UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors

400 Howard Street, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2024

Date of reporting period: April 30, 2024

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
• iShares International Treasury Bond ETF | IGOV | NASDAQ

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® 1-3 Year International Treasury Bond ETF
Investment Objective
The iShares 1-3 Year International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds with remaining maturities between one and three years, as represented by the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.05%	(2.61)%	(2.36)%	(2.94)%	(2.61)%	(11.26)%	(25.76)%
Fund Market	2.13	(2.79)	(2.38)	(2.96)	(2.79)	(11.36)	(25.92)
Index	2.54	(2.15)	(2.02)	(2.68)	(2.15)	(9.68)	(23.75)
Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,020.50	$1.76	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	38.7%
Aa	31.7
A	12.2
Baa	15.8
Not Rated	1.6
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
Italy	9.8%
France	9.5
Japan	9.2
Germany	7.6
Spain	6.0
United Kingdom	5.0
Australia	4.6
Netherlands	4.6
Austria	4.6
Belgium	4.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® International Treasury Bond ETF
Investment Objective
The iShares International Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of non-U.S. developed market government bonds, as represented by the FTSE World Government Bond Index - Developed Markets Capped Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.20%	(4.90)%	(4.50)%	(2.75)%	(4.90)%	(20.57)%	(24.37)%
Fund Market	4.14	(5.30)	(4.57)	(2.78)	(5.30)	(20.84)	(24.55)
Index	4.72	(4.43)	(4.11)	(2.38)	(4.43)	(18.95)	(21.40)
Index performance through August 31, 2020 reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index. Index performance beginning on September 1, 2020 reflects the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,042.00	$1.78	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	36.7%
Aa	32.5
A	14.3
Baa	13.1
Not Rated	3.4
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
Japan	13.0%
France	8.6
Italy	7.9
Germany	6.6
United Kingdom	5.5
Spain	5.3
Israel	4.7
Australia	4.6
Finland	4.6
Ireland	4.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
6
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bond
0.25%, 11/21/25(a)	AUD 1,268	$772,964
0.50%, 09/21/26(a)	AUD 1,780	1,060,687
4.25%, 04/21/26(a)	AUD 1,280	831,431
4.75%, 04/21/27(a)	AUD 1,460	964,534
		3,629,616
Austria — 4.6%
Republic of Austria Government Bond
0.50%, 04/20/27(b)	EUR 830	822,266
0.75%, 10/20/26(b)	EUR 1,060	1,069,422
1.20%, 10/20/25(b)	EUR 740	765,326
2.00%, 07/15/26(b)	EUR 230	239,810
4.85%, 03/15/26(b)	EUR 652	715,924
		3,612,748
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.80%, 06/22/25(b)	EUR 1,540	1,595,335
1.00%, 06/22/26(b)	EUR 1,190	1,215,360
4.50%, 03/28/26(b)	EUR 733	801,423
		3,612,118
Canada — 4.5%
Canadian Government Bond
0.25%, 03/01/26	CAD 610	411,551
0.50%, 09/01/25	CAD 480	330,566
1.00%, 09/01/26	CAD 450	303,685
1.25%, 03/01/27	CAD 370	248,409
1.50%, 06/01/26	CAD 110	75,527
2.25%, 06/01/25	CAD 260	184,181
3.00%, 10/01/25	CAD 460	326,944
3.00%, 04/01/26	CAD 280	198,387
3.50%, 08/01/25	CAD 320	229,222
3.75%, 05/01/25	CAD 370	266,172
4.00%, 05/01/26	CAD 310	223,712
4.50%, 11/01/25	CAD 450	326,593
4.50%, 02/01/26	CAD 630	457,962
		3,582,911
Denmark — 2.8%
Denmark Government Bond, 1.75%, 11/15/25	DKK 15,710	2,203,118
Finland — 4.5%
Finland Government Bond
0.00%, 09/15/26(b)	EUR 610	605,996
0.50%, 04/15/26(b)	EUR 830	842,028
0.88%, 09/15/25(b)	EUR 549	567,443
1.38%, 04/15/27(b)	EUR 570	580,785
4.00%, 07/04/25(b)	EUR 926	995,076
		3,591,328
France — 9.4%
French Republic Government Bond OAT
0.00%, 02/25/26(a)(b)	EUR 830	836,262
0.00%, 02/25/27(b)	EUR 800	784,947
0.25%, 11/25/26(a)(b)	EUR 780	775,479
0.50%, 05/25/25(a)(b)	EUR 872	901,844
0.50%, 05/25/26(a)(b)	EUR 1,040	1,052,174
1.00%, 11/25/25(a)(b)	EUR 820	845,001
2.50%, 09/24/26(a)(b)	EUR 810	852,503
3.50%, 04/25/26(a)(b)	EUR 880	945,147
Security	Par (000)	Value
France (continued)
6.00%, 10/25/25(a)(b)	EUR 390	$431,733
		7,425,090
Germany — 7.5%
Bundesobligation
0.00%, 10/10/25(a)	EUR 560	571,516
0.00%, 04/10/26(a)	EUR 660	664,895
0.00%, 10/09/26(a)	EUR 470	467,873
0.00%, 04/16/27(a)	EUR 500	491,825
Series G, 0.00%, 10/10/25(a)	EUR 100	102,051
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 620	619,430
0.25%, 02/15/27(a)	EUR 530	527,324
0.50%, 02/15/26(a)	EUR 560	571,217
1.00%, 08/15/25(a)	EUR 785	813,977
Bundesschatzanweisungen
2.50%, 03/19/26(a)	EUR 130	137,216
2.80%, 06/12/25(a)	EUR 180	190,895
3.10%, 09/18/25(a)	EUR 270	287,435
3.10%, 12/12/25(a)	EUR 480	511,462
		5,957,116
Ireland — 3.4%
Ireland Government Bond, 1.00%, 05/15/26(a)	EUR 2,610	2,673,142
Israel — 4.6%
Israel Government Bond - Fixed
0.50%, 04/30/25	ILS 2,320	597,903
0.50%, 02/27/26	ILS 2,790	695,963
1.75%, 08/31/25	ILS 3,610	933,170
2.00%, 03/31/27	ILS 2,990	748,530
6.25%, 10/30/26	ILS 2,240	624,567
		3,600,133
Italy — 9.7%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 400	399,927
0.00%, 08/01/26(a)	EUR 380	375,814
0.50%, 02/01/26(a)	EUR 407	412,664
0.85%, 01/15/27(a)	EUR 240	239,541
1.10%, 04/01/27(a)	EUR 320	320,065
1.20%, 08/15/25(a)	EUR 220	227,926
1.25%, 12/01/26(a)	EUR 380	384,481
1.45%, 05/15/25(a)	EUR 480	501,540
1.50%, 06/01/25(a)	EUR 480	501,151
1.60%, 06/01/26(a)	EUR 400	411,410
1.85%, 07/01/25(b)	EUR 290	303,549
2.00%, 12/01/25(a)	EUR 380	396,371
2.10%, 07/15/26(a)	EUR 800	830,248
2.50%, 11/15/25(a)	EUR 330	347,246
2.95%, 02/15/27(a)	EUR 210	221,400
3.50%, 01/15/26(a)	EUR 290	309,556
3.60%, 09/29/25(a)	EUR 150	160,184
3.80%, 04/15/26(a)	EUR 180	193,349
3.85%, 09/15/26(a)	EUR 680	732,663
4.50%, 03/01/26(b)	EUR 359	390,017
		7,659,102
Japan — 9.1%
Japan Government Five Year Bond
0.00%, 03/20/26	JPY 63,500	400,785
0.00%, 06/20/26	JPY 42,900	270,402
0.00%, 09/20/26	JPY 79,150	498,532
0.00%, 12/20/26	JPY 101,550	639,009
Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.00%, 03/20/27	JPY 90,600	$569,525
0.10%, 06/20/25	JPY 45,650	289,475
0.10%, 09/20/25	JPY 75,150	476,178
0.10%, 12/20/25	JPY 39,300	248,725
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY 29,050	183,679
0.10%, 06/20/26	JPY 16,950	107,054
0.10%, 09/20/26	JPY 59,000	372,458
0.30%, 12/20/25	JPY 16,800	106,674
0.40%, 06/20/25	JPY 36,750	233,833
0.40%, 09/20/25	JPY 25,000	159,069
Japan Government Twenty Year Bond
1.90%, 06/20/25	JPY 15,400	99,650
2.00%, 12/20/25	JPY 10,450	68,192
2.10%, 03/20/26	JPY 5,000	32,804
2.30%, 03/20/26	JPY 14,650	96,464
2.30%, 06/20/26	JPY 23,550	155,750
Japan Government Two Year Bond
0.00%, 05/01/25	JPY 16,000	101,356
0.00%, 06/01/25	JPY 45,650	289,171
0.00%, 07/01/25	JPY 16,350	103,557
0.00%, 08/01/25	JPY 105,150	665,736
0.00%, 10/01/25	JPY 37,400	236,575
0.00%, 12/01/25	JPY 49,400	312,196
0.10%, 02/01/26	JPY 44,750	283,030
0.20%, 03/01/26	JPY 31,700	200,819
		7,200,698
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(b)	EUR 606	613,534
0.00%, 01/15/27(b)	EUR 680	671,197
0.25%, 07/15/25(b)	EUR 1,100	1,131,307
0.50%, 07/15/26(b)	EUR 1,190	1,202,025
		3,618,063
New Zealand — 3.0%
New Zealand Government Bond
0.50%, 05/15/26	NZD 1,890	1,018,988
4.50%, 04/15/27(a)	NZD 2,260	1,321,117
		2,340,105
Norway — 2.6%
Norway Government Bond
1.50%, 02/19/26(b)	NOK 12,118	1,043,478
1.75%, 02/17/27(b)	NOK 12,060	1,024,098
		2,067,576
Singapore — 4.6%
Singapore Government Bond
0.50%, 11/01/25	SGD 710	497,247
1.25%, 11/01/26	SGD 1,090	755,961
2.13%, 06/01/26	SGD 1,100	783,720
2.38%, 06/01/25	SGD 1,168	844,292
3.50%, 03/01/27	SGD 970	711,641
		3,592,861
Spain — 5.9%
Spain Government Bond
0.00%, 05/31/25	EUR 586	602,635
Security	Par (000)	Value
Spain (continued)
0.00%, 01/31/26	EUR 370	$373,411
0.00%, 01/31/27	EUR 470	460,615
1.30%, 10/31/26(b)	EUR 540	551,093
1.60%, 04/30/25(b)	EUR 355	372,067
1.95%, 04/30/26(b)	EUR 430	447,662
2.15%, 10/31/25(b)	EUR 450	472,484
2.80%, 05/31/26	EUR 400	423,017
4.65%, 07/30/25(b)	EUR 388	420,277
5.90%, 07/30/26(b)	EUR 490	552,531
		4,675,792
Sweden — 4.2%
Sweden Government Bond
1.00%, 11/12/26(a)	SEK 18,660	1,613,828
2.50%, 05/12/25(a)	SEK 18,750	1,686,588
		3,300,416
United Kingdom — 4.9%
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP 350	405,373
0.38%, 10/22/26(a)	GBP 490	553,868
0.63%, 06/07/25(a)	GBP 251	299,743
1.50%, 07/22/26(a)	GBP 290	339,859
2.00%, 09/07/25(a)	GBP 300	361,333
3.50%, 10/22/25(a)	GBP 680	833,210
3.75%, 03/07/27(a)	GBP 340	415,585
4.13%, 01/29/27(a)	GBP 560	692,121
		3,901,092
Total Long-Term Investments — 99.1% (Cost: $79,832,068)		78,243,025
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	10,000	10,000
Total Short-Term Securities — 0.0% (Cost: $10,000)		10,000
Total Investments — 99.1% (Cost: $79,842,068)		78,253,025
Other Assets Less Liabilities — 0.9%		711,731
Net Assets — 100.0%		$78,964,756

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
8
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 1-3 Year International Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$0 (a)	$—	$—	$—	$10,000	10,000	$464	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$78,243,025	$—	$78,243,025
Short-Term Securities
Money Market Funds	10,000	—	—	10,000
	$10,000	$78,243,025	$—	$78,253,025
See notes to financial statements.
Schedule of Investments
9

Schedule of Investments (unaudited)
April 30, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bond
0.25%, 11/21/25(a)	AUD 1,605	$978,397
0.50%, 09/21/26(a)	AUD 1,742	1,038,044
1.00%, 12/21/30(a)	AUD 2,406	1,269,096
1.00%, 11/21/31(a)	AUD 2,746	1,401,883
1.25%, 05/21/32	AUD 2,555	1,309,787
1.50%, 06/21/31(a)	AUD 2,400	1,291,009
1.75%, 11/21/32(a)	AUD 1,610	848,426
1.75%, 06/21/51(a)	AUD 1,666	587,989
2.25%, 05/21/28(a)	AUD 1,489	900,160
2.50%, 05/21/30(a)	AUD 359	211,718
2.75%, 11/21/27(a)	AUD 1,745	1,082,346
2.75%, 11/21/28(a)	AUD 2,639	1,616,511
2.75%, 11/21/29(a)	AUD 623	375,769
2.75%, 06/21/35(a)	AUD 504	277,648
2.75%, 05/21/41(a)	AUD 1,130	567,252
3.00%, 11/21/33(a)	AUD 1,557	898,180
3.00%, 03/21/47(a)	AUD 737	361,562
3.25%, 04/21/29(a)	AUD 1,134	706,595
3.25%, 06/21/39(a)	AUD 582	321,390
3.50%, 12/21/34(a)	AUD 2,396	1,428,409
3.75%, 05/21/34(a)	AUD 1,592	975,267
3.75%, 04/21/37(a)	AUD 1,731	1,035,739
4.25%, 04/21/26(a)	AUD 1,790	1,162,705
4.50%, 04/21/33(a)	AUD 1,817	1,186,045
4.75%, 04/21/27(a)	AUD 1,431	945,375
4.75%, 06/21/54(a)	AUD 732	475,148
		23,252,450
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 10/20/28(b)	EUR 944	886,172
0.00%, 02/20/30(b)	EUR 1,532	1,383,169
0.00%, 02/20/31(b)	EUR 1,114	974,748
0.00%, 10/20/40(b)	EUR 908	574,143
0.25%, 10/20/36(b)	EUR 334	250,474
0.50%, 04/20/27(b)	EUR 559	553,791
0.50%, 02/20/29(a)(b)	EUR 1,014	965,919
0.70%, 04/20/71(b)	EUR 467	212,311
0.75%, 10/20/26(b)	EUR 1,613	1,627,338
0.75%, 02/20/28(b)	EUR 1,305	1,284,763
0.75%, 03/20/51(b)	EUR 425	255,853
0.85%, 06/30/2120(b)	EUR 497	233,057
0.90%, 02/20/32(b)	EUR 770	703,495
1.20%, 10/20/25(b)	EUR 1,034	1,069,388
1.50%, 02/20/47(b)	EUR 809	624,118
1.50%, 11/02/86(b)	EUR 312	188,692
1.85%, 05/23/49(b)	EUR 909	741,436
2.00%, 07/15/26(b)	EUR 947	987,394
2.10%, 09/20/2117(b)	EUR 378	295,976
2.40%, 05/23/34(b)	EUR 1,107	1,114,761
2.90%, 05/23/29(a)(b)	EUR 389	415,349
2.90%, 02/20/33(a)(b)	EUR 1,963	2,073,966
2.90%, 02/20/34(a)(b)	EUR 653	686,840
3.15%, 06/20/44(b)	EUR 664	698,488
3.15%, 10/20/53(b)	EUR 597	624,631
3.45%, 10/20/30(a)(b)	EUR 302	331,799
3.80%, 01/26/62(b)	EUR 334	396,402
4.15%, 03/15/37(a)(b)	EUR 784	921,776
4.85%, 03/15/26(b)	EUR 311	341,491
Security	Par (000)	Value
Austria (continued)
6.25%, 07/15/27	EUR 1,443	$1,688,100
		23,105,840
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR 922	889,794
0.00%, 10/22/31(a)(b)	EUR 1,056	907,319
0.10%, 06/22/30(b)	EUR 483	435,510
0.35%, 06/22/32(b)	EUR 1,136	983,935
0.40%, 06/22/40(b)	EUR 1,502	1,016,421
0.65%, 06/22/71(b)	EUR 463	201,203
0.80%, 06/22/25(b)	EUR 929	962,380
0.80%, 06/22/27(b)	EUR 914	912,799
0.80%, 06/22/28(b)	EUR 133	130,629
0.90%, 06/22/29(b)	EUR 1,768	1,711,715
1.00%, 06/22/26(b)	EUR 613	626,064
1.00%, 06/22/31(b)	EUR 381	356,632
1.40%, 06/22/53(b)	EUR 461	306,011
1.45%, 06/22/37(b)	EUR 395	341,704
1.60%, 06/22/47(b)	EUR 627	473,378
1.70%, 06/22/50(b)	EUR 748	557,285
1.90%, 06/22/38(b)	EUR 328	295,295
2.15%, 06/22/66(b)	EUR 441	344,568
2.25%, 06/22/57(b)	EUR 510	413,375
2.75%, 04/22/39(b)	EUR 141	140,514
2.75%, 04/22/39(a)(b)	EUR 170	169,414
3.00%, 06/22/33(b)	EUR 1,838	1,955,826
3.00%, 06/22/34(b)	EUR 725	768,614
3.30%, 06/22/54(b)	EUR 685	701,133
3.45%, 06/22/43(a)(b)	EUR 324	346,015
3.50%, 06/22/55(b)	EUR 201	212,620
3.75%, 06/22/45(a)	EUR 625	697,282
4.00%, 03/28/32(a)	EUR 654	748,071
4.25%, 03/28/41(b)	EUR 216	256,533
4.50%, 03/28/26(b)	EUR 1,247	1,363,305
5.00%, 03/28/35(b)	EUR 931	1,162,082
5.50%, 03/28/28	EUR 1,564	1,825,823
Series 86, 1.25%, 04/22/33(b)	EUR 815	752,785
		22,966,034
Canada — 4.5%
Canadian Government Bond
0.25%, 03/01/26	CAD 4,016	2,709,491
0.50%, 09/01/25	CAD 857	590,198
0.50%, 12/01/30	CAD 1,517	892,304
1.00%, 09/01/26	CAD 108	72,884
1.00%, 06/01/27	CAD 188	124,887
1.25%, 03/01/27	CAD 273	183,286
1.25%, 06/01/30	CAD 1,443	905,223
1.50%, 06/01/26	CAD 210	144,188
1.50%, 06/01/31	CAD 2,305	1,435,926
1.50%, 12/01/31	CAD 1,620	998,301
1.75%, 12/01/53	CAD 1,798	852,915
2.00%, 06/01/28	CAD 1,199	810,554
2.00%, 06/01/32	CAD 1,703	1,081,476
2.00%, 12/01/51	CAD 1,029	527,637
2.25%, 06/01/25	CAD 333	235,895
2.25%, 06/01/29	CAD 456	308,383
2.50%, 12/01/32	CAD 398	261,160
2.75%, 09/01/27	CAD 1,901	1,327,296
2.75%, 06/01/33	CAD 1,090	726,638
2.75%, 12/01/48	CAD 902	553,623
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.75%, 12/01/55	CAD 1,101	$662,703
2.75%, 12/01/64	CAD 232	137,402
3.00%, 06/01/34	CAD 510	345,162
3.25%, 09/01/28	CAD 717	507,517
3.25%, 12/01/33	CAD 1,354	939,081
3.50%, 08/01/25	CAD 416	297,989
3.50%, 03/01/28	CAD 722	516,275
3.50%, 12/01/45	CAD 907	634,758
3.75%, 05/01/25	CAD 1,103	793,481
4.00%, 05/01/26	CAD 1,470	1,060,826
4.00%, 03/01/29	CAD 370	270,316
4.00%, 06/01/41	CAD 82	61,262
4.50%, 11/01/25	CAD 1,418	1,029,130
5.00%, 06/01/37	CAD 222	180,824
5.75%, 06/01/29	CAD 340	268,236
5.75%, 06/01/33	CAD 687	570,255
		23,017,482
Denmark — 3.6%
Denmark Government Bond
0.00%, 11/15/31	DKK 22,903	2,715,727
0.25%, 11/15/52	DKK 17,483	1,298,599
0.50%, 11/15/27	DKK 25,895	3,438,389
0.50%, 11/15/29	DKK 10,353	1,326,504
1.75%, 11/15/25	DKK 15,033	2,108,178
2.25%, 11/15/33	DKK 13,181	1,823,715
4.50%, 11/15/39	DKK 30,628	5,336,819
		18,047,931
Finland — 4.6%
Finland Government Bond
0.00%, 09/15/26(a)(b)	EUR 72	71,527
0.00%, 09/15/30(b)	EUR 1,632	1,449,454
0.13%, 09/15/31(b)	EUR 1,335	1,162,138
0.13%, 04/15/36(b)	EUR 163	122,246
0.13%, 04/15/52(b)	EUR 1,154	557,338
0.25%, 09/15/40(b)	EUR 778	521,002
0.50%, 04/15/26(b)	EUR 1,047	1,062,173
0.50%, 09/15/27(b)	EUR 1,871	1,841,646
0.50%, 09/15/28(b)	EUR 1,674	1,611,721
0.50%, 09/15/29(b)	EUR 304	286,120
0.50%, 04/15/43(a)(b)	EUR 1,038	686,165
0.75%, 04/15/31(b)	EUR 747	689,417
0.88%, 09/15/25(b)	EUR 2,036	2,104,398
1.13%, 04/15/34(b)	EUR 1,061	947,973
1.38%, 04/15/27(b)	EUR 508	517,612
1.38%, 04/15/47(b)	EUR 924	700,698
1.50%, 09/15/32(b)	EUR 1,400	1,331,495
2.63%, 07/04/42(b)	EUR 1,041	1,022,835
2.75%, 07/04/28(b)	EUR 1,140	1,209,005
2.75%, 04/15/38(b)	EUR 1,169	1,183,134
2.88%, 04/15/29(a)(b)	EUR 1,058	1,126,964
2.95%, 04/15/55(a)(b)	EUR 549	558,256
3.00%, 09/15/33(b)	EUR 1,428	1,520,381
4.00%, 07/04/25(b)	EUR 837	899,437
		23,183,135
France — 8.5%
French Republic Government Bond OAT
0.00%, 02/25/26(a)(b)	EUR 1,406	1,416,607
0.00%, 02/25/27(a)(b)	EUR 667	654,450
0.00%, 11/25/29(a)(b)	EUR 1,178	1,072,359
0.00%, 11/25/30(a)(b)	EUR 1,473	1,302,076
Security	Par (000)	Value
France (continued)
0.00%, 11/25/31(a)(b)	EUR 1,566	$1,342,003
0.00%, 05/25/32(a)(b)	EUR 987	832,444
0.25%, 11/25/26(a)(b)	EUR 975	969,349
0.50%, 05/25/25(a)(b)	EUR 261	269,933
0.50%, 05/25/26(a)(b)	EUR 672	679,867
0.50%, 05/25/29(a)(b)	EUR 1,482	1,404,611
0.50%, 05/25/40(b)	EUR 605	421,549
0.50%, 06/25/44(a)(b)	EUR 492	307,582
0.50%, 05/25/72(b)	EUR 315	124,349
0.75%, 02/25/28(a)(b)	EUR 1,658	1,630,873
0.75%, 05/25/28(a)(b)	EUR 2,074	2,031,213
0.75%, 11/25/28(a)(b)	EUR 217	210,462
0.75%, 05/25/52(a)(b)	EUR 815	456,368
0.75%, 05/25/53(b)	EUR 821	449,213
1.00%, 11/25/25(a)(b)	EUR 1,745	1,797,729
1.00%, 05/25/27(a)(b)	EUR 1,044	1,049,871
1.25%, 05/25/34(a)(b)	EUR 900	809,973
1.25%, 05/25/36(b)	EUR 1,349	1,163,960
1.25%, 05/25/38(a)(b)	EUR 551	454,839
1.50%, 05/25/31(a)(b)	EUR 1,466	1,424,648
1.50%, 05/25/50(b)	EUR 870	623,742
1.75%, 06/25/39(b)	EUR 975	853,955
1.75%, 05/25/66(b)	EUR 306	211,711
2.00%, 11/25/32(a)(b)	EUR 1,014	1,001,847
2.00%, 05/25/48(b)	EUR 768	631,182
2.50%, 09/24/26(b)	EUR 674	709,367
2.50%, 05/25/30(a)(b)	EUR 1,192	1,244,244
2.50%, 05/25/43(b)	EUR 438	408,677
2.75%, 10/25/27(a)(b)	EUR 1,791	1,896,540
2.75%, 02/25/29(a)(b)	EUR 898	950,775
3.00%, 05/25/33(a)(b)	EUR 891	949,069
3.00%, 06/25/49(a)(b)	EUR 103	102,425
3.00%, 05/25/54(a)(b)	EUR 517	502,417
3.25%, 05/25/45(a)(b)	EUR 747	779,900
3.25%, 05/25/55(b)	EUR 299	303,457
3.50%, 04/25/26(a)(b)	EUR 1,360	1,460,499
3.50%, 11/25/33(a)(b)	EUR 978	1,080,983
4.00%, 10/25/38(a)(b)	EUR 541	626,530
4.00%, 04/25/55(b)	EUR 428	501,276
4.00%, 04/25/60(a)(b)	EUR 499	590,241
4.50%, 04/25/41(a)(b)	EUR 744	913,732
4.75%, 04/25/35(a)(b)	EUR 868	1,063,983
5.50%, 04/25/29(a)(b)	EUR 1,496	1,782,847
5.75%, 10/25/32(a)(b)	EUR 797	1,021,906
6.00%, 10/25/25(a)(b)	EUR 801	886,713
		43,374,346
Germany — 6.6%
Bundesobligation
0.00%, 10/10/25(a)	EUR 537	548,298
0.00%, 04/10/26(a)	EUR 743	748,510
0.00%, 10/09/26(a)	EUR 630	627,149
0.00%, 04/16/27(a)	EUR 567	557,729
1.30%, 10/15/27(a)	EUR 1,239	1,261,248
2.10%, 04/12/29(a)	EUR 210	218,740
2.20%, 04/13/28(a)	EUR 47	49,263
2.40%, 10/19/28(a)	EUR 629	664,033
Series G, 0.00%, 10/10/25(a)	EUR 771	786,854
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 847	846,222
0.00%, 11/15/27(a)	EUR 465	451,427
0.00%, 08/15/29(a)	EUR 865	807,719
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.00%, 02/15/30(a)	EUR 610	$562,978
0.00%, 08/15/30(a)	EUR 731	666,818
0.00%, 02/15/31(a)	EUR 803	723,559
0.00%, 08/15/31(a)	EUR 969	862,671
0.00%, 02/15/32(a)	EUR 776	681,657
0.00%, 05/15/35(a)	EUR 712	570,622
0.00%, 05/15/36(a)	EUR 436	339,385
0.00%, 08/15/50(a)	EUR 1,476	788,161
0.00%, 08/15/52(a)	EUR 646	328,119
0.25%, 02/15/27(a)	EUR 541	538,268
0.25%, 08/15/28(a)	EUR 788	761,299
0.25%, 02/15/29(a)	EUR 696	665,761
0.50%, 02/15/26(a)	EUR 463	472,274
0.50%, 08/15/27(a)	EUR 869	863,231
0.50%, 02/15/28(a)	EUR 783	771,326
1.00%, 08/15/25(a)	EUR 554	574,450
1.00%, 05/15/38(a)	EUR 83	71,015
1.25%, 08/15/48(a)	EUR 621	493,013
1.70%, 08/15/32(a)	EUR 579	579,543
1.80%, 08/15/53(a)	EUR 677	592,895
2.10%, 11/15/29(a)	EUR 620	644,984
2.30%, 02/15/33(a)	EUR 1,087	1,137,124
2.40%, 11/15/30(a)	EUR 156	164,737
2.50%, 07/04/44(a)	EUR 949	973,640
2.50%, 08/15/46(a)	EUR 578	593,167
2.50%, 08/15/54(a)	EUR 321	328,615
2.60%, 08/15/33(a)	EUR 477	510,119
3.25%, 07/04/42(a)	EUR 472	539,276
4.00%, 01/04/37(a)	EUR 903	1,098,233
4.25%, 07/04/39(a)	EUR 472	597,733
4.75%, 07/04/28(a)	EUR 653	752,858
4.75%, 07/04/34(a)	EUR 1,052	1,334,394
4.75%, 07/04/40(a)	EUR 734	986,899
5.50%, 01/04/31(a)	EUR 708	888,839
5.63%, 01/04/28(a)	EUR 770	903,533
6.25%, 01/04/30(a)	EUR 299	379,328
6.50%, 07/04/27(a)	EUR 448	530,506
Series G, 0.00%, 08/15/30(a)	EUR 341	311,155
Series G, 0.00%, 08/15/31(a)	EUR 42	37,392
Series G, 0.00%, 08/15/50(a)	EUR 264	141,482
Bundesschatzanweisungen
2.80%, 06/12/25(a)	EUR 10	10,605
3.10%, 09/18/25(a)	EUR 1,049	1,116,739
		33,455,595
Ireland — 4.6%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR 1,749	1,513,572
0.20%, 05/15/27(a)	EUR 1,087	1,069,563
0.20%, 10/18/30(a)	EUR 1,567	1,415,040
0.35%, 10/18/32(a)	EUR 2,194	1,903,355
0.40%, 05/15/35(a)	EUR 1,343	1,085,400
0.55%, 04/22/41(a)	EUR 482	339,549
0.90%, 05/15/28(a)	EUR 1,953	1,932,034
1.00%, 05/15/26(a)	EUR 2,552	2,614,036
1.10%, 05/15/29(a)	EUR 2,649	2,597,461
1.30%, 05/15/33(a)	EUR 695	648,788
1.35%, 03/18/31(a)	EUR 1,129	1,095,467
1.50%, 05/15/50(a)	EUR 1,955	1,467,558
1.70%, 05/15/37(a)	EUR 1,888	1,716,875
2.00%, 02/18/45(a)	EUR 2,224	1,954,777
2.40%, 05/15/30(a)	EUR 1,069	1,112,190
Security	Par (000)	Value
Ireland (continued)
3.00%, 10/18/43(a)	EUR 681	$711,719
		23,177,384
Israel — 4.6%
Israel Government Bond, 3.75%, 09/30/27	ILS 4,100	1,073,383
Israel Government Bond - Fixed
0.50%, 04/30/25	ILS 6,868	1,769,999
0.50%, 02/27/26	ILS 6,281	1,566,789
1.00%, 03/31/30	ILS 11,920	2,611,529
1.30%, 04/30/32	ILS 8,427	1,756,647
1.50%, 05/31/37	ILS 9,274	1,667,820
1.75%, 08/31/25	ILS 7,351	1,900,204
2.00%, 03/31/27	ILS 7,409	1,854,802
2.25%, 09/28/28	ILS 8,294	2,023,837
2.80%, 11/29/52	ILS 3,947	680,466
3.75%, 02/28/29	ILS 4,734	1,225,781
3.75%, 03/31/47	ILS 8,288	1,801,768
4.00%, 03/30/35	ILS 2,483	620,544
5.50%, 01/31/42	ILS 5,583	1,569,396
6.25%, 10/30/26	ILS 4,771	1,330,273
		23,453,238
Italy — 7.8%
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 618	617,887
0.25%, 03/15/28(a)	EUR 304	288,031
0.45%, 02/15/29(a)	EUR 549	510,038
0.50%, 02/01/26(a)	EUR 738	748,269
0.50%, 07/15/28(a)	EUR 555	526,143
0.85%, 01/15/27(a)	EUR 456	455,128
0.90%, 04/01/31(a)	EUR 753	672,776
0.95%, 09/15/27(a)	EUR 24	23,667
0.95%, 09/15/27(a)(b)	EUR 600	591,675
0.95%, 08/01/30(a)	EUR 497	454,064
0.95%, 12/01/31(b)	EUR 669	588,672
0.95%, 06/01/32(a)	EUR 656	568,503
0.95%, 03/01/37(b)	EUR 491	364,648
1.10%, 04/01/27(a)	EUR 492	492,099
1.20%, 08/15/25(a)	EUR 742	768,732
1.25%, 12/01/26(a)	EUR 690	698,136
1.35%, 04/01/30(a)	EUR 763	721,553
1.45%, 03/01/36(b)	EUR 330	269,020
1.50%, 06/01/25(a)	EUR 805	840,471
1.50%, 04/30/45(b)	EUR 254	170,679
1.60%, 06/01/26(a)	EUR 746	767,280
1.65%, 12/01/30(b)	EUR 211	200,007
1.65%, 03/01/32(b)	EUR 811	749,003
1.70%, 09/01/51(b)	EUR 515	332,117
1.80%, 03/01/41(a)(b)	EUR 622	474,132
1.85%, 07/01/25(b)	EUR 765	800,742
2.00%, 12/01/25(a)	EUR 473	493,378
2.00%, 02/01/28(a)	EUR 819	832,494
2.05%, 08/01/27(a)	EUR 632	647,532
2.10%, 07/15/26(a)	EUR 582	604,005
2.15%, 09/01/52(b)	EUR 275	193,348
2.15%, 03/01/72(a)(b)	EUR 215	139,867
2.20%, 06/01/27(a)	EUR 669	689,911
2.25%, 09/01/36(b)	EUR 231	205,164
2.45%, 09/01/33(b)	EUR 612	586,234
2.45%, 09/01/50(b)	EUR 652	499,762
2.50%, 12/01/32(a)	EUR 636	619,133
2.80%, 12/01/28(a)	EUR 513	534,132
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
2.80%, 06/15/29(a)	EUR 552	$571,434
2.80%, 03/01/67(b)	EUR 202	156,673
2.95%, 09/01/38(b)	EUR 480	449,157
3.00%, 08/01/29(a)	EUR 755	788,945
3.10%, 03/01/40(b)	EUR 304	284,781
3.25%, 03/01/38(b)	EUR 402	390,609
3.25%, 09/01/46(b)	EUR 362	331,387
3.35%, 03/01/35(b)	EUR 549	556,481
3.40%, 04/01/28(a)	EUR 681	727,062
3.45%, 03/01/48(b)	EUR 470	441,790
3.50%, 01/15/26(a)	EUR 717	765,351
3.50%, 03/01/30(b)	EUR 774	826,938
3.70%, 06/15/30(a)	EUR 218	234,592
3.80%, 08/01/28(a)	EUR 114	123,513
3.85%, 09/15/26(a)	EUR 370	398,655
3.85%, 12/15/29(a)	EUR 574	623,563
3.85%, 07/01/34(a)	EUR 285	303,188
3.85%, 09/01/49(b)	EUR 467	464,742
4.00%, 11/15/30(a)	EUR 197	215,440
4.00%, 10/30/31(b)	EUR 35	38,300
4.00%, 02/01/37(b)	EUR 802	858,163
4.20%, 03/01/34(a)	EUR 270	296,339
4.35%, 11/01/33(a)	EUR 431	479,314
4.40%, 05/01/33(a)	EUR 599	670,340
4.45%, 09/01/43(a)(b)	EUR 156	169,931
4.50%, 03/01/26(b)	EUR 867	941,908
4.50%, 10/01/53(a)(b)	EUR 219	239,174
4.75%, 09/01/28(b)	EUR 307	345,247
4.75%, 09/01/44(b)	EUR 622	706,494
5.00%, 08/01/34(b)	EUR 909	1,061,991
5.00%, 08/01/39(b)	EUR 620	723,126
5.00%, 09/01/40(b)	EUR 532	620,211
5.25%, 11/01/29(a)	EUR 990	1,152,018
5.75%, 02/01/33(a)	EUR 705	863,126
6.00%, 05/01/31(a)	EUR 977	1,199,575
7.25%, 11/01/26(a)	EUR 705	821,707
		39,579,697
Japan — 12.9%
Japan Government Five Year Bond
0.00%, 09/20/26	JPY 14,550	91,644
0.00%, 03/20/27	JPY 62,700	394,142
0.00%, 06/20/27	JPY 8,450	53,056
0.10%, 06/20/25	JPY 86,100	545,976
0.10%, 12/20/25	JPY 24,950	157,906
0.10%, 03/20/27	JPY 36,900	232,595
0.10%, 09/20/27	JPY 41,550	261,369
0.10%, 03/20/28	JPY 73,800	463,099
0.10%, 06/20/28	JPY 77,950	488,434
0.20%, 03/20/28	JPY 123,500	777,968
0.30%, 12/20/27	JPY 85,400	540,465
0.30%, 12/20/28	JPY 95,450	601,302
0.40%, 09/20/28	JPY 88,400	560,006
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY 81,050	327,021
0.50%, 03/20/59	JPY 79,500	317,970
0.50%, 03/20/60	JPY 99,650	392,528
0.70%, 03/20/61	JPY 63,600	267,462
0.80%, 03/20/58	JPY 49,850	226,124
0.90%, 03/20/57	JPY 74,350	352,533
1.00%, 03/20/62	JPY 105,100	487,059
1.30%, 03/20/63	JPY 68,300	346,785
Security	Par (000)	Value
Japan (continued)
1.40%, 03/20/55	JPY 26,700	$148,825
1.70%, 03/20/54	JPY 22,450	135,496
1.90%, 03/20/53	JPY 34,850	221,538
2.00%, 03/20/52	JPY 61,050	397,221
2.20%, 03/20/49	JPY 32,800	224,524
2.20%, 03/20/50	JPY 40,050	272,830
2.20%, 03/20/51	JPY 58,450	396,833
2.40%, 03/20/48	JPY 2,200	15,654
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY 59,050	372,508
0.10%, 03/20/27	JPY 56,900	358,663
0.10%, 06/20/27	JPY 30,150	189,870
0.10%, 09/20/27	JPY 91,750	577,150
0.10%, 12/20/27	JPY 16,300	102,414
0.10%, 03/20/28	JPY 113,150	710,022
0.10%, 06/20/28	JPY 101,950	638,817
0.10%, 12/20/28	JPY 42,850	267,470
0.10%, 06/20/29	JPY 38,000	236,450
0.10%, 09/20/29	JPY 26,050	161,894
0.10%, 12/20/29	JPY 11,450	71,033
0.10%, 06/20/30	JPY 26,150	161,476
0.10%, 03/20/31	JPY 47,000	288,094
0.10%, 06/20/31	JPY 56,950	348,077
0.10%, 09/20/31	JPY 5,950	36,229
0.10%, 12/20/31	JPY 15,600	94,690
0.20%, 09/20/32	JPY 39,250	238,143
0.40%, 06/20/33	JPY 95,400	583,675
0.50%, 12/20/32	JPY 32,800	203,505
0.50%, 03/20/33	JPY 40,100	248,431
0.60%, 12/20/33	JPY 71,500	443,163
0.80%, 09/20/33	JPY 79,050	500,459
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY 36,200	169,596
0.40%, 09/20/49	JPY 50,850	229,532
0.40%, 12/20/49	JPY 70,900	318,318
0.40%, 03/20/50	JPY 38,450	171,697
0.50%, 09/20/46	JPY 30,500	149,461
0.60%, 12/20/46	JPY 37,050	185,204
0.60%, 06/20/50	JPY 83,300	392,017
0.60%, 09/20/50	JPY 88,500	414,395
0.70%, 06/20/48	JPY 65,300	326,423
0.70%, 12/20/48	JPY 5,550	27,530
0.70%, 12/20/50	JPY 90,100	432,330
0.70%, 03/20/51	JPY 83,250	398,216
0.70%, 06/20/51	JPY 79,950	380,570
0.70%, 09/20/51	JPY 77,150	366,078
0.70%, 12/20/51	JPY 53,300	252,112
0.80%, 03/20/46	JPY 44,650	235,867
0.80%, 03/20/47	JPY 43,850	228,743
0.80%, 06/20/47	JPY 40,550	210,940
0.80%, 09/20/47	JPY 33,650	174,274
0.80%, 03/20/48	JPY 55,900	287,413
0.90%, 09/20/48	JPY 22,000	114,955
1.00%, 03/20/52	JPY 85,900	440,254
1.20%, 06/20/53	JPY 36,850	197,665
1.30%, 06/20/52	JPY 84,500	467,026
1.40%, 09/20/45	JPY 22,100	132,681
1.40%, 12/20/45	JPY 31,150	186,716
1.40%, 09/20/52	JPY 57,150	323,474
1.40%, 03/20/53	JPY 44,250	249,923
1.50%, 12/20/44	JPY 26,050	160,142
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
1.50%, 03/20/45	JPY 54,950	$337,330
1.60%, 06/20/45	JPY 21,050	131,318
1.60%, 12/20/52	JPY 62,200	369,091
1.60%, 12/20/53	JPY 51,600	304,647
1.70%, 06/20/33	JPY 31,850	217,937
1.70%, 12/20/43	JPY 34,100	218,600
1.70%, 03/20/44	JPY 62,850	402,899
1.70%, 06/20/44	JPY 35,900	229,520
1.70%, 09/20/44	JPY 33,350	212,999
1.80%, 11/22/32	JPY 14,050	96,854
1.80%, 03/20/43	JPY 78,350	514,612
1.80%, 09/20/43	JPY 44,950	293,641
1.80%, 09/20/53	JPY 33,600	208,211
1.90%, 09/20/42	JPY 56,250	376,497
1.90%, 06/20/43	JPY 36,350	241,855
2.00%, 12/20/33	JPY 12,750	89,505
2.00%, 09/20/40	JPY 85,350	586,115
2.00%, 09/20/41	JPY 103,000	703,853
2.00%, 03/20/42	JPY 83,600	569,687
2.10%, 09/20/33	JPY 22,500	159,173
2.20%, 09/20/39	JPY 58,650	415,513
2.20%, 03/20/41	JPY 84,150	592,670
2.30%, 05/20/32	JPY 12,900	91,991
2.30%, 03/20/35	JPY 24,750	178,626
2.30%, 12/20/35	JPY 26,450	191,247
2.30%, 12/20/36	JPY 35,250	254,871
2.30%, 03/20/39	JPY 68,850	494,813
2.30%, 03/20/40	JPY 82,550	590,948
2.40%, 03/20/34	JPY 27,650	200,690
2.40%, 12/20/34	JPY 22,150	161,112
2.40%, 03/20/37	JPY 81,000	591,470
2.40%, 09/20/38	JPY 73,750	537,052
2.50%, 06/20/34	JPY 26,450	193,903
2.50%, 09/20/34	JPY 20,600	151,072
2.50%, 09/20/35	JPY 19,000	139,785
2.50%, 03/20/36	JPY 28,550	210,354
2.50%, 06/20/36	JPY 35,250	259,904
2.50%, 09/20/36	JPY 19,150	141,258
2.50%, 09/20/37	JPY 45,350	334,566
2.50%, 03/20/38	JPY 47,600	351,229
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY 96,650	552,225
0.30%, 06/20/39	JPY 117,450	639,524
0.30%, 09/20/39	JPY 102,350	553,909
0.30%, 12/20/39	JPY 71,250	383,729
0.40%, 03/20/36	JPY 49,700	292,301
0.40%, 03/20/39	JPY 40,650	226,046
0.40%, 03/20/40	JPY 97,250	529,762
0.40%, 06/20/40	JPY 10,600	57,396
0.40%, 09/20/40	JPY 41,250	222,276
0.40%, 06/20/41	JPY 139,700	741,801
0.50%, 03/20/38	JPY 69,500	400,387
0.50%, 12/20/40	JPY 89,650	488,896
0.50%, 03/20/41	JPY 70,600	383,209
0.50%, 09/20/41	JPY 84,750	455,656
0.50%, 12/20/41	JPY 88,950	475,942
0.60%, 12/20/36	JPY 61,100	364,171
0.60%, 06/20/37	JPY 49,700	294,009
0.60%, 12/20/37	JPY 46,750	274,097
0.70%, 09/20/38	JPY 87,250	512,281
0.80%, 03/20/42	JPY 81,750	459,902
Security	Par (000)	Value
Japan (continued)
0.90%, 06/20/42	JPY 33,250	$189,747
1.10%, 09/20/42	JPY 77,250	454,796
1.10%, 03/20/43	JPY 96,950	566,510
1.10%, 06/20/43	JPY 45,150	262,807
1.20%, 12/20/34	JPY 68,100	443,243
1.20%, 03/20/35	JPY 51,400	333,788
1.20%, 09/20/35	JPY 60,850	394,064
1.30%, 12/20/43	JPY 28,900	173,066
1.40%, 09/20/34	JPY 69,900	464,341
1.40%, 12/20/42	JPY 98,500	608,031
1.50%, 06/20/32	JPY 34,250	230,624
1.50%, 03/20/33	JPY 30,850	207,902
1.50%, 03/20/34	JPY 53,000	356,047
1.50%, 06/20/34	JPY 44,200	296,712
1.50%, 09/20/43	JPY 59,100	367,794
1.60%, 03/20/32	JPY 30,500	206,802
1.60%, 06/20/32	JPY 19,050	129,204
1.60%, 03/20/33	JPY 34,000	230,926
1.60%, 12/20/33	JPY 65,300	442,797
1.70%, 09/20/31	JPY 43,850	299,175
1.70%, 12/20/31	JPY 36,550	249,485
1.70%, 03/20/32	JPY 25,950	177,184
1.70%, 06/20/32	JPY 27,450	187,516
1.70%, 12/20/32	JPY 37,200	254,563
1.70%, 06/20/33	JPY 69,550	475,903
1.70%, 09/20/33	JPY 61,850	423,454
1.80%, 09/20/30	JPY 26,550	181,506
1.80%, 06/20/31	JPY 24,850	170,529
1.80%, 09/20/31	JPY 48,300	331,698
1.80%, 12/20/31	JPY 43,150	296,527
1.80%, 03/20/32	JPY 52,850	363,635
1.80%, 12/20/32	JPY 2,500	17,237
1.90%, 12/20/28	JPY 34,700	234,705
1.90%, 03/20/29	JPY 13,050	88,463
1.90%, 09/20/30	JPY 16,150	111,040
1.90%, 03/20/31	JPY 43,100	297,293
1.90%, 06/20/31	JPY 12,850	88,739
2.00%, 09/20/25	JPY 116,850	759,919
2.00%, 03/20/27	JPY 20,450	135,950
2.00%, 06/20/30	JPY 26,850	185,344
2.00%, 12/20/30	JPY 31,450	217,949
2.00%, 03/20/31	JPY 37,700	261,628
2.10%, 03/20/27	JPY 46,800	311,972
2.10%, 06/20/27	JPY 19,500	130,523
2.10%, 09/20/27	JPY 16,250	109,161
2.10%, 12/20/27	JPY 46,400	312,783
2.10%, 06/20/28	JPY 67,150	455,614
2.10%, 12/20/28	JPY 23,450	159,964
2.10%, 03/20/29	JPY 36,600	250,321
2.10%, 06/20/29	JPY 7,400	50,803
2.10%, 09/20/29	JPY 29,850	205,614
2.10%, 12/20/29	JPY 3,400	23,484
2.10%, 03/20/30	JPY 30,250	209,474
2.10%, 12/20/30	JPY 54,050	376,765
2.20%, 09/20/27	JPY 53,050	357,497
2.20%, 03/20/28	JPY 42,300	287,116
2.20%, 09/20/28	JPY 15,350	104,881
2.20%, 06/20/29	JPY 20,500	141,390
2.20%, 03/20/31	JPY 36,700	257,944
2.30%, 06/20/27	JPY 3,100	20,872
2.40%, 03/20/28	JPY 18,950	129,546
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
Japan Government Two Year Bond
0.00%, 07/01/25	JPY 52,150	$330,306
0.00%, 08/01/25	JPY 157,950	1,000,028
0.00%, 09/01/25	JPY 166,750	1,055,278
0.00%, 12/01/25	JPY 74,300	469,558
0.10%, 11/01/25	JPY 113,300	717,436
0.10%, 02/01/26	JPY 137,150	867,433
		65,313,493
Netherlands — 4.6%
Netherlands Government Bond
0.00%, 01/15/26(b)	EUR 2,034	2,059,286
0.00%, 01/15/27(b)	EUR 572	564,595
0.00%, 01/15/29(b)	EUR 654	612,520
0.00%, 07/15/30(b)	EUR 1,235	1,112,781
0.00%, 07/15/31(b)	EUR 657	575,995
0.00%, 01/15/38(b)	EUR 1,075	767,389
0.00%, 01/15/52(b)	EUR 1,261	623,616
0.25%, 07/15/25(b)	EUR 345	355,128
0.25%, 07/15/29(b)	EUR 632	592,995
0.50%, 07/15/26(b)	EUR 908	917,176
0.50%, 07/15/32(b)	EUR 1,161	1,031,856
0.50%, 01/15/40(b)	EUR 1,145	849,985
0.75%, 07/15/27(b)	EUR 1,211	1,209,208
0.75%, 07/15/28(b)	EUR 1,086	1,065,798
2.00%, 01/15/54(b)	EUR 864	760,424
2.50%, 01/15/30(b)	EUR 1,164	1,223,091
2.50%, 01/15/33(b)	EUR 1,194	1,244,038
2.50%, 07/15/33(b)	EUR 751	779,748
2.50%, 07/15/34(b)	EUR 380	391,991
2.75%, 01/15/47(b)	EUR 1,378	1,432,661
3.25%, 01/15/44(a)(b)	EUR 423	471,550
3.75%, 01/15/42(b)	EUR 1,203	1,421,855
4.00%, 01/15/37(b)	EUR 878	1,040,992
5.50%, 01/15/28(b)	EUR 1,769	2,059,980
		23,164,658
New Zealand — 3.2%
New Zealand Government Bond
0.25%, 05/15/28	NZD 3,530	1,739,972
0.50%, 05/15/26	NZD 2,238	1,206,612
1.50%, 05/15/31	NZD 2,373	1,125,298
1.75%, 05/15/41	NZD 1,459	528,656
2.00%, 05/15/32	NZD 2,576	1,232,393
2.75%, 04/15/37(a)	NZD 2,744	1,264,902
2.75%, 05/15/51	NZD 2,154	825,819
3.00%, 04/20/29	NZD 2,408	1,310,871
3.50%, 04/14/33(a)	NZD 4,257	2,261,151
4.25%, 05/15/34	NZD 1,475	823,636
4.50%, 04/15/27(a)	NZD 2,911	1,701,669
4.50%, 05/15/30	NZD 2,029	1,179,489
4.50%, 05/15/35	NZD 1,232	697,463
5.00%, 05/15/54	NZD 840	480,654
		16,378,585
Norway — 2.1%
Norway Government Bond
1.25%, 09/17/31(b)	NOK 11,629	874,376
1.38%, 08/19/30(b)	NOK 18,216	1,417,514
1.50%, 02/19/26(b)	NOK 13,831	1,190,984
1.75%, 02/17/27(b)	NOK 13,415	1,139,161
1.75%, 09/06/29(b)	NOK 5,800	470,328
2.00%, 04/26/28(b)	NOK 23,454	1,967,573
Security	Par (000)	Value
Norway (continued)
2.13%, 05/18/32(b)	NOK 14,272	$1,132,600
3.00%, 08/15/33(b)	NOK 13,567	1,139,880
3.50%, 10/06/42(a)(b)	NOK 7,081	627,126
3.63%, 04/13/34(b)	NOK 9,201	812,141
		10,771,683
Singapore — 4.5%
Singapore Government Bond
0.50%, 11/01/25	SGD 3,074	2,152,870
1.25%, 11/01/26	SGD 2,255	1,563,938
1.63%, 07/01/31	SGD 809	524,047
1.88%, 03/01/50	SGD 1,380	746,163
1.88%, 10/01/51	SGD 1,446	778,258
2.13%, 06/01/26	SGD 2,365	1,684,996
2.25%, 08/01/36	SGD 1,337	862,642
2.38%, 06/01/25	SGD 918	663,579
2.38%, 07/01/39	SGD 1,392	892,020
2.63%, 05/01/28	SGD 1,547	1,099,542
2.63%, 08/01/32	SGD 2,227	1,535,530
2.75%, 04/01/42	SGD 1,341	892,317
2.75%, 03/01/46	SGD 2,191	1,435,462
2.88%, 09/01/27	SGD 1,038	747,812
2.88%, 08/01/28	SGD 994	712,894
2.88%, 07/01/29	SGD 1,415	1,008,542
2.88%, 09/01/30	SGD 1,855	1,314,175
3.00%, 04/01/29	SGD 350	251,755
3.00%, 08/01/72(a)	SGD 1,401	950,100
3.38%, 09/01/33	SGD 2,395	1,744,584
3.50%, 03/01/27	SGD 2,089	1,532,596
		23,093,822
Spain — 5.2%
Spain Government Bond
0.00%, 05/31/25	EUR 804	826,823
0.00%, 01/31/26	EUR 821	828,569
0.00%, 01/31/27	EUR 649	636,041
0.00%, 01/31/28	EUR 753	717,906
0.10%, 04/30/31(b)	EUR 700	607,419
0.50%, 10/31/31(b)	EUR 660	581,598
0.60%, 10/31/29(b)	EUR 669	626,233
0.70%, 04/30/32(b)	EUR 319	281,494
0.80%, 07/30/27(b)	EUR 800	794,416
0.80%, 07/30/29	EUR 1,393	1,325,343
0.85%, 07/30/37(a)(b)	EUR 410	313,314
1.00%, 07/30/42(b)	EUR 286	196,519
1.00%, 10/31/50(b)	EUR 410	235,136
1.20%, 10/31/40(b)	EUR 408	301,810
1.25%, 10/31/30(b)	EUR 752	716,238
1.30%, 10/31/26(b)	EUR 284	289,834
1.40%, 04/30/28(b)	EUR 532	533,089
1.40%, 07/30/28(b)	EUR 463	462,515
1.45%, 10/31/27(b)	EUR 889	898,714
1.45%, 04/30/29(b)	EUR 644	637,360
1.45%, 10/31/71(b)	EUR 290	148,495
1.50%, 04/30/27(b)	EUR 589	600,163
1.60%, 04/30/25(b)	EUR 643	673,913
1.85%, 07/30/35(b)	EUR 529	482,622
1.90%, 10/31/52(b)	EUR 473	335,481
1.95%, 04/30/26(b)	EUR 781	813,080
1.95%, 07/30/30(b)	EUR 541	540,861
2.15%, 10/31/25(b)	EUR 322	338,089
2.35%, 07/30/33(b)	EUR 497	491,685
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
2.55%, 10/31/32(b)	EUR 564	$572,107
2.70%, 10/31/48(b)	EUR 425	373,670
2.80%, 05/31/26	EUR 332	351,104
2.90%, 10/31/46(b)	EUR 686	634,437
3.15%, 04/30/33(b)	EUR 740	782,463
3.25%, 04/30/34(a)(b)	EUR 474	501,169
3.45%, 07/30/43(a)(b)	EUR 194	197,248
3.45%, 07/30/66(b)	EUR 357	340,948
3.55%, 10/31/33(a)(b)	EUR 522	567,463
3.90%, 07/30/39(b)	EUR 364	398,250
4.00%, 10/31/54(a)(b)	EUR 80	86,157
4.20%, 01/31/37(b)	EUR 406	463,791
4.65%, 07/30/25(b)	EUR 223	241,551
4.70%, 07/30/41(b)	EUR 472	566,920
4.90%, 07/30/40(b)	EUR 578	705,698
5.15%, 10/31/28(b)	EUR 431	500,288
5.15%, 10/31/44(b)	EUR 401	510,481
5.75%, 07/30/32	EUR 684	863,804
5.90%, 07/30/26(b)	EUR 626	705,887
6.00%, 01/31/29	EUR 692	834,603
		26,432,799
Sweden — 2.6%
Sweden Government Bond
0.13%, 05/12/31(a)(b)	SEK 19,410	1,491,557
0.75%, 05/12/28(a)	SEK 17,040	1,432,499
0.75%, 11/12/29(a)	SEK 28,410	2,337,707
1.00%, 11/12/26(a)	SEK 31,270	2,704,416
1.75%, 11/11/33(a)	SEK 14,320	1,218,975
2.25%, 06/01/32(a)	SEK 11,855	1,053,486
2.50%, 05/12/25(a)	SEK 18,080	1,626,321
3.50%, 03/30/39(a)	SEK 11,725	1,180,990
		13,045,951
United Kingdom — 5.5%
U.K. Gilts
4.00%, 10/22/63(a)	GBP 268	292,450
4.50%, 06/07/28(a)	GBP 504	632,544
4.63%, 01/31/34(a)	GBP 260	331,771
4.75%, 10/22/43(a)	GBP 303	378,008
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP 277	320,785
0.13%, 01/31/28(a)	GBP 284	303,877
0.25%, 07/31/31(a)	GBP 517	487,226
0.38%, 10/22/26(a)	GBP 989	1,117,909
0.38%, 10/22/30(a)	GBP 347	340,501
0.50%, 01/31/29(a)	GBP 635	666,272
0.50%, 10/22/61(a)	GBP 414	147,228
0.63%, 06/07/25(a)	GBP 185	220,926
0.63%, 07/31/35(a)	GBP 1,319	1,099,156
0.63%, 10/22/50(a)	GBP 508	244,197
0.88%, 10/22/29(a)	GBP 551	577,447
0.88%, 07/31/33(a)	GBP 483	446,312
0.88%, 01/31/46(a)	GBP 603	360,087
1.00%, 01/31/32(a)	GBP 996	978,840
1.13%, 01/31/39(a)	GBP 472	370,917
1.13%, 10/22/73(a)	GBP 247	107,067
1.25%, 07/22/27(a)	GBP 494	560,241
1.25%, 10/22/41(a)	GBP 636	471,424
1.25%, 07/31/51(a)	GBP 481	281,464
1.50%, 07/22/26(a)	GBP 527	617,606
Security	Par (000)	Value
United Kingdom (continued)
1.50%, 07/22/47(a)	GBP 736	$500,024
1.50%, 07/31/53(a)	GBP 529	323,103
1.63%, 10/22/28(a)	GBP 360	402,515
1.63%, 10/22/54(a)	GBP 400	250,410
1.63%, 10/22/71(a)	GBP 335	184,058
1.75%, 09/07/37(a)	GBP 643	581,304
1.75%, 07/22/57(a)	GBP 589	374,175
2.00%, 09/07/25(a)	GBP 154	185,484
2.50%, 07/22/65(a)	GBP 406	309,225
3.25%, 01/31/33(a)	GBP 851	982,445
3.25%, 01/22/44(a)	GBP 129	130,211
3.50%, 10/22/25(a)	GBP 1,063	1,302,503
3.50%, 01/22/45(a)	GBP 542	564,290
3.50%, 07/22/68(a)	GBP 397	391,400
3.75%, 01/29/38(a)	GBP 296	338,946
3.75%, 07/22/52(a)	GBP 419	440,525
3.75%, 10/22/53(a)	GBP 675	705,712
4.00%, 01/22/60(a)	GBP 414	453,421
4.13%, 01/29/27(a)	GBP 764	944,251
4.25%, 12/07/27(a)	GBP 451	561,869
4.25%, 06/07/32(a)	GBP 433	541,762
4.25%, 03/07/36(a)	GBP 462	566,266
4.25%, 09/07/39(a)	GBP 363	434,445
4.25%, 12/07/40(a)	GBP 197	234,149
4.25%, 12/07/46(a)	GBP 433	501,288
4.25%, 12/07/49(a)	GBP 283	325,545
4.25%, 12/07/55(a)	GBP 341	389,874
4.50%, 09/07/34(a)	GBP 253	319,139
4.50%, 12/07/42(a)	GBP 647	786,399
4.75%, 12/07/30(a)	GBP 883	1,137,380
4.75%, 12/07/38(a)	GBP 445	565,058
6.00%, 12/07/28(a)	GBP 532	712,491
		27,793,922
Total Long-Term Investments — 99.0% (Cost: $602,891,806)		502,608,045
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	200,000	200,000
Total Short-Term Securities — 0.0% (Cost: $200,000)		200,000
Total Investments — 99.0% (Cost: $603,091,806)		502,808,045
Other Assets Less Liabilities — 1.0%		5,020,636
Net Assets — 100.0%		$507,828,681

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® International Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$230,000	$—	$(30,000)(a)	$—	$—	$200,000	200,000	$5,501	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$502,608,045	$—	$502,608,045
Short-Term Securities
Money Market Funds	200,000	—	—	200,000
	$200,000	$502,608,045	$—	$502,808,045
See notes to financial statements.
Schedule of Investments
17

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$78,243,025	$502,608,045
Investments, at value—affiliated(b)	10,000	200,000
Cash	3,227	9,964
Foreign currency, at value(c)	395,640	2,528,399
Receivables:
Investments sold	5,741,504	7,178,039
Dividends— affiliated	55	1,545
Interest—unaffiliated	475,703	4,112,249
Total assets	84,869,154	516,638,241
LIABILITIES
Payables:
Investments purchased	5,881,553	8,661,974
Investment advisory fees	22,845	147,586
Total liabilities	5,904,398	8,809,560
Commitments and contingent liabilities
NET ASSETS	$78,964,756	$507,828,681
NET ASSETS CONSIST OF
Paid-in capital	$90,230,297	$736,731,608
Accumulated loss	(11,265,541)	(228,902,927)
NET ASSETS	$78,964,756	$507,828,681
NET ASSET VALUE
Shares outstanding	1,150,000	13,250,000
Net asset value	$68.67	$38.33
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$79,832,068	$602,891,806
(b) Investments, at cost—affiliated	$10,000	$200,000
(c) Foreign currency, at cost	$400,018	$2,543,247
See notes to financial statements.
18
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$464	$5,501
Interest—unaffiliated	1,043,871	6,925,717
Total investment income	1,044,335	6,931,218
EXPENSES
Investment advisory	135,713	1,156,612
Interest expense	—	256
Total expenses	135,713	1,156,868
Net investment income	908,622	5,774,350
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(690,603)	(6,722,655)
Foreign currency transactions	28,491	144,026
In-kind redemptions—unaffiliated(a)	—	(31,845,293)
	(662,112)	(38,423,922)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,167,093	91,098,012
Foreign currency translations	11,819	68,514
	1,178,912	91,166,526
Net realized and unrealized gain	516,800	52,742,604
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,425,422	$58,516,954
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
19

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$908,622	$863,648	$5,774,350	$14,791,617
Net realized loss	(662,112)	(5,312,807)	(38,423,922)	(140,882,402)
Net change in unrealized appreciation (depreciation)	1,178,912	5,977,952	91,166,526	111,541,699
Net increase (decrease) in net assets resulting from operations	1,425,422	1,528,793	58,516,954	(14,549,086)
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(143,999)(b)	—	—	—
Return of capital	—	—	—	(1,281,032)
Decrease in net assets resulting from distributions to shareholders	(143,999)(b)	—	—	(1,281,032)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,531,217	17,579,973	(615,467,488)	164,251,437
NET ASSETS
Total increase (decrease) in net assets	4,812,640	19,108,766	(556,950,534)	148,421,319
Beginning of period	74,152,116	55,043,350	1,064,779,215	916,357,896
End of period	$78,964,756	$74,152,116	$507,828,681	$1,064,779,215

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
20
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$67.41	$64.76	$80.31	$81.34	$78.93	$80.16
Net investment income (loss)(a)	0.82	0.89	(0.25)	(0.49)	(0.14)	(0.00)(b)
Net realized and unrealized gain (loss)(c)	0.57	1.76	(14.29)	(0.54)	2.55	0.20
Net increase (decrease) from investment operations	1.39	2.65	(14.54)	(1.03)	2.41	0.20
Distributions from net investment income(d)	(0.13)(e)	—	(1.01)	—	—	(1.43)
Net asset value, end of period	$68.67	$67.41	$64.76	$80.31	$81.34	$78.93
Total Return
Based on net asset value	2.05%(f)	4.09%	(18.32)%	(1.27)%	3.05%	0.25%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.35%(h)	0.35%	0.35%	0.35%	0.17%	0.09%
Net investment income (loss)	2.34%(h)	1.28%	(0.35)%	(0.59)%	(0.18)%	(0.01)%
Supplemental Data
Net assets, end of period (000)	$78,965	$74,152	$55,043	$76,292	$56,937	$67,090
Portfolio turnover rate(i)	35%	89%	69%	60%	71%	56%
(a) Based on average shares outstanding.
(b) Rounds to less than $0.01.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
21

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$36.78	$36.88	$51.00	$52.95	$50.76	$47.45
Net investment income(a)	0.34	0.50	0.11	0.08	0.21	0.30
Net realized and unrealized gain (loss)(b)	1.21	(0.56)	(14.03)	(2.03)	2.10	3.16
Net increase (decrease) from investment operations	1.55	(0.06)	(13.92)	(1.95)	2.31	3.46
Distributions(c)
From net investment income	—	—	(0.20)	—	(0.12)	(0.15)
Return of capital	—	(0.04)	—	—	—	—
Total distributions	—	(0.04)	(0.20)	—	(0.12)	(0.15)
Net asset value, end of period	$38.33	$36.78	$36.88	$51.00	$52.95	$50.76
Total Return
Based on net asset value	4.20%(d)	(0.14)%	(27.42)%	(3.68)%	4.57%	7.31%
Ratios to Average Net Assets(e)
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.75%(f)	1.28%	0.26%	0.14%	0.41%	0.62%
Supplemental Data
Net assets, end of period (000)	$507,829	$1,064,779	$916,358	$1,183,210	$1,082,929	$903,457
Portfolio turnover rate(g)	9%	51%	24%	21%	41%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Not annualized.
(e) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f) Annualized.
(g) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
22
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute
Notes to Financial Statements
23

Notes to Financial Statements (unaudited) (continued)
non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
24
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors ("BFA") manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
1-3 Year International Treasury Bond	0.35%
International Treasury Bond	0.35
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares International Treasury Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares 1-3 Year International Treasury Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
5. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$31,702,740	$26,740,383
International Treasury Bond	64,673,642	76,203,726
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
International Treasury Bond	$7,945,410	$603,237,566
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Notes to Financial Statements
25

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
1-3 Year International Treasury Bond	$(9,622,101)
International Treasury Bond	(79,839,980)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$80,000,683	$1,450,412	$(3,198,070)	$(1,747,658)
International Treasury Bond	619,147,402	1,284,503	(117,623,860)	(116,339,357)
7. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
26
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year International Treasury Bond
Shares sold	50,000	$3,531,217	250,000	$17,579,973
International Treasury Bond
Shares sold	400,000	$15,783,487	15,400,000	$602,839,883
Shares redeemed	(16,100,000)	(631,250,975)	(11,300,000)	(438,588,446)
	(15,700,000)	$(615,467,488)	4,100,000	$164,251,437
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
27

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 1-3 Year International Treasury Bond ETF and iShares International Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
28
2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information
29

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
30
2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Glossary of Terms Used in this Report
31

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1003-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
• iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
• iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca
• iShares Convertible Bond ETF | ICVT | Cboe BZX
• iShares Floating Rate Bond ETF | FLOT | Cboe BZX
• iShares USD Green Bond ETF | BGRN | NASDAQ

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
Investment Objective
The iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx®USD Liquid Investment Grade 0-5 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.77%	3.90%	1.82%	1.87%	3.90%	9.42%	20.36%
Fund Market	3.83	3.89	1.80	1.86	3.89	9.33	20.28
Index	3.75	3.88	1.85	1.94	3.88	9.62	21.13
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,037.70	$0.30	$1,000.00	$1,024.60	$0.30	0.06%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.9%
Aa	5.9
A	48.6
Baa	40.4
Ba	2.1
Not Rated	1.1
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	16.9%
1-5 Years	83.1

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
Investment Objective
The iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of Aaa to A, or equivalently rated, fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporations, as represented by the Bloomberg U.S. Corporate Aaa - A Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.54%	(0.19)%	0.36%	1.75%	(0.19)%	1.80%	18.94%
Fund Market	6.47	(0.31)	0.32	1.72	(0.31)	1.62	18.54
Index	6.60	(0.10)	0.47	1.86	(0.10)	2.35	20.23
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,065.40	$0.77	$1,000.00	$1,024.10	$0.75	0.15%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
1-5 Years	38.7%
5-10 Years	26.6
10-15 Years	7.1
15-20 Years	6.5
More than 20 Years	21.1
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2
AbbVie Inc., 4.25%, 11/21/49	0.2
AbbVie Inc., 3.20%, 11/21/29	0.2
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2
Microsoft Corp., 2.40%, 08/08/26	0.2
Anheuser-Busch InBev Worldwide Inc., 5.55%, 01/23/49	0.2
Microsoft Corp., 2.92%, 03/17/52	0.2
Microsoft Corp., 2.53%, 06/01/50	0.2

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® BB Rated Corporate Bond ETF
Investment Objective
The iShares BB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers, as represented by the ICE BofA BB US High Yield Constrained Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.35%	7.31%	2.34%	7.31%	8.59%
Fund Market	8.02	7.05	2.34	7.05	8.58
Index	8.38	7.32	2.46	7.32	9.05
The inception date of the Fund was October 6, 2020. The first day of secondary market trading was October 8, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA BB US High Yield Constrained Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,083.50	$1.30	$1,000.00	$1,023.60	$1.26	0.25%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	52.2
5-10 Years	42.7
10-15 Years	1.0
15-20 Years	0.7
More than 20 Years	3.3
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5%
Venture Global LNG Inc., 9.50%, 02/01/29	0.5
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.5
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	0.5
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.4
Venture Global LNG Inc., 8.38%, 06/01/31	0.4
Carnival Corp., 4.00%, 08/01/28	0.4
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26	0.4
Western Digital Corp., 4.75%, 02/15/26	0.4
Venture Global LNG Inc., 8.13%, 06/01/28	0.4

(a)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Convertible Bond ETF
Investment Objective
The iShares Convertible Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated convertible securities, specifically cash pay bonds, with outstanding issue sizes greater than $250 million, as represented by the Bloomberg U.S. Convertible Cash Pay Bond˃$250MM Index  (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.41%	9.61%	9.04%	8.64%	9.61%	54.16%	109.31%
Fund Market	10.15	10.17	9.08	8.68	10.17	54.42	110.06
Index	9.73	10.02	9.59	9.17	10.02	58.11	118.51
The inception date of the Fund was June 2, 2015. The first day of secondary market trading was June 4, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,094.10	$1.04	$1,000.00	$1,023.90	$1.01	0.20%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	3.6%
1-5 Years	87.1
5-10 Years	7.7
More than 20 Years	1.6
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Palo Alto Networks Inc., 0.38%, 06/01/25	1.6%
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25	1.5
Western Digital Corp., 3.00%, 11/15/28	1.1
Ford Motor Co. , 03/15/26	1.0
PG&E Corp., 4.25%, 12/01/27	1.0
MongoDB Inc., 0.25%, 01/15/26	0.9
Global Payments Inc., 1.50%, 03/01/31	0.9
Uber Technologies Inc., 0.88%, 12/01/28	0.9
Seagate HDD Cayman, 3.50%, 06/01/28	0.8
Airbnb Inc. , 03/15/26	0.8

(a)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® Floating Rate Bond ETF
Investment Objective
The iShares Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade floating rate bonds with remaining maturities between one month and five years, as represented by the Bloomberg US Floating Rate Note˂5 Years Index  (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.49%	7.05%	2.66%	2.02%	7.05%	14.03%	22.11%
Fund Market	3.45	7.04	2.68	2.03	7.04	14.14	22.24
Index	3.49	7.00	2.87	2.25	7.00	15.21	24.98
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,034.90	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	23.2%
Aa	21.4
A	45.9
Baa	6.4
Not Rated	3.1
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	21.9%
1-5 Years	78.1

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® USD Green Bond ETF
Investment Objective
The iShares USD Green Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.dollar-denominated investment-grade green bonds that are issued by U.S. and non-U.S. issuers to fund environmental projects, as represented by Bloomberg MSCI USD Green Bond Select Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.31%	0.90%	(0.15)%	0.91%	0.90%	(0.77)%	5.05%
Fund Market	5.36	0.62	(0.19)	0.94	0.62	(0.94)	5.23
Index	5.34	1.03	0.05	1.06	1.03	0.24	5.95
The inception date of the Fund was 11/13/18. The first day of secondary market trading was 11/15/18.
Index performance through February 28, 2022 reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index. Index performance beginning on March 1, 2022 reflects the performance of the Bloomberg MSCI USD Green Bond Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,053.10	$1.07	$1,000.00	$1,023.80	$1.06	0.21%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	14.4%
Aa	14.7
A	33.0
Baa	28.9
Ba	1.7
Not Rated	7.3
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	9.4%
1-5 Years	44.0
5-10 Years	32.9
10-15 Years	1.9
15-20 Years	0.7
More than 20 Years	11.1

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
9

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	$255	$245,645
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	1,195	1,154,487
3.65%, 11/01/24 (Call 08/01/24)	772	763,725
		2,163,857
Aerospace & Defense — 1.8%
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/13/24)	4,537	4,231,344
2.70%, 02/01/27 (Call 12/01/26)	645	587,914
2.75%, 02/01/26 (Call 01/01/26)	1,350	1,272,696
3.10%, 05/01/26 (Call 03/01/26)	755	709,721
3.20%, 03/01/29 (Call 12/01/28)	315	275,572
3.25%, 02/01/28 (Call 12/01/27)	1,075	971,123
4.88%, 05/01/25 (Call 04/01/25)	3,098	3,058,486
5.04%, 05/01/27 (Call 03/01/27)	1,750	1,698,249
6.26%, 05/01/27 (Call 04/01/27)(a)	625	627,052
6.30%, 05/01/29 (Call 04/01/29)(a)	475	476,184
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	550	504,682
2.13%, 08/15/26 (Call 05/15/26)	400	373,167
2.38%, 11/15/24 (Call 09/15/24)	585	574,751
2.63%, 11/15/27 (Call 08/15/27)	100	91,613
3.25%, 04/01/25 (Call 03/01/25)	698	683,898
3.50%, 05/15/25 (Call 03/15/25)	623	611,597
3.50%, 04/01/27 (Call 02/01/27)	760	725,472
3.75%, 05/15/28 (Call 02/15/28)	855	813,259
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	550	543,776
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	610	539,551
5.90%, 02/01/27	535	537,365
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	679	666,452
3.85%, 12/15/26 (Call 09/15/26)	535	513,388
4.40%, 06/15/28 (Call 03/15/28)	1,460	1,398,799
5.05%, 06/01/29 (Call 05/01/29)	340	332,302
5.40%, 01/15/27	1,145	1,142,369
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	908	881,762
4.45%, 05/15/28 (Call 04/15/28)(b)	480	467,147
4.50%, 02/15/29 (Call 01/15/29)	400	389,633
4.95%, 10/15/25 (Call 09/15/25)(b)	470	467,693
5.10%, 11/15/27 (Call 10/15/27)	675	674,739
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	569	558,039
3.20%, 02/01/27 (Call 11/01/26)	538	509,997
3.25%, 01/15/28 (Call 10/15/27)	1,555	1,447,916
4.60%, 02/01/29 (Call 01/01/29)(b)	475	460,594
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	425	397,621
3.13%, 05/04/27 (Call 02/04/27)	604	566,513
3.50%, 03/15/27 (Call 12/15/26)(b)	1,360	1,290,838
3.95%, 08/16/25 (Call 06/16/25)	1,306	1,280,514
4.13%, 11/16/28 (Call 08/16/28)	2,550	2,422,771
5.00%, 02/27/26 (Call 01/27/26)(b)	430	426,952
5.75%, 11/08/26 (Call 10/08/26)	885	890,871
5.75%, 01/15/29 (Call 12/15/28)	465	472,168
		37,566,550
Security	Par (000)	Value
Agriculture — 1.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$771	$745,568
2.63%, 09/16/26 (Call 06/16/26)	494	462,335
4.40%, 02/14/26 (Call 12/14/25)	955	935,943
4.80%, 02/14/29 (Call 11/14/28)	1,000	970,981
6.20%, 11/01/28 (Call 10/01/28)	385	394,892
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	920	863,325
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,410	1,239,246
2.79%, 09/06/24 (Call 08/06/24)(b)	865	855,901
3.22%, 08/15/24 (Call 06/15/24)	1,446	1,435,253
3.22%, 09/06/26 (Call 07/06/26)	893	845,191
3.56%, 08/15/27 (Call 05/15/27)	1,197	1,121,873
4.70%, 04/02/27 (Call 02/02/27)	849	827,430
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(b)	1,139	1,057,511
4.45%, 03/16/28 (Call 02/16/28)	865	827,615
5.93%, 02/02/29 (Call 01/02/29)	845	851,369
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	682	647,578
3.25%, 08/15/26 (Call 05/15/26)	680	645,927
3.75%, 09/25/27 (Call 06/25/27)	190	179,581
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	713	651,827
1.50%, 05/01/25 (Call 04/01/25)	680	653,435
2.75%, 02/25/26 (Call 11/25/25)	627	598,070
2.88%, 05/01/24	716	716,000
3.13%, 08/17/27 (Call 05/17/27)	45	42,107
3.13%, 03/02/28 (Call 12/02/27)(b)	165	152,155
3.25%, 11/10/24	707	700,098
3.38%, 08/11/25 (Call 05/11/25)	663	645,929
4.75%, 02/12/27	575	566,201
4.88%, 02/13/26	1,365	1,352,470
4.88%, 02/15/28 (Call 01/15/28)	1,955	1,920,472
4.88%, 02/13/29 (Call 01/13/29)	620	605,513
5.00%, 11/17/25	640	635,161
5.13%, 11/15/24	805	804,806
5.13%, 11/17/27 (Call 10/17/27)	1,495	1,481,332
5.25%, 09/07/28 (Call 08/07/28)	585	582,029
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	1,727	1,699,384
		28,714,508
Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,615	1,591,866
5.25%, 05/04/25 (Call 04/04/25)	1,355	1,347,906
		2,939,772
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	890	831,586
2.40%, 03/27/25 (Call 02/27/25)	893	869,192
2.75%, 03/27/27 (Call 01/27/27)	807	756,139
Tapestry Inc.
7.00%, 11/27/26	970	987,624
7.05%, 11/27/25(b)	415	421,121
7.35%, 11/27/28 (Call 10/27/28)	645	664,576
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)(b)	$592	$570,942
2.80%, 04/23/27 (Call 02/23/27)	420	375,747
		5,476,927
Auto Manufacturers — 4.3%
American Honda Finance Corp.
0.55%, 07/12/24	749	741,679
0.75%, 08/09/24	830	819,219
1.00%, 09/10/25	648	610,008
1.20%, 07/08/25	694	659,801
1.30%, 09/09/26	757	690,545
1.50%, 01/13/25	530	514,992
2.00%, 03/24/28	565	500,709
2.15%, 09/10/24	702	694,163
2.25%, 01/12/29	495	433,441
2.30%, 09/09/26	290	270,554
2.35%, 01/08/27	350	324,317
2.40%, 06/27/24(b)	453	450,715
3.50%, 02/15/28	430	404,257
4.70%, 01/12/28	330	323,932
4.75%, 01/12/26	265	262,205
4.90%, 03/12/27	375	371,061
4.90%, 03/13/29	375	367,655
4.95%, 01/09/26	520	515,981
5.00%, 05/23/25	615	612,216
5.13%, 07/07/28	640	635,586
5.25%, 07/07/26	825	823,424
5.65%, 11/15/28(b)	620	627,999
Series A, 4.60%, 04/17/25(b)	750	743,658
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(b)	509	478,872
4.90%, 02/20/29 (Call 01/20/29)(b)	135	133,358
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(b)	1,310	1,264,708
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	275	267,275
2.70%, 08/10/26 (Call 07/10/26)	815	756,173
2.90%, 02/16/28 (Call 12/16/27)	640	569,421
2.90%, 02/10/29 (Call 12/10/28)	600	517,224
3.38%, 11/13/25 (Call 10/13/25)(b)	720	690,517
3.66%, 09/08/24	200	198,330
3.82%, 11/02/27 (Call 08/02/27)	560	518,625
4.06%, 11/01/24 (Call 10/01/24)	1,525	1,508,744
4.13%, 08/04/25	1,145	1,116,077
4.13%, 08/17/27 (Call 06/17/27)	950	892,005
4.27%, 01/09/27 (Call 11/09/26)	760	724,059
4.39%, 01/08/26	955	927,534
4.54%, 08/01/26 (Call 06/01/26)	700	676,069
4.95%, 05/28/27 (Call 04/28/27)	1,195	1,154,165
5.13%, 06/16/25 (Call 05/16/25)	1,420	1,404,388
5.80%, 03/05/27 (Call 02/05/27)	1,105	1,097,632
5.80%, 03/08/29 (Call 02/08/29)	1,100	1,080,614
6.80%, 05/12/28 (Call 04/12/28)	1,395	1,423,151
6.80%, 11/07/28 (Call 10/07/28)	1,225	1,252,043
6.95%, 03/06/26 (Call 02/06/26)	1,000	1,013,390
6.95%, 06/10/26 (Call 05/10/26)	800	812,182
7.35%, 11/04/27 (Call 10/04/27)	1,215	1,256,579
General Motors Co.
4.00%, 04/01/25(b)	654	643,571
4.20%, 10/01/27 (Call 07/01/27)	645	616,369
5.00%, 10/01/28 (Call 07/01/28)	5	4,880
6.13%, 10/01/25 (Call 09/01/25)	1,713	1,719,031
Security	Par (000)	Value
Auto Manufacturers (continued)
6.80%, 10/01/27 (Call 08/01/27)	$865	$893,090
General Motors Financial Co. Inc.
1.20%, 10/15/24	815	798,064
1.25%, 01/08/26 (Call 12/08/25)	1,316	1,222,590
1.50%, 06/10/26 (Call 05/10/26)	1,155	1,059,057
2.35%, 02/26/27 (Call 01/26/27)	840	767,786
2.40%, 04/10/28 (Call 02/10/28)	1,125	993,953
2.40%, 10/15/28 (Call 08/15/28)	905	789,737
2.70%, 08/20/27 (Call 06/20/27)	800	728,858
2.75%, 06/20/25 (Call 05/20/25)	1,068	1,031,612
2.90%, 02/26/25 (Call 01/26/25)	625	610,368
3.50%, 11/07/24 (Call 09/07/24)	761	752,166
3.80%, 04/07/25	1,125	1,103,766
4.00%, 01/15/25 (Call 10/15/24)	745	735,064
4.00%, 10/06/26 (Call 07/06/26)(b)	645	619,986
4.30%, 07/13/25 (Call 04/13/25)	830	814,970
4.30%, 04/06/29 (Call 02/06/29)	825	773,182
4.35%, 04/09/25 (Call 02/09/25)	1,093	1,078,288
4.35%, 01/17/27 (Call 10/17/26)	1,192	1,153,180
5.00%, 04/09/27 (Call 03/09/27)	1,080	1,061,108
5.25%, 03/01/26 (Call 12/01/25)	1,105	1,095,798
5.40%, 04/06/26	800	795,035
5.40%, 05/08/27	145	143,871
5.65%, 01/17/29 (Call 10/17/28)	550	544,684
5.80%, 06/23/28 (Call 05/23/28)	1,380	1,382,321
5.80%, 01/07/29 (Call 12/07/28)(b)	665	663,658
6.00%, 01/09/28 (Call 12/09/27)	860	867,609
6.05%, 10/10/25	1,130	1,132,812
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	1,065	1,036,181
2.53%, 03/10/27 (Call 02/10/27)	1,270	1,178,797
PACCAR Financial Corp.
4.45%, 03/30/26	20	19,774
4.60%, 01/31/29	375	365,112
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(b)	1,056	981,814
2.36%, 07/02/24	470	467,441
3.67%, 07/20/28	510	485,274
5.12%, 07/13/28 (Call 06/13/28)	475	474,642
5.28%, 07/13/26 (Call 06/13/26)(b)	320	319,634
Toyota Motor Credit Corp.
0.50%, 06/18/24	730	724,981
0.63%, 09/13/24	580	569,751
0.80%, 10/16/25	994	930,556
0.80%, 01/09/26	704	652,168
1.13%, 06/18/26	980	897,438
1.15%, 08/13/27	65	57,010
1.45%, 01/13/25	1,215	1,180,321
1.80%, 02/13/25	791	768,424
1.90%, 01/13/27	843	770,600
1.90%, 04/06/28	300	265,260
2.00%, 10/07/24	596	587,269
3.00%, 04/01/25	1,167	1,140,217
3.05%, 03/22/27	1,200	1,128,480
3.05%, 01/11/28	175	162,250
3.20%, 01/11/27(b)	859	813,388
3.40%, 04/14/25	569	557,523
3.65%, 08/18/25	825	806,615
3.65%, 01/08/29	420	392,225
3.95%, 06/30/25	1,200	1,179,336
4.40%, 09/20/24	1,165	1,159,707
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 05/18/26	$1,070	$1,051,510
4.55%, 09/20/27	1,430	1,397,457
4.63%, 01/12/28	1,005	984,735
4.65%, 01/05/29	385	375,722
4.80%, 01/10/25	730	726,898
4.80%, 01/05/26(b)	370	366,417
5.00%, 08/14/26	645	640,169
5.25%, 09/11/28	775	775,142
5.40%, 11/10/25	700	700,352
5.40%, 11/20/26	645	645,829
5.45%, 11/10/27	395	397,661
5.60%, 09/11/25	350	350,673
Series B, 5.00%, 03/19/27	540	538,167
		89,750,636
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 05/13/24)	645	627,504
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)(b)	885	810,100
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	470	444,758
Magna International Inc.
3.63%, 06/15/24 (Call 05/31/24)	748	746,136
4.15%, 10/01/25 (Call 07/01/25)(b)	588	576,727
		3,205,225
Banks — 33.5%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	558	544,141
5.09%, 12/08/25	225	223,820
5.38%, 07/03/25	415	414,236
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	835	824,373
5.00%, 03/18/26	780	774,158
5.67%, 10/03/25	920	922,971
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,385	1,298,128
5.38%, 03/13/29	400	395,892
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(b)(c)	735	733,053
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(c)	485	489,300
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	1,195	1,081,638
1.85%, 03/25/26	1,500	1,393,215
2.71%, 06/27/24	1,581	1,573,573
2.75%, 05/28/25	1,543	1,493,041
3.50%, 03/24/25	1,150	1,128,374
3.80%, 02/23/28	1,040	967,043
3.89%, 05/24/24	985	983,859
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(c)	1,475	1,404,139
4.25%, 04/11/27	1,145	1,095,870
4.38%, 04/12/28	1,400	1,328,008
5.15%, 08/18/25	735	726,268
5.29%, 08/18/27	1,715	1,687,998
5.55%, 03/14/28 (Call 03/14/27), (1-year CMT + 1.250%)(c)	400	395,174
5.59%, 08/08/28	1,310	1,303,324
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(c)	1,025	1,041,807
Security	Par (000)	Value
Banks (continued)
6.61%, 11/07/28	$1,040	$1,079,238
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24), (1-day SOFR + 0.910%)(c)	1,745	1,710,808
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(c)	1,895	1,769,755
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	2,268	2,155,505
1.53%, 12/06/25 (Call 12/06/24), (1-day SOFR + 0.650%)(c)	995	969,199
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	4,073	3,734,680
2.02%, 02/13/26 (Call 02/13/25), (3-mo. SOFR + 0.902%)(b)(c)	1,280	1,241,537
2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(c)	1,622	1,595,493
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(c)	1,955	1,799,756
3.09%, 10/01/25 (Call 10/01/24), (3-mo. SOFR + 1.352%)(c)	637	629,545
3.25%, 10/21/27 (Call 10/21/26)(b)	1,595	1,490,622
3.37%, 01/23/26 (Call 01/23/25), (3-mo. SOFR + 1.072%)(b)(c)	1,900	1,865,294
3.38%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(c)	2,450	2,394,432
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(c)	4,345	4,025,707
3.50%, 04/19/26	1,957	1,887,619
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(c)	2,210	2,120,514
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(c)	1,532	1,438,533
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(c)	1,540	1,458,225
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(c)	2,055	1,961,649
3.88%, 08/01/25	1,597	1,565,179
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(c)	1,035	973,174
4.00%, 01/22/25	2,370	2,338,558
4.20%, 08/26/24	1,665	1,656,292
4.25%, 10/22/26	1,710	1,657,680
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(c)	2,000	1,932,630
4.45%, 03/03/26	1,581	1,548,647
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(c)	1,650	1,628,808
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	2,203	2,159,648
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(c)	1,860	1,840,632
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(c)	2,550	2,511,451
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(c)	1,075	1,079,619
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	1,355	1,380,759
Series L, 3.95%, 04/21/25	2,042	2,006,153
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,115	2,022,893
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(c)	2,255	2,091,697
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	$1,590	$1,592,306
5.65%, 08/18/25 (Call 07/18/25)	1,445	1,447,410
Bank of Montreal
0.63%, 07/09/24	910	901,565
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(c)	740	684,232
1.25%, 09/15/26	932	844,853
1.50%, 01/10/25	1,050	1,020,462
1.85%, 05/01/25	1,070	1,031,297
2.50%, 06/28/24(b)	835	830,830
2.65%, 03/08/27	1,015	941,373
3.70%, 06/07/25	965	945,026
5.20%, 12/12/24	795	793,000
5.20%, 02/01/28 (Call 01/01/28)	1,020	1,013,732
5.27%, 12/11/26	645	640,459
5.30%, 06/05/26	575	572,453
5.72%, 09/25/28 (Call 08/25/28)	945	955,037
5.92%, 09/25/25	895	899,376
Series H, 4.25%, 09/14/24	840	835,092
Series H, 4.70%, 09/14/27 (Call 08/14/27)(b)	380	371,395
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	504	465,231
1.05%, 10/15/26 (Call 09/15/26)	370	334,090
1.60%, 04/24/25 (Call 03/24/25)	762	733,361
1.65%, 07/14/28 (Call 05/14/28)	300	260,502
2.05%, 01/26/27 (Call 12/26/26)(b)	475	437,086
2.10%, 10/24/24(b)	705	693,609
2.45%, 08/17/26 (Call 05/17/26)(b)	540	506,574
2.80%, 05/04/26 (Call 02/04/26)	535	509,241
3.00%, 10/30/28 (Call 07/30/28)(b)	580	524,916
3.25%, 09/11/24 (Call 08/11/24)	390	386,923
3.25%, 05/16/27 (Call 02/16/27)	325	307,076
3.40%, 05/15/24 (Call 05/13/24)	298	297,752
3.40%, 01/29/28 (Call 10/29/27)(b)	310	290,312
3.85%, 04/28/28	400	381,663
Series G, 3.00%, 02/24/25 (Call 01/24/25)(b)	437	428,398
Series J, 0.85%, 10/25/24 (Call 09/25/24)	515	503,940
Bank of Nova Scotia (The)
0.65%, 07/31/24	690	681,426
1.05%, 03/02/26(b)	832	767,781
1.30%, 06/11/25	862	822,166
1.30%, 09/15/26 (Call 06/15/26)	795	720,975
1.35%, 06/24/26(b)	695	637,385
1.45%, 01/10/25	1,265	1,227,564
1.95%, 02/02/27	695	633,771
2.20%, 02/03/25	1,250	1,217,773
2.70%, 08/03/26	400	376,293
2.95%, 03/11/27	405	378,616
3.45%, 04/11/25	1,455	1,425,450
4.50%, 12/16/25	1,111	1,086,675
4.75%, 02/02/26	705	695,437
5.25%, 12/06/24	510	508,190
5.25%, 06/12/28	795	788,608
5.35%, 12/07/26	625	621,755
5.45%, 06/12/25	870	868,039
Barclays Bank PLC, 3.75%, 05/15/24	380	379,699
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(c)	1,710	1,559,399
Security	Par (000)	Value
Banks (continued)
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(c)	$1,432	$1,387,400
3.65%, 03/16/25	1,721	1,688,587
3.93%, 05/07/25 (Call 05/07/24), (3-mo. LIBOR US + 1.610%)(c)	1,647	1,646,382
4.34%, 01/10/28 (Call 01/10/27)	1,085	1,030,215
4.38%, 01/12/26	2,046	1,996,167
4.84%, 05/09/28 (Call 05/07/27)	1,761	1,680,300
5.20%, 05/12/26	1,592	1,561,462
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(c)	1,190	1,179,749
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(c)	1,230	1,212,154
5.67%, 03/12/28 (Call 03/12/27), (1-day SOFR +1.490%)(c)	600	595,436
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(c)	1,555	1,548,190
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(c)	515	521,212
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(c)	1,185	1,206,867
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(c)	990	1,034,123
BNP Paribas SA, 4.25%, 10/15/24	218	216,827
BPCE SA, 3.38%, 12/02/26	250	238,433
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	178	166,575
1.00%, 10/18/24(b)	495	485,021
1.25%, 06/22/26 (Call 05/22/26)	50	45,799
2.25%, 01/28/25	608	594,089
3.30%, 04/07/25(b)	805	787,847
3.45%, 04/07/27 (Call 03/07/27)	430	407,467
3.95%, 08/04/25	800	783,395
5.00%, 04/28/28 (Call 03/28/28)	885	866,811
5.14%, 04/28/25	710	706,390
5.26%, 04/08/29 (Call 03/08/29)	415	408,782
5.99%, 10/03/28 (Call 09/03/28)(b)	645	655,643
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	1,750	1,745,961
5.49%, 12/04/26 (Call 11/04/26)	1,680	1,680,977
5.80%, 09/29/28 (Call 08/29/28)	2,045	2,080,834
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(c)	1,800	1,800,000
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(c)	2,319	2,140,071
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(b)(c)	1,090	1,063,896
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	2,435	2,228,836
2.01%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(c)	1,845	1,790,834
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(c)	1,885	1,758,023
3.11%, 04/08/26 (Call 04/08/25), (1-day SOFR + 2.842%)(b)(c)	3,208	3,125,486
3.20%, 10/21/26 (Call 07/21/26)	2,685	2,532,639
3.29%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(b)(c)	1,690	1,651,768
3.30%, 04/27/25	1,091	1,066,199
3.40%, 05/01/26	1,860	1,784,071
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(c)	$2,165	$2,019,455
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(c)	2,370	2,232,183
3.70%, 01/12/26	1,082	1,048,745
3.75%, 06/16/24	426	424,991
3.88%, 03/26/25	1,188	1,168,162
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(c)	2,470	2,360,582
4.00%, 08/05/24	495	492,561
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(c)	500	472,037
4.13%, 07/25/28	1,715	1,613,480
4.14%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)(c)	1,170	1,168,508
4.30%, 11/20/26	1,105	1,069,554
4.40%, 06/10/25	2,382	2,345,430
4.45%, 09/29/27	3,229	3,106,508
4.60%, 03/09/26	1,490	1,458,186
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(c)	1,495	1,458,194
5.50%, 09/13/25	1,561	1,557,486
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(c)	2,440	2,434,103
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)	417	402,519
4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(c)	300	283,844
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)	285	273,484
4.12%, 05/23/25 (Call 04/22/25), (1-day SOFR + 1.395%)(c)	365	364,056
6.06%, 10/24/25 (Call 10/24/24), (1-day SOFR + 1.450%)(c)	320	318,981
Citizens Financial Group Inc., 2.85%, 07/27/26 (Call 04/27/26)	223	208,061
Comerica Bank, 2.50%, 07/23/24	333	329,836
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(b)	300	271,286
Commonwealth Bank of Australia/New York
5.08%, 01/10/25	165	164,244
5.32%, 03/13/26	250	250,107
5.50%, 09/12/25	250	250,123
Cooperatieve Rabobank UA
3.75%, 07/21/26	506	482,797
4.38%, 08/04/25	1,069	1,047,237
Cooperatieve Rabobank UA/New York
1.38%, 01/10/25	910	884,246
3.38%, 05/21/25	710	694,584
3.88%, 08/22/24	675	671,387
4.80%, 01/09/29	425	414,743
4.85%, 01/09/26	370	366,887
5.00%, 01/13/25	430	428,498
5.04%, 03/05/27	535	529,882
Credit Suisse AG/New York
1.25%, 08/07/26	780	707,039
2.95%, 04/09/25	861	838,783
3.63%, 09/09/24	2,173	2,154,204
3.70%, 02/21/25	1,530	1,503,052
4.75%, 08/09/24	805	802,138
5.00%, 07/09/27	746	728,844
7.50%, 02/15/28	2,063	2,183,305
Security	Par (000)	Value
Banks (continued)
7.95%, 01/09/25	$1,015	$1,027,489
Deutsche Bank AG, 4.50%, 04/01/25(b)	960	941,952
Deutsche Bank AG/London, 3.70%, 05/30/24(b)	700	698,462
Deutsche Bank AG/New York
1.69%, 03/19/26	880	819,438
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(c)	1,455	1,370,291
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(c)	1,300	1,182,505
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(c)	860	785,361
4.16%, 05/13/25	245	240,869
5.71%, 02/08/28 (Call 02/08/27), (1-day SOFR + 1.594%)(c)	700	693,258
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(b)(c)	980	979,462
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(c)	1,075	1,095,450
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(c)	700	714,151
Deutsche Bank AG/New York NY
0.90%, 05/28/24	940	936,720
3.70%, 05/30/24	659	657,505
3.96%, 11/26/25 (Call 11/26/24), (1-day SOFR + 2.581%)(c)	1,406	1,388,066
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	733	723,616
3.45%, 07/27/26 (Call 04/27/26)	280	264,482
4.65%, 09/13/28 (Call 06/13/28)	870	824,812
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(c)	385	347,597
2.38%, 01/28/25 (Call 12/28/24)	224	218,429
2.55%, 05/05/27 (Call 04/05/27)	405	370,039
3.95%, 03/14/28 (Call 02/14/28)	473	444,533
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(c)	720	725,809
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	270	247,269
3.85%, 03/15/26 (Call 02/15/26)	200	192,188
3.95%, 07/28/25 (Call 06/28/25)	200	195,475
5.85%, 10/27/25 (Call 10/27/24), (1-day SOFR + 1.230%)(c)	845	843,890
Goldman Sachs Bank USA/New York, 5.28%, 03/18/27 (Call 03/18/26), (1-day SOFR +0.777%)(c)	925	918,713
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (1-day SOFR + 0.609%)(c)	715	686,818
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(c)	1,605	1,487,087
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	2,305	2,130,064
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(c)	2,765	2,506,299
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	3,880	3,543,953
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(c)	2,915	2,687,027
3.27%, 09/29/25 (Call 09/29/24), (3-mo. SOFR + 1.463%)(c)	1,101	1,088,927
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.50%, 01/23/25 (Call 10/23/24)	$2,385	$2,347,742
3.50%, 04/01/25 (Call 03/01/25)	2,973	2,914,163
3.50%, 11/16/26 (Call 11/16/25)	2,665	2,531,218
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(c)	3,170	2,998,534
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(c)	2,320	2,192,040
3.75%, 05/22/25 (Call 02/22/25)	1,956	1,917,424
3.75%, 02/25/26 (Call 11/25/25)	1,597	1,548,494
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(c)	1,000	934,248
3.85%, 07/08/24 (Call 05/31/24)	1,631	1,625,510
3.85%, 01/26/27 (Call 01/26/26)	3,560	3,412,520
4.25%, 10/21/25	1,666	1,629,590
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(c)	880	857,835
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(c)	2,135	2,061,068
5.70%, 11/01/24	1,525	1,524,505
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(c)	1,695	1,693,988
5.95%, 01/15/27	690	696,413
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24), (1-day SOFR + 0.708%)(c)	1,957	1,950,362
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(c)	1,875	1,718,268
1.65%, 04/18/26 (Call 04/18/25), (1-day SOFR + 1.538%)(b)(c)	1,956	1,876,259
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(c)	1,525	1,346,423
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(c)	1,895	1,816,087
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(c)	2,675	2,447,119
2.63%, 11/07/25 (Call 11/07/24), (3-mo. SOFR + 1.401%)(b)(c)	1,830	1,798,119
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(c)	585	570,554
3.90%, 05/25/26	2,250	2,174,182
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(c)	2,555	2,434,776
4.18%, 12/09/25 (Call 12/09/24), (1-day SOFR + 1.510%)(b)(c)	1,125	1,111,905
4.25%, 08/18/25	1,502	1,467,081
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(c)	1,313	1,284,306
4.30%, 03/08/26	2,643	2,581,302
4.38%, 11/23/26	980	946,929
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(c)	2,230	2,163,217
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(c)	2,445	2,406,143
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(b)(c)	2,045	2,046,220
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(c)	975	985,999
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(c)	1,665	1,702,461
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(c)	1,155	1,211,251
Security	Par (000)	Value
Banks (continued)
HSBC USA Inc.
3.50%, 06/23/24(b)	$494	$492,706
3.75%, 05/24/24	825	824,173
5.29%, 03/04/27	500	498,596
5.63%, 03/17/25	905	904,202
Huntington Bancshares Inc./Ohio
2.63%, 08/06/24 (Call 07/06/24)	527	522,304
4.00%, 05/15/25 (Call 04/15/25)	220	215,718
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(c)	470	449,660
Huntington National Bank (The)
4.01%, 05/16/25 (Call 04/16/25), (1-day SOFR + 1.205%)(c)	250	249,691
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(c)	360	345,715
5.70%, 11/18/25 (Call 11/18/24), (1-day SOFR + 1.215%)(c)	430	427,237
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(c)	665	615,397
3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(c)	230	225,536
3.95%, 03/29/27	1,065	1,017,300
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(c)	705	672,204
4.05%, 04/09/29	700	652,286
4.55%, 10/02/28	1,175	1,130,110
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(b)(c)	660	663,207
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(c)	1,130	1,113,672
0.82%, 06/01/25 (Call 06/01/24), (3-mo. SOFR + 0.540%)(c)	1,710	1,702,444
0.97%, 06/23/25 (Call 06/23/24), (3-mo. SOFR + 0.580%)(c)	1,653	1,640,385
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(c)	1,343	1,237,764
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(c)	2,250	2,093,829
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(c)	2,515	2,279,509
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(c)	2,110	2,054,829
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(c)	3,045	2,810,431
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	1,947	1,882,736
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(c)	2,817	2,716,093
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(c)	1,440	1,301,635
2.30%, 10/15/25 (Call 10/15/24), (1-day SOFR + 1.160%)(c)	1,467	1,442,856
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(b)(c)	1,275	1,241,783
2.95%, 10/01/26 (Call 07/01/26)(b)	1,655	1,564,148
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(c)	1,660	1,544,032
3.13%, 01/23/25 (Call 10/23/24)(b)	1,814	1,781,932
3.20%, 06/15/26 (Call 03/15/26)	1,685	1,609,040
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.30%, 04/01/26 (Call 01/01/26)	$2,500	$2,401,968
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(c)	1,805	1,682,166
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(c)	2,300	2,170,587
3.63%, 05/13/24	1,539	1,538,048
3.63%, 12/01/27 (Call 12/01/26)	1,295	1,218,511
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(c)	2,500	2,383,606
3.85%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.980%)(c)	1,380	1,376,290
3.88%, 09/10/24	1,895	1,882,935
3.90%, 07/15/25 (Call 04/15/25)	1,795	1,760,609
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(c)	1,545	1,499,759
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(c)	1,000	944,085
4.08%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(b)(c)	2,362	2,321,621
4.13%, 12/15/26	1,200	1,158,244
4.25%, 10/01/27	575	554,791
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(c)	2,460	2,377,970
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	2,780	2,722,475
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(c)	990	975,671
5.55%, 12/15/25 (Call 12/15/24), (1-day SOFR + 1.070%)(c)	2,770	2,762,563
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(c)	1,780	1,778,348
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(c)	2,465	2,492,329
7.63%, 10/15/26	330	345,980
8.00%, 04/29/27	755	809,252
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	1,290	1,279,621
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	250	243,356
KeyBank NA/Cleveland OH
3.30%, 06/01/25	455	439,898
3.40%, 05/20/26	250	234,323
4.15%, 08/08/25(b)	840	815,743
5.85%, 11/15/27 (Call 10/16/27)(b)	910	892,544
KeyCorp
2.25%, 04/06/27(b)	605	540,332
3.88%, 05/23/25 (Call 02/23/25), (1-day SOFR + 1.250%)(b)(c)	305	304,442
4.10%, 04/30/28(b)	450	417,349
4.15%, 10/29/25	245	238,230
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(c)	725	665,134
2.44%, 02/05/26 (Call 02/05/25), (1-year CMT + 1.000%)(b)(c)	801	779,145
3.51%, 03/18/26 (Call 03/18/25), (1-year CMT + 1.600%)(c)	765	748,182
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)(c)	1,330	1,232,388
3.75%, 01/11/27	940	895,425
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(c)	730	690,821
Security	Par (000)	Value
Banks (continued)
3.87%, 07/09/25 (Call 07/09/24), (1-year CMT + 3.500%)(b)(c)	$1,118	$1,113,133
4.38%, 03/22/28	1,265	1,205,841
4.45%, 05/08/25(b)	1,285	1,266,793
4.50%, 11/04/24	807	799,467
4.55%, 08/16/28	1,070	1,023,119
4.58%, 12/10/25	983	959,228
4.65%, 03/24/26	1,242	1,212,653
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(c)	1,040	1,023,978
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(c)	810	802,213
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(c)	780	781,158
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(c)	695	695,992
M&T Bank Corp., 4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(c)	150	141,549
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	360	351,332
3.40%, 08/17/27	60	54,906
4.65%, 01/27/26 (Call 12/27/25)	525	511,171
4.70%, 01/27/28 (Call 12/27/27)	1,230	1,161,971
5.40%, 11/21/25 (Call 10/21/25)	255	251,594
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24), (1-year CMT + 0.550%)(b)(c)	1,645	1,626,612
0.96%, 10/11/25 (Call 10/11/24), (1-year CMT + 0.450%)(c)	795	776,651
1.41%, 07/17/25	1,364	1,296,230
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(c)	1,760	1,607,795
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(c)	1,030	937,002
2.19%, 02/25/25	2,332	2,268,059
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(c)	1,090	999,643
2.76%, 09/13/26	162	152,005
2.80%, 07/18/24	835	829,693
3.29%, 07/25/27(b)	975	914,004
3.68%, 02/22/27(b)	355	339,401
3.74%, 03/07/29	1,000	931,744
3.78%, 03/02/25	646	636,217
3.84%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.125%)(c)	385	377,754
3.85%, 03/01/26	1,848	1,793,872
3.96%, 03/02/28	1,165	1,107,597
4.05%, 09/11/28	915	872,721
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(c)	785	752,558
4.79%, 07/18/25 (Call 07/18/24), (1-year CMT + 1.700%)(c)	1,090	1,086,688
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(c)	1,130	1,111,612
5.06%, 09/12/25 (Call 09/12/24), (1-year CMT + 1.550%)(c)	1,505	1,499,061
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(c)	500	494,651
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(c)	1,080	1,071,196
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(c)	$560	$558,600
5.54%, 04/17/26 (Call 04/17/25), (1-year CMT + 1.500%)(c)	395	393,572
5.72%, 02/20/26 (Call 02/20/25), (1-year CMT + 1.080%)(c)	1,360	1,357,337
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(c)	900	822,992
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(c)	707	647,420
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(c)	325	312,710
2.56%, 09/13/25 (Call 09/13/24), (3-mo. SOFR + 1.362%)(c)	275	271,440
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(c)	200	193,621
2.84%, 07/16/25 (Call 07/16/24), (3-mo. SOFR + 1.242%)(c)	340	337,674
2.84%, 09/13/26	625	586,588
3.17%, 09/11/27(b)	815	756,080
3.66%, 02/28/27	225	214,054
4.02%, 03/05/28	1,150	1,092,016
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(c)	690	686,151
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24), (1-day SOFR + 0.525%)(c)	2,790	2,775,977
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(c)	2,310	2,138,847
1.16%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.560%)(c)	1,145	1,118,880
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(c)	2,820	2,573,924
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(c)	3,255	2,999,556
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(b)(c)	1,837	1,771,823
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(c)	2,160	1,992,221
2.63%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.940%)(c)	1,255	1,222,808
2.72%, 07/22/25 (Call 07/22/24), (1-day SOFR + 1.152%)(b)(c)	1,574	1,561,881
3.13%, 07/27/26	2,500	2,376,567
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(c)	2,785	2,618,671
3.63%, 01/20/27	2,630	2,512,708
3.70%, 10/23/24	1,841	1,824,913
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(c)	2,610	2,450,701
3.88%, 01/27/26	2,485	2,413,911
3.95%, 04/23/27	2,277	2,180,456
4.00%, 07/23/25	2,649	2,598,205
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(c)	2,590	2,495,357
4.35%, 09/08/26	2,280	2,215,933
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)(c)	1,570	1,549,551
5.00%, 11/24/25	2,020	1,998,852
Security	Par (000)	Value
Banks (continued)
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(c)	$675	$668,020
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(c)	1,030	1,012,714
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(c)	1,530	1,504,771
5.65%, 04/13/28 (Call 04/13/27), (1-day SOFR +1.010%)(c)	1,725	1,725,717
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(c)	410	412,027
6.25%, 08/09/26	850	862,328
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(c)	2,290	2,336,501
Series I, 0.86%, 10/21/25 (Call 10/21/24), (1-day SOFR + 0.745%)(c)	819	799,217
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	950	937,484
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(c)	1,250	1,230,504
5.48%, 07/16/25 (Call 06/16/25)	865	864,430
5.88%, 10/30/26 (Call 09/30/26)	1,585	1,598,150
National Australia Bank Ltd./New York
2.50%, 07/12/26	555	523,226
3.38%, 01/14/26	600	579,931
3.50%, 06/09/25	350	342,595
3.91%, 06/09/27	595	571,638
4.75%, 12/10/25	485	480,948
4.79%, 01/10/29(b)	640	626,548
4.90%, 06/13/28	985	972,402
4.94%, 01/12/28	900	890,172
4.97%, 01/12/26	945	937,899
5.13%, 11/22/24	940	937,205
5.20%, 05/13/25	275	274,202
National Bank of Canada
0.75%, 08/06/24	325	320,908
3.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.009%)(c)	245	244,376
5.25%, 01/17/25	250	249,051
5.60%, 12/18/28	470	469,057
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(c)	1,050	962,461
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(c)	660	609,544
4.80%, 04/05/26	618	607,334
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(c)	710	702,589
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(c)	600	595,946
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)(c)	445	444,571
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(c)	860	879,448
Northern Trust Corp.
3.65%, 08/03/28 (Call 05/03/28)(b)	235	221,466
3.95%, 10/30/25	40	39,046
4.00%, 05/10/27 (Call 04/10/27)	445	429,608
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	470	459,821
3.10%, 10/25/27 (Call 09/25/27)	740	682,761
3.25%, 06/01/25 (Call 05/02/25)	557	542,310
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.25%, 01/22/28 (Call 12/23/27)	$540	$498,580
3.30%, 10/30/24 (Call 09/30/24)	376	371,818
3.88%, 04/10/25 (Call 03/10/25)	365	358,646
4.05%, 07/26/28	1,145	1,071,096
4.20%, 11/01/25 (Call 10/02/25)	250	243,512
2.50%, 08/27/24 (Call 07/27/24)	396	392,335
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	260	236,057
2.20%, 11/01/24 (Call 10/02/24)	418	411,195
2.60%, 07/23/26 (Call 05/23/26)	565	531,041
3.15%, 05/19/27 (Call 04/19/27)	550	515,895
3.45%, 04/23/29 (Call 01/23/29)	1,030	939,319
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(c)	1,095	1,078,877
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(c)	535	530,071
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(c)	750	743,265
5.67%, 10/28/25 (Call 10/28/24), (1-day SOFR + 1.090%)(c)	760	759,321
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(c)	572	571,985
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(c)	690	704,613
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	360	305,995
2.25%, 05/18/25 (Call 04/18/25)	4	3,855
Royal Bank of Canada
0.65%, 07/29/24(b)	730	721,553
0.75%, 10/07/24(b)	785	769,985
0.88%, 01/20/26(b)	959	889,347
1.15%, 06/10/25	1,116	1,064,143
1.15%, 07/14/26	752	685,025
1.20%, 04/27/26	1,277	1,174,681
1.40%, 11/02/26	745	677,371
1.60%, 01/21/25	760	738,597
2.05%, 01/21/27(b)	349	320,135
2.25%, 11/01/24	1,204	1,183,967
2.55%, 07/16/24	763	758,593
3.38%, 04/14/25	1,120	1,096,924
3.63%, 05/04/27	985	936,570
3.97%, 07/26/24	1,245	1,240,184
4.24%, 08/03/27	1,070	1,034,056
4.65%, 01/27/26	1,159	1,140,149
4.88%, 01/12/26	775	767,466
4.88%, 01/19/27	570	563,163
4.90%, 01/12/28	690	678,145
4.95%, 04/25/25	1,120	1,113,180
4.95%, 02/01/29(b)	485	475,771
5.20%, 07/20/26	745	741,798
5.20%, 08/01/28	1,070	1,064,814
5.66%, 10/25/24	655	655,123
6.00%, 11/01/27	1,150	1,171,890
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(c)	575	520,435
3.24%, 10/05/26 (Call 08/05/26)	500	468,892
3.45%, 06/02/25 (Call 05/02/25)	693	673,237
3.50%, 06/07/24 (Call 05/07/24)	1,000	997,472
4.26%, 06/09/25 (Call 06/09/24), (1-day SOFR + 1.380%)(b)(c)	305	304,056
Security	Par (000)	Value
Banks (continued)
4.40%, 07/13/27 (Call 04/14/27)	$660	$630,995
4.50%, 07/17/25 (Call 04/17/25)	816	801,600
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(c)	40	39,770
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	700	705,104
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(c)	392	369,386
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(c)	485	441,956
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(c)	940	855,250
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(c)	660	613,281
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(c)	915	931,313
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(c)	830	839,073
State Street Corp.
3.30%, 12/16/24	478	471,596
3.55%, 08/18/25	291	284,138
4.99%, 03/18/27 (Call 02/18/27)	725	718,443
5.27%, 08/03/26 (Call 07/03/26)(b)	820	816,751
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	435	433,144
3.65%, 07/23/25	40	39,066
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	804	743,657
1.40%, 09/17/26(b)	1,635	1,484,740
1.47%, 07/08/25	2,060	1,960,017
1.90%, 09/17/28	1,790	1,539,745
2.17%, 01/14/27	325	298,294
2.35%, 01/15/25	749	731,410
2.45%, 09/27/24	765	754,724
2.47%, 01/14/29	200	175,048
2.63%, 07/14/26	1,820	1,711,044
2.70%, 07/16/24	840	834,724
3.01%, 10/19/26	1,135	1,068,967
3.35%, 10/18/27	465	433,686
3.36%, 07/12/27	1,415	1,327,971
3.45%, 01/11/27	980	930,381
3.54%, 01/17/28	770	721,706
3.78%, 03/09/26(b)	1,295	1,254,905
3.94%, 07/19/28(b)	490	462,243
4.31%, 10/16/28	520	500,481
5.46%, 01/13/26	1,210	1,206,783
5.52%, 01/13/28	1,725	1,728,079
5.72%, 09/14/28(b)	1,060	1,069,699
5.80%, 07/13/28	560	565,689
5.88%, 07/13/26	705	708,658
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	470	464,019
5.63%, 08/23/27 (Call 07/23/27)	415	405,101
Toronto-Dominion Bank (The)
0.70%, 09/10/24	765	752,452
0.75%, 09/11/25	715	670,890
0.75%, 01/06/26	1,004	929,831
1.15%, 06/12/25	841	801,479
1.20%, 06/03/26	955	874,982
1.25%, 12/13/24(b)	400	389,238
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.25%, 09/10/26	$1,020	$925,243
1.45%, 01/10/25(b)	565	548,432
1.95%, 01/12/27(b)	480	439,835
2.65%, 06/12/24	1,111	1,107,122
2.80%, 03/10/27	920	856,214
3.77%, 06/06/25	1,270	1,245,583
4.11%, 06/08/27	1,350	1,299,386
4.29%, 09/13/24	1,070	1,064,043
4.69%, 09/15/27	1,260	1,230,411
4.98%, 04/05/27(b)	630	621,915
4.99%, 04/05/29	655	640,498
5.10%, 01/09/26	580	577,506
5.16%, 01/10/28	1,060	1,049,492
5.26%, 12/11/26	300	298,653
5.52%, 07/17/28	1,080	1,083,045
5.53%, 07/17/26	1,095	1,095,399
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	1,275	1,229,729
2.15%, 12/06/24 (Call 11/05/24)	1,132	1,108,077
3.30%, 05/15/26 (Call 04/15/26)	450	428,593
3.63%, 09/16/25 (Call 08/16/25)	1,035	1,004,250
3.80%, 10/30/26 (Call 09/30/26)	520	495,616
4.05%, 11/03/25 (Call 09/03/25)	438	428,514
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	315	274,303
1.20%, 08/05/25 (Call 07/03/25)	716	676,327
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	923	851,632
2.50%, 08/01/24 (Call 07/01/24)	903	896,002
2.85%, 10/26/24 (Call 09/26/24)	866	853,459
3.70%, 06/05/25 (Call 05/05/25)	882	862,386
3.88%, 03/19/29 (Call 02/16/29)(b)	400	366,286
4.00%, 05/01/25 (Call 03/01/25)	817	803,237
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)(c)	615	587,242
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(c)	1,265	1,241,499
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(c)	900	872,367
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(c)	655	654,711
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(c)	765	768,744
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	945	906,638
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(c)	805	734,646
2.40%, 07/30/24 (Call 06/28/24)(b)	889	882,078
3.10%, 04/27/26 (Call 03/27/26)(b)	510	486,892
3.60%, 09/11/24 (Call 08/11/24)	756	750,173
3.90%, 04/26/28 (Call 03/24/28)	855	809,375
3.95%, 11/17/25 (Call 10/17/25)	445	434,092
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	1,310	1,266,542
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(c)	1,130	1,088,759
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(c)	1,010	1,009,317
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(c)	540	551,308
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	779	730,291
Security	Par (000)	Value
Banks (continued)
Series X, 3.15%, 04/27/27 (Call 03/27/27)	$975	$916,285
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(b)	666	650,478
2.80%, 01/27/25 (Call 12/27/24)	653	640,643
UBS AG/London
1.25%, 06/01/26	695	635,905
5.65%, 09/11/28	1,365	1,371,244
5.80%, 09/11/25	585	586,494
UBS Group AG
3.75%, 03/26/25	1,439	1,412,578
4.55%, 04/17/26	1,140	1,114,498
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (1-day SOFR + 0.510%)(b)(c)	685	683,092
2.16%, 02/11/26 (Call 02/11/25), (3-mo. SOFR + 1.012%)(b)(c)	2,226	2,162,757
2.19%, 04/30/26 (Call 04/30/25), (1-day SOFR + 2.000%)(c)	2,673	2,576,227
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(c)	3,090	2,807,401
2.41%, 10/30/25 (Call 10/30/24), (3-mo. SOFR + 1.087%)(b)(c)	1,809	1,777,987
3.00%, 02/19/25	2,161	2,114,958
3.00%, 04/22/26	1,293	1,233,254
3.00%, 10/23/26	3,300	3,102,646
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	2,530	2,402,092
3.30%, 09/09/24(b)	1,331	1,320,785
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	3,220	3,037,007
3.55%, 09/29/25	2,385	2,318,738
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(c)	3,040	2,861,218
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	2,665	2,614,000
4.10%, 06/03/26	2,672	2,589,357
4.15%, 01/24/29 (Call 10/24/28)	2,000	1,891,761
4.30%, 07/22/27	2,185	2,103,127
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(c)	1,865	1,835,542
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	2,850	2,775,538
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(c)	1,815	1,816,125
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	1,025	1,015,288
5.25%, 12/11/26 (Call 11/10/26)	1,535	1,527,556
5.45%, 08/07/26 (Call 07/07/26)	2,600	2,597,324
5.55%, 08/01/25 (Call 07/01/25)	1,585	1,585,942
Westpac Banking Corp.
1.02%, 11/18/24(b)	630	614,858
1.15%, 06/03/26	880	807,756
1.95%, 11/20/28	1,100	952,004
2.35%, 02/19/25	541	527,383
2.70%, 08/19/26	540	509,671
2.85%, 05/13/26	815	776,521
3.35%, 03/08/27	640	608,035
3.40%, 01/25/28(b)	715	670,604
3.74%, 08/26/25	390	381,330
4.04%, 08/26/27	725	700,820
5.35%, 10/18/24	685	683,939
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.46%, 11/18/27	$925	$931,009
5.51%, 11/17/25	615	616,907
5.54%, 11/17/28	1,140	1,152,049
		707,750,409
Beverages — 1.4%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)(b)	2,205	2,122,953
4.75%, 01/23/29 (Call 10/23/28)	3,100	3,048,023
Coca-Cola Co. (The)
1.00%, 03/15/28(b)	1,090	941,251
1.45%, 06/01/27	1,230	1,105,960
1.50%, 03/05/28	675	594,855
1.75%, 09/06/24	1,076	1,062,821
2.90%, 05/25/27(b)	430	404,696
3.38%, 03/25/27	885	849,013
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	500	472,311
3.60%, 05/09/24	405	404,852
3.60%, 02/15/28 (Call 11/15/27)	710	664,205
3.70%, 12/06/26 (Call 09/06/26)	564	538,995
4.35%, 05/09/27 (Call 04/09/27)	570	551,901
4.40%, 11/15/25 (Call 09/15/25)	454	445,373
4.65%, 11/15/28 (Call 08/15/28)	210	202,662
5.00%, 02/02/26 (Call 05/13/24)	485	479,813
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	620	585,989
2.13%, 10/24/24 (Call 09/24/24)	602	592,063
5.20%, 10/24/25	490	488,408
5.30%, 10/24/27 (Call 09/24/27)	760	761,622
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)	482	466,381
3.95%, 04/15/29 (Call 02/15/29)	630	590,579
4.42%, 05/25/25 (Call 03/25/25)	477	471,152
4.60%, 05/25/28 (Call 02/25/28)	970	940,850
5.05%, 03/15/29 (Call 02/15/29)	315	310,342
5.10%, 03/15/27 (Call 02/15/27)	320	317,534
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	1,695	1,608,516
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	694	675,336
2.38%, 10/06/26 (Call 07/06/26)	630	590,469
2.63%, 03/19/27 (Call 01/19/27)	550	513,486
2.75%, 04/30/25 (Call 01/30/25)	341	332,283
2.85%, 02/24/26 (Call 11/24/25)	740	710,311
3.00%, 10/15/27 (Call 07/15/27)	140	130,749
3.50%, 07/17/25 (Call 04/17/25)	588	574,592
3.60%, 02/18/28 (Call 01/18/28)	770	732,856
4.45%, 05/15/28 (Call 04/15/28)(b)	585	574,409
4.55%, 02/13/26 (Call 01/13/26)	565	558,968
5.13%, 11/10/26 (Call 10/10/26)	706	705,310
5.25%, 11/10/25	785	785,771
7.00%, 03/01/29	300	325,288
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27 (Call 01/16/27)	425	418,153
		28,651,101
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,110	953,866
1.90%, 02/21/25 (Call 01/21/25)	571	555,364
2.20%, 02/21/27 (Call 12/21/26)	1,482	1,358,804
Security	Par (000)	Value
Biotechnology (continued)
2.60%, 08/19/26 (Call 05/19/26)	$1,110	$1,043,152
3.13%, 05/01/25 (Call 02/01/25)	923	899,944
3.20%, 11/02/27 (Call 08/02/27)	180	167,891
3.63%, 05/22/24 (Call 05/16/24)	1,115	1,113,931
5.15%, 03/02/28 (Call 02/02/28)	3,627	3,593,276
5.25%, 03/02/25	850	846,360
5.51%, 03/02/26 (Call 05/13/24)	1,445	1,440,940
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	743	728,982
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	1,505	1,469,675
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	600	525,347
2.95%, 03/01/27 (Call 12/01/26)	1,105	1,037,649
3.50%, 02/01/25 (Call 11/01/24)	1,502	1,478,806
3.65%, 03/01/26 (Call 12/01/25)	2,293	2,222,827
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	425	424,304
5.80%, 12/12/25 (Call 11/12/25)	425	424,609
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	942	887,150
1.75%, 09/02/27 (Call 07/02/27)(b)	930	822,321
		21,995,198
Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	1,126	1,095,380
2.49%, 02/15/27 (Call 12/15/26)	620	570,875
5.80%, 11/30/25	1,090	1,092,270
Fortune Brands Innovations Inc., 4.00%, 06/15/25 (Call 03/15/25)	625	611,335
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/29 (Call 03/19/29)	475	477,157
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)(b)	250	233,682
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	407	350,694
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)	475	479,779
Trane Technologies Financing Ltd.
3.55%, 11/01/24 (Call 08/01/24)	614	607,056
3.80%, 03/21/29 (Call 12/21/28)	400	373,397
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	455	427,253
		6,318,878
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(b)	621	588,167
1.85%, 05/15/27 (Call 03/15/27)(b)	595	540,569
4.60%, 02/08/29 (Call 01/08/29)	830	810,584
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)(b)	765	742,569
Celanese U.S. Holdings LLC
5.90%, 07/05/24(b)	550	549,654
6.05%, 03/15/25(b)	1,031	1,032,047
6.17%, 07/15/27 (Call 06/15/27)	1,760	1,770,557
6.35%, 11/15/28 (Call 10/15/28)	720	731,686
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)(b)	95	92,796
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	1,715	1,685,829
4.73%, 11/15/28 (Call 08/15/28)	1,590	1,557,081
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	$786	$772,049
4.50%, 12/01/28 (Call 09/01/28)	415	397,322
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	600	546,430
2.70%, 11/01/26 (Call 08/01/26)	570	537,363
3.25%, 12/01/27 (Call 09/01/27)	75	70,297
5.25%, 01/15/28 (Call 12/15/27)	730	730,908
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	598	570,543
4.50%, 05/15/26 (Call 04/15/26)	30	29,431
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	225	211,776
5.15%, 05/18/26 (Call 04/18/26)	630	622,330
Linde Inc./CT
3.20%, 01/30/26 (Call 10/30/25)	738	711,733
4.70%, 12/05/25 (Call 11/05/25)	580	575,258
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	225	212,967
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)	115	109,747
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)	530	500,008
4.90%, 03/27/28 (Call 02/27/28)(b)	625	611,984
5.90%, 11/07/24	250	250,636
5.95%, 11/07/25	185	185,819
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	727	670,860
3.75%, 03/15/28 (Call 12/15/27)	105	99,348
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 05/31/24)	432	431,012
3.45%, 06/01/27 (Call 03/01/27)(b)	1,455	1,374,249
4.05%, 08/08/24	455	452,616
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	790	754,228
		21,530,453
Commercial Services — 0.8%
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	810	713,603
3.38%, 09/15/25 (Call 06/15/25)	896	873,485
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	255	224,070
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	340	326,830
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	640	628,686
5.10%, 12/15/27 (Call 11/15/27)	635	625,542
5.10%, 06/01/28 (Call 05/01/28)	565	555,090
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	896	826,963
1.50%, 11/15/24 (Call 10/15/24)	365	356,752
2.15%, 01/15/27 (Call 12/15/26)	580	530,887
2.65%, 02/15/25 (Call 01/15/25)	482	469,814
4.80%, 04/01/26 (Call 01/01/26)	691	679,829
4.95%, 08/15/27 (Call 07/15/27)(b)	415	406,677
Moody's Corp.
3.25%, 01/15/28 (Call 10/15/27)	390	364,920
3.75%, 03/24/25 (Call 02/24/25)	712	699,593
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	901	863,862
2.40%, 10/01/24 (Call 09/01/24)	1,035	1,022,794
2.65%, 10/01/26 (Call 08/01/26)	970	910,247
3.90%, 06/01/27 (Call 05/01/27)	515	495,507
Security	Par (000)	Value
Commercial Services (continued)
Quanta Services Inc., 0.95%, 10/01/24 (Call 05/31/24)	$240	$235,210
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	600	566,381
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	1,030	953,514
2.70%, 03/01/29 (Call 01/01/29)	800	712,672
2.95%, 01/22/27 (Call 10/22/26)	460	432,269
4.75%, 08/01/28 (Call 05/01/28)(b)	550	539,075
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	793	777,004
4.13%, 03/15/29 (Call 12/15/28)	410	385,806
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(b)	531	508,434
		16,685,516
Computers — 2.6%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,053	991,108
0.70%, 02/08/26 (Call 01/08/26)	1,850	1,709,703
1.13%, 05/11/25 (Call 04/11/25)	1,402	1,342,484
1.40%, 08/05/28 (Call 06/05/28)	1,850	1,595,795
1.80%, 09/11/24 (Call 08/11/24)	742	733,088
2.05%, 09/11/26 (Call 07/11/26)	1,590	1,480,179
2.45%, 08/04/26 (Call 05/04/26)	1,900	1,790,407
2.50%, 02/09/25(b)	855	836,339
2.75%, 01/13/25 (Call 11/13/24)(b)	778	765,002
2.85%, 05/11/24	1,045	1,044,368
2.90%, 09/12/27 (Call 06/12/27)	1,390	1,298,102
3.00%, 06/20/27 (Call 03/20/27)	870	818,394
3.00%, 11/13/27 (Call 08/13/27)(b)	840	786,859
3.20%, 05/13/25	1,295	1,266,784
3.20%, 05/11/27 (Call 02/11/27)	1,830	1,734,667
3.25%, 02/23/26 (Call 11/23/25)	1,475	1,426,297
3.35%, 02/09/27 (Call 11/09/26)	1,915	1,829,409
3.45%, 05/06/24	1,688	1,687,623
4.00%, 05/10/28 (Call 04/10/28)	1,340	1,294,204
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)	738	735,302
4.90%, 10/01/26 (Call 08/01/26)	1,450	1,427,711
5.25%, 02/01/28 (Call 01/01/28)	840	836,266
5.85%, 07/15/25 (Call 06/15/25)	890	891,664
6.02%, 06/15/26 (Call 03/15/26)	2,021	2,032,154
6.10%, 07/15/27 (Call 05/15/27)(b)	420	426,820
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	600	542,941
2.38%, 09/15/28 (Call 07/15/28)(b)	525	447,960
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	553	508,425
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	690	642,411
4.90%, 10/15/25 (Call 07/15/25)	2,055	2,030,157
5.25%, 07/01/28 (Call 06/01/28)(b)	490	486,726
5.90%, 10/01/24	1,225	1,225,489
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	547	501,892
2.20%, 06/17/25 (Call 05/17/25)	1,021	981,396
3.00%, 06/17/27 (Call 04/17/27)	805	747,894
4.00%, 04/15/29 (Call 02/15/29)	610	570,050
4.75%, 01/15/28 (Call 12/15/27)	720	702,479
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	630	617,021
4.60%, 02/05/29 (Call 01/05/29)	575	556,599
4.70%, 02/05/26	680	671,286
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	$970	$872,365
2.20%, 02/09/27 (Call 01/09/27)	575	528,997
3.00%, 05/15/24	1,713	1,711,506
3.30%, 05/15/26	2,360	2,266,975
3.30%, 01/27/27(b)	402	382,253
3.45%, 02/19/26	1,094	1,057,498
4.00%, 07/27/25	830	815,258
4.15%, 07/27/27 (Call 06/27/27)	640	617,735
4.50%, 02/06/26(b)	725	715,719
4.50%, 02/06/28 (Call 01/06/28)	785	764,242
7.00%, 10/30/25	395	403,907
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	550	502,720
2.70%, 10/15/28 (Call 08/15/28)(b)	145	126,593
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	510	499,342
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	706	675,336
2.38%, 06/22/27 (Call 04/22/27)(b)	515	466,585
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)	300	253,013
		54,673,499
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
3.10%, 08/15/25(b)	340	331,092
3.10%, 08/15/27 (Call 07/15/27)	455	428,995
4.60%, 03/01/28 (Call 02/01/28)	522	516,767
4.80%, 03/02/26	472	469,545
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	541	530,282
3.15%, 03/15/27 (Call 12/15/26)	230	217,587
4.38%, 05/15/28 (Call 04/15/28)	610	592,819
Haleon U.K. Capital PLC, 3.13%, 03/24/25	1,220	1,190,800
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	1,680	1,587,016
3.38%, 03/24/29 (Call 01/24/29)	615	560,844
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	880	876,310
5.35%, 03/22/26 (Call 02/22/26)	675	675,539
5.50%, 03/22/25(b)	720	722,460
Procter & Gamble Co. (The)
0.55%, 10/29/25	862	805,806
1.00%, 04/23/26	762	704,570
1.90%, 02/01/27	620	572,696
2.45%, 11/03/26	675	634,209
2.70%, 02/02/26	575	552,084
2.80%, 03/25/27	565	531,663
2.85%, 08/11/27	480	448,972
3.95%, 01/26/28(b)	580	562,954
4.10%, 01/26/26	585	575,648
4.35%, 01/29/29	430	420,294
Unilever Capital Corp.
0.63%, 08/12/24 (Call 05/16/24)	330	325,627
2.00%, 07/28/26	220	205,117
2.60%, 05/05/24	853	852,746
2.90%, 05/05/27 (Call 02/05/27)	923	865,383
3.10%, 07/30/25(b)	565	550,493
3.50%, 03/22/28 (Call 12/22/27)	1,080	1,019,627
4.88%, 09/08/28 (Call 08/08/28)	555	551,111
		18,879,056
Security	Par (000)	Value
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	$595	$594,496
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	676	656,923
		1,251,419
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	328	321,156
1.75%, 01/30/26 (Call 12/30/25)	995	928,035
2.45%, 10/29/26 (Call 09/29/26)	3,185	2,942,411
3.00%, 10/29/28 (Call 08/29/28)	3,095	2,759,915
3.50%, 01/15/25 (Call 11/15/24)	899	883,890
3.65%, 07/21/27 (Call 04/21/27)	805	754,604
3.88%, 01/23/28 (Call 10/23/27)	595	556,342
4.45%, 10/01/25 (Call 08/01/25)	445	436,385
4.45%, 04/03/26 (Call 02/03/26)	575	561,423
4.63%, 10/15/27 (Call 08/15/27)	465	448,403
5.10%, 01/19/29 (Call 12/19/28)	540	526,639
5.75%, 06/06/28 (Call 05/06/28)(b)	845	844,443
6.10%, 01/15/27 (Call 12/15/26)	480	483,848
6.45%, 04/15/27 (Call 03/15/27)	1,672	1,703,604
6.50%, 07/15/25 (Call 06/15/25)	1,147	1,155,228
Series 3NC1, 1.75%, 10/29/24 (Call 05/31/24)	30	29,381
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)	470	463,359
1.88%, 08/15/26 (Call 07/15/26)	1,012	927,709
2.10%, 09/01/28 (Call 07/01/28)	510	438,728
2.20%, 01/15/27 (Call 12/15/26)	635	578,974
2.30%, 02/01/25 (Call 01/01/25)(b)	564	548,391
2.88%, 01/15/26 (Call 12/15/25)	1,320	1,256,454
3.25%, 03/01/25 (Call 01/01/25)	695	679,784
3.38%, 07/01/25 (Call 06/01/25)	853	828,992
3.63%, 04/01/27 (Call 01/01/27)	348	328,851
3.63%, 12/01/27 (Call 09/01/27)	100	93,214
3.75%, 06/01/26 (Call 04/01/26)	660	633,132
4.25%, 09/15/24 (Call 06/15/24)	432	429,212
4.63%, 10/01/28 (Call 07/01/28)	155	148,435
5.10%, 03/01/29 (Call 02/01/29)	400	388,681
5.30%, 02/01/28 (Call 01/01/28)(b)	458	451,161
5.85%, 12/15/27 (Call 11/15/27)	820	821,623
Aircastle Ltd.
4.13%, 05/01/24	450	450,000
4.25%, 06/15/26 (Call 04/15/26)	660	637,853
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	550	465,545
3.88%, 05/21/24(b)	545	544,413
4.63%, 03/30/25	146	144,042
4.75%, 06/09/27 (Call 05/09/27)(b)	385	369,996
5.13%, 09/30/24	355	353,881
5.80%, 05/01/25 (Call 04/01/25)	326	325,590
7.10%, 11/15/27 (Call 10/15/27)(b)	460	474,352
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	857	780,257
2.25%, 03/04/25 (Call 02/01/25)(b)	1,115	1,084,825
2.50%, 07/30/24 (Call 06/30/24)	1,060	1,051,482
2.55%, 03/04/27 (Call 02/01/27)	1,410	1,304,024
3.00%, 10/30/24 (Call 09/29/24)	840	829,061
3.13%, 05/20/26 (Call 04/20/26)	510	486,578
3.30%, 05/03/27 (Call 04/03/27)	1,435	1,349,438
3.38%, 05/03/24	1,535	1,534,901
3.63%, 12/05/24 (Call 11/04/24)	580	573,058
3.95%, 08/01/25 (Call 07/01/25)	1,545	1,513,637
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.20%, 11/06/25 (Call 10/06/25)	$430	$421,718
4.90%, 02/13/26 (Call 01/13/26)	770	761,635
5.85%, 11/05/27 (Call 10/05/27)(b)	1,315	1,334,193
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	365	344,156
3.00%, 04/02/25 (Call 03/02/25)	502	490,009
3.70%, 10/15/24	573	567,617
5.70%, 12/15/28 (Call 11/15/28)	395	399,728
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)	235	241,959
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	1,015	962,558
4.25%, 06/02/26 (Call 03/02/26)	355	345,593
4.85%, 03/29/29 (Call 12/29/28)(b)	605	587,206
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	548	538,584
3.30%, 10/30/24 (Call 09/30/24)	1,124	1,109,785
3.65%, 05/11/27 (Call 04/11/27)	660	622,246
3.75%, 07/28/26 (Call 06/28/26)	441	421,321
3.75%, 03/09/27 (Call 02/09/27)	1,020	967,919
3.80%, 01/31/28 (Call 12/31/27)	1,200	1,125,107
4.20%, 10/29/25 (Call 09/29/25)	1,043	1,016,271
4.25%, 04/30/25 (Call 03/31/25)	411	405,002
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	600	575,917
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,170	1,076,663
1.15%, 05/13/26 (Call 04/13/26)	989	906,787
2.00%, 03/20/28 (Call 01/20/28)(b)	1,180	1,040,724
2.45%, 03/03/27 (Call 02/03/27)	1,490	1,372,488
3.20%, 03/02/27 (Call 12/02/26)	555	523,202
3.20%, 01/25/28 (Call 10/25/27)(b)	720	666,753
3.30%, 04/01/27 (Call 01/01/27)	385	362,975
3.85%, 05/21/25 (Call 03/21/25)	601	590,037
4.00%, 02/01/29 (Call 11/01/28)	25	23,715
4.20%, 03/24/25 (Call 02/24/25)	553	546,562
5.88%, 08/24/26 (Call 07/24/26)(b)	460	463,888
CME Group Inc.
3.00%, 03/15/25 (Call 12/15/24)	726	711,722
3.75%, 06/15/28 (Call 03/15/28)	615	586,855
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	5	4,912
3.95%, 11/06/24 (Call 08/06/24)	400	396,223
4.10%, 02/09/27 (Call 11/09/26)	325	309,506
4.50%, 01/30/26 (Call 11/30/25)	25	24,408
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)(b)	120	111,744
3.65%, 05/23/25	1,100	1,078,007
3.75%, 12/01/25 (Call 09/01/25)	1,040	1,012,398
3.75%, 09/21/28 (Call 06/21/28)(b)	85	80,068
4.00%, 09/15/27 (Call 08/15/27)(b)	1,630	1,559,950
Jefferies Financial Group Inc.
4.85%, 01/15/27	750	734,479
5.88%, 07/21/28 (Call 06/21/28)	835	830,748
Lazard Group LLC
4.38%, 03/11/29 (Call 12/11/28)(b)	250	235,170
4.50%, 09/19/28 (Call 06/19/28)	400	380,224
LPL Holdings Inc., 6.75%, 11/17/28 (Call 10/17/28)(b)	555	568,922
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	257	249,872
Security	Par (000)	Value
Diversified Financial Services (continued)
2.95%, 11/21/26 (Call 08/21/26)	$710	$672,922
3.30%, 03/26/27 (Call 01/26/27)	905	859,915
3.50%, 02/26/28 (Call 11/26/27)	50	47,407
4.88%, 03/09/28 (Call 02/09/28)(b)	620	616,855
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	328	316,394
5.35%, 06/28/28 (Call 05/28/28)	975	970,266
5.65%, 06/28/25	245	244,783
Nomura Holdings Inc.
1.65%, 07/14/26	1,073	980,671
1.85%, 07/16/25	1,480	1,407,952
2.17%, 07/14/28	845	732,618
2.33%, 01/22/27	1,055	963,820
2.65%, 01/16/25	1,827	1,782,970
2.71%, 01/22/29	220	192,198
5.10%, 07/03/25	100	98,934
5.39%, 07/06/27	395	390,887
5.71%, 01/09/26	350	348,780
5.84%, 01/18/28	525	526,547
6.07%, 07/12/28	775	783,715
ORIX Corp.
3.25%, 12/04/24	720	708,781
3.70%, 07/18/27	70	66,146
5.00%, 09/13/27	635	624,564
Synchrony Financial
3.95%, 12/01/27 (Call 09/01/27)	690	638,456
4.25%, 08/15/24 (Call 05/31/24)	885	880,993
4.50%, 07/23/25 (Call 04/23/25)	605	591,961
4.88%, 06/13/25 (Call 05/13/25)	520	511,218
5.15%, 03/19/29 (Call 12/19/28)	450	426,425
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	180	156,984
1.90%, 04/15/27 (Call 02/15/27)	1,640	1,500,388
2.75%, 09/15/27 (Call 06/15/27)	425	394,000
3.15%, 12/14/25 (Call 09/14/25)	1,505	1,457,745
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	517	475,357
2.85%, 01/10/25 (Call 12/10/24)	490	480,574
		89,164,092
Electric — 4.3%
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	335	313,595
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(b)	957	886,049
5.45%, 06/01/28 (Call 05/01/28)	860	846,542
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	415	394,632
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)(b)	405	367,703
5.00%, 01/15/29 (Call 12/15/28)	445	434,058
5.70%, 12/01/26 (Call 11/01/26)(b)	540	541,214
American Electric Power Co. Inc.
5.20%, 01/15/29 (Call 12/15/28)	660	648,868
5.75%, 11/01/27 (Call 10/01/27)	340	343,099
Series J, 4.30%, 12/01/28 (Call 09/01/28)	505	480,921
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	763	751,648
3.20%, 04/15/25 (Call 03/15/25)	839	818,015
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	160	148,186
4.05%, 04/15/25 (Call 03/15/25)(b)	1,238	1,219,856
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28 (Call 09/01/28)	$270	$269,180
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	515	473,308
2.50%, 09/01/24 (Call 08/01/24)	650	642,700
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	430	406,730
3.70%, 08/15/28 (Call 05/15/28)	365	342,727
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	335	316,673
Consolidated Edison Co. of New York Inc., Series D, 4.00%, 12/01/28 (Call 09/01/28)	300	285,559
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	952	927,674
5.60%, 03/01/28 (Call 02/01/28)	535	535,604
Consumers Energy Co., 4.90%, 02/15/29 (Call 12/15/28)	300	294,759
Dominion Energy Inc.
3.07%, 08/15/24(d)	708	701,751
3.90%, 10/01/25 (Call 07/01/25)	710	692,503
4.25%, 06/01/28 (Call 03/01/28)	375	357,248
Series A, 1.45%, 04/15/26 (Call 03/15/26)	540	498,202
DTE Electric Co.
4.85%, 12/01/26(b)	130	128,748
Series A, 1.90%, 04/01/28 (Call 02/01/28)	470	414,220
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	490	460,093
4.22%, 11/01/24(d)	1,165	1,154,657
4.88%, 06/01/28 (Call 05/01/28)	550	535,057
5.10%, 03/01/29 (Call 02/01/29)	850	829,188
Series C, 2.53%, 10/01/24(d)	668	658,742
Series F, 1.05%, 06/01/25 (Call 05/01/25)	813	772,587
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	565	536,331
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	575	538,295
2.65%, 09/01/26 (Call 06/01/26)	1,135	1,063,396
3.15%, 08/15/27 (Call 05/15/27)	787	731,793
4.30%, 03/15/28 (Call 02/15/28)	725	696,478
4.85%, 01/05/27(b)	280	275,638
4.85%, 01/05/29 (Call 12/05/28)	495	481,232
5.00%, 12/08/25	490	485,694
5.00%, 12/08/27 (Call 11/08/27)	510	502,342
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	280	264,537
3.80%, 07/15/28 (Call 04/15/28)	470	444,515
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	491	477,719
3.45%, 03/15/29 (Call 12/15/28)	370	340,575
3.70%, 09/01/28 (Call 06/01/28)	190	178,230
Edison International
3.55%, 11/15/24 (Call 10/15/24)	611	603,430
4.13%, 03/15/28 (Call 12/15/27)	585	550,529
5.25%, 11/15/28 (Call 10/15/28)	290	284,121
5.75%, 06/15/27 (Call 04/15/27)(b)	550	550,267
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	705	671,256
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	475	459,056
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	877	821,706
Security	Par (000)	Value
Electric (continued)
1.90%, 06/15/28 (Call 04/15/28)	$450	$390,184
2.95%, 09/01/26 (Call 06/01/26)	648	611,085
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	901	889,029
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	645	598,430
4.20%, 06/27/24	920	917,625
4.60%, 07/01/27 (Call 06/01/27)	710	688,156
5.45%, 03/01/28 (Call 02/01/28)	1,070	1,060,630
5.95%, 02/01/29 (Call 01/01/29)	625	631,701
Series O, 4.25%, 04/01/29 (Call 01/01/29)	300	281,385
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	550	509,215
3.40%, 04/15/26 (Call 01/15/26)	595	571,706
3.95%, 06/15/25 (Call 03/15/25)	861	844,047
5.15%, 03/15/28 (Call 02/15/28)	680	671,487
5.15%, 03/15/29 (Call 02/15/29)	450	442,551
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)	1,030	970,734
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	633	618,217
3.13%, 12/01/25 (Call 06/01/25)	665	642,606
3.25%, 06/01/24 (Call 05/31/24)(b)	186	185,601
4.40%, 05/15/28 (Call 03/15/28)	580	563,009
4.45%, 05/15/26 (Call 04/15/26)	562	552,553
5.05%, 04/01/28 (Call 03/01/28)	595	591,688
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	490	461,395
Georgia Power Co.
4.65%, 05/16/28 (Call 03/16/28)	550	534,733
5.00%, 02/23/27 (Call 01/23/27)	125	123,698
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	657	646,902
4.10%, 09/26/28 (Call 06/26/28)	235	221,917
ITC Holdings Corp., 3.35%, 11/15/27 (Call 08/15/27)	340	316,383
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	690	683,246
3.65%, 04/15/29 (Call 01/15/29)	540	501,366
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	490	489,581
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	600	547,538
1.88%, 02/07/25	635	617,409
4.45%, 03/13/26 (Call 02/13/26)	310	304,950
4.80%, 02/05/27 (Call 01/05/27)(b)	350	346,563
4.80%, 03/15/28 (Call 02/15/28)	425	417,882
4.85%, 02/07/29 (Call 01/07/29)	350	342,015
5.45%, 10/30/25	542	541,081
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	850	772,255
1.90%, 06/15/28 (Call 04/15/28)	1,685	1,463,690
3.50%, 04/01/29 (Call 01/01/29)	300	273,862
3.55%, 05/01/27 (Call 02/01/27)	720	680,243
4.20%, 06/20/24	980	977,967
4.26%, 09/01/24	595	591,469
4.45%, 06/20/25	885	872,385
4.63%, 07/15/27 (Call 06/15/27)	1,355	1,318,402
4.90%, 02/28/28 (Call 01/28/28)	980	959,036
4.90%, 03/15/29 (Call 02/15/29)	725	705,949
4.95%, 01/29/26	725	718,149
5.75%, 09/01/25	225	225,172
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	225	212,154
Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/31/24)(b)	$560	$558,395
3.70%, 11/15/28 (Call 08/15/28)	480	448,387
4.30%, 05/15/28 (Call 04/15/28)	450	433,171
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	545	484,651
2.95%, 03/01/26 (Call 12/01/25)	519	491,686
3.00%, 06/15/28 (Call 04/15/28)(b)	655	589,247
3.15%, 01/01/26	1,757	1,680,322
3.30%, 12/01/27 (Call 09/01/27)	990	908,983
3.45%, 07/01/25	405	393,488
3.50%, 06/15/25 (Call 03/15/25)	695	675,445
3.75%, 07/01/28	715	659,447
5.55%, 05/15/29 (Call 04/15/29)	550	543,834
6.10%, 01/15/29 (Call 12/15/28)	520	524,154
PacifiCorp, 5.10%, 02/15/29 (Call 01/15/29)	430	424,866
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	656	621,554
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	625	595,729
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	695	652,320
2.88%, 06/15/24 (Call 05/15/24)(b)	739	736,286
5.20%, 04/01/29 (Call 03/01/29)	375	368,293
5.85%, 11/15/27 (Call 10/15/27)(b)	370	373,436
5.88%, 10/15/28 (Call 09/15/28)	455	459,190
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	255	224,115
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	465	438,641
4.95%, 08/15/28 (Call 07/15/28)	435	428,433
Sempra
3.25%, 06/15/27 (Call 03/15/27)	410	382,312
3.30%, 04/01/25 (Call 03/01/25)	420	410,558
3.40%, 02/01/28 (Call 11/01/27)	1,025	950,039
3.70%, 04/01/29 (Call 02/01/29)	300	275,294
5.40%, 08/01/26 (Call 07/01/26)	495	492,202
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)	435	428,830
5.30%, 03/01/28 (Call 02/01/28)	85	84,451
5.35%, 03/01/26	400	398,510
5.65%, 10/01/28 (Call 09/01/28)	625	629,206
5.85%, 11/01/27 (Call 10/01/27)	650	656,966
Series A, 4.20%, 03/01/29 (Call 12/01/28)	300	283,225
Series D, 4.70%, 06/01/27 (Call 05/01/27)	580	567,240
Series E, 3.70%, 08/01/25 (Call 06/01/25)	856	835,259
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,390	1,324,969
4.85%, 06/15/28 (Call 04/15/28)	615	599,876
5.15%, 10/06/25	625	621,599
5.50%, 03/15/29 (Call 01/15/29)	600	597,701
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	633	618,641
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28 (Call 06/15/28)	465	436,569
Series N, 1.65%, 03/15/26 (Call 02/15/26)	545	507,065
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	783	752,738
Series A, 3.50%, 03/15/27 (Call 12/15/26)	465	441,501
Series A, 3.80%, 04/01/28 (Call 01/01/28)	535	504,645
Series B, 3.75%, 05/15/27 (Call 04/15/27)	440	419,086
Security	Par (000)	Value
Electric (continued)
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	$30	$26,131
2.20%, 12/15/28 (Call 10/15/28)	355	307,979
4.75%, 01/09/26 (Call 12/09/25)	975	961,674
5.00%, 09/27/25 (Call 08/27/25)(b)	525	519,996
5.60%, 09/12/26 (Call 08/12/26)	455	455,192
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	405	363,791
3.30%, 06/01/25 (Call 12/01/24)	656	638,657
3.35%, 12/01/26 (Call 06/01/26)	257	243,114
4.00%, 06/15/28 (Call 12/15/27)	455	427,479
		91,825,035
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(b)	769	695,498
1.80%, 10/15/27 (Call 08/15/27)	190	170,236
2.00%, 12/21/28 (Call 10/21/28)(b)	105	91,746
3.15%, 06/01/25 (Call 03/01/25)(b)	634	618,912
		1,576,392
Electronics — 0.6%
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	382	378,365
3.88%, 01/12/28 (Call 10/12/27)(b)	410	385,563
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	175	171,226
6.25%, 03/15/28 (Call 02/15/28)	415	419,220
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	522	503,269
4.75%, 06/15/25 (Call 03/15/25)	547	539,882
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	825	787,004
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	910	814,505
1.35%, 06/01/25 (Call 05/01/25)	612	586,579
2.30%, 08/15/24 (Call 07/15/24)(b)	746	739,263
2.50%, 11/01/26 (Call 08/01/26)	1,330	1,247,546
4.25%, 01/15/29 (Call 12/15/28)	300	289,651
4.95%, 02/15/28 (Call 01/15/28)	380	378,287
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	487	450,587
3.95%, 01/12/28 (Call 10/12/27)	185	173,544
4.25%, 05/15/27 (Call 04/15/27)	630	603,420
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	558	554,721
4.60%, 04/06/27 (Call 01/06/27)	481	469,488
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 05/13/24)	510	503,377
1.75%, 08/09/26 (Call 07/09/26)	630	573,975
2.38%, 08/09/28 (Call 06/09/28)	490	426,539
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	470	459,789
Tyco Electronics Group SA, 4.50%, 02/13/26	70	68,919
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	525	485,696
2.40%, 04/01/28 (Call 02/01/28)	445	388,392
		12,398,807
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28 (Call 07/18/28)	200	203,620
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25(b)	$1,455	$1,426,645
3.76%, 03/15/27 (Call 02/15/27)	3,590	3,382,091
3.79%, 03/15/25 (Call 05/13/24)	475	466,099
4.05%, 03/15/29 (Call 01/15/29)	835	761,343
6.41%, 03/15/26 (Call 05/13/24)	1,210	1,210,371
		7,246,549
Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24 (Call 07/15/24)	690	683,362
2.90%, 07/01/26 (Call 04/01/26)	565	537,526
3.20%, 03/15/25 (Call 12/15/24)	616	602,751
3.38%, 11/15/27 (Call 08/15/27)	140	131,411
3.95%, 05/15/28 (Call 02/15/28)	710	675,383
4.88%, 04/01/29 (Call 03/01/29)	525	514,535
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(a)	620	615,081
5.50%, 09/18/26 (Call 08/18/26)(a)	635	630,691
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	400	383,241
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	708	659,423
1.15%, 03/15/28 (Call 01/15/28)	484	416,096
3.15%, 11/15/27 (Call 08/15/27)	255	238,470
4.88%, 02/15/29 (Call 01/15/29)(b)	600	592,775
		6,680,745
Food — 1.5%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)(b)	825	811,791
4.15%, 03/15/28 (Call 12/15/27)	913	869,307
5.20%, 03/19/27	375	372,591
5.20%, 03/21/29 (Call 02/21/29)	375	369,872
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	915	792,275
4.30%, 05/01/24	810	810,000
4.60%, 11/01/25 (Call 09/01/25)	947	930,676
4.85%, 11/01/28 (Call 08/01/28)	1,075	1,041,011
5.30%, 10/01/26	585	580,971
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(b)	55	51,834
4.00%, 04/17/25 (Call 02/17/25)(b)	763	750,872
4.20%, 04/17/28 (Call 01/17/28)	1,170	1,119,358
4.70%, 01/30/27 (Call 12/20/26)	410	402,367
5.24%, 11/18/25 (Call 05/16/24)	550	546,618
5.50%, 10/17/28 (Call 09/17/28)	450	450,853
Hormel Foods Corp.
0.65%, 06/03/24 (Call 05/16/24)	715	711,908
1.70%, 06/03/28 (Call 04/03/28)	675	589,150
4.80%, 03/30/27 (Call 02/28/27)	350	345,994
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	155	146,537
J.M. Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	50	46,737
3.50%, 03/15/25	635	623,817
5.90%, 11/15/28 (Call 10/15/28)(b)	705	718,978
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	916	838,277
3.00%, 02/02/29 (Call 12/02/28)	200	174,387
5.13%, 02/01/28 (Call 01/01/28)	800	776,456
Security	Par (000)	Value
Food (continued)
Kellanova
3.25%, 04/01/26	$725	$695,518
3.40%, 11/15/27 (Call 08/15/27)	195	182,052
4.30%, 05/15/28 (Call 02/15/28)	550	528,671
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	1,590	1,514,276
3.88%, 05/15/27 (Call 02/15/27)	1,225	1,174,226
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	710	665,664
3.50%, 02/01/26 (Call 11/01/25)	535	516,973
3.70%, 08/01/27 (Call 05/01/27)	150	142,484
4.50%, 01/15/29 (Call 10/15/28)	440	425,679
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	516	475,952
3.15%, 08/15/24 (Call 06/15/24)	490	486,382
3.40%, 08/15/27 (Call 05/15/27)	330	309,435
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	744	713,745
2.63%, 03/17/27 (Call 02/17/27)	718	666,312
4.75%, 02/20/29 (Call 01/20/29)	415	403,425
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	785	734,221
3.30%, 07/15/26 (Call 04/15/26)	875	834,155
3.75%, 10/01/25 (Call 07/01/25)	693	674,132
5.75%, 01/17/29 (Call 12/17/28)	420	424,031
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,250	1,179,429
3.95%, 08/15/24 (Call 05/31/24)	905	900,000
4.00%, 03/01/26 (Call 01/01/26)	720	699,306
4.35%, 03/01/29 (Call 12/01/28)	600	568,358
5.40%, 03/15/29 (Call 02/15/29)	415	410,597
Walmart Inc., 3.90%, 09/09/25	1,245	1,224,101
		31,421,761
Gas — 0.2%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	190	177,080
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	768	761,826
National Fuel Gas Co., 5.50%, 01/15/26 (Call 12/15/25)	508	504,821
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	825	776,198
3.49%, 05/15/27 (Call 02/15/27)	750	705,834
5.25%, 03/30/28 (Call 02/29/28)(b)	910	900,147
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	805	751,173
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	440	414,947
		4,992,026
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 02/15/26(a)	965	965,973
6.05%, 04/15/28 (Call 03/15/28)(a)	990	988,343
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 05/13/24)(b)	615	597,946
3.40%, 03/01/26 (Call 01/01/26)	555	533,701
4.25%, 11/15/28 (Call 08/15/28)	320	304,008
		3,389,971
Health Care - Products — 1.2%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	215	187,057
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
2.95%, 03/15/25 (Call 12/15/24)(b)	$622	$609,928
3.75%, 11/30/26 (Call 08/30/26)	1,460	1,411,387
Baxter International Inc.
1.32%, 11/29/24	1,205	1,174,018
1.92%, 02/01/27 (Call 01/01/27)	1,215	1,101,295
2.27%, 12/01/28 (Call 10/01/28)	1,060	917,911
2.60%, 08/15/26 (Call 05/15/26)	575	537,913
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	563	541,232
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	560	545,640
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	736	722,678
GE HealthCare Technologies Inc.
5.55%, 11/15/24	885	883,765
5.60%, 11/15/25 (Call 10/15/25)	825	823,491
5.65%, 11/15/27 (Call 10/15/27)	1,505	1,511,251
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	870	839,912
Revvity Inc.
0.85%, 09/15/24 (Call 05/13/24)	950	932,769
1.90%, 09/15/28 (Call 07/15/28)(b)	300	257,095
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(a)	1,165	1,142,160
5.45%, 02/25/27 (Call 01/25/27)(a)	445	441,346
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	605	575,212
3.38%, 05/15/24	461	460,640
3.38%, 11/01/25 (Call 08/01/25)	635	614,835
3.50%, 03/15/26 (Call 12/15/25)	980	944,813
3.65%, 03/07/28 (Call 12/07/27)	510	480,357
4.85%, 12/08/28 (Call 11/08/28)	360	352,761
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 05/13/24)	1,600	1,570,231
1.75%, 10/15/28 (Call 08/15/28)(b)	80	69,290
4.80%, 11/21/27 (Call 10/21/27)	630	622,537
4.95%, 08/10/26 (Call 07/10/26)(b)	675	670,125
5.00%, 12/05/26 (Call 11/05/26)	475	473,027
5.00%, 01/31/29 (Call 12/31/28)	860	851,474
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 05/13/24)	828	808,417
3.05%, 01/15/26 (Call 12/15/25)(b)	534	511,553
3.55%, 04/01/25 (Call 01/01/25)	765	749,565
5.35%, 12/01/28 (Call 11/01/28)	445	442,767
		24,778,452
Health Care - Services — 2.0%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	647	639,384
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,775	1,549,827
4.25%, 12/15/27 (Call 05/16/24)(b)	1,965	1,852,681
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	752	741,919
6.07%, 11/01/27 (Call 08/01/27)	200	204,000
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	725	672,701
2.38%, 01/15/25 (Call 12/15/24)	1,006	982,707
3.35%, 12/01/24 (Call 10/01/24)	455	449,099
3.50%, 08/15/24 (Call 05/31/24)	808	803,351
3.65%, 12/01/27 (Call 09/01/27)	1,330	1,254,169
4.10%, 03/01/28 (Call 12/01/27)	1,140	1,091,011
4.90%, 02/08/26 (Call 05/13/24)	415	410,188
Security	Par (000)	Value
Health Care - Services (continued)
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	$844	$788,083
3.38%, 03/15/29 (Call 01/15/29)	300	270,177
4.50%, 02/15/27 (Call 08/15/26)	955	925,147
5.20%, 06/01/28 (Call 05/01/28)	835	819,784
5.25%, 04/15/25	1,185	1,178,956
5.25%, 06/15/26 (Call 12/15/25)	1,162	1,149,661
5.38%, 02/01/25	1,385	1,377,618
5.38%, 09/01/26 (Call 03/01/26)	875	868,376
5.63%, 09/01/28 (Call 03/01/28)	1,295	1,289,496
5.88%, 02/15/26 (Call 08/15/25)	1,220	1,220,327
5.88%, 02/01/29 (Call 08/01/28)	815	818,488
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,132	1,010,894
3.70%, 03/23/29 (Call 02/23/29)	400	368,493
3.85%, 10/01/24 (Call 07/01/24)	557	552,320
3.95%, 03/15/27 (Call 12/15/26)(b)	295	282,683
4.50%, 04/01/25 (Call 03/01/25)	502	496,064
5.70%, 03/13/26 (Call 05/13/24)	50	49,964
5.75%, 03/01/28 (Call 02/01/28)	95	95,438
5.75%, 12/01/28 (Call 11/01/28)	255	255,665
ICON Investments Six DAC
5.81%, 05/08/27 (Call 04/08/27)	200	200,098
5.85%, 05/08/29 (Call 04/08/29)	200	200,258
IQVIA Inc.
5.70%, 05/15/28 (Call 04/15/28)	445	443,964
6.25%, 02/01/29 (Call 01/01/29)	1,000	1,015,527
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	325	306,523
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	545	501,190
3.25%, 09/01/24 (Call 07/01/24)	617	612,216
3.60%, 02/01/25 (Call 11/01/24)	888	872,691
3.60%, 09/01/27 (Call 06/01/27)(b)	85	80,297
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	520	499,285
3.50%, 03/30/25 (Call 12/30/24)	602	589,589
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	540	516,735
0.55%, 05/15/24 (Call 05/13/24)	928	926,416
1.15%, 05/15/26 (Call 04/15/26)	845	777,882
1.25%, 01/15/26	426	397,873
2.38%, 08/15/24	694	688,123
2.95%, 10/15/27	820	760,935
3.10%, 03/15/26	889	854,417
3.38%, 04/15/27	530	504,041
3.45%, 01/15/27	660	631,530
3.75%, 07/15/25	1,232	1,208,460
3.85%, 06/15/28	1,084	1,028,951
3.88%, 12/15/28	635	600,338
4.25%, 01/15/29 (Call 12/15/28)	651	624,718
4.60%, 04/15/27 (Call 03/15/27)(b)	430	422,728
5.00%, 10/15/24	245	244,704
5.15%, 10/15/25	785	782,883
5.25%, 02/15/28 (Call 01/15/28)	845	847,349
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	590	535,742
		42,144,134
Holding Companies - Diversified — 0.9%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	905	830,819
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
2.88%, 06/15/27 (Call 05/15/27)	$430	$392,450
2.88%, 06/15/28 (Call 04/15/28)(b)	900	791,061
3.25%, 07/15/25 (Call 06/15/25)	765	737,878
3.88%, 01/15/26 (Call 12/15/25)	1,142	1,099,692
4.20%, 06/10/24 (Call 05/31/24)(b)	689	687,578
4.25%, 03/01/25 (Call 01/01/25)	618	607,992
5.88%, 03/01/29 (Call 02/01/29)	680	666,818
7.00%, 01/15/27	565	574,563
Blackstone Private Credit Fund
2.35%, 11/22/24	340	332,774
2.63%, 12/15/26 (Call 11/15/26)	705	640,108
2.70%, 01/15/25 (Call 11/15/24)	435	424,670
3.25%, 03/15/27 (Call 02/15/27)	725	664,910
4.00%, 01/15/29 (Call 11/15/28)(b)	400	363,039
4.70%, 03/24/25	785	774,842
7.05%, 09/29/25	724	731,047
7.30%, 11/27/28 (Call 10/27/28)(a)	275	282,559
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	450	403,036
2.75%, 09/16/26 (Call 08/19/26)	710	651,966
2.85%, 09/30/28 (Call 07/30/28)	385	334,385
3.63%, 01/15/26 (Call 12/15/25)	860	818,146
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(b)	310	281,740
2.88%, 06/11/28 (Call 04/11/28)	545	477,079
3.40%, 07/15/26 (Call 06/15/26)	942	883,077
3.75%, 07/22/25 (Call 06/22/25)	604	586,157
4.25%, 01/15/26 (Call 12/15/25)	502	485,113
5.95%, 03/15/29 (Call 02/15/29)(b)	420	412,387
FS KKR Capital Corp.
1.65%, 10/12/24	330	323,267
3.13%, 10/12/28 (Call 08/12/28)	460	395,065
3.25%, 07/15/27 (Call 06/15/27)	305	274,339
3.40%, 01/15/26 (Call 12/15/25)	1,009	957,844
Golub Capital BDC Inc., 2.50%, 08/24/26 (Call 07/24/26)	535	489,696
		18,376,097
Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	610	550,839
1.40%, 10/15/27 (Call 08/15/27)	70	61,299
2.50%, 10/15/24 (Call 09/15/24)	499	491,665
2.60%, 10/15/25 (Call 09/15/25)	483	461,809
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	519	512,764
4.75%, 11/29/27 (Call 05/29/27)(b)	730	716,540
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	520	511,555
5.50%, 03/01/26 (Call 12/01/25)	485	482,754
		3,789,225
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	325	296,583
4.40%, 03/15/29 (Call 12/15/28)	300	273,960
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(b)	550	529,419
		1,099,962
Household Products & Wares — 0.0%
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	20	19,475
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	485	461,227
Security	Par (000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	$130	$113,581
3.20%, 04/25/29 (Call 01/25/29)	300	274,302
		868,585
Insurance — 1.3%
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	542	501,403
3.28%, 12/15/26 (Call 09/15/26)	635	601,822
Aon Corp., 8.21%, 01/01/27	10	10,587
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	840	779,612
Aon Global Ltd.
3.50%, 06/14/24 (Call 05/31/24)	614	612,445
3.88%, 12/15/25 (Call 09/15/25)	650	632,702
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	550	546,069
5.15%, 03/01/29 (Call 02/01/29)	750	739,997
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	610	586,086
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,025	974,825
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)	940	872,552
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	1,926	1,856,015
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	485	455,379
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	491	488,385
Chubb INA Holdings LLC
3.15%, 03/15/25	685	670,720
3.35%, 05/15/24	881	880,258
3.35%, 05/03/26 (Call 02/03/26)(b)	1,090	1,047,591
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	230	214,963
3.95%, 05/15/24	343	342,798
4.50%, 03/01/26 (Call 12/01/25)	540	528,725
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	459	455,355
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	635	622,244
3.65%, 04/05/27 (Call 03/05/27)	1,219	1,154,369
3.85%, 04/05/29 (Call 02/05/29)	720	660,879
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	1,205	1,149,048
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	280	287,608
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	175	169,572
Lincoln National Corp., 3.80%, 03/01/28 (Call 12/01/27)	275	259,253
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	595	576,901
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	435	400,011
4.15%, 03/04/26	1,020	997,368
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 05/31/24)	652	650,802
3.50%, 03/10/25 (Call 12/10/24)	441	433,176
3.75%, 03/14/26 (Call 12/14/25)	678	659,283
4.38%, 03/15/29 (Call 12/15/28)	950	919,545
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife Inc.
3.00%, 03/01/25	$401	$392,877
3.60%, 11/13/25 (Call 08/13/25)	384	373,610
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	424	406,873
Progressive Corp. (The)
2.45%, 01/15/27	385	357,632
2.50%, 03/15/27 (Call 02/15/27)	415	384,801
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	725	675,540
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	705	687,593
Willis North America Inc.
3.60%, 05/15/24	256	255,775
4.50%, 09/15/28 (Call 06/15/28)	75	71,644
4.65%, 06/15/27 (Call 05/15/27)	860	835,666
		27,180,359
Internet — 1.7%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	599	563,638
0.80%, 08/15/27 (Call 06/15/27)(b)	605	531,740
2.00%, 08/15/26 (Call 05/15/26)	1,670	1,560,921
Amazon.com Inc.
0.45%, 05/12/24	1,558	1,555,592
0.80%, 06/03/25 (Call 05/03/25)	711	678,223
1.00%, 05/12/26 (Call 04/12/26)	2,245	2,065,457
1.20%, 06/03/27 (Call 04/03/27)	1,285	1,143,912
1.65%, 05/12/28 (Call 03/12/28)	1,715	1,505,982
2.80%, 08/22/24 (Call 06/22/24)	1,590	1,578,383
3.00%, 04/13/25	770	752,269
3.15%, 08/22/27 (Call 05/22/27)	3,016	2,837,911
3.30%, 04/13/27 (Call 03/13/27)	1,960	1,863,984
3.45%, 04/13/29 (Call 02/13/29)	400	373,560
3.80%, 12/05/24 (Call 09/05/24)	403	399,227
4.55%, 12/01/27 (Call 11/01/27)	1,715	1,687,878
4.60%, 12/01/25	1,245	1,234,752
4.70%, 11/29/24	1,005	1,001,749
5.20%, 12/03/25 (Call 09/03/25)	402	401,862
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	395	371,267
3.60%, 06/01/26 (Call 03/01/26)	892	860,418
3.65%, 03/15/25 (Call 12/15/24)(b)	482	473,872
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	700	644,460
1.90%, 03/11/25 (Call 02/11/25)	318	308,072
3.45%, 08/01/24 (Call 05/31/24)(b)	693	688,767
3.60%, 06/05/27 (Call 03/05/27)	610	578,229
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	830	778,303
4.63%, 08/01/27 (Call 05/01/27)	570	552,854
5.00%, 02/15/26 (Call 11/15/25)	647	639,338
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	2,540	2,413,950
4.60%, 05/15/28 (Call 04/15/28)	1,185	1,163,477
Netflix Inc.
4.38%, 11/15/26	955	931,940
4.88%, 04/15/28	1,400	1,373,750
5.88%, 02/15/25(b)	745	744,347
5.88%, 11/15/28	1,555	1,585,819
Security	Par (000)	Value
Internet (continued)
VeriSign Inc.
4.75%, 07/15/27 (Call 05/31/24)	$500	$482,309
5.25%, 04/01/25 (Call 01/01/25)(b)	40	39,834
		36,368,046
Iron & Steel — 0.1%
ArcelorMittal SA, 6.55%, 11/29/27 (Call 10/29/27)	1,155	1,182,740
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	520	500,948
3.95%, 05/23/25	530	521,209
4.30%, 05/23/27 (Call 04/23/27)	665	645,899
		2,850,796
Lodging — 0.4%
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 05/16/24)	635	624,353
5.75%, 01/30/27 (Call 12/30/26)	430	431,647
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	200	192,412
3.50%, 08/18/26 (Call 06/18/26)	500	471,059
Marriott International Inc./MD
4.88%, 05/15/29 (Call 04/15/29)	160	155,293
4.90%, 04/15/29 (Call 03/15/29)	500	486,282
5.00%, 10/15/27 (Call 09/15/27)	860	847,985
5.55%, 10/15/28 (Call 09/15/28)	555	556,874
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	573	573,835
Series R, 3.13%, 06/15/26 (Call 03/15/26)	665	633,109
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)	430	387,022
2.85%, 03/08/29 (Call 01/08/29)	400	343,924
4.05%, 01/08/26 (Call 12/08/25)	685	659,271
5.13%, 08/08/25 (Call 06/08/25)	1,150	1,135,904
5.40%, 08/08/28 (Call 05/08/28)	1,380	1,334,796
		8,833,766
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	254	253,463
0.60%, 09/13/24(b)	705	692,579
0.80%, 11/13/25	846	791,347
0.90%, 03/02/26	685	632,533
1.10%, 09/14/27	400	350,615
1.15%, 09/14/26	458	416,421
1.45%, 05/15/25(b)	554	531,747
1.70%, 01/08/27	495	452,476
2.15%, 11/08/24	910	893,430
2.85%, 05/17/24	445	444,429
3.25%, 12/01/24	631	622,840
3.40%, 05/13/25(b)	860	843,041
3.60%, 08/12/27	730	696,561
3.65%, 08/12/25	670	655,484
4.35%, 05/15/26	1,115	1,096,461
4.50%, 01/08/27(b)	280	275,227
4.80%, 01/06/26(b)	735	729,825
4.85%, 02/27/29	400	394,318
4.90%, 01/17/25(b)	700	697,719
5.05%, 02/27/26	475	472,789
5.15%, 08/11/25	670	668,242
5.40%, 03/10/25	590	589,851
Caterpillar Inc., 3.40%, 05/15/24	263	262,764
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	570	520,860
1.88%, 01/15/26 (Call 12/15/25)	465	436,141
30
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.95%, 05/23/25	$505	$494,868
4.55%, 04/10/28 (Call 03/10/28)(b)	545	524,427
5.10%, 04/20/29 (Call 03/20/29)	385	376,144
5.50%, 01/12/29 (Call 12/12/28)	390	388,272
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	100	94,686
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	900	877,520
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)	470	468,921
John Deere Capital Corp.
0.45%, 06/07/24	535	532,240
0.63%, 09/10/24(b)	540	530,549
0.70%, 01/15/26(b)	930	861,195
1.05%, 06/17/26(b)	635	581,280
1.25%, 01/10/25	945	918,255
1.50%, 03/06/28	45	39,279
1.70%, 01/11/27	555	507,241
1.75%, 03/09/27	320	290,923
2.05%, 01/09/25	284	277,519
2.35%, 03/08/27	645	596,134
2.65%, 06/24/24	542	539,630
2.65%, 06/10/26	415	393,519
2.80%, 09/08/27	45	41,715
3.35%, 06/12/24	470	468,845
3.35%, 04/18/29	400	368,717
3.40%, 06/06/25	540	528,479
3.45%, 03/13/25(b)	216	212,488
3.45%, 03/07/29	400	371,179
4.05%, 09/08/25	545	535,773
4.15%, 09/15/27	820	794,393
4.50%, 01/08/27(b)	430	423,242
4.50%, 01/16/29	645	626,464
4.55%, 10/11/24(b)	570	568,586
4.75%, 06/08/26	645	637,888
4.75%, 01/20/28(b)	590	582,289
4.80%, 01/09/26(b)	710	704,942
4.85%, 03/05/27	345	342,073
4.90%, 03/03/28	715	708,816
4.95%, 06/06/25(b)	345	343,685
4.95%, 07/14/28	1,475	1,460,896
5.05%, 03/03/26(b)	595	592,425
5.15%, 03/03/25	35	34,911
5.15%, 09/08/26	215	214,548
nVent Finance SARL, 4.55%, 04/15/28 (Call 01/15/28)	475	457,615
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	895	865,593
2.29%, 04/05/27 (Call 02/05/27)	370	341,081
5.25%, 08/16/28 (Call 07/16/28)	660	657,546
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	606	588,199
3.45%, 11/15/26 (Call 08/15/26)	720	681,935
4.70%, 09/15/28 (Call 06/15/28)	1,140	1,096,651
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)(b)	205	181,445
3.25%, 11/01/26 (Call 08/01/26)	575	544,336
		39,690,520
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(b)	714	693,295
2.25%, 09/19/26 (Call 06/19/26)(b)	690	640,491
2.65%, 04/15/25 (Call 03/15/25)(b)	508	493,449
2.88%, 10/15/27 (Call 07/15/27)	480	440,912
Security	Par (000)	Value
Manufacturing (continued)
3.00%, 08/07/25(b)	$540	$522,708
3.38%, 03/01/29 (Call 12/01/28)	525	477,911
3.63%, 09/14/28 (Call 06/14/28)(b)	510	474,969
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	135	127,207
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	205	191,576
4.35%, 05/18/28 (Call 04/18/28)	495	480,315
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	832	785,016
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	513	511,301
3.25%, 03/01/27 (Call 12/01/26)	460	435,057
3.30%, 11/21/24 (Call 08/21/24)(b)	629	621,127
3.65%, 06/15/24	1,194	1,191,226
4.25%, 09/15/27 (Call 08/15/27)	785	759,296
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	545	482,436
		9,328,292
Media — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	540	450,407
3.75%, 02/15/28 (Call 11/15/27)	990	905,379
4.20%, 03/15/28 (Call 12/15/27)	1,157	1,075,520
4.91%, 07/23/25 (Call 04/23/25)(b)	3,576	3,527,022
5.05%, 03/30/29 (Call 12/30/28)	900	849,439
6.15%, 11/10/26 (Call 10/10/26)	960	962,255
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	1,319	1,221,905
3.15%, 03/01/26 (Call 12/01/25)(b)	2,005	1,931,477
3.15%, 02/15/28 (Call 11/15/27)	1,695	1,570,490
3.30%, 02/01/27 (Call 11/01/26)	1,438	1,367,946
3.30%, 04/01/27 (Call 02/01/27)	625	592,306
3.38%, 08/15/25 (Call 05/15/25)	762	742,397
3.55%, 05/01/28 (Call 02/01/28)	192	179,785
3.95%, 10/15/25 (Call 08/15/25)	1,125	1,100,820
4.15%, 10/15/28 (Call 07/15/28)	4,505	4,311,662
4.55%, 01/15/29 (Call 12/15/28)	90	87,338
5.25%, 11/07/25	570	568,834
5.35%, 11/15/27 (Call 10/15/27)	970	974,211
Discovery Communications LLC
3.95%, 03/20/28 (Call 12/20/27)	1,372	1,275,019
4.90%, 03/11/26 (Call 12/11/25)	580	570,651
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	490	454,742
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	529	515,979
4.71%, 01/25/29 (Call 10/25/28)(b)	1,050	1,015,835
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	471	429,848
3.38%, 02/15/28 (Call 11/15/27)	120	106,810
3.70%, 06/01/28 (Call 03/01/28)	320	286,081
Thomson Reuters Corp., 3.35%, 05/15/26 (Call 02/15/26)	505	482,843
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	916	849,972
2.95%, 06/15/27	310	291,221
3.00%, 02/13/26	909	872,046
3.15%, 09/17/25	725	702,605
Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	$419	$415,214
1.75%, 01/13/26	1,323	1,244,275
2.20%, 01/13/28(b)	245	221,595
3.35%, 03/24/25	684	672,047
3.70%, 09/15/24 (Call 06/15/24)(b)	586	581,727
3.70%, 10/15/25 (Call 07/15/25)	646	629,924
3.70%, 03/23/27	715	688,228
		34,725,855
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	893	871,075
Mining — 0.4%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	895	878,330
4.88%, 02/27/26	950	940,261
5.10%, 09/08/28 (Call 08/08/28)	610	604,911
5.25%, 09/08/26	800	797,816
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 05/31/24)	615	578,989
4.38%, 08/01/28 (Call 05/31/24)	520	493,418
4.55%, 11/14/24 (Call 08/14/24)	815	808,839
5.00%, 09/01/27 (Call 05/31/24)	465	456,553
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	185	178,290
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%, 03/15/26(a)	630	625,730
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	1,055	1,126,075
		7,489,212
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	850	786,845
3.25%, 02/15/29 (Call 05/31/24)	455	405,534
3.28%, 12/01/28 (Call 10/01/28)	430	384,693
4.13%, 05/01/25 (Call 05/31/24)	585	574,696
4.25%, 04/01/28 (Call 05/31/24)(b)	575	541,949
5.50%, 12/01/24 (Call 06/01/24)	545	542,946
		3,236,663
Oil & Gas — 2.3%
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	778	734,605
3.12%, 05/04/26 (Call 02/04/26)(b)	857	820,518
3.41%, 02/11/26 (Call 12/11/25)	905	874,075
3.54%, 04/06/27 (Call 02/06/27)	515	491,185
3.59%, 04/14/27 (Call 01/14/27)	600	572,587
3.80%, 09/21/25 (Call 07/21/25)	830	812,335
3.94%, 09/21/28 (Call 06/21/28)	1,280	1,217,664
4.23%, 11/06/28 (Call 08/06/28)	1,545	1,483,909
4.70%, 04/10/29 (Call 03/10/29)	925	904,956
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	912	855,746
3.72%, 11/28/28 (Call 08/28/28)	190	178,444
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	617	589,912
3.85%, 06/01/27 (Call 03/01/27)	985	936,664
3.90%, 02/01/25 (Call 11/01/24)(b)	623	613,884
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,304	1,254,159
2.00%, 05/11/27 (Call 03/11/27)	1,315	1,200,677
Security	Par (000)	Value
Oil & Gas (continued)
2.95%, 05/16/26 (Call 02/16/26)	$1,930	$1,846,599
3.33%, 11/17/25 (Call 08/17/25)	714	693,452
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(b)	498	469,759
1.02%, 08/12/27 (Call 06/12/27)	95	83,278
3.85%, 01/15/28 (Call 10/15/27)	120	115,565
3.90%, 11/15/24 (Call 08/15/24)	567	562,351
ConocoPhillips Co., 6.95%, 04/15/29	800	858,259
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 05/31/24)(b)	915	912,688
4.38%, 01/15/28 (Call 10/15/27)	830	791,200
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	675	639,519
5.20%, 04/18/27 (Call 03/18/27)	1,110	1,102,293
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	490	479,690
4.15%, 01/15/26 (Call 10/15/25)	650	637,328
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	1,065	1,003,753
5.70%, 04/01/28 (Call 03/01/28)	300	298,471
6.13%, 02/01/25 (Call 01/01/25)	625	625,024
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	290	273,250
2.88%, 04/06/25 (Call 03/06/25)(b)	704	687,465
3.00%, 04/06/27 (Call 02/06/27)(b)	250	235,284
3.25%, 11/10/24(b)	220	217,745
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	648	641,737
2.28%, 08/16/26 (Call 06/16/26)	930	873,098
2.71%, 03/06/25 (Call 12/06/24)(b)	1,100	1,075,559
2.99%, 03/19/25 (Call 02/19/25)	1,018	997,236
3.04%, 03/01/26 (Call 12/01/25)	2,115	2,037,841
3.29%, 03/19/27 (Call 01/19/27)	775	741,704
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	787	761,466
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	805	775,228
5.30%, 04/01/29 (Call 03/01/29)	375	367,743
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(b)	731	725,649
4.70%, 05/01/25 (Call 04/01/25)(b)	1,146	1,134,287
5.13%, 12/15/26 (Call 09/15/26)	585	579,372
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	262	259,582
5.55%, 03/15/26 (Call 12/15/25)	160	159,272
5.88%, 09/01/25 (Call 06/01/25)	135	134,987
6.38%, 09/01/28 (Call 03/01/28)(b)	490	501,526
8.50%, 07/15/27 (Call 01/15/27)(b)	465	497,608
Ovintiv Inc.
5.65%, 05/15/25	570	568,509
5.65%, 05/15/28 (Call 04/15/28)(b)	625	624,300
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	510	473,777
3.85%, 04/09/25 (Call 03/09/25)	586	575,606
3.90%, 03/15/28 (Call 12/15/27)	715	676,782
Phillips 66 Co., 4.95%, 12/01/27 (Call 11/01/27)	500	492,592
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	775	719,677
5.10%, 03/29/26	415	412,075
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(b)	358	352,448
2.50%, 09/12/26	870	817,176
32
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
2.88%, 05/10/26	$1,460	$1,393,782
3.25%, 05/11/25	1,360	1,329,800
3.88%, 11/13/28 (Call 08/13/28)	315	299,566
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)(b)	609	596,216
3.46%, 02/19/29 (Call 11/19/28)(b)	1,000	928,481
TotalEnergies Capital SA, 3.88%, 10/11/28	390	370,275
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(b)	150	135,025
4.35%, 06/01/28 (Call 03/01/28)	550	528,302
		49,632,577
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	535	491,380
3.34%, 12/15/27 (Call 09/15/27)	1,015	946,426
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	590	558,365
Schlumberger Investment SA, 4.50%, 05/15/28 (Call 04/15/28)(b)	445	434,752
		2,430,923
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	610	584,837
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	671	657,262
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	905	842,897
5.50%, 04/15/28 (Call 03/15/28)(b)	460	454,731
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	25	23,357
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	15	14,833
3.38%, 09/15/27 (Call 06/15/27)	15	14,061
3.75%, 03/15/25 (Call 01/15/25)(b)	727	714,790
3.90%, 06/01/28 (Call 03/01/28)	190	178,396
4.00%, 03/15/28 (Call 12/15/27)	635	600,528
4.65%, 03/15/26 (Call 01/15/26)	795	780,034
4.90%, 03/15/29 (Call 12/15/28)	500	487,447
		5,353,173
Pharmaceuticals — 5.2%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	2,405	2,366,637
2.95%, 11/21/26 (Call 09/21/26)	3,255	3,071,302
3.20%, 05/14/26 (Call 02/14/26)	1,765	1,691,787
3.60%, 05/14/25 (Call 02/14/25)	1,980	1,942,359
3.80%, 03/15/25 (Call 12/15/24)	1,760	1,733,016
3.85%, 06/15/24 (Call 05/16/24)	663	661,483
4.25%, 11/14/28 (Call 08/14/28)	1,435	1,382,864
4.80%, 03/15/27 (Call 02/15/27)	1,745	1,723,350
4.80%, 03/15/29 (Call 02/15/29)(b)	1,725	1,692,245
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 05/13/24)	1,215	1,210,682
1.20%, 05/28/26 (Call 04/28/26)	642	591,124
1.75%, 05/28/28 (Call 03/28/28)	1,110	971,094
4.80%, 02/26/27 (Call 01/26/27)	800	790,443
4.85%, 02/26/29 (Call 01/26/29)	815	801,874
4.88%, 03/03/28 (Call 02/03/28)	990	978,553
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	545	499,640
Security	Par (000)	Value
Pharmaceuticals (continued)
3.13%, 06/12/27 (Call 03/12/27)	$340	$320,588
3.38%, 11/16/25	1,622	1,574,133
4.00%, 01/17/29 (Call 10/17/28)	640	608,313
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 05/31/24)	750	748,229
3.70%, 06/06/27 (Call 03/06/27)	1,475	1,400,637
3.73%, 12/15/24 (Call 09/15/24)	850	838,454
4.69%, 02/13/28 (Call 01/13/28)	680	661,138
4.87%, 02/08/29 (Call 01/08/29)	300	293,147
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	910	848,591
1.13%, 11/13/27 (Call 09/13/27)	380	330,404
2.90%, 07/26/24 (Call 06/26/24)	2,013	2,002,135
3.20%, 06/15/26 (Call 04/15/26)	439	420,556
3.25%, 02/27/27	450	428,640
3.45%, 11/15/27 (Call 08/15/27)	590	556,875
3.88%, 08/15/25 (Call 05/15/25)	75	73,446
3.90%, 02/20/28 (Call 11/20/27)	1,370	1,308,245
4.90%, 02/22/27 (Call 01/22/27)	400	396,451
4.90%, 02/22/29 (Call 01/22/29)(b)	1,080	1,062,892
4.95%, 02/20/26	1,090	1,082,325
Cardinal Health Inc.
3.08%, 06/15/24 (Call 05/31/24)	250	249,222
3.41%, 06/15/27 (Call 03/15/27)	825	775,560
3.75%, 09/15/25 (Call 06/15/25)(b)	520	506,677
5.13%, 02/15/29 (Call 01/15/29)	475	467,441
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	545	534,277
3.40%, 05/15/24	429	428,673
3.45%, 12/15/27 (Call 09/15/27)	230	215,539
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	307	283,368
3.05%, 10/15/27 (Call 07/15/27)	215	198,722
3.25%, 04/15/25 (Call 01/15/25)	723	707,042
3.40%, 03/01/27 (Call 12/01/26)(b)	1,120	1,061,136
4.38%, 10/15/28 (Call 07/15/28)	3,570	3,411,510
4.50%, 02/25/26 (Call 11/27/25)	611	600,207
5.69%, 03/15/26 (Call 05/13/24)	475	474,446
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	1,935	1,691,977
2.63%, 08/15/24 (Call 07/15/24)	861	853,834
2.88%, 06/01/26 (Call 03/01/26)	1,389	1,314,953
3.00%, 08/15/26 (Call 06/15/26)	695	657,600
3.38%, 08/12/24 (Call 05/31/24)	683	678,947
3.63%, 04/01/27 (Call 02/01/27)	670	637,727
3.88%, 07/20/25 (Call 04/20/25)	2,272	2,222,868
4.10%, 03/25/25 (Call 01/25/25)	892	880,162
4.30%, 03/25/28 (Call 12/25/27)	4,750	4,554,123
5.00%, 02/20/26 (Call 01/20/26)	1,251	1,238,645
5.00%, 01/30/29 (Call 12/30/28)	515	505,832
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	597	580,345
3.38%, 03/15/29 (Call 12/15/28)	600	557,622
4.50%, 02/09/27 (Call 01/09/27)	820	807,954
4.50%, 02/09/29 (Call 01/09/29)(b)	815	795,920
5.00%, 02/27/26 (Call 05/13/24)	710	708,055
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	933	916,114
3.88%, 05/15/28(b)	1,425	1,363,428
GlaxoSmithKline Capital PLC, 3.00%, 06/01/24 (Call 05/16/24)(b)	699	697,497
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(b)	$877	$825,281
0.95%, 09/01/27 (Call 07/01/27)	955	838,813
2.45%, 03/01/26 (Call 12/01/25)	1,700	1,621,503
2.63%, 01/15/25 (Call 11/15/24)	231	226,764
2.90%, 01/15/28 (Call 10/15/27)	1,435	1,339,139
2.95%, 03/03/27 (Call 12/03/26)	905	857,553
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	490	455,666
1.30%, 08/15/26 (Call 07/15/26)	565	514,869
5.25%, 02/15/26 (Call 05/31/24)	15	14,948
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	729	711,942
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	914	844,975
1.70%, 06/10/27 (Call 05/10/27)	1,375	1,239,559
1.90%, 12/10/28 (Call 10/10/28)(b)	860	749,396
2.75%, 02/10/25 (Call 11/10/24)	1,070	1,048,010
3.40%, 03/07/29 (Call 12/07/28)	1,230	1,139,922
4.05%, 05/17/28 (Call 04/17/28)	450	434,462
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	629	597,684
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)(b)	666	647,310
2.00%, 02/14/27 (Call 12/14/26)	585	539,491
3.00%, 11/20/25 (Call 08/20/25)	1,523	1,475,218
3.10%, 05/17/27 (Call 02/17/27)	945	893,350
3.40%, 05/06/24	1,462	1,461,747
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	624	594,605
2.75%, 06/03/26(b)	958	912,853
3.00%, 12/15/26	1,405	1,331,806
3.40%, 05/15/24	802	801,266
3.45%, 03/15/29 (Call 12/15/28)	1,200	1,114,667
3.60%, 09/15/28 (Call 06/15/28)(b)	1,055	996,650
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	1,820	1,788,759
4.45%, 05/19/28 (Call 04/19/28)	3,660	3,546,429
4.65%, 05/19/25	2,400	2,381,674
Pharmacia LLC, 6.60%, 12/01/28	310	326,324
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	865	822,205
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	2,470	2,345,501
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	1,495	1,466,742
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	1,890	1,811,898
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	693	660,626
2.30%, 06/22/27 (Call 04/22/27)	725	652,635
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	350	324,612
3.90%, 08/20/28 (Call 05/20/28)(b)	169	159,560
4.50%, 11/13/25 (Call 08/13/25)	885	871,262
5.40%, 11/14/25 (Call 10/14/25)	310	309,560
		110,338,311
Pipelines — 3.0%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	270	260,757
4.95%, 12/15/24 (Call 09/15/24)	378	375,691
5.95%, 06/01/26 (Call 03/01/26)	550	551,543
Security	Par (000)	Value
Pipelines (continued)
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	$1,185	$1,168,469
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 05/13/24)	1,800	1,720,978
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	924	908,861
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	566	563,354
5.63%, 07/15/27 (Call 04/15/27)	405	402,925
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)(b)	349	343,236
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	494	494,153
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	433	393,878
2.50%, 01/15/25 (Call 12/15/24)	432	422,595
2.50%, 02/14/25	450	439,110
3.50%, 06/10/24 (Call 05/31/24)	450	448,928
3.70%, 07/15/27 (Call 04/15/27)(b)	120	113,816
4.25%, 12/01/26 (Call 09/01/26)	635	615,189
5.25%, 04/05/27 (Call 03/05/27)	275	272,799
5.30%, 04/05/29 (Call 03/05/29)	585	578,472
5.90%, 11/15/26 (Call 10/15/26)	620	624,013
6.00%, 11/15/28 (Call 10/15/28)	520	528,935
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	878	852,815
3.90%, 05/15/24	555	554,617
3.90%, 07/15/26 (Call 04/15/26)	560	539,664
4.00%, 10/01/27 (Call 07/01/27)	205	194,764
4.05%, 03/15/25 (Call 12/15/24)	986	970,847
4.20%, 04/15/27 (Call 01/15/27)	585	561,930
4.40%, 03/15/27 (Call 12/15/26)	650	629,575
4.75%, 01/15/26 (Call 10/15/25)	863	849,519
4.95%, 05/15/28 (Call 02/15/28)	770	751,174
4.95%, 06/15/28 (Call 03/15/28)	935	910,550
5.25%, 04/15/29 (Call 01/15/29)	1,030	1,014,218
5.50%, 06/01/27 (Call 03/01/27)	845	840,630
5.55%, 02/15/28 (Call 01/15/28)	900	898,247
6.05%, 12/01/26 (Call 11/01/26)	770	778,741
6.10%, 12/01/28 (Call 11/01/28)	190	193,474
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	780	758,458
3.75%, 02/15/25 (Call 11/15/24)(b)	518	510,277
3.95%, 02/15/27 (Call 11/15/26)	455	439,467
4.15%, 10/16/28 (Call 07/16/28)	840	802,319
4.60%, 01/11/27 (Call 12/11/26)(b)	500	491,516
5.05%, 01/10/26	685	681,208
Kinder Morgan Energy Partners LP
4.25%, 09/01/24 (Call 06/01/24)	673	670,037
4.30%, 05/01/24	606	606,000
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	515	469,461
4.30%, 06/01/25 (Call 03/01/25)	1,320	1,300,851
4.30%, 03/01/28 (Call 12/01/27)	1,185	1,138,580
5.00%, 02/01/29 (Call 01/01/29)	625	609,035
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,275	1,188,852
4.00%, 02/15/25 (Call 11/15/24)	488	481,409
4.00%, 03/15/28 (Call 12/15/27)	1,020	966,040
4.13%, 03/01/27 (Call 12/01/26)	1,100	1,060,365
4.25%, 12/01/27 (Call 09/01/27)	160	152,954
34
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.80%, 02/15/29 (Call 11/15/28)	$600	$580,324
4.88%, 12/01/24 (Call 09/01/24)	952	947,545
4.88%, 06/01/25 (Call 03/01/25)(b)	937	928,134
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	536	531,035
4.00%, 07/13/27 (Call 04/13/27)	200	190,837
4.35%, 03/15/29 (Call 12/15/28)	415	393,558
4.55%, 07/15/28 (Call 04/15/28)	585	562,738
5.00%, 03/01/26 (Call 12/01/25)	592	585,644
5.55%, 11/01/26 (Call 10/01/26)	695	694,021
5.65%, 11/01/28 (Call 10/01/28)	685	686,956
5.85%, 01/15/26 (Call 12/15/25)	555	557,003
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	422	418,772
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	755	746,903
4.50%, 12/15/26 (Call 09/15/26)	680	661,323
4.65%, 10/15/25 (Call 07/15/25)	889	873,739
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,060	1,010,046
5.00%, 03/15/27 (Call 09/15/26)	1,155	1,136,695
5.63%, 03/01/25 (Call 12/01/24)	1,660	1,655,840
5.88%, 06/30/26 (Call 12/31/25)	1,322	1,323,633
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	470	446,158
3.50%, 03/15/25 (Call 12/15/24)	442	433,375
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	600	593,232
6.15%, 03/01/29 (Call 02/01/29)	600	610,464
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (Call 05/31/24)	305	295,039
6.50%, 07/15/27 (Call 05/31/24)	735	739,943
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,205	1,179,283
4.25%, 05/15/28 (Call 02/15/28)	1,160	1,102,980
4.88%, 01/15/26 (Call 10/15/25)	776	766,181
6.20%, 03/09/26 (Call 05/16/24)(b)	710	709,740
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	862	887,314
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	450	433,718
Western Midstream Operating LP
3.10%, 02/01/25 (Call 01/01/25)	700	684,175
6.35%, 01/15/29 (Call 12/15/28)	420	428,889
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	1,110	1,054,923
3.90%, 01/15/25 (Call 10/15/24)	695	686,131
4.00%, 09/15/25 (Call 06/15/25)(b)	612	598,013
4.55%, 06/24/24 (Call 05/31/24)	1,017	1,015,022
4.90%, 03/15/29 (Call 02/15/29)	725	705,175
5.30%, 08/15/28 (Call 07/15/28)	815	807,994
5.40%, 03/02/26	930	925,891
		63,683,682
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25 (Call 10/15/24)	542	535,062
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	530	521,272
5.50%, 04/01/29 (Call 03/01/29)	300	296,300
		1,352,634
Security	Par (000)	Value
Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	$813	$794,387
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	390	369,697
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	400	377,282
1.45%, 09/15/26 (Call 08/15/26)	555	503,992
1.50%, 01/31/28 (Call 11/30/27)	700	602,868
1.60%, 04/15/26 (Call 03/15/26)	785	726,317
2.40%, 03/15/25 (Call 02/15/25)	674	653,087
2.75%, 01/15/27 (Call 11/15/26)	430	399,870
2.95%, 01/15/25 (Call 12/15/24)	667	653,422
3.38%, 05/15/24	19	18,982
3.38%, 10/15/26 (Call 07/15/26)	905	859,462
3.55%, 07/15/27 (Call 04/15/27)	775	728,475
3.60%, 01/15/28 (Call 10/15/27)	585	544,785
3.65%, 03/15/27 (Call 02/15/27)	530	502,937
4.00%, 06/01/25 (Call 03/01/25)	638	626,542
4.40%, 02/15/26 (Call 11/15/25)	383	374,053
5.20%, 02/15/29 (Call 01/15/29)	275	270,438
5.25%, 07/15/28 (Call 06/15/28)	535	527,704
5.50%, 03/15/28 (Call 02/15/28)	735	731,482
5.80%, 11/15/28 (Call 10/15/28)	635	638,296
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	758	741,275
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	944	873,087
3.20%, 01/15/25 (Call 10/15/24)	994	974,347
3.65%, 02/01/26 (Call 11/03/25)	1,003	962,184
4.50%, 12/01/28 (Call 09/01/28)	640	595,912
6.75%, 12/01/27 (Call 11/01/27)	480	490,115
Brixmor Operating Partnership LP
3.85%, 02/01/25 (Call 11/01/24)	255	250,958
4.13%, 06/15/26 (Call 03/15/26)	695	671,081
Camden Property Trust, 5.85%, 11/03/26 (Call 10/03/26)	35	35,263
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	819	741,134
1.35%, 07/15/25 (Call 06/15/25)	380	360,349
2.90%, 03/15/27 (Call 02/15/27)	960	889,561
3.20%, 09/01/24 (Call 07/01/24)	738	731,424
3.65%, 09/01/27 (Call 06/01/27)	760	712,566
3.70%, 06/15/26 (Call 03/15/26)	720	691,210
3.80%, 02/15/28 (Call 11/15/27)	1,035	966,279
4.00%, 03/01/27 (Call 12/01/26)	165	157,706
4.30%, 02/15/29 (Call 11/15/28)	200	188,004
4.45%, 02/15/26 (Call 11/15/25)	820	802,525
4.80%, 09/01/28 (Call 08/01/28)	5	4,816
5.00%, 01/11/28 (Call 12/11/27)	1,060	1,034,471
CubeSmart LP, 2.25%, 12/15/28 (Call 10/15/28)	315	271,881
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	815	769,914
4.45%, 07/15/28 (Call 04/15/28)	480	458,319
5.55%, 01/15/28 (Call 12/15/27)	735	731,781
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	661	618,574
1.25%, 07/15/25 (Call 06/15/25)	453	428,435
1.45%, 05/15/26 (Call 04/15/26)	596	546,744
1.55%, 03/15/28 (Call 01/15/28)	800	686,483
1.80%, 07/15/27 (Call 05/15/27)	315	280,191
2.63%, 11/18/24 (Call 10/18/24)	866	852,174
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 11/18/26 (Call 09/18/26)	$495	$462,384
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	655	615,908
3.50%, 03/01/28 (Call 12/01/27)	55	51,524
Essex Portfolio LP
3.50%, 04/01/25 (Call 01/01/25)	731	716,291
4.00%, 03/01/29 (Call 12/01/28)	250	232,307
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	699	667,509
5.70%, 04/01/28 (Call 03/01/28)	370	369,829
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	776	769,077
5.30%, 01/15/29 (Call 10/15/28)	660	639,753
5.38%, 04/15/26 (Call 01/15/26)	778	767,835
5.75%, 06/01/28 (Call 03/03/28)	380	375,066
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	350	332,050
3.75%, 07/01/27 (Call 04/01/27)	345	322,235
Healthpeak OP LLC
2.13%, 12/01/28 (Call 10/01/28)(b)	400	346,276
3.25%, 07/15/26 (Call 05/15/26)	742	705,497
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	485	473,399
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	495	428,597
Kimco Realty OP LLC
2.80%, 10/01/26 (Call 07/01/26)	415	389,723
3.30%, 02/01/25 (Call 12/01/24)(b)	667	654,916
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	435	412,816
3.95%, 03/15/29 (Call 12/15/28)	300	282,233
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)(b)	445	426,672
4.75%, 01/15/28 (Call 10/15/27)	420	398,465
5.25%, 01/15/26 (Call 10/15/25)	740	729,710
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	280	255,309
4.88%, 06/15/28 (Call 05/15/28)	585	575,757
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	565	521,495
1.50%, 11/09/26 (Call 10/09/26)	740	673,767
1.85%, 05/01/28 (Call 03/01/28)	650	569,084
1.95%, 11/09/28 (Call 09/09/28)	150	129,880
3.09%, 09/15/27 (Call 06/15/27)	95	88,395
5.13%, 01/15/29 (Call 12/15/28)(b)	495	492,558
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	585	549,249
3.40%, 01/15/28 (Call 11/15/27)(b)	455	423,529
3.65%, 01/15/28 (Call 10/15/27)	420	394,740
3.88%, 04/15/25 (Call 02/15/25)(b)	555	546,400
3.95%, 08/15/27 (Call 05/15/27)(b)	470	448,696
4.13%, 10/15/26 (Call 07/15/26)	595	576,906
4.63%, 11/01/25 (Call 09/01/25)	610	601,312
4.88%, 06/01/26 (Call 03/01/26)	495	488,301
5.05%, 01/13/26 (Call 05/13/24)	605	601,697
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	610	582,151
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	530	516,626
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	1,145	1,030,551
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
1.75%, 02/01/28 (Call 11/01/27)	$475	$416,639
2.00%, 09/13/24 (Call 06/13/24)(b)	945	932,565
3.25%, 11/30/26 (Call 08/30/26)	265	251,178
3.30%, 01/15/26 (Call 10/15/25)	810	779,594
3.38%, 10/01/24 (Call 07/01/24)(b)	895	886,335
3.38%, 06/15/27 (Call 03/15/27)	230	216,991
3.38%, 12/01/27 (Call 09/01/27)	270	252,377
3.50%, 09/01/25 (Call 06/01/25)	1,052	1,024,474
Sun Communities Operating LP, 5.50%, 01/15/29 (Call 12/15/28)	380	373,098
Ventas Realty LP
3.50%, 02/01/25 (Call 11/01/24)	798	784,432
4.00%, 03/01/28 (Call 12/01/27)	460	432,127
4.13%, 01/15/26 (Call 10/15/25)	648	628,852
4.40%, 01/15/29 (Call 10/15/28)	570	537,689
VICI Properties LP
4.38%, 05/15/25	410	402,629
4.75%, 02/15/28 (Call 01/15/28)	1,000	960,661
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	285	243,707
2.70%, 02/15/27 (Call 12/15/26)	570	529,409
4.00%, 06/01/25 (Call 03/01/25)	1,266	1,242,337
4.13%, 03/15/29 (Call 12/15/28)	310	290,076
4.25%, 04/01/26 (Call 01/01/26)	795	774,748
4.25%, 04/15/28 (Call 01/15/28)	580	552,290
Weyerhaeuser Co., 4.75%, 05/15/26	780	767,906
		64,339,430
Retail — 2.3%
AutoZone Inc.
3.63%, 04/15/25 (Call 03/15/25)(b)	485	475,656
3.75%, 06/01/27 (Call 03/01/27)	440	419,494
6.25%, 11/01/28 (Call 10/01/28)(b)	350	360,690
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)(b)	325	313,065
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,005	899,034
2.75%, 05/18/24	822	821,017
3.00%, 05/18/27 (Call 02/18/27)(b)	815	769,656
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	495	474,097
4.13%, 05/01/28 (Call 02/01/28)	55	52,456
4.15%, 11/01/25 (Call 08/01/25)	519	507,397
4.25%, 09/20/24(b)	784	779,029
4.63%, 11/01/27 (Call 10/01/27)	440	427,378
5.20%, 07/05/28 (Call 06/05/28)	440	434,388
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)(b)	870	854,391
4.20%, 05/15/28 (Call 02/15/28)	955	909,426
Genuine Parts Co., 1.75%, 02/01/25 (Call 05/13/24)	510	494,390
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(b)	360	308,117
1.50%, 09/15/28 (Call 07/15/28)	885	761,514
2.13%, 09/15/26 (Call 06/15/26)	815	759,224
2.50%, 04/15/27 (Call 02/15/27)(b)	515	477,226
2.70%, 04/15/25 (Call 03/15/25)	405	394,728
2.80%, 09/14/27 (Call 06/14/27)	185	171,702
2.88%, 04/15/27 (Call 03/15/27)	1,235	1,159,608
3.00%, 04/01/26 (Call 01/01/26)	1,082	1,038,709
3.35%, 09/15/25 (Call 06/15/25)	828	806,364
3.90%, 12/06/28 (Call 09/06/28)	532	506,383
4.00%, 09/15/25 (Call 08/15/25)	595	584,234
36
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.90%, 04/15/29 (Call 03/15/29)	$300	$296,693
4.95%, 09/30/26 (Call 08/30/26)	435	432,412
5.13%, 04/30/25(b)	395	394,299
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	725	622,863
1.70%, 09/15/28 (Call 07/15/28)	810	695,384
2.50%, 04/15/26 (Call 01/15/26)	1,011	956,955
3.10%, 05/03/27 (Call 02/03/27)	1,005	943,130
3.35%, 04/01/27 (Call 03/01/27)	740	699,372
3.38%, 09/15/25 (Call 06/15/25)	641	622,943
3.65%, 04/05/29 (Call 01/05/29)	1,050	973,392
4.00%, 04/15/25 (Call 03/15/25)(b)	599	590,045
4.40%, 09/08/25	830	818,149
4.80%, 04/01/26 (Call 03/01/26)	903	892,665
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	440	417,022
3.25%, 06/10/24	506	504,918
3.30%, 07/01/25 (Call 06/01/25)	616	600,754
3.38%, 05/26/25 (Call 02/26/25)	510	498,475
3.50%, 03/01/27 (Call 12/01/26)(b)	730	696,429
3.50%, 07/01/27 (Call 05/01/27)	810	766,781
3.70%, 01/30/26 (Call 10/30/25)	1,693	1,646,559
3.80%, 04/01/28 (Call 01/01/28)(b)	790	749,911
4.80%, 08/14/28 (Call 07/14/28)	445	437,932
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	503	485,422
3.60%, 09/01/27 (Call 06/01/27)	615	581,066
4.35%, 06/01/28 (Call 03/01/28)(b)	370	357,139
5.75%, 11/20/26 (Call 10/20/26)	325	326,931
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(b)	522	478,221
4.60%, 04/15/25 (Call 03/15/25)	630	623,633
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	450	410,643
2.45%, 06/15/26 (Call 03/15/26)	435	409,259
3.50%, 03/01/28 (Call 12/01/27)	450	422,247
3.80%, 08/15/25 (Call 06/15/25)	1,029	1,006,917
4.00%, 11/15/28 (Call 08/15/28)(b)	410	390,062
4.75%, 02/15/26 (Call 01/15/26)	850	839,676
4.85%, 02/08/27 (Call 01/08/27)	675	666,719
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	890	821,239
2.25%, 04/15/25 (Call 03/15/25)	1,027	996,618
2.50%, 04/15/26(b)	903	861,975
3.38%, 04/15/29 (Call 01/15/29)	315	291,306
3.50%, 07/01/24	813	810,480
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	490	419,377
2.25%, 09/15/26 (Call 06/15/26)	915	855,602
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)(b)	385	378,258
2.85%, 07/08/24 (Call 06/08/24)	884	879,695
3.05%, 07/08/26 (Call 05/08/26)	680	651,483
3.55%, 06/26/25 (Call 04/26/25)(b)	875	858,047
3.70%, 06/26/28 (Call 03/26/28)	1,160	1,109,113
3.90%, 04/15/28 (Call 03/15/28)	600	578,343
4.00%, 04/15/26 (Call 03/15/26)(b)	545	533,899
		48,259,826
Security	Par (000)	Value
Semiconductors — 2.0%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	$570	$491,785
3.50%, 12/05/26 (Call 09/05/26)	795	762,207
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	980	932,672
3.90%, 10/01/25 (Call 07/01/25)	630	617,228
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	814	759,865
3.88%, 01/15/27 (Call 10/15/26)	2,379	2,280,734
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	475	417,452
3.15%, 11/15/25 (Call 10/15/25)	918	884,704
3.46%, 09/15/26 (Call 07/15/26)	675	645,102
3.63%, 10/15/24 (Call 09/15/24)	574	569,265
4.00%, 04/15/29 (Call 02/15/29)(a)	400	373,988
4.11%, 09/15/28 (Call 06/15/28)	900	853,827
4.75%, 04/15/29 (Call 01/15/29)	1,020	986,977
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	805	691,728
2.60%, 05/19/26 (Call 02/19/26)	920	870,918
2.88%, 05/11/24	873	872,448
3.15%, 05/11/27 (Call 02/11/27)	885	831,612
3.40%, 03/25/25 (Call 02/25/25)	845	828,860
3.70%, 07/29/25 (Call 04/29/25)	1,889	1,846,409
3.75%, 03/25/27 (Call 01/25/27)	865	828,716
3.75%, 08/05/27 (Call 07/05/27)	715	682,167
4.88%, 02/10/26	1,294	1,281,689
4.88%, 02/10/28 (Call 01/10/28)(b)	1,455	1,433,975
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	10	9,538
4.65%, 11/01/24 (Call 08/01/24)	672	668,609
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	668	649,066
3.80%, 03/15/25 (Call 12/15/24)	538	529,549
4.00%, 03/15/29 (Call 12/15/28)	650	618,079
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	511	473,332
2.45%, 04/15/28 (Call 02/15/28)	620	550,561
5.75%, 02/15/29 (Call 01/15/29)	10	10,045
Microchip Technology Inc.
0.98%, 09/01/24	858	844,376
4.25%, 09/01/25 (Call 05/31/24)	1,050	1,030,263
5.05%, 03/15/29 (Call 02/15/29)	625	613,331
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	770	743,528
4.98%, 02/06/26 (Call 12/06/25)	515	509,427
5.33%, 02/06/29 (Call 11/06/28)	400	396,319
5.38%, 04/15/28 (Call 03/15/28)	495	492,788
NVIDIA Corp.
0.58%, 06/14/24 (Call 05/13/24)	900	894,919
1.55%, 06/15/28 (Call 04/15/28)	980	857,739
3.20%, 09/16/26 (Call 06/16/26)	875	838,806
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	430	427,504
5.55%, 12/01/28 (Call 09/01/28)	75	74,852
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	447	434,234
3.15%, 05/01/27 (Call 03/01/27)	190	176,660
3.88%, 06/18/26 (Call 04/18/26)	670	646,368
4.40%, 06/01/27 (Call 05/01/27)	565	547,358
Qorvo Inc., 1.75%, 12/15/24 (Call 05/13/24)	435	423,159
Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	$776	$670,366
2.90%, 05/20/24	752	750,915
3.25%, 05/20/27 (Call 02/20/27)(b)	1,610	1,525,764
3.45%, 05/20/25 (Call 02/20/25)	1,132	1,107,927
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	497	458,169
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	515	468,792
1.38%, 03/12/25 (Call 02/12/25)	642	620,065
2.90%, 11/03/27 (Call 08/03/27)(b)	420	390,625
4.60%, 02/08/27 (Call 01/08/27)	250	247,277
4.60%, 02/15/28 (Call 01/15/28)	485	477,110
4.60%, 02/08/29 (Call 01/08/29)	250	244,920
Xilinx Inc., 2.95%, 06/01/24 (Call 05/31/24)	580	578,810
		41,745,478
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	335	289,063
3.48%, 12/01/27 (Call 09/01/27)	310	287,417
3.84%, 05/01/25 (Call 04/01/25)	597	584,839
		1,161,319
Software — 2.6%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	436	424,544
2.15%, 02/01/27 (Call 12/01/26)	790	730,237
3.25%, 02/01/25 (Call 11/01/24)	784	771,899
4.80%, 04/04/29 (Call 03/04/29)	360	356,107
4.85%, 04/04/27 (Call 03/04/27)(b)	245	243,756
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	465	440,133
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	490	467,910
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	1,072	988,736
1.65%, 03/01/28 (Call 01/01/28)(b)	545	473,601
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	810	735,380
2.75%, 07/01/24 (Call 06/01/24)	1,520	1,512,187
3.20%, 07/01/26 (Call 05/01/26)	1,670	1,591,666
3.85%, 06/01/25 (Call 03/01/25)	760	744,966
4.20%, 10/01/28 (Call 07/01/28)	638	604,393
5.15%, 03/15/27 (Call 02/15/27)	425	420,659
5.38%, 08/21/28 (Call 07/21/28)	635	630,732
5.45%, 03/02/28 (Call 02/02/28)	730	727,866
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	521	493,412
1.35%, 07/15/27 (Call 05/15/27)	480	426,041
5.13%, 09/15/28 (Call 08/15/28)	565	563,357
5.25%, 09/15/26 (Call 08/15/26)	600	601,040
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,117	1,994,435
2.70%, 02/12/25 (Call 11/12/24)	980	961,203
3.13%, 11/03/25 (Call 08/03/25)	2,580	2,503,375
3.30%, 02/06/27 (Call 11/06/26)	2,885	2,764,120
3.40%, 09/15/26 (Call 06/15/26)(a)(b)	705	677,623
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,247	2,087,071
2.30%, 03/25/28 (Call 01/25/28)	1,834	1,632,171
2.50%, 04/01/25 (Call 03/01/25)	2,950	2,864,009
2.65%, 07/15/26 (Call 04/15/26)	2,362	2,220,158
Security	Par (000)	Value
Software (continued)
2.80%, 04/01/27 (Call 02/01/27)	$1,825	$1,695,772
2.95%, 11/15/24 (Call 09/15/24)	1,517	1,494,271
2.95%, 05/15/25 (Call 02/15/25)	1,562	1,518,919
3.25%, 11/15/27 (Call 08/15/27)	2,230	2,071,259
3.40%, 07/08/24 (Call 05/31/24)	1,502	1,494,639
4.50%, 05/06/28 (Call 04/06/28)	445	430,897
5.80%, 11/10/25	1,003	1,005,036
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	673	631,819
1.40%, 09/15/27 (Call 07/15/27)	105	92,005
2.35%, 09/15/24 (Call 08/15/24)	458	452,180
3.80%, 12/15/26 (Call 09/15/26)	639	613,070
4.20%, 09/15/28 (Call 06/15/28)	645	615,314
Salesforce Inc.
0.63%, 07/15/24 (Call 05/13/24)	745	737,808
1.50%, 07/15/28 (Call 05/15/28)	855	739,421
3.70%, 04/11/28 (Call 01/11/28)	1,100	1,046,906
Take-Two Interactive Software Inc.
3.55%, 04/14/25	530	519,267
3.70%, 04/14/27 (Call 03/14/27)	790	750,959
4.95%, 03/28/28 (Call 02/28/28)	550	538,127
5.00%, 03/28/26	545	538,423
VMware LLC
1.00%, 08/15/24 (Call 05/13/24)	900	887,224
1.40%, 08/15/26 (Call 07/15/26)	1,250	1,136,351
1.80%, 08/15/28 (Call 06/15/28)	605	518,550
3.90%, 08/21/27 (Call 05/21/27)	1,060	1,003,146
4.50%, 05/15/25 (Call 04/15/25)(b)	707	698,503
4.65%, 05/15/27 (Call 03/15/27)	380	369,652
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	845	802,090
3.70%, 04/01/29 (Call 02/01/29)	510	471,098
		54,525,493
Telecommunications — 3.0%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	1,915	1,671,615
1.70%, 03/25/26 (Call 05/13/24)	2,525	2,352,332
2.30%, 06/01/27 (Call 04/01/27)	2,102	1,915,947
3.80%, 02/15/27 (Call 11/15/26)	775	741,609
4.10%, 02/15/28 (Call 11/15/27)	1,489	1,421,322
4.25%, 03/01/27 (Call 12/01/26)	1,300	1,262,094
4.35%, 03/01/29 (Call 12/01/28)	2,050	1,956,390
5.54%, 02/20/26 (Call 05/13/24)	1,275	1,271,722
British Telecommunications PLC, 5.13%, 12/04/28 (Call 09/04/28)	300	295,533
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,208	1,137,927
2.95%, 02/28/26	660	633,758
3.50%, 06/15/25	490	480,303
4.80%, 02/26/27 (Call 01/26/27)	1,375	1,362,569
4.85%, 02/26/29 (Call 01/26/29)	1,790	1,766,472
4.90%, 02/26/26	795	791,032
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	670	647,671
Nokia OYJ, 4.38%, 06/12/27	280	267,028
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	195	182,500
2.95%, 03/15/25 (Call 05/13/24)	615	600,281
3.20%, 03/15/27 (Call 02/15/27)	1,450	1,359,855
3.63%, 12/15/25 (Call 09/15/25)	669	645,567
5.00%, 02/15/29 (Call 01/15/29)	730	710,349
38
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Sprint Capital Corp., 6.88%, 11/15/28	$1,880	$1,967,852
Sprint LLC
7.13%, 06/15/24	155	154,971
7.63%, 02/15/25 (Call 11/15/24)	1,360	1,370,540
7.63%, 03/01/26 (Call 11/01/25)	1,295	1,329,033
Telefonica Emisiones SA, 4.10%, 03/08/27	901	867,110
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	730	679,044
3.70%, 09/15/27 (Call 06/15/27)	375	355,431
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	680	632,640
2.05%, 02/15/28 (Call 12/15/27)	1,620	1,432,480
2.25%, 02/15/26 (Call 05/13/24)	1,560	1,470,060
2.40%, 03/15/29 (Call 01/15/29)(b)	300	260,800
2.63%, 04/15/26 (Call 05/13/24)	315	297,565
2.63%, 02/15/29 (Call 05/13/24)	745	655,133
3.38%, 04/15/29 (Call 05/13/24)	1,530	1,389,767
3.50%, 04/15/25 (Call 03/15/25)	2,257	2,209,383
3.75%, 04/15/27 (Call 02/15/27)	3,460	3,295,636
4.75%, 02/01/28 (Call 05/13/24)	1,705	1,661,454
4.80%, 07/15/28 (Call 06/15/28)	1,020	993,655
4.85%, 01/15/29 (Call 12/15/28)	525	511,315
4.95%, 03/15/28 (Call 02/15/28)	889	874,076
5.38%, 04/15/27 (Call 05/13/24)	270	270,414
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	1,106	1,029,166
1.45%, 03/20/26 (Call 02/20/26)(b)	1,608	1,493,784
2.10%, 03/22/28 (Call 01/22/28)	2,600	2,302,199
2.63%, 08/15/26	1,570	1,476,607
3.00%, 03/22/27 (Call 01/22/27)	960	898,856
3.38%, 02/15/25(b)	614	604,106
3.50%, 11/01/24 (Call 08/01/24)	1,115	1,102,637
4.13%, 03/16/27	2,540	2,457,463
4.33%, 09/21/28	4,360	4,185,800
Vodafone Group PLC
4.13%, 05/30/25	1,274	1,254,120
4.38%, 05/30/28(b)	731	708,929
		63,665,902
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)(b)	529	520,570
3.50%, 09/15/27 (Call 06/15/27)	110	102,099
3.55%, 11/19/26 (Call 09/19/26)	620	587,157
		1,209,826
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	589	576,398
3.25%, 06/15/27 (Call 03/15/27)	430	406,640
3.40%, 09/01/24 (Call 06/01/24)	833	826,738
Canadian National Railway Co., 2.75%, 03/01/26 (Call 12/01/25)	557	533,866
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 05/31/24)	1,335	1,301,437
1.75%, 12/02/26 (Call 11/02/26)	890	811,371
2.90%, 02/01/25 (Call 11/01/24)	714	698,613
4.00%, 06/01/28 (Call 03/01/28)	410	390,129
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	390	366,316
3.25%, 06/01/27 (Call 03/01/27)	724	683,467
3.35%, 11/01/25 (Call 08/01/25)	630	609,876
Security	Par (000)	Value
Transportation (continued)
3.40%, 08/01/24 (Call 05/31/24)(b)	$713	$709,357
3.80%, 03/01/28 (Call 12/01/27)	690	657,144
4.25%, 03/15/29 (Call 12/15/28)	20	19,157
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(b)	707	681,513
3.40%, 02/15/28 (Call 11/15/27)	470	438,877
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	310	294,542
3.80%, 08/01/28 (Call 05/01/28)	465	439,276
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	555	548,529
5.25%, 06/01/28 (Call 05/01/28)	505	500,330
5.38%, 03/15/29 (Call 02/15/29)	300	297,367
5.65%, 03/01/28 (Call 02/01/28)	355	356,990
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	480	442,344
2.75%, 03/01/26 (Call 12/01/25)	610	582,221
3.00%, 04/15/27 (Call 01/15/27)(b)	245	230,583
3.25%, 08/15/25 (Call 05/15/25)	445	432,785
3.70%, 03/01/29 (Call 12/01/28)	50	46,827
3.75%, 07/15/25 (Call 05/15/25)	421	412,373
3.95%, 09/10/28 (Call 06/10/28)(b)	845	808,385
4.75%, 02/21/26 (Call 01/21/26)	485	480,593
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	454	424,453
2.80%, 11/15/24 (Call 09/15/24)(b)	671	662,426
3.05%, 11/15/27 (Call 08/15/27)	845	786,923
3.90%, 04/01/25 (Call 03/01/25)	646	636,873
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(b)	1,035	943,047
1.50%, 09/22/28 (Call 07/22/28)	940	815,655
3.95%, 09/09/27 (Call 08/09/27)	845	818,522
		20,671,943
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	30	27,719
3.40%, 03/01/25 (Call 12/01/24)	345	339,530
3.75%, 09/01/28 (Call 06/01/28)	400	375,568
		742,817
Total Long-Term Investments — 98.9% (Cost: $2,143,030,034)		2,087,196,375
	Shares
Short-Term Securities
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	89,632,196	89,659,086
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	23,230,000	23,230,000
Total Short-Term Securities — 5.4% (Cost: $112,831,670)		112,889,086
Total Investments — 104.3% (Cost: $2,255,861,704)		2,200,085,461
Liabilities in Excess of Other Assets — (4.3)%		(89,710,047)
Net Assets — 100.0%		$2,110,375,414
Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year Investment Grade Corporate Bond ETF

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,187,536	$—	$(32,520,269)(a)	$13,102	$(21,283)	$89,659,086	89,632,196	$148,294 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,110,000	17,120,000 (a)	—	—	—	23,230,000	23,230,000	351,790	—
				$13,102	$(21,283)	$112,889,086		$500,084	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,087,196,375	$—	$2,087,196,375
Short-Term Securities
Money Market Funds	112,889,086	—	—	112,889,086
	$112,889,086	$2,087,196,375	$—	$2,200,085,461
See notes to financial statements.
40
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$245	$224,897
2.13%, 08/15/26 (Call 05/15/26)	250	233,008
2.25%, 06/01/31 (Call 03/01/31)	223	183,980
2.63%, 11/15/27 (Call 08/15/27)	228	208,797
2.85%, 06/01/41 (Call 12/01/40)	160	112,037
3.50%, 05/15/25 (Call 03/15/25)	244	239,400
3.50%, 04/01/27 (Call 02/01/27)	142	135,641
3.60%, 11/15/42 (Call 05/15/42)	118	90,528
3.63%, 04/01/30 (Call 01/01/30)	285	261,594
3.75%, 05/15/28 (Call 02/15/28)	394	374,457
4.25%, 04/01/40 (Call 10/01/39)	299	256,744
4.25%, 04/01/50 (Call 10/01/49)	172	141,417
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	239	149,306
3.55%, 01/15/26 (Call 10/15/25)	317	308,069
3.60%, 03/01/35 (Call 09/01/34)	233	199,489
3.80%, 03/01/45 (Call 09/01/44)	225	175,199
3.90%, 06/15/32 (Call 03/15/32)	355	324,049
4.07%, 12/15/42	508	418,813
4.09%, 09/15/52 (Call 03/15/52)	501	394,718
4.15%, 06/15/53 (Call 12/15/52)	380	301,176
4.30%, 06/15/62 (Call 12/15/61)	245	193,971
4.45%, 05/15/28 (Call 04/15/28)	170	165,542
4.50%, 02/15/29 (Call 01/15/29)	215	209,100
4.50%, 05/15/36 (Call 11/15/35)	250	228,484
4.70%, 05/15/46 (Call 11/15/45)	228	201,591
4.75%, 02/15/34 (Call 11/15/33)	375	358,350
4.80%, 08/15/34 (Call 05/15/34)	185	177,117
4.95%, 10/15/25 (Call 09/15/25)	115	114,489
5.10%, 11/15/27 (Call 10/15/27)	275	274,864
5.20%, 02/15/55 (Call 08/15/54)	305	286,487
5.20%, 02/15/64 (Call 08/15/63)	160	148,726
5.25%, 01/15/33 (Call 10/15/32)	435	434,385
5.70%, 11/15/54 (Call 05/15/54)	385	389,112
5.90%, 11/15/63 (Call 05/15/63)	285	294,248
Series B, 6.15%, 09/01/36	235	249,042
		8,458,827
Agriculture — 1.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	368	345,404
2.70%, 09/15/51 (Call 03/15/51)(a)	290	173,166
2.90%, 03/01/32 (Call 12/01/31)	310	258,724
3.25%, 03/27/30 (Call 12/27/29)	385	343,466
4.50%, 08/15/33 (Call 05/15/33)(a)	200	185,974
4.50%, 03/15/49 (Call 09/15/48)(a)	163	133,984
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	315	288,072
1.50%, 05/01/25 (Call 04/01/25)	205	197,002
1.75%, 11/01/30 (Call 08/01/30)	115	91,586
2.10%, 05/01/30 (Call 02/01/30)	281	232,626
2.75%, 02/25/26 (Call 11/25/25)	274	261,339
3.13%, 08/17/27 (Call 05/17/27)	230	215,426
3.13%, 03/02/28 (Call 12/02/27)	300	276,623
3.38%, 08/11/25 (Call 05/11/25)	280	272,796
3.38%, 08/15/29 (Call 05/15/29)(a)	304	276,933
3.88%, 08/21/42	320	244,341
4.13%, 03/04/43	279	220,017
4.25%, 11/10/44(a)	428	339,542
Security	Par (000)	Value
Agriculture (continued)
4.38%, 11/15/41	$300	$247,586
4.50%, 03/20/42	236	196,842
4.75%, 02/12/27	225	221,696
4.88%, 02/13/26	610	604,405
4.88%, 02/15/28 (Call 01/15/28)	545	535,748
4.88%, 02/13/29 (Call 01/13/29)	225	219,682
4.88%, 11/15/43	317	275,525
5.00%, 11/17/25	230	228,252
5.13%, 11/17/27 (Call 10/17/27)	430	425,967
5.13%, 02/15/30 (Call 12/15/29)	710	697,903
5.13%, 02/13/31 (Call 12/13/30)	230	223,630
5.25%, 09/07/28 (Call 08/07/28)	170	169,170
5.25%, 02/13/34 (Call 11/13/33)	420	405,170
5.38%, 02/15/33 (Call 11/15/32)	885	867,272
5.50%, 09/07/30 (Call 07/07/30)	215	214,414
5.63%, 11/17/29 (Call 09/17/29)	395	398,388
5.63%, 09/07/33 (Call 06/07/33)	260	258,480
5.75%, 11/17/32 (Call 08/17/32)	595	599,200
6.38%, 05/16/38	565	594,104
		11,740,455
Airlines — 0.2%
American Airlines Pass Through Trust, Series A, Class A, 2.88%, 01/11/36(a)	253	210,726
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	126	113,125
JetBlue Pass Through Trust, Series 1A, Class A, 4.00%, 05/15/34(a)	117	106,544
United Airlines Pass Through Trust
5.80%, 07/15/37	292	289,996
Series 2019, Class AA, 4.15%, 02/25/33(a)	102	93,948
Series 2019-2, Class AA, 2.70%, 11/01/33	231	196,301
Series 2020-1, 5.88%, 04/15/29(a)	496	492,851
		1,503,491
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	480	448,594
2.75%, 03/27/27 (Call 01/27/27)	476	446,059
2.85%, 03/27/30 (Call 12/27/29)	537	474,095
3.25%, 03/27/40 (Call 09/27/39)	392	299,893
3.38%, 11/01/46 (Call 05/01/46)	95	67,960
3.38%, 03/27/50 (Call 09/27/49)	585	413,522
3.63%, 05/01/43 (Call 11/01/42)	202	156,635
3.88%, 11/01/45 (Call 05/01/45)(a)	270	212,266
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	200	174,981
		2,694,005
Auto Manufacturers — 1.8%
American Honda Finance Corp.
1.00%, 09/10/25	465	437,720
1.20%, 07/08/25	310	294,710
1.30%, 09/09/26	395	359,847
1.80%, 01/13/31	120	96,720
2.00%, 03/24/28	315	279,012
2.25%, 01/12/29	200	175,293
2.30%, 09/09/26	226	210,832
2.35%, 01/08/27	132	122,290
3.50%, 02/15/28	166	156,027
4.60%, 04/17/30	285	274,100
4.70%, 01/12/28	175	171,877
4.75%, 01/12/26	60	59,400
Schedule of Investments
41

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.90%, 03/12/27	$150	$148,494
4.90%, 03/13/29(a)	160	156,867
4.90%, 01/10/34	165	157,173
4.95%, 01/09/26	255	253,026
5.00%, 05/23/25	260	258,605
5.13%, 07/07/28	335	332,781
5.25%, 07/07/26	290	289,419
5.65%, 11/15/28	275	278,788
5.80%, 10/03/25	210	210,768
5.85%, 10/04/30	195	199,644
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	177	166,558
1.50%, 09/01/30 (Call 06/01/30)	288	230,403
2.60%, 09/01/50 (Call 03/01/50)	245	144,121
4.88%, 10/01/43 (Call 04/01/43)	195	176,556
4.90%, 02/20/29 (Call 01/20/29)	260	256,862
5.15%, 02/20/34 (Call 11/20/33)	245	240,251
5.45%, 02/20/54 (Call 08/20/53)	105	101,021
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	590	547,859
2.97%, 03/10/32 (Call 12/10/31)(a)	295	253,596
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	505	597,165
PACCAR Financial Corp.
3.55%, 08/11/25	127	124,117
4.45%, 03/30/26	325	320,788
4.60%, 01/31/29(a)	135	131,743
5.20%, 11/09/26	25	24,990
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(a)	371	344,731
2.36%, 03/25/31 (Call 12/25/30)(a)	90	76,133
2.76%, 07/02/29(a)	115	103,780
3.67%, 07/20/28(a)	36	34,230
5.12%, 07/13/28 (Call 06/13/28)	165	164,973
5.12%, 07/13/33 (Call 04/13/33)(a)	160	163,107
5.28%, 07/13/26 (Call 06/13/26)	120	119,929
Toyota Motor Credit Corp.
0.80%, 10/16/25	490	459,268
0.80%, 01/09/26	180	166,904
1.13%, 06/18/26	425	389,207
1.15%, 08/13/27	225	197,646
1.65%, 01/10/31	215	170,811
1.90%, 01/13/27	375	343,223
1.90%, 04/06/28	310	274,110
1.90%, 09/12/31(a)	165	130,923
2.15%, 02/13/30	300	253,568
3.05%, 03/22/27	575	541,366
3.05%, 01/11/28	185	171,552
3.20%, 01/11/27(a)	337	319,383
3.38%, 04/01/30	405	366,360
3.65%, 08/18/25	315	308,063
3.65%, 01/08/29	195	182,189
3.95%, 06/30/25	250	245,879
4.45%, 05/18/26	380	373,731
4.45%, 06/29/29	300	289,983
4.55%, 09/20/27	415	405,919
4.55%, 05/17/30	270	259,624
4.63%, 01/12/28	420	412,131
4.65%, 01/05/29(a)	135	131,867
4.70%, 01/12/33	190	181,419
4.80%, 01/05/26	180	178,505
Security	Par (000)	Value
Auto Manufacturers (continued)
4.80%, 01/05/34(a)	$105	$99,779
5.00%, 08/14/26	220	218,529
5.10%, 03/21/31	200	197,087
5.25%, 09/11/28	260	260,066
5.40%, 11/10/25	355	355,305
5.40%, 11/20/26	250	250,402
5.45%, 11/10/27	255	256,754
5.55%, 11/20/30	387	390,801
5.60%, 09/11/25	100	100,354
Series B, 5.00%, 03/19/27	200	198,412
		18,327,426
Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	211	177,712
4.15%, 10/01/25 (Call 07/01/25)	198	194,148
5.50%, 03/21/33 (Call 12/21/32)(a)	140	139,700
		511,560
Banks — 33.7%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	320	311,881
5.09%, 12/08/25	465	462,611
5.38%, 07/03/25	355	354,438
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	260	256,549
5.00%, 03/18/26	250	248,228
5.67%, 10/03/25	320	320,953
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	485	454,646
5.38%, 03/13/29	200	197,833
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(b)	445	402,940
1.85%, 03/25/26	720	668,539
2.75%, 05/28/25	525	508,406
2.96%, 03/25/31	250	209,113
3.31%, 06/27/29	425	380,515
3.49%, 05/28/30	315	277,125
3.80%, 02/23/28	473	440,366
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(b)	500	475,827
4.25%, 04/11/27	405	388,141
4.38%, 04/12/28	423	401,193
5.15%, 08/18/25	475	469,630
5.29%, 08/18/27	860	848,513
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(b)	230	225,588
5.55%, 03/14/28 (Call 03/14/27), (1-year CMT + 1.250%)(b)	200	197,538
5.59%, 08/08/28	460	457,240
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(b)	240	243,955
6.61%, 11/07/28	355	368,170
6.94%, 11/07/33	520	556,574
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(b)	520	485,729
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(b)	646	613,913
42
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(b)	$1,070	$981,344
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(b)	515	412,332
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(b)	510	405,374
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(b)	620	539,347
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(b)	780	621,513
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(b)	190	148,561
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(b)	565	475,208
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(b)	440	405,108
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(b)	585	471,985
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(b)	579	486,421
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(b)	970	655,845
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(b)	830	684,335
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(b)	210	127,657
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(b)	445	386,914
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(b)	815	671,887
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)(b)	400	251,575
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(b)	396	351,654
3.25%, 10/21/27 (Call 10/21/26)(a)	464	434,260
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(b)	765	561,975
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(b)	1,147	1,062,720
3.50%, 04/19/26	600	578,698
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(b)	457	438,523
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(b)	369	346,726
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(b)	385	364,496
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(b)	505	481,688
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(b)	220	189,415
3.88%, 08/01/25	573	561,652
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)(b)	259	199,126
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(b)	549	516,775
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(b)	555	515,551
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(b)	318	262,084
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(b)	1,013	784,042
Security	Par (000)	Value
Banks (continued)
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(b)	$423	$364,035
4.25%, 10/22/26	160	154,826
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)(b)	603	571,945
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(b)	594	479,629
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(b)	315	304,420
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(b)	420	345,476
4.45%, 03/03/26	265	259,527
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(b)	820	756,403
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(b)	345	340,530
4.88%, 04/01/44	115	102,369
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(b)	550	539,445
5.00%, 01/21/44	437	401,680
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(b)	900	859,529
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(b)	640	633,227
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(b)	685	674,650
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(b)	985	948,750
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(b)	890	865,128
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(b)	490	492,872
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(b)	755	757,328
5.88%, 02/07/42	348	355,801
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(b)	345	346,648
6.11%, 01/29/37	415	422,400
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(b)	410	418,487
7.75%, 05/14/38	160	186,812
Series L, 4.18%, 11/25/27 (Call 11/25/26)	210	200,749
Series L, 4.75%, 04/21/45	60	52,372
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(b)	525	487,162
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(b)	341	281,069
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(b)	245	170,638
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	500	501,205
5.65%, 08/18/25 (Call 07/18/25)	400	400,641
6.00%, 10/15/36	326	331,013
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(b)	295	272,905
1.25%, 09/15/26	495	448,726
1.85%, 05/01/25	697	671,813
2.65%, 03/08/27(a)	420	389,511
3.70%, 06/07/25	515	504,476
5.20%, 02/01/28 (Call 01/01/28)	470	467,024
Schedule of Investments
43

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.27%, 12/11/26	$355	$352,930
5.30%, 06/05/26	445	443,283
5.72%, 09/25/28 (Call 08/25/28)	345	348,627
5.92%, 09/25/25	385	386,814
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	400	391,183
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	340	313,870
1.05%, 10/15/26 (Call 09/15/26)	235	212,171
1.65%, 07/14/28 (Call 05/14/28)	160	138,857
1.65%, 01/28/31 (Call 10/28/30)	210	167,712
1.80%, 07/28/31 (Call 04/28/31)	125	98,228
2.05%, 01/26/27 (Call 12/26/26)	375	345,115
2.45%, 08/17/26 (Call 05/17/26)	133	124,864
2.80%, 05/04/26 (Call 02/04/26)	142	135,132
3.00%, 10/30/28 (Call 07/30/28)(a)	181	163,826
3.25%, 05/16/27 (Call 02/16/27)	218	205,946
3.30%, 08/23/29 (Call 05/23/29)	360	324,076
3.40%, 01/29/28 (Call 10/29/27)(a)	278	260,245
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(b)	386	366,540
3.85%, 04/28/28	305	290,837
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(b)	210	201,533
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(b)	185	169,859
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(b)	355	349,653
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(b)	205	198,840
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(b)	115	110,588
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(b)	260	243,622
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(b)	415	411,151
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(b)	280	266,822
4.98%, 03/14/30 (Call 03/14/29), (1-day SOFR +1.085%)(b)	450	440,534
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(b)	250	248,579
5.19%, 03/14/35 (Call 03/14/34), (1-day SOFR +1.418%)(b)	450	433,966
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(b)	380	385,095
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(b)	590	599,750
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(b)	310	320,316
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(b)	455	480,092
Bank of Nova Scotia (The)
1.05%, 03/02/26	445	410,535
1.30%, 06/11/25	535	510,537
1.30%, 09/15/26 (Call 06/15/26)	385	349,160
1.35%, 06/24/26	335	307,205
1.95%, 02/02/27	205	186,913
2.15%, 08/01/31	160	128,215
2.45%, 02/02/32	260	208,653
2.70%, 08/03/26	474	445,825
2.95%, 03/11/27	90	84,165
Security	Par (000)	Value
Banks (continued)
4.75%, 02/02/26	$475	$468,722
4.85%, 02/01/30	495	479,416
5.25%, 06/12/28	155	153,801
5.35%, 12/07/26	440	437,709
5.45%, 06/12/25	25	24,943
5.65%, 02/01/34(a)	355	353,461
BPCE SA, 3.38%, 12/02/26	5	4,768
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	180	168,442
1.25%, 06/22/26 (Call 05/22/26)	190	173,977
3.45%, 04/07/27 (Call 03/07/27)	330	312,755
3.60%, 04/07/32 (Call 03/07/32)	285	249,317
3.95%, 08/04/25	340	333,015
5.00%, 04/28/28 (Call 03/28/28)	280	274,490
5.26%, 04/08/29 (Call 03/08/29)	175	172,400
5.93%, 10/02/26	215	216,867
5.99%, 10/03/28 (Call 09/03/28)(a)	210	213,492
6.09%, 10/03/33 (Call 07/03/33)	260	264,575
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)(a)	750	749,145
5.49%, 12/04/26 (Call 11/04/26)	645	645,598
5.57%, 04/30/34 (Call 03/30/34)	255	254,413
5.80%, 09/29/28 (Call 08/29/28)	875	891,057
5.86%, 09/29/25 (Call 08/29/25)	200	201,170
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(b)	860	793,605
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(b)	911	834,095
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(b)	720	576,875
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(b)	1,040	847,659
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(b)	1,063	888,754
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(b)	776	658,808
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(b)	440	300,285
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(b)	808	703,663
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(b)	1,035	857,166
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(b)	845	788,077
3.20%, 10/21/26 (Call 07/21/26)	1,049	990,408
3.40%, 05/01/26	785	753,247
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(b)	796	742,288
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(b)	764	719,458
3.70%, 01/12/26	845	819,033
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(b)	1,080	939,134
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(b)	286	233,678
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(b)	941	899,567
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(b)	900	833,750
44
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(b)	$699	$660,254
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(b)	361	292,120
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(b)	1,399	1,304,610
4.65%, 07/30/45	344	294,469
4.65%, 07/23/48 (Call 06/23/48)	848	724,553
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(b)	590	575,014
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(b)	920	863,949
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(b)	985	963,578
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(b)	450	425,412
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(b)	950	947,763
5.88%, 01/30/42	355	358,216
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(b)	1,015	1,042,695
8.13%, 07/15/39	623	761,215
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	160	160,065
5.50%, 09/12/25	290	290,300
Cooperatieve Rabobank UA, 5.25%, 05/24/41	481	462,787
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	390	381,591
4.80%, 01/09/29	260	253,643
4.85%, 01/09/26	250	247,913
5.04%, 03/05/27	325	321,946
5.50%, 07/18/25	340	339,792
5.50%, 10/05/26	20	20,020
Credit Suisse AG/New York
1.25%, 08/07/26	550	499,035
5.00%, 07/09/27(a)	530	518,142
7.50%, 02/15/28	700	740,991
Deutsche Bank AG/New York
1.69%, 03/19/26	200	186,250
4.16%, 05/13/25	205	201,580
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	250	229,260
3.95%, 07/28/25 (Call 06/28/25)	230	224,936
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)(b)	620	574,874
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(b)	1,050	970,341
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(b)	942	853,696
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(b)	1,425	1,300,548
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(b)	815	643,466
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(b)	1,407	1,124,857
2.60%, 02/07/30 (Call 11/07/29)	693	593,790
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(b)	1,420	1,163,256
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(b)	1,030	949,723
Security	Par (000)	Value
Banks (continued)
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(b)	$1,040	$841,845
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(b)	562	383,471
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(b)	1,415	1,177,798
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(b)	757	542,347
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(b)	720	529,001
3.50%, 11/16/26 (Call 11/16/25)	936	889,365
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(b)	1,025	969,743
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(b)	1,035	978,655
3.75%, 05/22/25 (Call 02/22/25)	779	764,007
3.75%, 02/25/26 (Call 11/25/25)	595	576,858
3.80%, 03/15/30 (Call 12/15/29)	918	839,475
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(b)	883	825,247
3.85%, 01/26/27 (Call 01/26/26)	992	951,665
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(b)	888	733,516
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(b)	1,147	1,087,825
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(b)	250	243,716
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(b)	530	456,050
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(b)	870	839,969
4.75%, 10/21/45 (Call 04/21/45)	705	615,227
4.80%, 07/08/44 (Call 01/08/44)	298	262,476
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(b)	645	646,333
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(b)	775	774,486
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.552%)(b)	995	995,850
6.13%, 02/15/33(a)	498	518,620
6.25%, 02/01/41	904	944,265
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(b)	905	934,105
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)(b)	485	511,271
HSBC Bank USA NA, 7.00%, 01/15/39	280	308,683
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(b)	585	535,743
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(b)	570	503,505
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(b)	720	690,038
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(b)	720	621,000
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(b)	870	795,942
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(b)	540	438,905
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(b)	1,020	832,298
Schedule of Investments
45

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(b)	$525	$442,813
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(b)	660	534,714
3.90%, 05/25/26	890	859,809
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(b)	1,058	969,441
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(b)	878	836,508
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(b)	900	880,255
4.30%, 03/08/26	997	973,672
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(b)	1,068	1,018,426
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(b)	760	737,252
4.95%, 03/31/30	883	851,564
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(b)	815	801,885
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(b)	901	869,517
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(b)	405	399,584
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(a)(b)	455	445,641
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(b)	715	715,454
6.10%, 01/14/42(a)	300	310,360
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(b)	660	667,699
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(b)	740	754,787
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)(b)	865	884,167
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(b)	565	577,743
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(b)	815	854,383
HSBC USA Inc., 5.29%, 03/04/27	200	199,253
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(b)	250	240,721
5.65%, 01/10/30 (Call 11/10/29)	335	328,722
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)(b)	605	560,130
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(b)	343	283,474
3.95%, 03/29/27	480	458,567
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(b)	405	386,132
4.05%, 04/09/29	355	331,092
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(b)	310	279,592
4.55%, 10/02/28	320	307,738
5.34%, 03/19/30 (Call 03/19/29), (1-day SOFR +1.440%)(b)	600	587,930
5.55%, 03/19/35 (Call 03/19/34), (1-day SOFR +1.770%)(b)	400	385,228
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(b)	200	200,964
Security	Par (000)	Value
Banks (continued)
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(b)	$495	$497,250
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(b)	400	368,735
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(b)	465	432,709
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(b)	560	507,691
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(b)	710	655,170
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(b)	290	229,499
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(b)	649	515,425
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(b)	485	423,695
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(b)	416	375,984
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(b)	595	502,133
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(b)	350	231,438
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(b)	620	502,051
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(b)	670	551,368
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(b)	715	619,715
2.95%, 10/01/26 (Call 07/01/26)	632	597,450
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(b)	420	390,863
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(b)	631	539,566
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(b)	725	603,148
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(b)	330	239,681
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(b)	520	341,343
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(b)	430	309,879
3.20%, 06/15/26 (Call 03/15/26)	480	458,610
3.30%, 04/01/26 (Call 01/01/26)	493	473,928
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(b)	740	502,950
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)(b)	485	452,028
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(b)	568	536,033
3.63%, 12/01/27 (Call 12/01/26)	292	274,900
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(b)	596	546,743
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(b)	609	580,941
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(b)	481	400,383
3.90%, 07/15/25 (Call 04/15/25)	567	556,122
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(b)	375	287,423
46
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(b)	$405	$393,221
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(b)	730	561,814
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(b)	480	452,990
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(b)	328	256,003
4.13%, 12/15/26	415	400,766
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(b)	550	521,325
4.25%, 10/01/27	360	347,256
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(b)	428	346,075
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(b)	595	575,209
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(b)	605	578,462
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(b)	645	609,442
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(b)	450	429,537
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(b)	570	530,919
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(b)	820	803,047
4.85%, 02/01/44	153	138,203
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)(b)	940	894,269
4.95%, 06/01/45	375	339,812
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(b)	555	542,065
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(b)	370	364,697
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(b)	495	489,792
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(b)	410	397,478
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(b)	960	932,979
5.40%, 01/06/42	249	241,758
5.50%, 10/15/40	245	241,127
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(b)	750	749,764
5.58%, 04/22/30 (Call 04/22/29), (1-day SOFR +1.160%)(b)	750	749,819
5.60%, 07/15/41	308	306,472
5.63%, 08/16/43(a)	220	218,577
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)(b)	680	676,200
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(a)(b)	490	490,923
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(b)	355	359,029
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(b)	540	551,036
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(b)	645	668,189
6.40%, 05/15/38	522	562,987
7.63%, 10/15/26	145	152,181
8.00%, 04/29/27	209	224,378
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	$290	$287,964
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)(b)	410	376,262
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(b)	575	532,658
3.75%, 01/11/27	455	433,734
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(b)	350	331,318
4.38%, 03/22/28	540	514,696
4.45%, 05/08/25	570	561,952
4.55%, 08/16/28	445	425,411
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(b)	515	507,004
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(b)	360	337,208
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(b)	590	584,522
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(b)	635	619,846
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(b)	345	345,342
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(b)	525	525,832
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (Call 12/27/25)	340	331,043
4.70%, 01/27/28 (Call 12/27/27)	275	260,019
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	605	574,957
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(b)	800	731,588
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(b)	440	400,140
2.05%, 07/17/30	350	285,517
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(b)	620	498,913
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(b)	510	467,841
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(b)	285	231,035
2.56%, 02/25/30	414	352,943
2.76%, 09/13/26	260	244,141
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(b)	395	326,362
3.20%, 07/18/29	454	406,701
3.29%, 07/25/27	347	325,506
3.68%, 02/22/27	397	379,449
3.74%, 03/07/29	495	461,261
3.75%, 07/18/39	710	577,825
3.85%, 03/01/26	660	640,717
3.96%, 03/02/28	457	434,988
4.05%, 09/11/28	346	329,942
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(b)	350	335,513
4.15%, 03/07/39(a)	12	10,316
4.29%, 07/26/38(a)	10	8,779
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(b)	215	196,981
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(b)	480	472,469
Schedule of Investments
47

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(b)	$540	$522,339
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(b)	285	281,881
5.26%, 04/17/30 (Call 04/17/29), (1-year CMT + 0.820%)(b)	200	196,972
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(b)	500	495,882
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(b)	265	260,991
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(b)	405	403,829
5.43%, 04/17/35 (Call 04/17/34), (1-year CMT + 1.000%)(b)	500	488,257
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(b)	440	434,727
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(b)	290	287,091
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(b)	315	312,377
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(b)	480	438,852
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(b)	370	338,704
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(b)	280	223,640
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(b)	200	158,342
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(b)	305	248,569
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(b)	220	211,758
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(b)	220	174,571
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(b)	205	171,742
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)(b)	235	227,321
2.84%, 09/13/26	350	328,639
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(b)	235	203,797
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(b)	310	273,993
3.17%, 09/11/27	411	380,751
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(b)	240	214,136
3.66%, 02/28/27	207	196,956
4.02%, 03/05/28(a)	415	394,078
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(b)	340	321,489
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(b)	240	235,731
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(b)	330	327,904
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(b)	280	272,635
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(b)	150	149,909
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(b)	245	242,875
Security	Par (000)	Value
Banks (continued)
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(b)	$225	$224,314
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(b)	275	273,788
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(b)	375	373,568
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(b)	490	491,417
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(b)	662	613,148
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(b)	872	796,125
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(b)	972	895,642
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(b)	835	650,608
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(b)	653	510,701
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(b)	1,004	797,881
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(b)	595	548,652
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(b)	825	663,530
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(b)	1,151	984,994
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(b)	610	371,952
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(b)	755	622,660
3.13%, 07/27/26	888	844,095
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(b)	597	432,212
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(b)	875	823,205
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(b)	885	794,793
3.63%, 01/20/27	853	815,142
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(b)	977	917,218
3.88%, 01/27/26	551	535,289
3.97%, 07/22/38 (Call 07/22/37), (1-day SOFR + 2.127%)(b)	514	422,052
4.00%, 07/23/25	942	923,864
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(b)	705	679,291
4.30%, 01/27/45	655	544,980
4.38%, 01/22/47	645	534,628
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(b)	847	805,638
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(b)	265	231,129
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(b)	600	592,003
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(b)	680	639,823
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(b)	605	598,963
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(b)	710	698,561
48
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(b)	$805	$792,016
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(b)	750	735,722
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(b)	1,015	974,788
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(b)	795	771,590
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(b)	680	675,550
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(b)	455	442,957
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(b)	616	608,266
5.65%, 04/13/28 (Call 04/13/27), (1-day SOFR +1.010%)(b)	725	726,024
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(b)	610	610,291
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(b)	265	265,139
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(b)	225	226,220
6.25%, 08/09/26	260	263,991
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(b)	735	750,379
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(b)	865	897,759
6.38%, 07/24/42	572	616,443
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(b)	530	546,436
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(b)	520	549,410
7.25%, 04/01/32	326	363,734
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	560	552,838
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(b)	445	438,101
5.48%, 07/16/25 (Call 06/16/25)	395	394,927
5.88%, 10/30/26 (Call 09/30/26)	420	423,699
National Australia Bank Ltd./New York
2.50%, 07/12/26	270	254,032
3.38%, 01/14/26	285	275,674
3.50%, 06/09/25	315	308,284
3.91%, 06/09/27	340	326,426
4.75%, 12/10/25	305	302,344
4.79%, 01/10/29	375	366,855
4.90%, 06/13/28	260	256,283
4.94%, 01/12/28	250	247,080
4.97%, 01/12/26	335	332,498
5.20%, 05/13/25	220	219,358
National Bank of Canada, 5.60%, 12/18/28	270	269,496
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(b)	480	439,722
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(b)	315	290,987
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(b)	525	492,025
4.80%, 04/05/26	470	461,860
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(b)	590	568,687
Security	Par (000)	Value
Banks (continued)
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(b)	$690	$666,386
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(b)	450	445,321
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(b)	260	258,433
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(b)	520	509,385
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(b)	275	274,509
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(b)	350	349,767
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(b)	265	265,007
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(b)	630	644,638
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	425	352,411
3.15%, 05/03/29 (Call 02/03/29)	120	109,588
3.65%, 08/03/28 (Call 05/03/28)	10	9,418
3.95%, 10/30/25	330	322,203
4.00%, 05/10/27 (Call 04/10/27)	550	531,071
6.13%, 11/02/32 (Call 08/02/32)(a)	255	262,450
PNC Bank NA
2.70%, 10/22/29	310	264,464
3.10%, 10/25/27 (Call 09/25/27)	330	304,379
3.25%, 06/01/25 (Call 05/02/25)	365	355,505
3.25%, 01/22/28 (Call 12/23/27)	260	239,911
4.05%, 07/26/28	410	383,879
4.20%, 11/01/25 (Call 10/02/25)	250	243,768
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	205	186,508
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(b)	288	231,950
2.55%, 01/22/30 (Call 10/24/29)	735	627,700
2.60%, 07/23/26 (Call 05/23/26)	300	282,067
3.15%, 05/19/27 (Call 04/19/27)	300	281,606
3.45%, 04/23/29 (Call 01/23/29)	426	388,565
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)(b)	365	333,602
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(b)	340	334,987
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(b)	495	465,904
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(b)	165	163,491
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(b)	345	341,926
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)(b)	974	969,603
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(b)	170	166,582
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(b)	254	254,030
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(b)	330	329,412
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(b)	580	584,868
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(b)	440	449,429
Schedule of Investments
49

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(b)	$785	$833,664
Royal Bank of Canada
0.88%, 01/20/26(a)	465	431,312
1.15%, 06/10/25	672	640,745
1.15%, 07/14/26	285	259,888
1.20%, 04/27/26	630	579,818
1.40%, 11/02/26	345	313,248
2.05%, 01/21/27	105	96,413
2.30%, 11/03/31	545	439,596
3.63%, 05/04/27	495	470,766
3.88%, 05/04/32	365	326,885
4.24%, 08/03/27	365	352,758
4.65%, 01/27/26	603	592,870
4.88%, 01/12/26	350	346,604
4.88%, 01/19/27	335	330,915
4.90%, 01/12/28	170	167,159
4.95%, 02/01/29(a)	265	260,235
5.00%, 02/01/33	635	611,691
5.00%, 05/02/33(a)	320	308,913
5.15%, 02/01/34(a)	280	270,460
5.20%, 07/20/26	290	288,763
5.20%, 08/01/28	360	357,941
6.00%, 11/01/27	495	504,585
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(b)	150	137,052
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(b)	220	202,052
2.20%, 03/03/31	372	301,887
2.40%, 01/24/30(a)	330	284,462
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(b)	205	166,876
2.65%, 05/19/26(a)	150	142,411
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(b)	260	226,269
3.55%, 08/18/25	459	448,191
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(b)	165	156,543
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(b)	280	252,987
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(b)	185	170,890
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(b)	275	259,612
4.99%, 03/18/27 (Call 02/18/27)	575	569,816
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(b)	435	432,198
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(b)	330	318,737
5.27%, 08/03/26 (Call 07/03/26)	170	169,549
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(b)	275	277,664
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(b)	125	125,249
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(b)	165	167,243
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(b)	155	157,559
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	55	53,721
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	$470	$434,894
1.40%, 09/17/26	750	681,077
1.47%, 07/08/25	1,000	951,893
1.71%, 01/12/31	210	164,385
1.90%, 09/17/28(a)	735	631,799
2.13%, 07/08/30	540	441,739
2.17%, 01/14/27	210	192,618
2.22%, 09/17/31	360	285,837
2.30%, 01/12/41	115	74,499
2.47%, 01/14/29	235	205,862
2.63%, 07/14/26	769	723,613
2.72%, 09/27/29	215	186,663
2.75%, 01/15/30	455	392,022
3.01%, 10/19/26	500	470,786
3.04%, 07/16/29	824	730,516
3.05%, 01/14/42	90	64,958
3.35%, 10/18/27	295	275,020
3.36%, 07/12/27(a)	554	519,949
3.45%, 01/11/27	507	481,466
3.54%, 01/17/28	280	262,331
3.78%, 03/09/26	124	120,152
3.94%, 07/19/28(a)	291	274,563
4.31%, 10/16/28	235	226,288
5.46%, 01/13/26	620	618,428
5.52%, 01/13/28	850	851,292
5.71%, 01/13/30	440	442,476
5.72%, 09/14/28	360	363,184
5.77%, 01/13/33(a)	535	539,322
5.78%, 07/13/33	200	201,378
5.80%, 07/13/28	230	232,203
5.81%, 09/14/33	290	293,264
5.85%, 07/13/30	230	232,498
5.88%, 07/13/26	315	316,857
Toronto-Dominion Bank (The)
0.75%, 09/11/25	397	372,550
0.75%, 01/06/26	412	381,274
1.15%, 06/12/25	375	357,403
1.20%, 06/03/26	523	478,978
1.25%, 09/10/26	560	507,931
1.95%, 01/12/27(a)	320	293,555
2.00%, 09/10/31	195	154,689
2.45%, 01/12/32	300	242,006
2.80%, 03/10/27	375	348,915
3.20%, 03/10/32	515	439,108
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(b)	427	405,386
3.77%, 06/06/25	715	701,127
4.11%, 06/08/27	470	452,026
4.46%, 06/08/32(a)	690	640,310
4.69%, 09/15/27	465	454,183
4.98%, 04/05/27(a)	375	370,244
4.99%, 04/05/29	275	269,370
5.10%, 01/09/26	265	264,016
5.16%, 01/10/28	410	406,223
5.26%, 12/11/26	200	199,149
5.52%, 07/17/28	315	316,148
5.53%, 07/17/26	335	335,104
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	487	394,643
3.30%, 05/15/26 (Call 04/15/26)	270	257,267
50
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.63%, 09/16/25 (Call 08/16/25)	$455	$441,444
3.80%, 10/30/26 (Call 09/30/26)	312	297,884
4.05%, 11/03/25 (Call 09/03/25)	224	219,380
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	335	292,054
1.20%, 08/05/25 (Call 07/03/25)(a)	295	278,679
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(b)	497	458,080
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(b)	270	230,641
1.95%, 06/05/30 (Call 03/05/30)	323	261,014
3.70%, 06/05/25 (Call 05/05/25)	360	352,034
4.00%, 05/01/25 (Call 03/01/25)	312	306,757
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(b)	320	305,605
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(b)	350	343,384
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(b)	450	436,298
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(b)	545	507,216
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(b)	255	249,655
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(b)	635	616,235
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(b)	680	667,386
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(b)	345	344,887
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(b)	510	512,547
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(b)	275	274,677
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(b)	565	591,413
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	485	379,850
1.45%, 05/12/25 (Call 04/11/25)	544	522,139
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(b)	465	424,695
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(b)	555	422,631
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(b)	340	272,318
3.00%, 07/30/29 (Call 04/30/29)	382	334,589
3.10%, 04/27/26 (Call 03/27/26)(a)	128	122,122
3.90%, 04/26/28 (Call 03/24/28)	310	293,594
3.95%, 11/17/25 (Call 10/17/25)	200	195,176
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(b)	585	565,813
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)(b)	510	491,661
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(b)	685	632,090
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(b)	515	474,561
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(b)	516	508,376
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(b)	245	239,386
Security	Par (000)	Value
Banks (continued)
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(b)	$475	$474,799
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(b)	530	530,415
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(b)	688	679,479
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(b)	590	585,239
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(b)	240	246,141
Series V, 2.38%, 07/22/26 (Call 06/22/26)	514	482,074
Series X, 3.15%, 04/27/27 (Call 03/27/27)	474	446,166
UBS AG/London
1.25%, 06/01/26	300	274,568
4.50%, 06/26/48	235	198,277
5.65%, 09/11/28	585	587,741
5.80%, 09/11/25	180	180,532
UBS Group AG
4.55%, 04/17/26	510	498,710
4.88%, 05/15/45	680	597,243
Wachovia Corp., 5.50%, 08/01/35	245	236,827
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(b)	900	817,816
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(b)	838	709,048
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(b)	805	698,797
3.00%, 04/22/26	914	871,859
3.00%, 10/23/26	990	931,386
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(b)	998	709,058
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(b)	732	695,183
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)(b)	1,235	1,042,234
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(b)	1,070	1,009,559
3.55%, 09/29/25	508	494,121
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(b)	869	818,014
3.90%, 05/01/45	583	450,717
4.10%, 06/03/26	694	672,480
4.15%, 01/24/29 (Call 10/24/28)	635	600,583
4.30%, 07/22/27	741	714,033
4.40%, 06/14/46	555	438,924
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(b)	706	663,407
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(b)	550	541,287
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(b)	960	799,040
4.65%, 11/04/44	542	451,260
4.75%, 12/07/46	446	372,209
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(b)	830	808,880
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(b)	1,055	991,247
4.90%, 11/17/45	563	480,929
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(b)	1,507	1,339,146
Schedule of Investments
51

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(b)	$645	$632,052
5.38%, 11/02/43	555	510,140
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(b)	1,030	993,367
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)(b)	665	645,943
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(b)	1,150	1,120,392
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(b)	1,160	1,156,285
5.61%, 01/15/44	705	665,953
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(b)	740	740,735
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(b)	675	691,514
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(b)	890	926,597
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	500	494,664
5.25%, 12/11/26 (Call 11/10/26)	600	596,924
5.45%, 08/07/26 (Call 07/07/26)	465	464,726
5.55%, 08/01/25 (Call 07/01/25)	510	510,237
5.85%, 02/01/37	275	274,459
5.95%, 08/26/36	250	248,368
6.60%, 01/15/38	468	492,540
Westpac Banking Corp.
1.15%, 06/03/26	345	316,603
1.95%, 11/20/28	465	402,783
2.15%, 06/03/31	215	175,460
2.65%, 01/16/30	265	231,165
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(b)	500	403,748
2.70%, 08/19/26	355	335,111
2.85%, 05/13/26	495	471,709
2.96%, 11/16/40(a)	750	506,063
3.13%, 11/18/41	675	460,091
3.35%, 03/08/27	575	546,223
3.40%, 01/25/28	265	248,194
3.74%, 08/26/25	223	218,093
4.04%, 08/26/27	330	318,820
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(b)	200	181,959
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(b)	500	479,260
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(b)	50	48,072
5.46%, 11/18/27	460	463,032
5.51%, 11/17/25	375	375,809
5.54%, 11/17/28	415	419,240
6.82%, 11/17/33	475	501,563
		344,680,075
Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	2,110	1,964,476
4.90%, 02/01/46 (Call 08/01/45)	3,495	3,148,440
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	100	86,698
4.70%, 02/01/36 (Call 08/01/35)	120	110,544
4.90%, 02/01/46 (Call 08/01/45)	415	368,586
Security	Par (000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	$140	$127,546
4.00%, 04/13/28 (Call 01/13/28)	900	866,738
4.35%, 06/01/40 (Call 12/01/39)	325	280,115
4.38%, 04/15/38 (Call 10/15/37)	805	712,636
4.44%, 10/06/48 (Call 04/06/48)	760	637,073
4.50%, 06/01/50 (Call 12/01/49)	20	17,189
4.60%, 04/15/48 (Call 10/15/47)	284	245,024
4.75%, 01/23/29 (Call 10/23/28)	920	905,480
4.75%, 04/15/58 (Call 10/15/57)(a)	275	237,104
4.90%, 01/23/31 (Call 10/23/30)(a)	190	187,536
4.95%, 01/15/42	710	651,487
5.00%, 06/15/34 (Call 03/15/34)	210	203,024
5.45%, 01/23/39 (Call 07/23/38)	925	908,514
5.55%, 01/23/49 (Call 07/23/48)	1,480	1,457,862
5.80%, 01/23/59 (Call 07/23/58)	735	746,597
8.20%, 01/15/39	235	292,290
Brown-Forman Corp.
4.50%, 07/15/45 (Call 01/15/45)	175	149,245
4.75%, 04/15/33 (Call 01/15/33)	320	306,512
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	490	423,054
1.38%, 03/15/31	464	365,407
1.45%, 06/01/27(a)	240	215,983
1.50%, 03/05/28(a)	281	247,696
1.65%, 06/01/30	520	426,997
2.00%, 03/05/31	325	267,262
2.13%, 09/06/29	353	305,692
2.25%, 01/05/32	765	631,544
2.50%, 06/01/40	384	263,772
2.50%, 03/15/51(a)	518	305,698
2.60%, 06/01/50	525	319,512
2.75%, 06/01/60(a)	342	205,301
2.88%, 05/05/41	280	200,365
2.90%, 05/25/27	174	163,778
3.00%, 03/05/51(a)	527	349,356
3.38%, 03/25/27	451	432,545
3.45%, 03/25/30(a)	435	399,325
4.20%, 03/25/50	185	153,839
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	278	209,354
2.75%, 01/22/30 (Call 10/22/29)(a)	330	285,135
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	335	316,505
2.00%, 04/29/30 (Call 01/29/30)	483	402,422
2.13%, 04/29/32 (Call 01/29/32)	420	333,621
2.38%, 10/24/29 (Call 07/24/29)	278	240,481
3.88%, 05/18/28 (Call 02/18/28)	130	123,842
3.88%, 04/29/43 (Call 10/29/42)	196	157,357
5.20%, 10/24/25	230	229,218
5.30%, 10/24/27 (Call 09/24/27)	10	9,991
5.38%, 10/05/26 (Call 09/05/26)	55	55,042
5.50%, 01/24/33 (Call 10/24/32)	185	186,300
5.63%, 10/05/33 (Call 07/05/33)	100	101,809
5.88%, 09/30/36	224	232,142
Diageo Investment Corp., 4.25%, 05/11/42(a)	183	155,722
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	275	216,817
1.63%, 05/01/30 (Call 02/01/30)	395	324,038
1.95%, 10/21/31 (Call 07/21/31)	460	369,677
2.38%, 10/06/26 (Call 07/06/26)	447	418,909
52
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.63%, 03/19/27 (Call 01/19/27)	$245	$228,667
2.63%, 07/29/29 (Call 04/29/29)	433	385,755
2.63%, 10/21/41 (Call 04/21/41)	315	216,218
2.75%, 03/19/30 (Call 12/19/29)	442	388,412
2.75%, 10/21/51 (Call 04/21/51)	360	222,683
2.85%, 02/24/26 (Call 11/24/25)	205	196,838
2.88%, 10/15/49 (Call 04/15/49)	325	210,036
3.00%, 10/15/27 (Call 07/15/27)	575	536,983
3.45%, 10/06/46 (Call 04/06/46)	351	257,401
3.50%, 07/17/25 (Call 04/17/25)	141	137,931
3.60%, 02/18/28 (Call 01/18/28)	295	280,879
3.63%, 03/19/50 (Call 09/19/49)	339	252,003
3.88%, 03/19/60 (Call 09/19/59)	155	116,671
3.90%, 07/18/32 (Call 04/18/32)	505	462,689
4.00%, 05/02/47 (Call 11/02/46)	180	143,703
4.20%, 07/18/52 (Call 01/18/52)	150	122,607
4.45%, 05/15/28 (Call 04/15/28)	280	274,987
4.45%, 02/15/33 (Call 11/15/32)(a)	385	374,309
4.45%, 04/14/46 (Call 10/14/45)	310	267,219
4.55%, 02/13/26 (Call 01/13/26)(a)	185	183,043
4.65%, 02/15/53 (Call 08/15/52)(a)	215	190,393
5.13%, 11/10/26 (Call 10/10/26)	295	294,877
5.25%, 11/10/25	365	365,343
5.50%, 01/15/40	200	200,938
7.00%, 03/01/29(a)	160	173,361
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27 (Call 01/16/27)	115	113,196
		31,253,366
Chemicals — 0.6%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	350	331,528
1.85%, 05/15/27 (Call 03/15/27)	196	178,331
2.05%, 05/15/30 (Call 02/15/30)	350	292,653
2.70%, 05/15/40 (Call 11/15/39)	272	188,364
2.80%, 05/15/50 (Call 11/15/49)(a)	308	192,657
4.60%, 02/08/29 (Call 01/08/29)	255	249,041
4.75%, 02/08/31 (Call 12/08/30)	355	344,170
4.80%, 03/03/33 (Call 12/03/32)	320	307,285
4.85%, 02/08/34 (Call 11/08/33)	345	329,751
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	180	141,025
1.65%, 02/01/27 (Call 01/01/27)	275	250,364
2.13%, 02/01/32 (Call 11/01/31)(a)	270	217,483
2.13%, 08/15/50 (Call 02/15/50)	150	80,938
2.70%, 11/01/26 (Call 08/01/26)	390	367,837
2.70%, 12/15/51 (Call 06/15/51)	280	168,678
2.75%, 08/18/55 (Call 02/18/55)	245	144,333
3.25%, 12/01/27 (Call 09/01/27)	242	226,539
4.80%, 03/24/30 (Call 12/24/29)	252	247,067
5.25%, 01/15/28 (Call 12/15/27)	55	55,094
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	373	356,523
2.30%, 07/15/30 (Call 04/15/30)	227	190,847
4.50%, 05/15/26 (Call 04/15/26)	170	166,802
4.80%, 05/15/33 (Call 02/15/33)	160	152,223
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	265	209,476
3.20%, 01/30/26 (Call 10/30/25)	251	242,047
3.55%, 11/07/42 (Call 05/07/42)(a)	247	189,859
Security	Par (000)	Value
Chemicals (continued)
4.70%, 12/05/25 (Call 11/05/25)	$300	$297,551
		6,118,466
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49(a)	183	139,437
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	441	350,181
1.70%, 05/15/28 (Call 03/15/28)	432	380,658
3.38%, 09/15/25 (Call 06/15/25)	326	317,827
Brown University, Series A, 2.92%, 09/01/50 (Call 03/01/50)	190	123,179
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	195	125,369
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	363	349,091
4.00%, 05/01/32 (Call 02/01/32)	200	182,785
Duke University, Series 2020, 2.83%, 10/01/55	245	152,806
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	285	159,543
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	126	103,133
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)(a)	249	197,432
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	195	133,438
3.89%, 07/01/2116	173	122,287
4.68%, 07/01/2114	185	156,062
5.60%, 07/01/2111	253	256,528
Series F, 2.99%, 07/01/50 (Call 01/01/50)	200	136,081
Northwestern University, 4.64%, 12/01/44	189	172,521
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	440	421,855
2.30%, 06/01/30 (Call 03/01/30)	180	152,032
2.65%, 10/01/26 (Call 08/01/26)	485	455,645
2.85%, 10/01/29 (Call 07/01/29)	640	568,027
3.25%, 06/01/50 (Call 12/01/49)(a)	285	190,560
3.90%, 06/01/27 (Call 05/01/27)	190	182,659
4.40%, 06/01/32 (Call 03/01/32)(a)	370	348,244
5.05%, 06/01/52 (Call 12/01/51)	385	349,207
5.25%, 06/01/62 (Call 12/01/61)	160	144,353
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(a)	151	92,599
3.15%, 07/15/46 (Call 01/15/46)	209	150,207
3.30%, 07/15/56 (Call 01/15/56)	200	139,065
3.75%, 11/15/52 (Call 05/15/52)	145	113,043
Series ., 4.61%, 02/15/35 (Call 11/15/34)(a)	5	4,796
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	270	162,512
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	235	185,812
2.30%, 08/15/60 (Call 02/15/60)	228	115,061
2.45%, 03/01/27 (Call 02/01/27)	325	300,760
2.50%, 12/01/29 (Call 09/01/29)	215	186,429
2.70%, 03/01/29 (Call 01/01/29)	485	432,418
2.90%, 03/01/32 (Call 12/01/31)	550	465,707
2.95%, 01/22/27 (Call 10/22/26)	288	270,766
3.25%, 12/01/49 (Call 06/01/49)(a)	169	115,471
3.70%, 03/01/52 (Call 09/01/51)	365	268,633
3.90%, 03/01/62 (Call 09/01/61)	205	148,845
4.25%, 05/01/29 (Call 02/01/29)(a)	320	306,121
4.75%, 08/01/28 (Call 05/01/28)	160	156,907
Schedule of Investments
53

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 09/15/33 (Call 06/15/33)(c)	$140	$138,751
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	155	109,330
Trustees of Princeton University (The)
5.70%, 03/01/39	194	203,736
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(a)	209	131,324
University of Miami, 4.06%, 04/01/52	195	154,218
University of Southern California
3.03%, 10/01/39	269	208,076
4.98%, 10/01/53 (Call 04/01/53)	25	23,607
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	175	128,726
4.35%, 04/15/2122 (Call 10/15/2121)	180	137,587
Yale University
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	205	166,966
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)(a)	210	126,452
		11,514,865
Computers — 3.3%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	415	390,566
0.70%, 02/08/26 (Call 01/08/26)(a)	942	871,039
1.13%, 05/11/25 (Call 04/11/25)	797	763,185
1.20%, 02/08/28 (Call 12/08/27)	698	607,415
1.25%, 08/20/30 (Call 05/20/30)	373	297,779
1.40%, 08/05/28 (Call 06/05/28)	895	772,643
1.65%, 05/11/30 (Call 02/11/30)	636	524,555
1.65%, 02/08/31 (Call 11/08/30)	882	712,254
1.70%, 08/05/31 (Call 05/05/31)	390	311,300
2.05%, 09/11/26 (Call 07/11/26)	750	698,306
2.20%, 09/11/29 (Call 06/11/29)	667	579,660
2.38%, 02/08/41 (Call 08/08/40)	540	361,825
2.40%, 08/20/50 (Call 02/20/50)	445	260,468
2.45%, 08/04/26 (Call 05/04/26)	845	796,790
2.55%, 08/20/60 (Call 02/20/60)(a)	550	319,087
2.65%, 05/11/50 (Call 11/11/49)	885	546,237
2.65%, 02/08/51 (Call 08/08/50)	1,007	615,391
2.70%, 08/05/51 (Call 02/05/51)	628	387,458
2.80%, 02/08/61 (Call 08/08/60)	580	341,186
2.85%, 08/05/61 (Call 02/05/61)	475	281,974
2.90%, 09/12/27 (Call 06/12/27)(a)	775	723,452
2.95%, 09/11/49 (Call 03/11/49)	493	326,530
3.00%, 06/20/27 (Call 03/20/27)	536	504,123
3.00%, 11/13/27 (Call 08/13/27)	619	579,900
3.20%, 05/13/25	703	688,484
3.20%, 05/11/27 (Call 02/11/27)	797	755,466
3.25%, 02/23/26 (Call 11/23/25)	1,191	1,150,764
3.25%, 08/08/29 (Call 06/08/29)	395	362,978
3.35%, 02/09/27 (Call 11/09/26)	813	776,606
3.35%, 08/08/32 (Call 05/08/32)(a)	515	456,562
3.45%, 02/09/45	689	522,318
3.75%, 09/12/47 (Call 03/12/47)	355	274,828
3.75%, 11/13/47 (Call 05/13/47)	442	341,204
3.85%, 05/04/43	962	786,522
3.85%, 08/04/46 (Call 02/04/46)	687	545,387
3.95%, 08/08/52 (Call 02/08/52)	580	456,803
4.00%, 05/10/28 (Call 04/10/28)	550	531,748
4.10%, 08/08/62 (Call 02/08/62)	480	376,807
4.15%, 05/10/30 (Call 03/10/30)(a)	240	230,684
4.25%, 02/09/47 (Call 08/09/46)	353	301,707
4.30%, 05/10/33 (Call 02/10/33)(a)	415	399,722
4.38%, 05/13/45	678	588,552
Security	Par (000)	Value
Computers (continued)
4.45%, 05/06/44	$344	$308,586
4.50%, 02/23/36 (Call 08/23/35)(a)	573	547,414
4.65%, 02/23/46 (Call 08/23/45)	1,342	1,207,747
4.85%, 05/10/53 (Call 11/10/52)(a)	435	404,048
IBM International Capital Pte Ltd.
4.60%, 02/05/29 (Call 01/05/29)	20	19,363
4.75%, 02/05/31 (Call 12/05/30)	15	14,368
4.90%, 02/05/34 (Call 11/05/33)	65	61,546
5.25%, 02/05/44 (Call 08/05/43)	160	147,873
5.30%, 02/05/54 (Call 08/05/53)	470	428,942
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	540	485,300
1.95%, 05/15/30 (Call 02/15/30)	325	267,841
2.20%, 02/09/27 (Call 01/09/27)	265	243,844
2.72%, 02/09/32 (Call 11/09/31)	105	88,161
2.85%, 05/15/40 (Call 11/15/39)	253	175,819
2.95%, 05/15/50 (Call 11/15/49)	275	170,210
3.30%, 05/15/26	1,190	1,143,721
3.30%, 01/27/27(a)	270	256,835
3.43%, 02/09/52 (Call 08/09/51)(a)	235	157,670
3.45%, 02/19/26	113	109,344
3.50%, 05/15/29	1,145	1,053,889
4.00%, 07/27/25	195	191,545
4.00%, 06/20/42	425	338,547
4.15%, 07/27/27 (Call 06/27/27)	190	183,407
4.15%, 05/15/39	700	585,802
4.25%, 05/15/49(a)	995	789,203
4.40%, 07/27/32 (Call 04/27/32)	330	307,592
4.50%, 02/06/26(a)	115	113,515
4.50%, 02/06/28 (Call 01/06/28)	385	375,380
4.70%, 02/19/46	300	259,067
4.75%, 02/06/33 (Call 11/06/32)(a)	280	266,730
4.90%, 07/27/52 (Call 01/27/52)	325	283,791
5.10%, 02/06/53 (Call 08/06/52)	275	248,881
5.60%, 11/30/39	304	300,938
5.88%, 11/29/32	222	229,265
7.00%, 10/30/25	309	316,014
		34,202,463
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.
3.10%, 08/15/25(a)	257	250,176
3.10%, 08/15/27 (Call 07/15/27)	370	349,490
3.25%, 08/15/32 (Call 05/15/32)	260	227,211
3.70%, 08/01/47 (Call 02/01/47)	198	153,948
4.00%, 08/15/45	222	182,852
4.60%, 03/01/28 (Call 02/01/28)	125	123,726
4.60%, 03/01/33 (Call 12/01/32)(a)	140	135,256
4.80%, 03/02/26	190	189,108
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	295	237,872
2.38%, 12/01/29 (Call 09/01/29)	275	236,828
2.60%, 04/15/30 (Call 01/15/30)	260	224,549
3.13%, 12/01/49 (Call 06/01/49)	189	122,994
3.15%, 03/15/27 (Call 12/15/26)	253	239,427
4.15%, 03/15/47 (Call 09/15/46)	200	157,996
4.38%, 05/15/28 (Call 04/15/28)	230	223,592
4.65%, 05/15/33 (Call 02/15/33)(a)	260	246,775
5.00%, 02/14/34 (Call 11/14/33)	125	120,094
5.15%, 05/15/53 (Call 11/15/52)(a)	190	175,655
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)(a)	555	537,527
54
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.00%, 03/22/30 (Call 01/22/30)	$380	$375,525
5.05%, 03/22/28 (Call 02/22/28)	430	428,646
5.05%, 03/22/53 (Call 09/22/52)	480	442,833
5.10%, 03/22/43 (Call 09/22/42)	315	297,120
5.20%, 03/22/63 (Call 09/22/62)(a)	225	207,878
5.35%, 03/22/26 (Call 02/22/26)	160	160,112
Procter & Gamble Co. (The)
0.55%, 10/29/25	367	343,125
1.00%, 04/23/26	395	365,324
1.20%, 10/29/30	395	313,159
1.90%, 02/01/27	300	276,935
1.95%, 04/23/31(a)	325	268,388
2.30%, 02/01/32	380	316,998
2.45%, 11/03/26	371	348,505
2.70%, 02/02/26	244	234,308
2.80%, 03/25/27	237	223,299
2.85%, 08/11/27	328	307,035
3.00%, 03/25/30	625	562,977
3.55%, 03/25/40	185	149,972
3.95%, 01/26/28(a)	260	252,291
4.05%, 01/26/33(a)	405	378,867
4.10%, 01/26/26(a)	340	334,585
4.35%, 01/29/29(a)	220	215,140
4.55%, 01/29/34	225	215,400
5.55%, 03/05/37	170	174,718
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	150	119,492
1.75%, 08/12/31 (Call 05/12/31)	390	309,473
2.00%, 07/28/26	285	265,819
2.13%, 09/06/29 (Call 06/06/29)	385	332,221
2.90%, 05/05/27 (Call 02/05/27)	410	384,596
3.10%, 07/30/25(a)	293	285,439
3.50%, 03/22/28 (Call 12/22/27)(a)	443	418,187
4.88%, 09/08/28 (Call 08/08/28)	295	292,820
5.00%, 12/08/33 (Call 09/08/33)(a)	295	289,047
5.90%, 11/15/32	313	326,657
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	240	147,895
		14,499,862
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	292	254,648
Diversified Financial Services — 3.6%
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	435	396,090
2.55%, 03/04/27 (Call 02/01/27)	670	619,679
3.13%, 05/20/26 (Call 04/20/26)	360	343,202
3.30%, 05/03/27 (Call 04/03/27)	664	624,741
3.95%, 08/01/25 (Call 07/01/25)	470	460,509
4.05%, 05/03/29 (Call 03/03/29)	390	371,029
4.05%, 12/03/42	384	316,593
4.20%, 11/06/25 (Call 10/06/25)	370	362,928
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(b)	450	417,777
4.90%, 02/13/26 (Call 01/13/26)	655	648,467
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(b)	610	605,046
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(b)	285	269,743
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(b)	515	493,647
Security	Par (000)	Value
Diversified Financial Services (continued)
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(b)	$275	$271,896
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(b)	555	550,855
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(b)	230	228,872
5.53%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.090%)(b)	325	324,547
5.63%, 07/28/34 (Call 04/27/33), (1-day SOFR + 1.930%)(b)	45	44,091
5.65%, 04/23/27 (Call 04/23/26), (1-day SOFR +0.750%)(b)	325	325,191
5.85%, 11/05/27 (Call 10/05/27)(a)	630	639,380
5.92%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.630%)(b)	125	124,445
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(b)	335	337,662
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(b)	290	303,570
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	235	221,888
4.50%, 05/13/32 (Call 02/13/32)	155	145,923
5.15%, 05/15/33 (Call 02/15/33)	295	289,312
5.70%, 12/15/28 (Call 11/15/28)	200	202,299
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	80	83,361
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	105	106,167
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	185	146,150
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	280	233,024
3.50%, 03/30/51 (Call 09/30/50)(a)	253	171,195
3.90%, 01/25/28 (Call 10/25/27)	416	394,466
4.25%, 06/02/26 (Call 03/02/26)	171	166,464
4.35%, 04/15/30 (Call 01/15/30)	321	299,691
4.70%, 09/20/47 (Call 03/20/47)	347	287,344
4.85%, 03/29/29 (Call 12/29/28)	325	315,692
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	224	148,324
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	170	134,840
3.65%, 01/12/27 (Call 10/12/26)	334	320,754
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	306	281,580
1.15%, 05/13/26 (Call 04/13/26)	210	192,862
1.65%, 03/11/31 (Call 12/11/30)	290	227,146
1.95%, 12/01/31 (Call 09/01/31)	375	293,847
2.00%, 03/20/28 (Call 01/20/28)	496	438,116
2.30%, 05/13/31 (Call 02/13/31)(a)	360	294,508
2.45%, 03/03/27 (Call 02/03/27)	540	497,545
2.90%, 03/03/32 (Call 12/03/31)(a)	480	400,938
3.20%, 03/02/27 (Call 12/02/26)	315	297,099
3.20%, 01/25/28 (Call 10/25/27)	130	120,429
3.25%, 05/22/29 (Call 02/22/29)	211	191,633
3.30%, 04/01/27 (Call 01/01/27)(a)	178	168,206
3.85%, 05/21/25 (Call 03/21/25)	241	236,792
4.00%, 02/01/29 (Call 11/01/28)	277	262,659
4.63%, 03/22/30 (Call 12/22/29)(a)	261	253,468
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(b)	345	345,456
Schedule of Investments
55

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(b)	$545	$542,145
5.88%, 08/24/26 (Call 07/24/26)	210	211,969
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(b)	490	496,646
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(b)	385	394,015
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	270	226,853
3.75%, 06/15/28 (Call 03/15/28)	192	183,218
4.15%, 06/15/48 (Call 12/15/47)	265	218,202
5.30%, 09/15/43 (Call 03/15/43)	347	339,453
Credit Suisse USA Inc., 7.13%, 07/15/32	166	180,432
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	160	126,929
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	555	421,075
2.10%, 06/15/30 (Call 03/15/30)	515	427,139
2.65%, 09/15/40 (Call 03/15/40)	465	316,993
3.00%, 06/15/50 (Call 12/15/49)(a)	475	302,513
3.00%, 09/15/60 (Call 03/15/60)	455	267,379
3.10%, 09/15/27 (Call 06/15/27)(a)	255	237,717
3.65%, 05/23/25	485	475,454
3.75%, 12/01/25 (Call 09/01/25)	465	452,744
3.75%, 09/21/28 (Call 06/21/28)(a)	190	178,862
4.00%, 09/15/27 (Call 08/15/27)	610	584,565
4.25%, 09/21/48 (Call 03/21/48)	415	335,886
4.35%, 06/15/29 (Call 04/15/29)	465	444,280
4.60%, 03/15/33 (Call 12/15/32)	550	515,481
4.95%, 06/15/52 (Call 12/15/51)(a)	525	472,906
5.20%, 06/15/62 (Call 12/15/61)	425	387,874
Invesco Finance PLC, 3.75%, 01/15/26	216	209,423
Legg Mason Inc., 5.63%, 01/15/44	223	214,520
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	255	208,132
2.00%, 11/18/31 (Call 08/18/31)	260	209,314
2.95%, 11/21/26 (Call 08/21/26)	401	380,049
2.95%, 06/01/29 (Call 03/01/29)	291	262,809
2.95%, 03/15/51 (Call 09/15/50)	253	164,532
3.30%, 03/26/27 (Call 01/26/27)	360	342,371
3.35%, 03/26/30 (Call 12/26/29)	567	516,338
3.50%, 02/26/28 (Call 11/26/27)	190	180,105
3.65%, 06/01/49 (Call 12/01/48)	310	232,838
3.80%, 11/21/46 (Call 05/21/46)	196	152,465
3.85%, 03/26/50 (Call 09/26/49)	561	434,308
3.95%, 02/26/48 (Call 08/26/47)	155	123,594
4.85%, 03/09/33 (Call 12/09/32)	275	268,968
4.88%, 03/09/28 (Call 02/09/28)(a)	250	248,888
ORIX Corp.
2.25%, 03/09/31(a)	170	139,241
4.00%, 04/13/32	105	94,979
5.00%, 09/13/27	165	162,249
5.20%, 09/13/32(a)	185	181,648
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	295	211,232
4.65%, 04/01/30 (Call 01/01/30)	230	221,662
4.95%, 07/15/46	315	275,614
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	217	189,571
1.10%, 02/15/31 (Call 11/15/30)(a)	400	309,988
1.90%, 04/15/27 (Call 02/15/27)	596	545,316
Security	Par (000)	Value
Diversified Financial Services (continued)
2.00%, 08/15/50 (Call 02/15/50)(a)	$693	$376,107
2.05%, 04/15/30 (Call 01/15/30)	538	453,078
2.70%, 04/15/40 (Call 10/15/39)	361	255,670
2.75%, 09/15/27 (Call 06/15/27)	287	266,054
3.15%, 12/14/25 (Call 09/14/25)	1,371	1,328,243
3.65%, 09/15/47 (Call 03/15/47)	243	184,139
4.15%, 12/14/35 (Call 06/14/35)	477	433,573
4.30%, 12/14/45 (Call 06/14/45)	1,186	1,003,075
		36,769,961
Electric — 6.1%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	215	156,884
4.50%, 06/15/52 (Call 12/01/51)	125	102,006
5.40%, 03/15/53 (Call 09/15/52)	240	224,401
Series M, 3.65%, 04/01/50 (Call 10/01/49)	220	156,082
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)(a)	255	161,603
3.05%, 03/15/32 (Call 12/15/31)(a)	95	80,839
3.13%, 07/15/51 (Call 01/15/51)	140	90,558
3.45%, 10/01/49 (Call 04/01/49)	185	128,573
3.75%, 09/01/27 (Call 08/01/27)	305	289,572
3.75%, 03/01/45 (Call 09/01/44)	268	201,462
6.00%, 03/01/39	142	143,378
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	250	197,813
Series A, 4.30%, 07/15/48 (Call 01/15/48)	212	169,807
Series B, 3.70%, 12/01/47 (Call 06/01/47)	219	160,181
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	161	117,551
3.85%, 09/01/32 (Call 06/01/32)	135	120,036
4.50%, 03/15/49 (Call 09/15/48)	150	124,978
4.95%, 06/01/33 (Call 03/01/33)(a)	220	210,510
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	253	207,165
3.50%, 08/15/46 (Call 02/15/46)	203	144,290
4.55%, 06/01/52 (Call 12/01/51)(a)	178	146,766
5.40%, 06/01/53 (Call 12/01/52)	230	217,278
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	200	155,478
2.85%, 05/15/51 (Call 11/15/50)	535	320,093
3.25%, 04/15/28 (Call 01/15/28)(a)	224	207,505
3.70%, 07/15/30 (Call 04/15/30)	295	268,829
3.80%, 07/15/48 (Call 01/15/48)	270	193,975
4.25%, 10/15/50 (Call 04/15/50)	355	271,770
4.45%, 01/15/49 (Call 07/15/48)	367	294,336
4.50%, 02/01/45 (Call 08/01/44)	272	230,237
4.60%, 05/01/53 (Call 11/01/52)	310	251,142
5.15%, 11/15/43 (Call 05/15/43)	250	231,083
5.95%, 05/15/37	160	159,891
6.13%, 04/01/36	636	650,318
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	150	112,420
3.60%, 03/01/52 (Call 09/01/51)	260	183,547
4.50%, 04/01/44 (Call 10/01/43)	269	226,561
4.95%, 04/01/33 (Call 01/01/33)	240	230,342
5.20%, 10/01/28 (Call 09/01/28)	85	84,693
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	278	222,059
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	98	66,540
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	210	195,167
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	281	265,618
3.00%, 03/01/50 (Call 09/01/49)	270	168,943
56
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.65%, 06/15/46 (Call 12/15/45)	$272	$197,484
3.70%, 08/15/28 (Call 05/15/28)	223	209,430
4.00%, 03/01/48 (Call 09/01/47)	275	209,164
5.30%, 02/01/53 (Call 08/01/52)	195	180,071
5.90%, 03/15/36	80	81,843
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	101	74,036
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	316	202,141
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	325	250,997
5.25%, 01/15/53 (Call 07/15/52)(a)	155	145,255
Series A, 3.20%, 03/15/27 (Call 12/15/26)	80	75,545
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	360	297,635
3.20%, 12/01/51 (Call 06/01/51)	235	151,301
3.60%, 06/15/61 (Call 12/15/60)(a)	285	191,452
3.70%, 11/15/59 (Call 05/15/59)	210	140,993
3.85%, 06/15/46 (Call 12/15/45)	215	160,885
3.95%, 03/01/43 (Call 09/01/42)	267	208,690
4.45%, 03/15/44 (Call 09/15/43)	233	194,565
4.50%, 12/01/45 (Call 06/01/45)	188	156,044
4.50%, 05/15/58 (Call 11/15/57)	235	187,054
4.63%, 12/01/54 (Call 06/01/54)	243	200,603
5.20%, 03/01/33 (Call 12/01/32)(a)	185	182,334
5.50%, 03/15/34 (Call 12/15/33)	315	314,292
5.90%, 11/15/53 (Call 05/15/53)	285	286,714
6.15%, 11/15/52 (Call 05/15/52)(a)	255	264,881
Series 07-A, 6.30%, 08/15/37	162	168,759
Series 08-B, 6.75%, 04/01/38	131	142,349
Series 09-C, 5.50%, 12/01/39	221	213,094
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	205	153,723
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	303	272,771
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	369	281,146
Series A, 4.13%, 05/15/49 (Call 11/15/48)	263	202,861
Series C, 3.00%, 12/01/60 (Call 06/01/60)	125	71,791
Series C, 4.30%, 12/01/56 (Call 06/01/56)	160	123,397
Series D, 4.00%, 12/01/28 (Call 09/01/28)	205	195,009
Series E, 4.65%, 12/01/48 (Call 06/01/48)	182	152,358
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	13	6,865
3.10%, 08/15/50 (Call 02/15/50)	230	152,017
3.50%, 08/01/51 (Call 02/01/51)	232	164,680
4.05%, 05/15/48 (Call 11/15/47)(a)	175	138,621
4.35%, 04/15/49 (Call 10/15/48)	193	159,382
4.60%, 05/30/29 (Call 03/30/29)(a)	95	92,054
4.63%, 05/15/33 (Call 11/15/32)	245	230,048
4.90%, 02/15/29 (Call 12/15/28)	135	132,691
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)(a)	124	108,215
6.05%, 01/15/38(a)	190	193,441
6.25%, 10/15/53 (Call 04/15/53)	120	127,009
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	133	112,415
2.95%, 03/01/50 (Call 09/01/49)	212	132,737
3.70%, 03/15/45 (Call 09/15/44)	176	131,897
3.95%, 03/01/49 (Call 09/01/48)	205	157,320
4.85%, 12/01/26	70	69,353
5.20%, 04/01/33 (Call 01/01/33)	220	216,169
5.20%, 03/01/34 (Call 12/01/33)(a)	175	170,196
5.40%, 04/01/53 (Call 10/01/52)	300	286,776
Series A, 1.90%, 04/01/28 (Call 02/01/28)	178	157,141
Series A, 3.00%, 03/01/32 (Call 12/01/31)	205	173,059
Security	Par (000)	Value
Electric (continued)
Series A, 4.05%, 05/15/48 (Call 11/15/47)	$70	$54,362
Series C, 2.63%, 03/01/31 (Call 12/01/30)	229	192,919
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	240	205,459
2.55%, 04/15/31 (Call 01/15/31)(a)	169	141,867
2.85%, 03/15/32 (Call 12/15/31)	140	117,021
2.95%, 12/01/26 (Call 09/01/26)	250	236,037
3.20%, 08/15/49 (Call 02/15/49)	280	184,353
3.55%, 03/15/52 (Call 09/15/51)	150	103,065
3.70%, 12/01/47 (Call 06/01/47)	230	164,464
3.75%, 06/01/45 (Call 12/01/44)	197	144,783
3.88%, 03/15/46 (Call 09/15/45)	180	135,278
3.95%, 11/15/28 (Call 08/15/28)	190	179,956
3.95%, 03/15/48 (Call 09/15/47)	147	110,495
4.00%, 09/30/42 (Call 03/30/42)	205	162,753
4.25%, 12/15/41 (Call 06/15/41)	276	225,862
4.85%, 01/15/34 (Call 10/15/33)	140	132,649
4.95%, 01/15/33 (Call 10/15/32)	405	389,749
5.30%, 02/15/40	256	242,909
5.35%, 01/15/53 (Call 07/15/52)	215	199,697
5.40%, 01/15/54 (Call 07/15/53)	362	340,294
6.00%, 01/15/38	147	148,254
6.05%, 04/15/38	250	253,860
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	220	178,598
2.40%, 12/15/31 (Call 09/15/31)	385	313,803
2.50%, 12/01/29 (Call 09/01/29)	280	242,498
3.00%, 12/15/51 (Call 06/15/51)	230	141,586
3.20%, 01/15/27 (Call 10/15/26)	247	233,393
3.40%, 10/01/46 (Call 04/01/46)	230	158,117
3.80%, 07/15/28 (Call 04/15/28)	195	184,344
5.88%, 11/15/33 (Call 08/15/33)	175	178,863
5.95%, 11/15/52 (Call 05/15/52)	135	135,746
6.20%, 11/15/53 (Call 05/15/53)	260	270,933
6.35%, 09/15/37	105	108,788
6.40%, 06/15/38	285	296,856
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)(a)	160	93,978
3.75%, 05/15/46 (Call 11/15/45)	170	124,916
5.40%, 04/01/53 (Call 10/01/52)	175	161,899
6.35%, 08/15/38	196	204,292
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	235	154,612
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	175	138,777
2.50%, 08/15/50 (Call 02/15/50)	238	133,272
3.25%, 08/15/25 (Call 05/15/25)(a)	205	199,315
3.40%, 04/01/32 (Call 01/01/32)	235	203,649
3.45%, 03/15/29 (Call 12/15/28)	230	211,859
3.60%, 09/15/47 (Call 03/15/47)	175	122,995
3.70%, 09/01/28 (Call 06/01/28)(a)	199	186,661
4.10%, 05/15/42 (Call 11/15/41)	190	151,853
4.10%, 03/15/43 (Call 09/15/42)	186	147,107
4.15%, 12/01/44 (Call 06/01/44)	185	145,819
4.20%, 08/15/45 (Call 02/15/45)	240	188,752
5.10%, 03/15/34 (Call 12/15/33)	105	101,466
5.25%, 03/15/33 (Call 12/15/32)	160	157,023
5.35%, 03/15/53 (Call 09/15/52)	180	166,713
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	272	154,070
3.50%, 04/01/26 (Call 01/01/26)	385	372,058
4.20%, 04/01/49 (Call 10/01/48)	125	97,094
Schedule of Investments
57

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
2.35%, 06/15/32 (Call 03/15/32)	$190	$150,385
2.90%, 03/15/51 (Call 09/15/50)	270	160,562
3.10%, 06/15/41 (Call 12/15/40)	135	94,857
4.00%, 03/15/33 (Call 12/15/32)	222	197,511
4.20%, 09/01/48 (Call 03/01/48)	323	250,409
4.20%, 04/01/50 (Call 10/01/49)	213	164,027
4.75%, 09/15/52 (Call 03/15/52)	160	134,310
5.35%, 03/15/34 (Call 12/15/33)	130	126,094
5.70%, 03/15/54 (Call 09/15/53)	250	240,622
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	285	224,587
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	180	120,806
4.13%, 03/01/42 (Call 09/01/41)	191	153,554
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	445	363,713
2.88%, 12/04/51 (Call 06/04/51)	400	246,346
3.13%, 12/01/25 (Call 06/01/25)	296	286,011
3.15%, 10/01/49 (Call 04/01/49)	234	155,399
3.70%, 12/01/47 (Call 06/01/47)	295	218,665
3.95%, 03/01/48 (Call 09/01/47)	328	253,443
3.99%, 03/01/49 (Call 09/01/48)	260	201,177
4.05%, 06/01/42 (Call 12/01/41)	243	198,442
4.05%, 10/01/44 (Call 04/01/44)	135	108,126
4.13%, 02/01/42 (Call 08/01/41)	267	220,254
4.13%, 06/01/48 (Call 12/01/47)	187	147,752
4.40%, 05/15/28 (Call 03/15/28)	180	174,565
4.45%, 05/15/26 (Call 04/15/26)	100	98,434
4.63%, 05/15/30 (Call 03/15/30)	195	188,940
4.80%, 05/15/33 (Call 02/15/33)	145	138,148
5.05%, 04/01/28 (Call 03/01/28)	300	298,564
5.10%, 04/01/33 (Call 01/01/33)	340	331,503
5.30%, 04/01/53 (Call 10/01/52)(a)	300	283,931
5.69%, 03/01/40	215	218,223
5.95%, 02/01/38	195	199,642
5.96%, 04/01/39	125	128,914
Indiana Michigan Power Co., 5.63%, 04/01/53 (Call 10/01/52)	215	205,772
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42(a)	100	90,991
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	195	129,418
4.38%, 10/01/45 (Call 04/01/45)	182	147,859
5.13%, 11/01/40 (Call 05/01/40)	279	257,369
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	155	90,507
3.15%, 04/15/50 (Call 10/15/49)	255	165,875
3.65%, 04/15/29 (Call 01/15/29)	358	332,429
3.65%, 08/01/48 (Call 02/01/48)	298	216,751
4.25%, 07/15/49 (Call 01/15/49)	362	290,710
5.30%, 02/01/55 (Call 08/01/54)	65	60,463
5.85%, 09/15/54 (Call 03/15/54)	345	347,107
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	173	157,753
2.40%, 03/15/30 (Call 12/15/29)	143	120,740
2.75%, 04/15/32 (Call 01/15/32)	180	148,143
3.40%, 02/07/28 (Call 11/07/27)	256	239,191
4.02%, 11/01/32 (Call 05/01/32)(a)	153	136,974
4.30%, 03/15/49 (Call 09/15/48)	147	117,634
4.45%, 03/13/26 (Call 02/13/26)	115	113,145
4.80%, 02/05/27 (Call 01/05/27)(a)	155	153,674
Security	Par (000)	Value
Electric (continued)
4.80%, 03/15/28 (Call 02/15/28)	$180	$177,088
4.85%, 02/07/29 (Call 01/07/29)	165	161,356
5.45%, 10/30/25	225	224,734
5.80%, 01/15/33 (Call 07/15/32)	220	222,883
Nevada Power Co.
6.00%, 03/15/54 (Call 09/15/53)	185	184,418
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	200	186,273
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	245	140,913
2.90%, 03/01/50 (Call 09/01/49)	283	176,255
3.40%, 08/15/42 (Call 02/15/42)	89	65,731
3.60%, 09/15/47 (Call 03/15/47)	33	23,657
4.50%, 06/01/52 (Call 12/01/51)	210	173,393
5.10%, 05/15/53 (Call 11/15/52)(a)	270	244,756
5.40%, 03/15/54 (Call 09/15/53)	130	123,234
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	395	372,498
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	239	206,925
3.10%, 09/15/49 (Call 03/15/49)	259	168,141
3.70%, 11/15/28 (Call 08/15/28)	290	271,159
3.75%, 04/01/45 (Call 10/01/44)	253	191,394
4.30%, 05/15/28 (Call 04/15/28)	40	38,485
4.55%, 09/15/32 (Call 06/15/32)	235	220,462
4.95%, 09/15/52 (Call 03/15/52)	331	294,717
5.65%, 11/15/33 (Call 08/15/33)	295	296,495
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	365	206,613
3.30%, 03/15/51 (Call 09/15/50)	225	140,805
4.13%, 01/15/49 (Call 07/15/48)	232	170,980
4.15%, 02/15/50 (Call 08/15/49)	224	166,923
5.10%, 02/15/29 (Call 01/15/29)(a)	185	182,771
5.30%, 02/15/31 (Call 12/15/30)(a)	250	243,830
5.35%, 12/01/53 (Call 06/01/53)	400	348,734
5.45%, 02/15/34 (Call 11/15/33)	195	187,307
5.50%, 05/15/54 (Call 11/15/53)(a)	415	371,154
5.75%, 04/01/37	242	235,209
5.80%, 01/15/55 (Call 07/15/54)	475	438,616
6.00%, 01/15/39	225	223,257
6.25%, 10/15/37	215	217,463
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	192	147,924
4.90%, 06/15/33 (Call 03/15/33)(a)	198	191,056
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	215	174,002
6.50%, 11/15/37	170	181,727
PPL Electric Utilities Corp.
4.85%, 02/15/34 (Call 11/15/33)	205	195,373
5.00%, 05/15/33 (Call 02/15/33)	230	222,326
5.25%, 05/15/53 (Call 11/15/52)	255	238,636
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	250	196,778
3.60%, 09/15/42 (Call 03/15/42)	209	153,356
5.25%, 04/01/53 (Call 10/01/52)	330	296,016
5.35%, 05/15/34 (Call 11/15/33)	125	121,978
5.75%, 05/15/54 (Call 11/15/53)	125	121,226
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	260	166,787
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	265	225,308
3.80%, 03/01/46 (Call 09/01/45)	213	161,030
4.65%, 03/15/33 (Call 12/15/32)	180	169,708
58
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 08/01/33 (Call 05/01/33)(a)	$60	$58,795
5.45%, 03/01/54 (Call 09/01/53)	175	168,440
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	215	167,325
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	277	261,514
3.70%, 03/15/52 (Call 09/15/51)	180	126,799
4.50%, 08/15/40	185	159,909
4.95%, 08/15/28 (Call 07/15/28)	185	182,397
5.35%, 04/01/53 (Call 10/01/52)(a)	260	240,424
5.55%, 04/15/54 (Call 10/15/53)	165	157,566
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	336	268,786
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	295	185,388
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	195	164,841
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	175	145,357
2.75%, 02/01/32 (Call 11/01/31)	185	151,398
2.85%, 08/01/29 (Call 05/01/29)	137	120,862
3.45%, 02/01/52 (Call 08/01/51)	270	179,834
3.65%, 02/01/50 (Call 08/01/49)	427	296,810
4.00%, 04/01/47 (Call 10/01/46)	559	418,903
4.50%, 09/01/40 (Call 03/01/40)	175	147,156
4.65%, 10/01/43 (Call 04/01/43)	239	201,223
4.88%, 02/01/27 (Call 01/01/27)	175	172,485
5.15%, 06/01/29 (Call 05/01/29)(a)	175	172,250
5.20%, 06/01/34 (Call 03/01/34)	240	229,240
5.30%, 03/01/28 (Call 02/01/28)	90	89,535
5.35%, 03/01/26	280	278,955
5.50%, 03/15/40	174	165,446
5.65%, 10/01/28 (Call 09/01/28)	45	45,273
5.85%, 11/01/27 (Call 10/01/27)	430	435,061
5.88%, 12/01/53 (Call 06/01/53)	260	253,243
5.95%, 11/01/32 (Call 08/01/32)(a)	230	233,975
6.00%, 01/15/34	210	212,742
6.05%, 03/15/39	156	155,343
Series 08-A, 5.95%, 02/01/38(a)	230	227,902
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	270	164,341
Series A, 4.20%, 03/01/29 (Call 12/01/28)	164	154,868
Series B, 4.88%, 03/01/49 (Call 09/01/48)	225	190,730
Series C, 4.13%, 03/01/48 (Call 09/01/47)	512	390,027
Series D, 4.70%, 06/01/27 (Call 05/01/27)	390	381,391
Series E, 3.70%, 08/01/25 (Call 06/01/25)	367	358,258
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	230	143,557
Tampa Electric Co., 4.90%, 03/01/29 (Call 02/01/29)	10	9,769
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	170	133,735
2.63%, 03/15/51 (Call 09/15/50)	185	106,650
3.90%, 04/01/52 (Call 10/01/51)	190	142,033
5.20%, 04/01/34 (Call 01/01/34)	150	145,426
5.45%, 03/15/53 (Call 09/15/52)	195	183,062
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	68	54,709
2.40%, 03/30/32 (Call 12/30/31)(a)	240	193,040
2.45%, 12/15/50 (Call 06/15/50)	413	225,687
2.95%, 11/15/51 (Call 05/15/51)	385	234,448
3.30%, 12/01/49 (Call 06/01/49)	192	127,469
4.00%, 01/15/43 (Call 07/15/42)	210	165,169
4.45%, 02/15/44 (Call 08/15/43)	56	46,377
4.60%, 12/01/48 (Call 06/01/48)	139	114,762
Security	Par (000)	Value
Electric (continued)
5.00%, 04/01/33 (Call 01/01/33)	$290	$276,454
5.00%, 01/15/34 (Call 10/15/33)	180	171,262
5.35%, 01/15/54 (Call 07/15/53)(a)	135	125,058
5.45%, 04/01/53 (Call 10/01/52)	260	242,979
5.70%, 08/15/53 (Call 02/15/53)(a)	255	248,626
8.88%, 11/15/38	316	403,769
Series A, 2.88%, 07/15/29 (Call 04/15/29)	200	177,587
Series A, 3.15%, 01/15/26 (Call 10/15/25)	320	307,787
Series A, 3.50%, 03/15/27 (Call 12/15/26)	238	225,939
Series A, 3.80%, 04/01/28 (Call 01/01/28)	220	207,507
Series A, 6.00%, 05/15/37	107	107,516
Series B, 3.75%, 05/15/27 (Call 04/15/27)	265	252,570
Series B, 3.80%, 09/15/47 (Call 03/15/47)	270	195,992
Series B, 6.00%, 01/15/36	215	218,195
Series C, 4.00%, 11/15/46 (Call 05/15/46)	240	182,236
Series C, 4.63%, 05/15/52 (Call 11/15/51)	253	208,314
Series D, 4.65%, 08/15/43 (Call 02/15/43)	230	196,238
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	140	133,548
		62,607,367
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	337	304,696
1.80%, 10/15/27 (Call 08/15/27)	167	149,621
1.95%, 10/15/30 (Call 07/15/30)	175	145,105
2.00%, 12/21/28 (Call 10/21/28)(a)	285	249,058
2.20%, 12/21/31 (Call 09/21/31)(a)	440	359,251
2.75%, 10/15/50 (Call 04/15/50)	147	90,084
2.80%, 12/21/51 (Call 06/21/51)	353	215,975
3.15%, 06/01/25 (Call 03/01/25)	135	131,979
		1,645,769
Electronics — 0.5%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	400	358,400
1.35%, 06/01/25 (Call 05/01/25)	353	338,331
1.75%, 09/01/31 (Call 06/01/31)	565	446,912
1.95%, 06/01/30 (Call 03/01/30)	456	379,441
2.50%, 11/01/26 (Call 08/01/26)	659	618,126
2.70%, 08/15/29 (Call 05/15/29)	385	341,779
2.80%, 06/01/50 (Call 12/01/49)(a)	209	134,574
4.25%, 01/15/29 (Call 12/15/28)	150	144,626
4.50%, 01/15/34 (Call 10/15/33)	385	361,615
4.88%, 09/01/29 (Call 08/01/29)	335	330,472
4.95%, 02/15/28 (Call 01/15/28)	178	177,349
4.95%, 09/01/31 (Call 07/01/31)	225	221,384
5.00%, 02/15/33 (Call 11/15/32)(a)	483	473,817
5.00%, 03/01/35 (Call 12/01/34)	235	227,818
5.25%, 03/01/54 (Call 09/01/53)	485	460,232
5.35%, 03/01/64 (Call 09/01/63)	230	217,972
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(a)	250	206,539
4.50%, 02/13/26	140	137,731
		5,577,118
Environmental Control — 0.2%
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	100	93,151
1.15%, 03/15/28 (Call 01/15/28)	65	55,888
1.50%, 03/15/31 (Call 12/15/30)	372	292,151
2.50%, 11/15/50 (Call 05/15/50)(a)	25	14,552
3.15%, 11/15/27 (Call 08/15/27)	40	37,451
Schedule of Investments
59

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.15%, 04/15/32 (Call 01/15/32)(a)	$480	$445,514
4.15%, 07/15/49 (Call 01/15/49)	100	80,432
4.63%, 02/15/30 (Call 12/15/29)(a)	470	455,379
4.63%, 02/15/33 (Call 11/15/32)	305	290,025
4.88%, 02/15/29 (Call 01/15/29)(a)	150	148,186
4.88%, 02/15/34 (Call 11/15/33)	460	442,620
		2,355,349
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	230	236,417
Food — 0.2%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	340	318,610
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	285	248,806
1.80%, 06/11/30 (Call 03/11/30)	381	311,985
3.05%, 06/03/51 (Call 12/03/50)	270	172,259
4.80%, 03/30/27 (Call 02/28/27)	150	148,313
Walmart Inc., 3.90%, 09/09/25	365	358,656
		1,558,629
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	246	274,745
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	327	258,746
2.63%, 09/15/29 (Call 06/15/29)	140	122,997
2.85%, 02/15/52 (Call 08/15/51)(a)	235	142,575
3.00%, 06/15/27 (Call 03/15/27)	372	346,983
3.38%, 09/15/49 (Call 03/15/49)	188	128,355
4.13%, 10/15/44 (Call 04/15/44)	159	129,281
4.15%, 01/15/43 (Call 07/15/42)(a)	250	205,892
4.30%, 10/01/48 (Call 04/01/48)	210	169,821
5.75%, 10/15/52 (Call 04/15/52)	150	149,744
6.20%, 11/15/53 (Call 05/15/53)(a)	145	154,212
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	340	271,175
4.40%, 07/01/32 (Call 04/01/32)	385	354,088
5.25%, 03/01/28 (Call 02/01/28)	300	297,569
5.40%, 03/01/33 (Call 12/01/32)	65	63,829
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	10	8,554
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	340	317,337
5.20%, 06/01/33 (Call 03/01/33)	265	257,891
5.60%, 04/01/54 (Call 10/01/53)	175	166,287
5.75%, 06/01/53 (Call 12/01/52)	150	145,041
6.35%, 11/15/52 (Call 05/15/52)	205	215,320
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	354	334,188
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	192	150,274
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	219	187,332
		4,577,491
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)(a)	188	125,770
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	359	312,217
1.40%, 06/30/30 (Call 03/30/30)(a)	263	213,191
3.75%, 11/30/26 (Call 08/30/26)	662	640,413
4.75%, 11/30/36 (Call 05/30/36)	597	565,244
4.75%, 04/15/43 (Call 10/15/42)(a)	218	199,244
Security	Par (000)	Value
Health Care - Products (continued)
4.90%, 11/30/46 (Call 05/30/46)	$1,066	$978,448
5.30%, 05/27/40	262	258,441
6.00%, 04/01/39	195	205,957
6.15%, 11/30/37	215	229,073
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	385	228,436
2.80%, 12/10/51 (Call 06/10/51)	360	220,597
3.35%, 09/15/25 (Call 06/15/25)	70	68,151
4.38%, 09/15/45 (Call 03/15/45)(a)	110	94,196
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	190	165,989
3.25%, 11/15/39 (Call 05/15/39)	285	218,119
3.40%, 11/15/49 (Call 05/15/49)	355	249,284
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	400	386,370
4.50%, 03/30/33 (Call 12/30/32)	425	400,242
Medtronic Inc.
4.38%, 03/15/35	727	668,190
4.63%, 03/15/45	672	596,676
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	305	264,130
2.00%, 10/15/31 (Call 07/15/31)(a)	400	319,279
2.60%, 10/01/29 (Call 07/01/29)	230	201,670
2.80%, 10/15/41 (Call 04/15/41)	401	277,364
4.10%, 08/15/47 (Call 02/15/47)	245	195,989
4.80%, 11/21/27 (Call 10/21/27)	200	197,557
4.95%, 08/10/26 (Call 07/10/26)	280	278,069
4.95%, 11/21/32 (Call 08/21/32)	255	247,695
4.98%, 08/10/30 (Call 06/10/30)	275	270,047
5.00%, 12/05/26 (Call 11/05/26)	245	244,010
5.00%, 01/31/29 (Call 12/31/28)	455	450,865
5.09%, 08/10/33 (Call 05/10/33)	350	341,744
5.20%, 01/31/34 (Call 10/31/33)(a)	195	192,289
5.40%, 08/10/43 (Call 02/10/43)(a)	255	248,610
		10,627,796
Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	287	229,699
Series B, 2.53%, 11/15/29 (Call 08/15/29)	307	268,157
Series B, 3.11%, 11/15/39 (Call 05/15/39)(a)	255	190,468
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	40	27,841
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	164	126,269
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	315	200,180
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	175	107,973
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	195	165,273
3.35%, 10/01/29 (Call 04/01/29)	200	180,246
3.82%, 10/01/49 (Call 04/01/49)(a)	262	193,246
3.91%, 10/01/50 (Call 04/01/50)	240	176,226
4.19%, 10/01/49 (Call 04/01/49)(a)	400	312,353
6.07%, 11/01/27 (Call 08/01/27)	175	178,483
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	205	141,758
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	200	156,867
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	180	121,089
60
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	$165	$105,611
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(a)	200	151,593
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	151	119,151
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	67	63,213
4.15%, 05/01/47 (Call 11/01/46)	527	424,699
4.88%, 04/01/42	220	200,927
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	360	249,765
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	435	305,210
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	505	327,145
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	194	124,898
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	175	113,069
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	124,898
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	175	106,790
New York and Presbyterian Hospital (The)
4.02%, 08/01/45(a)	266	216,170
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)(a)	100	68,658
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)(a)	180	138,154
4.26%, 11/01/47 (Call 11/01/46)	303	237,508
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	241	155,790
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	55	54,009
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	146	126,100
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)(a)	270	154,250
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	75	71,390
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	170	130,354
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	225	188,085
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	89	61,171
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	176	174,834
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	30	28,718
1.15%, 05/15/26 (Call 04/15/26)(a)	270	248,454
1.25%, 01/15/26	256	239,066
2.00%, 05/15/30	435	361,255
2.30%, 05/15/31 (Call 02/15/31)	542	445,709
2.75%, 05/15/40 (Call 11/15/39)	372	260,191
2.88%, 08/15/29	430	383,704
2.90%, 05/15/50 (Call 11/15/49)	480	303,664
2.95%, 10/15/27	141	130,830
3.05%, 05/15/41 (Call 11/15/40)	520	374,544
3.10%, 03/15/26(a)	491	472,080
3.13%, 05/15/60 (Call 11/15/59)	350	214,571
3.25%, 05/15/51 (Call 11/15/50)	737	495,424
3.38%, 04/15/27	160	152,372
3.45%, 01/15/27	191	182,799
3.50%, 08/15/39 (Call 02/15/39)	445	349,111
3.70%, 08/15/49 (Call 02/15/49)	467	343,099
3.75%, 07/15/25	573	561,919
3.75%, 10/15/47 (Call 04/15/47)	359	268,478
Security	Par (000)	Value
Health Care - Services (continued)
3.85%, 06/15/28	$487	$462,046
3.88%, 12/15/28	294	277,812
3.88%, 08/15/59 (Call 02/15/59)	405	292,953
3.95%, 10/15/42 (Call 04/15/42)	263	212,359
4.00%, 05/15/29 (Call 03/15/29)	290	274,842
4.20%, 05/15/32 (Call 02/15/32)	550	507,334
4.20%, 01/15/47 (Call 07/15/46)	287	231,299
4.25%, 01/15/29 (Call 12/15/28)	495	475,013
4.25%, 03/15/43 (Call 09/15/42)	220	185,797
4.25%, 04/15/47 (Call 10/15/46)	288	234,983
4.25%, 06/15/48 (Call 12/15/47)	510	414,023
4.38%, 03/15/42 (Call 09/15/41)	210	180,389
4.45%, 12/15/48 (Call 06/15/48)	323	271,105
4.50%, 04/15/33 (Call 01/15/33)(a)	380	355,896
4.60%, 04/15/27 (Call 03/15/27)	185	181,872
4.63%, 07/15/35	287	269,023
4.63%, 11/15/41 (Call 05/15/41)	259	229,593
4.75%, 07/15/45	710	630,553
4.75%, 05/15/52 (Call 11/15/51)	650	564,672
4.90%, 04/15/31 (Call 02/15/31)	285	277,333
4.95%, 05/15/62 (Call 11/15/61)	280	244,679
5.00%, 04/15/34 (Call 01/15/34)	285	275,819
5.05%, 04/15/53 (Call 10/15/52)	710	644,946
5.15%, 10/15/25	390	388,923
5.20%, 04/15/63 (Call 10/15/62)	605	551,462
5.25%, 02/15/28 (Call 01/15/28)	250	250,744
5.30%, 02/15/30 (Call 12/15/29)	430	430,530
5.35%, 02/15/33 (Call 11/15/32)(a)	755	752,399
5.38%, 04/15/54 (Call 10/15/53)	425	403,972
5.50%, 04/15/64 (Call 10/15/63)	375	355,835
5.80%, 03/15/36	325	333,788
5.88%, 02/15/53 (Call 08/15/52)	685	698,237
6.05%, 02/15/63 (Call 08/15/62)	535	551,853
6.50%, 06/15/37	187	201,790
6.63%, 11/15/37	244	266,543
6.88%, 02/15/38	375	420,621
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	60	57,884
		26,144,480
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	270	236,077
2.00%, 11/02/31 (Call 08/02/31)(a)	135	109,300
2.88%, 02/07/50 (Call 08/07/49)(a)	146	94,506
3.10%, 03/26/30 (Call 12/26/29)	270	241,155
3.20%, 04/25/29 (Call 01/25/29)	265	242,331
3.20%, 07/30/46 (Call 01/30/46)	169	117,079
3.95%, 11/01/28 (Call 08/01/28)(a)	195	186,215
6.63%, 08/01/37(a)	301	334,970
		1,561,633
Insurance — 2.3%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	413	375,854
4.75%, 01/15/49 (Call 07/15/48)	188	162,644
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	165	108,702
3.63%, 05/15/30 (Call 02/15/30)	205	187,431
AXA SA, 8.60%, 12/15/30	145	167,962
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	177	141,990
1.85%, 03/12/30 (Call 12/12/29)	305	255,052
Schedule of Investments
61

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.30%, 03/15/27 (Call 02/15/27)	$120	$111,621
2.50%, 01/15/51 (Call 07/15/50)(a)	160	94,621
2.85%, 10/15/50 (Call 04/15/50)(a)	555	349,503
2.88%, 03/15/32 (Call 12/15/31)	420	358,840
3.85%, 03/15/52 (Call 09/15/51)	955	723,259
4.20%, 08/15/48 (Call 02/15/48)	851	707,210
4.25%, 01/15/49 (Call 07/15/48)	677	569,890
4.30%, 05/15/43	193	167,400
4.40%, 05/15/42	280	249,547
5.75%, 01/15/40	232	242,283
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	623	600,310
4.50%, 02/11/43(a)	417	379,275
Chubb Corp. (The)
6.00%, 05/11/37	328	340,195
Series 1, 6.50%, 05/15/38	275	297,969
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)	365	289,702
2.85%, 12/15/51 (Call 06/15/51)	160	101,440
3.05%, 12/15/61 (Call 06/15/61)	255	157,673
3.35%, 05/03/26 (Call 02/03/26)	490	470,943
4.35%, 11/03/45 (Call 05/03/45)	565	472,835
5.00%, 03/15/34 (Call 12/15/33)	225	217,978
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	138	122,595
3.75%, 04/01/26 (Call 01/01/26)	300	290,843
4.13%, 05/15/43 (Call 11/15/42)	161	130,322
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	129	118,919
3.70%, 03/16/32 (Call 12/16/31)(a)	315	281,155
4.15%, 03/04/26	414	404,699
5.38%, 03/04/46	257	238,877
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	275	228,934
3.75%, 03/14/26 (Call 12/14/25)	334	324,786
4.20%, 03/01/48 (Call 09/01/47)	245	194,247
4.35%, 01/30/47 (Call 07/30/46)	163	132,953
4.38%, 03/15/29 (Call 12/15/28)	524	506,801
4.75%, 03/15/39 (Call 09/15/38)	234	212,325
4.90%, 03/15/49 (Call 09/15/48)	413	363,886
5.15%, 03/15/34 (Call 12/15/33)	130	126,810
5.40%, 09/15/33 (Call 06/15/33)	235	234,323
5.45%, 03/15/53 (Call 09/15/52)	205	194,229
5.45%, 03/15/54 (Call 09/15/53)	125	119,234
5.70%, 09/15/53 (Call 03/15/53)	280	275,953
5.75%, 11/01/32 (Call 08/01/32)	155	158,429
6.25%, 11/01/52 (Call 05/01/52)	235	248,163
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)	252	245,123
4.05%, 03/01/45	374	294,341
4.13%, 08/13/42	275	222,264
4.55%, 03/23/30 (Call 12/23/29)(a)	400	386,247
4.60%, 05/13/46 (Call 11/13/45)	225	192,302
4.88%, 11/13/43	355	314,724
5.00%, 07/15/52 (Call 01/15/52)	335	298,445
5.25%, 01/15/54 (Call 07/15/53)	350	325,476
5.38%, 07/15/33 (Call 04/15/33)	240	238,375
5.70%, 06/15/35	401	404,014
5.88%, 02/06/41	290	290,844
6.38%, 06/15/34	254	269,267
6.50%, 12/15/32(a)	216	231,897
Security	Par (000)	Value
Insurance (continued)
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	$110	$102,592
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	136	111,231
3.70%, 05/15/29 (Call 02/15/29)	330	303,234
6.05%, 10/15/36	125	127,819
Progressive Corp. (The)
2.45%, 01/15/27	116	107,599
2.50%, 03/15/27 (Call 02/15/27)	175	162,341
3.00%, 03/15/32 (Call 12/15/31)	185	156,511
3.20%, 03/26/30 (Call 12/26/29)	214	190,753
3.70%, 03/15/52 (Call 09/15/51)	200	146,320
3.95%, 03/26/50 (Call 09/26/49)	118	90,913
4.00%, 03/01/29 (Call 12/01/28)	165	156,199
4.13%, 04/15/47 (Call 10/15/46)	303	242,873
4.20%, 03/15/48 (Call 09/15/47)	175	142,528
4.95%, 06/15/33 (Call 03/15/33)	210	203,780
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	190	177,015
2.10%, 03/10/30 (Call 12/10/29)	177	149,031
3.00%, 03/10/40 (Call 09/10/39)	131	94,618
3.70%, 03/13/51 (Call 09/13/50)	552	395,505
3.91%, 12/07/47 (Call 06/07/47)	313	234,399
3.94%, 12/07/49 (Call 06/07/49)	328	243,737
4.35%, 02/25/50 (Call 08/25/49)	368	292,748
4.60%, 05/15/44	293	248,982
5.70%, 12/14/36	180	181,724
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	310	272,122
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 (Call 03/05/33)	285	277,949
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	205	120,838
3.05%, 06/08/51 (Call 12/08/50)(a)	295	191,649
3.75%, 05/15/46 (Call 11/15/45)	158	120,127
4.00%, 05/30/47 (Call 11/30/46)	260	204,556
4.05%, 03/07/48 (Call 09/07/47)	159	126,290
4.10%, 03/04/49 (Call 09/04/48)	75	59,794
4.60%, 08/01/43	145	127,114
5.35%, 11/01/40	280	271,208
5.45%, 05/25/53 (Call 11/25/52)(a)	265	258,588
6.25%, 06/15/37	319	337,162
Travelers Property Casualty Corp., 6.38%, 03/15/33	218	234,266
		23,788,046
Internet — 3.0%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	380	307,493
2.70%, 02/09/41 (Call 08/09/40)	330	218,957
3.15%, 02/09/51 (Call 08/09/50)	465	290,686
3.25%, 02/09/61 (Call 08/09/60)	365	217,769
3.40%, 12/06/27 (Call 09/06/27)(a)	865	807,907
4.00%, 12/06/37 (Call 06/06/37)	335	278,555
4.20%, 12/06/47 (Call 06/06/47)(a)	575	446,591
4.40%, 12/06/57 (Call 06/06/57)	365	281,818
4.50%, 11/28/34 (Call 05/28/34)	230	209,319
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	380	357,796
0.80%, 08/15/27 (Call 06/15/27)(a)	470	413,334
1.10%, 08/15/30 (Call 05/15/30)(a)	882	703,740
1.90%, 08/15/40 (Call 02/15/40)(a)	444	282,689
2.00%, 08/15/26 (Call 05/15/26)	842	786,818
2.05%, 08/15/50 (Call 02/15/50)	847	472,307
62
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
2.25%, 08/15/60 (Call 02/15/60)(a)	$735	$397,509
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	487	464,501
1.00%, 05/12/26 (Call 04/12/26)	1,105	1,016,687
1.20%, 06/03/27 (Call 04/03/27)	412	366,680
1.50%, 06/03/30 (Call 03/03/30)	786	640,656
1.65%, 05/12/28 (Call 03/12/28)	892	782,660
2.10%, 05/12/31 (Call 02/12/31)	1,182	972,697
2.50%, 06/03/50 (Call 12/03/49)(a)	896	531,244
2.70%, 06/03/60 (Call 12/03/59)	721	413,389
2.88%, 05/12/41 (Call 11/12/40)	752	539,981
3.10%, 05/12/51 (Call 11/12/50)	1,155	771,564
3.15%, 08/22/27 (Call 05/22/27)(a)	1,242	1,169,911
3.25%, 05/12/61 (Call 11/12/60)	620	403,485
3.30%, 04/13/27 (Call 03/13/27)	795	756,479
3.45%, 04/13/29 (Call 02/13/29)	675	630,386
3.60%, 04/13/32 (Call 01/13/32)	925	834,737
3.88%, 08/22/37 (Call 02/22/37)	764	656,949
3.95%, 04/13/52 (Call 10/13/51)(a)	890	700,505
4.05%, 08/22/47 (Call 02/22/47)	1,127	920,525
4.10%, 04/13/62 (Call 10/13/61)(a)	385	301,134
4.25%, 08/22/57 (Call 02/22/57)	797	647,930
4.55%, 12/01/27 (Call 11/01/27)	665	654,338
4.60%, 12/01/25	345	342,139
4.65%, 12/01/29 (Call 10/01/29)	360	354,279
4.70%, 12/01/32 (Call 09/01/32)	540	524,367
4.80%, 12/05/34 (Call 06/05/34)	494	480,229
4.95%, 12/05/44 (Call 06/05/44)	424	400,452
5.20%, 12/03/25 (Call 09/03/25)	491	490,745
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)(a)	220	204,288
2.38%, 08/23/31 (Call 05/23/31)	220	178,431
3.63%, 07/06/27	215	203,170
4.13%, 06/30/25	90	88,244
4.38%, 03/29/28 (Call 12/29/27)	35	33,740
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	160	150,374
3.60%, 06/01/26 (Call 03/01/26)	377	363,855
4.63%, 04/13/30 (Call 01/13/30)	463	446,368
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	955	907,663
3.85%, 08/15/32 (Call 05/15/32)	950	863,033
4.45%, 08/15/52 (Call 02/15/52)	900	748,026
4.60%, 05/15/28 (Call 04/15/28)	700	687,549
4.65%, 08/15/62 (Call 02/15/62)	555	461,178
4.80%, 05/15/30 (Call 03/15/30)	430	421,789
4.95%, 05/15/33 (Call 02/15/33)(a)	590	578,439
5.60%, 05/15/53 (Call 11/15/52)	810	801,921
5.75%, 05/15/63 (Call 11/15/62)	550	547,890
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	160	128,429
		31,056,324
Iron & Steel — 0.1%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	40	38,535
2.70%, 06/01/30 (Call 03/01/30)	170	147,777
3.13%, 04/01/32 (Call 01/01/32)	280	238,619
3.85%, 04/01/52 (Call 09/01/51)	125	92,970
3.95%, 05/23/25	115	113,014
3.95%, 05/01/28 (Call 02/01/28)(a)	190	180,650
4.30%, 05/23/27 (Call 04/23/27)	150	145,665
Security	Par (000)	Value
Iron & Steel (continued)
6.40%, 12/01/37	$115	$121,610
		1,078,840
Machinery — 1.4%
ABB Finance USA Inc., 4.38%, 05/08/42	190	165,719
Caterpillar Financial Services Corp.
0.80%, 11/13/25	270	252,469
0.90%, 03/02/26	410	378,535
1.10%, 09/14/27(a)	324	283,982
1.15%, 09/14/26	270	245,270
1.45%, 05/15/25	182	174,696
1.70%, 01/08/27	125	114,186
3.40%, 05/13/25(a)	275	269,581
3.60%, 08/12/27(a)	175	166,730
3.65%, 08/12/25	438	428,431
4.35%, 05/15/26	535	525,605
4.50%, 01/08/27	125	122,973
4.80%, 01/06/26	190	188,703
4.85%, 02/27/29	210	207,235
5.05%, 02/27/26	240	238,895
5.15%, 08/11/25	140	139,627
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	145	119,484
2.60%, 09/19/29 (Call 06/19/29)	211	186,452
2.60%, 04/09/30 (Call 01/09/30)	291	253,847
3.25%, 09/19/49 (Call 03/19/49)	185	128,909
3.25%, 04/09/50 (Call 10/09/49)(a)	394	276,243
3.80%, 08/15/42	617	493,370
4.30%, 05/15/44 (Call 11/15/43)	154	132,740
4.75%, 05/15/64 (Call 11/15/63)	217	189,523
5.20%, 05/27/41	284	272,750
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	155	101,457
3.10%, 04/15/30 (Call 01/15/30)	358	319,862
3.75%, 04/15/50 (Call 10/15/49)(a)	279	216,635
3.90%, 06/09/42 (Call 12/09/41)	426	349,326
5.38%, 10/16/29(a)	121	122,905
John Deere Capital Corp.
0.70%, 01/15/26	345	319,666
1.05%, 06/17/26(a)	355	325,102
1.45%, 01/15/31	295	233,677
1.50%, 03/06/28	235	205,166
1.70%, 01/11/27	275	251,184
1.75%, 03/09/27	280	254,578
2.00%, 06/17/31	210	169,482
2.35%, 03/08/27	75	69,322
2.45%, 01/09/30	240	207,978
2.65%, 06/10/26(a)	285	270,264
2.80%, 09/08/27	243	225,072
2.80%, 07/18/29	245	218,776
3.35%, 04/18/29	178	164,207
3.40%, 06/06/25	370	362,200
3.45%, 03/07/29(a)	276	256,054
3.90%, 06/07/32	140	127,567
4.05%, 09/08/25	205	201,552
4.15%, 09/15/27	430	416,689
4.35%, 09/15/32	325	305,091
4.50%, 01/08/27	215	211,501
4.50%, 01/16/29	215	209,028
4.70%, 06/10/30	250	243,485
4.75%, 06/08/26	160	158,343
4.75%, 01/20/28(a)	285	281,227
Schedule of Investments
63

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.80%, 01/09/26	$365	$362,567
4.85%, 03/05/27	135	133,822
4.90%, 03/03/28(a)	40	39,660
4.90%, 03/07/31	125	122,136
4.95%, 06/06/25	215	214,062
4.95%, 07/14/28	430	426,537
5.05%, 03/03/26	135	134,497
5.10%, 04/11/34	175	171,777
5.15%, 09/08/26	80	79,830
5.15%, 09/08/33(a)	165	163,134
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)(a)	185	150,186
		14,751,559
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	200	185,791
2.38%, 08/26/29 (Call 05/26/29)(a)	535	459,136
2.88%, 10/15/27 (Call 07/15/27)	385	353,793
3.05%, 04/15/30 (Call 01/15/30)	10	8,780
3.13%, 09/19/46 (Call 03/19/46)	15	9,861
3.25%, 08/26/49 (Call 02/26/49)(a)	210	139,547
3.38%, 03/01/29 (Call 12/01/28)	395	359,620
3.63%, 09/14/28 (Call 06/14/28)(a)	220	204,725
3.63%, 10/15/47 (Call 04/15/47)	490	345,805
3.70%, 04/15/50 (Call 10/15/49)(a)	205	145,686
4.00%, 09/14/48 (Call 03/14/48)	50	38,474
5.70%, 03/15/37(a)	500	509,772
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	35	32,731
4.00%, 11/02/32	285	260,895
4.15%, 03/15/33 (Call 12/15/32)	585	537,796
4.15%, 11/02/42	65	54,327
4.35%, 05/18/28 (Call 04/18/28)	40	38,812
4.70%, 08/23/52 (Call 02/23/52)	390	344,163
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	475	448,244
3.90%, 09/01/42 (Call 03/01/42)	325	263,563
4.88%, 09/15/41 (Call 03/15/41)	135	124,807
		4,866,328
Media — 3.2%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	645	505,622
1.95%, 01/15/31 (Call 10/15/30)	530	427,960
2.35%, 01/15/27 (Call 10/15/26)	584	541,054
2.45%, 08/15/52 (Call 02/15/52)(a)	521	283,491
2.65%, 02/01/30 (Call 11/01/29)	615	533,277
2.65%, 08/15/62 (Call 02/15/62)	480	251,136
2.80%, 01/15/51 (Call 07/15/50)	586	348,919
2.89%, 11/01/51 (Call 05/01/51)	1,700	1,027,241
2.94%, 11/01/56 (Call 05/01/56)	2,063	1,202,141
2.99%, 11/01/63 (Call 05/01/63)(a)	1,372	781,613
3.15%, 03/01/26 (Call 12/01/25)	789	759,837
3.15%, 02/15/28 (Call 11/15/27)	680	629,845
3.20%, 07/15/36 (Call 01/15/36)	338	265,485
3.25%, 11/01/39 (Call 05/01/39)	480	355,873
3.30%, 02/01/27 (Call 11/01/26)(a)	502	477,392
3.30%, 04/01/27 (Call 02/01/27)	474	449,103
3.38%, 08/15/25 (Call 05/15/25)	610	594,366
3.40%, 04/01/30 (Call 01/01/30)	504	453,571
3.40%, 07/15/46 (Call 01/15/46)	482	337,772
Security	Par (000)	Value
Media (continued)
3.45%, 02/01/50 (Call 08/01/49)	$618	$424,024
3.55%, 05/01/28 (Call 02/01/28)	405	379,742
3.75%, 04/01/40 (Call 10/01/39)	564	446,864
3.90%, 03/01/38 (Call 09/01/37)	471	390,304
3.95%, 10/15/25 (Call 08/15/25)	1,073	1,050,305
3.97%, 11/01/47 (Call 05/01/47)	622	470,917
4.00%, 08/15/47 (Call 02/15/47)	301	229,765
4.00%, 03/01/48 (Call 09/01/47)	364	278,326
4.00%, 11/01/49 (Call 05/01/49)	705	532,334
4.05%, 11/01/52 (Call 05/01/52)	358	269,311
4.15%, 10/15/28 (Call 07/15/28)	1,418	1,358,321
4.20%, 08/15/34 (Call 02/15/34)	298	267,209
4.25%, 10/15/30 (Call 07/15/30)	444	416,876
4.25%, 01/15/33	545	498,493
4.40%, 08/15/35 (Call 02/15/35)	323	290,691
4.55%, 01/15/29 (Call 12/15/28)	310	301,240
4.60%, 10/15/38 (Call 04/15/38)	221	196,498
4.60%, 08/15/45 (Call 02/15/45)	252	213,090
4.65%, 02/15/33 (Call 11/15/32)(a)	355	335,945
4.65%, 07/15/42	239	207,162
4.70%, 10/15/48 (Call 04/15/48)	668	574,536
4.80%, 05/15/33 (Call 02/15/33)(a)	440	418,991
4.95%, 10/15/58 (Call 04/15/58)	358	311,635
5.25%, 11/07/25	220	219,657
5.35%, 11/15/27 (Call 10/15/27)	365	366,995
5.35%, 05/15/53 (Call 11/15/52)	555	517,045
5.50%, 11/15/32 (Call 08/15/32)	235	236,259
5.50%, 05/15/64 (Call 11/15/63)	500	465,889
5.65%, 06/15/35	231	230,866
6.45%, 03/15/37	190	200,971
6.50%, 11/15/35	210	224,238
7.05%, 03/15/33	335	367,983
NBCUniversal Media LLC, 4.45%, 01/15/43	271	227,548
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	379	351,550
2.95%, 06/15/27	396	372,357
3.00%, 02/13/26	370	355,040
3.00%, 07/30/46	199	130,781
3.15%, 09/17/25	263	254,883
3.70%, 12/01/42	235	182,757
4.13%, 06/01/44	387	315,601
Series B, 7.00%, 03/01/32	55	60,631
Series E, 4.13%, 12/01/41	251	208,021
Walt Disney Co. (The)
1.75%, 01/13/26	576	542,436
2.00%, 09/01/29 (Call 06/01/29)	663	564,945
2.20%, 01/13/28(a)	425	384,508
2.65%, 01/13/31	680	581,780
2.75%, 09/01/49 (Call 03/01/49)	602	371,627
3.50%, 05/13/40 (Call 11/13/39)	558	434,517
3.60%, 01/13/51 (Call 07/13/50)	1,046	758,168
3.70%, 10/15/25 (Call 07/15/25)	224	218,533
3.70%, 03/23/27	290	279,068
3.80%, 03/22/30	439	407,409
3.80%, 05/13/60 (Call 11/13/59)	417	301,373
4.63%, 03/23/40 (Call 09/23/39)	297	269,569
4.70%, 03/23/50 (Call 09/23/49)(a)	661	585,083
4.75%, 09/15/44 (Call 03/15/44)	260	230,443
5.40%, 10/01/43	216	208,844
6.15%, 02/15/41	250	261,914
6.20%, 12/15/34	297	316,479
64
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
6.40%, 12/15/35	$350	$375,343
6.65%, 11/15/37	468	515,159
		32,984,547
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	314	306,266
3.90%, 01/15/43 (Call 07/15/42)	150	120,516
		426,782
Mining — 0.6%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	415	342,247
4.75%, 02/28/28 (Call 01/28/28)(a)	420	412,170
4.88%, 02/27/26	360	356,364
4.90%, 02/28/33 (Call 11/28/32)	310	296,952
5.00%, 09/30/43	816	742,974
5.10%, 09/08/28 (Call 08/08/28)	290	287,818
5.25%, 09/08/26	450	448,866
5.25%, 09/08/30 (Call 07/08/30)	530	525,515
5.25%, 09/08/33 (Call 06/08/33)	605	592,962
5.50%, 09/08/53 (Call 03/08/53)	145	140,244
Rio Tinto Alcan Inc., 6.13%, 12/15/33	320	334,020
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	410	247,789
5.20%, 11/02/40	312	296,907
7.13%, 07/15/28	326	348,267
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	271	223,420
4.75%, 03/22/42 (Call 09/22/41)(a)	180	161,897
5.00%, 03/09/33 (Call 12/09/32)(a)	235	229,571
5.13%, 03/09/53 (Call 09/09/52)	390	358,639
		6,346,622
Oil & Gas — 3.5%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	400	326,021
2.72%, 01/12/32 (Call 10/12/31)	735	615,484
2.77%, 11/10/50 (Call 05/10/50)	495	299,923
2.94%, 06/04/51 (Call 12/04/50)(a)	847	530,382
3.00%, 02/24/50 (Call 08/24/49)	572	366,748
3.00%, 03/17/52 (Call 09/17/51)(a)	400	252,941
3.02%, 01/16/27 (Call 10/16/26)	339	320,151
3.06%, 06/17/41 (Call 12/17/40)	565	405,888
3.12%, 05/04/26 (Call 02/04/26)	375	359,033
3.38%, 02/08/61 (Call 08/08/60)(a)	703	455,201
3.41%, 02/11/26 (Call 12/11/25)	363	350,796
3.54%, 04/06/27 (Call 02/06/27)	80	76,297
3.59%, 04/14/27 (Call 01/14/27)	226	215,630
3.63%, 04/06/30 (Call 01/06/30)	442	407,643
3.80%, 09/21/25 (Call 07/21/25)	190	185,969
3.94%, 09/21/28 (Call 06/21/28)	365	347,265
4.23%, 11/06/28 (Call 08/06/28)	583	559,981
4.70%, 04/10/29 (Call 03/10/29)	390	381,382
4.81%, 02/13/33 (Call 11/13/32)	820	784,275
4.89%, 09/11/33 (Call 06/11/33)	580	557,450
4.99%, 04/10/34 (Call 01/10/34)	290	280,176
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	449	421,416
3.72%, 11/28/28 (Call 08/28/28)	339	318,305
6.45%, (Call 12/01/33), (5-year CMT + 2.153%)(b)(d)	10	10,112
Security	Par (000)	Value
Oil & Gas (continued)
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	$480	$461,661
2.00%, 05/11/27 (Call 03/11/27)(a)	118	107,815
2.24%, 05/11/30 (Call 02/11/30)	629	535,730
2.95%, 05/16/26 (Call 02/16/26)	581	555,893
3.08%, 05/11/50 (Call 11/11/49)	347	231,280
3.33%, 11/17/25 (Call 08/17/25)	331	321,670
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)(a)	156	147,127
1.02%, 08/12/27 (Call 06/12/27)	113	99,090
2.34%, 08/12/50 (Call 02/12/50)	242	137,464
3.85%, 01/15/28 (Call 10/15/27)(a)	95	91,471
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	329	257,013
3.80%, 03/15/52 (Call 09/15/51)	388	285,266
4.03%, 03/15/62 (Call 09/15/61)	480	353,533
4.30%, 11/15/44 (Call 05/15/44)	288	239,557
5.05%, 09/15/33 (Call 06/15/33)	385	374,931
5.30%, 05/15/53 (Call 11/15/52)	475	445,356
5.55%, 03/15/54 (Call 09/15/53)	395	382,792
5.70%, 09/15/63 (Call 03/15/63)	220	215,763
5.90%, 10/15/32	121	126,433
6.50%, 02/01/39	540	585,923
6.95%, 04/15/29	250	268,362
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	179	157,412
4.15%, 01/15/26 (Call 10/15/25)	356	349,144
4.38%, 04/15/30 (Call 01/15/30)	402	384,725
4.95%, 04/15/50 (Call 10/15/49)	235	212,433
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	398	373,645
2.44%, 08/16/29 (Call 05/16/29)	534	470,417
2.61%, 10/15/30 (Call 07/15/30)	747	646,169
3.00%, 08/16/39 (Call 02/16/39)	272	201,898
3.04%, 03/01/26 (Call 12/01/25)	962	926,952
3.10%, 08/16/49 (Call 02/16/49)	535	356,291
3.29%, 03/19/27 (Call 01/19/27)	389	372,263
3.45%, 04/15/51 (Call 10/15/50)	968	684,633
3.48%, 03/19/30 (Call 12/19/29)	721	662,929
3.57%, 03/06/45 (Call 09/06/44)	330	247,281
4.11%, 03/01/46 (Call 09/01/45)	804	654,810
4.23%, 03/19/40 (Call 09/19/39)	623	541,309
4.33%, 03/19/50 (Call 09/19/49)	979	813,501
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	632	548,528
2.50%, 09/12/26	399	374,764
2.75%, 04/06/30 (Call 01/06/30)	587	515,880
2.88%, 05/10/26	608	580,530
2.88%, 11/26/41 (Call 05/26/41)	205	143,750
3.00%, 11/26/51 (Call 05/26/51)	263	167,111
3.13%, 11/07/49 (Call 05/07/49)	477	316,558
3.25%, 05/11/25	1,036	1,013,348
3.25%, 04/06/50 (Call 10/06/49)	648	439,524
3.63%, 08/21/42	218	169,141
3.75%, 09/12/46	483	366,733
3.88%, 11/13/28 (Call 08/13/28)	524	498,270
4.00%, 05/10/46	811	639,787
4.13%, 05/11/35	393	353,236
4.38%, 05/11/45	1,027	861,243
4.55%, 08/12/43	413	360,623
5.50%, 03/25/40	323	320,926
Schedule of Investments
65

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.38%, 12/15/38	$960	$1,037,194
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	544	482,429
2.99%, 06/29/41 (Call 12/29/40)	237	169,032
3.13%, 05/29/50 (Call 11/29/49)(a)	856	571,834
3.39%, 06/29/60 (Call 12/29/59)	203	133,166
3.46%, 02/19/29 (Call 11/19/28)	470	436,879
3.46%, 07/12/49 (Call 01/12/49)	326	231,242
TotalEnergies Capital SA
3.88%, 10/11/28	298	283,030
5.15%, 04/05/34 (Call 01/05/34)(a)	428	421,948
5.49%, 04/05/54 (Call 10/05/53)	598	581,752
5.64%, 04/05/64 (Call 10/05/63)	428	419,185
		35,546,054
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	414	387,902
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	185	169,915
3.14%, 11/07/29 (Call 08/07/29)	268	239,410
3.34%, 12/15/27 (Call 09/15/27)(a)	497	463,886
4.08%, 12/15/47 (Call 06/15/47)(a)	478	372,507
4.49%, 05/01/30 (Call 02/01/30)	163	154,941
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	205	194,089
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)(a)	465	402,695
4.50%, 05/15/28 (Call 04/15/28)	100	97,706
4.85%, 05/15/33 (Call 02/15/33)	100	96,819
		2,579,870
Pharmaceuticals — 8.2%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	1,120	1,057,573
3.20%, 05/14/26 (Call 02/14/26)	45	43,156
3.20%, 11/21/29 (Call 08/21/29)	1,870	1,687,069
3.60%, 05/14/25 (Call 02/14/25)	500	490,395
4.05%, 11/21/39 (Call 05/21/39)	1,245	1,054,950
4.25%, 11/14/28 (Call 08/14/28)	600	578,237
4.25%, 11/21/49 (Call 05/21/49)	2,115	1,727,202
4.30%, 05/14/36 (Call 11/14/35)	240	215,882
4.40%, 11/06/42	1,050	904,674
4.45%, 05/14/46 (Call 11/14/45)	870	740,017
4.50%, 05/14/35 (Call 11/14/34)	955	881,625
4.55%, 03/15/35 (Call 09/15/34)	725	672,626
4.70%, 05/14/45 (Call 11/14/44)	1,025	906,706
4.75%, 03/15/45 (Call 09/15/44)	85	75,750
4.80%, 03/15/27 (Call 02/15/27)	700	691,779
4.80%, 03/15/29 (Call 02/15/29)	820	805,585
4.85%, 06/15/44 (Call 12/15/43)	135	122,306
4.88%, 11/14/48 (Call 05/14/48)	835	753,510
4.95%, 03/15/31 (Call 01/15/31)	445	436,667
5.05%, 03/15/34 (Call 12/15/33)	855	834,998
5.35%, 03/15/44 (Call 09/15/43)	215	207,647
5.40%, 03/15/54 (Call 09/15/53)	500	484,651
5.50%, 03/15/64 (Call 09/15/63)(a)	830	800,928
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	375	344,926
1.75%, 05/28/28 (Call 03/28/28)	430	375,877
2.25%, 05/28/31 (Call 02/28/31)	350	288,957
4.80%, 02/26/27 (Call 01/26/27)	350	345,833
Security	Par (000)	Value
Pharmaceuticals (continued)
4.85%, 02/26/29 (Call 01/26/29)	$465	$457,657
4.88%, 03/03/28 (Call 02/03/28)	395	390,256
4.88%, 03/03/33 (Call 12/03/32)	155	150,061
4.90%, 03/03/30 (Call 01/03/30)(a)	280	276,094
4.90%, 02/26/31 (Call 12/26/30)	435	426,378
5.00%, 02/26/34 (Call 11/26/33)	375	365,192
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	605	554,547
1.38%, 08/06/30 (Call 05/06/30)	390	310,786
2.13%, 08/06/50 (Call 02/06/50)	105	57,746
3.00%, 05/28/51 (Call 11/28/50)	380	249,035
3.13%, 06/12/27 (Call 03/12/27)	340	320,130
3.38%, 11/16/25	730	708,477
4.00%, 01/17/29 (Call 10/17/28)	260	247,318
4.00%, 09/18/42	425	347,997
4.38%, 11/16/45	350	294,568
4.38%, 08/17/48 (Call 02/17/48)	230	193,407
6.45%, 09/15/37	995	1,080,305
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	366	341,351
1.13%, 11/13/27 (Call 09/13/27)	435	378,787
1.45%, 11/13/30 (Call 08/13/30)	500	394,522
2.35%, 11/13/40 (Call 05/13/40)	231	149,150
2.55%, 11/13/50 (Call 05/13/50)	463	266,626
2.95%, 03/15/32 (Call 12/15/31)(a)	545	460,783
3.20%, 06/15/26 (Call 04/15/26)	738	706,766
3.25%, 02/27/27(a)	95	90,533
3.25%, 08/01/42	175	125,970
3.40%, 07/26/29 (Call 04/26/29)(a)	868	795,978
3.45%, 11/15/27 (Call 08/15/27)	133	125,580
3.55%, 03/15/42 (Call 09/15/41)	460	350,090
3.70%, 03/15/52 (Call 09/15/51)	735	527,908
3.90%, 02/20/28 (Call 11/20/27)	565	539,529
3.90%, 03/15/62 (Call 09/15/61)	360	255,520
4.13%, 06/15/39 (Call 12/15/38)	605	510,731
4.25%, 10/26/49 (Call 04/26/49)	1,267	1,015,044
4.35%, 11/15/47 (Call 05/15/47)	480	390,443
4.55%, 02/20/48 (Call 08/20/47)	429	360,585
4.63%, 05/15/44 (Call 11/15/43)	330	285,887
4.90%, 02/22/27 (Call 01/22/27)	180	178,499
4.90%, 02/22/29 (Call 01/22/29)(a)	725	714,493
4.95%, 02/20/26	240	238,425
5.00%, 08/15/45 (Call 02/15/45)	280	254,115
5.10%, 02/22/31 (Call 12/22/30)	430	423,308
5.20%, 02/22/34 (Call 11/22/33)	760	744,693
5.50%, 02/22/44 (Call 08/22/43)	140	135,924
5.55%, 02/22/54 (Call 08/22/53)	820	792,675
5.65%, 02/22/64 (Call 08/22/63)	640	613,358
5.75%, 02/01/31 (Call 12/01/30)	350	357,690
5.90%, 11/15/33 (Call 08/15/33)(a)	405	417,536
6.25%, 11/15/53 (Call 05/15/53)	450	476,848
6.40%, 11/15/63 (Call 05/15/63)	375	399,892
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	544	308,736
2.50%, 09/15/60 (Call 03/15/60)	250	135,838
2.75%, 06/01/25 (Call 03/01/25)	351	341,503
3.38%, 03/15/29 (Call 12/15/28)	376	349,706
3.95%, 03/15/49 (Call 09/15/48)	235	185,980
4.15%, 03/15/59 (Call 09/15/58)	188	148,999
4.50%, 02/09/27 (Call 01/09/27)	335	330,150
4.50%, 02/09/29 (Call 01/09/29)	340	331,829
66
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.70%, 02/27/33 (Call 11/27/32)	$500	$480,553
4.70%, 02/09/34 (Call 11/09/33)	410	392,641
4.88%, 02/27/53 (Call 08/27/52)	440	401,868
4.95%, 02/27/63 (Call 08/27/62)	365	329,310
5.00%, 02/27/26 (Call 05/13/24)	15	14,965
5.00%, 02/09/54 (Call 08/09/53)	380	353,793
5.10%, 02/09/64 (Call 08/09/63)	490	455,586
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	512	502,552
3.88%, 05/15/28	605	578,699
4.20%, 03/18/43	89	74,926
5.38%, 04/15/34(a)	21	21,612
6.38%, 05/15/38	1,154	1,247,559
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	440	406,344
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	107	100,732
0.95%, 09/01/27 (Call 07/01/27)	635	557,658
1.30%, 09/01/30 (Call 06/01/30)(a)	515	415,093
2.10%, 09/01/40 (Call 03/01/40)	415	269,270
2.25%, 09/01/50 (Call 03/01/50)(a)	435	249,549
2.45%, 03/01/26 (Call 12/01/25)	802	765,401
2.45%, 09/01/60 (Call 03/01/60)	325	178,776
2.90%, 01/15/28 (Call 10/15/27)	454	423,983
2.95%, 03/03/27 (Call 12/03/26)	418	396,205
3.40%, 01/15/38 (Call 07/15/37)	400	327,564
3.50%, 01/15/48 (Call 07/15/47)	264	197,333
3.55%, 03/01/36 (Call 09/01/35)	300	255,719
3.63%, 03/03/37 (Call 09/03/36)	533	451,361
3.70%, 03/01/46 (Call 09/01/45)	778	607,944
3.75%, 03/03/47 (Call 09/03/46)	408	319,221
4.38%, 12/05/33 (Call 06/05/33)	260	250,422
4.50%, 09/01/40	242	221,136
4.50%, 12/05/43 (Call 06/05/43)(a)	175	158,604
4.95%, 05/15/33(a)	303	305,858
5.85%, 07/15/38	226	238,681
5.95%, 08/15/37	326	347,338
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	35	31,912
5.10%, 07/15/33 (Call 04/15/33)	30	29,222
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	279	272,612
4.60%, 06/01/44 (Call 12/01/43)	170	143,416
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	330	305,084
1.45%, 06/24/30 (Call 03/24/30)	450	362,093
1.70%, 06/10/27 (Call 05/10/27)	660	595,399
1.90%, 12/10/28 (Call 10/10/28)	350	305,097
2.15%, 12/10/31 (Call 09/10/31)	780	632,772
2.35%, 06/24/40 (Call 12/24/39)	261	173,828
2.45%, 06/24/50 (Call 12/24/49)	435	251,903
2.75%, 12/10/51 (Call 06/10/51)	716	436,730
2.90%, 12/10/61 (Call 06/10/61)	515	299,804
3.40%, 03/07/29 (Call 12/07/28)	558	517,701
3.60%, 09/15/42 (Call 03/15/42)	214	165,594
3.70%, 02/10/45 (Call 08/10/44)	735	563,522
3.90%, 03/07/39 (Call 09/07/38)	395	332,260
4.00%, 03/07/49 (Call 09/07/48)	581	458,888
4.05%, 05/17/28 (Call 04/17/28)	170	164,175
4.15%, 05/18/43	483	402,554
4.30%, 05/17/30 (Call 03/17/30)	325	310,792
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 05/17/33 (Call 02/17/33)(a)	$590	$557,749
4.90%, 05/17/44 (Call 11/17/43)	260	238,408
5.00%, 05/17/53 (Call 11/17/52)	500	459,311
5.15%, 05/17/63 (Call 11/17/62)	380	350,988
6.50%, 12/01/33	158	172,704
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	605	558,340
2.20%, 08/14/30 (Call 05/14/30)	625	528,424
2.75%, 08/14/50 (Call 02/14/50)(a)	529	333,176
3.00%, 11/20/25 (Call 08/20/25)	775	750,437
3.10%, 05/17/27 (Call 02/17/27)	515	487,191
3.70%, 09/21/42	263	209,171
4.00%, 11/20/45 (Call 05/20/45)	445	362,936
4.40%, 05/06/44	555	482,162
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	421	401,107
1.70%, 05/28/30 (Call 02/28/30)	495	405,546
1.75%, 08/18/31 (Call 05/18/31)	270	213,239
2.55%, 05/28/40 (Call 11/28/39)	449	304,125
2.63%, 04/01/30 (Call 01/01/30)	330	286,288
2.70%, 05/28/50 (Call 11/28/49)(a)	538	335,672
2.75%, 06/03/26(a)	496	472,696
3.00%, 12/15/26	587	556,556
3.45%, 03/15/29 (Call 12/15/28)	721	670,442
3.60%, 09/15/28 (Call 06/15/28)(a)	345	326,030
3.90%, 03/15/39 (Call 09/15/38)	293	241,875
4.00%, 12/15/36	320	278,744
4.00%, 03/15/49 (Call 09/15/48)	514	404,525
4.10%, 09/15/38 (Call 03/15/38)	242	208,678
4.13%, 12/15/46	474	382,809
4.20%, 09/15/48 (Call 03/15/48)	325	263,453
4.30%, 06/15/43	264	222,709
4.40%, 05/15/44(a)	364	314,081
7.20%, 03/15/39(a)	882	1,017,749
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	1,100	1,081,121
4.45%, 05/19/28 (Call 04/19/28)	1,200	1,164,223
4.65%, 05/19/25	1,110	1,101,442
4.65%, 05/19/30 (Call 03/19/30)(a)	1,025	990,981
4.75%, 05/19/33 (Call 02/19/33)	1,740	1,659,033
5.11%, 05/19/43 (Call 11/19/42)	1,085	1,011,026
5.30%, 05/19/53 (Call 11/19/52)	2,095	1,959,222
5.34%, 05/19/63 (Call 11/19/62)	1,310	1,200,625
Pharmacia LLC, 6.60%, 12/01/28	279	293,336
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	413	392,577
Wyeth LLC
5.95%, 04/01/37	616	635,219
6.00%, 02/15/36	181	188,922
6.50%, 02/01/34(a)	232	250,187
		83,690,309
Pipelines — 0.7%
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	135	118,246
3.13%, 07/31/29 (Call 04/30/29)	85	76,715
3.20%, 02/15/52 (Call 08/15/51)	55	35,755
3.30%, 02/15/53 (Call 08/15/52)(a)	30	19,826
3.70%, 02/15/26 (Call 11/15/25)	190	184,722
3.70%, 01/31/51 (Call 07/31/50)	85	61,195
3.95%, 02/15/27 (Call 11/15/26)	30	28,979
3.95%, 01/31/60 (Call 07/31/59)	500	359,089
4.15%, 10/16/28 (Call 07/16/28)	220	210,145
Schedule of Investments
67

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.20%, 01/31/50 (Call 07/31/49)	$800	$632,673
4.25%, 02/15/48 (Call 08/15/47)	150	120,417
4.45%, 02/15/43 (Call 08/15/42)	100	84,123
4.60%, 01/11/27 (Call 12/11/26)	200	196,657
4.80%, 02/01/49 (Call 08/01/48)	315	272,657
4.85%, 01/31/34 (Call 10/31/33)	235	224,214
4.85%, 08/15/42 (Call 02/15/42)	500	444,707
4.85%, 03/15/44 (Call 09/15/43)	955	842,998
4.90%, 05/15/46 (Call 11/15/45)	505	445,733
5.05%, 01/10/26	50	49,728
5.10%, 02/15/45 (Call 08/15/44)	835	756,435
5.35%, 01/31/33 (Call 10/31/32)(a)	1,125	1,115,122
6.13%, 10/15/39	35	35,803
6.45%, 09/01/40	55	58,192
Series D, 6.88%, 03/01/33	795	865,803
		7,239,934
Private Equity — 0.0%
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)(a)	215	210,381
Real Estate Investment Trusts — 1.6%
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)(a)	210	167,870
2.30%, 03/01/30 (Call 12/01/29)	245	207,027
2.45%, 01/15/31 (Call 10/17/30)	186	155,534
3.45%, 06/01/25 (Call 03/03/25)	540	528,133
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	292	252,100
3.15%, 07/01/29 (Call 04/01/29)	230	205,493
5.85%, 11/03/26 (Call 10/03/26)(a)	95	95,754
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	155	122,846
2.50%, 02/15/30 (Call 11/15/29)	200	171,118
2.85%, 11/01/26 (Call 08/01/26)	95	89,266
3.00%, 07/01/29 (Call 04/01/29)	276	246,579
3.50%, 03/01/28 (Call 12/01/27)	226	211,457
4.50%, 07/01/44 (Call 01/01/44)	277	226,723
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	200	189,834
3.95%, 03/15/29 (Call 12/15/28)	75	70,599
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	240	186,897
2.13%, 04/15/27 (Call 02/15/27)	275	250,884
2.13%, 10/15/50 (Call 04/15/50)	187	96,662
2.25%, 04/15/30 (Call 01/15/30)(a)	438	368,315
3.00%, 04/15/50 (Call 10/15/49)	255	161,257
4.63%, 01/15/33 (Call 10/15/32)	285	267,328
4.75%, 06/15/33 (Call 03/15/33)	285	268,826
4.88%, 06/15/28 (Call 05/15/28)	155	152,623
5.00%, 03/15/34 (Call 12/15/33)	200	191,138
5.13%, 01/15/34 (Call 10/15/33)	190	183,515
5.25%, 06/15/53 (Call 12/15/52)	330	303,335
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	205	189,242
1.50%, 11/09/26 (Call 10/09/26)	260	236,698
1.85%, 05/01/28 (Call 03/01/28)	237	207,663
1.95%, 11/09/28 (Call 09/09/28)	240	207,711
2.25%, 11/09/31 (Call 08/09/31)	185	148,360
2.30%, 05/01/31 (Call 02/01/31)	214	175,239
3.09%, 09/15/27 (Call 06/15/27)	192	178,976
3.39%, 05/01/29 (Call 02/01/29)	249	228,004
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.10%, 08/01/33 (Call 05/01/33)	$165	$159,988
5.13%, 01/15/29 (Call 12/15/28)(a)	285	283,410
5.35%, 08/01/53 (Call 02/01/53)	270	253,201
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	150	120,989
3.00%, 01/15/27 (Call 10/15/26)	273	256,183
3.10%, 12/15/29 (Call 09/15/29)	201	178,439
3.25%, 06/15/29 (Call 03/15/29)(a)	70	63,310
3.25%, 01/15/31 (Call 10/15/30)	356	309,325
3.40%, 01/15/28 (Call 11/15/27)	260	242,131
3.65%, 01/15/28 (Call 10/15/27)	165	154,879
3.95%, 08/15/27 (Call 05/15/27)	395	377,385
4.13%, 10/15/26 (Call 07/15/26)	190	184,299
4.63%, 11/01/25 (Call 09/01/25)	125	123,221
4.65%, 03/15/47 (Call 09/15/46)	181	152,251
4.85%, 03/15/30 (Call 01/15/30)	250	241,141
4.88%, 06/01/26 (Call 03/01/26)	140	138,201
4.90%, 07/15/33 (Call 04/15/33)	205	192,282
5.05%, 01/13/26 (Call 05/13/24)	45	44,748
5.13%, 02/15/34 (Call 11/15/33)	205	194,975
5.63%, 10/13/32 (Call 07/13/32)	265	263,251
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	147	132,167
1.75%, 02/01/28 (Call 11/01/27)	415	364,309
2.20%, 02/01/31 (Call 11/01/30)	182	147,339
2.25%, 01/15/32 (Call 10/15/31)	185	146,863
2.45%, 09/13/29 (Call 06/13/29)	460	395,634
2.65%, 07/15/30 (Call 04/15/30)	272	232,156
2.65%, 02/01/32 (Call 12/01/31)	270	220,256
3.25%, 11/30/26 (Call 08/30/26)(a)	94	89,141
3.25%, 09/13/49 (Call 03/13/49)(a)	450	294,622
3.30%, 01/15/26 (Call 10/15/25)	455	438,125
3.38%, 06/15/27 (Call 03/15/27)	315	297,206
3.38%, 12/01/27 (Call 09/01/27)(a)	375	350,713
3.50%, 09/01/25 (Call 06/01/25)	655	637,903
3.80%, 07/15/50 (Call 01/15/50)	263	188,541
4.25%, 11/30/46 (Call 05/30/46)	210	164,861
4.75%, 03/15/42 (Call 09/15/41)	146	126,077
5.50%, 03/08/33 (Call 12/08/32)	275	271,460
5.85%, 03/08/53 (Call 09/03/52)	225	218,239
6.25%, 01/15/34 (Call 10/15/33)	50	51,688
6.65%, 01/15/54 (Call 07/15/53)	165	177,103
6.75%, 02/01/40 (Call 11/01/39)	236	252,715
		16,073,733
Retail — 2.3%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	507	453,712
1.60%, 04/20/30 (Call 01/20/30)	617	507,094
1.75%, 04/20/32 (Call 01/20/32)	270	211,592
3.00%, 05/18/27 (Call 02/18/27)(a)	623	588,270
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	70	59,985
1.38%, 03/15/31 (Call 12/15/30)	425	331,079
1.50%, 09/15/28 (Call 07/15/28)	432	371,658
1.88%, 09/15/31 (Call 06/15/31)	322	256,078
2.13%, 09/15/26 (Call 06/15/26)	173	161,248
2.38%, 03/15/51 (Call 09/15/50)	470	262,281
2.50%, 04/15/27 (Call 02/15/27)	343	318,081
2.70%, 04/15/30 (Call 01/15/30)(a)	517	450,433
2.75%, 09/15/51 (Call 03/15/51)(a)	387	233,813
2.80%, 09/14/27 (Call 06/14/27)	470	436,312
68
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.88%, 04/15/27 (Call 03/15/27)	$365	$342,646
2.95%, 06/15/29 (Call 03/15/29)	572	515,715
3.00%, 04/01/26 (Call 01/01/26)	347	333,151
3.13%, 12/15/49 (Call 06/15/49)	457	302,432
3.25%, 04/15/32 (Call 01/15/32)	255	221,723
3.30%, 04/15/40 (Call 10/15/39)	492	373,839
3.35%, 09/15/25 (Call 06/15/25)	281	273,594
3.35%, 04/15/50 (Call 10/15/49)	528	364,266
3.50%, 09/15/56 (Call 03/15/56)	243	167,922
3.63%, 04/15/52 (Call 10/15/51)	550	397,750
3.90%, 12/06/28 (Call 09/06/28)(a)	413	393,036
3.90%, 06/15/47 (Call 12/15/46)	445	344,103
4.00%, 09/15/25 (Call 08/15/25)	240	235,687
4.20%, 04/01/43 (Call 10/01/42)	381	316,674
4.25%, 04/01/46 (Call 10/01/45)	577	474,197
4.40%, 03/15/45 (Call 09/15/44)	372	314,434
4.50%, 09/15/32 (Call 06/15/32)(a)	420	401,830
4.50%, 12/06/48 (Call 06/06/48)	557	471,103
4.88%, 02/15/44 (Call 08/15/43)	357	322,807
4.90%, 04/15/29 (Call 03/15/29)	140	138,496
4.95%, 09/30/26 (Call 08/30/26)	240	238,746
4.95%, 09/15/52 (Call 03/15/52)(a)	380	344,408
5.40%, 09/15/40 (Call 03/15/40)	110	107,442
5.88%, 12/16/36	1,039	1,077,097
5.95%, 04/01/41 (Call 10/01/40)	380	393,270
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	405	373,796
2.35%, 02/15/30 (Call 11/15/29)	295	253,684
2.50%, 04/15/26	457	436,416
2.95%, 01/15/52 (Call 07/15/51)(a)	410	259,747
3.38%, 04/15/29 (Call 01/15/29)(a)	407	377,045
3.63%, 04/15/46	251	186,406
3.90%, 11/15/47 (Call 05/15/47)	176	135,811
4.00%, 07/01/42	270	222,362
4.40%, 01/15/33 (Call 10/15/32)	175	165,564
4.50%, 09/15/32 (Call 06/15/32)(a)	325	308,216
4.80%, 01/15/53 (Call 07/15/52)(a)	410	365,651
7.00%, 01/15/38	135	153,532
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	137	117,322
1.60%, 05/15/31 (Call 02/15/31)	60	47,455
2.25%, 09/15/26 (Call 06/15/26)	490	458,039
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	465	315,134
2.65%, 09/22/51 (Call 03/22/51)	590	362,124
2.95%, 09/24/49 (Call 03/24/49)	190	125,677
3.05%, 07/08/26 (Call 05/08/26)	215	206,054
3.25%, 07/08/29 (Call 04/08/29)	223	206,270
3.55%, 06/26/25 (Call 04/26/25)	440	431,524
3.70%, 06/26/28 (Call 03/26/28)(a)	425	406,590
3.90%, 04/15/28 (Call 03/15/28)(a)	220	212,088
3.95%, 06/28/38 (Call 12/28/37)	135	118,043
4.00%, 04/15/26 (Call 03/15/26)(a)	180	176,632
4.00%, 04/15/30 (Call 02/15/30)	175	166,650
4.05%, 06/29/48 (Call 12/29/47)	646	527,232
4.10%, 04/15/33 (Call 01/15/33)(a)	485	452,982
4.15%, 09/09/32 (Call 06/09/32)	315	297,434
4.50%, 09/09/52 (Call 03/09/52)	380	329,943
4.50%, 04/15/53 (Call 10/15/52)	560	487,571
5.25%, 09/01/35	540	545,498
5.63%, 04/01/40	155	159,447
Security	Par (000)	Value
Retail (continued)
5.63%, 04/15/41	$260	$267,052
6.20%, 04/15/38	210	228,224
6.50%, 08/15/37	345	383,371
		23,774,590
Semiconductors — 3.2%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	200	182,519
4.39%, 06/01/52 (Call 12/01/51)	155	128,767
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	305	263,264
2.10%, 10/01/31 (Call 07/01/31)	385	311,346
2.80%, 10/01/41 (Call 04/01/41)	255	175,321
2.95%, 10/01/51 (Call 04/01/51)	305	193,523
3.50%, 12/05/26 (Call 09/05/26)	357	342,387
5.05%, 04/01/34 (Call 01/01/34)	175	171,743
5.30%, 04/01/54 (Call 10/01/53)	175	166,425
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	345	284,335
2.75%, 06/01/50 (Call 12/01/49)	312	199,781
3.30%, 04/01/27 (Call 01/01/27)	810	770,947
3.90%, 10/01/25 (Call 07/01/25)	232	227,509
4.35%, 04/01/47 (Call 10/01/46)	289	246,137
5.10%, 10/01/35 (Call 04/01/35)(a)	197	195,090
5.85%, 06/15/41	225	233,098
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	360	309,397
2.00%, 08/12/31 (Call 05/12/31)	460	365,708
2.45%, 11/15/29 (Call 08/15/29)	838	723,959
2.60%, 05/19/26 (Call 02/19/26)	134	126,853
2.80%, 08/12/41 (Call 02/12/41)	333	224,210
3.05%, 08/12/51 (Call 02/12/51)	480	294,861
3.10%, 02/15/60 (Call 08/15/59)	214	125,837
3.15%, 05/11/27 (Call 02/11/27)	125	117,540
3.20%, 08/12/61 (Call 02/12/61)(a)	295	175,064
3.25%, 11/15/49 (Call 05/15/49)	742	481,252
3.70%, 07/29/25 (Call 04/29/25)	350	342,160
3.73%, 12/08/47 (Call 06/08/47)	694	497,133
3.75%, 03/25/27 (Call 01/25/27)	137	131,327
3.75%, 08/05/27 (Call 07/05/27)	455	434,339
3.90%, 03/25/30 (Call 12/25/29)	598	552,405
4.00%, 08/05/29 (Call 06/05/29)	355	334,185
4.00%, 12/15/32	224	201,756
4.10%, 05/19/46 (Call 11/19/45)	490	384,279
4.10%, 05/11/47 (Call 11/11/46)	370	286,106
4.15%, 08/05/32 (Call 05/05/32)	450	410,693
4.25%, 12/15/42(a)	245	199,245
4.60%, 03/25/40 (Call 09/25/39)	331	292,314
4.75%, 03/25/50 (Call 09/25/49)	720	604,166
4.80%, 10/01/41	330	292,730
4.88%, 02/10/26	220	218,005
4.88%, 02/10/28 (Call 01/10/28)(a)	645	635,478
4.90%, 07/29/45 (Call 01/29/45)(a)	302	273,190
4.90%, 08/05/52 (Call 02/05/52)	635	543,824
4.95%, 03/25/60 (Call 09/25/59)(a)	347	296,452
5.00%, 02/21/31 (Call 12/21/30)	160	156,167
5.05%, 08/05/62 (Call 02/05/62)	308	263,332
5.13%, 02/10/30 (Call 12/10/29)	480	475,250
5.15%, 02/21/34 (Call 11/21/33)	190	183,125
5.20%, 02/10/33 (Call 11/10/32)(a)	775	756,557
5.60%, 02/21/54 (Call 08/21/53)	150	141,239
5.63%, 02/10/43 (Call 08/10/42)	385	373,260
Schedule of Investments
69

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.70%, 02/10/53 (Call 08/10/52)	$665	$634,946
5.90%, 02/10/63 (Call 08/10/62)	445	432,948
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	265	181,181
4.10%, 03/15/29 (Call 12/15/28)	310	296,057
4.65%, 07/15/32 (Call 04/15/32)	410	391,844
4.70%, 02/01/34 (Call 11/01/33)	155	147,427
4.95%, 07/15/52 (Call 01/15/52)(a)	475	430,965
5.25%, 07/15/62 (Call 01/15/62)	270	250,123
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	225	185,644
2.88%, 06/15/50 (Call 12/15/49)(a)	271	172,441
3.13%, 06/15/60 (Call 12/15/59)	172	105,735
3.75%, 03/15/26 (Call 01/15/26)	337	327,430
4.00%, 03/15/29 (Call 12/15/28)	500	474,939
4.88%, 03/15/49 (Call 09/15/48)	262	234,924
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	470	411,492
2.00%, 06/15/31 (Call 03/15/31)(a)	365	298,906
2.85%, 04/01/30 (Call 01/01/30)	511	453,354
3.20%, 09/16/26 (Call 06/16/26)	134	128,560
3.50%, 04/01/40 (Call 10/01/39)	350	281,614
3.50%, 04/01/50 (Call 10/01/49)	747	555,022
3.70%, 04/01/60 (Call 10/01/59)	135	99,044
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	207	178,780
1.65%, 05/20/32 (Call 02/20/32)	475	363,469
2.15%, 05/20/30 (Call 02/20/30)	463	392,165
3.25%, 05/20/27 (Call 02/20/27)	555	525,985
3.25%, 05/20/50 (Call 11/20/49)	273	188,402
3.45%, 05/20/25 (Call 02/20/25)	147	144,330
4.25%, 05/20/32 (Call 02/20/32)	210	195,906
4.30%, 05/20/47 (Call 11/20/46)	549	456,328
4.50%, 05/20/52 (Call 11/20/51)	375	315,753
4.65%, 05/20/35 (Call 11/20/34)	436	414,877
4.80%, 05/20/45 (Call 11/20/44)	502	453,592
5.40%, 05/20/33 (Call 02/20/33)(a)	260	263,272
6.00%, 05/20/53 (Call 11/20/52)(a)	375	393,799
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	225	204,717
1.75%, 05/04/30 (Call 02/04/30)	274	226,529
1.90%, 09/15/31 (Call 06/15/31)	264	213,546
2.25%, 09/04/29 (Call 06/04/29)	320	277,820
2.70%, 09/15/51 (Call 03/15/51)	155	93,554
2.90%, 11/03/27 (Call 08/03/27)	121	112,584
3.88%, 03/15/39 (Call 09/15/38)	245	208,231
4.15%, 05/15/48 (Call 11/15/47)	536	433,834
4.60%, 02/08/27 (Call 01/08/27)	100	98,916
4.60%, 02/15/28 (Call 01/15/28)	175	172,174
4.60%, 02/08/29 (Call 01/08/29)(a)	100	98,113
4.85%, 02/08/34 (Call 11/08/33)	140	135,749
4.90%, 03/14/33 (Call 12/14/32)	365	357,039
5.00%, 03/14/53 (Call 09/14/52)	275	251,617
5.05%, 05/18/63 (Call 11/18/62)	455	412,158
5.15%, 02/08/54 (Call 08/08/53)	235	220,024
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	418	382,588
2.50%, 10/25/31 (Call 07/25/31)	538	447,312
3.13%, 10/25/41 (Call 04/25/41)	330	250,964
3.25%, 10/25/51 (Call 04/25/51)	375	267,416
3.88%, 04/22/27 (Call 03/22/27)	350	336,210
Security	Par (000)	Value
Semiconductors (continued)
4.13%, 04/22/29 (Call 02/22/29)	$75	$71,607
4.25%, 04/22/32 (Call 01/22/32)	265	250,231
4.50%, 04/22/52 (Call 10/22/51)	315	286,669
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	243	206,482
		33,112,928
Software — 1.7%
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	319	295,113
2.30%, 02/01/30 (Call 11/01/29)	515	442,722
4.80%, 04/04/29 (Call 03/04/29)	150	148,410
4.85%, 04/04/27 (Call 03/04/27)(a)	100	99,508
4.95%, 04/04/34 (Call 01/04/34)	150	146,259
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	153	144,923
1.35%, 07/15/27 (Call 05/15/27)	135	119,710
1.65%, 07/15/30 (Call 04/15/30)	235	190,508
5.13%, 09/15/28 (Call 08/15/28)	280	279,169
5.20%, 09/15/33 (Call 06/15/33)	410	404,751
5.25%, 09/15/26 (Call 08/15/26)	225	225,407
5.50%, 09/15/53 (Call 03/15/53)	405	395,576
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	1,561	1,470,670
2.50%, 09/15/50 (Call 03/15/50)(c)	180	108,302
2.53%, 06/01/50 (Call 12/01/49)(a)	2,304	1,409,516
2.68%, 06/01/60 (Call 12/01/59)	1,228	719,515
2.92%, 03/17/52 (Call 09/17/51)	2,154	1,417,233
3.04%, 03/17/62 (Call 09/17/61)	694	442,879
3.13%, 11/03/25 (Call 08/03/25)	1,114	1,080,830
3.30%, 02/06/27 (Call 11/06/26)	1,437	1,376,648
3.40%, 09/15/26 (Call 06/15/26)(c)	25	24,038
3.45%, 08/08/36 (Call 02/08/36)	655	557,181
3.50%, 02/12/35 (Call 08/12/34)(a)	575	507,636
3.70%, 08/08/46 (Call 02/08/46)	664	525,954
4.00%, 02/12/55 (Call 08/12/54)	170	137,790
4.10%, 02/06/37 (Call 08/06/36)	338	308,589
4.20%, 11/03/35 (Call 05/03/35)	315	294,646
4.25%, 02/06/47 (Call 08/06/46)(a)	415	365,915
4.45%, 11/03/45 (Call 05/03/45)(a)	360	325,399
4.50%, 02/06/57 (Call 08/06/56)	280	249,114
5.20%, 06/01/39(a)	170	172,856
5.30%, 02/08/41(a)	285	295,889
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	240	207,486
1.95%, 07/15/31 (Call 04/15/31)	645	520,228
2.70%, 07/15/41 (Call 01/15/41)	375	255,827
2.90%, 07/15/51 (Call 01/15/51)	725	455,749
3.05%, 07/15/61 (Call 01/15/61)	450	272,011
3.70%, 04/11/28 (Call 01/11/28)	703	668,999
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	555	438,686
		17,501,642
Telecommunications — 0.9%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	380	327,284
3.63%, 04/22/29 (Call 01/22/29)	368	336,216
4.38%, 07/16/42	244	202,149
4.38%, 04/22/49 (Call 10/22/48)(a)	230	186,737
4.70%, 07/21/32 (Call 04/21/32)	278	259,817
6.13%, 03/30/40	527	530,112
6.38%, 03/01/35	422	443,378
70
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	$608	$572,753
2.95%, 02/28/26	287	275,597
3.50%, 06/15/25	235	230,347
4.80%, 02/26/27 (Call 01/26/27)	765	758,384
4.85%, 02/26/29 (Call 01/26/29)	765	755,613
4.90%, 02/26/26	300	298,485
4.95%, 02/26/31 (Call 12/26/30)	390	383,622
5.05%, 02/26/34 (Call 11/26/33)	415	406,371
5.30%, 02/26/54 (Call 08/26/53)	810	780,057
5.35%, 02/26/64 (Call 08/26/63)	340	324,307
5.50%, 01/15/40	841	837,241
5.90%, 02/15/39	723	751,689
KT Corp., 4.00%, 08/08/25(c)	25	24,463
		8,684,622
Transportation — 2.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	245	150,704
3.05%, 02/15/51 (Call 08/15/50)	245	158,533
3.25%, 06/15/27 (Call 03/15/27)	264	249,691
3.30%, 09/15/51 (Call 03/15/51)	271	182,939
3.55%, 02/15/50 (Call 08/15/49)	331	236,795
3.90%, 08/01/46 (Call 02/01/46)	263	202,521
4.05%, 06/15/48 (Call 12/15/47)	288	226,779
4.13%, 06/15/47 (Call 12/15/46)	200	159,284
4.15%, 04/01/45 (Call 10/01/44)	332	268,590
4.15%, 12/15/48 (Call 06/15/48)	310	247,385
4.38%, 09/01/42 (Call 03/01/42)	232	197,171
4.40%, 03/15/42 (Call 09/15/41)	267	228,567
4.45%, 03/15/43 (Call 09/15/42)	332	283,394
4.45%, 01/15/53 (Call 07/15/52)	295	245,716
4.55%, 09/01/44 (Call 03/01/44)	300	258,250
4.70%, 09/01/45 (Call 03/01/45)	278	243,207
4.90%, 04/01/44 (Call 10/01/43)	394	356,431
5.05%, 03/01/41 (Call 09/01/40)	227	211,016
5.15%, 09/01/43 (Call 03/01/43)	294	275,575
5.20%, 04/15/54 (Call 10/15/53)	440	412,081
5.40%, 06/01/41 (Call 12/01/40)	170	164,944
5.75%, 05/01/40 (Call 11/01/39)	186	187,698
6.15%, 05/01/37	185	195,449
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	240	139,834
2.75%, 03/01/26 (Call 12/01/25)(a)	321	307,576
3.20%, 08/02/46 (Call 02/02/46)(a)	176	124,013
3.65%, 02/03/48 (Call 08/03/47)	246	185,997
3.85%, 08/05/32 (Call 05/05/32)	340	306,264
4.40%, 08/05/52 (Call 02/05/52)	275	230,215
4.45%, 01/20/49 (Call 07/20/48)	196	167,249
6.25%, 08/01/34	200	213,778
CSX Corp.
4.10%, 11/15/32 (Call 08/15/32)	500	458,498
4.25%, 11/01/66 (Call 05/01/66)	700	527,824
4.50%, 11/15/52 (Call 05/15/52)	500	418,817
4.65%, 03/01/68 (Call 09/01/67)	600	488,345
5.20%, 11/15/33 (Call 08/15/33)	500	493,059
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(a)	358	288,582
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	120	110,428
2.38%, 05/20/31 (Call 02/20/31)	350	291,280
2.40%, 02/05/30 (Call 11/05/29)	435	373,317
Security	Par (000)	Value
Transportation (continued)
2.75%, 03/01/26 (Call 12/01/25)	$255	$243,534
2.80%, 02/14/32 (Call 12/15/31)	435	367,026
2.89%, 04/06/36 (Call 01/06/36)	255	199,638
2.95%, 03/10/52 (Call 09/10/51)	325	204,661
2.97%, 09/16/62 (Call 03/16/62)	345	200,076
3.00%, 04/15/27 (Call 01/15/27)(a)	100	94,101
3.20%, 05/20/41 (Call 11/20/40)	215	158,875
3.25%, 08/15/25 (Call 05/15/25)	115	111,850
3.25%, 02/05/50 (Call 08/05/49)	565	385,014
3.38%, 02/14/42 (Call 08/14/41)	140	104,975
3.50%, 02/14/53 (Call 08/14/52)	420	294,610
3.55%, 08/15/39 (Call 02/15/39)	220	174,384
3.55%, 05/20/61 (Call 11/20/60)(a)	220	147,264
3.60%, 09/15/37 (Call 03/15/37)	200	164,071
3.70%, 03/01/29 (Call 12/01/28)	355	332,574
3.75%, 07/15/25 (Call 05/15/25)	220	215,608
3.75%, 02/05/70 (Call 08/05/69)	125	85,221
3.80%, 10/01/51 (Call 04/01/51)	435	324,843
3.80%, 04/06/71 (Call 10/06/70)	325	223,704
3.84%, 03/20/60 (Call 09/20/59)	645	461,658
3.85%, 02/14/72 (Call 08/14/71)	160	111,425
3.95%, 09/10/28 (Call 06/10/28)	915	875,235
3.95%, 08/15/59 (Call 02/15/59)	165	120,372
4.00%, 04/15/47 (Call 10/15/46)	175	135,801
4.05%, 03/01/46 (Call 09/01/45)	180	141,161
4.10%, 09/15/67 (Call 03/15/67)	165	121,820
4.30%, 03/01/49 (Call 09/01/48)	240	193,938
4.50%, 01/20/33 (Call 10/20/32)(a)	325	307,296
4.75%, 02/21/26 (Call 01/21/26)(a)	165	163,656
4.95%, 09/09/52 (Call 03/09/52)	245	222,469
4.95%, 05/15/53 (Call 11/15/52)	215	195,293
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	359	336,003
3.05%, 11/15/27 (Call 08/15/27)	585	545,080
3.40%, 03/15/29 (Call 12/15/28)(a)	383	355,999
3.40%, 11/15/46 (Call 05/15/46)	40	29,007
3.40%, 09/01/49 (Call 03/01/49)	248	174,582
3.75%, 11/15/47 (Call 05/15/47)	468	351,943
4.25%, 03/15/49 (Call 09/15/48)	323	262,757
4.45%, 04/01/30 (Call 01/01/30)	376	362,795
4.88%, 03/03/33 (Call 12/03/32)(a)	270	261,664
4.88%, 11/15/40 (Call 05/15/40)	214	196,739
5.05%, 03/03/53 (Call 09/03/52)	365	336,677
5.20%, 04/01/40 (Call 10/01/39)	243	233,280
5.30%, 04/01/50 (Call 10/01/49)(a)	329	313,940
6.20%, 01/15/38	426	452,685
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	555	505,835
1.50%, 09/22/28 (Call 07/22/28)	517	448,542
1.80%, 09/22/31 (Call 06/22/31)(a)	775	624,498
3.95%, 09/09/27 (Call 08/09/27)(a)	352	341,011
		23,682,986
Total Long-Term Investments — 98.5% (Cost: $1,128,246,417)		1,007,218,131
Schedule of Investments
71

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	71,774,258	$71,795,790
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	12,630,000	12,630,000
Total Short-Term Securities — 8.2% (Cost: $84,394,669)		84,425,790
Total Investments — 106.7% (Cost: $1,212,641,086)		1,091,643,921
Liabilities in Excess of Other Assets — (6.7)%		(68,660,842)
Net Assets — 100.0%		$1,022,983,079

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$70,985,244	$822,450 (a)	$—	$(5,355)	$(6,549)	$71,795,790	71,774,258	$132,444 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,320,000	11,310,000 (a)	—	—	—	12,630,000	12,630,000	79,781	—
				$(5,355)	$(6,549)	$84,425,790		$212,225	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,007,218,131	$—	$1,007,218,131
72
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Aaa - A Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$84,425,790	$—	$—	$84,425,790
	$84,425,790	$1,007,218,131	$—	$1,091,643,921
See notes to financial statements.
Schedule of Investments
73

Schedule of Investments (unaudited)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(a)	$325	$277,875
3.75%, 02/15/28 (Call 05/16/24)(a)	335	309,193
4.00%, 02/15/30 (Call 02/15/25)	363	323,981
4.88%, 01/15/29 (Call 05/31/24)	290	274,227
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31 (Call 11/15/26)(a)(b)	280	287,336
		1,472,612
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (Call 03/15/26)(b)	340	341,836
Moog Inc., 4.25%, 12/15/27 (Call 05/31/24)(b)	300	280,001
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(b)	275	271,983
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	185	176,652
9.38%, 11/30/29 (Call 11/30/25)(b)	530	573,206
		1,643,678
Agriculture — 0.4%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 05/13/24)(b)	247	239,316
6.00%, 06/15/30 (Call 06/15/25)(b)	640	621,723
Vector Group Ltd., 5.75%, 02/01/29 (Call 05/31/24)(b)	565	513,561
		1,374,600
Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	720	683,012
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	365	352,783
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	455	457,576
8.50%, 05/15/29 (Call 11/15/25)(b)	615	640,628
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,386	1,370,580
5.75%, 04/20/29(b)	1,835	1,771,867
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(a)	258	232,472
4.38%, 04/19/28 (Call 01/19/28)(a)	260	248,736
7.38%, 01/15/26 (Call 12/15/25)	480	490,947
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,195	1,149,452
4.63%, 04/15/29 (Call 10/15/28)(b)	1,205	1,110,563
		8,508,616
Apparel — 0.3%
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	260	230,968
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	300	256,060
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	405	381,316
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/24)(b)	335	326,077
		1,194,421
Auto Manufacturers — 0.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	595	509,290
4.75%, 10/01/27 (Call 05/13/24)(b)	255	243,717
5.88%, 06/01/29 (Call 06/01/24)(b)	315	306,984
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	375	349,028
5.50%, 07/15/29 (Call 07/15/24)(b)	265	249,349
Security	Par (000)	Value
Auto Manufacturers (continued)
5.88%, 01/15/28 (Call 05/31/24)(b)	$325	$315,870
7.75%, 10/15/25 (Call 05/13/24)(b)	350	351,750
		2,325,988
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., 7.00%, 04/15/28 (Call 04/15/25)(b)	345	348,537
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	229	198,403
4.50%, 02/15/32 (Call 02/15/27)(a)	215	182,408
5.38%, 11/15/27 (Call 05/13/24)(a)	277	267,667
5.63%, 06/15/28 (Call 05/13/24)	230	221,618
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(b)(c)	300	288,893
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(b)(c)	285	280,027
6.38%, 05/15/29 (Call 05/31/24), (7.13% PIK)(b)(c)	255	250,674
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(b)	205	205,730
ZF North America Capital Inc.
6.75%, 04/23/30 (Call 03/23/30)(b)	450	450,936
6.88%, 04/14/28 (Call 03/14/28)(b)	390	392,608
6.88%, 04/23/32 (Call 02/23/32)(b)	375	378,934
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	400	408,994
		3,875,429
Banks — 1.6%
Banc of California, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(d)	235	214,687
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	615	662,054
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(b)(d)	465	381,135
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(b)(d)	460	330,759
5.71%, 01/15/26(b)	840	827,704
Popular Inc., 7.25%, 03/13/28 (Call 02/13/28)	240	240,636
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3-mo. LIBOR US + 1.460%)(b)(d)(e)	440	445,038
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(d)	215	191,757
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(b)(d)	900	828,108
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(b)(d)	600	580,140
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(b)(d)	765	771,458
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(d)	190	142,635
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	365	310,422
		5,926,533
Building Materials — 2.8%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	275	252,227
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	785	683,764
5.00%, 03/01/30 (Call 03/01/25)(b)	355	332,399
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	415	410,694
6.38%, 03/01/34 (Call 03/01/29)(a)(b)	605	593,773
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)(b)	1,685	1,669,901
74
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 05/31/24)(b)	$285	$273,970
Knife River Corp., 7.75%, 05/01/31 (Call 05/01/26)(a)(b)	255	264,857
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 05/31/24)(b)	205	183,502
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	215	188,395
5.38%, 02/01/28 (Call 05/31/24)(a)(b)	300	301,458
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32 (Call 04/01/27)(b)	425	422,079
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 05/31/24)(b)	670	648,128
8.88%, 11/15/31 (Call 11/15/26)(b)	675	710,872
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	669	547,990
4.38%, 07/15/30 (Call 07/15/25)(b)	985	872,368
4.75%, 01/15/28 (Call 05/31/24)(b)	605	570,655
5.00%, 02/15/27 (Call 05/31/24)(b)	515	496,079
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(a)(b)	415	398,771
6.50%, 03/15/27 (Call 05/13/24)(b)	160	159,586
7.25%, 01/15/31 (Call 01/15/27)(b)	530	544,487
		10,525,955
Chemicals — 2.3%
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	285	236,390
6.88%, 05/15/43 (Call 02/15/43)	173	172,781
Avient Corp.
5.75%, 05/15/25 (Call 05/31/24)(b)	305	303,463
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	465	470,477
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(b)	300	305,962
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(b)	440	384,403
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)(b)	300	287,800
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(b)	465	418,540
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(a)	225	214,208
4.25%, 10/15/28 (Call 05/31/24)(a)	150	138,333
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(b)	260	255,458
7.50%, 04/15/29 (Call 04/15/26)(b)	430	432,000
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (Call 11/15/25)(b)	250	264,093
Ingevity Corp., 3.88%, 11/01/28 (Call 05/31/24)(a)(b)	380	338,126
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	405	389,518
5.25%, 12/15/29 (Call 09/15/29)	460	436,052
5.65%, 12/01/44 (Call 06/01/44)	180	152,041
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 05/13/24)(b)	260	245,541
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/31/24)(a)(b)	366	306,339
5.00%, 05/01/25 (Call 01/31/25)(b)	299	293,413
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	630	592,644
8.50%, 11/15/28 (Call 11/15/25)(b)	235	247,004
Security	Par (000)	Value
Chemicals (continued)
9.00%, 02/15/30 (Call 08/15/26)(a)(b)	$385	$396,703
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)(b)	220	200,843
Olin Corp.
5.00%, 02/01/30 (Call 05/31/24)(a)	300	279,993
5.13%, 09/15/27 (Call 05/31/24)	310	299,276
5.63%, 08/01/29 (Call 08/01/24)	415	400,077
SNF Group SACA
3.13%, 03/15/27 (Call 05/31/24)(b)	250	229,556
3.38%, 03/15/30 (Call 03/15/25)(b)	215	184,876
		8,875,910
Coal — 0.1%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	295	260,480
Commercial Services — 3.9%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	615	555,925
4.88%, 07/15/32(b)	456	405,885
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(b)	240	227,397
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(b)	345	337,720
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 05/13/24)(a)(b)	200	177,030
4.63%, 10/01/27 (Call 05/31/24)(a)(b)	320	300,586
APX Group Inc., 6.75%, 02/15/27 (Call 05/31/24)(b)	300	298,010
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	580	544,944
3.50%, 06/01/31 (Call 03/01/31)	610	515,300
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(b)	1,280	1,321,078
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(b)	360	338,143
5.50%, 07/15/25 (Call 05/31/24)(b)	205	203,298
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	92	85,766
8.25%, 04/15/29 (Call 04/15/26)	270	278,990
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/13/24)(b)	265	261,560
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	230	204,682
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(b)	750	728,440
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(b)	245	232,326
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	20	18,228
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	610	555,560
5.75%, 04/15/26(b)	785	775,126
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	510	432,627
4.00%, 05/15/31 (Call 05/15/26)	455	391,966
4.63%, 12/15/27 (Call 05/31/24)	365	347,431
5.13%, 06/01/29 (Call 06/01/24)(a)	434	414,382
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 05/31/24)(b)	295	284,034
TriNet Group Inc.
3.50%, 03/01/29 (Call 05/31/24)(b)	290	253,916
7.13%, 08/15/31 (Call 08/15/26)(b)	245	246,236
Schedule of Investments
75

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	$475	$405,634
3.88%, 11/15/27 (Call 05/13/24)	468	436,931
3.88%, 02/15/31 (Call 08/15/25)	675	591,808
4.00%, 07/15/30 (Call 07/15/25)(a)	470	418,886
4.88%, 01/15/28 (Call 05/13/24)	1,025	982,492
5.25%, 01/15/30 (Call 01/15/25)(a)	450	431,581
5.50%, 05/15/27 (Call 05/31/24)	255	251,260
6.13%, 03/15/34 (Call 03/15/29)(b)	665	649,294
		14,904,472
Computers — 1.5%
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(a)(b)	365	340,621
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)	200	137,150
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 05/13/24)	445	390,954
KBR Inc., 4.75%, 09/30/28 (Call 05/13/24)(b)	170	158,613
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(b)	820	871,655
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	315	286,532
4.13%, 01/15/31 (Call 10/15/30)	165	143,204
4.88%, 06/01/27 (Call 03/01/27)(a)	295	284,957
5.75%, 12/01/34 (Call 06/01/34)(a)	293	277,823
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	320	340,124
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	320	341,665
9.63%, 12/01/32 (Call 12/01/27)	460	516,119
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 05/13/24)(b)	140	139,394
Unisys Corp., 6.88%, 11/01/27 (Call 05/31/24)(b)	295	254,412
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,400	1,362,350
		5,845,573
Cosmetics & Personal Care — 0.6%
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(b)	400	392,292
6.50%, 04/15/26 (Call 05/31/24)(b)	186	186,126
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(b)	325	302,957
6.63%, 07/15/30 (Call 07/16/26)(b)	470	470,284
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(a)(b)	310	280,197
5.50%, 06/01/28 (Call 05/31/24)(b)	470	453,531
		2,085,387
Distribution & Wholesale — 0.2%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 05/31/24)(b)	465	428,044
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	195	170,992
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(b)	330	333,119
		932,155
Diversified Financial Services — 6.3%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)	620	614,941
6.70%, 02/14/33 (Call 11/16/32)	315	309,010
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 05/31/24)(b)	10	10,032
9.75%, 03/15/29 (Call 03/15/26)(b)	560	582,368
Brightsphere Investment Group Inc., 4.80%, 07/27/26	185	178,079
Security	Par (000)	Value
Diversified Financial Services (continued)
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 05/31/24)(b)	$210	$202,060
6.88%, 04/15/30 (Call 04/15/25)(b)	230	222,880
9.25%, 07/01/31 (Call 07/01/26)(b)	425	442,705
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(a)	254	253,230
9.25%, 12/15/28 (Call 12/15/25)(b)	370	392,293
Encore Capital Group Inc., 9.25%, 04/01/29 (Call 04/01/26)(b)	300	306,494
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(b)	230	229,784
8.00%, 02/15/27 (Call 08/15/26)(b)	405	415,072
8.00%, 06/15/28 (Call 12/15/27)(b)	368	378,980
7.75%, 05/15/26 (Call 11/15/25)(b)	260	264,127
goeasy Ltd.
4.38%, 05/01/26 (Call 05/13/24)(b)	220	211,244
7.63%, 07/01/29 (Call 07/01/26)(b)	235	234,951
9.25%, 12/01/28 (Call 12/01/25)(b)	345	364,265
Jane Street Group / JSG Finance Inc., 7.13%, 04/30/31 (Call 04/30/27)(a)(b)	820	825,136
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	370	336,539
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	635	571,316
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (Call 05/31/24)(a)(b)	185	181,862
9.50%, 02/15/29 (Call 02/15/26)(b)	250	254,365
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(b)	325	324,060
6.50%, 03/26/31 (Call 01/26/31)(a)(b)	275	275,205
8.13%, 03/30/29 (Call 09/30/25)(a)(b)	320	334,625
8.38%, 05/01/28 (Call 05/01/25)(b)	290	304,457
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	240	201,491
6.50%, 05/01/28 (Call 05/16/24)(b)	615	556,227
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26 (Call 05/31/24)(b)	350	340,485
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	296	267,438
5.00%, 03/15/27 (Call 09/15/26)(a)	455	428,952
5.50%, 03/15/29 (Call 06/15/28)	440	394,394
5.63%, 08/01/33(a)	350	277,973
6.75%, 06/25/25	295	294,071
6.75%, 06/15/26	295	294,016
9.38%, 07/25/30 (Call 10/25/29)	320	329,216
11.50%, 03/15/31 (Call 03/15/27)	325	355,372
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)	440	404,803
3.88%, 09/15/28 (Call 09/15/24)	370	325,680
4.00%, 09/15/30 (Call 09/15/25)	501	421,390
5.38%, 11/15/29 (Call 05/15/29)	460	425,392
6.63%, 01/15/28 (Call 07/15/27)	475	473,485
7.13%, 03/15/26	993	1,002,036
7.88%, 03/15/30 (Call 12/15/26)	415	423,444
9.00%, 01/15/29 (Call 07/15/25)	555	581,845
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(b)	385	341,368
5.38%, 10/15/25 (Call 05/31/24)(b)	375	369,945
5.75%, 09/15/31 (Call 09/15/26)(b)	300	271,931
7.88%, 12/15/29 (Call 12/15/26)(b)	470	479,708
76
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	$185	$153,147
7.38%, 09/01/25 (Call 05/31/24)(b)	190	189,121
8.38%, 02/01/28 (Call 02/01/25)(a)(b)	245	238,992
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(b)	725	665,650
3.63%, 03/01/29 (Call 05/31/24)(b)	475	418,457
3.88%, 03/01/31 (Call 03/01/26)(b)	760	644,366
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	500	408,195
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	300	278,292
4.20%, 10/29/25 (Call 09/29/25)	315	304,517
StoneX Group Inc.
7.88%, 03/01/31 (Call 03/01/27)(a)(b)	340	343,839
8.63%, 06/15/25 (Call 05/31/24)(b)	175	175,404
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	455	443,971
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(b)	470	462,319
5.50%, 04/15/29 (Call 05/13/24)(b)	460	427,335
5.75%, 06/15/27 (Call 06/15/24)(b)	325	311,878
		23,746,225
Electric — 4.6%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(d)	455	394,642
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	270	244,500
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	555	480,043
4.50%, 02/15/28 (Call 05/31/24)(b)	805	751,764
5.25%, 06/01/26 (Call 05/31/24)(b)	233	229,669
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	540	456,524
3.75%, 01/15/32 (Call 01/15/27)(a)(b)	236	195,411
4.75%, 03/15/28 (Call 05/13/24)(b)	555	523,004
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	240	233,126
4.35%, 04/15/29 (Call 01/15/29)	263	237,118
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/02/24)(b)	320	320,000
Edison International
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)(d)	300	304,865
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(d)	290	295,774
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(b)(d)(e)	905	982,697
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(d)	714	705,859
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	293	188,018
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	225	186,205
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	330	308,717
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	329	306,551
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	445	450,735
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(b)	320	280,626
3.63%, 02/15/31 (Call 02/15/26)(b)	635	537,570
3.88%, 02/15/32 (Call 02/15/27)(b)	302	254,437
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	450	425,608
5.75%, 01/15/28 (Call 05/16/24)(a)	490	482,280
Security	Par (000)	Value
Electric (continued)
6.63%, 01/15/27 (Call 05/16/24)	$232	$231,520
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 05/31/24)(b)	370	330,837
PG&E Corp.
5.00%, 07/01/28 (Call 05/13/24)(a)	595	566,933
5.25%, 07/01/30 (Call 07/01/25)(a)	615	575,820
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(b)	754	797,758
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/31/24)(b)	220	216,734
TransAlta Corp.
6.50%, 03/15/40	185	179,206
7.75%, 11/15/29 (Call 11/15/25)	275	281,460
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/31/24)(b)	765	696,476
5.00%, 07/31/27 (Call 05/13/24)(b)	795	756,623
5.50%, 09/01/26 (Call 05/13/24)(b)	610	595,316
5.63%, 02/15/27 (Call 05/13/24)(a)(b)	795	773,495
6.88%, 04/15/32 (Call 04/15/27)(b)	610	607,445
7.75%, 10/15/31 (Call 10/15/26)(b)	870	892,265
		17,277,631
Electrical Components & Equipment — 0.8%
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(b)	181	169,278
6.63%, 01/15/32 (Call 01/15/27)(a)(b)	165	164,320
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(b)	550	546,369
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	530	527,520
7.13%, 06/15/25 (Call 05/31/24)(b)	875	875,577
7.25%, 06/15/28 (Call 05/31/24)(b)	795	807,576
		3,090,640
Electronics — 1.1%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	240	210,791
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	610	562,761
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(b)	1,210	1,114,163
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(b)	615	550,598
5.00%, 10/01/25(b)	345	340,566
5.88%, 09/01/30 (Call 09/01/25)(b)	340	328,021
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	465	392,961
4.38%, 02/15/30 (Call 11/15/29)(b)	279	249,785
TTM Technologies Inc., 4.00%, 03/01/29 (Call 05/31/24)(b)	315	281,730
		4,031,376
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	435	387,728
5.00%, 01/31/28 (Call 07/31/27)(b)	450	419,927
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	336	332,501
		1,140,156
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	625	607,191
Arcosa Inc., 4.38%, 04/15/29 (Call 05/31/24)(b)	260	236,662
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 04/27/26 (Call 05/31/24)(b)	260	241,807
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)(b)	315	290,113
Schedule of Investments
77

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(a)	$380	$354,468
TopBuild Corp.
3.63%, 03/15/29 (Call 05/31/24)(a)(b)	255	228,931
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	305	264,054
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 05/31/24)(b)	260	237,789
		2,461,015
Entertainment — 2.5%
Caesars Entertainment Inc.
6.50%, 02/15/32 (Call 02/15/27)(b)	925	911,350
7.00%, 02/15/30 (Call 02/15/26)(b)	1,225	1,233,603
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/02/24)(b)	475	475,000
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(b)	500	481,495
5.25%, 01/15/29 (Call 05/31/24)(b)	500	472,277
6.25%, 01/15/27 (Call 07/15/26)(b)	350	349,490
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(b)	305	276,447
6.50%, 05/15/27 (Call 05/31/24)(b)	725	726,425
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 05/13/24)(b)	250	237,661
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(b)	595	528,078
4.63%, 04/06/31 (Call 01/06/31)(b)	230	195,125
8.45%, 07/27/30 (Call 05/27/30)(b)	200	209,516
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(b)	500	498,006
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 05/31/24)(a)(b)	183	183,398
Vail Resorts Inc.
6.25%, 05/15/25 (Call 05/31/24)(a)(b)	355	355,194
6.50%, 05/15/32 (Call 05/15/27)(b)	175	175,367
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	480	398,452
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	325	285,847
3.88%, 07/15/30 (Call 07/15/25)(b)	330	287,696
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	450	417,545
7.13%, 02/15/31 (Call 11/15/30)(b)	595	603,486
		9,301,458
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(b)	310	298,549
5.13%, 07/15/29 (Call 07/15/24)(b)	185	176,267
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	315	312,070
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	475	426,983
3.75%, 08/01/25 (Call 05/31/24)(b)	480	466,775
4.25%, 06/01/25 (Call 05/31/24)(a)(b)	250	246,371
5.13%, 12/15/26 (Call 05/31/24)(b)	340	331,090
6.75%, 01/15/31 (Call 01/15/27)(b)	605	609,891
Stericycle Inc., 3.88%, 01/15/29 (Call 05/16/24)(b)	335	297,662
		3,165,658
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(b)	450	427,376
Security	Par (000)	Value
Food (continued)
3.50%, 03/15/29 (Call 05/31/24)(b)	$835	$736,777
4.63%, 01/15/27 (Call 05/31/24)(b)	810	773,943
4.88%, 02/15/30 (Call 02/15/25)(b)	640	596,937
5.88%, 02/15/28 (Call 05/31/24)(b)	475	465,485
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	435	434,606
7.50%, 03/15/26 (Call 05/31/24)(b)	285	289,284
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)(b)	225	193,481
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	595	530,325
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	440	381,306
4.88%, 05/15/28 (Call 11/15/27)(b)	311	296,872
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	620	555,755
5.50%, 10/15/27 (Call 05/31/24)(b)	640	619,500
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	530	436,419
4.25%, 04/15/31 (Call 04/15/26)	630	557,390
6.25%, 07/01/33 (Call 04/01/33)	570	566,786
6.88%, 05/15/34 (Call 02/15/34)	320	331,705
Post Holdings Inc., 6.25%, 02/15/32 (Call 02/15/27)(a)(b)	600	591,989
Safeway Inc., 7.25%, 02/01/31	175	182,624
		8,968,560
Health Care - Products — 0.7%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	469	415,251
4.63%, 07/15/28 (Call 05/31/24)(b)	950	883,122
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(a)(b)	605	534,309
4.63%, 02/01/28 (Call 05/31/24)(b)	260	247,279
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(b)	355	328,046
4.63%, 11/15/27 (Call 05/16/24)	250	238,044
		2,646,051
Health Care - Services — 2.5%
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(a)(b)	320	287,452
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	300	261,673
4.25%, 05/01/28 (Call 05/16/24)(b)	285	265,083
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(b)	365	368,184
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(b)	510	498,801
5.00%, 05/15/27 (Call 05/31/24)(b)	720	695,092
6.50%, 05/15/30 (Call 05/15/26)(b)	350	351,588
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	383	332,173
3.88%, 05/15/32 (Call 02/15/32)(b)	455	380,733
4.38%, 06/15/28 (Call 05/31/24)(b)	495	459,091
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	250	218,747
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	830	760,264
4.38%, 01/15/30 (Call 12/01/24)	870	790,010
4.63%, 06/15/28 (Call 05/16/24)	410	385,819
5.13%, 11/01/27 (Call 05/16/24)	885	856,171
6.13%, 06/15/30 (Call 06/15/25)	1,191	1,170,632
6.75%, 05/15/31 (Call 05/15/26)(b)	835	836,656
78
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	$90	$61,268
6.02%, 11/15/48	275	220,498
Series B, 5.33%, 11/15/28	225	210,755
		9,410,690
Holding Companies - Diversified — 1.0%
Benteler International AG, Class A, 10.50%, 05/15/28 (Call 05/15/25)(b)	335	356,638
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	455	383,037
5.25%, 05/15/27 (Call 11/15/26)	835	766,734
6.25%, 05/15/26 (Call 05/31/24)	725	705,110
6.38%, 12/15/25 (Call 05/31/24)	455	446,849
9.75%, 01/15/29 (Call 10/15/28)(b)	440	456,348
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(b)	415	415,335
7.63%, 02/15/31 (Call 02/15/27)(b)	265	267,846
		3,797,897
Home Builders — 1.6%
Adams Homes Inc., 9.25%, 10/15/28 (Call 10/15/25)(b)	146	150,762
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	295	257,554
6.75%, 06/01/27 (Call 05/31/24)	290	290,568
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/31/24)(b)	225	213,537
5.00%, 03/01/28 (Call 05/31/24)(a)(b)	180	170,492
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/16/24)(b)	200	194,054
KB Home
4.00%, 06/15/31 (Call 12/15/30)(a)	227	197,143
4.80%, 11/15/29 (Call 05/15/29)(a)	228	211,745
6.88%, 06/15/27 (Call 12/15/26)	170	173,900
7.25%, 07/15/30 (Call 07/15/25)(a)	214	219,058
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(a)(b)	170	145,788
8.75%, 12/15/28 (Call 12/15/25)(b)	275	286,059
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	170	147,450
4.95%, 02/01/28 (Call 05/16/24)	280	265,226
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	375	335,814
5.25%, 12/15/27 (Call 05/31/24)(b)	310	296,797
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 05/31/24)	280	262,887
4.75%, 04/01/29 (Call 05/31/24)	160	146,781
STL Holding Co. LLC, 8.75%, 02/15/29 (Call 02/15/26)(b)	180	184,961
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	325	302,631
5.75%, 01/15/28 (Call 10/15/27)(b)	265	257,662
5.88%, 06/15/27 (Call 03/15/27)(b)	315	310,136
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	325	280,990
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	197	189,621
5.70%, 06/15/28 (Call 12/15/27)	222	214,867
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 05/31/24)(b)	220	215,319
		5,921,802
Security	Par (000)	Value
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	$480	$395,189
4.00%, 04/15/29 (Call 05/31/24)(b)	500	444,506
		839,695
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 05/16/24)(a)(b)	340	295,660
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(a)	286	249,823
4.13%, 04/30/31 (Call 04/30/26)(b)	241	208,494
5.13%, 02/01/28 (Call 05/31/24)(a)	219	209,683
		963,660
Housewares — 0.7%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	280	275,494
5.70%, 04/01/26 (Call 01/01/26)	1,200	1,180,865
6.38%, 09/15/27 (Call 06/15/27)(a)	320	312,042
6.63%, 09/15/29 (Call 06/15/29)(a)	295	284,935
6.88%, 04/01/36 (Call 10/01/35)	270	235,702
7.00%, 04/01/46 (Call 10/01/45)(a)	400	324,522
		2,613,560
Insurance — 0.5%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(d)	250	248,889
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	155	146,212
6.80%, 01/24/30 (Call 10/24/29)(b)	270	258,961
Genworth Holdings Inc., 6.50%, 06/15/34	160	149,228
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(b)(d)	475	419,756
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(b)(d)	270	245,751
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	490	300,892
7.80%, 03/07/87(a)(b)	265	276,405
		2,046,094
Internet — 1.8%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	320	300,834
Gen Digital Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	515	516,916
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	375	378,869
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(b)	480	425,640
5.25%, 12/01/27 (Call 05/31/24)(b)	375	362,045
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	325	268,289
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	296	256,338
4.63%, 06/01/28 (Call 05/31/24)(b)	335	309,403
5.00%, 12/15/27 (Call 05/31/24)(b)	245	231,976
5.63%, 02/15/29 (Call 05/13/24)(a)(b)	235	223,542
Rakuten Group Inc.
9.75%, 04/15/29(b)	200	198,066
11.25%, 02/15/27(b)	1,100	1,142,351
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	875	815,148
6.25%, 01/15/28 (Call 05/13/24)(b)	350	349,801
7.50%, 09/15/27 (Call 05/21/24)(b)	700	712,686
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	275	239,192
		6,731,096
Schedule of Investments
79

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel — 1.4%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 05/31/24)(b)	$445	$443,344
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 05/31/24)	237	235,742
7.63%, 03/15/30 (Call 03/15/25)	200	203,767
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 05/31/24)(a)(b)	230	212,832
4.88%, 03/01/31 (Call 03/01/26)(b)	210	183,964
5.88%, 06/01/27 (Call 05/31/24)(a)	310	306,675
6.75%, 04/15/30 (Call 04/15/26)(b)	495	483,365
7.00%, 03/15/32 (Call 03/15/27)(b)	435	424,835
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	175	152,258
4.13%, 01/15/30 (Call 01/15/25)	185	165,629
4.38%, 03/15/32 (Call 03/15/27)	185	163,239
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	390	394,438
8.13%, 05/01/27 (Call 05/31/24)(b)	400	403,754
8.50%, 05/01/30 (Call 05/01/25)(b)	380	389,186
9.25%, 10/01/28 (Call 10/01/25)(b)	705	739,077
U.S. Steel Corp.
6.65%, 06/01/37(a)	147	144,637
6.88%, 03/01/29 (Call 05/31/24)(a)	311	311,406
		5,358,148
Leisure Time — 2.5%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)(b)	245	251,517
Amer Sports Co., 6.75%, 02/16/31 (Call 02/16/27)(b)	495	487,489
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	1,510	1,380,601
7.00%, 08/15/29 (Call 08/15/26)(b)	295	302,839
Life Time Inc., 5.75%, 01/15/26 (Call 05/31/24)(b)	590	583,584
NCL Corp. Ltd.
8.13%, 01/15/29 (Call 01/15/26)(b)	500	520,720
8.38%, 02/01/28 (Call 02/01/25)(b)	200	208,568
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	250	229,719
4.25%, 07/01/26 (Call 01/01/26)(b)	400	384,076
5.38%, 07/15/27 (Call 10/15/26)(b)	645	627,691
5.50%, 08/31/26 (Call 02/28/26)(b)	645	632,701
5.50%, 04/01/28 (Call 10/01/27)(b)	875	851,696
6.25%, 03/15/32 (Call 03/15/27)(a)(b)	730	719,614
7.25%, 01/15/30 (Call 12/15/25)(b)	430	442,196
7.50%, 10/15/27(a)	200	208,312
9.25%, 01/15/29 (Call 04/01/25)(b)	575	614,076
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 05/31/24)(b)	225	215,314
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 05/31/24)(b)	225	222,189
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(b)	440	419,618
		9,302,520
Lodging — 2.5%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 05/13/24)(a)	600	568,435
4.75%, 06/15/31 (Call 06/15/26)(b)	565	500,311
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(b)	370	353,792
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	910	764,692
3.75%, 05/01/29 (Call 05/31/24)(b)	540	484,386
4.00%, 05/01/31 (Call 05/01/26)(b)	675	591,461
4.88%, 01/15/30 (Call 01/15/25)	615	578,119
Security	Par (000)	Value
Lodging (continued)
5.38%, 05/01/25 (Call 05/13/24)(b)	$235	$233,056
5.75%, 05/01/28 (Call 05/31/24)(b)	315	311,366
5.88%, 04/01/29 (Call 04/01/26)(b)	300	296,027
6.13%, 04/01/32 (Call 04/01/27)(b)	250	246,435
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32 (Call 01/15/27)(b)	540	532,368
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	355	345,233
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	225	216,643
4.75%, 10/15/28 (Call 07/15/28)	425	396,423
5.50%, 04/15/27 (Call 01/15/27)	400	390,063
6.50%, 04/15/32 (Call 04/15/27)	344	333,755
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	410	369,565
4.63%, 03/01/30 (Call 12/01/29)(b)	204	182,218
6.00%, 04/01/27 (Call 01/01/27)	235	232,127
6.60%, 10/01/25 (Call 07/01/25)	210	211,196
6.63%, 07/31/26 (Call 04/30/26)(b)	410	410,467
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 05/31/24)(b)	330	302,582
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	595	574,992
		9,425,712
Machinery — 0.7%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 05/31/24)(b)	275	251,212
4.13%, 04/15/29 (Call 05/16/24)(b)	255	232,298
Chart Industries Inc., 7.50%, 01/01/30 (Call 01/01/26)(b)	925	946,095
Esab Corp., 6.25%, 04/15/29 (Call 04/15/26)(b)	40	39,850
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	295	266,919
Terex Corp., 5.00%, 05/15/29 (Call 05/31/24)(a)(b)	390	364,864
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	550	509,359
		2,610,597
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	235	211,308
5.63%, 07/01/27 (Call 05/31/24)(b)	255	247,906
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	205	174,748
5.00%, 09/15/26 (Call 07/15/26)	256	250,023
5.75%, 06/15/25 (Call 05/13/24)	180	179,013
6.25%, 02/15/29 (Call 02/15/26)	330	327,412
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(b)	275	281,055
		1,671,465
Media — 6.6%
AMC Networks Inc., 10.25%, 01/15/29 (Call 01/15/26)(b)	535	534,026
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	970	759,164
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	640	463,687
4.50%, 08/15/30 (Call 02/15/25)(b)	870	707,007
4.50%, 05/01/32 (Call 05/01/26)	935	717,908
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	580	436,156
4.75%, 03/01/30 (Call 09/01/24)(b)	1,014	842,579
4.75%, 02/01/32 (Call 02/01/27)(b)	395	310,642
80
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.00%, 02/01/28 (Call 05/16/24)(b)	$835	$760,418
5.13%, 05/01/27 (Call 05/31/24)(b)	925	866,885
5.38%, 06/01/29 (Call 06/01/24)(b)	470	413,975
5.50%, 05/01/26 (Call 05/31/24)(b)	259	253,751
6.38%, 09/01/29 (Call 09/01/25)(b)	510	467,508
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	350	332,127
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(b)	495	481,310
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(b)	2,195	2,045,910
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 05/31/24)(a)(b)	155	143,237
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	530	442,659
6.75%, 10/15/27 (Call 05/31/24)(b)	680	630,241
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	610	549,393
5.13%, 02/15/32 (Call 02/15/27)(b)	335	306,954
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(b)	630	559,289
5.63%, 07/15/27 (Call 05/13/24)(b)	1,020	959,179
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(d)	385	337,525
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(a)(d)	605	559,538
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(b)	325	240,076
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(b)	590	549,131
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	925	743,914
4.00%, 07/15/28 (Call 07/15/24)(b)	1,205	1,074,163
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	905	767,495
5.00%, 08/01/27 (Call 05/31/24)(b)	910	859,395
5.50%, 07/01/29 (Call 07/01/24)(b)	755	700,820
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)(b)	772	672,234
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(a)	610	549,727
4.75%, 03/15/26 (Call 05/31/24)(b)	343	331,231
5.00%, 09/15/29 (Call 09/15/24)	679	598,568
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	340	302,207
5.13%, 04/15/27 (Call 05/31/24)(b)	355	343,007
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	565	476,758
5.50%, 05/15/29 (Call 05/15/24)(b)	840	763,509
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	915	770,739
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	600	525,027
		25,149,069
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 05/16/24)(b)	225	217,877
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	300	298,242
Vallourec SACA, 7.50%, 04/15/32 (Call 04/15/27)(b)	475	478,886
		995,005
Mining — 1.8%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(b)	325	297,015
Security	Par (000)	Value
Mining (continued)
5.50%, 12/15/27 (Call 05/31/24)(a)(b)	$450	$442,239
6.13%, 05/15/28 (Call 05/31/24)(b)	300	297,909
7.13%, 03/15/31 (Call 03/15/27)(b)	450	455,179
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(b)	410	426,878
Constellium SE
3.75%, 04/15/29 (Call 05/13/24)(b)	250	221,642
5.63%, 06/15/28 (Call 05/13/24)(b)	250	241,279
5.88%, 02/15/26 (Call 05/31/24)(b)	250	247,648
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	915	805,605
4.50%, 09/15/27 (Call 06/15/27)(b)	395	372,521
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	440	423,000
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	465	450,257
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(b)	440	411,384
3.88%, 08/15/31 (Call 08/15/26)(b)	465	393,769
4.75%, 01/30/30 (Call 01/30/25)(b)	975	892,145
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 05/13/24)(b)	300	300,450
		6,678,920
Office & Business Equipment — 0.2%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	247	239,988
5.50%, 08/15/28 (Call 07/15/28)(b)	445	386,132
8.88%, 11/30/29 (Call 11/30/26)(a)(b)	310	295,331
		921,451
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	270	252,542
Oil & Gas — 6.8%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	385	366,044
7.63%, 02/01/29 (Call 05/31/24)(b)	229	234,551
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(a)(b)	325	327,763
8.50%, 04/30/30 (Call 04/30/26)(b)	530	552,585
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(b)	255	251,773
5.88%, 02/01/29 (Call 05/31/24)(b)	335	328,484
6.75%, 04/15/29 (Call 05/31/24)(a)(b)	570	569,558
Chord Energy Corp., 6.38%, 06/01/26 (Call 05/31/24)(b)	240	239,903
Civitas Resources Inc.
5.00%, 10/15/26 (Call 05/31/24)(b)	235	227,307
8.38%, 07/01/28 (Call 07/01/25)(b)	810	844,979
8.63%, 11/01/30 (Call 11/01/26)(b)	600	638,479
8.75%, 07/01/31 (Call 07/01/26)(b)	825	875,112
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(a)(b)	310	300,355
7.25%, 03/01/32 (Call 03/01/27)(a)(b)	235	235,649
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	285	288,500
Crescent Energy Finance LLC
7.63%, 04/01/32 (Call 04/01/27)(b)	425	426,585
9.25%, 02/15/28 (Call 02/15/25)(b)	627	662,401
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/31/24)(b)	210	206,894
5.63%, 10/15/25 (Call 05/31/24)(b)	525	522,097
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(b)	520	526,720
Schedule of Investments
81

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Energean PLC, 6.50%, 04/30/27 (Call 05/31/24)(b)	$280	$260,400
Harbour Energy PLC, 5.50%, 10/15/26 (Call 05/31/24)(b)	310	303,895
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(b)	360	345,827
6.00%, 04/15/30 (Call 04/15/25)(b)	295	282,459
6.00%, 02/01/31 (Call 02/01/26)(b)	395	377,084
6.25%, 11/01/28 (Call 05/31/24)(b)	350	344,852
6.25%, 04/15/32 (Call 05/15/27)(b)	295	284,833
8.38%, 11/01/33 (Call 11/01/28)(b)	380	407,629
Matador Resources Co.
6.50%, 04/15/32 (Call 04/15/27)(b)	550	545,099
6.88%, 04/15/28 (Call 04/15/25)(b)	295	297,260
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(b)	345	333,786
7.13%, 02/01/27 (Call 05/31/24)(b)	74	74,561
Murphy Oil Corp.
5.88%, 12/01/27 (Call 05/16/24)	250	247,465
5.88%, 12/01/42 (Call 06/01/42)	195	171,739
6.38%, 07/15/28 (Call 07/15/24)	260	259,759
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(b)	350	360,639
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	525	475,799
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	460	415,722
5.88%, 07/15/27 (Call 05/31/24)(b)	315	307,118
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)	510	497,398
7.88%, 09/15/30 (Call 09/15/26)(b)	310	318,830
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 05/31/24)(b)	175	172,931
5.88%, 07/01/29 (Call 07/01/24)(b)	460	447,055
7.00%, 01/15/32 (Call 01/15/27)(a)(b)	595	606,552
7.75%, 02/15/26 (Call 05/31/24)(b)	150	151,339
8.00%, 04/15/27 (Call 05/31/24)(b)	340	349,078
9.88%, 07/15/31 (Call 07/15/26)(b)	325	359,428
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	330	303,852
4.88%, 05/15/25 (Call 02/15/25)	320	317,288
8.25%, 01/15/29 (Call 05/16/24)	400	416,761
Seadrill Finance Ltd., 8.38%, 08/01/30 (Call 08/01/26)(b)	375	390,664
SM Energy Co.
5.63%, 06/01/25 (Call 05/31/24)(a)	150	148,886
6.50%, 07/15/28 (Call 07/15/24)	280	277,724
6.63%, 01/15/27 (Call 05/31/24)	275	273,588
6.75%, 09/15/26 (Call 05/31/24)	260	259,931
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(a)	700	630,396
5.38%, 02/01/29 (Call 05/16/24)	410	393,266
5.38%, 03/15/30 (Call 03/15/25)	750	712,191
8.38%, 09/15/28 (Call 05/16/24)	165	170,335
Sunoco LP
7.00%, 05/01/29 (Call 05/01/26)(b)	430	436,702
7.25%, 05/01/32 (Call 05/01/27)(b)	420	426,576
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/16/24)	490	447,354
4.50%, 04/30/30 (Call 04/30/25)	468	421,131
5.88%, 03/15/28 (Call 05/31/24)	270	263,487
6.00%, 04/15/27 (Call 05/31/24)	360	355,646
7.00%, 09/15/28 (Call 09/15/25)(b)	330	334,681
Security	Par (000)	Value
Oil & Gas (continued)
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(b)	$675	$694,180
Viper Energy Inc.
5.38%, 11/01/27 (Call 05/16/24)(b)	250	243,909
7.38%, 11/01/31 (Call 11/01/26)(a)(b)	285	293,447
		25,836,271
Oil & Gas Services — 0.1%
Helix Energy Solutions Group Inc., 9.75%, 03/01/29 (Call 03/01/26)(b)	175	186,021
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	225	221,305
		407,326
Packaging & Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(a)(b)	411	356,000
6.00%, 06/15/27 (Call 06/15/24)(b)	330	319,888
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	790	659,723
3.13%, 09/15/31 (Call 06/15/31)(a)	495	411,090
6.00%, 06/15/29 (Call 05/15/26)	620	616,921
6.88%, 03/15/28 (Call 11/15/24)	455	462,163
Berry Global Inc.
4.50%, 02/15/26 (Call 05/31/24)(a)(b)	205	199,179
5.63%, 07/15/27 (Call 05/31/24)(b)	275	268,195
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 05/31/24)(a)(b)	270	253,174
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	315	300,157
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	251	240,441
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	500	489,266
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	225	232,189
Graphic Packaging International LLC
3.50%, 03/15/28(b)	285	258,258
3.50%, 03/01/29 (Call 09/01/28)(b)	215	190,223
3.75%, 02/01/30 (Call 08/01/29)(b)	245	213,169
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	195	186,344
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	240	219,193
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	240	222,006
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	240	225,795
5.50%, 09/15/25 (Call 06/15/25)(b)	195	193,844
6.88%, 07/15/33(b)	285	286,889
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(b)	475	469,213
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	295	300,318
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)(a)	345	322,085
TriMas Corp., 4.13%, 04/15/29 (Call 05/31/24)(b)	235	210,935
		8,106,658
Pharmaceuticals — 1.1%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	310	274,475
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(b)	463	442,236
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	965	877,984
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 05/31/24)(b)	1,255	1,143,000
82
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	$380	$367,209
4.65%, 06/15/30 (Call 03/15/30)	505	462,745
4.90%, 12/15/44 (Call 06/15/44)	175	137,890
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	385	327,513
5.13%, 01/15/28 (Call 05/31/24)(b)	260	249,615
		4,282,667
Pipelines — 7.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	440	418,688
5.75%, 03/01/27 (Call 05/16/24)(b)	385	377,996
5.75%, 01/15/28 (Call 05/16/24)(b)	400	391,483
6.63%, 02/01/32 (Call 02/01/27)(b)	390	388,825
7.88%, 05/15/26 (Call 05/16/24)(b)	265	269,816
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	375	353,019
4.13%, 12/01/27 (Call 09/01/27)	281	261,641
4.50%, 03/01/28 (Call 12/01/27)(b)	290	270,122
5.60%, 10/15/44 (Call 04/15/44)	180	138,863
5.85%, 11/15/43 (Call 05/15/43)	230	194,230
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	255	225,679
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	881	809,583
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	665	602,735
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	605	537,093
Energy Transfer LP, 8.00%, 05/15/54 (Call 02/15/29), (5-year CMT + 4.020%)(a)(d)	475	489,154
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	280	267,901
4.50%, 01/15/29 (Call 07/15/28)(b)	500	462,614
4.75%, 01/15/31 (Call 07/15/30)(b)	690	630,476
5.50%, 07/15/28 (Call 04/15/28)(a)	555	540,608
6.00%, 07/01/25 (Call 04/01/25)(b)	230	229,616
6.38%, 04/01/29 (Call 04/01/26)(b)	345	341,783
6.50%, 07/01/27 (Call 01/01/27)(b)	540	540,750
6.50%, 07/15/48 (Call 01/15/48)	330	325,600
7.50%, 06/01/27 (Call 06/01/24)(b)	315	320,930
7.50%, 06/01/30 (Call 12/01/29)(b)	300	314,571
Harvest Midstream I LP
7.50%, 09/01/28 (Call 05/31/24)(b)	515	516,411
7.50%, 05/15/32 (Call 05/15/27)(b)	260	260,322
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	495	446,734
5.13%, 06/15/28 (Call 05/31/24)(b)	359	343,617
5.50%, 10/15/30 (Call 10/15/25)(b)	280	267,718
5.63%, 02/15/26 (Call 05/31/24)(b)	368	363,866
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(b)	630	609,131
6.63%, 12/15/28 (Call 12/15/25)(a)(b)	500	502,407
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(b)	925	884,544
6.75%, 09/15/25 (Call 05/21/24)(b)	510	503,733
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	455	443,739
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 05/31/24)(b)	345	337,720
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	365	357,026
Security	Par (000)	Value
Pipelines (continued)
5.75%, 10/01/25 (Call 07/01/25)	$352	$350,014
6.00%, 06/01/26 (Call 03/01/26)	330	327,460
6.38%, 10/01/30 (Call 04/01/30)	350	346,021
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	245	237,398
4.80%, 05/15/30 (Call 02/15/30)(b)	195	175,560
4.95%, 07/15/29 (Call 04/15/29)(b)	380	349,347
6.88%, 04/15/40(b)	295	280,419
7.50%, 07/15/38(b)	150	153,861
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(b)	464	440,532
6.00%, 03/01/27 (Call 05/31/24)(b)	240	233,777
6.00%, 12/31/30 (Call 12/31/25)(b)	423	397,901
6.00%, 09/01/31 (Call 09/01/26)(b)	285	264,601
7.38%, 02/15/29 (Call 02/15/26)(b)	520	520,570
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	740	607,569
6.25%, 01/15/30 (Call 10/15/29)(b)	625	617,949
3.88%, 08/15/29 (Call 02/15/29)(b)	785	693,573
4.13%, 08/15/31 (Call 02/15/31)(b)	765	667,671
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(b)	1,315	1,344,545
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	1,370	1,405,911
9.50%, 02/01/29 (Call 11/01/28)(b)	1,815	1,950,875
9.88%, 02/01/32 (Call 02/01/27)(b)	1,205	1,285,864
		28,192,162
Real Estate — 0.7%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/31/24)(a)(b)	440	433,871
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	210	217,907
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(a)(b)	225	231,746
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(b)	470	481,820
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(b)	420	370,888
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	385	326,459
5.38%, 08/01/28 (Call 05/31/24)(b)	435	409,349
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(b)	365	368,518
		2,840,558
Real Estate Investment Trusts — 4.7%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	195	174,696
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	268	239,899
4.55%, 10/01/29 (Call 07/01/29)(a)	210	180,055
8.05%, 03/15/28 (Call 02/15/28)(a)	230	233,758
8.88%, 04/12/29 (Call 03/12/29)	105	107,452
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	265	239,865
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	310	264,004
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	605	562,298
3.75%, 09/15/30(a)(b)	215	178,385
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(a)	250	189,675
3.95%, 11/01/27 (Call 08/01/27)(a)	225	198,757
Schedule of Investments
83

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.65%, 04/01/29 (Call 01/01/29)(a)	$300	$252,781
5.95%, 02/15/28 (Call 01/15/28)	220	201,072
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	675	595,363
4.88%, 09/15/27 (Call 05/13/24)(b)	595	567,823
4.88%, 09/15/29 (Call 09/15/24)(b)	616	568,424
5.00%, 07/15/28 (Call 05/13/24)(a)(b)	315	296,851
5.25%, 03/15/28 (Call 05/13/24)(b)	485	464,052
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	777	721,164
5.63%, 07/15/32 (Call 07/15/26)(b)	375	347,093
7.00%, 02/15/29 (Call 08/15/25)(b)	615	618,501
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	445	394,394
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(b)	415	384,272
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	340	303,434
5.25%, 10/01/25 (Call 05/16/24)(b)	235	231,168
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(a)	770	516,308
4.63%, 08/01/29 (Call 08/01/24)(a)	560	419,052
5.00%, 10/15/27 (Call 05/31/24)(a)	845	691,176
5.25%, 08/01/26 (Call 05/31/24)(a)	292	265,960
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	300	255,901
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(b)	445	407,190
5.88%, 10/01/28 (Call 05/31/24)(b)	450	435,514
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(b)	615	602,738
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)(b)	375	344,935
4.75%, 10/15/27 (Call 05/31/24)	410	389,638
7.25%, 07/15/28 (Call 07/15/25)(b)	250	253,876
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 05/31/24)(b)	295	277,624
4.00%, 09/15/29 (Call 09/15/24)(b)	310	268,863
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)	900	783,772
3.88%, 02/15/27 (Call 05/13/24)	900	845,817
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	270	254,766
7.50%, 09/15/25 (Call 06/15/25)	480	483,542
8.63%, 11/15/31 (Call 11/15/26)(b)	610	640,647
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	240	221,947
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	315	291,723
7.25%, 04/01/29 (Call 10/01/28)(b)	370	365,004
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	250	226,989
3.40%, 06/01/31 (Call 03/01/31)	210	163,124
		17,921,342
Retail — 5.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(a)(b)	460	410,638
3.88%, 01/15/28 (Call 05/31/24)(b)	915	844,100
5.75%, 04/15/25 (Call 05/31/24)(b)	240	238,884
Academy Ltd., 6.00%, 11/15/27 (Call 05/13/24)(b)	280	273,718
Security	Par (000)	Value
Retail (continued)
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	$225	$193,263
3.50%, 03/15/32 (Call 12/15/31)(a)	235	196,139
3.90%, 04/15/30 (Call 01/15/30)(a)	325	290,157
5.90%, 03/09/26(a)	175	174,508
5.95%, 03/09/28 (Call 02/09/28)(a)	175	172,915
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)(a)	270	253,277
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	460	415,938
4.75%, 03/01/30 (Call 03/01/25)	260	235,663
5.00%, 02/15/32 (Call 11/15/26)(b)	360	320,042
Bath & Body Works Inc.
5.25%, 02/01/28	260	250,046
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	575	574,571
6.69%, 01/15/27(a)	187	188,161
6.75%, 07/01/36(a)	355	346,437
6.88%, 11/01/35	480	476,807
7.50%, 06/15/29 (Call 06/15/24)(a)	285	291,710
9.38%, 07/01/25(b)	175	181,110
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 05/31/24)(b)	177	169,813
6.50%, 08/01/30 (Call 08/01/26)(b)	380	379,344
FirstCash Inc.
4.63%, 09/01/28 (Call 05/31/24)(b)	290	268,310
5.63%, 01/01/30 (Call 01/01/25)(b)	375	353,375
6.88%, 03/01/32 (Call 03/01/27)(b)	295	291,271
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	255	203,539
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	470	397,695
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	445	361,666
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 05/31/24)(a)(b)	490	445,628
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(b)	430	415,021
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)	200	194,953
4.63%, 05/01/31 (Call 02/01/31)	310	255,571
5.55%, 07/17/45 (Call 01/17/45)(a)	260	178,365
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	480	423,954
4.38%, 01/15/31 (Call 10/15/25)(b)	345	302,049
4.63%, 12/15/27 (Call 05/31/24)(b)	260	245,103
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	160	126,539
4.50%, 12/15/34 (Call 06/15/34)	230	196,014
5.13%, 01/15/42 (Call 07/15/41)	150	126,269
5.88%, 04/01/29 (Call 05/31/24)(a)(b)	270	260,326
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	250	238,298
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	280	264,857
Marks & Spencer PLC, 7.13%, 12/01/37(b)	180	182,668
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	315	270,416
4.75%, 09/15/29 (Call 09/15/24)	344	320,260
5.63%, 05/01/27 (Call 05/31/24)	148	146,029
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	215	204,049
4.25%, 08/01/31 (Call 05/01/31)(a)	291	250,992
4.38%, 04/01/30 (Call 01/01/30)(a)	300	267,753
5.00%, 01/15/44 (Call 07/15/43)	575	436,464
6.95%, 03/15/28	170	168,585
84
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 05/13/24)	$310	$298,932
3.75%, 06/15/29 (Call 06/15/24)	340	298,841
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 05/31/24)(b)	690	636,765
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32 (Call 03/01/27)	385	372,164
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	412	368,745
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	296	258,276
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 05/13/24)(b)	355	321,111
Walgreen Co., 4.40%, 09/15/42	150	120,194
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(a)	300	257,297
3.45%, 06/01/26 (Call 03/01/26)	900	850,875
4.10%, 04/15/50 (Call 10/15/49)(a)	400	281,167
4.50%, 11/18/34 (Call 05/18/34)(a)	200	172,058
4.65%, 06/01/46 (Call 12/01/45)	175	141,054
4.80%, 11/18/44 (Call 05/18/44)(a)	425	343,391
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(a)	650	561,682
4.63%, 01/31/32 (Call 10/01/26)	690	621,165
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	485	453,875
5.35%, 11/01/43 (Call 05/01/43)	120	111,524
5.38%, 04/01/32 (Call 04/01/27)(a)	640	603,700
6.88%, 11/15/37	220	233,524
		21,979,600
Semiconductors — 0.7%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/24)(b)	325	324,503
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(a)(b)	245	216,825
4.38%, 04/15/28 (Call 05/13/24)(b)	270	251,705
4.75%, 04/15/29 (Call 01/15/29)(b)	960	905,460
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	525	511,215
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 05/31/24)(b)	465	421,974
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	225	197,573
		2,829,255
Software — 1.4%
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(b)	450	428,562
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(b)	570	519,045
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(b)	575	529,614
5.25%, 05/15/26 (Call 02/15/26)(b)	230	225,870
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(b)	542	494,741
3.88%, 12/01/29 (Call 12/01/24)(b)	525	459,483
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	532	467,249
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	418	358,257
PTC Inc., 4.00%, 02/15/28 (Call 05/31/24)(a)(b)	345	319,614
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	268	272,693
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	630	544,853
Security	Par (000)	Value
Software (continued)
Twilio Inc.
3.63%, 03/15/29 (Call 05/13/24)	$325	$288,493
3.88%, 03/15/31 (Call 03/15/26)(a)	325	281,377
		5,189,851
Telecommunications — 2.7%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(b)(d)	340	320,275
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(b)(d)	300	267,501
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	265	232,411
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(b)	1,265	1,225,137
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	1,820	1,742,001
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	470	392,216
5.13%, 01/15/28 (Call 05/31/24)(b)	253	233,347
6.25%, 03/25/29 (Call 05/13/24)(a)(b)	436	410,896
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	470	446,754
U.S. Cellular Corp., 6.70%, 12/15/33	345	336,653
ViaSat Inc., 5.63%, 04/15/27 (Call 05/13/24)(b)	365	333,988
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	220	184,737
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	805	657,649
4.75%, 07/15/31 (Call 07/15/26)(b)	880	734,420
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32 (Call 04/15/27)(b)	450	442,871
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(d)	310	287,900
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(d)	615	514,606
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(a)(d)	545	399,187
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(d)	1,200	1,217,539
		10,380,088
Transportation — 0.9%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 05/16/24)(a)(b)	365	329,596
Danaos Corp., 8.50%, 03/01/28 (Call 05/31/24)(b)	195	196,720
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	385	336,523
Genesee & Wyoming Inc., 6.25%, 04/15/32 (Call 04/15/27)(b)	405	402,525
GN Bondco LLC, 9.50%, 10/15/31 (Call 10/15/26)(b)	460	441,748
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)(b)	515	509,292
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)(b)	225	227,945
XPO CNW Inc., 6.70%, 05/01/34	30	30,517
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(b)	345	346,778
7.13%, 02/01/32 (Call 02/01/27)(b)	415	417,408
		3,239,052
Trucking & Leasing — 0.5%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(b)(d)	315	313,176
Schedule of Investments
85

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(b)	$410	$412,215
7.88%, 12/01/30 (Call 12/01/26)(b)	295	306,434
5.50%, 05/01/28 (Call 05/31/24)(b)	620	595,062
9.75%, 08/01/27 (Call 05/13/24)(b)	215	221,967
		1,848,854
Total Long-Term Investments — 98.4% (Cost: $375,458,271)		373,324,186
	Shares
Short-Term Securities
Money Market Funds — 16.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	61,313,309	61,331,703
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	320,000	320,000
Total Short-Term Securities — 16.2% (Cost: $61,638,418)		61,651,703
Total Investments — 114.6% (Cost: $437,096,689)		434,975,889
Liabilities in Excess of Other Assets — (14.6)%		(55,401,577)
Net Assets — 100.0%		$379,574,312

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,738,963	$17,602,896 (a)	$—	$(3,561)	$(6,595)	$61,331,703	61,313,309	$96,272 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,370,000	—	(1,050,000)(a)	—	—	320,000	320,000	30,482	—
				$(3,561)	$(6,595)	$61,651,703		$126,754	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

86
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® BB Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$373,324,186	$—	$373,324,186
Short-Term Securities
Money Market Funds	61,651,703	—	—	61,651,703
	$61,651,703	$373,324,186	$—	$434,975,889
See notes to financial statements.
Schedule of Investments
87

Schedule of Investments (unaudited)
April 30, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 0.2%
Rocket Lab USA Inc., 4.25%, 02/01/29(a)	$3,400	$3,342,845
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(a)	3,738	973,988
		4,316,833
Airlines — 1.6%
American Airlines Group Inc., 6.50%, 07/01/25	8,310	9,084,050
JetBlue Airways Corp., 0.50%, 04/01/26	6,525	5,628,425
Southwest Airlines Co., 1.25%, 05/01/25	13,460	13,208,233
Spirit Airlines Inc., 1.00%, 05/15/26	4,300	2,224,401
		30,145,109
Auto Manufacturers — 3.4%
Fisker Inc., 2.50%, 09/15/26(a)	12,475	287,771
Ford Motor Co., 0.00% 03/15/26(b)	19,115	19,074,095
Li Auto Inc., 0.25%, 05/01/28 (Call 05/01/24)	7,075	8,102,303
Lucid Group Inc., 1.25%, 12/15/26(a)	16,525	7,546,766
NIO Inc.
0.50%, 02/01/27 (Call 02/01/25)	4,475	4,120,271
3.88%, 10/15/29 (Call 10/15/27)(a)	4,575	3,033,819
4.63%, 10/15/30 (Call 10/15/28)(a)	5,075	3,204,222
Rivian Automotive Inc.
3.63%, 10/15/30(a)	14,400	8,428,388
4.63%, 03/15/29	12,650	8,634,841
		62,432,476
Auto Parts & Equipment — 0.1%
Luminar Technologies Inc., 1.25%, 12/15/26(a)	5,150	1,404,970
Biotechnology — 5.0%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27	8,275	7,613,444
BioMarin Pharmaceutical Inc., 1.25%, 05/15/27	4,803	4,669,904
Bridgebio Pharma Inc.
2.25%, 02/01/29	6,200	4,829,827
2.50%, 03/15/27	4,495	4,455,821
Cerevel Therapeutics Holdings Inc., 2.50%, 08/15/27(a)	2,925	3,287,983
Cytokinetics Inc., 3.50%, 07/01/27	4,725	6,772,498
Esperion Therapeutics Inc., 4.00%, 11/15/25	2,046	1,696,550
Guardant Health Inc., 0.00% 11/15/27(b)	10,015	6,834,418
Halozyme Therapeutics Inc.
0.25%, 03/01/27	6,635	5,809,899
1.00%, 08/15/28	6,525	6,152,728
Immunocore Holdings PLC, 2.50%, 02/01/30(a)	3,475	3,427,568
Innoviva Inc., 2.13%, 03/15/28	1,650	1,440,149
Insmed Inc., 0.75%, 06/01/28	5,199	5,322,886
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26 (Call 01/01/26)(b)	5,567	5,396,913
1.75%, 06/15/28(a)	5,025	5,108,269
Livongo Health Inc., 0.88%, 06/01/25	3,900	3,690,227
NeoGenomics Inc., 0.25%, 01/15/28	2,779	2,186,029
PTC Therapeutics Inc., 1.50%, 09/15/26	1,825	1,763,306
Sarepta Therapeutics Inc., 1.25%, 09/15/27	9,050	10,380,576
Travere Therapeutics Inc., 2.25%, 03/01/29	3,400	1,926,436
		92,765,431
Coal — 0.2%
Peabody Energy Corp., 3.25%, 03/01/28 (Call 03/01/25)	2,925	3,885,242
Commercial Services — 4.0%
2U Inc., 2.25%, 05/01/25	3,339	1,579,299
Affirm Holdings Inc., 0.00% 11/15/26(b)	11,500	9,525,211
Alarm.com Holdings Inc., 0.00% 01/15/26(b)	3,800	3,471,699
Security	Par (000)	Value
Commercial Services (continued)
Block Inc.
0.00%, 05/01/26(b)	$4,675	$4,171,382
0.13%, 03/01/25	8,726	8,634,480
0.25%, 11/01/27	4,079	3,338,281
Chegg Inc., 0.13%, 03/15/25	2,781	2,614,453
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	4,127	4,000,145
Global Payments Inc., 1.50%, 03/01/31(a)	16,728	16,678,894
Marathon Digital Holdings Inc., 1.00%, 12/01/26	3,225	2,668,890
Repay Holdings Corp., 0.00% 02/01/26(a)(b)	3,605	3,290,354
Shift4 Payments Inc.
0.00%, 12/15/25(b)	5,660	5,860,646
0.50%, 08/01/27	5,075	4,531,248
Stride Inc., 1.13%, 09/01/27	2,992	4,124,219
		74,489,201
Computers — 6.2%
CyberArk Software Ltd., 0.00% 11/15/24(b)	4,775	7,332,654
Insight Enterprises Inc., 0.75%, 02/15/25	2,853	7,626,959
Lumentum Holdings Inc.
0.50%, 12/15/26	9,146	8,020,135
0.50%, 06/15/28	7,300	5,556,306
1.50%, 12/15/29(a)	5,225	4,672,514
PAR Technology Corp., 1.50%, 10/15/27	2,246	2,015,756
Parsons Corp., 2.63%, 03/01/29(a)	7,100	7,440,340
Rapid7 Inc.
0.25%, 03/15/27	5,155	4,458,670
1.25%, 03/15/29(a)	2,725	2,639,675
Seagate HDD Cayman, 3.50%, 06/01/28(a)	12,625	15,110,484
Super Micro Computer Inc., 0.00% 03/01/29(a)(b)	14,328	14,648,086
Varonis Systems Inc., 1.25%, 08/15/25	2,191	3,265,758
Western Digital Corp., 3.00%, 11/15/28(a)	13,275	20,047,899
Zscaler Inc., 0.13%, 07/01/25	9,257	11,725,307
		114,560,543
Cosmetics & Personal Care — 0.3%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	5,721	4,737,971
Diversified Financial Services — 2.2%
Bread Financial Holdings Inc., 4.25%, 06/15/28(a)	2,300	2,624,248
Coinbase Global Inc.
0.25%, 04/01/30(a)	10,750	9,717,111
0.50%, 06/01/26	11,075	11,199,848
LendingTree Inc., 0.50%, 07/15/25	2,736	2,554,792
SoFi Technologies Inc.
0.00%, 10/15/26(a)(b)	4,743	4,060,693
1.25%, 03/15/29(a)	7,200	6,727,595
Upstart Holdings Inc., 0.25%, 08/15/26	5,800	4,468,706
		41,352,993
Electric — 5.9%
Alliant Energy Corp., 3.88%, 03/15/26	4,825	4,733,385
CenterPoint Energy Inc., 4.25%, 08/15/26(a)	8,000	7,923,899
CMS Energy Corp., 3.38%, 05/01/28(a)	6,425	6,291,923
Duke Energy Corp., 4.13%, 04/15/26	13,931	13,779,488
Evergy Inc., 4.50%, 12/15/27(a)	12,064	12,072,383
FirstEnergy Corp., 4.00%, 05/01/26(a)	12,828	12,662,302
NextEra Energy Capital Holdings Inc., 3.00%, 03/01/27(a)	8,654	9,434,120
Ormat Technologies Inc., 2.50%, 07/15/27	3,975	3,767,125
PG&E Corp., 4.25%, 12/01/27(a)	17,269	17,324,758
PPL Capital Funding Inc., 2.88%, 03/15/28	8,612	8,184,432
88
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Co. (The), 3.88%, 12/15/25	$14,000	$13,973,341
		110,147,156
Electronics — 0.8%
Advanced Energy Industries Inc., 2.50%, 09/15/28(a)	4,875	4,828,680
Itron Inc., 0.00% 03/15/26(b)	3,700	3,745,163
Vishay Intertechnology Inc., 2.25%, 09/15/30(a)	5,875	5,639,511
		14,213,354
Energy - Alternate Sources — 2.0%
Array Technologies Inc., 1.00%, 12/01/28	3,676	3,148,302
Enphase Energy Inc.
0.00%, 03/01/26(b)	4,818	4,357,842
0.00%, 03/01/28(b)	5,269	4,369,710
NextEra Energy Partners LP
0.00%, 11/15/25(a)(b)	6,520	5,828,309
2.50%, 06/15/26(a)	4,650	4,193,871
SolarEdge Technologies Inc., 0.00% 09/15/25(b)	4,810	4,370,664
Stem Inc., 0.50%, 12/01/28(a)	2,203	1,020,242
Sunnova Energy International Inc.
0.25%, 12/01/26	4,775	2,106,989
2.63%, 02/15/28	5,575	1,826,010
Sunrun Inc.
0.00%, 02/01/26(b)	2,300	1,961,783
4.00%, 03/01/30(a)	4,467	3,757,745
		36,941,467
Engineering & Construction — 0.5%
Fluor Corp., 1.13%, 08/15/29(a)	5,195	5,651,456
Granite Construction Inc., 3.75%, 05/15/28(a)	2,991	3,994,821
		9,646,277
Entertainment — 2.3%
Cinemark Holdings Inc., 4.50%, 08/15/25	3,715	4,994,929
DraftKings Holdings Inc., 0.00% 03/15/28(b)	10,825	8,995,494
Live Nation Entertainment Inc.
2.00%, 02/15/25	3,738	3,838,095
3.13%, 01/15/29	8,025	8,723,845
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(b)	4,380	4,066,190
3.25%, 12/15/27	4,725	4,329,403
Penn Entertainment Inc., 2.75%, 05/15/26	2,614	2,762,390
Vail Resorts Inc., 0.00% 01/01/26(b)	4,717	4,279,748
		41,990,094
Environmental Control — 0.3%
Tetra Tech Inc., 2.25%, 08/15/28(a)	5,125	5,819,177
Food — 0.5%
Beyond Meat Inc., 0.00% 03/15/27(b)	7,075	1,658,730
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	2,500	2,566,876
Post Holdings Inc., 2.50%, 08/15/27	4,825	5,405,614
		9,631,220
Health Care - Products — 6.7%
Alphatec Holdings Inc., 0.75%, 08/01/26	3,008	3,023,212
CONMED Corp., 2.25%, 06/15/27	6,623	5,842,011
Enovis Corp., 3.88%, 10/15/28(a)	4,069	4,806,300
Envista Holdings Corp., 1.75%, 08/15/28(a)	4,550	3,879,910
Exact Sciences Corp.
0.38%, 03/15/27	4,605	4,171,010
0.38%, 03/01/28	7,435	6,453,391
1.75%, 04/15/31(a)	5,000	4,591,100
2.00%, 03/01/30(a)	4,675	4,817,890
Glaukos Corp., 2.75%, 06/15/27	2,498	4,572,043
Security	Par (000)	Value
Health Care - Products (continued)
Haemonetics Corp., 0.00% 03/01/26(b)	$4,395	$4,034,195
Insulet Corp., 0.38%, 09/01/26	6,715	6,921,832
Integer Holdings Corp., 2.13%, 02/15/28	4,100	5,698,695
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	4,368	4,093,128
iRhythm Technologies Inc., 1.50%, 09/01/29(a)	5,800	5,872,948
Lantheus Holdings Inc., 2.63%, 12/15/27	4,775	5,398,259
LivaNova USA Inc., 2.50%, 03/15/29(a)	3,000	3,167,087
Merit Medical Systems Inc., 3.00%, 02/01/29(a)	6,000	6,447,807
Natera Inc., 2.25%, 05/01/27	2,513	6,200,261
Novocure Ltd., 0.00% 11/01/25(b)	4,385	3,983,073
NuVasive Inc., 0.38%, 03/15/25	3,587	3,414,657
Omnicell Inc., 0.25%, 09/15/25	4,883	4,579,220
Repligen Corp., 1.00%, 12/15/28(a)	5,275	5,525,430
Shockwave Medical Inc., 1.00%, 08/15/28(a)	6,298	8,002,845
Tandem Diabetes Care Inc., Series 2024, 1.50%, 03/15/29(a)	2,900	3,691,404
TransMedics Group Inc., 1.50%, 06/01/28(a)	3,900	4,875,412
		124,063,120
Health Care - Services — 0.4%
Teladoc Health Inc., 1.25%, 06/01/27	8,115	6,839,138
Holding Companies - Diversified — 0.1%
New Mountain Finance Corp., 7.50%, 10/15/25 (Call 07/15/25)	1,600	1,631,716
Home Builders — 0.4%
LCI Industries, 1.13%, 05/15/26	4,300	4,039,032
Winnebago Industries Inc., 3.25%, 01/15/30(a)	3,200	3,160,452
		7,199,484
Internet — 15.2%
Airbnb Inc., 0.00% 03/15/26(b)	16,015	14,741,272
Bilibili Inc., 0.50%, 12/01/26 (Call 12/01/24)	3,000	2,891,991
Booking Holdings Inc., 0.75%, 05/01/25	7,031	12,907,463
Etsy Inc.
0.13%, 10/01/26	5,857	6,172,304
0.13%, 09/01/27	4,948	4,099,017
0.25%, 06/15/28	8,100	6,378,518
Expedia Group Inc., 0.00% 02/15/26(b)	8,520	7,840,959
Farfetch Ltd., 3.75%, 05/01/27	2,275	79,647
Fiverr International Ltd., 0.00% 11/01/25(b)	4,014	3,644,311
iQIYI Inc., 4.00%, 12/15/26 (Call 08/01/24)	2,910	2,880,265
JOYY Inc., 1.38%, 06/15/26 (Call 06/15/24)	2,925	2,896,809
Lyft Inc.
0.63%, 03/01/29(a)	3,925	4,057,441
1.50%, 05/15/25	2,965	2,860,751
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	4,725	4,254,898
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	5,085	4,145,215
Okta Inc.
0.13%, 09/01/25	4,670	4,407,505
0.38%, 06/15/26	4,827	4,376,975
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	2,775	2,134,175
Palo Alto Networks Inc., 0.38%, 06/01/25	10,088	29,523,395
PDD Holdings Inc., 0.00% 12/01/25(b)	5,900	5,774,963
Perficient Inc., 0.13%, 11/15/26	3,595	3,158,266
Q2 Holdings Inc., 0.75%, 06/01/26	2,880	2,702,760
RealReal Inc. (The), 1.00%, 03/01/28	2,154	937,656
Sea Ltd.
0.25%, 09/15/26	14,675	12,603,728
2.38%, 12/01/25	9,355	9,838,230
Shopify Inc., 0.13%, 11/01/25	7,412	6,969,623
Schedule of Investments
89

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Snap Inc.
0.00%, 05/01/27(b)	$8,750	$7,134,957
0.13%, 03/01/28	12,425	9,715,976
0.75%, 08/01/26	4,315	4,474,313
Spotify USA Inc., 0.00% 03/15/26(b)	11,820	11,008,961
TechTarget Inc., 0.00% 12/15/26(b)	3,575	3,409,233
TripAdvisor Inc., 0.25%, 04/01/26	2,700	2,507,695
Uber Technologies Inc.
0.00%, 12/15/25(b)	9,810	10,241,610
0.88%, 12/01/28(a)	14,500	16,371,273
Upwork Inc., 0.25%, 08/15/26	3,441	3,008,148
Wayfair Inc.
0.63%, 10/01/25	5,860	5,449,351
1.00%, 08/15/26	8,090	7,204,871
3.25%, 09/15/27	6,050	6,668,602
3.50%, 11/15/28(a)	5,500	7,324,629
Weibo Corp., 1.38%, 12/01/30 (Call 12/06/27)(a)	2,675	2,602,530
Wix.com Ltd., 0.00% 08/15/25(b)	5,222	4,829,859
Ziff Davis Inc., 1.75%, 11/01/26	4,461	4,049,387
Zillow Group Inc.
0.75%, 09/01/24	5,131	5,504,330
1.38%, 09/01/26	4,500	5,191,430
2.75%, 05/15/25	4,075	4,146,928
		283,122,220
Iron & Steel — 0.9%
ATI Inc., 3.50%, 06/15/25	2,219	8,544,678
U.S. Steel Corp., 5.00%, 11/01/26	2,932	8,091,732
		16,636,410
Leisure Time — 4.0%
Carnival Corp.
5.75%, 10/01/24	3,525	5,402,880
5.75%, 12/01/27	9,125	12,880,583
Liberty TripAdvisor Holdings Inc., 0.50%, 06/30/51 (Call 03/27/25)(a)	2,475	2,319,813
NCL Corp. Ltd.
1.13%, 02/15/27	10,050	9,190,229
2.50%, 02/15/27	3,600	3,372,905
5.38%, 08/01/25	3,505	4,304,781
Peloton Interactive Inc., 0.00% 02/15/26(b)	8,510	6,948,526
Royal Caribbean Cruises Ltd., 6.00%, 08/15/25	9,752	27,790,127
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	2,023	2,305,774
		74,515,618
Lodging — 0.3%
H World Group Ltd., 3.00%, 05/01/26 (Call 05/01/24), (Put 05/01/24)	4,554	5,086,205
Machinery — 0.9%
Bloom Energy Corp., 3.00%, 06/01/28(a)	5,300	4,801,973
Chart Industries Inc., 1.00%, 11/15/24	2,170	5,351,956
Middleby Corp. (The), 1.00%, 09/01/25	5,882	6,927,447
		17,081,376
Manufacturing — 0.6%
Axon Enterprise Inc., 0.50%, 12/15/27	5,808	8,458,603
John Bean Technologies Corp., 0.25%, 05/15/26	3,200	2,886,704
		11,345,307
Media — 3.6%
Cable One Inc.
0.00%, 03/15/26(b)	4,675	4,036,696
1.13%, 03/15/28	2,466	1,817,898
Security	Par (000)	Value
Media (continued)
DISH Network Corp.
0.00%, 12/15/25(b)	$15,235	$11,167,384
3.38%, 08/15/26	24,108	14,690,923
Liberty Broadband Corp., 3.13%, 03/31/53 (Call 04/06/26)(a)	9,906	9,201,635
Liberty Media Corp.
2.38%, 09/30/53 (Call 09/30/28)(a)	8,750	9,155,495
2.75%, 12/01/49 (Call 12/01/24)(a)	4,709	4,480,926
3.75%, 03/15/28	5,394	5,769,343
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	4,350	4,526,173
Sphere Entertainment Co., 3.50%, 12/01/28(a)	2,275	2,959,141
		67,805,614
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	2,150	1,689,864
Mining — 0.6%
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,615	1,973,336
MP Materials Corp.
0.25%, 04/01/26(a)	2,625	2,316,931
3.00%, 03/01/30(a)	6,216	6,158,123
		10,448,390
Office & Business Equipment — 0.1%
Xerox Holdings Corp., 3.75%, 03/15/30(a)	3,250	2,772,128
Oil & Gas — 1.6%
CNX Resources Corp., 2.25%, 05/01/26	2,685	5,044,954
Kosmos Energy Ltd., 3.13%, 03/15/30(a)	3,750	3,981,529
Nabors Industries Inc., 1.75%, 06/15/29	1,700	1,241,523
Northern Oil & Gas Inc., 3.63%, 04/15/29	4,200	5,189,608
Pioneer Natural Resources Co., 0.25%, 05/15/25	3,649	10,712,291
Transocean Inc., 4.63%, 09/30/29(a)	1,825	3,241,307
		29,411,212
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29(a)	3,025	2,934,527
Ascendis Pharma A/S, 2.25%, 04/01/28	4,925	5,431,506
Dexcom Inc.
0.25%, 11/15/25	10,195	10,685,195
0.38%, 05/15/28(a)	10,525	10,681,478
Herbalife Ltd., 4.25%, 06/15/28(a)	2,025	1,545,754
Jazz Investments I Ltd., 2.00%, 06/15/26	8,500	8,194,359
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29	2,550	2,871,938
Pacira BioSciences Inc., 0.75%, 08/01/25	3,185	3,008,746
Revance Therapeutics Inc., 1.75%, 02/15/27	2,521	1,694,425
		47,047,928
Real Estate — 0.3%
Realogy Group LLC/Realogy Co.-Issuer Corp., 0.25%, 06/15/26	3,200	2,628,876
Redfin Corp., 0.50%, 04/01/27	4,850	2,404,546
		5,033,422
Real Estate Investment Trusts — 3.3%
Arbor Realty Trust Inc., 7.50%, 08/01/25	2,925	2,868,439
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,097	1,875,745
COPT Defense Properties LP, 5.25%, 09/15/28(a)	3,088	3,176,705
Federal Realty OP LP, 3.25%, 01/15/29(a)	4,400	4,280,722
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(a)	3,475	3,795,786
Pebblebrook Hotel Trust, 1.75%, 12/15/26	6,620	5,840,372
PennyMac Corp., 5.50%, 03/15/26	3,285	3,097,236
90
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Rexford Industrial Realty LP
4.13%, 03/15/29(a)	$4,900	$4,708,997
4.38%, 03/15/27(a)	4,900	4,762,579
Starwood Property Trust Inc., 6.75%, 07/15/27 (Call 04/15/27)	3,300	3,375,125
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,020	1,780,208
Two Harbors Investment Corp., 6.25%, 01/15/26	1,875	1,792,007
Uniti Group Inc., 7.50%, 12/01/27(a)	2,325	2,463,595
Ventas Realty LP, 3.75%, 06/01/26(a)	7,450	7,429,814
Welltower OP LLC, 2.75%, 05/15/28(a)	8,275	9,272,439
		60,519,769
Retail — 1.4%
Burlington Stores Inc., 1.25%, 12/15/27(a)	2,850	3,108,525
Cheesecake Factory Inc. (The), 0.38%, 06/15/26	2,825	2,491,646
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	2,200	1,921,119
Freshpet Inc., 3.00%, 04/01/28	3,500	5,864,183
Guess? Inc., 3.75%, 04/15/28	2,957	3,901,629
National Vision Holdings Inc., 2.50%, 05/15/25	2,822	2,823,969
Patrick Industries Inc., 1.75%, 12/01/28	2,475	2,904,362
Shake Shack Inc., 0.00% 03/01/28(b)	1,750	1,583,984
Vroom Inc., 0.75%, 07/01/26	2,325	1,106,576
		25,705,993
Semiconductors — 3.2%
Impinj Inc., 1.13%, 05/15/27	2,325	3,648,153
MACOM Technology Solutions Holdings Inc., 0.25%, 03/15/26	3,825	5,074,225
Microchip Technology Inc., 0.13%, 11/15/24	5,225	5,633,625
ON Semiconductor Corp.
0.00%, 05/01/27(b)	6,325	9,064,252
0.50%, 03/01/29	12,162	11,782,612
Semtech Corp.
1.63%, 11/01/27	2,525	3,041,719
4.00%, 11/01/28(a)	2,200	4,361,163
Wolfspeed Inc.
0.25%, 02/15/28	5,700	3,366,162
1.75%, 05/01/26	5,376	4,998,604
1.88%, 12/01/29	14,075	8,051,114
		59,021,629
Software — 14.4%
Akamai Technologies Inc.
0.13%, 05/01/25	8,572	9,670,728
0.38%, 09/01/27	10,001	10,150,800
1.13%, 02/15/29(a)	11,025	10,855,428
Bandwidth Inc., 0.50%, 04/01/28	2,029	1,464,449
Bentley Systems Inc.
0.13%, 01/15/26	5,531	5,606,352
0.38%, 07/01/27	5,025	4,594,220
BigCommerce Holdings Inc., 0.25%, 10/01/26	2,375	1,991,641
BILL Holdings Inc.
0.00%, 12/01/25(b)	4,045	3,739,821
0.00%, 04/01/27(b)	4,871	4,140,618
Blackline Inc.
0.00%, 03/15/26(b)	8,940	8,030,265
0.13%, 08/01/24	2,213	2,199,997
Box Inc., 0.00% 01/15/26(b)	3,025	3,443,955
Cloudflare Inc., 0.00% 08/15/26(b)	10,750	9,801,522
Confluent Inc., 0.00% 01/15/27(b)	8,875	7,534,004
CSG Systems International Inc., 3.88%, 09/15/28(a)	3,300	3,129,570
Datadog Inc., 0.13%, 06/15/25	6,454	9,202,043
Security	Par (000)	Value
Software (continued)
Dayforce Inc., 0.25%, 03/15/26	$4,598	$4,199,936
DigitalOcean Holdings Inc., 0.00% 12/01/26(b)	12,025	10,040,400
Dropbox Inc.
0.00%, 03/01/26(b)	6,190	5,797,489
0.00%, 03/01/28(b)	5,270	4,811,356
Envestnet Inc.
0.75%, 08/15/25	2,260	2,200,947
2.63%, 12/01/27	4,100	4,393,702
Everbridge Inc., 0.00% 03/15/26(b)	2,550	2,511,750
Evolent Health Inc., 3.50%, 12/01/29(a)	3,675	3,829,264
Fastly Inc., 0.00% 03/15/26(b)	2,900	2,627,952
Five9 Inc.
0.50%, 06/01/25	4,190	3,947,247
1.00%, 03/15/29(a)	6,347	6,296,019
Guidewire Software Inc., 1.25%, 03/15/25	3,649	4,056,845
HubSpot Inc., 0.38%, 06/01/25	4,014	8,658,393
Jamf Holding Corp., 0.13%, 09/01/26	2,850	2,518,720
LivePerson Inc., 0.00% 12/15/26(b)	4,085	1,540,939
MicroStrategy Inc.
0.00%, 02/15/27(b)	8,700	8,895,777
0.63%, 03/15/30 (Call 09/15/28)(a)	6,900	6,661,461
0.75%, 12/15/25	5,475	14,728,368
0.88%, 03/15/31 (Call 09/15/28)(a)	4,900	3,911,503
Model N Inc., 1.88%, 03/15/28	1,700	1,658,419
MongoDB Inc., 0.25%, 01/15/26	9,564	17,004,873
Nutanix Inc., 0.25%, 10/01/27	4,975	6,014,773
PagerDuty Inc., 1.50%, 10/15/28(a)	3,675	3,667,072
Pegasystems Inc., 0.75%, 03/01/25	3,832	3,678,474
Porch Group Inc., 6.75%, 10/01/28 (Call 10/01/24)(a)	2,600	1,746,600
Progress Software Corp.
1.00%, 04/15/26	3,450	3,452,904
3.50%, 03/01/30(a)	3,921	3,832,003
PROS Holdings Inc., 2.25%, 09/15/27	2,000	2,051,193
RingCentral Inc., 0.00% 03/15/26(b)	4,571	4,091,467
Tyler Technologies Inc., 0.25%, 03/15/26	5,365	5,627,111
Unity Software Inc., 0.00% 11/15/26(b)	10,125	8,623,888
Verint Systems Inc., 0.25%, 04/15/26	2,235	2,038,939
Vertex Inc., 0.75%, 05/01/29(a)	2,800	2,924,880
Workiva Inc., 1.25%, 08/15/28(a)	5,400	4,858,605
		268,454,682
Telecommunications — 0.8%
Infinera Corp., 3.75%, 08/01/28	3,650	3,615,997
InterDigital Inc., 3.50%, 06/01/27	4,100	5,546,943
Nice Ltd., 0.00% 09/15/25(b)	4,204	4,161,463
Viavi Solutions Inc., 1.63%, 03/15/26	2,050	1,926,642
		15,251,045
Transportation — 0.9%
Air Transport Services Group Inc., 3.88%, 08/15/29(a)	3,250	2,629,605
CryoPort Inc., 0.75%, 12/01/26(a)	3,600	3,131,977
World Kinect Corp., 3.25%, 07/01/28(a)	2,350	2,414,259
ZTO Express Cayman Inc., 1.50%, 09/01/27 (Call 09/02/25)	8,075	7,835,642
		16,011,483
Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28	3,450	3,716,140
Schedule of Investments
91

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water — 0.4%
American Water Capital Corp., 3.63%, 06/15/26(a)	$8,275	$8,048,991
Total Convertible Bonds — 98.4% (Cost: $2,018,815,917)		1,826,938,398
	Shares
Common Stocks
Media — 0.0%
Gannett Co. Inc.(c)(d)	235,000	568,700
Total Common Stocks — 0.0% (Cost $1,359,643)		568,700
Total Long-Term Investments — 98.4% (Cost: $2,020,175,560)		1,827,507,098
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	7,086	7,088
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	11,300,000	$11,300,000
Total Short-Term Securities — 0.6% (Cost: $11,307,087)		11,307,088
Total Investments — 99.0% (Cost: $2,031,482,647)		1,838,814,186
Other Assets Less Liabilities — 1.0%		18,609,093
Net Assets — 100.0%		$1,857,423,279

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,420,827	$—	$(1,413,795)(a)	$114	$(58)	$7,088	7,086	$642 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	570,000	10,730,000 (a)	—	—	—	11,300,000	11,300,000	241,975	—
				$114	$(58)	$11,307,088		$242,617	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$1,826,938,398	$—	$1,826,938,398
Common Stocks	568,700	—	—	568,700
92
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$11,307,088	$—	$—	$11,307,088
	$11,875,788	$1,826,938,398	$—	$1,838,814,186
See notes to financial statements.
Schedule of Investments
93

Schedule of Investments (unaudited)
April 30, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.7%
General Electric Co., 5.91%, 05/05/26, (3-mo. SOFR + 0.642%)(a)(b)	$50,889	$50,912,922
Auto Manufacturers — 7.3%
American Honda Finance Corp.
5.85%, 10/10/25, (1-day SOFR + 0.500%)(b)	4,910	4,907,780
5.95%, 08/14/25, (1-day SOFR + 0.600%)(a)(b)	24,700	24,725,701
6.06%, 01/09/26, (1-day SOFR + 0.710%)(a)(b)	20,000	20,059,026
6.12%, 03/12/27, (1-day SOFR + 0.770%)(a)(b)	10,600	10,646,194
6.14%, 10/03/25, (1-day SOFR + 0.790%)(b)	25,925	26,003,826
6.27%, 01/12/26, (1-day SOFR + 0.920%)(a)(b)	12,514	12,596,680
BMW U.S. Capital LLC
5.73%, 08/12/24, (1-day SOFR + 0.380%)(a)(b)(c)	20,517	20,514,430
5.91%, 04/02/26, (1-day SOFR Index + 0.550%)(a)(b)(c)	21,297	21,315,268
5.97%, 08/11/25, (1-day SOFR + 0.620%)(a)(b)(c)	25,775	25,835,081
6.20%, 04/01/25, (1-day SOFR + 0.840%)(a)(b)(c)	14,612	14,679,898
Daimler Truck Finance North America LLC, 6.10%, 12/13/24, (1-day SOFR + 0.750%)(a)(b)(c)	14,074	14,102,360
General Motors Financial Co. Inc.
5.97%, 10/15/24, (1-day SOFR + 0.620%)(b)	15,913	15,920,978
6.39%, 02/26/27, (1-day SOFR + 1.040%)(a)(b)	12,640	12,626,397
6.65%, 04/07/25, (1-day SOFR + 1.300%)(a)(b)	11,011	11,084,216
6.70%, 05/08/27, (1-day SOFR Index + 1.350%)(a)(b)	18,050	18,189,258
Hyundai Capital America
6.39%, 03/19/27, (1-day SOFR + 1.040%)(b)(c)	10,600	10,618,797
6.50%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)(c)	2,400	2,411,275
6.67%, 11/03/25, (1-day SOFR + 1.320%)(a)(b)(c)	25,250	25,414,551
6.85%, 01/08/27, (1-day SOFR + 1.500%)(b)(c)	15,025	15,217,079
Mercedes-Benz Finance North America LLC
5.93%, 08/01/25, (1-day SOFR + 0.570%)(a)(b)(c)	19,534	19,529,727
6.02%, 01/09/26, (1-day SOFR + 0.670%)(b)(c)	25,000	24,999,993
6.28%, 03/30/25, (1-day SOFR + 0.930%)(a)(b)(c)	19,720	19,823,889
Toyota Motor Credit Corp.
5.61%, 06/18/24, (1-day SOFR + 0.260%)(a)(b)	11,239	11,238,695
5.64%, 09/13/24, (1-day SOFR + 0.290%)(b)	16,969	16,969,238
5.67%, 01/13/25, (1-day SOFR + 0.320%)(a)(b)	12,505	12,504,974
5.91%, 01/10/25, (1-day SOFR + 0.560%)(a)(b)	11,201	11,214,982
6.00%, 09/11/25, (1-day SOFR + 0.650%)(a)(b)	16,550	16,592,647
6.00%, 01/05/26, (1-day SOFR + 0.650%)(a)(b)	15,000	15,021,351
6.00%, 03/19/27, (1-day SOFR + 0.650%)(a)(b)	10,655	10,660,495
6.24%, 05/18/26, (1-day SOFR + 0.890%)(a)(b)	25,253	25,426,915
Volkswagen Group of America Finance LLC
6.18%, 03/20/26, (1-day SOFR + 0.830%)(b)(c)	900	901,244
6.28%, 09/12/25, (1-day SOFR + 0.930%)(b)(c)	23,500	23,587,955
6.30%, 06/07/24, (1-day SOFR + 0.950%)(b)(c)	20,845	20,855,589
		536,196,489
Banks — 47.2%
ABN AMRO Bank NV, 7.13%, 09/18/27 (Call 09/18/26), (1-day SOFR + 1.780%)(a)(b)(c)	19,400	19,663,157
ANZ New Zealand International Ltd./London, 5.95%, 02/18/25, (1-day SOFR + 0.600%)(b)(c)	16,699	16,723,978
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd.
5.91%, 03/18/26, (1-day SOFR + 0.560%)(b)(c)	$9,665	$9,676,305
5.99%, 10/03/25, (1-day SOFR + 0.640%)(a)(b)(c)	25,740	25,820,313
6.10%, 07/03/25, (1-day SOFR + 0.750%)(b)(c)	23,540	23,635,909
6.16%, 01/18/27, (1-day SOFR + 0.810%)(a)(b)(c)	20,000	20,122,982
Banco Santander SA
6.59%, 05/24/24, (1-day SOFR + 1.240%)(a)(b)	15,336	15,345,205
6.73%, 03/14/28 (Call 03/14/27), (1-day SOFR + 1.380%)(a)(b)	10,100	10,150,477
Bank of America Corp.
6.30%, 02/05/26 (Call 02/05/25), (3-mo. SOFR + 1.032%)(a)(b)	57,141	57,358,805
6.32%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.970%)(a)(b)	17,775	17,822,213
6.35%, 09/15/26, (3-mo. SOFR + 1.022%)(b)	12,514	12,519,807
6.40%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)(b)	19,175	19,236,570
6.68%, 04/02/26 (Call 04/02/25), (1-day SOFR + 1.330%)(a)(b)	11,335	11,418,756
6.70%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.350%)(a)(b)	3,829	3,874,515
Bank of America NA
6.13%, 08/18/25 (Call 07/18/25), (1-day SOFR + 0.780%)(b)	31,535	31,668,463
6.37%, 08/18/26 (Call 07/17/26), (1-day SOFR + 1.020%)(a)(b)	32,750	33,071,848
Bank of Montreal
5.67%, 07/09/24, (1-day SOFR + 0.320%)(a)(b)	19,799	19,802,252
5.82%, 01/10/25, (1-day SOFR + 0.465%)(a)(b)	10,774	10,775,939
5.97%, 09/15/26, (1-day SOFR + 0.620%)(a)(b)	15,508	15,487,341
6.06%, 12/12/24, (1-day SOFR + 0.710%)(b)	11,878	11,903,788
6.30%, 09/25/25, (1-day SOFR + 0.950%)(b)	23,900	24,085,932
6.41%, 06/07/25, (1-day SOFR + 1.060%)(b)	8,575	8,630,872
6.51%, 12/11/26, (1-day SOFR + 1.160%)(a)(b)	7,150	7,226,580
6.68%, 06/05/26, (1-day SOFR + 1.330%)(b)	22,705	23,011,027
Bank of New York Mellon Corp. (The)
5.80%, 03/13/26 (Call 03/13/25), (1-day SOFR + 0.450%)(b)	1,005	1,005,737
5.97%, 04/25/25 (Call 03/25/25), (1-day SOFR + 0.620%)(a)(b)	15,230	15,274,063
Series J, 5.55%, 10/25/24 (Call 09/25/24), (1-day SOFR + 0.200%)(a)(b)	4,345	4,343,402
Bank of New Zealand, 6.17%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)(c)	13,535	13,503,394
Bank of Nova Scotia (The)
5.74%, 07/31/24, (1-day SOFR + 0.380%)(a)(b)	12,271	12,275,492
5.81%, 01/10/25, (1-day SOFR + 0.460%)(b)	10,944	10,944,600
5.90%, 03/02/26, (1-day SOFR + 0.545%)(a)(b)	11,429	11,411,973
5.96%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	10,875	10,853,685
6.25%, 04/11/25, (1-day SOFR + 0.900%)(b)	18,635	18,714,681
6.44%, 06/12/25, (1-day SOFR + 1.090%)(a)(b)	22,975	23,145,176
Banque Federative du Credit Mutuel SA
5.76%, 02/04/25, (1-day SOFR + 0.410%)(b)(c)	25,621	25,633,592
6.48%, 01/23/27, (1-day SOFR + 1.130%)(b)(c)	15,290	15,414,310
6.75%, 07/13/26, (1-day SOFR + 1.400%)(b)(c)	16,500	16,749,098
94
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Barclays PLC
6.84%, 03/12/28 (Call 03/12/27), (1-day SOFR + 1.490%)(a)(b)	$11,800	$11,882,941
7.23%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(a)(b)	12,650	12,847,973
BPCE SA
5.92%, 01/14/25, (1-day SOFR + 0.570%)(a)(b)(c)	7,922	7,930,705
6.31%, 09/25/25, (1-day SOFR + 0.960%)(b)(c)	23,750	23,892,716
7.33%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.980%)(b)(c)	10,750	10,945,529
Canadian Imperial Bank of Commerce
5.77%, 10/18/24, (1-day SOFR + 0.420%)(b)	22,295	22,308,662
6.29%, 04/07/25, (1-day SOFR + 0.940%)(b)	21,310	21,416,940
6.58%, 10/02/26, (1-day SOFR + 1.220%)(b)	26,525	26,809,321
Citibank NA
5.95%, 04/30/26 (Call 03/30/26), (1-day SOFR Index + 0.590%)(b)	16,795	16,808,287
6.16%, 09/29/25 (Call 08/29/25), (1-day SOFR + 0.805%)(a)(b)	35,100	35,265,791
6.41%, 12/04/26 (Call 11/04/26), (1-day SOFR + 1.060%)(b)	27,695	28,000,129
Citigroup Inc.
6.02%, 05/01/25 (Call 05/01/24), (1-day SOFR + 0.669%)(b)	18,986	18,986,000
6.05%, 01/25/26 (Call 01/25/25), (1-day SOFR + 0.694%)(a)(b)	20,232	20,260,564
6.12%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)(b)	18,345	18,334,405
6.63%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)(b)	18,735	18,863,967
6.72%, 05/24/25 (Call 05/24/24), (1-day SOFR + 1.372%)(b)	21,173	21,186,462
6.81%, 07/01/26 (Call 07/01/25), (3-mo. SOFR + 1.512%)(a)(b)	15,913	16,075,324
6.88%, 03/17/26 (Call 03/17/25), (1-day SOFR + 1.528%)(a)(b)	18,536	18,686,932
Commonwealth Bank of Australia
5.75%, 07/07/25, (1-day SOFR + 0.400%)(a)(b)(c)	51,411	51,470,125
5.87%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	13,531	13,510,091
5.98%, 01/10/25, (1-day SOFR + 0.630%)(a)(b)(c)	11,400	11,420,390
5.98%, 09/12/25, (1-day SOFR + 0.630%)(a)(b)(c)	22,800	22,865,917
6.09%, 03/14/25, (1-day SOFR + 0.740%)(b)(c)	47,216	47,341,942
6.10%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)(c)	16,770	16,849,987
6.32%, 03/14/27, (1-day SOFR + 0.970%)(a)(b)(c)	6,925	6,981,835
6.43%, 06/04/24, (1-day SOFR + 1.082%)(a)(b)(c)	9,935	9,940,237
Cooperatieve Rabobank UA/New York
5.73%, 01/10/25, (1-day SOFR + 0.300%)(a)(b)	12,035	12,033,573
6.05%, 07/18/25, (1-day SOFR + 0.700%)(b)	19,735	19,790,688
6.06%, 01/09/26, (1-day SOFR + 0.710%)(a)(b)	12,250	12,299,975
6.06%, 03/05/27, (1-day SOFR Index + 0.710%)(b)	25,000	25,018,373
6.25%, 10/05/26, (1-day SOFR + 0.900%)(a)(b)	24,950	25,118,809
Security	Par (000)	Value
Banks (continued)
Credit Agricole SA
6.22%, 03/11/27, (1-day SOFR + 0.870%)(b)(c)	$15,000	$15,043,528
6.64%, 07/05/26, (1-day SOFR + 1.290%)(a)(b)(c)	16,840	17,067,742
Credit Suisse AG/New York NY, 6.61%, 02/21/25, (1-day SOFR + 1.260%)(a)(b)	11,445	11,490,144
DBS Group Holdings Ltd., 5.65%, 11/22/24, (1-day SOFR + 0.300%)(b)(c)	3,285	3,279,392
Deutsche Bank AG/New York NY, 6.57%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)(b)	11,849	11,726,873
Federation des Caisses Desjardins du Quebec, 5.78%, 05/21/24, (1-day SOFR + 0.430%)(b)(c)	10,451	10,448,778
Goldman Sachs Bank USA/New York, 6.12%, 03/18/27 (Call 03/18/26), (1-day SOFR + 0.770%)(b)	5,505	5,508,215
Goldman Sachs Group Inc. (The)
5.84%, 10/21/24 (Call 09/21/24), (1-day SOFR + 0.490%)(a)(b)	18,516	18,522,320
5.85%, 09/10/24 (Call 08/10/24), (1-day SOFR + 0.500%)(a)(b)	16,229	16,232,428
6.14%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.790%)(a)(b)	12,470	12,471,130
6.16%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.810%)(a)(b)	17,606	17,583,354
6.17%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.820%)(a)(b)	11,715	11,699,421
6.27%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.920%)(a)(b)	17,850	17,865,171
6.41%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.065%)(b)	22,440	22,530,881
6.47%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.120%)(b)	14,493	14,579,539
7.20%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.850%)(a)(b)	12,445	12,761,432
7.34%, 10/28/27 (Call 10/28/26), (3-mo. SOFR + 2.012%)(b)	35,222	36,323,551
Series ., 6.74%, 05/15/26 (Call 05/15/25), (3-mo. SOFR + 1.432%)(b)	56,188	56,614,227
HSBC Holdings PLC
6.78%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(a)(b)	15,560	15,659,441
6.92%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)(b)	26,050	26,447,778
6.96%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.642%)(a)(b)	25,953	26,209,565
HSBC USA Inc., 6.31%, 03/04/27, (1-day SOFR + 0.960%)(b)	25,290	25,430,954
ING Groep NV
6.37%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.010%)(a)(b)	16,415	16,452,989
6.91%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(a)(b)	21,025	21,326,709
7.00%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(a)(b)	15,114	15,255,963
JPMorgan Chase & Co.
5.89%, 06/01/25 (Call 06/01/24), (1-day SOFR + 0.535%)(b)	20,229	20,231,938
5.93%, 06/23/25 (Call 06/23/24), (1-day SOFR + 0.580%)(a)(b)	18,829	18,834,442
5.95%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.600%)(b)	15,467	15,480,178
Schedule of Investments
95

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.12%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)(b)	$15,315	$15,314,993
6.24%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)(b)	20,806	20,862,358
6.27%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.920%)(b)	26,476	26,561,546
6.27%, 04/22/28 (Call 04/22/27), (1-day SOFR + 0.920%)(b)	18,435	18,500,230
6.32%, 06/14/25 (Call 06/14/24), (1-day SOFR + 0.970%)(a)(b)	14,931	14,941,338
6.53%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.180%)(a)(b)	29,590	29,857,945
6.55%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.200%)(a)(b)	26,000	26,259,174
6.67%, 04/26/26 (Call 04/26/25), (1-day SOFR + 1.320%)(a)(b)	21,800	21,967,237
JPMorgan Chase Bank NA, 6.35%, 12/08/26 (Call 11/08/26), (1-day SOFR + 1.000%)(b)	29,276	29,630,208
KeyBank NA/Cleveland OH, 5.67%, 06/14/24 (Call 05/31/24), (1-day SOFR + 0.320%)(a)(b)	14,765	14,753,588
Lloyds Banking Group PLC
6.91%, 08/07/27 (Call 08/07/26), (1-day SOFR + 1.560%)(a)(b)	20,950	21,201,029
6.93%, 01/05/28 (Call 01/05/27), (1-day SOFR + 1.580%)(a)(b)	15,200	15,362,415
Macquarie Bank Ltd.
6.55%, 12/07/26, (1-day SOFR + 1.200%)(b)(c)	17,700	17,852,554
6.59%, 06/15/26, (1-day SOFR + 1.240%)(b)(c)	17,079	17,214,579
6.66%, 03/21/25, (1-day SOFR + 1.310%)(a)(b)(c)	19,510	19,673,594
Macquarie Group Ltd.
6.06%, 10/14/25 (Call 10/14/24), (1-day SOFR + 0.710%)(b)(c)	12,364	12,345,428
6.27%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.920%)(b)(c)	15,465	15,444,817
Mitsubishi UFJ Financial Group Inc.
6.29%, 02/20/26 (Call 02/20/25), (1-day SOFR + 0.940%)(b)	24,442	24,499,847
6.74%, 09/12/25 (Call 09/12/24), (1-day SOFR + 1.385%)(a)(b)	14,175	14,223,391
6.79%, 04/17/26 (Call 04/17/25), (1-day SOFR + 1.440%)(a)(b)	13,370	13,470,426
7.00%, 07/18/25 (Call 07/18/24), (1-day SOFR + 1.650%)(b)	13,985	14,022,131
Mizuho Financial Group Inc., 6.31%, 05/22/26 (Call 05/22/25), (1-day SOFR + 0.960%)(a)(b)	15,570	15,634,057
Morgan Stanley
5.86%, 01/22/25 (Call 12/22/24), (1-day SOFR + 0.509%)(b)	7,785	7,790,883
6.30%, 02/18/26 (Call 02/18/25), (1-day SOFR + 0.950%)(a)(b)	30,568	30,683,890
6.37%, 04/13/28 (Call 04/13/27), (1-day SOFR + 1.020%)(b)	25,400	25,532,526
Morgan Stanley Bank NA
6.13%, 07/16/25 (Call 06/16/25), (1-day SOFR + 0.780%)(a)(b)	31,590	31,724,951
6.43%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(b)	26,300	26,515,866
6.52%, 10/30/26 (Call 09/30/26), (1-day SOFR + 1.165%)(a)(b)	15,000	15,196,732
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd.
5.73%, 01/12/25, (1-day SOFR + 0.380%)(b)(c)	$36,890	$36,896,774
5.91%, 01/29/26, (1-day SOFR + 0.550%)(b)(c)	10,225	10,232,858
6.00%, 12/10/25, (1-day SOFR + 0.650%)(a)(b)(c)	15,000	15,042,174
6.00%, 01/12/27, (1-day SOFR + 0.650%)(a)(b)(c)	14,055	14,071,087
6.11%, 05/13/25, (1-day SOFR + 0.760%)(a)(b)(c)	28,240	28,338,340
National Australia Bank Ltd./New York, 6.21%, 06/09/25, (1-day SOFR + 0.860%)(a)(b)(c)	19,395	19,489,779
National Bank of Canada
5.84%, 08/06/24, (1-day SOFR + 0.490%)(b)	13,235	13,240,393
6.25%, 03/25/27 (Call 03/25/26), (1-day SOFR Index + 0.900%)(b)	19,700	19,731,785
NatWest Group PLC, 6.60%, 03/01/28 (Call 03/01/27), (1-day SOFR + 1.250%)(b)	14,150	14,209,933
NatWest Markets PLC
5.88%, 08/12/24, (1-day SOFR + 0.530%)(a)(b)(c)	6,875	6,876,111
6.12%, 09/29/26, (1-day SOFR + 0.760%)(b)(c)	12,084	12,008,524
6.80%, 03/22/25, (1-day SOFR + 1.450%)(a)(b)(c)	17,200	17,338,725
Nordea Bank Abp
6.09%, 03/19/27, (1-day SOFR + 0.740%)(a)(b)(c)	10,000	10,012,398
6.31%, 06/06/25, (1-day SOFR + 0.960%)(a)(b)(c)	10,315	10,383,491
Royal Bank of Canada
5.69%, 10/07/24, (1-day SOFR + 0.340%)(b)	21,967	21,966,954
5.72%, 07/29/24, (1-day SOFR + 0.360%)(a)(b)	15,666	15,669,428
5.79%, 01/21/25, (1-day SOFR + 0.440%)(b)	16,930	16,936,716
5.88%, 01/20/26, (1-day SOFR + 0.525%)(a)(b)	11,755	11,745,136
5.93%, 04/27/26, (1-day SOFR + 0.570%)(a)(b)	19,999	19,970,867
5.95%, 11/02/26, (1-day SOFR + 0.590%)(a)(b)	11,470	11,449,335
6.06%, 01/21/27, (1-day SOFR + 0.710%)(a)(b)	8,011	8,013,030
6.19%, 04/14/25, (1-day SOFR + 0.840%)(b)	1,082	1,086,007
6.30%, 01/19/27, (1-day SOFR + 0.950%)(a)(b)	15,500	15,598,907
6.43%, 01/12/26, (1-day SOFR + 1.080%)(a)(b)	6,538	6,597,436
6.43%, 07/20/26, (1-day SOFR + 1.080%)(b)	18,095	18,273,532
Shinhan Bank Co. Ltd., 7.28%, 04/24/25, (3-mo. SOFR + 1.962%)(a)(b)(d)	16,490	16,692,335
Skandinaviska Enskilda Banken AB
6.24%, 03/05/27, (1-day SOFR + 0.890%)(b)(c)	20,000	20,046,690
6.31%, 06/09/25, (1-day SOFR + 0.960%)(b)(c)	16,450	16,532,551
Societe Generale SA
6.40%, 01/21/26 (Call 01/21/25), (1-day SOFR + 1.050%)(a)(b)(c)	28,827	28,849,524
7.01%, 01/19/28 (Call 01/19/27), (1-day SOFR + 1.660%)(a)(b)(c)	13,265	13,369,110
Standard Chartered PLC
6.28%, 11/23/25 (Call 11/23/24), (1-day SOFR + 0.930%)(b)(c)	19,084	19,066,561
7.10%, 03/30/26 (Call 03/30/25), (1-day SOFR + 1.740%)(a)(b)(c)	18,390	18,526,646
7.28%, 07/06/27 (Call 07/06/26), (1-day SOFR + 1.930%)(a)(b)(c)	17,620	17,918,936
7.38%, 02/08/28 (Call 02/08/27), (1-day SOFR + 2.030%)(b)(c)	15,325	15,635,297
State Street Corp., 6.19%, 08/03/26 (Call 07/03/26), (1-day SOFR + 0.845%)(a)(b)	13,882	13,934,782
96
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
6.23%, 01/14/27, (1-day SOFR + 0.880%)(a)(b)	$16,975	$17,037,680
6.65%, 07/13/26, (1-day SOFR + 1.300%)(a)(b)	8,600	8,734,186
6.78%, 01/13/26, (1-day SOFR + 1.430%)(b)	8,475	8,589,940
Sumitomo Mitsui Trust Bank Ltd.
5.79%, 09/16/24, (1-day SOFR + 0.440%)(b)(c)	23,705	23,710,564
6.47%, 03/09/26, (1-day SOFR + 1.120%)(b)(c)	18,370	18,517,471
6.50%, 09/14/26, (1-day SOFR + 1.150%)(a)(b)(c)	20,950	21,185,192
Svenska Handelsbanken AB
6.26%, 06/10/25, (1-day SOFR + 0.910%)(b)(c)	15,935	15,991,498
6.60%, 06/15/26, (1-day SOFR + 1.250%)(a)(b)(c)	17,400	17,629,240
Swedbank AB
6.26%, 04/04/25, (1-day SOFR + 0.910%)(a)(b)(c)	10,195	10,234,817
6.73%, 06/15/26, (1-day SOFR + 1.380%)(b)(c)	16,700	16,945,914
Toronto-Dominion Bank (The)
5.70%, 09/10/24, (1-day SOFR + 0.350%)(a)(b)	30,733	30,743,418
5.76%, 01/10/25, (1-day SOFR + 0.410%)(a)(b)	10,130	10,134,183
5.94%, 09/10/26, (1-day SOFR + 0.590%)(b)	10,417	10,395,813
6.08%, 04/05/27, (1-day SOFR + 0.730%)(a)(b)	16,000	15,998,252
6.37%, 06/06/25, (1-day SOFR + 1.020%)(a)(b)	15,682	15,779,662
6.43%, 07/17/26, (1-day SOFR + 1.080%)(a)(b)	10,668	10,764,644
Truist Financial Corp., 5.75%, 06/09/25 (Call 06/09/24), (1-day SOFR + 0.400%)(a)(b)	36,041	35,948,456
UBS AG, 6.28%, 09/11/25, (1-day SOFR + 0.930%)(b)	23,338	23,470,571
UBS AG/London
5.80%, 08/09/24, (1-day SOFR + 0.450%)(b)(c)	29,721	29,735,859
5.82%, 01/13/25 (Call 12/13/24), (1-day SOFR + 0.470%)(a)(b)(c)	15,172	15,172,891
UBS Group AG, 6.93%, 05/12/26 (Call 05/12/25), (1-day SOFR + 1.580%)(a)(b)(c)	21,360	21,525,915
United Overseas Bank Ltd, 6.05%, 04/07/25, (1-day SOFR + 0.700%)(a)(b)(c)	2,215	2,220,570
Wells Fargo & Co.
6.42%, 04/22/28 (Call 04/22/27), (1-day SOFR + 1.070%)(b)	25,037	25,177,501
6.67%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(a)(b)	19,958	20,101,983
Wells Fargo Bank NA
6.06%, 01/15/26 (Call 12/15/25), (1-day SOFR + 0.710%)(b)	27,800	27,889,026
6.16%, 08/01/25 (Call 07/01/25), (1-day SOFR + 0.800%)(b)	17,446	17,520,982
6.41%, 08/07/26 (Call 07/07/26), (1-day SOFR + 1.060%)(a)(b)	18,850	19,047,505
6.42%, 12/11/26 (Call 11/10/26), (1-day SOFR + 1.070%)(a)(b)	24,180	24,475,652
Westpac Banking Corp.
5.65%, 11/18/24, (1-day SOFR + 0.300%)(b)	11,343	11,345,278
5.87%, 06/03/26, (1-day SOFR + 0.520%)(a)(b)	11,380	11,368,619
5.91%, 01/29/26, (1-day SOFR + 0.550%)(b)(c)	5,500	5,493,346
6.07%, 11/17/25, (1-day SOFR + 0.720%)(b)	17,725	17,802,849
6.35%, 08/26/25, (1-day SOFR + 1.000%)(a)(b)	21,650	21,819,894
		3,461,824,166
Beverages — 0.7%
Keurig Dr Pepper Inc., 6.24%, 03/15/27, (1-day SOFR Index + 0.880%)(a)(b)	15,051	15,143,696
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc., 5.75%, 02/13/26, (1-day SOFR + 0.400%)(b)	$14,608	$14,634,423
Pepsico Singapore Financing I Pte Ltd., 5.91%, 02/16/27, (1-day SOFR Index + 0.560%)(a)(b)	25,025	25,037,302
		54,815,421
Diversified Financial Services — 2.6%
American Express Co.
6.00%, 11/04/26 (Call 10/04/26), (1-day SOFR + 0.650%)(a)(b)	21,233	21,275,553
6.07%, 05/03/24, (1-day SOFR + 0.720%)(a)(b)	16,918	16,918,000
6.10%, 04/23/27 (Call 04/23/26), (1-day SOFR + 0.750%)(b)	15,000	15,022,327
6.11%, 02/13/26 (Call 01/13/26), (1-day SOFR + 0.760%)(a)(b)	14,607	14,653,812
6.28%, 03/04/25 (Call 02/01/25), (1-day SOFR + 0.930%)(a)(b)	11,550	11,609,724
6.33%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(b)	25,625	25,701,329
6.35%, 02/16/28 (Call 02/16/27), (1-day SOFR Index + 1.000%)(a)(b)	15,200	15,269,301
6.71%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.350%)(b)	15,750	15,901,770
Capital One Financial Corp., 6.70%, 05/09/25 (Call 05/09/24), (1-day SOFR + 1.350%)(a)(b)	15,633	15,633,190
Charles Schwab Corp. (The)
5.87%, 05/13/26 (Call 04/13/26), (1-day SOFR + 0.520%)(b)	17,652	17,640,213
6.40%, 03/03/27 (Call 02/03/27), (1-day SOFR + 1.050%)(a)(b)	21,080	21,165,532
		190,790,751
Electric — 1.1%
CenterPoint Energy Inc., 6.00%, 05/13/24, (1-day SOFR + 0.650%)(a)(b)	12,239	12,240,395
National Rural Utilities Cooperative Finance Corp.
6.15%, 02/05/27, (1-day SOFR + 0.800%)(b)	26,800	26,939,146
Series D, 5.68%, 10/18/24, (1-day SOFR + 0.330%)(a)(b)	12,640	12,639,943
NextEra Energy Capital Holdings Inc., 6.12%, 01/29/26, (1-day SOFR + 0.760%)(b)	25,105	25,146,776
		76,966,260
Gas — 0.2%
Spire Missouri Inc., 5.85%, 12/02/24 (Call 05/31/24), (1-day SOFR + 0.500%)(a)(b)	11,450	11,451,146
Health Care - Services — 0.5%
Roche Holdings Inc.
5.91%, 03/10/25, (1-day SOFR + 0.560%)(b)(c)	27,671	27,766,047
6.09%, 11/13/26, (1-day SOFR + 0.740%)(a)(b)(c)	12,000	12,063,688
		39,829,735
Insurance — 8.4%
Athene Global Funding
5.91%, 08/19/24, (1-day SOFR + 0.560%)(b)(c)	14,484	14,492,210
6.05%, 05/24/24, (1-day SOFR + 0.700%)(b)(c)	52,395	52,409,651
6.07%, 01/07/25, (1-day SOFR + 0.715%)(b)(c)	9,065	9,084,313
6.56%, 03/25/27, (1-day SOFR Index + 1.210%)(a)(b)(c)	15,000	15,021,820
Corebridge Global Funding, 6.65%, 09/25/26, (1-day SOFR + 1.300%)(a)(b)(c)	20,950	21,134,918
Schedule of Investments
97

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
GA Global Funding Trust
5.85%, 09/13/24, (1-day SOFR + 0.500%)(a)(b)(c)	$16,130	$16,124,592
6.71%, 04/11/25, (1-day SOFR + 1.360%)(a)(b)(c)	11,780	11,837,113
Jackson National Life Global Funding, 6.51%, 06/28/24, (1-day SOFR + 1.150%)(b)(c)	3,535	3,538,227
MassMutual Global Funding II
5.62%, 10/21/24, (1-day SOFR + 0.270%)(a)(b)(c)	19,423	19,427,358
6.09%, 04/09/27, (1-day SOFR + 0.740%)(b)(c)	20,000	20,028,201
6.13%, 01/29/27, (1-day SOFR + 0.770%)(a)(b)(c)	24,748	24,820,457
6.22%, 03/21/25, (1-day SOFR + 0.870%)(a)(b)(c)	3,530	3,546,592
6.33%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(c)	12,442	12,548,412
Metropolitan Life Global Funding I
5.66%, 09/27/24, (1-day SOFR + 0.300%)(b)(c)	6,730	6,731,028
5.92%, 04/09/26, (1-day SOFR Index + 0.570%)(a)(b)(c)	15,830	15,824,463
6.26%, 03/21/25, (1-day SOFR + 0.910%)(a)(b)(c)	13,634	13,708,552
New York Life Global Funding
5.68%, 01/14/25, (1-day SOFR + 0.330%)(a)(b)(c)	13,505	13,503,481
5.78%, 06/06/24, (1-day SOFR + 0.430%)(a)(b)(c)	13,015	13,015,369
5.83%, 06/09/26, (1-day SOFR + 0.480%)(b)(c)	15,410	15,373,767
5.93%, 01/16/26, (1-day SOFR + 0.580%)(b)(c)	20,300	20,348,461
5.96%, 04/21/25, (1-day SOFR + 0.610%)(b)(c)	19,250	19,312,938
6.01%, 05/02/25, (1-day SOFR + 0.650%)(b)(c)	23,475	23,545,000
6.02%, 04/02/27, (1-day SOFR +0.670%)(a)(b)(c)	10,900	10,901,379
6.05%, 06/13/25, (1-day SOFR + 0.700%)(b)(c)	23,125	23,216,109
6.29%, 04/02/26, (1-day SOFR + 0.930%)(b)(c)	10,470	10,571,772
Northwestern Mutual Global Funding, 6.05%, 06/13/25, (1-day SOFR + 0.700%)(b)(c)	20,350	20,425,959
Pacific Life Global Funding II
5.76%, 01/27/25, (1-day SOFR + 0.400%)(a)(b)(c)	4,690	4,693,728
5.95%, 03/27/26, (1-day SOFR +0.600%)(a)(b)(c)	10,835	10,831,536
5.97%, 06/04/26, (1-day SOFR + 0.620%)(a)(b)(c)	14,235	14,207,830
6.15%, 12/06/24, (1-day SOFR + 0.800%)(b)(c)	8,443	8,462,947
6.16%, 03/30/25, (1-day SOFR+ 0.800%)(a)(b)(c)	14,425	14,474,541
6.20%, 02/05/27, (1-day SOFR + 0.850%)(a)(b)(c)	20,000	20,029,720
6.21%, 06/16/25, (1-day SOFR + 0.860%)(b)(c)	14,644	14,717,013
6.41%, 07/28/26, (1-day SOFR + 1.050%)(b)(c)	23,677	23,823,869
Principal Life Global Funding II
5.73%, 08/23/24, (1-day SOFR + 0.380%)(b)(c)	7,456	7,453,484
6.25%, 08/28/25, (1-day SOFR + 0.900%)(b)(c)	21,213	21,309,064
Protective Life Global Funding
6.05%, 04/10/26, (1-day SOFR + 0.700%)(a)(b)(c)	9,845	9,863,950
6.34%, 03/28/25, (1-day SOFR + 0.980%)(b)(c)	16,220	16,303,058
6.40%, 12/11/24, (1-day SOFR + 1.050%)(b)(c)	19,615	19,676,019
		616,338,901
Machinery — 3.3%
Caterpillar Financial Services Corp.
5.59%, 05/17/24, (1-day SOFR + 0.245%)(a)(b)	14,025	14,024,217
5.62%, 09/13/24, (1-day SOFR + 0.270%)(a)(b)	28,171	28,164,704
Security	Par (000)	Value
Machinery (continued)
5.80%, 08/11/25, (1-day SOFR + 0.455%)(a)(b)	$15,282	$15,329,572
5.81%, 02/27/26, (1-day SOFR + 0.460%)(a)(b)	23,000	23,040,459
5.87%, 06/13/25, (1-day SOFR + 0.520%)(a)(b)	10,963	11,000,931
John Deere Capital Corp.
5.55%, 10/11/24, (1-day SOFR + 0.200%)(b)	23,394	23,391,952
5.79%, 03/06/26, (1-day SOFR + 0.440%)(b)	10,600	10,606,838
5.83%, 10/22/25, (1-day SOFR + 0.480%)(a)(b)	24,825	24,879,529
5.86%, 07/03/25, (1-day SOFR + 0.500%)(a)(b)	19,129	19,168,508
5.91%, 03/07/25, (1-day SOFR + 0.560%)(a)(b)	11,893	11,928,601
5.92%, 03/03/26, (1-day SOFR + 0.570%)(a)(b)	18,255	18,330,273
5.95%, 04/19/27, (1-day SOFR + 0.600%)(b)	20,000	20,052,603
6.14%, 06/08/26, (1-day SOFR + 0.790%)(b)	20,520	20,674,107
		240,592,294
Mining — 0.1%
Glencore Funding LLC, 6.41%, 04/04/27, (1-day SOFR Index + 1.060%)(a)(b)(c)	10,500	10,500,864
Multi-National — 4.1%
European Investment Bank, 6.35%, 05/21/28, (1-day SOFR + 1.000%)(b)(c)	30,200	30,976,341
Inter-American Development Bank
5.62%, 03/20/28, (1-day SOFR + 0.270%)(a)(b)	57,800	57,641,865
5.70%, 10/05/28, (1-day SOFR + 0.350%)(a)(b)	44,500	44,494,198
International Bank for Reconstruction & Development
5.65%, 01/24/29, (1-day SOFR + 0.300%)(b)	61,000	60,806,077
5.72%, 01/12/27, (1-day SOFR + 0.370%)(b)	105,425	105,800,074
		299,718,555
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., 5.84%, 02/20/26, (1-day SOFR + 0.490%)(b)	17,000	17,045,665
Pipelines — 0.1%
TransCanada PipeLines Ltd., 6.87%, 03/09/26 (Call 05/16/24), (1-day SOFR + 1.520%)(a)(b)	4,687	4,690,714
Real Estate Investment Trusts — 0.6%
Public Storage Operating Co.
5.95%, 07/25/25, (1-day SOFR + 0.600%)(b)	20,012	20,057,491
6.05%, 04/16/27, (1-day SOFR Index + 0.700%)(b)	25,100	25,175,167
		45,232,658
Savings & Loans — 0.2%
Nationwide Building Society, 6.64%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.290%)(a)(b)(c)	11,173	11,182,592
Semiconductors — 0.3%
Analog Devices Inc., 5.61%, 10/01/24, (1-day SOFR + 0.250%)(a)(b)	20,170	20,163,851
Telecommunications — 1.2%
AT&T Inc., 6.76%, 06/12/24, (3-mo. SOFR + 1.442%)(b)	54,079	54,134,517
Verizon Communications Inc.
6.14%, 03/20/26, (1-day SOFR + 0.790%)(b)	27,798	27,938,614
6.67%, 05/15/25 (Call 03/15/25), (3-mo. SOFR + 1.362%)(a)(b)	6,992	7,061,892
		89,135,023
Total Corporate Bonds & Notes — 78.8% (Cost: $5,750,071,558)		5,777,388,007
98
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Foreign Government Obligations(e)
Canada — 1.4%
CPPIB Capital Inc.
6.60%, 03/11/26, (1-day SOFR + 1.250%)(b)(c)	$22,150	$22,527,757
6.61%, 04/04/25, (1-day SOFR + 1.250%)(a)(b)(c)	50,200	50,665,147
PSP Capital Inc., 5.59%, 03/03/25, (1-day SOFR + 0.240%)(a)(b)(c)	32,355	32,342,058
		105,534,962
Netherlands — 0.0%
BNG Bank NV, 6.35%, 08/05/26, (1-day SOFR + 1.000%)(a)(b)(c)	1,700	1,722,804
Norway — 0.9%
Kommunalbanken AS, 6.35%, 06/17/26, (1-day SOFR + 1.000%)(a)(b)(c)	61,370	62,182,179
South Korea — 0.0%
Korea Development Bank (The), 6.05%, 10/23/26, (1-day SOFR + 0.700%)(b)	200	200,724
Korea National Oil Corp., 6.43%, 11/14/26, (1-day SOFR + 1.080%)(b)(d)	200	202,014
		402,738
Supranational — 17.4%
Asian Development Bank
6.35%, 06/16/26, (1-day SOFR + 1.000%)(a)(b)	62,885	63,880,449
6.35%, 08/27/26, (1-day SOFR + 1.000%)(a)(b)	39,485	40,158,973
6.35%, 04/06/27, (1-day SOFR + 1.000%)(a)(b)	41,458	42,273,599
Asian Infrastructure Investment Bank (The)
5.57%, 04/15/26, (1-day SOFR + 0.220%)(a)(b)(c)	2,500	2,495,582
5.97%, 08/16/27, (1-day SOFR + 0.620%)(a)(b)(c)	13,450	13,539,412
European Bank for Reconstruction & Development
5.54%, 04/14/26, (1-day SOFR + 0.190%)(b)	95,855	95,834,732
5.63%, 10/15/24, (1-day SOFR + 0.280%)(b)	54,195	54,229,705
5.65%, 02/16/29, (1-day SOFR Index + 0.300%)(b)	51,175	51,026,835
5.68%, 02/20/28, (1-day SOFR Index + 0.330%)(b)	23,250	23,260,683
European Investment Bank, 6.35%, 01/21/26, (1-day SOFR + 1.000%)(a)(b)(c)	56,600	57,377,005
Inter-American Development Bank
5.52%, 09/16/26, (1-day SOFR + 0.170%)(b)	81,452	81,345,425
5.55%, 02/10/26, (1-day SOFR + 0.200%)(a)(b)	58,804	58,792,145
5.60%, 02/04/25, (1-day SOFR + 0.250%)(b)	24,465	24,482,057
5.63%, 04/12/27, (1-day SOFR + 0.280%)(a)(b)	53,538	53,530,859
5.65%, 02/15/29, (1-day SOFR Index + 0.300%)(b)	36,279	36,164,766
5.71%, 10/04/27, (1-day SOFR + 0.350%)(b)	55,630	55,726,251
International Bank for Reconstruction & Development
5.53%, 06/15/26, (1-day SOFR + 0.180%)(b)	43,950	43,919,365
Security	Par (000)	Value
Supranational (continued)
5.64%, 11/22/28, (1-day SOFR Index + 0.290%)(a)(b)	$50,750	$50,602,545
5.65%, 08/06/24, (1-day SOFR + 0.300%)(b)	45,113	45,135,290
5.66%, 09/18/25, (1-day SOFR + 0.310%)(a)(b)	81,630	81,780,198
5.66%, 09/23/26, (1-day SOFR + 0.310%)(a)(b)	85,800	85,967,336
5.74%, 06/17/24, (1-day SOFR + 0.390%)(b)	27,645	27,655,593
5.78%, 08/19/27, (1-day SOFR + 0.430%)(b)	108,893	109,400,422
International Finance Corp., 5.63%, 03/16/26, (1-day SOFR + 0.280%)(b)	32,555	32,587,032
Nordic Investment Bank, 6.35%, 05/12/26, (1-day SOFR + 1.000%)(b)	43,680	44,332,944
		1,275,499,203
Sweden — 0.7%
Svensk Exportkredit AB, 6.35%, 08/03/26, (1-day SOFR + 1.000%)(a)(b)	49,170	49,856,624
Total Foreign Government Obligations — 20.4% (Cost: $1,495,132,860)		1,495,198,510
Total Long-Term Investments — 99.2% (Cost: $7,245,204,418)		7,272,586,517
	Shares
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	369,777,336	369,888,269
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	37,000,000	37,000,000
Total Short-Term Securities — 5.6% (Cost: $406,807,013)		406,888,269
Total Investments — 104.8% (Cost: $7,652,011,431)		7,679,474,786
Liabilities in Excess of Other Assets — (4.8)%		(350,056,248)
Net Assets — 100.0%		$7,329,418,538

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
99

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Floating Rate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$266,715,316	$103,208,822 (a)	$—	$(10,914)	$(24,955)	$369,888,269	369,777,336	$635,284 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	111,310,000	—	(74,310,000)(a)	—	—	37,000,000	37,000,000	1,119,703	—
				$(10,914)	$(24,955)	$406,888,269		$1,754,987	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,777,388,007	$—	$5,777,388,007
Foreign Government Obligations	—	1,495,198,510	—	1,495,198,510
Short-Term Securities
Money Market Funds	406,888,269	—	—	406,888,269
	$406,888,269	$7,272,586,517	$—	$7,679,474,786
See notes to financial statements.
100
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.9%
MTR Corp. CI Ltd., 2.50%, 11/02/26(a)	$1,100	$1,030,403
Norinchukin Bank (The), 1.28%, 09/22/26(b)(c)	780	704,035
Principal Life Global Funding II, 1.25%, 08/16/26(b)	935	845,788
WP Carey Inc., 2.45%, 02/01/32 (Call 11/01/31)	506	395,552
		2,975,778
Brazil — 0.6%
Suzano Austria GmbH, 5.75%, 07/14/26(a)	830	824,904
Suzano International Finance BV, 5.50%, 01/17/27	1,077	1,066,206
		1,891,110
Canada — 1.9%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51 (Call 11/13/50)(b)(c)	540	375,398
Bank of the Philippine Islands, 2.50%, 09/10/24(a)	200	197,009
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	652	515,081
Brookfield Finance Inc., 2.72%, 04/15/31 (Call 01/15/31)	1,070	890,486
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	785	734,596
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	1,135	1,013,052
Royal Bank of Canada, 1.15%, 07/14/26	1,120	1,021,315
Southern Power Co., 0.90%, 01/15/26 (Call 12/15/25)	595	548,972
Toronto-Dominion Bank (The)
1.25%, 12/13/24	855	832,603
5.26%, 12/11/26	530	527,746
		6,656,258
Chile — 0.4%
Colbun SA, 3.15%, 01/19/32 (Call 10/19/31)(a)	940	774,317
Inversiones CMPC SA, 4.38%, 04/04/27(a)(c)	730	697,651
		1,471,968
China — 6.6%
Agricultural Bank of China Ltd./Hong Kong, 2.00%, 03/01/25(a)	200	194,092
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(a)	400	372,740
2.00%, 01/18/27(a)	600	550,561
Amipeace Ltd., 1.75%, 11/09/26(a)	700	640,306
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(c)	1,055	855,656
Bank of China Ltd./Johannesburg, 1.88%, 02/16/25(a)	400	388,252
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(a)	800	739,420
Bank of China Ltd./Paris, 4.75%, 11/23/25(a)	600	591,754
Bank of China Ltd./Singapore, 3.25%, 04/28/25(a)	700	683,847
Bank of China Ltd./Sydney, 0.75%, 09/29/24(a)	200	195,762
CGNPC International Ltd., 2.75%, 07/02/24(a)	1,400	1,392,537
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(a)	1,400	1,325,739
5.00%, 11/30/26(a)	800	792,698
China Construction Bank Corp./London, 3.13%, 05/17/25(a)	1,400	1,363,691
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(a)	800	752,556
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(a)	1,000	908,197
China Merchants Bank Co. Ltd./Sydney, 2.00%, 03/02/25(a)	400	387,964
Coastal Emerald Ltd., 4.10%, 06/15/25(a)	600	588,408
Greentown China Holdings Ltd., 2.30%, 01/27/25(a)	400	382,266
Security	Par (000)	Value
China (continued)
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(a)	$1,800	$1,642,686
2.95%, 06/01/25(a)	1,700	1,651,552
5.38%, 10/25/26(a)	200	199,718
Industrial & Commercial Bank of China Ltd./Singapore, 1.00%, 10/28/24(a)	1,400	1,367,232
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(a)	1,000	994,521
3.25%, 05/18/25(a)	1,000	975,815
Lenovo Group Ltd., 6.54%, 07/27/32 (Call 04/27/32)(a)	830	855,900
Shanhai Hong Kong International Investments Ltd., 5.00%, 06/16/25(a)	200	190,138
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(a)	800	789,572
Xiaomi Best Time International Ltd., 4.10%, 07/14/51 (Call 01/14/51)(a)	655	450,279
Xingcheng Bvi Ltd., 2.38%, 10/08/26(a)	600	546,319
		22,770,178
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33 (Call 06/14/33)(b)	1,170	1,169,081
France — 1.0%
BNP Paribas SA, 1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(b)(d)	1,515	1,389,270
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	2,240	2,177,576
		3,566,846
Germany — 3.9%
Deutsche Bank AG/New York, 1.69%, 03/19/26	1,345	1,252,532
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	3,067	2,393,206
1.00%, 10/01/26	3,409	3,102,076
1.75%, 09/14/29	2,980	2,554,604
4.38%, 02/28/34(c)	3,100	2,993,700
Landesbank Baden-Wuerttemberg, 2.00%, 02/24/25(a)	1,200	1,164,214
		13,460,332
Hong Kong — 1.7%
CMB International Leasing Management Ltd.
1.25%, 09/16/24 (Call 08/16/24)(a)	400	392,815
1.75%, 09/16/26 (Call 08/16/26)(a)	600	546,274
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31 (Call 04/15/31)(a)	900	714,084
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(a)	1,100	1,013,117
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(a)	900	847,949
MTR Corp. Ltd., 1.63%, 08/19/30(a)	1,800	1,461,563
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	900	836,332
		5,812,134
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28 (Call 03/09/28)(a)	1,100	1,131,300
India — 1.1%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(a)(c)	890	764,759
3.84%, 12/13/27(a)	400	374,323
Power Finance Corp. Ltd., 3.75%, 12/06/27(a)	700	652,240
Schedule of Investments
101

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
REC Ltd.
3.88%, 07/07/27(a)	$700	$657,895
5.63%, 04/11/28(a)	1,200	1,189,134
		3,638,351
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28 (Call 03/27/28)(a)	630	618,206
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(a)	1,200	1,070,091
		1,688,297
Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(b)(d)	1,475	1,478,412
Japan — 4.1%
Aozora Bank Ltd.
5.90%, 03/02/26(a)	400	393,466
5.90%, 09/08/26(a)	500	487,738
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(a)	700	647,846
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(c)	1,455	1,415,673
2.53%, 03/10/27 (Call 02/10/27)(c)	1,559	1,447,649
2.97%, 03/10/32 (Call 12/10/31)	1,180	1,014,383
Marubeni Corp., 1.58%, 09/17/26 (Call 08/17/26)(a)	900	817,635
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32 (Call 10/21/31)(b)	575	467,246
Mizuho Financial Group Inc.
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(d)	665	593,336
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(d)	2,200	2,206,362
Norinchukin Bank (The)
4.87%, 09/14/27(b)(c)	775	757,089
5.43%, 03/09/28(b)(c)	960	955,703
Sumitomo Mitsui Financial Group Inc., 2.47%, 01/14/29	715	626,347
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(b)	795	737,556
2.80%, 03/10/27(b)(c)	730	677,490
5.50%, 03/09/28(b)(c)	790	790,551
		14,036,070
Netherlands — 2.7%
ABN AMRO Bank NV, 2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(b)(d)	1,585	1,367,351
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(b)(d)	1,590	1,487,146
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(b)(d)	1,375	1,263,210
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(b)(d)	1,485	1,409,304
4.63%, 01/06/26(b)	1,910	1,878,555
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	2,030	1,927,293
		9,332,859
Portugal — 0.3%
EDP Finance BV, 1.71%, 01/24/28(b)	1,300	1,134,428
Security	Par (000)	Value
Qatar — 0.3%
QNB Finance Ltd., 1.63%, 09/22/25(a)	$1,000	$944,580
Saudi Arabia — 4.5%
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(a)	2,700	2,577,932
4.88%, 02/14/35 (Call 11/14/34)(a)	3,000	2,760,829
5.00%, 10/13/27 (Call 09/13/27)(a)	2,000	1,965,267
5.13%, 02/14/53 (Call 08/14/52)(a)	2,500	2,055,009
5.25%, 10/13/32 (Call 07/13/32)(a)	1,900	1,855,701
5.38%, 10/13/2122 (Call 04/13/22)(a)	800	652,603
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(a)	1,200	1,134,258
2.41%, 09/17/30(a)	1,100	919,609
Saudi Electricity Sukuk Programme Co., 4.63%, 04/11/33(a)	1,850	1,756,313
		15,677,521
Singapore — 0.2%
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(a)	800	778,630
South Korea — 4.1%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(a)	400	398,397
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(a)	600	587,482
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	1,100	1,014,937
2.50%, 01/24/27(a)	250	229,301
Kia Corp.
1.75%, 10/16/26(a)	150	136,359
2.38%, 02/14/25(a)	550	535,073
2.75%, 02/14/27(a)	730	674,781
Korea Development Bank (The), 0.75%, 01/25/25(c)	1,750	1,689,617
Korea Electric Power Corp., 2.50%, 06/24/24(a)	1,455	1,447,585
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(d)	725	717,628
LG Chem Ltd.
3.25%, 10/15/24(a)	750	740,717
3.63%, 04/15/29(a)	695	633,527
LG Energy Solution Ltd.
5.63%, 09/25/26(a)	600	596,484
5.75%, 09/25/28(a)	900	898,561
Mirae Asset Securities Co. Ltd., 1.38%, 07/07/24(a)	700	693,438
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(a)(c)	750	673,204
SK Battery America Inc., 2.13%, 01/26/26(a)	1,200	1,107,954
SK On Co. Ltd., 5.38%, 05/11/26(a)	1,400	1,390,560
		14,165,605
Supranational — 0.5%
New Development Bank (The), 5.13%, 04/26/26(a)	1,900	1,872,595
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(b)(c)	1,540	1,398,840
United Arab Emirates — 4.5%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(a)	700	677,041
5.50%, 01/12/29(a)	1,100	1,098,442
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(a)	1,550	1,468,522
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	900	908,982
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(a)	700	665,476
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(a)	800	792,957
102
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
DP World Crescent Ltd., 5.50%, 09/13/33 (Call 06/13/33)(a)	$2,200	$2,152,706
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	1,100	1,120,462
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(a)	1,000	979,746
5.13%, 10/13/27(a)	1,175	1,165,258
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	600	548,534
4.64%, 05/14/29(a)	1,400	1,342,361
5.00%, 06/01/33(a)	600	572,894
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/33(a)	1,200	1,143,488
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	949	747,746
		15,384,615
United States — 35.6%
AES Andes SA, 6.30%, 03/15/29 (Call 02/15/29)(a)	750	738,931
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,250	1,157,950
2.45%, 01/15/31 (Call 10/15/30)	1,510	1,215,222
5.45%, 06/01/28 (Call 05/01/28)	1,335	1,314,619
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	1,095	834,574
2.95%, 03/15/34 (Call 12/15/33)	1,405	1,108,597
3.80%, 04/15/26 (Call 02/15/26)	555	535,814
4.75%, 04/15/35 (Call 01/15/35)	780	709,553
American Homes 4 Rent LP, 5.50%, 02/01/34 (Call 11/01/33)	850	820,080
Apple Inc., 3.00%, 06/20/27 (Call 03/20/27)	1,530	1,439,008
Arizona Public Service Co., 2.65%, 09/15/50 (Call 03/15/50)(c)	680	382,035
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	985	849,629
2.05%, 01/15/32 (Call 10/15/31)(c)	780	623,515
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	925	909,320
3.20%, 04/15/25 (Call 03/15/25)	1,135	1,106,820
3.80%, 06/01/29 (Call 03/01/29)	1,170	1,069,239
Bank of America Corp., 2.46%, 10/22/25 (Call 10/22/24), (3-mo. SOFR + 1.132%)(c)(d)	2,815	2,768,983
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(c)	1,005	728,652
2.55%, 04/01/32 (Call 01/01/32)	1,500	1,148,205
3.40%, 06/21/29 (Call 03/21/29)	2,145	1,876,737
4.50%, 12/01/28 (Call 09/01/28)	655	610,823
6.50%, 01/15/34 (Call 10/15/33)(c)	1,085	1,084,434
6.75%, 12/01/27 (Call 11/01/27)	1,200	1,226,058
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61 (Call 12/15/60)(c)	1,145	769,167
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	880	792,206
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,520	1,158,110
Dominion Energy Inc., Series C, 2.25%, 08/15/31 (Call 05/15/31)	1,290	1,027,523
Dow Chemical Co. (The)
5.15%, 02/15/34 (Call 11/15/33)	50	48,098
5.60%, 02/15/54 (Call 08/15/53)	50	47,233
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	954	732,113
Series A, 1.90%, 04/01/28 (Call 02/01/28)	889	784,823
Series A, 4.05%, 05/15/48 (Call 11/15/47)	782	607,303
Series B, 3.25%, 04/01/51 (Call 10/01/50)	673	442,579
Series B, 3.65%, 03/01/52 (Call 09/01/51)	600	425,795
Security	Par (000)	Value
United States (continued)
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	$931	$881,787
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	1,015	879,057
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)(c)	920	847,437
5.10%, 03/15/34 (Call 12/15/33)	600	579,803
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,113	1,041,096
1.55%, 03/15/28 (Call 01/15/28)	972	833,974
2.50%, 05/15/31 (Call 02/15/31)	1,522	1,240,840
3.90%, 04/15/32 (Call 01/15/32)	1,755	1,549,927
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	737	584,112
4.15%, 12/01/28 (Call 09/01/28)	590	561,911
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	618	581,877
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	713	659,218
5.38%, 05/01/28 (Call 04/01/28)	510	503,026
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(d)	751	678,389
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	3,661	2,950,764
6.10%, 08/19/32 (Call 05/19/32)(c)	2,674	2,621,310
General Motors Co.
5.40%, 10/15/29 (Call 08/15/29)	1,028	1,011,077
5.60%, 10/15/32 (Call 07/15/32)(c)	2,160	2,121,803
Georgia Power Co., 3.25%, 04/01/26 (Call 01/01/26)	572	547,958
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	770	690,157
2.13%, 12/01/28 (Call 10/01/28)(c)	695	601,779
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	615	536,774
Series I, 3.50%, 09/15/30 (Call 06/15/30)	1,785	1,548,626
Series J, 2.90%, 12/15/31 (Call 09/15/31)	385	312,621
Hyundai Capital America, 5.80%, 06/26/25(b)	1,141	1,140,203
Interstate Power & Light Co.
3.50%, 09/30/49 (Call 03/30/49)	535	363,191
3.60%, 04/01/29 (Call 01/01/29)	647	595,129
4.10%, 09/26/28 (Call 06/26/28)	505	477,291
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24), (1-day SOFR + 0.490%)(d)	2,003	1,974,161
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(d)	3,035	3,069,449
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	945	891,580
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	1,810	1,269,955
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	400	292,109
2.65%, 11/15/33 (Call 08/15/33)	870	621,735
4.75%, 12/15/28 (Call 09/15/28)	625	587,779
Kimco Realty OP LLC, 2.70%, 10/01/30 (Call 07/01/30)	735	617,721
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	912	719,531
Massachusetts Institute of Technology, 3.96%, 07/01/38	621	546,420
Metropolitan Life Global Funding I, 0.95%, 07/02/25(b)	1,115	1,056,848
Schedule of Investments
103

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	$640	$373,705
3.10%, 05/01/27 (Call 02/01/27)	337	316,444
3.15%, 04/15/50 (Call 10/15/49)	1,008	655,695
3.65%, 04/15/29 (Call 01/15/29)	1,035	961,074
3.65%, 08/01/48 (Call 02/01/48)	940	683,710
3.95%, 08/01/47 (Call 02/01/47)	760	578,353
4.25%, 07/15/49 (Call 01/15/49)	1,440	1,156,417
5.30%, 02/01/55 (Call 08/01/54)	835	776,713
5.35%, 01/15/34 (Call 10/15/33)(c)	573	570,098
5.85%, 09/15/54 (Call 03/15/54)	1,485	1,494,068
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)(c)	607	479,763
New York State Electric & Gas Corp.
5.65%, 08/15/28 (Call 07/15/28)(b)	500	501,706
5.85%, 08/15/33 (Call 05/15/33)(b)	635	634,053
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28 (Call 04/15/28)	2,360	2,051,655
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	900	730,938
5.78%, 09/16/52 (Call 03/16/52)(b)	800	762,799
NiSource Inc., 5.00%, 06/15/52 (Call 12/15/51)	566	488,836
Norinchukin Bank (The), 2.08%, 09/22/31(b)	755	597,817
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	419	343,034
2.60%, 06/01/51 (Call 12/01/50)	1,025	589,535
2.90%, 03/01/50 (Call 09/01/49)	795	495,134
3.20%, 04/01/52 (Call 10/01/51)	727	473,381
4.50%, 06/01/52 (Call 12/01/51)	615	507,795
5.40%, 03/15/54 (Call 09/15/53)	1,060	1,004,829
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)(c)	482	310,286
3.25%, 05/15/29 (Call 02/15/29)	570	519,619
3.95%, 04/01/30 (Call 01/01/30)	632	582,681
4.95%, 09/15/52 (Call 03/15/52)	636	560,892
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)(c)	475	434,261
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	1,240	1,144,709
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	1,602	906,832
5.50%, 05/15/54 (Call 11/15/53)	1,806	1,615,190
Piedmont Operating Partnership LP, 3.15%, 08/15/30 (Call 05/15/30)	455	350,873
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	910	894,474
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(d)	1,925	1,896,617
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(c)	1,090	848,826
4.63%, 01/15/33 (Call 10/15/32)	1,030	966,133
Prudential Financial Inc., 1.50%, 03/10/26 (Call 02/10/26)	816	760,231
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	1,080	1,013,871
4.10%, 06/15/48 (Call 12/15/47)	550	412,570
5.75%, 05/15/54 (Call 11/15/53)	100	96,981
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	848	543,983
Series 36, 2.70%, 01/15/51 (Call 07/15/50)(c)	525	299,359
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31 (Call 05/15/31)	692	549,492
Series K, 3.15%, 08/15/51 (Call 02/15/51)	572	358,213
Security	Par (000)	Value
United States (continued)
Puget Sound Energy Inc., 5.45%, 06/01/53 (Call 12/01/52)	$257	$242,927
Rexford Industrial Realty LP, 2.15%, 09/01/31 (Call 06/01/31)(c)	630	492,742
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(c)	554	339,395
Solar Star Funding LLC, 5.38%, 06/30/35(b)(c)	1,116	1,061,257
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	745	728,085
Southwestern Electric Power Co., 3.25%, 11/01/51 (Call 05/01/51)(c)	1,000	627,360
Southwestern Public Service Co.
3.75%, 06/15/49 (Call 12/15/48)	455	316,864
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	915	571,108
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,127	952,570
Tucson Electric Power Co., 1.50%, 08/01/30 (Call 05/01/30)	465	371,436
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	532	392,914
3.10%, 11/01/34 (Call 08/01/34)	445	348,509
Union Electric Co., 2.63%, 03/15/51 (Call 09/15/50)	935	539,014
Union Pacific Corp., 4.95%, 09/09/52 (Call 03/09/52)	916	831,762
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	1,310	1,042,320
2.85%, 09/03/41 (Call 03/03/41)	1,545	1,054,509
3.88%, 02/08/29 (Call 11/08/28)	1,665	1,559,090
3.88%, 03/01/52 (Call 09/01/51)	1,530	1,128,224
5.05%, 05/09/33 (Call 02/09/33)	1,520	1,469,796
5.50%, 02/23/54 (Call 08/23/53)	1,550	1,473,874
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	850	789,477
3.85%, 06/15/32 (Call 03/15/32)	785	691,062
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)(c)	820	782,212
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	528	415,565
3.95%, 09/01/32 (Call 06/01/32)	855	766,224
4.95%, 04/01/33 (Call 01/01/33)	373	352,606
5.38%, 03/30/34 (Call 12/30/33)	350	340,640
Wisconsin Public Service Corp., 2.85%, 12/01/51 (Call 06/01/51)	718	431,969
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	595	526,775
2.25%, 01/30/31 (Call 10/30/30)	760	623,485
		123,239,589
Total Corporate Bonds & Notes — 76.8% (Cost: $283,268,531)		265,675,377
Foreign Government Obligations(e)
Canada — 0.5%
CDP Financial Inc., 1.00%, 05/26/26(b)	1,800	1,651,917
Chile — 1.2%
Chile Government International Bond
2.55%, 01/27/32 (Call 10/27/31)	2,265	1,850,429
3.50%, 01/25/50 (Call 07/25/49)(c)	3,485	2,390,017
		4,240,446
China — 0.4%
China Development Bank/Hong Kong, 0.63%, 09/09/24(a)	1,500	1,472,386
104
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Denmark — 0.1%
Kommunekredit, 5.13%, 11/01/27(a)	$200	$200,262
Hong Kong — 3.5%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	1,580	1,444,194
4.75%, 01/12/28 (Call 12/12/27)(b)(c)	1,280	1,262,481
Hong Kong Government International Bond
0.63%, 02/02/26(b)	835	773,552
1.38%, 02/02/31(b)	1,700	1,371,332
1.75%, 11/24/31(a)	1,400	1,131,384
2.38%, 02/02/51(b)	800	476,282
2.50%, 05/28/24(b)	400	399,030
4.00%, 06/07/28(b)	650	631,092
4.00%, 06/07/33(b)	1,250	1,179,278
4.38%, 01/11/26(b)	30	29,678
4.50%, 01/11/28(b)	1,210	1,197,527
4.63%, 01/11/33(b)	1,500	1,485,819
5.25%, 01/11/53(b)(c)	820	821,443
		12,203,092
Indonesia — 1.2%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(a)	1,180	827,707
3.90%, 08/20/24(a)	1,180	1,171,822
4.70%, 06/06/32(a)(c)	2,200	2,087,283
		4,086,812
Israel — 0.8%
Israel Government International Bond, 4.50%, 01/17/33(c)	2,985	2,669,146
Japan — 0.7%
Japan Bank for International Cooperation
1.63%, 01/20/27(c)	1,335	1,216,080
4.38%, 10/05/27	750	732,228
4.88%, 10/18/28	450	446,838
		2,395,146
Norway — 0.3%
Kommunalbanken AS
0.50%, 10/21/24(b)(c)	330	322,364
2.13%, 02/11/25(b)	630	613,698
		936,062
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(a)	1,040	1,004,872
Senegal — 2.2%
European Investment Bank
0.63%, 10/21/27	425	367,515
3.75%, 02/14/33(c)	7,910	7,335,805
		7,703,320
South Korea — 1.6%
Export-Import Bank of Korea
1.75%, 10/19/28 (Call 08/19/28)(a)	1,005	870,662
2.13%, 01/18/32(c)	1,680	1,347,789
Korea Development Bank (The), 0.40%, 06/19/24	450	446,865
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(a)	800	787,797
Korea International Bond, 2.00%, 06/19/24	2,125	2,114,645
		5,567,758
Supranational — 7.3%
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)(c)	1,140	1,036,175
Security	Par (000)	Value
Supranational (continued)
Asian Development Bank
1.75%, 08/14/26	$755	$701,996
2.13%, 03/19/25(c)	748	727,406
2.38%, 08/10/27(c)	849	784,123
3.13%, 09/26/28	1,270	1,184,655
European Bank for Reconstruction & Development, 1.50%, 02/13/25	1,430	1,387,324
European Investment Bank
0.75%, 09/23/30	1,741	1,359,326
1.63%, 10/09/29(c)	1,512	1,285,019
1.63%, 05/13/31(c)	3,800	3,098,746
2.13%, 04/13/26	4,150	3,923,234
2.38%, 05/24/27	2,460	2,284,807
2.50%, 10/15/24	870	858,440
2.88%, 06/13/25(b)	1,100	1,070,753
International Bank for Reconstruction & Development
2.13%, 03/03/25	820	798,319
3.13%, 11/20/25	2,905	2,814,845
International Finance Corp., 2.13%, 04/07/26	2,170	2,052,215
		25,367,383
Sweden — 0.5%
Kommuninvest I Sverige AB, 0.38%, 06/19/24(b)	1,900	1,886,961
Total Foreign Government Obligations — 20.6% (Cost: $76,639,109)		71,385,563
Municipal Debt Obligations
United States — 0.3%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	360	302,022
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114	500	425,791
University of Michigan RB, 3.50%, 04/01/52 (Call 10/01/51)(c)	500	369,278
Total Municipal Debt Obligations — 0.3% (Cost: $1,335,955)		1,097,091
Total Long-Term Investments — 97.7% (Cost: $361,243,595)		338,158,031
	Shares
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	24,346,601	24,353,905
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	6,030,000	6,030,000
Total Short-Term Securities — 8.8% (Cost: $30,375,865)		30,383,905
Total Investments — 106.5% (Cost: $391,619,460)		368,541,936
Liabilities in Excess of Other Assets — (6.5)%		(22,568,495)
Net Assets — 100.0%		$345,973,441
Schedule of Investments
105

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® USD Green Bond ETF

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,038,190	$320,401 (a)	$—	$(2,335)	$(2,351)	$24,353,905	24,346,601	$86,730 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,700,000	3,330,000 (a)	—	—	—	6,030,000	6,030,000	91,680	—
				$(2,335)	$(2,351)	$30,383,905		$178,410	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$25	$—	$—	$—	$25
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$265,675,377	$—	$265,675,377
Foreign Government Obligations	—	71,385,563	—	71,385,563
Municipal Debt Obligations	—	1,097,091	—	1,097,091
Short-Term Securities
Money Market Funds	30,383,905	—	—	30,383,905
	$30,383,905	$338,158,031	$—	$368,541,936
See notes to financial statements.
106
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,087,196,375	$1,007,218,131	$373,324,186	$1,827,507,098
Investments, at value—affiliated(c)	112,889,086	84,425,790	61,651,703	11,307,088
Cash	42,496	7,237	2,971	11,743
Foreign currency, at value(d)	—	—	19	—
Receivables:
Investments sold	10,713,337	200,455	8,510,376	20,699,224
Securities lending income—affiliated	16,317	17,660	17,046	4
Capital shares sold	7,147	—	467,854	—
Dividends— unaffiliated	—	—	—	44,825
Dividends—affiliated	53,743	33,166	4,760	56,890
Interest— unaffiliated	19,686,625	11,031,624	5,660,975	7,731,556
Total assets	2,230,605,126	1,102,934,063	449,639,890	1,867,358,428
LIABILITIES
Collateral on securities loaned, at value	89,601,930	71,840,838	61,322,751	7,033
Payables:
Investments purchased	30,524,592	7,982,429	8,667,753	9,627,011
Investment advisory fees	103,190	127,717	75,074	301,105
Total liabilities	120,229,712	79,950,984	70,065,578	9,935,149
Commitments and contingent liabilities
NET ASSETS	$2,110,375,414	$1,022,983,079	$379,574,312	$1,857,423,279
NET ASSETS CONSIST OF
Paid-in capital	$2,191,769,361	$1,171,231,401	$389,072,402	$2,174,274,239
Accumulated loss	(81,393,947)	(148,248,322)	(9,498,090)	(316,850,960)
NET ASSETS	$2,110,375,414	$1,022,983,079	$379,574,312	$1,857,423,279
NET ASSET VALUE
Shares outstanding	43,200,000	22,200,000	8,350,000	24,200,000
Net asset value	$48.85	$46.08	$45.46	$76.75
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,143,030,034	$1,128,246,417	$375,458,271	$2,020,175,560
(b) Securities loaned, at value	$86,701,823	$69,282,924	$58,693,707	$6,807
(c) Investments, at cost—affiliated	$112,831,670	$84,394,669	$61,638,418	$11,307,087
(d) Foreign currency, at cost	$—	$—	$18	$—
See notes to financial statements.
Financial Statements
107

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$7,272,586,517	$338,158,031
Investments, at value—affiliated(c)	406,888,269	30,383,905
Cash	209,497	8,373
Foreign currency, at value(d)	—	4,141
Receivables:
Investments sold	925	2,589,067
Securities lending income—affiliated	97,582	11,817
Capital shares sold	5,119,998	275,549
Dividends— affiliated	299,789	19,396
Interest—unaffiliated	55,253,540	2,900,561
From custodian	—	273,388
Total assets	7,740,456,117	374,624,228
LIABILITIES
Collateral on securities loaned, at value	369,729,252	24,343,595
Payables:
Investments purchased	40,410,492	4,250,416
Investment advisory fees	897,835	56,773
Variation margin on futures contracts	—	3
Total liabilities	411,037,579	28,650,787
Commitments and contingent liabilities
NET ASSETS	$7,329,418,538	$345,973,441
NET ASSETS CONSIST OF
Paid-in capital	$7,340,262,049	$393,356,642
Accumulated loss	(10,843,511)	(47,383,201)
NET ASSETS	$7,329,418,538	$345,973,441
NET ASSET VALUE
Shares outstanding	143,600,000	7,550,000
Net asset value	$51.04	$45.82
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$7,245,204,418	$361,243,595
(b) Securities loaned, at value	$360,595,958	$23,407,643
(c) Investments, at cost—affiliated	$406,807,013	$30,375,865
(d) Foreign currency, at cost	$—	$4,119
See notes to financial statements.
108
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
INVESTMENT INCOME
Dividends—unaffiliated	$—	$—	$—	$44,825
Dividends—affiliated	351,790	79,781	30,482	241,975
Interest—unaffiliated	37,942,970	21,162,624	10,489,389	18,917,388
Securities lending income—affiliated—net	148,294	132,444	96,272	642
Total investment income	38,443,054	21,374,849	10,616,143	19,204,830
EXPENSES
Investment advisory	651,718	776,559	401,326	1,622,221
Interest expense	757	—	—	—
Total expenses	652,475	776,559	401,326	1,622,221
Net investment income	37,790,579	20,598,290	10,214,817	17,582,609
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,679,948)	(5,893,000)	(2,371,413)	(25,728,612)
Investments—affiliated	13,102	(5,355)	(3,561)	114
In-kind redemptions—unaffiliated(a)	(5,676,582)	421,256	—	13,794,416
	(8,343,428)	(5,477,099)	(2,374,974)	(11,934,082)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	53,367,377	46,548,164	14,368,198	121,919,216
Investments—affiliated	(21,283)	(6,549)	(6,595)	(58)
	53,346,094	46,541,615	14,361,603	121,919,158
Net realized and unrealized gain	45,002,666	41,064,516	11,986,629	109,985,076
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$82,793,245	$61,662,806	$22,201,446	$127,567,685
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
109

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,119,703	$91,680
Interest—unaffiliated	222,010,183	6,735,882
Securities lending income—affiliated—net	635,284	86,730
Total investment income	223,765,170	6,914,292
EXPENSES
Investment advisory	5,481,967	333,431
Interest expense	—	8,419
Total expenses	5,481,967	341,850
Net investment income	218,283,203	6,572,442
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	606,588	(3,210,513)
Investments—affiliated	(10,914)	(2,335)
Futures contracts	—	25
In-kind redemptions—unaffiliated(a)	1,497,759	—
	2,093,433	(3,212,823)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	31,902,162	13,125,205
Investments—affiliated	(24,955)	(2,351)
Foreign currency translations	—	65
	31,877,207	13,122,919
Net realized and unrealized gain	33,970,640	9,910,096
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$252,253,843	$16,482,538
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
110
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$37,790,579	$76,466,320	$20,598,290	$29,714,607
Net realized loss	(8,343,428)	(44,419,001)	(5,477,099)	(24,863,080)
Net change in unrealized appreciation (depreciation)	53,346,094	90,176,483	46,541,615	1,813,320
Net increase in net assets resulting from operations	82,793,245	122,223,802	61,662,806	6,664,847
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(37,675,335)(b)	(77,300,294)	(20,168,839)(b)	(28,936,173)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(171,208,873)	(801,263,483)	59,751,589	170,090,302
NET ASSETS
Total increase (decrease) in net assets	(126,090,963)	(756,339,975)	101,245,556	147,818,976
Beginning of period	2,236,466,377	2,992,806,352	921,737,523	773,918,547
End of period	$2,110,375,414	$2,236,466,377	$1,022,983,079	$921,737,523

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
111

Statements of Changes in Net Assets(continued)

	iShares BB Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,214,817	$17,489,362	$17,582,609	$22,610,900
Net realized loss	(2,374,974)	(29,337)	(11,934,082)	(64,169,747)
Net change in unrealized appreciation (depreciation)	14,361,603	463,257	121,919,158	70,996,244
Net increase in net assets resulting from operations	22,201,446	17,923,282	127,567,685	29,437,397
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,569,189)(b)	(17,628,446)	(21,186,042)(b)	(27,564,389)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	103,215,481	(66,369,031)	425,110,284	(511,786,645)
NET ASSETS
Total increase (decrease) in net assets	115,847,738	(66,074,195)	531,491,927	(509,913,637)
Beginning of period	263,726,574	329,800,769	1,325,931,352	1,835,844,989
End of period	$379,574,312	$263,726,574	$1,857,423,279	$1,325,931,352

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
112
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares Floating Rate Bond ETF		iShares USD Green Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$218,283,203	$412,767,037	$6,572,442	$10,797,751
Net realized gain (loss)	2,093,433	(4,442,346)	(3,212,823)	(5,948,490)
Net change in unrealized appreciation (depreciation)	31,877,207	77,638,886	13,122,919	1,549,016
Net increase in net assets resulting from operations	252,253,843	485,963,577	16,482,538	6,398,277
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(220,234,439)(b)	(412,010,948)	(6,444,603)(b)	(10,668,908)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(278,533,226)	(1,675,535,432)	20,983,215	39,376,930
NET ASSETS
Total increase (decrease) in net assets	(246,513,822)	(1,601,582,803)	31,021,150	35,106,299
Beginning of period	7,575,932,360	9,177,515,163	314,952,291	279,845,992
End of period	$7,329,418,538	$7,575,932,360	$345,973,441	$314,952,291

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
113

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$47.89	$47.24	$51.36	$52.01	$51.17	$49.43
Net investment income(a)	0.85	1.37	0.86	0.80	1.27	1.48
Net realized and unrealized gain (loss)(b)	0.95	0.66	(4.09)	(0.57)	0.90	1.71
Net increase (decrease) from investment operations	1.80	2.03	(3.23)	0.23	2.17	3.19
Distributions(c)
From net investment income	(0.84)(d)	(1.38)	(0.82)	(0.87)	(1.32)	(1.45)
From net realized gain	—	—	(0.07)	(0.01)	(0.01)	—
Total distributions	(0.84)	(1.38)	(0.89)	(0.88)	(1.33)	(1.45)
Net asset value, end of period	$48.85	$47.89	$47.24	$51.36	$52.01	$51.17
Total Return
Based on net asset value	3.77%(e)	4.32%	(6.35)%	0.44%	4.31%	6.55%
Ratios to Average Net Assets(f)
Total expenses	0.06%(g)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	3.48%(g)	2.85%	1.74%	1.54%	2.48%	2.95%
Supplemental Data
Net assets, end of period (000)	$2,110,375	$2,236,466	$2,992,806	$2,521,896	$2,062,138	$1,934,285
Portfolio turnover rate(h)	11%	23%	20%	23%	29%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
114
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$44.10	$44.74	$56.49	$57.46	$54.85	$49.57
Net investment income(a)	0.93	1.60	1.20	1.10	1.35	1.68
Net realized and unrealized gain (loss)(b)	1.97	(0.69)	(11.75)	(0.91)	2.68	5.25
Net increase (decrease) from investment operations	2.90	0.91	(10.55)	0.19	4.03	6.93
Distributions(c)
From net investment income	(0.92)(d)	(1.55)	(1.20)	(1.13)	(1.42)	(1.65)
From net realized gain	—	—	—	(0.03)	—	—
Total distributions	(0.92)	(1.55)	(1.20)	(1.16)	(1.42)	(1.65)
Net asset value, end of period	$46.08	$44.10	$44.74	$56.49	$57.46	$54.85
Total Return(e)
Based on net asset value	6.54%(f)	1.92%	(18.93)%	0.34%	7.44%	14.22%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	3.98%(h)	3.43%	2.35%	1.93%	2.37%	3.19%
Supplemental Data
Net assets, end of period (000)	$1,022,983	$921,738	$773,919	$1,186,345	$1,485,423	$419,610
Portfolio turnover rate(i)	9%	16%	14%	17%	16%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
115

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 10/06/20(a) to 10/31/20
Net asset value, beginning of period	$43.23	$43.97	$52.01	$49.76	$50.00
Net investment income(b)	1.44	2.78	2.28	1.89	0.12
Net realized and unrealized gain (loss)(c)	2.15	(0.69)	(8.04)	2.25	(0.36)
Net increase (decrease) from investment operations	3.59	2.09	(5.76)	4.14	(0.24)
Distributions(d)
From net investment income	(1.36)(e)	(2.83)	(2.12)	(1.89)	—
From net realized gain	—	—	(0.16)	—	—
Total distributions	(1.36)	(2.83)	(2.28)	(1.89)	—
Net asset value, end of period	$45.46	$43.23	$43.97	$52.01	$49.76
Total Return(f)
Based on net asset value	8.35%(g)	4.75%	(11.30)%	8.39%	(0.48)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.25%	0.25%	0.25%	0.25%(i)
Total expenses after fees waived	0.25%(i)	0.15%	0.15%	0.15%	0.15%(i)
Net investment income	6.36%(i)	6.25%	4.92%	3.64%	3.36%(i)
Supplemental Data
Net assets, end of period (000)	$379,574	$263,727	$329,801	$93,611	$72,151
Portfolio turnover rate(j)	19%	22%	21%	32%	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
116
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$71.10	$70.75	$102.26	$80.71	$59.07	$55.86
Net investment income(a)	0.83	1.17	1.13	0.75	0.86	0.96
Net realized and unrealized gain (loss)(b)	5.85	0.51	(25.49)	24.52	21.90	4.74
Net increase (decrease) from investment operations	6.68	1.68	(24.36)	25.27	22.76	5.70
Distributions(c)
From net investment income	(1.03)(d)	(1.33)	(1.30)	(0.97)	(1.12)	(2.02)
From net realized gain	—	—	(5.85)	(2.75)	—	(0.47)
Total distributions	(1.03)	(1.33)	(7.15)	(3.72)	(1.12)	(2.49)
Net asset value, end of period	$76.75	$71.10	$70.75	$102.26	$80.71	$59.07
Total Return(e)
Based on net asset value	9.41%(f)	2.35%	(25.08)%	31.91%	39.02%	10.55%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.17%(h)	1.61%	1.45%	0.75%	1.24%	1.66%
Supplemental Data
Net assets, end of period (000)	$1,857,423	$1,325,931	$1,835,845	$1,907,198	$851,507	$404,627
Portfolio turnover rate(i)	12%	22%	17%	46%	33%	24%
(a) Based on average shares outstanding.
(b) The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
117

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$50.81	$50.32	$50.74	$50.70	$50.98	$50.93
Net investment income(a)	1.51	2.68	0.73	0.22	0.83	1.44
Net realized and unrealized gain (loss)(b)	0.23	0.48	(0.63)	0.05	(0.24)	0.08
Net increase from investment operations	1.74	3.16	0.10	0.27	0.59	1.52
Distributions from net investment income(c)	(1.51)(d)	(2.67)	(0.52)	(0.23)	(0.87)	(1.47)
Net asset value, end of period	$51.04	$50.81	$50.32	$50.74	$50.70	$50.98
Total Return(e)
Based on net asset value	3.49%(f)	6.47%	0.21%	0.52%	1.19%	3.02%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.20%	0.20%	0.20%
Net investment income	5.97%(h)	5.30%	1.46%	0.43%	1.64%	2.84%
Supplemental Data
Net assets, end of period (000)	$7,329,419	$7,575,932	$9,177,515	$7,001,546	$5,592,224	$9,940,510
Portfolio turnover rate(i)	21%	37%	39%	38%	29%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
118
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares USD Green Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Period From 11/13/18(a) to 10/31/19
Net asset value, beginning of period	$44.36	$44.78	$54.46	$55.61	$55.00	$50.00
Net investment income(b)	0.91	1.63	1.06	0.30	0.49	0.77
Net realized and unrealized gain (loss)(c)	1.44	(0.44)	(9.49)	(1.29)	2.10	5.19
Net increase (decrease) from investment operations	2.35	1.19	(8.43)	(0.99)	2.59	5.96
Distributions(d)
From net investment income(d)	(0.89)(e)	(1.61)	(1.25)	(0.16)	(1.64)	(0.96)
From net realized gain	—	—	—	—	(0.34)	—
Total distributions	(0.89)	(1.61)	(1.25)	(0.16)	(1.98)	(0.96)
Net asset value, end of period	$45.82	$44.36	$44.78	$54.46	$55.61	$55.00
Total Return(f)
Based on net asset value	5.31%(g)	2.59%	(15.69)%	(1.82)%	4.89%(h)	11.99%(g)
Ratios to Average Net Assets(i)
Total expenses	0.21%(j)	0.20%	0.21%	0.25%	0.25%	0.25%(j)
Total expenses after fees waived	0.21%(j)	0.16%	0.12%	0.20%	0.20%	0.20%(j)
Net investment income	3.94%(j)	3.53%	2.13%	0.55%	0.90%	1.51%(j)
Supplemental Data
Net assets, end of period (000)	$345,973	$314,952	$279,846	$236,907	$133,471	$33,001
Portfolio turnover rate(k)	12%	20%	94%	24%	16%	21%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
119

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified
USD Green Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Certain Funds' books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Certain Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
120
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
121

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$10,215,178	$(10,215,178)	$—	$—
BMO Capital Markets Corp.	2,982,968	(2,982,968)	—	—
BNP Paribas SA	11,847,775	(11,847,775)	—	—
BofA Securities, Inc.	9,651,836	(9,651,836)	—	—
Citigroup Global Markets, Inc.	2,310,603	(2,310,603)	—	—
Deutsche Bank Securities, Inc.	2,553,535	(2,553,535)	—	—
Goldman Sachs & Co. LLC	9,056,671	(9,056,671)	—	—
HSBC Securities (USA), Inc.	1,341,064	(1,341,064)	—	—
J.P. Morgan Securities LLC	10,129,874	(10,129,874)	—	—
Jefferies LLC	206,608	(206,608)	—	—
Morgan Stanley	11,548,443	(11,548,443)	—	—
Nomura Securities International, Inc.	204,859	(204,859)	—	—
Pershing LLC	3,027,186	(3,027,186)	—	—
RBC Capital Markets LLC	4,457,939	(4,457,939)	—	—
Scotia Capital (USA), Inc.	1,838,759	(1,838,759)	—	—
State Street Bank & Trust Co.	890,296	(890,296)	—	—
Toronto-Dominion Bank	426,090	(426,090)	—	—
UBS Securities LLC	345,967	(345,967)	—	—
Wells Fargo Securities LLC	3,666,172	(3,666,172)	—	—
	$86,701,823	$(86,701,823)	$—	$—
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Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Aaa - A Rated Corporate Bond
Barclays Bank PLC	$10,342,995	$(10,342,995)	$—	$—
Barclays Capital, Inc.	1,528,609	(1,528,609)	—	—
BMO Capital Markets Corp.	826,028	(826,028)	—	—
BNP Paribas SA	14,791,690	(14,791,690)	—	—
BofA Securities, Inc.	3,236,747	(3,236,747)	—	—
Citigroup Global Markets, Inc.	2,406,653	(2,406,653)	—	—
Deutsche Bank Securities, Inc.	1,152,259	(1,152,259)	—	—
Goldman Sachs & Co. LLC	3,513,775	(3,513,775)	—	—
HSBC Securities (USA), Inc.	945,222	(945,222)	—	—
J.P. Morgan Securities LLC	8,236,396	(8,236,396)	—	—
Jefferies LLC	409,359	(409,359)	—	—
Morgan Stanley	5,197,245	(5,197,245)	—	—
Nomura Securities International, Inc.	383,733	(383,733)	—	—
Pershing LLC	3,281,880	(3,281,880)	—	—
RBC Capital Markets LLC	3,981,203	(3,981,203)	—	—
Scotia Capital (USA), Inc.	1,933,605	(1,933,605)	—	—
State Street Bank & Trust Co.	1,666,567	(1,666,567)	—	—
Toronto-Dominion Bank	1,284,995	(1,284,995)	—	—
UBS AG	1,021,335	(1,021,335)	—	—
UBS Securities LLC	902,902	(902,902)	—	—
Wells Fargo Bank N.A.	111,028	(111,028)	—	—
Wells Fargo Securities LLC	2,128,698	(2,128,698)	—	—
	$69,282,924	$(69,282,924)	$—	$—
BB Rated Corporate Bond
Barclays Bank PLC	$4,726,026	$(4,726,026)	$—	$—
Barclays Capital, Inc.	318,145	(318,145)	—	—
BMO Capital Markets Corp.	428,026	(428,026)	—	—
BNP Paribas SA	23,825,160	(23,825,160)	—	—
BofA Securities, Inc.	1,846,189	(1,846,189)	—	—
Citadel Clearing LLC	358,015	(358,015)	—	—
Citigroup Global Markets, Inc.	139,747	(139,747)	—	—
J.P. Morgan Securities LLC	4,645,136	(4,645,136)	—	—
Jefferies LLC	2,185,209	(2,185,209)	—	—
Nomura Securities International, Inc.	965,309	(965,309)	—	—
Pershing LLC	963,330	(963,330)	—	—
RBC Capital Markets LLC	4,174,953	(4,174,953)	—	—
Scotia Capital (USA), Inc.	3,240,275	(3,240,275)	—	—
State Street Bank & Trust Co.	9,525,333	(9,525,333)	—	—
TD Securities (USA) LLC	300,169	(300,169)	—	—
Toronto-Dominion Bank	574,707	(574,707)	—	—
UBS Securities LLC	477,978	(477,978)	—	—
	$58,693,707	$(58,693,707)	$—	$—
Convertible Bond
BofA Securities, Inc.	$6,609	$(6,609)	$—	$—
HSBC Bank PLC	198	(198)	—	—
	$6,807	$(6,807)	$—	$—
Notes to Financial Statements
123

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Floating Rate Bond
Barclays Bank PLC	$39,196,514	$(39,196,514)	$—	$—
Barclays Capital, Inc.	2,508,370	(2,508,370)	—	—
BMO Capital Markets Corp.	15,558,836	(15,558,836)	—	—
BNP Paribas SA	11,229,638	(11,229,638)	—	—
BofA Securities, Inc.	8,853,736	(8,853,736)	—	—
Citigroup Global Markets, Inc.	23,298,691	(23,298,691)	—	—
Goldman Sachs & Co. LLC	21,629,310	(21,629,310)	—	—
HSBC Securities (USA), Inc.	3,517,395	(3,517,395)	—	—
J.P. Morgan Securities LLC	149,244,974	(149,244,974)	—	—
Jefferies LLC	299,470	(299,470)	—	—
Mizuho Securities USA LLC	3,423,427	(3,423,427)	—	—
Morgan Stanley	8,288,480	(8,288,480)	—	—
Nomura Securities International, Inc.	42,698,642	(42,698,642)	—	—
Pershing LLC	6,497,807	(6,497,807)	—	—
RBC Capital Markets LLC	3,393,620	(3,393,620)	—	—
Toronto-Dominion Bank	3,453,821	(3,453,821)	—	—
UBS AG	17,065,518	(17,065,518)	—	—
Wells Fargo Securities LLC	437,709	(437,709)	—	—
	$360,595,958	$(360,595,958)	$—	$—
USD Green Bond
Barclays Capital, Inc.	$558,902	$(558,902)	$—	$—
BMO Capital Markets Corp.	755,502	(755,502)	—	—
BofA Securities, Inc.	2,933,305	(2,933,305)	—	—
Citigroup Global Markets, Inc.	1,299,865	(1,299,865)	—	—
J.P. Morgan Securities LLC	3,943,631	(3,943,631)	—	—
Morgan Stanley	2,197,780	(2,197,780)	—	—
RBC Capital Markets LLC	1,211,764	(1,211,764)	—	—
Scotia Capital (USA), Inc.	1,137,966	(1,137,966)	—	—
State Street Bank & Trust Co.	131,332	(131,332)	—	—
Toronto-Dominion Bank	980,296	(980,296)	—	—
Wells Fargo Securities LLC	8,257,300	(8,257,300)	—	—
	$23,407,643	$(23,407,643)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
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Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year Investment Grade Corporate Bond	0.06%
Aaa - A Rated Corporate Bond	0.15
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15
USD Green Bond	0.20
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares USD Green Bond ETF. Effective March 4, 2022, the sub-advisory agreement between BFA and BlackRock (Singapore) Limited was terminated.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares Floating Rate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF and  iShares USD Green Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
125

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year Investment Grade Corporate Bond	$50,472
Aaa - A Rated Corporate Bond	44,128
BB Rated Corporate Bond	30,489
Convertible Bond	237
Floating Rate Bond	177,734
USD Green Bond	22,609
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$249,345,366	$246,018,217
Aaa - A Rated Corporate Bond	90,765,509	94,730,625
BB Rated Corporate Bond	63,023,201	62,693,517
Convertible Bond	203,365,621	198,659,950
Floating Rate Bond	1,689,174,775	1,532,776,565
USD Green Bond	41,675,390	38,420,489
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$242,064,745	$408,959,048
Aaa - A Rated Corporate Bond	160,638,943	101,990,493
BB Rated Corporate Bond	100,673,811	—
Convertible Bond	547,560,197	138,694,187
Floating Rate Bond	92,729,829	462,716,684
USD Green Bond	15,747,033	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
0-5 Year Investment Grade Corporate Bond	$(21,860,093)
Aaa - A Rated Corporate Bond	(24,722,908)
BB Rated Corporate Bond	(6,647,297)
Convertible Bond	(110,724,416)
Floating Rate Bond	(76,029,485)
USD Green Bond	(22,094,411)
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Notes to Financial Statements (unaudited) (continued)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$2,257,233,520	$3,671,553	$(60,819,612)	$(57,148,059)
Aaa - A Rated Corporate Bond	1,213,252,579	1,251,075	(122,859,733)	(121,608,658)
BB Rated Corporate Bond	437,350,185	2,877,946	(5,252,242)	(2,374,296)
Convertible Bond	2,036,494,133	72,849,998	(270,529,945)	(197,679,947)
Floating Rate Bond	7,652,605,766	28,646,887	(1,777,867)	26,869,020
USD Green Bond	391,802,018	627,511	(23,887,593)	(23,260,082)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
127

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
128
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	5,100,000	$249,083,981	9,750,000	$468,137,257
Shares redeemed	(8,600,000)	(420,292,854)	(26,400,000)	(1,269,400,740)
	(3,500,000)	$(171,208,873)	(16,650,000)	$(801,263,483)
Aaa - A Rated Corporate Bond
Shares sold	3,550,000	$165,532,025	7,650,000	$359,682,702
Shares redeemed	(2,250,000)	(105,780,436)	(4,050,000)	(189,592,400)
	1,300,000	$59,751,589	3,600,000	$170,090,302
BB Rated Corporate Bond
Shares sold	2,250,000	$103,215,481	2,650,000	$116,402,308
Shares redeemed	—	—	(4,050,000)	(182,771,339)
	2,250,000	$103,215,481	(1,400,000)	$(66,369,031)
Convertible Bond
Shares sold	7,350,000	$565,605,586	6,050,000	$451,742,482
Shares redeemed	(1,800,000)	(140,495,302)	(13,350,000)	(963,529,127)
	5,550,000	$425,110,284	(7,300,000)	$(511,786,645)
Floating Rate Bond
Shares sold	3,900,000	$197,485,112	16,000,000	$809,394,429
Shares redeemed	(9,400,000)	(476,018,338)	(49,300,000)	(2,484,929,861)
	(5,500,000)	$(278,533,226)	(33,300,000)	$(1,675,535,432)
USD Green Bond
Shares sold	450,000	$20,983,215	850,000	$39,376,930
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
129

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year Investment Grade Corporate Bond ETF, iShares Aaa - A Rated Corporate Bond ETF, iShares BB Rated Corporate Bond ETF, iShares Convertible Bond ETF, iShares Floating Rate Bond ETF and iShares USD Green Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
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2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information
131

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
132
2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
133

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1004-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares 0-5 Year TIPS Bond ETF | STIP | NYSE Arca
• iShares CMBS ETF | CMBS | NYSE Arca
• iShares GNMA Bond ETF | GNMA | NASDAQ
• iShares TIPS Bond ETF | TIP | NYSE Arca
• iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca
• iShares U.S. Treasury Bond ETF | GOVT | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® 0-5 Year TIPS Bond ETF
Investment Objective
The iShares 0-5Year TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds with remaining maturities of less than or equal to five years, as represented by the ICE US Treasury 0-5 Year Inflation Linked Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.96%	2.90%	3.14%	1.98%	2.90%	16.72%	21.64%
Fund Market	2.85	2.80	3.12	1.96	2.80	16.61	21.48
Index	2.96	2.89	3.09	1.99	2.89	16.43	21.73
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,029.60	$0.15	$1,000.00	$1,024.70	$0.15	0.03%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	21.2%
1-2 Years	18.4
2-3 Years	19.7
3-4 Years	23.7
4-5 Years	17.0
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Bonds, 1.25%, 04/15/28	6.9%
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 01/15/25	5.4
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/27	5.3
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 10/15/27	5.2
U.S. Treasury Inflation-Indexed Bonds, 0.13%, 10/15/24	5.1

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® CMBS ETF
Investment Objective
The iShares CMBS ETF(the “Fund”) seeks to track the investment results of an index composed of investment-grade commercial mortgage-backed securities, as represented by the Bloomberg U.S. CMBS (ERISA Only) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.95%	1.29%	0.46%	1.47%	1.29%	2.30%	15.72%
Fund Market	5.18	1.13	0.47	1.48	1.13	2.35	15.79
Index	5.18	1.69	0.80	1.79	1.69	4.04	19.37
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,049.50	$1.27	$1,000.00	$1,023.60	$1.26	0.25%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	71.9%
Aa	2.7
A	0.5
Baa	0.2
Not Rated	24.7
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
1-5 Years	20.3%
5-10 Years	28.2
10-15 Years	1.1
15-20 Years	0.2
20-25 Years	5.6
25-30 Years	27.5
30-35 Years	12.8
35-40 Years	3.7
More than 40 Years	0.6

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® GNMA Bond ETF
Investment Objective
The iShares GNMA Bond ETF(the “Fund”) seeks to track the investment results of an index composed of mortgage-backed pass-through securities guaranteed by the Government National Mortgage Association (GNMA or Ginnie Mae), as represented by the Bloomberg U.S. GNMA Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.33%	(1.77)%	(0.93)%	0.51%	(1.77)%	(4.57)%	5.20%
Fund Market	5.26	(1.60)	(0.97)	0.52	(1.60)	(4.76)	5.36
Index	5.32	(1.65)	(0.81)	0.69	(1.65)	(3.96)	7.08
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,053.30	$0.46	$1,000.00	$1,024.40	$0.45	0.09%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
5-10 Years	0.8%
10-15 Years	0.3
15-20 Years	2.6
20-25 Years	17.8
25-30 Years	75.0
30-35 Years	3.5
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	4.8%
Government National Mortgage Association, 2.00%, 12/20/51	3.5
Government National Mortgage Association, 5.50%, 04/20/53	3.3
Government National Mortgage Association, 3.00%, 07/20/50	3.1
Government National Mortgage Association, 2.50%, 08/20/51	3.0

(a)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® TIPS Bond ETF
The iShares TIPS Bond ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds, as represented by the ICE US Treasury Inflation Linked Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.51%	(1.47)%	1.89%	1.74%	(1.47)%	9.82%	18.87%
Fund Market	3.42	(1.60)	1.88	1.74	(1.60)	9.75	18.80
Index	3.59	(1.33)	2.07	1.90	(1.33)	10.79	20.74
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,035.10	$0.96	$1,000.00	$1,023.90	$0.96	0.19%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	1.2%
1-5 Years	53.1
5-10 Years	31.6
15-20 Years	5.4
20-25 Years	4.5
25-30 Years	4.2
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments(a)
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/32	3.8%
U.S. Treasury Inflation-Indexed Bonds, 1.38%, 07/15/33	3.7
U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/33	3.6
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 10/15/28	3.6
U.S. Treasury Inflation-Indexed Bonds, 1.25%, 04/15/28	3.6

(a)	Excludes money market funds.
Fund Summary
7

Fund Summary as of April 30, 2024
iShares® Treasury Floating Rate Bond ETF
Investment Objective
The iShares Treasury Floating Rate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury floating rate bonds, as represented by the Bloomberg U.S. Treasury Floating Rate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.71%	5.53%	2.12%	1.47%	5.53%	11.09%	15.75%
Fund Market	2.69	5.49	2.13	1.47	5.49	11.13	15.77
Index	2.79	5.67	2.28	1.59	5.67	11.92	17.12
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,027.10	$0.76	$1,000.00	$1,024.10	$0.75	0.15%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	53.4%
1-2 Years	46.6
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 5.47%, 10/31/24	16.9%
U.S. Treasury Floating Rate Note, 5.45%, 07/31/25	14.7
U.S. Treasury Floating Rate Note, 5.36%, 07/31/24	14.1
U.S. Treasury Floating Rate Note, 5.50%, 10/31/25	13.7
U.S. Treasury Floating Rate Note, 5.47%, 04/30/26	12.5

(a)	Excludes money market funds.
8
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® U.S. Treasury Bond ETF
Investment Objective
The iShares U.S. Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds, as represented by the ICE U.S. Treasury Core Bond Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.46%	(2.77)%	(0.56)%	0.66%	(2.77)%	(2.79)%	6.75%
Fund Market	3.51	(2.72)	(0.57)	0.65	(2.72)	(2.80)	6.69
Index	3.47	(2.79)	(0.49)	0.74	(2.79)	(2.42)	7.66
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE U.S. Treasury Core Bond Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4 pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to July 1, 2016 is for the Barclays U.S. Treasury Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,034.60	$0.25	$1,000.00	$1,024.60	$0.25	0.05%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
1-5 Years	58.7%
5-10 Years	21.9
10-15 Years	1.0
15-20 Years	7.0
More than 20 Years	11.4
FIVE LARGEST HOLDINGS
Security	Percent of Total Investments(a)
U.S. Treasury Note/Bond, 1.38%, 11/15/31	5.0%
U.S. Treasury Note/Bond, 1.88%, 02/15/51	3.5
U.S. Treasury Note/Bond, 3.13%, 11/15/28	3.3
U.S. Treasury Note/Bond, 2.63%, 02/15/29	2.9
U.S. Treasury Note/Bond, 1.63%, 05/15/26	2.6

(a)	Excludes money market funds.
Fund Summary
9

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® 0-5 Year TIPS Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.7%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 07/15/24	$379,812	$380,149,998
0.13%, 10/15/24	400,386	398,523,816
0.13%, 04/15/25	371,353	361,812,675
0.13%, 10/15/25	397,562	384,954,510
0.13%, 04/15/26	332,030	316,457,555
0.13%, 07/15/26	391,886	373,437,357
0.13%, 10/15/26	401,384	380,228,110
0.13%, 04/15/27	446,802	417,164,035
0.25%, 01/15/25	428,332	421,130,031
0.38%, 07/15/25	384,397	375,469,102
0.38%, 01/15/27	325,645	308,002,298
0.38%, 07/15/27	333,913	314,425,993
0.50%, 01/15/28	383,143	357,873,036
0.63%, 01/15/26	309,691	299,442,378
0.75%, 07/15/28	98,312	92,504,718
0.88%, 01/15/29	339,548	318,384,255
1.25%, 04/15/28	562,141	538,240,005
1.63%, 10/15/27	419,690	410,692,693
1.75%, 01/15/28	68,521	67,025,542
2.00%, 01/15/26	69,258	68,557,097
2.13%, 04/15/29	245,806	243,954,944
2.38%, 01/15/25	96,347	96,193,193
2.38%, 01/15/27	67,086	66,932,394
2.38%, 10/15/28	388,867	391,078,529
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.50%, 01/15/29	$99,739	$100,719,720
3.63%, 04/15/28	163,425	171,046,071
3.88%, 04/15/29	169,893	182,420,562
		7,836,820,617
Total Long-Term Investments — 98.7% (Cost: $8,165,457,442)		7,836,820,617
	Shares
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	296,850,000	296,850,000
Total Short-Term Securities — 3.8% (Cost: $296,850,000)		296,850,000
Total Investments — 102.5% (Cost: $8,462,307,442)		8,133,670,617
Liabilities in Excess of Other Assets — (2.5)%		(195,691,405)
Net Assets — 100.0%		$7,937,979,212

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$50,020,000	$246,830,000 (a)	$—	$—	$—	$296,850,000	296,850,000	$2,331,185 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$7,836,820,617	$—	$7,836,820,617
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year TIPS Bond ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$296,850,000	$—	$—	$296,850,000
	$296,850,000	$7,836,820,617	$—	$8,133,670,617
See notes to financial statements.
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 67.3%
Bank
2.04%, 02/15/54 (Call 02/15/31)	$1,500	$1,194,410
3.30%, 05/15/64 (Call 05/15/31)	500	368,358
3.74%, 02/15/52 (Call 02/15/29)	600	549,543
3.92%, 04/15/65(a)	500	441,731
3.95%, 08/15/61 (Call 08/15/28)	1,000	929,372
4.26%, 05/15/61 (Call 05/15/28)(a)	1,010	955,678
5.20%, 02/15/56 (Call 02/15/33)	500	483,825
6.26%, 09/15/56 (Call 09/15/28)	1,000	1,018,235
Series 2017, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	220	204,132
Series 2017-BNK4, Class AS, 3.78%, 05/15/50 (Call 04/15/27)	500	464,333
Series 2017-BNK4, Class ASB, 3.42%, 05/15/50 (Call 04/15/27)	167	161,942
Series 2017-BNK4, Class C, 4.37%, 05/15/50 (Call 04/15/27)(a)	485	410,163
Series 2017-BNK7, Class B, 3.95%, 09/15/60 (Call 09/15/27)	550	487,761
Series 2017-BNK8, Class A3, 3.23%, 11/15/50 (Call 11/15/27)	683	627,651
Series 2018-BN14, Class A3, 3.97%, 09/15/60 (Call 09/15/28)	600	561,053
Series 2018-BN14, Class AS, 4.48%, 09/15/60 (Call 09/15/28)(a)	500	457,556
Series 2018-BN15, Class A3, 4.14%, 11/15/61 (Call 11/15/28)	490	456,890
Series 2018-BN15, Class A4, 4.41%, 11/15/61 (Call 11/15/28)(a)	1,015	962,074
Series 2019-BN16, Class AS, 4.27%, 02/15/52 (Call 02/15/29)	262	241,327
Series 2019-BN19, Class A3, 3.18%, 08/15/61 (Call 07/15/29)	1,797	1,538,478
Series 2019-BN20, Class A2, 2.76%, 09/15/62 (Call 10/15/29)	409	351,560
Series 2019-BN20, Class B, 3.40%, 09/15/62 (Call 10/15/29)(a)	1,000	758,696
Series 2019-BN21, Class A4, 2.60%, 10/17/52 (Call 10/15/29)	981	849,936
Series 2019-BN21, Class A5, 2.85%, 10/17/52 (Call 10/15/29)	500	430,371
Series 2020-BN25, Class A3, 2.39%, 01/15/63 (Call 02/15/30)	480	452,526
Series 2020-BN26, Class B, 2.91%, 03/15/63 (Call 03/15/30)(a)	250	197,454
Series 2020-BN28, Class A4, 1.84%, 03/15/63 (Call 10/15/30)	500	398,960
Series 2020-BN29, Class C, 3.14%, 11/15/53 (Call 12/15/30)(a)	520	380,165
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	210,126
Series 2021-BN32, Class AS, 2.64%, 04/15/54 (Call 04/15/31)	1,075	889,782
Series 2021-BN34, Class A5, 2.44%, 06/15/63 (Call 07/15/31)	244	191,435
Series 2021-BN34, Class AS, 2.57%, 06/15/63 (Call 07/15/31)	500	374,352
Series 2022-BNK40, Class AS, 3.51%, 03/15/64 (Call 03/15/32)(a)	1,000	833,376
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 21-BN36, Class A5, 2.47%, 09/15/64 (Call 10/15/31)	$750	$606,480
Series2017-BNK4, Class A4, 3.63%, 05/15/50 (Call 04/15/27)	1,000	936,800
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class A4, 3.17%, 07/15/49 (Call 02/15/31)	800	758,078
Series 2016-UB10, Class B, 3.79%, 07/15/49 (Call 02/15/31)	250	229,714
Series 2017-BNK3, Class A4, 3.57%, 02/15/50 (Call 02/15/27)	1,000	941,302
Bank5
6.26%, 04/15/56 (Call 04/15/28)(a)	2,500	2,531,166
6.66%, 07/15/56 (Call 07/15/28)(a)	1,500	1,542,188
Bank5 Trust
7.20%, 05/15/57 (Call 05/15/29)(a)	860	878,380
7.20%, 05/15/57 (Call 05/15/29)(a)	360	358,788
Barclays Commercial Mortgage Trust
Series 2019-C4, Class A5, 2.92%, 08/15/52 (Call 08/15/29)	1,000	872,640
Series 2019-C5, 2.81%, 11/15/52 (Call 11/15/29)	1,000	873,655
Series 2019-C5, Class A4, 3.06%, 11/15/52 (Call 11/15/29)	1,000	868,940
BBCMS Mortgage Trust
2.95%, 02/15/55 (Call 02/15/32)(a)	1,500	1,229,090
5.44%, 12/15/55 (Call 12/15/32)(a)	1,000	987,501
5.45%, 09/15/55 (Call 09/15/32)(a)	847	694,104
5.58%, 07/15/56 (Call 06/15/33)	2,500	2,488,281
5.71%, 12/15/55 (Call 12/15/32), (1-day SOFR + 2.127%)(a)	1,000	1,005,120
5.72%, 02/15/57 (Call 02/15/34)	1,000	956,872
5.87%, 02/15/57 (Call 02/15/34)	1,630	1,611,616
5.95%, 03/15/57 (Call 03/15/29)	560	565,418
6.51%, 09/15/56 (Call 09/15/33)(a)	2,000	2,052,809
6.55%, 04/15/56 (Call 04/15/33)(a)	250	241,919
6.68%, 12/15/56 (Call 11/15/28)(a)	2,000	2,069,387
6.80%, 11/15/56 (Call 10/15/33), (1-day SOFR + 2.127%)(a)	1,000	1,085,657
7.70%, 12/15/56 (Call 11/15/28)(a)	1,000	1,056,161
Series 2018-C2, Class C, 5.13%, 12/15/51 (Call 12/15/28)(a)	250	214,831
Series 2020-C6, Class A4, 2.64%, 02/15/53 (Call 02/15/30)	1,500	1,268,408
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	1,000	819,997
Series 2020-C7, Class AS, 2.44%, 04/15/53 (Call 04/15/30)	300	242,402
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	1,000	800,930
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,185,668
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	820,105
Series 2021-C12, Class C, 3.21%, 11/15/54(a)	500	322,995
Series 2022-C14, Class AS, 3.35%, 02/15/55 (Call 02/15/32)(a)	250	206,447
Series 2022-C17, Class A4, 4.17%, 09/15/55 (Call 09/15/32)	1,000	906,121
BBCMS Trust
Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	500	406,854
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-C10, Class AS, 2.68%, 07/15/54 (Call 07/15/31)	$500	$399,205
Series 2021-C10, Class B, 2.49%, 07/15/54 (Call 07/15/31)	1,000	770,790
Series 2021-C10, Class C, 2.84%, 07/15/54 (Call 07/15/31)	500	336,983
Benchmark Mortgage Trust
2.58%, 03/15/54 (Call 03/15/31)	1,000	802,905
3.12%, 08/15/52 (Call 08/15/29)	660	582,468
3.20%, 01/15/55(a)	500	377,436
3.46%, 03/15/55 (Call 03/15/32)	1,000	851,404
7.10%, 07/15/56 (Call 07/15/28)(a)	1,000	1,031,827
Series 2018-B1, Class AM, 3.88%, 01/15/51 (Call 01/15/28)(a)	500	450,010
Series 2018-B2, Class C, 4.43%, 02/15/51 (Call 02/15/28)(a)	500	410,714
Series 2018-B3, Class A4, 3.76%, 04/10/51 (Call 04/10/28)	700	657,539
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28), (1-day SOFR + 2.127%)(a)	404	391,102
Series 2018-B4, Class C, 4.65%, 07/15/51 (Call 07/15/28)(a)	400	339,615
Series 2018-B5, Class B, 4.57%, 07/15/51 (Call 08/15/28)	500	456,284
Series 2018-B7, Class A4, 4.51%, 05/15/53 (Call 11/15/28)(a)	1,500	1,412,337
Series 2018-B7, Class B, 5.00%, 05/15/53 (Call 11/15/28)(a)	400	355,413
Series 2018-B8, Class A4, 3.96%, 01/15/52 (Call 12/15/28)	1,000	938,051
Series 2018-B8, Class AS, 4.53%, 01/15/52 (Call 12/15/28)(a)	563	508,566
Series 2019-B10, Class A3, 3.46%, 03/15/62 (Call 03/15/29)	797	719,000
Series 2019-B10, Class AM, 3.98%, 03/15/62 (Call 03/15/29)	600	534,826
Series 2019-B11, Class AS, 3.78%, 05/15/52 (Call 06/15/29)	500	430,852
Series 2019-B13, Class C, 3.84%, 08/15/57 (Call 10/15/29)(a)	500	411,423
Series 2019-B14, Class A5, 3.05%, 12/15/62 (Call 11/15/29)	2,000	1,745,142
Series 2019-B9, Class C, 4.97%, 03/15/52 (Call 02/15/29)(a)	250	200,795
Series 2020-B16, Class A5, 2.73%, 02/15/53 (Call 02/15/30)	990	844,719
Series 2020-B16, Class AM, 2.94%, 02/15/53 (Call 02/15/30)(a)	1,000	831,845
Series 2020-B17, Class C, 3.37%, 03/15/53 (Call 03/15/30)(a)	250	177,666
Series 2020-B18 AM, Class AM, 2.34%, 07/15/53 (Call 08/15/30)	430	332,823
Series 2020-B20, Class B, 2.53%, 10/15/53 (Call 10/15/30)	500	373,622
Series 2020-B21, Class A5, 2.25%, 12/17/53 (Call 12/15/30)	500	389,730
Series 2020-IG1, Class A3, 2.69%, 09/15/43 (Call 01/15/30)	750	592,803
Series 2021-B23, Class AS, 2.27%, 02/15/54 (Call 02/15/31)	500	375,467
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2021-B24, Class A4, 2.26%, 03/15/54 (Call 03/15/31)	$1,000	$809,169
Series 2021-B25, Class A5, 2.58%, 04/15/54 (Call 04/15/31)	1,000	791,413
Series 2021-B26, Class AM, 2.83%, 06/15/54 (Call 06/15/31)	500	389,930
Series 2021-B27, Class A2, 2.02%, 07/15/54 (Call 07/15/31)	1,000	924,005
Series 2021-B27, Class A5, 2.39%, 07/15/54 (Call 07/15/31)	1,000	787,279
Series 2021-B27, Class AS, 2.51%, 07/15/54 (Call 07/15/31)	500	388,851
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	830	665,542
Series 2022-B34, Class A5, 3.79%, 04/15/55 (Call 04/15/32)(a)	1,500	1,281,516
Series 2023-B38, Class A2, 5.63%, 04/15/56 (Call 04/15/33)	2,000	1,980,439
Serise 2020-B17, Class A2, 2.21%, 03/15/53 (Call 03/15/30)	1,000	928,803
Serise 2020-B17, Class A5, 2.29%, 03/15/53 (Call 03/15/30)	1,500	1,220,815
BMO Mortgage Trust
5.31%, 09/15/54 (Call 10/15/32)	1,000	968,629
5.74%, 02/15/57 (Call 02/15/29)	2,000	2,005,044
5.77%, 06/15/56 (Call 06/15/33)	750	754,706
6.14%, 03/15/57 (Call 03/15/34)(a)	230	227,157
6.23%, 03/15/57 (Call 03/15/34), (1-day SOFR + 2.127%)(a)	120	115,087
Cantor Commercial Real Estate Lending, 3.01%, 01/15/53 (Call 12/15/29)	1,000	862,696
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 (Call 08/10/27)	1,730	1,583,495
Series 2017-CD3, Class AS, 3.83%, 02/10/50 (Call 08/10/27)	750	648,470
Series 2017-CD3, Class C, 4.69%, 02/10/50 (Call 08/10/27)(a)	300	159,052
Series 2017-CD4, Class A4, 3.51%, 05/10/50 (Call 05/10/27)(a)	1,000	920,703
Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	750	693,899
Series 2018-CD7, Class ASB, 4.21%, 08/15/51 (Call 08/15/28)	472	458,397
Series 2019-CD8, Class A4, 2.91%, 08/15/57 (Call 08/15/29)	1,000	865,478
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 (Call 01/10/26)	500	483,507
Series 2016-C4, Class A4, 3.28%, 05/10/58 (Call 05/10/26)	1,650	1,574,290
Series 2017-C8, Class B, 4.20%, 06/15/50 (Call 05/15/27)(a)	750	670,564
Citigroup Commercial Mortgage Trust
2.94%, 05/10/49 (Call 06/10/26)	1,988	1,884,809
Series 2015-GC29, Class C, 4.27%, 04/10/48 (Call 04/10/25)(a)	250	239,973
Series 2015-GC31, Class A4, 3.76%, 06/10/48 (Call 06/10/25)	750	728,004
Series 2015-GC35, Class AAB, 3.61%, 11/10/48 (Call 11/10/25)	131	128,622
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2015-P1, Class A5, 3.72%, 09/15/48 (Call 05/15/26)	$356	$345,774
Series 2016-C1, Class A4, 3.21%, 05/10/49 (Call 06/10/26)	874	829,265
Series 2016-P3, Class A4, 3.33%, 04/15/49 (Call 04/15/26)	75	71,322
Series 2017-C4, Class A3, 3.21%, 10/12/50 (Call 11/12/27)	847	778,671
Series 2017-P8, Class A3, 3.20%, 09/15/50 (Call 09/15/27)	885	815,539
Series 2018-B2, Class A4, 4.01%, 03/10/51 (Call 03/10/28)	600	561,554
Series 2018-C5, Class A4, 4.23%, 06/10/51 (Call 06/10/28)(a)	1,000	940,393
Series 2018-C6, Class A4, 4.41%, 11/10/51 (Call 11/10/28)	1,199	1,108,133
Series 2019-C7, Class A4, 3.10%, 12/15/72 (Call 12/15/29)	1,000	875,515
Series 2019-GC41, Class AS, 3.02%, 08/10/56 (Call 08/10/29)	750	626,306
Series 2019-GC43, Class A4, 3.04%, 11/10/52 (Call 11/10/29)	750	643,096
Series 2020-GC46, Class A5, 2.72%, 02/15/53 (Call 02/15/30)	1,000	852,333
Series 2020-GC46, Class AS, 2.92%, 02/15/53 (Call 02/15/30)(a)	500	413,942
Series 2020-GC46, Class B, 3.15%, 02/15/53 (Call 02/15/30)(a)	234	189,064
Commission Mortgage Trust
Series 2015-CR24, Class A4, 3.43%, 08/10/48 (Call 06/10/26)	906	884,872
Series 2015-CR24, Class B, 4.49%, 08/10/48 (Call 06/10/26)(a)	750	720,553
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	750	727,429
Series 2015-CR25, Class B, 4.67%, 08/10/48 (Call 08/10/25)(a)	300	285,987
Series 2016-DC2, Class A4, 3.50%, 02/10/49 (Call 02/10/26)	324	313,775
Series 2016-DC2, Class C, 4.81%, 02/10/49 (Call 02/10/26)(a)	250	230,117
Series 2017-COR2, Class C, 4.74%, 09/10/50 (Call 09/10/27)(a)	750	644,981
Series 2018-COR3, Class A3, 4.23%, 05/10/51 (Call 05/10/28)	750	692,580
Series 2018-COR3, Class B, 4.66%, 05/10/51 (Call 05/10/28)(a)	500	417,484
Series 2018-COR3, Class C, 4.71%, 05/10/51 (Call 05/10/28)(a)	500	359,694
Series 2019-GC44, Class A5, 2.95%, 08/15/57 (Call 11/15/29)	1,000	861,010
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4, 3.72%, 08/15/48 (Call 08/15/25)	1,900	1,846,766
Series 2015-C4, Class D, 3.71%, 11/15/48 (Call 11/15/25)(a)	250	213,644
Series 2016-C5, Class C, 4.80%, 11/15/48 (Call 11/15/25)(a)	750	700,312
Series 2016-C6, Class C, 5.08%, 01/15/49 (Call 05/15/26)(a)	350	313,391
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-C7, Class A4, 3.21%, 11/15/49 (Call 11/15/26)	$193	$184,142
Series 2016-C7, Class A5, 3.50%, 11/15/49 (Call 11/15/26)	115	108,469
Series 2016-C7, Class AS, 3.96%, 11/15/49 (Call 11/15/26)(a)	1,000	920,451
Series 2017-CX9, Class A5, 3.45%, 09/15/50 (Call 09/15/27)	1,000	912,674
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28), (1-day SOFR + 2.127%)(a)	1,000	938,558
Series 2019-C15, Class A3, 3.78%, 03/15/52 (Call 02/15/29)	1,395	1,285,636
Series 2019-C15, Class B, 4.48%, 03/15/52 (Call 02/15/29)	1,000	878,266
Series 2019-C17, Class A5, 3.02%, 09/15/52 (Call 09/15/29)	2,000	1,718,405
Series 2019-C18, Class ASB, 2.87%, 12/15/52 (Call 12/15/29)	500	463,303
Series 2020-C19, Class A3, 2.56%, 03/15/53 (Call 03/15/30)	1,500	1,231,099
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51 (Call 10/15/28)	1,400	1,282,024
DBJPM Mortgage Trust
Series 2016-C1, Class ASB, 3.04%, 05/10/49 (Call 04/10/26)	212	207,127
Series 2016-C1, Class C, 3.47%, 05/10/49 (Call 04/10/26)(a)	468	399,202
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.24%, 10/25/31 (Call 11/25/31)(a)	1,000	821,661
3.60%, 02/25/28 (Call 07/25/28)	2,750	2,594,739
3.70%, 05/25/30 (Call 07/25/33)	927	882,298
3.78%, 01/25/32 (Call 11/25/32)	991	922,517
3.78%, 11/25/32 (Call 11/25/32)(a)	2,000	1,812,039
3.82%, 12/25/32 (Call 01/25/33)(a)	1,000	907,498
3.90%, 04/25/28 (Call 05/25/28)	2,000	1,902,047
3.92%, 09/25/28 (Call 10/25/28)(a)	2,000	1,895,737
4.05%, 07/25/33 (Call 07/25/33)	1,000	920,001
4.20%, 05/25/33 (Call 06/25/33)	1,500	1,397,246
4.22%, 04/25/30 (Call 07/25/30)	2,000	1,891,634
4.25%, 04/25/33 (Call 04/25/33)	2,000	1,870,948
4.28%, 07/25/30 (Call 08/25/30)	2,000	1,907,780
4.35%, 01/25/33 (Call 02/25/33), (1-day SOFR + 2.127%)(a)	4,000	3,773,058
4.41%, 03/25/30 (Call 07/25/30)	1,000	963,366
4.43%, 02/25/33 (Call 02/25/33)(a)	2,000	1,897,723
4.65%, 08/25/28 (Call 08/25/28)(a)	3,000	2,934,163
4.74%, 08/25/28 (Call 08/25/28), (1-day SOFR + 2.127%)(a)	1,000	981,037
4.82%, 06/25/28 (Call 06/25/28)	1,000	983,397
5.00%, 11/25/28 (Call 11/25/28)	4,800	4,752,590
Federal National Mortgage Association
1.76%, 11/25/31(a)	939	811,724
2.00%, 12/25/31(a)	1,000	798,684
2.35%, 02/25/31	963	835,669
2.68%, 06/25/32(a)	1,000	833,352
4.19%, 07/25/28(a)	1,000	962,423
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	393,439
Series 2016-M5, Class A2, 2.47%, 04/25/26	1,752	1,662,253
Series 2017-M1, Class A2, 2.50%, 10/25/26(a)	728	681,358
Series 2017-M14, Class A2, 2.91%, 11/25/27(a)	1,345	1,245,819
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2018-M14, Class A2, 3.70%, 08/25/28(a)	$406	$382,847
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,153	1,042,670
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,657	1,445,980
Series 2020-M1, Class A1, 2.15%, 10/25/29	1,144	1,072,033
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,209,892
Series 2020-M14, Class A2, 1.78%, 05/25/30	972	810,490
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	205,631
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	853,522
Series 2020-M8, Class A2, 1.82%, 02/25/30	97	81,440
Series 2021-M19, Class A2, 1.80%, 10/25/31(a)	2,000	1,586,725
Series 2021-M4, Class A2, 1.51%, 02/25/31(a)	2,500	1,981,637
Series 2022-M3, Class A2, 1.76%, 11/25/31(a)	2,000	1,571,980
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,543,175
Series2019-M6, Class A2, 3.45%, 01/01/29	404	379,910
Freddie Mac Multifamily Structured Pass Through Certificates
1.55%, 01/25/27 (Call 03/25/27)	1,100	1,001,801
2.05%, 11/25/28 (Call 12/25/28)(a)	1,000	876,819
2.35%, 11/25/31 (Call 12/25/31)(a)	1,110	916,597
2.35%, 03/25/32 (Call 04/25/32)	2,000	1,639,561
3.53%, 08/25/32 (Call 09/25/32)	1,000	890,761
3.80%, 10/25/32 (Call 11/25/32)(a)	1,000	907,478
4.25%, 04/25/33 (Call 04/25/33)	1,500	1,395,136
4.57%, 12/25/28 (Call 12/25/28)	1,000	974,570
5.36%, 01/25/29 (Call 01/25/29), (1-day SOFR + 2.127%)(a)	2,500	2,513,719
GS Mortgage Securities Trust
Series 2014-GC24, Class AAB, 3.65%, 09/10/47 (Call 09/10/24)	12	11,836
Series 2015-GC30, Class AAB, 3.12%, 05/10/50 (Call 05/10/25)	50	50,093
Series 2015-GC30, Class AS, 3.78%, 05/10/50 (Call 05/10/25)(a)	500	476,073
Series 2015-GC32, Class A3, 3.50%, 07/10/48 (Call 07/10/25)	489	475,433
Series 2015-GS1, Class A3, 3.73%, 11/10/48 (Call 11/10/25)	1,500	1,446,270
Series 2016-GS3, Class A4, 2.85%, 10/10/49 (Call 10/10/26)	2,530	2,357,174
Series 2016-GS4, Class A4, 3.44%, 11/10/49 (Call 11/10/26)(a)	39	36,717
Series 2017-GS7, Class A3, 3.17%, 08/10/50 (Call 08/10/27)	1,000	920,301
Series 2017-GS7, Class B, 3.88%, 08/10/50 (Call 08/10/27)	500	440,295
Series 2019-GC38, Class A4, 3.97%, 02/10/52 (Call 02/10/29)	750	691,591
Series 2019-GC40, Class A4, 3.16%, 07/10/52 (Call 07/10/29)	1,131	996,051
Series 2019-GSA1, Class C, 3.93%, 11/10/52 (Call 11/10/29)(a)	500	405,871
Series 2020-GC45, Class A4, 2.66%, 02/13/53 (Call 01/13/30)	775	659,284
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class A4, 3.65%, 01/15/49 (Call 12/15/25)	901	869,530
Series 2016-JP3, Class AS, 3.14%, 08/15/49 (Call 09/15/26)	1,000	854,005
Series 2016-JP3, Class B, 3.40%, 08/15/49 (Call 09/15/26)(a)	108	90,431
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27), (1-day SOFR + 2.127%)(a)	$1,090	$1,027,368
JPMBB Commercial Mortgage Securities Trust
Series 2015-C28, Class A3, 2.91%, 10/15/48 (Call 04/15/25)	590	580,168
Series 2015-C29, Class ASB, 3.30%, 05/15/48 (Call 03/15/26)	85	83,732
Series 2015-C29, Class B, 4.12%, 05/15/48 (Call 03/15/26)(a)	250	236,566
Series 2015-C30, Class AS, 4.23%, 07/15/48 (Call 07/15/25)(a)	635	604,919
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	909	884,426
Series 2016-C1, Class A5, 3.58%, 03/17/49 (Call 02/15/26)	822	788,898
Series 2016-C1, Class B, 4.86%, 03/17/49 (Call 02/15/26)(a)	450	421,029
Series 2016-C1, Class C, 4.86%, 03/17/49 (Call 02/15/26)(a)	400	361,387
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class AS, 3.88%, 03/15/50 (Call 04/15/27)(a)	1,300	1,207,472
Series 2017-JP5, Class ASB, 3.55%, 03/15/50 (Call 04/15/27)	78	75,540
Series 2017-JP6, Class A5, 3.49%, 07/15/50 (Call 06/15/27)	300	274,355
Series 2017-JP6, Class AS, 3.74%, 07/15/50 (Call 06/15/27)	400	357,049
Series 2019-COR5, Class A2, 3.15%, 06/13/52 (Call 06/13/29)	258	254,624
Series 2019-COR5, Class A4, 3.39%, 06/13/52 (Call 06/13/29)	1,200	1,045,830
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4, 3.14%, 06/15/49 (Call 05/15/26)	1,000	938,823
Series 2016-C2, Class B, 3.99%, 06/15/49 (Call 05/15/26)(a)	750	600,619
Series 2017-C5, Class A5, 3.69%, 03/15/50 (Call 08/15/27)	1,100	1,022,028
Series 2018-C8, Class A3, 3.94%, 06/15/51 (Call 06/15/28)	511	472,418
Series 2019-COR6, Class A4, 3.06%, 11/13/52 (Call 11/13/29)	955	792,108
Series 2020-COR7, Class A5, 2.18%, 05/13/53 (Call 04/13/30)	539	420,218
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49 (Call 10/15/26)	623	584,612
Series 2015-C20, Class AS, 3.61%, 02/15/48 (Call 11/15/26)	500	485,974
Series 2015-C22, Class C, 4.34%, 04/15/48 (Call 04/15/25)(a)	250	226,812
Series 2015-C23, Class A3, 3.45%, 07/15/50 (Call 06/15/25)	717	700,104
Series 2015-C24, Class A3, 3.48%, 05/15/48 (Call 08/15/25)	308	300,557
Series 2015-C24, Class A4, 3.73%, 05/15/48 (Call 08/15/25)	950	923,891
Series 2015-C25, Class ASB, 3.38%, 10/15/48 (Call 09/15/25)	143	140,318
Series 2016-C28, Class A4, 3.54%, 01/15/49 (Call 02/15/28)	1,000	959,020
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-C30, Class A5, 2.86%, 09/15/49 (Call 10/15/26)	$500	$465,513
Series 2016-C32, Class A4, 3.72%, 12/15/49 (Call 01/15/27)	1,400	1,323,939
Series 2016-C32, Class ASB, 3.51%, 12/15/49 (Call 01/15/27)	176	170,094
Series 2017-C33, Class A5, 3.60%, 05/15/50 (Call 05/15/27)	1,100	1,030,966
Series 2017-C34, Class A4, 3.54%, 11/15/52 (Call 10/15/27)	1,000	921,890
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, 3.78%, 05/15/48 (Call 07/15/25)(a)	500	486,661
Series 2015-UBS8, Class AS, 4.11%, 12/15/48 (Call 12/15/25)	250	235,691
Series 2016-UB11, Class A4, 2.78%, 08/15/49 (Call 08/15/26)	1,275	1,184,769
Series 2016-UB12, Class A3, 3.34%, 12/15/49 (Call 12/15/26)	983	920,325
Series 2017-H1, Class A5, 3.53%, 06/15/50 (Call 06/15/27)	1,000	927,077
Series 2018-H3, Class A4, 3.91%, 07/15/51 (Call 07/15/28)	500	466,961
Series 2019-H7, Class A4, 3.26%, 07/15/52 (Call 07/15/29)	1,000	889,709
Series 2020-HR8, Class A4, 2.04%, 07/15/53 (Call 08/15/30)	1,120	904,012
Series 2020-L4, Class A3, 2.70%, 02/15/53 (Call 02/15/30)	500	425,036
Series 2021-L5, Class ASB, 2.43%, 05/15/54 (Call 05/15/31)	145	127,119
Series 2021-L6, Class A2, 2.13%, 06/15/54 (Call 07/15/31)(a)	1,500	1,386,328
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	1,000	806,954
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56 (Call 06/15/33)	730	732,240
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A4, 3.06%, 10/10/48 (Call 07/10/26)	1,000	939,252
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.54%, 11/15/50 (Call 12/15/27)(a)	1,580	1,447,346
Series 2017-C2, Class A4, 3.49%, 08/15/50 (Call 08/15/27)	1,080	1,000,733
Series 2017-C6, Class AS, 3.93%, 12/15/50 (Call 12/15/27)(a)	500	456,769
Series 2017-C7, Class A4, 3.68%, 12/15/50 (Call 01/15/33)	1,000	921,385
Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	1,325	1,225,587
Series 2018-C15, Class B, 4.92%, 12/15/51 (Call 01/15/29)(a)	750	663,172
Series 2019-C16, Class AS, 3.89%, 04/15/52 (Call 04/15/29)	1,592	1,413,323
Series 2019-C17, Class A4, 2.92%, 10/15/52 (Call 10/15/29)	1,000	860,461
Wells Fargo Commercial Mortgage Trust
2.65%, 08/15/49 (Call 08/15/26)	1,000	926,229
4.00%, 04/15/55 (Call 04/15/32)(a)	1,000	890,799
4.15%, 08/15/51 (Call 08/15/28)	623	579,790
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2015-C30, Class ASB, 3.41%, 09/15/58 (Call 08/15/25)	$98	$96,826
Series 2015-C31, Class A4, 3.70%, 11/15/48 (Call 11/15/25)	500	483,573
Series 2015-LC20, Class B, 3.72%, 04/15/50 (Call 04/15/25)	750	717,072
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	969,779
Series 2016-C33, Class A4, 3.43%, 03/15/59 (Call 04/15/26)	1,000	955,530
Series 2016-C34, Class A4, 3.10%, 06/15/49 (Call 05/15/26)	1,000	947,248
Series 2016-C36, Class AS, 3.42%, 11/15/59 (Call 10/15/26)	500	449,483
Series 2016-LC24, Class A4, 2.94%, 10/15/49 (Call 09/15/26)	1,680	1,574,084
Series 2016-LC25, Class B, 4.48%, 12/15/59 (Call 11/15/26)(a)	198	182,475
Series 2016-NXS4, Class A4, 3.72%, 12/15/48 (Call 11/15/25)	1,920	1,861,095
Series 2016-NXS6, Class B, 3.81%, 11/15/49 (Call 10/15/26)	500	453,892
Series 2017-C38, Class A4, 3.19%, 07/15/50 (Call 06/15/27)	459	425,428
Series 2017-C38, Class A5, 3.45%, 07/15/50 (Call 06/15/27)	1,000	929,274
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	1,000	924,972
Series 2017-C39, Class C, 4.12%, 09/15/50 (Call 08/15/27)	500	434,911
Series 2017-C42, Class B, 4.00%, 12/15/50 (Call 12/15/27)(a)	500	428,428
Series 2018-C44, Class A4, 3.95%, 05/15/51 (Call 05/15/28)	1,250	1,165,198
Series 2018-C45, Class AS, 4.41%, 06/15/51 (Call 07/15/28)(a)	350	328,306
Series 2018-C46, Class AS, 4.38%, 08/15/51 (Call 08/15/28)	500	458,179
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 10/15/28)	1,250	1,184,007
Series 2018-C48, Class A5, 4.30%, 01/15/52 (Call 12/15/28)	1,010	951,331
Series 2019-C49, Class C, 4.87%, 03/15/52 (Call 02/15/29)(a)	665	589,199
Series 2019-C50, Class A5, 3.73%, 05/15/52 (Call 05/15/29)	750	678,617
Series 2019-C51, Class AS, 3.58%, 06/15/52 (Call 06/15/29)	492	427,143
Series 2020-C56, Class ASB, 2.42%, 06/15/53 (Call 04/15/30)	500	451,912
Series 2020-C56, Class B, 3.86%, 06/15/53 (Call 04/15/30)(a)	345	288,446
Series 2020-C56, Class C, 3.86%, 06/15/53 (Call 04/15/30)(a)	800	594,630
Series 2020-C57, Class A4, 2.12%, 08/15/53 (Call 08/15/30)	919	756,933
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	2,000	1,634,240
Series 2021-C59, Class ASB, 2.30%, 04/15/54 (Call 04/15/31)	459	411,289
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/47 (Call 11/15/24)	$100	$98,558
		272,091,221
Total Collaterized Mortgage Obligations — 67.3% (Cost: $301,764,597)		272,091,221
U.S. Government Agency Obligations
Mortgage-Backed Securities — 31.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30 (Call 06/25/30)	1,000	803,592
2.03%, 09/25/28 (Call 10/25/28)	1,150	1,011,222
2.25%, 01/25/32 (Call 02/25/32)	165	134,729
2.45%, 04/25/32 (Call 05/25/32)	1,000	824,771
2.58%, 05/25/32 (Call 06/25/32)	1,250	1,039,578
2.92%, 06/25/32 (Call 07/25/32)	650	554,385
3.50%, 07/25/32 (Call 08/25/32)(a)	1,750	1,556,471
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	995	886,239
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	1,500	1,225,053
Series 158, Class A2, 3.90%, 12/25/30 (Call 11/25/33)(a)	905	840,987
Series K048, Class A1, 2.69%, 12/25/24 (Call 08/25/25)	43	43,113
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,799	1,750,137
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	1,630	1,585,970
Series K052, Class A2, 3.15%, 11/25/25 (Call 01/25/26)	400	387,449
Series K055, Class A2, 2.67%, 03/25/26 (Call 04/25/26)	500	477,200
Series K056, Class A1, 2.20%, 07/25/25 (Call 06/25/26)	63	61,374
Series K057, Class A2, 2.57%, 07/25/26 (Call 08/25/26)	725	686,020
Series K058, Class A2, 2.65%, 08/25/26 (Call 09/25/26)	1,527	1,440,240
Series K059, Class A2, 3.12%, 09/25/26 (Call 10/25/26)(a)	530	504,768
Series K061, Class A2, 3.35%, 11/25/26 (Call 12/25/26)(a)	1,288	1,230,472
Series K063, Class A2, 3.43%, 01/25/27 (Call 02/25/27)(a)	1,345	1,284,469
Series K064, Class A1, 2.89%, 10/25/26 (Call 05/25/27)	422	408,203
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	325	308,099
Series K065, Class A2, 3.24%, 04/25/27 (Call 07/25/27)	1,285	1,216,152
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	1,000	941,606
Series K067, Class A2, 3.19%, 07/25/27 (Call 09/25/27)	600	564,763
Series K070, Class A2, 3.30%, 11/25/27 (Call 12/25/27)(a)	1,541	1,448,978
Series K073, Class A2, 3.35%, 01/25/28 (Call 10/25/28)	1,000	939,070
Series K075, Class A2, 3.65%, 02/25/28 (Call 05/25/28), (1-day SOFR + 2.127%)(a)	1,000	946,754
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K076, Class A1, 3.73%, 12/25/27 (Call 05/25/28)	$764	$740,549
Series K077, Class A2, 3.85%, 05/25/28 (Call 05/25/28)(a)	1,000	951,621
Series K079, Class A2, 3.93%, 06/25/28 (Call 07/25/28)	1,100	1,048,195
Series K081, Class A2, 3.90%, 08/25/28 (Call 12/25/28)(a)	1,500	1,425,792
Series K082, Class A2, 3.92%, 09/25/28 (Call 10/25/28)(a)	1,310	1,245,330
Series K083, Class A2, 4.05%, 09/25/28 (Call 10/25/28)(a)	1,100	1,050,781
Series K085, Class A2, 4.06%, 10/25/28 (Call 11/25/28)(a)	1,000	953,779
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28), (1-day SOFR + 2.127%)(a)	1,725	1,632,821
Series K088, Class A1, 3.48%, 09/25/28 (Call 04/25/29)	278	267,738
Series K088, Class A2, 3.69%, 01/25/29 (Call 04/25/29)	1,010	948,174
Series K089, Class A1, 3.34%, 10/25/28 (Call 04/25/29)	767	731,451
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	1,400	1,306,577
Series K091, Class A2, 3.51%, 03/25/29 (Call 10/25/29)	1,017	945,842
Series K092, Class A2, 3.30%, 04/25/29 (Call 07/25/29)	1,010	929,234
Series K094, Class A2, 2.90%, 06/25/29 (Call 11/25/29)	420	378,169
Series K095, Class A2, 2.79%, 06/25/29 (Call 01/25/30)	675	604,632
Series K097, Class A1, 2.16%, 05/25/29 (Call 12/25/29)	914	841,738
Series K098, Class A2, 2.43%, 08/25/29 (Call 08/25/29)	500	438,220
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	1,000	885,051
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	250	219,268
Series K102, Class A1, 2.18%, 05/25/29 (Call 04/25/30)	886	813,403
Series K103, Class A2, 2.65%, 11/25/29 (Call 06/25/30)	1,220	1,075,721
Series K105, Class A2, 1.87%, 01/25/30 (Call 06/25/30)	1,485	1,248,330
Series K106, Class A1, 1.78%, 10/25/29 (Call 02/25/30)	871	782,576
Series K106, Class A2, 2.07%, 01/25/30 (Call 02/25/30)	1,250	1,061,887
Series K107, Class A2, 1.64%, 01/25/30 (Call 02/25/30)	1,250	1,038,691
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	2,153	1,769,259
Series K109, Class A2, 1.56%, 04/25/30 (Call 04/25/30)	3,000	2,460,286
Series K110, Class A1, 1.02%, 09/25/29 (Call 05/25/30)	947	822,893
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	1,640	1,340,608
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K111, Class A2, 1.35%, 05/25/30 (Call 07/25/30)	$1,500	$1,210,411
Series K115, Class A2, 1.38%, 06/25/30 (Call 07/25/30)	1,250	1,005,759
Series K116, Class A2, 1.38%, 07/25/30 (Call 09/25/30)	2,025	1,624,831
Series K117, Class A2, 1.41%, 08/25/30 (Call 10/25/30)	1,500	1,202,286
Series K118, Class A1, 0.79%, 03/25/30 (Call 09/25/30)	1,789	1,548,822
Series K118, Class A2, 1.49%, 09/25/30 (Call 09/25/30)	1,500	1,206,302
Series K119, Class A2, 1.57%, 09/25/30 (Call 10/25/30)	2,000	1,614,568
Series K120, Class A2, 1.50%, 10/25/30 (Call 10/25/30)	2,200	1,762,700
Series K123, Class A2, 1.62%, 12/25/30 (Call 01/25/31)	600	483,268
Series K124, Class A2, 1.66%, 12/25/30 (Call 01/25/31)	300	241,756
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	1,000	814,887
Series K126, Class A2, 2.07%, 01/25/31 (Call 05/25/31)	1,116	923,843
Series K127, Class A2, 2.11%, 01/25/31 (Call 02/25/31)	1,740	1,441,538
Series K128, Class A2, 2.02%, 03/25/31 (Call 03/25/31)	1,000	823,133
Series K130, Class A2, 1.72%, 06/25/31 (Call 07/25/31)	2,500	1,999,493
Series K131, Class A2, 1.85%, 07/25/31 (Call 09/25/31)	1,000	805,849
Series K132, Class A2, 2.02%, 08/25/31 (Call 12/25/31)	1,000	810,621
Series K133, Class A2, 2.10%, 09/25/31 (Call 10/25/31)	1,000	813,803
Series K135, Class A1, 1.61%, 10/25/30 (Call 11/25/31)	1,174	1,007,074
Series K135, CLASS A2, 2.15%, 10/25/31 (Call 11/25/31)(a)	1,800	1,470,036
Series K136, Class A2, 2.13%, 11/25/31 (Call 12/25/31)	2,900	2,358,633
Series K139, Class A2, 2.59%, 01/25/32 (Call 02/25/32)(a)	750	628,821
Series K142, Class A2, 2.40%, 03/25/32 (Call 03/25/32)	1,000	823,561
Series K150, 3.71%, 09/25/32 (Call 10/25/32), (1-day SOFR + 2.127%)(a)	2,000	1,804,502
Series K1510, Class A2, 3.72%, 01/25/31 (Call 01/25/34)	880	806,701
Series K1510, Class A3, 3.79%, 01/25/34 (Call 01/25/34)	500	448,602
Series K-1511, Class A2, 3.47%, 03/25/31 (Call 04/25/34)	500	449,964
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	730	640,485
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	374,240
Series K-1513, Class A3, 2.80%, 08/25/34 (Call 12/25/34)	1,015	826,198
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K-1516, Class A2, 1.72%, 05/25/35 (Call 10/25/35)	$1,825	$1,289,080
Series K-1517, Class A2, 1.72%, 07/25/35 (Call 08/25/35)	500	355,662
Series K-1518, Class A2, 1.86%, 10/25/35 (Call 10/25/35)	500	355,827
Series K152, Class A1, 2.83%, 05/25/30 (Call 04/25/31)	1,024	942,265
Series K152, Class A2, 3.08%, 01/25/31 (Call 04/25/31)	250	221,477
Series K-1520, Class A2, 2.44%, 02/25/36 (Call 04/25/36)	1,000	750,943
Series K-1521, Class A2, 2.18%, 08/25/36 (Call 09/25/36)	1,000	719,490
Series K153, Class A3, 3.12%, 10/25/31 (Call 02/25/32)(a)	500	438,498
Series K154, Class A3, 3.46%, 11/25/32 (Call 12/25/32)(a)	345	305,624
Series K155, Class A1, 3.75%, 11/25/29 (Call 05/25/33)	416	398,905
Series K156, Class A3, 3.70%, 06/25/33 (Call 07/25/33)(a)	500	447,985
Series K157, Class A2, 3.99%, 05/25/33 (Call 09/25/33)(a)	826	772,581
Series K159, Class A1, 3.95%, 12/25/29 (Call 11/25/33)	670	653,431
Series K159, Class A2, 3.95%, 11/25/30 (Call 11/25/33)(a)	833	777,427
Series K734, Class A2, 3.21%, 02/25/26 (Call 07/25/26)	1,000	966,985
Series K735, Class A2, 2.86%, 05/25/26 (Call 06/25/26)	487	465,386
Series K737, Class AM, 2.10%, 10/25/26 (Call 12/25/26)	300	277,195
Series K740, Class A2, 1.47%, 09/25/27 (Call 10/25/27)	1,400	1,241,058
Series K741, Class A2, 1.60%, 12/25/27 (Call 12/25/27)	1,120	990,305
Series K742, Class A2, 1.76%, 03/25/28 (Call 04/25/28)	1,000	883,877
Series K742, Class AM, 1.37%, 04/25/28 (Call 04/25/28)	1,400	1,211,749
Federal National Mortgage Association
Series 2013-M6, Class 1A2, 3.49%, 02/25/43(a)	131	121,296
Series 2014-M11, Class 2A, 3.29%, 08/25/26(a)	542	519,815
Series 2015-M13, Class A2, 2.79%, 06/25/25(a)	665	647,090
Series 2016-M6, Class A2, 2.49%, 05/25/26	245	231,801
Series 2016-M9, Class A2, 2.29%, 06/25/26	1,879	1,771,494
Series 2017, Class A2, 3.06%, 09/25/27(a)	894	838,788
Series 2017-M11, Class A2, 2.98%, 08/25/29	956	867,212
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	624	583,180
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	672	628,403
Series 2017-M7, Class A2, 2.96%, 02/25/27, (1-day SOFR + 2.127%)(a)	855	806,473
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,079	1,016,889
Series 2018-M1, Class A2, 3.09%, 12/25/27(a)	670	625,837
Series 2018-M10, Class A2, 3.47%, 07/25/28, (1-day SOFR + 2.127%)(a)	2,377	2,229,896
Series 2018-M13, Class A2, 3.86%, 09/25/30(a)	77	71,253
Series 2018-M7, Class A2, 3.13%, 03/25/28(a)	724	673,911
Series 2019-M1, Class A2, 3.67%, 09/25/28(a)	864	813,229
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-M2, Class A2, 3.75%, 11/25/28, (1-day SOFR + 2.127%)(a)	$1,805	$1,701,372
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,143	1,040,860
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,380	2,203,848
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,356	2,158,347
Series 2019-M9, Class A2, 2.94%, 06/25/29	3,069	2,800,087
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,279	1,966,198
Series 2021-M17, Class A2, 1.71%, 07/25/31, (1-day SOFR + 2.127%)(a)	2,000	1,593,685
Series 2022-M1, Class A2, 1.72%, 10/25/31, (1-day SOFR + 2.127%)(a)	2,000	1,572,746
		128,982,627
Total U.S. Government Agency Obligations — 31.9% (Cost: $145,867,379)		128,982,627
Total Long-Term Investments — 99.2% (Cost: $447,631,976)		401,073,848
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	5,530,000	$5,530,000
Total Short-Term Securities — 1.4% (Cost: $5,530,000)		5,530,000
Total Investments — 100.6% (Cost: $453,161,976)		406,603,848
Liabilities in Excess of Other Assets — (0.6)%		(2,537,713)
Net Assets — 100.0%		$404,066,135

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,810,000	$1,720,000 (a)	$—	$—	$—	$5,530,000	5,530,000	$162,068	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collaterized Mortgage Obligations	$—	$272,091,221	$—	$272,091,221
U.S. Government Agency Obligations	—	128,982,627	—	128,982,627
Short-Term Securities
Money Market Funds	5,530,000	—	—	5,530,000
	$5,530,000	$401,073,848	$—	$406,603,848
See notes to financial statements.
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 100.1%
Government National Mortgage Association
1.50%, 10/20/51	$417	$313,844
2.00%, 07/20/50	36	28,735
2.00%, 08/20/50	744	587,482
2.00%, 09/20/50	6,874	5,428,688
2.00%, 12/20/50	1,343	1,059,673
2.00%, 01/20/51	2,047	1,615,083
2.00%, 02/20/51	19,236	15,177,652
2.00%, 03/20/51	6,242	4,924,179
2.00%, 08/20/51	1,927	1,518,894
2.00%, 10/20/51	1,905	1,500,433
2.00%, 12/20/51	13,933	10,972,090
2.00%, 01/20/52	7,600	5,983,939
2.00%, 02/20/52	4,396	3,465,299
2.00%, 05/15/54(a)	3,430	2,698,611
2.50%, 01/15/28	2	2,174
2.50%, 02/20/28	3	3,262
2.50%, 01/20/31	68	63,266
2.50%, 07/20/35	1,119	1,000,847
2.50%, 04/20/43	12	10,137
2.50%, 12/20/46	1,116	931,432
2.50%, 01/20/47	108	90,127
2.50%, 06/20/50	2,997	2,467,534
2.50%, 08/20/50	10,089	8,162,061
2.50%, 09/20/50	3,643	2,947,201
2.50%, 01/20/51	3,122	2,563,074
2.50%, 02/20/51	3,559	2,927,396
2.50%, 05/20/51	9,113	7,489,866
2.50%, 07/20/51	10,712	8,800,050
2.50%, 08/20/51	11,510	9,454,189
2.50%, 09/20/51	5,683	4,666,995
2.50%, 12/20/51	2,665	2,187,334
2.50%, 02/20/52	1,727	1,416,620
2.50%, 04/20/52	6,869	5,634,717
3.00%, 07/15/27	2	1,732
3.00%, 09/15/27	3	2,999
3.00%, 01/20/31	87	81,929
3.00%, 07/20/31	138	129,684
3.00%, 02/20/32	111	103,406
3.00%, 09/15/42	5	4,005
3.00%, 10/15/42	30	25,548
3.00%, 01/20/43	293	256,176
3.00%, 07/15/43	52	45,092
3.00%, 09/20/43	607	527,936
3.00%, 01/15/44	1,671	1,454,130
3.00%, 08/20/44	332	288,337
3.00%, 05/20/45	238	206,571
3.00%, 07/20/45	66	57,242
3.00%, 10/20/45	107	92,780
3.00%, 12/20/45	1,330	1,153,024
3.00%, 01/20/46	429	372,028
3.00%, 02/20/46	447	387,450
3.00%, 03/20/46	1,641	1,418,627
3.00%, 04/20/46	1,093	944,515
3.00%, 05/20/46	1,383	1,194,857
3.00%, 06/20/46	491	424,517
3.00%, 08/20/46	3,204	2,769,270
3.00%, 09/20/46	2,108	1,821,658
3.00%, 12/15/46	125	108,436
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/20/46	$370	$319,769
3.00%, 02/15/47	148	127,770
3.00%, 02/20/47	418	361,590
3.00%, 06/20/47	48	41,857
3.00%, 07/20/47	837	722,044
3.00%, 10/20/47	275	237,034
3.00%, 02/20/48	39	33,321
3.00%, 04/20/49	1,700	1,467,261
3.00%, 07/20/49	347	297,683
3.00%, 09/20/49	27	23,203
3.00%, 10/15/49	719	614,200
3.00%, 11/20/49	1,049	899,359
3.00%, 01/20/50	962	824,947
3.00%, 04/20/50	7,381	6,321,636
3.00%, 07/20/50	11,270	9,643,557
3.00%, 08/20/50	1,493	1,277,050
3.00%, 04/20/51	2,965	2,530,711
3.00%, 10/20/51	1,117	951,730
3.00%, 11/20/51	1,905	1,623,002
3.00%, 03/20/52	382	321,435
3.00%, 07/20/52	433	368,402
3.00%, 10/20/52	3,296	2,803,420
3.00%, 05/20/54(a)	350	297,706
3.50%, 02/15/26	1	664
3.50%, 11/15/26	1	687
3.50%, 02/20/27	2	2,114
3.50%, 01/20/31	29	27,822
3.50%, 07/20/32	79	74,479
3.50%, 09/15/41	4	3,212
3.50%, 06/20/42	2,398	2,163,614
3.50%, 09/15/42	9	7,621
3.50%, 09/20/42	102	92,079
3.50%, 10/15/42	3	2,746
3.50%, 10/20/42	240	216,902
3.50%, 11/15/42	20	18,274
3.50%, 11/20/42	792	714,735
3.50%, 12/20/42	84	75,957
3.50%, 02/20/43	685	616,151
3.50%, 03/15/43	29	25,891
3.50%, 05/15/43	26	24,016
3.50%, 06/15/43	113	101,297
3.50%, 04/20/45	233	209,259
3.50%, 06/20/45	86	77,272
3.50%, 09/20/45	2,567	2,304,548
3.50%, 11/20/45	9	8,368
3.50%, 12/20/45	64	57,801
3.50%, 03/20/46	326	290,668
3.50%, 04/20/46	51	45,815
3.50%, 06/20/46	496	442,402
3.50%, 07/20/46	2,934	2,619,390
3.50%, 11/20/46	9	7,871
3.50%, 12/20/46	123	109,903
3.50%, 01/20/47	44	39,464
3.50%, 02/20/47	109	97,083
3.50%, 03/20/47	221	196,854
3.50%, 04/20/47	950	848,348
3.50%, 08/20/47	433	386,685
3.50%, 10/20/47	324	289,468
3.50%, 12/20/47	526	466,288
3.50%, 01/20/48	15	13,115
3.50%, 04/20/48	92	81,812
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 05/20/48	$286	$255,299
3.50%, 09/20/48	31	27,314
3.50%, 11/20/48	594	528,779
3.50%, 03/20/49	6,877	6,123,849
3.50%, 09/20/49	183	162,120
3.50%, 10/20/49	223	197,653
3.50%, 04/20/50	3,285	2,916,949
3.50%, 05/20/50	331	293,796
3.50%, 03/20/52(a)	6,875	6,055,390
3.50%, 08/20/52	456	401,542
3.50%, 11/20/52	5,303	4,670,920
3.50%, 12/20/52	3,066	2,700,576
4.00%, 03/20/26	1	561
4.00%, 07/20/26	0 (b)	489
4.00%, 02/15/41	5	4,915
4.00%, 03/15/41	4	4,087
4.00%, 04/15/41	19	18,045
4.00%, 05/15/41	5	4,658
4.00%, 12/15/41	6	5,310
4.00%, 01/15/42	5	4,221
4.00%, 02/15/42	15	14,163
4.00%, 03/15/42	33	30,962
4.00%, 05/15/42	8	7,392
4.00%, 08/15/42	8	7,042
4.00%, 09/20/42	176	163,278
4.00%, 04/15/44	23	21,529
4.00%, 05/15/44	38	34,840
4.00%, 08/20/44	21	19,688
4.00%, 10/20/44	229	211,951
4.00%, 03/20/45	937	866,658
4.00%, 08/15/45	2,632	2,424,131
4.00%, 08/20/45	365	336,677
4.00%, 09/20/45	5,672	5,234,989
4.00%, 10/20/45	5	4,199
4.00%, 01/20/46	8	7,072
4.00%, 03/20/46	88	81,478
4.00%, 07/20/46	9	7,905
4.00%, 09/20/46	256	236,013
4.00%, 11/20/46	101	92,650
4.00%, 12/15/46	16	14,907
4.00%, 05/20/47	25	23,259
4.00%, 06/20/47	1,444	1,328,871
4.00%, 07/20/47	291	267,406
4.00%, 08/20/47	6	5,154
4.00%, 11/20/47	87	79,861
4.00%, 03/20/48	55	50,901
4.00%, 04/20/48	360	329,405
4.00%, 05/20/48	2,881	2,645,441
4.00%, 06/20/48	1,064	976,448
4.00%, 07/20/48	314	288,667
4.00%, 11/20/48	3,360	3,083,824
4.00%, 09/15/49	170	155,679
4.00%, 01/20/50	417	382,516
4.00%, 02/20/50	9	8,378
4.00%, 09/20/52	876	793,743
4.00%, 10/20/52	2,182	1,977,262
4.00%, 12/20/52	543	491,975
4.00%, 06/20/53	2,597	2,352,433
4.50%, 07/20/24	0 (b)	29
4.50%, 08/15/39	69	65,848
4.50%, 07/15/40	16	15,469
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 08/15/40	$28	$26,395
4.50%, 07/20/41	1,294	1,241,448
4.50%, 11/20/45	169	160,692
4.50%, 08/20/46	281	268,446
4.50%, 09/20/46	45	42,966
4.50%, 10/20/46	47	44,374
4.50%, 11/20/46	46	44,345
4.50%, 04/20/47	5	4,416
4.50%, 06/20/47	6	5,303
4.50%, 07/20/47	1,940	1,839,390
4.50%, 02/20/48	273	258,046
4.50%, 06/20/48	18	16,586
4.50%, 07/20/48	110	104,161
4.50%, 08/20/48	97	91,492
4.50%, 09/20/48	1,102	1,041,034
4.50%, 10/20/48	783	739,407
4.50%, 12/20/48	815	769,912
4.50%, 01/20/49	550	519,147
4.50%, 03/20/49	13	12,659
4.50%, 06/20/49	535	505,367
4.50%, 08/20/49	163	153,625
4.50%, 10/20/49	118	111,241
4.50%, 01/20/50	624	589,573
4.50%, 08/20/52	418	390,118
4.50%, 10/20/52	1,634	1,524,128
4.50%, 03/20/53	6,069	5,661,439
4.50%, 06/20/53	4,617	4,300,358
4.50%, 07/20/53	1,246	1,160,948
4.50%, 05/20/54(a)	2,325	2,165,133
5.00%, 07/15/39	16	15,871
5.00%, 07/20/42	92	90,359
5.00%, 07/20/46	36	35,550
5.00%, 04/20/48	37	36,522
5.00%, 05/20/48	199	193,725
5.00%, 11/20/48	45	44,031
5.00%, 12/20/48	44	42,783
5.00%, 01/20/49	129	124,885
5.00%, 04/20/49	8	7,820
5.00%, 09/20/50	181	176,626
5.00%, 07/20/52	3,809	3,650,149
5.00%, 08/20/52	894	856,789
5.00%, 09/20/52	1,918	1,838,284
5.00%, 12/20/52	3,258	3,122,133
5.00%, 01/20/53	911	873,384
5.00%, 04/20/53	3,092	2,959,445
5.00%, 05/20/53	3,404	3,257,620
5.00%, 06/20/53	1,143	1,094,265
5.00%, 07/20/53	4,492	4,299,448
5.00%, 05/15/54(a)	143	137,249
5.50%, 10/15/38	11	11,186
5.50%, 07/20/40	156	157,706
5.50%, 12/20/52	3,173	3,115,433
5.50%, 01/20/53	1,311	1,286,421
5.50%, 03/20/53	741	726,796
5.50%, 04/20/53	10,416	10,215,872
5.50%, 05/20/53	476	466,842
5.50%, 06/20/53	188	184,761
5.50%, 11/20/53	2,748	2,694,845
5.50%, 05/15/54(a)	450	441,146
6.00%, 09/20/38	15	15,125
6.00%, 02/20/53	303	303,752
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 09/20/53	$3,537	$3,547,637
6.00%, 10/20/53	1,684	1,688,849
6.00%, 11/20/53	1,732	1,737,048
6.00%, 12/20/53	1,485	1,489,823
6.00%, 01/20/54	788	790,726
6.00%, 05/15/54(a)	3,390	3,398,793
6.00%, 06/15/54(a)	700	698,483
6.50%, 12/20/53	4,130	4,182,563
6.50%, 01/20/54	4,122	4,174,939
6.50%, 02/20/54	920	932,079
6.50%, 05/15/54(a)	3,260	3,300,957
		316,561,630
Total Long-Term Investments — 100.1% (Cost: $351,959,863)		316,561,630
	Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	15,950,000	15,950,000
Total Short-Term Securities — 5.0% (Cost: $15,950,000)		15,950,000
Total Investments Before TBA Sales Commitments — 105.1% (Cost: $367,909,863)		332,511,630
Security	Par (000)	Value
TBA Sales Commitments(a)
Mortgage-Backed Securities — (0.9)%
Government National Mortgage Association
2.00%, 05/15/54	(675)	$(531,068)
3.50%, 03/20/52	(750)	(660,588)
4.50%, 05/20/54	(1,000)	(931,240)
6.00%, 05/15/54	(700)	(701,764)
Total TBA Sales Commitments — (0.9)% (Proceeds: $(2,828,270))		(2,824,660)
Total Investments, Net of TBA Sales Commitments — 104.2% (Cost: $365,081,593)		329,686,970
Liabilities in Excess of Other Assets — (4.2)%		(13,371,521)
Net Assets — 100.0%		$316,315,449

(a)	Represents or includes a TBA transaction.
(b)	Rounds to less than 1,000.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$38,140,000	$—	$(22,190,000)(a)	$—	$—	$15,950,000	15,950,000	$779,086	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® GNMA Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$316,561,630	$—	$316,561,630
Short-Term Securities
Money Market Funds	15,950,000	—	—	15,950,000
Liabilities
Investments
TBA Sales Commitments	—	(2,824,660)	—	(2,824,660)
	$15,950,000	$313,736,970	$—	$329,686,970
See notes to financial statements.
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® TIPS Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.1%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/25	$214,315	$208,809,241
0.13%, 10/15/25	393,206	380,736,324
0.13%, 04/15/26	459,759	438,196,085
0.13%, 07/15/26	549,077	523,227,721
0.13%, 10/15/26	602,751	570,981,353
0.13%, 04/15/27	618,800	577,752,484
0.13%, 01/15/30	554,768	492,034,855
0.13%, 07/15/30	609,553	537,304,484
0.13%, 01/15/31	632,898	549,887,349
0.13%, 07/15/31	651,157	561,769,577
0.13%, 01/15/32	753,663	640,753,787
0.13%, 02/15/51	318,962	176,184,471
0.13%, 02/15/52	273,103	147,988,838
0.25%, 07/15/29	464,811	421,175,607
0.25%, 02/15/50	197,414	115,425,990
0.38%, 07/15/25	433,068	423,010,180
0.38%, 01/15/27	493,386	466,655,798
0.38%, 07/15/27	576,487	542,843,686
0.50%, 01/15/28	559,278	522,391,531
0.63%, 01/15/26	675,465	653,111,235
0.63%, 07/15/32	777,200	684,831,218
0.63%, 02/15/43	175,271	127,511,579
0.75%, 07/15/28	417,114	392,475,894
0.75%, 02/15/42	327,184	247,927,987
0.75%, 02/15/45	375,488	271,803,974
0.88%, 01/15/29	421,213	394,959,167
0.88%, 02/15/47	201,468	145,975,976
1.00%, 02/15/46	222,575	167,798,846
1.00%, 02/15/48	155,576	114,753,175
1.00%, 02/15/49	140,803	103,126,560
1.13%, 01/15/33	721,705	656,313,293
1.25%, 04/15/28	683,312	654,258,967
1.38%, 07/15/33	725,238	673,275,576
1.38%, 02/15/44	355,913	296,037,367
1.50%, 02/15/53	255,196	206,612,522
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.63%, 10/15/27	$609,355	$596,292,346
1.75%, 01/15/28	335,151	327,835,712
1.75%, 01/15/34	477,457	455,613,884
2.00%, 01/15/26	258,494	255,876,409
2.13%, 04/15/29	351,151	348,507,062
2.13%, 02/15/40	146,965	142,095,589
2.13%, 02/15/41	159,058	153,670,818
2.13%, 02/15/54	115,333	108,261,595
2.38%, 01/15/27	114,644	114,380,988
2.38%, 10/15/28	651,126	654,829,510
2.50%, 01/15/29	228,232	230,476,331
3.38%, 04/15/32	49,567	53,432,463
3.63%, 04/15/28	197,201	206,397,503
3.88%, 04/15/29	266,820	286,494,833
		18,022,067,740
Total Long-Term Investments — 99.1% (Cost: $20,996,709,130)		18,022,067,740
	Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(b)	71,200,000	71,200,000
Total Short-Term Securities — 0.4% (Cost: $71,200,000)		71,200,000
Total Investments — 99.5% (Cost: $21,067,909,130)		18,093,267,740
Other Assets Less Liabilities — 0.5%		89,873,698
Net Assets — 100.0%		$18,183,141,438

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$37,830,000	$33,370,000 (a)	$—	$—	$—	$71,200,000	71,200,000	$740,375 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® TIPS Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$18,022,067,740	$—	$18,022,067,740
Short-Term Securities
Money Market Funds	71,200,000	—	—	71,200,000
	$71,200,000	$18,022,067,740	$—	$18,093,267,740
See notes to financial statements.
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Treasury Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.5%
U.S. Treasury Floating Rate Note
5.36%, 07/31/24, (3-mo. Treasury money market yield + 0.037%)(a)	$966,077	$966,032,684
5.45%, 07/31/25, (3-mo. Treasury money market yield + 0.125%)(a)	1,010,863	1,011,284,499
5.47%, 10/31/24, (3-mo. Treasury money market yield + 0.140%)(a)	1,164,098	1,164,541,847
5.47%, 04/30/26, (3-mo.Treasury money market yield + 0.150%)(a)	858,753	858,885,984
5.49%, 04/30/25, (3-mo. Treasury money market yield + 0.169%)(a)	820,285	821,020,203
5.50%, 10/31/25, (3-mo. Treasury money market yield + 0.170%)(a)	943,109	944,073,863
5.53%, 01/31/25, (3-mo. Treasury money market yield + 0.200%)(a)	721,553	722,194,516
5.57%, 01/31/26, (3-mo. Treasury money market yield + 0.245%)(a)	384,588	385,366,025
		6,873,399,621
Total Long-Term Investments — 98.5% (Cost: $6,870,678,024)		6,873,399,621
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(b)(c)	46,910,000	$46,910,000
Total Short-Term Securities — 0.7% (Cost: $46,910,000)		46,910,000
Total Investments — 99.2% (Cost: $6,917,588,024)		6,920,309,621
Other Assets Less Liabilities — 0.8%		56,905,609
Net Assets — 100.0%		$6,977,215,230

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$205,190,000	$—	$(158,280,000)(a)	$—	$—	$46,910,000	46,910,000	$1,354,004	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$6,873,399,621	$—	$6,873,399,621
Short-Term Securities
Money Market Funds	46,910,000	—	—	46,910,000
	$46,910,000	$6,873,399,621	$—	$6,920,309,621
See notes to financial statements.
Schedule of Investments
27

Schedule of Investments (unaudited)
April 30, 2024
iShares® U.S. Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.8%
U.S. Treasury Note/Bond
0.25%, 05/15/24	$1,255	$1,252,819
0.25%, 05/31/25	118,538	112,360,679
0.25%, 07/31/25	16,607	15,620,771
0.25%, 08/31/25	377,539	353,780,775
0.25%, 10/31/25	367,531	341,774,747
0.38%, 08/15/24	657	647,286
0.38%, 11/30/25	613,927	569,897,294
0.38%, 07/31/27	51,457	44,592,716
0.50%, 03/31/25	585	560,383
0.50%, 02/28/26	431,744	397,440,960
0.50%, 05/31/27	138,294	121,185,344
0.50%, 08/31/27	30,726	26,659,432
0.63%, 07/31/26	253,310	230,037,325
0.63%, 12/31/27	264,551	227,586,027
0.63%, 05/15/30	13,364	10,518,722
0.63%, 08/15/30	176,308	137,478,761
0.75%, 03/31/26	152,513	140,663,086
0.75%, 04/30/26	80,733	74,214,808
0.75%, 05/31/26	80,879	74,102,591
0.75%, 08/31/26	511,555	464,476,317
0.75%, 01/31/28	12,776	11,012,159
0.88%, 06/30/26	150,886	138,255,374
0.88%, 09/30/26	139,952	127,099,831
1.00%, 12/15/24(a)	920	895,787
1.00%, 07/31/28	170,445	145,956,846
1.13%, 01/15/25(a)	63	61,376
1.13%, 02/28/25	225	217,228
1.13%, 10/31/26	147,253	134,155,263
1.13%, 08/31/28	16,278	13,980,932
1.13%, 05/15/40	99,439	58,548,360
1.13%, 08/15/40	120,124	70,009,536
1.25%, 11/30/26	145,729	132,840,909
1.25%, 03/31/28	239,590	209,519,934
1.25%, 06/30/28	91,406	79,330,410
1.25%, 09/30/28	261,023	224,857,039
1.25%, 08/15/31	68,177	53,851,840
1.38%, 10/31/28	173,051	149,594,304
1.38%, 12/31/28	41,091	35,349,840
1.38%, 11/15/31	1,567,305	1,239,762,657
1.38%, 11/15/40	130,563	79,123,339
1.38%, 08/15/50	65,229	31,827,068
1.50%, 02/15/25	1,978	1,919,182
1.50%, 08/15/26	134,329	124,275,776
1.50%, 11/30/28	464,974	403,383,107
1.50%, 02/15/30	25	20,545
1.63%, 02/15/26	206,381	194,215,620
1.63%, 05/15/26	681,099	636,535,277
1.63%, 09/30/26	44,199	40,889,625
1.63%, 08/15/29	51,457	44,132,418
1.63%, 05/15/31	222,023	181,695,014
1.63%, 11/15/50	87,329	45,636,120
1.88%, 07/31/26	59,499	55,599,213
1.88%, 02/15/32	238,725	195,120,387
1.88%, 02/15/41	163,350	107,358,221
1.88%, 02/15/51	1,531,544	855,032,187
1.88%, 11/15/51	113,298	62,827,282
2.00%, 02/15/25	527	513,121
2.00%, 08/15/25	300,176	288,380,404
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.00%, 11/15/26	$126,937	$118,120,457
2.00%, 02/15/50	3,469	2,018,679
2.00%, 08/15/51	140,779	80,815,715
2.13%, 05/15/25	267,769	259,375,068
2.25%, 11/15/25	27,687	26,506,771
2.25%, 02/15/27	612,002	570,189,927
2.25%, 08/15/27	118,077	108,806,388
2.25%, 11/15/27	355,399	325,842,943
2.25%, 05/15/41	83,061	57,883,274
2.25%, 08/15/49	1,715	1,064,320
2.25%, 02/15/52	106,185	64,752,233
2.38%, 08/15/24	982	973,714
2.38%, 04/30/26	15,541	14,761,295
2.38%, 05/15/27	84,645	78,733,448
2.38%, 03/31/29	101,619	91,171,117
2.38%, 05/15/29	288,241	258,122,156
2.38%, 05/15/51	21,273	13,420,019
2.50%, 02/28/26	25,737	24,583,671
2.50%, 02/15/46	4,997	3,388,005
2.50%, 05/15/46	590,958	399,566,364
2.63%, 02/15/29	781,937	711,501,585
2.63%, 07/31/29	234,490	211,792,009
2.75%, 05/15/25	210,666	205,388,868
2.75%, 06/30/25	183,637	178,565,268
2.75%, 08/31/25	25,737	24,934,536
2.75%, 04/30/27	18,350	17,272,278
2.75%, 07/31/27	2,278	2,135,644
2.75%, 02/15/28	684,233	635,694,850
2.75%, 08/15/32	138,908	120,453,682
2.75%, 11/15/42	510,181	376,178,845
2.75%, 08/15/47	15,878	11,125,214
2.75%, 11/15/47	57,467	40,182,004
2.88%, 04/30/25	2,894	2,827,511
2.88%, 06/15/25	49,076	47,825,608
2.88%, 07/31/25	25,737	25,014,963
2.88%, 11/30/25	45,365	43,816,211
2.88%, 05/15/28	420,750	391,494,913
2.88%, 08/15/28	6,059	5,616,419
2.88%, 05/15/32	144,022	126,547,906
2.88%, 05/15/43	50,369	37,695,857
2.88%, 08/15/45	118,119	86,355,916
2.88%, 11/15/46	322,346	233,159,119
2.88%, 05/15/49	14,104	10,021,962
2.88%, 05/15/52	6,075	4,275,044
3.00%, 07/15/25	23,804	23,194,465
3.00%, 10/31/25	37,962	36,790,710
3.00%, 11/15/44	12,207	9,186,721
3.00%, 02/15/47	3,062	2,259,513
3.00%, 02/15/48	170,516	124,949,596
3.00%, 08/15/48	46,019	33,620,834
3.00%, 08/15/52	136,632	98,647,237
3.13%, 08/15/25	98,124	95,629,127
3.13%, 11/15/28	861,674	804,789,870
3.13%, 08/31/29	184,295	170,501,486
3.13%, 02/15/43	117,004	91,363,593
3.25%, 08/31/24(a)	53	52,332
3.25%, 06/30/29	2,639	2,460,166
3.38%, 05/15/33	207,092	187,159,756
3.38%, 05/15/44	71,652	57,601,249
3.38%, 11/15/48	32,684	25,581,927
3.50%, 01/31/30	144,152	135,316,872
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 02/15/33	$228,114	$208,608,380
3.50%, 02/15/39	21,273	18,532,922
3.63%, 05/15/26	235,449	229,094,202
3.63%, 03/31/30	154,129	145,477,684
3.63%, 08/15/43	35	29,360
3.63%, 02/15/53	78,333	64,000,509
3.63%, 05/15/53	117,538	96,068,704
3.75%, 05/31/30	84,955	80,617,649
3.75%, 06/30/30	85,802	81,371,606
3.75%, 12/31/30	64,305	60,798,179
3.75%, 11/15/43	521,310	444,763,127
3.88%, 01/15/26	182,208	178,535,370
3.88%, 09/30/29	61,913	59,407,074
3.88%, 11/30/29	83,820	80,330,067
3.88%, 12/31/29	129,913	124,447,137
3.88%, 08/15/33	126,229	118,497,192
3.88%, 08/15/40	30,861	27,601,217
4.00%, 01/15/27	228,421	223,165,924
4.00%, 02/29/28	251,229	244,163,573
4.00%, 02/28/30	207,668	200,059,108
4.00%, 07/31/30	85,802	82,484,356
4.00%, 01/31/31	129,843	124,542,577
4.00%, 02/15/34	260,886	247,026,621
4.00%, 11/15/52	186,033	163,011,066
4.13%, 06/15/26	95,939	94,226,143
4.13%, 02/15/27	296,912	290,974,152
4.13%, 03/31/29	144,530	140,758,670
4.13%, 08/31/30	55,507	53,713,670
4.13%, 11/15/32	166,694	160,052,094
4.13%, 08/15/53	80,956	72,493,747
4.25%, 12/31/24	950	943,200
4.25%, 05/31/25	104,422	103,320,674
4.25%, 03/15/27	185,910	182,773,162
4.25%, 05/15/39	13,419	12,699,680
4.25%, 11/15/40	31,869	29,787,369
4.25%, 02/15/54	81,136	74,277,289
4.38%, 08/15/26	103,243	101,872,001
4.38%, 12/15/26	228,421	225,343,065
4.38%, 08/31/28	113,045	111,313,802
4.38%, 11/30/30	63,229	62,020,737
4.38%, 02/15/38	145,779	141,434,296
4.38%, 11/15/39	219,476	209,848,396
4.38%, 05/15/40	21,273	20,275,447
4.38%, 08/15/43	39,257	36,662,171
4.50%, 11/15/25	166,096	164,467,876
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.50%, 07/15/26	$159,969	$158,287,779
4.50%, 11/15/33	209,577	206,499,330
4.50%, 05/15/38	3,047	2,988,125
4.63%, 06/30/25	47,298	46,982,163
4.63%, 09/15/26	108,922	108,066,396
4.63%, 10/15/26	109,475	108,637,031
4.63%, 11/15/26	114,170	113,304,806
4.63%, 09/30/30	128,330	127,683,238
4.75%, 02/15/41	56,649	56,173,435
4.75%, 11/15/53	53,632	53,355,162
4.88%, 10/31/30	125,845	126,946,446
5.00%, 08/31/25	110,594	110,309,274
5.00%, 05/15/37	42,722	44,285,485
5.50%, 08/15/28	2,499	2,574,252
6.13%, 11/15/27	343,210	357,729,705
U.S. Treasury STRIPS
0.00%, 02/15/29(b)	46,832	37,284,386
0.00%, 08/15/35(b)	16,829	9,809,026
0.00%, 08/15/36(b)	71,366	39,498,156
0.00%, 05/15/43(b)	34,088	13,004,065
		24,783,021,109
Total Long-Term Investments — 98.8% (Cost: $27,446,823,890)		24,783,021,109
	Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(c)(d)	25,800,295	25,800,295
Total Short-Term Securities — 0.1% (Cost: $25,800,295)		25,800,295
Total Investments — 98.9% (Cost: $27,472,624,185)		24,808,821,404
Other Assets Less Liabilities — 1.1%		271,347,730
Net Assets — 100.0%		$25,080,169,134

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$35,890,000	$—	$(10,089,705)(a)	$—	$—	$25,800,295	25,800,295	$3,324,376 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$24,783,021,109	$—	$24,783,021,109
Short-Term Securities
Money Market Funds	25,800,295	—	—	25,800,295
	$25,800,295	$24,783,021,109	$—	$24,808,821,404
See notes to financial statements.
30
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares 0-5 Year TIPS Bond ETF	iShares CMBS ETF	iShares GNMA Bond ETF	iShares TIPS Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$7,836,820,617	$401,073,848	$316,561,630	$18,022,067,740
Investments, at value—affiliated(b)	296,850,000	5,530,000	15,950,000	71,200,000
Cash	8,297	—	—	7,536
Receivables:
Investments sold	222,472,623	1,955,408	2,187,733	409,742,951
TBA sales commitments	—	—	2,828,270	—
Capital shares sold	10,034,914	—	—	5,464,324
Dividends—affiliated	724,874	29,207	45,478	255,241
Interest— unaffiliated	8,520,955	1,227,753	1,025,969	31,867,035
Total assets	8,375,432,280	409,816,216	338,599,080	18,540,604,827
LIABILITIES
Bank overdraft	—	1,001,175	40,295	—
TBA sales commitments, at value(c)	—	—	2,824,660	—
Payables:
Investments purchased	436,894,112	3,615,140	19,392,895	354,285,972
Capital shares redeemed	363,011	—	—	368,907
Investment advisory fees	195,945	86,547	25,781	2,808,510
Due to custodian	—	1,047,219	—	—
Total liabilities	437,453,068	5,750,081	22,283,631	357,463,389
Commitments and contingent liabilities
NET ASSETS	$7,937,979,212	$404,066,135	$316,315,449	$18,183,141,438
NET ASSETS CONSIST OF
Paid-in capital	$8,521,435,797	$509,629,969	$380,591,077	$22,372,127,617
Accumulated loss	(583,456,585)	(105,563,834)	(64,275,628)	(4,188,986,179)
NET ASSETS	$7,937,979,212	$404,066,135	$316,315,449	$18,183,141,438
NET ASSET VALUE
Shares outstanding	80,000,000	8,800,000	7,500,000	172,300,000
Net asset value	$99.22	$45.92	$42.18	$105.53
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$8,165,457,442	$447,631,976	$351,959,863	$20,996,709,130
(b) Investments, at cost—affiliated	$296,850,000	$5,530,000	$15,950,000	$71,200,000
(c) Proceeds from TBA sales commitments	$—	$—	$2,828,270	$—
See notes to financial statements.
Financial Statements
31

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2024

	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$6,873,399,621	$24,783,021,109
Investments, at value—affiliated(c)	46,910,000	25,800,295
Cash	56,015,668	—
Receivables:
Investments sold	—	361,191,486
Securities lending income—affiliated	5,215	3,422
Capital shares sold	—	303,724
Dividends—affiliated	32,685	103,376
Interest— unaffiliated	1,836,656	221,786,602
Total assets	6,978,199,845	25,392,210,014
LIABILITIES
Bank overdraft	—	6,563
Collateral on securities loaned, at value	—	1,100,295
Payables:
Investments purchased	—	309,791,073
Capital shares redeemed	148,381	110,648
Investment advisory fees	836,234	1,032,301
Total liabilities	984,615	312,040,880
Commitments and contingent liabilities
NET ASSETS	$6,977,215,230	$25,080,169,134
NET ASSETS CONSIST OF
Paid-in capital	$6,943,479,847	$28,804,917,961
Accumulated earnings (loss)	33,735,383	(3,724,748,827)
NET ASSETS	$6,977,215,230	$25,080,169,134
NET ASSET VALUE
Shares outstanding	137,700,000	1,132,700,000
Net asset value	$50.67	$22.14
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$6,870,678,024	$27,446,823,890
(b) Securities loaned, at value	$—	$1,076,365
(c) Investments, at cost—affiliated	$46,910,000	$25,800,295
See notes to financial statements.
32
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares 0-5 Year TIPS Bond ETF	iShares CMBS ETF	iShares GNMA Bond ETF	iShares TIPS Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$2,290,746	$162,068	$779,086	$681,813
Interest—unaffiliated(a)(b)	74,717,648	6,828,938	6,440,080	193,757,077
Securities lending income—affiliated—net	40,439	—	—	58,562
Total investment income	77,048,833	6,991,006	7,219,166	194,497,452
EXPENSES
Investment advisory	1,251,265	502,268	181,003	17,425,787
Interest expense	—	454	—	—
Total expenses	1,251,265	502,722	181,003	17,425,787
Less:
Investment advisory fees waived	—	—	(13,232)	—
Total expenses after fees waived	1,251,265	502,722	167,771	17,425,787
Net investment income	75,797,568	6,488,284	7,051,395	177,071,665
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(20,066,961)	(7,429,914)	(3,567,053)	(172,010,519)
In-kind redemptions—unaffiliated(c)	(56,076,993)	—	—	(291,687,806)
	(76,143,954)	(7,429,914)	(3,567,053)	(463,698,325)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	254,617,636	18,135,932	13,112,925	972,752,186
	254,617,636	18,135,932	13,112,925	972,752,186
Net realized and unrealized gain	178,473,682	10,706,018	9,545,872	509,053,861
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$254,271,250	$17,194,302	$16,597,267	$686,125,526
(a) Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
(b) Includes net deflationary adjustments for U.S. Treasury Inflation Index Bonds which exceeded the aggregate of interest accrued to income for the period.
(c) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
33

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2024

	iShares Treasury Floating Rate Bond ETF	iShares U.S. Treasury Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,107,015	$3,281,893
Interest—unaffiliated	250,129,598	358,687,736
Securities lending income—affiliated—net	246,989	42,483
Total investment income	251,483,602	362,012,112
EXPENSES
Investment advisory	6,892,668	5,841,739
Total expenses	6,892,668	5,841,739
Net investment income	244,590,934	356,170,373
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(35,953)	(85,760,846)
In-kind redemptions—unaffiliated(a)	1,541,629	(42,152,419)
	1,505,676	(127,913,265)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(890,959)	508,770,274
	(890,959)	508,770,274
Net realized and unrealized gain	614,717	380,857,009
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$245,205,651	$737,027,382
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
34
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	iShares 0-5 Year TIPS Bond ETF		iShares CMBS ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$75,797,568	$353,156,892	$6,488,284	$14,549,085
Net realized loss	(76,143,954)	(305,834,700)	(7,429,914)	(34,068,089)
Net change in unrealized appreciation (depreciation)	254,617,636	262,862,870	18,135,932	32,379,549
Net increase in net assets resulting from operations	254,271,250	310,185,062	17,194,302	12,860,545
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(64,155,389)(b)	(315,980,634)	(6,400,393)(b)	(14,866,531)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,391,170,693)	(2,978,988,307)	10,963,786	(201,514,842)
NET ASSETS
Total increase (decrease) in net assets	(1,201,054,832)	(2,984,783,879)	21,757,695	(203,520,828)
Beginning of period	9,139,034,044	12,123,817,923	382,308,440	585,829,268
End of period	$7,937,979,212	$9,139,034,044	$404,066,135	$382,308,440

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
35

Statements of Changes in Net Assets(continued)

	iShares GNMA Bond ETF		iShares TIPS Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,051,395	$11,524,189	$177,071,665	$645,192,196
Net realized loss	(3,567,053)	(13,871,507)	(463,698,325)	(1,231,933,503)
Net change in unrealized appreciation (depreciation)	13,112,925	3,241,248	972,752,186	468,465,491
Net increase (decrease) in net assets resulting from operations	16,597,267	893,930	686,125,526	(118,275,816)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,942,417)(b)	(11,052,215)	(145,131,196)(b)	(558,157,389)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(9,829,689)	(3,629,066)	(2,078,265,219)	(4,585,020,593)
NET ASSETS
Total decrease in net assets	(174,839)	(13,787,351)	(1,537,270,889)	(5,261,453,798)
Beginning of period	316,490,288	330,277,639	19,720,412,327	24,981,866,125
End of period	$316,315,449	$316,490,288	$18,183,141,438	$19,720,412,327

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
36
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares Treasury Floating Rate Bond ETF		iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$244,590,934	$327,849,084	$356,170,373	$613,045,410
Net realized gain (loss)	1,505,676	440,950	(127,913,265)	(543,955,570)
Net change in unrealized appreciation (depreciation)	(890,959)	4,271,385	508,770,274	(317,384,856)
Net increase (decrease) in net assets resulting from operations	245,205,651	332,561,419	737,027,382	(248,295,016)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(263,848,792)(b)	(289,268,329)	(346,975,115)(b)	(599,704,339)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,850,549,273)	7,020,292,037	2,090,978,315	2,205,223,696
NET ASSETS
Total increase (decrease) in net assets	(3,869,192,414)	7,063,585,127	2,481,030,582	1,357,224,341
Beginning of period	10,846,407,644	3,782,822,517	22,599,138,552	21,241,914,211
End of period	$6,977,215,230	$10,846,407,644	$25,080,169,134	$22,599,138,552

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
37

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year TIPS Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$97.07	$97.18	$105.95	$103.32	$100.17	$98.21
Net investment income(a)	0.89	2.88	6.31	4.52	1.62	2.05
Net realized and unrealized gain (loss)(b)	1.96	(0.40)	(8.83)	2.17	2.85	2.02
Net increase (decrease) from investment operations	2.85	2.48	(2.52)	6.69	4.47	4.07
Distributions from net investment income(c)	(0.70)(d)	(2.59)	(6.25)	(4.06)	(1.32)	(2.11)
Net asset value, end of period	$99.22	$97.07	$97.18	$105.95	$103.32	$100.17
Total Return(e)
Based on net asset value	2.96%(f)	2.56%	(2.51)%	6.55%	4.49%	4.17%
Ratios to Average Net Assets(g)
Total expenses	0.03%(h)	0.03%	0.03%	0.05%	0.06%	0.06%
Net investment income	1.82%(h)	2.95%	6.15%	4.28%	1.59%	2.07%
Supplemental Data
Net assets, end of period (000)	$7,937,979	$9,139,034	$12,123,818	$7,495,692	$2,841,229	$2,343,861
Portfolio turnover rate(i)	15%	30%	27%	36%	72%	58%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
38
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$44.45	$45.06	$53.62	$54.88	$53.42	$49.36
Net investment income(a)	0.74	1.32	1.19	1.23	1.39	1.45
Net realized and unrealized gain (loss)(b)	1.47	(0.59)	(8.45)	(1.06)	1.47	4.04
Net increase (decrease) from investment operations	2.21	0.73	(7.26)	0.17	2.86	5.49
Distributions(c)
From net investment income	(0.74)(d)	(1.34)	(1.18)	(1.22)	(1.40)	(1.43)
From net realized gain	—	—	(0.12)	(0.21)	—	—
Total distributions	(0.74)	(1.34)	(1.30)	(1.43)	(1.40)	(1.43)
Net asset value, end of period	$45.92	$44.45	$45.06	$53.62	$54.88	$53.42
Total Return(e)
Based on net asset value	4.95%(f)	1.58%	(13.75)%	0.29%	5.42%	11.27%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.23%(h)	2.88%	2.39%	2.26%	2.58%	2.81%
Supplemental Data
Net assets, end of period (000)	$404,066	$382,308	$585,829	$820,386	$491,195	$422,024
Portfolio turnover rate(i)	21%	19%	21%	13%	26%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
39

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$40.84	$42.62	$49.88	$50.93	$50.35	$47.67
Net investment income(a)	0.84	1.44	0.66	0.04	0.77	1.34
Net realized and unrealized gain (loss)(b)	1.35	(1.82)	(7.31)	(0.61)	0.82	2.69
Net increase (decrease) from investment operations	2.19	(0.38)	(6.65)	(0.57)	1.59	4.03
Distributions(c)
From net investment income	(0.85)(d)	(1.40)	(0.61)	(0.06)	(0.82)	(1.35)
Return of capital	—	—	—	(0.42)	(0.19)	—
Total distributions	(0.85)	(1.40)	(0.61)	(0.48)	(1.01)	(1.35)
Net asset value, end of period	$42.18	$40.84	$42.62	$49.88	$50.93	$50.35
Total Return(e)
Based on net asset value	5.33%(f)	(1.05)%	(13.42)%	(1.14)%	3.18%	8.55%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.15%	0.15%	0.15%
Total expenses after fees waived	0.09%(h)	0.09%	0.09%	0.13%	0.12%	0.13%
Net investment income	3.90%(h)	3.30%	1.41%	0.08%	1.51%	2.71%
Supplemental Data
Net assets, end of period (000)	$316,315	$316,490	$330,278	$483,847	$481,283	$178,753
Portfolio turnover rate(i)(j)	154%	327%	313%	498%	699%	529%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
40
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares TIPS Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$102.71	$106.26	$128.61	$125.29	$116.11	$108.83
Net investment income(a)	1.00	3.09	7.63	4.90	1.56	2.11
Net realized and unrealized gain (loss)(b)	2.59	(3.93)	(21.96)	3.33	8.87	7.41
Net increase (decrease) from investment operations	3.59	(0.84)	(14.33)	8.23	10.43	9.52
Distributions from net investment income(c)	(0.77)(d)	(2.71)	(8.02)	(4.91)	(1.25)	(2.24)
Net asset value, end of period	$105.53	$102.71	$106.26	$128.61	$125.29	$116.11
Total Return(e)
Based on net asset value	3.51%(f)	(0.87)%	(11.62)%	6.67%	9.02%	8.80%
Ratios to Average Net Assets(g)
Total expenses	0.19%(h)	0.19%	0.19%	0.19%	0.19%	0.19%
Net investment income	1.89%(h)	2.89%	6.36%	3.84%	1.29%	1.87%
Supplemental Data
Net assets, end of period (000)	$18,183,141	$19,720,412	$24,981,866	$35,868,635	$23,956,337	$20,436,063
Portfolio turnover rate(i)	10%	18%	20%	34%	53%	17%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
41

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$50.73	$50.50	$50.26	$50.29	$50.28	$50.31
Net investment income (loss)(a)	1.34	2.53	1.05	(0.01)	0.31	1.08
Net realized and unrealized gain (loss)(b)	0.02	(0.04)	(0.44)	(0.01)	0.08	(0.04)
Net increase (decrease) from investment operations	1.36	2.49	0.61	(0.02)	0.39	1.04
Distributions(c)
Distributions from net investment income	(1.42)(d)	(2.26)	(0.37)	(0.01)	(0.38)	(1.07)
From net realized gain	—	—	(0.00)(e)	(0.00)(e)	—	—
Total distributions	(1.42)	(2.26)	(0.37)	(0.01)	(0.38)	(1.07)
Net asset value, end of period	$50.67	$50.73	$50.50	$50.26	$50.29	$50.28
Total Return(f)
Based on net asset value	2.71%(g)	5.05%	1.22%	(0.04)%	0.78%	2.09%
Ratios to Average Net Assets(h)
Total expenses	0.15%(i)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	5.32%(i)	5.00%	2.08%	(0.02)%	0.62%	2.15%
Supplemental Data
Net assets, end of period (000)	$6,977,215	$10,846,408	$3,782,823	$261,364	$407,351	$507,830
Portfolio turnover rate(j)	5%	14%	6%	74%	44%	20%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
42
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Treasury Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$21.72	$22.40	$26.46	$27.66	$26.28	$24.17
Net investment income(a)	0.34	0.59	0.38	0.25	0.39	0.53
Net realized and unrealized gain (loss)(b)	0.42	(0.70)	(4.11)	(0.96)	1.40	2.10
Net increase (decrease) from investment operations	0.76	(0.11)	(3.73)	(0.71)	1.79	2.63
Distributions(c)
From net investment income	(0.34)(d)	(0.57)	(0.33)	(0.25)	(0.41)	(0.52)
From net realized gain	—	—	—	(0.24)	—	—
Total distributions	(0.34)	(0.57)	(0.33)	(0.49)	(0.41)	(0.52)
Net asset value, end of period	$22.14	$21.72	$22.40	$26.46	$27.66	$26.28
Total Return(e)
Based on net asset value	3.46%(f)	(0.54)%	(14.21)%	(2.58)%	6.84%	10.99%
Ratios to Average Net Assets(g)
Total expenses	0.05%(h)	0.05%	0.05%	0.09%	0.15%	0.15%
Net investment income	3.05%(h)	2.57%	1.57%	0.95%	1.43%	2.09%
Supplemental Data
Net assets, end of period (000)	$25,080,169	$22,599,139	$21,241,914	$15,665,181	$15,037,638	$15,219,211
Portfolio turnover rate(i)	9%	23%	50%	128%	91%	22%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
43

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year TIPS Bond	Diversified
CMBS	Diversified
GNMA Bond	Diversified
TIPS Bond	Diversified
Treasury Floating Rate Bond	Diversified
U.S. Treasury Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT  VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
44
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Notes to Financial Statements
45

Notes to Financial Statements (unaudited) (continued)
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
Stripped Bonds: A stripped bond is a bond that has had its coupon payments and principal repayment stripped into two separate components then selling the separate parts as a zero-coupon bond and an interest paying coupon bond. Once stripped, each component trades as a separate security. Stripped bonds have a greater sensitivity to changes in interest rates than similar maturity debt obligations which provide for regular interest payments.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Treasury Bond
J.P. Morgan Securities LLC	$1,076,365	$(1,076,365)	$—	$—
46
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year TIPS Bond	0.03%
CMBS	0.25
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
U.S. Treasury Bond	0.05
For its investment advisory services to the iShares TIPS Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.
This amount is included in investment advisory fees waived in the Statement of Operation. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
GNMA Bond	$13,232
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares 0-5 Year TIPS Bond ETF, iShares CMBS ETF, iShares GNMA Bond ETF, iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares TIPS Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Notes to Financial Statements
47

Notes to Financial Statements (unaudited) (continued)
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year TIPS Bond	$10,590
TIPS Bond	15,562
Treasury Floating Rate Bond	63,529
U.S. Treasury Bond	12,437
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
0-5 Year TIPS Bond	$1,215,734,517	$1,551,274,408	$—	$—
CMBS	53,399,123	42,377,772	38,918,833	39,759,230
GNMA Bond	546,292,230	556,949,406	—	—
TIPS Bond	1,965,373,584	2,069,297,464	—	—
Treasury Floating Rate Bond	2,410,187,016	390,905,290	—	—
U.S. Treasury Bond	2,153,771,539	2,141,514,785	—	—
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year TIPS Bond	$681,412,614	$2,064,677,679
TIPS Bond	2,476,904,680	4,546,249,377
Treasury Floating Rate Bond	648,727,542	4,441,760,281
U.S. Treasury Bond	4,474,274,279	2,397,418,279
48
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
0-5 Year TIPS Bond	$(210,256,391)
CMBS	(52,268,642)
GNMA Bond	(26,186,566)
TIPS Bond	(863,264,677)
Treasury Floating Rate Bond	(163,317)
U.S. Treasury Bond	(990,890,957)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year TIPS Bond	$8,479,688,559	$32,449	$(346,050,391)	$(346,017,942)
CMBS	453,632,163	178,343	(47,206,658)	(47,028,315)
GNMA Bond	368,113,332	423,438	(36,021,530)	(35,598,092)
TIPS Bond	21,074,776,290	11,621	(2,981,520,171)	(2,981,508,550)
Treasury Floating Rate Bond	6,917,588,024	2,747,739	(26,142)	2,721,597
U.S. Treasury Bond	27,482,864,518	3,564,649	(2,677,607,763)	(2,674,043,114)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
49

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year TIPS Bond
Shares sold	7,000,000	$692,954,545	37,250,000	$3,635,222,692
Shares redeemed	(21,150,000)	(2,084,125,238)	(67,850,000)	(6,614,210,999)
	(14,150,000)	$(1,391,170,693)	(30,600,000)	$(2,978,988,307)
CMBS
Shares sold	1,450,000	$67,838,208	1,000,000	$46,266,952
Shares redeemed	(1,250,000)	(56,874,422)	(5,400,000)	(247,781,794)
	200,000	$10,963,786	(4,400,000)	$(201,514,842)
GNMA Bond
Shares sold	1,850,000	$81,298,285	5,850,000	$254,480,873
Shares redeemed	(2,100,000)	(91,127,974)	(5,850,000)	(258,109,939)
	(250,000)	$(9,829,689)	—	$(3,629,066)
TIPS Bond
Shares sold	23,400,000	$2,486,521,341	78,700,000	$8,459,578,503
Shares redeemed	(43,100,000)	(4,564,786,560)	(121,800,000)	(13,044,599,096)
	(19,700,000)	$(2,078,265,219)	(43,100,000)	$(4,585,020,593)
50
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Treasury Floating Rate Bond
Shares sold	13,200,000	$667,098,101	158,900,000	$8,030,898,754
Shares redeemed	(89,300,000)	(4,517,647,374)	(20,000,000)	(1,010,606,717)
	(76,100,000)	$(3,850,549,273)	138,900,000	$7,020,292,037
U.S. Treasury Bond
Shares sold	200,300,000	$4,531,423,137	499,500,000	$11,473,350,849
Shares redeemed	(108,300,000)	(2,440,444,822)	(407,600,000)	(9,268,127,153)
	92,000,000	$2,090,978,315	91,900,000	$2,205,223,696
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
51

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year TIPS Bond ETF, iShares CMBS ETF, iShares GNMA Bond ETF, iShares TIPS Bond ETF, iShares Treasury Floating Rate Bond ETF and iShares U.S. Treasury Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
52
2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information
53

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
54
2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest & Principal of Securities
TBA	To-Be-Announced
Glossary of Terms Used in this Report
55

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited or ICE Data Indices, LLC nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1005-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ
• iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
Investment Objective
The iShares Core 1-5 Year USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment-grade or high yield with remaining maturities between one and five years, as represented by the Bloomberg U.S. Universal 1-5 Year Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.33%	2.61%	1.18%	1.51%	2.61%	6.06%	16.19%
Fund Market	3.32	2.62	1.17	1.48	2.62	6.00	15.83
Index	3.33	2.59	1.22	1.57	2.59	6.26	16.85
Index Performance through June 2, 2014 reflects the performance of the Bloomberg U.S. Government/Credit 1-5 Year Bond Index. Index performance beginning on June 3, 2014 reflects the performance of the Bloomberg U.S. Universal 1-5 Year Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,033.30	$0.30	$1,000.00	$1,024.60	$0.30	0.06%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	60.3%
Aa	3.7
A	13.3
Baa	12.2
Ba	3.5
B	3.4
Caa	1.0
Ca	0.1
Not Rated	2.5
PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	54.7%
Corporate Bonds & Notes	36.3
Foreign Government Obligations	6.3
Collaterized Mortgage Obligations	1.7
Asset-Backed Securities	1.0
Municipal Debt Obligations	— (b)
Common Stocks	— (b)

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Core International Aggregate Bond ETF
Investment Objective
The iShares Core International Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of global non-U.S. dollar-denominated investment-grade bonds that mitigates exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.08%	4.57%	0.72%	2.09%	4.57%	3.65%	19.14%
Fund Market	5.16	4.22	0.62	2.07	4.22	3.13	18.92
Index	5.15	4.76	0.84	2.19	4.76	4.29	20.10
The inception date of the Fund was November 10, 2015. The first day of secondary market trading was November 12, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,050.80	$0.36	$1,000.00	$1,024.50	$0.35	0.07%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	80.8%
Corporate Bonds & Notes	19.2
GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
China	19.7%
Japan	10.8
France	9.6
Germany	8.6
United Kingdom	7.4
Italy	6.1
Canada	5.8
Spain	4.3
Supranational	3.2
Australia	2.8

(a)	Excludes money market funds.
Fund Summary
5

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
6
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
5.15%, 09/15/30	$1,000	$996,700
Class A, 4.95%, 10/15/27	1,000	992,191
Series 2022-2, Class A, 3.39%, 05/15/27	3,000	2,934,720
BMW Vehicle Lease Trust, 5.99%, 09/25/26	320	321,412
Discover Card Execution Note Trust, 3.56%, 07/15/27	2,000	1,953,629
Exeter Automobile Receivables Trust
5.92%, 02/15/30 (Call 11/15/28)	1,000	986,206
5.74%, 05/15/29 (Call 11/15/28)	2,000	1,982,916
Ford Credit Auto Owner Trust, 5.09%, 12/15/28 (Call 10/15/27)	2,100	2,084,159
GM Financial Automobile Leasing Trust, 5.16%, 01/20/27 (Call 08/20/25)	3,000	2,984,455
GM Financial Consumer Automobile Receivables Trust
4.66%, 02/16/28 (Call 12/16/26)	3,090	3,050,821
4.47%, 02/16/28 (Call 02/16/27)	2,000	1,967,598
5.78%, 08/16/28 (Call 01/16/27)	610	613,069
Hyundai Auto Receivables Trust, 5.48%, 04/17/28 (Call 10/15/27)	2,000	1,997,864
John Deere Owner Trust, 4.96%, 11/15/28 (Call 10/15/27)	320	316,290
Santander Drive Auto Receivables Trust
5.23%, 12/15/28 (Call 12/15/27)	430	424,486
Series 2021-3, Class C, 0.95%, 09/15/27 (Call 06/15/25)	100	100,207
Synchrony Card Funding LLC, 5.54%, 07/15/29	3,890	3,887,791
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 07/15/25)	750	714,693
Verizon Master Trust
5.16%, 06/20/29 (Call 06/20/26)	4,000	3,968,890
Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	2,870	2,862,584
WF Card Issuance Trust, 4.94%, 02/15/29	1,000	990,212
World Omni Auto Receivables Trust
4.86%, 03/15/29 (Call 12/15/27)	2,250	2,216,683
5.09%, 12/17/29 (Call 12/15/27)	600	589,693
Total Asset-Backed Securities — 1.0% (Cost: $39,338,814)		38,937,269
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.6%
Benchmark Mortgage Trust
5.93%, 03/15/29 (Call 03/15/29)	1,000	1,006,519
Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/30)	1,000	899,010
Series 2023-B38, Class A2, 5.63%, 04/15/56 (Call 04/15/33)	7,000	6,931,538
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%, 11/10/49 (Call 08/10/27)	946	893,018
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49 (Call 08/10/27)	5,440	5,100,629
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	2,650	2,570,249
Series 2015-CR27, Class A4, 3.61%, 10/10/48 (Call 10/10/25)	1,335	1,291,221
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.78%, 01/25/32 (Call 11/25/32)	$4,953	$4,612,587
4.74%, 08/25/28 (Call 08/25/28), (1-day SOFR + 2.127%)(a)	10,000	9,810,369
Freddie Mac Multifamily Structured Pass Through Certificates
5.20%, 02/25/31 (Call 02/25/31)	3,110	3,112,723
5.36%, 01/25/29 (Call 01/25/29), (1-day SOFR + 2.127%)(a)	5,720	5,751,388
GS Mortgage Securities Trust
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	1,165	1,161,341
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 08/10/27)	2,580	2,486,872
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	21	20,536
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 09/15/26)	336	332,235
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 03/15/26)	2,000	1,949,782
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 11/15/26)	3,075	2,842,941
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	843,118
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 07/10/26)	423	413,880
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51 (Call 12/15/28)	3,510	3,413,878
Wells Fargo Commercial Mortgage Trust
4.67%, 09/15/61 (Call 10/15/28), (1-day SOFR + 2.127%)(a)	1,000	938,412
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 07/15/26)	1,000	937,540
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 02/15/26)	5,000	4,792,210
Series 2017-C39, Class A5, 3.42%, 09/15/50 (Call 08/15/27)	5,000	4,624,858
		66,736,854
Total Collaterized Mortgage Obligations — 1.6% (Cost: $70,845,042)		66,736,854
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 05/13/24)(b)	250	232,573
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(b)	415	384,912
7.75%, 04/15/28 (Call 05/31/24)(b)(c)	305	258,508
9.00%, 09/15/28 (Call 09/15/25)(b)(c)	245	252,048
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(b)	315	175,067
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	100	96,263
Lamar Media Corp.
3.75%, 02/15/28 (Call 05/16/24)	200	184,683
Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Advertising (continued)
4.88%, 01/15/29 (Call 05/31/24)	$125	$117,910
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	505	487,714
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(b)	175	155,761
5.00%, 08/15/27 (Call 05/13/24)(b)	205	195,364
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 05/31/24)(b)	135	128,974
		2,669,777
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (Call 03/15/26)(b)	165	166,318
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	225	212,374
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	105,475
BAE Systems Holdings Inc., 3.85%, 12/15/25 (Call 09/15/25)(b)	415	403,268
BAE Systems PLC
5.00%, 03/26/27 (Call 02/26/27)(b)	200	197,108
5.13%, 03/26/29 (Call 02/26/29)(b)	400	392,758
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/13/24)	1,715	1,600,044
2.25%, 06/15/26 (Call 03/15/26)	232	213,398
2.60%, 10/30/25 (Call 07/30/25)	72	68,350
2.70%, 02/01/27 (Call 12/01/26)	405	368,991
2.75%, 02/01/26 (Call 01/01/26)	505	475,765
2.80%, 03/01/27 (Call 12/01/26)	85	77,431
3.10%, 05/01/26 (Call 03/01/26)	10	9,420
3.20%, 03/01/29 (Call 12/01/28)	100	87,435
3.25%, 02/01/28 (Call 12/01/27)	480	433,593
3.25%, 03/01/28 (Call 12/01/27)	10	8,952
3.45%, 11/01/28 (Call 08/01/28)	20	17,852
4.88%, 05/01/25 (Call 04/01/25)	1,228	1,212,695
5.04%, 05/01/27 (Call 03/01/27)	790	765,805
6.26%, 05/01/27 (Call 04/01/27)(b)	400	401,154
6.30%, 05/01/29 (Call 04/01/29)(b)	305	306,201
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(b)	250	243,580
7.13%, 06/15/26 (Call 05/31/24)(b)	90	90,943
7.50%, 02/01/29 (Call 02/01/26)(b)	225	230,116
7.88%, 04/15/27 (Call 05/31/24)(b)	442	440,210
Embraer Netherlands Finance BV, 5.40%, 02/01/27(c)	200	196,584
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 05/13/24)(b)	205	206,098
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	275	265,996
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	115	105,564
3.50%, 05/15/25 (Call 03/15/25)	389	381,667
3.50%, 04/01/27 (Call 02/01/27)	390	372,534
3.75%, 05/15/28 (Call 02/15/28)	175	166,320
HEICO Corp., 5.25%, 08/01/28 (Call 07/01/28)	100	99,048
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	188	180,258
4.95%, 08/15/25 (Call 05/15/25)	205	203,425
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	170	150,960
5.90%, 02/01/27	240	241,055
6.75%, 01/15/28	75	77,422
6.88%, 05/01/25 (Call 04/01/25)	200	201,801
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	$135	$129,511
4.40%, 06/15/28 (Call 03/15/28)	610	584,584
5.05%, 06/01/29 (Call 05/01/29)	145	141,832
5.40%, 01/15/27	450	449,169
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	515	500,490
4.45%, 05/15/28 (Call 04/15/28)	135	131,460
4.50%, 02/15/29 (Call 01/15/29)	135	131,295
4.95%, 10/15/25 (Call 09/15/25)	295	293,689
5.10%, 11/15/27 (Call 10/15/27)	480	479,763
Moog Inc., 4.25%, 12/15/27 (Call 05/31/24)(b)	175	163,594
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	35	33,216
3.25%, 01/15/28 (Call 10/15/27)	730	679,641
4.60%, 02/01/29 (Call 01/01/29)	175	169,796
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	330	317,952
5.75%, 10/15/27 (Call 07/15/27)(b)	330	326,284
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)	270	252,844
3.13%, 05/04/27 (Call 02/04/27)	485	455,161
3.50%, 03/15/27 (Call 12/15/26)	491	467,387
3.95%, 08/16/25 (Call 06/16/25)	740	725,511
4.13%, 11/16/28 (Call 08/16/28)	825	784,241
5.00%, 02/27/26 (Call 01/27/26)	190	188,608
5.75%, 11/08/26 (Call 10/08/26)	375	377,736
5.75%, 01/15/29 (Call 12/15/28)	285	289,484
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	120	114,662
4.60%, 06/15/28 (Call 03/15/28)(c)	225	207,184
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)	400	366,498
5.50%, 11/15/27 (Call 05/31/24)	820	796,568
6.38%, 03/01/29 (Call 03/01/26)(b)	855	849,618
6.75%, 08/15/28 (Call 02/15/25)(b)	655	657,713
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(b)	356	368,571
		22,812,030
Agriculture — 0.4%
Adecoagro SA, 6.00%, 09/21/27(d)	200	192,810
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	408	394,570
4.40%, 02/14/26 (Call 12/14/25)	440	431,026
4.80%, 02/14/29 (Call 11/14/28)	600	582,345
6.20%, 11/01/28 (Call 10/01/28)	160	163,918
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(d)	200	187,650
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	352	330,386
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	560	492,231
3.22%, 09/06/26 (Call 07/06/26)	377	356,809
3.56%, 08/15/27 (Call 05/15/27)	731	685,695
4.70%, 04/02/27 (Call 02/02/27)	332	323,805
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	542	503,274
4.45%, 03/16/28 (Call 02/16/28)	335	320,688
5.93%, 02/02/29 (Call 01/02/29)	350	353,241
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	382	362,720
8
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.25%, 08/15/26 (Call 05/15/26)	$145	$137,670
3.75%, 09/25/27 (Call 06/25/27)	20	18,914
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	255	235,341
3.63%, 04/22/27 (Call 03/22/27)(b)	345	329,188
4.50%, 06/24/26(b)	195	191,860
4.88%, 10/10/25 (Call 09/10/25)(b)	370	367,297
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/13/24)(b)	160	155,120
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	310	294,516
4.25%, 07/21/25 (Call 04/21/25)(b)	550	538,856
6.13%, 07/27/27 (Call 06/27/27)(b)	310	312,703
MHP Lux SA, 6.95%, 04/03/26(d)	200	161,371
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	287	262,466
1.50%, 05/01/25 (Call 04/01/25)	339	325,774
2.75%, 02/25/26 (Call 11/25/25)	270	257,524
3.13%, 03/02/28 (Call 12/02/27)	160	147,532
3.38%, 08/11/25 (Call 05/11/25)	328	319,561
4.75%, 02/12/27	225	221,696
4.88%, 02/13/26	605	599,451
4.88%, 02/15/28 (Call 01/15/28)	634	623,238
4.88%, 02/13/29 (Call 01/13/29)	325	317,319
5.00%, 11/17/25	307	304,666
5.13%, 11/17/27 (Call 10/17/27)	563	557,719
5.25%, 09/07/28 (Call 08/07/28)	105	104,488
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	667	656,359
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 05/13/24)(b)(c)	90	87,964
Vector Group Ltd.
5.75%, 02/01/29 (Call 05/31/24)(b)	275	250,072
10.50%, 11/01/26 (Call 05/31/24)(b)	190	191,236
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	280	259,012
4.90%, 04/21/27 (Call 03/21/27)(b)	210	204,361
		14,114,442
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	426	404,295
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)(c)	57	53,202
Series 2020-1, Class C, 10.50%, 07/15/26(b)	110	119,696
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	232	225,206
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	185	178,983
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(b)	255	256,047
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	777	767,975
5.75%, 04/20/29(b)	900	869,209
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	72	69,212
Series 2014-1, Class A, 3.70%, 04/01/28	131	124,592
Series 2015-1, Class A, 3.38%, 11/01/28	227	212,788
Series 2015-2, Class AA, 3.60%, 03/22/29	12	11,585
Series 2016-2, Class AA, 3.20%, 12/15/29	108	98,501
Avianca Midco 2 PLC
9.00%, 12/01/28 (Call 05/15/24)(d)	100	94,250
9.00%, 12/01/28 (Call 12/01/24)(d)	400	377,998
Security	Par (000)	Value
Airlines (continued)
Azul Secured Finance LLP, 11.93%, 08/28/28 (Call 02/28/26)(d)	$200	$198,503
Delta Air Lines Inc.
4.38%, 04/19/28 (Call 01/19/28)(c)	150	143,481
7.00%, 05/01/25(b)	559	563,799
7.38%, 01/15/26 (Call 12/15/25)	300	306,577
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	336	331,168
4.75%, 10/20/28(b)	1,060	1,027,342
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	166	148,476
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(d)	400	391,166
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	49	45,616
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(b)	400	375,656
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 05/31/24)(b)	599	600,530
Southwest Airlines Co.
3.45%, 11/16/27 (Call 08/16/27)	15	13,921
5.13%, 06/15/27 (Call 04/15/27)	820	808,498
5.25%, 05/04/25 (Call 04/04/25)	602	598,263
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 05/13/24)(b)	348	272,155
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	660	635,178
4.63%, 04/15/29 (Call 10/15/28)(b)	283	260,977
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	227	221,582
Series 2014-1, Class A, 4.00%, 10/11/27	203	195,324
Series 2014-2, Class A, 3.75%, 03/03/28	137	130,278
Series 2016-1, Class AA, 3.10%, 01/07/30	7	5,963
Series 2016-2, Class AA, 2.88%, 04/07/30	133	119,707
Series 2020-1, 5.88%, 04/15/29	515	512,018
Series 2020-1, Class B, 4.88%, 07/15/27	139	135,916
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	200	190,440
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27 (Call 05/31/24)(b)(c)	165	146,896
9.50%, 06/01/28 (Call 06/01/25)(b)(c)	160	143,055
		12,386,024
Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29 (Call 05/31/24)(b)	100	89,765
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(b)	320	309,497
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	260	242,988
2.75%, 03/27/27 (Call 01/27/27)	330	309,242
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	255	250,799
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	98	95,511
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	32	30,115
7.00%, 11/27/26	310	315,757
7.05%, 11/27/25	130	132,018
7.35%, 11/27/28 (Call 10/27/28)	315	324,910
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	200	188,365
VF Corp., 2.80%, 04/23/27 (Call 02/23/27)	130	116,345
Schedule of Investments
9

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/24)(b)	$160	$155,559
		2,560,871
Auto Manufacturers — 1.3%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 05/13/24)(b)	175	167,454
American Honda Finance Corp.
1.00%, 09/10/25	344	323,819
1.20%, 07/08/25	391	371,715
1.30%, 09/09/26	455	414,507
2.30%, 09/09/26	10	9,329
2.35%, 01/08/27	260	240,873
4.70%, 01/12/28	90	88,394
4.75%, 01/12/26	105	103,951
4.90%, 03/12/27	150	148,494
4.90%, 03/13/29	150	147,063
4.95%, 01/09/26	200	198,452
5.00%, 05/23/25	250	248,659
5.13%, 07/07/28	965	958,608
5.25%, 07/07/26	175	174,649
5.65%, 11/15/28	140	141,929
5.80%, 10/03/25	265	265,969
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Call 03/15/26)(b)	150	146,632
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	320	292,399
2.80%, 04/11/26 (Call 01/11/26)(b)	137	130,481
3.30%, 04/06/27 (Call 01/06/27)(b)	167	157,567
3.45%, 04/01/27 (Call 03/01/27)(b)	282	267,636
3.63%, 04/18/29 (Call 01/18/29)(b)	200	185,643
3.75%, 04/12/28 (Call 01/12/28)(b)	80	75,632
4.90%, 04/02/27(b)	200	197,970
4.90%, 04/02/29 (Call 03/02/29)(b)	200	195,918
5.05%, 04/02/26(b)	200	198,847
5.05%, 08/11/28 (Call 07/11/28)(b)	400	396,201
5.30%, 08/11/25(b)	380	378,939
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	240	225,841
4.90%, 02/20/29 (Call 01/20/29)	50	49,396
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	485	443,311
3.65%, 04/07/27(b)	285	270,510
5.00%, 01/15/27(b)	150	147,970
5.13%, 01/19/28(b)	245	241,679
5.15%, 01/16/26(b)	250	248,316
5.40%, 09/20/28(b)	380	377,997
5.60%, 08/08/25(b)	225	224,474
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	475	458,357
6.63%, 10/01/28	40	41,110
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	475	440,946
2.90%, 02/16/28 (Call 12/16/27)	280	249,063
2.90%, 02/10/29 (Call 12/10/28)	250	215,747
3.38%, 11/13/25 (Call 10/13/25)	680	652,964
3.82%, 11/02/27 (Call 08/02/27)	275	254,790
4.13%, 08/04/25	475	463,397
4.13%, 08/17/27 (Call 06/17/27)	430	403,920
4.27%, 01/09/27 (Call 11/09/26)	295	281,128
4.39%, 01/08/26	395	383,975
4.54%, 08/01/26 (Call 06/01/26)	255	246,741
Security	Par (000)	Value
Auto Manufacturers (continued)
4.69%, 06/09/25 (Call 04/09/25)	$220	$216,636
4.95%, 05/28/27 (Call 04/28/27)	520	502,289
5.13%, 06/16/25 (Call 05/16/25)	595	588,591
5.80%, 03/05/27 (Call 02/05/27)	450	447,136
5.80%, 03/08/29 (Call 02/08/29)	400	393,095
6.80%, 05/12/28 (Call 04/12/28)	505	515,303
6.80%, 11/07/28 (Call 10/07/28)	425	434,506
6.95%, 03/06/26 (Call 02/06/26)	425	430,805
6.95%, 06/10/26 (Call 05/10/26)	305	309,490
7.35%, 11/04/27 (Call 10/04/27)	500	517,061
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	105	100,186
5.00%, 10/01/28 (Call 07/01/28)	35	34,192
6.13%, 10/01/25 (Call 09/01/25)	666	668,346
6.80%, 10/01/27 (Call 08/01/27)	490	506,034
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	539	501,063
1.50%, 06/10/26 (Call 05/10/26)	530	486,091
2.35%, 02/26/27 (Call 01/26/27)	430	392,920
2.40%, 04/10/28 (Call 02/10/28)	85	75,181
2.40%, 10/15/28 (Call 08/15/28)	290	252,180
2.70%, 08/20/27 (Call 06/20/27)	176	160,560
2.75%, 06/20/25 (Call 05/20/25)	490	473,345
3.85%, 01/05/28 (Call 10/05/27)	6	5,629
4.00%, 10/06/26 (Call 07/06/26)	381	366,226
4.30%, 07/13/25 (Call 04/13/25)	215	211,132
4.30%, 04/06/29 (Call 02/06/29)	300	281,300
4.35%, 01/17/27 (Call 10/17/26)	145	140,278
5.00%, 04/09/27 (Call 03/09/27)	524	514,896
5.25%, 03/01/26 (Call 12/01/25)	425	421,811
5.40%, 04/06/26	525	521,917
5.40%, 05/08/27	55	54,608
5.65%, 01/17/29 (Call 10/17/28)	286	283,433
5.80%, 06/23/28 (Call 05/23/28)	885	886,239
5.80%, 01/07/29 (Call 12/07/28)	245	244,382
6.00%, 01/09/28 (Call 12/09/27)	465	469,052
6.05%, 10/10/25	465	466,160
Honda Motor Co. Ltd., 2.53%, 03/10/27 (Call 02/10/27)	527	489,359
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	181,828
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(b)	334	309,741
1.50%, 06/15/26 (Call 05/15/26)(b)	380	347,640
1.65%, 09/17/26 (Call 08/17/26)(b)	400	363,158
1.80%, 10/15/25 (Call 09/15/25)(b)	320	301,822
1.80%, 01/10/28 (Call 11/08/27)(b)	35	30,443
2.00%, 06/15/28 (Call 04/15/28)(b)	20	17,267
2.10%, 09/15/28 (Call 07/17/28)(b)	200	172,078
2.38%, 10/15/27 (Call 08/15/27)(b)	115	103,067
2.75%, 09/27/26(d)	200	186,515
3.50%, 11/02/26 (Call 09/02/26)(b)	300	284,030
5.25%, 01/08/27(b)	125	123,558
5.30%, 03/19/27(b)	200	197,769
5.30%, 01/08/29 (Call 12/08/28)(b)	130	127,592
5.35%, 03/19/29 (Call 02/19/29)(b)	125	122,954
5.50%, 03/30/26(b)	305	303,264
5.60%, 03/30/28 (Call 02/29/28)(b)	287	285,426
5.65%, 06/26/26(b)	285	283,815
5.68%, 06/26/28 (Call 05/26/28)(b)	875	871,655
5.80%, 06/26/25(b)	150	149,895
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.95%, 09/21/26(b)	$260	$260,871
6.10%, 09/21/28 (Call 08/21/28)(b)	270	273,226
6.25%, 11/03/25(b)	150	150,698
6.50%, 01/16/29 (Call 12/16/28)(b)	150	154,410
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	184,534
3.63%, 08/29/27(d)	200	186,769
5.13%, 02/05/27(d)	200	196,386
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	155	144,145
5.88%, 01/15/28 (Call 05/31/24)(b)	150	144,986
7.75%, 10/15/25 (Call 05/13/24)(b)	235	236,281
Kia Corp.
1.75%, 10/16/26(d)	200	181,812
2.75%, 02/14/27(d)	200	184,871
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	400	372,172
3.30%, 05/19/25(b)	310	302,768
3.50%, 08/03/25(b)	135	131,697
3.75%, 02/22/28(b)	365	344,845
4.80%, 03/30/26(b)	380	375,359
4.80%, 01/11/27(b)	150	147,916
4.80%, 03/30/28(b)	405	397,144
4.85%, 01/11/29(b)	150	146,817
4.90%, 01/09/26(b)	150	148,755
5.10%, 08/03/28(b)	420	415,752
5.20%, 08/03/26(b)(c)	315	313,706
5.25%, 11/29/27(b)	265	264,045
5.38%, 08/01/25(b)	485	484,152
5.38%, 11/26/25(b)	404	403,248
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(b)	332	299,868
2.00%, 03/09/26 (Call 02/09/26)(b)	280	258,669
2.75%, 03/09/28 (Call 01/09/28)(b)	240	210,035
6.95%, 09/15/26(b)(c)	155	157,759
7.05%, 09/15/28 (Call 08/15/28)(b)	195	200,187
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	520	500,924
4.35%, 09/17/27 (Call 07/17/27)(b)	845	794,517
PACCAR Financial Corp.
1.10%, 05/11/26	185	170,472
2.00%, 02/04/27	180	165,427
3.55%, 08/11/25	195	190,574
4.45%, 03/30/26	100	98,704
4.60%, 01/10/28	210	205,779
4.60%, 01/31/29	125	121,984
4.95%, 10/03/25	285	283,116
5.05%, 08/10/26	45	44,805
5.20%, 11/09/26	85	84,965
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 05/31/24)(b)	200	202,651
Stellantis Finance U.S. Inc., 1.71%, 01/29/27 (Call 12/29/26)(b)	455	410,264
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	537	498,977
5.12%, 07/13/28 (Call 06/13/28)	150	149,975
5.28%, 07/13/26 (Call 06/13/26)	120	119,929
Toyota Motor Credit Corp.
0.80%, 10/16/25	117	109,662
0.80%, 01/09/26	55	50,999
1.13%, 06/18/26	515	471,627
Security	Par (000)	Value
Auto Manufacturers (continued)
1.90%, 01/13/27	$370	$338,647
1.90%, 04/06/28	202	178,613
3.05%, 03/22/27	565	531,951
3.20%, 01/11/27	105	99,511
3.65%, 08/18/25	540	528,108
3.65%, 01/08/29	220	205,546
3.95%, 06/30/25	395	388,489
4.45%, 05/18/26	305	299,968
4.55%, 09/20/27	450	440,154
4.63%, 01/12/28	380	372,880
4.65%, 01/05/29	225	219,778
4.80%, 01/05/26	125	123,962
5.00%, 08/14/26	377	374,480
5.25%, 09/11/28	135	135,034
5.40%, 11/10/25	740	740,636
5.40%, 11/20/26	200	200,321
5.45%, 11/10/27	355	357,443
5.60%, 09/11/25	100	100,354
Series B, 5.00%, 03/19/27	175	173,611
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	470	438,645
1.63%, 11/24/27 (Call 09/24/27)(b)	65	56,782
3.20%, 09/26/26 (Call 07/26/26)(b)	50	47,264
3.35%, 05/13/25(b)	360	351,579
3.95%, 06/06/25(b)	325	318,374
4.35%, 06/08/27 (Call 05/08/27)(b)	530	511,343
4.63%, 11/13/25(b)	200	196,608
4.75%, 11/13/28(b)	510	492,858
5.25%, 03/22/29 (Call 02/22/29)(b)	400	392,078
5.30%, 03/22/27(b)	200	198,315
5.40%, 03/20/26(b)	200	198,732
5.65%, 09/12/28 (Call 08/12/28)(b)	200	200,043
5.70%, 09/12/26(b)	210	209,936
5.80%, 09/12/25(b)	215	214,921
6.00%, 11/16/26(b)	200	201,714
6.20%, 11/16/28 (Call 10/16/28)(b)	200	204,017
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	130	116,912
		53,583,152
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(b)	260	250,150
7.00%, 04/15/28 (Call 04/15/25)(b)	175	177,290
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 05/31/24)	180	177,699
6.88%, 07/01/28 (Call 05/13/24)(c)	135	134,178
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	530	485,251
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(b)	137	137,147
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(b)	300	299,695
6.75%, 05/15/28 (Call 05/15/25)(b)	240	240,862
8.50%, 05/15/27 (Call 05/31/24)(b)	640	640,813
Cooper-Standard Automotive Inc., 10.63%, 05/15/27 (Call 01/31/25), (10.63% PIK)(b)(c)(e)	127	95,655
Dana Inc.
5.38%, 11/15/27 (Call 05/13/24)	159	153,734
5.63%, 06/15/28 (Call 05/13/24)	125	120,523
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	235	225,587
5.00%, 05/31/26 (Call 05/31/24)	300	290,598
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
7.00%, 03/15/28	$46	$46,284
9.50%, 05/31/25 (Call 05/16/24)	275	276,113
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(b)(e)	175	169,036
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(b)(e)	170	166,994
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	30	28,407
LG Energy Solution Ltd., 5.75%, 09/25/28(d)	200	199,680
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	125	122,568
5.05%, 03/14/29 (Call 02/14/29)	90	88,112
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(b)	25	25,091
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 05/31/24)(b)(c)	200	171,938
SK On Co. Ltd., 5.38%, 05/11/26(d)	200	198,652
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	580	543,296
Titan International Inc., 7.00%, 04/30/28 (Call 05/16/24)	150	144,999
ZF North America Capital Inc., 6.88%, 04/14/28 (Call 03/14/28)(b)	200	201,448
		5,811,800
Banks — 9.9%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(a)(b)	250	227,600
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)	200	172,536
4.75%, 07/28/25(b)	600	589,630
4.80%, 04/18/26(b)	755	736,944
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(a)(b)	400	403,684
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(a)(b)	200	201,275
ABQ Finance Ltd., 1.88%, 09/08/25(d)	400	378,305
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	200	189,029
4.50%, 09/14/27(d)	200	193,440
5.50%, 01/12/29(d)	200	199,717
Access Bank PLC, 6.13%, 09/21/26(d)	200	185,393
Adib Capital Invest 3 Ltd., 7.25%, (Call 07/18/28), (5-year CMT + 3.059%)(a)(d)(f)	200	209,717
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	200	201,996
Agricultural Bank of China Ltd./Hong Kong
1.25%, 06/17/26(d)	200	183,474
2.25%, 03/01/27(d)	200	184,229
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26(d)	200	186,370
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	200	185,559
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26), (5-year CMT + 3.011%)(a)(d)(f)	200	185,527
AIB Group PLC
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(a)(b)	200	204,273
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)	335	341,927
Akbank TAS
6.80%, 02/06/26(d)	200	200,439
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(d)	200	195,312
Security	Par (000)	Value
Banks (continued)
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(d)	$400	$389,765
5.05%, 03/12/29(d)	200	195,382
ANB Sukuk Ltd., 3.33%, 10/28/30 (Call 10/28/25), (5-year CMT + 2.974%)(a)(d)	200	190,709
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)	235	232,375
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	200	182,626
5.36%, 08/14/28(b)	270	268,939
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	181,751
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(b)	270	263,199
5.35%, 06/15/26(b)	200	198,962
5.40%, 11/29/27(b)	215	213,455
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	200	185,557
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(b)	840	806,759
4.40%, 05/19/26(b)	200	193,931
5.38%, 07/03/25	340	339,461
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	250	246,682
5.00%, 03/18/26	250	248,228
5.67%, 10/03/25	360	361,072
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	505	473,395
5.38%, 03/13/29	200	197,833
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	400	398,829
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(d)	200	192,213
Banco de Bogota SA, 6.25%, 05/12/26(d)	400	393,347
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(d)	300	284,896
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(c)(d)	200	182,683
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(d)	200	186,377
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	200	187,763
4.88%, 01/11/29(d)	200	189,422
Banco General SA, 4.13%, 08/07/27(d)	200	188,080
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(d)	150	142,973
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	200	187,381
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(d)	200	176,454
4.38%, 10/14/25(d)	200	195,717
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	1,030	932,647
1.85%, 03/25/26	835	775,319
2.75%, 05/28/25	705	682,716
3.80%, 02/23/28	220	204,822
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	$655	$623,333
4.25%, 04/11/27	200	191,675
5.15%, 08/18/25	300	296,609
5.18%, 11/19/25	287	283,093
5.29%, 08/18/27	915	902,778
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(a)	200	196,164
5.55%, 03/14/28 (Call 03/14/27), (1-year CMT + 1.250%)(a)	200	197,538
5.59%, 08/08/28	800	795,200
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(a)	200	203,296
6.61%, 11/07/28	200	207,420
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	194,353
Bangkok Bank PCL/Hong Kong
4.30%, 06/15/27 (Call 05/15/27)(d)	200	192,402
4.45%, 09/19/28(d)	200	191,074
5.30%, 09/21/28 (Call 08/21/28)(d)	200	197,332
Bank Leumi Le-Israel BM, 5.13%, 07/27/27 (Call 06/27/27)(b)	200	192,535
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	185,523
4.75%, 05/13/25(d)	200	197,778
Bank Muscat SAOG, 4.75%, 03/17/26(d)	200	194,251
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	200	189,019
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(f)	200	183,289
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)	1,045	976,129
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	1,236	1,174,607
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	2,190	2,008,546
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	1,025	891,662
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	1,060	975,941
3.25%, 10/21/27 (Call 10/21/26)	85	79,552
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(a)	2,205	2,042,980
3.50%, 04/19/26	730	704,083
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	315	302,264
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	705	662,444
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(a)	1,085	1,027,215
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	1,157	1,103,590
3.88%, 08/01/25	440	431,286
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	600	564,781
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	500	464,460
4.25%, 10/22/26	350	338,682
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	1,480	1,403,778
Security	Par (000)	Value
Banks (continued)
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	$1,150	$1,111,374
4.45%, 03/03/26	679	664,976
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	940	927,820
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	1,085	1,064,178
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	1,055	1,043,834
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	1,060	1,043,984
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(a)	375	377,198
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	1,055	1,076,838
6.22%, 09/15/26	271	274,000
Series L, 4.18%, 11/25/27 (Call 11/25/26)	245	234,207
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(a)	921	854,622
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	510	511,229
5.65%, 08/18/25 (Call 07/18/25)	505	505,809
Bank of China Ltd., 3.50%, 04/20/27(d)	200	190,436
Bank of China Ltd./Hong Kong
1.25%, 06/24/25(d)	600	571,081
3.88%, 06/30/25(d)	200	195,916
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	369,710
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(f)	1,300	1,260,066
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	200	188,405
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(d)	350	325,234
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25), (5-year CMT + 3.750%)(a)(d)	250	242,042
4.88%, 04/22/32 (Call 04/22/27), (5-year CMT + 2.300%)(a)(d)	250	233,142
Bank of Ireland Group PLC
5.60%, 03/20/30 (Call 03/20/29), (1-day SOFR +1.620%)(a)(b)	200	195,859
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	350	350,810
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)	340	314,534
1.25%, 09/15/26	525	475,922
1.85%, 05/01/25	354	341,208
2.65%, 03/08/27	510	472,978
3.70%, 06/07/25	560	548,557
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	420	388,742
5.20%, 02/01/28 (Call 01/01/28)	474	470,999
5.27%, 12/11/26	210	208,775
5.30%, 06/05/26	560	557,839
5.72%, 09/25/28 (Call 08/25/28)	265	267,786
5.92%, 09/25/25	175	175,824
Series H, 4.70%, 09/14/27 (Call 08/14/27)	420	410,742
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	120	110,778
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.05%, 10/15/26 (Call 09/15/26)	$480	$433,371
1.65%, 07/14/28 (Call 05/14/28)	25	21,696
2.05%, 01/26/27 (Call 12/26/26)	570	524,574
2.45%, 08/17/26 (Call 05/17/26)	10	9,388
2.80%, 05/04/26 (Call 02/04/26)	170	161,778
3.25%, 05/16/27 (Call 02/16/27)	95	89,747
3.40%, 01/29/28 (Call 10/29/27)	370	346,369
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	340	322,859
3.85%, 04/28/28	185	176,409
3.95%, 11/18/25 (Call 10/18/25)	25	24,426
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	260	249,517
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(a)	200	196,988
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	385	373,432
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	480	475,548
4.98%, 03/14/30 (Call 03/14/29), (1-day SOFR +1.085%)(a)	450	440,534
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(a)	250	248,579
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	460	466,168
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(a)	245	253,153
Bank of New Zealand
2.29%, 01/27/27(b)	275	251,912
4.85%, 02/07/28(b)	265	258,640
5.08%, 01/30/29(b)	250	245,122
Bank of Nova Scotia (The)
1.05%, 03/02/26	490	452,049
1.30%, 06/11/25	241	229,980
1.30%, 09/15/26 (Call 06/15/26)	430	389,971
1.35%, 06/24/26	389	356,725
1.95%, 02/02/27	374	341,002
2.70%, 08/03/26	15	14,108
2.95%, 03/11/27	340	317,958
4.50%, 12/16/25	400	391,167
4.75%, 02/02/26	340	335,506
5.25%, 06/12/28	195	193,492
5.35%, 12/07/26	330	328,282
5.45%, 06/12/25	215	214,513
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)	175	143,840
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	155	150,872
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	390	355,153
4.52%, 07/13/25(b)	300	295,762
4.75%, 07/13/27(b)	235	229,313
4.94%, 01/26/26(b)	430	424,849
5.09%, 01/23/27(b)	200	197,671
5.79%, 07/13/28(b)	200	201,628
5.90%, 07/13/26(b)	200	201,029
Banque Saudi Fransi, 4.75%, 05/31/28(d)	200	194,722
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	657	599,839
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	862	835,116
Security	Par (000)	Value
Banks (continued)
4.38%, 01/12/26	$1,045	$1,020,653
4.84%, 05/09/28 (Call 05/07/27)	500	476,766
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	400	385,848
5.20%, 05/12/26	760	745,795
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	680	673,984
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	870	857,385
5.67%, 03/12/28 (Call 03/12/27), (1-day SOFR +1.490%)(a)	200	198,421
5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(a)	500	493,731
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	765	762,377
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)	200	204,387
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	685	697,583
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	1,290	1,347,759
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(d)	200	189,591
BDO Unibank Inc., 2.13%, 01/13/26(d)	200	188,229
BNG Bank NV, 2.38%, 03/16/26(b)	32	30,395
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(b)	970	898,836
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(b)	505	463,090
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(a)(b)	200	175,956
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(a)(b)	350	300,153
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(a)(b)	1,015	974,839
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)	645	592,192
3.50%, 11/16/27(b)	595	552,888
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(a)(b)	490	457,129
4.40%, 08/14/28(b)	605	574,844
4.63%, 03/13/27(b)	525	507,266
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(b)	600	591,080
5.18%, 01/09/30 (Call 01/09/29), (1-day SOFR + 1.520%)(a)(b)	400	392,855
5.20%, 01/10/30 (Call 01/10/29), (3-mo. SOFR + 2.829%)(a)(b)	250	244,095
5.34%, 06/12/29 (Call 06/12/28), (1-year CMT + 1.500%)(a)(b)	500	494,959
Boubyan Sukuk Ltd., 3.39%, 03/29/27(d)	200	188,125
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26), (5-year USD Swap + 2.896%)(a)(d)(f)	200	184,771
BPCE SA
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(b)	560	525,197
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(a)(b)	400	363,512
3.50%, 10/23/27(b)	295	273,320
4.75%, 07/19/27(b)	250	243,432
4.88%, 04/01/26(b)	335	327,661
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.10%, 01/26/26(b)	$370	$366,697
5.13%, 01/18/28(b)	615	604,406
5.20%, 01/18/27(b)	250	247,566
5.72%, 01/18/30 (Call 01/18/29), (1-year CMT + 1.959%)(a)(b)	410	405,240
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(a)(b)	555	554,077
6.61%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.980%)(a)(b)	305	308,452
6.71%, 10/19/29 (Call 10/19/28), (1-day SOFR + 2.270%)(a)(b)	250	257,357
BSF Finance, 5.50%, 11/23/27(d)	200	199,776
BSF Sukuk Ltd., 5.00%, 01/25/29(d)	200	195,913
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(d)	200	173,199
CaixaBank SA
5.67%, 03/15/30 (Call 03/15/29), (1-day SOFR +1.780%)(a)(b)	200	196,634
6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(b)	280	281,680
6.68%, 09/13/27 (Call 09/13/26), (1-day SOFR + 2.080%)(a)(b)	200	202,703
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	60	56,148
1.25%, 06/22/26 (Call 05/22/26)	374	342,461
3.45%, 04/07/27 (Call 03/07/27)	440	417,007
3.95%, 08/04/25	570	558,289
5.00%, 04/28/28 (Call 03/28/28)	270	264,686
5.26%, 04/08/29 (Call 03/08/29)	150	147,772
5.62%, 07/17/26	100	100,143
5.93%, 10/02/26	175	176,520
5.99%, 10/03/28 (Call 09/03/28)	185	188,076
CBQ Finance Ltd.
2.00%, 09/15/25(d)	200	189,801
2.00%, 05/12/26(d)	200	185,302
China CITIC Bank International Ltd., 6.00%, 12/05/33 (Call 12/05/28), (5-year CMT + 1.650%)(a)(d)	250	254,482
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.150%)(a)(d)	1,200	1,155,999
2.85%, 01/21/32 (Call 01/21/27), (5-year CMT + 1.400%)(a)(d)	600	561,528
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(d)	400	378,783
1.46%, 04/22/26(d)	400	370,675
China Construction Bank Corp./London, 3.13%, 05/17/25(d)	200	194,813
China Development Bank
3.00%, 06/01/26(d)	400	382,141
3.38%, 01/24/27(d)	200	191,804
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	400	376,278
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	181,639
CIMB Bank Bhd, 2.13%, 07/20/27(d)	200	179,903
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	750	749,145
5.49%, 12/04/26 (Call 11/04/26)	550	550,510
5.80%, 09/29/28 (Call 08/29/28)	805	819,772
5.86%, 09/29/25 (Call 08/29/25)	500	502,925
Security	Par (000)	Value
Banks (continued)
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	$723	$667,182
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	1,055	965,939
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	930	867,351
3.20%, 10/21/26 (Call 07/21/26)	1,035	977,190
3.40%, 05/01/26	420	403,011
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	825	769,332
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	930	875,780
3.70%, 01/12/26	660	639,718
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	1,000	955,969
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	800	741,111
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	690	651,753
4.13%, 07/25/28	125	117,639
4.30%, 11/20/26	260	251,889
4.40%, 06/10/25	527	519,036
4.45%, 09/29/27	1,330	1,279,508
4.60%, 03/09/26	600	587,412
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	615	599,379
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(a)	1,075	1,051,621
5.50%, 09/13/25	528	526,881
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	895	892,892
6.63%, 01/15/28	85	88,602
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)	460	435,646
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	207	193,597
4.30%, 12/03/25 (Call 11/03/25)	125	121,335
Comerica Inc.
4.00%, 02/01/29 (Call 11/03/28)	50	45,173
5.98%, 01/30/30 (Call 01/30/29), (1-day SOFR + 2.155%)(a)	250	242,922
Commercial Bank of Dubai PSC
5.32%, 06/14/28(d)	200	198,239
6.00%, (Call 04/21/26), (6-year CMT + 5.597%)(a)(d)(f)	200	198,658
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(f)	200	186,656
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	675	618,265
2.55%, 03/14/27(b)	530	491,952
2.63%, 09/06/26(b)	45	42,275
2.85%, 05/18/26(b)	380	361,435
3.15%, 09/19/27(b)	90	83,887
3.90%, 03/16/28(b)	65	62,454
4.50%, 12/09/25(b)	200	195,450
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	415	415,169
5.50%, 09/12/25	250	250,259
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)	$445	$416,214
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(b)	470	431,788
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)	470	446,330
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)	450	407,613
4.38%, 08/04/25	405	396,627
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(a)(b)	520	502,404
5.45%, 03/05/30 (Call 03/05/29), (1-year CMT + 1.120%)(a)(b)	250	246,212
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(a)(b)	335	331,806
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	285	278,855
4.80%, 01/09/29	250	243,887
4.85%, 01/09/26	250	247,913
5.04%, 03/05/27	250	247,651
5.50%, 07/18/25	250	249,847
5.50%, 10/05/26	370	370,363
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)	200	197,341
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	200	193,086
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(a)(b)	545	504,088
2.02%, 01/11/27(b)	490	448,612
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(b)	530	487,529
5.13%, 03/11/27(b)	250	247,609
5.30%, 07/12/28(b)	270	267,806
5.34%, 01/10/30 (Call 01/10/29), (1-day SOFR + 1.690%)(a)(b)	250	245,263
5.59%, 07/05/26(b)	250	250,040
6.32%, 10/03/29 (Call 10/03/28), (1-day SOFR + 1.860%)(a)(b)	500	509,499
Credit Agricole SA/London, 1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	600	573,380
Credit Suisse AG/New York
1.25%, 08/07/26	592	537,143
5.00%, 07/09/27	485	474,148
7.50%, 02/15/28	860	910,361
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26), (5-year CMT + 1.950%)(a)(d)	250	230,249
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(a)(b)	355	322,206
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(a)(b)	280	263,612
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(b)	440	420,255
4.38%, 06/12/28(b)	200	189,074
5.43%, 03/01/28 (Call 03/01/27), (1-year CMT + 0.950%)(a)(b)	200	198,157
5.71%, 03/01/30 (Call 03/01/29), (1-year CMT + 1.400%)(a)(b)	200	197,577
6.26%, 09/22/26 (Call 09/22/25), (1-year CMT + 1.180%)(a)(b)	425	426,975
Security	Par (000)	Value
Banks (continued)
DBS Group Holdings Ltd., 1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(d)	$200	$185,869
Deutsche Bank AG
4.10%, 01/13/26	55	53,463
5.52%, 09/01/28	300	302,388
Deutsche Bank AG/New York
1.69%, 03/19/26	395	367,844
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	660	621,074
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	615	559,476
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	470	428,690
4.10%, 01/13/26	182	176,878
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	420	386,726
5.37%, 09/09/27	230	228,536
5.71%, 02/08/28 (Call 02/08/27), (1-day SOFR + 1.594%)(a)	300	297,113
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	460	459,654
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	475	484,471
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(a)	445	456,940
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(a)	300	305,892
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	370,585
2.74%, 02/16/27(d)	400	372,408
2.95%, 01/16/26(d)	600	572,700
5.24%, 03/04/29(d)	200	196,800
5.49%, 11/30/27(d)	200	201,050
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26), (6-year CMT + 4.077%)(a)(d)(f)	200	191,262
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(f)	200	181,767
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	250	236,224
4.65%, 09/13/28 (Call 06/13/28)	250	236,960
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(b)	415	380,454
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(a)(b)	380	380,069
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	186,557
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	200	189,506
2.08%, 11/02/26(d)	200	184,217
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	200	184,424
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	373,804
4.25%, (Call 02/27/27), (6-year CMT + 3.155%)(a)(d)(f)	200	184,608
5.88%, 10/11/28(d)	200	203,720
6.13%, (Call 04/09/26), (6-year CMT + 5.702%)(a)(d)(f)	200	200,165
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	200	186,011
4.58%, 01/17/28(d)	200	195,364
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.78%, 01/23/29(d)	$200	$195,533
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/25(b)	215	211,631
4.55%, 08/23/27(b)	225	218,725
5.25%, 04/26/29(b)	245	240,658
5.70%, 03/14/28(b)	235	234,871
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	485	438,107
2.55%, 05/05/27 (Call 04/05/27)	40	36,573
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	330	311,365
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)	355	359,043
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	507	511,266
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	200	192,980
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(d)(f)	400	385,103
4.77%, 06/06/28(d)	200	195,949
5.00%, 02/28/29(d)	200	195,302
5.13%, 10/13/27(d)	200	198,342
6.32%, 04/04/34 (Call 10/04/28), (5-year CMT + 1.700%)(a)(d)	200	201,830
6.55%, 01/29/29, (1-day SOFR + 1.200%)(a)(d)	200	200,417
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	192	187,101
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	30	30,415
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(b)	180	173,237
7.63%, 05/01/26 (Call 05/16/24)(b)	175	174,275
12.00%, 10/01/28 (Call 10/01/25)(b)	250	268,296
Goldman Sachs Bank USA/New York, 5.28%, 03/18/27 (Call 03/18/26), (1-day SOFR +0.777%)(a)	375	372,704
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	795	737,137
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	1,034	955,554
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	951	861,853
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	1,435	1,309,674
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	1,093	1,007,813
3.50%, 11/16/26 (Call 11/16/25)	744	706,931
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	1,170	1,106,926
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)	920	869,915
3.75%, 05/22/25 (Call 02/22/25)	796	780,680
3.75%, 02/25/26 (Call 11/25/25)	775	751,369
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(a)	1,045	976,651
3.85%, 01/26/27 (Call 01/26/26)	1,039	996,754
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)	1,040	986,345
4.25%, 10/21/25	832	814,551
Security	Par (000)	Value
Banks (continued)
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	$395	$385,071
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	925	893,071
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(a)	600	601,240
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(a)	725	724,519
5.95%, 01/15/27	313	316,438
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(a)	530	547,045
Gulf International Bank BSC, 2.38%, 09/23/25(d)	200	189,836
Hana Bank
1.25%, 12/16/26(d)	200	179,244
3.25%, 03/30/27(d)	200	188,393
5.75%, 10/24/28(d)	200	203,205
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(d)	200	199,325
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	691	632,818
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	810	776,293
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	425	366,562
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	1,120	1,024,661
3.90%, 05/25/26	520	502,360
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(a)	850	809,831
4.25%, 08/18/25	675	659,703
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(a)	385	376,554
4.30%, 03/08/26	1,125	1,098,677
4.38%, 11/23/26	575	556,251
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(a)	695	662,740
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	805	780,905
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	955	939,632
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(a)	400	394,650
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)	800	800,508
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	875	885,207
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	745	761,802
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	805	843,900
HSBC USA Inc., 5.29%, 03/04/27	200	199,253
Huntington Bancshares Inc./Ohio
4.00%, 05/15/25 (Call 04/15/25)	186	182,408
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	265	253,903
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)	235	235,982
Huntington National Bank (The), 4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	275	264,794
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	400	387,241
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(f)	$2,800	$2,640,556
4.88%, 09/21/25(d)	600	592,812
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(d)	400	379,128
1.63%, 10/28/26(d)	200	182,521
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	235,317
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(d)	600	565,117
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(b)	310	294,198
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	390	361,075
3.95%, 03/29/27	460	439,460
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	470	448,103
4.55%, 10/02/28	320	307,738
4.63%, 01/06/26(b)	455	447,509
5.34%, 03/19/30 (Call 03/19/29), (1-day SOFR +1.440%)(a)	200	195,977
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(a)	200	200,964
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	200	185,436
5.71%, 01/15/26(b)	500	492,851
7.00%, 11/21/25(b)	200	202,700
Israel Discount Bank Ltd., 5.38%, 01/26/28 (Call 12/26/27)(b)	200	192,187
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	775	714,425
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	820	763,057
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	1,159	1,050,739
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	1,228	1,133,168
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(a)	200	174,720
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	480	433,828
2.95%, 10/01/26 (Call 07/01/26)	920	869,706
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	1,010	939,932
3.20%, 06/15/26 (Call 03/15/26)	440	420,392
3.30%, 04/01/26 (Call 01/01/26)	616	592,169
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)	970	904,057
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)	1,152	1,087,166
3.63%, 12/01/27 (Call 12/01/26)	345	324,796
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)	825	786,989
3.90%, 07/15/25 (Call 04/15/25)	423	414,885
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(a)	793	769,937
Security	Par (000)	Value
Banks (continued)
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(a)	$315	$297,275
4.13%, 12/15/26	470	453,879
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)	280	265,402
4.25%, 10/01/27	120	115,752
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	1,351	1,306,063
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)	965	922,670
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	1,455	1,424,919
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(a)	725	708,103
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(a)	335	330,198
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(a)	1,775	1,756,323
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(a)	700	699,779
5.58%, 04/22/30 (Call 04/22/29), (1-day SOFR +1.160%)(a)	700	699,831
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(a)	685	692,775
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(a)	670	683,693
7.63%, 10/15/26	300	314,858
7.75%, 07/15/25	25	25,629
8.00%, 04/29/27	275	295,235
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	500	496,489
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	400	369,550
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(b)	305	302,828
KeyBank NA/Cleveland OH
3.30%, 06/01/25	250	241,363
4.15%, 08/08/25	410	398,251
4.39%, 12/14/27	250	232,921
5.85%, 11/15/27 (Call 10/16/27)	460	451,472
KeyCorp
2.25%, 04/06/27	195	174,300
4.10%, 04/30/28	80	74,223
4.15%, 10/29/25	170	165,295
Kookmin Bank
1.38%, 05/06/26(d)	400	368,485
1.75%, 05/04/25(d)	200	192,280
4.50%, 02/01/29(d)	200	187,852
Korea Development Bank (The)
0.80%, 07/19/26	200	181,307
1.00%, 09/09/26	400	362,182
2.25%, 02/24/27	200	184,596
3.00%, 01/13/26	800	770,147
3.38%, 09/16/25	600	583,072
Kreditanstalt fuer Wiederaufbau
0.38%, 07/18/25	3,412	3,215,701
0.63%, 01/22/26	3,695	3,420,425
1.00%, 10/01/26	747	679,745
2.00%, 05/02/25	1,750	1,692,617
2.88%, 04/03/28	250	232,320
3.00%, 05/20/27	185	174,813
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.13%, 06/10/25	$310	$302,558
3.63%, 04/01/26	50	48,641
3.75%, 02/15/28	1,985	1,907,277
3.88%, 06/15/28	3,045	2,933,878
4.00%, 03/15/29	1,200	1,157,693
4.38%, 03/01/27	1,000	984,211
4.63%, 08/07/26	320	317,069
5.13%, 09/29/25	400	399,149
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	60	55,591
1.38%, 10/12/28(d)	5	4,296
4.88%, 03/09/26(d)	50	49,624
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	362	334,101
1.75%, 07/27/26	315	292,906
1.75%, 01/14/27(d)	125	114,710
2.38%, 06/10/25	650	628,500
3.88%, 09/28/27	142	137,246
3.88%, 06/14/28	1,025	986,258
Series 37, 2.50%, 11/15/27	1,085	999,537
Series 40, 0.50%, 05/27/25	810	768,380
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	560	513,919
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	375	347,386
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	610	577,441
4.38%, 03/22/28	500	476,570
4.45%, 05/08/25	360	354,917
4.65%, 03/24/26	763	744,821
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(a)	400	396,286
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	850	850,843
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(a)	595	595,942
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	355	334,573
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(a)	85	88,146
Macquarie Bank Ltd.
3.90%, 01/15/26(b)	305	296,793
4.00%, 07/29/25(b)	220	215,304
5.21%, 06/15/26(b)	120	119,170
5.39%, 12/07/26(b)	265	264,069
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(a)(b)	420	388,917
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)(c)	420	380,271
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(a)(b)	295	263,235
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(a)(b)	370	344,923
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(a)(b)	125	119,229
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(c)	10	9,658
Security	Par (000)	Value
Banks (continued)
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(a)(b)	$285	$276,854
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)	300	297,355
Manufacturers & Traders Trust Co.
4.65%, 01/27/26 (Call 12/27/25)	455	443,014
4.70%, 01/27/28 (Call 12/27/27)	545	515,310
5.40%, 11/21/25 (Call 10/21/25)	250	246,635
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	200	190,582
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27), (5-year CMT + 3.997%)(a)(d)	200	210,324
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	200	188,010
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	675	641,481
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	875	800,174
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	600	545,645
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	585	536,642
2.76%, 09/13/26	200	187,801
3.29%, 07/25/27	135	126,638
3.74%, 03/07/29	200	186,368
4.05%, 09/11/28	275	262,237
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	420	402,616
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	540	531,527
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(a)	200	197,811
5.26%, 04/17/30 (Call 04/17/29), (1-year CMT + 0.820%)(a)	200	196,972
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	390	386,788
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	395	393,857
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	400	365,710
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	445	407,361
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)	295	283,948
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)	225	217,648
2.84%, 09/13/26	200	187,794
3.48%, 04/12/26(b)	615	590,619
3.66%, 02/28/27	205	195,053
4.02%, 03/05/28	455	432,062
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)	315	297,850
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	825	819,760
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	200	199,879
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(a)	420	421,215
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	843	780,791
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	$1,150	$1,049,936
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	1,285	1,184,054
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	885	816,062
3.13%, 07/27/26	802	762,347
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(a)	1,115	1,048,998
3.63%, 01/20/27	925	883,946
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)	1,100	1,032,691
3.88%, 01/27/26	1,045	1,015,203
3.95%, 04/23/27	879	841,963
4.00%, 07/23/25	847	830,693
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	870	838,274
4.35%, 09/08/26	600	583,171
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	900	856,050
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	775	764,671
5.00%, 11/24/25	735	727,259
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	635	628,664
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	927	912,065
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	995	978,952
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(a)	860	843,628
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(a)	665	660,648
5.65%, 04/13/28 (Call 04/13/27), (1-day SOFR +1.010%)(a)	675	675,953
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(a)	570	570,272
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(a)	295	296,600
6.25%, 08/09/26	340	345,219
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	375	382,846
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(a)	360	371,164
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	350	345,524
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(a)	425	418,411
5.48%, 07/16/25 (Call 06/16/25)	370	369,931
5.88%, 10/30/26 (Call 09/30/26)	500	504,404
National Australia Bank Ltd.
1.89%, 01/12/27(b)	490	447,730
3.50%, 01/10/27(b)	60	57,257
National Australia Bank Ltd./New York
2.50%, 07/12/26	485	456,317
3.38%, 01/14/26	250	241,819
3.91%, 06/09/27	485	465,637
4.75%, 12/10/25	250	247,823
4.79%, 01/10/29	250	244,570
4.90%, 06/13/28	270	266,140
4.94%, 01/12/28	310	306,379
Security	Par (000)	Value
Banks (continued)
4.97%, 01/12/26	$250	$248,133
5.20%, 05/13/25	250	249,271
National Bank of Canada, 5.60%, 12/18/28	275	274,487
National Securities Clearing Corp.
5.00%, 05/30/28 (Call 04/30/28)(b)	250	247,061
5.10%, 11/21/27 (Call 10/21/27)(b)	250	247,905
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	635	581,716
4.80%, 04/05/26	205	201,450
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	585	563,867
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	415	400,798
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)	390	385,945
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(a)	200	198,794
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)	415	414,259
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)	430	429,714
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	605	619,057
NatWest Markets PLC, 1.60%, 09/29/26(b)	455	413,826
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(d)	200	181,476
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25), (6-year CMT + 2.832%)(a)(d)(f)	400	384,647
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26), (6-year CMT + 2.875%)(a)(d)(f)	200	183,267
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26), (6-year CMT + 2.889%)(a)(d)(f)	400	371,696
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	335	318,051
NongHyup Bank
1.25%, 07/20/25(c)(d)	400	379,089
4.25%, 07/06/27(d)	200	192,770
Nordea Bank Abp
1.50%, 09/30/26(b)	360	326,426
3.60%, 06/06/25(b)	265	259,470
4.75%, 09/22/25(b)	370	365,855
5.00%, 03/19/27(b)	200	197,733
5.38%, 09/22/27(b)	380	377,112
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	185,035
4.87%, 09/14/27(b)	210	205,147
5.43%, 03/09/28(b)	200	199,105
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	167	155,095
3.95%, 10/30/25	92	89,826
4.00%, 05/10/27 (Call 04/10/27)	405	391,062
NRW Bank
0.63%, 05/19/25(d)	283	268,943
0.88%, 03/09/26(d)	395	364,615
3.88%, 05/26/26(d)	30	29,183
4.50%, 06/09/25(d)	10	9,880
4.63%, 11/04/25(d)	96	94,838
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	375	350,467
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
0.50%, 02/02/26	$320	$294,864
2.88%, 05/23/25	180	175,302
3.63%, 09/09/27	60	57,506
4.13%, 01/20/26	30	29,455
4.13%, 01/18/29	440	426,467
4.25%, 03/01/28	160	156,127
4.63%, 11/03/25	40	39,589
5.00%, 10/23/26	125	124,761
OTP Bank Nyrt
7.50%, 05/25/27 (Call 05/25/26), (1-year CMT + 3.711%)(a)(d)	200	204,066
8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(d)	200	205,982
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)	425	402,146
4.60%, 06/15/32 (Call 06/15/27), (5-year CMT + 1.575%)(a)(d)	200	193,866
PNC Bank NA, 3.25%, 01/22/28 (Call 12/23/27)	335	309,115
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	280	254,742
2.60%, 07/23/26 (Call 05/23/26)	280	263,263
3.15%, 05/19/27 (Call 04/19/27)	170	159,577
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	769	757,661
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)	355	351,753
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(a)	441	437,070
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)	882	878,019
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(a)	287	287,034
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(a)	395	403,465
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	200	188,862
5.58%, 11/22/28(d)	400	404,302
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	370,766
1.63%, 09/22/25(d)	200	188,916
2.63%, 05/12/25(d)	400	386,730
2.75%, 02/12/27(d)	400	370,389
4.88%, 01/30/29(d)	200	194,311
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	247	237,786
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(d)(f)	200	184,808
Royal Bank of Canada
0.88%, 01/20/26	380	352,470
1.15%, 06/10/25	449	428,117
1.15%, 07/14/26	350	319,161
1.20%, 04/27/26	628	577,977
1.40%, 11/02/26	390	354,106
2.05%, 01/21/27	265	243,327
3.63%, 05/04/27	440	418,459
4.24%, 08/03/27	455	439,739
4.65%, 01/27/26	592	582,055
4.88%, 01/12/26	500	495,148
4.88%, 01/19/27	200	197,561
4.90%, 01/12/28	304	298,919
Security	Par (000)	Value
Banks (continued)
4.95%, 02/01/29	$200	$196,404
5.20%, 07/20/26	285	283,784
5.20%, 08/01/28	370	367,884
6.00%, 11/01/27	473	482,159
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	321	290,839
3.24%, 10/05/26 (Call 08/05/26)	300	281,284
3.45%, 06/02/25 (Call 05/02/25)	338	328,093
4.40%, 07/13/27 (Call 04/14/27)	470	450,112
4.50%, 07/17/25 (Call 04/17/25)	360	353,059
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	140	139,129
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(a)	130	129,576
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	325	327,771
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(a)	225	228,261
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	340	320,473
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	427	389,667
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	655	596,256
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	200	185,840
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	480	488,757
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	200	180,991
3.75%, 09/20/27(d)	200	186,936
3.88%, 03/24/26(d)	200	192,388
4.50%, 03/26/28(d)	200	189,734
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	200	185,780
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(f)	200	185,046
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	200	192,911
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25), (6-year CMT + 3.213%)(a)(d)(f)	200	195,085
Skandinaviska Enskilda Banken AB
3.70%, 06/09/25(b)	280	274,414
5.13%, 03/05/27(b)	200	197,978
5.38%, 03/05/29(b)	200	196,622
SNB Sukuk Ltd.
2.34%, 01/19/27(d)	400	367,412
5.13%, 02/27/29(d)	200	196,218
Societe Generale SA
1.38%, 07/08/25(b)	360	342,463
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(a)(b)	645	598,769
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(a)(b)	480	438,452
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(b)	505	462,799
4.00%, 01/12/27(b)	275	261,434
4.25%, 08/19/26(b)	225	214,791
4.68%, 06/15/27(b)	425	414,461
4.75%, 11/24/25(b)	125	121,918
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.75%, 09/14/28(b)	$200	$191,837
5.52%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.500%)(a)(b)	200	196,746
5.63%, 01/19/30 (Call 01/19/29), (1-year CMT + 1.750%)(a)(b)	200	195,520
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(a)(b)	400	402,008
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(a)(b)	495	500,790
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(a)(b)	615	569,711
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(b)	615	563,470
4.05%, 04/12/26(b)	205	198,260
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)	515	516,197
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(a)(b)	615	617,232
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	635	642,387
6.75%, 02/08/28 (Call 02/08/27), (1-year CMT + 1.850%)(a)(b)	200	204,169
7.02%, 02/08/30 (Call 02/08/29), (1-year CMT + 2.200%)(a)(b)	200	207,939
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(a)(b)	230	242,749
State Bank of India/London, 1.80%, 07/13/26(d)	400	367,734
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	185	169,030
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	235	215,828
2.65%, 05/19/26(c)	250	237,352
3.55%, 08/18/25	429	418,897
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	70	66,412
4.99%, 03/18/27 (Call 02/18/27)	295	292,341
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(a)	310	308,003
5.27%, 08/03/26 (Call 07/03/26)	335	334,111
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(a)	360	363,487
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	170	170,339
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	230	233,126
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	555	513,545
1.40%, 09/17/26	805	731,022
1.47%, 07/08/25	845	804,350
1.90%, 09/17/28	770	661,885
2.17%, 01/14/27	330	302,685
2.63%, 07/14/26	910	856,291
3.35%, 10/18/27	112	104,414
3.36%, 07/12/27	845	793,064
3.45%, 01/11/27	245	232,661
3.78%, 03/09/26	645	624,986
5.46%, 01/13/26	780	778,022
5.52%, 01/13/28	600	600,912
5.72%, 09/14/28	510	514,511
Security	Par (000)	Value
Banks (continued)
5.80%, 07/13/28	$205	$206,964
5.88%, 07/13/26	200	201,179
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)	200	187,836
1.35%, 09/16/26(b)	280	253,665
1.55%, 03/25/26(b)	200	185,549
2.80%, 03/10/27(b)	210	194,894
4.80%, 09/15/25(b)	200	197,562
4.95%, 09/15/27(b)	230	225,648
5.20%, 03/07/27(b)	200	197,976
5.20%, 03/07/29(b)	200	197,186
5.50%, 03/09/28(b)	200	200,140
5.55%, 09/14/28(b)	200	199,971
5.65%, 03/09/26(b)	350	350,226
5.65%, 09/14/26(b)	200	199,984
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)	375	341,688
3.65%, 06/10/25(b)	300	293,739
3.95%, 06/10/27(b)	265	253,729
5.50%, 06/15/28(b)	425	421,948
Swedbank AB
1.54%, 11/16/26(b)	410	372,418
5.34%, 09/20/27(b)	255	252,217
5.41%, 03/14/29(b)	200	197,016
5.47%, 06/15/26(b)	200	199,386
6.14%, 09/12/26(b)	200	201,280
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	295	291,209
5.63%, 08/23/27 (Call 07/23/27)	375	367,061
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	250	238,631
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	130	127,554
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	200	194,577
8.00%, 01/16/29(d)	200	201,646
9.50%, 08/01/26(d)	200	209,827
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(a)	135	120,649
Toronto-Dominion Bank (The)
0.75%, 09/11/25	485	455,130
0.75%, 01/06/26	520	481,220
1.15%, 06/12/25	447	426,024
1.20%, 06/03/26	595	544,918
1.25%, 09/10/26	625	566,887
1.95%, 01/12/27(c)	230	210,992
2.80%, 03/10/27	529	492,202
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	20	18,988
3.77%, 06/06/25	565	554,038
4.11%, 06/08/27	490	471,262
4.69%, 09/15/27	695	678,833
4.98%, 04/05/27	250	246,829
4.99%, 04/05/29	250	244,882
5.16%, 01/10/28	310	307,144
5.26%, 12/11/26	100	99,575
5.52%, 07/17/28	300	301,093
5.53%, 07/17/26	635	635,196
Truist Bank
3.63%, 09/16/25 (Call 08/16/25)	325	315,318
4.05%, 11/03/25 (Call 09/03/25)	315	308,502
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	$279	$263,564
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	660	608,316
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	295	251,996
3.70%, 06/05/25 (Call 05/05/25)	435	425,375
3.88%, 03/19/29 (Call 02/16/29)	100	91,569
4.00%, 05/01/25 (Call 03/01/25)	401	394,261
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	345	329,480
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	547	536,660
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	780	756,250
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(a)	470	460,149
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)	333	332,891
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(a)	255	256,274
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(a)	585	612,348
Turkiye Garanti Bankasi AS, 8.38%, 02/28/34 (Call 02/28/29), (5-year CMT + 4.090%)(a)(b)	200	198,824
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(d)	200	198,954
9.00%, 10/12/28(d)	200	208,754
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)	369	354,172
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	550	502,327
3.10%, 04/27/26 (Call 03/27/26)	413	394,036
3.90%, 04/26/28 (Call 03/24/28)	75	71,031
3.95%, 11/17/25 (Call 10/17/25)	390	380,593
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)	765	739,910
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	1,070	1,031,523
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(a)	520	512,317
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)	310	309,869
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(a)	190	190,149
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(a)	125	128,199
Series V, 2.38%, 07/22/26 (Call 06/22/26)	120	112,547
Series X, 3.15%, 04/27/27 (Call 03/27/27)	85	80,009
UBS AG/London
1.25%, 06/01/26	305	279,144
5.65%, 09/11/28	255	256,195
5.80%, 09/11/25	200	200,592
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(b)	720	663,661
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(a)(b)	385	355,330
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(b)	640	579,494
Security	Par (000)	Value
Banks (continued)
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(b)	$600	$575,508
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(a)(b)	700	652,609
4.13%, 09/24/25(b)	505	492,705
4.13%, 04/15/26(b)	595	576,402
4.25%, 03/23/28 (Call 03/23/27)(b)	515	487,794
4.28%, 01/09/28 (Call 01/09/27)(b)	775	735,642
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(a)(b)	380	374,009
4.55%, 04/17/26	735	718,730
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(b)	610	595,296
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)	460	445,332
5.43%, 02/08/30 (Call 02/08/29), (1-year CMT + 1.520%)(a)(b)	585	575,199
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)	600	598,346
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(a)(b)	520	527,619
6.33%, 12/22/27 (Call 12/22/26), (1-year CMT + 1.600%)(a)(b)	400	404,362
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(a)(b)	480	481,622
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(a)(b)	545	553,702
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(a)(b)	350	322,305
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(b)	370	352,891
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)	325	314,556
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	188,912
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	184,669
1.75%, 03/16/31 (Call 03/16/26), (5-year CMT + 1.520%)(a)(d)	200	185,441
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(b)	200	182,518
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)	95	70,865
Wachovia Corp., 7.57%, 08/01/26(g)	125	129,503
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)	655	595,189
3.00%, 04/22/26	1,310	1,249,601
3.00%, 10/23/26	1,130	1,063,097
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(a)	990	940,207
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(a)	1,610	1,519,057
3.55%, 09/29/25	955	928,909
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(a)	1,255	1,181,367
4.10%, 06/03/26	937	907,946
4.15%, 01/24/29 (Call 10/24/28)	835	789,743
4.30%, 07/22/27	1,020	982,880
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)	792	779,453
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)	$1,245	$1,213,321
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(a)	755	739,844
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(a)	1,365	1,360,629
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(a)	690	690,685
6.00%, 10/28/25 (Call 10/28/24)(c)	110	110,168
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(a)	790	809,327
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	500	494,664
5.25%, 12/11/26 (Call 11/10/26)	500	497,436
5.45%, 08/07/26 (Call 07/07/26)	670	669,605
5.55%, 08/01/25 (Call 07/01/25)	590	590,274
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	170	145,144
Westpac Banking Corp.
1.15%, 06/03/26	550	504,729
1.95%, 11/20/28	395	342,149
2.70%, 08/19/26	290	273,752
2.85%, 05/13/26	460	438,356
3.35%, 03/08/27	405	384,731
3.40%, 01/25/28	405	379,315
4.04%, 08/26/27	365	352,635
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	485	464,882
5.46%, 11/18/27	467	470,078
5.51%, 11/17/25	375	375,809
5.54%, 11/17/28	325	328,321
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	485	474,560
5.13%, 02/26/27(b)	200	197,865
5.20%, 02/28/29(b)	200	196,695
Woori Bank
0.75%, 02/01/26(d)	200	183,844
2.00%, 01/20/27(d)	200	182,720
4.88%, 01/26/28(d)	200	196,668
5.13%, 08/06/28(d)	200	193,271
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(d)	200	199,557
9.25%, 10/16/28(d)	200	212,010
9.25%, 01/17/34 (Call 01/17/29), (5-year CMT + 5.278%)(a)(d)	200	204,738
		398,477,604
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28 (Call 03/29/28)(d)	200	173,225
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	1,235	1,189,357
4.75%, 01/23/29 (Call 10/23/28)	1,030	1,013,744
Bacardi Ltd., 4.45%, 05/15/25(d)	357	352,178
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29 (Call 12/15/28)(b)	150	145,930
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	200	186,777
Coca-Cola Co. (The)
1.00%, 03/15/28	289	249,515
Security	Par (000)	Value
Beverages (continued)
1.45%, 06/01/27	$565	$508,461
2.90%, 05/25/27	100	94,125
3.38%, 03/25/27	445	426,790
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	147	143,209
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	200	181,295
Coca-Cola Icecek A/S, 4.50%, 01/20/29 (Call 10/20/28)(d)	200	184,198
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	245	231,439
3.60%, 02/15/28 (Call 11/15/27)	340	318,250
3.70%, 12/06/26 (Call 09/06/26)	55	52,550
4.35%, 05/09/27 (Call 04/09/27)	229	221,712
4.40%, 11/15/25 (Call 09/15/25)	315	309,017
4.75%, 12/01/25	30	29,562
4.80%, 01/15/29 (Call 12/15/28)	100	97,356
5.00%, 02/02/26 (Call 05/13/24)	120	118,736
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	380	359,020
5.20%, 10/24/25	335	333,860
5.30%, 10/24/27 (Call 09/24/27)	455	454,612
5.38%, 10/05/26 (Call 09/05/26)	210	210,161
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	540	507,556
JDE Peet's NV, 1.38%, 01/15/27 (Call 12/15/26)(b)	340	303,222
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	165	154,243
3.40%, 11/15/25 (Call 08/15/25)	25	24,184
3.43%, 06/15/27 (Call 03/15/27)	15	14,156
4.42%, 05/25/25 (Call 03/25/25)	211	208,399
4.60%, 05/25/28 (Call 02/25/28)	595	577,257
5.05%, 03/15/29 (Call 02/15/29)	125	123,125
5.10%, 03/15/27 (Call 02/15/27)	125	124,104
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	821	778,786
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	70	65,601
2.63%, 03/19/27 (Call 01/19/27)	25	23,333
2.85%, 02/24/26 (Call 11/24/25)	502	482,014
3.00%, 10/15/27 (Call 07/15/27)	415	387,562
3.50%, 07/17/25 (Call 04/17/25)	92	89,998
3.60%, 02/18/28 (Call 01/18/28)	95	90,453
4.45%, 05/15/28 (Call 04/15/28)	310	304,449
4.55%, 02/13/26 (Call 01/13/26)	295	291,879
5.13%, 11/10/26 (Call 10/10/26)	235	234,902
5.25%, 11/10/25	240	240,225
7.00%, 03/01/29	150	162,526
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	125	121,629
4.65%, 02/16/27 (Call 01/16/27)	125	123,039
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 05/31/24)(b)	235	210,777
		13,228,498
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	465	399,579
2.20%, 02/21/27 (Call 12/21/26)	615	564,070
2.60%, 08/19/26 (Call 05/19/26)	492	462,236
3.00%, 02/22/29 (Call 12/22/28)	480	434,582
3.13%, 05/01/25 (Call 02/01/25)	399	389,008
3.20%, 11/02/27 (Call 08/02/27)	140	130,543
24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
5.15%, 03/02/28 (Call 02/02/28)	$1,420	$1,407,460
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	210	206,024
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	761	743,725
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	200	187,939
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(b)	190	181,137
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	40	35,023
2.95%, 03/01/27 (Call 12/01/26)	435	408,685
3.65%, 03/01/26 (Call 12/01/25)	1,083	1,049,253
Illumina Inc., 5.75%, 12/13/27 (Call 11/13/27)	100	99,980
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	450	423,771
1.75%, 09/02/27 (Call 07/02/27)	212	187,421
		7,310,436
Building Materials — 0.2%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(b)(c)	175	184,282
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	225	221,458
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	360	331,614
5.80%, 11/30/25	440	440,964
Cemex SAB de CV, 9.13%, (Call 03/14/28), (5-year CMT + 4.907%)(a)(d)(f)	200	214,731
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(d)(f)	600	576,622
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 05/31/24)(b)(c)	115	97,296
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 05/31/24)(b)	175	157,697
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	200	188,576
3.95%, 04/04/28 (Call 01/04/28)(b)	225	213,688
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	560	548,074
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 05/31/24)(b)	185	186,365
Fortune Brands Innovations Inc., 4.00%, 06/15/25 (Call 03/15/25)	70	68,496
Griffon Corp., 5.75%, 03/01/28 (Call 05/31/24)	345	332,211
Holcim Finance U.S. LLC, 3.50%, 09/22/26 (Call 06/22/26)(b)	55	52,422
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(d)	200	187,635
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 05/31/24)(b)	70	67,254
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/24)(b)(c)	75	73,163
4.88%, 12/15/27 (Call 05/31/24)(b)	150	142,362
Johnson Controls International PLC, 3.90%, 02/14/26 (Call 11/14/25)	310	300,908
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/29 (Call 03/19/29)	150	150,693
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	255	241,016
1.70%, 08/01/27 (Call 06/01/27)	270	239,466
5.50%, 09/15/28 (Call 08/15/28)	410	408,533
Security	Par (000)	Value
Building Materials (continued)
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 05/31/24)(b)	$125	$111,869
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	10	9,450
3.50%, 12/15/27 (Call 09/15/27)	390	364,626
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	200	172,218
Masonite International Corp., 5.38%, 02/01/28 (Call 05/31/24)(b)	165	165,130
Mohawk Industries Inc., 5.85%, 09/18/28 (Call 08/18/28)	180	181,932
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	200	187,871
9.75%, 07/15/28 (Call 05/31/24)(b)	100	102,263
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	185	176,039
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28 (Call 05/31/24)(b)	375	362,881
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 05/31/24)(b)	330	310,784
5.00%, 02/15/27 (Call 05/31/24)(b)	295	284,010
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(b)	225	216,260
6.50%, 03/15/27 (Call 05/13/24)(b)	105	104,921
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	90	86,573
3.80%, 03/21/29 (Call 12/21/28)	100	93,385
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	170	159,716
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	70	67,377
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	200	162,638
		8,945,469
Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 05/31/24)(b)	205	212,499
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	411	389,308
1.85%, 05/15/27 (Call 03/15/27)	25	22,746
4.60%, 02/08/29 (Call 01/08/29)	325	317,405
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	215	208,877
ASP Unifrax Holdings Inc., 5.25%, 09/30/28 (Call 09/30/24)(b)	245	155,502
Avient Corp., 5.75%, 05/15/25 (Call 05/31/24)(b)	210	208,980
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(b)	245	215,585
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(b)	200	191,730
Bayport Polymers LLC, 4.74%, 04/14/27 (Call 03/14/27)(b)	5	4,754
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	400	356,526
8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(d)	200	195,983
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	135	122,471
6.17%, 07/15/27 (Call 06/15/27)	677	681,440
6.35%, 11/15/28 (Call 10/15/28)	395	401,365
CF Industries Inc., 4.50%, 12/01/26(b)	120	116,109
Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	$190	$179,694
5.75%, 11/15/28 (Call 05/13/24)(b)	260	238,787
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	314	298,647
3.70%, 06/01/28 (Call 03/01/28)(b)	15	14,132
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	379,817
4.13%, 07/19/27(d)	400	383,641
5.13%, 03/14/28(d)	400	394,678
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)	180	152,215
6.50%, 05/15/26 (Call 05/13/24)(b)	70	66,199
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	184	171,440
Dow Chemical Co. (The), 4.80%, 11/30/28 (Call 08/30/28)	60	58,647
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	795	781,764
4.73%, 11/15/28 (Call 08/15/28)	335	328,436
Eastman Chemical Co., 4.50%, 12/01/28 (Call 09/01/28)	25	23,942
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)	395	359,613
2.70%, 11/01/26 (Call 08/01/26)	20	18,863
3.25%, 12/01/27 (Call 09/01/27)	20	18,722
5.25%, 01/15/28 (Call 12/15/27)	310	310,531
EIDP Inc., 1.70%, 07/15/25 (Call 06/15/25)	395	377,551
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(b)	275	247,806
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	25	23,524
5.15%, 05/18/26 (Call 04/18/26)	185	182,706
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/24)(b)	155	145,908
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	105	100,047
4.25%, 10/15/28 (Call 05/31/24)	55	50,787
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/31/24)(b)	120	104,383
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 05/31/24)(b)	155	151,566
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(b)	150	147,435
7.50%, 04/15/29 (Call 04/15/26)(b)	200	201,338
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29 (Call 11/15/25)(b)	200	211,216
Ingevity Corp., 3.88%, 11/01/28 (Call 05/31/24)(b)	180	160,364
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 05/31/24)(b)(c)	95	82,098
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	428	400,748
1.83%, 10/15/27 (Call 08/15/27)(b)	435	381,573
4.45%, 09/26/28 (Call 06/26/28)	45	42,838
Iris Holdings Inc., 8.75%, 02/15/26 (Call 05/31/24), (9.50% PIK)(b)(e)	55	46,523
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 05/31/24), (10.00% PIK)(b)(c)(e)	79	65,501
LG Chem Ltd., 1.38%, 07/07/26(d)	200	181,870
Security	Par (000)	Value
Chemicals (continued)
Linde Inc./CT
3.20%, 01/30/26 (Call 10/30/25)	$270	$260,370
4.70%, 12/05/25 (Call 11/05/25)	315	312,428
LYB Finance Co. BV, 8.10%, 03/15/27(b)	111	116,610
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	265	250,909
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	320	300,052
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 05/31/24)(b)	125	123,206
MEGlobal BV, 4.25%, 11/03/26(d)	400	381,951
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	600	591,833
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	220	211,512
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 05/13/24)(b)	150	142,897
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	225	214,773
5.38%, 11/15/28 (Call 10/15/28)	150	148,691
Nutrien Ltd.
4.00%, 12/15/26 (Call 09/15/26)	30	28,872
4.90%, 03/27/28 (Call 02/27/28)	145	141,952
5.95%, 11/07/25	370	371,848
OCI NV, 4.63%, 10/15/25 (Call 05/31/24)(b)	164	160,010
OCP SA, 4.50%, 10/22/25(d)	200	195,408
Olin Corp., 5.13%, 09/15/27 (Call 05/31/24)	190	183,499
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	280	252,272
7.13%, 10/01/27 (Call 10/01/24)(b)	110	111,337
9.75%, 11/15/28 (Call 06/01/25)(b)	575	610,653
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	200	183,648
4.00%, 10/04/27 (Call 07/04/27)(d)	200	186,450
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/31/24)(b)(c)	100	27,346
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	415	383,069
3.75%, 03/15/28 (Call 12/15/27)	65	61,513
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 05/16/24)(b)	157	139,454
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	80	75,804
SABIC Capital II BV, 4.50%, 10/10/28(d)	200	192,807
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	200	188,288
6.50%, 09/27/28 (Call 06/27/28)	200	189,483
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/31/24)(b)	365	339,360
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 05/31/24)(b)	275	264,134
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	170	165,250
3.45%, 06/01/27 (Call 03/01/27)	545	514,999
3.95%, 01/15/26 (Call 10/15/25)	55	53,605
4.25%, 08/08/25	150	147,453
SNF Group SACA, 3.13%, 03/15/27 (Call 05/31/24)(b)	150	138,122
TPC Group Inc., 13.00%, 12/16/27 (Call 05/31/24)(b)	17	17,439
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(b)	335	299,201
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	370	353,251
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 05/31/24)(b)	$250	$237,428
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	330	315,075
		20,871,092
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/24)(b)	100	99,838
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/31/24)(b)	90	93,692
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 05/30/24)(d)	250	251,568
		445,098
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27 (Call 06/30/27)(d)	200	179,572
4.20%, 08/04/27 (Call 02/04/27)(d)	200	180,640
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(b)	135	128,424
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(b)	200	195,946
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(b)	165	166,310
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 05/31/24)(b)	261	260,485
9.75%, 07/15/27 (Call 05/31/24)(b)	355	353,674
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (Call 06/01/24)(b)	640	574,827
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/31/24)(b)(c)	130	125,685
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 05/13/24)(b)	100	88,507
4.63%, 10/01/27 (Call 05/31/24)(b)	175	164,434
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/24)(b)	195	192,982
APX Group Inc., 6.75%, 02/15/27 (Call 05/31/24)(b)	190	188,911
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	255	230,960
4.38%, 08/15/27 (Call 05/16/24)(b)	330	314,070
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	417	406,546
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(b)(c)	160	141,555
5.38%, 03/01/29 (Call 05/31/24)(b)	175	156,239
5.75%, 07/15/27 (Call 05/13/24)(b)	135	128,298
5.75%, 07/15/27 (Call 05/31/24)(b)	135	127,568
Bidvest Group U.K. PLC, 3.63%, 09/23/26 (Call 05/10/24)(d)	400	368,841
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	130	114,308
5.25%, 10/01/25 (Call 07/01/25)	10	9,894
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)	330	309,981
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(b)	225	211,057
5.50%, 07/15/25 (Call 05/31/24)(b)	125	124,283
Champions Financing Inc., 8.75%, 02/15/29 (Call 02/15/26)(b)	210	214,835
Security	Par (000)	Value
Commercial Services (continued)
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	$200	$197,186
Cimpress PLC, 7.00%, 06/15/26 (Call 05/16/24)	185	184,037
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	150	146,808
3.70%, 04/01/27 (Call 01/01/27)	270	259,655
CK Hutchison International 23 Ltd., 4.75%, 04/21/28 (Call 03/21/28)(b)	1,000	973,735
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(d)	200	191,797
5.00%, 08/06/28(d)	200	197,650
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	90	83,904
8.25%, 04/15/29 (Call 04/15/26)	160	165,201
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/31/24)(b)(c)	235	203,201
CPI CG Inc., 8.63%, 03/15/26 (Call 05/31/24)(b)	99	98,418
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(a)(d)(f)	600	595,092
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	71	69,237
5.64%, 03/13/27 (Call 02/13/27)(b)	100	99,322
6.27%, 06/26/26 (Call 05/26/26)(b)	180	180,890
6.32%, 12/04/28 (Call 11/04/28)(b)	275	279,382
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	187	177,821
5.10%, 12/15/27 (Call 11/15/27)	345	339,978
5.10%, 06/01/28 (Call 05/01/28)	180	176,831
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	225	213,071
3.80%, 11/01/25 (Call 08/01/25)(b)	365	355,225
4.60%, 05/01/28 (Call 04/01/28)(b)	310	301,291
5.00%, 02/15/29 (Call 01/15/29)(b)	265	260,247
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(b)	180	171,249
7.75%, 02/15/28 (Call 02/15/25)(b)	140	141,546
9.50%, 11/01/27 (Call 05/31/24)(b)	200	199,053
Gartner Inc., 4.50%, 07/01/28 (Call 05/31/24)(b)	295	277,755
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 05/30/24)(d)	400	397,375
GEO Group Inc. (The), 8.63%, 04/15/29 (Call 04/15/26)(b)	95	95,968
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	405	373,924
2.15%, 01/15/27 (Call 12/15/26)	265	242,558
4.45%, 06/01/28 (Call 03/01/28)	15	14,327
4.80%, 04/01/26 (Call 01/01/26)	250	245,971
4.95%, 08/15/27 (Call 07/15/27)	234	229,346
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/13/24)(b)	130	128,638
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	125	112,065
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	175	159,606
6.25%, 05/06/29 (Call 04/06/29)	100	100,183
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(b)	400	388,527
Hertz Corp. (The), 4.63%, 12/01/26 (Call 05/31/24)(b)	160	124,005
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(d)	200	181,203
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	$200	$186,644
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(b)	150	142,343
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 05/31/24)(b)	140	138,251
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/24)(b)	106	103,841
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (Call 11/15/25)(d)	200	205,170
Moody's Corp., 3.25%, 01/15/28 (Call 10/15/27)	175	164,018
Movida Europe SA, 7.85%, 04/11/29 (Call 04/11/27)(b)	200	186,797
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	330	269,113
5.75%, 11/01/28 (Call 05/31/24)(b)(c)	315	231,674
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 05/31/24)(b)	60	55,978
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	483	463,082
2.65%, 10/01/26 (Call 08/01/26)	105	98,645
3.90%, 06/01/27 (Call 05/01/27)	285	273,989
Pelabuhan Indonesia Persero PT, 4.25%, 05/05/25(d)	400	393,434
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	330	300,568
5.75%, 04/15/26(b)	430	424,914
6.25%, 01/15/28 (Call 05/31/24)(b)	430	420,299
PSA Treasury Pte Ltd., 2.50%, 04/12/26 (Call 10/12/25)(d)	200	189,344
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	200	188,938
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)	539	498,799
2.70%, 03/01/29 (Call 01/01/29)	300	267,475
2.95%, 01/22/27 (Call 10/22/26)	59	55,469
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(b)	285	251,868
11.25%, 12/15/27 (Call 06/15/25)(b)	180	168,107
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 05/31/24)	185	175,734
7.50%, 04/01/27	55	56,581
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 05/31/24)(b)	155	149,225
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	305	281,531
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(b)	250	233,213
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(d)	200	170,838
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27 (Call 12/22/26)(b)	220	205,912
TriNet Group Inc., 3.50%, 03/01/29 (Call 05/31/24)(b)	150	131,498
Triton Container International Ltd., 2.05%, 04/15/26 (Call 03/15/26)(b)	237	218,124
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(b)	105	107,598
United Rentals North America Inc.
3.88%, 11/15/27 (Call 05/13/24)	275	256,743
4.88%, 01/15/28 (Call 05/13/24)	515	493,584
5.50%, 05/15/27 (Call 05/31/24)	160	157,783
Upbound Group Inc., 6.38%, 02/15/29 (Call 05/31/24)(b)	150	144,001
Security	Par (000)	Value
Commercial Services (continued)
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	$220	$215,495
4.13%, 03/15/29 (Call 12/15/28)	100	94,232
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(b)	390	390,000
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 05/31/24)(b)(c)	310	300,689
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(b)	170	157,060
6.13%, 06/15/25 (Call 05/16/24)(b)	174	173,397
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	400	372,968
		25,157,076
Computers — 0.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/31/24)(b)	130	118,146
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	359	337,863
0.70%, 02/08/26 (Call 01/08/26)	1,177	1,088,336
1.13%, 05/11/25 (Call 04/11/25)	423	405,053
1.20%, 02/08/28 (Call 12/08/27)	940	818,009
1.40%, 08/05/28 (Call 06/05/28)	700	604,302
2.05%, 09/11/26 (Call 07/11/26)	565	526,057
2.45%, 08/04/26 (Call 05/04/26)	895	843,937
2.90%, 09/12/27 (Call 06/12/27)	320	298,716
3.00%, 06/20/27 (Call 03/20/27)	290	272,753
3.00%, 11/13/27 (Call 08/13/27)	355	332,576
3.20%, 05/13/25	699	684,566
3.20%, 05/11/27 (Call 02/11/27)	370	350,718
3.25%, 02/23/26 (Call 11/23/25)	462	446,392
3.35%, 02/09/27 (Call 11/09/26)	965	921,801
4.00%, 05/10/28 (Call 04/10/28)	570	551,085
4.42%, 05/08/26 (Call 05/13/24)	12	11,855
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(b)	200	186,775
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 05/31/24)(b)	40	37,060
CA Magnum Holdings, 5.38%, 10/31/26 (Call 05/10/24)(d)	400	377,279
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)	45	40,762
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 05/13/24)	240	210,536
Dell Inc., 7.10%, 04/15/28	40	42,345
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	700	689,080
5.25%, 02/01/28 (Call 01/01/28)	547	544,376
5.85%, 07/15/25 (Call 06/15/25)	512	512,804
6.02%, 06/15/26 (Call 03/15/26)	637	640,773
6.10%, 07/15/27 (Call 05/15/27)(c)	55	55,931
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	235	212,808
2.38%, 09/15/28 (Call 07/15/28)	150	127,944
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	250	229,430
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	45	41,742
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	147	136,843
4.90%, 10/15/25 (Call 07/15/25)	1,047	1,034,370
5.25%, 07/01/28 (Call 06/01/28)(c)	210	208,601
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	10	9,171
2.20%, 06/17/25 (Call 05/17/25)	533	512,265
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.00%, 06/17/27 (Call 04/17/27)	$325	$302,363
4.00%, 04/15/29 (Call 02/15/29)	300	280,267
4.75%, 01/15/28 (Call 12/15/27)	385	376,057
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	185	181,216
4.60%, 02/05/29 (Call 01/05/29)	200	193,629
4.70%, 02/05/26	200	197,515
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	115	103,351
2.20%, 02/09/27 (Call 01/09/27)	403	370,827
3.30%, 05/15/26	990	951,499
3.30%, 01/27/27	130	123,662
3.45%, 02/19/26	580	561,237
4.15%, 07/27/27 (Call 06/27/27)	530	511,609
4.50%, 02/06/26	270	266,513
4.50%, 02/06/28 (Call 01/06/28)	450	438,756
6.22%, 08/01/27	20	20,577
7.00%, 10/30/25	632	646,346
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	219	200,095
2.70%, 10/15/28 (Call 08/15/28)	100	87,314
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	291	284,121
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(b)	263	279,532
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(b)	235	216,275
5.13%, 04/15/29 (Call 05/31/24)(b)	350	321,646
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	384	367,337
2.38%, 06/22/27 (Call 04/22/27)	73	66,201
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 05/31/24)(b)	165	164,726
8.25%, 02/01/28 (Call 05/31/24)(b)	200	202,200
Science Applications International Corp., 4.88%, 04/01/28 (Call 05/31/24)(b)	150	141,587
Seagate HDD Cayman, 4.88%, 06/01/27 (Call 03/01/27)	200	193,355
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 05/13/24)(b)	95	94,578
Unisys Corp., 6.88%, 11/01/27 (Call 05/31/24)(b)	165	143,292
Vericast Corp.
11.00%, 09/15/26 (Call 05/31/24)(b)	411	442,179
12.50%, 12/15/27 (Call 05/13/24)(b)	20	22,849
Virtusa Corp., 7.13%, 12/15/28 (Call 05/31/24)(b)	125	112,345
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	160	135,229
4.75%, 02/15/26 (Call 11/15/25)	752	731,932
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(d)	400	366,994
		24,562,271
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	205	199,557
3.10%, 08/15/27 (Call 07/15/27)	155	146,408
4.60%, 03/01/28 (Call 02/01/28)	95	94,032
4.80%, 03/02/26	110	109,484
Conopco Inc., Series E, 7.25%, 12/15/26	60	62,984
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(b)	225	220,639
6.50%, 04/15/26 (Call 05/31/24)(b)	101	101,035
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	$150	$139,902
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 05/31/24)(b)	275	265,602
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28 (Call 04/15/28)	125	121,517
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	740	699,130
3.38%, 03/24/29 (Call 01/24/29)	250	228,035
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)	465	463,536
5.35%, 03/22/26 (Call 02/22/26)	380	380,266
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/31/24)(b)	200	52,447
Procter & Gamble Co. (The)
0.55%, 10/29/25	369	344,994
1.00%, 04/23/26	222	205,321
1.90%, 02/01/27	225	207,702
2.45%, 11/03/26	120	112,724
2.70%, 02/02/26	265	254,474
2.80%, 03/25/27	255	240,258
2.85%, 08/11/27	215	201,258
3.95%, 01/26/28	110	106,738
4.10%, 01/26/26	100	98,407
4.35%, 01/29/29	150	146,687
Unilever Capital Corp.
2.00%, 07/28/26	250	233,174
2.90%, 05/05/27 (Call 02/05/27)	210	196,988
3.10%, 07/30/25(c)	360	350,710
3.50%, 03/22/28 (Call 12/22/27)	400	377,595
4.88%, 09/08/28 (Call 08/08/28)	315	312,672
		6,674,276
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 05/31/24)(b)	225	207,110
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/31/24)(b)	220	214,499
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 05/31/24)(b)	175	172,082
Ferguson Finance PLC, 4.50%, 10/24/28 (Call 07/24/28)(b)	290	278,448
Fujian Zhanglong Group Co. Ltd., 6.70%, 09/02/26(d)	200	202,596
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 05/31/24)(b)	165	165,529
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(b)	425	376,106
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)	200	199,862
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	500	469,420
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	420	381,778
5.00%, 07/05/28 (Call 06/05/28)(b)	400	395,097
OPENLANE Inc., 5.13%, 06/01/25 (Call 05/31/24)(b)(c)	76	74,869
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(b)	180	181,828
Sumitomo Corp., 1.55%, 07/06/26 (Call 06/06/26)(d)	400	366,646
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale (continued)
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/31/24)(b)(h)(i)	$320	$37,074
9.00%, 11/15/26 (Call 05/31/24)(b)(h)(i)	463	55,365
		3,778,309
Diversified Financial Services — 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	415	387,046
2.45%, 10/29/26 (Call 09/29/26)	1,295	1,196,649
3.00%, 10/29/28 (Call 08/29/28)	1,255	1,119,445
3.65%, 07/21/27 (Call 04/21/27)	555	520,319
3.88%, 01/23/28 (Call 10/23/27)	340	318,300
4.45%, 10/01/25 (Call 08/01/25)	335	328,726
4.63%, 10/15/27 (Call 08/15/27)	100	96,434
5.10%, 01/19/29 (Call 12/19/28)	210	205,131
5.75%, 06/06/28 (Call 05/06/28)	245	244,973
6.10%, 01/15/27 (Call 12/15/26)	155	156,293
6.45%, 04/15/27 (Call 03/15/27)	200	203,982
6.50%, 07/15/25 (Call 06/15/25)	595	599,539
Affiliated Managers Group Inc., 3.50%, 08/01/25	284	276,018
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(b)	200	193,590
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(b)	158	162,741
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	402	368,417
2.10%, 09/01/28 (Call 07/01/28)	280	241,007
2.20%, 01/15/27 (Call 12/15/26)	377	343,743
2.88%, 01/15/26 (Call 12/15/25)	549	522,541
3.38%, 07/01/25 (Call 06/01/25)	297	288,753
3.63%, 04/01/27 (Call 01/01/27)	20	18,909
3.63%, 12/01/27 (Call 09/01/27)	15	13,982
3.75%, 06/01/26 (Call 04/01/26)	245	235,124
4.63%, 10/01/28 (Call 07/01/28)	25	23,951
5.10%, 03/01/29 (Call 02/01/29)	150	145,902
5.30%, 02/01/28 (Call 01/01/28)	375	369,562
5.85%, 12/15/27 (Call 11/15/27)	410	411,139
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	360	320,308
4.25%, 06/15/26 (Call 04/15/26)	145	140,141
5.25%, 08/11/25 (Call 07/11/25)(b)	410	404,826
5.95%, 02/15/29 (Call 01/15/29)(b)	150	147,675
6.50%, 07/18/28 (Call 06/18/28)(b)	200	201,392
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	35	29,588
4.75%, 06/09/27 (Call 05/09/27)	185	177,917
5.75%, 11/20/25 (Call 10/21/25)	375	371,945
5.80%, 05/01/25 (Call 04/01/25)	269	268,625
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)	150	151,511
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(a)	455	464,650
7.10%, 11/15/27 (Call 10/15/27)(c)	360	371,565
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	418	380,611
2.55%, 03/04/27 (Call 02/01/27)	655	605,805
3.13%, 05/20/26 (Call 04/20/26)	390	371,802
3.30%, 05/03/27 (Call 04/03/27)	585	550,412
3.95%, 08/01/25 (Call 07/01/25)	535	524,196
4.20%, 11/06/25 (Call 10/06/25)	349	342,329
4.90%, 02/13/26 (Call 01/13/26)	490	485,113
Security	Par (000)	Value
Diversified Financial Services (continued)
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(a)	$445	$441,386
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(a)	170	168,081
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	420	416,863
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)	435	432,867
5.53%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.090%)(a)	300	299,582
5.65%, 04/23/27 (Call 04/23/26), (1-day SOFR +0.750%)(a)	300	300,176
5.85%, 11/05/27 (Call 10/05/27)	409	415,090
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(a)	335	337,662
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	160	151,310
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	25	23,605
5.70%, 12/15/28 (Call 11/15/28)	170	171,954
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	20	17,545
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(a)(b)	259	238,348
Aretec Group Inc., 7.50%, 04/01/29 (Call 05/31/24)(b)	125	117,866
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	272	253,466
1.95%, 09/20/26 (Call 08/20/26)(b)	327	297,243
3.50%, 11/01/27 (Call 07/01/27)(b)	25	23,010
4.13%, 08/01/25 (Call 06/01/25)(b)	275	267,525
4.88%, 10/01/25 (Call 07/01/25)(b)	120	117,662
6.25%, 04/15/28 (Call 03/15/28)(b)	285	287,851
6.75%, 10/25/28 (Call 09/25/28)(b)	135	138,913
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	275	255,461
2.53%, 11/18/27 (Call 10/18/27)(b)	749	660,641
2.75%, 02/21/28 (Call 12/21/27)(b)	115	101,783
3.25%, 02/15/27 (Call 12/15/26)(b)	292	269,042
4.25%, 04/15/26 (Call 03/15/26)(b)	332	319,545
4.38%, 05/01/26 (Call 03/01/26)(b)	250	240,918
5.50%, 01/15/26 (Call 12/15/25)(b)	247	243,825
5.75%, 03/01/29 (Call 02/01/29)(b)	350	344,835
6.38%, 05/04/28 (Call 04/04/28)(b)	265	267,360
Banco BTG Pactual SA/Cayman Islands, 2.75%, 01/11/26 (Call 12/11/25)(d)	200	188,409
Bayfront Infrastructure Management Pte. Ltd., 4.26%, 05/16/26(d)	200	196,047
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	120	124,776
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	120	103,127
3.15%, 10/02/27 (Call 07/02/27)(b)(c)	107	99,113
5.90%, 11/03/27 (Call 10/03/27)(b)	185	187,181
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	376,607
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	600	560,497
3.50%, 09/18/27 (Call 06/18/27)(d)	400	374,537
BOC Aviation USA Corp., 5.75%, 11/09/28 (Call 10/09/28)(d)	200	201,958
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	200	183,084
30
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 05/31/24)(b)(c)	$35	$35,117
9.75%, 03/15/29 (Call 03/15/26)(b)	280	291,242
Brightsphere Investment Group Inc., 4.80%, 07/27/26	100	96,186
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	420	398,259
4.85%, 03/29/29 (Call 12/29/28)	300	291,408
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 05/31/24)(b)	150	144,407
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	182	172,146
7.20%, 12/12/28 (Call 11/12/28)(b)	225	228,435
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	637	577,852
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	300	264,981
3.65%, 05/11/27 (Call 04/11/27)	250	236,567
3.75%, 07/28/26 (Call 06/28/26)	485	463,909
3.75%, 03/09/27 (Call 02/09/27)	95	90,229
3.80%, 01/31/28 (Call 12/31/27)	610	571,747
4.20%, 10/29/25 (Call 09/29/25)	500	487,244
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	682	665,896
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	458	452,789
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	355	348,526
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)	80	78,932
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(a)	430	433,832
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(a)	220	226,393
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 05/31/24)(b)	140	134,701
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	150	144,051
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26 (Call 08/15/26)(d)	200	181,723
1.80%, 07/22/26(d)	200	183,607
1.99%, 07/21/25(d)	200	190,848
CDBL Funding 2, 2.00%, 03/04/26(d)	600	561,924
CDP Financial Inc., 4.50%, 02/13/26(b)	600	591,612
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	448	412,248
1.15%, 05/13/26 (Call 04/13/26)	474	435,317
2.00%, 03/20/28 (Call 01/20/28)	295	260,573
2.45%, 03/03/27 (Call 02/03/27)	514	473,589
3.20%, 03/02/27 (Call 12/02/26)	415	391,416
3.20%, 01/25/28 (Call 10/25/27)	45	41,687
3.30%, 04/01/27 (Call 01/01/27)	245	231,519
3.45%, 02/13/26 (Call 11/13/25)	240	231,386
3.85%, 05/21/25 (Call 03/21/25)	234	229,914
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(a)	630	630,832
5.88%, 08/24/26 (Call 07/24/26)	125	126,172
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(a)	310	317,259
Security	Par (000)	Value
Diversified Financial Services (continued)
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	$400	$372,634
3.00%, 03/18/27 (Call 12/18/26)(d)	200	184,344
3.25%, 01/28/27 (Call 10/28/26)(d)	400	372,760
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(d)	400	383,647
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25), (5-year CMT + 2.750%)(a)(d)	400	381,718
CICC Hong Kong Finance 2016 MTN Ltd.
2.00%, 01/26/26(d)	400	376,009
5.44%, 07/18/26(d)	200	199,320
5.49%, 03/01/26(d)	600	598,141
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	60	57,950
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	200	191,667
Clifford Capital Pte Ltd., 1.12%, 03/23/26 (Call 02/23/26)(d)	200	184,876
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	400	380,426
2.00%, 02/04/26(d)	200	187,119
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	5	4,771
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(b)	330	276,888
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(c)	170	169,453
9.25%, 12/15/28 (Call 12/15/25)(b)	200	212,027
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	200	192,306
Dexia SA, 1.13%, 04/09/26(b)	200	184,709
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	295	281,280
4.50%, 01/30/26 (Call 11/30/25)	252	245,990
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	255	241,908
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	325	324,777
Encore Capital Group Inc., 9.25%, 04/01/29 (Call 04/01/26)(b)	200	204,496
Enova International Inc.
8.50%, 09/15/25 (Call 05/31/24)(b)	120	119,731
11.25%, 12/15/28 (Call 12/15/25)(b)	115	122,191
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 05/31/24)(b)	111	87,690
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(b)	170	171,124
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(b)	120	120,101
8.00%, 02/15/27 (Call 08/15/26)(b)	225	231,063
8.00%, 06/15/28 (Call 12/15/27)(b)	200	205,962
7.75%, 05/15/26 (Call 11/15/25)(b)	165	167,867
goeasy Ltd.
4.38%, 05/01/26 (Call 05/13/24)(b)	110	105,669
9.25%, 12/01/28 (Call 12/01/25)(b)	170	179,774
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	130	98,853
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	186,216
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	186,765
Haitong International Securities Group Ltd., 3.13%, 05/18/25(d)	200	192,913
Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Hightower Holding LLC, 6.75%, 04/15/29 (Call 05/31/24)(b)	$100	$93,877
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	400	379,196
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	400	378,898
1.75%, 08/02/26(d)	200	183,801
2.25%, 11/02/26(d)	200	184,203
2.70%, 01/27/27(d)	200	185,702
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	393,581
Intercontinental Exchange Inc.
3.10%, 09/15/27 (Call 06/15/27)	20	18,644
3.65%, 05/23/25	485	475,454
3.75%, 12/01/25 (Call 09/01/25)	565	550,108
3.75%, 09/21/28 (Call 06/21/28)	100	94,138
4.00%, 09/15/27 (Call 08/15/27)	790	757,060
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(d)	200	184,923
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	200	181,600
1.65%, 09/03/25(d)	200	188,915
Invesco Finance PLC, 3.75%, 01/15/26	229	222,027
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	69	68,126
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	335	301,427
Jefferies Financial Group Inc.
4.85%, 01/15/27	220	215,753
5.88%, 07/21/28 (Call 06/21/28)	345	343,555
6.45%, 06/08/27	102	103,909
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (Call 05/31/24)(b)	115	112,911
9.50%, 02/15/29 (Call 02/15/26)(b)	125	127,173
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	378,044
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(d)	600	562,211
5.50%, 02/01/27 (Call 11/01/26)(d)	200	197,133
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	183,129
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	181,354
Kodit Global the1st Securitization Specialty Co. Ltd., 4.95%, 05/25/26(d)	200	197,002
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(d)	200	181,943
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	178,757
4.50%, 02/23/27(d)	200	175,310
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	15	14,211
4.38%, 03/11/29 (Call 12/11/28)	100	94,170
4.50%, 09/19/28 (Call 06/19/28)	165	157,098
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(b)	165	124,993
6.50%, 11/01/25 (Call 05/31/24)(b)	160	151,781
Legg Mason Inc., 4.75%, 03/15/26	212	209,165
LFS Topco LLC, 5.88%, 10/15/26 (Call 05/31/24)(b)(c)	110	101,904
LPL Holdings Inc.
4.00%, 03/15/29 (Call 05/31/24)(b)	200	181,490
4.63%, 11/15/27 (Call 05/03/24)(b)	190	180,875
6.75%, 11/17/28 (Call 10/17/28)	260	267,375
Lseg U.S. Fin Corp., 4.88%, 03/28/27 (Call 02/28/27)(b)	200	197,017
Security	Par (000)	Value
Diversified Financial Services (continued)
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	$430	$397,243
2.00%, 04/06/28 (Call 02/06/28)(b)	300	264,245
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(b)	150	149,679
8.13%, 03/30/29 (Call 09/30/25)(b)	200	209,481
8.38%, 05/01/28 (Call 05/01/25)(b)	175	183,981
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	60	56,865
3.30%, 03/26/27 (Call 01/26/27)	340	323,350
3.50%, 02/26/28 (Call 11/26/27)	20	18,958
4.88%, 03/09/28 (Call 02/09/28)	470	467,909
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/16/24)(b)	305	276,097
Mirae Asset Securities Co. Ltd., 2.63%, 07/30/25(d)	200	190,764
Mitsubishi HC Capital Inc., 5.08%, 09/15/27 (Call 08/15/27)(b)	200	196,855
Mitsubishi HC Finance America LLC, 5.81%, 09/12/28 (Call 08/12/28)(b)	200	200,035
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	210	202,748
5.35%, 06/28/28 (Call 05/28/28)	325	323,530
5.65%, 06/28/25	70	69,962
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(b)	175	170,227
5.50%, 08/15/28 (Call 05/31/24)(b)	280	263,349
6.00%, 01/15/27 (Call 05/31/24)(b)	215	210,770
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	175	158,278
5.00%, 03/15/27 (Call 09/15/26)	230	217,058
5.50%, 03/15/29 (Call 06/15/28)	225	201,658
6.75%, 06/25/25	180	179,557
6.75%, 06/15/26	170	169,634
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	200	189,679
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	180,947
Nomura Holdings Inc.
1.65%, 07/14/26	430	393,185
1.85%, 07/16/25	480	456,765
2.17%, 07/14/28	470	407,255
2.33%, 01/22/27	425	388,238
2.71%, 01/22/29	20	17,451
5.10%, 07/03/25	290	286,892
5.39%, 07/06/27	205	202,996
5.71%, 01/09/26	225	224,221
5.84%, 01/18/28	210	210,325
6.07%, 07/12/28	210	212,231
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	305	289,987
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	188,935
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)	255	234,896
3.88%, 09/15/28 (Call 09/15/24)	180	158,499
6.63%, 01/15/28 (Call 07/15/27)	235	234,371
7.13%, 03/15/26	500	504,638
9.00%, 01/15/29 (Call 07/15/25)	300	315,183
ORIX Corp., 5.00%, 09/13/27	265	260,582
Osaic Holdings Inc., 10.75%, 08/01/27 (Call 05/31/24)(b)(c)	120	124,232
32
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 05/31/24)(b)	$130	$121,791
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(b)	200	177,635
5.38%, 10/15/25 (Call 05/31/24)(b)	255	251,919
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 05/31/24)(b)	125	120,081
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	747,870
Power Finance Corp. Ltd., 6.15%, 12/06/28(d)	200	201,587
PRA Group Inc.
7.38%, 09/01/25 (Call 05/31/24)(b)	110	109,596
8.38%, 02/01/28 (Call 02/01/25)(b)	126	123,065
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/31/24)(b)	115	110,738
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	271	260,777
6.20%, 05/15/29 (Call 04/15/29)	150	148,947
REC Ltd.
2.25%, 09/01/26(d)	200	183,680
2.75%, 01/13/27(d)	200	184,028
3.88%, 07/07/27(d)	400	375,940
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(b)	410	376,692
3.63%, 03/01/29 (Call 05/31/24)(b)	225	198,321
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(d)	200	183,969
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	200	187,182
2.50%, 01/27/27(d)	200	183,000
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	175	162,321
4.20%, 10/29/25 (Call 09/29/25)	205	198,275
StoneX Group Inc., 8.63%, 06/15/25 (Call 05/31/24)(b)	120	120,377
Sumitomo Mitsui Finance & Leasing Co. Ltd., 5.11%, 01/23/29 (Call 12/23/28)(d)	200	194,557
SURA Asset Management SA, 4.38%, 04/11/27(d)	150	143,044
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	165	155,866
3.95%, 12/01/27 (Call 09/01/27)	85	78,696
4.50%, 07/23/25 (Call 04/23/25)	333	325,419
4.88%, 06/13/25 (Call 05/13/25)	220	216,427
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(b)	270	265,870
5.50%, 04/15/29 (Call 05/13/24)(b)	200	185,932
5.75%, 06/15/27 (Call 06/15/24)(b)	175	168,058
USAA Capital Corp., 3.38%, 05/01/25(b)	225	220,279
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	145	126,672
1.90%, 04/15/27 (Call 02/15/27)	790	722,818
2.75%, 09/15/27 (Call 06/15/27)	35	32,446
3.15%, 12/14/25 (Call 09/14/25)	1,417	1,372,809
Voya Financial Inc.
3.65%, 06/15/26	135	129,191
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	175	147,075
Western Union Co. (The), 1.35%, 03/15/26 (Call 02/15/26)	260	239,252
World Acceptance Corp., 7.00%, 11/01/26 (Call 05/31/24)(b)	105	97,553
Security	Par (000)	Value
Diversified Financial Services (continued)
XP Inc., 3.25%, 07/01/26(d)	$200	$186,732
		76,211,159
Electric — 1.9%
Abu Dhabi National Energy Co. PJSC, 4.38%, 06/22/26(d)	400	390,478
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(d)	200	185,471
AEP Texas Inc., 3.95%, 06/01/28 (Call 03/01/28)	35	32,768
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	317	293,656
3.30%, 07/15/25 (Call 06/15/25)(b)	365	353,874
5.45%, 06/01/28 (Call 05/01/28)	380	374,199
Alabama Power Co., 3.75%, 09/01/27 (Call 08/01/27)	590	560,155
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(b)	220	229,462
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(a)	245	212,370
5.37%, 06/15/26(g)	300	296,910
Alliant Energy Finance LLC, 5.95%, 03/30/29 (Call 02/28/29)(b)	200	202,093
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	285	258,656
3.65%, 02/15/26 (Call 11/15/25)	105	101,200
5.00%, 01/15/29 (Call 12/15/28)	150	146,377
5.70%, 12/01/26 (Call 11/01/26)	225	225,546
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)	50	46,258
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)	249	223,309
5.20%, 01/15/29 (Call 12/15/28)	260	255,753
5.70%, 08/15/25	50	49,872
5.75%, 11/01/27 (Call 10/01/27)	535	540,191
Series J, 4.30%, 12/01/28 (Call 09/01/28)	125	118,693
Series N, 1.00%, 11/01/25 (Call 10/01/25)	130	120,957
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	109	106,088
Series X, 3.30%, 06/01/27 (Call 03/01/27)	5	4,667
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	25	23,068
3.15%, 05/15/25 (Call 02/15/25)	147	143,152
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	10	9,435
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(b)	15	14,166
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27 (Call 05/30/24)(d)	200	193,286
Berkshire Hathaway Energy Co., 3.25%, 04/15/28 (Call 01/15/28)	25	23,159
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	100	93,663
3.95%, 01/15/26 (Call 07/15/25)	35	33,893
5.95%, 03/15/28 (Call 02/15/28)	200	202,627
Calpine Corp.
4.50%, 02/15/28 (Call 05/31/24)(b)	405	378,339
4.63%, 02/01/29 (Call 05/31/24)(b)(c)	225	206,683
5.13%, 03/15/28 (Call 05/31/24)(b)	445	421,738
5.25%, 06/01/26 (Call 05/31/24)(b)	145	142,884
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(d)	200	187,905
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (Call 09/01/28)	$170	$169,385
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	137	128,183
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	285	261,936
5.25%, 08/10/26	125	124,092
CGNPC International Ltd., 3.75%, 12/11/27(d)	200	189,149
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	400	389,280
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25), (5-year CMT + 6.065%)(a)(d)(f)	200	194,806
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	200	186,973
3.08%, (Call 12/09/25), (5-year CMT + 5.651%)(a)(d)(f)	200	191,701
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	379,859
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 05/30/24)(d)	200	191,569
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 05/13/24)(b)	280	264,026
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	36	34,407
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28 (Call 01/01/28)(b)	635	584,584
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(d)	200	187,732
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	80	75,885
3.45%, 08/15/27 (Call 05/15/27)	275	259,727
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(d)	200	189,554
Comision Federal de Electricidad, 4.75%, 02/23/27(d)	200	191,922
Commonwealth Edison Co.
3.70%, 08/15/28 (Call 05/15/28)	200	187,830
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	5	4,632
Connecticut Light & Power Co. (The)
4.65%, 01/01/29 (Call 12/01/28)	125	121,580
Series A, 0.75%, 12/01/25 (Call 11/01/25)	47	43,645
Series A, 3.20%, 03/15/27 (Call 12/15/26)	175	165,255
Consolidated Edison Co. of New York Inc.
Series B, 3.13%, 11/15/27 (Call 08/15/27)	115	106,913
Series D, 4.00%, 12/01/28 (Call 09/01/28)	100	95,127
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	516	502,769
5.60%, 03/01/28 (Call 02/01/28)	215	215,394
Consumers Energy Co., 4.65%, 03/01/28 (Call 01/01/28)	220	215,016
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	240	234,101
4.25%, 06/01/28 (Call 03/01/28)	315	300,073
Series A, 1.45%, 04/15/26 (Call 03/15/26)	255	235,363
Series B, 3.60%, 03/15/27 (Call 01/15/27)	20	18,939
Series D, 2.85%, 08/15/26 (Call 05/15/26)	145	136,482
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	150	145,757
4.35%, 04/15/29 (Call 01/15/29)	50	45,085
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/02/24)(b)	205	205,000
DTE Electric Co., 4.85%, 12/01/26	55	54,492
Security	Par (000)	Value
Electric (continued)
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	$70	$65,717
4.88%, 06/01/28 (Call 05/01/28)	515	501,129
5.10%, 03/01/29 (Call 02/01/29)	245	239,321
Series F, 1.05%, 06/01/25 (Call 05/01/25)	428	406,631
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	60	56,649
3.95%, 11/15/28 (Call 08/15/28)	55	52,093
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	326	305,427
2.65%, 09/01/26 (Call 06/01/26)	175	164,004
3.15%, 08/15/27 (Call 05/15/27)	50	46,511
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(a)	174	153,247
4.30%, 03/15/28 (Call 02/15/28)	640	614,585
4.85%, 01/05/27	125	123,090
4.85%, 01/05/29 (Call 12/05/28)	125	121,453
5.00%, 12/08/25	235	233,035
5.00%, 12/08/27 (Call 11/08/27)	495	487,998
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	240	226,779
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	200	185,938
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	275	267,374
3.45%, 03/15/29 (Call 12/15/28)	150	138,169
3.70%, 09/01/28 (Call 06/01/28)	15	14,070
Duquesne Light Holdings Inc., 3.62%, 08/01/27 (Call 05/01/27)(b)	5	4,631
Edison International
4.70%, 08/15/25	205	201,866
5.25%, 11/15/28 (Call 10/15/28)	145	142,067
5.75%, 06/15/27 (Call 04/15/27)	20	20,013
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(a)	175	178,808
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	1,505	1,463,059
4.50%, 09/21/28 (Call 06/21/28)(b)	560	534,145
5.65%, 04/22/29 (Call 03/22/29)(b)	400	398,941
5.70%, 05/23/28 (Call 04/23/28)(b)	700	702,930
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	225	214,205
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	249	237,641
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	610	580,916
Enel Finance America LLC, 7.10%, 10/14/27 (Call 09/14/27)(b)	385	401,459
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	475	434,469
1.88%, 07/12/28 (Call 05/12/28)(b)	200	174,260
3.50%, 04/06/28(b)	755	699,086
4.25%, 06/15/25(b)	385	379,297
4.63%, 06/15/27 (Call 05/15/27)(b)	340	330,195
6.80%, 10/14/25(b)	280	284,658
Engie SA, 5.25%, 04/10/29 (Call 03/10/29)(b)	200	197,580
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)	5	4,751
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	298	279,417
1.90%, 06/15/28 (Call 04/15/28)	100	86,767
2.95%, 09/01/26 (Call 06/01/26)	275	259,231
34
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	$175	$163,059
3.12%, 09/01/27 (Call 06/01/27)	160	149,092
3.25%, 04/01/28 (Call 01/01/28)	50	46,228
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	200	181,234
6.35%, 08/10/28(d)	200	188,863
8.45%, 08/10/28(d)	200	197,258
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	35	32,954
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	110	107,203
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(b)	240	236,582
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	213	197,629
4.60%, 07/01/27 (Call 06/01/27)	355	344,330
4.75%, 05/15/26	135	132,579
5.00%, 01/01/27	130	127,882
5.45%, 03/01/28 (Call 02/01/28)	460	456,380
5.95%, 02/01/29 (Call 01/01/29)	225	227,503
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	287	268,891
Series U, 1.40%, 08/15/26 (Call 07/15/26)	150	136,027
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	355	328,728
3.40%, 04/15/26 (Call 01/15/26)	421	404,671
3.95%, 06/15/25 (Call 03/15/25)	388	380,416
5.15%, 03/15/28 (Call 02/15/28)	245	241,721
5.15%, 03/15/29 (Call 02/15/29)	200	196,686
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	142	132,141
FirstEnergy Corp.
Series A, 1.60%, 01/15/26 (Call 12/15/25)	110	102,168
Series B, 4.15%, 07/15/27 (Call 04/15/27)	507	477,610
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/29 (Call 10/15/28)(b)	150	141,875
5.20%, 04/01/28 (Call 03/01/28)(b)	55	54,315
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	65	62,806
4.40%, 05/15/28 (Call 03/15/28)	125	121,226
4.45%, 05/15/26 (Call 04/15/26)	142	139,776
5.05%, 04/01/28 (Call 03/01/28)	490	487,655
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	367	345,473
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	25	23,949
3.25%, 03/30/27 (Call 12/30/26)	35	32,912
4.65%, 05/16/28 (Call 03/16/28)	470	457,013
5.00%, 02/23/27 (Call 01/23/27)	50	49,541
Guangzhou Development District Holding Group Co. Ltd., 2.85%, 01/19/27(d)	200	184,618
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	190,941
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	200	189,764
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	215	203,203
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(d)	200	190,757
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	400	361,892
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	80	76,178
3.35%, 11/15/27 (Call 08/15/27)	5	4,652
4.95%, 09/22/27 (Call 08/22/27)(b)	585	572,475
Security	Par (000)	Value
Electric (continued)
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(d)	$200	$188,718
Jersey Central Power & Light Co., 4.30%, 01/15/26 (Call 10/15/25)(b)	155	150,933
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	200	188,803
4.88%, 05/24/26 (Call 02/24/26)(d)	200	194,291
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	192,179
3.60%, 05/06/25(d)	200	195,723
Korea Electric Power Corp., 1.13%, 06/15/25(d)	200	190,142
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	181,210
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	183,968
Lamar Funding Ltd., 3.96%, 05/07/25(d)	514	499,944
Liberty Utilities Co., 5.58%, 01/31/29 (Call 12/31/28)(b)	100	98,848
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	15	14,531
Mazoon Assets Co. SAOC
5.20%, 11/08/27(d)	200	195,746
5.50%, 02/14/29(d)	200	196,857
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	10	9,390
3.65%, 04/15/29 (Call 01/15/29)	200	185,715
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	45	42,594
Monongahela Power Co., 3.55%, 05/15/27 (Call 02/15/27)(b)	115	108,568
MVM Energetika Zrt, 7.50%, 06/09/28 (Call 03/09/28)(d)	200	205,691
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	200	178,600
National Grid PLC, 5.60%, 06/12/28 (Call 05/12/28)	215	214,864
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	320	291,797
3.05%, 04/25/27 (Call 01/25/27)	60	56,177
3.25%, 11/01/25 (Call 08/01/25)	30	28,999
3.40%, 02/07/28 (Call 11/07/27)	300	280,302
3.45%, 06/15/25	265	258,546
3.70%, 03/15/29 (Call 12/15/28)	150	139,355
3.90%, 11/01/28 (Call 08/01/28)	100	94,204
4.45%, 03/13/26 (Call 02/13/26)	140	137,742
4.80%, 02/05/27 (Call 01/05/27)(c)	150	148,717
4.80%, 03/15/28 (Call 02/15/28)	320	314,823
4.85%, 02/07/29 (Call 01/07/29)	150	146,687
5.05%, 09/15/28 (Call 08/15/28)	240	237,211
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	30	29,000
5.45%, 10/30/25	370	369,563
5.60%, 11/13/26 (Call 10/13/26)	100	100,316
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(a)	20	20,445
New York State Electric & Gas Corp., 5.65%, 08/15/28 (Call 07/15/28)(b)	12	12,041
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	618	561,913
1.90%, 06/15/28 (Call 04/15/28)	440	382,512
3.55%, 05/01/27 (Call 02/01/27)	600	567,169
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	50	45,278
4.45%, 06/20/25	317	312,560
4.63%, 07/15/27 (Call 06/15/27)	730	711,105
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	$10	$9,248
4.90%, 02/28/28 (Call 01/28/28)	880	860,824
4.90%, 03/15/29 (Call 02/15/29)	300	292,323
4.95%, 01/29/26	300	297,305
5.75%, 09/01/25	552	552,449
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)(c)	165	154,405
4.50%, 09/15/27 (Call 06/15/27)(b)	180	167,739
7.25%, 01/15/29 (Call 10/15/28)(b)	245	248,399
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	170	159,045
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	270	252,682
2.45%, 12/02/27 (Call 10/02/27)(b)	230	205,042
3.38%, 02/15/29 (Call 05/13/24)(b)	150	131,710
5.75%, 01/15/28 (Call 05/16/24)	275	270,417
6.63%, 01/15/27 (Call 05/16/24)	135	134,782
NTPC Ltd., 4.25%, 02/26/26(d)	200	194,801
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	183	170,712
3.70%, 11/15/28 (Call 08/15/28)	125	116,879
4.30%, 05/15/28 (Call 04/15/28)	200	192,425
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	247	234,469
3.00%, 06/15/28 (Call 04/15/28)	545	490,640
3.15%, 01/01/26	587	561,368
3.30%, 03/15/27 (Call 12/15/26)	30	28,118
3.30%, 12/01/27 (Call 09/01/27)	135	124,029
3.45%, 07/01/25	354	343,943
3.50%, 06/15/25 (Call 03/15/25)	266	258,714
3.75%, 07/01/28	410	377,631
4.95%, 06/08/25	180	177,848
5.45%, 06/15/27 (Call 05/15/27)	130	129,146
5.55%, 05/15/29 (Call 04/15/29)	225	222,432
6.10%, 01/15/29 (Call 12/15/28)	320	322,851
PacifiCorp, 5.10%, 02/15/29 (Call 01/15/29)	175	172,892
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	250	257,845
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/24)(d)	300	285,837
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 05/31/24)(b)	235	210,199
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27(d)	600	571,415
5.38%, 01/25/29(d)	200	195,464
5.45%, 05/21/28(d)	200	196,484
PG&E Corp., 5.00%, 07/01/28 (Call 05/13/24)	325	309,802
Pike Corp., 5.50%, 09/01/28 (Call 05/31/24)(b)	250	237,135
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	300	284,329
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	142	135,792
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	89	82,200
2.25%, 09/15/26 (Call 06/15/26)	40	37,274
3.00%, 05/15/25 (Call 02/15/25)	40	39,029
3.70%, 05/01/28 (Call 02/01/28)	100	94,368
Security	Par (000)	Value
Electric (continued)
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	$290	$272,177
5.20%, 04/01/29 (Call 03/01/29)	150	147,315
5.85%, 11/15/27 (Call 10/15/27)	245	247,647
5.88%, 10/15/28 (Call 09/15/28)	205	206,978
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	10	8,781
3.65%, 05/15/25 (Call 02/15/25)	319	311,093
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 05/10/24)(d)	200	178,630
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	185	172,807
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	5	4,720
4.95%, 08/15/28 (Call 07/15/28)	450	443,669
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	400	389,309
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(d)	250	236,304
Sempra
3.25%, 06/15/27 (Call 03/15/27)	45	41,931
3.40%, 02/01/28 (Call 11/01/27)	10	9,275
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	418	379,763
5.40%, 08/01/26 (Call 07/01/26)	180	178,923
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	15	14,179
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(f)	400	378,871
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(f)	200	194,734
Southern California Edison Co.
4.88%, 02/01/27 (Call 01/01/27)	150	147,844
4.90%, 06/01/26 (Call 05/01/26)	120	118,591
5.30%, 03/01/28 (Call 02/01/28)	735	731,206
5.35%, 03/01/26	150	149,440
5.65%, 10/01/28 (Call 09/01/28)	130	130,790
5.85%, 11/01/27 (Call 10/01/27)	265	268,119
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	205	190,110
Series A, 4.20%, 03/01/29 (Call 12/01/28)	200	188,863
Series C, 4.20%, 06/01/25	197	193,770
Series D, 4.70%, 06/01/27 (Call 05/01/27)	195	190,695
Series E, 3.70%, 08/01/25 (Call 06/01/25)	229	223,545
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	605	576,872
4.85%, 06/15/28 (Call 04/15/28)	250	243,604
5.11%, 08/01/27	20	19,720
5.15%, 10/06/25	300	297,931
5.50%, 03/15/29 (Call 01/15/29)	125	124,709
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	354	324,862
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	5	4,345
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(a)	406	387,877
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	210	193,755
4.15%, 12/01/25 (Call 09/01/25)	150	146,594
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	52	48,476
36
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series M, 4.10%, 09/15/28 (Call 06/15/28)	$305	$286,224
Series N, 1.65%, 03/15/26 (Call 02/15/26)	417	388,031
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	250	231,305
SP PowerAssets Ltd.
3.00%, 09/26/27(b)	200	186,240
3.25%, 11/24/25(b)	200	193,370
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	600	569,996
State Grid Europe Development PLC, 3.25%, 04/07/27 (Call 03/07/27)(d)	400	378,464
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	200	181,431
2.88%, 05/18/26(d)	600	570,678
3.50%, 05/04/27(d)	400	380,883
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	430	432,569
Tampa Electric Co., 4.90%, 03/01/29 (Call 02/01/29)	105	102,575
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/31/24)(b)	113	111,288
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	565,706
3.15%, 06/02/26(d)	400	382,241
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	400	377,411
4.85%, 11/01/28(d)	200	194,295
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	325	317,659
Trinidad Generation UnLtd, 5.25%, 11/04/27(d)	200	193,839
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	80	74,369
3.50%, 03/15/29 (Call 12/15/28)	250	229,846
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)	192	187,003
Series A, 3.15%, 01/15/26 (Call 10/15/25)	375	360,688
Series A, 3.50%, 03/15/27 (Call 12/15/26)	275	261,064
Series A, 3.80%, 04/01/28 (Call 01/01/28)	15	14,148
Series B, 2.95%, 11/15/26 (Call 08/15/26)	50	47,173
Series B, 3.75%, 05/15/27 (Call 04/15/27)	220	209,681
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	332	312,154
5.00%, 07/31/27 (Call 05/13/24)(b)	410	390,191
5.13%, 05/13/25(b)	140	138,035
5.50%, 09/01/26 (Call 05/13/24)(b)	320	312,268
5.63%, 02/15/27 (Call 05/13/24)(b)	435	423,195
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	3	2,616
4.75%, 01/09/26 (Call 12/09/25)	415	409,388
4.75%, 01/15/28 (Call 12/15/27)	340	333,308
5.00%, 09/27/25 (Call 08/27/25)	255	252,722
5.15%, 10/01/27 (Call 09/01/27)	315	311,626
5.60%, 09/12/26 (Call 08/12/26)	135	135,161
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)	110	109,681
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	345	310,127
3.30%, 06/01/25 (Call 12/01/24)	303	294,939
3.35%, 12/01/26 (Call 06/01/26)	85	80,418
4.00%, 06/15/28 (Call 12/15/27)	105	98,769
Security	Par (000)	Value
Electric (continued)
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	$200	$183,211
		76,494,720
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	190	171,787
2.00%, 12/21/28 (Call 10/21/28)	250	218,472
3.15%, 06/01/25 (Call 03/01/25)	168	164,240
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(b)	200	176,599
4.75%, 06/15/28 (Call 05/31/24)(b)	200	182,246
6.50%, 12/31/27 (Call 08/31/24)(b)(c)	125	123,793
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(b)	105	98,318
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(b)	280	278,416
7.13%, 06/15/25 (Call 05/31/24)(b)	465	465,419
7.25%, 06/15/28 (Call 05/31/24)(b)	400	406,819
		2,286,109
Electronics — 0.2%
Amphenol Corp.
4.75%, 03/30/26	25	24,683
5.05%, 04/05/27 (Call 03/05/27)	45	44,707
5.05%, 04/05/29 (Call 03/05/29)	100	98,766
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	200	188,020
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	237	231,234
6.25%, 03/15/28 (Call 02/15/28)	217	219,936
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(b)	350	359,297
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	300	289,176
4.75%, 06/15/25 (Call 03/15/25)	157	155,023
6.00%, 01/15/28 (Call 12/15/27)	145	145,507
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	265	252,640
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	400	374,905
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	545	488,320
1.35%, 06/01/25 (Call 05/01/25)	561	537,688
2.50%, 11/01/26 (Call 08/01/26)	135	126,627
4.25%, 01/15/29 (Call 12/15/28)	200	192,835
4.95%, 02/15/28 (Call 01/15/28)	311	309,863
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	80	74,426
3.35%, 03/01/26 (Call 12/01/25)	60	57,651
3.50%, 02/15/28 (Call 11/15/27)	105	98,083
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	185	171,176
3.95%, 01/12/28 (Call 10/12/27)	50	46,905
4.25%, 05/15/27 (Call 04/15/27)	242	231,926
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	10	9,765
Likewize Corp., 9.75%, 10/15/25 (Call 05/13/24)(b)	130	131,382
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(b)	300	268,493
5.00%, 10/01/25(b)	250	246,805
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	260	236,939
2.38%, 08/09/28 (Call 06/09/28)	110	95,738
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	160	156,439
Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
TTM Technologies Inc., 4.00%, 03/01/29 (Call 05/31/24)(b)	$150	$134,271
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	115	107,512
3.70%, 02/15/26 (Call 11/15/25)	110	106,707
4.50%, 02/13/26	240	236,111
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	225	208,111
2.40%, 04/01/28 (Call 02/01/28)	145	126,692
		6,784,359
Energy - Alternate Sources — 0.1%
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	200	181,177
1.88%, 09/17/25 (Call 08/17/25)(d)	400	378,796
Greenko Dutch BV, 3.85%, 03/29/26 (Call 05/30/24)(d)	364	339,776
Greenko Power II Ltd., 4.30%, 12/13/28(d)	180	161,259
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 05/30/24)(d)	200	192,404
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(d)	200	195,827
SK Battery America Inc., 2.13%, 01/26/26(d)	200	184,659
Sunnova Energy Corp.
5.88%, 09/01/26 (Call 05/31/24)(b)	135	83,559
11.75%, 10/01/28 (Call 04/01/28)(b)(c)	130	79,274
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(b)	255	238,623
		2,035,354
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	355	344,809
BCEG HongKong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	369,031
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 05/31/24)(b)	155	152,879
CCCI Treasure Ltd., 3.65%, (Call 11/21/26), (5-year CMT + 5.117%)(a)(d)(f)	200	190,335
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(d)	400	379,772
4.00%, 07/06/27(d)	200	191,628
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(d)(f)	200	190,963
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(d)	200	185,674
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	200	197,451
Dianjian Haiyu Ltd., 3.45%, (Call 09/29/25), (5-year CMT + 6.189%)(a)(d)(f)	200	193,540
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(b)	7	6,440
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	190	177,159
Henan Water Conservancy Investment Group Co. Ltd., 2.80%, 09/18/25(d)	400	381,705
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 05/10/24)(d)	200	199,346
IHS Holding Ltd., 5.63%, 11/29/26 (Call 05/30/24)(d)	400	368,163
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 05/30/24)(d)	200	188,811
INNOVATE Corp., 8.50%, 02/01/26 (Call 05/13/24)(b)	110	82,281
Security	Par (000)	Value
Engineering & Construction (continued)
Jacobs Engineering Group Inc., 6.35%, 08/18/28 (Call 07/18/28)	$220	$223,882
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	250	238,892
MasTec Inc., 4.50%, 08/15/28 (Call 05/31/24)(b)	55	51,373
Mexico City Airport Trust, 4.25%, 10/31/26(d)	200	192,244
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26), (5-year CMT + 5.256%)(a)(d)(f)	200	190,046
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	100	100,101
Ste Transcore Holdings Inc., 4.13%, 05/23/26 (Call 04/23/26)(d)	200	198,198
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	345	330,736
TopBuild Corp., 3.63%, 03/15/29 (Call 05/31/24)(b)	125	112,245
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/02/24)(b)(c)	180	180,000
11.88%, 04/30/29 (Call 04/30/26)(b)	30	30,716
VM Consolidated Inc., 5.50%, 04/15/29 (Call 05/31/24)(b)	100	94,118
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 05/31/24)(b)	135	123,508
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	182,106
Yongda Investment Ltd., 2.25%, 06/16/25(d)	400	383,093
Zhengzhou Urban Construction Investment Group Co. Ltd., 5.20%, 08/30/25(d)	200	197,726
		6,628,971
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27 (Call 05/31/24)(b)	179	160,462
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)	300	206,219
10.00%, 06/15/26 (Call 05/13/24), (12.00% PIK)(b)(c)(e)	440	320,181
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 05/13/24)(b)	500	507,309
CCM Merger Inc., 6.38%, 05/01/26 (Call 05/31/24)(b)	100	99,630
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)	185	179,788
5.50%, 05/01/25 (Call 05/02/24)(b)	355	355,000
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(b)	245	231,351
5.50%, 04/01/27 (Call 05/31/24)(b)	210	204,322
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	255	236,955
5.88%, 03/15/26 (Call 05/31/24)(b)	128	126,186
8.75%, 05/01/25 (Call 05/01/24)(b)(c)	52	52,000
Empire Resorts Inc., 7.75%, 11/01/26 (Call 05/31/24)(b)	105	97,666
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(b)	245	235,890
5.25%, 01/15/29 (Call 05/31/24)(b)	250	236,116
6.25%, 01/15/27 (Call 07/15/26)(b)	260	259,611
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	180	171,534
Light & Wonder International Inc., 7.00%, 05/15/28 (Call 05/16/24)(b)	250	250,978
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(b)	180	163,825
38
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
4.75%, 10/15/27 (Call 05/31/24)(b)	$315	$297,013
5.63%, 03/15/26 (Call 05/31/24)(b)	90	88,399
6.50%, 05/15/27 (Call 05/31/24)(b)	375	375,695
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/24)(d)	355	346,042
5.25%, 04/26/26 (Call 05/30/24)(d)	200	192,143
5.75%, 07/21/28 (Call 05/31/24)(b)	250	232,369
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	150	148,395
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 05/16/24)(b)(c)	220	217,517
8.00%, 02/01/26 (Call 05/31/24)(b)	364	345,668
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(b)	145	139,801
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	120	123,643
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 05/31/24)(b)	135	128,603
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 05/13/24)(b)	145	138,359
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(d)	200	176,708
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25 (Call 05/02/24)(b)	85	85,000
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 05/31/24)(b)	160	154,474
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 05/31/24)(b)	117	117,108
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 05/31/24)(b)	150	141,409
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/24)(b)	230	230,104
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	1,379	1,299,373
4.05%, 03/15/29 (Call 01/15/29)	350	319,176
		9,392,022
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 05/31/24)(b)	200	192,695
Enviri Corp., 5.75%, 07/31/27 (Call 05/31/24)(b)	160	149,769
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	250	224,301
3.75%, 08/01/25 (Call 05/31/24)(b)	240	233,594
4.00%, 08/01/28 (Call 05/13/24)(b)	250	226,928
4.25%, 06/01/25 (Call 05/31/24)(b)	180	177,582
5.13%, 12/15/26 (Call 05/31/24)(b)	155	151,398
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(b)	230	213,321
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	290	270,095
2.90%, 07/01/26 (Call 04/01/26)	20	19,052
3.38%, 11/15/27 (Call 08/15/27)	60	56,365
3.95%, 05/15/28 (Call 02/15/28)	275	261,343
Stericycle Inc., 3.88%, 01/15/29 (Call 05/16/24)(b)	175	156,296
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	255	253,124
5.50%, 09/18/26 (Call 08/18/26)(b)	285	283,298
Waste Connections Inc., 4.25%, 12/01/28 (Call 09/01/28)	105	100,616
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	400	372,603
1.15%, 03/15/28 (Call 01/15/28)	35	30,094
Security	Par (000)	Value
Environmental Control (continued)
3.15%, 11/15/27 (Call 08/15/27)	$110	$102,991
4.88%, 02/15/29 (Call 01/15/29)	310	306,251
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/24)(b)	190	185,860
		3,967,576
Food — 0.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(b)	237	224,961
4.63%, 01/15/27 (Call 05/31/24)(b)	455	434,697
5.88%, 02/15/28 (Call 05/31/24)(b)	250	244,849
6.50%, 02/15/28 (Call 02/15/25)(b)	250	249,740
7.50%, 03/15/26 (Call 05/31/24)(b)	201	204,048
Alsea SAB de CV, 7.75%, 12/14/26(d)	200	202,335
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 05/30/24)(d)	50	40,535
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/24)	62	61,253
5.25%, 09/15/27 (Call 05/31/24)(c)	175	161,629
8.00%, 09/15/28 (Call 09/15/25)(b)	180	186,392
Bimbo Bakeries USA Inc., 6.05%, 01/15/29 (Call 12/15/28)(d)	200	202,607
Blossom Joy Ltd., 3.10%, (Call 07/21/25), (5-year CMT + 5.799%)(a)(d)(f)	200	192,725
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 05/31/24)(b)	135	103,275
Campbell Soup Co.
4.15%, 03/15/28 (Call 12/15/27)	450	428,523
5.20%, 03/19/27	150	149,103
5.20%, 03/21/29 (Call 02/21/29)	150	147,848
5.30%, 03/20/26	125	124,533
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(d)	400	381,582
China Mengniu Dairy Co. Ltd., 1.88%, 06/17/25 (Call 05/17/25)(d)	200	191,215
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	400	362,240
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 05/31/24)(b)	125	115,817
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	405	350,430
4.60%, 11/01/25 (Call 09/01/25)	479	470,547
4.85%, 11/01/28 (Call 08/01/28)	340	329,289
5.30%, 10/01/26	175	173,780
7.00%, 10/01/28	65	68,811
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	800	753,161
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	215	202,682
4.20%, 04/17/28 (Call 01/17/28)	345	330,281
4.70%, 01/30/27 (Call 12/20/26)	150	147,194
5.24%, 11/18/25 (Call 05/16/24)	15	14,912
5.50%, 10/17/28 (Call 09/17/28)	220	220,591
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	102	97,182
2.30%, 08/15/26 (Call 05/15/26)	30	28,113
3.20%, 08/21/25 (Call 05/21/25)	35	34,042
4.25%, 05/04/28 (Call 04/04/28)	40	38,915
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/13/24)(b)	120	8,584
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	10	8,730
4.80%, 03/30/27 (Call 02/28/27)	130	128,538
Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	$35	$33,088
J.M. Smucker Co. (The), 5.90%, 11/15/28 (Call 10/15/28)	295	300,671
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	380	347,857
3.00%, 02/02/29 (Call 12/02/28)	100	87,007
5.13%, 02/01/28 (Call 01/01/28)	465	451,907
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29 (Call 02/15/26)(b)	250	252,744
Kellanova
3.25%, 04/01/26	215	206,261
3.40%, 11/15/27 (Call 08/15/27)	120	112,178
4.30%, 05/15/28 (Call 02/15/28)	280	269,080
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	733	699,379
3.88%, 05/15/27 (Call 02/15/27)	512	490,909
4.63%, 01/30/29 (Call 10/30/28)	55	53,259
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	335	314,334
3.50%, 02/01/26 (Call 11/01/25)	300	289,716
3.70%, 08/01/27 (Call 05/01/27)	10	9,496
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(b)	200	190,992
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)(c)	75	73,484
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	185	167,573
4.55%, 04/20/28 (Call 03/20/28)(b)	420	408,695
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	365	336,673
3.40%, 08/15/27 (Call 05/15/27)	139	130,345
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(b)	215	194,413
4.25%, 09/15/25(b)	290	284,269
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	301	288,753
2.63%, 03/17/27 (Call 02/17/27)	342	317,615
4.75%, 02/20/29 (Call 01/20/29)	150	145,875
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/30/24)(d)	200	199,860
Nestle Capital Corp., 4.65%, 03/12/29 (Call 02/12/29)(b)	150	146,517
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)(c)	330	305,293
1.00%, 09/15/27 (Call 07/15/27)(b)	390	340,095
1.15%, 01/14/27 (Call 12/14/26)(b)	295	264,411
1.50%, 09/14/28 (Call 07/14/28)(b)	200	171,216
3.50%, 09/24/25 (Call 07/24/25)(b)	300	292,346
3.63%, 09/24/28 (Call 06/24/28)(b)	300	281,730
4.00%, 09/12/25 (Call 08/12/25)(b)	345	338,779
4.13%, 10/01/27 (Call 09/01/27)(b)	305	294,703
5.00%, 03/14/28 (Call 02/14/28)(b)	210	208,595
5.00%, 09/12/28 (Call 08/12/28)(b)	150	148,786
5.25%, 03/13/26(b)	415	414,804
Performance Food Group Inc.
5.50%, 10/15/27 (Call 05/31/24)(b)	375	363,067
6.88%, 05/01/25 (Call 05/01/24)(b)	100	100,000
Post Holdings Inc., 5.63%, 01/15/28 (Call 05/16/24)(b)	298	289,229
Security	Par (000)	Value
Food (continued)
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	$400	$385,483
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/13/24)(b)	170	160,921
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 05/31/24)(b)	260	224,651
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	252	239,723
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	107	100,108
3.30%, 07/15/26 (Call 04/15/26)	512	488,579
3.75%, 10/01/25 (Call 07/01/25)	85	82,725
5.75%, 01/17/29 (Call 12/17/28)	125	126,246
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 05/16/24)	160	141,155
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	301	284,138
4.00%, 03/01/26 (Call 01/01/26)	412	400,047
4.35%, 03/01/29 (Call 12/01/28)	250	236,878
5.40%, 03/15/29 (Call 02/15/29)	150	148,463
U.S. Foods Inc.
4.75%, 02/15/29 (Call 05/31/24)(b)	305	284,696
6.88%, 09/15/28 (Call 09/15/25)(b)	175	176,796
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	200	199,072
United Natural Foods Inc., 6.75%, 10/15/28 (Call 05/31/24)(b)(c)	160	122,832
Walmart Inc., 3.90%, 09/09/25	235	230,915
Yili Holding Investment Ltd., 1.63%, 11/19/25 (Call 10/19/25)(d)	200	187,168
		22,652,289
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(b)	45	44,555
5.00%, 02/01/28 (Call 05/31/24)(b)	385	365,931
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/31/24)(b)	150	142,124
		552,610
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28 (Call 05/31/24)(b)	150	138,170
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27 (Call 08/02/27)	205	190,886
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	50	43,654
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(b)	80	73,001
1.75%, 09/30/25 (Call 08/30/25)(b)	419	397,390
2.10%, 04/30/27 (Call 02/28/27)(b)	165	149,689
Inversiones CMPC SA, 4.38%, 04/04/27(d)	200	191,137
Mercer International Inc.
5.13%, 02/01/29 (Call 05/13/24)	289	252,550
5.50%, 01/15/26 (Call 05/13/24)	96	93,070
12.88%, 10/01/28 (Call 10/01/25)(b)(c)	63	68,694
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	110	95,540
5.75%, 07/14/26(d)	200	198,772
6.00%, 01/15/29 (Call 10/15/28)	600	594,121
Suzano International Finance BV, 5.50%, 01/17/27	293	290,063
		2,776,737
40
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	$220	$219,245
5.75%, 05/20/27 (Call 02/20/27)	175	169,942
5.88%, 08/20/26 (Call 05/20/26)	225	220,898
9.38%, 06/01/28 (Call 06/01/25)(b)	170	176,770
APA Infrastructure Ltd., 4.25%, 07/15/27 (Call 04/15/27)(b)	80	77,062
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	5	4,664
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	65	59,617
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	265	253,212
3.87%, 03/04/29 (Call 12/04/28)(b)	100	91,706
4.63%, 08/05/27 (Call 07/05/27)(b)	190	182,194
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	35	33,185
5.25%, 03/01/28 (Call 02/01/28)	305	302,529
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	348	330,624
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/30/24)(d)	200	189,200
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(d)	400	387,571
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	285	264,766
Korea Gas Corp.
1.13%, 07/13/26(d)	400	363,853
3.50%, 07/21/25(d)	200	194,845
3.50%, 07/02/26(d)	400	383,259
National Fuel Gas Co.
4.75%, 09/01/28 (Call 06/01/28)	10	9,580
5.20%, 07/15/25 (Call 04/15/25)	245	242,970
5.50%, 01/15/26 (Call 12/15/25)	195	193,495
5.50%, 10/01/26	130	128,991
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	597	561,883
3.49%, 05/15/27 (Call 02/15/27)	30	28,284
5.25%, 03/30/28 (Call 02/29/28)	470	465,113
ONE Gas Inc., 5.10%, 04/01/29 (Call 03/01/29)	90	89,053
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(d)	200	189,644
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	400	370,325
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	670	625,340
3.20%, 06/15/25 (Call 03/15/25)	75	73,107
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	162	152,933
Southern Co. Gas Capital Corp., 3.25%, 06/15/26 (Call 03/15/26)	285	271,271
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	50	46,651
5.45%, 03/23/28 (Call 02/23/28)	65	64,710
5.80%, 12/01/27 (Call 11/01/27)	50	50,123
Spire Inc., 5.30%, 03/01/26	100	99,209
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/26/26)(d)	200	185,562
		7,753,386
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	20	19,224
Regal Rexnord Corp.
6.05%, 02/15/26(b)	120	120,143
6.05%, 04/15/28 (Call 03/15/28)(b)	485	484,244
Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	$170	$163,472
4.25%, 11/15/28 (Call 08/15/28)	30	28,554
6.00%, 03/06/28 (Call 02/06/28)	265	269,378
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28 (Call 06/15/25)(b)	125	138,002
		1,223,017
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	35	30,439
3.75%, 11/30/26 (Call 08/30/26)	520	503,043
3.88%, 09/15/25 (Call 06/15/25)	10	9,817
Agilent Technologies Inc., 3.05%, 09/22/26 (Call 06/22/26)	15	14,180
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	230	215,346
Avantor Funding Inc., 4.63%, 07/15/28 (Call 05/31/24)(b)	510	473,938
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(b)	455	469,623
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)	642	581,886
2.27%, 12/01/28 (Call 10/01/28)	430	372,151
2.60%, 08/15/26 (Call 05/15/26)	10	9,356
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	424	407,637
4.00%, 03/01/28 (Call 12/01/27)	15	14,361
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	60	58,415
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	200	191,846
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	660	659,083
5.65%, 11/15/27 (Call 10/15/27)	640	643,221
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(b)	300	264,165
4.63%, 02/01/28 (Call 05/31/24)(b)	145	137,624
Medline Borrower LP, 3.88%, 04/01/29 (Call 10/01/24)(b)	806	721,571
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(b)	300	298,044
Medtronic Global Holdings SCA, 4.25%, 03/30/28 (Call 02/29/28)	210	202,844
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	50	45,631
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	455	446,400
5.45%, 02/25/27 (Call 01/25/27)(b)	185	183,509
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	364	346,132
3.38%, 11/01/25 (Call 08/01/25)	421	407,633
3.50%, 03/15/26 (Call 12/15/25)	322	310,522
3.65%, 03/07/28 (Call 12/07/27)	200	188,496
4.85%, 12/08/28 (Call 11/08/28)	140	137,161
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(b)	150	138,859
4.63%, 11/15/27 (Call 05/16/24)	185	175,746
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)	195	168,870
4.80%, 11/21/27 (Call 10/21/27)	319	315,103
4.95%, 08/10/26 (Call 07/10/26)	395	392,276
5.00%, 12/05/26 (Call 11/05/26)	250	248,990
5.00%, 01/31/29 (Call 12/31/28)	325	322,047
Schedule of Investments
41

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Varex Imaging Corp., 7.88%, 10/15/27 (Call 05/31/24)(b)(c)	$110	$111,744
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26 (Call 12/15/25)	357	341,979
5.35%, 12/01/28 (Call 11/01/28)	160	159,166
		10,718,854
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 05/31/24)(b)	140	131,202
5.50%, 07/01/28 (Call 05/31/24)(b)	150	144,495
Akumin Inc., 9.00%, 08/01/27 (Call 05/13/24), (8.00% Cash and 2.00% PIK)(b)(c)(e)	50	41,755
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(b)	175	167,160
5.00%, 07/15/27 (Call 05/31/24)(b)	170	166,363
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	905	790,041
4.25%, 12/15/27 (Call 05/16/24)	1,070	1,008,749
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(b)	150	135,008
4.25%, 05/01/28 (Call 05/16/24)(b)	175	163,189
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	10	9,589
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 05/16/24)(b)	580	531,271
6.00%, 01/15/29 (Call 05/16/24)(b)	250	218,259
6.88%, 04/01/28 (Call 05/16/24)(b)	232	159,810
6.88%, 04/15/29 (Call 05/31/24)(b)	243	180,059
8.00%, 03/15/26 (Call 05/31/24)(b)	369	367,371
8.00%, 12/15/27 (Call 05/16/24)(b)	232	226,790
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	287	269,805
6.07%, 11/01/27 (Call 08/01/27)	200	203,980
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	332	308,498
3.65%, 12/01/27 (Call 09/01/27)	625	589,592
4.10%, 03/01/28 (Call 12/01/27)	765	732,592
4.90%, 02/08/26 (Call 05/13/24)	195	192,719
5.35%, 10/15/25 (Call 09/15/25)	315	313,917
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)	265	248,505
5.75%, 09/15/25 (Call 05/31/24)	113	112,209
Fresenius Medical Care U.S. Finance III Inc., 1.88%, 12/01/26 (Call 11/01/26)(b)	105	94,368
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/31/24)(b)	190	180,050
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)	367	343,119
4.50%, 02/15/27 (Call 08/15/26)	425	411,908
5.20%, 06/01/28 (Call 05/01/28)	405	397,983
5.25%, 06/15/26 (Call 12/15/25)	556	550,150
5.38%, 09/01/26 (Call 03/01/26)	379	376,181
5.63%, 09/01/28 (Call 03/01/28)	335	333,721
5.88%, 02/15/26 (Call 08/15/25)	513	513,215
5.88%, 02/01/29 (Call 08/01/28)	385	387,123
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	282	268,769
Heartland Dental LLC/Heartland Dental Finance Corp.
8.50%, 05/01/26 (Call 05/31/24)(b)(c)	115	114,514
10.50%, 04/30/28 (Call 05/15/25)(b)	240	253,934
Security	Par (000)	Value
Health Care - Services (continued)
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)	$316	$287,528
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	627	559,683
3.95%, 03/15/27 (Call 12/15/26)	70	67,119
5.75%, 03/01/28 (Call 02/01/28)	240	241,318
5.75%, 12/01/28 (Call 11/01/28)	110	110,487
ICON Investments Six DAC
5.81%, 05/08/27 (Call 04/08/27)	200	200,098
5.85%, 05/08/29 (Call 04/08/29)	200	200,258
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(b)	375	366,839
5.00%, 05/15/27 (Call 05/31/24)(b)	365	352,366
5.70%, 05/15/28 (Call 04/15/28)	200	199,815
6.25%, 02/01/29 (Call 01/01/29)	400	406,545
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	332	305,448
3.60%, 09/01/27 (Call 06/01/27)	10	9,448
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(b)	205	192,219
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(b)(c)	150	119,921
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(b)	195	190,282
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 05/31/24)(b)	280	259,752
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	220	204,762
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 05/31/24)(b)	290	289,135
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	260	249,470
Quorum Health Corp., 11.63%, 04/15/23(j)	100	—
Radiology Partners Inc., 8.50%, 01/31/29 (Call 05/31/24), (5.00% Cash and 3.50% PIK)(b)(e)	83	76,651
Rede D'or Finance Sarl, 4.95%, 01/17/28 (Call 10/17/27)(d)	200	188,009
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(b)	455	452,870
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)	250	231,223
1.93%, 12/13/28 (Call 10/13/28)(b)	630	545,957
2.31%, 03/10/27 (Call 02/10/27)(b)	660	609,943
2.63%, 05/15/26 (Call 02/15/26)(b)	200	189,713
3.00%, 11/10/25 (Call 08/10/25)(b)	50	48,360
3.63%, 09/17/28 (Call 06/17/28)(b)	50	47,016
4.79%, 03/08/29 (Call 02/08/29)(b)	200	197,124
5.27%, 11/13/26 (Call 10/13/26)(b)	380	380,066
5.34%, 11/13/28 (Call 10/13/28)(b)	420	421,988
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(b)	435	435,069
SSM Health Care Corp., 4.89%, 06/01/28 (Call 03/01/28)	177	173,557
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	222	209,843
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 05/16/24)	225	211,829
5.13%, 11/01/27 (Call 05/16/24)	475	459,658
6.13%, 10/01/28 (Call 05/31/24)	775	766,002
6.25%, 02/01/27 (Call 05/16/24)	480	478,539
Toledo Hospital (The), Series B, 5.33%, 11/15/28	100	93,903
42
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
U.S. Acute Care Solutions LLC
6.38%, 03/01/26 (Call 05/31/24)(b)	$245	$247,565
9.75%, 05/15/29 (Call 05/15/26)(b)	215	211,162
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	505	483,428
1.15%, 05/15/26 (Call 04/15/26)	417	383,723
1.25%, 01/15/26	293	273,619
2.95%, 10/15/27	345	320,117
3.10%, 03/15/26	177	170,180
3.38%, 04/15/27	95	90,471
3.45%, 01/15/27	203	194,284
3.70%, 12/15/25	30	29,211
3.75%, 07/15/25	676	662,927
3.85%, 06/15/28	735	697,339
3.88%, 12/15/28	60	56,696
4.25%, 01/15/29 (Call 12/15/28)	400	383,849
4.60%, 04/15/27 (Call 03/15/27)	170	167,126
4.70%, 04/15/29 (Call 03/15/29)	155	151,688
5.15%, 10/15/25	330	329,088
5.25%, 02/15/28 (Call 01/15/28)	440	441,309
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)	285	258,776
		28,220,334
Holding Companies - Diversified — 0.6%
Amipeace Ltd.
1.50%, 10/22/25(d)	200	188,191
1.75%, 11/09/26(d)	200	182,945
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	250	222,403
3.95%, 07/15/26 (Call 06/15/26)(b)	250	234,215
7.95%, 08/11/28 (Call 07/11/28)(b)	250	257,054
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (Call 03/13/29)(b)	150	148,687
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	462	424,181
2.88%, 06/15/27 (Call 05/15/27)	85	77,586
2.88%, 06/15/28 (Call 04/15/28)	430	377,978
3.25%, 07/15/25 (Call 06/15/25)	501	483,336
3.88%, 01/15/26 (Call 12/15/25)	395	380,362
5.88%, 03/01/29 (Call 02/01/29)	295	289,189
7.00%, 01/15/27	195	198,497
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	135	123,450
2.95%, 03/10/26 (Call 02/10/26)	157	147,163
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	200	182,372
7.00%, 02/15/29 (Call 01/15/29)	50	49,465
Benteler International AG, Class A, 10.50%, 05/15/28 (Call 05/15/25)(b)	160	170,345
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	447	405,804
3.25%, 03/15/27 (Call 02/15/27)	370	339,655
4.00%, 01/15/29 (Call 11/15/28)	150	136,122
7.05%, 09/29/25	235	237,063
7.30%, 11/27/28 (Call 10/27/28)(b)	110	112,986
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	220	196,974
2.75%, 09/16/26 (Call 08/19/26)	285	261,849
2.85%, 09/30/28 (Call 07/30/28)	130	113,018
3.63%, 01/15/26 (Call 12/15/25)	355	338,853
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	$180	$163,668
2.88%, 06/11/28 (Call 04/11/28)	115	100,554
3.40%, 07/15/26 (Call 06/15/26)	300	281,336
3.75%, 07/22/25 (Call 06/22/25)	252	244,609
4.25%, 01/15/26 (Call 12/15/25)	239	230,857
5.95%, 03/15/29 (Call 02/15/29)	150	147,312
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(b)	105	107,124
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	65	58,717
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	70	64,089
4.70%, 02/08/27 (Call 01/08/27)	253	238,797
7.75%, 09/16/27 (Call 08/16/27)	285	291,115
7.75%, 01/15/29 (Call 12/15/28)(b)	160	162,772
7.95%, 06/13/28 (Call 05/13/28)(b)	185	189,480
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	240	213,855
3.75%, 06/17/26 (Call 05/17/26)(b)	45	41,641
4.75%, 12/15/25 (Call 11/15/25)(b)	163	156,106
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (Call 03/04/29)(b)	150	144,561
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	182,281
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	184,186
CITIC Ltd.
2.88%, 02/17/27 (Call 01/17/27)(d)	200	186,586
3.70%, 06/14/26(d)	200	192,364
3.88%, 02/28/27(d)	400	383,887
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	435	402,392
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(b)	300	280,413
Fairfax India Holdings Corp., 5.00%, 02/26/28 (Call 12/26/27)(d)	250	225,456
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	15	13,465
3.13%, 10/12/28 (Call 08/12/28)	205	176,295
3.25%, 07/15/27 (Call 06/15/27)(c)	240	216,046
3.40%, 01/15/26 (Call 12/15/25)	412	389,652
7.88%, 01/15/29 (Call 12/15/28)	100	102,963
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(d)	200	182,099
Gaci First Investment Co.
5.00%, 10/13/27 (Call 09/13/27)(d)	400	393,053
5.00%, 01/29/29 (Call 12/29/28)(d)	400	388,531
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	325	309,306
6.38%, 03/11/27	100	100,400
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	170	150,505
2.50%, 08/24/26 (Call 07/24/26)	250	228,866
7.05%, 12/05/28 (Call 11/05/28)	75	75,765
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	200	194,325
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	400	384,043
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(b)	150	147,894
Schedule of Investments
43

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	$200	$182,168
4.75%, 04/27/27(d)	400	375,574
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	400	380,846
4.88%, 11/22/26(d)	200	189,733
5.00%, 11/19/25(d)	200	194,212
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	225	189,101
5.25%, 05/15/27 (Call 11/15/26)	453	415,948
6.25%, 05/15/26 (Call 05/31/24)	385	374,603
6.38%, 12/15/25 (Call 05/31/24)	255	250,612
9.75%, 01/15/29 (Call 10/15/28)(b)	225	233,445
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	200	189,628
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)	200	194,132
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	247	231,197
6.95%, 03/01/29 (Call 02/01/29)	70	70,566
MDGH GMTN RSC Ltd.
2.50%, 05/21/26 (Call 04/21/26)(d)	600	563,754
3.00%, 03/28/27 (Call 02/28/27)(d)	200	186,137
4.50%, 11/07/28(d)	200	193,218
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	95	91,374
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)	50	48,701
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	5	4,488
7.10%, 02/15/29 (Call 01/15/29)	50	50,225
Oaktree Strategic Credit Fund, 8.40%, 11/14/28 (Call 10/14/28)(b)	110	114,819
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	110	100,395
3.44%, 10/15/28 (Call 08/15/28)	5	4,234
3.71%, 01/22/26 (Call 12/22/25)	190	179,915
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	400	375,898
3.63%, 05/04/27(d)	200	190,892
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	197,077
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	200	183,134
Sixth Street Lending Partners, 6.50%, 03/11/29 (Call 02/11/29)(b)	150	147,225
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	40	36,821
6.13%, 03/01/29 (Call 02/01/29)(c)	50	49,028
6.95%, 08/14/28 (Call 07/14/28)	135	136,776
Suci Second Investment Co., 6.00%, 10/25/28(d)	800	812,571
Temasek Financial I Ltd., 3.63%, 08/01/28 (Call 05/01/28)(b)	500	475,129
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	186,540
		22,407,225
Home Builders — 0.1%
Adams Homes Inc., 9.25%, 10/15/28 (Call 10/15/25)(b)	83	85,714
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 05/31/24)(b)	90	89,785
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 05/16/24)	120	116,430
Security	Par (000)	Value
Home Builders (continued)
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 05/31/24)(b)	$200	$192,095
Century Communities Inc., 6.75%, 06/01/27 (Call 05/31/24)	195	195,428
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	347	313,312
1.40%, 10/15/27 (Call 08/15/27)	90	78,816
Dream Finders Homes Inc., 8.25%, 08/15/28 (Call 08/15/25)(b)	115	118,456
Empire Communities Corp., 9.75%, 05/01/29 (Call 05/01/26)(b)	55	56,049
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/31/24)(b)	140	132,955
5.00%, 03/01/28 (Call 05/31/24)(b)	70	66,473
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/16/24)(b)	110	106,695
KB Home, 6.88%, 06/15/27 (Call 12/15/26)	130	133,062
Landsea Homes Corp., 8.88%, 04/01/29 (Call 04/01/26)(b)	100	98,124
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	220	217,506
4.75%, 11/29/27 (Call 05/29/27)	482	473,613
5.00%, 06/15/27 (Call 12/15/26)	55	54,280
5.25%, 06/01/26 (Call 12/01/25)	210	208,423
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(b)	130	135,360
M/I Homes Inc., 4.95%, 02/01/28 (Call 05/16/24)	152	143,959
Mattamy Group Corp., 5.25%, 12/15/27 (Call 05/31/24)(b)	190	182,041
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	100	90,777
5.13%, 06/06/27 (Call 12/06/26)	115	112,038
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	65	64,000
5.50%, 03/01/26 (Call 12/01/25)	290	289,212
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 05/31/24)	185	173,626
STL Holding Co. LLC, 8.75%, 02/15/29 (Call 02/15/26)(b)	75	77,068
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(b)	175	170,433
5.88%, 06/15/27 (Call 03/15/27)(b)	170	167,556
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	40	38,246
4.88%, 11/15/25 (Call 08/15/25)	181	178,279
4.88%, 03/15/27 (Call 12/15/26)	244	238,441
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	115	110,817
5.70%, 06/15/28 (Call 12/15/27)	100	96,608
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 05/31/24)(b)	50	48,981
		5,054,658
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28 (Call 06/25/28)(d)	200	206,723
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	62	60,951
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	220	200,816
4.40%, 03/15/29 (Call 12/15/28)	100	91,271
TCL Technology Investments Ltd., 1.88%, 07/14/25(d)	212	200,833
44
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 05/31/24)(b)	$250	$222,499
Whirlpool Corp.
3.70%, 05/01/25	127	124,591
4.75%, 02/26/29 (Call 11/26/28)(c)	200	192,589
		1,300,273
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 05/16/24)(b)	175	152,469
Avery Dennison Corp., 4.88%, 12/06/28 (Call 09/06/28)	50	48,666
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 05/31/24)	105	100,689
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	260	243,925
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	70	65,180
3.90%, 05/15/28 (Call 02/15/28)	280	266,473
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	115	100,551
3.05%, 08/15/25	172	166,976
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 05/31/24)(b)	160	154,389
7.00%, 12/31/27 (Call 05/31/24)(b)	170	164,173
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(b)	845	782,960
		2,246,451
Housewares — 0.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 05/31/24)(b)	255	253,773
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	185	182,073
5.70%, 04/01/26 (Call 01/01/26)	655	645,365
6.38%, 09/15/27 (Call 06/15/27)(c)	180	176,624
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 05/16/24)(c)	95	92,495
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	200	200,964
		1,551,294
Insurance — 1.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(b)	225	201,842
8.25%, 02/01/29 (Call 02/01/26)(b)	290	287,971
10.13%, 08/01/26 (Call 05/31/24)(b)	135	139,503
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	355	339,956
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	115	106,152
2.88%, 10/15/26 (Call 07/15/26)	10	9,409
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(d)(f)	400	371,088
3.60%, 04/09/29 (Call 01/09/29)(b)	300	276,480
5.63%, 10/25/27 (Call 09/25/27)(b)	585	589,656
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(b)	250	233,243
6.75%, 10/15/27 (Call 05/31/24)(b)	430	422,090
6.75%, 04/15/28 (Call 04/15/25)(b)	400	399,709
Security	Par (000)	Value
Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	$310	$302,336
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	440	407,103
3.28%, 12/15/26 (Call 09/15/26)	125	118,376
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	46	44,186
American International Group Inc.
4.20%, 04/01/28 (Call 01/01/28)	205	196,105
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	160	154,836
AmWINS Group Inc., 6.38%, 02/15/29 (Call 02/15/26)(b)	240	237,318
Aon Corp., 4.50%, 12/15/28 (Call 09/15/28)	20	19,208
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	425	394,478
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	295	287,124
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	235	233,433
5.15%, 03/01/29 (Call 02/01/29)	315	310,893
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50 (Call 08/15/25), (3-mo. LIBOR US + 3.593%)(a)(d)	400	394,423
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	120	116,013
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28 (Call 08/15/28)	115	116,677
AssuredPartners Inc., 5.63%, 01/15/29 (Call 05/31/24)(b)	175	159,581
Athene Global Funding
1.45%, 01/08/26(b)	300	278,363
1.61%, 06/29/26(b)	260	237,754
1.73%, 10/02/26(b)	320	289,530
1.99%, 08/19/28(b)	230	196,139
2.50%, 03/24/28(b)	200	176,543
2.55%, 06/29/25(b)	102	97,831
2.95%, 11/12/26(b)	80	74,543
5.52%, 03/25/27(b)	150	148,789
5.58%, 01/09/29(b)	300	297,354
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	690	656,248
AXA SA, 5.13%, 01/17/47 (Call 01/17/27), (1-day SOFR + 4.145%)(a)(d)	200	195,445
Axis Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	105	99,471
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)	720	669,728
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	524	504,915
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	354	323,294
2.00%, 06/28/28(b)	100	85,014
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 05/31/24)(b)	75	68,374
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33 (Call 08/15/28), (5-year CMT + 1.232%)(a)(d)	400	398,128
China Taiping Insurance Holdings Co. Ltd., 6.40%, (Call 03/09/28), (5-year CMT + 2.072%)(a)(d)(f)	800	827,450
Chubb INA Holdings LLC, 3.35%, 05/03/26 (Call 02/03/26)	395	379,638
Cincinnati Financial Corp., 6.92%, 05/15/28	105	110,572
Schedule of Investments
45

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26), (3-mo. LIBOR US + 4.918%)(a)(d)	$200	$197,340
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)	30	28,068
4.50%, 03/01/26 (Call 12/01/25)	200	195,774
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	247	244,901
CNO Global Funding
1.75%, 10/07/26(b)	300	271,200
2.65%, 01/06/29(b)	185	158,183
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	580	549,395
3.85%, 04/05/29 (Call 02/05/29)	300	275,445
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)	355	350,424
Corebridge Global Funding
0.90%, 09/22/25(b)	255	238,108
5.20%, 01/12/29(b)	100	98,253
5.75%, 07/02/26(b)	240	238,728
5.90%, 09/19/28(b)	100	100,593
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26), (3-mo. LIBOR US + 3.660%)(a)(b)(f)	925	881,343
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	165	155,682
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)	146	142,251
Equitable Financial Life Global Funding
1.00%, 01/09/26(b)	20	18,443
1.30%, 07/12/26(b)	275	248,645
1.40%, 07/07/25(b)	160	151,782
1.70%, 11/12/26(b)	250	226,068
1.80%, 03/08/28(b)	195	169,517
5.45%, 03/03/28(b)	400	392,988
5.50%, 12/02/25(b)	306	303,980
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	435	414,452
7.00%, 04/01/28	10	10,546
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	120	123,445
F&G Global Funding
1.75%, 06/30/26(b)	335	303,402
2.00%, 09/20/28(b)	15	12,565
2.30%, 04/11/27(b)	335	298,172
5.15%, 07/07/25(b)	140	137,547
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)	200	194,244
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	270	267,585
Fidelity National Financial Inc., 4.50%, 08/15/28 (Call 05/15/28)	120	113,772
GA Global Funding Trust
1.63%, 01/15/26(b)	290	268,993
1.95%, 09/15/28(b)	30	25,371
2.25%, 01/06/27(b)	330	299,855
5.50%, 01/08/29(b)	150	147,728
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)	235	207,660
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	205	190,322
Security	Par (000)	Value
Insurance (continued)
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	$226	$212,548
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(b)	145	145,041
Guardian Life Global Funding
0.88%, 12/10/25(b)	130	120,585
1.10%, 06/23/25(b)	102	96,909
1.25%, 11/19/27(b)	40	34,764
1.40%, 07/06/27(b)	50	44,238
3.25%, 03/29/27(b)	325	306,369
5.55%, 10/28/27(b)	470	473,088
5.74%, 10/02/28(b)	100	101,677
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26 (Call 03/01/26)(d)	200	186,204
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(d)	200	184,469
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	130	120,866
Horace Mann Educators Corp., 7.25%, 09/15/28 (Call 08/15/28)	55	57,725
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	90	88,644
Jackson National Life Global Funding
3.05%, 04/29/26(b)	25	23,620
3.88%, 06/11/25(b)	210	205,088
5.25%, 04/12/28(b)	150	144,052
5.50%, 01/09/26(b)	245	242,620
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(d)	200	197,966
Legal & General Group PLC, 5.25%, 03/21/47 (Call 03/21/27), (5-year USD Swap + 3.697%)(a)(d)	600	575,856
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)	175	159,360
4.57%, 02/01/29(b)	400	379,948
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	90	85,597
3.80%, 03/01/28 (Call 12/01/27)	115	108,433
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	239	231,705
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	337	319,088
4.15%, 03/04/26	373	364,620
Marsh & McLennan Companies Inc.
3.75%, 03/14/26 (Call 12/14/25)	50	48,621
4.38%, 03/15/29 (Call 12/15/28)	500	483,589
MassMutual Global Funding II
1.20%, 07/16/26(b)	60	54,652
4.15%, 08/26/25(b)	228	223,960
4.50%, 04/10/26(b)	235	230,930
4.85%, 01/17/29(b)	200	195,225
5.05%, 12/07/27(b)	440	434,836
5.05%, 06/14/28(b)	205	201,769
5.10%, 04/09/27(b)	200	198,884
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(a)(b)	600	583,015
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	45	42,909
46
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Met Tower Global Funding
1.25%, 09/14/26(b)	$355	$321,437
3.70%, 06/13/25(b)	200	195,911
4.85%, 01/16/27(b)	150	148,267
5.25%, 04/12/29(b)	150	148,181
5.40%, 06/20/26(b)	165	164,527
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	299	283,406
4.05%, 08/25/25(b)	190	186,240
4.40%, 06/30/27(b)	445	430,560
4.85%, 01/08/29(b)	350	341,469
5.00%, 01/06/26(b)	310	307,686
5.05%, 01/06/28(b)	430	424,241
5.40%, 09/12/28(b)	185	184,365
MGIC Investment Corp., 5.25%, 08/15/28 (Call 05/16/24)	225	216,277
Muang Thai Life Assurance PCL, 3.55%, 01/27/37 (Call 10/27/26), (10-year CMT + 2.400%)(a)(d)	200	185,242
Mutual of Omaha Companies Global Funding
5.35%, 04/09/27(b)	75	74,316
5.45%, 12/12/28(b)	90	89,854
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	100	100,033
New York Life Global Funding
0.85%, 01/15/26(b)	250	231,479
0.95%, 06/24/25(b)	258	244,859
1.15%, 06/09/26(b)	390	356,718
3.00%, 01/10/28(b)	375	345,450
3.25%, 04/07/27(b)	425	400,486
3.60%, 08/05/25(b)	212	206,990
4.70%, 04/02/26(b)	380	375,107
4.70%, 01/29/29(b)	250	243,703
4.85%, 01/09/28(b)	395	388,082
4.90%, 04/02/27(b)	150	148,482
4.90%, 06/13/28(b)	110	108,066
5.45%, 09/18/26(b)	145	144,977
Nippon Life Insurance Co., 4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(a)(b)	400	389,319
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	166	167,396
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	95	87,890
1.70%, 06/01/28(b)	155	133,536
1.75%, 01/11/27(b)	332	301,966
3.30%, 04/04/29(b)	200	180,122
4.00%, 07/01/25(b)(c)	204	200,539
4.35%, 09/15/27(b)	60	57,903
4.70%, 04/06/26(b)	315	309,987
4.71%, 01/10/29(b)	170	165,646
4.90%, 06/12/28(b)	120	117,483
5.07%, 03/25/27(b)	150	148,911
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	90	86,341
Pacific Life Global Funding II
1.20%, 06/24/25(b)	15	14,276
1.38%, 04/14/26(b)	245	226,172
1.60%, 09/21/28(b)	10	8,439
4.90%, 01/11/29(b)	90	87,905
5.50%, 08/28/26(b)	100	100,029
5.50%, 07/18/28(b)	880	879,145
Security	Par (000)	Value
Insurance (continued)
Phoenix Group Holdings PLC, 4.75%, 09/04/31 (Call 06/04/26), (5-year CMT + 4.276%)(a)(d)	$200	$191,380
Pricoa Global Funding I
0.80%, 09/01/25(b)	330	309,584
1.20%, 09/01/26(b)	505	457,528
4.20%, 08/28/25(b)	170	166,946
5.10%, 05/30/28(b)	500	493,295
5.55%, 08/28/26(b)	150	150,545
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	45	43,990
Principal Life Global Funding II
0.88%, 01/12/26(b)	300	276,584
1.25%, 06/23/25(b)	310	295,177
1.25%, 08/16/26(b)	315	284,945
1.50%, 11/17/26(b)	275	249,236
3.00%, 04/18/26(b)	305	289,879
5.00%, 01/16/27(b)	85	84,143
5.10%, 01/25/29(b)	130	127,104
5.50%, 06/28/28(b)(c)	265	261,536
Progressive Corp. (The)
2.45%, 01/15/27	5	4,638
2.50%, 03/15/27 (Call 02/15/27)	310	287,576
4.00%, 03/01/29 (Call 12/01/28)	200	189,332
Protective Life Global Funding
1.17%, 07/15/25(b)	260	246,042
1.30%, 09/20/26(b)	210	189,685
1.62%, 04/15/26(b)	270	249,958
4.71%, 07/06/27(b)	260	254,128
4.99%, 01/12/27(b)	150	148,141
5.21%, 04/14/26(b)	225	223,694
5.37%, 01/06/26(b)	315	313,656
5.47%, 12/08/28(b)	150	149,652
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	465	441,172
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)	165	153,387
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	305	301,785
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	125	121,314
Prudential Funding Asia PLC, 2.95%, 11/03/33 (Call 08/03/28), (5-year CMT + 1.517%)(a)(d)	200	175,289
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	170	173,586
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25), (5-year CMT + 3.047%)(a)(d)(f)	200	194,807
5.88%, (Call 05/12/25), (5-year CMT + 5.513%)(a)(b)(f)	200	197,718
Reinsurance Group of America Inc., 3.95%, 09/15/26 (Call 06/15/26)	5	4,832
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	325	290,395
2.75%, 05/07/25(b)	25	24,209
2.75%, 01/21/27(b)	100	91,254
6.15%, 06/29/28(b)	100	99,779
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	10	9,344
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	100	90,611
Schedule of Investments
47

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
RGA Global Funding
2.00%, 11/30/26(b)	$15	$13,658
2.70%, 01/18/29(b)(c)	200	176,228
6.00%, 11/21/28(b)	100	101,463
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/31/24)(b)	200	191,501
Sammons Financial Group Inc., 4.45%, 05/12/27 (Call 02/12/27)(b)	50	47,331
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	192	182,227
Sumitomo Life Insurance Co., 4.00%, 09/14/77 (Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)	565	524,628
Sunshine Life Insurance Corp. Ltd., 4.50%, 04/20/26(d)	200	191,189
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25), (5-year CMT + 4.981%)(a)(d)(f)	200	191,766
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	160	155,957
Vigorous Champion International Ltd., 2.75%, 06/02/25(d)	400	385,023
Willis North America Inc.
4.50%, 09/15/28 (Call 06/15/28)	200	191,132
4.65%, 06/15/27 (Call 05/15/27)	467	453,954
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3-mo. LIBOR US + 3.177%)(a)(d)	400	385,732
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	200	191,147
3.50%, 03/08/26 (Call 12/08/25)(d)	200	188,598
		52,085,358
Internet — 0.5%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/31/24)(b)	120	108,969
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (Call 09/06/27)	975	910,647
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	361	339,906
0.80%, 08/15/27 (Call 06/15/27)	280	246,242
2.00%, 08/15/26 (Call 05/15/26)	200	186,893
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	151	144,024
1.00%, 05/12/26 (Call 04/12/26)	981	902,598
1.20%, 06/03/27 (Call 04/03/27)	547	486,830
1.65%, 05/12/28 (Call 03/12/28)	60	52,645
3.15%, 08/22/27 (Call 05/22/27)	1,225	1,153,898
3.30%, 04/13/27 (Call 03/13/27)	783	745,061
3.45%, 04/13/29 (Call 02/13/29)	500	466,953
4.55%, 12/01/27 (Call 11/01/27)	775	762,574
4.60%, 12/01/25	450	446,269
5.20%, 12/03/25 (Call 09/03/25)	357	356,814
ANGI Group LLC, 3.88%, 08/15/28 (Call 05/13/24)(b)	170	144,209
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(b)	315	270,200
6.13%, 12/01/28 (Call 05/31/24)(b)	160	131,501
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	200	179,980
1.72%, 04/09/26 (Call 03/09/26)	205	190,359
3.63%, 07/06/27	50	47,249
4.13%, 06/30/25	215	210,804
4.38%, 03/29/28 (Call 12/29/27)	200	192,802
Security	Par (000)	Value
Internet (continued)
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	$100	$93,984
3.60%, 06/01/26 (Call 03/01/26)	45	43,431
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 05/13/24)(b)	165	145,436
5.63%, 09/15/28 (Call 05/13/24)(b)	130	104,982
Cars.com Inc., 6.38%, 11/01/28 (Call 05/31/24)(b)	125	119,490
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	195	183,460
7.00%, 06/15/27 (Call 06/15/24)(b)	170	167,829
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	377	347,191
3.60%, 06/05/27 (Call 03/05/27)	151	143,137
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	365	342,099
4.63%, 08/01/27 (Call 05/01/27)	276	267,859
5.00%, 02/15/26 (Call 11/15/25)	210	207,550
6.25%, 05/01/25 (Call 02/01/25)(b)	511	512,027
Gen Digital Inc., 6.75%, 09/30/27 (Call 09/30/24)(b)	320	321,201
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/24)(b)	110	110,103
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(b)	250	221,895
5.25%, 12/01/27 (Call 05/31/24)(b)	225	217,311
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 05/13/24)(b)	165	147,428
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/31/24)(b)	150	136,997
JD.com Inc., 3.88%, 04/29/26	250	241,525
Match Group Holdings II LLC
4.63%, 06/01/28 (Call 05/31/24)(b)	143	132,334
5.00%, 12/15/27 (Call 05/31/24)(b)(c)	185	175,699
5.63%, 02/15/29 (Call 05/13/24)(b)	100	95,438
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	400	378,590
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	1,140	1,083,493
4.60%, 05/15/28 (Call 04/15/28)	310	304,486
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 05/31/24)(b)	240	138,017
NAVER Corp., 1.50%, 03/29/26(d)	400	369,364
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	215	210,196
4.38%, 11/15/26	438	427,454
4.88%, 04/15/28	545	535,260
5.88%, 11/15/28	585	596,688
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 05/31/24)(b)	215	161,230
11.75%, 10/15/28 (Call 10/15/25)(b)	150	160,804
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/24)(b)(c)	75	77,188
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(d)	400	368,150
4.85%, 07/06/27 (Call 04/06/27)(d)	200	191,741
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(f)	245	203,366
11.25%, 02/15/27(b)	555	577,332
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	600	563,549
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	200	192,787
3.60%, 01/19/28 (Call 10/19/27)(d)	600	562,150
48
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	$230	$216,823
TripAdvisor Inc., 7.00%, 07/15/25 (Call 05/13/24)(b)	155	155,049
Uber Technologies Inc.
6.25%, 01/15/28 (Call 05/13/24)(b)	175	174,691
7.50%, 09/15/27 (Call 05/21/24)(b)	380	386,899
8.00%, 11/01/26 (Call 05/31/24)(b)	465	469,657
VeriSign Inc., 4.75%, 07/15/27 (Call 05/31/24)	95	91,874
		21,752,671
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	400	394,130
Algoma Steel Inc., 9.13%, 04/15/29 (Call 04/15/26)(b)	60	59,533
Allegheny Ludlum LLC, 6.95%, 12/15/25	55	55,715
ArcelorMittal SA
4.55%, 03/11/26	222	216,730
6.55%, 11/29/27 (Call 10/29/27)	452	463,424
ATI Inc., 5.88%, 12/01/27 (Call 05/31/24)	150	147,226
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/31/24)(b)	180	165,701
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 05/31/24)	135	134,070
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 05/31/24)(b)(c)	125	115,802
5.88%, 06/01/27 (Call 05/31/24)(c)	175	173,022
CSN Inova Ventures, 6.75%, 01/28/28 (Call 05/30/24)(d)	400	378,816
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	192,609
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 (Call 11/15/26)(b)	100	103,069
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	200	202,375
8.13%, 05/01/27 (Call 05/31/24)(b)	200	201,740
9.25%, 10/01/28 (Call 10/01/25)(b)	385	403,979
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	281	270,708
3.95%, 05/23/25	270	265,336
3.95%, 05/01/28 (Call 02/01/28)	20	19,016
4.30%, 05/23/27 (Call 04/23/27)	240	233,065
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	400	393,811
POSCO
4.38%, 08/04/25(d)	400	392,161
4.50%, 08/04/27(d)	204	196,643
5.75%, 01/17/28(d)	385	385,114
Reliance Inc., 1.30%, 08/15/25 (Call 07/15/25)	277	261,638
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	15	13,199
2.40%, 06/15/25 (Call 05/15/25)	250	240,671
5.00%, 12/15/26 (Call 05/31/24)	25	24,662
U.S. Steel Corp., 6.88%, 03/01/29 (Call 05/31/24)(c)	150	150,201
Usiminas International Sarl, 5.88%, 07/18/26 (Call 05/30/24)(d)	200	196,529
Vale Overseas Ltd., 6.25%, 08/10/26	100	101,256
		6,551,951
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(b)	130	133,450
Brunswick Corp/DE, 5.85%, 03/18/29 (Call 02/18/29)	60	59,088
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	795	725,645
Security	Par (000)	Value
Leisure Time (continued)
5.75%, 03/01/27 (Call 12/01/26)(b)	$1,000	$974,985
6.65%, 01/15/28(c)	63	62,323
7.63%, 03/01/26 (Call 05/13/24)(b)	425	427,584
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(b)	615	666,728
Carnival PLC, 7.88%, 06/01/27	70	73,577
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	135	125,070
3.35%, 06/08/25 (Call 05/08/25)(b)	327	317,435
6.50%, 03/10/28 (Call 02/10/28)(b)(c)	180	181,814
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	30	29,137
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(b)	304	300,613
8.00%, 04/15/26 (Call 05/31/24)(b)	182	182,150
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(b)	100	104,599
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 05/31/24)(b)	145	143,726
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(b)	452	442,686
5.88%, 02/15/27 (Call 05/13/24)(b)	330	322,278
7.75%, 02/15/29 (Call 11/15/28)(b)(c)	175	178,989
8.13%, 01/15/29 (Call 01/15/26)(b)	250	260,439
8.38%, 02/01/28 (Call 02/01/25)(b)	195	203,374
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	190	185,243
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	75	78,083
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	170	156,202
4.25%, 07/01/26 (Call 01/01/26)(b)	220	211,414
5.38%, 07/15/27 (Call 10/15/26)(b)	330	321,102
5.50%, 08/31/26 (Call 02/28/26)(b)	330	323,802
5.50%, 04/01/28 (Call 10/01/27)(b)	470	457,721
7.50%, 10/15/27	105	109,535
8.25%, 01/15/29 (Call 04/01/25)(b)	325	342,326
9.25%, 01/15/29 (Call 04/01/25)(b)	325	347,301
Sunny Express Enterprises Corp., 2.95%, 03/01/27(d)	200	187,166
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 05/31/24)(b)	270	261,698
6.25%, 05/15/25 (Call 05/31/24)(b)	83	82,769
7.00%, 02/15/29 (Call 05/31/24)(b)	160	159,371
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 05/31/24)(b)	100	95,803
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(b)	245	233,681
		9,468,907
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 05/13/24)	355	336,837
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/30/24)(d)	400	355,813
5.95%, 10/19/25 (Call 05/30/24)(d)	200	187,049
Full House Resorts Inc., 8.25%, 02/15/28 (Call 05/16/24)(b)	140	133,338
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(b)	205	195,582
Gohl Capital Ltd., 4.25%, 01/24/27(d)	400	379,442
Hilton Domestic Operating Co. Inc.
5.38%, 05/01/25 (Call 05/13/24)(b)	155	154,258
Schedule of Investments
49

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.75%, 05/01/28 (Call 05/31/24)(b)	$155	$153,107
5.88%, 04/01/29 (Call 04/01/26)(b)	165	162,933
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	215	209,028
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	70	66,697
4.85%, 03/15/26 (Call 12/15/25)	193	190,127
5.75%, 01/30/27 (Call 12/30/26)	35	35,182
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	167	160,639
3.50%, 08/18/26 (Call 06/18/26)	355	334,928
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	102	99,270
4.88%, 05/15/29 (Call 04/15/29)	60	58,227
5.00%, 10/15/27 (Call 09/15/27)	770	758,868
5.45%, 09/15/26 (Call 08/15/26)	50	49,932
5.55%, 10/15/28 (Call 09/15/28)	190	190,587
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	326	325,926
Series R, 3.13%, 06/15/26 (Call 03/15/26)	65	61,923
Series X, 4.00%, 04/15/28 (Call 01/15/28)	20	18,941
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 05/31/24)	120	110,776
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/13/24)(b)	260	245,068
5.25%, 06/18/25 (Call 05/13/24)(b)	175	171,959
5.88%, 05/15/26 (Call 05/13/24)(b)(c)	235	230,802
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	135	129,930
4.75%, 10/15/28 (Call 07/15/28)	270	251,399
5.50%, 04/15/27 (Call 01/15/27)	214	208,650
5.75%, 06/15/25 (Call 03/15/25)	210	208,919
6.75%, 05/01/25 (Call 05/01/24)	245	245,000
Minor International PCL, 2.70%, (Call 04/19/26), (5-year CMT + 7.918%)(a)(d)(f)	200	186,921
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)	250	224,955
2.85%, 03/08/29 (Call 01/08/29)	200	171,590
4.05%, 01/08/26 (Call 12/08/25)	270	259,359
5.13%, 08/08/25 (Call 06/08/25)	586	578,869
5.40%, 08/08/28 (Call 05/08/28)	460	446,022
Station Casinos LLC, 4.50%, 02/15/28 (Call 05/31/24)(b)	230	213,307
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 05/31/24)(b)	150	148,486
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(b)	350	300,458
6.50%, 01/15/28 (Call 05/31/24)(b)	160	149,459
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/24)(b)	120	119,401
Travel & Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	135	133,290
6.60%, 10/01/25 (Call 07/01/25)	133	133,786
6.63%, 07/31/26 (Call 04/30/26)(b)	230	230,253
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 05/31/24)(b)	175	160,720
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)	318	308,439
Wynn Macau Ltd.
5.50%, 01/15/26 (Call 05/31/24)(b)	330	320,356
5.50%, 10/01/27 (Call 05/31/24)(b)	245	230,800
Security	Par (000)	Value
Lodging (continued)
5.63%, 08/26/28 (Call 05/13/24)(b)	$450	$414,899
		11,152,507
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	10	9,633
AGCO Corp., 5.45%, 03/21/27 (Call 02/21/27)	175	174,421
ATS Corp., 4.13%, 12/15/28 (Call 05/31/24)(b)	100	89,949
BWX Technologies Inc.
4.13%, 06/30/28 (Call 05/31/24)(b)	125	114,174
4.13%, 04/15/29 (Call 05/16/24)(b)	125	113,845
Caterpillar Financial Services Corp.
0.80%, 11/13/25	469	438,549
0.90%, 03/02/26	70	64,628
1.15%, 09/14/26	264	239,820
1.45%, 05/15/25	262	251,485
1.70%, 01/08/27	285	260,345
2.40%, 08/09/26	20	18,788
3.40%, 05/13/25	70	68,620
3.60%, 08/12/27	470	447,789
3.65%, 08/12/25	440	430,387
4.35%, 05/15/26	485	476,483
4.50%, 01/08/27	125	122,973
4.80%, 01/06/26	435	432,030
4.85%, 02/27/29	150	148,025
5.05%, 02/27/26	200	199,079
5.15%, 08/11/25	445	443,816
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	275	251,282
1.88%, 01/15/26 (Call 12/15/25)	200	187,649
3.95%, 05/23/25	139	136,220
4.55%, 04/10/28 (Call 03/10/28)	285	274,423
5.10%, 04/20/29 (Call 03/20/29)	150	146,775
5.45%, 10/14/25	276	275,289
5.50%, 01/12/29 (Call 12/12/28)	100	99,778
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	35	33,313
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	65	62,698
Esab Corp., 6.25%, 04/15/29 (Call 04/15/26)(b)	20	19,932
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 05/31/24)(b)	160	103,235
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(b)(c)	140	105,417
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(b)	340	350,148
Ingersoll Rand Inc., 5.40%, 08/14/28 (Call 07/14/28)	155	154,669
John Deere Capital Corp.
0.70%, 01/15/26	606	561,500
1.05%, 06/17/26	520	476,206
1.30%, 10/13/26	310	281,838
1.50%, 03/06/28	20	17,461
1.70%, 01/11/27	15	13,701
1.75%, 03/09/27	70	63,645
2.25%, 09/14/26	50	46,640
2.35%, 03/08/27	400	369,716
2.65%, 06/10/26	5	4,741
3.05%, 01/06/28	15	14,020
3.40%, 06/06/25	265	259,413
3.40%, 09/11/25	45	43,789
3.45%, 03/07/29(c)	100	92,773
4.05%, 09/08/25	365	358,861
4.15%, 09/15/27	420	406,998
50
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.50%, 01/08/27	$210	$206,582
4.50%, 01/16/29	195	189,583
4.75%, 06/08/26	230	227,618
4.75%, 01/20/28	485	478,580
4.80%, 01/09/26	330	327,801
4.85%, 03/05/27	125	123,909
4.90%, 03/03/28	76	75,355
4.95%, 06/06/25	120	119,477
4.95%, 03/06/26	125	124,269
4.95%, 07/14/28	590	585,249
5.15%, 09/08/26	90	89,808
5.30%, 09/08/25	160	159,864
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/24)(b)(c)	110	110,406
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28 (Call 09/01/25)(b)	158	167,305
Nordson Corp., 5.60%, 09/15/28 (Call 08/15/28)	65	64,997
nVent Finance SARL, 4.55%, 04/15/28 (Call 01/15/28)	205	197,509
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	25	24,145
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	95	87,614
5.25%, 08/16/28 (Call 07/16/28)	125	124,634
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 05/31/24)(b)	150	146,982
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(b)	525	502,134
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	275	254,640
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	295	272,827
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	321	311,559
3.45%, 11/15/26 (Call 08/15/26)	356	337,471
4.70%, 09/15/28 (Call 06/15/28)	330	317,664
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	100	88,534
3.25%, 11/01/26 (Call 08/01/26)	10	9,473
		15,482,958
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)	62	57,595
2.65%, 04/15/25 (Call 03/15/25)	368	357,529
2.88%, 10/15/27 (Call 07/15/27)	405	372,172
3.00%, 08/07/25	137	132,615
3.38%, 03/01/29 (Call 12/01/28)	200	182,086
3.63%, 09/14/28 (Call 06/14/28)	210	195,419
Amsted Industries Inc., 5.63%, 07/01/27 (Call 05/31/24)(b)	155	150,700
Calderys Financing LLC, 11.25%, 06/01/28 (Call 06/01/25)(b)	175	185,308
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	210	198,010
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	255	238,467
4.35%, 05/18/28 (Call 04/18/28)	110	106,734
Enpro Inc., 5.75%, 10/15/26 (Call 05/31/24)	110	108,682
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/16/24)(b)	158	156,581
12.25%, 11/15/26 (Call 05/31/24)(b)	245	243,702
Security	Par (000)	Value
Manufacturing (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/24)(b)	$195	$195,040
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	145	141,834
5.75%, 06/15/25 (Call 05/13/24)	125	124,293
6.25%, 02/15/29 (Call 02/15/26)	140	138,934
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	183	172,692
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	194	183,892
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	5	4,731
4.25%, 09/15/27 (Call 08/15/27)	570	551,509
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	660	613,605
2.35%, 10/15/26(b)	545	509,028
3.25%, 05/27/25(b)	670	654,794
3.40%, 03/16/27(b)(c)	505	481,194
6.13%, 08/17/26(b)	625	636,243
Sunny Optical Technology Group Co. Ltd., 5.95%, 07/17/26(d)	200	199,124
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	170	157,555
2.25%, 04/01/28 (Call 02/01/28)	100	88,502
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	25	23,077
3.65%, 03/15/27 (Call 12/15/26)	160	151,903
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(b)	127	130,037
		7,843,587
Media — 0.8%
Altice Financing SA, 5.00%, 01/15/28 (Call 05/31/24)(b)	430	342,243
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)	310	209,700
10.25%, 01/15/29 (Call 01/15/26)(b)	275	275,005
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 05/31/24)(b)	90	54,482
Belo Corp.
7.25%, 09/15/27	90	90,892
7.75%, 06/01/27	88	89,739
Block Communications Inc., 4.88%, 03/01/28 (Call 05/31/24)(b)	95	82,233
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 05/16/24)(b)	745	678,703
5.13%, 05/01/27 (Call 05/31/24)(b)	1,050	984,702
5.50%, 05/01/26 (Call 05/31/24)(b)	253	247,874
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	370	308,690
3.75%, 02/15/28 (Call 11/15/27)	385	352,506
4.20%, 03/15/28 (Call 12/15/27)	457	424,988
4.91%, 07/23/25 (Call 04/23/25)	1,522	1,501,496
5.05%, 03/30/29 (Call 12/30/28)	150	141,586
6.15%, 11/10/26 (Call 10/10/26)	390	390,941
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	564	522,525
3.15%, 03/01/26 (Call 12/01/25)	838	807,026
3.15%, 02/15/28 (Call 11/15/27)	855	791,938
3.30%, 02/01/27 (Call 11/01/26)	511	485,950
3.30%, 04/01/27 (Call 02/01/27)	275	260,555
Schedule of Investments
51

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.38%, 08/15/25 (Call 05/15/25)	$615	$599,237
3.55%, 05/01/28 (Call 02/01/28)	22	20,628
3.95%, 10/15/25 (Call 08/15/25)	1,027	1,005,278
4.15%, 10/15/28 (Call 07/15/28)	1,080	1,034,546
4.55%, 01/15/29 (Call 12/15/28)	300	291,522
5.25%, 11/07/25	195	194,696
5.35%, 11/15/27 (Call 10/15/27)	471	473,574
Cox Communications Inc.
3.35%, 09/15/26 (Call 06/15/26)(b)	475	451,065
3.50%, 08/15/27 (Call 05/15/27)(b)	102	95,764
5.45%, 09/15/28 (Call 08/15/28)(b)	210	208,990
CSC Holdings LLC
5.38%, 02/01/28 (Call 05/31/24)(b)	305	234,714
5.50%, 04/15/27 (Call 05/31/24)(b)	410	336,090
6.50%, 02/01/29 (Call 05/13/24)(b)	545	407,958
7.50%, 04/01/28 (Call 05/13/24)(b)	310	167,837
11.25%, 05/15/28 (Call 05/15/25)(b)	305	269,859
11.75%, 01/31/29 (Call 01/31/26)(b)	640	571,479
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 05/31/24)(b)	115	67,208
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(b)	1,160	1,080,546
Discovery Communications LLC
3.95%, 06/15/25 (Call 03/15/25)	172	168,088
3.95%, 03/20/28 (Call 12/20/27)	435	404,170
4.90%, 03/11/26 (Call 12/11/25)	220	216,457
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	860	677,085
5.75%, 12/01/28 (Call 12/01/27)(b)	770	521,870
7.38%, 07/01/28 (Call 05/13/24)	325	145,049
7.75%, 07/01/26	620	389,901
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(b)	1,150	1,159,815
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	220	204,092
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	320	309,463
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 05/31/24)(b)	101	93,483
GCI LLC, 4.75%, 10/15/28 (Call 05/16/24)(b)	200	178,386
Gray Television Inc.
5.88%, 07/15/26 (Call 05/31/24)(b)	235	226,369
7.00%, 05/15/27 (Call 05/13/24)(b)	237	215,869
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(b)	160	114,206
5.25%, 08/15/27 (Call 05/16/24)(b)(c)	245	179,489
6.38%, 05/01/26 (Call 05/16/24)	265	223,913
8.38%, 05/01/27 (Call 05/16/24)(c)	270	143,296
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 05/31/24)(b)	390	360,853
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(b)	265	245,824
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 05/16/24)(b)	110	105,118
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(b)	330	293,081
5.63%, 07/15/27 (Call 05/13/24)(b)	580	545,339
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(c)	69	63,129
3.38%, 02/15/28 (Call 11/15/27)	280	249,701
3.70%, 06/01/28 (Call 03/01/28)	24	21,467
Security	Par (000)	Value
Media (continued)
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(a)	$220	$192,819
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(a)	330	305,254
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 05/31/24)(b)	295	225,336
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(b)	160	118,229
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(b)	135	106,588
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 05/16/24)(b)(c)	100	89,928
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(b)	328	305,461
4.00%, 07/15/28 (Call 07/15/24)(b)	645	574,630
5.00%, 08/01/27 (Call 05/31/24)(b)	480	453,350
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(b)	150	141,619
TCI Communications Inc.
7.13%, 02/15/28	15	15,917
7.88%, 02/15/26	45	46,815
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(c)	320	289,893
4.75%, 03/15/26 (Call 05/31/24)(b)	185	178,926
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(b)	400	378,795
Townsquare Media Inc., 6.88%, 02/01/26 (Call 05/31/24)(b)	170	165,004
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	385	357,116
2.95%, 06/15/27	245	230,372
3.00%, 02/13/26	245	235,094
3.15%, 09/17/25	132	127,926
Univision Communications Inc.
6.63%, 06/01/27 (Call 05/13/24)(b)	505	487,697
8.00%, 08/15/28 (Call 08/15/25)(b)	470	470,331
Urban One Inc., 7.38%, 02/01/28 (Call 05/31/24)(b)	225	182,545
Videotron Ltd., 5.13%, 04/15/27 (Call 05/31/24)(b)	225	217,915
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(b)	165	147,034
Walt Disney Co. (The)
1.75%, 01/13/26	687	646,968
2.20%, 01/13/28	500	452,362
3.38%, 11/15/26 (Call 08/15/26)	105	100,290
3.70%, 10/15/25 (Call 07/15/25)	260	253,655
3.70%, 03/23/27	350	336,807
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 05/31/24)(b)	200	196,648
		32,041,602
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 05/16/24)(b)	120	116,240
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 05/31/24)(c)	130	123,545
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	273	266,276
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	110	105,435
		611,496
52
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining — 0.3%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 05/31/24)(b)	$250	$245,843
6.13%, 05/15/28 (Call 05/31/24)(b)	175	173,654
Anglo American Capital PLC
4.50%, 03/15/28 (Call 12/15/27)(b)	400	383,870
4.75%, 04/10/27(b)	235	228,792
4.88%, 05/14/25(b)	235	232,304
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28 (Call 09/01/28)	200	178,205
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	395	387,636
4.88%, 02/27/26	380	376,162
5.10%, 09/08/28 (Call 08/08/28)	360	357,292
5.25%, 09/08/26	370	369,067
6.42%, 03/01/26	35	35,567
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(d)	300	276,785
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	400	372,213
2.95%, 02/24/27 (Call 01/24/27)(d)	200	186,469
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 05/30/24)(d)	200	192,034
Coeur Mining Inc., 5.13%, 02/15/29 (Call 05/31/24)(b)(c)	100	93,771
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 05/13/24)(b)	170	159,704
Constellium SE
3.75%, 04/15/29 (Call 05/13/24)(b)	250	221,825
5.88%, 02/15/26 (Call 05/31/24)(b)	100	99,177
Corp. Nacional del Cobre de Chile, 3.63%, 08/01/27 (Call 05/01/27)(d)	600	558,887
Endeavour Mining PLC, 5.00%, 10/14/26(d)	200	187,838
First Quantum Minerals Ltd.
6.88%, 10/15/27 (Call 05/10/24)(d)	400	384,153
9.38%, 03/01/29 (Call 03/01/26)(b)	600	619,785
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27 (Call 06/15/27)(b)	220	207,436
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(d)	200	193,210
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 05/31/24)	225	211,624
4.38%, 08/01/28 (Call 05/31/24)	150	142,370
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	485	458,774
1.63%, 04/27/26 (Call 03/27/26)(b)	265	244,574
3.88%, 10/27/27 (Call 07/27/27)(b)	90	84,792
4.00%, 03/27/27 (Call 12/27/26)(b)	405	387,017
5.34%, 04/04/27(b)	175	173,195
5.37%, 04/04/29 (Call 03/04/29)(b)	145	142,406
5.40%, 05/08/28 (Call 04/08/28)(b)	555	548,325
6.13%, 10/06/28 (Call 09/06/28)(b)	155	156,985
Hecla Mining Co., 7.25%, 02/15/28 (Call 05/16/24)	165	164,974
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 05/10/24)(d)	300	290,462
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	200	196,997
6.53%, 11/15/28(d)	200	204,198
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/24)(b)	95	95,820
Security	Par (000)	Value
Mining (continued)
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 05/31/24)(b)	$170	$158,407
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	80	77,040
Minmetals Bounteous Finance BVI Ltd.
4.20%, 07/27/26(d)	200	193,258
4.75%, 07/30/25(d)	400	394,605
New Gold Inc., 7.50%, 07/15/27 (Call 05/31/24)(b)	144	143,056
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27 (Call 06/29/27)(b)	109	102,247
Novelis Corp., 3.25%, 11/15/26 (Call 05/31/24)(b)	285	266,466
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 05/13/24)(b)	200	200,472
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	288,442
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	200	186,950
Stillwater Mining Co., 4.00%, 11/16/26 (Call 05/30/24)(d)	200	178,743
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 05/30/24)(d)	200	161,374
13.88%, 12/09/28 (Call 09/11/24)(d)	504	457,398
Vedanta Resources Ltd., 13.88%, 12/09/28 (Call 05/30/24)(d)	188	166,913
WE Soda Investments Holding PLC, 9.50%, 10/06/28 (Call 10/06/25)(d)	400	412,465
		13,612,028
Multi-National — 0.1%
Arab Petroleum Investments Corp., 1.46%, 06/30/25(d)	200	190,226
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,025	993,895
Corp. Andina de Fomento, 1.63%, 09/23/25	72	67,923
Dexia SA, 4.50%, 03/19/27(b)	250	245,995
International Bank for Reconstruction & Development, 4.50%, 06/26/28 (Call 06/26/26)	20	19,481
International Development Association
0.88%, 04/28/26(b)	45	41,407
4.88%, 11/01/28(b)	865	865,059
International Finance Facility for Immunisation Co., 1.00%, 04/21/26(d)	20	18,408
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(d)	200	189,005
4.60%, 03/14/28(d)	2,300	2,255,683
New Development Bank (The)
0.63%, 09/29/25(d)	500	462,802
1.13%, 04/27/26(d)	500	455,995
		5,805,879
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	361	334,416
3.25%, 02/15/29 (Call 05/31/24)	240	213,099
3.28%, 12/01/28 (Call 10/01/28)	165	147,589
4.13%, 05/01/25 (Call 05/31/24)	257	252,430
4.25%, 04/01/28 (Call 05/31/24)	230	216,859
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 05/13/24)(b)	120	108,071
7.25%, 03/15/29 (Call 05/13/24)(b)	100	85,292
Schedule of Investments
53

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	$134	$130,274
5.50%, 08/15/28 (Call 07/15/28)(b)	255	221,238
		1,709,268
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 05/16/24)(b)(c)	100	94,152
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	150	140,316
		234,468
Oil & Gas — 1.4%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 05/31/24)(b)	280	282,033
Aker BP ASA
2.00%, 07/15/26 (Call 06/15/26)(b)	310	285,649
5.60%, 06/13/28 (Call 05/13/28)(b)	150	149,529
Antero Resources Corp., 7.63%, 02/01/29 (Call 05/31/24)(b)	125	128,329
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	50	46,700
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 05/31/24)(b)	210	210,181
8.25%, 12/31/28 (Call 05/31/24)(b)	200	203,889
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	73	76,544
Bapco Energies BSCC, 7.50%, 10/25/27(d)	400	402,673
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/24)(b)	145	143,697
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	200	196,029
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28 (Call 11/15/25)(d)	200	206,940
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	335	316,373
3.12%, 05/04/26 (Call 02/04/26)	292	279,567
3.41%, 02/11/26 (Call 12/11/25)	457	441,636
3.54%, 04/06/27 (Call 02/06/27)	175	166,900
3.59%, 04/14/27 (Call 01/14/27)	225	214,676
3.80%, 09/21/25 (Call 07/21/25)	447	437,516
3.94%, 09/21/28 (Call 06/21/28)	140	133,198
4.23%, 11/06/28 (Call 08/06/28)	585	561,902
4.70%, 04/10/29 (Call 03/10/29)	300	293,370
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	525	492,747
3.72%, 11/28/28 (Call 08/28/28)	210	197,180
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	192,537
California Resources Corp., 7.13%, 02/01/26 (Call 05/31/24)(b)	200	201,339
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 05/31/24)(b)(c)	120	114,669
9.75%, 07/15/28 (Call 07/15/25)(b)	100	96,232
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(d)	200	95,363
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	356	340,331
3.85%, 06/01/27 (Call 03/01/27)	457	434,863
Cenovus Energy Inc., 4.25%, 04/15/27 (Call 01/15/27)	265	255,427
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(b)	175	173,182
5.88%, 02/01/29 (Call 05/31/24)(b)	150	147,108
Security	Par (000)	Value
Oil & Gas (continued)
6.75%, 04/15/29 (Call 05/31/24)(b)	$275	$274,870
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,094	1,052,203
2.00%, 05/11/27 (Call 03/11/27)	425	388,317
2.95%, 05/16/26 (Call 02/16/26)	265	253,549
3.33%, 11/17/25 (Call 08/17/25)	355	344,993
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	574	541,350
1.02%, 08/12/27 (Call 06/12/27)	145	127,150
Chord Energy Corp., 6.38%, 06/01/26 (Call 05/31/24)(b)	155	154,999
Civitas Resources Inc.
5.00%, 10/15/26 (Call 05/31/24)(b)	152	147,143
8.38%, 07/01/28 (Call 07/01/25)(b)	440	459,121
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	600	587,205
CNX Resources Corp., 6.00%, 01/15/29 (Call 05/31/24)(b)	200	194,210
Comstock Resources Inc., 6.75%, 03/01/29 (Call 05/16/24)(b)	500	475,286
ConocoPhillips Co., 6.95%, 04/15/29	300	322,035
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 05/31/24)(b)	327	300,028
4.38%, 01/15/28 (Call 10/15/27)	405	386,018
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	57	54,206
4.38%, 03/15/29 (Call 12/15/28)	100	94,223
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(b)	335	354,019
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 05/31/24)(b)	375	372,805
CVR Energy Inc.
5.75%, 02/15/28 (Call 05/16/24)(b)	135	125,534
8.50%, 01/15/29 (Call 01/15/26)(b)	200	200,451
Devon Energy Corp.
5.25%, 10/15/27 (Call 05/13/24)	135	133,694
5.85%, 12/15/25 (Call 09/15/25)	340	340,321
5.88%, 06/15/28 (Call 05/13/24)	25	25,036
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	301	285,583
5.20%, 04/18/27 (Call 03/18/27)	450	446,999
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	600	585,556
8.63%, 01/19/29 (Call 12/19/28)	200	208,284
Empresa Nacional del Petroleo, 3.75%, 08/05/26 (Call 05/05/26)(d)	200	190,003
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/31/24)(b)(c)	250	252,909
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(b)	320	326,131
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(b)	200	187,963
5.38%, 03/30/28 (Call 09/30/27)(b)	300	266,434
Eni SpA, Series X-R, 4.75%, 09/12/28(b)	300	291,103
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)	100	101,710
EOG Resources Inc., 4.15%, 01/15/26 (Call 10/15/25)	60	58,844
EQT Corp.
3.13%, 05/15/26 (Call 05/31/24)(b)	229	216,456
3.90%, 10/01/27 (Call 07/01/27)	485	457,340
5.00%, 01/15/29 (Call 07/15/28)	100	96,430
5.70%, 04/01/28 (Call 03/01/28)	45	44,846
54
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	$862	$812,060
3.00%, 04/06/27 (Call 02/06/27)	80	75,346
3.63%, 09/10/28 (Call 06/10/28)	605	571,282
7.25%, 09/23/27	35	37,068
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	217	203,721
3.04%, 03/01/26 (Call 12/01/25)	717	690,878
3.29%, 03/19/27 (Call 01/19/27)	401	383,747
Geopark Ltd., 5.50%, 01/17/27 (Call 05/10/24)(d)	200	179,353
Greenfire Resources Ltd., 12.00%, 10/01/28 (Call 10/01/25)(b)	105	111,341
GS Caltex Corp., 4.50%, 01/05/26	200	195,586
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	215	218,056
Harbour Energy PLC, 5.50%, 10/15/26 (Call 05/31/24)(b)	180	176,475
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	407	393,845
HF Sinclair Corp.
5.00%, 02/01/28 (Call 05/13/24)(b)	215	206,661
5.88%, 04/01/26 (Call 01/01/26)	348	348,819
6.38%, 04/15/27 (Call 05/13/24)(b)	170	170,066
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(b)	200	192,663
6.25%, 11/01/28 (Call 05/31/24)(b)	200	197,010
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	200	189,218
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 05/31/24)(b)	230	232,382
KazMunayGas National Co. JSC, 4.75%, 04/19/27(d)	400	383,680
Korea National Oil Corp., 2.63%, 04/14/26(d)	400	378,224
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/10/24)(d)	200	194,217
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	175	170,323
6.50%, 06/30/27 (Call 12/30/26)(b)	200	187,217
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/13/24)(b)	125	123,250
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	402	387,197
5.30%, 04/01/29 (Call 03/01/29)	150	147,116
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	285	268,443
4.70%, 05/01/25 (Call 04/01/25)	476	471,116
5.13%, 12/15/26 (Call 09/15/26)	90	89,085
Matador Resources Co., 6.88%, 04/15/28 (Call 04/15/25)(b)	175	176,396
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 05/30/24)(d)	200	194,045
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(b)	175	169,251
7.13%, 02/01/27 (Call 05/31/24)(b)	86	86,765
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/24)(b)	250	249,520
10.50%, 05/15/27 (Call 05/31/24)(b)	145	148,280
Murphy Oil Corp.
5.88%, 12/01/27 (Call 05/16/24)	165	163,263
6.38%, 07/15/28 (Call 07/15/24)	150	149,920
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/31/24)(b)	240	237,834
Security	Par (000)	Value
Oil & Gas (continued)
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 05/31/24)(b)	$185	$183,208
7.50%, 01/15/28 (Call 05/31/24)(b)(c)	130	123,217
Northern Oil & Gas Inc., 8.13%, 03/01/28 (Call 05/31/24)(b)	223	225,597
Occidental Petroleum Corp.
5.50%, 12/01/25 (Call 09/01/25)	200	198,742
5.55%, 03/15/26 (Call 12/15/25)	295	293,632
5.88%, 09/01/25 (Call 06/01/25)	270	269,999
6.38%, 09/01/28 (Call 03/01/28)	100	102,241
8.50%, 07/15/27 (Call 01/15/27)	200	214,091
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	190,315
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	200	191,533
OQ SAOC, 5.13%, 05/06/28(d)	200	194,015
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	235	233,161
5.65%, 05/15/25	200	199,337
5.65%, 05/15/28 (Call 04/15/28)	280	279,799
Parkland Corp., 5.88%, 07/15/27 (Call 05/31/24)(b)	175	171,004
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	205	190,236
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 05/31/24)	279	272,153
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 05/31/24)(b)	105	103,539
7.75%, 02/15/26 (Call 05/31/24)(b)	110	111,000
8.00%, 04/15/27 (Call 05/31/24)(b)	190	195,259
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(d)	400	369,458
Petrobras Global Finance BV
6.00%, 01/27/28	400	396,853
7.38%, 01/17/27	200	205,920
Petroleos Mexicanos
4.50%, 01/23/26	350	328,774
5.35%, 02/12/28	500	437,233
6.49%, 01/23/27 (Call 11/23/26)	570	534,485
6.50%, 03/13/27	1,390	1,300,928
6.50%, 01/23/29	200	176,770
6.88%, 10/16/25 (Call 09/16/25)	250	246,491
6.88%, 08/04/26	850	822,984
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(d)(f)	200	192,696
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(d)	200	177,096
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(d)	200	195,797
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	225	209,058
3.90%, 03/15/28 (Call 12/15/27)	30	28,396
Phillips 66 Co.
3.55%, 10/01/26 (Call 07/01/26)	148	141,605
3.75%, 03/01/28 (Call 12/01/27)	25	23,527
4.95%, 12/01/27 (Call 11/01/27)	225	221,820
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	315	292,677
5.10%, 03/29/26	405	402,114
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	125	123,854
7.13%, 01/15/26 (Call 05/16/24)(b)	137	137,084
Schedule of Investments
55

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(d)	$200	$183,002
Puma International Financing SA, 7.75%, 04/25/29 (Call 04/25/26)(b)	200	202,707
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(d)	600	545,882
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	200	196,948
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	230	227,933
8.25%, 01/15/29 (Call 05/16/24)	200	208,646
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	156	156,289
6.33%, 09/30/27(b)	139	141,321
Reliance Industries Ltd., 3.67%, 11/30/27(d)	250	233,965
SA Global Sukuk Ltd., 1.60%, 06/17/26 (Call 05/17/26)(d)	600	554,339
Santos Finance Ltd., 5.25%, 03/13/29 (Call 12/13/28)(d)	300	286,041
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(d)	400	376,261
3.50%, 04/16/29(d)	800	734,611
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 05/30/24)(d)	200	193,284
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29 (Call 10/15/25)(d)	400	378,135
Shell International Finance BV
2.50%, 09/12/26	475	446,148
2.88%, 05/10/26	267	254,937
3.25%, 05/11/25	859	840,218
3.88%, 11/13/28 (Call 08/13/28)	415	394,623
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(d)	200	172,570
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	600	564,022
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	800	748,771
2.15%, 05/13/25 (Call 04/13/25)(d)	400	386,094
4.13%, 09/12/25(d)	200	195,956
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(b)	200	206,039
SM Energy Co.
5.63%, 06/01/25 (Call 05/31/24)	125	124,316
6.50%, 07/15/28 (Call 07/15/24)	150	148,891
6.63%, 01/15/27 (Call 05/31/24)	135	134,822
6.75%, 09/15/26 (Call 05/31/24)	140	139,627
Southwestern Energy Co., 5.38%, 02/01/29 (Call 05/16/24)	250	239,831
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 05/31/24)(b)	170	168,362
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 05/31/24)	150	146,958
6.00%, 04/15/27 (Call 05/31/24)	210	207,680
7.00%, 09/15/28 (Call 09/15/25)(b)	170	172,102
Talos Production Inc., 9.00%, 02/01/29 (Call 02/01/26)(b)	195	205,754
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(d)	400	376,571
TotalEnergies Capital International SA, 3.46%, 02/19/29 (Call 11/19/28)	300	278,859
TotalEnergies Capital SA, 3.88%, 10/11/28	65	61,735
Transocean Aquila Ltd., 8.00%, 09/30/28 (Call 09/30/25)(b)	110	111,880
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Inc.
8.00%, 02/01/27 (Call 05/13/24)(b)	$171	$171,636
8.25%, 05/15/29 (Call 05/15/26)(b)	70	69,568
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(b)	118	117,759
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(b)	175	179,649
Tullow Oil PLC, 10.25%, 05/15/26 (Call 05/10/24)(d)	393	379,245
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	165	148,488
3.40%, 09/15/26 (Call 06/15/26)	60	57,317
4.35%, 06/01/28 (Call 03/01/28)	10	9,600
Vantage Drilling International Ltd., 9.50%, 02/15/28 (Call 02/15/25)(b)	40	40,635
Var Energi ASA, 7.50%, 01/15/28 (Call 12/15/27)(b)	370	386,246
Viper Energy Inc., 5.38%, 11/01/27 (Call 05/16/24)(b)	150	146,342
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(b)	100	102,005
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(b)	320	304,213
3.70%, 03/15/28 (Call 12/15/27)(b)	40	37,050
4.50%, 03/04/29 (Call 12/04/28)(b)	450	427,134
YPF SA
6.95%, 07/21/27(d)	250	226,767
8.50%, 07/28/25(d)	400	389,498
		55,051,365
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(b)	270	264,734
6.88%, 04/01/27 (Call 05/31/24)(b)	195	194,631
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	300	275,538
3.34%, 12/15/27 (Call 09/15/27)	460	429,351
Bristow Group Inc., 6.88%, 03/01/28 (Call 05/31/24)(b)	125	121,272
CGG SA, 8.75%, 04/01/27 (Call 05/31/24)(b)	160	148,620
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(d)	600	573,899
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	215	220,201
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	257	250,273
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 05/13/24)(b)	160	161,291
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 05/31/24)(b)	85	85,511
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(b)	260	262,886
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	165	160,945
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	242	229,120
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(b)	335	326,877
Schlumberger Investment SA, 4.50%, 05/15/28 (Call 04/15/28)	615	600,890
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 05/31/24)(b)	160	160,745
TechnipFMC PLC, 6.50%, 02/01/26 (Call 05/31/24)(b)	37	36,710
56
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(b)	$305	$302,858
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	280	279,357
Welltec International ApS, 8.25%, 10/15/26 (Call 05/13/24)(b)	70	71,432
		5,157,141
Packaging & Containers — 0.3%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	160	153,466
4.50%, 05/15/28 (Call 02/15/28)	100	95,944
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	297	291,054
ARD Finance SA, 6.50%, 06/30/27 (Call 05/31/24), (7.25% PIK)(b)(e)	290	79,522
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(b)	200	173,147
6.00%, 06/15/27 (Call 06/15/24)(b)	200	194,062
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(b)	350	291,957
5.25%, 08/15/27 (Call 05/31/24)(b)	570	290,652
Ball Corp., 6.88%, 03/15/28 (Call 11/15/24)	250	254,118
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	562	523,339
1.65%, 01/15/27 (Call 12/15/26)	246	221,837
4.50%, 02/15/26 (Call 05/31/24)(b)(c)	125	121,737
4.88%, 07/15/26 (Call 05/31/24)(b)	307	300,373
5.50%, 04/15/28 (Call 03/15/28)	250	247,279
5.63%, 07/15/27 (Call 05/31/24)(b)	185	180,521
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	210	204,600
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 05/31/24)(b)(c)	75	72,933
5.38%, 01/15/28 (Call 05/31/24)(b)	145	136,423
CCL Industries Inc., 3.25%, 10/01/26 (Call 07/01/26)(b)	5	4,690
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 05/16/24)(b)	100	90,828
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(b)	73	72,817
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	155	148,586
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	300	293,869
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	111	114,150
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 05/31/24)(b)	170	153,703
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	242	221,870
3.50%, 03/15/28(b)	145	131,813
3.50%, 03/01/29 (Call 09/01/28)(b)	100	88,452
4.75%, 07/15/27 (Call 04/15/27)(b)	120	115,003
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 05/31/24)(b)	225	214,936
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)	125	110,897
Security	Par (000)	Value
Packaging & Containers (continued)
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	$150	$133,697
6.75%, 07/15/26 (Call 05/13/24)(b)	260	256,626
9.50%, 11/01/28 (Call 11/01/25)(b)	110	110,048
10.50%, 07/15/27 (Call 05/13/24)(b)	220	216,174
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(b)	875	890,594
9.25%, 04/15/27 (Call 10/15/24)(b)	435	426,936
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(b)	110	110,499
6.63%, 05/13/27 (Call 05/31/24)(b)	200	199,838
Packaging Corp. of America, 3.40%, 12/15/27 (Call 09/15/27)	150	140,230
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(b)	340	315,920
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	120	110,627
Pactiv LLC
7.95%, 12/15/25(c)	80	82,125
8.38%, 04/15/27	60	62,236
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	249	223,855
4.00%, 12/01/27 (Call 09/01/27)(b)	177	163,681
5.00%, 04/15/29 (Call 04/15/25)(b)	125	117,558
5.13%, 12/01/24 (Call 09/01/24)(b)	1	895
5.50%, 09/15/25 (Call 06/15/25)(b)	125	124,157
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (Call 02/01/25)(b)	240	237,157
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	217	198,077
4.13%, 02/01/28 (Call 05/16/24)	190	176,972
Sonoco Products Co., 2.25%, 02/01/27 (Call 01/01/27)	225	206,386
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)(b)	200	216,230
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 05/31/24)(b)	375	368,358
8.50%, 08/15/27 (Call 05/13/24)(b)	210	208,044
WRKCo Inc.
3.90%, 06/01/28 (Call 03/01/28)	395	371,028
4.00%, 03/15/28 (Call 12/15/27)	10	9,456
4.65%, 03/15/26 (Call 01/15/26)	404	396,363
4.90%, 03/15/29 (Call 12/15/28)	150	146,314
		11,814,659
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	1,192	1,125,560
3.20%, 05/14/26 (Call 02/14/26)	995	954,235
3.60%, 05/14/25 (Call 02/14/25)	1,204	1,180,870
4.25%, 11/14/28 (Call 08/14/28)	500	481,864
4.80%, 03/15/27 (Call 02/15/27)	665	657,190
4.80%, 03/15/29 (Call 02/15/29)	775	761,376
AdaptHealth LLC, 6.13%, 08/01/28 (Call 05/13/24)(b)	125	117,142
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	399	367,001
1.75%, 05/28/28 (Call 03/28/28)	475	415,213
4.80%, 02/26/27 (Call 01/26/27)	325	321,131
4.85%, 02/26/29 (Call 01/26/29)	325	319,868
Schedule of Investments
57

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.88%, 03/03/28 (Call 02/03/28)	$295	$291,457
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	557	510,550
3.13%, 06/12/27 (Call 03/12/27)	100	94,156
3.38%, 11/16/25	793	769,619
4.00%, 01/17/29 (Call 10/17/28)	200	190,245
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 05/31/24)(b)(c)	205	133,714
9.25%, 04/01/26 (Call 05/31/24)(b)	240	222,080
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)(c)	490	316,435
5.00%, 01/30/28 (Call 05/16/24)(b)	135	61,420
5.00%, 02/15/29 (Call 05/13/24)(b)	125	53,474
5.50%, 11/01/25 (Call 05/31/24)(b)	505	471,728
5.75%, 08/15/27 (Call 05/16/24)(b)	160	110,105
6.13%, 02/01/27 (Call 05/31/24)(b)(c)	320	234,677
6.25%, 02/15/29 (Call 05/13/24)(b)	245	106,867
7.00%, 01/15/28 (Call 05/16/24)(b)	60	29,767
9.00%, 12/15/25 (Call 05/31/24)(b)(c)	295	278,714
11.00%, 09/30/28(b)	545	426,069
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	35	35,582
Bayer U.S. Finance II LLC
4.25%, 12/15/25 (Call 10/15/25)(b)	875	849,842
4.38%, 12/15/28 (Call 09/15/28)(b)	1,105	1,027,539
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(b)	220	220,318
6.25%, 01/21/29 (Call 12/21/28)(b)	340	341,691
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	707	671,093
4.69%, 02/13/28 (Call 01/13/28)	405	393,803
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	518	483,115
1.13%, 11/13/27 (Call 09/13/27)	445	387,495
3.20%, 06/15/26 (Call 04/15/26)	758	725,920
3.25%, 02/27/27	5	4,765
3.45%, 11/15/27 (Call 08/15/27)	105	99,142
3.90%, 02/20/28 (Call 11/20/27)	570	544,304
4.90%, 02/22/27 (Call 01/22/27)	150	148,749
4.90%, 02/22/29 (Call 01/22/29)	520	512,464
4.95%, 02/20/26	230	228,491
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	242	227,446
3.75%, 09/15/25 (Call 06/15/25)	313	305,063
5.13%, 02/15/29 (Call 01/15/29)	200	196,786
Cencora Inc., 3.45%, 12/15/27 (Call 09/15/27)	40	37,476
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 05/31/24)(b)	200	188,027
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	185	170,931
3.05%, 10/15/27 (Call 07/15/27)	35	32,428
3.40%, 03/01/27 (Call 12/01/26)	569	538,927
4.38%, 10/15/28 (Call 07/15/28)	1,040	994,440
4.50%, 02/25/26 (Call 11/27/25)	356	349,984
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	802	701,939
2.88%, 06/01/26 (Call 03/01/26)	669	633,474
3.00%, 08/15/26 (Call 06/15/26)	357	337,642
3.63%, 04/01/27 (Call 02/01/27)	347	330,287
3.88%, 07/20/25 (Call 04/20/25)	1,081	1,057,444
4.30%, 03/25/28 (Call 12/25/27)	1,625	1,558,604
5.00%, 02/20/26 (Call 01/20/26)	340	336,560
Security	Par (000)	Value
Pharmaceuticals (continued)
5.00%, 01/30/29 (Call 12/30/28)	$300	$294,699
6.25%, 06/01/27	30	30,712
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	250	249,793
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	300	279,021
4.50%, 02/09/27 (Call 01/09/27)	300	295,656
4.50%, 02/09/29 (Call 01/09/29)	300	292,791
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	313	307,224
3.88%, 05/15/28	520	497,394
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	230	184,933
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(b)	97	93,084
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	200	191,681
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(b)	245	233,953
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	500	457,500
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	410	385,982
0.95%, 09/01/27 (Call 07/01/27)	580	509,357
2.45%, 03/01/26 (Call 12/01/25)	390	372,202
2.90%, 01/15/28 (Call 10/15/27)	650	607,024
2.95%, 03/03/27 (Call 12/03/26)	280	265,400
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	185	171,973
1.30%, 08/15/26 (Call 07/15/26)	362	330,064
4.90%, 07/15/28 (Call 06/15/28)	95	93,544
5.25%, 02/15/26 (Call 05/31/24)	10	9,914
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	470	459,239
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	450	416,024
1.70%, 06/10/27 (Call 05/10/27)	355	320,253
1.90%, 12/10/28 (Call 10/10/28)	325	283,304
3.40%, 03/07/29 (Call 12/07/28)	500	463,890
4.05%, 05/17/28 (Call 04/17/28)	160	154,518
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	100	104,116
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	180	171,055
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	460	424,523
3.00%, 11/20/25 (Call 08/20/25)	870	842,426
3.10%, 05/17/27 (Call 02/17/27)	285	269,611
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 05/31/24)(b)	675	614,989
Owens & Minor Inc., 4.50%, 03/31/29 (Call 05/31/24)(b)	100	89,526
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 05/31/24)(b)	155	131,274
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	265	256,308
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	536	510,673
2.75%, 06/03/26	412	392,643
3.00%, 12/15/26	420	398,217
3.45%, 03/15/29 (Call 12/15/28)	585	543,979
3.60%, 09/15/28 (Call 06/15/28)	320	302,405
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	1,185	1,164,662
58
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.45%, 05/19/28 (Call 04/19/28)	$1,345	$1,304,900
4.65%, 05/19/25	390	386,993
Pharmacia LLC, 6.60%, 12/01/28	200	210,276
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 05/31/24)(b)	200	186,845
Prestige Brands Inc., 5.13%, 01/15/28 (Call 05/31/24)(b)	150	144,048
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,122	1,065,515
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28 (Call 08/26/28)	430	422,097
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,000	925,897
4.75%, 05/09/27 (Call 02/09/27)	300	286,748
6.75%, 03/01/28 (Call 12/01/27)(c)	400	406,055
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	802	769,338
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	354	337,233
2.30%, 06/22/27 (Call 04/22/27)	295	265,456
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	157	145,362
3.90%, 08/20/28 (Call 05/20/28)	150	141,681
4.50%, 11/13/25 (Call 08/13/25)	70	68,905
5.40%, 11/14/25 (Call 10/14/25)	70	69,896
		47,279,079
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 05/16/24)(b)	230	226,000
5.75%, 01/15/28 (Call 05/16/24)(b)	220	215,451
7.88%, 05/15/26 (Call 05/16/24)(b)	185	188,392
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 05/31/24)(b)	130	129,662
7.63%, 12/15/25 (Call 05/31/24)(b)	210	210,892
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	195	188,409
5.95%, 06/01/26 (Call 03/01/26)	65	65,156
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	200	188,293
4.13%, 12/01/27 (Call 09/01/27)	155	144,253
4.50%, 03/01/28 (Call 12/01/27)(b)	175	163,261
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	517	509,629
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 05/13/24)	430	411,267
CNPC Global Capital Ltd., 1.35%, 06/23/25 (Call 05/23/25)(d)	400	380,815
Colonial Pipeline Co., 3.75%, 10/01/25 (Call 07/01/25)(b)	20	19,484
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	150	144,432
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	271	266,431
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28 (Call 07/15/28)(b)	745	752,266
6.06%, 08/15/26 (Call 07/15/26)(b)	235	235,681
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)	284	282,438
Security	Par (000)	Value
Pipelines (continued)
5.63%, 07/15/27 (Call 04/15/27)	$249	$249,009
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(b)	245	246,799
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(b)	130	127,050
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	35	35,022
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	287	261,188
3.70%, 07/15/27 (Call 04/15/27)	150	142,458
4.25%, 12/01/26 (Call 09/01/26)	125	121,179
5.25%, 04/05/27 (Call 03/05/27)	125	124,049
5.30%, 04/05/29 (Call 03/05/29)	225	222,559
5.90%, 11/15/26 (Call 10/15/26)	270	271,690
6.00%, 11/15/28 (Call 10/15/28)	190	193,248
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	388	377,276
3.90%, 07/15/26 (Call 04/15/26)	250	240,943
4.00%, 10/01/27 (Call 07/01/27)	320	304,271
4.20%, 04/15/27 (Call 01/15/27)	300	288,273
4.40%, 03/15/27 (Call 12/15/26)	102	98,846
4.75%, 01/15/26 (Call 10/15/25)	368	362,290
4.95%, 05/15/28 (Call 02/15/28)	25	24,365
4.95%, 06/15/28 (Call 03/15/28)	700	681,922
5.25%, 04/15/29 (Call 01/15/29)	400	393,788
5.50%, 06/01/27 (Call 03/01/27)	174	173,117
5.55%, 02/15/28 (Call 01/15/28)	395	394,595
5.63%, 05/01/27 (Call 05/16/24)(b)	270	267,400
5.95%, 12/01/25 (Call 09/01/25)	140	140,290
6.05%, 12/01/26 (Call 11/01/26)	250	252,857
6.10%, 12/01/28 (Call 11/01/28)	80	81,467
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(b)	163	160,006
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	139	135,651
4.85%, 07/15/26 (Call 04/15/26)	160	155,840
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	182	176,944
3.95%, 02/15/27 (Call 11/15/26)	35	33,809
4.15%, 10/16/28 (Call 07/16/28)	120	114,625
4.60%, 01/11/27 (Call 12/11/26)	175	172,075
5.05%, 01/10/26	355	353,066
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)	175	161,571
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(a)	545	513,117
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	170	162,666
4.50%, 01/15/29 (Call 07/15/28)(b)	250	231,273
5.50%, 07/15/28 (Call 04/15/28)	250	243,538
6.00%, 07/01/25 (Call 04/01/25)(b)	125	124,852
6.38%, 04/01/29 (Call 04/01/26)(b)	170	168,709
6.50%, 07/01/27 (Call 01/01/27)(b)	295	295,899
7.50%, 06/01/27 (Call 06/01/24)(b)	180	183,267
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	300	293,866
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	205	214,445
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(d)	224	208,484
Schedule of Investments
59

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 05/31/24)	$110	$109,130
7.75%, 02/01/28 (Call 05/31/24)	220	219,909
8.00%, 01/15/27 (Call 05/31/24)	317	320,587
8.25%, 01/15/29 (Call 01/15/26)	225	228,922
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 05/16/24)	125	122,309
7.00%, 08/01/27 (Call 05/16/24)	145	143,947
Gray Oak Pipeline LLC, 2.60%, 10/15/25 (Call 09/15/25)(b)	300	285,625
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	288	282,053
6.19%, 11/01/25(b)	100	99,850
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 05/31/24)(b)	260	260,650
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 05/31/24)(b)	175	167,467
5.63%, 02/15/26 (Call 05/31/24)(b)	288	284,760
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 05/31/24)(b)	160	158,052
8.88%, 07/15/28 (Call 07/15/25)(b)	175	183,158
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	200	182,399
4.30%, 06/01/25 (Call 03/01/25)	660	650,602
4.30%, 03/01/28 (Call 12/01/27)	505	485,210
5.00%, 02/01/29 (Call 01/01/29)	235	229,397
Kinetik Holdings LP, 6.63%, 12/15/28 (Call 12/15/25)(b)	265	266,578
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(b)(c)	120	127,234
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	200	190,140
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	529	493,212
4.00%, 03/15/28 (Call 12/15/27)	65	61,622
4.13%, 03/01/27 (Call 12/01/26)	497	479,104
4.25%, 12/01/27 (Call 09/01/27)	305	292,253
4.80%, 02/15/29 (Call 11/15/28)	250	242,030
4.88%, 06/01/25 (Call 03/01/25)	473	468,449
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(b)	500	478,598
6.75%, 09/15/25 (Call 05/21/24)(b)	289	285,259
8.75%, 03/15/29 (Call 03/15/26)(b)(c)	220	214,513
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29 (Call 02/15/26)(b)	310	315,202
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	157	151,246
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 05/31/24)(b)	205	200,744
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	140	134,416
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	190	186,012
5.75%, 10/01/25 (Call 07/01/25)	222	220,950
6.00%, 06/01/26 (Call 03/01/26)	170	168,943
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	50	47,659
4.35%, 03/15/29 (Call 12/15/28)	150	142,222
4.55%, 07/15/28 (Call 04/15/28)	335	322,091
5.00%, 03/01/26 (Call 12/01/25)	175	173,121
Security	Par (000)	Value
Pipelines (continued)
5.55%, 11/01/26 (Call 10/01/26)	$315	$314,764
5.65%, 11/01/28 (Call 10/01/28)	295	296,058
5.85%, 01/15/26 (Call 12/15/25)	345	346,245
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26 (Call 09/15/26)	145	141,051
4.65%, 10/15/25 (Call 07/15/25)	437	429,722
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	200	186,774
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	130	126,094
Sabal Trail Transmission LLC, 4.25%, 05/01/28 (Call 02/01/28)(b)	50	47,620
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	530	505,009
5.00%, 03/15/27 (Call 09/15/26)	567	558,758
5.88%, 06/30/26 (Call 12/31/25)	476	476,721
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	600	602,638
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	220	208,780
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/26 (Call 05/31/24)(b)(g)	285	290,869
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(b)	240	227,890
6.00%, 03/01/27 (Call 05/31/24)(b)	140	136,495
7.38%, 02/15/29 (Call 02/15/26)(b)	255	255,527
Targa Resources Corp.
5.20%, 07/01/27 (Call 06/01/27)	397	392,489
6.15%, 03/01/29 (Call 02/01/29)	300	305,481
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (Call 05/31/24)	140	135,469
6.50%, 07/15/27 (Call 05/31/24)	185	186,274
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	15	14,206
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	5	5,193
7.00%, 10/15/28	10	10,475
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (Call 02/15/28)	535	508,688
4.88%, 01/15/26 (Call 10/15/25)	140	138,195
6.20%, 03/09/26 (Call 05/16/24)	115	114,940
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	20	18,950
7.85%, 02/01/26 (Call 11/01/25)	405	416,989
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/24)	100	95,724
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(d)	150	145,813
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	350	337,647
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(b)	742	759,051
9.50%, 02/01/29 (Call 11/01/28)(b)	930	999,899
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	185	181,417
4.50%, 03/01/28 (Call 12/01/27)	25	23,912
4.65%, 07/01/26 (Call 04/01/26)	225	219,797
4.75%, 08/15/28 (Call 05/15/28)	170	163,929
6.35%, 01/15/29 (Call 12/15/28)	160	163,410
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	547	519,548
60
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.00%, 09/15/25 (Call 06/15/25)	$345	$337,195
4.90%, 03/15/29 (Call 02/15/29)	175	170,262
5.30%, 08/15/28 (Call 07/15/28)	510	505,531
5.40%, 03/02/26	290	288,872
		37,287,862
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26 (Call 02/27/26)(b)	130	126,337
4.87%, 02/15/29 (Call 11/15/28)(b)(c)	200	194,430
		320,767
Real Estate — 0.2%
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	196,111
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	374,059
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	200	203,349
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	235	231,079
5.50%, 04/01/29 (Call 03/01/29)	100	98,757
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(d)	200	176,130
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	200	190,535
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	200	174,573
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	200	181,768
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 05/31/24)(b)	220	216,918
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(d)	200	203,393
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	200	186,244
Emaar Sukuk Ltd., 3.64%, 09/15/26(d)	200	190,063
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28 (Call 05/31/24)(b)(g)	172	176,169
Franshion Brilliant Ltd., 3.20%, 04/09/26(d)	400	352,007
Fuqing Investment Management Ltd., 3.25%, 06/23/25(d)	200	179,423
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	350	331,225
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	200	167,771
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(b)	230	235,978
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 10/07/25(d)	200	196,303
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(b)	200	177,501
5.38%, 08/01/28 (Call 05/31/24)(b)	250	236,116
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	181,732
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	120	124,387
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 05/31/24)	175	144,713
LOTTE Property & Development Co. Ltd., 4.50%, 08/01/25(d)	200	196,369
MAF Global Securities Ltd., 7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(d)(f)	200	205,060
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	195,481
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/27 (Call 04/20/27)(b)	200	188,662
Nan Fung Treasury Ltd., 3.88%, 10/03/27(d)	200	183,239
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(b)	195	196,995
Security	Par (000)	Value
Real Estate (continued)
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27 (Call 12/20/26)(b)	$225	$212,467
4.13%, 02/01/29 (Call 11/01/28)(b)	300	277,477
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 05/16/24)(b)(c)	200	139,556
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 05/15/24)(d)	400	83,756
Sinochem Offshore Capital Co. Ltd.
1.63%, 10/29/25(d)	200	188,006
2.25%, 11/24/26 (Call 10/24/26)(d)	400	366,795
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(d)	200	194,963
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	400	386,671
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(d)	400	171,958
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	200	185,160
Wharf REIC Finance BVI Ltd., 2.38%, 05/07/25(d)	200	192,645
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(d)	200	187,997
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/30/24)(d)	200	160,804
		9,040,365
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	100	86,577
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	59	56,960
3.95%, 01/15/27 (Call 10/15/26)	5	4,783
3.95%, 01/15/28 (Call 10/15/27)	368	347,426
4.30%, 01/15/26 (Call 10/15/25)	115	112,477
American Homes 4 Rent LP
4.25%, 02/15/28 (Call 11/15/27)	20	18,933
4.90%, 02/15/29 (Call 11/15/28)	100	96,438
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	300	282,932
1.45%, 09/15/26 (Call 08/15/26)	257	233,561
1.50%, 01/31/28 (Call 11/30/27)	150	129,062
1.60%, 04/15/26 (Call 03/15/26)	369	341,495
2.75%, 01/15/27 (Call 11/15/26)	169	157,198
3.13%, 01/15/27 (Call 10/15/26)	240	224,750
3.38%, 10/15/26 (Call 07/15/26)	247	234,452
3.55%, 07/15/27 (Call 04/15/27)	99	93,039
3.60%, 01/15/28 (Call 10/15/27)	90	83,755
3.65%, 03/15/27 (Call 02/15/27)	332	315,245
4.00%, 06/01/25 (Call 03/01/25)	169	165,893
4.40%, 02/15/26 (Call 11/15/25)	190	185,845
5.20%, 02/15/29 (Call 01/15/29)	100	98,289
5.25%, 07/15/28 (Call 06/15/28)	395	389,657
5.50%, 03/15/28 (Call 02/15/28)	370	368,235
5.80%, 11/15/28 (Call 10/15/28)	255	256,804
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	150	129,385
2.90%, 10/15/26 (Call 07/15/26)	50	47,007
2.95%, 05/11/26 (Call 02/11/26)	155	147,342
3.20%, 01/15/28 (Call 10/15/27)	150	139,201
3.35%, 05/15/27 (Call 02/15/27)	173	163,459
3.45%, 06/01/25 (Call 03/03/25)	241	235,704
3.50%, 11/15/25 (Call 08/15/25)	155	150,568
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)(c)	130	116,532
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	370	342,472
Schedule of Investments
61

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.65%, 02/01/26 (Call 11/03/25)	$365	$350,154
4.50%, 12/01/28 (Call 09/01/28)	190	177,185
6.75%, 12/01/27 (Call 11/01/27)	440	449,554
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	150	134,267
8.05%, 03/15/28 (Call 02/15/28)	124	126,198
8.88%, 04/12/29 (Call 03/12/29)	60	61,423
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	365	319,013
3.90%, 03/15/27 (Call 12/15/26)	70	66,225
4.13%, 06/15/26 (Call 03/15/26)	80	77,249
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(b)	255	228,164
5.75%, 05/15/26 (Call 05/13/24)(b)	310	300,019
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	105	99,895
COPT Defense Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	249	233,419
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	512	463,430
1.35%, 07/15/25 (Call 06/15/25)	342	324,381
2.90%, 03/15/27 (Call 02/15/27)	377	349,485
3.65%, 09/01/27 (Call 06/01/27)	127	119,106
3.70%, 06/15/26 (Call 03/15/26)	452	433,915
3.80%, 02/15/28 (Call 11/15/27)	525	489,872
4.00%, 03/01/27 (Call 12/01/26)	5	4,782
4.30%, 02/15/29 (Call 11/15/28)	150	141,051
4.45%, 02/15/26 (Call 11/15/25)	272	266,164
4.80%, 09/01/28 (Call 08/01/28)	10	9,635
5.00%, 01/11/28 (Call 12/11/27)	475	463,306
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	130	117,622
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	100	86,434
3.13%, 09/01/26 (Call 06/01/26)	45	42,460
4.00%, 11/15/25 (Call 08/15/25)	97	94,270
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)	425	401,742
5.55%, 01/15/28 (Call 12/15/27)	393	391,475
Diversified Healthcare Trust
0.00%, 01/15/26 (Call 05/13/24)(b)(k)	300	258,061
4.75%, 02/15/28 (Call 08/15/27)(c)	165	129,789
9.75%, 06/15/25 (Call 05/16/24)	172	172,279
DOC DR LLC
3.95%, 01/15/28 (Call 10/15/27)	215	203,674
4.30%, 03/15/27 (Call 12/15/26)	25	24,170
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)	137	129,167
4.75%, 12/15/26 (Call 09/15/26)	145	139,049
4.95%, 04/15/28 (Call 01/15/28)	265	248,970
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	305	285,296
1.25%, 07/15/25 (Call 06/15/25)	225	212,778
1.45%, 05/15/26 (Call 04/15/26)	365	335,065
1.55%, 03/15/28 (Call 01/15/28)	230	197,339
1.80%, 07/15/27 (Call 05/15/27)	245	218,027
2.00%, 05/15/28 (Call 03/15/28)	60	52,026
2.90%, 11/18/26 (Call 09/18/26)	59	55,100
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	145	136,248
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 08/01/27 (Call 05/01/27)	$130	$121,341
3.38%, 06/01/25 (Call 03/01/25)	10	9,755
3.50%, 03/01/28 (Call 12/01/27)	40	37,426
4.15%, 12/01/28 (Call 09/01/28)	205	195,240
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)	455	392,470
3.38%, 04/15/26 (Call 01/15/26)	120	114,679
3.63%, 05/01/27 (Call 02/01/27)	70	65,961
Extra Space Storage LP
3.50%, 07/01/26 (Call 04/01/26)	50	47,741
3.88%, 12/15/27 (Call 09/15/27)	390	366,502
5.70%, 04/01/28 (Call 03/01/28)	65	64,954
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	80	73,966
3.25%, 07/15/27 (Call 04/15/27)	40	37,153
5.38%, 05/01/28 (Call 04/01/28)	375	369,872
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	180	153,174
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	315	312,429
5.30%, 01/15/29 (Call 10/15/28)	320	310,341
5.38%, 04/15/26 (Call 01/15/26)	385	380,057
5.75%, 06/01/28 (Call 03/03/28)	32	31,627
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)	20	18,306
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(b)	353	329,244
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	155	147,053
3.75%, 07/01/27 (Call 04/01/27)	59	55,213
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	75	67,223
2.13%, 12/01/28 (Call 10/01/28)	245	212,138
3.25%, 07/15/26 (Call 05/15/26)	55	52,312
4.00%, 06/01/25 (Call 03/01/25)	270	264,714
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)	10	9,369
4.13%, 03/15/28 (Call 12/15/27)	25	23,106
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	140	136,777
Series F, 4.50%, 02/01/26 (Call 11/01/25)	285	277,796
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	150	132,493
4.65%, 04/01/29 (Call 01/01/29)	150	126,417
5.95%, 02/15/28 (Call 01/15/28)	20	18,278
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	185	160,185
Iron Mountain Inc.
4.88%, 09/15/27 (Call 05/13/24)(b)	330	314,816
5.00%, 07/15/28 (Call 05/13/24)(b)	200	188,301
5.25%, 03/15/28 (Call 05/13/24)(b)	280	268,026
7.00%, 02/15/29 (Call 08/15/25)(b)	300	301,627
Kilroy Realty LP
4.38%, 10/01/25 (Call 07/01/25)	15	14,616
4.75%, 12/15/28 (Call 09/15/28)	100	94,045
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	440	384,199
2.80%, 10/01/26 (Call 07/01/26)	5	4,693
3.80%, 04/01/27 (Call 01/01/27)	25	23,863
62
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	$70	$66,469
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(b)	230	213,115
5.25%, 10/01/25 (Call 05/16/24)(b)	130	127,728
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(d)	200	188,433
LXP Industrial Trust, 6.75%, 11/15/28 (Call 10/15/28)	10	10,250
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	225	203,128
3.60%, 06/01/27 (Call 03/01/27)	220	208,818
4.00%, 11/15/25 (Call 08/15/25)	87	84,905
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 05/31/24)(c)	455	372,988
5.25%, 08/01/26 (Call 05/31/24)(c)	165	150,981
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	50	42,652
NNN REIT Inc., 3.50%, 10/15/27 (Call 07/15/27)	405	378,887
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	113	54,706
2.65%, 06/15/26 (Call 05/15/26)	95	54,043
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)	320	306,829
4.75%, 01/15/28 (Call 10/15/27)	200	189,708
5.25%, 01/15/26 (Call 10/15/25)	295	290,907
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 05/31/24)(b)	235	227,271
7.50%, 06/01/25 (Call 05/31/24)(b)	200	200,114
Piedmont Operating Partnership LP, 9.25%, 07/20/28 (Call 06/20/28)	235	248,097
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	65	59,300
3.38%, 12/15/27 (Call 09/15/27)	425	397,751
4.00%, 09/15/28 (Call 06/15/28)	70	66,347
4.38%, 02/01/29 (Call 11/01/28)	100	96,084
4.88%, 06/15/28 (Call 05/15/28)	170	167,393
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29 (Call 03/01/29)(b)	30	29,444
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	195	180,011
1.50%, 11/09/26 (Call 10/09/26)	340	309,528
1.85%, 05/01/28 (Call 03/01/28)	200	175,243
1.95%, 11/09/28 (Call 09/09/28)	15	12,982
3.09%, 09/15/27 (Call 06/15/27)	50	46,608
5.13%, 01/15/29 (Call 12/15/28)	200	198,884
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	260	237,897
2.10%, 03/15/28 (Call 01/15/28)	100	88,122
2.20%, 06/15/28 (Call 04/15/28)	115	100,912
3.00%, 01/15/27 (Call 10/15/26)	240	225,216
3.40%, 01/15/28 (Call 11/15/27)	200	186,255
3.65%, 01/15/28 (Call 10/15/27)	165	154,879
3.95%, 08/15/27 (Call 05/15/27)	333	318,150
4.13%, 10/15/26 (Call 07/15/26)	225	218,249
4.63%, 11/01/25 (Call 09/01/25)	400	394,309
4.70%, 12/15/28 (Call 11/15/28)	15	14,495
4.75%, 02/15/29 (Call 01/15/29)	125	120,959
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.88%, 06/01/26 (Call 03/01/26)	$60	$59,229
Regency Centers LP, 4.13%, 03/15/28 (Call 12/15/27)	375	356,428
Rexford Industrial Realty LP, 5.00%, 06/15/28 (Call 05/15/28)	120	117,234
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(b)	200	184,205
4.75%, 10/15/27 (Call 05/31/24)	235	223,164
7.25%, 07/15/28 (Call 07/15/25)(b)	135	137,187
Rithm Capital Corp.
6.25%, 10/15/25 (Call 05/31/24)(b)	87	86,162
8.00%, 04/01/29 (Call 04/01/26)(b)	225	220,028
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 05/31/24)(b)	195	183,771
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	267	261,299
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)	500	435,442
3.88%, 02/15/27 (Call 05/13/24)	490	460,311
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	230	221,577
3.63%, 01/28/26 (Call 12/28/25)(b)	305	294,280
3.75%, 03/23/27 (Call 12/23/26)(b)	295	279,258
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(a)(b)	212	201,729
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	135	115,423
4.75%, 10/01/26 (Call 08/01/26)	150	139,608
4.95%, 02/15/27 (Call 08/15/26)	135	124,338
5.25%, 02/15/26 (Call 08/15/25)	120	115,384
5.50%, 12/15/27 (Call 09/15/27)	145	137,127
7.50%, 09/15/25 (Call 06/15/25)	275	277,331
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	324	291,307
1.75%, 02/01/28 (Call 11/01/27)	340	298,470
3.30%, 01/15/26 (Call 10/15/25)	320	308,132
3.38%, 06/15/27 (Call 03/15/27)	170	160,397
3.38%, 12/01/27 (Call 09/01/27)	455	425,532
3.50%, 09/01/25 (Call 06/01/25)	392	381,768
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	242	236,855
4.70%, 06/01/27 (Call 03/01/27)	90	87,998
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	135	125,021
4.38%, 01/15/27 (Call 07/15/26)(b)	175	162,267
7.25%, 04/01/29 (Call 10/01/28)(b)	160	157,931
Store Capital LLC
4.50%, 03/15/28 (Call 12/15/27)	115	107,136
4.63%, 03/15/29 (Call 12/15/28)	50	46,474
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	145	124,814
5.50%, 01/15/29 (Call 12/15/28)	170	167,124
Tanger Properties LP, 3.88%, 07/15/27 (Call 04/15/27)	25	23,224
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(d)	200	193,343
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	20	18,768
3.50%, 07/01/27 (Call 04/01/27)	315	294,366
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(b)	195	171,304
Schedule of Investments
63

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 02/15/29 (Call 05/13/24)(b)	$325	$260,907
10.50%, 02/15/28 (Call 09/15/25)(b)	795	824,937
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	60	56,415
3.85%, 04/01/27 (Call 01/01/27)	100	95,157
4.00%, 03/01/28 (Call 12/01/27)	200	187,802
4.13%, 01/15/26 (Call 10/15/25)	185	179,691
4.40%, 01/15/29 (Call 10/15/28)	220	207,757
VICI Properties LP
4.38%, 05/15/25	195	191,860
4.75%, 02/15/28 (Call 01/15/28)	470	451,697
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 05/31/24)(b)	305	286,209
3.88%, 02/15/29 (Call 11/15/28)(b)	250	226,967
4.25%, 12/01/26 (Call 05/13/24)(b)	447	427,042
4.50%, 09/01/26 (Call 06/01/26)(b)	218	210,077
4.50%, 01/15/28 (Call 10/15/27)(b)	55	52,185
4.63%, 06/15/25 (Call 03/15/25)(b)	270	265,899
5.75%, 02/01/27 (Call 11/01/26)(b)	115	114,044
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	160	145,180
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	265	241,373
4.13%, 09/20/28 (Call 06/20/28)(b)	5	4,508
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)	214	198,763
4.00%, 06/01/25 (Call 03/01/25)	341	334,583
4.25%, 04/01/26 (Call 01/01/26)	283	275,816
4.25%, 04/15/28 (Call 01/15/28)	465	443,085
Weyerhaeuser Co., 4.75%, 05/15/26	255	250,938
XHR LP, 6.38%, 08/15/25 (Call 05/13/24)(b)	155	154,769
		44,003,361
Retail — 0.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(b)	250	223,342
3.88%, 01/15/28 (Call 05/31/24)(b)	510	470,821
4.38%, 01/15/28 (Call 05/31/24)(b)	250	232,942
5.75%, 04/15/25 (Call 05/31/24)(b)	10	9,966
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	485	447,148
1.30%, 02/10/28 (Call 12/10/27)(b)	370	317,521
99 Cents Only Stores LLC, 7.50%, 01/15/26 (Call 05/31/24)(b)(h)	110	33,258
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 05/16/24)(b)	115	115,891
Academy Ltd., 6.00%, 11/15/27 (Call 05/13/24)(b)	127	124,089
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	50	42,909
5.90%, 03/09/26	100	99,738
5.95%, 03/09/28 (Call 02/09/28)(c)	135	133,400
Alimentation Couche-Tard Inc., 3.55%, 07/26/27 (Call 04/26/27)(b)	40	37,661
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 05/13/24)	135	126,656
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	155	132,067
3.80%, 11/15/27 (Call 08/15/27)	5	4,647
4.50%, 10/01/25 (Call 07/01/25)	109	106,815
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	177	169,279
3.75%, 06/01/27 (Call 03/01/27)	55	52,467
4.50%, 02/01/28 (Call 01/01/28)	270	261,165
Security	Par (000)	Value
Retail (continued)
5.05%, 07/15/26	$150	$148,890
6.25%, 11/01/28 (Call 10/01/28)	155	159,730
Bath & Body Works Inc.
5.25%, 02/01/28	200	192,406
6.69%, 01/15/27	95	95,666
9.38%, 07/01/25(b)	115	119,199
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 05/31/24), (7.75% PIK)(b)(e)	135	131,271
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 05/31/24)(b)	115	110,375
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	20	19,259
Carvana Co., 12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(b)(e)	341	333,784
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/31/24)(b)	225	221,576
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(d)	200	194,233
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	567	507,406
3.00%, 05/18/27 (Call 02/18/27)	227	214,346
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	21	19,984
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 05/31/24)(b)	142	142,833
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	197	188,760
4.13%, 05/01/28 (Call 02/01/28)	100	95,396
4.63%, 11/01/27 (Call 10/01/27)	260	252,832
5.20%, 07/05/28 (Call 06/05/28)	110	108,574
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	397	389,828
4.20%, 05/15/28 (Call 02/15/28)	617	586,268
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(b)	350	361,601
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	200	191,613
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(b)(c)	180	190,654
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(b)	240	235,356
5.88%, 04/01/29 (Call 05/31/24)(b)	250	236,963
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(b)	325	293,966
FirstCash Inc., 4.63%, 09/01/28 (Call 05/31/24)(b)	175	161,719
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 05/31/24)(b)	125	110,261
Genuine Parts Co., 6.50%, 11/01/28 (Call 10/01/28)	125	129,699
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29 (Call 01/15/26)(b)	185	177,033
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 05/31/24)(b)	250	227,723
Guitar Center Inc., 8.50%, 01/15/26 (Call 05/13/24)(b)(c)	173	152,634
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	12	10,283
1.50%, 09/15/28 (Call 07/15/28)	140	120,445
2.13%, 09/15/26 (Call 06/15/26)	300	279,620
2.50%, 04/15/27 (Call 02/15/27)	342	317,154
2.80%, 09/14/27 (Call 06/14/27)	425	394,538
2.88%, 04/15/27 (Call 03/15/27)	290	272,239
64
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.00%, 04/01/26 (Call 01/01/26)	$355	$340,832
3.35%, 09/15/25 (Call 06/15/25)	404	393,353
3.90%, 12/06/28 (Call 09/06/28)	285	271,224
4.00%, 09/15/25 (Call 08/15/25)	207	203,280
4.90%, 04/15/29 (Call 03/15/29)	200	197,851
4.95%, 09/30/26 (Call 08/30/26)	240	238,746
IRB Holding Corp., 7.00%, 06/15/25 (Call 05/31/24)(b)	235	235,125
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 05/31/24)(b)	152	141,460
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(b)	270	260,891
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)	155	151,424
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(b)	275	252,523
Lithia Motors Inc., 4.63%, 12/15/27 (Call 05/31/24)(b)	150	141,497
Lowe's Companies Inc.
1.70%, 09/15/28 (Call 07/15/28)	775	665,960
2.50%, 04/15/26 (Call 01/15/26)	80	75,759
3.10%, 05/03/27 (Call 02/03/27)	595	558,594
3.35%, 04/01/27 (Call 03/01/27)	327	309,280
3.38%, 09/15/25 (Call 06/15/25)	306	297,266
4.40%, 09/08/25	350	344,999
4.80%, 04/01/26 (Call 03/01/26)	402	397,412
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 05/31/24)(b)	270	264,630
Macy's Retail Holdings LLC, 5.88%, 04/01/29 (Call 05/31/24)(b)	150	144,657
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	320	303,383
3.30%, 07/01/25 (Call 06/01/25)	439	428,191
3.38%, 05/26/25 (Call 02/26/25)	433	422,968
3.50%, 03/01/27 (Call 12/01/26)	500	477,332
3.50%, 07/01/27 (Call 05/01/27)	662	627,481
3.70%, 01/30/26 (Call 10/30/25)	130	126,432
3.80%, 04/01/28 (Call 01/01/28)	117	111,016
4.80%, 08/14/28 (Call 07/14/28)	267	262,521
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 05/13/24)(b)	275	232,851
Murphy Oil USA Inc., 5.63%, 05/01/27 (Call 05/31/24)	120	118,558
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(b)	365	362,605
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	145	137,462
6.95%, 03/15/28(c)	95	94,334
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	42	40,510
3.60%, 09/01/27 (Call 06/01/27)	412	389,166
5.75%, 11/20/26 (Call 10/20/26)	120	120,723
Park River Holdings Inc., 5.63%, 02/01/29 (Call 05/31/24)(b)	125	103,515
Patrick Industries Inc., 7.50%, 10/15/27 (Call 05/31/24)(b)(c)	110	110,599
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 05/13/24)	210	203,007
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 05/31/24)(b)	395	364,578
7.75%, 02/15/29 (Call 05/31/24)(b)	350	332,626
Security	Par (000)	Value
Retail (continued)
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)	$150	$115,156
4.75%, 02/15/27 (Call 11/15/26)	190	165,278
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	45	41,189
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 05/31/24)(b)	155	156,605
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 05/31/24)(b)	260	257,697
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(b)	225	224,208
Staples Inc.
7.50%, 04/15/26 (Call 05/31/24)(b)	665	638,585
10.75%, 04/15/27 (Call 05/31/24)(b)(c)	320	293,177
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	161	146,984
2.45%, 06/15/26 (Call 03/15/26)	115	108,149
3.50%, 03/01/28 (Call 12/01/27)	100	93,786
3.80%, 08/15/25 (Call 06/15/25)	486	475,542
4.00%, 11/15/28 (Call 08/15/28)	130	123,765
4.75%, 02/15/26 (Call 01/15/26)	405	400,173
4.85%, 02/08/27 (Call 01/08/27)	100	98,830
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 05/31/24)	120	118,307
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 05/13/24)(b)	180	162,711
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	555	512,239
2.50%, 04/15/26	110	105,045
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	265	247,715
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	485	457,818
Walmart Inc.
3.55%, 06/26/25 (Call 04/26/25)	25	24,518
3.70%, 06/26/28 (Call 03/26/28)	20	19,134
3.90%, 04/15/28 (Call 03/15/28)	280	269,930
4.00%, 04/15/26 (Call 03/15/26)	135	132,474
5.88%, 04/05/27	340	349,561
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 05/31/24)(b)	200	193,213
White Cap Parent LLC, 8.25%, 03/15/26 (Call 05/31/24), (9.00% PIK)(b)(c)(e)	130	130,201
		28,556,510
Savings & Loans — 0.1%
EverBank Financial Corp., 5.75%, 07/02/25 (Call 06/02/25)	50	47,117
Nationwide Building Society
1.00%, 08/28/25(b)	290	273,142
1.50%, 10/13/26(b)	365	330,836
2.97%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.29%)(a)(b)	305	281,899
3.90%, 07/21/25(b)	295	289,252
4.00%, 09/14/26(b)	275	262,333
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(a)(b)	505	476,341
4.85%, 07/27/27(b)	200	195,673
6.56%, 10/18/27 (Call 10/18/26), (1-day SOFR + 1.910%)(a)(b)	485	492,668
		2,649,261
Schedule of Investments
65

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/24)(b)	$175	$174,619
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(b)	150	149,975
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	235	202,843
3.45%, 06/15/27 (Call 03/15/27)	20	18,943
3.50%, 12/05/26 (Call 09/05/26)	210	201,404
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	390	371,197
3.90%, 10/01/25 (Call 07/01/25)	405	397,160
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	540	503,862
3.88%, 01/15/27 (Call 10/15/26)	945	907,062
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	15	13,176
3.15%, 11/15/25 (Call 10/15/25)	390	375,822
3.46%, 09/15/26 (Call 07/15/26)	249	237,980
4.00%, 04/15/29 (Call 02/15/29)(b)	200	187,035
4.11%, 09/15/28 (Call 06/15/28)	415	393,355
4.75%, 04/15/29 (Call 01/15/29)	500	484,212
Entegris Inc.
4.38%, 04/15/28 (Call 05/13/24)(b)	150	139,852
4.75%, 04/15/29 (Call 01/15/29)(b)	400	377,903
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	250	214,859
2.60%, 05/19/26 (Call 02/19/26)	205	194,066
3.15%, 05/11/27 (Call 02/11/27)	250	235,080
3.70%, 07/29/25 (Call 04/29/25)	423	413,525
3.75%, 03/25/27 (Call 01/25/27)	474	454,370
3.75%, 08/05/27 (Call 07/05/27)	480	458,203
4.88%, 02/10/26	715	708,517
4.88%, 02/10/28 (Call 01/10/28)	645	635,478
Lam Research Corp., 3.75%, 03/15/26 (Call 01/15/26)	307	298,282
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	230	213,196
4.88%, 06/22/28 (Call 03/22/28)	270	261,883
5.75%, 02/15/29 (Call 01/15/29)	190	190,885
Microchip Technology Inc.
4.25%, 09/01/25 (Call 05/31/24)	555	544,666
5.05%, 03/15/29 (Call 02/15/29)	175	172,031
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	351	338,856
4.98%, 02/06/26 (Call 12/06/25)	125	123,616
5.33%, 02/06/29 (Call 11/06/28)	200	198,048
5.38%, 04/15/28 (Call 03/15/28)	235	233,691
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	515	450,890
3.20%, 09/16/26 (Call 06/16/26)	95	91,144
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	189	187,983
5.55%, 12/01/28 (Call 09/01/28)	20	19,962
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	262	254,699
3.88%, 06/18/26 (Call 04/18/26)	290	280,040
4.40%, 06/01/27 (Call 05/01/27)	294	284,763
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 05/31/24)(b)	250	226,768
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	250	215,918
Security	Par (000)	Value
Semiconductors (continued)
3.25%, 05/20/27 (Call 02/20/27)	$415	$393,304
3.45%, 05/20/25 (Call 02/20/25)	611	599,900
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	305	277,672
SK Hynix Inc.
1.50%, 01/19/26(d)	400	371,203
5.50%, 01/16/29(d)	400	392,281
6.25%, 01/17/26(d)	200	200,859
6.38%, 01/17/28(d)	385	389,875
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	230	212,011
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	205	186,520
2.90%, 11/03/27 (Call 08/03/27)	55	51,175
4.60%, 02/08/27 (Call 01/08/27)	100	98,916
4.60%, 02/15/28 (Call 01/15/28)	220	216,447
4.60%, 02/08/29 (Call 01/08/29)	100	98,113
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	215	196,785
3.88%, 04/22/27 (Call 03/22/27)	360	345,816
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	400	373,593
1.25%, 04/23/26 (Call 03/23/26)(d)	400	368,574
4.38%, 07/22/27(d)	400	388,128
		18,198,991
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	150	129,393
3.48%, 12/01/27 (Call 09/01/27)	220	204,179
3.84%, 05/01/25 (Call 04/01/25)	301	294,425
		627,997
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/24)(b)	160	159,126
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	60	55,507
4.80%, 04/04/29 (Call 03/04/29)	150	148,410
4.85%, 04/04/27 (Call 03/04/27)	100	99,508
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	60	56,836
4.38%, 06/15/25 (Call 03/15/25)	20	19,758
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 05/13/24)(b)	355	329,829
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 05/31/24)(b)	190	190,324
9.13%, 03/01/26 (Call 05/13/24)(b)	130	131,100
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	220	210,275
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(b)	255	242,955
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(b)	302	275,058
Cloud Software Group Inc., 6.50%, 03/31/29 (Call 09/30/25)(b)	250	237,081
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	265	264,315
6.65%, 08/02/26 (Call 07/02/26)	230	231,770
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 05/31/24)(b)(c)	100	94,695
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	160	140,013
66
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Constellation Software Inc./Canada, 5.16%, 02/16/29 (Call 01/16/29)(b)	$75	$73,396
Dye & Durham Ltd., 8.63%, 04/15/29 (Call 04/15/26)(b)	160	161,540
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	115	113,624
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(b)	300	276,385
5.25%, 05/15/26 (Call 02/15/26)(b)	130	127,792
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	472	435,513
1.65%, 03/01/28 (Call 01/01/28)	15	13,032
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	417	379,081
3.20%, 07/01/26 (Call 05/01/26)	540	514,125
3.85%, 06/01/25 (Call 03/01/25)	408	399,773
4.20%, 10/01/28 (Call 07/01/28)	254	240,636
5.15%, 03/15/27 (Call 02/15/27)	150	148,555
5.38%, 08/21/28 (Call 07/21/28)	195	193,762
5.45%, 03/02/28 (Call 02/02/28)	520	518,496
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	288	272,789
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	338	320,156
1.35%, 07/15/27 (Call 05/15/27)	105	93,108
5.13%, 09/15/28 (Call 08/15/28)	330	329,021
5.25%, 09/15/26 (Call 08/15/26)	245	245,443
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	843	794,219
3.13%, 11/03/25 (Call 08/03/25)	1,076	1,043,961
3.30%, 02/06/27 (Call 11/06/26)	1,220	1,168,762
3.40%, 09/15/26 (Call 06/15/26)(b)	288	276,914
3.40%, 06/15/27 (Call 03/15/27)(b)	50	47,579
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	175	162,185
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(b)	320	292,115
6.90%, 12/01/27 (Call 11/01/27)(b)	360	368,062
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	947	880,012
2.30%, 03/25/28 (Call 01/25/28)	535	476,010
2.65%, 07/15/26 (Call 04/15/26)	1,013	951,564
2.80%, 04/01/27 (Call 02/01/27)	580	539,045
2.95%, 05/15/25 (Call 02/15/25)	734	713,787
3.25%, 11/15/27 (Call 08/15/27)	1,060	985,129
4.50%, 05/06/28 (Call 04/06/28)	735	712,182
5.80%, 11/10/25	375	376,039
Playtika Holding Corp., 4.25%, 03/15/29 (Call 05/31/24)(b)	175	150,530
PTC Inc., 4.00%, 02/15/28 (Call 05/31/24)(b)	158	146,385
Rocket Software Inc.
6.50%, 02/15/29 (Call 05/31/24)(b)	185	154,275
9.00%, 11/28/28 (Call 05/01/25)(b)	210	210,753
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	391	367,215
1.40%, 09/15/27 (Call 07/15/27)	360	315,511
3.80%, 12/15/26 (Call 09/15/26)	20	19,217
4.20%, 09/15/28 (Call 06/15/28)	45	42,976
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	80	69,162
3.70%, 04/11/28 (Call 01/11/28)	520	494,850
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(b)	665	647,071
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	$317	$301,530
4.95%, 03/28/28 (Call 02/28/28)	315	308,243
5.00%, 03/28/26	295	291,409
Twilio Inc., 3.63%, 03/15/29 (Call 05/13/24)	150	133,118
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(b)	560	508,780
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	530	481,916
1.80%, 08/15/28 (Call 06/15/28)	35	29,994
3.90%, 08/21/27 (Call 05/21/27)	495	468,436
4.50%, 05/15/25 (Call 04/15/25)	157	155,121
4.65%, 05/15/27 (Call 03/15/27)	140	136,108
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/31/24)(b)	149	127,396
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	365	346,558
3.70%, 04/01/29 (Call 02/01/29)	200	184,759
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 05/13/24)(b)	200	176,727
		23,798,392
Sovereign Debt Securities — 0.0%
Avi Funding Co. Ltd., 3.80%, 09/16/25(d)	200	194,916
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(b)	200	173,689
		368,605
Telecommunications — 1.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 05/31/24)(b)	350	102,788
10.50%, 05/15/27 (Call 05/13/24)(b)	470	167,756
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(b)	145	94,658
5.50%, 01/15/28 (Call 05/13/24)(b)	345	232,690
8.13%, 02/01/27 (Call 05/13/24)(b)	560	421,432
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	250	228,407
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	790	690,270
1.70%, 03/25/26 (Call 05/13/24)	1,196	1,114,342
2.30%, 06/01/27 (Call 04/01/27)	876	798,757
2.95%, 07/15/26 (Call 04/15/26)	128	121,291
3.80%, 02/15/27 (Call 11/15/26)	225	215,508
3.88%, 01/15/26 (Call 10/15/25)	185	179,934
4.10%, 02/15/28 (Call 11/15/27)	645	615,712
4.25%, 03/01/27 (Call 12/01/26)	632	613,889
4.35%, 03/01/29 (Call 12/01/28)	700	668,390
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	200	194,771
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	200	196,592
British Telecommunications PLC, 4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)	180	169,567
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/13/24)(b)	375	354,125
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	460	433,333
2.95%, 02/28/26	320	307,286
3.50%, 06/15/25	55	53,911
4.80%, 02/26/27 (Call 01/26/27)	450	446,108
4.85%, 02/26/29 (Call 01/26/29)	750	740,797
4.90%, 02/26/26	285	283,561
Schedule of Investments
67

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
CommScope Inc.
6.00%, 03/01/26 (Call 05/31/24)(b)	$490	$438,097
7.13%, 07/01/28 (Call 05/31/24)(b)	207	69,345
8.25%, 03/01/27 (Call 05/31/24)(b)	295	112,952
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/13/24)(b)	215	74,620
6.00%, 06/15/25 (Call 05/13/24)(b)	408	322,257
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(b)	675	653,872
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(b)	125	103,744
6.50%, 10/01/28 (Call 05/13/24)(b)	250	216,879
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	200	191,502
4.38%, 06/21/28 (Call 03/21/28)(b)	310	297,429
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(d)	200	195,003
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(b)	475	436,916
5.88%, 10/15/27 (Call 05/31/24)(b)	385	369,526
Frontier Florida LLC, Series E, 6.86%, 02/01/28	100	95,117
Frontier North Inc., Series G, 6.73%, 02/15/28	70	66,212
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(d)(f)	200	190,397
GoTo Group Inc., 5.50%, 05/01/28 (Call 05/13/24)(b)	264	200,839
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	188,660
Hughes Satellite Systems Corp.
5.25%, 08/01/26	250	207,595
6.63%, 08/01/26(c)	240	138,030
Iliad Holding SASU
6.50%, 10/15/26 (Call 05/13/24)(b)	425	422,872
7.00%, 10/15/28 (Call 10/15/24)(b)	275	268,954
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	220	204,614
KT Corp., 1.00%, 09/01/25(d)	200	187,886
Level 3 Financing Inc.
4.25%, 07/01/28 (Call 05/31/24)(b)	150	57,795
4.88%, 06/15/29 (Call 03/22/26)(b)	325	205,651
10.50%, 04/15/29 (Call 03/22/27)(b)	277	277,544
11.00%, 11/15/29 (Call 03/22/27)(b)	152	155,512
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 05/30/24)(d)	200	118,017
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(b)	176	113,059
4.13%, 04/15/30 (Call 05/31/24)(b)	176	108,649
4.50%, 01/15/29 (Call 05/13/24)(b)	125	36,381
Millicom International Cellular SA, 6.25%, 03/25/29 (Call 05/10/24)(d)	180	169,385
Motorola Solutions Inc.
4.60%, 02/23/28 (Call 11/23/27)	225	218,082
5.00%, 04/15/29 (Call 03/15/29)	100	97,764
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	200	199,245
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(b)	380	350,276
1.63%, 01/08/27 (Call 12/08/26)(b)	140	126,557
5.75%, 10/06/28 (Call 09/06/28)(b)	450	456,074
Network i2i Ltd., 3.98%, , (5-year CMT + 3.390%)(d)(f)	200	189,657
Nokia OYJ, 4.38%, 06/12/27	200	191,362
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	1,185	1,091,702
Security	Par (000)	Value
Telecommunications (continued)
1.59%, 04/03/28 (Call 02/03/28)(b)	$20	$17,357
4.24%, 07/25/25(b)	360	353,940
4.37%, 07/27/27 (Call 06/27/27)(b)	205	198,724
Ooredoo International Finance Ltd.
3.75%, 06/22/26(d)	200	192,960
5.00%, 10/19/25(b)	200	197,943
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	200	202,992
Qwest Corp., 7.25%, 09/15/25	90	89,101
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	125	116,972
3.20%, 03/15/27 (Call 02/15/27)	640	600,366
3.63%, 12/15/25 (Call 09/15/25)	305	294,484
5.00%, 02/15/29 (Call 01/15/29)	385	374,476
5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)	260	246,671
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(d)	400	389,640
Sprint Capital Corp., 6.88%, 11/15/28	675	707,429
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	595	610,394
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 09/20/29 (Call 03/20/27)(b)	168	166,762
Telefonica Emisiones SA, 4.10%, 03/08/27	377	362,763
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 05/16/24)(b)	130	59,031
5.63%, 12/06/26 (Call 05/16/24)(b)(c)	175	85,010
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	90	83,715
3.70%, 09/15/27 (Call 06/15/27)	84	79,445
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	367	341,479
2.05%, 02/15/28 (Call 12/15/27)	813	718,414
2.25%, 02/15/26 (Call 05/13/24)	602	567,570
2.63%, 04/15/26 (Call 05/13/24)	449	424,506
2.63%, 02/15/29 (Call 05/13/24)	300	263,992
3.38%, 04/15/29 (Call 05/13/24)	700	635,785
3.75%, 04/15/27 (Call 02/15/27)	1,189	1,132,657
4.80%, 07/15/28 (Call 06/15/28)	1,060	1,032,470
4.85%, 01/15/29 (Call 12/15/28)	175	170,609
4.95%, 03/15/28 (Call 02/15/28)	550	539,949
5.38%, 04/15/27 (Call 05/13/24)	294	294,817
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(d)	200	106,205
Tower Bersama Infrastructure Tbk PT, 2.80%, 05/02/27 (Call 11/02/26)(d)	200	181,283
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(d)	200	198,120
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	636	591,696
1.45%, 03/20/26 (Call 02/20/26)	812	754,261
2.10%, 03/22/28 (Call 01/22/28)	595	526,791
2.63%, 08/15/26	427	401,443
3.00%, 03/22/27 (Call 01/22/27)	104	97,481
3.88%, 02/08/29 (Call 11/08/28)	300	280,917
4.13%, 03/16/27	1,460	1,412,874
4.33%, 09/21/28	1,355	1,298,825
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(b)	225	216,259
5.63%, 04/15/27 (Call 05/13/24)(b)	200	183,273
6.50%, 07/15/28 (Call 05/31/24)(b)(c)	135	103,110
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(a)	175	162,749
68
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.13%, 05/30/25	$550	$541,464
4.38%, 05/30/28	100	96,938
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(b)	425	409,638
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(b)(c)	450	358,469
6.13%, 03/01/28 (Call 05/31/24)(b)	330	219,702
		38,955,826
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/10/24)(d)	350	217,856
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	20	18,610
3.55%, 11/19/26 (Call 09/19/26)	180	170,538
Mattel Inc.
3.38%, 04/01/26 (Call 05/13/24)(b)	265	252,374
5.88%, 12/15/27 (Call 05/31/24)(b)	160	158,685
		600,207
Transportation — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	50	49,491
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)	520	491,815
3.65%, 09/01/25 (Call 06/01/25)	210	205,010
7.00%, 12/15/25	160	163,983
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	115	110,191
6.90%, 07/15/28	170	180,375
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	351	320,107
4.00%, 06/01/28 (Call 03/01/28)	200	190,237
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 05/16/24)(b)	205	185,281
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	220	210,250
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	165	154,841
3.25%, 06/01/27 (Call 03/01/27)	340	320,589
3.35%, 11/01/25 (Call 08/01/25)	305	295,371
3.80%, 03/01/28 (Call 12/01/27)	330	314,397
4.25%, 03/15/29 (Call 12/15/28)	200	191,726
Danaos Corp., 8.50%, 03/01/28 (Call 05/31/24)(b)	95	96,539
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)	250	240,701
3.40%, 02/15/28 (Call 11/15/27)	230	214,773
Georgian Railway JSC, 4.00%, 06/17/28 (Call 03/17/28)(d)	200	179,547
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(d)	200	188,280
Indian Railway Finance Corp. Ltd., 3.84%, 12/13/27(d)	200	187,162
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	250	242,906
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	5	4,794
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(d)	200	189,712
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	200	187,346
Security	Par (000)	Value
Transportation (continued)
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25(d)	$200	$200,642
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)	175	166,423
3.15%, 06/01/27 (Call 03/01/27)	115	107,597
3.65%, 08/01/25 (Call 06/01/25)	210	205,170
3.80%, 08/01/28 (Call 05/01/28)	200	188,866
7.80%, 05/15/27	50	53,444
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28 (Call 12/22/27)(d)	200	187,422
Rumo Luxembourg Sarl, 5.25%, 01/10/28(d)	200	190,004
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(b)	135	137,103
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	110	100,707
2.85%, 03/01/27 (Call 02/01/27)	170	158,110
2.90%, 12/01/26 (Call 10/01/26)	135	126,311
3.35%, 09/01/25 (Call 08/01/25)	72	69,726
4.30%, 06/15/27 (Call 05/15/27)	175	168,705
4.63%, 06/01/25 (Call 05/01/25)	274	270,363
5.25%, 06/01/28 (Call 05/01/28)	185	183,480
5.30%, 03/15/27 (Call 02/15/27)	90	89,369
5.38%, 03/15/29 (Call 02/15/29)	125	123,977
5.50%, 06/01/29 (Call 05/01/29)	40	39,772
5.65%, 03/01/28 (Call 02/01/28)	220	221,363
6.30%, 12/01/28 (Call 11/01/28)	140	144,127
Sats Treasury Pte Ltd., 4.83%, 01/23/29(d)	200	194,600
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	184,260
Transnet SOC Ltd., 8.25%, 02/06/28(d)	400	393,159
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/26(d)(h)(i)	200	124,919
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	60	55,214
2.75%, 03/01/26 (Call 12/01/25)	15	14,325
3.00%, 04/15/27 (Call 01/15/27)	225	211,728
3.25%, 08/15/25 (Call 05/15/25)	283	275,248
3.70%, 03/01/29 (Call 12/01/28)	300	281,049
3.75%, 07/15/25 (Call 05/15/25)	282	276,371
3.95%, 09/10/28 (Call 06/10/28)	500	478,271
4.75%, 02/21/26 (Call 01/21/26)	280	277,719
6.63%, 02/01/29	100	105,939
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	65	60,836
3.05%, 11/15/27 (Call 08/15/27)	505	470,539
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	585	533,177
1.50%, 09/22/28 (Call 07/22/28)	895	776,490
3.95%, 09/09/27 (Call 08/09/27)	190	184,069
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 05/31/24)(b)	200	197,515
XPO Inc., 6.25%, 06/01/28 (Call 06/01/25)(b)	340	338,792
Yunda Holding Investment Ltd., 2.25%, 08/19/25(d)	200	189,272
		13,871,597
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)	160	158,994
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(d)	200	181,735
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/31/24)(b)	350	336,170
9.75%, 08/01/27 (Call 05/13/24)(b)	130	134,368
Schedule of Investments
69

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	$172	$162,885
3.50%, 03/15/28 (Call 12/15/27)	100	92,814
4.70%, 04/01/29 (Call 01/01/29)	150	144,469
5.40%, 03/15/27 (Call 02/15/27)	30	29,826
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 05/06/24)	223	211,664
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	325	302,723
1.70%, 06/15/26 (Call 05/15/26)(b)	302	277,368
3.40%, 11/15/26 (Call 08/15/26)(b)	165	155,811
4.00%, 07/15/25 (Call 06/15/25)(b)	67	65,469
4.20%, 04/01/27 (Call 01/01/27)(b)	145	139,124
4.40%, 07/01/27 (Call 06/01/27)(b)	291	279,857
4.45%, 01/29/26 (Call 11/29/25)(b)	219	213,880
5.35%, 01/12/27 (Call 12/12/26)(b)	70	69,309
5.35%, 03/30/29 (Call 02/28/29)(b)	75	73,636
5.55%, 05/01/28 (Call 04/01/28)(b)	185	183,867
5.70%, 02/01/28 (Call 01/01/28)(b)	270	269,425
5.75%, 05/24/26 (Call 04/24/26)(b)	195	194,986
5.88%, 11/15/27 (Call 10/15/27)(b)	190	190,637
6.05%, 08/01/28 (Call 07/01/28)(b)	245	247,486
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	275	249,630
2.30%, 06/15/28 (Call 04/15/28)(b)	200	174,187
5.30%, 04/03/29 (Call 03/03/29)(b)	200	195,168
5.45%, 05/03/28 (Call 04/03/28)(b)	200	197,095
		4,932,583
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	215	195,950
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	100	92,368
3.75%, 09/01/28 (Call 06/01/28)	20	18,774
		111,142
Total Corporate Bonds & Notes — 35.8% (Cost: $1,481,249,806)		1,435,037,819
Foreign Government Obligations(l)
Angola — 0.0%
Angolan Government International Bond
8.25%, 05/09/28(d)	600	564,576
9.50%, 11/12/25(d)	300	304,953
		869,529
Argentina — 0.1%
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 05/31/26	400	314,296
5.00%, 10/31/27	1,200	939,488
Ciudad Autonoma De Buenos Aires/Government Bond, 7.50%, 06/01/27(d)	400	388,760
Provincia de Cordoba, 6.99%, 06/01/27(d)(g)	200	156,921
		1,799,465
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	200	184,867
7.00%, 01/26/26(d)	600	602,795
Security	Par (000)	Value
Bahrain (continued)
7.00%, 10/12/28(d)	$400	$406,999
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)	200	201,539
CBB International Sukuk Programme Co.
3.95%, 09/16/27(d)	400	374,317
4.50%, 03/30/27(d)	400	383,202
		2,153,719
Belarus — 0.0%
Republic of Belarus International Bond, 5.88%, 02/24/26(d)(h)(i)	200	80,635
Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29 (Call 11/15/28)(d)	200	190,932
Bolivia — 0.0%
Bolivian Government International Bond, 4.50%, 03/20/28(d)	400	226,366
Brazil — 0.1%
Brazilian Government International Bond
2.88%, 06/06/25	400	386,663
4.63%, 01/13/28 (Call 10/13/27)(c)	1,000	958,088
6.00%, 04/07/26	625	626,645
10.13%, 05/15/27	200	224,385
		2,195,781
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	925	848,302
3.75%, 04/26/28	1,015	974,341
CDP Financial Inc.
0.88%, 06/10/25(b)	945	899,025
1.00%, 05/26/26(b)	360	330,383
4.25%, 07/25/28(b)	415	402,027
CPPIB Capital Inc.
0.88%, 09/09/26(b)	915	828,804
4.25%, 07/20/28(b)(c)	1,985	1,928,388
Export Development Canada
3.00%, 05/25/27	30	28,332
3.38%, 08/26/25	175	170,681
3.88%, 02/14/28	2,305	2,223,734
4.13%, 02/13/29	900	872,857
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	885	800,221
4.25%, 04/25/28(b)	1,500	1,453,766
Province of Alberta Canada
1.00%, 05/20/25	1,427	1,362,773
3.30%, 03/15/28	115	108,008
Province of British Columbia Canada
0.90%, 07/20/26	1,010	920,200
2.25%, 06/02/26	495	466,579
4.80%, 11/15/28	15	14,888
4.90%, 04/24/29	800	797,132
6.50%, 01/15/26	300	305,455
Province of Manitoba Canada
1.50%, 10/25/28	300	258,176
2.13%, 06/22/26	620	581,787
Province of New Brunswick Canada, 3.63%, 02/24/28	5	4,730
Province of Ontario Canada
0.63%, 01/21/26	1,536	1,419,587
70
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.05%, 04/14/26	$697	$643,656
1.05%, 05/21/27	65	57,739
2.30%, 06/15/26	1,182	1,113,993
2.50%, 04/27/26	777	737,713
3.10%, 05/19/27	1,265	1,195,921
4.20%, 01/18/29	400	386,892
Province of Quebec Canada
0.60%, 07/23/25	1,762	1,661,784
2.50%, 04/20/26	847	804,525
2.75%, 04/12/27	250	234,370
3.63%, 04/13/28	1,290	1,226,709
4.50%, 04/03/29	800	783,243
Province of Saskatchewan Canada, 3.25%, 06/08/27	15	14,203
PSP Capital Inc., 1.00%, 06/29/26(b)(c)	250	228,845
		27,089,769
Cayman Islands — 0.0%
KSA Sukuk Ltd., 5.27%, 10/25/28(d)	400	400,072
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)	400	370,607
3.13%, 01/21/26	200	191,753
3.24%, 02/06/28 (Call 11/06/27)	600	553,733
4.85%, 01/22/29 (Call 12/22/28)	600	584,013
		1,700,106
China — 0.1%
China Development Bank, 1.00%, 10/27/25(d)	400	374,735
China Government International Bond
0.55%, 10/21/25(d)	1,000	935,287
1.25%, 10/26/26(d)	400	365,180
2.63%, 11/02/27(d)	400	372,860
3.50%, 10/19/28(d)	200	190,401
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	764,560
3.25%, 11/28/27(d)	200	188,532
3.38%, 03/14/27(d)	400	382,017
		3,573,572
Colombia — 0.0%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	600	556,246
4.50%, 01/28/26 (Call 10/28/25)	600	580,053
4.50%, 03/15/29 (Call 12/15/28)	400	358,052
		1,494,351
Denmark — 0.0%
Kommunekredit
0.50%, 01/28/26(d)	200	184,319
0.63%, 06/10/25(d)	1,000	948,460
		1,132,779
Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 02/22/29 (Call 12/22/28)(d)	350	333,080
5.95%, 01/25/27(d)	600	589,620
6.00%, 07/19/28(d)	300	293,579
6.88%, 01/29/26(d)	700	701,910
		1,918,189
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	600	543,994
5.25%, 10/06/25(d)	200	189,206
Security	Par (000)	Value
Egypt (continued)
5.80%, 09/30/27(d)	$400	$355,378
5.88%, 06/11/25(d)	400	389,432
6.59%, 02/21/28(d)	400	358,976
7.50%, 01/31/27(d)	600	568,599
7.60%, 03/01/29(d)	400	359,920
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(d)	400	413,679
		3,179,184
El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	258	228,897
8.63%, 02/28/29(d)	76	66,726
		295,623
Ethiopia — 0.0%
Ethiopia International Bond, 6.63%, 12/11/24(d)(h)(i)	270	190,105
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	200	205,089
France — 0.2%
Agence Francaise de Developpement EPIC
4.00%, 09/21/27(d)	600	578,603
4.50%, 03/05/29(d)	600	587,430
Caisse d'Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	1,450	1,353,750
3.75%, 05/24/28(b)	3,965	3,788,215
4.00%, 01/25/26(b)(c)	475	465,137
4.88%, 09/19/26(b)	1,300	1,292,754
SFIL SA, 0.63%, 02/09/26(d)	600	552,370
		8,618,259
Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(d)	200	192,224
Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	200	184,771
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	200	184,298
Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(h)(i)	200	80,066
6.38%, 02/11/27(d)(h)(i)	400	192,088
7.88%, 03/26/27(d)(h)(i)	200	96,701
8.13%, 01/18/26(d)(h)(i)	400	199,153
		568,008
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	200	187,750
4.50%, 05/03/26(d)	400	384,203
		571,953
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)	350	331,665
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	400	365,619
Schedule of Investments
71

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
2.10%, (Call 03/08/26), (5-year CMT + 4.697%)(a)(d)(f)	$400	$373,631
4.75%, 01/12/28 (Call 12/12/27)(b)(c)	400	394,525
Hong Kong Government International Bond
0.63%, 02/02/26(b)	600	555,846
4.50%, 01/11/28(b)	600	593,815
Hong Kong Mortgage Corp. Ltd. (The), 4.88%, 09/13/28(d)	200	198,000
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	190,189
		2,671,625
Hungary — 0.0%
Hungary Government International Bond, 6.13%, 05/22/28(d)	600	606,434
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27 (Call 11/04/27)(d)	400	399,620
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	400	402,246
		1,408,300
India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(d)	600	571,337
3.88%, 02/01/28(d)	200	188,103
		759,440
Indonesia — 0.2%
Indonesia Government International Bond
3.50%, 01/11/28	600	560,132
3.85%, 07/18/27(d)	400	381,646
4.15%, 09/20/27 (Call 06/20/27)	300	288,486
4.35%, 01/08/27(d)	400	389,602
4.55%, 01/11/28 (Call 12/11/27)	600	581,493
4.75%, 01/08/26(d)	600	593,337
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(d)	400	368,559
2.30%, 06/23/25(d)	250	240,471
4.15%, 03/29/27(d)	800	774,163
4.33%, 05/28/25(d)	700	692,023
4.40%, 06/06/27(d)	800	777,427
4.40%, 03/01/28(d)	400	386,599
4.45%, 02/20/29(d)	200	192,387
4.55%, 03/29/26(d)	600	589,702
5.40%, 11/15/28(d)	200	199,750
		7,015,777
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 06/16/24)(d)	500	467,246
Israel — 0.0%
Israel Government International Bond
2.88%, 03/16/26	400	376,433
3.25%, 01/17/28	400	365,284
5.38%, 03/12/29	600	585,779
		1,327,496
Italy — 0.0%
Republic of Italy Government International Bond, 1.25%, 02/17/26	1,060	979,873
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)	200	193,614
Security	Par (000)	Value
Jamaica — 0.0%
Jamaica Government International Bond, 6.75%, 04/28/28	$400	$407,388
Japan — 0.3%
Development Bank of Japan Inc.
3.25%, 04/28/27(b)(c)	1,030	974,856
4.63%, 04/10/29(b)	300	295,068
Japan Bank for International Cooperation
0.63%, 07/15/25	997	939,895
2.25%, 11/04/26	635	590,814
2.38%, 04/20/26	820	775,297
2.50%, 05/28/25	1,085	1,050,074
2.75%, 01/21/26	845	808,653
2.75%, 11/16/27	480	443,022
2.88%, 06/01/27	245	229,296
2.88%, 07/21/27	390	363,928
4.25%, 01/26/26	495	485,734
4.25%, 04/27/26	1,385	1,356,919
4.63%, 07/19/28	2,010	1,977,000
Japan International Cooperation Agency
2.75%, 04/27/27	500	465,584
3.25%, 05/25/27	690	651,135
4.00%, 05/23/28	600	573,512
		11,980,787
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	191,966
5.75%, 01/31/27(d)	400	378,632
6.13%, 01/29/26(d)	200	193,709
7.50%, 01/13/29(d)	400	393,685
7.75%, 01/15/28(d)	200	199,085
		1,357,077
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 5.13%, 07/21/25(d)	800	800,970
Kenya — 0.0%
Republic of Kenya Government International Bond
7.00%, 05/22/27(d)	200	192,518
7.25%, 02/28/28(d)	400	376,147
		568,665
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	1,400	1,335,251
Lebanon — 0.0%
Lebanon Government International Bond
6.25%, 06/12/25(d)(h)(i)	200	12,842
6.60%, 11/27/26(d)(h)(i)	620	39,189
6.75%, 11/29/27(d)(h)(i)	370	23,999
6.85%, 03/23/27(d)(h)(i)	483	30,736
		106,766
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	200	181,463
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	350	336,660
		518,123
Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28	600	560,470
4.13%, 01/21/26	800	777,924
72
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
4.15%, 03/28/27	$800	$768,595
4.50%, 04/22/29	600	567,386
5.40%, 02/09/28 (Call 01/09/28)	600	593,018
		3,267,393
Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	200	177,845
5.13%, 04/07/26(d)	200	193,040
8.65%, 01/19/28(d)	200	205,808
		576,693
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	200	175,731
5.95%, 03/08/28(d)	400	396,994
		572,725
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(d)	200	197,079
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	980	927,970
4.25%, 01/25/29(b)	400	389,116
4.50%, 03/01/27(b)	400	394,366
		1,711,452
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	400	352,357
6.50%, 11/28/27(d)	400	369,925
7.63%, 11/21/25(d)	400	396,990
8.38%, 03/24/29(d)	400	378,414
		1,497,686
Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	760	710,459
1.50%, 01/20/27(b)	910	827,827
4.50%, 09/01/28(b)	1,995	1,961,126
		3,499,412
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	600	584,840
5.38%, 03/08/27(d)	550	539,353
5.63%, 01/17/28(d)	800	786,599
6.75%, 10/28/27(d)	400	408,899
Oman Sovereign Sukuk Co., 5.93%, 10/31/25(d)	400	400,073
		2,719,764
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	200	173,689
Pakistan Government International Bond
6.00%, 04/08/26(d)	400	359,772
6.88%, 12/05/27(d)	400	343,180
8.25%, 09/30/25(d)	200	191,012
		1,067,653
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	200	189,000
Panama Government International Bond
3.75%, 04/17/26(d)	400	377,636
3.88%, 03/17/28 (Call 12/17/27)	400	360,050
Security	Par (000)	Value
Panama (continued)
7.13%, 01/29/26	$300	$302,610
8.88%, 09/30/27	350	370,205
		1,599,501
Paraguay — 0.0%
Paraguay Government International Bond, 4.70%, 03/27/27(d)	200	192,310
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(d)	200	177,275
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	150	144,933
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	262	247,300
7.35%, 07/21/25	430	437,441
		1,006,949
Philippines — 0.1%
Philippine Government International Bond
3.00%, 02/01/28	800	735,286
3.23%, 03/29/27	200	188,569
3.75%, 01/14/29	400	372,220
5.17%, 10/13/27	200	198,409
5.50%, 03/30/26	200	200,531
		1,695,015
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(d)	200	205,509
Republic of Poland Government International Bond
3.25%, 04/06/26	500	482,026
4.63%, 03/18/29 (Call 02/18/29)	400	388,656
5.50%, 11/16/27 (Call 08/16/27)	600	602,934
		1,679,125
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,200	1,152,157
4.00%, 03/14/29(d)	1,000	953,599
4.50%, 04/23/28(d)	1,000	979,993
		3,085,749
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(d)	400	368,983
5.25%, 11/25/27(d)	400	387,796
5.88%, 01/30/29(d)	400	391,357
6.63%, 02/17/28(d)	500	506,395
		1,654,531
Saudi Arabia — 0.2%
KSA Sukuk Ltd.
3.63%, 04/20/27(d)	1,900	1,809,924
4.30%, 01/19/29(d)	400	383,494
Saudi Government International Bond
2.50%, 02/03/27(d)	600	555,541
2.90%, 10/22/25(d)	800	769,876
3.25%, 10/26/26(d)	1,800	1,714,389
3.63%, 03/04/28(d)	1,600	1,505,810
4.38%, 04/16/29(d)	1,000	960,474
4.75%, 01/18/28(d)	800	784,935
		8,484,443
Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(d)	200	200,033
Schedule of Investments
73

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	$400	$356,243
4.85%, 09/27/27	200	188,101
4.88%, 04/14/26	600	581,036
5.88%, 09/16/25	600	595,107
		1,720,487
South Korea — 0.3%
Export-Import Bank of Korea
0.63%, 02/09/26	410	377,707
0.75%, 09/21/25	400	374,849
1.13%, 12/29/26	400	359,107
1.63%, 01/18/27	400	363,640
1.75%, 10/19/28 (Call 08/19/28)(d)	200	173,266
2.38%, 04/21/27	200	184,378
2.63%, 05/26/26	800	758,471
3.25%, 11/10/25	200	193,419
4.25%, 09/15/27	400	388,144
4.50%, 01/11/29	200	195,182
4.88%, 01/11/26	400	396,894
5.00%, 01/11/28	400	397,656
5.13%, 09/18/28	600	599,386
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	183,354
Industrial Bank of Korea
1.04%, 06/22/25(d)	200	189,749
5.38%, 10/04/28(d)	200	200,472
Korea Development Bank (The)
1.25%, 06/03/25(d)	400	381,998
1.38%, 04/25/27	200	178,999
4.38%, 02/15/28	400	389,305
4.50%, 02/15/29	600	584,655
Korea Electric Power Corp.
3.63%, 06/14/25(d)	200	195,532
4.00%, 06/14/27(d)	200	191,743
5.38%, 04/06/26(d)	200	199,219
5.38%, 07/31/26(d)	400	398,591
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	366,375
Korea Housing Finance Corp.
4.63%, 02/24/28(d)	400	391,851
4.88%, 08/27/27(b)	200	197,942
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	600	551,327
3.25%, 06/15/25(d)	200	194,661
Korea International Bond
2.75%, 01/19/27	200	188,068
3.50%, 09/20/28	200	188,467
5.63%, 11/03/25	200	200,522
Korea Land & Housing Corp, 5.75%, 10/06/25(d)	200	200,034
Korea Mine Rehabilitation & Mineral Resources Corp.
1.75%, 04/15/26(d)	400	369,897
5.38%, 05/11/28(d)	200	198,342
Korea National Oil Corp.
0.88%, 10/05/25(d)	400	373,881
1.25%, 04/07/26(d)	400	368,509
2.13%, 04/18/27(d)	200	181,954
3.38%, 03/27/27(d)	200	188,929
4.88%, 04/03/28(d)	200	196,271
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	184,607
Security	Par (000)	Value
South Korea (continued)
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	$200	$184,616
		12,581,969
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(h)(i)	400	227,780
6.20%, 05/11/27(d)(h)(i)	400	226,379
6.83%, 07/18/26(d)(h)(i)	400	227,675
6.85%, 11/03/25(d)(h)(i)	810	461,000
		1,142,834
Supranational — 2.1%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	174,447
3.13%, 06/16/25(d)	200	192,716
4.38%, 04/17/26(d)	200	192,479
African Development Bank
0.88%, 03/23/26	1,069	987,175
0.88%, 07/22/26	1,026	935,561
3.38%, 07/07/25	167	163,192
4.38%, 11/03/27	280	274,858
4.38%, 03/14/28	1,120	1,098,305
Arab Petroleum Investments Corp., 1.26%, 02/10/26(d)	600	555,539
Asian Development Bank
0.38%, 09/03/25	1,957	1,833,523
0.50%, 02/04/26	2,060	1,899,780
1.00%, 04/14/26	3,655	3,377,435
1.50%, 01/20/27	2,045	1,865,656
1.75%, 08/14/26	85	79,033
1.88%, 03/15/29	500	436,421
2.00%, 04/24/26	665	626,307
2.38%, 08/10/27	70	64,651
2.50%, 11/02/27	65	59,999
2.63%, 01/12/27	105	98,800
2.75%, 01/19/28	1,030	955,351
2.88%, 05/06/25	472	460,353
3.13%, 08/20/27	560	529,235
3.13%, 09/26/28	185	172,568
3.75%, 04/25/28	2,100	2,015,110
4.25%, 01/09/26	265	260,969
4.38%, 03/06/29	1,200	1,177,051
4.50%, 08/25/28	1,140	1,124,421
4.63%, 06/13/25	45	44,625
5.82%, 06/16/28	20	20,586
6.22%, 08/15/27	125	128,769
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	1,156	1,095,532
0.50%, 01/27/26	487	449,236
3.38%, 06/29/25	292	285,238
3.75%, 09/14/27	140	134,675
4.00%, 01/18/28	1,075	1,040,615
4.88%, 09/14/26	140	139,404
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)(c)	595	561,253
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	205	197,078
Corp. Andina de Fomento
2.25%, 02/08/27	180	164,292
4.75%, 04/01/26	200	196,301
5.00%, 01/24/29	600	587,335
74
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
6.00%, 04/26/27	$600	$607,480
Council of Europe Development Bank
0.88%, 09/22/26	321	290,966
3.00%, 06/16/25	155	150,875
4.13%, 01/24/29	505	489,733
Council Of Europe Development Bank, 3.75%, 05/25/26	85	82,745
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,372	1,304,239
0.50%, 11/25/25	272	252,806
0.50%, 01/28/26	327	301,812
4.13%, 01/25/29	905	878,181
4.38%, 03/09/28	800	785,472
European Investment Bank
0.38%, 12/15/25	1,617	1,496,895
0.38%, 03/26/26	1,907	1,745,089
0.63%, 07/25/25	1,927	1,820,393
0.63%, 10/21/27	5	4,324
0.75%, 10/26/26	1,660	1,496,849
1.38%, 03/15/27	355	321,413
1.75%, 03/15/29	200	173,646
2.13%, 04/13/26	335	316,695
2.38%, 05/24/27	105	97,522
2.75%, 08/15/25	245	237,263
3.25%, 11/15/27	1,290	1,221,724
3.88%, 03/15/28	3,710	3,581,621
4.00%, 02/15/29	2,400	2,316,929
4.50%, 10/16/28	40	39,485
Inter-American Development Bank
0.63%, 07/15/25	1,949	1,843,154
0.63%, 09/16/27	100	86,777
0.88%, 04/20/26	2,640	2,432,337
1.13%, 07/20/28	130	111,661
1.50%, 01/13/27	25	22,823
2.00%, 06/02/26	686	644,211
2.00%, 07/23/26	290	271,349
2.38%, 07/07/27	265	245,172
3.13%, 09/18/28	500	466,072
4.00%, 01/12/28	3,460	3,354,505
4.13%, 02/15/29	1,500	1,455,717
4.38%, 02/01/27	160	157,503
4.50%, 05/15/26	247	244,072
7.00%, 06/15/25	42	42,635
Inter-American Investment Corp., 4.75%, 09/19/28	500	495,266
International Bank for Reconstruction & Development
0.38%, 07/28/25	6,156	5,795,312
0.50%, 10/28/25	2,660	2,480,953
0.75%, 11/24/27	780	675,261
0.85%, 02/10/27 (Call 05/10/24)	10	8,762
0.88%, 07/15/26	170	155,337
1.13%, 09/13/28	15	12,822
1.38%, 04/20/28	2,025	1,772,753
1.88%, 10/27/26	383	355,116
2.50%, 07/29/25	2,349	2,270,505
2.50%, 11/22/27	65	59,993
3.13%, 11/20/25	528	511,614
3.13%, 06/15/27	3,260	3,091,873
3.50%, 07/12/28	2,235	2,122,149
4.63%, 08/01/28	1,535	1,522,087
Security	Par (000)	Value
Supranational (continued)
International Finance Corp.
0.38%, 07/16/25	$1,533	$1,445,162
0.75%, 10/08/26	305	275,581
2.13%, 04/07/26	37	34,992
3.63%, 09/15/25	357	349,214
4.38%, 01/15/27	70	68,941
4.50%, 07/13/28	600	592,154
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,075	996,268
Nordic Investment Bank
0.38%, 09/11/25	495	463,223
3.38%, 09/08/27	200	190,298
4.38%, 03/14/28	975	956,206
OPEC Fund for International Development (The), 4.50%, 01/26/26(b)	300	294,580
		85,044,441
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	1,272	1,192,493
0.63%, 05/14/25	1,010	960,870
2.25%, 03/22/27	75	69,289
4.13%, 06/14/28	30	29,020
4.25%, 02/01/29	400	388,808
		2,640,480
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	200	187,568
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(d)	400	385,215
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(d)	700	680,593
7.25%, 02/24/27(d)	1,000	1,013,603
8.51%, 01/14/29(d)	600	631,710
9.76%, 11/13/25(d)	800	842,156
Istanbul Metropolitan Municipality
6.38%, 12/09/25(d)	200	196,345
10.50%, 12/06/28 (Call 09/06/28)(d)	200	214,317
Turkey Government International Bond
4.25%, 04/14/26	600	578,809
4.75%, 01/26/26	600	586,716
4.88%, 10/09/26	1,000	968,195
5.13%, 02/17/28	400	378,128
6.00%, 03/25/27	1,000	985,039
6.13%, 10/24/28	600	583,722
6.38%, 10/14/25	600	602,480
7.63%, 04/26/29	1,000	1,015,123
8.60%, 09/24/27	600	633,172
9.38%, 03/14/29	600	649,722
9.88%, 01/15/28	1,400	1,537,050
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	600	584,152
9.00%, 01/28/27(d)	200	208,093
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	192,735
		13,081,860
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/24(d)(h)(i)	500	145,049
7.75%, 09/01/25(d)(h)(i)	1,204	363,953
Schedule of Investments
75

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ukraine (continued)
7.75%, 09/01/26(d)(h)(i)	$300	$84,382
8.99%, 02/01/26(d)(h)(i)	200	63,717
		657,101
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	200	174,048
3.13%, 05/03/26(d)	1,000	956,572
3.13%, 10/11/27(d)	1,600	1,496,367
Dubai DOF Sukuk Ltd., 5.00%, 04/30/29(d)	200	201,559
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	400	366,938
3.85%, 04/03/26(d)	400	384,332
4.23%, 03/14/28(d)	200	189,131
		3,768,947
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	500	492,648
Zambia — 0.0%
Zambia Government International Bond, 8.97%, 07/30/27(d)(h)(i)	400	292,990
Total Foreign Government Obligations — 6.2% (Cost: $258,005,361)		247,948,895
Municipal Debt Obligations
California — 0.0%
California Earthquake Authority, 5.60%, 07/01/27	200	199,564
University of California RB
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	66,901
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	600	536,974
		803,439
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25(c)	650	619,078
1.71%, 07/01/27	250	224,014
		843,092
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	500	505,747
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	203,809
Total Municipal Debt Obligations — 0.0% (Cost: $2,407,177)		2,356,087
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 4.9%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	221	208,587
2.50%, 08/01/31	189	175,230
2.50%, 10/01/31	486	448,892
2.50%, 12/01/31	273	252,093
2.50%, 02/01/32	323	298,806
2.50%, 01/01/33	839	772,240
3.00%, 05/01/29	7,065	6,806,094
3.00%, 05/01/30	202	190,998
3.00%, 06/01/30	16	15,663
3.00%, 07/01/30	156	147,223
3.00%, 12/01/30	228	215,139
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 05/01/31	$84	$78,669
3.00%, 06/01/31	58	54,348
3.50%, 05/01/32	44	42,105
3.50%, 09/01/32	36	33,810
3.50%, 07/01/33	89	84,465
3.50%, 06/01/34	411	385,782
4.00%, 05/01/33	81	77,546
5.91%, 02/01/45, (12-mo. LIBOR US + 1.618%)(a)	7	7,503
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25), (1-day SOFR + 2.127%)(a)	1,347	1,316,726
Series K049, Class A2, 3.01%, 07/25/25 (Call 08/25/25)	1,129	1,097,725
Series K051, Class A2, 3.31%, 09/25/25 (Call 10/25/25)	1,622	1,578,186
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	1,000	964,747
Series K067, Class A1, 2.90%, 03/25/27 (Call 09/25/27)	2,033	1,960,252
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	460	403,593
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	450	374,240
Federal National Mortgage Association
5.83%, 12/01/44, (12-mo. LIBOR US + 1.580%)(a)	7	6,800
6.34%, 04/01/44, (12-mo. LIBOR US + 1.590%)(a)	28	28,353
Series 2016-M3, Class A2, 2.70%, 02/25/26	3,695	3,530,443
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,975	1,671,778
1.50%, 03/01/36	2,145	1,815,822
1.50%, 10/01/36	2,137	1,810,089
1.50%, 11/01/36	1,774	1,503,500
1.50%, 02/01/37	11,974	10,103,726
1.50%, 03/01/37	8,583	7,231,997
1.50%, 08/01/37	1,505	1,269,974
2.00%, 10/01/35	8,730	7,625,977
2.00%, 11/01/35	2,887	2,535,422
2.00%, 12/01/35	5,822	5,066,489
2.00%, 02/01/36	18,074	15,770,700
2.00%, 03/01/36	6,410	5,573,556
2.00%, 04/01/36	2,378	2,063,487
2.00%, 05/01/36	11,174	9,729,817
2.00%, 06/01/36	12,728	11,030,949
2.00%, 07/01/36	6,605	5,730,572
2.00%, 08/01/36	691	599,463
2.00%, 10/01/36	1,510	1,307,675
2.00%, 11/01/36	7,025	6,081,745
2.00%, 12/01/36	9,652	8,354,090
2.00%, 01/01/37	6,989	6,055,454
2.00%, 02/01/37	4,326	3,744,440
2.50%, 07/01/28	256	243,149
2.50%, 12/01/29	58	56,138
2.50%, 03/01/30	37	34,922
2.50%, 07/01/30	45	42,035
2.50%, 08/01/30	137	128,036
2.50%, 12/01/30	23	21,488
2.50%, 01/01/31	20	18,223
76
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 05/01/31	$405	$375,667
2.50%, 08/01/31	559	518,926
2.50%, 09/01/31	438	404,299
2.50%, 10/01/31	2,004	1,867,980
2.50%, 12/01/31	669	617,926
2.50%, 01/01/32	1,424	1,314,908
2.50%, 02/01/32	544	503,138
2.50%, 03/01/32	527	485,511
2.50%, 04/01/32	3,663	3,391,299
2.50%, 07/01/32	3,955	3,667,779
2.50%, 10/01/32	77	70,664
2.50%, 01/01/33	630	582,600
2.50%, 07/01/35	5,752	5,145,007
2.50%, 10/01/35	591	527,633
2.50%, 03/01/36	1,333	1,188,262
2.50%, 05/01/36	8,668	7,696,122
2.50%, 06/01/36	220	195,725
2.50%, 07/01/36	533	473,806
2.50%, 08/01/36	2,675	2,381,236
2.50%, 04/01/37	1,659	1,473,011
2.50%, 05/01/37	472	418,867
2.50%, 05/15/39(m)	675	597,575
3.00%, 10/01/27	20	19,010
3.00%, 10/01/28	90	86,473
3.00%, 11/01/28	92	88,204
3.00%, 03/01/30	2,885	2,766,944
3.00%, 04/01/30	51	48,499
3.00%, 07/01/30	35	32,803
3.00%, 08/01/30	120	113,561
3.00%, 09/01/30	178	168,478
3.00%, 10/01/30	97	91,766
3.00%, 11/01/30	21	20,045
3.00%, 12/01/30	83	78,393
3.00%, 01/01/31	1,111	1,053,168
3.00%, 02/01/31	564	533,232
3.00%, 03/01/31	124	116,713
3.00%, 04/01/31	63	59,139
3.00%, 06/01/31	367	345,225
3.00%, 09/01/31	117	110,719
3.00%, 10/01/31	19	17,332
3.00%, 01/01/32	378	355,647
3.00%, 02/01/32	789	742,370
3.00%, 03/01/32	115	107,618
3.00%, 06/01/32	383	361,027
3.00%, 11/01/32	389	364,270
3.00%, 12/01/32	648	604,761
3.00%, 10/01/33	464	430,977
3.00%, 07/01/34	210	192,772
3.00%, 09/01/34	2,304	2,115,089
3.00%, 11/01/34	348	319,920
3.00%, 07/01/37	779	709,760
3.00%, 05/15/39(m)	453	410,916
3.50%, 01/01/27	3	2,913
3.50%, 12/01/29	8	8,063
3.50%, 07/01/30	89	85,412
3.50%, 10/01/30	38	37,228
3.50%, 11/01/30	6	5,332
3.50%, 03/01/31	61	57,473
3.50%, 06/01/31	96	91,601
3.50%, 01/01/32	57	53,831
3.50%, 05/01/32	88	83,818
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 06/01/32	$112	$106,126
3.50%, 07/01/32	30	27,681
3.50%, 08/01/32	27	25,858
3.50%, 09/01/32	171	162,859
3.50%, 10/01/32	29	27,716
3.50%, 11/01/32	20	18,708
3.50%, 03/01/33	312	295,897
3.50%, 04/01/33	379	359,365
3.50%, 05/01/33	243	230,129
3.50%, 06/01/33	421	397,731
3.50%, 02/01/34	3,211	3,039,720
3.50%, 07/01/34	408	395,637
3.50%, 08/01/34	426	399,370
3.50%, 01/01/35	344	322,559
3.50%, 05/15/39(m)	174	161,475
4.00%, 07/01/29	22	21,320
4.00%, 07/01/32	80	78,758
4.00%, 05/01/33	177	170,346
4.00%, 06/01/33	85	81,990
4.00%, 07/01/33	55	52,561
4.00%, 12/01/33	178	174,996
4.00%, 08/01/37	191	181,993
4.00%, 09/01/37	264	251,089
4.00%, 11/01/37	377	358,567
4.00%, 02/01/38	199	189,488
4.00%, 05/01/38	171	162,199
4.00%, 11/01/38	107	101,778
4.00%, 05/15/39(m)	3,204	3,040,278
4.50%, 05/15/39(m)	112	108,284
5.00%, 05/15/39(m)	178	174,734
		196,684,626
U.S. Government Agency Obligations — 0.3%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	35	34,698
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	940,885
Federal National Mortgage Association, 0.50%, 06/17/25	13,000	12,332,571
		13,308,154
U.S. Government Obligations — 48.7%
U.S. Treasury Note/Bond
0.25%, 05/31/25	12,000	11,373,750
0.25%, 06/30/25	15,000	14,164,453
0.25%, 07/31/25	16,460	15,481,402
0.25%, 08/31/25	12,000	11,242,969
0.25%, 09/30/25	14,700	13,720,383
0.25%, 10/31/25	20,700	19,246,957
0.38%, 11/30/25	15,000	13,923,047
0.38%, 12/31/25	7,200	6,659,156
0.38%, 01/31/26	17,550	16,169,309
0.38%, 09/30/27	17,100	14,722,031
0.50%, 02/28/26	19,000	17,491,133
0.50%, 04/30/27	18,000	15,825,937
0.50%, 05/31/27	14,000	12,267,500
0.50%, 06/30/27	9,570	8,361,040
0.50%, 08/31/27	10,600	9,197,156
0.50%, 10/31/27	23,100	19,907,508
0.63%, 07/31/26	16,850	15,300,590
0.63%, 11/30/27	23,800	20,544,234
0.75%, 03/31/26	16,000	14,756,875
0.75%, 04/30/26	13,720	12,612,217
Schedule of Investments
77

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.75%, 05/31/26	$18,280	$16,747,622
0.75%, 08/31/26	19,500	17,700,820
0.88%, 06/30/26	17,800	16,309,250
0.88%, 09/30/26	17,670	16,047,949
1.00%, 07/31/28	15,000	12,844,922
1.13%, 10/31/26	18,800	17,124,156
1.13%, 02/28/27	6,400	5,769,500
1.13%, 02/29/28	20,000	17,450,000
1.13%, 08/31/28	19,000	16,319,219
1.25%, 11/30/26	19,180	17,483,769
1.25%, 12/31/26	16,750	15,234,648
1.25%, 03/31/28	20,000	17,489,063
1.25%, 05/31/28	5,600	4,873,313
1.25%, 06/30/28	4,500	3,905,859
1.25%, 09/30/28	10,000	8,614,844
1.38%, 08/31/26	8,860	8,163,659
1.38%, 10/31/28	10,000	8,644,531
1.38%, 12/31/28	24,000	20,647,500
1.50%, 08/15/26	14,000	12,948,906
1.50%, 01/31/27	30,700	28,037,734
1.50%, 11/30/28	12,000	10,410,938
1.63%, 02/15/26	17,000	15,996,602
1.63%, 05/15/26	18,000	16,821,562
1.63%, 10/31/26	12,500	11,534,180
1.75%, 12/31/26	10,000	9,217,188
1.75%, 01/31/29	30,000	26,212,500
1.88%, 02/28/27	20,000	18,418,750
1.88%, 02/28/29	5,000	4,387,500
2.00%, 08/15/25	16,800	16,137,844
2.00%, 11/15/26	17,600	16,376,250
2.25%, 11/15/25	16,400	15,697,875
2.25%, 03/31/26	4,000	3,797,813
2.25%, 02/15/27	22,300	20,775,586
2.25%, 08/15/27	20,350	18,755,387
2.25%, 11/15/27	20,900	19,162,687
2.38%, 05/15/27	21,450	19,951,852
2.38%, 03/31/29	20,000	17,943,750
2.50%, 02/28/26	4,000	3,820,156
2.50%, 03/31/27	29,000	27,148,985
2.63%, 01/31/26	8,500	8,148,711
2.63%, 05/31/27	2,000	1,872,813
2.75%, 05/15/25	12,000	11,698,594
2.75%, 06/30/25	8,000	7,777,812
2.75%, 08/31/25	16,000	15,499,375
2.75%, 04/30/27	21,800	20,520,953
2.75%, 07/31/27	21,440	20,096,650
2.75%, 02/15/28	20,000	18,581,250
2.88%, 05/31/25	7,000	6,826,094
2.88%, 06/15/25	16,000	15,588,750
2.88%, 07/31/25	6,000	5,831,250
2.88%, 11/30/25	4,900	4,732,328
2.88%, 05/15/28	25,000	23,261,719
2.88%, 08/15/28	22,000	20,392,969
3.00%, 07/15/25	15,900	15,493,805
3.00%, 09/30/25	20,000	19,407,031
3.00%, 10/31/25	24,900	24,129,656
3.13%, 08/15/25	37,300	36,348,559
3.13%, 08/31/27	25,000	23,689,453
3.13%, 11/15/28	22,000	20,545,937
3.25%, 06/30/27	20,000	19,068,750
3.50%, 09/15/25	21,200	20,727,141
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 01/31/28	$31,200	$29,800,875
3.50%, 04/30/28	23,049	21,975,781
3.63%, 03/31/28	21,000	20,127,187
3.63%, 05/31/28	19,800	18,958,500
3.75%, 04/15/26	6,108	5,961,503
3.75%, 12/31/28	28,284	27,119,495
3.88%, 01/15/26	14,000	13,717,812
3.88%, 11/30/27	28,180	27,301,577
3.88%, 12/31/27	19,760	19,137,869
4.00%, 12/15/25	17,300	16,993,195
4.00%, 02/15/26	12,000	11,777,344
4.00%, 01/15/27	4,000	3,908,438
4.00%, 02/29/28	31,066	30,194,696
4.00%, 06/30/28	16,000	15,535,000
4.00%, 01/31/29	21,669	20,998,615
4.13%, 02/15/27	3,739	3,664,220
4.13%, 09/30/27	24,000	23,467,500
4.13%, 10/31/27	26,000	25,404,844
4.13%, 07/31/28	23,759	23,172,450
4.13%, 03/31/29	30,000	29,219,531
4.25%, 05/31/25	17,620	17,433,476
4.25%, 10/15/25	31,600	31,195,125
4.25%, 12/31/25	19,437	19,165,186
4.25%, 01/31/26	13,253	13,066,630
4.25%, 02/28/29	30,000	29,392,969
4.38%, 08/15/26	3,800	3,749,828
4.38%, 12/15/26	7,299	7,200,920
4.38%, 08/31/28	22,280	21,940,578
4.38%, 11/30/28	24,239	23,873,521
4.50%, 11/15/25	33,200	32,877,078
4.63%, 06/30/25	15,510	15,403,975
4.63%, 09/15/26	6,188	6,139,656
4.63%, 10/15/26	6,715	6,664,113
4.63%, 11/15/26	7,007	6,954,448
4.63%, 09/30/28	23,823	23,688,996
4.75%, 07/31/25	20,350	20,241,096
4.88%, 11/30/25	21,262	21,173,131
4.88%, 10/31/28	23,000	23,107,812
5.00%, 09/30/25	6,400	6,383,750
5.00%, 10/31/25	15,500	15,463,066
		1,951,683,702
Total U.S. Government & Agency Obligations — 53.9% (Cost: $2,257,129,529)		2,161,676,482
	Shares
Common Stocks
Financial Services — 0.0%
HoldCo.(j)	16,280	1
Health Care Technology — 0.0%
Quincy Health LLC(j)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(j)	112	—
78
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software — 0.0%
CWT Travel LLC, NVS(j)	2,405	$3,439
Total Common Stocks — 0.0% (Cost $268,994)		3,440
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(j)	104	—
Total Preferred Stocks — 0.0% (Cost $98)		—
Total Long-Term Investments — 98.5% (Cost: $4,109,244,821)		3,952,696,846
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(n)(o)	38,347,493	38,358,998
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(n)(o)(p)	19,725,338	19,725,338
Total Short-Term Securities — 1.5% (Cost: $58,087,067)		58,084,336
Total Investments — 100.0% (Cost: $4,167,331,888)		4,010,781,182
Other Assets Less Liabilities — 0.0%		221,443
Net Assets — 100.0%		$4,011,002,625

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)	Zero-coupon bond.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	Affiliate of the Fund.
(o)	Annualized 7-day yield as of period end.
(p)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,941,271	$19,421,523 (a)	$—	$3,776	$(7,572)	$38,358,998	38,347,493	$605,786	$25
BlackRock Cash Funds: Treasury, SL Agency Shares	37,406,575	—	(17,681,237)(a)	—	—	19,725,338	19,725,338	202,265 (b)	—
				$3,776	$(7,572)	$58,084,336		$808,051	$25

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
79

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core 1-5 Year USD Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$38,937,269	$—	$38,937,269
Collaterized Mortgage Obligations	—	66,736,854	—	66,736,854
Corporate Bonds & Notes	—	1,435,037,819	—	1,435,037,819
Foreign Government Obligations	—	247,948,895	—	247,948,895
Municipal Debt Obligations	—	2,356,087	—	2,356,087
U.S. Government & Agency Obligations	—	2,161,676,482	—	2,161,676,482
Common Stocks	—	—	3,440	3,440
Preferred Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	58,084,336	—	—	58,084,336
	$58,084,336	$3,952,693,406	$3,440	$4,010,781,182
See notes to financial statements.
80
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.4%
AGI Finance Pty Ltd., 2.12%, 06/24/27 (Call 03/24/27)	AUD 200	$117,004
Amcor U.K. Finance PLC, 1.13%, 06/23/27 (Call 04/23/27)	EUR 200	196,419
APA Infrastructure Ltd.
0.75%, 03/15/29 (Call 12/15/28)(a)	EUR 300	275,962
1.25%, 03/15/33 (Call 12/15/32)(a)	EUR 100	84,206
2.00%, 03/22/27(a)	EUR 100	101,299
3.50%, 03/22/30(a)	GBP 300	331,601
Aurizon Finance Pty Ltd., 3.00%, 03/09/28 (Call 12/09/27)	AUD 100	58,229
Aurizon Network Pty Ltd., 2.00%, 09/18/24(a)	EUR 200	211,732
Ausgrid Finance Pty Ltd.
3.75%, 10/30/24 (Call 08/01/24)(a)	AUD 200	128,660
5.41%, 03/28/31 (Call 12/28/30)	AUD 400	253,865
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR 300	263,961
1.63%, 03/11/81 (Call 09/11/26), (5-year EUR Swap + 1.938%)(a)(b)	EUR 200	197,432
2.60%, 07/31/29	AUD 300	166,124
6.13%, 05/31/33 (Call 03/31/33)	AUD 400	261,125
Australia & New Zealand Banking Group Ltd.
0.67%, 05/05/31 (Call 05/05/26), (5-year EUR Swap + 1.120%)(a)(b)	EUR 650	641,674
0.75%, 09/29/26(a)	EUR 700	698,543
5.10%, 02/03/33 (Call 02/03/28), (5-year EUR Swap + 2.150%)(a)(b)	EUR 100	109,073
5.91%, 08/12/32 (Call 08/12/27), (3-month BB Swap + 2.700%)(b)	AUD 500	325,729
6.74%, 02/10/38 (Call 02/10/33), (3-month BB Swap + 2.800%)(a)(b)	AUD 550	366,717
Australia Pacific Airports Melbourne Pty Ltd., 3.76%, 11/25/31 (Call 08/25/31)	AUD 300	169,662
BHP Billiton Finance Ltd.
Series 11, 3.25%, 09/25/24(a)	GBP 150	185,998
Series 12, 4.30%, 09/25/42	GBP 400	423,584
Series 17, 1.50%, 04/29/30 (Call 01/29/30)(a)	EUR 345	323,288
Brambles Finance PLC, 1.50%, 10/04/27 (Call 07/04/27)(a)	EUR 200	199,924
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30 (Call 10/01/30)	AUD 300	180,571
Charter Hall LWR Pty Ltd., 2.09%, 03/03/28 (Call 12/03/27)(a)	AUD 100	56,150
Commonwealth Bank of Australia
0.13%, 10/15/29(a)	EUR 500	448,746
0.50%, 07/27/26(a)	EUR 100	99,792
0.88%, 02/19/29(a)	EUR 400	379,517
1.13%, 01/18/28(a)	EUR 100	98,358
3.00%, 09/04/26(a)	GBP 100	119,052
4.95%, 04/14/32 (Call 04/14/27), (3-month BB Swap + 1.900%)(b)	AUD 600	381,104
6.70%, 03/15/38 (Call 03/15/33), (3-month BB Swap + 2.450%)(b)	AUD 600	399,834
Computershare U.S. Inc., 1.13%, 10/07/31 (Call 07/07/31)(a)	EUR 100	85,668
Glencore Capital Finance DAC, 1.13%, 03/10/28 (Call 12/10/27)(a)	EUR 550	528,993
Glencore Finance Europe Ltd., 1.75%, 03/17/25 (Call 12/17/24)(a)	EUR 360	377,113
Security	Par (000)	Value
Australia (continued)
Lendlease Finance Ltd., 3.70%, 03/31/31 (Call 12/31/30)(a)	AUD 100	$52,656
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26 (Call 08/20/26)(a)	AUD 200	120,624
Macquarie Bank Ltd., 1.75%, 08/07/24(a)	AUD 400	257,092
Macquarie Group Ltd.
0.63%, 02/03/27(a)	EUR 300	294,714
0.95%, 05/21/31(a)	EUR 300	266,371
2.13%, 10/01/31(a)	GBP 300	303,860
National Australia Bank Ltd.
0.00%, 01/06/29(a)	EUR 300	273,933
0.30%, 10/31/25(a)	CHF 150	160,449
0.75%, 01/30/26(a)	EUR 200	203,355
1.13%, 05/20/31(a)	EUR 236	219,730
1.70%, 09/15/31 (Call 09/15/26), (5-year GUK + 1.400%)(a)(b)	GBP 200	224,346
2.25%, 06/06/25(a)	EUR 200	210,209
2.35%, 08/30/29(a)	EUR 300	304,400
2.90%, 02/25/27	AUD 500	306,157
3.15%, 02/05/31(a)	EUR 200	211,971
4.40%, 05/12/28	AUD 200	126,569
5.40%, 11/16/28	AUD 200	131,323
5.74%, 02/09/34 (Call 02/09/29), (3-month BB Swap + 1.950%)(a)(b)	AUD 400	256,840
6.32%, 08/03/32 (Call 08/03/27), (3-month BB Swap + 2.800%)(a)(b)	AUD 300	197,663
NBN Co. Ltd.
4.38%, 03/15/33 (Call 12/15/32)(a)	EUR 450	502,676
5.20%, 08/25/28 (Call 05/25/28)(a)	AUD 600	388,163
Network Finance Co. Pty. Ltd., 6.06%, 06/19/30 (Call 03/21/30)	AUD 200	131,644
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30 (Call 06/25/30)(a)	AUD 150	79,520
Optus Finance Pty Ltd., 1.00%, 06/20/29 (Call 03/20/29)(a)	EUR 400	366,032
Origin Energy Finance Ltd., 1.00%, 09/17/29 (Call 06/17/29)(a)	EUR 230	212,627
Pacific National Finance Pty Ltd.
3.80%, 09/08/31 (Call 06/10/31)(a)	AUD 150	79,123
5.25%, 05/19/25	AUD 50	32,228
Qantas Airways Ltd., 2.95%, 11/27/29 (Call 08/27/29)(a)	AUD 250	138,461
Scentre Group Trust 1/Scentre Group Trust 2, 1.45%, 03/28/29 (Call 12/28/28)(a)	EUR 100	95,374
Stockland Trust, 6.10%, 09/12/34 (Call 06/12/34)	AUD 300	190,747
Sydney Airport Finance Co. Pty Ltd.
3.75%, 04/30/32 (Call 01/30/32)(a)	EUR 400	422,594
4.13%, 04/30/36 (Call 01/30/36)(a)	EUR 300	319,670
Sydney Airport Finance Co. Pty. Ltd., 4.38%, 05/03/33 (Call 02/03/33)(a)	EUR 100	109,841
Telstra Corp. Ltd., 1.38%, 03/26/29 (Call 12/26/28)(a)	EUR 300	290,544
Telstra Group Ltd., 5.65%, 03/06/34 (Call 12/06/33)	AUD 400	255,712
Toyota Finance Australia Ltd.
0.44%, 01/13/28(a)	EUR 500	477,250
3.39%, 03/18/30(a)	EUR 600	632,642
Transurban Finance Co. Pty Ltd.
2.00%, 08/28/25 (Call 05/28/25)(a)	EUR 100	104,215
3.00%, 04/08/30 (Call 01/08/30)(a)	EUR 200	204,541
Schedule of Investments
81

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
3.71%, 03/12/32 (Call 12/12/31)(a)	EUR 400	$423,180
3.97%, 03/12/36 (Call 12/12/35)(a)	EUR 200	210,863
Transurban Finance Co. Pty. Ltd., 4.23%, 04/26/33 (Call 01/26/33)(a)	EUR 100	109,227
Wesfarmers Ltd., 1.94%, 06/23/28 (Call 03/23/28)(a)	AUD 200	114,315
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31 (Call 12/31/30)(a)	AUD 150	82,063
Westpac Banking Corp.
0.38%, 04/02/26(a)	EUR 400	402,448
0.38%, 09/22/36(a)	EUR 300	221,044
0.50%, 05/17/24(a)	EUR 200	213,159
0.50%, 01/16/25(a)	EUR 200	208,956
0.77%, 05/13/31 (Call 05/13/26), (5-year EUR Swap + 1.050%)(a)(b)	EUR 450	443,966
1.13%, 09/05/27(a)	EUR 520	512,307
1.38%, 05/17/32(a)	EUR 300	275,362
2.40%, 01/25/27	AUD 200	121,022
3.90%, 08/11/25(a)	AUD 400	255,954
6.93%, 06/23/38 (Call 06/23/33), (3-month BB Swap + 2.600%)(a)(b)	AUD 300	202,477
7.20%, 11/15/38 (Call 11/15/33), (3-month BB Swap + 2.400%)(b)	AUD 600	409,634
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD 300	166,623
		22,775,175
Austria — 0.3%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.25%, 10/18/24(a)	EUR 400	420,229
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
0.00%, 09/23/30(a)	EUR 100	86,648
0.10%, 05/12/31(a)	EUR 200	170,547
0.63%, 06/19/34(a)	EUR 200	163,417
1.13%, 07/31/28(a)	EUR 300	291,750
1.75%, 03/08/30(a)	EUR 200	195,739
2.00%, 08/25/32(a)	EUR 600	577,186
Erste Group Bank AG
0.00%, 09/11/29(a)	EUR 200	178,996
0.25%, 01/27/31(a)	EUR 500	427,937
0.50%, 01/12/37(a)	EUR 200	150,234
0.63%, 04/17/26(a)	EUR 200	201,525
0.63%, 01/18/27(a)	EUR 300	296,652
0.75%, 01/17/28(a)	EUR 1,000	969,756
0.88%, 05/13/27(a)	EUR 400	393,970
1.00%, 06/10/30 (Call 06/10/25), (5-year EURIBOR ICE Swap + 1.300%)(a)(b)	EUR 200	204,734
2.50%, 09/19/30(a)	EUR 300	305,421
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
0.00%, 06/18/27	EUR 500	479,524
1.63%, 05/11/29	EUR 300	294,567
Hypo Vorarlberg Bank AG
0.00%, 10/12/29(a)	EUR 200	177,935
0.63%, 07/17/26(a)	EUR 300	299,936
Mondi Finance PLC, 1.63%, 04/27/26 (Call 01/27/26)(a)	EUR 300	306,912
OeBB-Infrastruktur AG
3.00%, 10/24/33	EUR 325	343,851
3.38%, 05/18/32(a)	EUR 700	760,787
Security	Par (000)	Value
Austria (continued)
Oesterreichische Kontrollbank AG
0.25%, 09/26/24(a)	EUR 200	$210,414
3.13%, 11/15/28(a)	EUR 1,000	1,068,260
4.13%, 07/22/27(a)	GBP 500	613,982
OMV AG
1.88%, 12/04/28(a)	EUR 456	454,665
2.00%, 04/09/28(a)	EUR 583	590,905
2.88%, (Call 06/01/29), (5-year EUR Swap + 3.082%)(a)(b)(c)	EUR 100	96,712
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR 400	372,252
1.50%, 05/24/28(a)	EUR 200	200,157
2.88%, 09/28/26(a)	EUR 300	313,363
5.75%, 01/27/28(a)	EUR 400	448,207
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, 0.38%, 11/13/34	EUR 200	157,434
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.63%, 08/28/26	EUR 100	99,659
2.38%, 08/31/32(a)	EUR 300	297,120
3.25%, 01/11/30(a)	EUR 500	529,356
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR 200	158,196
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR 100	90,193
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26 (Call 09/07/26)(a)	EUR 300	304,235
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR 100	88,811
0.63%, 03/20/29(a)	EUR 200	187,434
0.75%, 02/25/25(a)	EUR 300	312,252
1.50%, 05/24/28(a)	EUR 300	297,552
2.38%, 09/20/27(a)	EUR 200	206,311
UNIQA Insurance Group AG, 6.00%, 07/27/46 (Call 07/27/26), (3-mo. EURIBOR + 5.817%)(a)(b)	EUR 200	218,822
Verbund AG, 1.50%, 11/20/24(a)	EUR 200	210,775
Vienna Insurance Group AG Wiener Versicherung Gruppe
1.00%, 03/26/36 (Call 12/26/35)(a)	EUR 200	164,742
4.88%, 06/15/42 (Call 06/15/32), (3-mo. EURIBOR + 3.950%)(a)(b)	EUR 100	105,684
Volksbank Wien AG, 0.13%, 11/19/29	EUR 200	178,753
		15,674,499
Belgium — 0.3%
Ageas SA/NV, 1.88%, 11/24/51 (Call 05/24/31), (3-mo. EURIBOR + 3.100%)(a)(b)	EUR 200	173,254
Aliaxis Finance SA, 0.88%, 11/08/28 (Call 08/08/28)(a)	EUR 200	184,108
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47 (Call 11/15/46)	CAD 100	64,216
Anheuser-Busch InBev SA/NV
1.15%, 01/22/27 (Call 10/22/26)(a)	EUR 600	602,539
1.50%, 04/18/30(a)	EUR 568	545,695
2.13%, 12/02/27 (Call 09/02/27)(a)	EUR 150	153,991
2.25%, 05/24/29(a)	GBP 150	167,915
2.70%, 03/31/26(a)	EUR 320	336,784
2.75%, 03/17/36(a)	EUR 670	654,018
2.88%, 04/02/32 (Call 01/02/32)(a)	EUR 450	459,022
3.45%, 09/22/31 (Call 06/22/31)(a)	EUR 125	132,954
82
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Belgium (continued)
3.70%, 04/02/40 (Call 10/02/39)(a)	EUR 450	$472,753
3.75%, 03/22/37 (Call 12/22/36)(a)	EUR 275	291,841
3.95%, 03/22/44 (Call 09/22/43)(a)	EUR 275	290,335
Argenta Spaarbank NV
0.75%, 03/03/29(a)	EUR 400	376,864
1.00%, 01/29/27(a)	EUR 600	585,740
3.13%, 02/06/34(a)	EUR 200	210,176
Belfius Bank SA
0.00%, 08/28/26(a)	EUR 500	490,357
0.13%, 09/14/26(a)	EUR 200	197,492
0.38%, 02/13/26(a)	EUR 500	503,040
1.00%, 06/12/28(a)	EUR 300	291,177
3.75%, 01/22/29(a)	EUR 500	525,797
4.13%, 09/12/29	EUR 600	650,908
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR 100	102,264
Crelan SA
5.25%, 01/23/32 (Call 01/23/31), (1-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR 200	222,329
6.00%, 02/28/30 (Call 02/28/29), (1-year EURIBOR ICE Swap + 2.850%)(a)(b)	EUR 200	227,247
Elia Group SA/NV, 1.50%, 09/05/28 (Call 06/05/28)(a)	EUR 200	195,560
Elia Transmission Belgium SA
0.88%, 04/28/30 (Call 01/28/30)(a)	EUR 200	181,768
3.00%, 04/07/29(a)	EUR 200	206,395
3.75%, 01/16/36 (Call 10/16/35)(a)	EUR 400	424,303
Euroclear Bank SA, 0.13%, 07/07/25(a)	EUR 350	358,087
Euroclear Investments SA, 1.50%, 04/11/30(a)	EUR 200	192,723
FLUVIUS System Operator CVBA
1.75%, 12/04/26(a)	EUR 400	407,390
2.88%, 05/07/29(a)	EUR 600	615,512
Groupe Bruxelles Lambert NV, 1.88%, 06/19/25 (Call 03/19/25)(a)	EUR 300	313,770
ING Belgium SA
0.00%, 02/20/30(a)	EUR 500	444,178
0.75%, 09/28/26(a)	EUR 400	400,541
KBC Bank NV
0.00%, 12/03/25(a)	EUR 200	202,116
3.13%, 02/22/27(a)	EUR 300	317,565
KBC Group NV
0.13%, 01/14/29 (Call 01/14/28), (3-mo. EURIBOR + 0.600%)(a)(b)	EUR 200	186,430
0.38%, 06/16/27 (Call 06/16/26), (3-mo. EURIBOR + 0.720%)(a)(b)	EUR 600	596,164
0.63%, 12/07/31 (Call 09/07/26), (5-year EUR Swap + 0.950%)(a)(b)	EUR 400	389,136
0.75%, 01/21/28 (Call 01/21/27), (3-mo. EURIBOR + 0.700%)(a)(b)	EUR 400	394,462
0.75%, 01/24/30(a)	EUR 400	364,062
3.75%, 03/27/32(a)	EUR 700	745,149
4.38%, 12/06/31(a)	EUR 400	444,071
Lonza Finance International NV, 3.88%, 04/24/36(a)	EUR 600	630,818
Ministeries Van de Vlaamse Gemeenschap, 0.38%, 10/13/26(a)	EUR 100	99,111
Proximus SADP
4.00%, 03/08/30 (Call 12/08/29)(a)	EUR 500	542,765
4.13%, 11/17/33 (Call 08/17/33)(a)	EUR 400	438,222
Syensqo SA, 2.75%, 12/02/27 (Call 09/02/27)(a)	EUR 200	207,545
VGP NV, 2.25%, 01/17/30 (Call 10/17/29)(a)	EUR 400	355,966
		18,566,625
Security	Par (000)	Value
Canada — 1.3%
407 International Inc.
1.80%, 05/22/25 (Call 04/22/25)(d)	CAD 400	$281,274
2.43%, 05/04/27 (Call 02/04/27)	CAD 200	136,802
2.84%, 03/07/50 (Call 09/07/49)	CAD 400	199,239
3.65%, 09/08/44 (Call 03/08/44)(a)	CAD 100	59,671
3.67%, 03/08/49 (Call 09/08/48)	CAD 200	117,427
3.83%, 05/11/46 (Call 11/11/45)	CAD 200	121,781
3.98%, 09/11/52 (Call 06/11/52)	CAD 25	15,328
4.86%, 07/31/53 (Call 01/31/53)	CAD 300	212,783
Aeroports de Montreal
3.03%, 04/21/50 (Call 10/21/49)	CAD 150	77,976
Series I, 5.47%, 04/16/40	CAD 150	113,704
Aimco Realty Investors LP, Series 4, 2.71%, 06/01/29 (Call 03/01/29)	CAD 200	131,232
Alberta Powerline LP, 4.07%, 12/01/53	CAD 197	120,778
Alectra Inc.
1.75%, 02/11/31 (Call 11/11/30)	CAD 200	120,882
5.23%, 11/14/52 (Call 05/14/52)	CAD 50	37,482
Series A, 2.49%, 05/17/27 (Call 02/17/27)	CAD 150	102,124
Algonquin Power Co., 4.60%, 01/29/29 (Call 10/29/28)	CAD 100	70,537
Alimentation Couche-Tard Inc.
3.06%, 07/26/24 (Call 05/30/24)	CAD 150	108,420
4.01%, 02/12/36 (Call 11/12/35)(a)	EUR 700	735,529
Allied Properties REIT
3.10%, 02/06/32 (Call 11/06/31)	CAD 300	166,710
3.13%, 05/15/28 (Call 03/15/28)	CAD 200	127,220
AltaGas Ltd.
2.16%, 06/10/25 (Call 05/10/25)	CAD 200	140,513
2.17%, 03/16/27 (Call 01/16/27)	CAD 400	268,554
3.98%, 10/04/27 (Call 07/04/27)	CAD 150	105,461
5.60%, 03/14/54 (Call 09/14/53)	CAD 200	140,235
AltaLink LP
3.72%, 12/03/46 (Call 06/03/46)	CAD 50	29,860
3.99%, 06/30/42	CAD 200	127,009
4.09%, 06/30/45 (Call 12/30/44)(a)	CAD 100	63,624
4.92%, 09/17/43	CAD 200	142,821
5.46%, 10/11/55 (Call 04/11/55)	CAD 200	155,425
Bank of Montreal
0.05%, 06/08/29(a)	EUR 400	361,133
0.13%, 01/26/27(a)	EUR 400	389,733
1.55%, 05/28/26 (Call 04/28/26)	CAD 150	102,055
1.76%, 03/10/26 (Call 02/10/26)	CAD 300	206,353
1.93%, 07/22/31 (Call 07/22/26)(b)	CAD 300	203,014
2.08%, 06/17/30 (Call 06/17/25)(b)	CAD 200	140,168
2.28%, 07/29/24	CAD 200	144,281
2.70%, 09/11/24	CAD 200	144,028
2.70%, 12/09/26	CAD 50	34,592
2.75%, 10/13/26(a)	EUR 300	314,581
3.19%, 03/01/28	CAD 500	346,026
3.65%, 04/01/27 (Call 03/01/27)	CAD 500	350,655
4.71%, 12/07/27 (Call 11/07/27)	CAD 600	433,035
5.04%, 05/29/28 (Call 04/29/28)	CAD 1,000	729,725
6.53%, 10/27/32 (Call 10/27/27)(b)	CAD 200	151,138
Bank of Nova Scotia (The)
0.00%, 01/14/27(a)	EUR 450	437,577
0.00%, 12/15/27(a)	EUR 300	283,706
0.00%, 09/14/29(a)	EUR 300	268,154
0.45%, 03/16/26(a)	EUR 700	705,261
1.40%, 11/01/27	CAD 800	521,209
1.85%, 11/02/26	CAD 800	539,778
Schedule of Investments
83

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.95%, 01/10/25	CAD 300	$213,245
2.16%, 02/03/25	CAD 200	142,081
2.88%, 05/03/27(a)	GBP 300	349,290
2.95%, 03/08/27	CAD 300	206,518
3.10%, 02/02/28	CAD 400	276,043
3.25%, 01/18/28(a)	EUR 500	530,125
3.93%, 05/03/32 (Call 05/03/27)(b)	CAD 400	279,516
5.68%, 08/02/33 (Call 08/02/28)(b)	CAD 700	515,102
BCI QuadReal Realty
1.07%, 02/04/26 (Call 01/04/26)	CAD 100	68,046
1.75%, 07/24/30 (Call 04/24/30)	CAD 200	121,114
bcIMC Realty Corp., 3.00%, 03/31/27 (Call 12/31/26)	CAD 100	69,050
Bell Telephone Co. of Canada or Bell Canada
1.65%, 08/16/27 (Call 06/16/27)	CAD 200	132,125
2.50%, 05/14/30 (Call 02/14/30)	CAD 200	126,441
2.75%, 01/29/25 (Call 12/29/24)	CAD 300	214,041
2.90%, 09/10/29 (Call 06/10/29)	CAD 200	131,396
3.00%, 03/17/31 (Call 12/17/30)	CAD 100	63,908
3.35%, 03/12/25 (Call 01/12/25)	CAD 50	35,748
3.50%, 09/30/50 (Call 03/30/50)	CAD 300	153,603
3.55%, 03/02/26 (Call 12/02/25)	CAD 100	70,779
3.60%, 09/29/27 (Call 06/29/27)	CAD 200	139,337
3.80%, 08/21/28 (Call 05/21/28)	CAD 100	69,465
4.05%, 03/17/51 (Call 09/17/50)	CAD 200	112,725
4.35%, 12/18/45 (Call 06/18/45)(a)	CAD 200	120,886
4.45%, 02/27/47 (Call 08/27/46)	CAD 200	122,203
5.15%, 11/14/28 (Call 08/14/28)(a)	CAD 400	292,568
5.15%, 02/09/53 (Call 08/09/52)	CAD 200	134,565
5.85%, 11/10/32 (Call 08/10/32)	CAD 200	150,884
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49 (Call 04/15/49)	CAD 100	50,020
Brookfield Corp., 4.82%, 01/28/26 (Call 10/28/25)	CAD 200	144,736
Brookfield Finance II Inc., 5.43%, 12/14/32 (Call 09/14/32)(a)	CAD 200	144,483
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29 (Call 07/09/29)	CAD 200	133,676
4.19%, 09/11/28 (Call 06/11/28)	CAD 100	70,240
5.44%, 04/25/34 (Call 01/25/34)	CAD 400	287,974
Brookfield Renewable Partners ULC
3.33%, 08/13/50 (Call 02/13/50)	CAD 200	99,953
3.75%, 06/02/25 (Call 03/02/25)	CAD 200	143,086
4.25%, 01/15/29 (Call 10/15/28)	CAD 200	140,705
5.32%, 01/10/54 (Call 07/10/53)	CAD 200	138,880
Bruce Power LP
3.97%, 06/23/26 (Call 03/23/26)	CAD 200	142,274
4.01%, 06/21/29 (Call 03/21/29)	CAD 100	69,964
4.13%, 06/21/33 (Call 03/21/33)	CAD 100	67,412
4.70%, 12/21/27 (Call 11/21/27)	CAD 200	144,474
4.75%, 06/21/49 (Call 12/21/48)(a)	CAD 100	66,856
Calgary Airport Authority (The)
3.55%, 10/07/53 (Call 04/07/53)	CAD 200	112,879
Series A, 3.20%, Series A, 10/07/36 (Call 07/07/36)	CAD 500	300,475
Canadian Imperial Bank of Commerce
0.00%, 04/30/29(a)	EUR 500	452,457
0.04%, 07/09/27(a)	EUR 200	191,361
0.38%, 05/03/24(a)	EUR 300	320,160
0.38%, 03/10/26(a)	EUR 400	402,971
1.96%, 04/21/31 (Call 04/21/26)(b)	CAD 200	136,284
Security	Par (000)	Value
Canada (continued)
2.00%, 04/17/25	CAD 200	$141,089
2.01%, 07/21/30 (Call 07/21/25)(a)(b)	CAD 300	209,335
2.25%, 01/07/27	CAD 300	203,381
2.35%, 08/28/24	CAD 700	504,000
3.30%, 05/26/25	CAD 200	142,750
4.20%, 04/07/32 (Call 04/07/27)(b)	CAD 300	211,243
4.95%, 06/29/27 (Call 05/29/27)	CAD 400	290,531
5.05%, 10/07/27 (Call 09/07/27)	CAD 1,000	728,677
5.33%, 01/20/33 (Call 01/20/28)(b)	CAD 500	362,853
Canadian National Railway Co.
3.05%, 02/08/50 (Call 08/08/49)	CAD 200	102,914
3.20%, 07/31/28 (Call 04/30/28)	CAD 500	344,718
4.70%, 05/10/53 (Call 11/10/52)	CAD 400	273,601
Canadian Natural Resources Ltd.
2.50%, 01/17/28 (Call 11/17/27)	CAD 200	133,304
3.42%, 12/01/26 (Call 09/01/26)	CAD 100	69,981
Canadian Pacific Railway Co.
2.54%, 02/28/28 (Call 12/28/27)	CAD 400	268,944
3.05%, 03/09/50 (Call 09/09/49)	CAD 100	51,403
3.15%, 03/13/29 (Call 12/13/28)	CAD 100	67,840
Canadian Tire Corp. Ltd., 5.37%, 09/16/30 (Call 07/16/30)	CAD 300	219,856
Canadian Western Bank
2.60%, 09/06/24 (Call 08/06/24)	CAD 400	287,905
5.94%, 12/22/32 (Call 12/22/27)(b)	CAD 200	144,837
Capital Power Corp.
4.42%, 02/08/30 (Call 11/08/29)	CAD 100	69,211
5.97%, 01/25/34 (Call 10/25/33)	CAD 400	293,714
Cenovus Energy Inc., 3.60%, 03/10/27 (Call 12/10/26)	CAD 200	140,174
Central 1 Credit Union, 1.32%, 01/29/26	CAD 200	135,904
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29 (Call 03/11/29)	CAD 400	269,568
6.00%, 06/24/32 (Call 03/24/32)	CAD 200	150,493
Series J, 3.55%, 01/10/25 (Call 11/10/24)	CAD 300	215,248
CPPIB Capital Inc., 1.50%, 03/04/33(a)	EUR 500	462,112
CU Inc.
2.96%, 09/07/49 (Call 03/07/49)	CAD 200	102,154
3.17%, 09/05/51 (Call 03/05/51)	CAD 200	104,954
3.55%, 11/22/47 (Call 05/22/47)	CAD 200	115,080
3.96%, 07/27/45 (Call 01/27/45)	CAD 25	15,567
4.09%, 09/02/44 (Call 03/02/44)	CAD 300	190,519
4.54%, 10/24/41	CAD 200	136,521
4.72%, 09/09/43 (Call 03/09/43)	CAD 100	69,434
5.09%, 09/20/53 (Call 03/20/53)	CAD 300	219,203
5.18%, 11/21/35	CAD 100	72,979
Dollarama Inc., 5.17%, 04/26/30 (Call 02/26/30)	CAD 200	146,837
Dream Industrial Real Estate Investment Trust, Series E, 3.97%, Series E, 04/13/26 (Call 03/13/26)	CAD 400	283,545
Enbridge Gas Inc.
2.90%, 04/01/30 (Call 01/01/30)	CAD 400	263,898
3.20%, 09/15/51 (Call 03/15/51)	CAD 500	260,727
3.51%, 11/29/47 (Call 05/29/47)	CAD 200	113,248
4.00%, 08/22/44 (Call 02/22/44)(a)	CAD 50	31,150
4.20%, 06/02/44 (Call 12/02/43)	CAD 200	128,327
4.88%, 06/21/41 (Call 12/21/40)	CAD 150	105,769
Enbridge Gas, Inc., 5.67%, 10/06/53 (Call 04/06/53)	CAD 400	313,790
Enbridge Inc.
2.99%, 10/03/29 (Call 07/03/29)	CAD 400	263,934
84
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.95%, 11/19/24 (Call 08/19/24)	CAD 400	$288,471
4.10%, 09/21/51 (Call 03/21/51)	CAD 300	167,990
4.24%, 08/27/42	CAD 100	59,980
5.76%, 05/26/53 (Call 11/26/52)	CAD 200	144,952
6.51%, 11/09/52 (Call 05/09/52)	CAD 200	160,013
Enbridge Pipelines Inc.
3.45%, 09/29/25 (Call 06/29/25)	CAD 150	106,599
3.52%, 02/22/29 (Call 11/22/28)	CAD 200	136,705
4.20%, 05/12/51 (Call 11/12/50)	CAD 100	57,500
4.33%, 02/22/49 (Call 08/22/48)	CAD 300	177,956
4.55%, 09/29/45 (Call 03/29/45)	CAD 200	124,055
5.33%, 04/06/40	CAD 50	34,760
Energir LP
3.04%, 02/09/32 (Call 11/09/31)	CAD 200	128,049
4.67%, 09/27/32 (Call 06/27/32)	CAD 100	71,430
EPCOR Utilities Inc.
3.11%, 07/08/49 (Call 01/08/49)	CAD 100	52,685
3.29%, 06/28/51 (Call 12/28/50)	CAD 200	107,964
3.55%, 11/27/47 (Call 05/27/47)	CAD 100	57,753
5.33%, 10/03/53 (Call 04/03/53)	CAD 400	303,425
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28 (Call 12/29/27)(a)	EUR 400	408,346
3.95%, 03/03/31 (Call 12/03/30)	CAD 100	66,878
4.23%, 06/14/29 (Call 03/14/29)	CAD 100	69,361
4.25%, 12/06/27 (Call 09/06/27)	CAD 200	140,823
Federation des Caisses Desjardins du Quebec
0.00%, 04/08/26(a)	EUR 100	99,715
0.05%, 11/26/27(a)	EUR 200	189,262
0.25%, 02/08/27(a)	EUR 200	195,040
1.59%, 09/10/26	CAD 200	135,280
1.99%, 05/28/31 (Call 05/28/26)(b)	CAD 150	101,983
2.42%, 10/04/24	CAD 300	215,414
2.86%, 05/26/30 (Call 05/26/25)(b)	CAD 200	141,554
4.41%, 05/19/27	CAD 200	143,029
5.04%, 08/23/32 (Call 08/23/27)(b)	CAD 100	71,996
5.47%, 11/17/28 (Call 10/17/28)	CAD 600	444,956
Finning International Inc., 2.63%, 08/14/26 (Call 06/14/26)	CAD 200	137,832
First Capital REIT
Series R, 4.79%, 08/30/24	CAD 200	144,863
Series V, 3.46%, 01/22/27 (Call 11/22/26)	CAD 100	68,955
FortisAlberta Inc.
2.63%, 06/08/51 (Call 12/08/50)	CAD 200	93,807
3.73%, 09/18/48 (Call 03/18/48)	CAD 100	59,534
4.86%, 05/26/53 (Call 11/26/52)	CAD 200	140,858
FortisBC Energy Inc.
2.82%, 08/09/49 (Call 02/09/49)	CAD 100	49,831
3.67%, 04/09/46 (Call 10/08/45)	CAD 200	118,604
Gibson Energy Inc., 5.75%, 07/12/33 (Call 04/12/33)	CAD 300	222,244
Granite REIT Holdings LP, 2.19%, 08/30/28 (Call 06/30/28)	CAD 200	128,412
Greater Toronto Airports Authority
2.73%, 04/03/29 (Call 01/03/29)	CAD 600	402,760
2.75%, 10/17/39 (Call 04/17/39)	CAD 200	110,844
3.26%, 06/01/37 (Call 12/01/36)	CAD 350	212,661
Great-West Lifeco Inc.
2.98%, 07/08/50 (Call 01/08/50)	CAD 200	101,051
3.34%, 02/28/28 (Call 11/28/27)	CAD 200	138,989
H&R Real Estate Investment Trust
2.91%, 06/02/26 (Call 05/02/26)	CAD 200	137,519
Security	Par (000)	Value
Canada (continued)
4.07%, 06/16/25 (Call 05/16/25)	CAD 100	$71,357
Honda Canada Finance Inc., 1.65%, 02/25/28	CAD 200	129,537
Hydro One Inc.
2.77%, 02/24/26 (Call 11/24/25)	CAD 150	105,164
2.97%, 06/26/25 (Call 04/26/25)	CAD 150	106,566
3.64%, 04/05/50 (Call 10/05/49)	CAD 300	174,185
3.72%, 11/18/47 (Call 05/18/47)	CAD 350	207,811
3.91%, 02/23/46 (Call 08/23/45)	CAD 200	123,202
4.16%, 01/27/33 (Call 10/27/32)	CAD 200	139,055
4.59%, 10/09/43 (Call 04/09/43)	CAD 200	136,826
4.85%, 11/30/54 (Call 05/30/54)	CAD 200	141,221
4.91%, 01/27/28 (Call 12/27/27)	CAD 100	73,305
6.03%, 03/03/39	CAD 300	239,424
6.93%, 06/01/32	CAD 130	106,909
Hydro One Ltd., 1.41%, 10/15/27 (Call 08/15/27)	CAD 600	393,248
Hyundai Capital Canada Inc., 5.57%, 03/08/28 (Call 02/08/28)	CAD 200	147,844
IGM Financial Inc.
4.12%, 12/09/47 (Call 06/09/47)	CAD 200	122,215
5.43%, 05/26/53 (Call 11/26/52)	CAD 200	148,277
Intact Financial Corp.
2.18%, 05/18/28 (Call 03/18/28)	CAD 100	66,258
2.85%, 06/07/27 (Call 03/07/27)(a)	CAD 200	137,544
2.95%, 12/16/50 (Call 06/16/50)	CAD 100	50,003
3.77%, 05/20/53 (Call 11/20/52)	CAD 100	57,467
Inter Pipeline Ltd., 5.71%, 05/29/30 (Call 03/29/30)	CAD 600	437,124
Inter Pipeline Ltd./AB
3.17%, 03/24/25 (Call 12/24/24)	CAD 200	142,420
3.48%, 12/16/26 (Call 09/16/26)	CAD 100	69,420
5.09%, 11/27/51 (Call 05/27/51)	CAD 150	91,442
5.85%, 05/18/32 (Call 02/18/32)	CAD 200	144,232
Series 12, 3.98%, Series 12, 11/25/31 (Call 08/25/31)	CAD 200	128,811
Keyera Corp.
3.93%, 06/21/28 (Call 03/21/28)	CAD 200	139,339
5.66%, 01/04/54 (Call 07/04/53)	CAD 200	141,541
Liberty Utilities Canada LP, 3.32%, 02/14/50 (Call 08/14/49)	CAD 100	50,935
Loblaw Companies Ltd.
2.28%, 05/07/30 (Call 02/07/30)	CAD 200	126,469
4.49%, 12/11/28 (Call 09/11/28)	CAD 150	107,533
5.12%, 03/04/54 (Call 09/04/53)	CAD 200	139,270
5.34%, 09/13/52 (Call 03/13/52)	CAD 100	71,848
Lower Mattagami Energy LP
2.43%, 05/14/31 (Call 02/14/31)	CAD 300	189,387
3.42%, 06/20/24	CAD 300	217,385
Manulife Bank of Canada
1.54%, 09/14/26	CAD 300	202,119
2.86%, 02/16/27	CAD 200	137,847
Manulife Financial Corp.
2.82%, 05/13/35 (Call 05/13/30)(b)	CAD 200	127,676
5.05%, 02/23/34 (Call 02/23/29)(b)	CAD 400	288,835
5.41%, 03/10/33 (Call 03/10/28)(b)	CAD 600	439,353
Metro Inc./CN
3.39%, 12/06/27 (Call 09/06/27)	CAD 150	104,009
3.41%, 02/28/50 (Call 08/28/49)	CAD 200	105,594
4.27%, 12/04/47 (Call 06/04/47)	CAD 100	61,675
National Bank of Canada
0.00%, 09/29/26(a)	EUR 700	687,127
1.53%, 06/15/26	CAD 100	67,893
Schedule of Investments
85

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.57%, 08/18/26 (Call 08/18/25)(b)	CAD 200	$138,782
2.55%, 07/12/24	CAD 300	216,834
3.75%, 05/02/29(a)	EUR 800	850,115
5.02%, 02/01/29	CAD 400	291,352
5.22%, 06/14/28	CAD 600	440,432
5.43%, 08/16/32 (Call 08/16/27)(b)	CAD 400	291,227
NAV Canada
2.06%, 05/29/30 (Call 02/28/30)	CAD 200	126,069
3.21%, 09/29/50 (Call 03/29/50)	CAD 100	55,180
Nissan Canada Inc., 2.10%, 09/22/25	CAD 200	138,656
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31 (Call 03/01/31)(a)	CAD 400	254,110
3.75%, 06/01/51 (Call 12/01/50)(a)	CAD 200	114,782
4.05%, 07/22/44 (Call 01/24/44)(a)	CAD 150	92,872
Series G, 4.75%, 06/01/37 (Call 12/01/36)(a)	CAD 50	34,818
Series J, 2.80%, 06/01/27 (Call 03/01/27)	CAD 200	136,955
Series K, 3.65%, 06/01/35 (Call 12/01/34)	CAD 200	127,121
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD 135	89,784
Nova Scotia Power Inc.
3.31%, 04/25/50 (Call 10/25/49)	CAD 150	75,742
4.50%, 07/20/43 (Call 01/20/43)(a)	CAD 100	63,690
4.95%, 11/15/32 (Call 08/15/32)	CAD 150	106,513
5.36%, 03/24/53 (Call 09/24/52)	CAD 200	141,431
OMERS Realty Corp.
3.63%, 06/05/30 (Call 03/05/30)	CAD 200	135,482
4.54%, 04/09/29 (Call 02/09/29)	CAD 100	71,711
Ontario Power Generation Inc.
2.98%, 09/13/29 (Call 06/13/29)	CAD 300	200,704
3.22%, 04/08/30 (Call 01/08/30)	CAD 300	200,805
3.65%, 09/13/50 (Call 03/13/50)	CAD 100	56,511
4.25%, 01/18/49 (Call 07/18/48)	CAD 100	62,991
Pembina Pipeline Corp.
3.31%, 02/01/30 (Call 11/01/29)	CAD 200	132,808
3.53%, 12/10/31 (Call 09/10/31)	CAD 600	388,805
3.62%, 04/03/29 (Call 01/03/29)(a)	CAD 250	171,045
4.02%, 03/27/28 (Call 12/27/27)(a)	CAD 200	140,556
4.49%, 12/10/51 (Call 06/10/51)	CAD 100	59,158
4.54%, 04/03/49 (Call 10/03/48)(a)	CAD 200	120,469
4.67%, 05/28/50 (Call 11/28/49)	CAD 200	122,477
4.75%, 04/30/43 (Call 10/30/42)	CAD 100	63,551
4.81%, 03/25/44 (Call 09/25/43)(a)	CAD 25	15,956
Series 11, 4.75%, 03/26/48 (Call 09/26/47)	CAD 150	93,635
Power Corp. of Canada, 4.46%, 07/27/48 (Call 01/27/48)	CAD 100	65,355
Primaris Real Estate Investment Trust, 4.73%, 03/30/27 (Call 02/28/27)	CAD 200	142,119
Reliance LP
2.67%, 08/01/28 (Call 06/01/28)	CAD 100	64,991
3.75%, 03/15/26 (Call 01/15/26)	CAD 200	141,030
RioCan Real Estate Investment Trust
2.58%, 02/12/25 (Call 01/12/25)	CAD 400	284,462
4.63%, 05/01/29 (Call 03/01/29)	CAD 200	139,465
Rogers Communications Inc.
2.90%, 12/09/30 (Call 09/09/30)	CAD 200	127,104
3.25%, 05/01/29 (Call 02/01/29)	CAD 300	200,667
3.75%, 04/15/29 (Call 02/15/29)	CAD 200	137,025
4.25%, 04/15/32 (Call 01/15/32)	CAD 200	135,404
4.25%, 12/09/49 (Call 06/09/49)	CAD 100	58,150
4.40%, 11/02/28 (Call 08/02/28)	CAD 350	247,711
Security	Par (000)	Value
Canada (continued)
5.25%, 04/15/52 (Call 10/15/51)	CAD 200	$135,115
5.80%, 09/21/30 (Call 07/21/30)	CAD 500	375,248
5.90%, 09/21/33 (Call 06/21/33)	CAD 600	451,952
6.11%, 08/25/40 (Call 02/25/40)	CAD 25	18,736
6.56%, 03/22/41 (Call 09/22/40)	CAD 200	157,020
Royal Bank of Canada
0.00%, 01/21/27(a)	EUR 500	486,091
0.00%, 10/05/28(a)	EUR 300	276,631
0.05%, 06/19/26(a)	EUR 200	198,389
0.13%, 03/25/25(a)	EUR 200	207,224
0.13%, 04/26/27(a)	EUR 500	484,153
0.63%, 09/10/25(a)	EUR 200	205,372
1.13%, 12/15/25(a)	GBP 400	467,909
1.67%, 01/28/33 (Call 01/28/28)(b)	CAD 200	128,650
1.75%, 06/08/29(a)	EUR 200	197,252
1.83%, 07/31/28	CAD 200	130,069
1.94%, 05/01/25	CAD 150	105,689
2.09%, 06/30/30 (Call 06/30/25)(b)	CAD 200	139,971
2.14%, 11/03/31 (Call 11/03/26)(b)	CAD 300	202,398
2.33%, 01/28/27	CAD 200	135,983
2.35%, 07/02/24	CAD 50	36,152
2.38%, 09/13/27(a)	EUR 392	404,263
2.61%, 11/01/24	CAD 600	430,427
2.94%, 05/03/32 (Call 05/03/27)(b)	CAD 300	204,551
3.37%, 09/29/25	CAD 500	354,541
4.13%, 07/05/28(a)	EUR 300	325,364
4.61%, 07/26/27	CAD 500	360,275
4.63%, 05/01/28	CAD 300	216,174
4.64%, 01/17/28	CAD 300	216,361
5.01%, 02/01/33 (Call 02/01/28)(b)	CAD 400	288,346
5.23%, 06/24/30	CAD 200	147,801
5.34%, 06/23/26	CAD 500	365,836
Royal Bank of Canada/Toronto
0.00%, 09/14/26(a)	EUR 400	393,499
3.40%, 03/24/25	CAD 500	357,997
3.63%, 03/07/28(a)	EUR 200	215,360
Sagen MI Canada Inc., 3.26%, 03/05/31 (Call 12/05/30)	CAD 200	122,131
Saputo Inc.
1.42%, 06/19/26 (Call 05/19/26)	CAD 200	134,779
2.24%, 06/16/27 (Call 04/16/27)	CAD 200	133,938
2.30%, 06/22/28 (Call 04/22/28)	CAD 200	130,889
Sienna Senior Living Inc., Series A, 3.11%, 11/04/24 (Call 10/04/24)	CAD 200	143,055
SmartCentres Real Estate Investment Trust, 3.53%, 12/20/29 (Call 09/20/29)	CAD 200	130,603
Stantec Inc., 2.05%, 10/08/27 (Call 08/08/27)	CAD 200	131,695
Sun Life Financial Inc.
2.80%, 11/21/33 (Call 11/21/28)(b)	CAD 300	198,053
3.15%, 11/18/36 (Call 11/18/31)(b)	CAD 300	189,587
5.40%, 05/29/42 (Call 05/29/37)(b)	CAD 100	72,461
Sun Life Financial, Inc., 5.50%, 07/04/35 (Call 07/04/30)(b)	CAD 200	147,863
Suncor Energy Inc.
3.95%, 03/04/51 (Call 09/04/50)	CAD 100	56,440
5.00%, 04/09/30 (Call 01/09/30)	CAD 188	134,962
TELUS Corp.
3.15%, 02/19/30 (Call 11/19/29)	CAD 100	65,857
3.30%, 05/02/29 (Call 02/02/29)	CAD 300	202,091
3.75%, 01/17/25 (Call 10/17/24)	CAD 200	143,803
3.75%, 03/10/26 (Call 12/10/25)	CAD 150	106,535
86
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.95%, 02/16/50 (Call 08/16/49)	CAD 300	$165,552
4.10%, 04/05/51 (Call 10/05/50)	CAD 200	112,520
4.75%, 01/17/45 (Call 07/17/44)	CAD 100	63,548
4.85%, 04/05/44 (Call 10/05/43)	CAD 100	64,554
4.95%, 03/28/33 (Call 12/28/32)	CAD 200	141,500
5.10%, 02/15/34 (Call 11/15/33)	CAD 400	284,756
5.15%, 11/26/43 (Call 05/26/43)	CAD 100	67,300
5.25%, 11/15/32 (Call 08/15/32)	CAD 200	144,875
5.75%, 09/08/33 (Call 06/08/33)	CAD 300	224,335
5.95%, 09/08/53 (Call 03/08/53)	CAD 200	149,419
Teranet Holdings LP
3.72%, 02/23/29 (Call 12/23/28)	CAD 100	66,538
6.10%, 06/17/41	CAD 100	70,561
Thomson Reuters Corp., 2.24%, 05/14/25 (Call 04/14/25)	CAD 200	140,933
Toronto Hydro Corp.
2.43%, 12/11/29 (Call 09/11/29)	CAD 200	130,310
2.47%, 10/20/31 (Call 07/20/31)	CAD 300	188,015
2.52%, 08/25/26 (Call 05/25/26)	CAD 200	138,194
3.55%, 07/28/45 (Call 01/28/45)	CAD 200	118,046
Toronto-Dominion Bank (The)
0.63%, 06/06/25(a)	EUR 200	206,692
1.13%, 12/09/25	CAD 600	411,465
1.71%, 07/28/25(a)	EUR 600	626,193
1.89%, 03/08/28	CAD 800	526,071
1.90%, 09/11/28	CAD 400	259,928
1.94%, 03/13/25	CAD 50	35,365
1.95%, 04/08/30(a)	EUR 516	499,118
2.26%, 01/07/27	CAD 500	339,425
2.50%, 12/02/24	CAD 300	214,596
2.67%, 09/09/25	CAD 400	281,227
3.06%, 01/26/32 (Call 01/26/27)(a)(b)	CAD 200	137,345
3.19%, 02/16/29(a)	EUR 600	636,548
3.25%, 04/27/26(a)	EUR 400	424,744
3.25%, 02/16/34(a)	EUR 200	212,217
3.56%, 04/16/31(a)	EUR 900	948,407
3.63%, 12/13/29(a)	EUR 200	212,010
3.67%, 09/08/31(a)	EUR 200	218,599
3.72%, 03/13/30(a)	EUR 200	217,707
3.88%, 03/13/26(a)	EUR 700	751,596
4.21%, 06/01/27	CAD 400	284,793
4.34%, 01/27/26	CAD 200	143,587
4.48%, 01/18/28	CAD 300	215,226
4.86%, 03/04/31 (Call 03/04/26)(b)	CAD 200	144,302
5.38%, 10/21/27	CAD 300	221,283
5.49%, 09/08/28	CAD 800	595,400
Series 28, 0.10%, 07/19/27(a)	EUR 600	575,697
Toyota Credit Canada Inc.
1.18%, 02/23/26	CAD 200	136,109
2.31%, 10/23/24(a)	CAD 200	143,395
4.33%, 01/24/28(a)	CAD 200	142,782
TransCanada PipeLines Ltd.
2.97%, 06/09/31 (Call 03/09/31)	CAD 300	190,392
3.00%, 09/18/29 (Call 06/18/29)(a)	CAD 400	264,441
3.30%, 07/17/25 (Call 04/17/25)(a)	CAD 300	213,493
3.39%, 03/15/28 (Call 12/15/27)	CAD 150	103,471
3.80%, 04/05/27 (Call 02/05/27)	CAD 400	281,495
4.18%, 07/03/48 (Call 01/03/48)(a)	CAD 200	115,455
4.33%, 09/16/47 (Call 03/16/47)	CAD 300	177,976
4.34%, 10/15/49 (Call 04/15/49)(a)	CAD 200	118,089
4.35%, 06/06/46 (Call 12/06/45)	CAD 250	149,606
Security	Par (000)	Value
Canada (continued)
5.33%, 05/12/32 (Call 02/12/32)	CAD 200	$146,146
Vancouver Airport Authority
1.76%, 09/20/30 (Call 06/20/30)	CAD 200	122,739
2.80%, 09/21/50 (Call 03/21/50)	CAD 150	74,979
Westcoast Energy Inc.
3.77%, 12/08/25 (Call 09/08/25)	CAD 100	71,129
4.79%, 10/28/41	CAD 200	133,503
WSP Global Inc., 2.41%, 04/19/28 (Call 02/19/28)	CAD 200	131,902
		76,201,091
China — 0.1%
Bank of China Ltd./Luxembourg, 4.00%, 10/19/26(a)	EUR 300	318,237
Bright Food Singapore Holdings Pte Ltd., 1.75%, 07/22/25(a)	EUR 600	618,166
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR 200	206,007
China Construction Bank Corp. Luxembourg Branch, 3.88%, 11/30/26(a)	EUR 100	106,705
Industrial & Commercial Bank of China Ltd., 4.13%, 10/25/26(a)	EUR 200	213,970
Prosus NV
1.54%, 08/03/28 (Call 05/03/28)(a)	EUR 600	567,343
1.99%, 07/13/33 (Call 04/13/33)(a)	EUR 500	414,543
State Grid Overseas Investment BVI Ltd., 1.38%, 05/02/25(a)	EUR 605	628,258
		3,073,229
Czech Republic — 0.1%
Ceska sporitelna A/S, 0.50%, 09/13/28 (Call 09/13/27), (3-mo. EURIBOR + 0.780%)(a)(b)	EUR 500	466,029
CEZ AS
0.88%, 12/02/26 (Call 09/02/26)(a)	EUR 750	739,784
3.00%, 06/05/28(a)	EUR 375	386,153
4.88%, 04/16/25(a)	EUR 201	216,142
CPI Property Group SA
1.63%, 04/23/27 (Call 01/23/27)(a)	EUR 300	269,714
1.75%, 01/14/30 (Call 10/14/29)(a)	EUR 400	316,519
2.75%, 01/22/28 (Call 10/22/27)(a)	GBP 100	101,443
EP Infrastructure AS, 2.05%, 10/09/28 (Call 07/09/28)(a)	EUR 200	185,771
		2,681,555
Denmark — 0.3%
AP Moller - Maersk A/S
1.75%, 03/16/26 (Call 12/16/25)(a)	EUR 500	513,632
4.13%, 03/05/36 (Call 12/05/35)(a)	EUR 300	318,414
Carlsberg Breweries AS, 0.88%, 07/01/29 (Call 04/01/29)(a)	EUR 304	283,615
Danfoss Finance II BV, 0.75%, 04/28/31 (Call 01/28/31)(a)	EUR 300	259,660
Danmarks Skibskredit AS, 0.13%, 03/20/25(a)	EUR 300	309,512
Danske Bank A/S
0.75%, 11/22/27(a)	EUR 200	194,926
1.38%, 02/17/27 (Call 02/17/26), (1-year EUR Swap + 0.850%)(a)(b)	EUR 392	399,134
4.13%, 01/10/31 (Call 01/10/30), (1-year EUR Swap + 1.250%)(a)(b)	EUR 583	633,339
DSV Finance BV
0.75%, 07/05/33 (Call 04/05/33)(a)	EUR 200	164,107
0.88%, 09/17/36 (Call 06/17/36)(a)	EUR 100	76,162
Schedule of Investments
87

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Denmark (continued)
DSV Finance BV Co., 1.38%, 03/16/30 (Call 12/16/29)(a)	EUR 300	$282,695
ISS Global A/S
1.50%, 08/31/27 (Call 05/31/27)(a)	EUR 200	197,494
2.13%, 12/02/24 (Call 09/02/24)(a)	EUR 400	422,104
Jyske Bank AS, 5.50%, 11/16/27 (Call 11/16/26)(a)	EUR 550	607,737
Jyske Realkredit A/S
0.38%, 04/01/25(a)	EUR 300	310,763
0.50%, 10/01/26(a)	EUR 300	298,487
3.25%, 07/01/30(a)	EUR 200	213,817
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/26	DKK 4,000	547,977
1.00%, 10/01/26	DKK 10,500	1,424,231
1.00%, 04/01/27	DKK 1,600	214,969
Nykredit Realkredit AS
0.38%, 01/17/28(a)	EUR 300	281,197
0.63%, 01/17/25(a)	EUR 200	208,622
0.75%, 01/20/27	EUR 400	392,876
1.00%, 01/01/28(a)	DKK 3,000	397,650
1.38%, 07/12/27(a)	EUR 300	297,161
2.00%, 01/01/26(a)	DKK 2,000	279,723
Series 13H, 1.00%, 07/01/26(a)	DKK 15,000	2,044,124
Series 13H, 1.00%, 01/01/27	DKK 10,000	1,349,889
Orsted AS
1.50%, 11/26/29 (Call 08/26/29)(a)	EUR 680	648,250
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP 400	454,208
2.88%, 06/14/33 (Call 03/14/33)(a)	EUR 700	695,411
5.13%, 09/13/34 (Call 06/13/34)(a)	GBP 500	600,660
5.75%, 04/09/40(a)	GBP 300	372,747
TDC Net AS, 6.50%, 06/01/31 (Call 03/01/31)(a)	EUR 200	226,735
Vestas Wind Systems Finance BV, 2.00%, 06/15/34 (Call 03/15/34)(a)	EUR 300	271,658
		16,193,686
Estonia — 0.0%
Luminor Bank AS, 0.00%, 03/11/25	EUR 100	103,326
Finland — 0.3%
Aktia Bank OYJ, 3.38%, 05/31/27(a)	EUR 200	213,518
Danske Mortgage Bank PLC
0.00%, 11/24/26(a)	EUR 200	195,987
0.00%, 01/14/28(a)	EUR 200	188,531
2.13%, 09/16/25(a)	EUR 200	209,316
3.13%, 01/12/27(a)	EUR 300	318,134
Fortum OYJ
1.63%, 02/27/26 (Call 11/27/25)(a)	EUR 600	613,827
4.50%, 05/26/33 (Call 02/26/33)(a)	EUR 300	332,591
Kojamo OYJ, 2.00%, 03/31/26 (Call 12/31/25)(a)	EUR 200	204,561
Kuntarahoitus OYJ
0.00%, 03/02/31(a)	EUR 900	782,736
0.05%, 09/10/35(a)	EUR 250	188,673
0.63%, 11/26/26(a)	EUR 300	300,200
0.75%, 09/07/27(a)	EUR 150	148,141
1.25%, 02/23/33(a)	EUR 200	183,490
3.00%, 09/25/28(a)	EUR 500	531,837
Neste Oyj, 3.88%, 03/16/29 (Call 12/16/28)(a)	EUR 200	215,151
Nokia OYJ, 3.13%, 05/15/28 (Call 02/15/28)(a)	EUR 500	519,289
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR 540	541,113
0.50%, 05/14/27(a)	EUR 750	735,937
0.50%, 11/02/28(a)	EUR 750	698,745
Security	Par (000)	Value
Finland (continued)
1.13%, 09/27/27(a)	EUR 200	$198,829
1.63%, 12/09/32 (Call 09/09/27), (5-year GUK +1.300%)(a)(b)	GBP 200	215,050
2.88%, 08/24/32(a)	EUR 200	201,570
3.63%, 03/15/34(a)	EUR 500	527,198
Nordea Kiinnitysluottopankki OYJ
0.13%, 06/18/27(a)	EUR 350	338,181
0.63%, 05/23/25(a)	EUR 200	206,909
0.63%, 03/17/27(a)	EUR 700	691,494
1.00%, 03/30/29(a)	EUR 800	769,818
1.38%, 02/28/33(a)	EUR 100	92,018
3.00%, 02/20/30(a)	EUR 400	422,529
Series FI43, 1.00%, 11/05/24(a)	EUR 150	157,887
OP Corporate Bank PLC
0.50%, 08/12/25(a)	EUR 835	856,020
0.63%, 07/27/27(a)	EUR 500	485,216
4.00%, 06/13/28(a)	EUR 400	435,085
OP Mortgage Bank
0.00%, 11/19/30(a)	EUR 500	434,304
0.63%, 09/01/25(a)	EUR 490	503,184
0.63%, 02/15/29(a)	EUR 700	659,790
Sampo OYJ
2.25%, 09/27/30 (Call 06/27/30)(a)	EUR 350	343,854
2.50%, 09/03/52 (Call 06/03/32), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 100	90,446
3.38%, 05/23/49 (Call 05/23/29), (3-mo. EURIBOR + 4.050%)(a)(b)	EUR 110	110,274
SATO OYJ, 1.38%, 02/24/28 (Call 11/24/27)(a)	EUR 100	93,824
SP-Kiinnitysluottopankki OYJ, 3.13%, 11/01/27	EUR 200	211,431
Stora Enso OYJ, 2.50%, 03/21/28 (Call 12/21/27)(a)	EUR 200	202,376
Teollisuuden Voima OYJ, 2.63%, 03/31/27 (Call 12/31/26)(a)	EUR 594	609,063
UPM-Kymmene OYJ, 2.25%, 05/23/29 (Call 02/23/29)(a)	EUR 300	300,389
		16,278,516
France — 3.0%
Aeroports de Paris SA
2.13%, 10/11/38 (Call 07/11/38)(a)	EUR 200	179,807
2.75%, 06/05/28(a)	EUR 600	624,577
2.75%, 04/02/30 (Call 01/02/30)(a)	EUR 800	818,273
Air Liquide Finance SA
0.63%, 06/20/30 (Call 03/20/30)(a)	EUR 400	362,583
2.88%, 09/16/32 (Call 06/16/32)(a)	EUR 200	205,556
Airbus SE
0.88%, 05/13/26 (Call 02/13/26)(a)	EUR 200	202,350
1.38%, 05/13/31 (Call 02/13/31)(a)	EUR 200	187,222
1.63%, 06/09/30 (Call 03/09/30)(a)	EUR 500	482,079
2.00%, 04/07/28 (Call 01/07/28)(a)	EUR 300	304,457
2.38%, 04/07/32 (Call 01/07/32)(a)	EUR 380	377,226
2.38%, 06/09/40 (Call 03/09/40)(a)	EUR 300	265,410
ALD SA
1.25%, 03/02/26(a)	EUR 400	407,103
3.88%, 01/24/28(a)	EUR 300	319,548
4.00%, 01/24/31(a)	EUR 200	213,634
Alstom SA, 0.00%, 01/11/29 (Call 10/11/28)(a)	EUR 500	439,517
Altarea SCA, 1.88%, 01/17/28 (Call 10/17/27)(a)	EUR 100	95,471
APRR SA
1.25%, 01/06/27 (Call 10/06/26)(a)	EUR 500	503,009
1.25%, 01/14/27 (Call 10/14/26)(a)	EUR 100	100,739
1.63%, 01/13/32 (Call 10/13/31)(a)	EUR 300	278,976
88
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
1.88%, 01/15/25 (Call 10/15/24)(a)	EUR 500	$526,694
Arkea Home Loans SFH SA
0.00%, 10/04/30(a)	EUR 200	174,202
0.75%, 10/05/27(a)	EUR 200	195,750
3.00%, 03/30/27(a)	EUR 300	316,885
3.25%, 08/01/33(a)	EUR 200	213,484
Arkea Public Sector SCF SA
0.13%, 01/15/30(a)	EUR 400	358,525
3.25%, 01/10/31(a)	EUR 1,000	1,067,858
Arkema SA
0.75%, 12/03/29 (Call 09/03/29)(a)	EUR 300	272,839
1.50%, 04/20/27 (Call 01/20/27)(a)	EUR 500	502,035
1.50%, (Call 10/21/25), (5-year EUR Swap + 1.571%)(a)(b)(c)	EUR 300	303,288
Arval Service Lease SA/France
0.88%, 02/17/25 (Call 11/17/24)(a)	EUR 500	521,297
4.13%, 04/13/26 (Call 01/13/26)(a)	EUR 600	641,889
Autoroutes du Sud de la France SA
1.13%, 04/20/26 (Call 01/20/26)(a)	EUR 500	508,821
1.38%, 06/27/28 (Call 03/27/28)(a)	EUR 300	295,395
1.38%, 02/21/31 (Call 11/21/30)(a)	EUR 600	558,068
2.75%, 09/02/32 (Call 06/02/32)(a)	EUR 600	603,727
AXA Bank Europe SCF
0.50%, 04/18/25(a)	EUR 400	414,061
1.38%, 04/18/33(a)	EUR 300	274,092
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)	EUR 300	269,090
AXA SA
1.38%, 10/07/41 (Call 04/07/31), (3-mo. EURIBOR + 2.400%)(a)(b)	EUR 200	174,626
3.25%, 05/28/49 (Call 05/28/29), (3-mo. EURIBOR + 3.200%)(a)(b)	EUR 550	556,331
3.75%, 10/12/30 (Call 07/12/30)(a)	EUR 500	546,572
4.25%, 03/10/43 (Call 09/10/32), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 300	313,603
5.50%, 07/11/43 (Call 01/11/33), (3-mo. EURIBOR + 3.600%)(a)(b)	EUR 300	340,324
Banque Federative du Credit Mutuel SA
0.00%, 03/07/25(a)	EUR 700	723,977
0.00%, 05/11/26(a)	EUR 500	495,190
0.10%, 10/08/27(a)	EUR 400	378,899
0.25%, 06/29/28(a)	EUR 700	651,360
0.63%, 11/03/28(a)	EUR 500	462,527
0.63%, 02/21/31(a)	EUR 800	689,133
0.75%, 06/08/26(a)	EUR 500	501,405
0.75%, 01/17/30(a)	EUR 700	625,826
1.25%, 01/14/25(a)	EUR 400	419,563
1.25%, 12/05/25(a)	GBP 500	584,417
1.63%, 01/19/26(a)	EUR 200	206,180
1.63%, 11/15/27(a)	EUR 300	294,760
1.75%, 03/15/29(a)	EUR 300	290,075
1.88%, 11/04/26(a)	EUR 100	101,268
1.88%, 06/18/29(a)	EUR 400	383,851
2.38%, 03/24/26(a)	EUR 500	517,460
2.63%, 11/06/29(a)	EUR 700	700,101
3.63%, 09/14/32(a)	EUR 600	639,031
3.75%, 02/03/34(a)	EUR 200	213,010
4.38%, 05/02/30(a)	EUR 200	217,860
Banque Stellantis France SACA, 0.63%, 06/21/24 (Call 05/30/24)(a)	EUR 400	424,907
BNP Paribas Cardif SA, 4.03%, (Call 11/25/25), (3-mo. EURIBOR + 3.930%)(a)(b)(c)	EUR 400	421,817
Security	Par (000)	Value
France (continued)
BNP Paribas Home Loan SFH SA
0.38%, 07/22/24(a)	EUR 200	$211,848
3.00%, 01/31/30(a)	EUR 900	949,934
BNP Paribas SA
0.50%, 02/19/28 (Call 02/19/27), (3-mo. EURIBOR + 0.730%)(a)(b)	EUR 800	776,369
0.50%, 01/19/30 (Call 01/19/29), (3-mo. EURIBOR + 0.830%)(a)(b)	EUR 700	636,595
0.63%, 12/03/32(a)	EUR 600	486,127
0.88%, 08/31/33 (Call 08/31/28)(a)(b)	EUR 300	276,118
1.13%, 04/17/29 (Call 04/17/28), (3-mo. EURIBOR + 1.350%)(a)(b)	EUR 700	671,021
1.13%, 01/15/32 (Call 01/15/27), (5-year EUR Swap + 1.200%)(a)(b)	EUR 600	584,957
1.25%, 07/13/31(a)	GBP 300	282,876
1.38%, 05/28/29(a)	EUR 700	663,101
1.50%, 11/17/25(a)	EUR 500	515,513
1.88%, 12/14/27(a)	GBP 400	443,663
2.00%, 09/13/36(a)	GBP 200	172,974
2.13%, 01/23/27 (Call 01/23/26), (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 900	931,284
2.54%, 07/13/29 (Call 07/13/28)(b)	CAD 200	130,706
2.75%, 01/27/26(a)	EUR 200	208,780
2.88%, 10/01/26(a)	EUR 480	498,851
3.38%, 01/23/26(a)	GBP 600	722,828
3.63%, 09/01/29(a)	EUR 600	633,391
4.13%, 09/26/32 (Call 09/26/31), (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 900	983,085
4.13%, 05/24/33(a)	EUR 300	332,358
Bouygues SA
1.38%, 06/07/27 (Call 03/07/27)(a)	EUR 600	601,553
2.25%, 06/29/29 (Call 03/29/29)(a)	EUR 400	401,843
3.25%, 06/30/37 (Call 03/30/37)(a)	EUR 400	403,050
4.63%, 06/07/32 (Call 03/07/32)(a)	EUR 400	453,865
BPCE SA
0.25%, 01/15/26(a)	EUR 700	704,095
0.25%, 01/14/31(a)	EUR 700	598,641
0.50%, 02/24/27(a)	EUR 800	779,157
0.50%, 01/14/28 (Call 01/14/27), (3-mo. EURIBOR + 0.600%)(a)(b)	EUR 500	486,491
0.63%, 09/26/24(a)	EUR 300	315,887
0.63%, 04/28/25(a)	EUR 700	724,448
1.00%, 01/14/32(a)	EUR 500	431,118
1.63%, 03/02/29 (Call 03/02/28), (3-mo. EURIBOR + 1.100%)(a)(b)	EUR 600	586,950
1.75%, 02/02/34 (Call 02/02/29), (5-year EUR Swap + 1.570%)(a)(b)	EUR 400	377,686
3.00%, 07/19/24(a)	EUR 200	212,966
3.88%, 01/25/36(a)	EUR 600	639,274
4.50%, 01/13/33(a)	EUR 500	551,723
4.63%, 03/02/30 (Call 03/02/29), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 200	219,094
5.13%, 01/25/35 (Call 01/25/30), (5-year EUR Swap + 2.500%)(a)(b)	EUR 300	327,374
5.25%, 04/16/29(a)	GBP 400	482,007
BPCE SFH SA
0.00%, 11/10/27(a)	EUR 200	190,358
0.00%, 03/23/28(a)	EUR 100	94,105
0.00%, 05/27/30(a)	EUR 300	264,017
0.00%, 03/18/31(a)	EUR 300	257,365
0.13%, 12/03/30(a)	EUR 500	436,762
Schedule of Investments
89

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
0.38%, 03/18/41(a)	EUR 200	$132,991
0.50%, 01/23/35(a)	EUR 300	240,704
0.63%, 09/22/27(a)	EUR 400	390,692
0.63%, 05/29/31(a)	EUR 400	357,014
0.75%, 09/02/25(a)	EUR 500	514,513
0.75%, 02/23/29(a)	EUR 600	570,159
0.88%, 04/13/28(a)	EUR 600	583,677
1.00%, 06/08/29(a)	EUR 200	191,129
1.13%, 04/12/30(a)	EUR 1,200	1,136,214
1.75%, 06/27/24(a)	EUR 200	212,770
3.00%, 10/17/29(a)	EUR 200	210,848
3.13%, 01/24/28(a)	EUR 700	742,525
3.25%, 04/12/28(a)	EUR 500	532,759
3.38%, 06/27/33(a)	EUR 300	323,332
Caisse de Refinancement de l'Habitat SA
0.00%, 02/07/28(a)	EUR 400	377,936
0.00%, 10/08/29(a)	EUR 500	449,679
0.13%, 04/30/27(a)	EUR 300	290,981
3.00%, 01/12/34(a)	EUR 700	732,765
3.13%, 02/23/33(a)	EUR 200	211,728
3.38%, 06/28/32(a)	EUR 400	432,199
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR 200	208,054
6.00%, 01/23/27	EUR 400	447,933
Capgemini SE
0.63%, 06/23/25 (Call 03/23/25)(a)	EUR 300	309,334
1.13%, 06/23/30 (Call 03/23/30)(a)	EUR 200	186,265
2.00%, 04/15/29 (Call 01/15/29)(a)	EUR 400	400,271
2.38%, 04/15/32 (Call 01/15/32)(a)	EUR 600	587,683
Carmila SA, 1.63%, 04/01/29 (Call 01/01/29)(a)	EUR 100	94,417
Carrefour SA
1.00%, 05/17/27 (Call 02/17/27)(a)	EUR 300	297,186
1.25%, 06/03/25 (Call 03/03/25)(a)	EUR 400	416,028
1.75%, 05/04/26 (Call 02/04/26)(a)	EUR 100	103,170
2.38%, 10/30/29 (Call 07/30/29)(a)	EUR 500	502,003
CCF SFH SACA
0.50%, 04/17/25(a)	EUR 200	207,075
0.75%, 03/22/27(a)	EUR 200	197,930
2.50%, 06/28/28(a)	EUR 300	309,334
Cie de Financement Foncier SA, 3.63%, 01/16/29(a)	EUR 400	434,314
Cie de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR 100	95,423
3.38%, 04/08/30(a)	EUR 700	737,575
3.63%, 04/08/34 (Call 01/08/34)(a)	EUR 400	423,610
Cie. de Financement Foncier SA
0.00%, 04/16/29(a)	EUR 500	455,824
0.00%, 09/25/30(a)	EUR 400	348,295
0.00%, 10/29/35(a)	EUR 200	147,088
0.23%, 09/14/26(a)	EUR 500	495,331
0.38%, 12/11/24(a)	EUR 300	313,808
0.75%, 05/29/26(a)	EUR 600	606,605
0.75%, 01/11/28(a)	EUR 200	194,558
0.88%, 09/11/28(a)	EUR 400	385,976
1.25%, 11/15/32(a)	EUR 400	364,207
2.38%, 03/15/30(a)	EUR 200	203,866
3.38%, 09/16/31(a)	EUR 1,600	1,722,990
4.00%, 10/24/25(a)	EUR 600	644,979
Cie. de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR 400	381,693
Security	Par (000)	Value
France (continued)
2.13%, 06/10/28 (Call 03/10/28)(a)	EUR 500	$505,103
4.63%, 10/09/29(a)	GBP 200	244,058
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27 (Call 02/28/27)(a)	EUR 100	102,411
1.75%, 09/03/30 (Call 06/03/30)(a)	EUR 400	387,793
2.50%, 09/03/38 (Call 06/03/38)(a)	EUR 200	190,153
CNP Assurances SACA
2.50%, 06/30/51 (Call 12/30/30), (3-mo. EURIBOR + 3.650%)(a)(b)	EUR 700	649,596
2.75%, 02/05/29	EUR 400	405,761
Coentreprise de Transport d'Electricite SA
0.88%, 09/29/24 (Call 06/29/24)(a)	EUR 400	421,712
1.50%, 07/29/28 (Call 04/29/28)(a)	EUR 700	682,189
Covivio SA/France
1.50%, 06/21/27 (Call 03/21/27)(a)	EUR 300	297,323
1.63%, 06/23/30 (Call 03/23/30)(a)	EUR 200	185,462
Credit Agricole Assurances SA
2.00%, 07/17/30(a)	EUR 300	278,192
4.75%, 09/27/48 (Call 09/27/28), (5-year EUR Swap + 5.350%)(a)(b)	EUR 200	214,382
5.88%, 10/25/33 (Call 04/25/33)(a)	EUR 200	233,236
Credit Agricole Home Loan SFH SA
0.00%, 04/12/28(a)	EUR 500	470,269
0.00%, 11/03/31(a)	EUR 300	252,861
0.05%, 12/06/29(a)	EUR 500	448,702
0.38%, 02/01/33(a)	EUR 500	419,162
0.50%, 04/03/25(a)	EUR 400	414,793
0.75%, 05/05/27(a)	EUR 1,100	1,087,835
0.88%, 08/31/27(a)	EUR 400	394,375
0.88%, 05/06/34	EUR 200	170,390
1.00%, 01/16/29	EUR 400	385,714
1.38%, 02/03/32(a)	EUR 200	186,923
1.50%, 02/03/37(a)	EUR 400	345,663
1.50%, 09/28/38(a)	EUR 300	252,667
1.63%, 05/31/30	EUR 200	195,006
2.13%, 01/07/30(a)	EUR 300	302,360
3.13%, 10/18/30(a)	EUR 200	212,628
3.25%, 09/28/32(a)	EUR 300	320,973
3.25%, 06/08/33(a)	EUR 200	213,787
Credit Agricole Public Sector SCF SA
0.00%, 09/13/28	EUR 200	185,520
0.63%, 03/29/29	EUR 200	188,500
0.88%, 08/02/27	EUR 100	98,729
Credit Agricole SA
0.63%, 01/12/28 (Call 01/12/27), (3-mo. EURIBOR + 0.600%)(a)(b)	EUR 700	685,055
0.88%, 01/14/32(a)	EUR 200	171,335
1.00%, 09/18/25(a)	EUR 700	720,926
1.00%, 07/03/29(a)	EUR 300	281,971
1.13%, 02/24/29(a)	EUR 400	381,472
1.13%, 07/12/32(a)	EUR 300	262,620
2.00%, 03/25/29(a)	EUR 400	390,435
2.50%, 04/22/34(a)	EUR 400	382,517
2.63%, 03/17/27(a)	EUR 550	566,360
3.75%, 01/22/34(a)	EUR 500	534,336
3.88%, 04/20/31(a)	EUR 400	431,881
4.00%, 01/18/33(a)	EUR 400	437,113
4.13%, 03/07/30(a)	EUR 500	548,329
4.38%, 04/15/36(a)(b)	EUR 600	631,273
5.41%, 01/18/29(a)	AUD 300	193,955
90
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
6.38%, 06/14/31 (Call 06/14/30), (1-year GUK + 2.180%)(a)(b)	GBP 300	$389,698
Series 2, 0.84%, 06/09/27(a)	JPY 100,000	623,397
Credit Agricole SA/London, 1.38%, 05/03/27(a)	EUR 800	799,062
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR 400	360,877
1.13%, 05/23/29(a)	EUR 200	188,614
1.25%, 06/11/29 (Call 06/11/28), (3-mo. EURIBOR + 1.500%)(a)(b)	EUR 600	574,952
1.38%, 01/17/25(a)	EUR 200	209,792
3.38%, 09/19/27(a)	EUR 600	633,502
3.38%, 03/11/31(a)	EUR 100	99,189
4.25%, 12/01/32(a)	EUR 300	331,204
Credit Mutuel Home Loan SFH SA
0.00%, 07/20/28(a)	EUR 900	838,689
0.00%, 05/06/31(a)	EUR 500	427,015
0.13%, 01/28/30(a)	EUR 400	358,314
0.63%, 03/04/27(a)	EUR 400	395,818
0.75%, 09/15/27(a)	EUR 400	392,432
1.00%, 04/30/28(a)	EUR 300	293,055
1.00%, 01/30/29(a)	EUR 400	385,163
2.75%, 12/08/27(a)	EUR 400	418,594
Danone SA
0.00%, 12/01/25 (Call 11/01/25)(a)	EUR 700	706,594
0.71%, 11/03/24 (Call 08/03/24)(a)	EUR 400	420,146
1.25%, 05/30/24 (Call 05/15/24)(a)	EUR 300	319,480
3.47%, 05/22/31 (Call 02/22/31)(a)	EUR 600	637,382
Dassault Systemes SE
0.00%, 09/16/24 (Call 06/16/24)(a)	EUR 300	315,536
0.13%, 09/16/26 (Call 06/16/26)(a)	EUR 600	592,423
Dexia SA
0.00%, 01/21/28(a)	EUR 300	284,372
0.63%, 01/17/26(a)	EUR 700	711,617
2.75%, 01/18/29(a)	EUR 500	523,362
3.13%, 06/01/28(a)	EUR 800	850,932
4.13%, 07/22/27(a)	GBP 200	244,518
Edenred SE, 1.38%, 03/10/25 (Call 12/10/24)(a)	EUR 600	627,109
Electricite de France SA
2.00%, 12/09/49 (Call 06/09/49)(a)	EUR 300	206,409
4.00%, 11/12/25(a)	EUR 600	644,250
4.38%, 10/12/29 (Call 07/12/29)(a)	EUR 400	438,029
4.50%, 11/12/40(a)	EUR 350	399,907
4.63%, 04/26/30(a)	EUR 450	501,086
4.75%, 10/12/34 (Call 07/12/34)(a)	EUR 600	676,384
5.13%, 09/22/50(a)	GBP 300	315,894
5.50%, 01/25/35 (Call 10/25/34)(a)	GBP 300	360,385
5.50%, 03/27/37(a)	GBP 200	235,431
5.50%, 10/17/41(a)	GBP 300	343,055
5.63%, 01/25/53 (Call 07/25/52)(a)	GBP 200	224,492
5.88%, 07/18/31	GBP 474	603,522
6.13%, 06/02/34(a)	GBP 300	380,079
Engie SA
0.88%, 09/19/25 (Call 06/19/25)(a)	EUR 600	616,705
1.25%, 10/24/41 (Call 07/24/41)(a)	EUR 200	137,095
1.38%, 06/22/28 (Call 03/22/28)(a)	EUR 500	488,848
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR 500	482,932
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR 200	148,050
1.50%, 03/13/35 (Call 12/13/34)(a)	EUR 300	252,588
1.50%, (Call 05/30/28), (5-year EUR Swap + 1.884%)(a)(b)(c)	EUR 300	284,123
1.63%, (Call 04/08/25)(a)(b)(c)	EUR 500	516,219
Security	Par (000)	Value
France (continued)
3.50%, 09/27/29 (Call 06/27/29)(a)	EUR 500	$531,354
3.63%, 01/11/30 (Call 10/11/29)(a)	EUR 200	213,350
3.88%, 01/06/31 (Call 10/06/30)(a)	EUR 300	322,393
4.25%, 09/06/34 (Call 06/06/34)(a)	EUR 500	546,112
4.25%, 01/11/43 (Call 10/11/42)(a)	EUR 200	212,937
4.50%, 09/06/42 (Call 06/06/42)(a)	EUR 200	220,016
5.00%, 10/01/60(a)	GBP 200	219,731
5.63%, 04/03/53 (Call 01/03/53)(a)	GBP 200	239,646
5.95%, 03/16/2111(a)	EUR 50	66,495
7.00%, 10/30/28	GBP 50	67,035
EssilorLuxottica SA
0.38%, 01/05/26 (Call 10/01/25)(a)	EUR 300	303,987
0.38%, 11/27/27 (Call 08/27/27)(a)	EUR 800	769,652
0.75%, 11/27/31 (Call 08/27/31)(a)	EUR 400	358,470
Gecina SA
0.88%, 06/30/36 (Call 03/30/36)(a)	EUR 100	75,129
1.00%, 01/30/29 (Call 10/30/28)(a)	EUR 100	94,146
1.38%, 06/30/27 (Call 03/31/27)(a)	EUR 100	99,569
1.38%, 01/26/28 (Call 10/26/27)(a)	EUR 300	294,644
1.63%, 05/29/34 (Call 02/28/34)(a)	EUR 100	87,749
GELF Bond Issuer I SA, 1.13%, 07/18/29 (Call 04/18/29)(a)	EUR 200	181,958
Groupe des Assurances du Credit Mutuel SADIR
1.85%, 04/21/42 (Call 10/21/31), (3-mo. EURIBOR + 2.650%)(a)(b)	EUR 500	431,401
3.75%, 04/30/29(a)	EUR 500	532,464
5.00%, 10/30/44 (Call 04/30/34), (3-mo. EURIBOR + 0.000%)(a)(b)	EUR 200	212,155
Holding d'Infrastructures de Transport SASU, 1.63%, 09/18/29 (Call 06/18/29)(a)	EUR 500	473,244
ICADE
1.00%, 01/19/30 (Call 10/19/29)(a)	EUR 300	268,270
1.13%, 11/17/25 (Call 08/17/25)(a)	EUR 400	408,546
Ile-de-France Mobilites
0.20%, 11/16/35(a)	EUR 200	147,970
0.68%, 11/24/36(a)	EUR 200	152,571
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR 300	256,483
Imerys SA, 1.50%, 01/15/27 (Call 10/15/26)(a)	EUR 600	600,430
Indigo Group SAS, 1.63%, 04/19/28 (Call 01/19/28)(a)	EUR 200	196,324
In'li SA, 1.13%, 07/02/29 (Call 04/02/29)(a)	EUR 200	184,940
JCDecaux SE
1.63%, 02/07/30 (Call 11/07/29)(a)	EUR 200	184,670
2.00%, 10/24/24 (Call 07/24/24)(a)	EUR 100	105,682
Kering SA
0.75%, 05/13/28 (Call 02/13/28)(a)	EUR 400	383,191
1.25%, 05/05/25 (Call 04/05/25)(a)	EUR 300	312,172
3.38%, 02/27/33 (Call 11/27/32)(a)	EUR 200	207,303
3.63%, 09/05/31 (Call 06/05/31)(a)	EUR 400	424,275
3.88%, 09/05/35 (Call 06/05/35)(a)	EUR 500	532,601
Klepierre SA
0.63%, 07/01/30 (Call 04/01/30)(a)	EUR 500	439,097
0.88%, 02/17/31 (Call 11/17/30)(a)	EUR 300	264,107
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)	EUR 300	269,260
0.63%, 06/23/27(a)	EUR 250	245,777
1.00%, 10/04/28(a)	EUR 200	194,197
1.63%, 05/12/30(a)	EUR 600	585,949
3.13%, 02/19/29(a)	EUR 400	424,476
La Banque Postale SA
0.75%, 06/23/31(a)	EUR 200	173,057
Schedule of Investments
91

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
2.00%, 07/13/28(a)	EUR 600	$595,440
4.00%, 05/03/28(a)	EUR 1,000	1,079,217
5.50%, 03/05/34 (Call 12/05/28), (5-year EUR Swap + 2.850%)(a)(b)	EUR 300	333,395
5.63%, 09/21/28 (Call 09/21/27), (1-year GUK + 2.600%)(a)(b)	GBP 100	124,130
La Mondiale SAM
0.75%, 04/20/26 (Call 01/20/26)(a)	EUR 400	399,885
2.13%, 06/23/31 (Call 03/23/31)(a)	EUR 200	184,296
La Poste SA
0.38%, 09/17/27(a)	EUR 700	673,352
1.00%, 09/17/34(a)	EUR 500	416,628
1.13%, 06/04/25(a)	EUR 200	207,628
1.38%, 04/21/32(a)	EUR 700	635,813
Legrand SA
0.63%, 06/24/28 (Call 03/24/28)(a)	EUR 300	288,097
1.00%, 03/06/26 (Call 12/06/25)(a)	EUR 200	204,271
L'Oreal SA, 0.88%, 06/29/26 (Call 03/29/26)(a)	EUR 400	404,788
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28 (Call 11/11/27)(a)	EUR 500	475,519
1.13%, 02/11/27 (Call 11/11/26)(a)	GBP 500	565,484
3.50%, 09/07/33 (Call 06/07/33)(a)	EUR 600	645,899
MMB SCF SACA, 0.00%, 09/20/31(a)	EUR 400	335,535
MMS USA Holdings Inc.
0.63%, 06/13/25 (Call 03/13/25)(a)	EUR 400	411,626
1.75%, 06/13/31 (Call 03/13/31)(a)	EUR 300	283,719
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 2.13%, 06/21/52 (Call 03/21/32), (3-mo. EURIBOR + 3.449%)(a)(b)	EUR 500	419,286
Nerval SAS Co., 2.88%, 04/14/32 (Call 01/15/32)(a)	EUR 200	195,376
Orange SA
0.88%, 02/03/27 (Call 11/03/26)(a)	EUR 600	596,901
1.38%, 03/20/28 (Call 12/20/27)(a)	EUR 700	691,525
1.38%, 09/04/49 (Call 03/04/49)(a)	EUR 300	215,044
1.50%, 09/09/27 (Call 06/09/27)(a)	EUR 200	200,358
1.75%, (Call 07/15/28), (5-year EUR Swap + 2.100%)(a)(b)(c)	EUR 300	284,918
2.38%, 05/18/32 (Call 02/18/32)(a)	EUR 400	394,269
3.25%, 01/15/32 (Call 10/15/31)(a)	GBP 100	110,775
4.50%, (Call 12/15/30), (5-year EURIBOR ICE Swap + 2.029%)(a)(b)(c)	EUR 200	213,175
5.00%, (Call 10/01/26), (5-year EUR Swap + 3.990%)(a)(b)(c)	EUR 400	434,171
5.38%, (Call 01/18/30), (5-year EUR Swap + 2.659%)(a)(b)(c)	EUR 300	333,025
5.38%, 11/22/50(a)	GBP 150	183,623
5.63%, 01/23/34	GBP 291	374,525
8.13%, 01/28/33	EUR 545	779,093
Orano SA, 2.75%, 03/08/28 (Call 12/08/27)(a)	EUR 400	407,190
Pernod Ricard SA
0.50%, 10/24/27 (Call 07/24/27)(a)	EUR 400	386,566
1.38%, 04/07/29 (Call 01/07/29)(a)	EUR 500	482,308
1.75%, 04/08/30 (Call 01/08/30)(a)	EUR 300	289,157
Praemia Healthcare SACA, 0.88%, 11/04/29 (Call 08/04/29)(a)	EUR 300	262,537
RCI Banque SA
1.13%, 01/15/27 (Call 10/15/26)(a)	EUR 700	696,058
1.63%, 04/11/25 (Call 01/11/25)(a)	EUR 345	360,566
1.75%, 04/10/26 (Call 01/10/26)(a)	EUR 637	651,893
Security	Par (000)	Value
France (continued)
3.75%, 10/04/27 (Call 07/04/27)(a)	EUR 500	$529,313
4.13%, 04/04/31 (Call 01/04/31)(a)	EUR 300	320,048
4.88%, 10/02/29 (Call 07/02/29)(a)	EUR 200	221,286
Regie Autonome des Transports Parisiens EPIC, 0.88%, 05/25/27(a)	EUR 400	397,460
RTE Reseau de Transport d'Electricite SADIR
0.00%, 09/09/27 (Call 06/09/27)(a)	EUR 600	569,016
0.75%, 01/12/34 (Call 10/12/33)(a)	EUR 700	578,547
1.13%, 09/09/49 (Call 06/09/49)(a)	EUR 500	320,166
1.63%, 11/27/25 (Call 08/27/25)(a)	EUR 500	517,949
2.13%, 09/27/38 (Call 06/27/38)(a)	EUR 200	175,529
SCOR SE, 3.00%, 06/08/46 (Call 06/08/26), (10-year EUR Swap + 3.250%)(a)(b)	EUR 200	207,526
SNCF Reseau
0.75%, 05/25/36(a)	EUR 600	469,022
0.88%, 01/22/29(a)	EUR 300	287,324
1.00%, 11/09/31(a)	EUR 500	453,215
1.13%, 05/19/27(a)	EUR 400	400,293
1.13%, 05/25/30(a)	EUR 700	660,845
1.88%, 03/30/34(a)	EUR 300	279,338
2.25%, 12/20/47(a)	EUR 500	404,500
4.25%, 10/07/26(a)	EUR 500	544,126
4.83%, 03/25/60	GBP 160	184,213
5.25%, 12/07/28(a)	GBP 150	191,205
Societe Fonciere Lyonnaise SA, 1.50%, 06/05/27 (Call 03/05/27)(a)	EUR 100	100,318
Societe Generale SA
0.13%, 02/24/26(a)	EUR 600	601,308
0.50%, 06/12/29 (Call 06/12/28), (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 700	646,067
0.63%, 12/02/27 (Call 12/02/26), (3-mo. EURIBOR +0.800%)(a)(b)	EUR 300	293,572
0.75%, 01/25/27(a)	EUR 700	685,455
0.88%, 07/01/26(a)	EUR 100	99,967
1.25%, 06/12/30(a)	EUR 600	544,894
2.13%, 09/27/28(a)	EUR 600	598,617
2.63%, 02/27/25(a)	EUR 500	526,913
4.00%, 11/16/27(a)	EUR 200	215,231
4.25%, 12/06/30 (Call 12/06/29), (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 500	534,017
5.63%, 06/02/33(a)	EUR 500	562,347
5.75%, 01/22/32 (Call 01/22/31)(a)(b)	GBP 300	369,320
Societe Generale SFH SA
0.00%, 02/11/30(a)	EUR 500	444,751
0.00%, 02/05/31(a)	EUR 100	86,161
0.50%, 01/30/25(a)	EUR 300	312,779
0.50%, 01/28/26(a)	EUR 1,400	1,420,950
0.75%, 10/18/27(a)	EUR 400	391,853
0.75%, 01/19/28(a)	EUR 500	486,747
1.38%, 05/05/28(a)	EUR 400	396,864
1.75%, 05/05/34(a)	EUR 300	279,691
3.13%, 02/24/32(a)	EUR 500	530,640
Societe Nationale SNCF SACA, 1.50%, 02/02/29(a)	EUR 300	295,225
Sodexo SA
1.00%, 07/17/28 (Call 04/17/28)(a)	EUR 300	290,509
2.50%, 06/24/26 (Call 03/24/26)(a)	EUR 150	156,554
Sogecap SA, 6.50%, 05/16/44 (Call 11/16/33), (3-mo. EURIBOR + 4.400%)(a)(b)	EUR 200	231,031
Suez SACA
1.88%, 05/24/27 (Call 02/24/27)(a)	EUR 100	100,665
92
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
2.38%, 05/24/30 (Call 02/24/30)(a)	EUR 400	$391,537
2.88%, 05/24/34 (Call 02/24/34)(a)	EUR 200	192,817
4.63%, 11/03/28 (Call 08/03/28)(a)	EUR 200	219,575
5.00%, 11/03/32 (Call 08/03/32)(a)	EUR 300	342,252
TDF Infrastructure SASU, 2.50%, 04/07/26 (Call 01/07/26)(a)	EUR 300	310,700
Technip Energies NV, 1.13%, 05/28/28 (Call 02/28/28)(a)	EUR 300	287,946
Teleperformance SE
1.88%, 07/02/25 (Call 04/02/25)(a)	EUR 300	311,180
3.75%, 06/24/29 (Call 03/24/29)(a)	EUR 300	304,639
Terega SA, 2.20%, 08/05/25 (Call 05/05/25)(a)	EUR 400	418,788
Terega SASU, 0.63%, 02/27/28 (Call 11/27/27)(a)	EUR 100	94,260
Thales SA
0.25%, 01/29/27 (Call 10/29/26)(a)	EUR 500	487,377
4.25%, 10/18/31 (Call 07/18/31)(a)	EUR 600	662,565
Tikehau Capital SCA, 6.63%, 03/14/30 (Call 12/14/29)(a)	EUR 300	348,728
TotalEnergies Capital International SA
0.75%, 07/12/28(a)	EUR 700	668,096
1.38%, 10/04/29(a)	EUR 300	286,151
1.41%, 09/03/31 (Call 06/03/31)(a)	GBP 200	197,564
1.66%, 07/22/26 (Call 04/22/26)(a)	GBP 400	465,723
1.99%, 04/08/32 (Call 01/08/32)(a)	EUR 800	762,212
2.50%, 03/25/26(a)	EUR 400	418,707
TotalEnergies SE
1.63%, (Call 10/25/27), (5-year EUR Swap + 1.993%)(a)(b)(c)	EUR 500	481,574
2.00%, (Call 06/04/30), (5-year EUR Swap + 2.404%)(a)(b)(c)	EUR 500	460,974
3.25%, (Call 07/17/36), (5-year EUR Swap + 2.943%)(a)(b)(c)	EUR 300	273,401
3.37%, (Call 10/06/26), (5-year EUR Swap + 3.350%)(a)(b)(c)	EUR 340	355,138
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32 (Call 12/29/31)(a)	EUR 700	588,947
1.50%, 02/22/28(a)	EUR 450	443,537
1.75%, 02/27/34 (Call 11/27/33)(a)	EUR 300	262,216
2.00%, 06/29/32 (Call 03/29/32)(a)	EUR 400	367,020
2.25%, 05/14/38 (Call 02/14/38)(a)	EUR 200	171,959
2.50%, 06/04/26(a)	EUR 500	521,587
2.63%, 04/09/30 (Call 01/09/30)(a)	EUR 100	101,917
2.88%, (Call 01/25/26), (5-year EUR Swap + 2.109%)(a)(b)(c)	EUR 200	201,685
7.25%, (Call 07/03/28), (5-year EURIBOR ICE Swap + 3.995%)(a)(b)(c)	EUR 100	111,378
Veolia Environnement SA
1.25%, 05/19/28 (Call 02/19/28)(a)	EUR 600	584,535
1.25%, 05/14/35 (Call 02/14/35)(a)	EUR 300	253,240
1.50%, 11/30/26 (Call 08/30/26)(a)	EUR 300	304,620
1.75%, 09/10/25 (Call 06/10/25)(a)	EUR 500	519,436
6.13%, 11/25/33	EUR 465	590,986
Vinci SA
1.63%, 01/18/29 (Call 10/18/28)(a)	EUR 500	493,288
2.75%, 09/15/34 (Call 06/15/34)(a)	GBP 200	203,766
Vivendi SE, 0.63%, 06/11/25 (Call 03/11/25)(a)	EUR 400	416,917
Wendel SE, 1.00%, 06/01/31 (Call 03/01/31)(a)	EUR 300	266,806
Westfield America Management Ltd.
2.13%, 03/30/25 (Call 01/30/25)(a)	GBP 200	241,270
2.63%, 03/30/29 (Call 12/30/28)(a)	GBP 200	215,085
Security	Par (000)	Value
France (continued)
Worldline SA/France, 0.88%, 06/30/27 (Call 03/30/27)(a)	EUR 300	$286,296
		174,485,193
Germany — 3.2%
Aareal Bank AG
0.00%, 08/03/26(a)	EUR 500	490,669
0.13%, 02/01/30(a)	EUR 600	528,304
0.75%, 04/18/28(a)	EUR 400	363,100
adidas AG, 3.13%, 11/21/29 (Call 08/21/29)(a)	EUR 200	211,657
Allianz Finance II BV
0.00%, 11/22/26 (Call 08/22/26)(a)	EUR 200	196,352
0.50%, 01/14/31 (Call 10/14/30)(a)	EUR 400	356,328
0.88%, 01/15/26 (Call 10/15/25)(a)	EUR 500	511,613
1.38%, 04/21/31 (Call 01/21/31)(a)	EUR 100	94,758
Series 62, 4.50%, 03/13/43(a)	GBP 300	341,457
Allianz SE
1.30%, 09/25/49 (Call 09/25/29), (3-mo. EURIBOR + 2.350%)(a)(b)	EUR 200	182,504
2.24%, 07/07/45 (Call 07/07/25), (3-mo. EURIBOR + 2.650%)(a)(b)	EUR 500	521,105
3.10%, 07/06/47 (Call 07/06/27), (3-mo. EURIBOR + 3.350%)(a)(b)	EUR 500	516,198
4.25%, 07/05/52 (Call 01/05/32), (3-mo. EURIBOR + 3.550%)(a)(b)	EUR 200	209,411
4.85%, 07/26/54 (Call 01/26/34), (3-mo. EURIBOR + 3.350%)(a)(b)	EUR 300	326,022
5.82%, 07/25/53 (Call 01/25/33), (3-mo. EURIBOR + 3.650%)(a)(b)	EUR 200	232,000
Amprion GmbH
3.45%, 09/22/27 (Call 06/22/27)(a)	EUR 300	317,003
3.97%, 09/22/32 (Call 06/22/32)(a)	EUR 400	431,479
Aroundtown SA
0.00%, 07/16/26 (Call 04/16/26)(a)	EUR 300	285,727
1.45%, 07/09/28 (Call 04/09/28)(a)	EUR 300	266,027
1.63%, 01/31/28 (Call 10/31/27)(a)	EUR 200	181,376
1.63%, (Call 04/15/26), (5-year EUR Swap + 2.419%)(a)(b)(c)	EUR 100	49,586
3.63%, 04/10/31 (Call 01/10/31)(a)	GBP 250	236,065
BASF SE
0.88%, 11/15/27 (Call 08/15/27)(a)	EUR 650	635,758
0.88%, 10/06/31 (Call 07/06/31)(a)	EUR 160	142,549
1.50%, 03/17/31 (Call 12/17/30)(a)	EUR 300	279,242
3.75%, 06/29/32 (Call 03/29/32)(a)	EUR 400	427,291
Series 7Y, 0.88%, 05/22/25(a)	EUR 574	596,070
Bausparkasse Schwaebisch Hall AG
0.20%, 10/28/31	EUR 300	257,342
0.20%, 04/27/33(a)	EUR 500	408,843
Bayer AG
0.63%, 07/12/31 (Call 04/12/31)(a)	EUR 400	330,834
1.00%, 01/12/36 (Call 10/12/35)(a)	EUR 200	147,922
1.38%, 07/06/32 (Call 04/06/32)(a)	EUR 600	510,005
4.00%, 08/26/26 (Call 07/26/26)(a)	EUR 400	428,948
Bayer Capital Corp. BV
1.50%, 06/26/26 (Call 03/26/26)(a)	EUR 600	606,358
2.13%, 12/15/29 (Call 09/15/29)(a)	EUR 800	766,244
Bayerische Landesbank
0.20%, 05/20/30(a)	EUR 300	268,763
0.75%, 01/20/26(a)	EUR 180	183,295
0.75%, 01/19/28(a)	EUR 400	389,148
1.38%, 11/22/32 (Call 08/22/27), (5-year EUR Swap + 1.400%)(a)(b)	EUR 700	640,647
Schedule of Investments
93

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
2.50%, 06/28/32(a)	EUR 400	$408,111
4.38%, 09/21/28(a)	EUR 300	326,049
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR 100	99,835
2.88%, 02/28/31(a)	EUR 980	1,034,603
Berlin Hyp AG
0.00%, 02/17/27(a)	EUR 600	583,997
0.13%, 01/18/30(a)	EUR 800	719,167
0.38%, 05/03/24(a)	EUR 100	106,720
0.50%, 11/05/29(a)	EUR 500	446,404
1.75%, 05/10/32(a)	EUR 650	626,108
Series 200, 0.38%, 02/21/25(a)	EUR 500	519,579
Bertelsmann SE & Co. KGaA
1.25%, 09/29/25 (Call 06/29/25)(a)	EUR 300	308,979
3.50%, 05/29/29 (Call 02/28/29)(a)	EUR 400	422,726
BMW Finance NV
0.00%, 01/11/26(a)	EUR 500	505,018
0.38%, 01/14/27(a)	EUR 350	346,148
0.75%, 07/13/26(a)	EUR 455	459,343
0.88%, 04/03/25(a)	EUR 431	448,872
0.88%, 01/14/32(a)	EUR 100	89,128
1.00%, 01/21/25(a)	EUR 50	52,315
1.13%, 01/10/28(a)	EUR 475	469,179
1.50%, 02/06/29(a)	EUR 812	796,694
BMW U.S. Capital LLC, 3.38%, 02/02/34(a)	EUR 300	313,273
Commerzbank AG
0.05%, 07/11/24(a)	EUR 250	264,901
0.50%, 06/09/26	EUR 570	572,427
0.88%, 01/22/27(a)	EUR 700	690,648
0.88%, 04/18/28(a)	EUR 450	438,743
1.13%, 09/19/25(a)	EUR 500	515,925
1.50%, 08/28/28(a)	EUR 450	443,718
1.75%, 01/22/25(a)	GBP 300	364,391
2.25%, 09/01/32(a)	EUR 1,128	1,125,582
3.00%, 03/13/34(a)	EUR 400	420,815
3.13%, 04/20/29(a)	EUR 750	797,530
Continental AG, 2.50%, 08/27/26 (Call 05/27/26)	EUR 400	417,242
Covestro AG, 0.88%, 02/03/26 (Call 11/03/25)(a)	EUR 350	355,453
Daimler Truck International Finance BV, 1.63%, 04/06/27(a)	EUR 300	302,571
Daimler Trucks Finance Canada Inc., 2.46%, 12/15/26	CAD 200	135,997
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR 500	489,030
Deutsche Apotheker-und Aerztebank eG, 0.50%, 02/14/25	EUR 400	415,891
Deutsche Bahn Finance GmbH
3.38%, 01/29/38(a)	EUR 130	134,755
4.00%, 11/23/43(a)	EUR 120	132,199
Deutsche Bahn Finance GMBH
0.63%, 09/26/28(a)	EUR 150	144,434
0.63%, 12/08/50(a)	EUR 500	270,238
0.88%, 07/11/31(a)	EUR 720	653,687
1.00%, 12/17/27 (Call 09/17/27)	EUR 700	692,050
1.13%, 12/18/28(a)	EUR 662	644,992
1.38%, 07/07/25 (Call 04/07/25)(a)	GBP 450	538,246
1.38%, 04/16/40(a)	EUR 550	429,852
2.75%, 03/19/29(a)	EUR 200	209,452
3.50%, 09/27/24(a)	AUD 100	64,407
Series CB, 1.60%, (Call 07/18/29), (5-year EUR Swap + 1.894%)(a)(b)(c)	EUR 700	641,649
Security	Par (000)	Value
Germany (continued)
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR 100	$89,768
0.25%, 08/31/28(a)	EUR 222	208,493
1.13%, 03/17/25(a)	EUR 200	208,435
1.38%, 02/17/32 (Call 02/17/31), (3-mo. EURIBOR + 1.500%)(a)(b)	EUR 400	354,263
1.63%, 01/20/27(a)	EUR 600	601,459
1.75%, 01/17/28(a)	EUR 100	98,687
1.75%, 11/19/30 (Call 11/19/29), (3-mo. EURIBOR + 2.050%)(a)(b)	EUR 600	556,635
2.63%, 02/12/26(a)	EUR 500	521,737
2.63%, 06/30/37(a)	EUR 600	596,502
3.13%, 05/19/33(a)	EUR 600	637,525
3.25%, 05/24/28 (Call 05/24/27), (3-mo. EURIBOR + 1.930%)(a)(b)	EUR 300	312,085
4.00%, 06/24/32 (Call 03/24/27)(a)(b)	EUR 500	513,275
5.63%, 05/19/31 (Call 02/19/26), (5-year EUR Swap + 6.000%)(a)(b)	EUR 200	214,601
6.13%, 12/12/30 (Call 12/12/29), (1-day SONIA + 2.621%)(a)(b)	GBP 400	496,406
Deutsche Boerse AG
0.13%, 02/22/31 (Call 11/22/30)(a)	EUR 500	433,002
1.50%, 04/04/32 (Call 01/04/32)(a)	EUR 500	465,248
1.63%, 10/08/25(a)	EUR 370	384,859
Deutsche Kreditbank AG
0.00%, 11/07/29(a)	EUR 520	467,831
0.88%, 10/02/28(a)	EUR 400	386,556
1.63%, 06/18/24(a)	EUR 100	106,409
Deutsche Lufthansa AG, 3.75%, 02/11/28 (Call 11/11/27)(a)	EUR 200	210,640
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR 500	467,050
0.25%, 10/27/25(a)	EUR 600	570,957
0.63%, 08/30/27	EUR 600	579,226
3.00%, 01/25/27(a)	EUR 350	365,706
4.38%, 08/28/26(a)	EUR 200	200,144
Deutsche Post AG
1.00%, 05/20/32 (Call 02/20/32)(a)	EUR 449	411,304
1.63%, 12/05/28 (Call 09/05/28)(a)	EUR 300	299,645
2.88%, 12/11/24(a)	EUR 334	354,618
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR 300	290,477
1.75%, 12/09/49(a)	EUR 444	340,746
Deutsche Telekom International Finance BV
0.63%, 12/13/24(a)	EUR 350	366,903
1.38%, 01/30/27(a)	EUR 600	607,864
1.50%, 04/03/28(a)	EUR 355	354,784
2.25%, 04/13/29(a)	GBP 289	321,501
4.50%, 10/28/30(a)	EUR 150	170,197
Deutsche Wohnen SE, 1.50%, 04/30/30 (Call 01/30/30)(a)	EUR 200	183,487
DZ HYP AG
0.00%, 01/15/27(a)	EUR 300	292,490
0.00%, 10/27/28(a)	EUR 625	578,087
0.00%, 11/15/30(a)	EUR 300	261,362
0.05%, 12/06/24	EUR 100	104,433
0.10%, 08/31/26(a)	EUR 400	395,543
0.38%, 11/10/34(a)	EUR 425	340,102
0.50%, 11/13/25(a)	EUR 385	392,568
0.75%, 02/02/26(a)	EUR 700	712,287
0.75%, 06/30/27(a)	EUR 450	443,632
94
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.88%, 01/30/29(a)	EUR 1,000	$957,629
0.88%, 01/18/30(a)	EUR 600	563,951
0.88%, 04/17/34(a)	EUR 250	214,679
E.ON International Finance BV
1.50%, 07/31/29 (Call 04/30/29)(a)	EUR 786	759,020
1.63%, 05/30/26 (Call 02/28/26)(a)	EUR 258	264,575
5.88%, 10/30/37(a)	GBP 250	315,603
6.13%, 07/06/39(a)	GBP 350	449,797
6.25%, 06/03/30(a)	GBP 138	180,839
6.38%, 06/07/32	GBP 381	504,484
E.ON SE
0.25%, 10/24/26 (Call 07/24/26)(a)	EUR 450	443,309
0.38%, 09/29/27 (Call 06/29/27)(a)	EUR 500	481,176
0.75%, 02/20/28 (Call 11/20/27)(a)	EUR 327	318,915
0.88%, 10/18/34 (Call 07/18/34)(a)	EUR 592	487,455
1.63%, 05/22/29 (Call 02/22/29)(a)	EUR 215	209,950
3.50%, 03/25/32 (Call 12/25/31)(a)	EUR 400	420,768
3.75%, 03/01/29 (Call 12/01/28)(a)	EUR 300	324,274
3.88%, 01/12/35 (Call 10/12/34)(a)	EUR 300	321,781
4.13%, 03/25/44 (Call 09/25/43)(a)	EUR 400	423,266
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79 (Call 05/05/27), (5-year EURIBOR ICE Swap + 1.725%)(a)(b)	EUR 600	581,091
EnBW International Finance BV
0.50%, 03/01/33 (Call 12/01/32)(a)	EUR 392	316,259
1.88%, 10/31/33 (Call 07/31/33)(a)	EUR 636	575,459
6.13%, 07/07/39	EUR 480	620,265
Erste Abwicklungsanstalt, 3.13%, 06/22/26(a)	EUR 400	425,210
Eurogrid GmbH
1.11%, 05/15/32 (Call 02/15/32)(a)	EUR 200	174,256
3.28%, 09/05/31 (Call 06/05/31)(a)	EUR 400	415,739
3.92%, 02/01/34 (Call 11/01/33)(a)	EUR 500	533,853
Evonik Industries AG, 0.75%, 09/07/28 (Call 06/07/28)(a)	EUR 270	259,901
Fresenius Medical Care AG & Co. KGaA
1.25%, 11/29/29 (Call 08/29/29)(a)	EUR 300	276,666
1.50%, 07/11/25 (Call 04/11/25)(a)	EUR 338	350,976
Fresenius SE & Co. KGaA
0.75%, 01/15/28 (Call 10/15/27)(a)	EUR 785	752,985
1.88%, 05/24/25 (Call 04/24/25)(a)	EUR 300	313,598
2.88%, 02/15/29 (Call 11/15/28)(a)	EUR 270	280,088
5.13%, 10/05/30 (Call 07/05/30)(a)	EUR 500	566,421
Grand City Properties SA
1.38%, 08/03/26 (Call 05/03/26)(a)	EUR 500	494,940
1.50%, (Call 03/11/26), (5-year EUR Swap + 2.184%)(a)(b)(c)	EUR 200	134,369
Grenke Finance PLC, 3.95%, 07/09/25(a)	EUR 300	316,872
Hamburg Commercial Bank AG
0.00%, 01/19/27(a)	EUR 200	193,219
3.38%, 02/01/28(a)	EUR 300	317,774
Hamburger Sparkasse AG, 0.38%, 05/23/24(a)	EUR 300	319,528
Hannover Rueck SE
1.13%, 04/18/28 (Call 01/18/28)(a)	EUR 300	301,374
1.38%, 06/30/42 (Call 12/30/31), (3-mo. EURIBOR + 2.330%)(a)(b)	EUR 200	171,383
1.75%, 10/08/40 (Call 07/08/30), (3-mo. EURIBOR + 3.000%)(a)(b)	EUR 400	365,820
Heidelberg Materials AG, 1.50%, 02/07/25 (Call 11/07/24)(a)	EUR 531	556,443
Heidelberg Materials Finance Luxembourg SA
1.13%, 12/01/27 (Call 09/01/27)(a)	EUR 320	314,011
Security	Par (000)	Value
Germany (continued)
1.50%, 06/14/27 (Call 03/14/27)(a)	EUR 235	$236,782
HOCHTIEF AG, 0.63%, 04/26/29 (Call 01/26/29)(a)	EUR 350	317,834
HOWOGE Wohnungsbaugesellschaft mbH, 0.63%, 11/01/28 (Call 08/01/28)(a)	EUR 600	561,842
Infineon Technologies AG, 1.63%, 06/24/29 (Call 03/24/29)(a)	EUR 300	291,605
ING-DiBa AG
0.25%, 11/16/26(a)	EUR 600	592,661
1.00%, 05/23/39(a)	EUR 200	155,785
1.25%, 10/09/33(a)	EUR 500	448,447
Investitionsbank Berlin
0.50%, 04/17/26	EUR 200	201,841
2.75%, 10/04/27(a)	EUR 400	421,078
3.13%, 03/01/33(a)	EUR 400	429,409
Series 214, 0.00%, 04/18/28(a)	EUR 200	189,022
Kreditanstalt fuer Wiederaufbau
0.00%, 06/15/26(a)	EUR 625	624,041
0.00%, 09/30/26(a)	EUR 1,400	1,386,437
0.00%, 03/31/27(a)	EUR 1,400	1,367,246
0.00%, 04/30/27(a)	EUR 1,000	974,579
0.00%, 05/05/27(a)	EUR 1,200	1,169,618
0.00%, 12/15/27(a)	EUR 1,050	1,005,670
0.00%, 09/15/28(a)	EUR 1,650	1,549,010
0.00%, 11/09/28(a)	EUR 1,445	1,350,035
0.00%, 06/15/29(a)	EUR 1,300	1,195,242
0.00%, 09/17/30(a)	EUR 2,700	2,393,784
0.00%, 01/10/31(a)	EUR 1,890	1,661,023
0.05%, 05/30/24	EUR 50	53,216
0.05%, 09/29/34(a)	EUR 1,010	794,341
0.13%, 06/30/25(a)	EUR 2,000	2,055,195
0.13%, 12/30/26(a)	GBP 200	221,585
0.13%, 01/09/32(a)	EUR 2,170	1,874,055
0.25%, 06/30/25	EUR 1,545	1,590,778
0.38%, 03/09/26	EUR 1,370	1,388,010
0.38%, 05/20/36(a)	EUR 400	311,910
0.50%, 09/15/27	EUR 1,100	1,079,043
0.63%, 02/22/27	EUR 800	797,815
0.63%, 01/07/28	EUR 2,151	2,105,866
0.75%, 12/07/27(a)	GBP 500	546,724
0.75%, 06/28/28	EUR 1,465	1,428,139
0.88%, 09/15/26(a)	GBP 1,102	1,258,244
0.88%, 07/04/39(a)	EUR 920	716,078
1.13%, 07/04/25(a)	GBP 700	836,114
1.13%, 09/15/32(a)	EUR 320	296,154
1.13%, 03/31/37(a)	EUR 700	593,477
1.13%, 06/15/37(a)	EUR 100	84,222
1.25%, 07/31/26(a)	GBP 400	462,500
1.25%, 06/30/27(a)	EUR 2,010	2,029,821
1.25%, 07/04/36(a)	EUR 440	382,630
1.38%, 12/15/25(a)	GBP 400	471,888
1.38%, 07/31/35(a)	EUR 370	332,410
2.00%, 02/15/27	AUD 200	120,899
2.00%, 11/15/29(a)	EUR 1,250	1,270,924
2.50%, 11/19/25(a)	EUR 800	843,730
2.75%, 05/15/30(a)	EUR 1,063	1,124,034
2.75%, 02/14/33(a)	EUR 1,000	1,050,667
2.88%, 12/28/29(a)	EUR 750	797,369
2.88%, 06/07/33(a)	EUR 500	530,252
3.13%, 06/07/30(a)	EUR 1,350	1,455,372
3.25%, 03/24/31(a)	EUR 1,050	1,143,846
Schedule of Investments
95

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
3.75%, 07/30/27(a)	GBP 200	$243,157
3.80%, 05/24/28	AUD 400	251,243
4.00%, 02/27/25(a)	AUD 500	322,332
4.13%, 02/18/26(a)	GBP 500	616,847
4.40%, 07/12/29	AUD 500	319,680
4.88%, 10/10/28(a)	GBP 300	380,091
6.00%, 12/07/28	GBP 250	331,250
Landesbank Baden-Wuerttemberg
0.00%, 06/17/26(a)	EUR 350	347,968
0.25%, 01/10/25(a)	EUR 400	416,920
0.38%, 01/14/26(a)	EUR 486	492,215
0.38%, 02/18/27(a)	EUR 800	769,991
0.38%, 02/21/31(a)	EUR 800	671,220
1.75%, 02/28/28(a)	EUR 719	727,198
Series 812, 0.00%, 07/16/27(a)	EUR 500	481,187
Landesbank Berlin AG, 4.13%, 11/21/28(a)	EUR 100	107,750
Landesbank Hessen-Thueringen Girozentrale
0.00%, 01/22/25(a)	EUR 600	623,585
0.38%, 05/12/25(a)	EUR 700	719,249
0.50%, 09/25/25(a)	EUR 400	409,332
0.88%, 03/20/28(a)	EUR 600	584,814
2.88%, 02/06/34(a)	EUR 200	208,318
4.50%, 09/15/32 (Call 06/15/27), (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR 600	606,671
Series H337, 0.00%, 09/26/29	EUR 700	630,932
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 04/13/26(a)	EUR 430	433,382
0.38%, 02/25/27(a)	EUR 400	394,480
0.63%, 12/15/25(a)	GBP 200	232,636
1.00%, 12/15/26(a)	GBP 100	113,088
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)	EUR 500	470,462
0.00%, 12/13/28(a)	EUR 400	372,251
0.00%, 11/27/29(a)	EUR 1,510	1,368,306
0.00%, 06/30/31(a)	EUR 670	578,927
0.00%, 11/26/40(a)	EUR 100	63,139
0.05%, 12/18/29(a)	EUR 500	453,647
0.05%, 01/31/31(a)	EUR 550	482,189
0.25%, 08/29/25(a)	EUR 600	615,450
0.38%, 02/14/28(a)	EUR 300	289,883
0.50%, 02/28/29(a)	EUR 400	379,375
0.63%, 05/18/27(a)	EUR 200	198,001
0.63%, 10/31/36(a)	EUR 50	39,825
1.38%, 09/08/25(a)	GBP 200	237,778
2.60%, 03/23/27(a)	AUD 100	61,354
3.25%, 09/06/30(a)	EUR 900	974,870
3.25%, 09/26/33(a)	EUR 450	490,901
4.75%, 05/06/26(a)	AUD 200	130,070
LANXESS AG
1.13%, 05/16/25 (Call 02/16/25)(a)	EUR 225	233,321
1.75%, 03/22/28 (Call 12/22/27)(a)	EUR 400	389,403
LEG Immobilien SE
0.88%, 11/28/27 (Call 08/28/27)(a)	EUR 300	289,972
1.50%, 01/17/34 (Call 10/17/33)(a)	EUR 300	246,568
Mercedes-Benz Group AG
0.75%, 02/08/30(a)	EUR 700	647,765
0.75%, 03/11/33(a)	EUR 750	640,624
1.00%, 11/15/27(a)	EUR 500	494,208
1.13%, 08/08/34(a)	EUR 355	306,064
1.50%, 07/03/29(a)	EUR 350	341,953
Security	Par (000)	Value
Germany (continued)
2.00%, 02/27/31(a)	EUR 310	$305,049
Mercedes-Benz International Finance BV
0.38%, 11/08/26(a)	EUR 525	521,534
0.85%, 02/28/25(a)	EUR 648	675,617
1.63%, 11/11/24(a)	GBP 200	245,413
2.00%, 08/22/26(a)	EUR 595	614,508
Merck Financial Services GmbH, 0.50%, 07/16/28 (Call 04/16/28)(a)	EUR 300	284,296
Merck KGaA
1.63%, 09/09/80 (Call 06/09/26), (5-year EURIBOR ICE Swap + 1.998%)(a)(b)	EUR 300	301,751
2.88%, 06/25/79 (Call 03/25/29), (5-year EURIBOR ICE Swap + 2.938%)(a)(b)	EUR 100	99,592
Muenchener Hypothekenbank eG
0.00%, 10/19/39(a)	EUR 275	177,633
0.13%, 09/05/35(a)	EUR 250	189,706
0.38%, 03/09/29(a)	EUR 300	266,263
0.50%, 03/14/25(a)	EUR 350	363,395
0.63%, 05/07/27(a)	EUR 400	394,423
1.00%, 04/18/39(a)	EUR 200	156,490
1.88%, 08/25/32(a)	EUR 1,000	969,813
2.50%, 07/04/28(a)	EUR 540	560,231
Series 1943, 0.25%, 05/02/36(a)	EUR 150	113,142
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42 (Call 11/26/31), (3-mo. EURIBOR + 2.100%)(a)(b)	EUR 300	251,260
1.25%, 05/26/41 (Call 11/26/30), (3-mo. EURIBOR + 2.550%)(a)(b)	EUR 200	176,156
3.25%, 05/26/49 (Call 05/26/29), (3-mo. EURIBOR + 3.400%)(a)(b)	EUR 100	101,919
Norddeutsche Landesbank-Girozentrale
0.25%, 05/17/24	EUR 200	213,137
0.25%, 10/28/26	EUR 637	629,301
0.75%, 01/18/28(a)	EUR 794	772,483
2.88%, 01/13/31(a)	EUR 1,000	1,043,830
NRW Bank
0.00%, 10/15/29	EUR 170	153,879
0.10%, 07/09/35	EUR 670	510,945
0.25%, 05/16/24(a)	EUR 150	159,871
0.25%, 07/04/25	EUR 200	205,443
0.38%, 12/16/24(a)	GBP 400	485,509
0.38%, 11/17/26(a)	EUR 132	131,002
0.50%, 05/26/25(a)	EUR 300	309,931
0.50%, 05/11/26(a)	EUR 50	50,406
0.50%, 06/17/41(a)	EUR 500	337,336
0.63%, 02/11/26	EUR 300	304,904
0.88%, 04/12/34	EUR 200	172,984
1.20%, 03/28/39	EUR 100	80,315
1.63%, 08/03/32(a)	EUR 400	383,576
2.63%, 02/06/29(a)	EUR 1,150	1,203,578
2.75%, 02/21/28(a)	EUR 1,630	1,716,580
3.00%, 05/31/30(a)	EUR 1,000	1,065,779
O2 Telefonica Deutschland Finanzierungs GmbH, 1.75%, 07/05/25 (Call 04/05/25)(a)	EUR 200	208,182
Roadster Finance DAC, 1.63%, 12/09/29(a)	EUR 100	104,829
Robert Bosch GmbH, 4.38%, 06/02/43 (Call 03/02/43)(a)	EUR 600	654,731
RWE AG
1.00%, 11/26/33 (Call 08/26/33)(a)	EUR 400	329,231
2.50%, 08/24/25 (Call 07/24/25)(a)	EUR 750	787,376
96
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
SAP SE
0.75%, 12/10/24 (Call 09/10/24)(a)	EUR 500	$524,076
1.00%, 04/01/25 (Call 01/01/25)(a)	EUR 219	228,559
1.25%, 03/10/28 (Call 12/10/27)(a)	EUR 400	396,749
1.75%, 02/22/27 (Call 11/22/26)(a)	EUR 102	105,529
Sartorius Finance BV
4.38%, 09/14/29 (Call 06/14/29)(a)	EUR 200	217,605
4.88%, 09/14/35 (Call 06/14/35)(a)	EUR 400	447,444
Series EXC, Series EXC, 5.50%, Series EXC, 06/18/25	GBP 100	125,473
Siemens Energy Finance BV, 4.25%, 04/05/29 (Call 01/05/29)(a)	EUR 400	425,480
Siemens Financieringsmaatschappij NV
0.00%, 09/05/24(a)	EUR 475	500,375
0.50%, 09/05/34(a)	EUR 200	160,593
1.00%, 02/20/25(a)	GBP 300	362,566
1.00%, 09/06/27(a)	EUR 240	239,248
1.00%, 02/25/30 (Call 11/25/29)(a)	EUR 700	658,412
1.25%, 02/28/31(a)	EUR 275	259,418
1.25%, 02/25/35 (Call 11/25/34)(a)	EUR 300	257,747
1.75%, 02/28/39(a)	EUR 750	635,960
2.75%, 09/10/25(a)	GBP 400	484,364
2.88%, 03/10/28(a)	EUR 341	360,572
3.38%, 08/24/31 (Call 05/24/31)(a)	EUR 400	429,347
3.38%, 02/22/37 (Call 11/22/36)(a)	EUR 100	104,430
3.50%, 02/24/36 (Call 11/24/35)(a)	EUR 100	106,453
3.63%, 02/24/43 (Call 11/24/42)(a)	EUR 200	210,383
3.63%, 02/22/44 (Call 08/22/43)(a)	EUR 100	105,066
Talanx AG, 2.25%, 12/05/47 (Call 12/05/27), (3-mo. EURIBOR + 2.450%)(a)(b)	EUR 300	295,890
Traton Finance Luxembourg SA, 0.75%, 03/24/29 (Call 12/24/28)(a)	EUR 600	551,876
UniCredit Bank GmbH
0.00%, 09/15/28(a)	EUR 800	742,029
0.00%, 01/21/36(a)	EUR 150	109,945
0.25%, 01/15/32(a)	EUR 950	814,280
0.50%, 05/04/26(a)	EUR 700	704,124
0.85%, 05/22/34(a)	EUR 730	622,796
3.00%, 05/17/27(a)	EUR 100	105,500
Vier Gas Transport GmbH, 4.63%, 09/26/32 (Call 06/26/32)(a)	EUR 300	337,424
Volkswagen Bank GmbH, 2.50%, 07/31/26(a)	EUR 500	516,643
Volkswagen Financial Services AG
0.38%, 02/12/30(a)	EUR 550	481,884
1.50%, 10/01/24(a)	EUR 300	316,770
2.25%, 10/16/26(a)	EUR 120	123,982
3.00%, 04/06/25(a)	EUR 500	530,012
3.38%, 04/06/28(a)	EUR 300	316,918
Volkswagen Financial Services NV
1.38%, 09/14/28(a)	GBP 300	315,579
2.25%, 04/12/25(a)	GBP 150	182,116
Volkswagen International Finance NV
2.63%, 11/16/27(a)	EUR 400	410,256
3.30%, 03/22/33(a)	EUR 400	408,033
3.38%, 11/16/26(a)	GBP 500	592,316
3.50%, (Call 03/20/30), (15-year EUR Swap + 3.060%)(a)(b)(c)	EUR 500	477,580
3.75%, (Call 12/28/27), (5-year EUR Swap + 2.924%)(a)(b)(c)	EUR 500	500,690
3.88%, (Call 06/17/29), (9-year EUR Swap + 3.958%)(a)(b)(c)	EUR 200	197,159
Security	Par (000)	Value
Germany (continued)
4.13%, 11/16/38(a)	EUR 200	$214,259
4.25%, 02/15/28(a)	EUR 300	324,713
4.25%, 03/29/29(a)	EUR 300	324,468
4.38%, (Call 03/28/31), (9-year EUR Swap + 3.360%)(a)(b)(c)	EUR 300	292,146
4.63%, (Call 06/27/28), (10-year EUR Swap + 3.982%)(a)(b)(c)	EUR 500	516,258
4.63%, (Call 03/24/26), (12-year EUR Swap + 2.967%)(a)(b)(c)	EUR 800	845,223
Series 10Y, 1.88%, 03/30/27(a)	EUR 700	707,321
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR 400	366,083
0.63%, 07/19/29(a)	EUR 300	272,612
1.38%, 01/20/25(a)	EUR 400	419,589
1.50%, 06/19/26(a)	EUR 550	559,544
4.75%, 09/25/31(a)	EUR 200	223,516
Vonovia SE
0.63%, 10/07/27 (Call 07/07/27)(a)	EUR 300	284,983
0.63%, 12/14/29 (Call 09/14/29)(a)	EUR 200	174,956
1.00%, 07/09/30 (Call 04/09/30)(a)	EUR 500	441,992
1.13%, 09/14/34 (Call 06/14/34)(a)	EUR 100	77,628
1.25%, 12/06/24(a)	EUR 100	105,010
1.50%, 03/22/26(a)	EUR 300	305,402
1.50%, 06/10/26(a)	EUR 300	304,067
1.50%, 06/14/41 (Call 03/14/41)(a)	EUR 500	332,275
1.63%, 10/07/39 (Call 07/07/39)(a)	EUR 100	71,088
1.63%, 09/01/51 (Call 06/01/51)(a)	EUR 200	117,918
1.75%, 01/25/27(a)	EUR 200	201,703
1.80%, 06/29/25 (Call 03/29/25)(a)	EUR 400	415,965
1.88%, 06/28/28 (Call 03/28/28)(a)	EUR 600	585,170
2.38%, 03/25/32 (Call 12/25/31)(a)	EUR 600	562,689
VW Credit Canada Inc., 5.86%, 11/15/27(a)	CAD 500	371,913
Wintershall Dea Finance BV, 1.33%, 09/25/28 (Call 06/25/28)(a)	EUR 400	376,070
Wirtschafts- und Infrastrukturbank Hessen, 0.88%, 06/14/28	EUR 200	195,430
Wurth Finance International BV
0.75%, 11/22/27 (Call 08/22/27)(a)	EUR 200	194,390
2.13%, 08/23/30 (Call 05/23/30)(a)	EUR 200	196,761
		187,062,836
Hong Kong — 0.0%
Prudential Funding Asia PLC, 6.13%, 12/19/31(a)	GBP 250	314,652
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27 (Call 07/08/27)(a)	EUR 300	292,907
MVM Energetika Zrt, 0.88%, 11/18/27 (Call 08/18/27)(a)	EUR 200	185,528
		478,435
Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR 300	262,456
Ireland — 0.1%
AIB Group PLC
0.50%, 11/17/27 (Call 11/17/26), (1-year EUR Swap + 0.750%)(a)(b)	EUR 400	391,092
4.63%, 07/23/29 (Call 07/23/28)(a)(b)	EUR 300	327,548
Schedule of Investments
97

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ireland (continued)
Bank of Ireland Group PLC
4.88%, 07/16/28 (Call 07/16/27), (1-year EUR Swap + 2.050%)(a)(b)	EUR 400	$438,526
5.00%, 07/04/31 (Call 07/04/30), (1-year EURIBOR ICE Swap + 2.050%)(a)(b)	EUR 700	785,780
Bank of Ireland Mortgage Bank, 0.63%, 03/14/25(a)	EUR 100	103,945
ESB Finance DAC
1.75%, 02/07/29 (Call 11/07/28)(a)	EUR 200	195,590
1.88%, 06/14/31 (Call 03/14/31)(a)	EUR 600	566,333
2.13%, 11/05/33 (Call 08/05/33)(a)	EUR 657	607,396
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP 100	116,537
Glencore Capital Finance DAC, 4.15%, 04/29/31 (Call 01/29/31)(a)	EUR 300	318,588
Kerry Group Financial Services Unltd Co.
0.63%, 09/20/29 (Call 06/20/29)(a)	EUR 300	275,707
0.88%, 12/01/31 (Call 09/01/31)(a)	EUR 100	87,923
Smurfit Kappa Acquisitions ULC, 2.88%, 01/15/26 (Call 10/15/25)(a)	EUR 350	366,985
Smurfit Kappa Treasury ULC, 0.50%, 09/22/29 (Call 06/22/29)(a)	EUR 300	271,129
		4,853,079
Italy — 0.8%
2i Rete Gas SpA
2.20%, 09/11/25 (Call 06/11/25)(a)	EUR 460	480,240
4.38%, 06/06/33 (Call 03/06/33)(a)	EUR 400	432,867
A2A SpA
1.00%, 07/16/29 (Call 04/16/29)(a)	EUR 750	694,342
1.63%, 10/19/27 (Call 07/19/27)(a)	EUR 400	397,553
ACEA SpA
0.25%, 07/28/30 (Call 04/28/30)(a)	EUR 550	476,031
1.00%, 10/24/26 (Call 07/24/26)(a)	EUR 550	549,190
1.75%, 05/23/28 (Call 02/23/28)(a)	EUR 660	652,173
Aeroporti di Roma SpA
1.63%, 06/08/27 (Call 03/08/27)(a)	EUR 250	252,738
4.88%, 07/10/33 (Call 04/10/33)(a)	EUR 100	112,551
AMCO - Asset Management Co. SpA
0.75%, 04/20/28(a)	EUR 250	234,231
1.38%, 01/27/25(a)	EUR 200	209,255
2.25%, 07/17/27(a)	EUR 650	658,004
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR 100	96,575
Assicurazioni Generali SpA
2.12%, 10/01/30(a)	EUR 600	561,881
4.60%, (Call 11/21/25), (3-mo. EURIBOR + 4.500%)(a)(b)(c)	EUR 100	106,514
5.50%, 10/27/47 (Call 10/27/27), (3-mo. EURIBOR + 5.350%)(a)(b)	EUR 350	385,660
5.80%, 07/06/32 (Call 01/06/32)(a)	EUR 400	460,079
ASTM SpA
1.00%, 11/25/26 (Call 08/25/26)(a)	EUR 300	297,760
2.38%, 11/25/33 (Call 08/25/33)(a)	EUR 600	535,669
Autostrade per l'Italia SpA
1.63%, 01/25/28 (Call 10/25/27)(a)	EUR 200	195,177
1.75%, 06/26/26(a)	EUR 200	203,516
1.75%, 02/01/27(a)	EUR 200	201,008
1.88%, 11/04/25(a)	EUR 350	361,842
1.88%, 09/26/29 (Call 06/26/29)(a)	EUR 200	189,875
2.00%, 12/04/28 (Call 09/04/28)(a)	EUR 200	194,837
2.25%, 01/25/32 (Call 10/25/31)(a)	EUR 413	380,407
4.38%, 09/16/25(a)	EUR 450	482,433
Security	Par (000)	Value
Italy (continued)
5.88%, 06/09/24	EUR 200	$213,802
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR 300	298,100
Series 16, 2.88%, 07/16/24(a)	EUR 200	212,914
Banco BPM SpA
1.00%, 01/23/25(a)	EUR 200	208,953
3.75%, 06/27/28(a)	EUR 200	213,911
3.88%, 09/18/26(a)	EUR 200	214,083
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR 200	198,572
BPER Banca SpA
0.63%, 10/28/29(a)	EUR 400	375,532
4.25%, 02/20/30 (Call 01/20/29), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 300	322,110
CA Auto Bank SPA/Ireland, 0.50%, 09/13/24 (Call 06/13/24)(a)	EUR 300	316,100
Coca-Cola HBC Finance BV, 0.63%, 11/21/29 (Call 08/21/29)(a)	EUR 300	272,716
Credit Agricole Italia SpA
0.25%, 09/30/24(a)	EUR 100	105,146
0.25%, 01/17/28(a)	EUR 300	283,978
0.38%, 01/20/32(a)	EUR 400	339,952
1.00%, 03/25/27(a)	EUR 400	396,979
1.00%, 01/17/45(a)	EUR 200	131,197
1.13%, 03/21/25(a)	EUR 200	208,439
3.50%, 01/15/30(a)	EUR 200	213,892
3.50%, 03/11/36(a)	EUR 200	213,970
Credito Emiliano SpA, 4.88%, 03/26/30 (Call 03/26/29), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 400	442,004
Enel Finance International NV
0.38%, 06/17/27 (Call 03/17/27)(a)	EUR 800	771,302
0.50%, 06/17/30 (Call 03/17/30)(a)	EUR 600	540,602
1.13%, 10/17/34 (Call 07/17/34)(a)	EUR 216	176,502
1.25%, 01/17/35 (Call 10/19/34)(a)	EUR 300	246,456
1.38%, 06/01/26(a)	EUR 479	487,982
2.88%, 04/11/29 (Call 01/11/29)(a)	GBP 300	336,802
3.88%, 01/23/35 (Call 10/23/34)(a)	EUR 500	524,105
4.00%, 02/20/31 (Call 11/20/30)(a)	EUR 400	432,034
4.50%, 02/20/43 (Call 08/20/42)(a)	EUR 200	213,690
5.63%, 08/14/24(a)	GBP 350	437,542
5.75%, 09/14/40(a)	GBP 330	408,712
Enel SpA
3.50%, (Call 02/24/25)(a)(b)(c)	EUR 200	211,306
Series 6.5Y, 1.38%, (Call 06/08/27), (5-year EUR Swap + 1.719%)(a)(b)(c)	EUR 730	692,386
Series 9.5Y, 1.88%, Series 9.5Y, (Call 06/08/30), (5-year EUR Swap + 2.011%)(a)(b)(c)	EUR 200	175,021
Eni SpA
0.63%, 01/23/30(a)	EUR 400	361,674
1.13%, 09/19/28(a)	EUR 670	645,893
1.25%, 05/18/26(a)	EUR 200	203,301
1.63%, 05/17/28(a)	EUR 100	98,819
2.75%, (Call 02/11/30), (5-year EUR Swap + 2.771%)(a)(b)(c)	EUR 300	281,741
3.75%, 09/12/25(a)	EUR 550	587,543
4.25%, 05/19/33(a)	EUR 400	437,280
Series NC5, 2.63%, (Call 10/13/25), (5-year EUR Swap + 3.167%)(a)(b)(c)	EUR 300	310,130
98
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
Series NC9, 3.38%, (Call 07/13/29), (5-year EUR Swap + 3.641%)(a)(b)(c)	EUR 299	$295,512
ERG SpA, 1.88%, 04/11/25 (Call 01/11/25)(a)	EUR 100	104,519
Ferrovie dello Stato Italiane SpA
0.38%, 03/25/28(a)	EUR 675	636,296
1.50%, 06/27/25(a)	EUR 460	478,677
Genertel SpA, 4.25%, 12/14/47 (Call 12/14/27), (3-mo. EURIBOR + 4.455%)(a)(b)	EUR 200	211,334
Hera SpA
0.25%, 12/03/30 (Call 09/03/30)(a)	EUR 673	571,011
0.88%, 10/14/26(a)	EUR 600	595,335
2.50%, 05/25/29 (Call 02/25/29)(a)	EUR 550	555,381
Iccrea Banca SpA, 3.50%, 03/04/32(a)	EUR 200	212,835
Intesa Sanpaolo SpA
0.63%, 02/24/26(a)	EUR 650	653,141
0.75%, 03/16/28(a)	EUR 800	762,580
1.00%, 09/25/25(a)	EUR 400	411,362
1.13%, 06/16/27(a)	EUR 800	793,503
1.13%, 10/04/27(a)	EUR 400	394,459
1.38%, 12/18/25(a)	EUR 100	102,934
1.75%, 07/04/29(a)	EUR 525	506,196
2.50%, 01/15/30(a)	GBP 400	417,832
3.25%, 02/10/26(a)	EUR 100	105,898
4.88%, 05/19/30(a)	EUR 450	506,215
5.13%, 08/29/31(a)	EUR 400	456,592
5.63%, 03/08/33(a)	EUR 319	371,678
Iren SpA
1.00%, 07/01/30 (Call 04/01/30)(a)	EUR 600	539,899
1.50%, 10/24/27 (Call 07/24/27)(a)	EUR 300	298,391
1.95%, 09/19/25 (Call 06/19/25)(a)	EUR 100	103,961
Italgas SpA
0.88%, 04/24/30(a)	EUR 430	388,359
1.63%, 01/19/27(a)	EUR 600	605,479
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR 100	99,160
0.88%, 01/15/26(a)	EUR 300	303,959
1.13%, 04/23/25(a)	EUR 250	259,784
1.25%, 11/24/29(a)	EUR 600	566,938
1.63%, 01/07/25(a)	EUR 200	210,227
4.75%, 03/14/28 (Call 03/14/27), (3-mo. EURIBOR + 1.370%)(a)(b)	EUR 600	655,222
Series 4, 1.38%, 11/10/25(a)	EUR 300	309,047
Poste Italiane SpA, 0.50%, 12/10/28 (Call 09/10/28)(a)	EUR 300	275,286
Ryanair DAC, 2.88%, 09/15/25(a)	EUR 650	685,271
Snam SpA
0.00%, 12/07/28 (Call 09/07/28)(a)	EUR 467	422,204
0.88%, 10/25/26(a)	EUR 461	457,921
1.25%, 06/20/34 (Call 03/20/34)(a)	EUR 200	166,957
1.38%, 10/25/27 (Call 07/25/27)(a)	EUR 110	108,917
3.88%, 02/19/34 (Call 11/19/33)(a)	EUR 600	632,190
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30 (Call 06/25/30)(a)	EUR 650	563,581
1.38%, 07/26/27(a)	EUR 700	694,420
3.88%, 07/24/33 (Call 04/24/33)(a)	EUR 100	107,356
4.90%, 10/28/24(a)	EUR 103	110,495
UniCredit SpA
0.33%, 01/19/26(a)	EUR 700	704,346
0.38%, 10/31/26(a)	EUR 300	296,334
0.75%, 04/30/25(a)	EUR 350	362,394
0.85%, 01/19/31(a)	EUR 100	87,528
Security	Par (000)	Value
Italy (continued)
1.80%, 01/20/30(a)	EUR 500	$471,100
3.50%, 07/31/30(a)	EUR 400	429,723
4.30%, 01/23/31 (Call 01/23/30), (3-mo. EURIBOR + 1.800%)(a)(b)	EUR 300	320,769
4.45%, 02/16/29 (Call 02/16/28), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 400	432,261
5.85%, 11/15/27 (Call 11/15/26), (3-mo. EURIBOR + 2.850%)(a)(b)	EUR 650	724,468
		45,102,818
Japan — 0.2%
Asahi Group Holdings Ltd.
1.15%, 09/19/25 (Call 06/19/25)(a)	EUR 350	360,049
3.46%, 04/16/32 (Call 01/16/32)(a)	EUR 400	421,378
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR 100	81,670
1.10%, 09/15/39(a)	EUR 300	223,385
1.16%, 09/15/28(a)	GBP 250	265,417
4.39%, 09/05/43(a)	EUR 300	333,097
4.50%, 01/25/36(a)	GBP 300	345,266
JT International Financial Services BV
1.00%, 11/26/29 (Call 08/26/29)(a)	EUR 200	186,170
2.75%, 09/28/33 (Call 06/28/33)(a)	GBP 200	202,162
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR 200	188,630
0.87%, 09/07/24(a)	EUR 400	422,428
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR 459	412,869
0.80%, 04/15/30(a)	EUR 335	301,639
1.63%, 04/08/27(a)	EUR 650	653,600
2.10%, 04/08/32(a)	EUR 500	472,960
3.98%, 05/21/34(a)	EUR 600	637,070
Nissan Motor Co. Ltd., 3.20%, 09/17/28 (Call 06/17/28)(a)	EUR 150	153,203
NTT Finance Corp.
0.08%, 12/13/25 (Call 11/13/25)(a)	EUR 406	409,512
0.34%, 03/03/30 (Call 12/03/29)(a)	EUR 500	445,829
0.40%, 12/13/28 (Call 09/13/28)(a)	EUR 200	186,055
Sumitomo Mitsui Banking Corp., 0.41%, 11/07/29(a)	EUR 250	224,538
Sumitomo Mitsui Financial Group Inc.
0.63%, 10/23/29(a)	EUR 400	363,179
0.93%, 10/11/24(a)	EUR 316	332,894
1.41%, 06/14/27(a)	EUR 300	298,877
1.55%, 06/15/26(a)	EUR 247	251,865
Sumitomo Mitsui Trust Bank Ltd., 0.00%, 10/15/27(a)	EUR 300	282,527
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27 (Call 05/09/27)	EUR 100	97,655
1.00%, 07/09/29 (Call 04/09/29)	EUR 700	656,886
1.38%, 07/09/32 (Call 04/09/32)	EUR 200	179,065
2.00%, 07/09/40 (Call 01/09/40)	EUR 200	163,148
3.00%, 11/21/30 (Call 08/21/30)(a)	EUR 200	205,302
Toyota Motor Finance Netherlands BV, 4.00%, 04/02/27(a)	EUR 100	107,962
		9,866,287
Lithuania — 0.0%
Ignitis Grupe AB
2.00%, 07/14/27(a)	EUR 200	199,258
2.00%, 05/21/30 (Call 02/21/30)(a)	EUR 200	184,958
		384,216
Schedule of Investments
99

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Luxembourg — 0.1%
ArcelorMittal SA, 1.75%, 11/19/25 (Call 08/19/25)(a)	EUR 650	$670,694
Aroundtown Finance SARL, 5.00%, (b)	EUR 100	56,125
Bevco Lux Sarl, 1.50%, 09/16/27 (Call 06/16/27)(a)	EUR 400	392,763
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/28 (Call 02/04/28)(a)	EUR 200	185,290
1.75%, 03/12/29 (Call 12/12/28)(a)	EUR 100	92,944
2.20%, 07/24/25 (Call 04/24/25)(a)	EUR 300	311,609
3.63%, 10/29/29 (Call 07/29/29)(a)	EUR 200	201,239
4.88%, 04/29/32 (Call 01/29/32)(a)	GBP 200	221,614
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund, 0.50%, 01/27/28 (Call 10/27/27)(a)	EUR 200	186,069
Czech Gas Networks Investments Sarl, 0.45%, 09/08/29 (Call 06/08/29)(a)	EUR 200	177,427
Eurofins Scientific SE, 4.00%, 07/06/29 (Call 04/06/29)(a)	EUR 381	405,112
JAB Holdings BV
1.00%, 12/20/27(a)	EUR 500	483,175
2.25%, 12/19/39(a)	EUR 300	238,102
Series 11Y, 2.50%, 06/25/29(a)	EUR 600	601,386
Logicor Financing Sarl
2.25%, 05/13/25 (Call 02/13/25)(a)	EUR 550	574,918
2.75%, 01/15/30 (Call 10/15/29)(a)	GBP 250	259,356
3.25%, 11/13/28 (Call 08/13/28)(a)	EUR 660	664,984
4.63%, 07/25/28 (Call 05/25/28)(a)	EUR 600	640,287
Prologis International Funding II SA
0.88%, 07/09/29 (Call 04/09/29)(a)	EUR 300	274,502
3.13%, 06/01/31 (Call 03/01/31)(a)	EUR 300	300,725
4.63%, 02/21/35 (Call 11/21/34)(a)	EUR 500	550,019
SELP Finance SARL
0.88%, 05/27/29 (Call 02/27/29)(a)	EUR 250	225,602
1.50%, 12/20/26 (Call 09/20/26)(a)	EUR 250	249,482
SES SA, 0.88%, 11/04/27 (Call 08/04/27)(a)	EUR 200	190,488
		8,153,912
Mexico — 0.0%
America Movil SAB de CV
2.13%, 03/10/28	EUR 300	302,664
4.95%, 07/22/33	GBP 200	242,648
5.75%, 06/28/30	GBP 520	665,118
		1,210,430
Netherlands — 1.1%
ABB Finance BV, 3.38%, 01/15/34 (Call 10/15/33)(a)	EUR 200	210,539
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR 200	158,870
0.40%, 09/17/41(a)	EUR 100	64,886
0.50%, 04/15/26(a)	EUR 300	302,805
0.60%, 01/15/27(a)	EUR 600	588,895
0.63%, 01/24/37(a)	EUR 300	231,901
0.88%, 01/14/26(a)	EUR 400	408,661
1.00%, 04/13/31(a)	EUR 900	834,040
1.00%, 06/02/33(a)	EUR 200	173,692
1.13%, 01/12/32(a)	EUR 200	184,127
1.13%, 04/23/39(a)	EUR 200	156,651
1.25%, 05/28/25(a)	EUR 600	623,342
1.25%, 01/10/33(a)	EUR 200	182,740
1.38%, 01/12/37(a)	EUR 500	427,206
Security	Par (000)	Value
Netherlands (continued)
1.45%, 04/12/38(a)	EUR 500	$421,319
3.00%, 06/01/32(a)	EUR 200	204,759
3.38%, 08/15/31(a)	CHF 200	246,594
3.88%, 12/21/26(a)	EUR 400	430,774
4.00%, 01/16/28(a)	EUR 200	214,603
4.25%, 02/21/30(a)	EUR 600	654,410
4.50%, 11/21/34(a)	EUR 400	449,745
5.50%, 09/21/33 (Call 06/21/28), (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR 300	331,666
Achmea Bank NV, 0.50%, 02/20/26(a)	EUR 300	303,101
Achmea BV, 1.50%, 05/26/27 (Call 02/26/27)(a)	EUR 334	332,500
Aegon Ltd., 6.13%, 12/15/31	GBP 50	64,764
Akzo Nobel NV
1.13%, 04/08/26 (Call 01/08/26)(a)	EUR 200	203,632
2.00%, 03/28/32 (Call 12/28/31)(a)	EUR 300	283,159
Alliander NV, 3.25%, 06/13/28 (Call 03/13/28)(a)	EUR 550	584,313
ASML Holding NV
0.63%, 05/07/29 (Call 02/07/29)(a)	EUR 340	320,300
1.38%, 07/07/26 (Call 04/07/26)(a)	EUR 300	306,805
ASR Nederland NV, 7.00%, 12/07/43 (Call 09/07/33), (5-year EUR Swap + 5.300%)(a)(b)	EUR 200	238,309
BNG Bank NV
0.00%, 08/31/28(a)	EUR 400	374,218
0.00%, 01/20/31(a)	EUR 500	434,089
0.13%, 04/11/26(a)	EUR 500	502,409
0.13%, 04/19/33(a)	EUR 800	656,557
0.13%, 07/09/35(a)	EUR 400	306,016
0.25%, 01/12/32(a)	EUR 800	688,899
0.25%, 11/22/36(a)	EUR 500	370,581
0.63%, 06/19/27(a)	EUR 750	742,050
0.75%, 01/11/28(a)	EUR 250	245,185
0.75%, 01/24/29(a)	EUR 390	373,962
0.81%, 06/28/49(a)	EUR 400	238,617
0.88%, 10/17/35(a)	EUR 800	667,579
0.88%, 10/24/36(a)	EUR 446	361,012
1.00%, 01/12/26(a)	EUR 200	205,215
1.13%, 09/04/24(a)	EUR 300	317,386
1.38%, 10/21/30(a)	EUR 200	191,859
1.50%, 07/15/39(a)	EUR 284	236,060
1.60%, 11/27/30(a)	AUD 310	161,275
3.00%, 04/23/30(a)	EUR 400	425,038
3.25%, 07/15/25(a)	AUD 200	127,461
3.30%, 07/17/28(a)	AUD 900	550,441
Brenntag Finance BV, 3.88%, 04/24/32(a)	EUR 300	315,271
Cooperatieve Rabobank UA
0.00%, 07/02/30(a)	EUR 1,000	885,265
0.25%, 05/31/24(a)	EUR 200	212,859
0.63%, 04/26/26(a)	EUR 200	202,283
0.63%, 02/25/33(a)	EUR 300	250,053
0.75%, 03/02/32(a)	EUR 600	536,661
0.75%, 06/21/39(a)	EUR 200	149,608
0.88%, 02/08/28(a)	EUR 700	687,471
0.88%, 02/01/29(a)	EUR 600	577,547
1.25%, 03/23/26(a)	EUR 820	840,540
1.25%, 05/31/32(a)	EUR 200	185,441
1.38%, 02/03/27(a)	EUR 610	622,493
1.50%, 04/26/38(a)	EUR 300	256,932
3.11%, 06/07/33(a)	EUR 400	427,013
3.88%, 11/30/32 (Call 08/30/27), (5-year EUR Swap + 1.950%)(a)(b)	EUR 100	105,426
100
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
4.00%, 01/10/30(a)	EUR 300	$324,685
4.23%, 04/25/29 (Call 04/25/28), (3-mo. EURIBOR + 1.150%)(a)(b)	EUR 1,000	1,083,128
5.25%, 09/14/27(a)	GBP 500	616,432
5.38%, 08/03/60(a)	GBP 100	129,341
CTP NV
0.88%, 01/20/26 (Call 10/20/25)(a)	EUR 400	401,874
1.25%, 06/21/29 (Call 03/21/29)(a)	EUR 200	182,210
de Volksbank NV
0.38%, 09/16/41(a)	EUR 200	129,180
1.00%, 03/08/28(a)	EUR 200	196,213
1.75%, 10/22/30 (Call 10/22/25), (5-year EUR Swap + 2.100%)(a)(b)	EUR 600	611,922
2.38%, 05/04/27 (Call 05/04/26), (3-mo. EURIBOR + 1.200%)(a)(b)	EUR 300	308,615
DSM BV, 1.00%, 04/09/25 (Call 01/09/25)(a)	EUR 470	489,735
Enexis Holding NV, 0.75%, 07/02/31 (Call 04/02/31)(a)	EUR 725	641,014
Euronext NV, 0.75%, 05/17/31 (Call 02/17/31)(a)	EUR 400	352,624
EXOR NV
0.88%, 01/19/31 (Call 10/19/30)(a)	EUR 200	177,683
1.75%, 01/18/28 (Call 10/18/27)(a)	EUR 200	200,370
Heineken NV
1.00%, 05/04/26 (Call 02/04/26)(a)	EUR 370	374,719
1.25%, 03/17/27 (Call 12/17/26)(a)	EUR 350	350,476
1.75%, 05/07/40 (Call 11/07/39)(a)	EUR 300	244,378
2.25%, 03/30/30 (Call 12/30/29)(a)	EUR 450	447,372
4.13%, 03/23/35 (Call 12/23/34)(a)	EUR 400	440,652
ING Bank NV
0.75%, 02/18/29(a)	EUR 1,400	1,333,596
0.88%, 04/11/28(a)	EUR 700	682,197
1.00%, 02/17/37(a)	EUR 300	243,848
3.00%, 02/15/33(a)	EUR 500	526,948
ING Groep NV
0.25%, 02/18/29 (Call 02/18/28), (3-mo. EURIBOR + 0.680%)(a)(b)	EUR 600	558,038
0.25%, 02/01/30 (Call 02/01/29), (3-mo. EURIBOR + 0.700%)(a)(b)	EUR 600	539,736
1.00%, 11/16/32 (Call 08/16/27), (5-year EUR Swap + 1.150%)(a)(b)	EUR 500	476,369
1.13%, 02/14/25(a)	EUR 600	626,988
1.13%, 12/07/28 (Call 12/07/27), (1-day SONIA + 0.905%)(a)(b)	GBP 400	431,138
1.25%, 02/16/27 (Call 02/16/26), (3-mo. EURIBOR + 0.850%)(a)(b)	EUR 800	814,969
2.00%, 09/20/28(a)	EUR 300	297,910
2.13%, 05/26/31 (Call 02/26/26), (5-year EUR Swap + 2.400%)(a)(b)	EUR 300	306,232
2.50%, 11/15/30(a)	EUR 500	497,572
4.00%, 02/12/35 (Call 02/12/34), (3-mo. EURIBOR + 1.779%)(a)(b)	EUR 700	749,744
4.50%, 05/23/29 (Call 05/23/28), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 500	545,213
5.00%, 02/20/35 (Call 11/20/29)(a)(b)	EUR 300	326,233
JDE Peet's NV, 1.13%, 06/16/33 (Call 03/16/33)(a)	EUR 449	369,847
JT International Financial Services BV, 3.63%, 04/11/34 (Call 01/11/34)(a)	EUR 600	622,122
Knab NV, 0.38%, 06/09/36(a)	EUR 200	151,838
Security	Par (000)	Value
Netherlands (continued)
Koninklijke Ahold Delhaize NV
0.25%, 06/26/25 (Call 03/26/25)(a)	EUR 352	$361,649
3.88%, 03/11/36 (Call 12/11/35)(a)	EUR 300	317,868
Koninklijke KPN NV
0.88%, 11/15/33 (Call 08/15/33)(a)	EUR 300	247,596
5.63%, 09/30/24(a)	EUR 200	214,799
5.75%, 09/17/29(a)	GBP 195	249,333
Koninklijke Philips NV
1.88%, 05/05/27 (Call 02/05/27)(a)	EUR 400	405,121
2.00%, 03/30/30 (Call 12/30/29)(a)	EUR 300	291,271
Louis Dreyfus Co. Finance BV
1.63%, 04/28/28 (Call 01/28/28)(a)	EUR 100	97,798
2.38%, 11/27/25 (Call 08/27/25)(a)	EUR 600	624,290
Nationale-Nederlanden Bank NV Netherlands (The)
0.05%, 09/24/35(a)	EUR 300	222,919
0.63%, 09/11/25(a)	EUR 600	614,906
1.00%, 09/25/28(a)	EUR 200	193,523
Nederlandse Gasunie NV
1.38%, 10/16/28 (Call 07/16/28)(a)	EUR 400	393,424
3.88%, 05/22/33 (Call 02/22/33)(a)	EUR 420	455,939
Nederlandse Waterschapsbank NV
0.25%, 01/19/32(a)	EUR 500	430,857
0.50%, 04/29/30(a)	EUR 500	458,961
0.63%, 02/06/29(a)	EUR 200	189,995
1.00%, 09/03/25(a)	EUR 598	617,483
1.00%, 03/01/28(a)	EUR 600	590,544
1.25%, 06/07/32(a)	EUR 100	92,781
1.50%, 06/15/39(a)	EUR 200	167,363
1.63%, 01/29/48(a)	EUR 200	153,633
3.45%, 07/17/28(a)	AUD 300	184,607
NIBC Bank NV
0.13%, 11/25/30(a)	EUR 400	348,268
0.13%, 04/21/31(a)	EUR 100	85,952
1.00%, 09/11/28(a)	EUR 200	193,413
NN Group NV
4.63%, 01/13/48 (Call 01/13/28), (3-mo. EURIBOR + 4.950%)(a)(b)	EUR 200	215,652
5.25%, 03/01/43 (Call 08/30/32), (3-mo. EURIBOR + 4.200%)(a)(b)	EUR 377	410,892
6.00%, 11/03/43 (Call 05/03/33), (3-mo. EURIBOR + 4.000%)(a)(b)	EUR 100	113,804
PostNL NV, 0.63%, 09/23/26 (Call 06/23/26)	EUR 200	196,305
Royal Schiphol Group NV
1.50%, 11/05/30 (Call 08/05/30)(a)	EUR 600	563,510
2.00%, 04/06/29 (Call 01/06/29)(a)	EUR 550	547,454
Sandoz Finance BV, 4.50%, 11/17/33 (Call 08/17/33)(a)	EUR 500	555,990
Shell International Finance BV
0.13%, 11/08/27(a)	EUR 599	570,873
0.88%, 08/21/28(a)	CHF 125	133,462
0.88%, 11/08/39(a)	EUR 300	212,874
1.25%, 05/12/28(a)	EUR 420	410,448
1.25%, 11/11/32(a)	EUR 300	267,211
1.88%, 09/15/25(a)	EUR 710	741,014
1.88%, 04/07/32(a)	EUR 360	339,739
Siemens Financieringsmaatschappij NV
3.00%, 11/22/28 (Call 10/22/28)(a)	EUR 100	105,677
3.13%, 05/22/32 (Call 02/22/32)(a)	EUR 200	209,919
Stedin Holding NV, 1.38%, 09/19/28 (Call 06/19/28)(a)	EUR 500	486,489
Schedule of Investments
101

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
TenneT Holding BV
0.88%, 06/16/35 (Call 03/16/35)(a)	EUR 650	$583,264
1.00%, 06/13/26 (Call 03/13/26)(a)	EUR 400	409,874
1.38%, 06/26/29 (Call 03/26/29)(a)	EUR 650	637,908
1.50%, 06/03/39 (Call 03/03/39)(a)	EUR 594	546,793
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR 650	608,388
2.75%, 05/17/42 (Call 12/17/41)(a)	EUR 600	580,241
Universal Music Group NV, 4.00%, 06/13/31 (Call 03/13/31)(a)	EUR 200	216,578
Van Lanschot Kempen NV, 0.88%, 02/15/27(a)	EUR 200	198,717
Vesteda Finance BV, 2.00%, 07/10/26 (Call 04/10/26)(a)	EUR 450	459,214
Viterra Finance BV, 1.00%, 09/24/28 (Call 06/24/28)(a)	EUR 300	282,674
Wolters Kluwer NV
0.75%, 07/03/30 (Call 04/03/30)(a)	EUR 250	226,803
1.50%, 03/22/27 (Call 12/22/26)(a)	EUR 200	201,597
		61,610,698
New Zealand — 0.0%
ANZ New Zealand International Ltd./London, 0.38%, 09/17/29(a)	EUR 200	180,885
ASB Bank Ltd.
0.63%, 10/18/24(a)	EUR 200	210,331
4.50%, 03/16/27(a)	EUR 550	599,414
Bank of New Zealand, 0.00%, 06/15/28(a)	EUR 400	369,959
BNZ International Funding Ltd/London, 0.63%, 07/03/25(a)	EUR 200	205,990
Westpac Securities NZ Ltd./London
0.00%, 06/08/28(a)	EUR 200	185,147
0.43%, 12/14/26(a)	EUR 650	636,271
		2,387,997
Norway — 0.3%
Avinor AS, 1.00%, 04/29/25 (Call 01/29/25)(a)	EUR 450	467,554
DNB Bank ASA
0.38%, 01/18/28 (Call 01/18/27), (3-mo. EURIBOR + 0.320%)(a)(b)	EUR 600	586,010
2.63%, 06/10/26 (Call 06/10/25), (1-year GUK + 1.350%)(a)(b)	GBP 550	666,071
3.63%, 02/16/27 (Call 02/16/26), (3-mo. EURIBOR + 0.630%)(a)(b)	EUR 639	678,603
4.00%, 03/14/29 (Call 03/14/28), (3-mo. EURIBOR + 0.650%)(a)(b)	EUR 100	107,853
4.50%, 07/19/28 (Call 07/19/27), (3-mo. EURIBOR + 1.000%)(a)(b)	EUR 500	544,232
4.63%, 02/28/33 (Call 11/28/27)(a)(b)	EUR 250	268,758
DNB Boligkreditt AS
0.00%, 10/08/27(a)	EUR 200	191,023
0.00%, 05/12/28(a)	EUR 500	469,396
0.25%, 09/07/26(a)	EUR 400	396,733
0.38%, 11/20/24(a)	EUR 100	104,811
0.63%, 01/14/26(a)	EUR 400	406,767
2.88%, 03/12/29(a)	EUR 500	526,086
Eika Boligkreditt AS
0.00%, 03/12/27	EUR 200	194,012
0.00%, 03/23/28(a)	EUR 500	470,639
0.50%, 08/28/25(a)	EUR 200	205,026
Equinor ASA
0.75%, 05/22/26 (Call 03/22/26)(a)	EUR 450	453,071
1.38%, 05/22/32 (Call 02/22/32)(a)	EUR 600	546,993
1.63%, 11/09/36 (Call 08/09/36)(a)	EUR 200	170,896
Security	Par (000)	Value
Norway (continued)
4.25%, 04/10/41(a)	GBP 290	$322,887
6.88%, 03/11/31(a)	GBP 350	485,287
Santander Consumer Bank AS, 0.13%, 02/25/25(a)	EUR 300	310,582
SpareBank 1 Boligkreditt A/S, 0.05%, 11/03/28(a)	EUR 700	649,161
SpareBank 1 Boligkreditt AS
0.13%, 05/14/26(a)	EUR 200	199,801
0.13%, 11/05/29(a)	EUR 300	271,175
0.13%, 05/12/31(a)	EUR 450	387,012
0.25%, 08/30/26(a)	EUR 200	198,562
0.50%, 01/30/25(a)	EUR 350	365,081
1.00%, 01/30/29(a)	EUR 600	578,448
SpareBank 1 Oestlandet, 0.25%, 09/30/24(a)	EUR 250	262,679
SpareBank 1 SMN, 0.00%, 02/18/28(a)	EUR 300	280,388
SpareBank 1 SR-Bank ASA, 0.38%, 07/15/27 (Call 07/15/26), (3-mo. EURIBOR + 0.750%)(a)(b)	EUR 400	394,705
Sparebanken Soer Boligkreditt AS, 0.50%, 02/06/26(a)	EUR 200	202,527
Sparebanken Vest Boligkreditt A/S, 2.50%, 09/22/27(a)	EUR 200	207,767
Sparebanken Vest Boligkreditt AS
0.00%, 11/24/25(a)	EUR 500	505,505
0.50%, 02/12/26(a)	EUR 400	405,013
SR-Boligkreditt AS
0.00%, 10/08/26	EUR 100	98,423
0.00%, 09/08/28(a)	EUR 350	324,524
0.75%, 10/17/25(a)	EUR 300	307,788
1.63%, 03/15/28(a)	EUR 500	501,529
Statkraft AS, 1.50%, 03/26/30 (Call 12/26/29)(a)	EUR 550	523,907
Storebrand Livsforsikring AS, 1.88%, 09/30/51 (Call 03/31/31), (6-mo. EURIBOR + 2.950%)(a)(b)	EUR 100	85,376
Telenor ASA
0.25%, 02/14/28 (Call 11/14/27)(a)	EUR 650	614,391
0.88%, 02/14/35 (Call 11/14/34)(a)	EUR 496	403,097
2.63%, 12/06/24(a)	EUR 340	360,149
4.00%, 10/03/30 (Call 07/03/30)(a)	EUR 550	602,471
		17,302,769
Poland — 0.0%
PKO Bank Hipoteczny SA, 0.75%, 08/27/24(a)	EUR 100	105,612
Portugal — 0.0%
Banco Santander Totta SA
1.25%, 09/26/27(a)	EUR 300	298,234
3.38%, 04/19/28(a)	EUR 200	212,347
EDP Finance BV
0.38%, 09/16/26 (Call 06/16/26)(a)	EUR 602	593,906
1.88%, 10/13/25(a)	EUR 200	207,840
1.88%, 09/21/29 (Call 06/21/29)(a)	EUR 200	194,628
EDP Servicios Financieros Espana SA, 4.38%, 04/04/32 (Call 01/04/32)(a)	EUR 300	329,693
Fidelidade - Cia. de Seguros SA/Portugal, 4.25%, 09/04/31 (Call 09/04/26), (5-year EUR Swap + 4.488%)(a)(b)	EUR 300	305,511
Ren Finance BV
0.50%, 04/16/29 (Call 01/16/29)(a)	EUR 200	184,733
1.75%, 01/18/28 (Call 10/18/27)(a)	EUR 100	99,582
		2,426,474
102
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania — 0.0%
NE Property BV, 3.38%, 07/14/27 (Call 04/14/27)(a)	EUR 225	$230,484
Singapore — 0.0%
Temasek Financial I Ltd.
0.50%, 11/20/31 (Call 08/20/31)(a)	EUR 450	385,805
3.50%, 02/15/33 (Call 11/15/32)(a)	EUR 250	266,919
United Overseas Bank Ltd.
0.00%, 12/01/27(a)	EUR 225	212,422
0.50%, 01/16/25(a)	EUR 230	239,979
		1,105,125
Slovakia — 0.0%
Slovenska Sporitelna AS, 0.13%, 06/12/26(a)	EUR 200	197,797
Tatra Banka A/S, 4.97%, 04/29/30, (3-mo. EURIBOR + 2.100%)(a)(b)	EUR 400	429,403
Vseobecna Uverova Banka AS
0.00%, 06/23/25(a)	EUR 300	305,895
3.50%, 10/13/26(a)	EUR 300	317,816
		1,250,911
South Africa — 0.0%
Anglo American Capital PLC
1.63%, 09/18/25(a)	EUR 300	310,624
4.75%, 09/21/32 (Call 06/21/32)(a)	EUR 500	554,946
		865,570
South Korea — 0.0%
Kookmin Bank, 0.05%, 07/15/25(a)	EUR 200	203,932
Shinhan Bank Co. Ltd., 0.25%, 10/16/24(a)	EUR 450	471,118
		675,050
Spain — 0.8%
Abanca Corp. Bancaria SA, 5.88%, 04/02/30 (Call 04/02/29), (1-year EUR Swap + 2.600%)(a)(b)	EUR 500	568,461
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR 300	297,344
1.25%, 02/07/28 (Call 11/06/27)(a)	EUR 300	290,615
1.63%, 07/15/29 (Call 04/15/29)(a)	EUR 300	286,883
1.88%, 03/26/32 (Call 12/26/31)(a)	EUR 100	90,973
2.25%, 03/29/29 (Call 12/29/28)(a)	EUR 400	397,390
2.38%, 09/27/27 (Call 06/27/27)(a)	EUR 200	203,501
3.00%, 03/27/31 (Call 12/27/30)(a)	EUR 200	201,146
Acciona Energia Financiacion Filiales SA, 5.13%, 04/23/31 (Call 01/23/31)(a)	EUR 500	550,780
Aena SME SA, 4.25%, 10/13/30 (Call 07/13/30)(a)	EUR 200	219,730
Amadeus IT Group SA, 2.50%, 05/20/24(a)	EUR 200	213,283
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, Series X, 3.75%, 06/30/25	EUR 700	746,467
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR 600	589,342
0.88%, 11/22/26(a)	EUR 600	600,464
0.88%, 01/14/29 (Call 01/14/28), (3-mo. EURIBOR + 0.820%)(a)(b)	EUR 600	575,776
1.75%, 11/26/25(a)	EUR 700	725,072
3.50%, 02/10/27(a)	EUR 600	632,894
3.88%, 01/15/34(a)	EUR 300	323,089
4.13%, 05/10/26 (Call 05/10/25), (3-mo. EURIBOR + 0.670%)(a)(b)	EUR 400	427,574
4.88%, 02/08/36 (Call 11/08/30), (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR 500	535,994
Security	Par (000)	Value
Spain (continued)
Banco de Sabadell SA
0.13%, 02/10/28(a)	EUR 400	$376,421
1.00%, 04/26/27(a)	EUR 400	396,464
4.00%, 01/15/30 (Call 01/15/29), (1-year EUR Swap + 1.600%)(a)(b)	EUR 600	643,410
5.00%, 06/07/29 (Call 06/07/28), (1-year EUR Swap + 2.000%)(a)(b)	EUR 200	222,269
Banco Santander SA
0.10%, 02/27/32	EUR 400	331,583
0.13%, 06/04/30(a)	EUR 500	438,240
0.25%, 07/10/29(a)	EUR 200	181,972
0.30%, 10/04/26(a)	EUR 500	492,318
0.50%, 03/24/27 (Call 03/24/26), (3-mo. EURIBOR + 0.850%)(a)(b)	EUR 600	599,826
0.63%, 06/24/29 (Call 06/24/28), (1-year EUR Swap + 0.780%)(a)(b)	EUR 700	655,569
0.88%, 05/09/31(a)	EUR 600	541,302
1.00%, 04/07/25(a)	EUR 400	416,343
1.13%, 11/27/24(a)	EUR 200	210,287
1.13%, 10/25/28(a)	EUR 500	484,188
1.50%, 01/25/26(a)	EUR 400	411,883
1.63%, 10/22/30(a)	EUR 600	542,919
2.00%, 11/27/34(a)	EUR 100	93,775
2.13%, 02/08/28(a)	EUR 700	699,044
2.38%, 09/08/27(a)	EUR 500	516,501
2.50%, 03/18/25(a)	EUR 500	526,329
3.75%, 01/16/26(a)	EUR 400	427,279
3.75%, 01/09/34(a)	EUR 600	637,774
3.88%, 01/16/28(a)	EUR 400	429,725
4.25%, 06/12/30(a)	EUR 400	439,526
4.75%, 08/30/28 (Call 08/30/27), (1-year GUK + 2.500%)(a)(b)	GBP 600	730,988
4.88%, 10/18/31(a)	EUR 200	223,861
Bankinter SA
0.63%, 10/06/27(a)	EUR 400	383,587
1.00%, 02/05/25(a)	EUR 200	208,696
1.25%, 12/23/32 (Call 06/23/27), (5-year EUR Swap + 1.450%)(a)(b)	EUR 200	191,676
3.05%, 05/29/28(a)	EUR 300	314,376
CaixaBank SA
0.75%, 07/09/26(a)	EUR 200	200,019
0.75%, 07/10/26 (Call 07/10/25), (3-mo. EURIBOR + 1.170%)(a)(b)	EUR 300	308,289
0.75%, 05/26/28 (Call 05/26/27), (3-mo. EURIBOR + 1.000%)(a)(b)	EUR 700	681,069
1.00%, 06/25/24(a)	EUR 200	212,521
1.00%, 09/25/25(a)	EUR 200	205,556
1.00%, 01/17/28(a)	EUR 400	391,072
1.13%, 03/27/26(a)	EUR 900	913,640
1.25%, 01/11/27(a)	EUR 400	402,296
1.25%, 06/18/31 (Call 03/18/26), (5-year EUR Swap + 1.630%)(a)(b)	EUR 300	299,149
1.50%, 12/03/26 (Call 12/03/25), (1-year GUK + 1.320%)(a)(b)	GBP 400	467,662
4.00%, 02/03/25	EUR 300	320,363
4.13%, 03/24/36	EUR 300	339,947
4.25%, 09/06/30(a)	EUR 600	659,067
6.13%, 05/30/34 (Call 11/30/28), (5-year EUR Swap + 3.000%)(a)(b)	EUR 600	673,659
6.25%, 02/23/33 (Call 11/23/27), (5-year EUR Swap + 3.550%)(a)(b)	EUR 100	112,016
Schedule of Investments
103

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
Cedulas TDA 6 Fondo de Titulizacion de Activos, 3.88%, 05/23/25	EUR 400	$427,276
Cellnex Finance Co. SA
1.25%, 01/15/29 (Call 10/15/28)(a)	EUR 400	377,127
2.00%, 02/15/33 (Call 11/15/32)(a)	EUR 600	538,664
Enagas Financiaciones SA
0.75%, 10/27/26 (Call 07/27/26)(a)	EUR 600	596,523
1.38%, 05/05/28(a)	EUR 400	395,075
FCC Aqualia SA, 2.63%, 06/08/27 (Call 03/08/27)(a)	EUR 250	256,622
FCC Servicios Medio Ambiente Holding SAU, 1.66%, 12/04/26 (Call 09/23/26)(a)	EUR 100	100,956
Ferrovial Emisiones SA
1.38%, 03/31/25(a)	EUR 200	208,674
2.50%, 07/15/24(a)	EUR 200	212,784
Iberdrola Finanzas SA
1.00%, 03/07/25 (Call 12/07/24)(a)	EUR 500	521,041
1.38%, 03/11/32 (Call 12/11/31)(a)	EUR 200	183,323
1.58%, (Call 08/16/27), (5-year EUR Swap + 1.676%)(a)(b)(c)	EUR 500	481,548
1.62%, 11/29/29 (Call 05/30/29)(a)	EUR 200	195,900
3.63%, 07/13/33(a)	EUR 600	640,384
Iberdrola International BV
Series NC8, 2.25%, (Call 01/28/29), (5-year EUR Swap + 2.574%)(a)(b)(c)	EUR 300	285,735
Series NC9, 1.83%, (Call 08/09/29), (5-year EUR Swap + 2.049%)(a)(b)(c)	EUR 200	182,514
Inmobiliaria Colonial SOCIMI SA
1.35%, 10/14/28 (Call 07/14/28)(a)	EUR 100	96,364
2.00%, 04/17/26(a)	EUR 300	308,468
Liberbank SA, 0.25%, 09/25/29(a)	EUR 300	268,762
Mapfre SA
1.63%, 05/19/26(a)	EUR 200	205,190
4.38%, 03/31/47 (Call 03/31/27), (3-mo. EURIBOR + 4.543%)(a)(b)	EUR 400	423,625
Merlin Properties SOCIMI SA
1.75%, 05/26/25 (Call 02/26/25)(a)	EUR 105	109,470
1.88%, 11/02/26 (Call 08/02/26)(a)	EUR 325	331,871
1.88%, 12/04/34 (Call 09/04/34)(a)	EUR 200	165,368
Naturgy Finance BV
1.25%, 04/19/26 (Call 01/19/26)(a)	EUR 500	508,209
1.50%, 01/29/28 (Call 10/29/27)(a)	EUR 600	593,366
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27 (Call 06/28/27)(a)	EUR 200	199,094
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR 300	326,652
Series A6, 4.25%, 04/10/31	EUR 600	676,634
Red Electrica Financiaciones SAU
1.00%, 04/21/26(a)	EUR 300	305,490
3.00%, 01/17/34 (Call 10/17/33)(a)	EUR 200	206,170
Redeia Corp. SA, 0.88%, 04/14/25 (Call 01/14/25)(a)	EUR 300	311,251
Repsol Europe Finance Sarl, 0.88%, 07/06/33 (Call 01/06/33)(a)	EUR 500	419,361
Repsol International Finance BV
0.13%, 10/05/24 (Call 07/05/24)(a)	EUR 400	420,228
0.25%, 08/02/27 (Call 05/02/27)(a)	EUR 600	575,250
Santander Consumer Finance SA
0.50%, 01/14/27(a)	EUR 400	391,136
3.75%, 01/17/29(a)	EUR 300	320,486
Security	Par (000)	Value
Spain (continued)
Telefonica Emisiones SA
1.20%, 08/21/27 (Call 05/21/27)(a)	EUR 500	$493,744
1.53%, 01/17/25(a)	EUR 200	210,273
1.79%, 03/12/29 (Call 12/12/28)(a)	EUR 200	196,834
1.81%, 05/21/32 (Call 11/21/31)(a)	EUR 600	553,928
1.96%, 07/01/39 (Call 01/01/39)(a)	EUR 125	101,468
2.32%, 10/17/28(a)	EUR 100	101,100
2.93%, 10/17/29(a)	EUR 400	413,766
4.06%, 01/24/36 (Call 10/24/35)(a)	EUR 400	424,911
Telefonica Emisiones SAU
1.46%, 04/13/26(a)	EUR 300	306,251
1.72%, 01/12/28(a)	EUR 500	499,774
		43,499,874
Supranational — 0.5%
Asian Development Bank
1.40%, 02/06/37	EUR 200	173,728
2.55%, 01/10/31	EUR 500	518,455
4.50%, 06/20/30	AUD 1,160	735,209
5.13%, 10/24/28	GBP 1,000	1,278,674
Asian Infrastructure Investment Bank (The), 4.00%, 07/22/27(a)	GBP 1,000	1,224,629
Athora Holding Ltd., 6.63%, 06/16/28 (Call 03/16/28)(a)	EUR 200	224,126
Council of Europe Development Bank
0.00%, 01/20/31(a)	EUR 700	613,421
0.38%, 03/27/25(a)	EUR 300	311,136
0.38%, 12/15/25(a)	GBP 300	347,677
0.75%, 01/24/28(a)	EUR 200	196,367
2.63%, 01/11/34(a)	EUR 500	513,797
2.88%, 04/13/30(a)	EUR 1,000	1,059,696
European Financial Stability Facility
0.88%, 09/05/28(a)	EUR 700	682,502
3.00%, 12/15/28(a)	EUR 2,100	2,238,184
3.38%, 08/30/38(a)	EUR 1,000	1,081,492
European Investment Bank
2.75%, 07/30/30(a)	EUR 1,382	1,456,545
2.75%, 01/16/34(a)	EUR 686	714,719
3.00%, 11/15/28(a)	EUR 1,500	1,600,469
3.00%, 07/15/33(a)	EUR 500	532,337
3.88%, 04/12/28(a)	GBP 100	121,930
4.20%, 08/21/28	AUD 1,000	636,833
4.88%, 12/16/30(a)	GBP 500	640,332
European Stability Mechanism
3.00%, 03/15/28(a)	EUR 700	745,732
3.00%, 08/23/33(a)	EUR 1,198	1,278,759
European Union, 3.38%, 10/04/38(a)	EUR 1,106	1,194,278
Inter-American Development Bank
0.50%, 09/15/26	GBP 300	339,287
4.00%, 12/17/29	GBP 357	434,838
4.70%, 10/03/30(a)	AUD 400	256,765
International Bank for Reconstruction & Development
0.00%, 01/15/27	EUR 500	490,724
0.00%, 04/24/28	EUR 300	284,083
0.10%, 09/17/35	EUR 500	381,266
1.20%, 08/08/34	EUR 1,000	893,597
3.10%, 04/14/38	EUR 300	314,870
3.45%, 09/13/38	EUR 850	927,862
4.88%, 08/15/30	GBP 500	639,450
International Development Association, 3.20%, 01/18/44(a)	EUR 500	517,913
104
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
International Finance Corp., 4.50%, 10/02/28	GBP 1,000	$1,248,083
Nordic Investment Bank
2.50%, 01/30/30(a)	EUR 300	312,390
2.63%, 01/24/31(a)	EUR 430	449,882
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR 300	301,745
		27,913,782
Sweden — 0.8%
Akelius Residential Property AB, 2.38%, 08/15/25 (Call 05/15/25)(a)	GBP 100	118,902
Akelius Residential Property Financing BV
0.75%, 02/22/30 (Call 11/22/29)(a)	EUR 200	167,925
1.00%, 01/17/28 (Call 10/17/27)(a)	EUR 300	280,490
Alfa Laval Treasury International AB, 1.38%, 02/18/29 (Call 11/18/28)(a)	EUR 200	193,527
Atlas Copco AB, 0.63%, 08/30/26 (Call 05/30/26)(a)	EUR 200	200,034
Balder Finland OYJ
1.00%, 01/20/29 (Call 10/20/28)(a)	EUR 200	171,077
2.00%, 01/18/31 (Call 10/18/30)(a)	EUR 400	335,741
Castellum Helsinki Finance Holding Abp, 0.88%, 09/17/29 (Call 06/17/29)(a)	EUR 300	258,245
Danske Hypotek AB
3.50%, 12/20/28(a)	SEK 8,000	729,613
Series 2512, 1.00%, 12/17/25(a)	SEK 6,000	522,617
EQT AB, 2.88%, 04/06/32 (Call 01/06/32)(a)	EUR 300	286,843
Essity AB, 0.25%, 02/08/31 (Call 11/08/30)(a)	EUR 300	286,307
Fastighets AB Balder
1.13%, 01/29/27 (Call 10/29/26)(a)	EUR 250	237,520
1.25%, 01/28/28 (Call 10/28/27)(a)	EUR 100	90,973
H&M Finance BV, 0.25%, 08/25/29 (Call 05/25/29)(a)	EUR 150	132,822
Heimstaden Bostad Treasury BV
1.00%, 04/13/28 (Call 01/13/28)(a)	EUR 100	85,790
1.38%, 03/03/27 (Call 12/03/26)	EUR 300	275,417
1.63%, 10/13/31 (Call 07/13/31)(a)	EUR 300	230,912
Hemso Treasury OYJ, 0.00%, 01/19/28 (Call 10/19/27)(a)	EUR 117	107,479
Investor AB
1.50%, 09/12/30 (Call 06/12/30)(a)	EUR 200	190,193
1.50%, 06/20/39 (Call 03/20/39)(a)	EUR 200	161,475
Lansforsakringar Bank AB, 3.75%, 01/17/29(a)	EUR 400	425,364
Lansforsakringar Hypotek AB
0.00%, 09/27/28(a)	EUR 500	462,502
0.50%, 09/20/28(a)	SEK 6,000	481,865
0.63%, 03/27/25(a)	EUR 200	207,678
3.00%, 09/19/29(a)	SEK 18,000	1,600,615
Series 519, 1.50%, 09/16/26(a)	SEK 6,000	520,576
Nordea Hypotek AB
0.50%, 09/16/26(a)	SEK 4,000	338,978
1.00%, 09/17/25(a)	SEK 10,000	875,895
3.50%, 09/20/28(a)	SEK 4,000	364,803
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK 18,000	1,520,019
Sagax Euro Mtn NL BV, 0.75%, 01/26/28 (Call 10/26/27)(a)	EUR 300	279,040
Sandvik AB, 0.38%, 11/25/28 (Call 08/25/28)(a)	EUR 300	277,567
SBAB Bank AB, 0.50%, 05/13/25(a)	EUR 600	618,315
Skandinaviska Enskilda Banken AB
0.38%, 02/09/26(a)	EUR 600	606,052
0.38%, 06/21/28(a)	EUR 600	558,480
0.63%, 11/12/29(a)	EUR 400	363,597
Security	Par (000)	Value
Sweden (continued)
0.75%, 06/28/27(a)	EUR 500	$492,380
1.00%, 12/19/29(a)	SEK 4,000	317,277
1.75%, 11/11/26(a)	EUR 600	612,543
3.00%, 11/06/28(a)	SEK 2,000	178,666
3.25%, 05/04/28(a)	EUR 400	425,900
4.00%, 11/09/26(a)	EUR 400	428,258
Series 579, 1.00%, 12/18/24(a)	SEK 8,000	713,412
Series 580, 1.00%, 12/17/25(a)	SEK 4,000	348,409
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK 4,000	336,742
SKF AB, 0.25%, 02/15/31 (Call 11/15/30)(a)	EUR 400	336,060
Stadshypotek AB
0.00%, 11/24/28(a)	EUR 400	369,113
0.00%, 09/30/30(a)	EUR 400	347,140
0.13%, 10/05/26(a)	EUR 200	197,223
0.38%, 12/06/24(a)	EUR 200	209,283
0.50%, 07/11/25(a)	EUR 300	308,731
2.50%, 12/01/27(a)	SEK 8,000	705,026
3.63%, 06/20/28(a)	SEK 4,000	366,624
Series 1589, 1.50%, 12/03/24(a)	SEK 6,000	537,238
Series 1590, 1.00%, 09/03/25(a)	SEK 2,000	175,364
Series 1591, 0.50%, 06/01/26(a)	SEK 10,000	853,710
Series 1592, 1.00%, 03/01/27(a)	SEK 14,000	1,189,309
Series 1594, 2.00%, 09/01/28(a)	SEK 10,000	858,440
Series 1595, 4.00%, Series 1595, 05/02/29(a)	SEK 10,000	932,739
Svenska Handelsbanken AB
0.05%, 09/06/28(a)	EUR 300	277,288
1.00%, 04/15/25(a)	EUR 500	519,769
1.38%, 02/23/29(a)	EUR 550	530,289
2.63%, 09/05/29(a)	EUR 400	410,456
3.25%, 06/01/33 (Call 06/01/28), (5-year EUR Swap + 1.800%)(a)(b)	EUR 100	102,071
3.38%, 02/17/28(a)	EUR 500	532,283
3.75%, 02/15/34(a)	EUR 500	530,840
Sveriges Sakerstallda Obligationer AB
0.00%, 03/14/30(a)	EUR 1,000	884,824
0.38%, 06/05/29(a)	EUR 250	231,154
0.50%, 01/29/25(a)	EUR 200	208,489
0.88%, 03/29/27(a)	EUR 450	447,206
2.00%, 06/17/26(a)	SEK 5,000	440,048
Series 148, 0.25%, 06/09/27(a)	SEK 24,000	1,980,587
Swedbank AB
0.30%, 05/20/27 (Call 05/20/26), (1-year EUR Swap + 0.570%)(a)(b)	EUR 700	695,865
1.38%, 12/08/27 (Call 12/08/26), (1-year GUK + 1.000%)(a)(b)	GBP 250	281,148
2.10%, 05/25/27(a)	EUR 500	511,420
4.25%, 07/11/28(a)	EUR 1,000	1,084,275
Swedbank Hypotek AB
0.50%, 02/05/26(a)	EUR 500	506,374
1.00%, 06/18/25(a)	SEK 8,600	757,733
1.00%, 03/18/26(a)	SEK 4,000	346,537
1.00%, 03/17/27(a)	SEK 12,000	1,018,073
1.38%, 05/31/27(a)	EUR 500	502,541
3.00%, 03/15/28(a)	SEK 2,000	179,139
3.13%, 07/05/28(a)	EUR 450	476,912
Series 194, 1.00%, 09/18/24(a)	SEK 7,000	628,440
Tele2 AB, 2.13%, 05/15/28 (Call 02/15/28)(a)	EUR 225	225,378
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27 (Call 11/08/26)(a)	EUR 300	296,190
Schedule of Investments
105

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
Telia Co. AB
1.38%, 05/11/81 (Call 02/11/26), (5-year EUR Swap + 1.724%)(a)(b)	EUR 100	$100,498
2.13%, 02/20/34 (Call 11/20/33)(a)	EUR 400	380,149
2.75%, 06/30/83 (Call 03/31/28), (5-year EUR Swap + 1.946%)(a)(b)	EUR 300	298,584
Vattenfall AB
0.13%, 02/12/29 (Call 11/12/28)(a)	EUR 300	271,849
6.88%, 04/15/39(a)	GBP 360	505,128
Volvo Treasury AB
1.63%, 09/18/25 (Call 08/18/25)(a)	EUR 600	621,208
2.00%, 08/19/27 (Call 05/19/27)(a)	EUR 300	304,486
		42,892,066
Switzerland — 0.8%
Adecco International Financial Services BV
1.00%, 03/21/82 (Call 12/21/26), (5-year EUR Swap + 1.390%)(a)(b)	EUR 200	189,377
1.25%, 11/20/29 (Call 08/20/29)(a)	EUR 225	213,216
Argentum Netherlands BV for Givaudan SA
1.13%, 09/17/25 (Call 06/17/25)(a)	EUR 300	308,731
2.00%, 09/17/30 (Call 06/17/30)(a)	EUR 200	194,242
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
2.75%, 02/19/49 (Call 02/19/29), (3-mo. EURIBOR + 3.200%)(a)(b)	EUR 100	99,826
3.50%, 10/01/46 (Call 10/01/26), (3-mo. EURIBOR + 3.950%)(a)(b)	EUR 200	209,195
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28 (Call 09/15/28)(a)	EUR 250	244,589
Credit Suisse AG/London
0.25%, 01/05/26(a)	EUR 400	402,327
5.50%, 08/20/26(a)	EUR 500	553,222
Credit Suisse Schweiz AG, 0.00%, 10/31/30(a)	CHF 460	449,940
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (Call 05/19/27), (3-mo. EURIBOR + 5.100%)(a)(b)(c)	EUR 200	212,689
Firmenich Productions Participations SAS, 1.75%, 04/30/30 (Call 01/30/30)(a)	EUR 350	337,016
Helvetia Europe SA, 2.75%, 09/30/41 (Call 06/30/31), (5-year EUR Swap + 3.950%)(a)(b)	EUR 100	92,832
Holcim Finance Luxembourg SA
0.50%, 09/03/30 (Call 06/03/30)(a)	EUR 200	174,998
0.50%, 04/23/31 (Call 01/23/31)(a)	EUR 750	640,576
0.63%, 04/06/30 (Call 01/06/30)(a)	EUR 250	223,600
2.25%, 05/26/28 (Call 02/26/28)(a)	EUR 300	303,623
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR 610	612,038
Novartis Finance SA
0.63%, 09/20/28(a)	EUR 600	572,233
1.38%, 08/14/30 (Call 05/14/30)(a)	EUR 520	497,034
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/25/28(a)	CHF 500	517,045
0.00%, 02/26/30(a)	CHF 1,900	1,910,058
0.00%, 05/10/45(a)	CHF 1,550	1,254,245
0.00%, 08/26/49(a)	CHF 1,200	924,273
0.13%, 09/23/32(a)	CHF 200	195,532
0.25%, 10/06/42(a)	CHF 400	351,820
2.00%, 03/03/33(a)	CHF 100	114,052
2.00%, 04/02/38(a)	CHF 400	465,792
Security	Par (000)	Value
Switzerland (continued)
Series 640, 0.38%, 09/23/43(a)	CHF 200	$178,797
Series 670, 0.00%, 07/29/24(a)	CHF 500	541,995
Series 675, 0.00%, 06/15/27(a)	CHF 2,700	2,818,738
Series 682, 0.00%, 04/06/27(a)	CHF 1,000	1,046,573
Series 691, 0.25%, 03/15/41(a)	CHF 200	178,803
Series 695, 0.00%, 10/26/29(a)	CHF 1,800	1,818,771
Series 696, 0.13%, 11/19/32(a)	CHF 500	487,559
Series 697, 0.00%, 05/20/41(a)	CHF 1,800	1,526,446
Series 700, 0.13%, 03/19/31(a)	CHF 300	299,553
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.00%, 03/13/28(a)	CHF 300	310,193
0.00%, 04/02/31(a)	CHF 300	296,712
1.85%, 11/26/38(a)	CHF 500	575,170
Series 482, 0.00%, 06/14/24(a)	CHF 1,600	1,737,620
Series 483, 0.00%, 01/27/27(a)	CHF 2,500	2,623,278
Series 515, 0.10%, 12/03/31(a)	CHF 500	493,152
Series 519, 0.13%, 04/23/32(a)	CHF 400	393,617
Series 526, 0.00%, 07/19/30(a)	CHF 1,000	999,879
Series 528, 0.00%, 03/15/30(a)	CHF 2,200	2,211,238
Series 529, 0.00%, 02/05/29(a)	CHF 500	510,686
Series 530, 0.00%, 03/18/33(a)	CHF 2,200	2,111,698
Series 531, 0.00%, 02/15/36(a)	CHF 900	827,105
Richemont International Holding SA
1.13%, 05/26/32 (Call 02/26/32)(a)	EUR 300	270,332
1.50%, 03/26/30 (Call 12/26/29)(a)	EUR 710	682,706
Sika Capital BV
1.50%, 04/29/31 (Call 01/29/31)(a)	EUR 300	278,913
3.75%, 05/03/30 (Call 02/03/30)(a)	EUR 250	268,854
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50 (Call 04/30/30), (1-year EURIBOR ICE Swap + 2.850%)(a)(b)	EUR 100	96,858
Syngenta Finance NV, 3.38%, 04/16/26 (Call 01/16/26)(a)	EUR 550	576,067
UBS AG/London
0.00%, 03/31/26(a)	EUR 200	198,968
0.50%, 03/31/31(a)	EUR 900	773,488
UBS Group AG
0.25%, 01/29/26 (Call 01/29/25), (1-year EURIBOR ICE Swap + 0.550%)(a)(b)	EUR 570	591,256
0.25%, 11/03/26 (Call 11/03/25), (1-year EUR Swap + 0.480%)(a)(b)	EUR 700	705,540
0.25%, 11/05/28 (Call 11/05/27), (1-year EUR Swap + 0.770%)(a)(b)	EUR 600	564,059
0.63%, 01/18/33(a)	EUR 547	437,478
0.63%, 02/24/33(a)	EUR 200	159,922
0.65%, 01/14/28 (Call 01/14/27), (1-year EURIBOR ICE Swap + 0.770%)(a)(b)	EUR 550	537,120
1.00%, 06/24/27 (Call 06/24/26), (1-year EURIBOR ICE Swap + 1.050%)(a)(b)	EUR 880	881,823
1.88%, 11/03/29 (Call 11/03/28), (1-day SONIA + 0.960%)(a)(b)	GBP 200	214,464
2.13%, 11/15/29 (Call 11/15/28), (1-year GUK + 1.550%)(a)(b)	GBP 200	216,309
2.75%, 06/15/27 (Call 06/15/26), (1-year EURIBOR ICE Swap + 1.150%)(a)(b)	EUR 400	415,749
2.88%, 04/02/32 (Call 04/02/31), (1-year EUR Swap + 1.950%)(a)(b)	EUR 400	394,859
7.00%, 09/30/27 (Call 09/30/26), (1-year GUK + 4.200%)(a)(b)	GBP 600	770,467
106
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
7.75%, 03/01/29 (Call 03/01/28), (1-year EURIBOR ICE Swap + 4.950%)(a)(b)	EUR 300	$361,060
UBS Switzerland AG, 3.30%, 03/05/29(a)	EUR 400	426,990
Zuercher Kantonalbank
0.00%, 05/15/26(a)	EUR 200	198,341
0.05%, 02/05/31(a)	CHF 500	495,820
4.16%, 06/08/29 (Call 06/08/28), (1-year EURIBOR ICE Swap + 1.150%)(a)(b)	EUR 500	542,335
Zurich Finance Ireland Designated Activity Co.
1.63%, 06/17/39 (Call 03/17/39)(a)	EUR 100	81,976
5.13%, 11/23/52 (Call 08/23/32), (5-year GUK + 4.100%)(a)(b)	GBP 300	353,282
		45,746,740
United Arab Emirates — 0.0%
DP World Ltd./United Arab Emirates, 4.25%, 09/25/30(a)	GBP 250	288,306
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR 600	625,094
First Abu Dhabi Bank PJSC, 0.13%, 02/16/26(a)	EUR 700	697,701
MDGH GMTN RSC Ltd., 6.88%, 03/14/26(a)	GBP 100	127,793
		1,738,894
United Kingdom — 1.8%
3i Group PLC, 3.75%, 06/05/40 (Call 03/05/40)(a)	GBP 200	193,198
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP 100	103,696
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP 200	184,313
3.80%, 05/20/44(a)	GBP 100	106,964
Anglian Water Osprey Financing PLC, 4.00%, 03/08/26 (Call 12/08/25)(a)	GBP 200	234,422
Anglian Water Services Financing PLC
2.75%, 10/26/29 (Call 07/26/29)(a)	GBP 300	326,988
4.50%, 02/22/26(a)	GBP 350	428,912
6.00%, 06/20/39 (Call 03/20/39)(a)	GBP 500	625,212
Annington Funding PLC
3.18%, 07/12/29 (Call 04/12/29)(a)	GBP 240	263,951
3.69%, 07/12/34 (Call 04/12/34)(a)	GBP 400	410,696
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP 234	276,882
Associated British Foods PLC, 2.50%, 06/16/34 (Call 03/16/34)(a)	GBP 200	199,234
Assura Financing PLC, 3.00%, 07/19/28 (Call 04/19/28)(a)	GBP 200	226,935
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP 100	110,811
AstraZeneca PLC, 0.38%, 06/03/29 (Call 03/03/29)(a)	EUR 300	277,111
Aviva PLC
1.88%, 11/13/27(a)	EUR 266	272,469
5.13%, 06/04/50 (Call 06/04/30), (1-day SONIA + 4.022%)(a)(b)	GBP 300	351,996
6.88%, 05/20/58 (Call 05/20/38), (1-day SONIA + 3.379%)(a)(b)	GBP 200	252,551
Babcock International Group PLC, 1.38%, 09/13/27 (Call 06/13/27)(a)	EUR 225	219,175
Bank of Scotland PLC, 4.88%, 12/20/24	GBP 125	155,757
Barclays PLC
0.58%, 08/09/29 (Call 08/09/28)(a)(b)	EUR 550	509,056
0.75%, 06/09/25 (Call 06/09/24), (1-year EUR Swap + 1.050%)(a)(b)	EUR 485	515,861
Security	Par (000)	Value
United Kingdom (continued)
1.13%, 03/22/31 (Call 03/22/26), (5-year EUR Swap + 1.550%)(a)(b)	EUR 300	$298,533
2.17%, 06/23/27 (Call 06/23/26)(a)(b)	CAD 200	135,409
3.25%, 02/12/27(a)	GBP 550	644,024
3.25%, 01/17/33	GBP 500	515,645
5.26%, 01/29/34 (Call 01/29/33), (1-year EUR Swap + 2.550%)(a)(b)	EUR 500	570,594
7.09%, 11/06/29 (Call 11/06/28), (1-year GBP Swap + 2.553%)(a)(b)	GBP 500	654,161
BAT International Finance PLC
2.25%, 01/16/30 (Call 10/16/29)(a)	EUR 776	748,367
4.00%, 11/23/55 (Call 08/23/55)(a)	GBP 100	80,939
4.13%, 04/12/32 (Call 01/12/32)(a)	EUR 800	835,072
6.00%, 11/24/34(a)	GBP 300	370,325
BAT Netherlands Finance BV, 3.13%, 04/07/28 (Call 01/07/28)(a)	EUR 300	311,674
BG Energy Capital PLC
5.00%, 11/04/36(a)	GBP 100	121,130
5.13%, 12/01/25(a)	GBP 550	684,223
Blend Funding PLC, Series ETMN, 3.46%, 09/21/49(a)	GBP 100	89,981
BP Capital Markets BV, 4.32%, 05/12/35(a)	EUR 200	220,568
BP Capital Markets PLC
1.10%, 11/15/34(a)	EUR 300	245,614
1.23%, 05/08/31(a)	EUR 600	543,042
1.57%, 02/16/27(a)	EUR 435	440,822
1.59%, 07/03/28(a)	EUR 550	541,637
1.95%, 03/03/25(a)	EUR 250	262,791
2.82%, 04/07/32(a)	EUR 190	190,075
3.25%, (Call 03/22/26), (5-year EUR Swap + 3.520%)(a)(b)(c)	EUR 300	311,356
3.63%, (Call 03/22/29), (5-year EUR Swap + 3.780%)(a)(b)(c)	EUR 350	354,844
4.25%, (Call 03/22/27), (5-year GUK + 3.887%)(a)(b)(c)	GBP 650	765,506
Series MPLE, 3.47%, 05/15/25(a)	CAD 300	214,351
British Telecommunications PLC
1.75%, 03/10/26(a)	EUR 490	503,013
2.13%, 09/26/28 (Call 06/26/28)(a)	EUR 300	300,656
3.13%, 11/21/31 (Call 08/21/31)(a)	GBP 300	322,626
3.38%, 08/30/32 (Call 05/30/32)(a)	EUR 300	311,004
6.38%, 06/23/37(a)	GBP 300	390,426
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP 108	123,773
Bunzl Finance PLC, 1.50%, 10/30/30 (Call 07/30/30)(a)	GBP 150	149,828
BUPA Finance PLC, 4.13%, 06/14/35 (Call 03/14/35)(a)	GBP 200	201,979
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP 250	274,542
3.13%, 03/21/40(a)	GBP 400	353,728
4.25%, 07/05/29(a)	EUR 300	326,293
Cardiff University, 3.00%, 12/07/55(a)	GBP 100	82,840
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP 100	83,731
CCEP Finance Ireland DAC
0.50%, 09/06/29 (Call 06/06/29)(a)	EUR 425	386,141
0.88%, 05/06/33 (Call 02/06/33)(a)	EUR 300	252,567
1.50%, 05/06/41 (Call 11/06/40)(a)	EUR 100	76,274
Centrica PLC, 7.00%, 09/19/33(a)	GBP 350	477,545
Chancellor Masters & Scholars of The University of Cambridge (The), 2.35%, 06/27/78(a)	GBP 100	67,284
Schedule of Investments
107

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50 (Call 06/20/29), (1-day SONIA + 0.276%)(a)(b)	GBP 250	$271,227
Church Commissioners for England, 3.63%, 07/14/52 (Call 01/14/52)(a)	GBP 100	94,941
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP 250	361,372
Citizen Treasury PLC, 3.25%, 10/20/48(a)	GBP 100	84,531
CK Hutchison Europe Finance 18 Ltd., 1.25%, 04/13/25(a)	EUR 305	316,853
CK Hutchison Europe Finance 21 Ltd., 1.00%, 11/02/33 (Call 08/02/33)(a)	EUR 100	81,891
CK Hutchison Finance 16 II Ltd., 0.88%, 10/03/24(a)	EUR 300	315,638
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR 300	299,202
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26 (Call 01/17/26)(a)	EUR 210	210,721
1.13%, 10/17/28 (Call 07/17/28)(a)	EUR 400	381,361
Clarion Funding PLC
1.88%, 01/22/35(a)	GBP 200	177,457
2.63%, 01/18/29(a)	GBP 300	333,012
Clydesdale Bank PLC, 0.00%, 09/22/26(a)	EUR 400	390,918
Coca-Cola Europacific Partners PLC
0.20%, 12/02/28 (Call 09/02/28)(a)	EUR 300	274,966
1.88%, 03/18/30 (Call 12/18/29)(a)	EUR 200	193,593
Compass Group Finance Netherlands BV, 0.63%, 07/03/24 (Call 05/30/24)(a)	EUR 275	291,835
Coventry Building Society, 0.13%, 06/20/26(a)	EUR 300	297,326
CPUK Finance Ltd.
3.69%, 02/28/47 (Call 05/28/28)(a)	GBP 350	398,755
6.14%, 02/28/47 (Call 05/28/31)(a)	GBP 100	125,439
Diageo Capital BV Co., 1.88%, 06/08/34 (Call 03/08/34)(a)	EUR 200	183,531
Diageo Finance PLC
2.38%, 05/20/26 (Call 02/20/26)(a)	EUR 550	572,433
2.38%, 06/08/28 (Call 03/08/28)(a)	GBP 500	566,284
2.50%, 03/27/32 (Call 12/27/31)(a)	EUR 300	299,081
2.75%, 06/08/38 (Call 03/08/38)(a)	GBP 200	188,609
DS Smith PLC, 4.38%, 07/27/27 (Call 06/27/27)(a)	EUR 400	430,210
DWR Cymru Financing UK PLC, 1.38%, 03/31/33(a)	GBP 400	361,980
easyJet FinCo BV, 1.88%, 03/03/28 (Call 12/03/27)(a)	EUR 450	445,556
Eversholt Funding PLC
2.74%, 06/30/40(a)	GBP 339	347,026
3.53%, 08/07/42(a)	GBP 100	95,627
Gatwick Funding Ltd.
2.50%, 04/15/32(a)	GBP 100	106,713
2.88%, 07/05/51(a)	GBP 200	150,430
3.13%, 09/28/41(a)	GBP 100	90,377
6.13%, 03/02/28(a)	GBP 100	125,997
GlaxoSmithKline Capital PLC
1.00%, 09/12/26 (Call 06/12/26)(a)	EUR 400	403,286
1.63%, 05/12/35(a)	GBP 200	177,498
3.38%, 12/20/27(a)	GBP 100	119,809
4.00%, 06/16/25	EUR 634	679,892
5.25%, 12/19/33	GBP 278	355,798
6.38%, 03/09/39	GBP 350	481,120
Security	Par (000)	Value
United Kingdom (continued)
Global Switch Holdings Ltd., 2.25%, 05/31/27 (Call 02/28/27)(a)	EUR 360	$365,063
Grainger PLC, 3.00%, 07/03/30 (Call 04/03/30)(a)	GBP 200	209,740
Great Rolling Stock Co. PLC (The), 6.88%, 07/27/35(a)	GBP 207	271,693
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP 130	143,813
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP 200	120,124
Hammerson Ireland Finance DAC, 1.75%, 06/03/27 (Call 03/03/27)(a)	EUR 300	294,863
Hammerson PLC, 7.25%, 04/21/28(a)	GBP 275	352,186
Heathrow Funding Ltd.
1.13%, 10/08/32 (Call 07/08/30)(a)	EUR 300	269,852
1.50%, 02/11/32 (Call 02/11/25)(a)	EUR 436	407,834
1.88%, 03/14/36(a)	EUR 200	175,370
2.75%, 08/09/51(a)	GBP 200	148,283
3.73%, 04/13/35 (Call 01/13/33)(a)	CAD 200	127,071
5.88%, 05/13/43(a)	GBP 300	373,031
6.45%, 12/10/33(a)	GBP 300	394,144
Series MPLE, 3.78%, 09/04/32 (Call 06/04/30)(a)	CAD 200	133,892
Hexagon Housing Association Ltd., 3.63%, 04/22/48(a)	GBP 100	86,479
Hiscox Ltd., 6.13%, 11/24/45 (Call 11/24/25), (1-day SONIA + 5.195%)(a)(b)	GBP 200	247,578
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (Call 11/05/31), (1-day SONIA + 2.036%)(a)(b)(c)	GBP 250	320,252
HSBC Holdings PLC
0.77%, 11/13/31 (Call 11/13/30), (3-mo. EURIBOR + 1.034%)(a)(b)	EUR 400	353,156
0.88%, 09/06/24(a)	EUR 337	355,862
2.26%, 11/13/26 (Call 11/13/25), (1-year GBP Swap + 1.316%)(a)(b)	GBP 540	640,474
3.00%, 07/22/28 (Call 07/22/27), (1-year GBP Swap + 1.650%)(b)	GBP 620	713,705
3.02%, 06/15/27 (Call 06/15/26), (3-mo. EURIBOR + 1.445%)(a)(b)	EUR 900	942,231
3.13%, 06/07/28	EUR 550	566,800
4.60%, 03/22/35 (Call 12/22/29), (5-year EURIBOR ICE Swap + 1.850%)(a)(b)	EUR 600	638,591
4.79%, 03/10/32 (Call 03/10/31), (3-mo. EURIBOR + 1.550%)(a)(b)	EUR 678	753,988
6.00%, 03/29/40(a)	GBP 350	416,730
6.21%, 03/21/34 (Call 03/21/29), (3-month BB Swap + 2.300%)(a)(b)	AUD 250	160,843
6.50%, 05/20/24(a)	GBP 50	62,497
6.75%, 09/11/28(a)	GBP 300	385,801
IG Group Holdings PLC, 3.13%, 11/18/28 (Call 08/18/28)(a)	GBP 100	106,963
Imperial Brands Finance Netherlands BV
1.75%, 03/18/33 (Call 12/18/32)(a)	EUR 200	169,050
5.25%, 02/15/31 (Call 11/15/30)(a)	EUR 300	332,562
Imperial Brands Finance PLC
1.38%, 01/27/25 (Call 10/27/24)(a)	EUR 518	542,196
4.88%, 06/07/32 (Call 03/09/32)(a)	GBP 100	114,623
InterContinental Hotels Group PLC
2.13%, 05/15/27 (Call 02/14/27)(a)	EUR 200	203,101
3.75%, 08/14/25 (Call 05/14/25)(a)	GBP 300	365,765
108
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Intermediate Capital Group PLC, 2.50%, 01/28/30 (Call 10/28/29)(a)	EUR 300	$284,245
Investec PLC, 1.88%, 07/16/28 (Call 07/16/27), (1-year GUK + 1.500%)(a)(b)	GBP 200	216,815
ITV PLC, 1.38%, 09/26/26 (Call 06/26/26)(a)	EUR 300	301,421
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP 100	114,735
2.63%, 09/22/39(a)	GBP 340	314,646
Legal & General Group PLC
3.75%, 11/26/49 (Call 11/26/29), (5-year GUK + 4.050%)(a)(b)	GBP 100	110,568
5.13%, 11/14/48 (Call 11/14/28), (5-year GUK + 4.650%)(a)(b)	GBP 200	241,483
5.38%, 10/27/45 (Call 10/27/25), (5-year GUK + 4.580%)(a)(b)	GBP 250	308,876
5.50%, 06/27/64 (Call 06/27/44), (5-year GUK + 3.170%)(a)(b)	GBP 100	115,908
Libra Longhurst Group Treasury No. 2 PLC, 3.25%, 05/15/43(a)	GBP 100	88,586
Lloyds Bank Corporate Markets PLC
0.38%, 01/28/25(a)	EUR 550	572,607
1.75%, 07/11/24(a)	GBP 220	272,997
2.38%, 04/09/26(a)	EUR 400	416,074
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR 200	198,525
0.63%, 03/26/25(a)	EUR 300	311,550
5.13%, 03/07/25(a)	GBP 200	249,642
6.00%, 02/08/29(a)	GBP 300	393,047
7.63%, 04/22/25(a)	GBP 100	127,019
Lloyds Banking Group PLC
2.00%, 04/12/28 (Call 04/12/27)(a)(b)	GBP 500	562,186
2.71%, 12/03/35 (Call 12/03/30), (5-year GUK + 2.400%)(a)(b)	GBP 400	397,708
3.13%, 08/24/30 (Call 08/24/29), (1-year EUR Swap + 1.500%)(a)(b)	EUR 300	308,487
4.00%, 03/07/25	AUD 250	160,164
4.75%, 09/21/31 (Call 09/21/30), (1-year EUR Swap + 1.600%)(a)(b)	EUR 500	554,445
7.09%, 08/31/33 (Call 08/31/28), (3-month BB Swap + 2.900%)(a)(b)	AUD 250	166,668
Logicor U.K. PLC, 1.88%, 11/17/31(a)	GBP 200	227,814
London & Quadrant Housing Trust
2.00%, 03/31/32 (Call 12/31/31)(a)	GBP 100	97,514
2.63%, 02/28/28 (Call 11/28/27)(a)	GBP 200	225,428
3.13%, 02/28/53 (Call 11/28/52)(a)	GBP 200	160,897
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP 200	246,367
London Stock Exchange Group PLC
1.75%, 12/06/27 (Call 09/06/27)(a)	EUR 600	603,914
1.75%, 09/19/29 (Call 06/19/29)(a)	EUR 150	145,773
M&G PLC
5.56%, 07/20/55 (Call 07/20/35), (5-year GUK + 4.160%)(a)(b)	GBP 550	613,360
5.63%, 10/20/51 (Call 10/20/31), (5-year GUK + 5.000%)(a)(b)	GBP 235	275,982
Manchester Airport Group Funding PLC, 2.88%, 09/30/44(a)	GBP 300	243,685
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP 100	80,664
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP 100	96,807
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR 600	607,220
Security	Par (000)	Value
United Kingdom (continued)
2.13%, 01/18/42 (Call 10/18/41)(a)	GBP 550	$434,437
2.38%, 03/14/32(a)	GBP 300	310,828
3.63%, 03/10/36(a)	GBP 580	619,594
3.88%, 01/24/34 (Call 10/24/33)(a)	EUR 400	427,103
4.38%, 02/08/27(a)	GBP 400	488,728
National Gas Transmission PLC, 1.63%, 01/14/43 (Call 10/14/42)(a)	GBP 200	129,998
National Grid Electricity Distribution East Midlands PLC, 3.95%, 09/20/32 (Call 06/20/32)(a)	EUR 200	213,222
National Grid Electricity Distribution South West PLC, 2.38%, 05/16/29(a)	GBP 100	108,956
National Grid Electricity Distribution West Midlands PLC
3.88%, 10/17/24 (Call 07/17/24)(a)	GBP 270	335,032
5.75%, 04/16/32(a)	GBP 200	252,354
6.00%, 05/09/25(a)	GBP 150	188,051
National Grid Electricity Transmission PLC
2.00%, 04/17/40(a)	GBP 650	495,322
2.30%, 06/22/29 (Call 03/22/29)(a)	CAD 200	127,739
National Grid PLC
0.75%, 09/01/33 (Call 06/01/33)(a)	EUR 300	239,148
4.28%, 01/16/35 (Call 10/16/34)(a)	EUR 450	485,567
National Westminster Bank PLC, 0.50%, 05/15/24(a)	EUR 350	373,092
Nationwide Building Society
0.25%, 07/22/25(a)	EUR 600	613,882
0.25%, 09/14/28(a)	EUR 500	461,445
0.63%, 03/25/27(a)	EUR 150	147,784
1.38%, 06/29/32(a)	EUR 500	462,023
2.25%, 06/25/29(a)	EUR 300	304,179
3.25%, 01/20/28(a)	GBP 300	351,099
4.38%, 04/16/34(a)(b)	EUR 700	740,862
Natwest Group PLC, 2.11%, 11/28/31 (Call 08/26/26), (5-year GUK + 1.750%)(a)(b)	GBP 550	622,625
NatWest Group PLC
0.78%, 02/26/30 (Call 02/26/29), (3-mo. EURIBOR + 0.949%)(a)(b)	EUR 600	552,283
1.04%, 09/14/32 (Call 06/14/27), (5-year EUR Swap + 1.270%)(a)(b)	EUR 400	379,463
3.62%, 03/29/29 (Call 03/29/28), (1-year GUK + 2.100%)(a)(b)	GBP 550	636,121
3.62%, 08/14/30 (Call 05/14/25), (5-year GUK + 3.550%)(a)(b)	GBP 250	303,409
NatWest Markets PLC
0.13%, 11/12/25(a)	EUR 650	655,617
0.13%, 06/18/26(a)	EUR 808	799,668
Network Rail Infrastructure Finance PLC, 4.75%, 11/29/35	GBP 450	563,649
NewRiver REIT PLC, 3.50%, 03/07/28 (Call 12/07/27)(a)	GBP 100	112,674
Next Group PLC, 3.00%, 08/26/25 (Call 05/26/25)(a)	GBP 430	520,052
NIE Finance PLC, 2.50%, 10/27/25 (Call 07/27/25)(a)	GBP 500	596,554
Northern Gas Networks Finance PLC, 6.13%, 06/02/33 (Call 03/02/33)(a)	GBP 200	256,384
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP 200	114,531
Northumbrian Water Finance PLC
1.63%, 10/11/26(a)	GBP 510	575,762
Schedule of Investments
109

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
2.38%, 10/05/27 (Call 07/05/27)(a)	GBP 100	$111,598
5.63%, 04/29/33(a)	GBP 500	611,530
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP 100	85,816
3.75%, 12/20/32(a)	GBP 200	222,637
5.25%, 07/07/42(a)	GBP 250	294,119
Optivo Finance PLC, 3.28%, 03/22/48(a)	GBP 150	125,988
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP 200	184,453
OSB Group PLC, 8.88%, 01/16/30 (Call 01/16/29), (1-year GUK + 5.255%)(a)(b)	GBP 200	262,466
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP 100	85,088
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP 100	98,872
3.25%, 09/14/48(a)	GBP 200	171,721
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP 200	235,527
Phoenix Group Holdings PLC
5.63%, 04/28/31 (Call 01/28/31)(a)	GBP 100	117,072
5.87%, 06/13/29(a)	GBP 400	484,217
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP 300	346,892
Places For People Treasury PLC, 2.50%, 01/26/36 (Call 10/26/35)(a)	GBP 200	180,314
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP 150	115,370
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP 200	221,195
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30 (Call 02/19/30)(a)	EUR 200	181,231
Reckitt Benckiser Treasury Services PLC, 1.75%, 05/19/32(a)	GBP 300	293,183
RELX Capital Inc., 1.30%, 05/12/25 (Call 02/12/25)	EUR 350	364,214
RELX Finance BV, 3.75%, 06/12/31 (Call 03/12/31)(a)	EUR 350	377,492
Rentokil Initial Finance BV, 4.38%, 06/27/30 (Call 03/27/30)(a)	EUR 300	330,779
Rentokil Initial PLC, 0.88%, 05/30/26 (Call 02/28/26)(a)	EUR 600	605,588
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49 (Call 04/07/39), (5-year GUK + 5.100%)(a)(b)	GBP 200	197,721
Rothesay Life PLC, 3.38%, 07/12/26(a)	GBP 450	533,646
Sage Group PLC (The), 2.88%, 02/08/34 (Call 11/08/33)(a)	GBP 200	202,996
Saltaire Finance PLC, 4.82%, 12/01/33(a)	GBP 500	625,048
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP 300	215,438
6.70%, 03/23/39	GBP 50	70,734
Santander UK Group Holdings PLC
0.60%, 09/13/29 (Call 09/13/28), (1-year EUR Swap + 0.800%)(a)(b)	EUR 300	277,252
2.92%, 05/08/26 (Call 05/08/25), (1-year GBP Swap + 1.375%)(a)(b)	GBP 500	606,421
3.53%, 08/25/28 (Call 08/25/27)(a)(b)	EUR 200	210,584
Santander UK PLC
0.05%, 01/12/27(a)	EUR 100	97,281
0.10%, 05/12/24	EUR 200	213,237
1.13%, 03/12/27(a)	EUR 400	399,634
5.25%, 02/16/29(a)	GBP 150	190,543
Scottish Hydro Electric Transmission PLC, 2.13%, 03/24/36 (Call 12/24/35)(a)	GBP 600	532,339
Scottish Widows Ltd., 7.00%, 06/16/43(a)	GBP 100	133,053
Security	Par (000)	Value
United Kingdom (continued)
Segro Capital Sarl, 0.50%, 09/22/31 (Call 06/22/31)(a)	EUR 300	$249,531
Segro PLC, 2.38%, 10/11/29(a)	GBP 100	107,720
Severn Trent Utilities Finance PLC
2.00%, 06/02/40(a)	GBP 300	226,828
2.75%, 12/05/31(a)	GBP 550	569,229
3.63%, 01/16/26(a)	GBP 200	242,369
Skipton Building Society, 0.00%, 09/22/24(a)	EUR 200	210,379
Sky Ltd.
2.25%, 11/17/25(a)	EUR 600	627,121
6.00%, 05/21/27	GBP 450	575,993
Smiths Group PLC, 2.00%, 02/23/27 (Call 11/23/26)(a)	EUR 200	202,849
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP 800	1,023,878
Southern Gas Networks PLC, 3.10%, 09/15/36 (Call 06/15/36)(a)	GBP 300	285,094
Southern Housing Group Ltd., 2.38%, 10/08/36(a)	GBP 100	88,205
Southern Water Services Finance Ltd.
3.00%, 05/28/37(a)	GBP 200	169,169
5.13%, 09/30/56	GBP 50	52,840
6.19%, 03/31/29(a)	GBP 375	473,523
Series A4, 6.64%, 03/31/26(a)	GBP 240	295,561
Sovereign Housing Capital PLC, 2.38%, 11/04/48(a)	GBP 100	71,918
SP Transmission PLC, 2.00%, 11/13/31 (Call 08/13/31)(a)	GBP 223	225,888
SSE PLC
0.88%, 09/06/25 (Call 06/06/25)(a)	EUR 530	544,208
4.00%, (Call 01/21/28)(a)(b)(c)	EUR 350	363,364
8.38%, 11/20/28(a)	GBP 280	394,251
Stagecoach Group Ltd., 4.00%, 09/29/25 (Call 06/29/25)(a)	GBP 100	120,772
Standard Chartered PLC
1.20%, 09/23/31 (Call 09/23/26), (5-year EUR Swap + 1.550%)(a)(b)	EUR 300	292,484
1.63%, 10/03/27 (Call 10/03/26), (1-year EURIBOR ICE Swap + 0.880%)(a)(b)	EUR 559	563,174
4.20%, 03/04/32 (Call 03/04/31), (1-year EUR Swap + 1.450%)(a)(b)	EUR 500	532,593
4.38%, 01/18/38(a)	GBP 200	219,715
Telereal Securitisation PLC
1.96%, 12/10/33 (Call 12/10/25), (1-day SONIA + 0.439%)(a)(b)	GBP 100	116,328
3.56%, 12/10/36(a)	GBP 200	221,503
Tesco Corporate Treasury Services PLC
0.88%, 05/29/26 (Call 02/28/26)(a)	EUR 300	301,960
2.75%, 04/27/30 (Call 01/27/30)(a)	GBP 300	329,863
4.25%, 02/27/31 (Call 11/27/30)(a)	EUR 100	108,639
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP 356	440,314
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP 88	105,791
Thames Water Utilities Finance PLC
0.88%, 01/31/28 (Call 10/31/27)(a)	EUR 300	254,830
2.63%, 01/24/32(a)	GBP 210	197,284
3.50%, 02/25/28(a)	GBP 490	517,493
4.38%, 01/18/31 (Call 10/18/30)(a)	EUR 200	185,052
4.38%, 07/03/34(a)	GBP 400	399,950
5.13%, 09/28/37(a)	GBP 310	321,600
110
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP 250	$336,608
Unilever Finance Netherlands BV
1.00%, 02/14/27 (a)	EUR 620	621,808
1.38%, 07/31/29(a)	EUR 200	193,812
1.63%, 02/12/33(a)	EUR 460	425,002
1.75%, 03/25/30 (Call 12/25/29)(a)	EUR 620	606,766
Unilever PLC, 1.50%, 06/11/39(a)	EUR 200	165,566
United Utilities Water Finance PLC
1.75%, 02/10/38 (Call 11/10/37)(a)	GBP 400	316,630
2.63%, 02/12/31 (Call 11/12/30)(a)	GBP 300	317,167
University of Liverpool, 3.38%, 06/25/55(a)	GBP 100	89,942
University of Oxford, 2.54%, 12/08/2117(a)	GBP 200	128,347
University of Southampton, 2.25%, 04/11/57(a)	GBP 100	67,470
Urenco Finance NV, 3.25%, 06/13/32 (Call 03/13/32)(a)	EUR 400	411,430
Utmost Group PLC, 4.00%, 12/15/31 (Call 09/15/31)(a)	GBP 100	99,533
Virgin Money U.K. PLC
4.63%, 10/29/28 (Call 10/29/27), (1-year EUR Swap + 1.750%)(a)(b)	EUR 100	108,790
7.63%, 08/23/29 (Call 08/23/28), (1-year GUK + 3.050%)(a)(b)	GBP 300	401,676
Vodafone Group PLC
0.38%, 12/03/24(a)	CHF 200	216,041
1.13%, 11/20/25(a)	EUR 520	533,788
1.50%, 07/24/27(a)	EUR 620	622,306
1.60%, 07/29/31(a)	EUR 200	185,395
2.50%, 05/24/39(a)	EUR 200	178,997
3.00%, 08/12/56(a)	GBP 300	220,562
4.20%, 12/13/27(a)	AUD 400	248,916
5.63%, 12/04/25	GBP 283	355,023
5.90%, 11/26/32(a)	GBP 150	196,229
Vodafone International Financing DAC
3.75%, 12/02/34 (Call 09/02/34)(a)	EUR 450	476,901
4.00%, 02/10/43 (Call 08/10/42)(a)	EUR 100	104,787
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP 200	144,860
3.00%, 08/03/38(a)	GBP 200	183,014
Wellcome Trust Ltd. (The)
1.13%, 01/21/27(a)	EUR 600	605,689
1.50%, 07/14/71 (Call 01/14/71)(a)	GBP 200	94,799
2.52%, 02/07/2118(a)	GBP 150	95,154
Wessex Water Services Finance PLC, 5.13%, 10/31/32 (Call 07/31/32)(a)	GBP 200	239,772
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP 100	103,592
Whitbread Group PLC, 3.38%, 10/16/25 (Call 07/16/25)(a)	GBP 300	361,850
WPP Finance 2013, 4.00%, 09/12/33 (Call 06/12/33)(a)	EUR 400	418,188
WPP Finance SA
2.25%, 09/22/26(a)	EUR 207	213,321
3.75%, 05/19/32(a)	GBP 100	109,606
4.13%, 05/30/28 (Call 04/30/28)(a)	EUR 400	430,800
Yorkshire Building Society, 3.51%, 10/11/30 (Call 10/11/29), (1-year GUK + 2.050%)(a)(b)	GBP 200	222,409
Yorkshire Water Finance PLC
1.75%, 10/27/32(a)	GBP 200	179,684
2.75%, 04/18/41(a)	GBP 300	240,823
5.25%, 04/28/30(a)	GBP 200	236,662
		104,194,955
Security	Par (000)	Value
United States — 2.3%
3M Co., 1.50%, 11/09/26	EUR 250	$253,079
Abbott Ireland Financing DAC, 1.50%, 09/27/26 (Call 06/27/26)(a)	EUR 500	510,096
AbbVie Inc.
0.75%, 11/18/27 (Call 08/18/27)	EUR 500	486,929
1.25%, 06/01/24 (Call 05/15/24)	EUR 300	319,458
Air Products and Chemicals Inc., 0.80%, 05/05/32 (Call 02/05/32)	EUR 400	345,104
Albemarle New Holding GmbH, 1.63%, 11/25/28 (Call 08/25/28)(a)	EUR 200	191,981
Altria Group Inc., 3.13%, 06/15/31 (Call 03/15/31)	EUR 300	294,179
American Honda Finance Corp., 1.50%, 10/19/27	GBP 500	558,992
American International Group Inc., 1.88%, 06/21/27 (Call 03/21/27)	EUR 250	251,358
American Medical Systems Europe BV
1.38%, 03/08/28 (Call 02/08/28)	EUR 400	393,117
1.88%, 03/08/34 (Call 12/08/33)	EUR 300	271,617
American Tower Corp.
0.95%, 10/05/30 (Call 07/05/30)	EUR 450	397,237
1.95%, 05/22/26 (Call 02/22/26)	EUR 325	332,986
4.63%, 05/16/31 (Call 02/16/31)	EUR 400	438,800
Amgen Inc., 4.00%, 09/13/29(a)	GBP 450	532,116
Apple Inc.
0.38%, 11/25/24(a)	CHF 400	432,745
0.50%, 11/15/31 (Call 08/15/31)	EUR 300	263,709
0.75%, 02/25/30(a)	CHF 250	263,930
0.88%, 05/24/25 (Call 02/24/25)	EUR 740	767,869
2.51%, 08/19/24 (Call 06/19/24)	CAD 200	144,169
3.05%, 07/31/29	GBP 200	231,788
Archer-Daniels-Midland Co., 1.00%, 09/12/25 (Call 06/12/25)	EUR 350	358,884
AT&T Inc.
0.25%, 03/04/26 (Call 02/04/26)	EUR 600	602,431
1.60%, 05/19/28 (Call 02/19/28)	EUR 400	394,729
1.60%, 05/19/28 (Call 02/19/28)	EUR 150	148,023
2.05%, 05/19/32 (Call 02/19/32)	EUR 100	94,072
2.60%, 12/17/29 (Call 09/17/29)	EUR 655	660,670
2.85%, 05/25/24	CAD 200	145,025
3.15%, 09/04/36 (Call 06/04/36)	EUR 850	828,694
3.55%, 12/17/32 (Call 09/17/32)	EUR 400	417,433
4.00%, 11/25/25 (Call 09/25/25)	CAD 150	106,960
4.30%, 11/18/34 (Call 08/18/34)	EUR 100	109,781
4.60%, 09/19/28(a)	AUD 200	125,848
4.85%, 05/25/47 (Call 11/25/46)	CAD 150	94,623
4.88%, 06/01/44	GBP 300	326,702
5.10%, 11/25/48 (Call 05/25/48)	CAD 150	97,746
5.50%, 03/15/27(a)	GBP 400	499,886
7.00%, 04/30/40	GBP 350	485,660
Athene Global Funding
0.37%, 09/10/26(a)	EUR 400	392,644
0.63%, 01/12/28(a)	EUR 300	283,051
4.76%, 04/21/27(a)	AUD 200	120,587
Bank of America Corp.
0.58%, 08/24/28 (Call 08/24/27), (3-mo. EURIBOR + 0.760%)(a)(b)	EUR 700	672,670
0.65%, 10/26/31 (Call 10/26/30), (3-mo. EURIBOR + 0.940%)(a)(b)	EUR 400	349,066
0.69%, 03/22/31 (Call 03/22/30), (3-mo. EURIBOR + 0.790%)(a)(b)	EUR 600	534,345
Schedule of Investments
111

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
1.10%, 05/24/32 (Call 05/24/31), (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 400	$354,770
1.66%, 04/25/28 (Call 04/25/27), (3-mo. EURIBOR + 0.890%)(a)(b)	EUR 500	502,640
1.67%, 06/02/29 (Call 06/02/28), (1-year GUK + 1.100%)(a)(b)	GBP 600	649,741
2.30%, 07/25/25(a)	GBP 400	481,645
2.82%, 04/27/33 (Call 04/27/32), (3-mo. EURIBOR + 1.200%)(a)(b)	EUR 200	197,748
3.62%, 03/16/28 (Call 03/16/27)(b)	CAD 500	348,975
3.65%, 03/31/29 (Call 03/31/28), (3-mo. EURIBOR + 3.670%)(a)(b)	EUR 250	265,966
Series MPLE, 1.98%, 09/15/27 (Call 09/15/26)(b)	CAD 150	101,410
Series MPLE, 2.60%, 04/04/29 (Call 04/04/28)(b)	CAD 100	66,501
Baxter International Inc.
0.40%, 05/15/24 (Call 05/10/24)	EUR 200	213,179
1.30%, 05/15/29 (Call 02/15/29)	EUR 250	237,134
Becton Dickinson and Co., 0.03%, 08/13/25 (Call 07/13/25)	EUR 350	356,036
Becton Dickinson Euro Finance SARL
0.33%, 08/13/28 (Call 05/13/28)	EUR 325	301,522
1.21%, 06/04/26 (Call 03/04/26)	EUR 300	303,871
1.34%, 08/13/41 (Call 02/13/41)	EUR 200	142,123
Berkshire Hathaway Finance Corp.
1.50%, 03/18/30 (Call 12/18/29)	EUR 200	191,066
2.00%, 03/18/34 (Call 12/18/33)	EUR 100	93,300
2.38%, 06/19/39 (Call 03/19/39)	GBP 550	475,905
2.63%, 06/19/59 (Call 12/19/58)	GBP 200	141,205
Berkshire Hathaway Inc.
0.00%, 03/12/25 (Call 02/12/25)	EUR 400	413,673
0.50%, 01/15/41 (Call 07/15/40)	EUR 300	197,671
1.13%, 03/16/27 (Call 12/16/26)	EUR 440	440,445
2.15%, 03/15/28 (Call 12/15/27)	EUR 100	101,797
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29 (Call 01/10/29)(a)	EUR 200	192,324
Booking Holdings Inc.
1.80%, 03/03/27 (Call 12/03/26)	EUR 430	438,640
1.80%, 03/03/27 (Call 12/03/26)	EUR 150	153,014
4.00%, 11/15/26 (Call 10/15/26)	EUR 435	467,766
4.00%, 03/01/44 (Call 09/01/43)	EUR 500	522,555
4.13%, 05/12/33 (Call 02/12/33)	EUR 700	765,839
4.50%, 11/15/31 (Call 08/15/31)	EUR 225	252,144
BorgWarner Inc., 1.00%, 05/19/31 (Call 02/19/31)	EUR 200	173,521
Celanese U.S. Holdings LLC
4.78%, 07/19/26 (Call 06/19/26)	EUR 300	323,719
5.34%, 01/19/29 (Call 11/19/28)	EUR 200	222,844
Chubb INA Holdings LLC
1.40%, 06/15/31 (Call 03/15/31)	EUR 330	303,368
2.50%, 03/15/38 (Call 09/15/37)	EUR 200	185,851
Citigroup Inc.
0.50%, 10/08/27 (Call 10/08/26), (3-mo. EURIBOR + 0.957%)(a)(b)	EUR 800	788,267
1.25%, 04/10/29 (Call 03/10/29)(a)	EUR 400	380,413
1.50%, 10/26/28 (Call 07/26/28)(a)	EUR 600	583,605
1.75%, 01/28/25	EUR 400	420,429
1.75%, 10/23/26 (Call 09/23/26)	GBP 400	458,697
4.11%, 09/22/33 (Call 09/22/32), (3-mo. EURIBOR + 1.600%)(a)(b)	EUR 200	216,964
Security	Par (000)	Value
United States (continued)
7.38%, 09/01/39(a)	GBP 400	$588,323
CNH Industrial Finance Europe SA
1.75%, 09/12/25 (Call 06/12/25)(a)	EUR 450	467,298
1.75%, 03/25/27 (Call 12/25/26)(a)	EUR 300	303,176
Coca-Cola Co. (The)
0.13%, 03/09/29	EUR 676	620,171
1.00%, 03/09/41	EUR 300	218,726
1.63%, 03/09/35 (Call 12/09/34)	EUR 670	595,816
Colgate-Palmolive Co., 0.50%, 03/06/26 (Call 01/06/26)	EUR 360	364,456
Comcast Corp.
0.25%, 09/14/29 (Call 06/14/29)	EUR 300	269,644
1.25%, 02/20/40 (Call 08/20/39)	EUR 300	231,272
1.88%, 02/20/36 (Call 11/20/35)	GBP 200	177,881
CRH Finance DAC, 1.38%, 10/18/28 (Call 07/18/28)(a)	EUR 300	291,425
Crh Finance UK PLC, 4.13%, 12/02/29 (Call 09/02/29)(a)	GBP 200	236,388
CRH SMW Finance DAC, 4.25%, 07/11/35 (Call 04/11/35)(a)	EUR 400	438,502
Danaher Corp., 2.50%, 03/30/30 (Call 12/30/29)	EUR 200	202,556
DH Europe Finance II Sarl
0.45%, 03/18/28 (Call 12/18/27)	EUR 275	261,857
0.75%, 09/18/31 (Call 06/18/31)	EUR 900	792,059
1.35%, 09/18/39 (Call 03/18/39)	EUR 200	156,794
DH Europe Finance Sarl, 1.20%, 06/30/27 (Call 03/30/27)	EUR 500	497,335
Digital Dutch Finco BV
1.00%, 01/15/32 (Call 10/15/31)(a)	EUR 750	628,741
1.50%, 03/15/30 (Call 12/15/29)(a)	EUR 300	276,201
Digital Intrepid Holding BV, 0.63%, 07/15/31 (Call 04/15/31)(a)	EUR 200	164,678
Digital Stout Holding LLC, 4.25%, 01/17/25 (Call 10/19/24)(a)	GBP 400	494,990
Dover Corp., 0.75%, 11/04/27 (Call 08/04/27)	EUR 200	193,079
Dow Chemical Co. (The), 1.13%, 03/15/32 (Call 12/15/31)	EUR 300	262,789
Duke Energy Corp., 3.10%, 06/15/28 (Call 03/15/28)	EUR 200	206,461
DXC Capital Funding DAC, 0.45%, 09/15/27 (Call 07/15/27)(a)	EUR 300	282,896
Eaton Capital Unlimited Co., 0.70%, 05/14/25 (Call 02/14/25)(a)	EUR 375	387,598
Eli Lilly & Co.
0.63%, 11/01/31 (Call 08/01/31)	EUR 400	353,789
1.13%, 09/14/51 (Call 03/14/51)	EUR 300	194,280
1.63%, 06/02/26 (Call 03/02/26)	EUR 350	360,264
Equinix Inc., 0.25%, 03/15/27 (Call 01/15/27)	EUR 250	239,798
Experian Finance PLC
1.38%, 06/25/26 (Call 03/25/26)(a)	EUR 200	202,977
3.25%, 04/07/32(a)	GBP 200	222,356
Exxon Mobil Corp.
0.14%, 06/26/24 (Call 05/26/24)	EUR 450	477,559
0.84%, 06/26/32 (Call 03/26/32)	EUR 350	300,875
1.41%, 06/26/39 (Call 12/26/38)	EUR 250	189,300
FedEx Corp.
1.30%, 08/05/31 (Call 05/05/31)	EUR 307	277,683
1.63%, 01/11/27 (Call 10/11/26)	EUR 240	242,544
Fidelity National Information Services Inc.
1.00%, 12/03/28 (Call 09/03/28)	EUR 350	330,980
1.10%, 07/15/24 (Call 05/30/24)	EUR 100	106,099
112
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
1.50%, 05/21/27 (Call 02/21/27)	EUR 350	$349,528
Fiserv Inc.
1.63%, 07/01/30 (Call 04/01/30)	EUR 150	140,002
3.00%, 07/01/31 (Call 04/01/31)	GBP 300	323,197
4.50%, 05/24/31 (Call 02/24/31)	EUR 200	220,497
Ford Credit Canada Co., 6.38%, 11/10/28 (Call 10/10/28)	CAD 400	300,343
Ford Motor Credit Co. LLC
2.39%, 02/17/26	EUR 350	362,999
4.45%, 02/14/30	EUR 600	643,504
4.87%, 08/03/27	EUR 500	544,847
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR 50	54,346
General Electric Co.
0.88%, 05/17/25 (Call 02/17/25)	EUR 325	336,789
1.50%, 05/17/29 (Call 02/17/29)	EUR 225	217,743
2.13%, 05/17/37 (Call 02/17/37)	EUR 300	272,593
4.13%, 09/19/35(a)	EUR 200	218,760
General Mills Inc.
3.65%, 10/23/30 (Call 07/23/30)	EUR 600	638,355
3.85%, 04/23/34 (Call 01/23/34)	EUR 300	319,213
General Motors Financial Co. Inc.
0.60%, 05/20/27 (Call 03/20/27)(a)	EUR 400	388,453
0.65%, 09/07/28 (Call 06/07/28)(a)	EUR 300	278,788
2.35%, 09/03/25 (Call 07/07/25)(a)	GBP 300	358,468
4.30%, 02/15/29 (Call 12/15/28)(a)	EUR 125	135,125
General Motors Financial of Canada Ltd., 5.20%, 02/09/28 (Call 01/09/28)	CAD 250	181,700
Global Payments Inc., 4.88%, 03/17/31 (Call 01/17/31)	EUR 200	219,574
Goldman Sachs Group Inc. (The)
0.25%, 01/26/28 (Call 10/26/27)(a)	EUR 417	393,403
0.50%, 12/04/24(a)	CHF 250	270,309
0.88%, 01/21/30(a)	EUR 700	638,848
1.00%, 03/18/33 (Call 12/18/32)(a)	EUR 575	486,615
1.63%, 07/27/26(a)	EUR 455	463,925
1.88%, 12/16/30 (Call 09/16/30)(a)	GBP 450	455,772
2.00%, 03/22/28(a)	EUR 500	501,895
2.88%, 06/03/26(a)	EUR 338	355,976
3.13%, 07/25/29(a)	GBP 200	225,761
7.25%, 04/10/28	GBP 495	656,819
Series MPLE, 2.01%, 02/28/29 (Call 02/28/28)(b)	CAD 300	195,441
Haleon Netherlands Capital BV
1.75%, 03/29/30 (Call 12/29/29)(a)	EUR 200	191,903
2.13%, 03/29/34 (Call 12/29/33)(a)	EUR 200	182,846
Haleon U.K. Capital PLC
2.88%, 10/29/28 (Call 07/29/28)(a)	GBP 100	114,446
3.38%, 03/29/38 (Call 12/29/37)(a)	GBP 100	100,236
Harley-Davidson Financial Services Inc., 0.90%, 11/19/24 (Call 08/19/24)(a)	EUR 300	314,817
Highland Holdings Sarl, 0.32%, 12/15/26 (Call 09/15/26)	EUR 200	195,502
Honeywell International Inc.
0.75%, 03/10/32 (Call 12/10/31)	EUR 300	257,866
4.13%, 11/02/34 (Call 08/02/34)	EUR 352	384,874
Illinois Tool Works Inc., 2.13%, 05/22/30 (Call 02/22/30)	EUR 260	258,330
International Business Machines Corp.
0.30%, 11/02/26	JPY 100,000	625,107
0.30%, 02/11/28	EUR 730	692,908
Security	Par (000)	Value
United States (continued)
0.65%, 02/11/32	EUR 500	$428,669
1.13%, 09/06/24	EUR 510	539,103
1.25%, 02/09/34 (Call 11/09/33)	EUR 300	258,963
1.75%, 01/31/31	EUR 355	337,860
4.00%, 02/06/43 (Call 08/06/42)	EUR 300	322,615
International Flavors & Fragrances Inc., 1.80%, 09/25/26 (Call 06/25/26)	EUR 300	303,174
John Deere Cash Management SARL, 2.20%, 04/02/32(a)	EUR 350	345,662
John Deere Financial Inc.
2.58%, 10/16/26	CAD 200	137,775
5.17%, 09/15/28	CAD 600	443,111
Johnson & Johnson
0.65%, 05/20/24	EUR 200	213,092
1.65%, 05/20/35 (Call 02/20/35)	EUR 400	364,894
Johnson Controls International PLC, 4.25%, 05/23/35 (Call 03/01/35)	EUR 430	469,674
JPMorgan Chase & Co.
0.60%, 02/17/33 (Call 02/17/32), (3-mo. EURIBOR + 0.650%)(a)(b)	EUR 350	296,490
1.05%, 11/04/32 (Call 11/04/31), (3-mo. EURIBOR + 0.870%)(a)(b)	EUR 650	572,864
1.09%, 03/11/27 (Call 03/11/26), (3-mo. EURIBOR + 0.760%)(a)(b)	EUR 800	812,480
1.50%, 01/27/25(a)	EUR 320	336,034
1.81%, 06/12/29 (Call 06/12/28), (3-mo. EURIBOR + 0.950%)(a)(b)	EUR 450	445,746
1.90%, 04/28/33 (Call 04/28/32), (1-day SONIA + 1.130%)(a)(b)	GBP 200	197,140
1.96%, 03/23/30 (Call 03/23/29), (3-mo. EURIBOR + 1.130%)(a)(b)	EUR 963	945,511
2.88%, 05/24/28(a)	EUR 450	468,669
3.50%, 12/18/26(a)	GBP 350	421,372
Series MPLE, 1.90%, 03/05/28 (Call 03/05/27)(b)	CAD 200	133,644
Kinder Morgan Inc., 2.25%, 03/16/27	EUR 200	204,018
Kraft Heinz Foods Co.
1.50%, 05/24/24(a)	EUR 100	106,544
2.25%, 05/25/28 (Call 02/25/28)(a)	EUR 200	202,260
4.13%, 07/01/27 (Call 04/01/27)(a)	GBP 100	121,255
Linde Finance BV, 0.25%, 05/19/27 (Call 02/19/27)(a)	EUR 600	581,398
Linde PLC
0.38%, 09/30/33 (Call 06/30/33)(a)	EUR 300	242,312
1.00%, 09/30/51 (Call 03/30/51)(a)	EUR 100	61,522
1.38%, 03/31/31 (Call 12/31/30)(a)	EUR 500	467,852
LYB International Finance II BV, 0.88%, 09/17/26 (Call 06/17/26)	EUR 200	198,933
Marsh & McLennan Companies Inc., 1.98%, 03/21/30 (Call 12/21/29)	EUR 200	196,374
Mastercard Inc., 1.00%, 02/22/29 (Call 11/22/28)	EUR 500	480,437
McDonald's Corp.
0.17%, 10/04/24(a)	CHF 200	216,388
0.88%, 10/04/33 (Call 07/04/33)(a)	EUR 524	437,080
0.90%, 06/15/26 (Call 04/15/26)(a)	EUR 400	404,341
1.75%, 05/03/28(a)	EUR 900	897,607
2.95%, 03/15/34 (Call 12/15/33)(a)	GBP 200	207,373
3.13%, 03/04/25 (Call 01/04/25)	CAD 250	178,620
5.88%, 04/23/32(a)	GBP 225	295,365
Schedule of Investments
113

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
McKesson Corp.
1.50%, 11/17/25 (Call 08/17/25)	EUR 600	$619,288
3.13%, 02/17/29 (Call 11/17/28)	GBP 200	229,424
Medtronic Global Holdings SCA
1.00%, 07/02/31 (Call 04/02/31)	EUR 750	675,212
1.13%, 03/07/27 (Call 12/07/26)	EUR 920	918,701
1.75%, 07/02/49 (Call 01/02/49)	EUR 500	359,391
2.25%, 03/07/39 (Call 12/07/38)	EUR 400	354,832
Merck & Co. Inc.
0.50%, 11/02/24 (Call 08/02/24)	EUR 450	472,500
2.50%, 10/15/34 (Call 07/15/34)	EUR 200	198,578
Metropolitan Life Global Funding I
1.95%, 03/20/28(a)	CAD 400	262,047
3.50%, 09/30/26(a)	GBP 400	481,362
3.75%, 12/05/30(a)	EUR 200	215,859
4.00%, 04/05/28(a)	EUR 600	649,609
Microsoft Corp., 2.63%, 05/02/33 (Call 02/02/33)	EUR 250	258,754
Mohawk Capital Finance SA, 1.75%, 06/12/27 (Call 04/12/27)	EUR 200	200,501
Molson Coors International LP, 3.44%, 07/15/26 (Call 04/15/26)	CAD 200	140,323
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31 (Call 07/01/31)(a)	EUR 700	614,565
Mondelez International Inc.
1.38%, 03/17/41 (Call 12/17/40)	EUR 350	258,820
1.63%, 03/08/27 (Call 12/08/26)	EUR 281	285,197
Moody's Corp., 0.95%, 02/25/30 (Call 11/25/29)	EUR 350	321,778
Morgan Stanley
0.50%, 02/07/31 (Call 02/07/30), (3-mo. EURIBOR + 0.720%)(b)	EUR 600	529,511
1.10%, 04/29/33 (Call 04/29/32), (3-mo. EURIBOR + 0.833%)(b)	EUR 627	541,810
1.34%, 10/23/26 (Call 10/23/25), (3-mo. EURIBOR + 0.834%)(b)	EUR 830	853,070
2.63%, 03/09/27	GBP 500	579,535
2.95%, 05/07/32 (Call 05/07/31), (3-mo. EURIBOR + 1.245%)(b)	EUR 531	534,702
3.79%, 03/21/30 (Call 03/21/29), (3-mo. EURIBOR + 1.037%)(b)	EUR 800	849,345
3.96%, 03/21/35 (Call 03/21/34), (3-mo. EURIBOR + 1.242%)(b)	EUR 600	635,729
4.66%, 03/02/29 (Call 03/02/28), (3-mo. EURIBOR + 1.304%)(b)	EUR 850	931,165
Nasdaq Inc.
0.88%, 02/13/30 (Call 11/13/29)	EUR 300	274,437
1.75%, 03/28/29 (Call 12/28/28)	EUR 200	195,263
National Grid North America Inc., 1.05%, 01/20/31 (Call 10/20/30)(a)	EUR 500	442,285
Nestle Finance International Ltd.
0.00%, 06/14/26 (Call 05/14/26)(a)	EUR 800	796,269
0.00%, 03/03/33 (Call 12/03/32)(a)	EUR 726	585,587
0.25%, 06/14/29 (Call 03/14/29)(a)	EUR 336	309,367
0.63%, 02/14/34 (Call 11/14/33)(a)	EUR 125	104,470
0.88%, 06/14/41 (Call 12/14/40)(a)	EUR 275	198,327
1.50%, 04/01/30 (Call 01/01/30)(a)	EUR 300	290,279
1.50%, 03/29/35 (Call 12/29/34)(a)	EUR 150	132,571
1.75%, 11/02/37 (Call 08/02/37)(a)	EUR 350	305,186
Nestle Holdings Inc.
0.25%, 10/04/27(a)	CHF 900	943,334
2.19%, 01/26/29 (Call 11/26/28)	CAD 500	327,494
2.50%, 04/04/32 (Call 01/04/32)(a)	GBP 550	583,233
Security	Par (000)	Value
United States (continued)
Netflix Inc., 3.88%, 11/15/29(a)	EUR 700	$753,659
New York Life Global Funding
0.25%, 01/23/27(a)	EUR 300	293,648
0.25%, 10/04/28(a)	EUR 300	278,918
1.25%, 12/17/26(a)	GBP 510	577,937
5.25%, 06/30/26	CAD 400	292,434
NextEra Energy Capital Holdings Inc., 4.85%, 04/30/31 (Call 02/28/31)	CAD 200	143,683
Omnicom Capital Holdings PLC, 2.25%, 11/22/33 (Call 08/22/33)	GBP 200	191,256
Oracle Corp., 3.13%, 07/10/25	EUR 425	449,856
PepsiCo Inc.
0.40%, 10/09/32 (Call 07/09/32)	EUR 300	251,189
1.05%, 10/09/50 (Call 04/09/50)	EUR 100	64,926
1.13%, 03/18/31 (Call 12/18/30)	EUR 400	368,862
2.15%, 05/06/24	CAD 200	145,237
3.55%, 07/22/34 (Call 04/22/34)	GBP 200	223,407
Pfizer Inc., 6.50%, 06/03/38(a)	GBP 300	422,405
Philip Morris International Inc.
1.45%, 08/01/39 (Call 05/01/39)	EUR 400	283,815
2.00%, 05/09/36 (Call 02/09/36)	EUR 200	169,022
2.88%, 03/03/26	EUR 550	577,178
PPG Industries Inc., 2.75%, 06/01/29 (Call 04/01/29)	EUR 300	305,889
Procter & Gamble Co. (The)
0.50%, 10/25/24	EUR 650	682,801
1.88%, 10/30/38	EUR 300	265,337
3.20%, 04/29/34	EUR 600	632,694
Prologis Euro Finance LLC
0.25%, 09/10/27 (Call 06/10/27)	EUR 300	284,847
0.50%, 02/16/32 (Call 11/16/31)	EUR 250	205,036
1.00%, 02/08/29 (Call 11/08/28)	EUR 200	187,585
1.00%, 02/06/35 (Call 11/06/34)	EUR 350	275,779
1.50%, 02/08/34 (Call 11/08/33)	EUR 200	170,072
1.50%, 09/10/49 (Call 03/10/49)	EUR 100	61,684
1.88%, 01/05/29 (Call 10/05/28)	EUR 100	97,909
4.25%, 01/31/43 (Call 07/31/42)	EUR 250	258,739
Public Storage Operating Co., 0.88%, 01/24/32 (Call 10/24/31)	EUR 200	172,664
PVH Corp., 3.13%, 12/15/27 (Call 09/15/27)(a)	EUR 300	309,234
Realty Income Corp.
2.50%, 01/14/42 (Call 07/14/41)	GBP 100	81,041
4.88%, 07/06/30 (Call 05/06/30)	EUR 200	222,079
5.75%, 12/05/31 (Call 10/05/31)	GBP 300	378,075
Roche Finance Europe BV
3.20%, 08/27/29 (Call 05/27/29)(a)	EUR 300	319,174
3.59%, 12/04/36 (Call 09/04/36)(a)	EUR 500	537,690
Roche Kapitalmarkt AG, Series 2024, 0.10%, 09/23/24 (Call 06/23/24)(a)	CHF 350	378,767
Sanofi SA
1.25%, 04/06/29 (Call 01/06/29)(a)	EUR 400	388,072
1.25%, 03/21/34 (Call 12/21/33)(a)	EUR 300	266,416
1.75%, 09/10/26 (Call 06/10/26)(a)	EUR 500	514,260
Series 12FX, 1.38%, 03/21/30 (Call 12/21/29)(a)	EUR 500	479,575
Series 8, 1.00%, 03/21/26 (Call 12/21/25)(a)	EUR 600	611,864
Schlumberger Finance BV
0.50%, 10/15/31 (Call 07/15/31)(a)	EUR 300	257,117
1.38%, 10/28/26 (Call 07/28/26)(a)	EUR 500	505,857
Schneider Electric SE
0.25%, 09/09/24 (Call 06/09/24)(a)	EUR 400	421,466
114
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
0.25%, 03/11/29 (Call 12/11/28)(a)	EUR 400	$370,170
0.88%, 03/11/25 (Call 12/11/24)(a)	EUR 200	208,298
1.38%, 06/21/27 (Call 03/21/27)(a)	EUR 500	503,661
3.50%, 11/09/32 (Call 08/09/32)(a)	EUR 500	534,353
Simon International Finance SCA
1.13%, 03/19/33 (Call 12/19/32)(a)	EUR 200	168,357
1.25%, 05/13/25 (Call 02/13/25)(a)	EUR 270	279,828
Southern Co. (The), 1.88%, 09/15/81 (Call 06/15/27), (5-year EUR Swap + 2.108%)(b)	EUR 400	375,655
Southern Power Co., 1.85%, 06/20/26	EUR 100	102,144
Stellantis NV
0.63%, 03/30/27 (Call 12/30/26)(a)	EUR 500	489,801
0.75%, 01/18/29 (Call 10/18/28)(a)	EUR 600	559,432
1.25%, 06/20/33 (Call 03/20/33)(a)	EUR 600	511,167
2.00%, 03/20/25 (Call 12/20/24)(a)	EUR 500	524,273
2.75%, 04/01/32 (Call 01/01/32)(a)	EUR 300	295,671
Stryker Corp., 2.63%, 11/30/30 (Call 08/30/30)	EUR 560	562,859
Swiss Re Finance UK PLC, 2.71%, 06/04/52 (Call 06/04/32), (1-year EUR Swap + 3.750%)(a)(b)	EUR 100	92,929
Tapestry Inc., 5.88%, 11/27/31 (Call 08/27/31)	EUR 300	329,048
Thermo Fisher Scientific Finance I BV
1.13%, 10/18/33 (Call 07/18/33)	EUR 500	431,977
1.63%, 10/18/41 (Call 04/18/41)	EUR 600	463,514
Thermo Fisher Scientific Inc.
0.13%, 03/01/25 (Call 02/01/25)	EUR 500	517,976
0.50%, 03/01/28 (Call 12/01/27)	EUR 375	358,623
0.88%, 10/01/31 (Call 07/01/31)	EUR 300	266,326
1.40%, 01/23/26 (Call 11/23/25)	EUR 200	205,589
1.88%, 10/01/49 (Call 04/01/49)	EUR 300	220,529
2.38%, 04/15/32 (Call 01/15/32)	EUR 250	246,287
Time Warner Cable LLC, 5.75%, 06/02/31	GBP 350	414,911
Toyota Motor Credit Corp.
0.13%, 11/05/27(a)	EUR 400	380,104
0.25%, 07/16/26(a)	EUR 350	347,869
0.63%, 11/21/24(a)	EUR 420	440,399
0.75%, 11/19/26(a)	GBP 600	674,274
United Parcel Service Inc.
1.63%, 11/15/25 (Call 08/15/25)	EUR 550	569,782
5.13%, 02/12/50(a)	GBP 50	62,068
Upjohn Finance BV, 1.91%, 06/23/32 (Call 03/23/32)(a)	EUR 400	350,550
Utah Acquisition Sub Inc., 2.25%, 11/22/24 (Call 09/22/24)(a)	EUR 530	559,978
Ventas Canada Finance Ltd.
2.45%, 01/04/27 (Call 12/04/26)	CAD 200	135,076
5.10%, 03/05/29 (Call 02/05/29)	CAD 400	288,351
Verizon Communications Inc.
0.38%, 03/22/29 (Call 12/22/28)	EUR 527	484,585
1.00%, 11/30/27(a)	CHF 200	213,510
1.38%, 10/27/26	EUR 350	354,684
1.38%, 11/02/28	EUR 500	487,561
1.85%, 05/18/40 (Call 11/18/39)	EUR 639	516,816
2.38%, 03/22/28 (Call 01/22/28)	CAD 200	132,465
2.63%, 12/01/31	EUR 700	695,821
3.00%, 03/23/31 (Call 12/23/30)	AUD 200	107,815
3.38%, 10/27/36	GBP 450	453,122
4.05%, 02/17/25(a)	AUD 200	128,569
4.05%, 03/22/51 (Call 09/22/50)	CAD 100	57,612
4.50%, 08/17/27(a)	AUD 200	126,510
Security	Par (000)	Value
United States (continued)
4.75%, 02/17/34	GBP 300	$355,497
Series 20Y, 2.88%, 01/15/38	EUR 600	572,000
Series MPLE, 2.50%, 05/16/30 (Call 02/16/30)	CAD 200	126,569
VF Corp., 4.25%, 03/07/29 (Call 12/07/28)	EUR 400	409,925
Visa Inc.
2.00%, 06/15/29 (Call 04/15/29)	EUR 600	601,283
2.38%, 06/15/34 (Call 03/15/34)	EUR 200	195,819
Walmart Inc.
4.88%, 09/21/29	EUR 600	691,790
5.63%, 03/27/34(a)	GBP 550	726,186
5.75%, 12/19/30	GBP 145	192,272
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD 200	138,514
Wells Fargo & Co.
1.00%, 02/02/27(a)	EUR 500	493,925
1.38%, 10/26/26(a)	EUR 600	603,321
1.50%, 05/24/27(a)	EUR 250	248,589
1.74%, 05/04/30 (Call 05/04/29), (3-mo. EURIBOR + 1.850%)(a)(b)	EUR 620	595,142
2.00%, 07/28/25(a)	GBP 580	694,816
2.13%, 09/24/31(a)	GBP 300	300,685
3.50%, 09/12/29(a)	GBP 200	229,059
3.87%, 05/21/25	CAD 25	17,893
4.17%, 04/28/26 (Call 04/28/25)(b)	CAD 300	215,551
Series MPLE, 2.49%, 02/18/27	CAD 300	203,622
Welltower OP LLC, 4.80%, 11/20/28 (Call 08/20/28)	GBP 300	361,914
Whirlpool Finance Luxembourg Sarl, 1.25%, 11/02/26 (Call 08/02/26)	EUR 600	601,787
WPC Eurobond BV
1.35%, 04/15/28 (Call 01/15/28)	EUR 200	190,590
2.25%, 07/19/24 (Call 05/30/24)	EUR 300	318,581
2.25%, 04/09/26 (Call 01/09/26)	EUR 450	461,716
		130,198,142
Total Corporate Bonds & Notes — 18.9% (Cost: $1,184,758,663)		1,087,867,159
Foreign Government Obligations(e)
Australia — 2.4%
Airservices Australia, 5.40%, 11/15/28(Call 08/15/28)	AUD 200	131,424
Australia Government Bond
0.25%, 11/21/25(a)	AUD 8,050	4,908,059
0.50%, 09/21/26(a)	AUD 7,040	4,194,751
1.00%, 12/21/30(a)	AUD 4,000	2,106,464
1.00%, 11/21/31(a)	AUD 7,050	3,592,372
1.25%, 05/21/32	AUD 6,464	3,313,045
1.50%, 06/21/31(a)	AUD 11,025	5,919,875
1.75%, 11/21/32(a)	AUD 5,801	3,051,987
1.75%, 06/21/51(a)	AUD 2,926	1,025,305
2.25%, 05/21/28(a)	AUD 5,710	3,451,739
2.50%, 05/21/30(a)	AUD 5,782	3,404,693
2.75%, 11/21/27(a)	AUD 7,466	4,631,399
2.75%, 11/21/28(a)	AUD 5,014	3,068,213
2.75%, 11/21/29(a)	AUD 4,042	2,435,268
2.75%, 06/21/35(a)	AUD 1,465	804,722
2.75%, 05/21/41(a)	AUD 2,899	1,452,583
3.00%, 11/21/33(a)	AUD 4,030	2,319,378
Schedule of Investments
115

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
3.00%, 03/21/47(a)	AUD 2,596	$1,265,994
3.25%, 04/21/25(a)	AUD 6,180	3,963,451
3.25%, 04/21/29(a)	AUD 8,779	5,463,855
3.25%, 06/21/39(a)	AUD 2,067	1,137,059
3.50%, 12/21/34(a)	AUD 5,080	3,020,172
3.75%, 05/21/34(a)	AUD 3,633	2,219,320
3.75%, 04/21/37(a)	AUD 1,980	1,181,043
4.25%, 04/21/26(a)	AUD 12,269	7,970,303
4.50%, 04/21/33(a)	AUD 5,010	3,264,828
4.75%, 04/21/27(a)	AUD 8,066	5,328,215
4.75%, 06/21/54(a)	AUD 2,000	1,290,628
Australian Capital Territory
1.25%, 05/22/25(a)	AUD 170	106,414
1.75%, 10/23/31	AUD 300	155,876
2.50%, 05/21/26(a)	AUD 60	37,346
4.50%, 10/23/34	AUD 1,000	613,331
Housing Australia, 1.52%, 05/27/30(a)	AUD 500	272,513
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD 1,530	797,768
1.50%, 02/20/32(a)	AUD 1,350	678,858
1.75%, 03/20/34(a)	AUD 5,825	2,769,096
2.00%, 03/20/31	AUD 600	324,299
2.00%, 03/08/33	AUD 3,320	1,676,343
2.25%, 11/20/40	AUD 300	123,406
2.25%, 05/07/41	AUD 1,050	429,493
2.50%, 11/22/32(a)	AUD 400	214,052
3.00%, 05/20/27(a)	AUD 5,600	3,479,964
3.00%, 03/20/28	AUD 4,040	2,478,038
3.00%, 11/15/28(a)	AUD 1,390	844,391
3.00%, 04/20/29(a)	AUD 1,350	812,554
4.00%, 05/20/26(a)	AUD 700	449,499
4.25%, 02/20/36(a)	AUD 2,108	1,231,012
4.75%, 02/20/35(a)	AUD 400	247,539
5.00%, 08/20/24	AUD 150	97,331
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD 400	227,155
2.50%, 05/21/32	AUD 900	480,331
2.75%, 04/21/27	AUD 400	246,592
4.10%, 11/21/42(a)	AUD 200	100,780
Queensland Treasury Corp.
1.25%, 03/10/31(d)	AUD 500	256,763
1.50%, 03/02/32(d)	AUD 700	352,856
1.50%, 08/20/32(d)	AUD 750	370,850
1.75%, 08/21/31(d)	AUD 1,710	896,237
1.75%, 07/20/34(a)(d)	AUD 2,530	1,188,064
2.00%, 08/22/33	AUD 550	274,130
2.25%, 11/20/41(d)	AUD 650	262,469
2.50%, 03/06/29(a)	AUD 3,270	1,929,191
2.75%, 08/20/27(d)	AUD 950	583,608
3.25%, 07/21/28(a)(d)	AUD 1,323	815,253
3.25%, 08/21/29(d)	AUD 892	540,291
3.50%, 08/21/30(a)(d)	AUD 1,300	785,024
4.20%, 02/20/47(a)(d)	AUD 300	158,607
4.50%, 03/09/33(a)(d)	AUD 1,000	623,144
4.75%, 07/21/25(d)	AUD 2,680	1,740,939
5.75%, 07/22/24(a)	AUD 400	259,876
South Australian Government Financing Authority
1.75%, 05/24/32(a)	AUD 1,550	789,682
1.75%, 05/24/34(a)	AUD 300	141,567
2.00%, 05/23/36(a)	AUD 700	316,306
Security	Par (000)	Value
Australia (continued)
2.75%, 05/24/30	AUD 1,000	$580,035
3.00%, 09/20/27(a)	AUD 350	216,482
4.75%, 05/24/38(a)	AUD 1,740	1,045,716
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD 550	308,038
2.25%, 01/22/32(a)	AUD 100	53,605
4.00%, 06/11/24(a)	AUD 40	25,898
Treasury Corp. of Victoria
0.50%, 11/20/25	AUD 1,950	1,188,478
1.25%, 11/19/27	AUD 1,500	868,917
1.50%, 11/20/30	AUD 760	400,603
1.50%, 09/10/31	AUD 4,340	2,215,888
2.00%, 09/17/35	AUD 500	230,001
2.00%, 11/20/37	AUD 1,240	529,998
2.25%, 09/15/33(a)	AUD 2,700	1,366,426
2.25%, 11/20/34	AUD 4,160	2,023,585
2.25%, 11/20/41	AUD 300	119,282
2.40%, 08/18/50	AUD 200	70,766
2.50%, 10/22/29	AUD 2,890	1,675,152
3.00%, 10/20/28(a)	AUD 1,760	1,068,119
4.25%, 12/20/32	AUD 3,020	1,839,556
4.75%, 09/15/36	AUD 1,600	967,671
5.50%, 11/17/26	AUD 1,300	862,667
Western Australian Treasury Corp.
1.50%, 10/22/30	AUD 500	266,438
1.75%, 10/22/31	AUD 1,000	523,309
2.00%, 10/24/34(a)	AUD 1,250	604,749
2.50%, 07/23/24(a)	AUD 100	64,511
2.75%, 07/24/29(a)	AUD 900	533,918
3.00%, 10/21/26(a)	AUD 900	564,243
3.00%, 10/21/27(a)	AUD 540	334,019
3.25%, 07/20/28(a)	AUD 750	462,786
5.00%, 07/23/25(a)	AUD 50	32,586
		138,138,425
Austria — 0.9%
Autobahnen- und Schnell- strassen-Finanzierungs AG, 0.10%, 07/09/29(a)	EUR 400	367,360
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(f)	EUR 450	369,628
Republic of Austria Government Bond
0.00%, 10/20/28(d)	EUR 2,450	2,301,488
0.00%, 02/20/30(d)	EUR 1,033	934,037
0.00%, 02/20/31(d)	EUR 1,662	1,456,983
0.00%, 10/20/40(d)	EUR 1,033	656,381
0.25%, 10/20/36(d)	EUR 1,459	1,097,409
0.50%, 04/20/27(d)	EUR 1,670	1,658,501
0.50%, 02/20/29(a)(d)	EUR 2,342	2,233,496
0.50%, 02/20/29(d)	EUR 432	411,986
0.70%, 04/20/71(d)	EUR 710	332,029
0.75%, 10/20/26(d)	EUR 2,634	2,662,030
0.75%, 02/20/28(d)	EUR 2,417	2,382,102
0.75%, 03/20/51(d)	EUR 1,580	959,267
0.85%, 06/30/2120(d)	EUR 1,027	476,628
0.90%, 02/20/32(d)	EUR 3,739	3,421,280
1.20%, 10/20/25(d)	EUR 3,514	3,640,901
1.50%, 02/20/47(d)	EUR 2,398	1,859,033
1.50%, 11/02/86(d)	EUR 371	230,383
1.85%, 05/23/49(d)	EUR 958	785,844
2.00%, 07/15/26(d)	EUR 3,960	4,132,053
2.10%, 09/20/2117(d)	EUR 1,491	1,167,169
116
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Austria (continued)
2.40%, 05/23/34(d)	EUR 1,002	$1,010,759
2.90%, 02/20/33(a)(d)	EUR 2,680	2,835,723
3.15%, 06/20/44(d)	EUR 1,182	1,248,282
3.15%, 10/20/53(d)	EUR 1,030	1,081,266
3.45%, 10/20/30(a)(d)	EUR 5,640	6,204,631
3.80%, 01/26/62(d)	EUR 635	760,883
4.15%, 03/15/37(a)(d)	EUR 2,804	3,306,251
4.85%, 03/15/26(d)	EUR 2,014	2,214,951
6.25%, 07/15/27	EUR 958	1,122,311
State of Lower Austria, 3.63%, 10/04/33	EUR 200	220,373
		53,541,418
Belgium — 1.3%
Belfius Bank SA, 5.25%, 04/19/33(Call 01/19/28), (5-year EUR Swap + 2.450%)(a)(b)	EUR 100	108,744
Communaute Francaise de Belgique
1.63%, 05/03/32(a)	EUR 300	282,484
3.38%, 06/22/34(a)	EUR 500	530,605
Kingdom of Belgium Government Bond
0.00%, 10/22/27(d)	EUR 5,704	5,506,296
0.00%, 10/22/31(a)(d)	EUR 2,952	2,537,839
0.10%, 06/22/30(d)	EUR 2,877	2,595,658
0.35%, 06/22/32(d)	EUR 3,360	2,912,095
0.40%, 06/22/40(d)	EUR 1,390	942,799
0.65%, 06/22/71(d)	EUR 840	369,926
0.80%, 06/22/25(d)	EUR 3,246	3,363,701
0.80%, 06/22/27(d)	EUR 3,346	3,342,354
0.80%, 06/22/28(d)	EUR 2,870	2,818,159
0.90%, 06/22/29(d)	EUR 1,835	1,777,084
1.00%, 06/22/26(d)	EUR 1,310	1,338,414
1.00%, 06/22/31(d)	EUR 1,535	1,437,579
1.40%, 06/22/53(d)	EUR 1,890	1,258,293
1.45%, 06/22/37(d)	EUR 2,411	2,088,463
1.60%, 06/22/47(d)	EUR 2,076	1,571,883
1.70%, 06/22/50(d)	EUR 2,667	1,993,364
1.90%, 06/22/38(d)	EUR 1,031	929,554
2.15%, 06/22/66(d)	EUR 1,598	1,257,764
2.25%, 06/22/57(d)	EUR 1,307	1,063,296
2.75%, 04/22/39(d)	EUR 890	888,545
2.75%, 04/22/39(a)(d)	EUR 457	456,253
2.85%, 10/22/34(a)(d)	EUR 1,200	1,251,855
3.00%, 06/22/33(d)	EUR 2,687	2,860,993
3.00%, 06/22/33(a)(d)	EUR 1,840	1,959,147
3.00%, 06/22/34(d)	EUR 935	992,024
3.30%, 06/22/54(a)(d)	EUR 2,253	2,310,454
3.45%, 06/22/43(a)(d)	EUR 334	357,485
3.50%, 06/22/55(d)	EUR 1,350	1,430,879
3.75%, 06/22/45(a)	EUR 1,151	1,287,316
4.00%, 03/28/32(a)	EUR 1,970	2,254,711
4.25%, 03/28/41(d)	EUR 3,905	4,636,600
4.50%, 03/28/26(d)	EUR 1,270	1,388,866
5.00%, 03/28/35(d)	EUR 818	1,022,538
5.50%, 03/28/28	EUR 1,829	2,136,216
Series 86, 1.25%, 04/22/33(d)	EUR 4,951	4,576,802
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR 400	296,785
0.30%, 10/20/31(a)	EUR 500	431,672
0.88%, 03/21/46(a)	EUR 300	188,044
1.00%, 10/13/36(a)	EUR 400	323,107
1.50%, 07/12/38(a)	EUR 100	83,144
1.50%, 04/11/44(a)	EUR 100	75,012
Security	Par (000)	Value
Belgium (continued)
3.00%, 10/12/32(a)	EUR 300	$312,273
3.13%, 06/22/34(a)	EUR 300	315,699
3.25%, 01/12/43(a)	EUR 200	202,480
3.50%, 06/22/45(a)	EUR 300	315,809
3.63%, 06/22/32(a)	EUR 500	546,342
4.00%, 09/26/42(a)	EUR 700	784,984
Region Wallonne Belgium
0.25%, 05/03/26(a)	EUR 500	500,083
1.25%, 05/03/34(a)	EUR 500	434,616
1.25%, 06/22/71(a)	EUR 200	106,230
3.50%, 03/15/43(a)	EUR 500	513,049
3.75%, 04/22/39(a)	EUR 400	430,135
		75,696,502
Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR 400	350,027
1.38%, 09/23/50(a)	EUR 200	128,385
2.63%, 03/26/27(a)	EUR 100	104,715
2.95%, 09/03/24(a)	EUR 200	212,198
3.00%, 03/21/28(a)	EUR 100	105,360
3.13%, 03/26/35(a)	EUR 100	97,782
4.13%, 09/23/29(a)	EUR 100	109,945
4.38%, 05/13/31(a)	EUR 460	513,128
4.63%, 09/23/34(a)	EUR 300	337,818
4.88%, 05/13/36(a)	EUR 400	453,475
		2,412,833
Canada — 4.4%
Canada Housing Trust No. 1
0.95%, 06/15/25(d)	CAD 2,100	1,463,435
1.10%, 12/15/26(d)	CAD 1,000	668,544
1.10%, 03/15/31(d)	CAD 900	536,700
1.25%, 06/15/26(d)	CAD 1,300	884,225
1.40%, 03/15/31(d)	CAD 1,060	645,809
1.55%, 12/15/26(d)	CAD 1,800	1,217,865
1.60%, 12/15/31(d)	CAD 650	394,459
1.75%, 06/15/30(d)	CAD 970	615,544
1.90%, 09/15/26(d)	CAD 1,160	795,930
1.90%, 03/15/31(d)	CAD 1,100	693,857
1.95%, 12/15/25(d)	CAD 1,750	1,219,964
2.10%, 09/15/29(d)	CAD 2,590	1,700,836
2.15%, 12/15/31(d)	CAD 1,500	948,703
2.25%, 12/15/25(d)	CAD 100	70,049
2.35%, 06/15/27(d)	CAD 1,500	1,029,429
2.35%, 03/15/28(d)	CAD 350	237,918
2.55%, 03/15/25(d)	CAD 910	648,808
2.65%, 03/15/28(d)	CAD 800	550,002
2.65%, 12/15/28(d)	CAD 920	627,449
3.10%, 06/15/28(d)	CAD 2,000	1,395,191
3.55%, 09/15/32(d)	CAD 2,790	1,938,323
3.60%, 12/15/27(d)	CAD 1,000	712,101
3.65%, 06/15/33(d)	CAD 2,000	1,392,215
3.80%, 06/15/27(d)	CAD 1,000	716,761
3.95%, 06/15/28(d)	CAD 500	360,366
4.15%, 06/15/33(d)	CAD 1,570	1,135,591
4.25%, 03/15/34(d)	CAD 3,000	2,181,917
Canadian Government Bond
0.25%, 03/01/26	CAD 10,821	7,299,921
0.50%, 09/01/25	CAD 10,970	7,555,092
0.50%, 12/01/30	CAD 9,859	5,799,246
1.00%, 09/01/26	CAD 8,060	5,439,561
Schedule of Investments
117

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.00%, 06/01/27	CAD 1,095	$727,330
1.25%, 03/01/25	CAD 5,870	4,145,390
1.25%, 03/01/27	CAD 2,974	1,996,558
1.25%, 06/01/30	CAD 9,812	6,149,543
1.50%, 04/01/25	CAD 2,000	1,410,848
1.50%, 06/01/31	CAD 4,454	2,775,197
1.50%, 12/01/31	CAD 4,967	3,061,086
1.75%, 12/01/53	CAD 7,298	3,465,352
2.00%, 06/01/28	CAD 5,000	3,380,560
2.00%, 06/01/32	CAD 3,571	2,268,411
2.00%, 12/01/51	CAD 8,509	4,367,625
2.25%, 06/01/25	CAD 2,500	1,770,900
2.25%, 12/01/29	CAD 1,390	935,191
2.50%, 12/01/32	CAD 4,290	2,817,804
2.75%, 09/01/27	CAD 5,982	4,176,920
2.75%, 06/01/33	CAD 4,560	3,044,032
2.75%, 12/01/48	CAD 548	336,691
2.75%, 12/01/55	CAD 1,621	976,832
2.75%, 12/01/64	CAD 3,029	1,797,003
3.00%, 04/01/26	CAD 5,050	3,578,014
3.00%, 06/01/34	CAD 1,690	1,144,343
3.25%, 09/01/28	CAD 3,580	2,534,305
3.25%, 12/01/33	CAD 3,325	2,305,884
3.50%, 03/01/28	CAD 2,610	1,866,460
3.50%, 03/01/34	CAD 6,410	4,539,611
3.50%, 12/01/45	CAD 3,444	2,414,914
3.75%, 02/01/25	CAD 800	576,636
3.75%, 05/01/25	CAD 1,203	865,483
4.00%, 03/01/29	CAD 1,550	1,132,324
4.00%, 06/01/41	CAD 3,399	2,542,232
4.50%, 11/01/25	CAD 4,950	3,592,342
4.50%, 02/01/26	CAD 3,220	2,340,785
5.00%, 06/01/37	CAD 1,969	1,605,883
5.75%, 06/01/33	CAD 2,790	2,318,493
CDP FINANCIAL Inc. Co. GUAR REGS 04/29 3, 3.00%, 04/11/29(a)	EUR 1,000	1,057,024
City of Montreal Canada
2.40%, 12/01/41	CAD 200	101,840
3.00%, 09/01/27	CAD 300	208,422
3.15%, 12/01/36	CAD 250	152,595
3.50%, 12/01/38	CAD 700	433,880
City of Ottawa Ontario
2.50%, 05/11/51	CAD 100	46,592
3.10%, 07/27/48	CAD 100	53,700
4.10%, 12/06/52	CAD 200	127,630
City of Toronto Canada
2.15%, 08/25/40	CAD 400	200,715
2.40%, 06/07/27	CAD 250	171,280
2.80%, 11/22/49	CAD 200	100,127
2.90%, 04/29/51	CAD 250	127,550
2.95%, 04/28/35	CAD 50	30,889
3.20%, 08/01/48	CAD 100	54,708
3.25%, 04/20/32	CAD 400	266,838
4.30%, 06/01/52	CAD 100	65,960
CPPIB Capital Inc.
0.25%, 01/18/41(a)	EUR 290	184,565
1.13%, 12/14/29(a)	GBP 250	258,795
1.63%, 10/22/71(a)	GBP 250	122,098
1.95%, 09/30/29(a)	CAD 500	323,186
3.25%, 03/08/28(a)	CAD 1,000	700,131
3.95%, 06/02/32(a)	CAD 500	351,153
Security	Par (000)	Value
Canada (continued)
4.75%, 06/02/33(a)	CAD 500	$369,303
5.20%, 03/04/34(a)	AUD 400	258,750
Export Development Canada
0.25%, 03/07/26(a)	EUR 600	605,301
2.63%, 01/18/29(a)	EUR 500	522,646
2.88%, 01/19/28(a)	EUR 1,000	1,056,977
3.88%, 10/03/28(a)	GBP 400	486,827
4.00%, 02/19/26(a)	GBP 100	122,842
Hydro-Quebec
2.00%, 09/01/28	CAD 500	331,092
2.10%, 02/15/60	CAD 1,100	450,055
4.00%, 02/15/55	CAD 1,690	1,093,743
4.00%, 02/15/63	CAD 1,000	645,813
5.00%, 02/15/45	CAD 600	448,980
5.00%, 02/15/50	CAD 1,120	850,828
6.00%, 08/15/31	CAD 200	159,812
6.00%, 02/15/40	CAD 910	754,670
6.50%, 02/15/35	CAD 400	337,140
Labrador-Island Link Funding Trust
3.85%, 12/01/53(d)	CAD 300	192,632
Series A, 3.76%, 06/01/33(d)	CAD 300	206,841
Municipal Finance Authority of British Columbia
3.30%, 04/08/32	CAD 200	134,188
3.35%, 06/01/27	CAD 500	352,654
4.50%, 12/03/28	CAD 1,000	733,500
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD 200	115,945
Series A, 3.63%, 06/01/29(d)	CAD 300	212,490
OMERS Finance Trust
0.45%, 05/13/25(a)	EUR 250	258,093
3.13%, 01/25/29(a)	EUR 400	421,931
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD 300	234,039
Ontario Teachers' Finance Trust
0.10%, 05/19/28(a)	EUR 100	93,618
0.50%, 05/06/25(a)	EUR 470	485,583
0.90%, 05/20/41(a)	EUR 910	643,048
1.85%, 05/03/32(a)	EUR 600	569,796
OPB Finance Trust, Series F 2.98%, 01/25/27(Call 10/25/26)	CAD 400	278,231
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR 200	203,697
1.65%, 06/01/31	CAD 1,300	791,722
2.05%, 06/01/30	CAD 1,100	704,892
2.20%, 06/01/26	CAD 300	208,110
2.35%, 06/01/25	CAD 350	247,876
2.55%, 06/01/27	CAD 1,080	744,864
2.90%, 12/01/28	CAD 1,050	720,964
2.90%, 09/20/29	CAD 300	204,337
2.95%, 06/01/52	CAD 470	251,603
3.05%, 12/01/48	CAD 1,030	567,478
3.10%, 06/01/50	CAD 2,140	1,179,581
3.30%, 12/01/46	CAD 1,390	810,672
3.45%, 12/01/43	CAD 25	15,202
3.90%, 12/01/33	CAD 200	138,329
4.15%, 06/01/33	CAD 900	637,448
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR 300	308,679
1.55%, 06/18/31	CAD 500	301,680
2.20%, 06/18/30	CAD 1,540	994,357
118
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.30%, 06/18/26	CAD 200	$138,942
2.55%, 06/18/27	CAD 300	206,814
2.75%, 06/18/52	CAD 1,450	739,950
2.80%, 06/18/48	CAD 1,170	614,496
2.85%, 06/18/25	CAD 550	391,342
2.95%, 12/18/28	CAD 200	137,588
2.95%, 06/18/50	CAD 820	439,355
3.00%, 07/24/34(a)	EUR 400	417,222
3.20%, 06/18/44	CAD 1,400	814,075
3.55%, 06/18/33	CAD 400	269,814
4.25%, 12/18/53	CAD 600	407,615
4.30%, 06/18/42	CAD 1,510	1,040,120
4.95%, 06/18/40	CAD 170	126,909
5.00%, 06/18/31	CAD 120	90,645
5.70%, 06/18/29	CAD 1,000	775,640
6.35%, 06/18/31	CAD 40	32,581
Province of Manitoba Canada
2.05%, 06/02/30	CAD 500	319,777
2.05%, 06/02/31	CAD 600	374,860
2.05%, 09/05/52	CAD 870	365,136
2.45%, 06/02/25	CAD 50	35,444
2.55%, 06/02/26	CAD 200	139,698
2.60%, 06/02/27	CAD 200	138,067
2.75%, 06/02/29	CAD 300	203,132
2.85%, 09/05/46	CAD 590	311,899
3.00%, 06/02/28	CAD 300	207,677
3.20%, 03/05/50	CAD 230	127,258
3.25%, 09/05/29	CAD 600	414,664
3.40%, 09/05/48	CAD 690	397,970
3.80%, 09/05/53	CAD 500	306,729
3.90%, 12/02/32	CAD 600	417,658
4.10%, 03/05/41	CAD 400	266,154
4.60%, 03/05/38	CAD 70	49,989
6.30%, 03/05/31	CAD 300	242,581
Province of New Brunswick Canada
1.80%, 08/14/25	CAD 500	350,104
2.35%, 08/14/27	CAD 570	389,018
2.60%, 08/14/26	CAD 200	139,396
3.05%, 08/14/50	CAD 850	457,081
3.10%, 08/14/28	CAD 200	138,641
3.10%, 08/14/48	CAD 300	164,088
3.55%, 06/03/43	CAD 210	128,221
3.80%, 08/14/45	CAD 200	125,063
3.95%, 08/14/32	CAD 500	349,898
4.55%, 03/26/37	CAD 60	42,898
4.65%, 09/26/35	CAD 400	290,326
Province of Newfoundland and Labrador Canada
1.75%, 06/02/30	CAD 600	373,921
2.05%, 06/02/31	CAD 300	185,806
2.65%, 10/17/50	CAD 400	190,483
2.85%, 06/02/28	CAD 500	342,899
2.85%, 06/02/29	CAD 870	589,219
3.00%, 06/02/26	CAD 130	91,546
3.15%, 12/02/52	CAD 300	157,395
3.30%, 10/17/46	CAD 250	138,692
3.70%, 10/17/48	CAD 320	188,402
Province of Nova Scotia Canada
2.00%, 09/01/30	CAD 500	317,116
2.10%, 06/01/27	CAD 600	408,155
3.15%, 12/01/51	CAD 960	525,178
3.50%, 06/02/62	CAD 30	17,110
Security	Par (000)	Value
Canada (continued)
4.40%, 06/01/42	CAD 220	$151,924
4.70%, 06/01/41	CAD 200	143,533
5.80%, 06/01/33	CAD 300	237,738
Province of Ontario Canada
0.00%, 11/25/30(a)	EUR 400	346,250
0.25%, 12/15/26(a)	GBP 320	353,770
0.38%, 04/08/27(a)	EUR 200	196,085
0.63%, 04/17/25(a)	EUR 400	414,756
1.05%, 09/08/27	CAD 300	196,298
1.35%, 09/08/26	CAD 300	203,072
1.35%, 12/02/30	CAD 1,500	906,541
1.75%, 09/08/25	CAD 3,300	2,305,655
1.85%, 02/01/27	CAD 600	407,830
1.90%, 12/02/51	CAD 2,020	847,476
2.05%, 06/02/30	CAD 1,550	993,076
2.15%, 06/02/31	CAD 900	567,661
2.25%, 12/02/31	CAD 1,000	627,812
2.30%, 09/08/24	CAD 300	215,853
2.40%, 06/02/26	CAD 2,860	1,992,276
2.55%, 12/02/52	CAD 1,500	733,278
2.60%, 06/02/25	CAD 2,050	1,455,733
2.60%, 06/02/27	CAD 2,360	1,630,262
2.65%, 12/02/50	CAD 2,300	1,160,829
2.70%, 06/02/29	CAD 1,460	987,343
2.80%, 06/02/48	CAD 1,640	865,889
2.90%, 06/02/28	CAD 2,500	1,726,441
2.90%, 12/02/46	CAD 2,600	1,414,404
2.90%, 06/02/49	CAD 2,160	1,155,325
3.10%, 01/31/34(a)	EUR 500	526,232
3.40%, 09/08/28	CAD 400	281,200
3.45%, 06/02/45	CAD 5,560	3,356,080
3.50%, 06/02/43	CAD 1,620	997,631
3.60%, 03/08/28	CAD 1,000	709,735
3.65%, 06/02/33	CAD 1,000	681,245
3.75%, 06/02/32	CAD 3,900	2,705,866
3.75%, 12/02/53	CAD 2,330	1,455,457
4.15%, 06/02/34	CAD 3,400	2,393,905
4.15%, 12/02/54	CAD 2,000	1,341,947
4.60%, 06/02/39	CAD 2,140	1,540,795
4.65%, 06/02/41	CAD 3,250	2,346,846
4.70%, 06/02/37	CAD 1,703	1,245,374
5.60%, 06/02/35	CAD 500	395,091
5.85%, 03/08/33	CAD 290	230,916
6.20%, 06/02/31	CAD 580	468,830
6.50%, 03/08/29	CAD 50	39,897
Province of Prince Edward Island Canada, 2.65%, 12/01/51	CAD 300	146,038
Province of Quebec Canada
0.25%, 05/05/31(a)	EUR 550	479,009
0.50%, 01/25/32(a)	EUR 600	521,805
0.88%, 01/15/25(a)	EUR 200	209,275
0.88%, 05/04/27(a)	EUR 550	546,374
0.88%, 07/05/28(a)	EUR 150	145,518
1.13%, 10/28/25(a)	EUR 300	309,235
1.90%, 09/01/30	CAD 2,160	1,362,967
2.30%, 09/01/29	CAD 2,010	1,327,091
2.50%, 09/01/26	CAD 1,800	1,252,270
2.60%, 07/06/25	CAD 300	212,700
2.75%, 09/01/25	CAD 250	177,111
2.75%, 09/01/27	CAD 500	346,367
2.75%, 09/01/28	CAD 1,590	1,088,499
Schedule of Investments
119

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.85%, 12/01/53	CAD 1,620	$838,369
3.10%, 12/01/51	CAD 1,890	1,040,279
3.13%, 03/27/34(a)	EUR 1,000	1,051,905
3.25%, 09/01/32	CAD 2,000	1,333,728
3.50%, 12/01/45	CAD 2,580	1,560,455
3.50%, 12/01/48	CAD 2,280	1,361,463
3.60%, 09/01/33	CAD 5,600	3,787,542
3.75%, 09/01/24	CAD 100	72,318
4.25%, 12/01/43	CAD 650	442,466
4.40%, 12/01/55	CAD 3,310	2,310,604
5.00%, 12/01/38	CAD 1,000	749,607
5.00%, 12/01/41	CAD 1,500	1,124,963
5.75%, 12/01/36	CAD 1,520	1,220,336
6.25%, 06/01/32	CAD 110	89,482
Province of Saskatchewan Canada
2.15%, 06/02/31	CAD 500	315,105
2.20%, 06/02/30	CAD 400	258,392
2.65%, 06/02/27	CAD 450	311,209
2.75%, 12/02/46	CAD 300	158,003
2.80%, 12/02/52	CAD 720	370,504
3.05%, 12/02/28	CAD 700	483,584
3.10%, 06/02/50	CAD 400	221,116
3.20%, 06/03/24	CAD 20	14,504
3.30%, 06/02/48	CAD 500	288,724
3.40%, 02/03/42	CAD 100	61,070
3.75%, 03/05/54	CAD 400	248,287
3.90%, 06/02/45	CAD 150	96,604
4.75%, 06/01/40	CAD 100	72,835
PSP Capital Inc.
1.50%, 03/15/28(a)	CAD 450	294,599
3.00%, 11/05/25(a)	CAD 200	141,707
3.75%, 06/15/29(a)	CAD 500	354,693
4.15%, 06/01/33(a)	CAD 500	352,756
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD 100	62,975
Regional Municipality of York, 2.60%, 12/15/25	CAD 50	35,142
South Coast British Columbia Transportation Authority
3.25%, 11/23/28	CAD 250	174,003
4.15%, 12/12/53	CAD 200	128,360
		251,003,892
Chile — 0.1%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP 780,000	796,361
4.70%, 09/01/30(d)	CLP 1,395,000	1,351,892
5.00%, 10/01/28(d)	CLP 600,000	604,408
5.00%, 03/01/35	CLP 600,000	573,236
5.10%, 07/15/50	CLP 250,000	232,371
5.30%, 11/01/37(a)(d)	CLP 885,000	858,830
6.00%, 04/01/33(d)	CLP 400,000	415,344
6.00%, 01/01/43	CLP 315,000	331,665
7.00%, 05/01/34(d)	CLP 400,000	446,012
Chile Government International Bond
0.10%, 01/26/27 (Call 12/26/26)	EUR 200	193,103
0.56%, 01/21/29 (Call 11/21/28)	EUR 200	185,908
0.83%, 07/02/31 (Call 04/02/31)	EUR 200	174,546
1.25%, 01/29/40 (Call 10/31/39)	EUR 300	218,892
1.25%, 01/22/51 (Call 07/31/50)	EUR 200	116,757
1.30%, 07/26/36 (Call 04/26/36)	EUR 200	159,862
1.63%, 01/30/25	EUR 300	314,617
1.75%, 01/20/26	EUR 300	308,955
Security	Par (000)	Value
Chile (continued)
4.13%, 07/05/34 (Call 04/05/34)	EUR 200	$215,077
		7,497,836
China — 19.3%
Agricultural Development Bank of China
2.25%, 04/22/25	CNY 95,000	13,160,954
2.35%, 09/07/26	CNY 93,000	12,904,738
2.47%, 04/02/34	CNY 13,000	1,797,434
2.50%, 08/24/27	CNY 75,800	10,559,556
2.60%, 12/01/25	CNY 5,000	696,744
2.74%, 02/23/27	CNY 8,000	1,122,379
2.83%, 08/11/29	CNY 6,800	962,093
2.83%, 06/16/33	CNY 22,900	3,255,517
2.85%, 10/20/33	CNY 17,900	2,553,875
2.87%, 05/14/27	CNY 5,000	703,376
2.90%, 03/08/28	CNY 15,000	2,119,477
2.97%, 10/14/32	CNY 26,000	3,724,469
2.99%, 08/11/26	CNY 75,250	10,581,430
3.06%, 06/06/32	CNY 101,030	14,561,765
3.10%, 02/27/33	CNY 16,000	2,321,636
3.30%, 11/05/31	CNY 30,000	4,389,741
3.35%, 03/24/26	CNY 76,400	10,797,110
3.48%, 02/04/28	CNY 15,000	2,159,632
3.52%, 05/24/31	CNY 60,000	8,883,542
3.63%, 07/19/26	CNY 27,800	3,965,350
3.74%, 07/12/29	CNY 139,500	20,578,500
3.75%, 01/25/29	CNY 38,650	5,710,737
3.79%, 10/26/30	CNY 54,000	8,084,951
3.85%, 01/06/27	CNY 41,100	5,927,348
3.95%, 02/26/31	CNY 13,000	1,974,747
4.00%, 11/12/25	CNY 46,000	6,528,927
4.65%, 05/11/28	CNY 31,000	4,672,691
China Development Bank
2.52%, 05/25/28	CNY 6,550	916,237
2.65%, 02/24/27	CNY 39,400	5,516,242
2.69%, 06/16/27	CNY 46,860	6,572,128
2.69%, 09/11/33	CNY 65,000	9,158,594
2.77%, 10/24/32	CNY 108,100	15,296,922
2.83%, 09/10/26	CNY 10,700	1,501,696
2.98%, 04/22/32	CNY 44,000	6,315,520
3.00%, 01/17/32	CNY 141,500	20,336,708
3.02%, 03/06/33	CNY 31,750	4,583,237
3.05%, 08/25/26	CNY 190,600	26,862,925
3.09%, 06/18/30	CNY 36,450	5,238,798
3.12%, 09/13/31	CNY 39,000	5,635,447
3.18%, 04/05/26	CNY 10,000	1,408,618
3.41%, 06/07/31	CNY 10,000	1,470,492
3.45%, 09/20/29	CNY 17,000	2,480,687
3.48%, 01/08/29	CNY 225,500	32,805,522
3.50%, 08/13/26	CNY 8,200	1,169,466
3.65%, 05/21/29	CNY 114,500	16,817,673
3.66%, 03/01/31	CNY 125,800	18,730,795
3.68%, 02/26/26	CNY 142,700	20,250,530
3.70%, 10/20/30	CNY 45,050	6,702,178
3.74%, 09/10/25	CNY 57,000	8,058,295
3.80%, 01/25/36	CNY 106,500	16,622,331
4.04%, 07/06/28	CNY 20,000	2,960,962
4.15%, 10/26/25	CNY 38,000	5,409,129
4.88%, 02/09/28	CNY 34,900	5,281,719
5.25%, 06/24/28	CNY 10,000	1,544,912
China Government Bond
1.99%, 04/09/25	CNY 267,100	36,961,799
120
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
2.18%, 08/25/25	CNY 118,310	$16,386,130
2.28%, 11/25/25	CNY 219,000	30,405,001
2.33%, 12/15/25	CNY 22,680	3,151,240
2.37%, 01/20/27	CNY 87,100	12,135,044
2.44%, 10/15/27	CNY 91,000	12,693,796
2.48%, 04/15/27	CNY 167,000	23,362,204
2.48%, 09/25/28	CNY 18,550	2,596,510
2.50%, 07/25/27	CNY 95,000	13,278,318
2.52%, 08/25/33	CNY 56,860	7,961,784
2.60%, 09/01/32	CNY 201,260	28,270,511
2.62%, 09/25/29	CNY 107,300	15,108,568
2.64%, 01/15/28	CNY 15,000	2,105,921
2.67%, 11/25/33	CNY 39,170	5,556,119
2.68%, 05/21/30	CNY 416,060	58,653,246
2.69%, 08/12/26	CNY 120,000	16,827,695
2.69%, 08/15/32	CNY 26,900	3,806,458
2.70%, 11/03/26	CNY 5,000	702,757
2.74%, 08/04/26	CNY 33,000	4,635,654
2.75%, 06/15/29	CNY 135,000	19,116,125
2.75%, 02/17/32	CNY 86,520	12,300,413
2.79%, 12/15/29	CNY 112,000	15,915,593
2.80%, 03/24/29	CNY 90,000	12,786,877
2.80%, 03/25/30	CNY 103,000	14,630,150
2.80%, 11/15/32	CNY 100,320	14,310,192
2.85%, 06/04/27	CNY 86,000	12,165,449
2.88%, 02/25/33	CNY 43,020	6,186,587
2.89%, 11/18/31	CNY 50,000	7,179,038
2.90%, 05/05/26	CNY 113,000	15,925,274
3.02%, 05/27/31	CNY 20,000	2,894,789
3.12%, 12/05/26	CNY 56,050	7,985,550
3.12%, 10/25/52	CNY 81,530	12,399,237
3.25%, 06/06/26	CNY 20,000	2,843,051
3.25%, 11/22/28	CNY 46,000	6,679,145
3.27%, 03/25/73	CNY 78,890	12,691,642
3.32%, 04/15/52	CNY 64,600	10,157,265
3.39%, 03/16/50	CNY 123,800	19,492,607
3.52%, 04/25/46	CNY 11,110	1,766,543
3.53%, 10/18/51	CNY 27,400	4,457,072
3.54%, 08/16/28	CNY 4,000	588,471
3.72%, 04/12/51	CNY 94,890	15,816,966
3.73%, 05/25/70	CNY 26,520	4,715,344
3.74%, 09/22/35	CNY 42,290	6,649,988
3.81%, 09/14/50	CNY 89,500	15,131,490
3.86%, 07/22/49	CNY 29,000	4,912,734
4.00%, 06/24/69	CNY 27,250	5,069,635
4.05%, 07/24/47	CNY 18,400	3,174,912
4.08%, 10/22/48	CNY 42,800	7,468,692
4.50%, 06/23/41	CNY 10,850	1,928,745
China Government Bonds, 2.46%, 02/15/26	CNY 155,000	21,589,553
China Government International Bond
0.13%, 11/12/26 (Call 08/12/26)(a)	EUR 800	785,460
0.50%, 11/12/31 (Call 08/12/31)(a)	EUR 300	263,134
0.63%, 11/17/33(a)	EUR 400	334,900
1.00%, 11/12/39 (Call 08/12/39)(a)	EUR 200	148,525
Export-Import Bank of China (The)
2.44%, 04/12/34	CNY 18,000	2,482,591
2.50%, 10/13/26	CNY 3,850	536,217
2.61%, 01/27/27	CNY 30,000	4,192,709
2.64%, 12/05/25	CNY 3,850	536,375
2.74%, 09/05/29	CNY 2,000	281,870
2.82%, 06/17/27	CNY 87,550	12,325,262
Security	Par (000)	Value
China (continued)
2.90%, 08/19/32	CNY 64,300	$9,166,180
2.92%, 04/17/30	CNY 2,600	370,962
2.93%, 03/02/25	CNY 68,100	9,479,651
3.10%, 02/13/33	CNY 37,900	5,491,289
3.18%, 03/11/32	CNY 70,250	10,212,216
3.22%, 05/14/26	CNY 39,000	5,505,182
3.23%, 03/23/30	CNY 21,500	3,110,194
3.26%, 02/24/27	CNY 18,250	2,590,839
3.33%, 02/22/26	CNY 50,000	7,062,080
3.38%, 07/16/31	CNY 22,000	3,223,987
3.43%, 10/23/25	CNY 22,600	3,184,740
3.74%, 11/16/30	CNY 29,000	4,329,390
3.86%, 05/20/29	CNY 84,200	12,467,804
3.87%, 09/14/25	CNY 11,000	1,557,156
3.88%, 01/12/36	CNY 5,700	901,259
4.11%, 03/20/27	CNY 7,000	1,016,254
4.89%, 03/26/28	CNY 24,750	3,749,325
		1,113,179,917
Colombia — 0.2%
Colombia TES, 13.25%, 02/09/33	COP 5,000,000	1,462,086
Colombian TES
9.25%, 05/28/42	COP 5,000,000	1,088,853
Series B, 5.75%, 11/03/27	COP 5,148,700	1,152,250
Series B, 6.00%, 04/28/28	COP 3,890,900	865,155
Series B, 6.25%, 11/26/25	COP 6,268,700	1,534,271
Series B, 6.25%, 07/09/36	COP 3,000,000	531,361
Series B, 7.00%, 03/26/31	COP 5,000,000	1,074,014
Series B, 7.00%, 06/30/32	COP 8,989,600	1,872,725
Series B, 7.25%, 10/18/34	COP 4,501,400	912,068
Series B, 7.50%, 08/26/26	COP 4,218,700	1,024,723
Series B, 7.75%, 09/18/30	COP 2,864,600	649,620
		12,167,126
Croatia — 0.1%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR 150	143,829
1.13%, 03/04/33(a)	EUR 200	176,187
1.50%, 06/17/31(a)	EUR 790	743,808
1.75%, 03/04/41(a)	EUR 180	141,448
2.70%, 06/15/28(a)	EUR 300	314,258
2.75%, 01/27/30(a)	EUR 450	466,055
2.88%, 04/22/32(a)	EUR 100	103,246
3.00%, 03/20/27(a)	EUR 300	317,608
4.00%, 06/14/35(a)	EUR 1,300	1,427,444
		3,833,883
Cyprus — 0.0%
Cyprus Government International Bond
0.95%, 01/20/32(a)	EUR 1,370	1,236,667
1.25%, 01/21/40(a)	EUR 472	352,277
2.38%, 09/25/28(a)	EUR 400	412,288
4.25%, 11/04/25(a)	EUR 300	325,311
		2,326,543
Czech Republic — 0.3%
Czech Republic Government Bond
0.05%, 11/29/29	CZK 24,150	814,213
0.25%, 02/10/27	CZK 51,560	1,964,006
0.95%, 05/15/30(a)	CZK 19,310	676,992
1.00%, 06/26/26(a)	CZK 44,520	1,764,964
1.20%, 03/13/31	CZK 35,180	1,224,091
1.25%, 02/14/25	CZK 37,500	1,551,050
1.50%, 04/24/40	CZK 21,960	624,781
Schedule of Investments
121

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Czech Republic (continued)
1.75%, 06/23/32	CZK 31,000	$1,088,014
1.95%, 07/30/37	CZK 10,620	341,232
2.00%, 10/13/33	CZK 45,250	1,580,518
2.50%, 08/25/28(a)	CZK 40,930	1,620,385
2.75%, 07/23/29	CZK 36,700	1,448,644
4.20%, 12/04/36(a)	CZK 19,490	815,221
5.00%, 09/30/30	CZK 15,150	669,332
5.70%, 05/25/24(a)	CZK 11,440	485,288
		16,668,731
Denmark — 0.3%
Denmark Government Bond
0.00%, 11/15/24	DKK 6,400	899,541
0.00%, 11/15/31	DKK 16,682	1,980,919
0.25%, 11/15/52	DKK 9,395	701,929
0.50%, 11/15/27	DKK 20,594	2,735,732
0.50%, 11/15/29	DKK 15,600	2,000,386
1.75%, 11/15/25	DKK 18,670	2,620,356
2.25%, 11/15/33	DKK 8,783	1,221,068
4.50%, 11/15/39	DKK 20,012	3,490,367
7.00%, 11/10/24	DKK 2,000	291,134
Kommunekredit
0.00%, 11/17/29	EUR 300	271,358
0.00%, 05/04/34(a)	EUR 450	353,616
0.50%, 01/24/25(a)	EUR 300	313,001
0.63%, 05/11/26(a)	EUR 400	404,704
0.75%, 05/18/27(a)	EUR 120	119,271
0.88%, 11/03/36(a)	EUR 500	407,841
2.88%, 01/19/35(a)	EUR 300	311,647
3.13%, 11/24/38(a)	EUR 500	524,093
		18,646,963
Finland — 0.4%
Finland Government Bond
0.00%, 09/15/26(d)	EUR 1,718	1,707,382
0.00%, 09/15/30(d)	EUR 1,810	1,609,243
0.13%, 09/15/31(d)	EUR 1,527	1,330,821
0.13%, 04/15/36(d)	EUR 1,890	1,419,735
0.13%, 04/15/52(d)	EUR 872	422,880
0.25%, 09/15/40(d)	EUR 783	525,576
0.50%, 04/15/26(d)	EUR 1,445	1,466,584
0.50%, 09/15/27(d)	EUR 725	714,036
0.50%, 09/15/28(d)	EUR 869	837,248
0.50%, 09/15/29(d)	EUR 1,083	1,020,149
0.50%, 04/15/43(a)(d)	EUR 1,099	728,139
1.13%, 04/15/34(d)	EUR 896	801,798
1.38%, 04/15/47(d)	EUR 707	537,344
1.50%, 09/15/32(d)	EUR 3,090	2,942,559
2.63%, 07/04/42(d)	EUR 733	721,799
2.75%, 07/04/28(d)	EUR 1,754	1,861,917
2.75%, 04/15/38(d)	EUR 576	583,871
2.95%, 04/15/55(d)	EUR 525	534,912
3.00%, 09/15/33(d)	EUR 1,380	1,471,689
4.00%, 07/04/25(d)	EUR 1,351	1,452,538
Finnvera OYJ
0.38%, 04/09/29(a)	EUR 300	281,850
0.50%, 04/13/26(a)	EUR 200	202,082
0.75%, 08/07/28(a)	EUR 200	194,230
1.13%, 05/17/32(a)	EUR 100	92,630
Kuntarahoitus OYJ
1.13%, 06/19/25(a)	GBP 500	597,144
2.75%, 02/02/34(a)	EUR 500	515,931
Security	Par (000)	Value
Finland (continued)
3.13%, 07/29/30(a)	EUR 1,000	$1,071,649
		25,645,736
France — 6.4%
Action Logement Services
0.50%, 10/30/34(a)	EUR 200	158,614
0.75%, 07/19/41(a)	EUR 300	200,287
3.13%, 09/28/37(a)	EUR 200	201,425
4.13%, 10/03/38(a)	EUR 400	445,933
Agence Francaise de Developpement EPIC
0.00%, 03/25/25(a)	EUR 200	206,346
0.25%, 07/21/26(a)	EUR 700	696,638
0.25%, 06/29/29(a)	EUR 1,100	1,008,037
0.50%, 05/25/30(a)	EUR 400	363,345
1.00%, 01/31/28(a)	EUR 200	196,584
1.38%, 07/05/32(a)	EUR 1,200	1,106,509
1.50%, 10/31/34(a)	EUR 300	268,275
1.63%, 05/25/32(a)	EUR 500	471,704
3.00%, 01/17/34(a)	EUR 500	520,465
3.38%, 05/25/33(a)	EUR 1,000	1,072,239
4.13%, 07/22/27(a)	GBP 600	732,964
Agence France Locale
0.00%, 09/20/27(a)	EUR 300	285,919
0.20%, 03/20/29(a)	EUR 500	459,592
0.50%, 06/20/24(a)	EUR 100	106,174
3.13%, 03/20/34(a)	EUR 500	521,773
Bpifrance SACA
0.05%, 09/26/29(a)	EUR 300	271,406
0.13%, 11/25/28(a)	EUR 1,200	1,116,984
0.25%, 03/29/30(a)	EUR 200	180,457
0.63%, 05/25/26(a)	EUR 600	605,551
0.75%, 11/25/24(a)	EUR 100	104,846
0.88%, 09/26/28(a)	EUR 500	483,684
1.00%, 05/25/27(a)	EUR 1,000	997,705
1.88%, 05/25/30(a)	EUR 300	297,908
2.50%, 05/25/24(a)	EUR 100	106,605
3.00%, 09/10/26(a)	EUR 600	635,824
3.13%, 05/25/33(a)	EUR 100	106,164
3.50%, 09/27/27(a)	EUR 1,600	1,720,896
4.13%, 07/22/27(a)	GBP 400	489,085
Caisse d'Amortissement de la Dette Sociale
0.00%, 02/25/28(a)	EUR 2,000	1,899,152
0.00%, 05/25/29(a)	EUR 1,400	1,282,986
0.00%, 05/25/31(a)	EUR 1,000	863,537
0.13%, 09/15/31(a)	EUR 1,000	865,034
0.45%, 01/19/32(a)	EUR 1,100	965,669
0.60%, 11/25/29(a)	EUR 600	560,874
2.75%, 09/24/27(a)	EUR 2,000	2,108,745
2.75%, 02/25/29(a)	EUR 500	526,023
2.75%, 11/25/32(a)	EUR 1,700	1,769,975
2.88%, 05/25/27(a)	EUR 900	952,302
3.00%, 11/25/31(a)	EUR 700	744,088
3.13%, 03/01/30(a)	EUR 1,100	1,179,246
4.00%, 12/15/25(a)	EUR 840	902,888
Caisse des Depots et Consignations
3.13%, 05/25/33(a)	EUR 500	531,408
3.38%, 11/25/30(a)	EUR 500	541,409
4.00%, 01/17/29(a)	GBP 300	365,969
Caisse Francaise de Financement Local
0.00%, 05/07/25(a)	EUR 400	411,725
0.00%, 06/24/30(a)	EUR 500	439,222
0.00%, 03/18/31(a)	EUR 400	343,192
122
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
0.10%, 11/13/29(a)	EUR 400	$359,933
0.13%, 02/15/36(a)	EUR 200	148,504
0.38%, 05/11/24(a)	EUR 300	319,885
0.38%, 06/23/25(a)	EUR 200	205,876
0.38%, 01/20/32(a)	EUR 300	258,116
0.38%, 02/13/40(a)	EUR 100	68,744
0.50%, 01/19/26(a)	EUR 100	101,499
0.50%, 02/19/27(a)	EUR 800	788,867
0.63%, 04/13/26(a)	EUR 300	303,342
0.63%, 01/20/42(a)	EUR 500	343,045
0.75%, 01/11/27(a)	EUR 100	99,511
0.75%, 09/27/27(a)	EUR 200	196,112
1.13%, 12/01/31(a)	EUR 300	275,385
1.25%, 05/11/32(a)	EUR 200	183,490
1.45%, 01/16/34(a)	EUR 400	363,174
1.50%, 01/13/31(a)	EUR 1,000	958,686
1.50%, 06/28/38(a)	EUR 200	170,337
3.25%, 02/19/29(a)	EUR 200	213,388
French Republic Government Bond OAT
0.00%, 02/25/26(a)(d)	EUR 9,064	9,136,364
0.00%, 02/25/27(a)(d)	EUR 9,500	9,324,404
0.00%, 11/25/29(a)(d)	EUR 6,054	5,515,089
0.00%, 11/25/30(a)(d)	EUR 5,853	5,176,423
0.00%, 11/25/31(a)(d)	EUR 7,550	6,474,216
0.00%, 05/25/32(a)(d)	EUR 8,840	7,460,406
0.50%, 05/25/26(a)(d)	EUR 6,697	6,776,889
0.50%, 05/25/29(a)(d)	EUR 9,279	8,798,811
0.50%, 05/25/40(d)	EUR 7,312	5,100,455
0.50%, 06/25/44(a)(d)	EUR 4,701	2,944,024
0.50%, 05/25/72(d)	EUR 3,403	1,356,513
0.75%, 02/25/28(a)(d)	EUR 12,453	12,253,821
0.75%, 05/25/28(a)(d)	EUR 14,201	13,912,865
0.75%, 11/25/28(a)(d)	EUR 14,569	14,136,380
0.75%, 05/25/52(a)(d)	EUR 6,480	3,635,586
0.75%, 05/25/53(d)	EUR 5,978	3,278,505
1.00%, 11/25/25(a)(d)	EUR 7,370	7,596,581
1.00%, 05/25/27(a)(d)	EUR 12,371	12,444,737
1.25%, 05/25/34(a)(d)	EUR 12,757	11,491,073
1.25%, 05/25/36(d)	EUR 8,140	7,029,192
1.25%, 05/25/38(a)(d)	EUR 2,880	2,379,953
1.50%, 05/25/31(a)(d)	EUR 6,933	6,740,868
1.50%, 05/25/50(d)	EUR 6,630	4,760,996
1.75%, 06/25/39(d)	EUR 6,501	5,699,841
1.75%, 05/25/66(d)	EUR 2,645	1,842,075
2.00%, 11/25/32(a)(d)	EUR 8,350	8,254,940
2.00%, 05/25/48(d)	EUR 3,845	3,164,983
2.50%, 09/24/26(a)(d)	EUR 8,000	8,420,292
2.50%, 05/25/30(a)(d)	EUR 8,927	9,322,923
2.50%, 05/25/43(d)	EUR 3,693	3,449,983
2.75%, 10/25/27(a)(d)	EUR 11,925	3,103,572
2.75%, 02/25/29(a)(d)	EUR 14,080	14,915,053
3.00%, 05/25/33(a)(d)	EUR 6,500	6,927,301
3.00%, 06/25/49(a)(d)	EUR 1,520	1,513,628
3.00%, 05/25/54(a)(d)	EUR 5,440	5,296,431
3.25%, 05/25/45(a)(d)	EUR 5,660	5,917,818
3.25%, 05/25/55(d)	EUR 1,370	1,393,162
3.50%, 04/25/26(a)(d)	EUR 20,057	21,547,534
3.50%, 11/25/33(a)(d)	EUR 5,293	5,854,762
4.00%, 10/25/38(a)(d)	EUR 5,010	5,802,663
4.00%, 04/25/55(d)	EUR 3,094	3,630,138
4.00%, 04/25/60(a)(d)	EUR 4,689	5,555,199
Security	Par (000)	Value
France (continued)
4.50%, 04/25/41(a)(d)	EUR 5,762	$7,084,227
4.75%, 04/25/35(a)(d)	EUR 4,318	5,299,348
5.50%, 04/25/29(a)(d)	EUR 2,118	2,525,586
5.75%, 10/25/32(a)(d)	EUR 5,702	7,316,650
6.00%, 10/25/25(a)(d)	EUR 504	558,256
Gestion Securite de Stocks Securite SA
0.63%, 10/20/28(a)	EUR 400	380,065
3.38%, 06/29/30(a)	EUR 600	641,646
3.50%, 11/25/29(a)	EUR 500	538,296
Ile-de-France Mobilites, 3.40%, 05/25/43(a)	EUR 200	204,456
Ile-De-France Mobilites, 3.45%, 06/25/49(a)	EUR 500	514,000
Regie Autonome des Transports Parisiens EPIC, 1.88%, 05/25/32(a)	EUR 100	95,836
Region of Ile de France
0.00%, 04/20/28(a)	EUR 300	281,301
0.50%, 06/14/25(a)	EUR 200	205,798
2.90%, 04/30/31(a)	EUR 600	623,352
3.20%, 05/25/34(a)	EUR 500	526,243
SFIL SA
0.25%, 12/01/31(a)	EUR 300	256,584
1.50%, 03/05/32(a)	EUR 200	188,047
2.88%, 01/22/31(a)	EUR 500	522,848
3.25%, 11/25/30(a)	EUR 1,000	1,067,872
SNCF Reseau
2.63%, 12/29/25(a)	EUR 300	315,289
5.00%, 03/11/52(a)	GBP 200	237,607
Societe Des Grands Projets EPIC
0.00%, 11/25/30(a)	EUR 1,200	1,042,551
0.30%, 11/25/31(a)	EUR 900	774,309
0.70%, 10/15/60(a)	EUR 600	252,949
1.00%, 11/26/51(a)	EUR 400	231,105
1.00%, 02/18/70(a)	EUR 500	221,232
1.13%, 05/25/34(a)	EUR 700	606,323
1.63%, 04/08/42(a)	EUR 600	471,322
1.70%, 05/25/50(a)	EUR 700	499,216
3.70%, 05/25/53(a)	EUR 200	212,115
Societe Nationale SNCF SACA
0.63%, 04/17/30(a)	EUR 700	642,340
0.88%, 02/28/51(a)	EUR 300	156,334
1.00%, 05/25/40(a)	EUR 100	72,147
1.00%, 01/19/61(a)	EUR 500	221,605
Unedic Asseo
0.00%, 05/25/31(a)	EUR 1,200	1,037,705
0.10%, 11/25/26(a)	EUR 600	591,023
0.13%, 11/25/24	EUR 200	208,873
0.25%, 11/25/29(a)	EUR 1,400	1,284,350
0.25%, 07/16/35(a)	EUR 1,200	932,659
0.50%, 03/20/29(a)	EUR 500	472,451
0.63%, 03/03/26(a)	EUR 600	608,670
0.88%, 05/25/28(a)	EUR 100	97,785
1.25%, 10/21/27(a)	EUR 300	300,271
1.25%, 05/25/33(a)	EUR 400	366,118
1.50%, 04/20/32(a)	EUR 300	285,718
1.75%, 11/25/32(a)	EUR 500	482,315
UNEDIC ASSEO, 3.13%, 11/25/34(a)	EUR 1,000	1,066,400
Ville de Paris
1.25%, 01/12/32(a)	EUR 200	183,034
1.38%, 11/20/34(a)	EUR 100	87,092
		370,879,044
Schedule of Investments
123

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany — 5.3%
Bundesobligation
0.00%, 10/10/25(a)	EUR 4,302	$4,391,237
0.00%, 04/10/26(a)	EUR 2,904	2,926,158
0.00%, 10/09/26(a)	EUR 2,009	2,000,683
0.00%, 04/16/27(a)	EUR 9,125	8,978,860
1.30%, 10/15/27(a)	EUR 1,195	1,217,968
2.20%, 04/13/28(a)	EUR 2,440	2,558,264
2.40%, 10/19/28(a)	EUR 6,004	6,340,812
Series G, 0.00%, 10/10/25(a)	EUR 5,326	5,439,085
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR 14,645	14,636,855
0.00%, 11/15/27(a)	EUR 1,987	1,929,642
0.00%, 11/15/28(a)	EUR 1,536	1,459,126
0.00%, 08/15/29(a)	EUR 7,100	6,632,763
0.00%, 02/15/30(a)	EUR 5,150	4,755,452
0.00%, 08/15/30(a)	EUR 5,010	4,572,897
0.00%, 02/15/31(a)	EUR 3,180	2,867,077
0.00%, 08/15/31(a)	EUR 6,568	5,850,851
0.00%, 02/15/32(a)	EUR 4,910	4,315,901
0.00%, 05/15/35(a)	EUR 3,935	3,157,828
0.00%, 05/15/36(a)	EUR 4,460	3,475,589
0.00%, 08/15/50(a)	EUR 5,740	3,071,502
0.00%, 08/15/52(a)	EUR 6,591	3,354,649
0.25%, 02/15/27(a)	EUR 18,098	18,011,492
0.25%, 08/15/28(a)	EUR 3,268	3,158,393
0.25%, 02/15/29(a)	EUR 5,881	5,627,765
0.50%, 02/15/26(a)	EUR 7,283	7,430,047
0.50%, 02/15/28(a)	EUR 8,994	8,862,805
1.00%, 05/15/38(a)	EUR 4,392	3,761,801
1.25%, 08/15/48(a)	EUR 7,386	5,872,458
1.70%, 08/15/32(a)	EUR 4,679	4,686,624
1.80%, 08/15/53(a)	EUR 7,608	6,678,079
2.10%, 11/15/29(a)	EUR 4,120	4,287,608
2.20%, 02/15/34(a)	EUR 5,202	5,369,110
2.30%, 02/15/33(a)	EUR 9,790	10,248,020
2.40%, 11/15/30(a)	EUR 1,543	1,630,247
2.50%, 07/04/44(a)	EUR 5,867	6,029,143
2.50%, 08/15/46(a)	EUR 6,413	6,590,171
2.50%, 08/15/54(a)	EUR 490	502,705
2.60%, 08/15/33(a)	EUR 6,950	7,437,656
3.25%, 07/04/42(a)	EUR 3,467	3,965,545
4.00%, 01/04/37(a)	EUR 4,340	5,282,776
4.25%, 07/04/39(a)	EUR 4,010	5,083,979
4.75%, 07/04/28(a)	EUR 709	818,323
4.75%, 07/04/34(a)	EUR 3,813	4,844,111
4.75%, 07/04/40(a)	EUR 3,818	5,140,939
5.50%, 01/04/31(a)	EUR 1,905	2,392,905
5.63%, 01/04/28(a)	EUR 1,289	1,514,256
6.25%, 01/04/30(a)	EUR 946	1,201,702
6.50%, 07/04/27(a)	EUR 1,183	1,402,208
Series G, 0.00%, 08/15/30(a)	EUR 1,710	1,562,030
Series G, 0.00%, 08/15/31(a)	EUR 2,500	2,228,820
Series G, 0.00%, 08/15/50(a)	EUR 1,270	681,983
Bundesschatzanweisungen, 3.10%, 12/12/25(a)	EUR 8,030	8,558,468
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)	EUR 300	300,444
0.00%, 09/29/31	EUR 300	257,574
0.25%, 02/18/41(a)	EUR 200	131,541
0.40%, 11/23/51	EUR 200	102,971
0.50%, 04/27/26(a)	EUR 400	404,076
1.45%, 11/05/38(a)	EUR 100	85,352
Security	Par (000)	Value
Germany (continued)
2.88%, 04/30/32	EUR 1,000	$1,059,436
Free State of Bavaria, 0.00%, 05/07/27(a)	EUR 700	680,477
Free State of Saxony, 0.00%, 11/05/29(a)	EUR 200	181,566
Gemeinsame Deutsche Bundeslaender
0.00%, 10/08/27(a)	EUR 400	384,192
0.00%, 08/26/30(a)	EUR 500	443,475
0.63%, 10/25/27(a)	EUR 300	294,127
0.63%, 02/13/29(a)	EUR 300	286,355
1.25%, 05/04/29(a)	EUR 200	196,111
Land Baden-Wuerttemberg
0.00%, 07/09/32(a)	EUR 200	168,170
0.63%, 01/27/26(a)	EUR 200	203,653
0.80%, 04/05/28(a)	EUR 300	293,420
Land Berlin
0.00%, 05/18/27(a)	EUR 500	485,193
0.00%, 07/02/30(a)	EUR 300	266,758
0.05%, 08/06/40(a)	EUR 300	192,033
0.10%, 01/18/30(a)	EUR 300	271,854
0.10%, 01/18/41(a)	EUR 680	433,244
0.25%, 04/22/25(a)	EUR 300	310,196
0.63%, 03/20/26(a)	EUR 100	101,531
0.63%, 02/08/27(a)	EUR 350	348,250
0.63%, 02/05/29(a)	EUR 500	477,472
0.63%, 01/26/52(a)	EUR 200	111,862
0.75%, 04/03/34(a)	EUR 475	408,870
1.00%, 05/19/32(a)	EUR 300	274,877
1.25%, 06/01/28	EUR 300	297,924
1.38%, 06/05/37(a)	EUR 620	535,095
1.38%, 08/27/38(a)	EUR 100	84,794
1.63%, 06/03/24(a)	EUR 75	79,882
2.63%, 01/24/31	EUR 1,000	1,042,952
3.00%, 03/13/54(a)	EUR 700	713,563
Land Thueringen
0.20%, 10/26/26(a)	EUR 60	59,455
0.38%, 12/01/51(a)	EUR 150	76,283
0.50%, 03/02/27(a)	EUR 100	98,995
0.50%, 03/02/29	EUR 500	473,563
3.00%, 11/15/28(a)	EUR 1,340	1,427,557
State of Brandenburg
0.00%, 06/26/28(a)	EUR 500	470,760
0.25%, 10/19/26(a)	EUR 500	496,525
0.60%, 10/13/51(a)	EUR 200	111,328
1.13%, 07/04/33(a)	EUR 100	90,970
2.50%, 01/25/29	EUR 400	416,940
State of Bremen
0.00%, 10/06/28(a)	EUR 800	747,092
0.15%, 09/14/40(a)	EUR 300	194,669
0.55%, 02/04/50(a)	EUR 300	167,600
1.20%, 01/30/34(a)	EUR 200	180,519
State of Hesse
0.00%, 03/11/30(a)	EUR 400	359,572
0.25%, 06/10/25(a)	EUR 800	823,860
0.38%, 07/06/26(a)	EUR 725	727,155
0.63%, 08/02/28(a)	EUR 600	579,142
0.75%, 08/04/36(a)	EUR 200	161,969
0.88%, 12/10/24(a)	EUR 200	209,857
2.63%, 09/10/27	EUR 500	525,044
2.88%, 01/10/33	EUR 700	740,511
3.25%, 10/05/28	EUR 1,874	2,014,502
State of Lower Saxony
0.00%, 08/02/24(a)	EUR 280	296,026
124
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.00%, 09/15/25(a)	EUR 200	$203,821
0.00%, 07/10/26(a)	EUR 400	397,563
0.00%, 02/11/27(a)	EUR 400	390,840
0.00%, 11/25/27(a)	EUR 500	478,277
0.00%, 05/26/28(a)	EUR 680	641,220
0.00%, 08/13/30(a)	EUR 400	354,503
0.13%, 01/09/32(a)	EUR 700	600,842
0.25%, 04/15/36(a)	EUR 100	76,431
0.38%, 01/09/26(a)	EUR 400	406,176
0.38%, 05/14/29(a)	EUR 1,600	1,497,553
0.50%, 06/13/25(a)	EUR 150	154,945
0.50%, 06/08/26(a)	EUR 450	453,387
0.75%, 02/15/28(a)	EUR 820	802,370
2.63%, 03/15/29(a)	EUR 1,140	1,194,135
2.63%, 01/09/34	EUR 500	515,425
State of Mecklenburg-Western Pomerania, 2.55%, 01/12/32	EUR 470	487,051
State of North Rhine-Westphalia Germany
0.00%, 01/15/29(a)	EUR 600	555,869
0.00%, 10/12/35(a)	EUR 575	432,139
0.13%, 06/04/31(a)	EUR 725	633,997
0.20%, 03/31/27(a)	EUR 1,000	979,629
0.20%, 04/09/30(a)	EUR 1,150	1,044,152
0.20%, 01/27/51(a)	EUR 250	121,410
0.25%, 03/13/26(a)	EUR 970	978,034
0.38%, 09/02/50(a)	EUR 200	104,821
0.50%, 03/11/25(a)	EUR 300	311,888
0.50%, 04/16/26(a)	EUR 65	65,700
0.50%, 02/16/27(a)	EUR 700	693,498
0.50%, 01/15/52(a)	EUR 630	334,811
0.63%, 07/21/31(a)	EUR 460	416,051
0.75%, 08/16/41(a)	EUR 75	53,295
0.80%, 07/30/49(a)	EUR 630	387,987
0.90%, 11/15/28(a)	EUR 600	582,486
0.95%, 01/10/2121(a)	EUR 390	174,968
1.00%, 10/16/46(a)	EUR 420	287,234
1.10%, 03/13/34(a)	EUR 780	697,270
1.25%, 05/12/36(a)	EUR 650	565,057
1.38%, 01/15/2120(a)	EUR 435	232,713
1.45%, 02/16/43(a)	EUR 250	197,108
1.45%, 01/19/2122(a)	EUR 200	109,197
1.50%, 06/12/40(a)	EUR 550	459,407
1.55%, 06/16/48(a)	EUR 750	572,558
1.63%, 10/24/30(a)	EUR 320	314,520
1.65%, 02/22/38(a)	EUR 980	867,377
1.65%, 05/16/47(a)	EUR 470	370,793
1.75%, 10/26/57(a)	EUR 480	355,557
1.75%, 07/11/68(a)	EUR 400	283,430
1.95%, 09/26/78(a)	EUR 565	414,368
2.15%, 03/21/2119(a)	EUR 795	596,486
2.25%, 06/14/52(a)	EUR 200	172,626
2.90%, 01/15/53(a)	EUR 1,100	1,088,418
3.15%, 11/20/26(a)	EUR 1,280	1,363,148
State of Rhineland-Palatinate
0.00%, 01/21/31(a)	EUR 800	701,150
0.05%, 01/23/30(a)	EUR 425	384,003
0.38%, 01/26/27(a)	EUR 300	296,552
0.38%, 03/10/51(a)	EUR 200	103,703
0.75%, 01/19/26(a)	EUR 700	714,603
2.75%, 02/23/28	EUR 1,490	1,571,202
Security	Par (000)	Value
Germany (continued)
State of Saxony-Anhalt
0.00%, 04/01/25(a)	EUR 300	$309,962
0.00%, 03/10/31(a)	EUR 300	261,501
0.50%, 06/25/27(a)	EUR 450	442,061
0.75%, 01/29/29(a)	EUR 200	192,151
2.75%, 01/23/34	EUR 500	521,195
2.95%, 06/20/33(a)	EUR 250	265,771
3.15%, 02/06/54	EUR 490	515,379
State of Schleswig-Holstein Germany
0.05%, 07/08/31(a)	EUR 500	432,928
0.13%, 06/12/29(a)	EUR 550	507,029
0.20%, 08/15/39(a)	EUR 250	169,925
0.38%, 10/30/24(a)	EUR 300	314,947
0.38%, 02/08/27(a)	EUR 200	197,561
2.88%, 05/10/28(a)	EUR 400	423,427
3.00%, 08/16/33(a)	EUR 800	854,831
		302,806,974
Greece — 0.3%
Hellenic Republic Government Bond
3.38%, 06/15/34(d)	EUR 1,000	1,049,850
3.88%, 06/15/28(a)(d)	EUR 3,620	3,972,941
3.90%, 01/30/33(a)	EUR 5,000	5,520,575
4.20%, 01/30/42(a)	EUR 430	472,234
4.38%, 07/18/38(a)(d)	EUR 3,000	3,374,304
		14,389,904
Hong Kong — 0.0%
Hong Kong Government International Bond
3.38%, 06/07/27(a)	EUR 282	299,416
3.75%, 06/07/32(a)	EUR 200	215,929
		515,345
Hungary — 0.2%
Hungary Government Bond
2.25%, 04/20/33	HUF 378,920	705,814
2.25%, 06/22/34	HUF 150,000	269,147
2.50%, 10/24/24	HUF 404,520	1,078,936
2.75%, 12/22/26	HUF 331,550	809,328
3.00%, 10/27/27	HUF 371,660	885,138
3.00%, 08/21/30	HUF 150,000	324,332
3.00%, 10/27/38	HUF 40,000	69,678
3.00%, 04/25/41	HUF 200,000	330,274
3.25%, 10/22/31	HUF 255,650	542,896
4.75%, 11/24/32	HUF 324,240	749,793
5.50%, 06/24/25	HUF 266,930	714,017
6.75%, 10/22/28	HUF 260,890	698,901
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR 310	317,344
1.63%, 04/28/32(a)	EUR 623	537,710
4.00%, 07/25/29(a)	EUR 550	581,207
4.25%, 06/16/31(a)	EUR 400	424,550
5.38%, 09/12/33(a)	EUR 500	552,987
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(Call 04/16/29)(a)	EUR 550	614,624
		10,206,676
Indonesia — 0.8%
Indonesia Government International Bond
0.90%, 02/14/27	EUR 100	98,182
1.40%, 10/30/31	EUR 300	268,298
1.75%, 04/24/25	EUR 200	208,476
3.38%, 07/30/25(a)	EUR 400	423,102
3.75%, 06/14/28(a)	EUR 300	318,445
Schedule of Investments
125

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Indonesia Treasury Bond
5.13%, 04/15/27	IDR 39,000,000	$2,279,024
6.25%, 06/15/36	IDR 17,555,000	1,007,396
6.38%, 08/15/28	IDR 36,232,000	2,167,004
6.38%, 04/15/32	IDR 43,000,000	2,521,553
6.38%, 07/15/37	IDR 20,485,000	1,175,689
6.50%, 06/15/25	IDR 22,543,000	1,378,180
6.50%, 02/15/31	IDR 40,396,000	2,389,436
6.63%, 02/15/34	IDR 20,000,000	1,180,300
6.88%, 04/15/29	IDR 25,000,000	1,520,603
6.88%, 08/15/51	IDR 15,000,000	888,020
7.00%, 05/15/27	IDR 25,000,000	1,535,209
7.00%, 09/15/30	IDR 20,048,000	1,222,305
7.00%, 02/15/33	IDR 44,413,000	2,697,646
7.13%, 06/15/42	IDR 21,144,000	1,294,730
7.13%, 06/15/43	IDR 31,842,000	1,951,439
7.25%, 02/15/26	IDR 36,000,000	2,226,459
7.38%, 05/15/48	IDR 9,808,000	617,369
7.50%, 08/15/32	IDR 41,912,000	2,636,023
7.50%, 06/15/35	IDR 28,000,000	1,756,615
7.50%, 04/15/40	IDR 26,210,000	1,651,869
8.13%, 05/15/24	IDR 18,000,000	1,107,136
8.25%, 05/15/29	IDR 58,031,000	3,728,426
8.25%, 05/15/36	IDR 18,000,000	1,198,695
8.38%, 09/15/26	IDR 9,000,000	569,242
8.38%, 03/15/34	IDR 38,000,000	2,537,602
8.38%, 04/15/39	IDR 19,760,000	1,339,846
8.75%, 02/15/44	IDR 12,320,000	884,597
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR 7,600,000	529,048
		47,307,964
Ireland — 0.4%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR 2,955	2,562,441
0.20%, 05/15/27(a)	EUR 2,254	2,219,075
0.20%, 10/18/30(a)	EUR 1,387	1,254,746
0.35%, 10/18/32(a)	EUR 1,021	887,658
0.40%, 05/15/35(a)	EUR 1,105	896,694
0.55%, 04/22/41(a)	EUR 898	635,935
0.90%, 05/15/28(a)	EUR 681	674,468
1.00%, 05/15/26(a)	EUR 2,978	3,051,130
1.10%, 05/15/29(a)	EUR 2,263	2,222,630
1.30%, 05/15/33(a)	EUR 565	528,187
1.35%, 03/18/31(a)	EUR 694	674,232
1.50%, 05/15/50(a)	EUR 1,642	1,240,936
1.70%, 05/15/37(a)	EUR 667	608,614
2.00%, 02/18/45(a)	EUR 2,213	1,956,169
2.40%, 05/15/30(a)	EUR 1,290	1,345,236
3.00%, 10/18/43(a)	EUR 500	523,589
		21,281,740
Israel — 0.2%
Israel Government Bond - Fixed
0.50%, 04/30/25	ILS 5,000	1,288,512
0.50%, 02/27/26	ILS 2,650	661,222
1.00%, 03/31/30	ILS 4,790	1,049,533
1.30%, 04/30/32	ILS 6,733	1,402,837
1.50%, 05/31/37	ILS 6,860	1,236,952
1.75%, 08/31/25	ILS 3,049	788,220
2.00%, 03/31/27	ILS 1,550	388,089
2.25%, 09/28/28	ILS 4,628	1,129,129
Security	Par (000)	Value
Israel (continued)
2.80%, 11/29/52	ILS 2,890	$498,313
3.75%, 02/28/29	ILS 5,568	1,443,974
3.75%, 03/31/47	ILS 4,775	1,038,342
5.50%, 01/31/42	ILS 2,210	620,577
6.25%, 10/30/26	ILS 650	181,385
Israel Government International Bond
0.63%, 01/18/32(a)	EUR 600	487,444
1.50%, 01/18/27(a)	EUR 100	98,373
1.50%, 01/16/29(a)	EUR 500	470,550
2.50%, 01/16/49(a)	EUR 200	159,994
5.00%, 10/30/26(a)	EUR 100	108,351
		13,051,797
Italy — 5.2%
Cassa Depositi e Prestiti SpA
1.00%, 09/21/28(a)	EUR 300	284,325
1.00%, 02/11/30(a)	EUR 100	91,179
2.13%, 03/21/26(a)	EUR 100	103,573
4.75%, 10/18/30(a)	EUR 600	667,310
Italy Buoni Poliennali Del Tesoro
0.00%, 04/01/26(a)	EUR 3,970	3,970,627
0.00%, 08/01/26(a)	EUR 970	959,677
0.25%, 03/15/28(a)	EUR 3,825	3,626,081
0.45%, 02/15/29(a)	EUR 2,138	1,987,179
0.50%, 02/01/26(a)	EUR 6,475	6,568,021
0.50%, 07/15/28(a)	EUR 5,447	5,166,697
0.60%, 08/01/31(d)	EUR 5,553	4,806,659
0.85%, 01/15/27(a)	EUR 4,345	4,338,023
0.90%, 04/01/31(a)	EUR 4,740	4,238,679
0.95%, 09/15/27(a)	EUR 4,860	4,794,408
0.95%, 08/01/30(a)	EUR 4,218	3,857,351
0.95%, 12/01/31(d)	EUR 6,084	5,356,051
0.95%, 06/01/32(a)	EUR 6,810	5,907,539
0.95%, 03/01/37(d)	EUR 2,128	1,583,083
1.10%, 04/01/27(a)	EUR 2,181	2,182,079
1.20%, 08/15/25(a)	EUR 6,077	6,296,930
1.25%, 12/01/26(a)	EUR 2,437	2,466,726
1.35%, 04/01/30(a)	EUR 4,675	4,424,177
1.45%, 03/01/36(d)	EUR 4,700	3,838,401
1.50%, 06/01/25(a)	EUR 649	677,832
1.50%, 04/30/45(d)	EUR 1,700	1,144,768
1.60%, 06/01/26(a)	EUR 2,820	2,901,796
1.65%, 12/01/30(d)	EUR 2,045	1,939,951
1.65%, 03/01/32(d)	EUR 4,013	3,709,775
1.70%, 09/01/51(d)	EUR 3,850	2,489,630
1.80%, 03/01/41(a)(d)	EUR 4,020	3,069,082
1.85%, 07/01/25(d)	EUR 2,111	2,210,538
2.00%, 12/01/25(a)	EUR 4,649	4,853,236
2.00%, 02/01/28(a)	EUR 3,407	3,463,874
2.05%, 08/01/27(a)	EUR 4,559	4,672,330
2.15%, 09/01/52(d)	EUR 2,692	1,897,546
2.15%, 03/01/72(d)	EUR 320	209,439
2.15%, 03/01/72(a)(d)	EUR 1,586	1,038,030
2.20%, 06/01/27(a)	EUR 1,145	1,181,143
2.25%, 09/01/36(d)	EUR 3,180	2,827,988
2.45%, 09/01/33(d)	EUR 3,972	3,809,009
2.45%, 09/01/50(d)	EUR 2,773	2,130,347
2.50%, 11/15/25(a)	EUR 9,056	9,533,664
2.50%, 12/01/32(a)	EUR 3,610	3,517,313
2.65%, 12/01/27(a)	EUR 11,900	12,399,785
2.70%, 03/01/47(d)	EUR 3,824	3,183,982
2.80%, 12/01/28(a)	EUR 5,421	5,647,002
126
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
2.80%, 06/15/29(a)	EUR 3,413	$3,534,542
2.80%, 03/01/67(d)	EUR 1,262	983,032
2.95%, 09/01/38(d)	EUR 2,646	2,480,049
3.00%, 08/01/29(a)	EUR 5,468	5,716,807
3.10%, 03/01/40(d)	EUR 1,704	1,598,843
3.25%, 03/01/38(d)	EUR 1,849	1,799,157
3.25%, 09/01/46(d)	EUR 4,199	3,851,380
3.35%, 03/01/35(d)	EUR 3,349	3,399,952
3.40%, 04/01/28(a)	EUR 3,780	4,036,692
3.45%, 03/01/48(d)	EUR 2,651	2,497,513
3.50%, 01/15/26(a)	EUR 5,790	6,181,623
3.50%, 03/01/30(d)	EUR 4,350	4,651,769
3.60%, 09/29/25(a)	EUR 7,480	7,989,669
3.80%, 08/01/28(a)	EUR 2,219	2,405,284
3.85%, 09/15/26(a)	EUR 3,890	4,192,399
3.85%, 12/15/29(a)	EUR 6,123	6,654,816
3.85%, 09/01/49(d)	EUR 2,987	2,979,218
4.00%, 10/30/31(a)(d)	EUR 4,400	4,818,586
4.00%, 04/30/35(d)	EUR 4,010	4,327,411
4.00%, 02/01/37(d)	EUR 3,277	3,512,407
4.10%, 02/01/29(a)	EUR 5,816	6,391,855
4.15%, 10/01/39(d)	EUR 4,160	4,423,530
4.20%, 03/01/34(a)	EUR 5,160	5,667,373
4.35%, 11/01/33(a)	EUR 1,560	1,736,325
4.40%, 05/01/33(a)	EUR 4,972	5,569,122
4.45%, 09/01/43(d)	EUR 2,260	2,466,057
4.50%, 03/01/26(d)	EUR 1,541	1,674,968
4.50%, 10/01/53(a)(d)	EUR 1,426	1,560,682
4.75%, 09/01/28(d)	EUR 3,351	3,770,006
4.75%, 09/01/44(d)	EUR 3,227	3,672,704
5.00%, 08/01/34(d)	EUR 5,674	6,639,510
5.00%, 08/01/39(d)	EUR 5,406	6,311,692
5.00%, 09/01/40(d)	EUR 3,427	4,001,216
5.25%, 11/01/29(a)	EUR 576	670,891
5.75%, 02/01/33(a)	EUR 4,535	5,557,614
6.00%, 05/01/31(a)	EUR 2,905	3,569,868
6.50%, 11/01/27(a)	EUR 2,429	2,859,494
Republic of Italy Government International Bond, 5.20%, 07/31/34	EUR 862	988,007
		301,164,898
Japan — 10.5%
Development Bank of Japan Inc., 0.88%, 10/10/25(a)	EUR 700	718,208
Japan Government Five Year Bond
0.00%, 03/20/26	JPY 267,600	1,688,855
0.00%, 06/20/26	JPY 1,775,000	11,187,890
0.00%, 09/20/26	JPY 641,400	4,039,468
0.00%, 03/20/27	JPY 300,000	1,885,892
0.00%, 06/20/27	JPY 684,450	4,296,911
0.10%, 06/20/25	JPY 865,200	5,486,456
0.10%, 09/20/25	JPY 521,650	3,305,171
0.10%, 12/20/25	JPY 2,689,200	17,018,834
0.10%, 03/20/27	JPY 600,000	3,781,586
0.10%, 09/20/27	JPY 1,132,600	7,123,986
0.10%, 03/20/28	JPY 510,600	3,203,559
0.10%, 06/20/28	JPY 540,000	3,383,095
0.20%, 12/20/27	JPY 1,356,300	8,554,962
0.20%, 03/20/28	JPY 900,000	5,669,653
0.20%, 12/20/28	JPY 720,000	4,513,800
0.30%, 12/20/27	JPY 455,350	2,882,244
0.30%, 09/20/28	JPY 750,000	4,731,001
Security	Par (000)	Value
Japan (continued)
0.30%, 12/20/28	JPY 537,950	$3,387,805
0.40%, 03/20/29	JPY 1,500,000	9,478,299
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY 464,850	1,876,027
0.50%, 03/20/59	JPY 192,750	770,921
0.50%, 03/20/60	JPY 559,950	2,204,882
0.70%, 03/20/61	JPY 533,800	2,243,289
0.80%, 03/20/58	JPY 215,600	976,312
0.90%, 03/20/57	JPY 364,550	1,729,513
1.00%, 03/20/62	JPY 415,750	1,926,477
1.30%, 03/20/63	JPY 238,300	1,209,176
1.40%, 03/20/55	JPY 175,150	975,873
1.70%, 03/20/54	JPY 72,150	435,432
1.90%, 03/20/53	JPY 131,800	833,281
2.00%, 03/20/52	JPY 84,500	548,932
2.20%, 03/20/49	JPY 77,000	526,480
2.20%, 03/20/50	JPY 65,950	449,120
2.20%, 03/20/51	JPY 295,250	2,002,469
Japan Government Ten Year Bond
0.10%, 03/20/26	JPY 393,650	2,489,124
0.10%, 06/20/26	JPY 1,640,700	830,789
0.10%, 09/20/26	JPY 716,100	4,520,102
0.10%, 12/20/26	JPY 883,650	5,573,670
0.10%, 03/20/27	JPY 505,000	3,182,857
0.10%, 06/20/27	JPY 990,700	6,239,064
0.10%, 09/20/27	JPY 1,108,500	6,973,162
0.10%, 12/20/27	JPY 817,750	5,138,616
0.10%, 03/20/28	JPY 976,150	6,125,546
0.10%, 06/20/28	JPY 2,171,250	13,604,096
0.10%, 09/20/28	JPY 1,565,250	9,787,913
0.10%, 12/20/28	JPY 1,086,750	6,782,904
0.10%, 03/20/29	JPY 470,000	2,927,689
0.10%, 06/20/29	JPY 351,000	2,183,998
0.10%, 09/20/29	JPY 397,400	2,469,181
0.10%, 12/20/29	JPY 488,300	3,029,097
0.10%, 03/20/30	JPY 1,188,150	7,353,950
0.10%, 06/20/30	JPY 723,650	4,469,654
0.10%, 09/20/30	JPY 598,300	3,686,448
0.10%, 12/20/30	JPY 278,150	1,709,735
0.10%, 03/20/31	JPY 1,284,750	7,876,086
0.10%, 06/20/31	JPY 989,350	6,044,726
0.10%, 09/20/31	JPY 1,287,500	7,840,847
0.10%, 12/20/31	JPY 1,465,000	8,888,852
0.20%, 03/20/32	JPY 588,750	3,592,100
0.20%, 06/20/32	JPY 926,500	5,635,587
0.20%, 09/20/32	JPY 1,140,700	6,917,413
0.30%, 12/20/25	JPY 546,700	3,471,168
0.40%, 06/20/25	JPY 662,000	4,211,777
0.40%, 09/20/25	JPY 676,550	4,304,990
0.40%, 06/20/33	JPY 1,381,250	8,450,643
0.50%, 12/20/32	JPY 1,241,300	7,700,279
0.50%, 03/20/33	JPY 1,426,550	8,827,954
0.80%, 09/20/33	JPY 1,652,550	10,456,671
0.80%, 03/20/34	JPY 1,000,000	6,298,513
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY 154,800	724,990
0.40%, 06/20/49	JPY 163,650	742,068
0.40%, 09/20/49	JPY 193,500	873,650
0.40%, 12/20/49	JPY 131,750	591,777
0.40%, 03/20/50	JPY 156,300	698,639
0.50%, 09/20/46	JPY 184,350	902,913
Schedule of Investments
127

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.60%, 12/20/46	JPY 122,000	$608,220
0.60%, 06/20/50	JPY 175,100	824,232
0.60%, 09/20/50	JPY 701,800	3,275,926
0.70%, 06/20/48	JPY 308,100	1,538,969
0.70%, 12/20/48	JPY 196,900	976,345
0.70%, 12/20/50	JPY 281,700	1,351,345
0.70%, 03/20/51	JPY 775,600	3,694,831
0.70%, 06/20/51	JPY 231,500	1,103,443
0.70%, 09/20/51	JPY 450,250	2,137,967
0.70%, 12/20/51	JPY 247,700	1,172,111
0.80%, 03/20/46	JPY 881,250	4,658,775
0.80%, 03/20/47	JPY 678,650	3,536,110
0.80%, 06/20/47	JPY 647,000	3,361,457
0.80%, 09/20/47	JPY 160,550	831,476
0.80%, 12/20/47	JPY 175,150	904,000
0.80%, 03/20/48	JPY 222,250	1,143,012
0.90%, 09/20/48	JPY 206,800	1,080,148
1.00%, 03/20/52	JPY 281,750	1,444,207
1.20%, 06/20/53	JPY 240,000	1,287,116
1.30%, 06/20/52	JPY 150,350	831,794
1.40%, 09/20/45	JPY 148,850	893,069
1.40%, 12/20/45	JPY 216,800	1,298,407
1.40%, 09/20/52	JPY 269,900	1,527,431
1.40%, 03/20/53	JPY 116,550	658,190
1.50%, 12/20/44	JPY 217,150	1,335,446
1.50%, 03/20/45	JPY 192,600	1,182,292
1.60%, 06/20/45	JPY 281,000	1,753,038
1.60%, 12/20/52	JPY 432,300	2,564,593
1.60%, 12/20/53	JPY 200,000	1,179,955
1.70%, 06/20/44	JPY 88,500	565,413
1.70%, 09/20/44	JPY 206,850	1,319,729
1.80%, 03/20/43	JPY 99,600	654,211
1.80%, 09/20/43	JPY 189,800	1,239,935
1.80%, 09/20/53	JPY 235,600	1,458,710
1.80%, 03/20/54	JPY 500,000	3,087,373
1.90%, 09/20/42	JPY 519,350	3,474,803
1.90%, 06/20/43	JPY 236,950	1,573,628
2.00%, 09/20/40	JPY 242,600	1,665,851
2.00%, 09/20/41	JPY 488,000	3,330,594
2.00%, 03/20/42	JPY 196,400	1,336,674
2.20%, 09/20/39	JPY 102,000	722,103
2.20%, 03/20/41	JPY 446,300	3,138,162
2.30%, 03/20/35	JPY 34,550	249,061
2.30%, 06/20/35	JPY 53,250	383,985
2.30%, 12/20/35	JPY 155,000	1,119,437
2.30%, 03/20/39	JPY 191,700	1,377,258
2.30%, 03/20/40	JPY 695,000	4,971,787
2.40%, 09/20/38	JPY 100,500	731,556
2.50%, 06/20/34	JPY 20,150	147,574
2.50%, 09/20/37	JPY 49,000	361,296
2.50%, 03/20/38	JPY 25,700	189,402
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY 261,200	1,492,311
0.30%, 06/20/39	JPY 95,550	520,073
0.30%, 09/20/39	JPY 167,650	907,885
0.30%, 12/20/39	JPY 469,850	2,529,307
0.40%, 03/20/36	JPY 259,350	1,525,611
0.40%, 03/20/39	JPY 151,000	839,319
0.40%, 03/20/40	JPY 424,600	2,312,995
0.40%, 06/20/40	JPY 630,650	3,415,624
0.40%, 09/20/40	JPY 224,350	1,208,834
Security	Par (000)	Value
Japan (continued)
0.40%, 06/20/41	JPY 966,000	$5,123,924
0.50%, 09/20/36	JPY 751,750	4,438,115
0.50%, 03/20/38	JPY 388,300	2,234,456
0.50%, 06/20/38	JPY 655,500	3,754,875
0.50%, 12/20/40	JPY 325,300	1,773,008
0.50%, 03/20/41	JPY 1,108,200	6,012,889
0.50%, 09/20/41	JPY 352,700	1,895,622
0.50%, 12/20/41	JPY 614,100	3,284,526
0.60%, 12/20/36	JPY 260,850	1,553,954
0.60%, 06/20/37	JPY 705,900	4,171,646
0.60%, 09/20/37	JPY 345,700	2,034,431
0.60%, 12/20/37	JPY 273,300	1,602,343
0.70%, 03/20/37	JPY 249,450	1,499,352
0.70%, 09/20/38	JPY 300,000	1,759,602
0.80%, 03/20/42	JPY 509,950	2,866,051
0.90%, 06/20/42	JPY 695,700	3,965,818
1.00%, 12/20/35	JPY 673,650	4,259,601
1.10%, 09/20/42	JPY 249,350	1,467,336
1.10%, 03/20/43	JPY 435,000	2,541,812
1.10%, 06/20/43	JPY 239,950	1,397,201
1.20%, 12/20/34	JPY 360,350	2,342,634
1.20%, 03/20/35	JPY 316,450	2,054,477
1.20%, 09/20/35	JPY 552,400	3,575,865
1.30%, 06/20/35	JPY 190,450	1,246,376
1.40%, 09/20/34	JPY 611,200	4,054,907
1.40%, 12/20/42	JPY 993,850	6,134,155
1.50%, 03/20/34	JPY 286,800	1,926,515
1.50%, 06/20/34	JPY 759,500	5,097,110
1.50%, 09/20/43	JPY 87,550	544,688
1.60%, 06/20/30	JPY 29,550	199,462
1.60%, 03/20/32	JPY 107,500	728,918
1.60%, 06/20/32	JPY 1,000,000	6,782,827
1.60%, 03/20/33	JPY 97,000	658,618
1.60%, 12/20/33	JPY 305,350	2,070,430
1.70%, 12/20/31	JPY 121,950	832,207
1.70%, 03/20/32	JPY 107,800	736,117
1.70%, 06/20/32	JPY 93,500	638,760
1.70%, 12/20/32	JPY 103,000	704,563
1.70%, 06/20/33	JPY 490,050	3,352,951
1.70%, 09/20/33	JPY 1,262,050	8,635,820
1.80%, 09/20/31	JPY 535,100	3,673,324
1.80%, 12/20/31	JPY 390,000	2,679,150
1.80%, 03/20/32	JPY 600,000	4,126,800
1.80%, 12/20/32	JPY 490,100	3,378,368
1.90%, 03/20/29	JPY 413,250	2,800,557
1.90%, 09/20/30	JPY 183,850	1,264,463
1.90%, 06/20/31	JPY 330,000	2,278,887
2.00%, 03/20/27	JPY 203,900	1,355,835
2.00%, 06/20/30	JPY 60,800	419,624
2.10%, 09/20/25	JPY 529,850	3,450,147
2.10%, 03/20/29	JPY 517,700	3,540,319
2.10%, 06/20/29	JPY 144,350	991,021
2.10%, 09/20/29	JPY 460,300	3,170,798
2.10%, 03/20/30	JPY 162,500	1,124,686
2.10%, 12/20/30	JPY 205,000	1,429,005
2.20%, 03/20/26	JPY 219,350	1,441,905
2.20%, 03/20/28	JPY 180,150	1,222,886
2.20%, 03/20/30	JPY 355,000	2,470,713
2.30%, 06/20/27	JPY 330,550	2,225,142
Japan Government Two Year Bond
0.00%, 04/01/25	JPY 400,200	2,535,510
128
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.00%, 05/01/25	JPY 311,050	$1,970,414
0.00%, 06/01/25	JPY 307,400	1,947,171
0.00%, 07/01/25	JPY 611,100	3,870,374
0.00%, 08/01/25	JPY 300,000	1,899,313
0.00%, 09/01/25	JPY 960,250	6,076,790
0.00%, 10/01/25	JPY 678,750	4,293,592
0.10%, 11/01/25	JPY 710,300	4,497,616
		605,267,875
Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR 200	198,466
1.50%, 09/30/34(a)	EUR 100	87,148
		285,614
Latvia — 0.0%
Latvia Government International Bond
0.00%, 01/24/29(a)	EUR 1,500	1,382,917
1.38%, 09/23/25(a)	EUR 100	103,543
1.88%, 02/19/49(a)	EUR 340	253,729
		1,740,189
Lithuania — 0.0%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR 730	666,062
0.95%, 05/26/27(a)	EUR 220	218,160
1.63%, 06/19/49(a)	EUR 370	260,901
2.13%, 10/22/35(a)	EUR 428	393,400
		1,538,523
Luxembourg — 0.1%
European Financial Stability Facility, 2.88%, 02/13/34(a)	EUR 1,000	1,050,323
State of the Grand-Duchy of Luxembourg
0.00%, 03/24/31(a)	EUR 1,107	965,231
0.00%, 09/14/32(a)	EUR 685	572,222
0.63%, 02/01/27(a)	EUR 465	462,712
2.25%, 03/19/28(a)	EUR 190	196,835
3.00%, 03/02/33(a)	EUR 533	568,686
		3,816,009
Malaysia — 0.7%
Malaysia Government Bond
3.58%, 07/15/32	MYR 5,000	1,018,701
3.73%, 06/15/28	MYR 8,000	1,673,248
3.76%, 05/22/40	MYR 11,200	2,244,202
3.83%, 07/05/34	MYR 9,380	1,940,759
3.84%, 04/15/33	MYR 3,000	621,964
3.89%, 08/15/29	MYR 3,000	631,551
3.90%, 11/30/26	MYR 1,900	401,497
3.90%, 11/16/27	MYR 7,400	1,563,298
3.91%, 07/15/26	MYR 3,700	780,933
3.96%, 09/15/25	MYR 15,620	3,294,774
4.05%, 04/18/39	MYR 8,000	1,676,890
4.07%, 06/15/50	MYR 4,000	808,802
4.23%, 06/30/31	MYR 6,710	1,433,074
4.25%, 05/31/35	MYR 800	170,979
4.46%, 03/31/53	MYR 4,000	860,380
4.50%, 04/15/30	MYR 850	183,853
4.64%, 11/07/33	MYR 2,660	586,582
4.70%, 10/15/42	MYR 6,840	1,518,012
4.74%, 03/15/46	MYR 2,170	484,721
4.76%, 04/07/37	MYR 8,495	1,900,820
4.89%, 06/08/38	MYR 4,240	961,482
4.92%, 07/06/48	MYR 4,790	1,096,565
Security	Par (000)	Value
Malaysia (continued)
4.94%, 09/30/43	MYR 450	$103,186
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR 4,790	995,950
3.47%, 10/15/30	MYR 4,000	818,379
3.99%, 10/15/25	MYR 150	31,669
4.07%, 09/30/26	MYR 5,000	1,059,091
4.12%, 11/30/34	MYR 5,300	1,121,495
4.13%, 07/09/29	MYR 11,091	2,359,960
4.19%, 10/07/32	MYR 15,740	3,352,093
4.29%, 08/14/43	MYR 3,110	658,334
4.37%, 10/31/28	MYR 7,080	1,518,748
4.47%, 09/15/39	MYR 2,930	641,368
4.58%, 08/30/33	MYR 1,600	350,788
4.64%, 11/15/49	MYR 3,300	728,308
5.36%, 05/15/52	MYR 2,000	492,330
		40,084,786
Mexico — 0.7%
Mexican Bonos
5.50%, 03/04/27	MXN 603	3,108,106
7.50%, 05/26/33	MXN 380	3,734,126
8.50%, 03/01/29	MXN 500	2,739,056
Series M, 5.75%, 03/05/26	MXN 776	4,156,845
Series M, 7.75%, 05/29/31	MXN 720	3,723,382
Series M, 7.75%, 11/13/42	MXN 926	4,366,391
Series M, 8.00%, 11/07/47	MXN 517	2,471,617
Series M 20, 7.50%, 06/03/27	MXN 392	2,122,024
Series M 20, 8.50%, 05/31/29	MXN 641	3,515,165
Series M 30, 8.50%, 11/18/38	MXN 392	2,029,164
Series M 30, 10.00%, 11/20/36	MXN 220	1,290,414
Mexico Bonos, 8.00%, 05/24/35	MXN 280	1,418,359
Mexico Government International Bond
1.13%, 01/17/30 (Call 10/17/29)	EUR 300	272,415
1.35%, 09/18/27 (Call 06/18/27)	EUR 300	296,657
1.45%, 10/25/33 (Call 07/25/33)	EUR 600	493,118
1.75%, 04/17/28	EUR 500	494,261
2.13%, 10/25/51 (Call 04/25/51)	EUR 400	245,873
2.25%, 08/12/36 (Call 05/12/36)	EUR 200	164,782
2.38%, 02/11/30 (Call 11/11/29)	EUR 200	194,290
2.88%, 04/08/39	EUR 300	251,561
3.00%, 03/06/45	EUR 200	159,112
4.49%, 05/25/32 (Call 02/25/32)	EUR 693	736,824
5.63%, 03/19/2114	GBP 100	95,986
		38,079,528
Netherlands — 1.2%
BNG Bank NV
2.75%, 01/11/34(a)	EUR 290	299,760
3.25%, 08/29/33(a)	EUR 1,000	1,078,771
Nederlandse Waterschapsbank NV
0.00%, 11/16/26(a)	EUR 200	197,031
0.00%, 02/16/37(a)	EUR 500	353,629
0.25%, 12/15/25(a)	GBP 300	346,800
0.38%, 09/28/46(a)	EUR 300	171,633
0.75%, 10/04/41(a)	EUR 400	277,609
1.50%, 04/27/38(a)	EUR 280	240,204
2.63%, 01/10/34(a)	EUR 1,000	1,022,622
Netherlands Government Bond
0.00%, 01/15/26(d)	EUR 2,594	2,627,555
0.00%, 01/15/27(d)	EUR 5,510	5,443,267
0.00%, 01/15/29(d)	EUR 3,215	3,014,563
0.00%, 07/15/30(d)	EUR 5,546	5,002,526
Schedule of Investments
129

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
0.00%, 07/15/31(d)	EUR 2,484	$2,180,346
0.00%, 01/15/38(d)	EUR 623	445,887
0.00%, 01/15/52(d)	EUR 3,571	1,776,539
0.25%, 07/15/25(d)	EUR 2,000	2,058,275
0.50%, 07/15/26(d)	EUR 4,479	4,527,957
0.50%, 07/15/32(a)(d)	EUR 2,690	2,393,486
0.50%, 01/15/40(d)	EUR 3,379	2,514,996
0.75%, 07/15/27(d)	EUR 3,024	3,023,058
0.75%, 07/15/28(d)	EUR 3,392	3,331,159
2.00%, 01/15/54(d)	EUR 2,560	2,260,121
2.50%, 01/15/30(d)	EUR 2,770	2,912,814
2.50%, 01/15/33(d)	EUR 4,008	4,181,860
2.50%, 07/15/33(d)	EUR 739	768,159
2.50%, 07/15/34(d)	EUR 2,930	3,026,137
2.75%, 01/15/47(d)	EUR 3,550	3,701,950
3.25%, 01/15/44(a)(d)	EUR 1,330	1,485,264
3.75%, 01/15/42(d)	EUR 4,566	5,408,007
4.00%, 01/15/37(d)	EUR 1,979	2,348,870
5.50%, 01/15/28(d)	EUR 500	582,711
		69,003,566
New Zealand — 0.3%
Auckland Council, 0.25%, 11/17/31(a)	EUR 400	341,734
Housing New Zealand Ltd., 3.42%, 10/18/28(a)	NZD 500	274,525
New Zealand Government Bond
0.25%, 05/15/28	NZD 2,125	1,047,893
0.50%, 05/15/26	NZD 1,425	768,582
1.50%, 05/15/31	NZD 1,862	883,399
1.75%, 05/15/41	NZD 1,530	554,922
2.00%, 05/15/32	NZD 3,279	1,570,388
2.75%, 04/15/37(a)	NZD 2,530	1,167,011
2.75%, 05/15/51	NZD 750	287,674
3.00%, 04/20/29	NZD 3,532	1,923,902
3.50%, 04/14/33(a)	NZD 1,699	902,717
4.25%, 05/15/34	NZD 1,000	558,919
4.50%, 04/15/27(a)	NZD 5,557	3,249,166
4.50%, 05/15/35	NZD 2,400	1,359,710
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD 200	109,577
1.50%, 04/20/29(a)	NZD 2,345	1,162,161
2.25%, 05/15/31(a)	NZD 1,000	483,949
3.50%, 04/14/33	NZD 200	101,763
4.50%, 05/15/30(a)	NZD 600	340,544
		17,088,536
Norway — 0.2%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR 300	271,981
0.60%, 06/01/26	AUD 286	170,212
4.25%, 07/16/25	AUD 150	96,661
4.40%, 02/17/26	AUD 200	128,810
Norway Government Bond
1.25%, 09/17/31(d)	NOK 14,929	1,124,221
1.38%, 08/19/30(d)	NOK 17,688	1,377,941
1.50%, 02/19/26(d)	NOK 9,892	852,169
1.75%, 03/13/25(d)	NOK 5,300	466,515
1.75%, 02/17/27(d)	NOK 5,794	492,244
1.75%, 09/06/29(d)	NOK 7,378	598,647
2.00%, 04/26/28(d)	NOK 8,820	740,734
2.13%, 05/18/32(d)	NOK 11,285	896,452
3.00%, 08/15/33(d)	NOK 11,500	967,715
Security	Par (000)	Value
Norway (continued)
3.50%, 10/06/42(a)(d)	NOK 2,550	$225,845
3.63%, 04/13/34(d)	NOK 5,000	442,958
		8,853,105
Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN 4	803,155
5.40%, 08/12/34	PEN 4	903,819
5.94%, 02/12/29	PEN 5	1,245,551
6.15%, 08/12/32	PEN 4	1,077,149
6.35%, 08/12/28	PEN 3	775,846
7.30%, 08/12/33(a)(d)	PEN 5	1,455,325
Peruvian Government International Bond
1.95%, 11/17/36 (Call 08/17/36)	EUR 200	160,902
2.75%, 01/30/26	EUR 100	104,135
3.75%, 03/01/30	EUR 200	209,260
		6,735,142
Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR 100	92,313
0.88%, 05/17/27	EUR 200	194,849
1.20%, 04/28/33	EUR 100	85,114
1.75%, 04/28/41	EUR 100	75,164
		447,440
Poland — 0.5%
Bank Gospodarstwa Krajowego
0.50%, 07/08/31(a)	EUR 300	250,321
1.38%, 06/01/25(a)	EUR 350	362,644
1.63%, 04/30/28(a)	EUR 100	97,768
4.00%, 09/08/27(a)	EUR 200	214,469
4.00%, 03/13/32(a)	EUR 500	531,171
4.38%, 03/13/39(a)	EUR 200	212,124
5.13%, 02/22/33(a)	EUR 100	114,564
Republic of Poland Government Bond
0.25%, 10/25/26	PLN 13,597	2,966,234
0.75%, 04/25/25	PLN 4,000	946,051
1.25%, 10/25/30	PLN 13,281	2,517,330
1.75%, 04/25/32	PLN 10,518	1,950,730
2.25%, 10/25/24	PLN 5,000	1,216,933
2.50%, 07/25/26	PLN 10,390	2,413,463
2.50%, 07/25/27	PLN 5,088	1,149,158
2.75%, 04/25/28	PLN 13,300	2,968,081
2.75%, 10/25/29	PLN 8,780	1,884,258
3.75%, 05/25/27	PLN 1,381	325,053
4.00%, 04/25/47	PLN 2,250	424,111
7.50%, 07/25/28	PLN 5,140	1,358,239
Republic of Poland Government Bonds, 6.00%, 10/25/33	PLN 7,000	1,760,085
Republic of Poland Government International Bond
0.88%, 05/10/27(a)	EUR 200	199,579
1.00%, 10/25/28(a)	EUR 550	536,384
1.00%, 03/07/29(a)	EUR 400	386,123
1.50%, 09/09/25(a)	EUR 100	103,619
1.50%, 01/19/26(a)	EUR 250	257,462
2.00%, 03/08/49(a)	EUR 250	183,154
2.75%, 05/25/32(a)	EUR 300	302,421
3.63%, 11/29/30(a)	EUR 750	805,084
4.13%, 01/11/44(a)	EUR 380	399,929
4.25%, 02/14/43(a)	EUR 450	487,499
		27,324,041
130
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(d)	EUR 1,329	$1,174,307
0.48%, 10/18/30(d)	EUR 1,799	1,656,728
0.70%, 10/15/27(d)	EUR 2,109	2,097,687
0.90%, 10/12/35(d)	EUR 1,346	1,119,656
1.00%, 04/12/52(d)	EUR 1,095	641,104
1.65%, 07/16/32(d)	EUR 2,420	2,335,848
1.95%, 06/15/29(a)(d)	EUR 2,225	2,281,926
2.13%, 10/17/28(d)	EUR 2,595	2,698,912
2.25%, 04/18/34(d)	EUR 260	256,911
2.88%, 10/15/25(d)	EUR 2,752	2,924,144
2.88%, 07/21/26(d)	EUR 1,378	1,467,542
2.88%, 10/20/34(a)(d)	EUR 2,260	2,344,393
3.50%, 06/18/38(d)	EUR 941	1,013,044
3.88%, 02/15/30(d)	EUR 1,339	1,510,810
4.10%, 04/15/37(d)	EUR 1,659	1,912,882
4.10%, 02/15/45(d)	EUR 1,606	1,844,231
4.13%, 04/14/27(d)	EUR 1,600	1,769,917
		29,050,042
Romania — 0.3%
Romania Government Bond
3.65%, 09/24/31	RON 3,500	616,776
4.15%, 01/26/28	RON 5,755	1,147,686
4.15%, 10/24/30	RON 3,690	688,427
4.25%, 04/28/36	RON 4,000	671,120
4.75%, 10/11/34	RON 2,120	381,759
4.85%, 04/22/26	RON 10,810	2,268,695
4.85%, 07/25/29	RON 5,630	1,117,012
5.00%, 02/12/29	RON 5,865	1,180,285
6.70%, 02/25/32	RON 5,000	1,065,929
7.90%, 02/24/38	RON 2,500	579,585
8.25%, 09/29/32	RON 1,000	232,580
Romania Government International Bond
1.38%, 12/02/29(a)	EUR 100	87,377
1.75%, 07/13/30(a)	EUR 500	432,878
2.00%, 12/08/26(a)	EUR 200	202,815
2.00%, 01/28/32(a)	EUR 250	208,902
2.00%, 04/14/33(a)	EUR 300	240,796
2.12%, 07/16/31(a)	EUR 250	214,659
2.13%, 03/07/28(a)	EUR 200	195,369
2.38%, 04/19/27(a)	EUR 250	253,858
2.50%, 02/08/30(a)	EUR 200	186,265
2.63%, 12/02/40(a)	EUR 350	244,656
2.75%, 10/29/25(a)	EUR 235	246,210
2.75%, 04/14/41(a)	EUR 250	175,088
2.88%, 05/26/28(a)	EUR 294	293,727
2.88%, 03/11/29(a)	EUR 397	389,204
2.88%, 04/13/42(a)	EUR 200	140,308
3.38%, 02/08/38(a)	EUR 850	695,459
3.38%, 01/28/50(a)	EUR 335	240,142
3.50%, 04/03/34(a)	EUR 200	177,454
3.62%, 05/26/30(a)	EUR 400	391,565
3.75%, 02/07/34(a)	EUR 200	183,245
4.63%, 04/03/49(a)	EUR 270	240,064
5.00%, 09/27/26(a)	EUR 200	218,566
5.50%, 09/18/28(a)	EUR 500	545,648
6.38%, 09/18/33(a)	EUR 500	559,837
6.63%, 09/27/29(a)	EUR 200	229,514
Security	Par (000)	Value
Romania (continued)
Romanian Government International Bond, 5.38%, 03/22/31(a)	EUR 300	$318,149
		17,261,609
Saudi Arabia — 0.0%
Saudi Government International Bond
0.63%, 03/03/30(a)	EUR 200	180,211
2.00%, 07/09/39(a)	EUR 350	282,475
		462,686
Senegal — 0.1%
Corp. Andina de Fomento, 3.63%, 02/13/30(a)	EUR 1,000	1,056,231
European Investment Bank, Series EARN 0.38%, 09/15/27(a)	EUR 400	390,799
European Union
3.00%, 12/04/34(a)	EUR 4,000	4,227,566
3.25%, 02/04/50(a)	EUR 1,420	1,487,851
International Bank for Reconstruction & Development
4.30%, 01/10/29	AUD 400	255,184
Series GDIF, 0.00%, 04/24/28	EUR 50	47,347
		7,464,978
Singapore — 0.4%
Singapore Government Bond
0.50%, 11/01/25	SGD 1,607	1,125,619
1.25%, 11/01/26	SGD 1,574	1,091,804
1.63%, 07/01/31	SGD 1,902	1,233,187
1.88%, 03/01/50	SGD 2,100	1,135,603
1.88%, 10/01/51	SGD 852	459,459
2.13%, 06/01/26	SGD 2,530	1,802,686
2.25%, 08/01/36	SGD 1,970	1,271,513
2.38%, 06/01/25	SGD 2,542	1,837,808
2.38%, 07/01/39	SGD 1,710	1,095,300
2.63%, 05/01/28	SGD 1,135	807,465
2.63%, 08/01/32	SGD 1,788	1,233,192
2.75%, 04/01/42	SGD 702	466,955
2.75%, 03/01/46	SGD 1,660	1,087,309
2.88%, 08/01/28	SGD 2,000	1,435,845
2.88%, 07/01/29	SGD 1,370	976,707
2.88%, 09/01/30	SGD 2,421	1,715,478
3.00%, 04/01/29	SGD 1,760	1,266,058
3.00%, 08/01/72(a)	SGD 1,083	735,236
3.38%, 09/01/33	SGD 1,330	968,863
3.50%, 03/01/27	SGD 1,230	902,489
		22,648,576
Slovakia — 0.2%
Slovakia Government Bond
0.13%, 06/17/27(a)	EUR 1,430	1,384,327
0.75%, 04/09/30(a)	EUR 1,139	1,046,895
1.00%, 05/14/32(a)	EUR 1,580	1,395,177
1.38%, 01/21/27(a)	EUR 1,034	1,045,568
1.63%, 01/21/31(a)	EUR 802	759,327
1.88%, 03/09/37(a)	EUR 925	791,743
2.00%, 10/17/47(a)	EUR 350	261,264
2.25%, 06/12/68(a)	EUR 370	263,176
3.63%, 01/16/29(a)	EUR 1,205	1,309,384
3.63%, 06/08/33(a)	EUR 570	609,244
3.75%, 02/23/35(a)	EUR 1,010	1,074,291
4.00%, 02/23/43(a)	EUR 600	639,834
4.35%, 10/14/25(a)	EUR 1,245	1,339,910
		11,920,140
Schedule of Investments
131

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR 603	$315,300
0.88%, 07/15/30(a)	EUR 900	848,113
1.18%, 02/13/62(a)	EUR 530	310,757
1.19%, 03/14/29(a)	EUR 1,240	1,221,346
1.25%, 03/22/27(a)	EUR 624	633,683
1.75%, 11/03/40(a)	EUR 123	103,856
2.25%, 03/03/32(a)	EUR 1,320	1,323,872
3.13%, 08/07/45(a)	EUR 451	452,893
		5,209,820
South Korea — 2.2%
Export-Import Bank of Korea
0.83%, 04/27/25(a)	EUR 536	554,978
3.63%, 09/18/27	EUR 400	428,474
Korea Development Bank (The)
2.63%, 09/08/27	EUR 200	207,496
3.38%, 05/23/28(a)	EUR 500	530,235
Korea Housing Finance Corp.
0.00%, 06/29/26(a)	EUR 400	395,436
0.10%, 06/18/24(a)	EUR 300	318,595
0.72%, 03/22/25(a)	EUR 150	155,910
3.71%, 04/11/27(a)	EUR 300	321,411
Korea Treasury Bond
1.13%, 06/10/24	KRW 4,000,000	2,887,489
1.13%, 09/10/25	KRW 2,799,720	1,962,893
1.13%, 09/10/39	KRW 2,004,990	1,035,664
1.25%, 03/10/26	KRW 1,862,790	1,292,870
1.38%, 12/10/29	KRW 2,291,750	1,471,338
1.38%, 06/10/30	KRW 5,410,230	3,432,865
1.50%, 12/10/26	KRW 1,750,000	1,202,093
1.50%, 12/10/30	KRW 4,523,980	2,865,254
1.50%, 09/10/36	KRW 1,467,540	837,227
1.50%, 09/10/40	KRW 2,095,520	1,134,292
1.50%, 03/10/50	KRW 8,789,700	4,356,266
1.63%, 09/10/70	KRW 1,784,450	740,589
1.75%, 09/10/26	KRW 1,000,000	694,218
1.88%, 12/10/24	KRW 590,790	423,450
1.88%, 06/10/26	KRW 1,732,660	1,211,519
1.88%, 06/10/29	KRW 4,113,770	2,735,820
1.88%, 09/10/41	KRW 1,997,200	1,131,477
1.88%, 03/10/51	KRW 6,016,310	3,155,669
2.00%, 06/10/31	KRW 4,516,410	2,931,093
2.00%, 03/10/46	KRW 4,740,950	2,624,023
2.00%, 03/10/49	KRW 5,054,630	2,745,738
2.00%, 09/10/68	KRW 954,650	459,772
2.13%, 06/10/27	KRW 1,260,640	873,952
2.13%, 03/10/47	KRW 3,332,420	1,870,649
2.25%, 06/10/25	KRW 1,996,790	1,425,561
2.25%, 12/10/25	KRW 7,071,730	5,015,766
2.25%, 09/10/37	KRW 1,131,500	697,435
2.38%, 03/10/27	KRW 3,190,460	2,235,250
2.38%, 12/10/27	KRW 2,300,000	1,597,251
2.38%, 12/10/28	KRW 1,000,000	685,454
2.38%, 12/10/31	KRW 3,013,140	1,995,146
2.38%, 09/10/38	KRW 1,812,330	1,125,582
2.50%, 03/10/52	KRW 4,371,920	2,604,018
2.63%, 06/10/28	KRW 1,170,670	815,555
2.63%, 09/10/35	KRW 1,628,800	1,065,202
2.63%, 03/10/48	KRW 3,773,110	2,333,151
2.75%, 12/10/44	KRW 1,752,210	1,118,874
2.88%, 06/10/24	KRW 5,877,140	4,249,651
Security	Par (000)	Value
South Korea (continued)
3.00%, 12/10/42	KRW 3,280,000	$2,184,096
3.13%, 06/10/25	KRW 5,341,990	3,850,380
3.13%, 06/10/26	KRW 3,108,130	2,230,272
3.13%, 09/10/27	KRW 6,000,000	4,280,327
3.13%, 09/10/52	KRW 3,918,600	2,644,738
3.25%, 03/10/28	KRW 6,100,000	4,360,919
3.25%, 06/10/33	KRW 5,500,000	3,850,402
3.25%, 09/10/42	KRW 2,019,610	1,399,790
3.25%, 03/10/53	KRW 7,447,820	5,155,844
3.25%, 03/10/54	KRW 3,500,000	2,421,449
3.38%, 06/10/32	KRW 5,304,790	3,760,076
3.50%, 09/10/28	KRW 4,000,000	2,881,912
3.50%, 09/10/72	KRW 1,000,000	725,769
3.63%, 09/10/53	KRW 2,890,020	2,142,960
3.75%, 12/10/33	KRW 1,500,000	1,093,326
3.88%, 09/10/43	KRW 444,010	335,054
4.00%, 12/10/31	KRW 1,750,000	1,293,364
4.13%, 12/10/33	KRW 4,000,000	3,003,583
4.25%, 12/10/25	KRW 6,289,670	4,602,299
4.25%, 12/10/32	KRW 3,500,000	2,640,499
4.75%, 12/10/30	KRW 160,000	123,053
5.25%, 03/10/27	KRW 100,000	75,653
5.50%, 12/10/29	KRW 150,000	118,691
		129,127,107
Spain — 3.5%
Adif Alta Velocidad
0.55%, 10/31/31(a)	EUR 500	428,701
1.88%, 01/28/25(a)	EUR 300	315,471
3.25%, 05/31/29(a)	EUR 500	526,682
3.65%, 04/30/34(a)	EUR 300	316,255
Autonomous Community of Andalusia Spain
0.50%, 04/30/31(a)	EUR 200	174,815
1.88%, 10/31/28(a)	EUR 200	200,615
2.40%, 04/30/32(a)	EUR 200	196,872
3.40%, 04/30/34(a)	EUR 500	524,478
Autonomous Community of Catalonia, 4.22%, 04/26/35	EUR 200	213,381
Autonomous Community of Madrid Spain
0.42%, 04/30/30(a)	EUR 530	477,994
0.42%, 04/30/31(a)	EUR 100	87,464
0.83%, 07/30/27(a)	EUR 500	493,797
1.57%, 04/30/29(a)	EUR 350	345,091
1.77%, 04/30/28(a)	EUR 235	236,904
1.83%, 04/30/25(a)	EUR 250	261,979
2.82%, 10/31/29(a)	EUR 200	208,669
3.46%, 04/30/34(a)	EUR 980	1,041,808
4.30%, 09/15/26	EUR 250	271,855
Basque Government
0.25%, 04/30/31(a)	EUR 100	86,890
0.45%, 04/30/32(a)	EUR 100	85,447
1.45%, 04/30/28(a)	EUR 200	199,375
1.88%, 07/30/33(a)	EUR 100	93,729
Instituto de Credito Oficial
2.65%, 01/31/28(a)	EUR 500	522,859
3.80%, 05/31/29(a)	EUR 500	547,983
Spain Government Bond
0.00%, 05/31/25	EUR 2,000	2,057,199
0.00%, 01/31/26	EUR 5,918	5,974,849
0.00%, 01/31/27	EUR 1,353	1,326,477
0.00%, 01/31/28	EUR 6,067	5,786,783
0.10%, 04/30/31(d)	EUR 5,019	4,358,494
132
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
0.50%, 04/30/30(d)	EUR 3,549	$3,263,590
0.50%, 10/31/31(d)	EUR 2,652	2,338,385
0.60%, 10/31/29(d)	EUR 5,595	5,240,283
0.70%, 04/30/32(d)	EUR 3,620	3,197,254
0.80%, 07/30/27(d)	EUR 7,571	7,520,335
0.80%, 07/30/29	EUR 4,491	4,275,214
0.85%, 07/30/37(d)	EUR 2,877	2,201,721
1.00%, 07/30/42(d)	EUR 3,053	2,101,940
1.00%, 10/31/50(d)	EUR 3,300	1,897,050
1.20%, 10/31/40(d)	EUR 2,640	1,956,357
1.25%, 10/31/30(d)	EUR 4,860	4,631,104
1.30%, 10/31/26(d)	EUR 5,583	5,699,486
1.40%, 04/30/28(d)	EUR 6,190	6,205,614
1.40%, 07/30/28(d)	EUR 8,685	8,679,466
1.45%, 10/31/27(d)	EUR 3,454	3,493,267
1.45%, 04/30/29(d)	EUR 4,769	4,722,175
1.45%, 10/31/71(d)	EUR 1,304	671,524
1.50%, 04/30/27(d)	EUR 4,895	4,989,379
1.85%, 07/30/35(d)	EUR 3,137	2,864,699
1.90%, 10/31/52(d)	EUR 3,643	2,590,635
1.95%, 04/30/26(d)	EUR 5,379	5,601,002
1.95%, 07/30/30(d)	EUR 4,847	4,848,721
2.15%, 10/31/25(d)	EUR 11,788	12,380,235
2.35%, 07/30/33(d)	EUR 2,726	2,698,925
2.55%, 10/31/32(d)	EUR 5,000	5,075,161
2.70%, 10/31/48(d)	EUR 3,119	2,747,320
2.90%, 10/31/46(d)	EUR 4,290	3,975,180
3.15%, 04/30/33(d)	EUR 5,460	5,777,066
3.45%, 07/30/43(a)(d)	EUR 2,370	2,413,876
3.45%, 07/30/66(d)	EUR 2,636	2,526,849
3.55%, 10/31/33(a)(d)	EUR 7,230	7,865,594
3.90%, 07/30/39(d)	EUR 3,177	3,479,843
4.00%, 10/31/54(d)	EUR 1,740	1,877,594
4.20%, 01/31/37(d)	EUR 3,266	3,734,591
4.65%, 07/30/25(d)	EUR 4,137	4,482,408
4.70%, 07/30/41(d)	EUR 4,667	5,615,211
4.90%, 07/30/40(d)	EUR 3,312	4,050,420
5.15%, 10/31/28(d)	EUR 3,868	4,492,280
5.15%, 10/31/44(d)	EUR 2,071	2,641,484
5.75%, 07/30/32	EUR 9,525	2,507,196
5.90%, 07/30/26(d)	EUR 1,341	1,512,646
6.00%, 01/31/29	EUR 3,535	4,264,846
		200,470,842
Supranational — 2.6%
African Development Bank
0.13%, 10/07/26	EUR 150	148,498
0.25%, 11/21/24	EUR 300	313,921
0.50%, 06/22/26	GBP 300	342,288
0.50%, 03/22/27	EUR 200	197,681
0.50%, 03/21/29	EUR 300	283,177
1.10%, 12/16/26	AUD 500	295,620
2.25%, 09/14/29	EUR 200	204,945
Asian Development Bank
0.00%, 10/24/29(a)	EUR 200	181,679
0.10%, 06/17/31	EUR 170	147,850
0.13%, 12/15/26	GBP 500	554,805
0.35%, 07/16/25	EUR 330	339,157
0.80%, 11/06/25	AUD 500	306,267
1.50%, 05/04/28	CAD 200	130,749
1.95%, 07/22/32	EUR 500	491,369
2.00%, 06/10/37	EUR 200	186,380
Security	Par (000)	Value
Supranational (continued)
Council of Europe Development Bank
0.00%, 04/09/27(a)	EUR 400	$389,628
0.75%, 06/09/25(a)	EUR 50	51,774
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 0.15%, 10/10/34(a)	EUR 480	378,866
European Financial Stability Facility
0.00%, 10/15/25(a)	EUR 1,900	1,933,656
0.00%, 10/13/27(a)	EUR 1,400	1,345,259
0.00%, 01/20/31(a)	EUR 1,650	1,444,083
0.05%, 10/17/29(a)	EUR 570	519,022
0.05%, 01/18/52(a)	EUR 655	294,648
0.13%, 03/18/30(a)	EUR 500	452,303
0.50%, 07/11/25(a)	EUR 1,000	1,031,806
0.63%, 10/16/26(a)	EUR 900	903,166
0.70%, 01/20/50(a)	EUR 610	366,170
0.70%, 01/17/53(a)	EUR 400	224,974
0.75%, 05/03/27(a)	EUR 540	538,254
0.88%, 04/10/35(a)	EUR 1,270	1,075,172
0.95%, 02/14/28(a)	EUR 1,180	1,165,143
1.20%, 02/17/45(a)	EUR 450	333,310
1.25%, 05/24/33(a)	EUR 1,210	1,111,242
1.38%, 05/31/47(a)	EUR 1,322	991,554
1.45%, 09/05/40(a)	EUR 450	371,045
1.50%, 12/15/25(a)	EUR 1,350	1,400,095
1.70%, 02/13/43(a)	EUR 1,010	843,964
1.75%, 06/27/24(a)	EUR 100	106,372
1.75%, 07/17/53(a)	EUR 380	290,269
1.80%, 07/10/48(a)	EUR 250	201,022
2.00%, 02/28/56(a)	EUR 250	200,210
2.35%, 07/29/44(a)	EUR 900	830,440
2.38%, 04/11/28(a)	EUR 600	624,170
2.38%, 06/21/32(a)	EUR 1,198	1,220,411
2.63%, 07/16/29(a)	EUR 550	576,565
2.75%, 12/03/29(a)	EUR 180	189,697
2.88%, 02/16/33(a)	EUR 948	1,000,580
3.38%, 04/03/37(a)	EUR 560	607,642
3.50%, 04/11/29(a)	EUR 1,200	1,308,331
European Investment Bank
0.00%, 03/25/25	EUR 400	413,942
0.00%, 03/13/26(a)	EUR 1,460	1,469,440
0.00%, 12/22/26(a)	EUR 825	812,353
0.00%, 06/17/27	EUR 750	728,370
0.00%, 03/28/28(a)	EUR 561	532,918
0.00%, 09/09/30(a)	EUR 1,110	983,391
0.00%, 01/14/31(a)	EUR 725	636,283
0.00%, 11/15/35(a)	EUR 650	488,182
0.00%, 05/15/41(a)	EUR 1,550	966,941
0.05%, 11/15/29(a)	EUR 989	900,480
0.05%, 01/16/30	EUR 800	725,272
0.05%, 10/13/34(a)	EUR 500	392,065
0.05%, 01/27/51(a)	EUR 200	92,846
0.10%, 10/15/26	EUR 100	99,229
0.13%, 04/15/25	EUR 150	155,186
0.13%, 12/14/26(a)	GBP 400	444,353
0.13%, 06/20/29(a)	EUR 850	785,707
0.25%, 09/14/29	EUR 450	416,218
0.25%, 01/20/32(a)	EUR 750	652,452
0.25%, 06/15/40(a)	EUR 350	235,722
0.38%, 07/16/25	EUR 1,400	1,442,250
0.38%, 04/14/26(a)	EUR 530	535,566
Schedule of Investments
133

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.38%, 05/15/26(a)	EUR 840	$847,772
0.50%, 01/15/27	EUR 1,691	1,685,049
0.50%, 11/13/37	EUR 375	284,943
0.63%, 01/22/29(a)	EUR 1,010	967,074
0.75%, 07/22/27(a)	GBP 500	553,768
0.88%, 05/15/26(a)	GBP 300	346,788
0.88%, 01/14/28(a)	EUR 400	394,888
1.00%, 09/21/26(a)	GBP 440	503,975
1.00%, 03/14/31(a)	EUR 520	488,199
1.00%, 04/14/32(a)	EUR 840	773,374
1.00%, 11/14/42(a)	EUR 490	361,251
1.13%, 11/15/32	EUR 450	414,210
1.13%, 04/13/33(a)	EUR 600	546,413
1.13%, 09/15/36(a)	EUR 950	807,800
1.25%, 05/12/25(a)	SEK 1,000	88,498
1.38%, 03/07/25(a)	GBP 800	969,496
1.50%, 06/15/32(a)	EUR 650	620,986
1.50%, 11/15/47	EUR 225	172,169
1.50%, 10/16/48	EUR 480	361,195
1.75%, 09/15/45(a)	EUR 500	412,743
1.90%, 01/22/25(a)	CAD 500	355,566
2.25%, 03/15/30(a)	EUR 2,187	2,244,691
2.75%, 07/28/28(a)	EUR 1,350	1,427,757
2.88%, 01/12/33(a)	EUR 1,250	1,319,676
3.00%, 10/14/33(a)	EUR 1,200	1,278,176
3.30%, 02/03/28	AUD 750	464,254
3.50%, 04/15/27(a)	EUR 150	162,019
3.88%, 06/08/37(a)	GBP 620	716,298
4.00%, 04/15/30	EUR 900	1,014,062
4.00%, 10/15/37	EUR 451	525,749
4.50%, 06/07/29(a)	GBP 240	300,310
5.00%, 04/15/39	GBP 40	51,219
5.63%, 06/07/32	GBP 300	405,937
6.00%, 12/07/28	GBP 300	397,581
European Stability Mechanism
0.00%, 03/04/30(a)	EUR 950	854,874
0.00%, 10/15/31(a)	EUR 420	361,161
0.50%, 03/02/26(a)	EUR 1,100	1,117,512
0.50%, 03/05/29(a)	EUR 860	815,951
0.75%, 03/15/27(a)	EUR 750	749,137
0.75%, 09/05/28(a)	EUR 1,440	1,396,472
0.88%, 07/18/42(a)	EUR 80	57,197
1.00%, 09/23/25(a)	EUR 900	930,088
1.00%, 06/23/27(a)	EUR 716	716,513
1.13%, 05/03/32(a)	EUR 200	185,650
1.20%, 05/23/33(a)	EUR 600	551,221
1.63%, 11/17/36(a)	EUR 100	90,008
1.75%, 10/20/45(a)	EUR 310	255,034
1.80%, 11/02/46(a)	EUR 860	712,731
1.85%, 12/01/55(a)	EUR 420	320,743
European Union
0.00%, 11/04/25(a)	EUR 2,708	2,751,289
0.00%, 07/06/26(a)	EUR 3,694	3,687,945
0.00%, 06/02/28(a)	EUR 1,650	1,560,633
0.00%, 10/04/28(a)	EUR 3,100	2,906,532
0.00%, 07/04/29(a)	EUR 1,300	1,191,443
0.00%, 10/04/30(a)	EUR 1,750	1,549,265
0.00%, 04/22/31(a)	EUR 1,000	869,999
0.00%, 07/04/31(a)	EUR 3,310	2,864,952
0.00%, 07/04/35(a)	EUR 1,845	1,393,579
0.10%, 10/04/40(a)	EUR 1,450	933,863
Security	Par (000)	Value
Supranational (continued)
0.20%, 06/04/36(a)	EUR 2,075	$1,562,734
0.25%, 04/22/36(a)	EUR 1,203	914,611
0.30%, 11/04/50(a)	EUR 1,996	1,027,724
0.40%, 02/04/37(a)	EUR 3,912	2,986,025
0.45%, 07/04/41(a)	EUR 2,260	1,521,026
0.45%, 05/02/46(a)	EUR 1,200	717,937
0.70%, 07/06/51(a)	EUR 2,610	1,501,845
0.75%, 04/04/31(a)	EUR 180	165,623
0.75%, 01/04/47(a)	EUR 930	597,166
0.80%, 07/04/25(a)	EUR 2,275	2,356,051
1.00%, 07/06/32(a)	EUR 3,397	3,108,989
1.13%, 04/04/36(a)	EUR 100	85,545
1.13%, 06/04/37(a)	EUR 400	332,016
1.25%, 04/04/33(a)	EUR 860	792,865
1.25%, 02/04/43(a)	EUR 1,993	1,526,511
1.38%, 10/04/29(a)	EUR 569	558,698
1.50%, 10/04/35(a)	EUR 60	54,135
1.63%, 12/04/29(a)	EUR 2,948	2,930,515
2.00%, 10/04/27(a)	EUR 4,000	4,129,314
2.50%, 11/04/27(a)	EUR 950	994,692
2.50%, 10/04/52(a)	EUR 1,825	1,633,540
2.63%, 02/04/48(a)	EUR 2,980	2,816,530
2.75%, 10/05/26(a)	EUR 3,129	3,309,399
2.75%, 02/04/33(a)	EUR 2,017	2,110,669
2.75%, 12/04/37(a)	EUR 875	884,907
2.88%, 04/04/28	EUR 891	945,186
3.00%, 03/04/53(a)	EUR 2,400	2,375,632
3.13%, 12/04/30(a)	EUR 1,750	1,883,193
3.25%, 07/04/34(a)	EUR 1,200	1,297,918
3.38%, 04/04/32(a)	EUR 150	164,480
3.38%, 04/04/38(a)	EUR 450	486,959
3.38%, 11/04/42(a)	EUR 2,500	2,681,556
3.75%, 04/04/42(a)	EUR 530	595,181
4.00%, 04/04/44(a)	EUR 900	1,045,642
Inter-American Development Bank
0.88%, 08/27/27	CAD 200	129,949
1.00%, 08/04/28	AUD 200	111,444
1.25%, 12/15/25	GBP 200	235,356
1.38%, 12/15/24	GBP 100	122,132
1.70%, 10/10/24	CAD 200	143,213
2.50%, 04/14/27(a)	AUD 100	61,087
International Bank for Reconstruction & Development
0.00%, 02/21/30	EUR 500	449,226
0.13%, 01/03/51	EUR 200	96,478
0.20%, 01/21/61	EUR 230	89,392
0.25%, 05/21/29	EUR 500	465,722
0.25%, 01/10/50	EUR 220	114,892
0.50%, 05/18/26	AUD 100	59,695
0.63%, 11/22/27	EUR 300	294,375
0.63%, 07/14/28	GBP 150	159,852
0.63%, 01/12/33(a)	EUR 60	52,466
0.88%, 12/13/24	GBP 300	365,427
1.00%, 12/21/29	GBP 400	415,120
1.25%, 12/13/28	GBP 500	542,091
1.90%, 01/16/25	CAD 940	668,750
2.90%, 11/26/25	AUD 510	322,380
3.70%, 01/18/28	CAD 1,000	712,381
International Development Association
0.00%, 07/15/31(a)	EUR 300	257,993
0.35%, 04/22/36(a)	EUR 200	154,416
134
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.70%, 01/17/42(a)	EUR 50	$34,673
0.75%, 09/21/28(a)	GBP 300	318,678
1.75%, 05/05/37(a)	EUR 530	477,306
2.50%, 01/15/38(a)	EUR 650	633,907
International Finance Corp.
0.75%, 05/24/28	AUD 1,000	555,359
3.15%, 06/26/29(a)	AUD 580	348,548
Isle of Man Government International Bond, 1.63%, 09/14/51(Call 03/14/51)(a)	GBP 150	89,110
Jersey International Bond, 2.88%, 05/06/52(Call 11/06/51)(a)	GBP 100	82,117
Nordic Investment Bank, 0.00%, 04/30/27(a)	EUR 500	487,023
		152,587,445
Sweden — 0.4%
Kommuninvest I Sverige AB
0.38%, 06/10/26(a)	SEK 16,860	1,438,104
1.00%, 05/12/25(a)	SEK 13,000	1,149,173
1.00%, 11/12/26(a)	SEK 5,000	428,623
2.75%, 02/12/27(a)	EUR 410	432,179
2.88%, 05/23/30(a)	EUR 700	742,927
Svensk Exportkredit AB
0.13%, 12/15/25(a)	GBP 200	230,477
3.38%, 08/30/30(a)	EUR 1,000	1,077,155
Sveriges Sakerstallda Obligationer AB
0.75%, 06/09/32(a)	SEK 2,000	147,437
3.50%, 06/14/28(a)	SEK 2,000	182,584
Sweden Government Bond
0.13%, 05/12/31(a)(d)	SEK 24,085	1,856,949
0.50%, 11/24/45(a)	SEK 2,760	163,762
0.75%, 05/12/28(a)	SEK 29,440	2,482,543
0.75%, 11/12/29(a)	SEK 30,370	2,505,958
1.00%, 11/12/26(a)	SEK 27,550	2,388,493
1.75%, 11/11/33(a)	SEK 10,250	873,251
2.25%, 06/01/32(a)	SEK 14,940	1,333,014
2.50%, 05/12/25(a)	SEK 22,400	2,015,983
3.50%, 03/30/39(a)	SEK 8,630	868,051
		20,316,663
Switzerland — 0.3%
Canton of Zurich, 0.00%, 11/10/33(a)	CHF 300	291,457
Swiss Confederation Government Bond
0.00%, 06/22/29(a)	CHF 12,722	3,754,751
0.00%, 06/26/34(a)	CHF 8,957	9,054,437
0.00%, 07/24/39(a)	CHF 4,149	4,047,396
0.50%, 05/24/55(a)	CHF 900	942,883
		18,090,924
Thailand — 0.6%
Thailand Government Bond
1.00%, 06/17/27	THB 68,724	1,773,623
1.59%, 12/17/35	THB 50,000	1,182,106
1.60%, 12/17/29	THB 45,481	1,164,608
1.60%, 06/17/35	THB 39,268	934,039
2.00%, 12/17/31	THB 127,120	3,265,095
2.00%, 06/17/42	THB 49,208	1,110,718
2.13%, 12/17/26	THB 36,520	978,983
2.35%, 06/17/26	THB 61,380	1,655,113
2.40%, 03/17/29	THB 100,000	2,677,269
2.65%, 06/17/28	THB 40,000	1,084,761
2.75%, 06/17/52	THB 41,420	988,541
2.80%, 06/17/34	THB 25,000	675,688
2.88%, 12/17/28	THB 92,885	2,543,483
Security	Par (000)	Value
Thailand (continued)
2.88%, 06/17/46	THB 43,902	$1,106,004
3.30%, 06/17/38	THB 67,106	1,861,099
3.35%, 06/17/33	THB 50,840	1,431,667
3.40%, 06/17/36	THB 34,818	980,439
3.45%, 06/17/43	THB 53,490	1,475,735
3.58%, 12/17/27	THB 18,200	508,401
3.60%, 06/17/67	THB 38,050	988,622
3.65%, 06/20/31	THB 31,080	891,274
3.80%, 06/14/41	THB 2,000	59,307
3.85%, 12/12/25	THB 36,765	1,014,995
4.00%, 06/17/66	THB 29,000	833,848
4.00%, 06/17/72	THB 25,000	712,645
4.26%, 12/12/37(a)	THB 35,800	1,089,422
4.68%, 06/29/44	THB 17,120	558,900
4.85%, 06/17/61	THB 4,500	150,126
		33,696,511
United Kingdom — 5.5%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP 150	186,265
4.50%, 12/07/38(a)	GBP 200	241,170
Transport for London, 3.88%, 07/23/42(a)	GBP 350	358,467
U.K. Gilts
4.00%, 10/22/63(a)	GBP 3,270	3,577,634
4.50%, 06/07/28(a)	GBP 5,311	6,668,583
4.63%, 01/31/34(a)	GBP 3,108	3,968,464
4.75%, 10/22/43(a)	GBP 600	749,620
United Kingdom Gilt
0.13%, 01/30/26(a)	GBP 9,710	11,250,501
0.13%, 01/31/28(a)	GBP 6,007	6,431,782
0.25%, 07/31/31(a)	GBP 6,008	5,665,586
0.38%, 10/22/30(a)	GBP 7,797	7,655,592
0.50%, 01/31/29(a)	GBP 6,800	7,138,542
0.50%, 10/22/61(a)	GBP 4,617	1,648,361
0.63%, 06/07/25(a)	GBP 8,941	10,681,628
0.63%, 07/31/35(a)	GBP 7,360	6,137,786
0.63%, 10/22/50(a)	GBP 5,359	2,581,349
0.88%, 10/22/29(a)	GBP 11,960	12,541,019
0.88%, 07/31/33(a)	GBP 3,424	3,166,749
0.88%, 01/31/46(a)	GBP 4,355	2,604,980
1.00%, 01/31/32(a)	GBP 12,830	12,617,597
1.13%, 01/31/39(a)	GBP 5,081	3,998,159
1.13%, 10/22/73(a)	GBP 1,968	856,576
1.25%, 07/22/27(a)	GBP 8,230	9,337,692
1.25%, 10/22/41(a)	GBP 11,592	8,606,399
1.25%, 07/31/51(a)	GBP 5,627	3,300,096
1.50%, 07/22/26(a)	GBP 6,600	7,736,300
1.50%, 07/22/47(a)	GBP 7,123	4,848,495
1.50%, 07/31/53(a)	GBP 2,690	1,646,825
1.63%, 10/22/28(a)	GBP 7,800	8,725,224
1.63%, 10/22/54(a)	GBP 4,092	2,567,839
1.63%, 10/22/71(a)	GBP 4,350	2,397,712
1.75%, 09/07/37(a)	GBP 4,717	4,268,339
1.75%, 01/22/49(a)	GBP 5,075	3,588,972
1.75%, 07/22/57(a)	GBP 6,122	3,900,727
2.00%, 09/07/25(a)	GBP 5,145	6,199,421
2.50%, 07/22/65(a)	GBP 3,223	2,461,113
3.25%, 01/31/33(a)	GBP 7,050	8,144,482
3.25%, 01/22/44(a)	GBP 4,458	4,505,981
3.50%, 10/22/25(a)	GBP 6,680	8,187,695
3.50%, 01/22/45(a)	GBP 4,863	5,070,363
3.50%, 07/22/68(a)	GBP 3,164	3,126,095
Schedule of Investments
135

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
3.75%, 01/29/38(a)	GBP 5,359	$6,141,631
3.75%, 07/22/52(a)	GBP 5,290	5,571,530
3.75%, 10/22/53(a)	GBP 6,260	6,548,016
4.00%, 01/22/60(a)	GBP 4,045	4,443,187
4.13%, 01/29/27(a)	GBP 8,563	10,587,792
4.25%, 12/07/27(a)	GBP 9,072	11,307,958
4.25%, 06/07/32(a)	GBP 6,620	8,288,683
4.25%, 03/07/36(a)	GBP 3,328	4,081,887
4.25%, 09/07/39(a)	GBP 2,912	3,489,743
4.25%, 12/07/40(a)	GBP 3,790	4,509,362
4.25%, 12/07/46(a)	GBP 4,002	4,640,007
4.25%, 12/07/49(a)	GBP 3,357	3,867,725
4.25%, 12/07/55(a)	GBP 5,116	5,860,721
4.38%, 07/31/54(a)	GBP 2,080	2,425,307
4.50%, 09/07/34(a)	GBP 7,695	9,713,743
4.50%, 12/07/42(a)	GBP 6,814	8,290,608
4.75%, 12/07/30(a)	GBP 3,246	4,183,106
4.75%, 12/07/38(a)	GBP 2,064	2,623,556
6.00%, 12/07/28(a)	GBP 518	694,121
		316,614,863
United States — 0.0%
International Development Association, 0.38%, 09/22/27(a)	GBP 200	217,038
Total Foreign Government Obligations — 79.5% (Cost: $5,134,639,268)		4,587,767,745
Total Long-Term Investments — 98.4% (Cost: $6,319,397,931)		5,675,634,904
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	26,480,000	$26,480,000
Total Short-Term Securities — 0.4% (Cost: $26,480,000)		26,480,000
Total Investments — 98.8% (Cost: $6,345,877,931)		5,702,114,904
Other Assets Less Liabilities — 1.2%		67,467,247
Net Assets — 100.0%		$5,769,582,151

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$26,350,000	$130,000 (a)	$—	$—	$—	$26,480,000	26,480,000	$644,129	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	47,625,000	USD	12,717,941	Citibank N.A.	05/02/24	$10,401
THB	1,267,005,000	USD	34,169,498	JPMorgan Chase Bank N.A.	05/02/24	18,440
USD	1,749,876	AUD	2,680,000	Deutsche Bank Securities Inc.	05/02/24	13,772
USD	2,213,439	AUD	3,390,000	Morgan Stanley & Co. International PLC	05/02/24	17,397
USD	156,517,567	AUD	240,870,000	State Street Bank & Trust Company	05/02/24	481,948
USD	2,336,090	CAD	3,160,000	Deutsche Bank Securities Inc.	05/02/24	40,625
136
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	314,583,469	CAD	426,815,000	Morgan Stanley & Co. International PLC	05/02/24	$4,539,588
USD	1,757,709	CHF	1,580,000	JPMorgan Chase Bank N.A.	05/02/24	38,916
USD	700,843	CHF	630,000	Morgan Stanley & Co. International PLC	05/02/24	15,501
USD	59,059,852	CHF	53,290,000	UBS AG	05/02/24	1,088,680
USD	17,366,806	CZK	407,580,000	UBS AG	05/02/24	73,898
USD	23,232,211	DKK	160,355,000	Deutsche Bank Securities Inc.	05/02/24	287,971
USD	12,218,159	EUR	11,300,000	Deutsche Bank Securities Inc.	05/02/24	158,793
USD	27,550,148	EUR	25,480,000	Morgan Stanley & Co. International PLC	05/02/24	357,878
USD	2,572,172,995	EUR	2,376,835,000	State Street Bank & Trust Company	05/02/24	35,613,373
USD	4,080,911	GBP	3,230,000	Morgan Stanley & Co. International PLC	05/02/24	44,864
USD	2,307,906	GBP	1,840,000	State Street Bank & Trust Company	05/02/24	8,734
USD	458,714,520	GBP	363,365,000	UBS AG	05/02/24	4,671,725
USD	12,949,422	ILS	47,625,000	State Street Bank & Trust Company	05/02/24	221,080
USD	11,233,786	JPY	1,692,690,000	Deutsche Bank Securities Inc.	05/02/24	501,199
USD	620,500,070	JPY	93,489,610,000	JPMorgan Chase Bank N.A.	05/02/24	27,724,430
USD	37,291,601	MXN	620,480,000	Citibank N.A.	05/02/24	1,071,354
USD	9,617,569	NOK	104,100,000	Morgan Stanley & Co. International PLC	05/02/24	246,366
USD	18,166,923	NZD	30,460,000	UBS AG	05/02/24	218,373
USD	24,773,942	PLN	99,125,000	Deutsche Bank Securities Inc.	05/02/24	337,250
USD	12,234,610	RON	56,405,000	JPMorgan Chase Bank N.A.	05/02/24	138,839
USD	40,527,015	SEK	432,250,000	Deutsche Bank Securities Inc.	05/02/24	1,304,301
USD	23,216,807	SGD	31,310,000	Citibank N.A.	05/02/24	279,918
USD	34,789,257	THB	1,267,005,000	JPMorgan Chase Bank N.A.	05/02/24	601,318
CNY	7,788,550,297	USD	1,075,395,277	State Street Bank & Trust Company	05/07/24	148,505
USD	1,081,682,085	CNY	7,788,550,297	State Street Bank & Trust Company	05/07/24	6,138,303
USD	161,461,768	AUD	246,940,000	State Street Bank & Trust Company	06/04/24	1,334,356
USD	197,514,303	CAD	270,885,000	JPMorgan Chase Bank N.A.	06/04/24	640,726
USD	115,876,687	CAD	159,090,000	Morgan Stanley & Co. International PLC	06/04/24	253,388
USD	61,073,420	CHF	55,500,000	Morgan Stanley & Co. International PLC	06/04/24	480,990
USD	17,395,810	CZK	407,580,000	Citibank N.A.	06/04/24	101,997
USD	23,104,496	DKK	160,355,000	UBS AG	06/04/24	122,342
USD	5,706,330	EUR	5,330,000	Morgan Stanley & Co. International PLC	06/04/24	10,878
USD	2,587,190,605	EUR	2,413,615,000	State Street Bank & Trust Company	06/04/24	8,086,038
USD	461,086,528	GBP	368,435,000	Morgan Stanley & Co. International PLC	06/04/24	631,220
USD	8,214,513	HUF	2,997,035,000	JPMorgan Chase Bank N.A.	06/04/24	57,494
USD	608,373,557	JPY	95,182,300,000	Deutsche Bank Securities Inc.	06/04/24	1,857,491
USD	13,205,593	JPY	2,067,980,000	Morgan Stanley & Co. International PLC	06/04/24	28,110
USD	36,370,747	MXN	620,480,000	State Street Bank & Trust Company	06/04/24	334,456
USD	9,461,940	NOK	104,100,000	Morgan Stanley & Co. International PLC	06/04/24	83,011
USD	18,108,196	NZD	30,460,000	UBS AG	06/04/24	159,737
USD	24,602,963	PLN	99,125,000	Nomura Securities International Inc.	06/04/24	174,438
Schedule of Investments
137

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,151,383	RON	56,405,000	JPMorgan Chase Bank N.A.	06/04/24	$60,244
USD	39,518,739	SEK	432,250,000	Citibank N.A.	06/04/24	240,018
USD	23,041,293	SGD	31,310,000	State Street Bank & Trust Company	06/04/24	69,896
USD	50,422,531	IDR	783,843,457,565	Morgan Stanley & Co. International PLC	06/20/24	2,284,065
USD	132,764,698	KRW	173,407,955,000	Deutsche Bank Securities Inc.	06/20/24	7,355,941
USD	4,146,218	KRW	5,695,270,000	JPMorgan Chase Bank N.A.	06/20/24	27,395
USD	43,346,325	MYR	202,240,000	Morgan Stanley & Co. International PLC	06/20/24	1,033,954
USD	6,643,177	PEN	24,510,000	JPMorgan Chase Bank N.A.	06/20/24	136,304
						111,978,229
AUD	246,940,000	USD	161,301,208	State Street Bank & Trust Company	05/02/24	(1,333,443)
CAD	270,885,000	USD	197,415,672	JPMorgan Chase Bank N.A.	05/02/24	(641,339)
CAD	159,090,000	USD	115,816,708	Morgan Stanley & Co. International PLC	05/02/24	(251,695)
CHF	55,500,000	USD	60,847,804	Morgan Stanley & Co. International PLC	05/02/24	(472,498)
CZK	407,580,000	USD	17,395,321	Citibank N.A.	05/02/24	(102,413)
DKK	160,355,000	USD	23,066,290	UBS AG	05/02/24	(122,049)
EUR	2,413,615,000	USD	2,583,800,442	State Street Bank & Trust Company	05/02/24	(7,989,183)
GBP	368,435,000	USD	461,007,978	Morgan Stanley & Co. International PLC	05/02/24	(629,964)
HUF	2,997,035,000	USD	8,229,745	JPMorgan Chase Bank N.A.	05/02/24	(58,484)
JPY	95,182,300,000	USD	605,354,440	Deutsche Bank Securities Inc.	05/02/24	(1,846,213)
NOK	104,100,000	USD	9,453,845	Morgan Stanley & Co. International PLC	05/02/24	(82,643)
NZD	30,460,000	USD	18,108,470	UBS AG	05/02/24	(159,920)
PLN	99,125,000	USD	24,612,389	Nomura Securities International Inc.	05/02/24	(175,696)
RON	56,405,000	USD	12,157,502	JPMorgan Chase Bank N.A.	05/02/24	(61,731)
SEK	432,250,000	USD	39,460,605	Citibank N.A.	05/02/24	(237,890)
SGD	31,310,000	USD	23,005,551	State Street Bank & Trust Company	05/02/24	(68,662)
USD	8,150,890	HUF	2,997,035,000	Citibank N.A.	05/02/24	(20,371)
AUD	5,720,000	USD	3,718,023	State Street Bank & Trust Company	06/04/24	(8,908)
CAD	2,680,000	USD	1,951,748	State Street Bank & Trust Company	06/04/24	(3,980)
GBP	2,550,000	USD	3,193,541	State Street Bank & Trust Company	06/04/24	(6,653)
USD	1,090,993,275	CNY	7,879,150,297	State Street Bank & Trust Company	06/04/24	(16,815,340)
USD	12,736,443	ILS	47,625,000	Citibank N.A.	06/04/24	(10,199)
USD	34,207,322	THB	1,267,005,000	JPMorgan Chase Bank N.A.	06/04/24	(66,161)
USD	13,734,804	COP	54,514,810,000	Morgan Stanley & Co. International PLC	06/20/24	(59,795)
USD	5,778,152	CLP	5,607,350,000	Citibank N.A.	06/21/24	(59,785)
						(31,285,015)
						$80,693,214
138
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$111,978,229	$—	$—	$111,978,229
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$31,285,015	$—	$—	$31,285,015
For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Forward foreign currency exchange contracts	$—	$—	$—	$(379,519)	$—	$—	$(379,519)
Net Change in Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$—	$51,027,042	$—	$—	$51,027,042
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$5,380,728,888
Average amounts sold — in USD	$11,169,366,872
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$111,978,229	$31,285,015
Total derivative assets and liabilities in the Statement of Assets and Liabilities	111,978,229	31,285,015
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$111,978,229	$31,285,015
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Citibank N.A.	$1,703,688	$(430,658)	$—	$—	$1,273,030
Deutsche Bank Securities Inc.	11,857,343	(1,846,213)	—	(6,610,000)	3,401,130
JPMorgan Chase Bank N.A.	29,444,106	(827,715)	—	—	28,616,391
Morgan Stanley & Co. International PLC	10,027,210	(1,496,595)	—	(3,130,000)	5,400,615
Nomura Securities International Inc.	174,438	(174,438)	—	—	—
State Street Bank & Trust Company	52,436,689	(26,226,169)	—	—	26,210,520
Schedule of Investments
139

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End (continued)
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
UBS AG	$6,334,755	$(281,969)	$—	$—	$6,052,786
	$111,978,229	$(31,283,757)	$—	$(9,740,000)	$70,954,472

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citibank N.A.	$430,658	$(430,658)	$—	$—	$—
Deutsche Bank Securities Inc.	1,846,213	(1,846,213)	—	—	—
JPMorgan Chase Bank N.A.	827,715	(827,715)	—	—	—
Morgan Stanley & Co. International PLC	1,496,595	(1,496,595)	—	—	—
Nomura Securities International Inc.	175,696	(174,438)	—	—	1,258
State Street Bank & Trust Company	26,226,169	(26,226,169)	—	—	—
UBS AG	281,969	(281,969)	—	—	—
	$31,285,015	$(31,283,757)	$—	$—	$1,258

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,087,867,159	$—	$1,087,867,159
Foreign Government Obligations	—	4,587,767,745	—	4,587,767,745
Short-Term Securities
Money Market Funds	26,480,000	—	—	26,480,000
	$26,480,000	$5,675,634,904	$—	$5,702,114,904
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$111,978,229	$—	$111,978,229
Liabilities
Foreign Currency Exchange Contracts	—	(31,285,015)	—	(31,285,015)
	$—	$80,693,214	$—	80,693,214

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.
140
2024 iShares Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,952,696,846	$5,675,634,904
Investments, at value—affiliated(c)	58,084,336	26,480,000
Cash	11,233	1,473
Foreign currency, at value(d)	8,584	32,924,037
Receivables:
Investments sold	54,960,892	76,630,273
Securities lending income—affiliated	24,559	—
Capital shares sold	313,082	—
Dividends— unaffiliated	—	2,442
Dividends—affiliated	143,549	114,574
Interest— unaffiliated	31,415,375	50,789,340
Unrealized appreciation on forward foreign currency exchange contracts	—	111,978,229
Total assets	4,097,658,456	5,974,555,272
LIABILITIES
Cash received as collateral for OTC derivatives	—	9,740,000
Collateral on securities loaned, at value	19,625,338	—
Payables:
Investments purchased	66,095,073	163,522,775
Capital shares redeemed	737,998	—
Deferred foreign capital gain tax	—	92,697
Foreign taxes	—	506
Investment advisory fees	197,422	332,128
Unrealized depreciation on forward foreign currency exchange contracts	—	31,285,015
Total liabilities	86,655,831	204,973,121
Commitments and contingent liabilities
NET ASSETS	$4,011,002,625	$5,769,582,151
NET ASSETS CONSIST OF
Paid-in capital	$4,310,802,693	$6,081,175,010
Accumulated loss	(299,800,068)	(311,592,859)
NET ASSETS	$4,011,002,625	$5,769,582,151
NET ASSET VALUE
Shares outstanding	85,500,000	116,850,000
Net asset value	$46.91	$49.38
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,109,244,821	$6,319,397,931
(b) Securities loaned, at value	$18,074,897	$—
(c) Investments, at cost—affiliated	$58,087,067	$26,480,000
(d) Foreign currency, at cost	$8,484	$33,314,356
See notes to financial statements.
Financial Statements
141

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$608,427	$644,129
Interest—unaffiliated	74,726,077	63,214,774
Securities lending income—affiliated—net	199,624	—
Other income—unaffiliated	56,445	1,340
Foreign taxes withheld	—	(191,838)
Total investment income	75,590,573	63,668,405
EXPENSES
Investment advisory	1,233,026	1,897,155
Litigation fees	9,278	—
Total expenses	1,242,304	1,897,155
Less:
Investment advisory fees waived	(9,667)	—
Total expenses after fees waived	1,232,637	1,897,155
Net investment income	74,357,936	61,771,250
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(19,892,770)	(53,092,612)
Investments—affiliated	3,776	—
Capital gain distributions from underlying funds—affiliated	25	—
Forward foreign currency exchange contracts	—	(379,519)
Foreign currency transactions	1	(1,163,629)
In-kind redemptions—unaffiliated(b)	(8,057,743)	(1,504,974)
	(27,946,711)	(56,140,734)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	87,708,558	190,163,520
Investments—affiliated	(7,572)	—
Forward foreign currency exchange contracts	—	51,027,042
Foreign currency translations	59	(605,004)
	87,701,045	240,585,558
Net realized and unrealized gain	59,754,334	184,444,824
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$134,112,270	$246,216,074
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(506)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(45,923)
See notes to financial statements.
142
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$74,357,936	$129,174,923	$61,771,250	$80,647,913
Net realized loss	(27,946,711)	(147,118,425)	(56,140,734)	(156,373,743)
Net change in unrealized appreciation (depreciation)	87,701,045	192,136,327	240,585,558	157,267,807
Net increase in net assets resulting from operations	134,112,270	174,192,825	246,216,074	81,541,977
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(73,640,755)(b)	(129,169,868)	(191,570,999)(b)	(90,752,615)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(93,579,645)	(1,061,646,072)	951,800,475	1,093,832,782
NET ASSETS
Total increase (decrease) in net assets	(33,108,130)	(1,016,623,115)	1,006,445,550	1,084,622,144
Beginning of period	4,044,110,755	5,060,733,870	4,763,136,601	3,678,514,457
End of period	$4,011,002,625	$4,044,110,755	$5,769,582,151	$4,763,136,601

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
143

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$46.22	$45.92	$50.73	$51.38	$50.50	$48.79
Net investment income(a)	0.85	1.30	0.85	0.84	1.18	1.42
Net realized and unrealized gain (loss)(b)	0.68	0.29	(4.80)	(0.61)	0.92	1.68
Net increase (decrease) from investment operations	1.53	1.59	(3.95)	0.23	2.10	3.10
Distributions(c)
From net investment income	(0.84)(d)	(1.29)	(0.83)	(0.88)	(1.22)	(1.39)
From net realized gain	—	—	(0.03)	—	—	—
Total distributions	(0.84)	(1.29)	(0.86)	(0.88)	(1.22)	(1.39)
Net asset value, end of period	$46.91	$46.22	$45.92	$50.73	$51.38	$50.50
Total Return(e)
Based on net asset value	3.33%(f)	3.47%	(7.86)%(g)	0.44%	4.22%	6.43%
Ratios to Average Net Assets(h)
Total expenses	0.06%(i)	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.06%(i)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	3.62%(i)	2.78%	1.75%	1.64%	2.32%	2.85%
Supplemental Data
Net assets, end of period (000)	$4,011,003	$4,044,111	$5,060,734	$6,235,133	$4,700,991	$2,863,252
Portfolio turnover rate(j)(k)	18%	38%	60%	82%	77%	83%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
144
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$48.70	$48.72	$54.84	$55.77	$55.23	$52.17
Net investment income(a)	0.56	0.91	0.63	0.56	0.55	0.55
Net realized and unrealized gain (loss)(b)	1.89	0.15	(6.12)	(1.39)	1.17	4.80
Net increase (decrease) from investment operations	2.45	1.06	(5.49)	(0.83)	1.72	5.35
Distributions(c)
From net investment income	(1.77)(d)	(1.08)	(0.60)	(0.10)	(0.46)	(2.29)
From net realized gain	—	—	(0.03)	—	(0.01)	—
Return of capital	—	—	—	—	(0.71)	—
Total distributions	(1.77)	(1.08)	(0.63)	(0.10)	(1.18)	(2.29)
Net asset value, end of period	$49.38	$48.70	$48.72	$54.84	$55.77	$55.23
Total Return(e)
Based on net asset value	5.08%(f)	2.19%	(10.05)%	(1.52)%	3.16%(g)	10.50%
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.08%	0.09%	0.09%
Net investment income	2.28%(i)	1.87%	1.21%	1.00%	0.99%	1.02%
Supplemental Data
Net assets, end of period (000)	$5,769,582	$4,763,137	$3,678,514	$3,887,844	$3,228,915	$1,828,114
Portfolio turnover rate(j)	10%	19%	11%	16%	36%	12%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
145

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
146
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the New York Stock Exchange (“NYSE”) based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
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inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of
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borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 1-5 Year USD Bond
Barclays Bank PLC	$2,514,491	$(2,514,491)	$—	$—
Barclays Capital, Inc.	386,817	(386,817)	—	—
BMO Capital Markets Corp.	43,481	(43,481)	—	—
BNP Paribas SA	—	—	—	—
BNP Paribas SA	939,182	(939,182)	—	—
BofA Securities, Inc.	1,235,568	(1,235,568)	—	—
Citigroup Global Markets, Inc.	1,159,613	(1,159,613)	—	—
Deutsche Bank Securities, Inc.	300,512	(300,512)	—	—
Goldman Sachs & Co. LLC	2,257,401	(2,257,401)	—	—
HSBC Securities (USA), Inc.	53,897	(53,897)	—	—
J.P. Morgan Securities LLC	3,365,968	(3,365,968)	—	—
Jefferies LLC	766,515	(766,515)	—	—
Morgan Stanley	1,696,190	(1,696,190)	—	—
Pershing LLC	937,427	(937,427)	—	—
RBC Capital Markets LLC	403,818	(403,818)	—	—
Scotia Capital (USA), Inc.	670,662	(670,662)	—	—
Toronto-Dominion Bank	849,832	(849,832)	—	—
UBS AG	54,104	(54,104)	—	—
UBS Securities LLC	249,874	(249,874)	—	—
Wells Fargo Securities LLC	189,545	(189,545)	—	—
	$18,074,897	$(18,074,897)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign
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currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 1-5 Year USD Bond	$9,667
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
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ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares Core International Aggregate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares Core 1-5 Year USD Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 1-5 Year USD Bond	$47,913
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$453,322,666	$425,031,372	$258,696,781	$291,537,123
Core International Aggregate Bond	—	—	868,310,606	549,417,264
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$288,032,657	$379,124,244
Core International Aggregate Bond	587,627,974	18,216,943
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Notes to Financial Statements (unaudited) (continued)
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core 1-5 Year USD Bond	$(125,545,622)
Core International Aggregate Bond	(51,718,364)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$4,168,954,541	$8,327,425	$(166,500,784)	$(158,173,359)
Core International Aggregate Bond	6,355,996,441	184,344,033	(757,532,356)	(573,188,323)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.
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Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will
Notes to Financial Statements
153

Notes to Financial Statements (unaudited) (continued)
decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Core 1-5 Year USD Bond
Shares sold	6,600,000	$312,913,933	10,700,000	$499,088,165
Shares redeemed	(8,600,000)	(406,493,578)	(33,400,000)	(1,560,734,237)
	(2,000,000)	$(93,579,645)	(22,700,000)	$(1,061,646,072)
Core International Aggregate Bond
Shares sold	19,450,000	$971,391,343	25,700,000	$1,259,372,289
Shares redeemed	(400,000)	(19,590,868)	(3,400,000)	(165,539,507)
	19,050,000	$951,800,475	22,300,000	$1,093,832,782
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
154
2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core 1-5 Year USD Bond ETF and iShares Core International Aggregate Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
155

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
156
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
157

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
158
2024 iShares Semi-Annual Report to Shareholders

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1006-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
• iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX
• iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ
• iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
Investment Objective
The iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds with remaining maturities of less than five years, as represented by the Markit iBoxx® USD Liquid High Yield 0-5 Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.29%	8.11%	3.49%	3.61%	8.11%	18.71%	42.51%
Fund Market	7.06	7.87	3.42	3.56	7.87	18.30	41.82
Index	7.26	8.13	3.85	3.92	8.13	20.82	46.85
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,072.90	$1.60	$1,000.00	$1,023.30	$1.56	0.31%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.8%
Ba	36.8
B	46.6
Caa	12.2
Ca	0.7
Not Rated	1.9
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	4.0%
1-2 Years	14.4
2-3 Years	18.6
3-4 Years	28.7
4-5 Years	34.0
5-6 Years	0.3

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
4
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
Investment Objective
The iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the ICE BofA U.S. High Yield Constrained Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.18%	9.10%	3.50%	3.62%	9.10%	18.75%	26.09%
Fund Market	8.83	8.61	3.40	3.59	8.61	18.18	25.84
Index	8.96	8.93	3.52	3.68	8.93	18.88	26.59
The inception date of the Fund was October 25, 2017. The first day of secondary market trading was October 26, 2017.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofAUS High Yield Constrained Index. Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4 pm pricing variant used from March 1, 2021 through November 30, 2023. Index data prior to July 1, 2016 is for the ICE BofA US High Yield Constrained Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,091.80	$0.47	$1,000.00	$1,024.40	$0.45	0.09%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.6%
Ba	39.1
B	44.3
Caa	12.5
Ca	1.0
Not Rated	1.5
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	57.4
5-10 Years	39.4
10-15 Years	0.9
15-20 Years	0.4
More than 20 Years	1.8

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
5

Fund Summary as of April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
Investment Objective
The iShares ESG Advanced High Yield Corporate Bond ETF  (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated high yield corporate bonds from issuers with a favorable environmental, social and governance rating as identified by the index provider, while applying extensive screens for involvement in controversial activities, as represented by the Bloomberg MSCI US High Yield Choice ESG Screened Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.26%	8.11%	2.71%	4.25%	8.11%	14.31%	38.78%
Fund Market	9.02	7.78	2.60	4.25	7.78	13.70	38.78
Index	9.05	8.05	2.83	4.47	8.05	14.98	41.16
The inception date of the Fund was June 14, 2016. The first day of secondary market trading was June 16, 2016.
Index performance through September 14, 2020 reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil&Gas Index. Index performance beginning on September 15, 2020 reflects the performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,092.60	$1.82	$1,000.00	$1,023.10	$1.76	0.35%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.8%
Ba	47.1
B	37.1
Caa	11.0
Ca	2.1
Not Rated	0.9
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	54.8
5-10 Years	42.5
10-15 Years	1.0
15-20 Years	0.2
More than 20 Years	1.2

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
6
2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® Fallen Angels USD Bond ETF
Investment Objective
The iShares Fallen Angels USD Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds that were previously rated investment grade, as represented by the Bloomberg U.S. High Yield Fallen Angel 3% Capped Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	10.33%	10.94%	5.03%	6.23%	10.94%	27.81%	61.04%
Fund Market	10.09	10.32	4.87	6.19	10.32	26.81	60.48
Index	9.55	10.09	5.48	6.60	10.09	30.56	65.51
The inception date of the Fund was June 14, 2016. The first day of secondary market trading was June 16, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,103.30	$1.31	$1,000.00	$1,023.60	$1.26	0.25%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	8.2%
Ba	62.7
B	16.4
Caa	5.3
Ca	1.0
Not Rated	6.4
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	1.3%
1-5 Years	42.3
5-10 Years	28.0
10-15 Years	11.0
15-20 Years	6.9
More than 20 Years	10.5

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary
7

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
8
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 05/13/24)(a)	$6,850	$6,370,151
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(a)(b)	10,853	10,050,371
7.75%, 04/15/28 (Call 05/31/24)(a)(b)	8,550	7,246,125
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	6,615	6,801,283
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(a)(b)	8,475	4,673,962
Lamar Media Corp.
3.75%, 02/15/28 (Call 05/16/24)(b)	5,210	4,801,341
4.88%, 01/15/29 (Call 05/31/24)(b)	3,980	3,756,324
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(a)(b)	4,605	4,096,688
5.00%, 08/15/27 (Call 05/13/24)(a)(b)	5,886	5,598,186
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 05/31/24)(a)	3,821	3,649,055
		57,043,486
Aerospace & Defense — 2.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (Call 03/15/26)(a)(b)	4,905	4,923,394
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(a)	6,880	6,704,169
7.13%, 06/15/26 (Call 05/31/24)(a)	2,065	2,083,730
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	6,575	6,710,555
7.88%, 04/15/27 (Call 05/31/24)(a)(b)	14,010	13,905,065
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 05/13/24)(a)(b)	3,740	3,728,914
Moog Inc., 4.25%, 12/15/27 (Call 05/31/24)(a)	4,615	4,307,664
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	7,261	6,992,996
5.75%, 10/15/27 (Call 07/15/27)(a)	7,585	7,504,409
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)(b)	6,290	5,791,832
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)(b)	10,050	9,208,312
5.50%, 11/15/27 (Call 05/31/24)	22,250	21,610,312
6.38%, 03/01/29 (Call 03/01/26)(a)	16,800	16,661,195
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	17,500	17,570,525
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)(b)	8,832	9,143,328
		136,846,400
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 05/13/24)(a)(b)	4,525	4,389,657
Vector Group Ltd.
5.75%, 02/01/29 (Call 05/31/24)(a)	7,785	7,081,859
10.50%, 11/01/26 (Call 05/31/24)(a)(b)	4,326	4,354,557
		15,826,073
Airlines — 2.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)(b)	10,472	9,926,689
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	4,992	4,821,523
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	4,183	4,067,968
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(a)(b)	6,565	6,612,268
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	18,115	17,910,877
5.75%, 04/20/29(a)(b)	14,825	14,306,125
Security	Par (000)	Value
Airlines (continued)
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	$7,464	$7,347,562
4.38%, 04/19/28 (Call 01/19/28)(b)	4,025	3,847,920
7.38%, 01/15/26 (Call 12/15/25)	7,076	7,232,380
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(a)(b)	10,459	9,807,110
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.00%, 09/20/25 (Call 05/13/24)(a)(b)	4,585	3,584,150
8.00%, 09/20/25 (Call 05/13/24)(a)	5,116	3,998,891
United Airlines Holdings Inc., 4.88%, 01/15/25	2,859	2,830,619
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	17,518	16,847,937
4.63%, 04/15/29 (Call 10/15/28)(a)	5,331	4,917,474
VistaJet Malta Finance PLC/Vista Management Holding Inc.
7.88%, 05/01/27 (Call 05/31/24)(a)(b)	4,091	3,628,137
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	4,440	3,967,173
		125,654,803
Apparel — 0.3%
Crocs Inc., 4.25%, 03/15/29 (Call 05/31/24)(a)(b)	3,540	3,156,795
Hanesbrands Inc., 4.88%, 05/15/26 (Call 02/15/26)(a)(b)	7,950	7,694,487
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	5,393	5,080,476
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/24)(a)	4,506	4,382,648
		20,314,406
Auto Manufacturers — 0.7%
Allison Transmission Inc., 4.75%, 10/01/27 (Call 05/13/24)(a)(b)	3,695	3,521,046
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Call 03/15/26)(a)(b)	8,360	8,157,772
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	4,525	4,200,625
5.88%, 01/15/28 (Call 05/31/24)(a)(b)	4,925	4,767,154
7.75%, 10/15/25 (Call 05/13/24)(a)	5,786	5,804,824
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 05/31/24)(a)(b)	5,561	4,858,924
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 05/31/24)(a)	5,483	5,558,391
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	3,630	3,262,076
		40,130,812
Auto Parts & Equipment — 2.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(a)(b)	7,287	7,008,108
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	4,550	4,592,282
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (Call 05/31/24)(b)	4,499	4,440,091
6.88%, 07/01/28 (Call 05/13/24)(b)	3,580	3,551,765
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(a)(b)	3,783	3,787,729
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(a)	7,286	7,265,422
6.75%, 05/15/28 (Call 05/15/25)(a)	6,625	6,641,770
8.50%, 05/15/27 (Call 05/31/24)(a)(b)	16,499	16,510,193
Schedule of Investments
9

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Cooper-Standard Automotive Inc.
10.63%, 05/15/27 (Call 01/31/25), (10.63% PIK)(a)(c)	$3,240	$2,442,150
13.50%, 03/31/27 (Call 01/31/25), (9% Cash and 4.5% PIK)(a)(b)(c)	2,186	2,335,916
Dana Inc.
5.38%, 11/15/27 (Call 05/13/24)(b)	3,579	3,458,209
5.63%, 06/15/28 (Call 05/13/24)(b)	3,955	3,816,802
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	6,227	5,956,103
5.00%, 05/31/26 (Call 05/31/24)(b)	7,350	7,102,342
9.50%, 05/31/25 (Call 05/16/24)	6,555	6,579,581
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(a)(c)	1,800	1,735,488
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(a)(b)(c)	3,860	3,787,927
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(a)	605	606,664
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 05/31/24)(a)(b)	5,339	4,579,687
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	16,240	15,137,525
Titan International Inc., 7.00%, 04/30/28 (Call 05/16/24)	3,625	3,520,792
ZF North America Capital Inc.
4.75%, 04/29/25(a)	8,816	8,670,375
6.88%, 04/14/28 (Call 03/14/28)(a)	5,285	5,324,638
		128,851,559
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(a)	4,756	4,576,758
7.63%, 05/01/26 (Call 05/16/24)(a)	4,606	4,578,594
12.00%, 10/01/28 (Call 10/01/25)(a)	6,875	7,348,937
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	16,646	16,600,387
5.71%, 01/15/26(a)(b)	12,810	12,620,604
Popular Inc., 7.25%, 03/13/28 (Call 02/13/28)	3,290	3,303,903
		49,029,183
Beverages — 0.1%
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 05/31/24)(a)(b)	6,500	5,828,615
Building Materials — 1.3%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(a)(b)	4,725	4,969,578
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)(b)	6,280	6,170,979
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 05/31/24)(a)(b)	4,560	4,106,006
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 05/31/24)(a)	5,704	5,749,632
Griffon Corp., 5.75%, 03/01/28 (Call 05/31/24)	8,660	8,377,857
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 05/31/24)(a)(b)	3,828	3,680,622
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 05/31/24)(a)(b)	3,635	3,448,933
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 05/31/24)(a)(b)	2,925	2,619,389
Masonite International Corp., 5.38%, 02/01/28 (Call 05/31/24)(a)(b)	3,995	3,997,684
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)(b)	5,190	4,873,283
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28 (Call 05/31/24)(a)	$9,805	$9,486,338
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 05/31/24)(a)	8,770	8,252,570
5.00%, 02/15/27 (Call 05/31/24)(a)	7,717	7,428,899
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 05/13/24)(a)	5,780	5,555,885
		78,717,655
Chemicals — 2.8%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 05/31/24)(a)	5,587	5,796,512
ASP Unifrax Holdings Inc., 5.25%, 09/30/28 (Call 09/30/24)(a)	6,675	4,236,643
Avient Corp., 5.75%, 05/15/25 (Call 05/31/24)(a)	5,308	5,281,460
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(a)(b)	6,205	5,413,925
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)(b)	4,466	4,275,302
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	4,607	4,367,574
5.75%, 11/15/28 (Call 05/13/24)(a)(b)	7,000	6,416,812
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	4,881	4,547,140
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(a)	7,100	6,395,041
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/24)(a)(b)	4,507	4,231,256
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/31/24)(a)	3,220	2,788,599
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 05/31/24)(a)	4,100	4,012,721
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(a)(b)	3,805	3,738,413
7.50%, 04/15/29 (Call 04/15/26)(a)	6,150	6,177,009
INEOS Quattro Finance 2 PLC
3.38%, 01/15/26 (Call 05/31/24)(a)	2,028	1,916,460
9.63%, 03/15/29 (Call 11/15/25)(a)(b)	1,160	1,225,343
Ingevity Corp., 3.88%, 11/01/28 (Call 05/31/24)(a)(b)	4,905	4,374,102
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 05/31/24)(a)(b)	3,165	3,120,830
Methanex Corp., 5.13%, 10/15/27 (Call 04/15/27)	6,161	5,907,575
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 05/13/24)(a)	3,575	3,392,637
NOVA Chemicals Corp.
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	4,182	4,108,207
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	9,140	8,580,175
8.50%, 11/15/28 (Call 11/15/25)(a)	3,385	3,553,734
Olin Corp., 5.13%, 09/15/27 (Call 05/31/24)(b)	4,470	4,308,379
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	7,170	6,441,958
9.75%, 11/15/28 (Call 06/01/25)(a)(b)	14,785	15,686,397
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 05/16/24)(a)	4,401	3,905,757
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/31/24)(a)(b)	9,835	9,146,550
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 05/31/24)(a)(b)	6,820	6,541,539
SNF Group SACA, 3.13%, 03/15/27 (Call 05/31/24)(a)	3,225	2,962,140
10
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(a)(b)	$9,500	$8,448,089
WR Grace Holdings LLC, 4.88%, 06/15/27 (Call 05/31/24)(a)	6,589	6,225,090
		167,523,369
Commercial Services — 4.8%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(a)	3,775	3,586,250
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(a)	5,128	5,027,757
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(a)	3,728	3,746,041
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 05/31/24)(a)(b)	7,877	7,847,067
9.75%, 07/15/27 (Call 05/31/24)(a)(b)	9,320	9,278,526
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (Call 06/01/24)(a)	17,568	15,743,994
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 05/13/24)(a)(b)	2,925	2,591,141
4.63%, 10/01/27 (Call 05/31/24)(a)(b)	4,500	4,222,526
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/24)(a)(b)	4,160	4,121,325
APX Group Inc., 6.75%, 02/15/27 (Call 05/31/24)(a)(b)	5,299	5,255,177
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(a)(b)	4,537	4,010,164
5.38%, 03/01/29 (Call 05/31/24)(a)(b)	5,075	4,498,036
5.75%, 07/15/27 (Call 05/13/24)(a)	3,751	3,563,450
5.75%, 07/15/27 (Call 05/31/24)(a)(b)	3,166	2,974,607
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(b)	8,745	8,187,774
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(a)	5,340	5,010,134
5.50%, 07/15/25 (Call 05/31/24)(a)	3,170	3,151,218
Champions Financing Inc., 8.75%, 02/15/29 (Call 02/15/26)(a)(b)	5,290	5,384,585
Cimpress PLC, 7.00%, 06/15/26 (Call 05/16/24)	5,180	5,153,582
CoreCivic Inc., 8.25%, 04/15/29 (Call 04/15/26)	4,045	4,180,427
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/31/24)(a)(b)	6,610	5,707,465
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(a)	5,163	4,899,580
7.75%, 02/15/28 (Call 02/15/25)(a)	3,735	3,763,012
9.50%, 11/01/27 (Call 05/31/24)(a)	5,619	5,590,905
GEO Group Inc. (The), 8.63%, 04/15/29 (Call 04/15/26)(a)	3,395	3,450,169
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/13/24)(a)	3,480	3,445,374
Grand Canyon University
4.13%, 10/01/24	4,241	4,154,017
5.13%, 10/01/28 (Call 08/01/28)(b)	3,625	3,254,482
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(a)	10,430	10,133,892
Hertz Corp. (The), 4.63%, 12/01/26 (Call 05/31/24)(a)	4,531	3,511,525
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(a)(b)	3,625	3,438,929
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 05/31/24)(a)	3,147	3,099,795
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	9,035	7,345,636
Security	Par (000)	Value
Commercial Services (continued)
5.75%, 11/01/28 (Call 05/31/24)(a)(b)	$8,385	$6,130,791
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	550	519,750
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 05/31/24)(a)	1,719	1,598,757
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	8,776	7,987,301
5.75%, 04/15/26(a)	11,020	10,882,250
6.25%, 01/15/28 (Call 05/31/24)(a)(b)	11,298	11,028,859
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	7,768	6,849,800
11.25%, 12/15/27 (Call 06/15/25)(a)	4,860	4,522,230
Service Corp. International/U.S., 4.63%, 12/15/27 (Call 05/31/24)	4,885	4,653,630
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 05/31/24)(a)	4,006	3,851,941
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)	6,765	6,289,826
TriNet Group Inc., 3.50%, 03/01/29 (Call 05/31/24)(a)	4,125	3,616,924
United Rentals North America Inc.
3.88%, 11/15/27 (Call 05/13/24)	6,905	6,434,890
4.88%, 01/15/28 (Call 05/13/24)(b)	14,284	13,687,810
5.50%, 05/15/27 (Call 05/31/24)	4,055	3,994,679
Upbound Group Inc., 6.38%, 02/15/29 (Call 05/31/24)(a)(b)	4,025	3,864,000
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(a)	8,610	8,628,899
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 05/31/24)(a)(b)	7,445	7,214,391
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(a)	4,255	3,930,709
6.13%, 06/15/25 (Call 05/16/24)(a)	4,127	4,111,524
		289,127,523
Computers — 1.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/31/24)(a)(b)	3,600	3,269,700
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(a)	4,972	4,643,450
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 05/13/24)	6,680	5,835,458
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	8,316	8,829,205
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(a)	5,880	5,413,092
5.13%, 04/15/29 (Call 05/31/24)(a)(b)	9,560	8,778,470
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 05/31/24)(a)	4,564	4,565,997
8.25%, 02/01/28 (Call 05/31/24)(a)	4,675	4,727,594
Science Applications International Corp., 4.88%, 04/01/28 (Call 05/31/24)(a)	3,655	3,447,449
Seagate HDD Cayman
4.75%, 01/01/25	3,955	3,912,628
4.88%, 06/01/27 (Call 03/01/27)	4,586	4,428,379
Unisys Corp., 6.88%, 11/01/27 (Call 05/31/24)(a)	4,397	3,829,015
Vericast Corp., 11.00%, 09/15/26 (Call 05/31/24)(a)	9,227	9,919,423
Virtusa Corp., 7.13%, 12/15/28 (Call 05/31/24)(a)(b)	3,180	2,848,877
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	19,859	19,299,997
		93,748,734
Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(a)	$5,645	$5,540,398
6.50%, 04/15/26 (Call 05/31/24)(a)(b)	488	488,084
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)(b)	4,395	4,094,758
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(a)	1,000	904,740
5.50%, 06/01/28 (Call 05/31/24)(a)	6,755	6,519,462
		17,547,442
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 05/31/24)(a)	6,290	5,789,064
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/31/24)(a)	5,799	5,645,442
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 05/31/24)(a)	4,775	4,684,047
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 05/31/24)(a)(b)	3,343	3,352,890
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(a)	11,105	9,827,925
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)	4,853	4,900,462
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/31/24)(a)(d)(e)	5,855	781,643
9.00%, 11/15/26 (Call 05/31/24)(a)(b)(d)(e)	9,112	1,216,452
		36,197,925
Diversified Financial Services — 5.0%
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(a)	4,460	4,311,348
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)	4,431	4,564,522
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	9,373	9,293,711
Aretec Group Inc., 7.50%, 04/01/29 (Call 05/31/24)(a)	3,450	3,255,041
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(a)	7,475	7,760,335
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 05/31/24)(a)	3,625	3,490,120
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 05/31/24)(a)	3,785	3,644,497
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)(b)	8,980	7,500,545
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(b)	3,932	3,919,512
9.25%, 12/15/28 (Call 12/15/25)(a)	5,375	5,693,353
Encore Capital Group Inc., 9.25%, 04/01/29 (Call 04/01/26)(a)(b)	3,765	3,845,006
Enova International Inc.
8.50%, 09/15/25 (Call 05/31/24)(a)(b)	3,391	3,383,237
11.25%, 12/15/28 (Call 12/15/25)(a)	3,770	4,007,171
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 05/31/24)(a)(b)	2,580	2,011,110
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	4,535	4,572,459
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(a)	2,690	2,690,000
8.00%, 02/15/27 (Call 08/15/26)(a)	6,415	6,566,073
8.00%, 06/15/28 (Call 12/15/27)(a)	5,475	5,635,691
7.75%, 05/15/26 (Call 11/15/25)(a)	3,570	3,626,730
Security	Par (000)	Value
Diversified Financial Services (continued)
goeasy Ltd., 9.25%, 12/01/28 (Call 12/01/25)(a)(b)	$4,880	$5,151,780
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)(b)	3,580	2,720,800
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	8,850	7,964,204
Jefferson Capital Holdings LLC, 9.50%, 02/15/29 (Call 02/15/26)(a)	3,600	3,661,560
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(a)(b)	4,455	3,357,956
6.50%, 11/01/25 (Call 05/31/24)(a)	4,475	4,243,687
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(a)	3,370	3,362,295
8.13%, 03/30/29 (Call 09/30/25)(a)	4,750	4,966,355
8.38%, 05/01/28 (Call 05/01/25)(a)	4,495	4,718,061
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/16/24)(a)	8,730	7,897,245
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(a)(b)	4,542	4,417,592
5.50%, 08/15/28 (Call 05/31/24)(a)	7,585	7,148,863
6.00%, 01/15/27 (Call 05/31/24)(a)	5,342	5,234,029
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)(b)	4,655	4,193,596
5.00%, 03/15/27 (Call 09/15/26)(b)	6,319	5,955,197
5.50%, 03/15/29 (Call 06/15/28)(b)	6,340	5,667,299
5.88%, 10/25/24	4,110	4,099,153
6.75%, 06/25/25	4,172	4,166,785
6.75%, 06/15/26(b)	4,617	4,603,249
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)	6,550	6,023,298
3.88%, 09/15/28 (Call 09/15/24)	5,260	4,625,578
6.63%, 01/15/28 (Call 07/15/27)	7,190	7,163,806
6.88%, 03/15/25	10,214	10,273,398
7.13%, 03/15/26	13,971	14,097,019
9.00%, 01/15/29 (Call 07/15/25)	8,085	8,479,144
Osaic Holdings Inc., 10.75%, 08/01/27 (Call 05/31/24)(a)(b)	2,913	3,016,179
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 05/31/24)(a)	3,656	3,422,359
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	5,835	5,182,054
5.38%, 10/15/25 (Call 05/31/24)(a)	5,554	5,472,023
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 05/31/24)(a)(b)	3,391	3,241,012
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	3,660	3,567,960
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(a)	10,014	9,188,760
3.63%, 03/01/29 (Call 05/31/24)(a)(b)	6,195	5,445,405
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	4,814	4,456,173
4.20%, 10/29/25 (Call 09/29/25)	4,394	4,238,584
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(a)	7,016	6,908,246
5.50%, 04/15/29 (Call 05/13/24)(a)	5,150	4,776,625
5.75%, 06/15/27 (Call 06/15/24)(a)	4,511	4,319,766
		297,197,556
Electric — 2.5%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	3,645	3,298,725
12
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Calpine Corp.
4.50%, 02/15/28 (Call 05/31/24)(a)	$11,095	$10,330,693
4.63%, 02/01/29 (Call 05/31/24)(a)(b)	5,760	5,285,749
5.13%, 03/15/28 (Call 05/31/24)(a)	12,120	11,485,385
5.25%, 06/01/26 (Call 05/31/24)(a)	3,400	3,346,046
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 05/13/24)(a)	7,560	7,132,104
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	3,390	3,303,792
4.35%, 04/15/29 (Call 01/15/29)	1,625	1,460,355
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/02/24)(a)	4,480	4,475,054
FirstEnergy Corp., Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	9,957	9,384,074
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	4,700	4,382,677
4.25%, 07/15/24 (Call 05/31/24)(a)(b)	5,768	5,724,740
4.25%, 09/15/24 (Call 07/15/24)(a)	5	4,873
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	5,010	4,665,562
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	6,855	6,924,193
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(a)(b)	4,850	4,248,752
5.75%, 01/15/28 (Call 05/16/24)(b)	7,065	6,933,591
6.63%, 01/15/27 (Call 05/16/24)(b)	3,269	3,260,518
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 05/31/24)(a)	6,220	5,552,283
PG&E Corp., 5.00%, 07/01/28 (Call 05/13/24)(b)	8,847	8,421,331
Pike Corp., 5.50%, 09/01/28 (Call 05/31/24)(a)	6,472	6,131,228
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/31/24)(a)	3,285	3,224,735
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 05/13/24)(a)	10,603	10,112,777
5.50%, 09/01/26 (Call 05/13/24)(a)	8,835	8,620,663
5.63%, 02/15/27 (Call 05/13/24)(a)	10,616	10,331,138
		148,041,038
Electrical Components & Equipment — 0.7%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(a)(b)	6,775	5,948,247
4.75%, 06/15/28 (Call 05/31/24)(a)(b)	5,200	4,719,000
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)	5,955	5,917,781
7.13%, 06/15/25 (Call 05/31/24)(a)	12,586	12,589,776
7.25%, 06/15/28 (Call 05/31/24)(a)	10,615	10,787,494
		39,962,298
Electronics — 0.5%
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)(b)	8,500	8,739,505
Likewize Corp., 9.75%, 10/15/25 (Call 05/13/24)(a)	3,495	3,526,440
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(a)	6,800	6,081,920
5.00%, 10/01/25(a)	6,241	6,147,385
TTM Technologies Inc., 4.00%, 03/01/29 (Call 05/31/24)(a)(b)	4,830	4,327,197
		28,822,447
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26 (Call 05/31/24)(a)	3,326	2,054,879
11.75%, 10/01/28 (Call 04/01/28)(a)(b)	3,375	2,063,391
Security	Par (000)	Value
Energy - Alternate Sources (continued)
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	$6,206	$5,790,198
		9,908,468
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	8,498	8,250,311
Arcosa Inc., 4.38%, 04/15/29 (Call 05/31/24)(a)	300	272,250
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 05/31/24)(a)	3,658	3,600,960
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)	292	268,382
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	5,070	4,754,342
TopBuild Corp., 3.63%, 03/15/29 (Call 05/31/24)(a)	3,400	3,051,500
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/02/24)(a)(b)	3,890	3,889,222
11.88%, 04/30/29 (Call 04/30/26)(a)(b)	820	838,962
VM Consolidated Inc., 5.50%, 04/15/29 (Call 05/31/24)(a)(b)	2,950	2,776,687
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 05/31/24)(a)	3,680	3,367,200
		31,069,816
Entertainment — 3.5%
Affinity Interactive, 6.88%, 12/15/27 (Call 05/31/24)(a)	4,970	4,436,471
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)(b)	8,130	5,579,538
Caesars Entertainment Inc., 8.13%, 07/01/27 (Call 05/13/24)(a)(b)	15,194	15,383,925
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)(b)	3,745	3,626,546
5.50%, 05/01/25 (Call 05/02/24)(a)	7,747	7,736,542
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)	6,170	5,819,030
5.50%, 04/01/27 (Call 05/31/24)(a)(b)	5,350	5,205,497
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	7,031	6,500,335
5.88%, 03/15/26 (Call 05/31/24)(a)	3,651	3,603,446
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(a)	6,755	6,510,131
5.25%, 01/15/29 (Call 05/31/24)(a)	6,885	6,506,239
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	6,760	6,746,027
6.50%, 02/15/25 (Call 08/15/24)(a)	4,079	4,081,020
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	4,481	4,253,749
Light & Wonder International Inc., 7.00%, 05/15/28 (Call 05/16/24)(a)	5,715	5,740,351
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(a)	4,515	4,096,008
4.75%, 10/15/27 (Call 05/31/24)(a)(b)	8,590	8,082,955
4.88%, 11/01/24 (Call 05/31/24)(a)(b)	4,566	4,528,778
6.50%, 05/15/27 (Call 05/31/24)(a)	10,420	10,427,676
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/31/24)(a)(b)	8,285	8,062,341
5.25%, 04/26/26 (Call 05/31/24)(a)	4,517	4,336,320
5.63%, 07/17/27 (Call 05/31/24)(a)(b)	5,421	5,117,989
5.75%, 07/21/28 (Call 05/31/24)(a)	7,485	6,949,876
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	3,926	3,882,576
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 05/16/24)(a)(b)	5,774	5,749,460
Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
8.00%, 02/01/26 (Call 05/31/24)(a)	$9,851	$9,358,746
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(a)(b)	3,605	3,474,414
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)	3,549	3,649,069
Penn Entertainment Inc., 5.63%, 01/15/27 (Call 05/31/24)(a)(b)	3,951	3,766,782
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 05/13/24)(a)(b)	3,246	3,100,871
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	9,000	7,978,950
Six Flags Entertainment Corp., 5.50%, 04/15/27 (Call 05/31/24)(a)(b)	4,595	4,425,416
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 05/31/24)(a)(b)	3,198	3,201,486
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 05/31/24)(a)(b)	3,200	3,008,000
Universal Entertainment Corp., 8.75%, 12/11/24 (Call 05/31/24)(a)(b)(f)	6,365	6,841,779
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/31/24)(a)	4,800	4,801,172
		206,569,511
Environmental Control — 0.8%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 05/31/24)(a)	4,860	4,683,232
Enviri Corp., 5.75%, 07/31/27 (Call 05/31/24)(a)(b)	4,456	4,162,662
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	6,675	5,994,430
3.75%, 08/01/25 (Call 05/31/24)(a)(b)	6,232	6,055,634
4.00%, 08/01/28 (Call 05/13/24)(a)	6,675	6,034,896
4.25%, 06/01/25 (Call 05/31/24)(a)(b)	4,085	4,022,622
5.13%, 12/15/26 (Call 05/31/24)(a)	4,468	4,346,684
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)(b)	6,280	5,824,700
Stericycle Inc., 3.88%, 01/15/29 (Call 05/16/24)(a)	4,530	4,030,568
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/24)(a)	4,775	4,661,594
		49,817,022
Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(a)	6,656	6,321,416
3.50%, 03/15/29 (Call 05/31/24)(a)	11,350	10,009,338
4.63%, 01/15/27 (Call 05/31/24)(a)	11,002	10,532,902
5.88%, 02/15/28 (Call 05/31/24)(a)	6,495	6,348,863
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	6,740	6,740,000
7.50%, 03/15/26 (Call 05/31/24)(a)	4,909	4,974,682
B&G Foods Inc.
5.25%, 09/15/27 (Call 05/31/24)(b)	4,952	4,571,637
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	5,065	5,238,707
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 05/31/24)(a)	3,630	2,782,395
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 05/31/24)(a)(b)	4,175	3,868,485
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29 (Call 02/15/26)(a)	6,800	6,846,750
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	4,505	4,288,760
Security	Par (000)	Value
Food (continued)
Performance Food Group Inc., 5.50%, 10/15/27 (Call 05/31/24)(a)	$9,490	$9,185,845
Post Holdings Inc., 5.63%, 01/15/28 (Call 05/16/24)(a)(b)	7,690	7,477,046
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/13/24)(a)	4,674	4,420,630
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 05/31/24)(a)(b)	7,125	6,125,933
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 05/16/24)(b)	4,471	3,965,777
U.S. Foods Inc.
4.75%, 02/15/29 (Call 05/31/24)(a)	8,175	7,612,163
6.88%, 09/15/28 (Call 09/15/25)(a)	4,500	4,548,316
United Natural Foods Inc., 6.75%, 10/15/28 (Call 05/31/24)(a)(b)	4,420	3,392,350
		119,251,995
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(a)(b)	4,768	4,721,607
5.00%, 02/01/28 (Call 05/31/24)(a)	10,100	9,607,625
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/31/24)(a)(b)	3,875	3,642,888
		17,972,120
Forest Products & Paper — 0.2%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	5,709	4,990,530
Mercer International Inc., 5.13%, 02/01/29 (Call 05/13/24)(b)	7,791	6,817,125
		11,807,655
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	5,715	5,679,186
5.75%, 05/20/27 (Call 02/20/27)	4,797	4,642,027
5.88%, 08/20/26 (Call 05/20/26)(b)	6,140	6,041,600
9.38%, 06/01/28 (Call 06/01/25)(a)	4,495	4,674,800
		21,037,613
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28 (Call 06/15/25)(a)(b)	3,865	4,212,850
Health Care - Products — 1.0%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 05/31/24)(a)	12,665	11,825,944
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	12,375	12,768,649
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(a)(b)	8,621	7,562,772
4.63%, 02/01/28 (Call 05/31/24)(a)	3,585	3,404,107
Medline Borrower LP, 3.88%, 04/01/29 (Call 10/01/24)(a)	6,440	5,762,126
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(a)	7,550	7,500,547
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)	4,400	4,061,809
4.63%, 11/15/27 (Call 05/16/24)(b)	4,464	4,239,046
		57,125,000
Health Care - Services — 3.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 05/31/24)(a)	3,925	3,673,879
5.50%, 07/01/28 (Call 05/31/24)(a)	4,080	3,922,835
14
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Akumin Inc.
8.00%, 08/01/28 (Call 08/01/24)(a)	$1,598	$1,250,435
9.00%, 08/01/27 (Call 05/13/24), (8.00% Cash and 2.00% PIK)(a)(b)(c)	2,278	1,888,669
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(a)(b)	50	47,648
5.00%, 07/15/27 (Call 05/31/24)(a)(b)	4,036	3,955,953
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(a)(b)	4,500	4,034,097
4.25%, 05/01/28 (Call 05/16/24)(a)	4,530	4,218,563
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 05/16/24)(a)(b)	16,489	15,108,046
6.00%, 01/15/29 (Call 05/16/24)(a)	7,700	6,699,982
6.88%, 04/01/28 (Call 05/16/24)(a)(b)	6,450	4,413,090
6.88%, 04/15/29 (Call 05/31/24)(a)	6,021	4,455,841
8.00%, 03/15/26 (Call 05/31/24)(a)(b)	9,924	9,881,823
8.00%, 12/15/27 (Call 05/16/24)(a)(b)	6,135	6,004,202
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)(b)	7,320	6,877,048
5.75%, 09/15/25 (Call 05/31/24)	2,870	2,854,610
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/31/24)(a)	30	28,339
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)	6,230	6,577,470
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	9,131	8,927,790
5.00%, 05/15/27 (Call 05/31/24)(a)	9,595	9,262,149
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(a)(b)	5,526	5,173,176
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(a)	4,470	3,573,393
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(a)(b)	4,444	4,334,150
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 05/31/24)(a)	7,029	6,519,397
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 05/31/24)(a)	7,895	7,868,552
Quorum Health Corp., 11.63%, 04/15/23(g)	2,653	—
Radiology Partners Inc., 8.50%, 01/31/29 (Call 05/31/24), (5.00% Cash and 3.50% PIK)(a)(b)(c)	5,322	4,909,561
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(a)	12,291	12,237,534
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(a)(b)	10,326	10,330,057
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 05/16/24)(a)	100	93,000
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 05/16/24)	5,175	4,859,998
5.13%, 11/01/27 (Call 05/16/24)	12,519	12,116,639
6.13%, 10/01/28 (Call 05/31/24)(b)	21,125	20,840,657
6.25%, 02/01/27 (Call 05/16/24)(b)	12,489	12,446,288
U.S. Acute Care Solutions LLC
6.38%, 03/01/26 (Call 05/31/24)(a)(b)	6,294	6,372,675
9.75%, 05/15/29 (Call 05/15/26)(a)	5,990	5,892,662
US Renal Care Inc., 10.63%, 07/15/27 (Call 05/31/24)(a)	1,325	864,563
		222,514,771
Security	Par (000)	Value
Holding Companies - Diversified — 1.0%
Benteler International AG, Class A, 10.50%, 05/15/28 (Call 05/15/25)(a)	$4,400	$4,677,928
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(a)	7,550	7,056,985
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	6,641	5,584,501
4.75%, 09/15/24 (Call 06/15/24)(b)	8,781	8,724,802
5.25%, 05/15/27 (Call 11/15/26)	12,552	11,537,472
6.25%, 05/15/26 (Call 05/31/24)	10,196	9,915,916
6.38%, 12/15/25 (Call 05/31/24)	6,678	6,561,135
9.75%, 01/15/29 (Call 10/15/28)(a)	5,880	6,063,515
		60,122,254
Home Builders — 0.9%
Beazer Homes USA Inc., 5.88%, 10/15/27 (Call 05/16/24)(b)	3,271	3,176,595
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 05/31/24)(a)	5,638	5,422,076
Century Communities Inc., 6.75%, 06/01/27 (Call 05/31/24)(b)	4,010	4,010,120
Empire Communities Corp.
7.00%, 12/15/25 (Call 05/31/24)(a)(b)	3,741	3,773,032
9.75%, 05/01/29 (Call 05/01/26)(a)	1,390	1,416,799
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/31/24)(a)	3,621	3,435,877
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	3,635	3,773,766
M/I Homes Inc., 4.95%, 02/01/28 (Call 05/16/24)	3,600	3,408,433
Mattamy Group Corp., 5.25%, 12/15/27 (Call 05/31/24)(a)(b)	4,560	4,360,500
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 05/31/24)	4,082	3,829,824
Taylor Morrison Communities Inc.
5.75%, 01/15/28 (Call 10/15/27)(a)	4,035	3,934,125
5.88%, 06/15/27 (Call 03/15/27)(a)	4,725	4,655,102
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	3,691	3,686,857
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	3,250	3,146,406
		52,029,512
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29 (Call 05/31/24)(a)	6,500	5,762,069
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 05/16/24)(a)(b)	5,400	4,703,130
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 05/31/24)(a)	4,252	4,103,180
7.00%, 12/31/27 (Call 05/31/24)(a)	4,684	4,528,052
		13,334,362
Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 05/31/24)(a)	6,112	6,066,160
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	3,921	3,862,268
5.70%, 04/01/26 (Call 01/01/26)(b)	16,989	16,685,619
Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares (continued)
6.38%, 09/15/27 (Call 06/15/27)(b)	$4,486	$4,394,037
		31,008,084
Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)(b)	6,515	5,832,098
8.25%, 02/01/29 (Call 02/01/26)(a)	8,005	7,937,038
10.13%, 08/01/26 (Call 05/31/24)(a)	3,329	3,438,492
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(a)	6,755	6,293,566
6.75%, 10/15/27 (Call 05/31/24)(a)	11,823	11,616,097
6.75%, 04/15/28 (Call 04/15/25)(a)	10,205	10,164,839
AmWINS Group Inc., 6.38%, 02/15/29 (Call 02/15/26)(a)	6,605	6,518,474
AssuredPartners Inc., 5.63%, 01/15/29 (Call 05/31/24)(a)	5,175	4,715,719
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 05/31/24)(a)	4,050	3,689,275
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(a)(b)	3,938	3,938,920
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., 7.63%, 10/15/25 (Call 05/31/24), (6.25% Cash and 8.37% PIK)(a)(c)	4,205	4,205,000
		68,349,518
Internet — 2.4%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/31/24)(a)	3,575	3,241,520
ANGI Group LLC, 3.88%, 08/15/28 (Call 05/13/24)(a)(b)	4,500	3,800,250
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)(b)	8,295	7,102,050
6.13%, 12/01/28 (Call 05/31/24)(a)	4,445	3,611,563
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 05/13/24)(a)	4,066	3,583,163
5.63%, 09/15/28 (Call 05/13/24)(a)	3,765	3,040,238
Cars.com Inc., 6.38%, 11/01/28 (Call 05/31/24)(a)	3,575	3,413,124
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	4,546	4,278,923
7.00%, 06/15/27 (Call 06/15/24)(a)	4,086	4,033,699
Gen Digital Inc.
5.00%, 04/15/25 (Call 05/13/24)(a)	8,839	8,731,871
6.75%, 09/30/27 (Call 09/30/24)(a)(b)	7,938	7,958,639
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(b)	4,255	3,772,837
5.25%, 12/01/27 (Call 05/31/24)(a)(b)	5,405	5,215,602
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 05/13/24)(a)(b)	4,575	4,102,631
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/31/24)(a)	4,045	3,686,753
Match Group Holdings II LLC
4.63%, 06/01/28 (Call 05/31/24)(a)	4,469	4,126,516
5.00%, 12/15/27 (Call 05/31/24)(a)(b)	4,050	3,833,406
5.63%, 02/15/29 (Call 05/13/24)(a)(b)	3,530	3,350,908
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 05/31/24)(a)(b)	5,995	3,445,986
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 05/31/24)(a)(b)	5,964	4,474,789
11.75%, 10/15/28 (Call 10/15/25)(a)(b)	4,615	4,934,589
Security	Par (000)	Value
Internet (continued)
Rakuten Group Inc.
9.75%, 04/15/29(a)	$3,890	$3,840,597
10.25%, 11/30/24(a)	50	51,045
11.25%, 02/15/27(a)	15,585	16,201,443
Shutterfly Finance LLC, 8.50%, 10/01/27 (Call 06/09/25), (4.25% Cash and 4.25% PIK )(a)(c)	350	281,254
TripAdvisor Inc., 7.00%, 07/15/25 (Call 05/13/24)(a)(b)	3,980	4,000,099
Uber Technologies Inc.
6.25%, 01/15/28 (Call 05/13/24)(a)(b)	4,480	4,475,878
7.50%, 09/15/27 (Call 05/21/24)(a)(b)	9,461	9,639,872
8.00%, 11/01/26 (Call 05/31/24)(a)	11,424	11,496,999
		143,726,244
Iron & Steel — 0.9%
Algoma Steel Inc., 9.13%, 04/15/29 (Call 04/15/26)(a)	2,850	2,814,375
ATI Inc., 5.88%, 12/01/27 (Call 05/31/24)(b)	3,165	3,100,081
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/31/24)(a)	5,116	4,711,686
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 05/31/24)(a)(b)	2,295	2,283,410
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 05/31/24)(b)	3,425	3,407,376
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 05/31/24)(a)(b)	3,000	2,780,220
5.88%, 06/01/27 (Call 05/31/24)(b)	4,549	4,494,720
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 (Call 11/15/26)(a)(b)	2,600	2,688,098
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	5,530	5,592,213
8.13%, 05/01/27 (Call 05/31/24)(a)	5,745	5,809,631
9.25%, 10/01/28 (Call 10/01/25)(a)	9,565	10,043,250
U.S. Steel Corp., 6.88%, 03/01/29 (Call 05/31/24)(b)	3,770	3,777,287
		51,502,347
Leisure Time — 1.8%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)(b)	3,170	3,253,213
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	17,025	18,450,067
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(a)	8,340	8,238,544
8.00%, 04/15/26 (Call 05/31/24)(a)	3,866	3,872,495
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 05/31/24)(a)(b)	3,317	3,292,123
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 05/13/24)(a)(b)	4,614	4,540,507
5.88%, 03/15/26 (Call 12/15/25)(a)	12,587	12,319,652
5.88%, 02/15/27 (Call 05/13/24)(a)	8,197	8,031,011
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	4,980	5,093,980
8.13%, 01/15/29 (Call 01/15/26)(a)	6,820	7,103,760
8.38%, 02/01/28 (Call 02/01/25)(a)	5,340	5,564,998
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	4,720	4,603,475
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 05/31/24)(a)	7,426	7,193,937
7.00%, 02/15/29 (Call 05/31/24)(a)(b)	4,650	4,629,508
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 05/31/24)(a)(b)	3,061	2,925,761
16
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 05/31/24)(a)	$250	$246,875
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(a)	6,000	5,723,760
		105,083,666
Lodging — 2.7%
Boyd Gaming Corp., 4.75%, 12/01/27 (Call 05/13/24)(b)	8,972	8,508,945
Full House Resorts Inc., 8.25%, 02/15/28 (Call 05/16/24)(a)(b)	4,050	3,857,267
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(a)	4,491	4,281,234
Hilton Domestic Operating Co. Inc.
5.38%, 05/01/25 (Call 05/13/24)(a)	4,095	4,071,003
5.75%, 05/01/28 (Call 05/31/24)(a)(b)	3,830	3,782,860
5.88%, 04/01/29 (Call 04/01/26)(a)	4,795	4,732,281
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	4,865	4,725,283
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/13/24)(a)(b)	6,696	6,316,969
5.25%, 06/18/25 (Call 05/13/24)(a)(b)	3,946	3,880,982
5.38%, 05/15/24 (Call 05/13/24)(a)	6,234	6,218,123
5.88%, 05/15/26 (Call 05/13/24)(a)(b)	6,735	6,612,729
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	3,740	3,599,750
4.75%, 10/15/28 (Call 07/15/28)(b)	6,730	6,271,620
5.50%, 04/15/27 (Call 01/15/27)(b)	6,087	5,934,825
5.75%, 06/15/25 (Call 03/15/25)	5,364	5,337,250
6.75%, 05/01/25 (Call 05/01/24)	6,038	6,036,559
Station Casinos LLC, 4.50%, 02/15/28 (Call 05/31/24)(a)	6,159	5,709,639
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 05/31/24)(a)(b)	3,119	3,087,810
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(a)(b)	9,645	8,258,038
6.50%, 01/15/28 (Call 05/31/24)(a)	4,325	4,041,383
Travel & Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	3,589	3,544,645
6.60%, 10/01/25 (Call 07/01/25)(b)	3,231	3,244,409
6.63%, 07/31/26 (Call 04/30/26)(a)	5,766	5,773,669
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 05/31/24)(a)	4,545	4,159,076
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	8,040	7,764,456
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/13/24)(a)	4,909	4,871,165
5.50%, 01/15/26 (Call 05/31/24)(a)	8,975	8,706,378
5.50%, 10/01/27 (Call 05/31/24)(a)(b)	6,746	6,343,067
5.63%, 08/26/28 (Call 05/13/24)(a)	11,015	10,158,584
		159,829,999
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28 (Call 05/31/24)(a)	3,312	2,972,520
BWX Technologies Inc.
4.13%, 06/30/28 (Call 05/31/24)(a)	3,480	3,195,440
4.13%, 04/15/29 (Call 05/16/24)(a)	3,351	3,050,147
Esab Corp., 6.25%, 04/15/29 (Call 04/15/26)(a)	2,775	2,764,824
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 05/31/24)(a)(b)	4,385	2,821,528
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)(b)	3,845	2,879,994
Security	Par (000)	Value
Machinery (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)(b)	$8,800	$9,023,939
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28 (Call 09/01/25)(a)	4,435	4,698,883
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 05/31/24)(a)(b)	3,680	3,606,400
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(a)	12,739	12,185,745
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	7,530	6,972,780
		54,172,200
Manufacturing — 0.8%
Amsted Industries Inc., 5.63%, 07/01/27 (Call 05/31/24)(a)	3,621	3,529,119
Calderys Financing LLC, 11.25%, 06/01/28 (Call 06/01/25)(a)	4,975	5,262,662
Enpro Inc., 5.75%, 10/15/26 (Call 05/31/24)	3,235	3,198,606
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/16/24)(a)(b)	4,486	4,452,400
12.25%, 11/15/26 (Call 05/31/24)(a)(b)	6,786	6,733,629
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/24)(a)(b)	4,714	4,715,320
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	3,435	3,355,724
5.75%, 06/15/25 (Call 05/13/24)	3,200	3,175,984
6.25%, 02/15/29 (Call 02/15/26)(b)	4,210	4,177,892
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	5,419	5,153,740
Trinity Industries Inc.
4.55%, 10/01/24 (Call 07/01/24)	3,313	3,284,853
7.75%, 07/15/28 (Call 07/15/25)(a)	3,625	3,708,617
		50,748,546
Media — 7.5%
Altice Financing SA
5.00%, 01/15/28 (Call 05/31/24)(a)(b)	10,370	8,166,375
9.63%, 07/15/27 (Call 07/15/25)(a)	3,340	3,139,600
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)(b)	8,625	5,886,563
10.25%, 01/15/29 (Call 01/15/26)(a)	7,055	7,055,000
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/28 (Call 05/16/24)(a)	21,590	19,660,465
5.13%, 05/01/27 (Call 05/31/24)(a)(b)	27,706	25,985,180
5.50%, 05/01/26 (Call 05/31/24)(a)	6,720	6,585,600
CSC Holdings LLC
5.38%, 02/01/28 (Call 05/31/24)(a)(b)	8,505	6,522,442
5.50%, 04/15/27 (Call 05/31/24)(a)	11,340	9,276,710
6.50%, 02/01/29 (Call 05/13/24)(a)	14,525	10,784,813
7.50%, 04/01/28 (Call 05/13/24)(a)(b)	8,745	4,700,438
11.25%, 05/15/28 (Call 05/15/25)(a)(b)	8,595	7,606,575
11.75%, 01/31/29 (Call 01/31/26)(a)	16,655	14,760,494
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 05/31/24)(a)	3,376	2,007,313
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)(b)	30,386	28,372,927
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	23,068	18,115,877
5.75%, 12/01/28 (Call 12/01/27)(a)	20,985	14,164,875
5.88%, 11/15/24	16,789	15,781,660
Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.75%, 07/01/26	$15,675	$9,812,550
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	29,665	29,859,899
GCI LLC, 4.75%, 10/15/28 (Call 05/16/24)(a)	5,635	5,026,814
Gray Television Inc.
5.88%, 07/15/26 (Call 05/31/24)(a)(b)	6,316	6,094,151
7.00%, 05/15/27 (Call 05/13/24)(a)(b)	6,586	6,001,493
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	4,400	3,148,200
5.25%, 08/15/27 (Call 05/16/24)(a)(b)	6,385	4,677,811
6.38%, 05/01/26 (Call 05/16/24)	6,800	5,736,961
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 05/31/24)(a)	10,180	9,416,805
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	8,000	7,415,520
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 05/16/24)(a)	3,531	3,368,227
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(b)	8,825	7,825,937
5.63%, 07/15/27 (Call 05/13/24)(a)	14,940	14,008,740
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 05/31/24)(a)	7,821	5,973,289
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(a)(b)	4,670	3,447,861
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(a)(b)	3,846	3,015,937
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(a)(b)	8,828	8,220,386
4.00%, 07/15/28 (Call 07/15/24)(a)	16,925	15,110,398
5.00%, 08/01/27 (Call 05/31/24)(a)(b)	13,145	12,405,594
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(a)	4,205	3,967,330
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(b)	8,815	8,004,443
4.75%, 03/15/26 (Call 05/31/24)(a)	5,210	5,029,942
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(a)	9,000	8,354,250
Townsquare Media Inc., 6.88%, 02/01/26 (Call 05/31/24)(a)(b)	5,031	4,873,781
Univision Communications Inc.
6.63%, 06/01/27 (Call 05/13/24)(a)	13,169	12,720,200
8.00%, 08/15/28 (Call 08/15/25)(a)	12,640	12,640,000
Urban One Inc., 7.38%, 02/01/28 (Call 05/31/24)(a)(b)	6,440	5,235,720
Videotron Ltd.
5.13%, 04/15/27 (Call 05/31/24)(a)	5,376	5,189,520
5.38%, 06/15/24 (Call 05/31/24)(a)	4,900	4,891,180
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(a)	4,505	3,999,877
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 05/31/24)(a)(b)	5,521	5,418,431
		449,464,154
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 05/16/24)(a)(b)	3,149	3,039,824
Mining — 0.8%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(a)(b)	5,546	5,054,070
5.50%, 12/15/27 (Call 05/31/24)(a)(b)	2,820	2,768,803
Security	Par (000)	Value
Mining (continued)
6.13%, 05/15/28 (Call 05/31/24)(a)(b)	$1,070	$1,061,662
Coeur Mining Inc., 5.13%, 02/15/29 (Call 05/31/24)(a)(b)	2,500	2,338,848
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 05/13/24)(a)(b)	4,477	4,197,188
Constellium SE, 3.75%, 04/15/29 (Call 05/13/24)(a)	2,800	2,483,093
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27 (Call 06/15/27)(a)(b)	5,478	5,165,918
Hecla Mining Co., 7.25%, 02/15/28 (Call 05/16/24)(b)	4,275	4,255,819
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 05/31/24)(a)(b)	4,480	4,168,272
New Gold Inc., 7.50%, 07/15/27 (Call 05/31/24)(a)(b)	3,632	3,596,739
Novelis Corp., 3.25%, 11/15/26 (Call 05/31/24)(a)(b)	6,379	5,964,365
Perenti Finance Pty Ltd.
6.50%, 10/07/25 (Call 05/13/24)(a)(b)	3,748	3,756,339
7.50%, 04/26/29 (Call 04/26/26)(a)(b)	1,005	1,013,794
		45,824,910
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 05/13/24)(a)(b)	3,486	3,137,400
7.25%, 03/15/29 (Call 05/13/24)(a)(b)	3,125	2,681,125
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)	3,741	3,630,500
5.50%, 08/15/28 (Call 07/15/28)(a)	6,660	5,752,437
		15,201,462
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	3,760	3,517,714
Oil & Gas — 5.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 05/31/24)(a)	6,219	6,264,088
Antero Resources Corp., 7.63%, 02/01/29 (Call 05/31/24)(a)	3,125	3,191,406
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 05/31/24)(a)	5,420	5,413,225
8.25%, 12/31/28 (Call 05/31/24)(a)(b)	4,590	4,669,082
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/24)(a)	3,579	3,543,210
California Resources Corp., 7.13%, 02/01/26 (Call 05/31/24)(a)(b)	4,841	4,868,523
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/24)(a)(b)	3,477	3,468,308
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(a)	4,546	4,483,492
5.88%, 02/01/29 (Call 05/31/24)(a)	2,751	2,699,364
6.75%, 04/15/29 (Call 05/31/24)(a)	6,965	6,954,408
Chord Energy Corp., 6.38%, 06/01/26 (Call 05/31/24)(a)(b)	3,916	3,897,399
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 05/31/24)(a)	5,857	5,845,872
7.00%, 06/15/25 (Call 05/31/24)(a)	9,220	9,202,780
8.38%, 01/15/29 (Call 10/15/25)(a)	9,760	10,101,600
Civitas Resources Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	3,823	3,692,966
8.38%, 07/01/28 (Call 07/01/25)(a)	11,230	11,700,271
CNX Resources Corp., 6.00%, 01/15/29 (Call 05/31/24)(a)(b)	4,550	4,405,796
18
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Comstock Resources Inc.
6.75%, 03/01/29 (Call 05/16/24)(a)(b)	$10,315	$9,833,289
6.75%, 03/01/29 (Call 05/16/24)(a)	3,200	3,008,000
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	8,165	8,591,621
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 05/31/24)(a)	9,287	9,230,814
CVR Energy Inc.
5.75%, 02/15/28 (Call 05/16/24)(a)	3,975	3,699,267
8.50%, 01/15/29 (Call 01/15/26)(a)	5,300	5,280,125
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/31/24)(a)(b)	6,255	6,325,369
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(a)(b)	8,200	8,306,600
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)	5,645	5,311,396
5.38%, 03/30/28 (Call 09/30/27)(a)	5,655	5,014,331
Gulfport Energy Corp.
8.00%, 05/17/26 (Call 05/17/24)(b)	20	20,250
8.00%, 05/17/26 (Call 05/17/24)(a)	4,558	4,614,975
Harbour Energy PLC, 5.50%, 10/15/26 (Call 05/31/24)(a)	4,506	4,402,385
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(a)	5,545	5,323,200
6.25%, 11/01/28 (Call 05/31/24)(a)	5,235	5,160,872
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 05/31/24)(a)(b)	5,311	5,351,462
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	5,121	4,991,524
6.50%, 06/30/27 (Call 12/30/26)(a)	5,431	5,093,795
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/13/24)(a)	3,603	3,563,946
Matador Resources Co., 6.88%, 04/15/28 (Call 04/15/25)(a)(b)	4,470	4,501,529
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(a)	5,620	5,434,551
7.13%, 02/01/27 (Call 05/31/24)(a)(b)	1,824	1,840,988
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/24)(a)	6,447	6,430,882
10.50%, 05/15/27 (Call 05/31/24)(a)	4,197	4,290,805
Murphy Oil Corp.
5.88%, 12/01/27 (Call 05/16/24)	4,305	4,259,238
6.38%, 07/15/28 (Call 07/15/24)(b)	3,265	3,253,721
Nabors Industries Inc., 7.38%, 05/15/27 (Call 05/31/24)(a)	6,217	6,137,385
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 05/31/24)(a)	5,260	5,224,160
7.50%, 01/15/28 (Call 05/31/24)(a)(b)	3,535	3,331,738
Northern Oil & Gas Inc., 8.13%, 03/01/28 (Call 05/31/24)(a)	6,485	6,575,220
Parkland Corp., 5.88%, 07/15/27 (Call 05/31/24)(a)(b)	4,497	4,387,723
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 05/31/24)(b)	7,035	6,852,530
Permian Resources Operating LLC, 8.00%, 04/15/27 (Call 05/31/24)(a)	4,951	5,082,895
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(a)(b)	3,770	3,728,681
Puma International Financing SA, 7.75%, 04/25/29 (Call 04/25/26)(a)	1,000	1,013,535
Security	Par (000)	Value
Oil & Gas (continued)
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)	$5,642	$5,585,909
8.25%, 01/15/29 (Call 05/16/24)	5,100	5,306,205
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)(b)	5,570	5,739,058
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	3,470	3,435,799
6.63%, 01/15/27 (Call 05/31/24)(b)	3,760	3,745,729
6.75%, 09/15/26 (Call 05/31/24)	3,871	3,861,482
Southwestern Energy Co.
5.38%, 02/01/29 (Call 05/16/24)	6,175	5,899,963
5.70%, 01/23/25 (Call 10/23/24)(b)	3,049	3,026,895
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 05/31/24)(a)(b)	4,545	4,500,868
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28 (Call 05/31/24)	3,660	3,571,855
6.00%, 04/15/27 (Call 05/31/24)	5,620	5,548,929
7.00%, 09/15/28 (Call 09/15/25)(a)	4,555	4,607,525
Talos Production Inc., 9.00%, 02/01/29 (Call 02/01/26)(a)(b)	5,535	5,844,503
Teine Energy Ltd., 6.88%, 04/15/29 (Call 05/31/24)(a)	200	193,906
Transocean Inc.
8.00%, 02/01/27 (Call 05/13/24)(a)(b)	4,792	4,789,604
8.25%, 05/15/29 (Call 05/15/26)(a)	1,960	1,950,200
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(a)(b)	2,912	2,901,030
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	4,595	4,711,311
Viper Energy Inc., 5.38%, 11/01/27 (Call 05/16/24)(a)	3,838	3,739,759
		348,831,122
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(a)	7,255	7,100,408
6.88%, 04/01/27 (Call 05/31/24)(a)	4,516	4,503,581
Bristow Group Inc., 6.88%, 03/01/28 (Call 05/31/24)(a)	3,610	3,501,700
CGG SA, 8.75%, 04/01/27 (Call 05/31/24)(a)(b)	4,516	4,194,134
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)(b)	5,609	5,728,191
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 05/13/24)(a)	4,031	4,061,035
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)(b)	6,855	6,909,840
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 05/31/24)(a)	3,378	3,394,890
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)(b)	8,700	8,636,751
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	6,701	6,688,201
		54,718,731
Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(a)(b)	5,360	4,631,641
6.00%, 06/15/27 (Call 06/15/24)(a)	5,390	5,209,795
Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(a)	$9,929	$8,282,673
5.25%, 04/30/25 (Call 05/31/24)(a)	5,714	5,656,860
Ball Corp., 6.88%, 03/15/28 (Call 11/15/24)	6,030	6,129,555
Berry Global Inc., 5.63%, 07/15/27 (Call 05/31/24)(a)(b)	4,485	4,372,875
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 05/31/24)(a)(b)	3,990	3,737,134
Clydesdale Acquisition Holdings Inc., 6.63%, 04/15/29 (Call 04/15/25)(a)(b)	1,867	1,862,332
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	3,958	3,799,680
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	7,640	7,472,321
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 05/31/24)(a)(b)	4,550	4,108,650
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	3,865	3,512,164
3.50%, 03/01/29 (Call 09/01/28)(a)	2,950	2,590,100
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 05/31/24)(a)(b)	5,985	5,718,129
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)(b)	3,565	3,163,893
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	4,475	3,988,344
6.75%, 07/15/26 (Call 05/13/24)(a)(b)	6,337	6,237,156
10.50%, 07/15/27 (Call 05/13/24)(a)(b)	6,176	6,066,129
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(a)	22,025	22,415,944
9.25%, 04/15/27 (Call 10/15/24)(a)	11,723	11,493,815
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27 (Call 05/31/24)(a)(b)	5,524	5,520,662
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(a)(b)	8,795	8,121,303
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)(b)	4,533	4,156,672
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	3,869	3,573,176
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	3,400	3,194,520
5.50%, 09/15/25 (Call 06/15/25)(a)	3,221	3,191,116
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (Call 02/01/25)(a)(b)	6,857	6,766,788
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)(b)	5,050	4,709,739
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)(a)	5,700	6,150,707
TriMas Corp., 4.13%, 04/15/29 (Call 05/31/24)(a)	1,200	1,077,364
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 05/31/24)(a)	8,570	8,411,336
8.50%, 08/15/27 (Call 05/13/24)(a)(b)	6,454	6,387,071
		181,709,644
Pharmaceuticals — 2.9%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 05/13/24)(a)(b)	3,560	3,333,781
Bausch Health Americas Inc., 9.25%, 04/01/26 (Call 05/31/24)(a)(b)	6,634	6,169,620
Security	Par (000)	Value
Pharmaceuticals (continued)
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	$750	$485,625
5.50%, 11/01/25 (Call 05/31/24)(a)	14,360	13,449,217
6.13%, 02/01/27 (Call 05/31/24)(a)(b)	8,685	6,367,191
9.00%, 12/15/25 (Call 05/31/24)(a)(b)	8,580	8,090,024
11.00%, 09/30/28(a)(b)	14,920	11,620,972
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 05/31/24)(a)	4,484	4,203,282
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	6,660	6,636,274
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	6,240	5,038,800
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(a)(b)	2,629	2,521,868
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(a)	6,495	6,198,503
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	12,255	11,142,041
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28 (Call 11/14/25)(a)	1,200	1,302,600
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 05/31/24)(a)(b)	18,232	16,613,910
Owens & Minor Inc., 4.50%, 03/31/29 (Call 05/31/24)(a)(b)	4,025	3,592,447
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 05/31/24)(a)	4,226	3,579,168
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	3,830	3,767,762
4.38%, 03/15/26 (Call 12/15/25)	6,161	5,940,517
Prestige Brands Inc., 5.13%, 01/15/28 (Call 05/31/24)(a)(b)	3,635	3,492,762
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	27,927	25,879,951
4.75%, 05/09/27 (Call 02/09/27)(b)	8,851	8,464,685
6.75%, 03/01/28 (Call 12/01/27)(b)	10,825	10,981,061
7.13%, 01/31/25 (Call 10/31/24)(b)	3,400	3,408,500
		172,280,561
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 05/16/24)(a)	5,812	5,697,243
5.75%, 01/15/28 (Call 05/16/24)(a)(b)	5,825	5,684,391
7.88%, 05/15/26 (Call 05/16/24)(a)	4,492	4,566,311
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25 (Call 05/31/24)(a)	4,903	4,903,000
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	5,406	5,088,398
4.13%, 03/01/25 (Call 02/01/25)(a)	4,113	4,025,599
4.13%, 12/01/27 (Call 09/01/27)	3,627	3,365,629
4.50%, 03/01/28 (Call 12/01/27)(a)	4,530	4,220,465
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(a)	7,210	7,288,733
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	3,800	3,706,714
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	4,796	4,574,185
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	6,795	6,285,375
5.50%, 07/15/28 (Call 04/15/28)(b)	7,229	7,034,721
6.00%, 07/01/25 (Call 04/01/25)(a)	3,335	3,323,494
20
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.38%, 04/01/29 (Call 04/01/26)(a)	$4,580	$4,537,156
6.50%, 07/01/27 (Call 01/01/27)(a)	8,116	8,126,145
7.50%, 06/01/27 (Call 06/01/24)(a)	4,446	4,528,340
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(b)	5,551	5,777,023
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 05/31/24)	6,150	6,143,795
8.00%, 01/15/27 (Call 05/31/24)	8,754	8,863,425
8.25%, 01/15/29 (Call 01/15/26)	5,345	5,423,997
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 05/16/24)(b)	3,175	3,105,825
7.00%, 08/01/27 (Call 05/16/24)(b)	3,586	3,560,743
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 05/31/24)(a)	7,115	7,116,779
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 05/31/24)(a)	4,875	4,667,813
5.63%, 02/15/26 (Call 05/31/24)(a)	7,036	6,951,714
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 05/31/24)(a)	3,642	3,587,825
8.88%, 07/15/28 (Call 07/15/25)(a)	4,860	5,090,121
Kinetik Holdings LP, 6.63%, 12/15/28 (Call 12/15/25)(a)(b)	7,015	7,039,712
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)(b)	3,650	3,869,803
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(a)(b)	12,309	11,764,519
6.75%, 09/15/25 (Call 05/21/24)(a)(b)	7,102	7,009,376
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	6,615	6,455,860
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29 (Call 02/15/26)(a)	8,095	8,208,172
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 05/31/24)(a)	4,768	4,670,057
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	4,870	4,760,450
5.75%, 10/01/25 (Call 07/01/25)	5,400	5,352,750
6.00%, 06/01/26 (Call 03/01/26)	4,509	4,468,971
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(a)	3,222	3,126,153
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 05/31/24)(a)	3,255	3,223,535
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/26 (Call 05/31/24)(a)(b)(f)	6,960	7,103,289
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(a)	6,730	6,385,087
6.00%, 03/01/27 (Call 05/31/24)(a)	3,896	3,794,899
7.38%, 02/15/29 (Call 02/15/26)(a)	7,005	7,003,883
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	19,215	19,605,305
9.50%, 02/01/29 (Call 11/01/28)(a)	21,790	23,385,512
		284,472,292
Real Estate — 0.7%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 05/31/24)(a)(b)	5,730	5,649,920
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28 (Call 05/31/24)(a)(f)	4,658	4,751,764
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)(b)	6,585	6,751,271
Security	Par (000)	Value
Real Estate (continued)
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(a)	$5,980	$5,276,000
5.38%, 08/01/28 (Call 05/31/24)(a)(b)	6,535	6,151,069
Hunt Companies Inc., 5.25%, 04/15/29 (Call 05/31/24)(a)	150	133,883
Kennedy-Wilson Inc., 4.75%, 03/01/29 (Call 05/31/24)	5,395	4,415,975
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(a)(b)	5,375	5,428,408
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/29 (Call 05/16/24)(a)(b)	4,985	3,472,052
		42,030,342
Real Estate Investment Trusts — 4.5%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	3,615	3,239,944
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	3,965	3,530,344
4.10%, 10/01/24 (Call 06/07/24)(b)	2,925	2,896,015
8.05%, 03/15/28 (Call 02/15/28)(b)	3,125	3,173,685
8.88%, 04/12/29 (Call 03/12/29)	1,565	1,600,575
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(a)	6,738	5,975,109
5.75%, 05/15/26 (Call 05/13/24)(a)(b)	8,400	8,127,672
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	3,630	3,278,586
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(b)	4,480	3,525,738
9.75%, 06/15/25 (Call 05/16/24)	4,298	4,306,596
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	4,745	4,039,181
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	8,177	7,584,168
6.00%, 04/15/25 (Call 05/31/24)(a)(b)	3,171	3,152,025
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)(b)	3,343	2,948,526
4.65%, 04/01/29 (Call 01/01/29)(b)	4,000	3,370,000
5.95%, 02/15/28 (Call 01/15/28)	2,940	2,680,280
Iron Mountain Inc.
4.88%, 09/15/27 (Call 05/13/24)(a)(b)	8,740	8,330,312
5.00%, 07/15/28 (Call 05/13/24)(a)	4,810	4,526,475
5.25%, 03/15/28 (Call 05/13/24)(a)(b)	7,255	6,944,413
7.00%, 02/15/29 (Call 08/15/25)(a)	8,955	9,010,969
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 05/31/24)(a)	5,810	5,375,284
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 05/31/24)(b)	12,069	9,896,580
5.25%, 08/01/26 (Call 05/31/24)(b)	4,565	4,151,868
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	4,515	3,856,758
Office Properties Income Trust, 4.50%, 02/01/25 (Call 11/01/24)(b)	4,991	3,942,890
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 05/31/24)(a)(b)	6,255	6,023,565
7.50%, 06/01/25 (Call 05/31/24)(a)	5,331	5,328,868
Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)(b)	$5,050	$4,640,529
4.75%, 10/15/27 (Call 05/31/24)(b)	6,185	5,854,508
7.25%, 07/15/28 (Call 07/15/25)(a)	3,595	3,647,916
Rithm Capital Corp.
6.25%, 10/15/25 (Call 05/31/24)(a)(b)	1,530	1,515,656
8.00%, 04/01/29 (Call 04/01/26)(a)	6,200	6,062,360
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 05/31/24)(a)	4,529	4,243,730
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)(b)	11,655	10,154,419
3.88%, 02/15/27 (Call 05/13/24)	12,794	12,006,103
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	3,630	3,091,302
4.50%, 03/15/25 (Call 09/15/24)	2,884	2,816,370
4.75%, 10/01/26 (Call 08/01/26)	4,100	3,804,330
4.95%, 02/15/27 (Call 08/15/26)(b)	3,636	3,351,119
5.25%, 02/15/26 (Call 08/15/25)	3,159	3,037,979
5.50%, 12/15/27 (Call 09/15/27)	3,891	3,661,320
7.50%, 09/15/25 (Call 06/15/25)	6,551	6,599,682
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	3,760	3,481,351
3.75%, 12/31/24 (Call 09/30/24)(a)	3,309	3,249,835
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	4,461	4,128,432
4.75%, 03/15/25 (Call 09/15/24)(b)	4,286	4,229,369
7.25%, 04/01/29 (Call 10/01/28)(a)(b)	2,785	2,747,653
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(a)	4,970	4,363,750
6.50%, 02/15/29 (Call 05/13/24)(a)(b)	9,540	7,655,850
10.50%, 02/15/28 (Call 09/15/25)(a)	21,915	22,713,528
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	3,985	3,617,848
3.50%, 01/15/25 (Call 11/15/24)	2,700	2,643,730
XHR LP, 6.38%, 08/15/25 (Call 05/13/24)(a)	4,080	4,074,257
		268,209,352
Retail — 4.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(a)(b)	6,750	6,027,080
3.88%, 01/15/28 (Call 05/31/24)(a)	12,980	11,955,152
4.38%, 01/15/28 (Call 05/31/24)(a)	6,345	5,892,919
5.75%, 04/15/25 (Call 05/31/24)(a)	3,951	3,926,306
Academy Ltd., 6.00%, 11/15/27 (Call 05/13/24)(a)	3,620	3,529,500
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)(b)	3,210	2,758,741
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 05/13/24)(b)	3,706	3,466,963
Bath & Body Works Inc., 5.25%, 02/01/28(b)	4,450	4,268,974
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 05/31/24), (7.75% PIK)(a)(c)	3,640	3,545,691
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(a)	2,780	2,764,884
Carvana Co., 12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(c)	8,515	8,340,868
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/31/24)(a)	5,756	5,673,129
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 05/31/24)(a)	3,628	3,650,373
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)	9,525	9,822,709
Security	Par (000)	Value
Retail (continued)
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)(b)	$4,852	$5,149,112
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(a)	5,861	5,739,085
5.88%, 04/01/29 (Call 05/31/24)(a)	6,850	6,485,626
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 4.63%, 01/15/29 (Call 01/15/25)(a)	8,755	7,890,809
FirstCash Inc., 4.63%, 09/01/28 (Call 05/31/24)(a)	4,485	4,143,019
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 05/31/24)(a)	3,730	3,272,919
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.38%, 01/15/29 (Call 01/15/26)(a)	4,695	4,462,890
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 05/31/24)(a)(b)	6,650	6,044,207
Guitar Center Inc., 8.50%, 01/15/26 (Call 05/13/24)(a)(b)	4,979	4,376,230
IRB Holding Corp., 7.00%, 06/15/25 (Call 05/31/24)(a)	6,205	6,194,898
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 05/31/24)(a)	3,600	3,331,286
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(a)	6,775	6,518,318
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)(b)	2,940	2,866,303
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(a)	7,380	6,749,010
Lithia Motors Inc., 4.63%, 12/15/27 (Call 05/31/24)(a)(b)	3,950	3,709,840
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 05/31/24)(a)(b)	7,461	7,321,703
Macy's Retail Holdings LLC, 5.88%, 04/01/29 (Call 05/31/24)(a)	3,875	3,735,932
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 05/13/24)(a)(b)	7,495	6,352,012
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(a)	9,585	9,520,173
Nordstrom Inc., 4.00%, 03/15/27 (Call 12/15/26)(b)	3,536	3,348,526
Park River Holdings Inc., 5.63%, 02/01/29 (Call 05/31/24)(a)(b)	3,655	3,007,608
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 05/13/24)(b)	4,369	4,216,109
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 05/31/24)(a)	10,680	9,857,106
7.75%, 02/15/29 (Call 05/31/24)(a)(b)	9,855	9,347,270
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	4,495	3,458,944
4.45%, 02/15/25 (Call 11/15/24)(b)	4,782	4,646,045
4.75%, 02/15/27 (Call 11/15/26)	5,095	4,435,325
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 05/31/24)(a)	3,226	3,260,119
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 05/31/24)(a)	6,387	6,291,195
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)(b)	5,925	5,902,781
Staples Inc.
7.50%, 04/15/26 (Call 05/31/24)(a)	17,365	16,703,828
10.75%, 04/15/27 (Call 05/31/24)(a)(b)	8,650	7,890,772
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 05/31/24)	3,166	3,107,714
22
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 05/13/24)(a)(b)	$5,200	$4,699,500
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	10,685	10,104,577
3.80%, 11/18/24 (Call 08/18/24)	200	197,743
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 05/31/24)(a)(b)	5,981	5,779,141
		285,740,964
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/24)(a)(b)	4,340	4,329,150
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(a)(b)	3,600	3,604,447
Entegris Inc.
4.38%, 04/15/28 (Call 05/13/24)(a)(b)	3,755	3,502,664
4.75%, 04/15/29 (Call 01/15/29)(a)	3,575	3,374,836
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 05/31/24)(a)	6,515	5,902,568
		20,713,665
Software — 2.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/24)(a)	3,375	3,349,641
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 05/31/24)(a)(b)	5,400	5,411,780
9.13%, 03/01/26 (Call 05/13/24)(a)	2,829	2,844,729
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(a)	6,241	5,945,676
CDK Global II LLC, 4.88%, 06/01/27 (Call 05/31/24)	15	12,501
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)(b)	8,075	7,348,042
Cloud Software Group Inc., 6.50%, 03/31/29 (Call 09/30/25)(a)	31,000	29,411,250
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	4,515	3,933,694
Dye & Durham Ltd., 8.63%, 04/15/29 (Call 04/15/26)(a)	5,456	5,507,286
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(a)	8,159	7,496,387
5.25%, 05/15/26 (Call 02/15/26)(a)	3,738	3,674,345
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (Call 05/31/24)(a)	2,935	2,584,631
8.75%, 05/01/29 (Call 05/01/26)(a)	2,760	2,766,900
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	4,505	4,174,333
Open Text Corp., 3.88%, 02/15/28 (Call 05/31/24)(a)	8,205	7,492,724
Playtika Holding Corp., 4.25%, 03/15/29 (Call 05/31/24)(a)(b)	5,575	4,796,131
PTC Inc.
3.63%, 02/15/25 (Call 05/31/24)(a)	4,097	4,022,926
4.00%, 02/15/28 (Call 05/31/24)(a)(b)	4,455	4,126,444
Rocket Software Inc.
6.50%, 02/15/29 (Call 05/31/24)(a)	5,005	4,171,950
9.00%, 11/28/28 (Call 05/01/25)(a)	5,865	5,892,241
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(a)(b)	17,231	16,745,148
Twilio Inc., 3.63%, 03/15/29 (Call 05/13/24)(b)	4,725	4,185,858
Security	Par (000)	Value
Software (continued)
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(a)	$14,974	$13,605,349
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/31/24)(a)(b)	3,889	3,328,660
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 05/13/24)(a)	6,100	5,364,950
		158,193,576
Telecommunications — 3.3%
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(a)	3,950	2,577,375
5.50%, 01/15/28 (Call 05/13/24)(a)	9,310	6,287,974
8.13%, 02/01/27 (Call 05/13/24)(a)	14,879	11,129,492
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/13/24)(a)(b)	10,660	10,064,959
CommScope Inc., 6.00%, 03/01/26 (Call 05/31/24)(a)	12,320	10,910,746
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 05/13/24)(a)(b)	10,567	8,347,930
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	16,931	16,414,266
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(a)(b)	3,650	3,010,715
6.50%, 10/01/28 (Call 05/13/24)(a)(b)	6,498	5,637,015
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)(b)	13,605	12,468,030
5.88%, 10/15/27 (Call 05/31/24)(a)	10,235	9,812,806
Hughes Satellite Systems Corp., 5.25%, 08/01/26	6,645	5,498,737
Iliad Holding SASU
6.50%, 10/15/26 (Call 05/13/24)(a)	10,546	10,489,504
7.00%, 10/15/28 (Call 10/15/24)(a)	7,935	7,746,544
Level 3 Financing Inc.
4.88%, 06/15/29 (Call 03/22/26)(a)	7,850	4,952,761
10.50%, 04/15/29 (Call 03/22/27)(a)	5,585	5,581,649
10.50%, 05/15/30 (Call 05/15/26)(a)	2,564	2,564,000
11.00%, 11/15/29 (Call 03/22/27)(a)(b)	3,855	3,938,668
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(a)	3,996	2,567,334
4.13%, 04/15/30 (Call 05/31/24)(a)	3,996	2,467,437
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	12,385	12,347,226
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(a)	5,971	5,735,892
5.63%, 04/15/27 (Call 05/13/24)(a)(b)	5,311	4,861,158
6.50%, 07/15/28 (Call 05/31/24)(a)(b)	3,580	2,745,430
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(a)(b)	12,345	11,851,200
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(a)(b)	12,593	10,042,036
6.13%, 03/01/28 (Call 05/31/24)(a)(b)	9,240	6,156,150
		196,207,034
Transportation — 0.2%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 05/16/24)(a)(b)	6,520	5,894,080
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)	3,193	3,245,465
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 05/31/24)(a)	5,605	5,528,698
		14,668,243
Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/31/24)(a)(b)	$8,760	$8,409,600
9.75%, 08/01/27 (Call 05/13/24)(a)	3,366	3,475,298
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 05/06/24)(b)	6,369	6,037,762
		17,922,660
Total Corporate Bonds & Notes — 98.5% (Cost: $5,980,845,676)		5,886,113,196
	Shares
Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(g)	25,958	—
Total Common Stocks — 0.0% (Cost $2,673,769)		—
Total Long-Term Investments — 98.5% (Cost: $5,983,519,445)		5,886,113,196
Short-Term Securities
Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(h)(i)(j)	879,695,093	879,959,002
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(h)(i)	47,820,000	$47,820,000
Total Short-Term Securities — 15.6% (Cost: $927,467,176)		927,779,002
Total Investments — 114.1% (Cost: $6,910,986,621)		6,813,892,198
Liabilities in Excess of Other Assets — (14.1)%		(839,955,235)
Net Assets — 100.0%		$5,973,936,963

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$636,695,986	$243,387,980 (a)	$—	$(35,738)	$(89,226)	$879,959,002	879,695,093	$2,439,694 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,090,000	16,730,000 (a)	—	—	—	47,820,000	47,820,000	1,045,143	—
				$(35,738)	$(89,226)	$927,779,002		$3,484,837	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

24
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,886,113,196	$—	$5,886,113,196
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	927,779,002	—	—	927,779,002
	$927,779,002	$5,886,113,196	$—	$6,813,892,198
See notes to financial statements.
Schedule of Investments
25

Schedule of Investments (unaudited)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.9%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 05/13/24)(a)(b)	$6,069	$5,647,366
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(a)(b)	11,268	10,444,559
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	9,252	7,455,500
7.75%, 04/15/28 (Call 05/31/24)(a)(b)	8,984	7,617,212
7.88%, 04/01/30 (Call 10/01/26)(a)(b)	7,530	7,382,861
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	6,930	7,124,489
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(a)(b)	7,573	4,119,996
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	4,890	4,180,950
3.75%, 02/15/28 (Call 05/16/24)(b)	5,207	4,805,881
4.00%, 02/15/30 (Call 02/15/25)(b)	4,830	4,310,820
4.88%, 01/15/29 (Call 05/31/24)(b)	3,479	3,289,777
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(a)	4,463	3,972,284
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	4,249	3,751,305
5.00%, 08/15/27 (Call 05/13/24)(a)(b)	5,740	5,463,175
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	4,020	4,125,328
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	9,576	8,573,742
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 05/31/24)(a)	3,760	3,590,983
		95,856,228
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (Call 03/15/26)(a)	5,054	5,081,292
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(a)	6,920	6,748,309
7.13%, 06/15/26 (Call 05/31/24)(a)(b)	2,615	2,642,827
7.25%, 07/01/31 (Call 07/01/27)(a)	1,655	1,659,074
7.45%, 05/01/34(a)(b)	4,668	5,141,709
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	6,946	7,105,272
7.88%, 04/15/27 (Call 05/31/24)(a)(b)	13,143	13,061,091
8.75%, 11/15/30 (Call 11/15/26)(a)(b)	6,835	7,271,674
Moog Inc., 4.25%, 12/15/27 (Call 05/31/24)(a)(b)	4,594	4,287,742
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	2,916	2,884,014
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	2,158	2,060,623
4.60%, 06/15/28 (Call 03/15/28)(b)	6,227	5,737,829
9.38%, 11/30/29 (Call 11/30/25)(a)	8,345	9,025,296
9.75%, 11/15/30 (Call 11/15/26)(a)(b)	11,270	12,467,397
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)(b)	10,833	9,922,920
4.88%, 05/01/29 (Call 05/31/24)(b)	6,882	6,329,929
5.50%, 11/15/27 (Call 05/31/24)	24,079	23,400,324
6.38%, 03/01/29 (Call 03/01/26)(a)	24,415	24,228,551
6.63%, 03/01/32 (Call 03/01/27)(a)	19,520	19,486,815
6.75%, 08/15/28 (Call 02/15/25)(a)	19,020	19,100,817
6.88%, 12/15/30 (Call 08/18/26)(a)	12,850	12,937,372
7.13%, 12/01/31 (Call 12/01/26)(a)	9,025	9,197,147
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)(b)	10,358	10,725,240
		220,503,264
Security	Par (000)	Value
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 05/13/24)(a)(b)	$4,417	$4,279,594
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	9,057	8,798,348
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 05/13/24)(a)(b)	1,741	1,702,787
Vector Group Ltd.
5.75%, 02/01/29 (Call 05/31/24)(a)(b)	7,974	7,248,033
10.50%, 11/01/26 (Call 05/31/24)(a)(b)	3,923	3,952,030
		25,980,792
Airlines — 1.5%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	11,494	10,903,522
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	4,945	4,779,480
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	7,282	7,323,225
8.50%, 05/15/29 (Call 11/15/25)(a)(b)	9,120	9,500,048
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	24,035	23,755,924
5.75%, 04/20/29(a)	26,882	25,961,310
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	4,227	3,808,758
4.38%, 04/19/28 (Call 01/19/28)(b)	3,318	3,174,260
7.38%, 01/15/26 (Call 12/15/25)(b)	7,492	7,662,872
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(a)(b)	11,399	10,691,001
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 05/13/24)(a)(b)	9,812	7,663,536
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	18,807	18,090,157
4.63%, 04/15/29 (Call 10/15/28)(a)	17,644	16,261,228
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	8,872	6,865,450
7.88%, 05/01/27 (Call 05/31/24)(a)(b)	4,435	3,944,035
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	4,474	4,006,402
		164,391,208
Apparel — 0.4%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(a)(b)	3,242	2,720,587
4.25%, 03/15/29 (Call 05/31/24)(a)(b)	3,339	2,993,390
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	8,924	8,631,325
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	5,485	5,458,640
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	3,782	3,359,699
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	4,672	3,987,708
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	5,536	5,212,256
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/24)(a)	4,763	4,636,132
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)(c)(d)	4,889	3,904,963
		40,904,700
Auto Manufacturers — 0.6%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	8,968	7,676,158
4.75%, 10/01/27 (Call 05/13/24)(a)(b)	3,788	3,620,393
26
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	$4,431	$4,318,247
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Call 03/15/26)(a)(b)	8,755	8,574,593
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	4,610	4,290,713
5.50%, 07/15/29 (Call 07/15/24)(a)	3,790	3,566,158
5.88%, 01/15/28 (Call 05/31/24)(a)(b)	5,085	4,942,143
7.75%, 10/15/25 (Call 05/13/24)(a)	5,786	5,814,936
JB Poindexter & Co. Inc., 8.75%, 12/15/31 (Call 12/15/26)(a)	5,445	5,563,532
Mclaren Finance PLC, 7.50%, 08/01/26 (Call 05/31/24)(a)(b)	5,820	5,054,670
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 05/31/24)(a)	5,625	5,698,307
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b)	3,663	3,291,343
		62,411,193
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(a)	7,261	6,982,023
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	4,570	4,616,847
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	4,610	4,787,231
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	5,370	4,845,067
6.50%, 04/01/27 (Call 05/31/24)(b)	4,758	4,710,989
6.88%, 07/01/28 (Call 05/13/24)(b)	3,645	3,617,428
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(a)(b)	3,454	3,454,750
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(a)(b)	7,780	7,770,727
6.75%, 05/15/28 (Call 05/15/25)(a)	6,664	6,677,568
8.50%, 05/15/27 (Call 05/31/24)(a)(b)	14,093	14,111,571
Cooper-Standard Automotive Inc.
10.63%, 05/15/27 (Call 01/31/25), (10.63% PIK)(a)(e)	3,570	2,691,393
13.50%, 03/31/27 (Call 01/31/25), (9% Cash and 4.5% PIK)(a)(b)(e)	5,362	5,737,113
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	3,650	3,162,310
4.50%, 02/15/32 (Call 02/15/27)(b)	3,275	2,778,540
5.38%, 11/15/27 (Call 05/13/24)(b)	3,614	3,492,231
5.63%, 06/15/28 (Call 05/13/24)(b)	3,706	3,570,940
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	5,867	4,845,431
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	6,326	6,065,521
5.00%, 05/31/26 (Call 05/31/24)(b)	8,113	7,858,885
5.00%, 07/15/29 (Call 04/15/29)(b)	7,662	6,949,210
5.25%, 04/30/31 (Call 01/30/31)(b)	4,919	4,411,190
5.25%, 07/15/31 (Call 04/15/31)(b)	5,320	4,705,860
5.63%, 04/30/33 (Call 01/30/33)(b)	4,020	3,538,124
9.50%, 05/31/25 (Call 05/16/24)	4,047	4,060,612
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(a)(b)(e)	4,626	4,454,721
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(a)(e)	4,311	4,235,782
6.38%, 05/15/29 (Call 05/31/24), (7.13% PIK)(a)(e)	3,712	3,649,032
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(a)	3,056	3,066,884
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 05/31/24)(a)(b)	$5,375	$4,604,721
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	17,285	16,150,477
Titan International Inc., 7.00%, 04/30/28 (Call 05/16/24)(b)	3,708	3,584,337
ZF North America Capital Inc.
6.75%, 04/23/30 (Call 03/23/30)(a)	6,875	6,889,301
6.88%, 04/14/28 (Call 03/14/28)(a)(b)	5,635	5,672,683
6.88%, 04/23/32 (Call 02/23/32)(a)	5,875	5,936,636
7.13%, 04/14/30 (Call 02/14/30)(a)	5,515	5,639,010
		189,325,145
Banks — 0.9%
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	8,383	9,024,389
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(a)(b)	4,760	4,581,576
7.63%, 05/01/26 (Call 05/16/24)(a)	4,737	4,715,745
12.00%, 10/01/28 (Call 10/01/25)(a)	7,107	7,606,258
12.25%, 10/01/30 (Call 10/01/26)(a)	4,475	4,856,319
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(f)	6,565	5,380,970
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(f)	6,870	4,939,816
5.71%, 01/15/26(a)	13,943	13,738,894
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3-mo. LIBOR US + 1.460%)(a)(b)(f)(g)	6,190	6,260,882
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(b)(f)	3,231	2,881,711
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(f)	13,308	12,244,963
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(f)	8,745	8,455,547
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(f)	11,200	11,294,548
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(b)(f)	2,475	1,858,012
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(f)	5,390	4,584,033
		102,423,663
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 05/31/24)(a)	6,743	6,154,726
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 05/31/24)(a)(b)	6,372	5,713,957
		11,868,683
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 05/31/24)(a)(b)	3,276	1,654,917
Building Materials — 1.8%
ACProducts Holdings Inc., 6.38%, 05/15/29 (Call 05/31/24)(a)(b)	4,551	3,176,026
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(a)(b)	4,774	5,028,841
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	3,523	3,231,253
Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	$11,562	$10,070,937
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	5,030	4,709,774
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	6,270	6,204,945
6.38%, 03/01/34 (Call 03/01/29)(a)(b)	8,900	8,734,836
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)	6,230	6,124,735
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 05/31/24)(a)(b)	2,841	2,397,182
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 05/31/24)(a)(b)	4,513	4,066,215
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 05/31/24)(a)	5,500	5,540,414
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)(b)	24,614	24,393,447
Griffon Corp., 5.75%, 03/01/28 (Call 05/31/24)	8,484	8,170,641
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 05/31/24)(a)	3,566	3,427,996
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 05/31/24)(a)(b)	3,476	3,299,014
Knife River Corp., 7.75%, 05/01/31 (Call 05/01/26)(a)(b)	3,630	3,770,314
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 05/31/24)(a)(b)	2,951	2,641,531
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)	3,326	2,914,435
5.38%, 02/01/28 (Call 05/31/24)(a)(b)	4,490	4,511,821
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32 (Call 04/01/27)(a)	6,250	6,207,042
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(a)(b)	4,438	4,019,303
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	5,080	4,771,805
Oscar AcquisitionCo. LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(a)(b)	5,271	5,071,572
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 05/31/24)(a)	9,883	9,560,367
8.88%, 11/15/31 (Call 11/15/26)(a)(b)	9,880	10,405,057
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	9,835	8,056,022
4.38%, 07/15/30 (Call 07/15/25)(a)	14,330	12,691,399
4.75%, 01/15/28 (Call 05/31/24)(a)	8,845	8,342,884
5.00%, 02/15/27 (Call 05/31/24)(a)	7,578	7,299,584
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(a)(b)	6,183	5,941,203
6.50%, 03/15/27 (Call 05/13/24)(a)(b)	1,915	1,910,045
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	7,070	7,263,251
		203,953,891
Chemicals — 2.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 05/31/24)(a)	5,243	5,436,210
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(a)	3,817	3,165,965
6.88%, 05/15/43 (Call 02/15/43)(b)	2,678	2,674,606
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)	6,900	4,157,009
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	3,355	1,719,438
Avient Corp.
5.75%, 05/15/25 (Call 05/31/24)(a)	5,365	5,337,966
Security	Par (000)	Value
Chemicals (continued)
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	$6,380	$6,455,147
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(a)	4,470	4,558,832
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(a)(b)	6,387	5,579,959
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)(b)	4,507	4,323,723
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	5,710	4,892,730
5.38%, 05/15/27 (Call 02/15/27)(b)	4,467	4,226,383
5.75%, 11/15/28 (Call 05/13/24)(a)(b)	6,989	6,418,512
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(a)	5,700	4,816,547
12.00%, 02/15/31 (Call 02/15/27)(a)	200	207,001
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	4,905	4,576,360
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(a)	7,214	6,493,220
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/24)(a)(b)	4,684	4,398,425
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)(b)	2,616	2,490,522
4.25%, 10/15/28 (Call 05/31/24)(b)	2,773	2,557,310
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/31/24)(a)	3,150	2,718,941
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 05/31/24)(a)(b)	4,078	3,992,568
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(a)(b)	3,741	3,675,643
7.50%, 04/15/29 (Call 04/15/26)(a)(b)	6,427	6,456,892
INEOS Quattro Finance 2 PLC
3.38%, 01/15/26 (Call 05/31/24)(a)	1,126	1,066,543
9.63%, 03/15/29 (Call 11/15/25)(a)(b)	3,415	3,607,507
Ingevity Corp., 3.88%, 11/01/28 (Call 05/31/24)(a)(b)	4,838	4,304,881
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 05/31/24)(a)(b)	2,466	2,132,880
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(a)(b)	3,249	3,017,926
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 05/31/24)(a)(b)	3,097	3,052,986
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	6,219	5,981,262
5.25%, 12/15/29 (Call 09/15/29)(b)	6,430	6,095,248
5.65%, 12/01/44 (Call 06/01/44)	2,818	2,380,289
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 05/13/24)(a)	3,538	3,341,252
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/31/24)(a)(b)	5,479	4,585,881
5.00%, 05/01/25 (Call 01/31/25)(a)	4,039	3,963,534
5.25%, 06/01/27 (Call 03/03/27)(a)	9,385	8,828,519
8.50%, 11/15/28 (Call 11/15/25)(a)	3,760	3,952,057
9.00%, 02/15/30 (Call 08/15/26)(a)	5,810	5,986,612
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(a)(b)	3,179	2,902,178
Olin Corp.
5.00%, 02/01/30 (Call 05/31/24)(b)	4,630	4,321,225
5.13%, 09/15/27 (Call 05/31/24)(b)	4,293	4,144,492
5.63%, 08/01/29 (Call 08/01/24)	6,011	5,794,857
28
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	$7,615	$6,861,916
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	3,630	3,271,428
7.13%, 10/01/27 (Call 10/01/24)(a)(b)	2,900	2,936,742
9.75%, 11/15/28 (Call 06/01/25)(a)	15,090	16,012,280
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/31/24)(a)(b)	2,116	550,160
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)(b)	4,077	4,245,755
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 05/16/24)(a)(b)	4,297	3,802,845
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/31/24)(a)(b)	9,769	9,083,104
6.63%, 05/01/29 (Call 05/31/24)(a)(b)	6,334	5,844,282
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 05/31/24)(a)	6,800	6,526,454
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (Call 10/30/24)(a)(b)	6,057	5,280,335
SNF Group SACA
3.13%, 03/15/27 (Call 05/31/24)(a)	3,110	2,855,674
3.38%, 03/15/30 (Call 03/15/25)(a)	3,300	2,837,631
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 05/31/24)(a)(b)	3,241	832,628
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(a)(b)	9,609	8,572,073
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(a)(b)	6,815	6,325,812
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 05/31/24)(a)	6,630	6,292,703
5.63%, 08/15/29 (Call 08/15/24)(a)	10,446	9,354,384
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	3,145	3,187,961
		285,464,205
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/24)(a)(b)	2,074	2,063,872
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(a)	4,571	4,036,115
		6,099,987
Commercial Services — 4.8%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	8,917	8,060,463
4.88%, 07/15/32(a)(b)	6,416	5,710,868
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(a)(b)	3,645	3,453,586
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(a)	5,255	5,144,113
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(a)	4,065	4,064,950
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(a)	8,895	8,914,644
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	8,597	7,299,009
6.63%, 07/15/26 (Call 05/31/24)(a)	8,283	8,261,102
9.75%, 07/15/27 (Call 05/31/24)(a)(b)	9,398	9,362,414
Security	Par (000)	Value
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28 (Call 06/01/24)(a)	$17,855	$16,029,474
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/31/24)(a)(b)	2,943	2,832,554
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 05/13/24)(a)(b)	3,244	2,871,423
4.63%, 10/01/27 (Call 05/31/24)(a)(b)	4,472	4,200,692
APi Group DE Inc.
4.13%, 07/15/29 (Call 07/15/24)(a)	2,969	2,617,663
4.75%, 10/15/29 (Call 10/15/24)(a)(b)	2,502	2,272,959
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/24)(a)(b)	3,817	3,791,157
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	7,268	6,758,034
6.75%, 02/15/27 (Call 05/31/24)(a)	5,506	5,469,478
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(a)(b)	4,421	3,908,451
5.38%, 03/01/29 (Call 05/31/24)(a)	5,292	4,707,149
5.75%, 07/15/27 (Call 05/13/24)(a)	3,537	3,360,581
5.75%, 07/15/27 (Call 05/31/24)(a)	3,081	2,901,791
8.00%, 02/15/31 (Call 11/15/26)(a)(b)	4,500	4,308,418
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	9,148	8,595,085
3.50%, 06/01/31 (Call 03/01/31)(b)	8,577	7,245,456
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)	19,780	20,414,780
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(a)	5,435	5,105,026
5.50%, 07/15/25 (Call 05/31/24)(a)(b)	1,913	1,897,115
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/31/24)(a)(b)	3,631	3,201,569
Champions Financing Inc., 8.75%, 02/15/29 (Call 02/15/26)(a)(b)	5,300	5,416,197
Cimpress PLC, 7.00%, 06/15/26 (Call 05/16/24)(b)	4,733	4,696,367
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)(b)	776	723,418
8.25%, 04/15/29 (Call 04/15/26)	5,104	5,273,938
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/31/24)(a)(b)	6,741	5,832,495
CPI CG Inc., 8.63%, 03/15/26 (Call 05/31/24)(a)(b)	1,911	1,901,663
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)(b)	4,181	3,761,312
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(a)	5,226	4,970,133
6.00%, 06/01/29 (Call 06/01/24)(a)	4,531	4,005,790
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	3,639	3,678,915
9.50%, 11/01/27 (Call 05/31/24)(a)	5,726	5,699,682
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(a)	2,895	2,930,781
10.25%, 04/15/31 (Call 04/15/27)(a)	2,852	2,940,242
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/13/24)(a)	3,570	3,523,657
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)(b)	3,587	3,192,143
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(a)	10,628	10,322,479
Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Hertz Corp. (The)
4.63%, 12/01/26 (Call 05/31/24)(a)(b)	$4,573	$3,542,170
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	8,873	6,093,015
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(a)	3,591	3,405,232
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 05/31/24)(a)	2,795	2,763,556
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/24)(a)(b)	2,002	1,960,120
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (Call 05/31/24)(a)(b)	6,534	6,054,152
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(a)(b)	4,320	4,263,026
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	9,330	7,602,717
5.75%, 11/01/28 (Call 05/31/24)(a)(b)	8,821	6,483,759
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)(b)	23,360	22,048,938
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 05/31/24)(a)	8,050	7,492,886
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	2,861	2,515,568
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(a)(b)	4,616	2,019,500
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)	200	182,278
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	8,950	8,151,255
5.75%, 04/15/26(a)	12,702	12,542,230
6.25%, 01/15/28 (Call 05/31/24)(a)(b)	11,667	11,397,686
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	5,480	5,049,289
RR Donnelley & Sons Co., 8.50%, 04/15/29(a)	25	23,790
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	8,044	7,117,940
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	4,996	4,669,257
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	7,550	6,404,582
4.00%, 05/15/31 (Call 05/15/26)(b)	7,323	6,308,498
4.63%, 12/15/27 (Call 05/31/24)(b)	4,971	4,731,719
5.13%, 06/01/29 (Call 06/01/24)(b)	6,645	6,344,634
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 05/31/24)(a)	4,421	4,256,657
Signal Parent Inc., 6.13%, 04/01/29 (Call 05/13/24)(a)(b)	2,735	2,100,924
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)(b)	6,784	6,322,166
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)(b)	2,679	2,229,206
TriNet Group Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(b)	4,507	3,946,208
7.13%, 08/15/31 (Call 08/15/26)(a)(b)	3,660	3,678,461
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	6,809	5,814,658
3.88%, 11/15/27 (Call 05/13/24)(b)	6,734	6,286,951
3.88%, 02/15/31 (Call 08/15/25)(b)	9,920	8,697,384
4.00%, 07/15/30 (Call 07/15/25)(b)	6,780	6,042,655
4.88%, 01/15/28 (Call 05/13/24)(b)	14,802	14,188,146
5.25%, 01/15/30 (Call 01/15/25)(b)	6,783	6,505,366
5.50%, 05/15/27 (Call 05/31/24)	4,480	4,414,290
Security	Par (000)	Value
Commercial Services (continued)
6.13%, 03/15/34 (Call 03/15/29)(a)	$9,905	$9,671,070
Upbound Group Inc., 6.38%, 02/15/29 (Call 05/31/24)(a)(b)	4,128	3,962,797
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(a)(b)	4,927	4,144,903
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(a)(b)	9,047	9,047,000
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	4,540	4,699,095
Wand NewCo 3 Inc., 7.63%, 01/30/32 (Call 01/30/27)(a)(b)	11,200	11,385,925
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 05/31/24)(a)(b)	7,111	6,894,193
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(a)	4,530	4,181,096
6.13%, 06/15/25 (Call 05/16/24)(a)	3,822	3,807,667
7.38%, 10/01/31 (Call 10/01/26)(a)(b)	4,430	4,525,569
WW International Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)(b)	4,186	1,750,353
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	5,046	4,438,940
		533,788,693
Computers — 1.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/31/24)(a)(b)	3,577	3,251,314
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(a)(b)	5,068	4,729,498
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	4,592	4,155,676
Crane NXT Co., 4.20%, 03/15/48 (Call 09/15/47)	3,250	2,228,688
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 05/13/24)(b)	6,698	5,884,512
KBR Inc., 4.75%, 09/30/28 (Call 05/13/24)(a)(b)	2,243	2,092,764
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	18,046	16,715,478
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	11,927	12,678,323
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(a)	5,877	5,412,483
5.13%, 04/15/29 (Call 05/31/24)(a)(b)	10,774	9,900,356
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	3,977	3,541,488
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 05/31/24)(a)	5,156	5,146,601
8.25%, 02/01/28 (Call 05/31/24)(a)	5,301	5,360,016
Science Applications International Corp., 4.88%, 04/01/28 (Call 05/31/24)(a)	3,910	3,690,960
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	4,173	3,795,865
4.13%, 01/15/31 (Call 10/15/30)	2,306	2,001,379
4.88%, 06/01/27 (Call 03/01/27)(b)	4,684	4,524,534
5.75%, 12/01/34 (Call 06/01/34)(b)	4,346	4,120,888
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	4,660	4,953,053
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	4,550	4,858,058
9.63%, 12/01/32 (Call 12/01/27)	6,731	7,550,301
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 05/13/24)(a)	2,182	2,172,556
Unisys Corp., 6.88%, 11/01/27 (Call 05/31/24)(a)(b)	4,367	3,766,164
30
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Vericast Corp., 11.00%, 09/15/26 (Call 05/31/24)(a)	$9,969	$10,691,765
Virtusa Corp., 7.13%, 12/15/28 (Call 05/31/24)(a)(b)	3,115	2,806,927
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	21,400	20,824,493
		156,854,140
Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(a)(b)	5,386	5,282,208
6.50%, 04/15/26 (Call 05/31/24)(a)(b)	2,211	2,212,497
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	4,340	4,045,646
6.63%, 07/15/30 (Call 07/16/26)(a)	6,729	6,733,058
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(a)(b)	4,447	4,019,471
5.50%, 06/01/28 (Call 05/31/24)(a)(b)	6,749	6,512,518
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/31/24)(a)	2,675	682,125
		29,487,523
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)	3,803	3,332,549
4.00%, 01/15/28 (Call 05/31/24)(a)	6,174	5,683,318
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/31/24)(a)(b)	5,895	5,737,699
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 05/31/24)(a)	4,540	4,466,134
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 05/31/24)(a)(b)	3,021	3,035,736
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(a)	11,211	9,920,476
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	2,758	2,418,435
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	4,943	4,989,726
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	8,050	8,348,840
Verde Purchaser LLC, 10.50%, 11/30/30 (Call 11/30/26)(a)	6,300	6,636,263
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/31/24)(a)(c)(d)	2,840	340,800
9.00%, 11/15/26 (Call 05/31/24)(a)(b)(c)(d)	4,347	521,640
Windsor Holdings III LLC, 8.50%, 06/15/30 (Call 06/15/26)(a)(b)	7,077	7,370,870
		62,802,486
Diversified Financial Services — 4.2%
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(a)	4,517	4,373,118
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(a)(b)	4,362	4,493,078
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	8,793	8,721,247
6.70%, 02/14/33 (Call 11/16/32)(b)	4,404	4,320,258
Aretec Group Inc.
7.50%, 04/01/29 (Call 05/31/24)(a)	3,578	3,373,579
10.00%, 08/15/30 (Call 10/15/26)(a)	6,255	6,794,231
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(a)(b)	3,246	3,019,474
Security	Par (000)	Value
Diversified Financial Services (continued)
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(a)	$8,005	$8,324,736
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	2,437	2,345,832
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 05/31/24)(a)	3,595	3,459,081
6.88%, 04/15/30 (Call 04/15/25)(a)	3,125	3,028,260
9.25%, 07/01/31 (Call 07/01/26)(a)	6,065	6,317,659
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 05/31/24)(a)(b)	3,924	3,776,374
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(a)	3,560	2,951,116
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	8,902	7,463,112
3.63%, 10/01/31 (Call 10/01/26)(a)	6,551	5,108,328
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(b)	4,437	4,423,553
9.25%, 12/15/28 (Call 12/15/25)(a)	5,345	5,667,036
Encore Capital Group Inc., 9.25%, 04/01/29 (Call 04/01/26)(a)(b)	4,490	4,587,192
Enova International Inc.
8.50%, 09/15/25 (Call 05/31/24)(a)(b)	3,289	3,280,453
11.25%, 12/15/28 (Call 12/15/25)(a)	3,665	3,891,283
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 05/31/24)(a)(b)	3,039	2,350,818
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	4,415	4,438,370
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(a)	3,530	3,526,682
8.00%, 02/15/27 (Call 08/15/26)(a)	6,448	6,608,352
8.00%, 06/15/28 (Call 12/15/27)(a)	5,509	5,673,366
7.75%, 05/15/26 (Call 11/15/25)(a)	3,940	4,002,544
goeasy Ltd.
4.38%, 05/01/26 (Call 05/13/24)(a)(b)	2,992	2,872,921
7.63%, 07/01/29 (Call 07/01/26)(a)(b)	3,552	3,551,262
9.25%, 12/01/28 (Call 12/01/25)(a)	4,969	5,246,474
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)(b)	3,577	2,718,752
Hightower Holding LLC, 6.75%, 04/15/29 (Call 05/31/24)(a)(b)	2,718	2,551,122
Jane Street Group / JSG Finance Inc., 7.13%, 04/30/31 (Call 04/30/27)(a)	12,480	12,558,170
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	5,590	5,084,464
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	8,866	7,976,837
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (Call 05/31/24)(a)(b)	2,988	2,937,310
9.50%, 02/15/29 (Call 02/15/26)(a)	3,750	3,815,475
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(a)	5,416	4,115,020
6.50%, 11/01/25 (Call 05/31/24)(a)(b)	4,363	4,140,718
LFS Topco LLC, 5.88%, 10/15/26 (Call 05/31/24)(a)(b)	2,464	2,287,277
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(a)	4,555	4,541,826
6.50%, 03/26/31 (Call 01/26/31)(a)	4,550	4,553,399
8.13%, 03/30/29 (Call 09/30/25)(a)(b)	4,545	4,752,725
8.38%, 05/01/28 (Call 05/01/25)(a)	4,632	4,862,905
Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	$3,570	$2,997,181
6.50%, 05/01/28 (Call 05/16/24)(a)	8,839	7,994,299
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(a)	4,977	4,841,702
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	5,807	5,216,689
5.50%, 08/15/28 (Call 05/31/24)(a)	7,635	7,179,768
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	5,230	4,753,473
6.00%, 01/15/27 (Call 05/31/24)(a)(b)	5,552	5,440,331
7.13%, 02/01/32 (Call 02/01/27)(a)	8,805	8,679,049
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	4,434	4,006,151
5.00%, 03/15/27 (Call 09/15/26)(b)	6,246	5,888,421
5.50%, 03/15/29 (Call 06/15/28)	6,703	6,008,237
5.63%, 08/01/33(b)	5,145	4,086,195
6.75%, 06/25/25	4,040	4,027,276
6.75%, 06/15/26	4,444	4,429,174
9.38%, 07/25/30 (Call 10/25/29)	4,488	4,617,254
11.50%, 03/15/31 (Call 03/15/27)	4,475	4,893,198
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)	6,771	6,229,373
3.88%, 09/15/28 (Call 09/15/24)	5,342	4,702,111
4.00%, 09/15/30 (Call 09/15/25)(b)	7,555	6,354,494
5.38%, 11/15/29 (Call 05/15/29)(b)	6,618	6,120,099
6.63%, 01/15/28 (Call 07/15/27)(b)	6,670	6,648,723
7.13%, 03/15/26	14,762	14,896,333
7.88%, 03/15/30 (Call 12/15/26)	6,245	6,372,061
9.00%, 01/15/29 (Call 07/15/25)	8,025	8,413,170
Osaic Holdings Inc., 10.75%, 08/01/27 (Call 05/31/24)(a)(b)	3,107	3,216,646
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 05/31/24)(a)	3,616	3,393,003
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	5,865	5,200,322
5.38%, 10/15/25 (Call 05/31/24)(a)	5,793	5,714,903
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	4,249	3,851,445
7.88%, 12/15/29 (Call 12/15/26)(a)	6,680	6,817,975
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 05/31/24)(a)(b)	3,005	2,874,786
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	2,997	2,480,984
7.38%, 09/01/25 (Call 05/31/24)(a)(b)	2,808	2,795,015
8.38%, 02/01/28 (Call 02/01/25)(a)	3,669	3,579,033
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(a)	10,381	9,531,183
3.63%, 03/01/29 (Call 05/31/24)(a)	6,671	5,876,893
3.88%, 03/01/31 (Call 03/01/26)(a)	11,290	9,572,233
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	7,468	6,096,804
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	4,511	4,184,584
4.20%, 10/29/25 (Call 09/29/25)(b)	4,498	4,348,306
StoneX Group Inc.
7.88%, 03/01/31 (Call 03/01/27)(a)	5,035	5,091,845
8.63%, 06/15/25 (Call 05/31/24)(a)(b)	2,754	2,760,356
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	6,620	6,459,532
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(a)	7,092	6,976,102
5.50%, 04/15/29 (Call 05/13/24)(a)(b)	6,260	5,815,478
5.75%, 06/15/27 (Call 06/15/24)(a)	4,476	4,295,284
Security	Par (000)	Value
Diversified Financial Services (continued)
World Acceptance Corp., 7.00%, 11/01/26 (Call 05/31/24)(a)(b)	$2,465	$2,291,404
		462,904,667
Electric — 2.6%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(b)(f)	6,855	5,945,649
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	3,745	3,391,307
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)	8,135	7,036,300
4.50%, 02/15/28 (Call 05/31/24)(a)	11,331	10,581,658
4.63%, 02/01/29 (Call 05/31/24)(a)(b)	5,932	5,449,030
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	7,690	6,968,440
5.13%, 03/15/28 (Call 05/31/24)(a)	12,642	11,991,755
5.25%, 06/01/26 (Call 05/31/24)(a)	3,670	3,617,534
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)	8,491	7,178,426
3.75%, 01/15/32 (Call 01/15/27)(a)(b)	2,858	2,366,460
4.75%, 03/15/28 (Call 05/13/24)(a)(b)	8,031	7,568,011
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	3,559	3,457,059
4.35%, 04/15/29 (Call 01/15/29)(b)	3,828	3,451,283
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/02/24)(a)	4,549	4,549,000
Edison International
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)(f)	4,025	4,090,269
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(f)	4,516	4,605,922
Electricite de France SA, 9.13%, (Call 03/15/33), (5-year CMT + 5.411%)(a)(f)(g)	13,365	14,512,425
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3-mo. LIBOR US + 5.440%)(f)	10,916	10,791,537
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3,003	1,927,020
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(a)(b)	3,479	2,879,150
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	4,761	4,453,941
4.25%, 09/15/24 (Call 07/15/24)(a)	6	6,182
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	5,037	4,693,302
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	6,805	6,892,703
NRG Energy Inc.
3.38%, 02/15/29 (Call 05/13/24)(a)	4,955	4,345,313
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	9,196	7,785,029
3.88%, 02/15/32 (Call 02/15/27)(a)	3,950	3,327,896
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	6,625	6,265,902
5.75%, 01/15/28 (Call 05/16/24)(b)	7,235	7,121,013
6.63%, 01/15/27 (Call 05/16/24)	3,135	3,128,516
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 05/31/24)(a)(b)	5,921	5,294,286
PG&E Corp.
5.00%, 07/01/28 (Call 05/13/24)(b)	9,225	8,789,836
5.25%, 07/01/30 (Call 07/01/25)	9,086	8,507,161
Pike Corp.
5.50%, 09/01/28 (Call 05/31/24)(a)	6,465	6,127,106
8.63%, 01/31/31 (Call 01/31/27)(a)	3,550	3,718,870
32
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	$11,191	$11,840,458
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/31/24)(a)	2,964	2,920,005
TransAlta Corp.
6.50%, 03/15/40	2,748	2,661,935
7.75%, 11/15/29 (Call 11/15/25)(b)	3,795	3,884,153
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/31/24)(a)	11,258	10,249,574
5.00%, 07/31/27 (Call 05/13/24)(a)	11,768	11,199,927
5.50%, 09/01/26 (Call 05/13/24)(a)	9,335	9,110,287
5.63%, 02/15/27 (Call 05/13/24)(a)	11,872	11,550,855
6.88%, 04/15/32 (Call 04/15/27)(a)	7,840	7,807,167
7.75%, 10/15/31 (Call 10/15/26)(a)(b)	13,045	13,378,848
		287,418,500
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(a)	7,008	6,190,703
4.75%, 06/15/28 (Call 05/31/24)(a)(b)	5,235	4,756,603
6.50%, 12/31/27 (Call 08/31/24)(a)(b)	2,734	2,700,772
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)(b)	2,652	2,480,252
6.63%, 01/15/32 (Call 01/15/27)(a)(b)	2,400	2,390,104
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)	8,115	8,061,434
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	7,740	7,703,781
7.13%, 06/15/25 (Call 05/31/24)(a)	11,670	11,677,691
7.25%, 06/15/28 (Call 05/31/24)(a)(b)	11,521	11,703,251
		57,664,591
Electronics — 0.7%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)(b)	3,525	3,095,993
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	8,729	8,053,015
EquipmentShare.com Inc.
8.63%, 05/15/32 (Call 05/15/27)(a)	5,340	5,433,019
9.00%, 05/15/28 (Call 05/15/25)(a)(b)	9,795	10,055,346
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(a)	17,633	16,236,392
Likewize Corp., 9.75%, 10/15/25 (Call 05/13/24)(a)	4,060	4,095,240
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(a)	9,021	8,076,336
5.00%, 10/01/25(a)	5,260	5,192,401
5.88%, 09/01/30 (Call 09/01/25)(a)	4,325	4,172,622
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	6,644	5,614,691
4.38%, 02/15/30 (Call 11/15/29)(a)	3,986	3,568,614
TTM Technologies Inc., 4.00%, 03/01/29 (Call 05/31/24)(a)(b)	4,635	4,145,450
		77,739,119
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26 (Call 05/31/24)(a)(b)	3,504	2,179,309
11.75%, 10/01/28 (Call 04/01/28)(a)(b)	3,627	2,165,452
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)	6,226	5,549,414
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	6,572	6,132,795
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	4,322	4,279,720
		20,306,690
Security	Par (000)	Value
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	$8,990	$8,733,829
Arcosa Inc., 4.38%, 04/15/29 (Call 05/31/24)(a)	3,580	3,258,653
Artera Services LLC, 8.50%, 02/15/31 (Call 02/15/27)(a)	5,280	5,402,781
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 04/27/26 (Call 05/31/24)(a)	3,237	3,010,495
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)	11,957	12,831,045
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 05/31/24)(a)(b)	2,897	2,851,405
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)(b)	4,422	4,072,631
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	5,265	4,911,246
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(a)	3,449	3,098,742
7.50%, 04/15/32 (Call 04/15/27)(a)(b)	2,885	2,752,083
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(a)(b)	2,836	2,380,120
INNOVATE Corp., 8.50%, 02/01/26 (Call 05/13/24)(a)(b)	2,890	2,136,537
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	3,025	3,021,022
TopBuild Corp.
3.63%, 03/15/29 (Call 05/31/24)(a)(b)	3,625	3,254,414
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	4,868	4,214,478
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/02/24)(a)(b)	3,807	3,807,000
11.88%, 04/30/29 (Call 04/30/26)(a)(b)	865	886,391
VM Consolidated Inc., 5.50%, 04/15/29 (Call 05/31/24)(a)(b)	3,135	2,950,278
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 05/31/24)(a)	3,701	3,384,838
		76,957,988
Entertainment — 3.3%
Affinity Interactive, 6.88%, 12/15/27 (Call 05/31/24)(a)(b)	4,977	4,454,686
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 05/31/24)(a)(b)	4,578	2,165,784
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)(b)	8,456	5,800,760
10.00%, 06/15/26 (Call 05/13/24), (12.00% PIK)(a)(b)(e)	11,280	8,186,956
Banijay Entertainment SASU, 8.13%, 05/01/29 (Call 11/01/25)(a)	3,435	3,514,647
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/31/24)(a)(b)	6,340	5,769,019
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	10,797	9,634,559
6.50%, 02/15/32 (Call 02/15/27)(a)(b)	13,430	13,231,817
7.00%, 02/15/30 (Call 02/15/26)(a)	18,130	18,257,329
8.13%, 07/01/27 (Call 05/13/24)(a)(b)	14,608	14,805,177
CCM Merger Inc., 6.38%, 05/01/26 (Call 05/31/24)(a)(b)	2,320	2,314,377
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	4,009	3,742,594
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)(b)	3,762	3,651,048
Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
5.50%, 05/01/25 (Call 05/02/24)(a)	$7,247	$7,247,000
6.50%, 10/01/28 (Call 05/16/24)(b)	2,225	2,220,627
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	6,389	6,036,415
5.50%, 04/01/27 (Call 05/31/24)(a)(b)	5,551	5,405,080
5.75%, 04/01/30 (Call 04/01/25)(a)	10,752	10,231,025
6.75%, 05/01/31 (Call 05/01/26)(a)	5,510	5,470,048
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	6,950	6,453,737
5.88%, 03/15/26 (Call 05/31/24)(a)	3,793	3,745,224
8.75%, 05/01/25 (Call 05/01/24)(a)(b)	28	28,000
Empire Resorts Inc., 7.75%, 11/01/26 (Call 05/31/24)(a)(b)	2,550	2,364,539
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(a)(b)	2,845	2,789,076
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(a)	6,389	6,152,540
5.25%, 01/15/29 (Call 05/31/24)(a)	6,863	6,482,469
6.25%, 01/15/27 (Call 07/15/26)(a)	6,920	6,909,907
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(a)	4,471	4,241,229
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/16/24)(a)	7,717	7,743,793
7.25%, 11/15/29 (Call 11/15/24)(a)	4,500	4,538,506
7.50%, 09/01/31 (Call 09/01/26)(a)(b)	4,926	5,023,796
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 05/31/24)(a)	5,879	4,480,027
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(a)	4,411	3,998,062
4.75%, 10/15/27 (Call 05/31/24)(a)(b)	8,497	8,008,191
5.63%, 03/15/26 (Call 05/31/24)(a)(b)	2,039	2,003,016
6.50%, 05/15/27 (Call 05/31/24)(a)	10,685	10,705,999
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31 (Call 02/15/27)(a)(b)	4,532	4,553,238
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	3,700	3,656,114
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (Call 05/31/24)(a)	6,900	6,294,148
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 05/16/24)(a)(b)	785	778,131
8.00%, 02/01/26 (Call 05/31/24)(a)	11,277	10,711,684
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(a)(b)	3,610	3,481,843
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(a)(b)	3,440	3,543,761
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30 (Call 08/01/25)(a)(b)	3,575	3,629,733
Penn Entertainment Inc.
4.13%, 07/01/29 (Call 07/01/24)(a)(b)	3,599	3,014,624
5.63%, 01/15/27 (Call 05/31/24)(a)(b)	3,815	3,625,556
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	6,651	4,958,164
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	6,569	4,716,853
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 05/13/24)(a)(b)	3,220	3,061,072
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	8,925	7,921,168
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	3,045	2,583,286
Security	Par (000)	Value
Entertainment (continued)
8.45%, 07/27/30 (Call 05/27/30)(a)(b)	$3,500	$3,666,527
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(a)(b)	7,176	6,788,691
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)(b)	6,448	5,945,491
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 05/31/24)(a)(b)	4,752	4,585,385
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	7,336	7,320,328
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(a)	7,510	7,480,044
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 05/31/24)(a)(b)	2,486	2,491,411
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 05/31/24)(a)	3,381	3,183,182
Vail Resorts Inc.
6.25%, 05/15/25 (Call 05/31/24)(a)	5,438	5,440,970
6.50%, 05/15/32 (Call 05/15/27)(a)	2,735	2,740,742
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	7,042	5,845,629
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	4,716	4,147,865
3.88%, 07/15/30 (Call 07/15/25)(a)	4,605	4,014,669
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	6,690	6,207,497
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	8,930	9,057,362
		363,252,227
Environmental Control — 0.8%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(a)	4,809	4,631,356
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	2,553	2,432,489
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	4,460	4,418,510
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	6,771	5,935,495
5.00%, 09/01/30 (Call 09/01/25)	3,608	3,113,299
Enviri Corp., 5.75%, 07/31/27 (Call 05/31/24)(a)(b)	4,083	3,818,671
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	7,092	6,375,087
3.75%, 08/01/25 (Call 05/31/24)(a)	6,035	5,868,726
4.00%, 08/01/28 (Call 05/13/24)(a)	7,174	6,502,402
4.25%, 06/01/25 (Call 05/31/24)(a)(b)	3,882	3,825,658
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	4,922	4,442,585
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	6,738	6,215,737
5.13%, 12/15/26 (Call 05/31/24)(a)	4,343	4,229,183
6.75%, 01/15/31 (Call 01/15/27)(a)	9,350	9,425,583
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	6,206	5,756,997
5.88%, 06/30/29 (Call 06/30/24)(a)	9,283	8,613,179
Stericycle Inc., 3.88%, 01/15/29 (Call 05/16/24)(a)(b)	4,426	3,932,694
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/24)(a)(b)	4,002	3,914,632
		93,452,283
Food — 2.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(a)	6,024	5,721,139
3.50%, 03/15/29 (Call 05/31/24)(a)(b)	12,129	10,702,238
34
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
4.63%, 01/15/27 (Call 05/31/24)(a)(b)	$12,428	$11,874,771
4.88%, 02/15/30 (Call 02/15/25)(a)	9,063	8,453,192
5.88%, 02/15/28 (Call 05/31/24)(a)	6,821	6,684,361
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	7,030	7,023,626
7.50%, 03/15/26 (Call 05/31/24)(a)	5,107	5,183,766
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 05/31/24)(a)(b)	1,100	890,560
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/24)	800	790,646
5.25%, 09/15/27 (Call 05/31/24)(b)	4,969	4,586,909
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	5,355	5,549,135
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 05/31/24)(a)	3,577	2,742,476
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 05/31/24)(a)(b)	3,848	3,561,549
7.63%, 07/01/29 (Call 01/01/26)(a)(b)	4,435	4,481,905
Fiesta Purchaser Inc., 7.88%, 03/01/31 (Call 03/01/27)(a)(b)	4,575	4,661,760
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/13/24)(a)(b)	2,519	182,627
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)(b)	3,055	2,627,049
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29 (Call 02/15/26)(a)(b)	6,725	6,790,347
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	8,681	7,737,398
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	6,371	5,521,143
4.88%, 05/15/28 (Call 11/15/27)(a)	4,649	4,437,810
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)	8,929	8,003,764
5.50%, 10/15/27 (Call 05/31/24)(a)(b)	9,643	9,334,130
6.88%, 05/01/25 (Call 05/01/24)(a)	1,703	1,703,000
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	7,818	6,437,587
4.25%, 04/15/31 (Call 04/15/26)	8,589	7,599,088
6.25%, 07/01/33 (Call 04/01/33)(b)	8,921	8,870,698
6.88%, 05/15/34 (Call 02/15/34)	4,475	4,638,691
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	9,536	8,384,672
4.63%, 04/15/30 (Call 04/15/25)(a)	13,601	12,283,334
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	12,480	11,835,368
5.63%, 01/15/28 (Call 05/16/24)(a)(b)	9,950	9,656,023
6.25%, 02/15/32 (Call 02/15/27)(a)	200	197,329
Safeway Inc., 7.25%, 02/01/31(b)	2,312	2,412,720
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/13/24)(a)(b)	4,566	4,328,568
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 05/31/24)(a)(b)	7,673	6,620,316
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 05/16/24)(b)	4,646	4,113,769
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	4,362	3,966,484
4.75%, 02/15/29 (Call 05/31/24)(a)	8,118	7,563,139
6.88%, 09/15/28 (Call 09/15/25)(a)(b)	4,590	4,629,065
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	4,515	4,610,348
United Natural Foods Inc., 6.75%, 10/15/28 (Call 05/31/24)(a)(b)	4,452	3,416,621
		240,809,121
Security	Par (000)	Value
Food Service — 0.2%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(a)	$995	$985,184
5.00%, 02/01/28 (Call 05/31/24)(a)(b)	10,474	9,944,888
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/31/24)(a)(b)	3,951	3,729,666
10.50%, 05/15/29 (Call 05/31/24)(a)(b)	6,113	5,849,236
		20,508,974
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28 (Call 05/31/24)(a)(b)	2,758	2,524,397
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	5,713	4,988,559
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	4,585	3,852,347
Mercer International Inc.
5.13%, 02/01/29 (Call 05/13/24)(b)	7,824	6,833,494
5.50%, 01/15/26 (Call 05/13/24)(b)	2,792	2,707,794
		20,906,591
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	5,709	5,675,365
5.75%, 05/20/27 (Call 02/20/27)	4,593	4,457,983
5.88%, 08/20/26 (Call 05/20/26)(b)	6,375	6,268,521
9.38%, 06/01/28 (Call 06/01/25)(a)	4,442	4,615,330
		21,017,199
Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc.
11.50%, 06/15/28 (Call 06/15/25)(a)(b)	3,375	3,681,018
14.50%, 10/15/28 (Call 05/31/24), (5.75% PIK)(a)(b)(e)	2,357	2,230,591
		5,911,609
Health Care - Products — 1.1%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	7,000	6,197,784
4.63%, 07/15/28 (Call 05/31/24)(a)	13,812	12,839,660
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	12,565	12,976,504
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	4,555	3,511,683
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(a)	8,568	7,566,874
4.63%, 02/01/28 (Call 05/31/24)(a)	3,575	3,400,086
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)	40,964	36,696,824
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	22,304	20,764,553
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(a)	9,070	9,011,983
Neogen Food Safety Corp., 8.63%, 07/20/30 (Call 07/20/27)(a)(b)	3,010	3,173,696
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)(b)	4,620	4,269,213
4.63%, 11/15/27 (Call 05/16/24)	4,620	4,399,052
		124,807,912
Health Care - Services — 4.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 05/31/24)(a)	4,301	4,039,436
5.50%, 07/01/28 (Call 05/31/24)(a)(b)	4,034	3,882,366
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)	2,565	2,350,189
Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Akumin Inc.
8.00%, 08/01/28 (Call 08/01/24)(a)	$2,172	$1,699,590
9.00%, 08/01/27 (Call 05/13/24), (8.00% Cash and 2.00% PIK)(a)(b)(e)	2,537	2,105,710
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(a)	5,567	5,313,329
3.50%, 04/01/30 (Call 04/01/25)(a)	6,543	6,224,243
5.00%, 07/15/27 (Call 05/31/24)(a)	4,319	4,235,357
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(a)(b)	4,552	4,089,010
4.00%, 03/15/31 (Call 03/15/26)(a)	4,685	4,086,460
4.25%, 05/01/28 (Call 05/16/24)(a)	4,606	4,284,110
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	9,282	7,244,972
5.25%, 05/15/30 (Call 05/15/25)(a)	13,417	10,969,538
5.63%, 03/15/27 (Call 05/16/24)(a)	17,345	15,881,800
6.00%, 01/15/29 (Call 05/16/24)(a)	5,732	5,000,830
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	10,905	7,709,972
6.88%, 04/01/28 (Call 05/16/24)(a)(b)	6,689	4,540,159
6.88%, 04/15/29 (Call 05/31/24)(a)(b)	11,083	8,239,080
8.00%, 03/15/26 (Call 05/31/24)(a)(b)	10,029	9,980,175
8.00%, 12/15/27 (Call 05/16/24)(a)(b)	6,236	6,103,727
10.88%, 01/15/32 (Call 02/15/27)(a)(b)	8,850	9,060,409
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	13,530	11,133,469
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	24,638	21,586,186
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)	7,235	6,791,170
4.63%, 04/01/31 (Call 04/01/26)	3,611	3,242,546
4.75%, 02/01/30 (Call 02/01/25)(b)	7,211	6,612,788
5.75%, 09/15/25 (Call 05/31/24)(b)	2,387	2,368,457
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(b)	5,075	5,119,272
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/31/24)(a)	4,105	3,883,873
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	5,348	4,871,088
Heartland Dental LLC/Heartland Dental Finance Corp.
8.50%, 05/01/26 (Call 05/31/24)(a)(b)	2,747	2,737,111
10.50%, 04/30/28 (Call 05/15/25)(a)	6,392	6,728,293
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	9,261	9,057,640
5.00%, 05/15/27 (Call 05/31/24)(a)	9,607	9,274,651
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	4,646	4,667,079
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(a)	7,000	6,300,000
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(a)(b)	5,297	4,960,702
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(a)	4,520	3,613,897
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(a)	7,285	7,585,857
11.00%, 10/15/30 (Call 10/15/26)(a)(b)	9,925	10,564,094
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	4,589	3,187,966
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(a)(b)	4,023	3,923,658
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	5,802	5,032,029
3.88%, 05/15/32 (Call 02/15/32)(a)	6,598	5,521,054
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 06/15/28 (Call 05/31/24)(a)	$7,347	$6,814,024
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)	3,711	3,247,088
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 05/31/24)(a)(b)	7,548	7,497,428
Quorum Health Corp., 11.63%, 04/15/23(h)	1,183	—
Radiology Partners Inc.
8.50%, 01/31/29 (Call 05/31/24), (5.00% Cash and 3.50% PIK)(a)(b)(e)	4,915	4,533,945
9.78%, 02/15/30 (Call 05/31/24), (9.87% PIK)(a)(b)(e)	4,374	3,457,669
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(a)	11,157	11,108,690
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(a)(b)	10,648	10,651,991
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(b)	9,110	9,529,524
Surgery Center Holdings Inc., 7.25%, 04/15/32 (Call 04/15/27)(a)	2,420	2,416,696
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	12,576	11,519,376
4.38%, 01/15/30 (Call 12/01/24)	12,893	11,707,590
4.63%, 06/15/28 (Call 05/16/24)	5,561	5,233,020
5.13%, 11/01/27 (Call 05/16/24)	13,733	13,285,644
6.13%, 10/01/28 (Call 05/31/24)(b)	22,433	22,151,538
6.13%, 06/15/30 (Call 06/15/25)	17,737	17,433,667
6.25%, 02/01/27 (Call 05/16/24)	13,119	13,066,072
6.75%, 05/15/31 (Call 05/15/26)(a)	12,110	12,134,015
6.88%, 11/15/31(b)	3,283	3,383,975
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	475	323,356
6.02%, 11/15/48	4,075	3,267,376
Series B, 5.33%, 11/15/28	2,650	2,482,229
U.S. Acute Care Solutions LLC
6.38%, 03/01/26 (Call 05/31/24)(a)	6,306	6,384,825
9.75%, 05/15/29 (Call 05/15/26)(a)	6,010	5,893,612
		463,326,692
Holding Companies - Diversified — 0.6%
Benteler International AG, Class A, 10.50%, 05/15/28 (Call 05/15/25)(a)	4,607	4,904,568
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(a)(b)	2,653	2,337,788
5.25%, 04/15/29 (Call 05/31/24)(a)(b)	8,956	8,371,981
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	6,395	5,383,565
5.25%, 05/15/27 (Call 11/15/26)	12,973	11,912,390
6.25%, 05/15/26 (Call 05/31/24)	11,584	11,266,200
6.38%, 12/15/25 (Call 05/31/24)	6,936	6,811,751
9.75%, 01/15/29 (Call 10/15/28)(a)	6,245	6,477,028
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(a)	6,205	6,210,010
7.63%, 02/15/31 (Call 02/15/27)(a)	3,497	3,534,552
		67,209,833
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28 (Call 10/15/25)(a)(b)	2,305	2,380,181
36
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(a)(b)	$3,208	$2,901,369
4.63%, 04/01/30 (Call 04/01/25)(a)	3,666	3,275,989
6.63%, 01/15/28 (Call 05/31/24)(a)(b)	1,734	1,728,405
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 05/16/24)(b)	3,417	3,318,746
7.25%, 10/15/29 (Call 10/15/24)(b)	3,228	3,196,947
7.50%, 03/15/31 (Call 03/15/27)(a)(b)	2,295	2,268,439
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	4,476	3,873,749
5.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,146	2,785,611
6.25%, 09/15/27 (Call 05/31/24)(a)	5,517	5,305,509
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	4,637	4,048,402
6.75%, 06/01/27 (Call 05/31/24)(b)	4,471	4,479,759
Dream Finders Homes Inc., 8.25%, 08/15/28 (Call 08/15/25)(a)	2,750	2,832,555
Empire Communities Corp., 9.75%, 05/01/29 (Call 05/01/26)(a)	4,075	4,153,566
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/31/24)(a)	3,777	3,584,569
5.00%, 03/01/28 (Call 05/31/24)(a)(b)	2,844	2,693,771
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/16/24)(a)	2,651	2,572,180
KB Home
4.00%, 06/15/31 (Call 12/15/30)	3,642	3,162,980
4.80%, 11/15/29 (Call 05/15/29)	2,852	2,648,670
6.88%, 06/15/27 (Call 12/15/26)	2,705	2,767,058
7.25%, 07/15/30 (Call 07/15/25)(b)	3,112	3,185,558
Landsea Homes Corp., 8.88%, 04/01/29 (Call 04/01/26)(a)	2,875	2,821,094
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(a)(b)	2,734	2,344,610
8.75%, 12/15/28 (Call 12/15/25)(a)	3,810	3,963,220
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	2,716	2,355,726
4.95%, 02/01/28 (Call 05/16/24)	3,905	3,698,954
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	5,485	4,911,835
5.25%, 12/15/27 (Call 05/31/24)(a)	4,695	4,495,039
New Home Co. Inc. (The), 9.25%, 10/01/29 (Call 10/01/26)(a)(b)	2,825	2,832,995
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 05/31/24)(b)	4,103	3,852,229
4.75%, 04/01/29 (Call 05/31/24)	2,744	2,517,287
STL Holding Co. LLC, 8.75%, 02/15/29 (Call 02/15/26)(a)	2,525	2,594,596
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	4,597	4,280,601
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	4,141	4,026,330
5.88%, 06/15/27 (Call 03/15/27)(a)	4,595	4,524,043
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)(b)	4,495	3,886,314
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	2,619	2,520,903
5.70%, 06/15/28 (Call 12/15/27)	3,101	3,001,366
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 05/31/24)(a)	2,510	2,456,597
		128,247,752
Security	Par (000)	Value
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	$7,085	$5,833,152
4.00%, 04/15/29 (Call 05/31/24)(a)(b)	7,249	6,444,452
		12,277,604
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 05/16/24)(a)(b)	5,244	4,560,143
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	4,456	3,892,340
4.13%, 04/30/31 (Call 04/30/26)(a)	3,714	3,213,062
5.13%, 02/01/28 (Call 05/31/24)(b)	2,545	2,436,720
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 05/31/24)(a)	4,320	4,174,397
7.00%, 12/31/27 (Call 05/31/24)(a)(b)	5,061	4,895,961
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	4,148	3,881,781
5.00%, 10/01/29 (Call 10/01/24)(a)	1,998	1,946,661
5.50%, 07/15/30 (Call 07/15/25)(a)(b)	1,194	1,159,407
		30,160,472
Housewares — 0.5%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 05/31/24)(a)(b)	5,786	5,751,300
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	3,944	3,880,536
5.70%, 04/01/26 (Call 01/01/26)	18,586	18,289,627
6.38%, 09/15/27 (Call 06/15/27)(b)	4,495	4,383,215
6.63%, 09/15/29 (Call 06/15/29)(b)	4,533	4,378,333
6.88%, 04/01/36 (Call 10/01/35)	3,975	3,470,050
7.00%, 04/01/46 (Call 10/01/45)	5,674	4,603,352
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	4,328	3,645,886
4.38%, 02/01/32 (Call 08/01/26)(b)	3,519	2,961,626
4.50%, 10/15/29 (Call 10/15/24)(b)	3,698	3,297,965
5.25%, 12/15/26 (Call 05/16/24)(b)	1,946	1,894,463
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(a)(b)	5,535	3,420,337
		59,976,690
Insurance — 2.3%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)(b)	6,376	5,711,995
6.00%, 08/01/29 (Call 08/01/24)(a)	4,436	4,013,605
8.25%, 02/01/29 (Call 02/01/26)(a)	8,325	8,256,615
10.13%, 08/01/26 (Call 05/31/24)(a)	3,960	4,090,466
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(a)(b)	6,911	6,446,626
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	4,029	3,699,602
6.75%, 10/15/27 (Call 05/31/24)(a)	12,282	12,043,953
6.75%, 04/15/28 (Call 04/15/25)(a)(b)	11,339	11,327,035
7.00%, 01/15/31 (Call 01/15/27)(a)	13,090	13,130,999
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(a)	6,856	6,232,661
6.38%, 02/15/29 (Call 02/15/26)(a)	6,628	6,547,751
Ardonagh Finco Ltd., 7.75%, 02/15/31 (Call 02/15/27)(a)	6,505	6,401,235
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (Call 02/15/27)(a)	8,755	8,527,735
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(b)(f)	3,390	3,374,926
Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
AssuredPartners Inc.
5.63%, 01/15/29 (Call 05/31/24)(a)	$4,953	$4,516,541
7.50%, 02/15/32 (Call 02/15/27)(a)	4,387	4,259,493
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 05/31/24)(a)(b)	6,345	5,782,270
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	2,115	1,995,090
6.80%, 01/24/30 (Call 10/24/29)(a)	3,715	3,563,113
Genworth Holdings Inc., 6.50%, 06/15/34(b)	2,494	2,326,091
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(f)	6,726	5,943,748
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(a)(b)	4,513	4,514,710
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(a)	8,730	8,618,418
8.13%, 02/15/32 (Call 02/15/27)(a)	4,479	4,407,959
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(a)(b)	4,834	4,449,137
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)(b)	29,890	30,328,456
7.38%, 01/31/32 (Call 01/31/27)(a)	16,705	16,551,122
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(a)	6,462	6,640,726
10.50%, 12/15/30 (Call 12/15/25)(a)(b)	2,625	2,778,872
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)(f)	4,120	3,749,984
4.30%, 02/01/61 (Call 02/01/26)(a)	7,110	4,366,007
7.80%, 03/07/87(a)	3,822	3,986,485
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (Call 06/01/27)(a)	24,050	24,174,727
Ryan Specialty LLC, 4.38%, 02/01/30 (Call 02/01/25)(a)	3,408	3,125,524
USI Inc./New York, 7.50%, 01/15/32 (Call 01/15/27)(a)(b)	5,372	5,343,419
		251,227,096
Internet — 1.6%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/31/24)(a)	3,175	2,880,326
ANGI Group LLC, 3.88%, 08/15/28 (Call 05/13/24)(a)(b)	4,509	3,808,155
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)(b)	8,484	7,274,965
6.13%, 12/01/28 (Call 05/31/24)(a)(b)	4,397	3,576,408
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 05/13/24)(a)	3,881	3,424,416
5.63%, 09/15/28 (Call 05/13/24)(a)(b)	3,680	2,969,676
Cars.com Inc., 6.38%, 11/01/28 (Call 05/31/24)(a)	3,599	3,439,854
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	4,552	4,279,367
7.00%, 06/15/27 (Call 06/15/24)(a)(b)	3,696	3,648,642
Gen Digital Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	7,962	7,991,631
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	5,294	5,348,618
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/24)(a)(b)	2,479	2,482,158
Security	Par (000)	Value
Internet (continued)
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(b)	$7,138	$6,329,625
5.25%, 12/01/27 (Call 05/31/24)(a)(b)	5,399	5,212,486
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 05/13/24)(a)(b)	4,492	4,006,213
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/31/24)(a)	4,225	3,859,152
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	4,562	3,765,946
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	4,624	4,004,411
4.63%, 06/01/28 (Call 05/31/24)(a)	4,546	4,198,646
5.00%, 12/15/27 (Call 05/31/24)(a)	4,056	3,840,380
5.63%, 02/15/29 (Call 05/13/24)(a)(b)	3,132	2,979,290
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 05/31/24)(a)	7,036	4,038,288
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 05/31/24)(a)(b)	4,551	3,412,394
11.75%, 10/15/28 (Call 10/15/25)(a)(b)	4,710	5,059,633
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/24)(a)(b)	2,274	2,340,755
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(f)(g)	6,755	5,560,976
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(f)(g)	9,035	6,458,252
9.75%, 04/15/29(a)	4,082	4,042,534
11.25%, 02/15/27(a)	16,705	17,348,156
Shutterfly Finance LLC, 8.50%, 10/01/27 (Call 06/09/25), (4.25% Cash and 4.25% PIK )(a)(b)(e)	6,034	4,827,021
TripAdvisor Inc., 7.00%, 07/15/25 (Call 05/13/24)(a)	4,022	4,023,596
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	13,162	12,261,685
6.25%, 01/15/28 (Call 05/13/24)(a)(b)	4,633	4,630,372
7.50%, 09/15/27 (Call 05/21/24)(a)(b)	9,617	9,791,290
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	3,931	3,419,138
		176,534,455
Iron & Steel — 0.9%
Algoma Steel Inc., 9.13%, 04/15/29 (Call 04/15/26)(a)	2,860	2,824,250
ATI Inc.
4.88%, 10/01/29 (Call 10/01/24)	2,944	2,741,290
5.13%, 10/01/31 (Call 10/01/26)	2,861	2,606,701
5.88%, 12/01/27 (Call 05/31/24)(b)	3,132	3,067,819
7.25%, 08/15/30 (Call 08/15/26)	3,785	3,871,972
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/31/24)(a)(b)	4,990	4,587,397
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 05/31/24)(a)	6,209	6,185,900
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 05/31/24)(b)	3,597	3,577,913
7.63%, 03/15/30 (Call 03/15/25)(b)	2,640	2,689,727
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 05/31/24)(a)(b)	3,290	3,044,425
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	2,950	2,584,255
5.88%, 06/01/27 (Call 05/31/24)(b)	4,791	4,739,610
38
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
6.75%, 04/15/30 (Call 04/15/26)(a)(b)	$6,695	$6,537,633
7.00%, 03/15/32 (Call 03/15/27)(a)	7,175	7,007,337
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)(b)	2,708	2,356,085
4.13%, 01/15/30 (Call 01/15/25)(b)	2,737	2,450,411
4.38%, 03/15/32 (Call 03/15/27)(b)	2,500	2,205,927
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 (Call 11/15/26)(a)	2,700	2,786,345
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)(b)	5,670	5,734,524
8.13%, 05/01/27 (Call 05/31/24)(a)(b)	6,833	6,897,134
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	5,451	5,582,767
9.25%, 10/01/28 (Call 10/01/25)(a)(b)	9,735	10,205,551
TMS International Corp./DE, 6.25%, 04/15/29 (Call 05/13/24)(a)(b)	3,066	2,825,514
U.S. Steel Corp.
6.65%, 06/01/37	2,637	2,594,606
6.88%, 03/01/29 (Call 05/31/24)(b)	4,221	4,226,508
		103,931,601
Leisure Time — 2.6%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(a)(b)	2,965	3,043,869
Amer Sports Co., 6.75%, 02/16/31 (Call 02/16/27)(a)(b)	7,105	6,997,190
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(a)	21,349	19,519,509
5.75%, 03/01/27 (Call 12/01/26)(a)	24,344	23,758,803
6.00%, 05/01/29 (Call 11/01/24)(a)(b)	17,660	17,113,305
7.00%, 08/15/29 (Call 08/15/26)(a)(b)	4,525	4,645,243
7.63%, 03/01/26 (Call 05/13/24)(a)(b)	12,295	12,371,262
10.50%, 06/01/30 (Call 06/01/25)(a)(b)	9,379	10,185,670
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	18,865	20,454,697
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(a)	7,764	7,679,571
8.00%, 04/15/26 (Call 05/31/24)(a)(b)	4,962	4,970,703
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)(b)	2,450	2,562,749
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 05/31/24)(a)(b)	3,153	3,123,654
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(a)	4,655	4,368,315
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	13,625	13,350,058
5.88%, 02/15/27 (Call 05/13/24)(a)	9,050	8,840,668
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	5,373	5,488,401
8.13%, 01/15/29 (Call 01/15/26)(a)	7,039	7,330,689
8.38%, 02/01/28 (Call 02/01/25)(a)	5,537	5,774,200
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	4,699	4,585,185
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	4,466	4,103,705
4.25%, 07/01/26 (Call 01/01/26)(a)	5,792	5,561,418
5.38%, 07/15/27 (Call 10/15/26)(a)(b)	8,906	8,667,007
5.50%, 08/31/26 (Call 02/28/26)(a)	9,084	8,910,790
5.50%, 04/01/28 (Call 10/01/27)(a)	13,375	13,018,779
6.25%, 03/15/32 (Call 03/15/27)(a)(b)	11,075	10,917,428
7.25%, 01/15/30 (Call 12/15/25)(a)	6,312	6,491,022
7.50%, 10/15/27(b)	2,712	2,824,716
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	8,265	8,826,673
Security	Par (000)	Value
Leisure Time (continued)
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 05/31/24)(a)	$7,510	$7,281,440
6.25%, 05/15/25 (Call 05/31/24)(a)(b)	1,479	1,474,273
7.00%, 02/15/29 (Call 05/31/24)(a)(b)	4,572	4,554,657
9.13%, 07/15/31 (Call 07/15/26)(a)	6,534	7,008,427
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 05/31/24)(a)(b)	3,240	3,100,518
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 05/31/24)(a)(b)	4,235	4,182,096
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(a)	6,175	5,888,952
		288,975,642
Lodging — 1.7%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 05/13/24)(b)	8,987	8,514,215
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	8,203	7,263,807
Full House Resorts Inc., 8.25%, 02/15/28 (Call 05/16/24)(a)(b)	3,742	3,571,484
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(a)	3,971	3,797,050
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	13,574	11,406,520
3.75%, 05/01/29 (Call 05/31/24)(a)	7,181	6,441,439
4.00%, 05/01/31 (Call 05/01/26)(a)	9,998	8,760,630
4.88%, 01/15/30 (Call 01/15/25)	8,916	8,381,308
5.38%, 05/01/25 (Call 05/13/24)(a)	3,854	3,822,119
5.75%, 05/01/28 (Call 05/31/24)(a)	4,384	4,333,416
5.88%, 04/01/29 (Call 04/01/26)(a)	5,102	5,034,426
6.13%, 04/01/32 (Call 04/01/27)(a)(b)	4,195	4,135,174
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	4,495	3,913,687
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	7,741	7,040,847
6.63%, 01/15/32 (Call 01/15/27)(a)(b)	8,130	8,015,101
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	5,377	5,229,058
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(a)(b)	4,537	4,073,613
4.75%, 01/15/28 (Call 05/31/24)	3,301	3,047,746
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	4,216	4,059,415
4.75%, 10/15/28 (Call 07/15/28)(b)	6,993	6,522,787
5.50%, 04/15/27 (Call 01/15/27)	6,604	6,439,935
5.75%, 06/15/25 (Call 03/15/25)	5,646	5,614,053
6.50%, 04/15/32 (Call 04/15/27)	5,075	4,923,860
6.75%, 05/01/25 (Call 05/01/24)	5,469	5,462,881
Station Casinos LLC
4.50%, 02/15/28 (Call 05/31/24)(a)	6,495	6,024,239
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	4,480	3,926,879
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	4,525	4,434,247
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/24)(a)	1,977	1,959,732
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)	5,755	5,187,435
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	3,056	2,729,695
6.00%, 04/01/27 (Call 01/01/27)	3,672	3,627,114
6.60%, 10/01/25 (Call 07/01/25)	2,288	2,301,028
6.63%, 07/31/26 (Call 04/30/26)(a)	5,950	5,956,783
Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 05/31/24)(a)	$4,674	$4,285,668
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	8,225	7,948,412
		188,185,803
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28 (Call 05/31/24)(a)(b)	3,077	2,766,191
BWX Technologies Inc.
4.13%, 06/30/28 (Call 05/31/24)(a)(b)	3,411	3,115,946
4.13%, 04/15/29 (Call 05/16/24)(a)(b)	3,445	3,138,297
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	13,005	13,301,583
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	4,515	4,846,871
Esab Corp., 6.25%, 04/15/29 (Call 04/15/26)(a)	615	612,692
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 05/31/24)(a)(b)	4,473	2,880,591
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)(b)	4,035	3,033,551
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(a)	8,965	9,228,060
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/24)(a)(b)	2,068	2,073,941
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28 (Call 09/01/25)(a)	4,497	4,762,755
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,958	3,581,245
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(a)(b)	2,652	1,723,800
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	4,294	4,395,268
Terex Corp., 5.00%, 05/15/29 (Call 05/31/24)(a)(b)	5,454	5,102,480
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 05/31/24)(a)(b)	3,551	3,480,259
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(a)	13,888	13,284,822
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	7,630	7,066,202
		88,394,554
Manufacturing — 0.5%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)	3,576	3,215,477
5.63%, 07/01/27 (Call 05/31/24)(a)	3,400	3,305,415
Calderys Financing LLC, 11.25%, 06/01/28 (Call 06/01/25)(a)(b)	4,927	5,231,380
Enpro Inc., 5.75%, 10/15/26 (Call 05/31/24)	2,809	2,770,636
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/16/24)(a)(b)	4,127	4,084,656
12.25%, 11/15/26 (Call 05/31/24)(a)(b)	6,755	6,697,853
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/24)(a)(b)	4,010	4,010,859
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)(b)	2,971	2,532,564
5.00%, 09/15/26 (Call 07/15/26)	3,521	3,438,785
5.75%, 06/15/25 (Call 05/13/24)	2,726	2,711,056
6.25%, 02/15/29 (Call 02/15/26)(b)	4,480	4,444,870
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	4,700	4,455,427
Security	Par (000)	Value
Manufacturing (continued)
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(a)	$3,490	$3,566,843
		50,465,821
Media — 7.7%
Altice Financing SA
5.00%, 01/15/28 (Call 05/31/24)(a)	10,656	8,409,786
5.75%, 08/15/29 (Call 08/15/24)(a)	18,166	13,493,241
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)(b)	9,629	6,518,118
10.25%, 01/15/29 (Call 01/15/26)(a)	6,850	6,837,533
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 05/31/24)(a)(b)	2,203	1,334,457
Block Communications Inc., 4.88%, 03/01/28 (Call 05/31/24)(a)(b)	2,562	2,215,201
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	5,794	4,420,268
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	26,550	20,779,169
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	17,780	12,881,811
4.50%, 08/15/30 (Call 02/15/25)(a)	24,353	19,790,499
4.50%, 05/01/32 (Call 05/01/26)	25,701	19,733,649
4.50%, 06/01/33 (Call 06/01/27)(a)	15,532	11,679,961
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	26,930	22,377,357
4.75%, 02/01/32 (Call 02/01/27)(a)	10,730	8,438,444
5.00%, 02/01/28 (Call 05/16/24)(a)	22,160	20,180,667
5.13%, 05/01/27 (Call 05/31/24)(a)	28,808	26,998,063
5.38%, 06/01/29 (Call 06/01/24)(a)	13,225	11,648,563
5.50%, 05/01/26 (Call 05/31/24)(a)	7,072	6,928,672
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	13,247	12,143,279
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	9,815	9,313,802
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	8,825	5,441,200
4.13%, 12/01/30 (Call 12/01/25)(a)	9,693	6,157,205
4.50%, 11/15/31 (Call 11/15/26)(a)	13,225	8,392,445
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	20,610	8,945,426
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	4,505	1,917,601
5.38%, 02/01/28 (Call 05/31/24)(a)	8,835	6,778,311
5.50%, 04/15/27 (Call 05/31/24)(a)	11,636	9,539,335
5.75%, 01/15/30 (Call 01/15/25)(a)	19,890	8,722,165
6.50%, 02/01/29 (Call 05/13/24)(a)(b)	15,527	11,580,342
7.50%, 04/01/28 (Call 05/13/24)(a)(b)	9,273	5,017,067
11.25%, 05/15/28 (Call 05/15/25)(a)	8,920	7,890,042
11.75%, 01/31/29 (Call 01/31/26)(a)	18,290	16,249,293
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 05/31/24)(a)	3,374	1,992,840
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)	6,509	6,328,985
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)	33,787	31,492,080
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	24,325	19,128,779
5.75%, 12/01/28 (Call 12/01/27)(a)	22,246	15,022,323
7.38%, 07/01/28 (Call 05/13/24)	8,869	3,972,765
7.75%, 07/01/26	17,713	11,116,284
5.13%, 06/01/29	12,718	5,108,585
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	33,881	34,153,303
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 05/31/24)(a)(b)	2,419	2,235,424
GCI LLC, 4.75%, 10/15/28 (Call 05/16/24)(a)	5,222	4,658,261
40
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	$6,786	$4,096,554
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	11,734	7,053,355
5.88%, 07/15/26 (Call 05/31/24)(a)(b)	6,116	5,896,633
7.00%, 05/15/27 (Call 05/13/24)(a)(b)	6,652	6,053,163
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	4,448	3,176,142
5.25%, 08/15/27 (Call 05/16/24)(a)(b)	6,703	4,917,754
6.38%, 05/01/26 (Call 05/16/24)	7,385	6,241,268
8.38%, 05/01/27 (Call 05/16/24)(b)	7,860	4,217,696
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	7,025	5,867,321
6.75%, 10/15/27 (Call 05/31/24)(a)	10,926	10,126,494
Liberty Interactive LLC
8.25%, 02/01/30(b)	4,190	2,321,555
8.50%, 07/15/29(b)	2,112	1,188,267
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	7,727	7,165,810
8.00%, 08/01/29 (Call 08/01/24)(a)(b)	5,727	5,260,210
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 05/16/24)(a)(b)	2,957	2,822,870
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	8,527	7,679,798
5.13%, 02/15/32 (Call 02/15/27)(a)	4,457	4,083,863
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(b)	8,829	7,838,042
5.63%, 07/15/27 (Call 05/13/24)(a)	15,139	14,236,284
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(b)(f)	5,801	5,085,670
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(b)(f)	8,741	8,084,168
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 05/31/24)(a)	9,054	6,914,822
6.50%, 09/15/28 (Call 05/31/24)(a)	8,237	3,444,484
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 05/31/24)(a)(b)	4,786	3,535,399
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	3,152	1,859,774
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(a)(b)	3,844	3,025,011
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	6,573	4,555,878
5.13%, 02/15/27 (Call 05/16/24)(a)(b)	2,494	2,244,974
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	4,309	2,987,085
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(a)(b)	9,069	8,440,797
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	13,612	10,947,201
4.00%, 07/15/28 (Call 07/15/24)(a)	17,844	15,906,520
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	13,438	11,396,240
5.00%, 08/01/27 (Call 05/31/24)(a)(b)	13,350	12,607,610
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	11,174	10,372,130
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	11,134	9,695,153
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(a)	4,015	3,781,554
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(b)	8,685	7,826,855
4.75%, 03/15/26 (Call 05/31/24)(a)	4,836	4,670,068
5.00%, 09/15/29 (Call 09/15/24)	9,818	8,654,992
Security	Par (000)	Value
Media (continued)
Townsquare Media Inc., 6.88%, 02/01/26 (Call 05/31/24)(a)(b)	$4,309	$4,181,717
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/31/24)(a)	9,197	8,000,669
6.63%, 06/01/27 (Call 05/13/24)(a)	13,528	13,054,711
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	7,898	7,562,974
8.00%, 08/15/28 (Call 08/15/25)(a)	13,005	12,989,670
Urban One Inc., 7.38%, 02/01/28 (Call 05/31/24)(a)(b)	5,738	4,655,671
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	4,239	3,767,804
5.13%, 04/15/27 (Call 05/31/24)(a)	5,358	5,176,984
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	8,300	6,797,245
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	8,110	6,843,374
5.50%, 05/15/29 (Call 05/15/24)(a)	12,656	11,503,538
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(a)	4,479	3,987,303
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	13,518	11,386,727
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	4,252	3,528,083
6.00%, 01/15/27 (Call 05/31/24)(a)(b)	5,703	5,607,036
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	8,719	7,629,519
		850,915,090
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 05/16/24)(a)	2,924	2,831,433
6.38%, 06/15/30 (Call 07/15/25)(a)(b)	4,252	4,227,089
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 05/31/24)(b)	3,246	3,083,959
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(a)(b)	4,478	4,047,057
Vallourec SACA, 7.50%, 04/15/32 (Call 04/15/27)(a)	4,656	4,694,087
		18,883,625
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(a)(b)	4,555	4,162,773
5.50%, 12/15/27 (Call 05/31/24)(a)(b)	6,000	5,896,521
6.13%, 05/15/28 (Call 05/31/24)(a)(b)	4,375	4,344,506
7.13%, 03/15/31 (Call 03/15/27)(a)	6,780	6,858,024
Arsenal AIC Parent LLC
8.00%, 10/01/30 (Call 10/01/26)(a)	6,785	7,064,311
11.50%, 10/01/31 (Call 10/01/26)(a)	125	139,186
Century Aluminum Co., 7.50%, 04/01/28 (Call 05/31/24)(a)(b)	2,177	2,158,099
Coeur Mining Inc., 5.13%, 02/15/29 (Call 05/31/24)(a)(b)	2,753	2,574,799
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 05/13/24)(a)(b)	4,535	4,252,916
Constellium SE
3.75%, 04/15/29 (Call 05/13/24)(a)(b)	4,520	4,007,282
5.63%, 06/15/28 (Call 05/13/24)(a)(b)	2,890	2,789,181
5.88%, 02/15/26 (Call 05/31/24)(a)(b)	2,223	2,202,086
Eldorado Gold Corp., 6.25%, 09/01/29 (Call 09/01/24)(a)(b)	4,610	4,341,402
Schedule of Investments
41

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	$13,391	$11,790,015
4.50%, 09/15/27 (Call 06/15/27)(a)	5,519	5,204,927
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	6,278	6,035,445
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	6,935	6,715,127
Hecla Mining Co., 7.25%, 02/15/28 (Call 05/16/24)	4,165	4,147,435
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 05/31/24)(a)(b)	5,744	5,555,280
6.13%, 04/01/29 (Call 05/31/24)(a)(b)	5,403	5,288,689
IAMGOLD Corp., 5.75%, 10/15/28 (Call 05/31/24)(a)(b)	4,051	3,744,954
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/24)(a)(b)	2,280	2,301,044
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	4,716	4,130,661
4.63%, 03/01/28 (Call 05/31/24)(a)(b)	4,428	4,122,723
New Gold Inc., 7.50%, 07/15/27 (Call 05/31/24)(a)	3,545	3,522,693
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(a)	6,664	6,230,597
3.88%, 08/15/31 (Call 08/15/26)(a)	6,507	5,510,219
4.75%, 01/30/30 (Call 01/30/25)(a)	14,347	13,127,804
Perenti Finance Pty Ltd.
6.50%, 10/07/25 (Call 05/13/24)(a)(b)	3,913	3,918,870
7.50%, 04/26/29 (Call 04/26/26)(a)(b)	1,210	1,221,825
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(a)	3,648	3,706,288
		147,065,682
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 05/13/24)(a)(b)	3,405	3,068,862
7.25%, 03/15/29 (Call 05/13/24)(a)(b)	3,133	2,682,975
Xerox Corp.
4.80%, 03/01/35(b)	2,267	1,530,095
6.75%, 12/15/39(b)	3,051	2,324,503
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	3,315	3,220,887
5.50%, 08/15/28 (Call 07/15/28)(a)	6,746	5,853,585
8.88%, 11/30/29 (Call 11/30/26)(a)(b)	4,380	4,172,743
		22,853,650
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 05/16/24)(a)(b)	2,715	2,546,235
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	4,060	3,797,489
		6,343,724
Oil & Gas — 6.1%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 05/31/24)(a)(b)	7,169	7,215,326
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	5,523	5,251,061
7.63%, 02/01/29 (Call 05/31/24)(a)	3,762	3,853,183
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	3,719	3,544,163
7.00%, 11/01/26 (Call 05/31/24)(a)(b)	5,669	5,660,532
8.25%, 12/31/28 (Call 05/31/24)(a)	4,548	4,640,620
9.00%, 11/01/27 (Call 11/01/26)(a)(b)	1,669	2,083,278
Security	Par (000)	Value
Oil & Gas (continued)
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(a)	$5,275	$5,319,845
8.50%, 04/30/30 (Call 04/30/26)(a)	7,189	7,495,341
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/24)(a)	3,245	3,216,642
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (Call 11/15/25)(a)(b)	11,000	11,370,964
10.38%, 11/15/30 (Call 11/15/26)(a)(b)	4,550	4,725,302
California Resources Corp., 7.13%, 02/01/26 (Call 05/31/24)(a)(b)	4,970	4,997,509
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 05/31/24)(a)(b)	2,875	2,750,284
9.75%, 07/15/28 (Call 07/15/25)(a)	2,810	2,694,275
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(a)	4,188	4,134,996
5.88%, 02/01/29 (Call 05/31/24)(a)(b)	4,224	4,141,845
6.75%, 04/15/29 (Call 05/31/24)(a)	8,336	8,329,542
Chord Energy Corp., 6.38%, 06/01/26 (Call 05/31/24)(a)	3,790	3,788,462
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 05/31/24)(a)	5,583	5,574,357
7.00%, 06/15/25 (Call 05/31/24)(a)	8,535	8,526,250
8.38%, 01/15/29 (Call 10/15/25)(a)	10,393	10,755,599
Civitas Resources Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	3,845	3,719,130
8.38%, 07/01/28 (Call 07/01/25)(a)	12,329	12,861,416
8.63%, 11/01/30 (Call 11/01/26)(a)	9,115	9,699,559
8.75%, 07/01/31 (Call 07/01/26)(a)	12,274	13,019,547
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(a)(b)	4,548	4,406,501
7.25%, 03/01/32 (Call 03/01/27)(a)(b)	3,505	3,514,674
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	4,379	4,432,772
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	8,568	7,803,489
6.75%, 03/01/29 (Call 05/16/24)(a)(b)	10,817	10,298,992
6.75%, 03/01/29 (Call 05/16/24)(a)	3,625	3,410,788
Crescent Energy Finance LLC
7.63%, 04/01/32 (Call 04/01/27)(a)(b)	6,365	6,388,742
9.25%, 02/15/28 (Call 02/15/25)(a)	9,265	9,788,104
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/31/24)(a)	3,367	3,317,206
5.63%, 10/15/25 (Call 05/31/24)(a)	6,992	6,953,344
CVR Energy Inc.
5.75%, 02/15/28 (Call 05/16/24)(a)	3,531	3,281,062
8.50%, 01/15/29 (Call 01/15/26)(a)	5,344	5,357,186
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)(b)	4,795	5,015,517
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (Call 05/31/24)(a)(b)	6,149	6,224,577
8.75%, 05/01/31 (Call 05/01/27)(a)(b)	1,585	1,613,934
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(a)(b)	7,848	7,949,422
Energean PLC, 6.50%, 04/30/27 (Call 05/31/24)(a)(b)	3,849	3,579,570
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(a)(b)	2,750	2,804,593
Global Marine Inc., 7.00%, 06/01/28	2,342	2,147,871
42
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Gran Tierra Energy Inc., 9.50%, 10/15/29 (Call 10/15/26)(a)(b)	$310	$291,679
Greenfire Resources Ltd., 12.00%, 10/01/28 (Call 10/01/25)(a)(b)	2,800	2,967,805
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	3,785	3,833,591
Harbour Energy PLC, 5.50%, 10/15/26 (Call 05/31/24)(a)	4,716	4,623,124
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(a)	5,353	5,142,260
6.00%, 04/15/30 (Call 04/15/25)(a)	4,507	4,315,401
6.00%, 02/01/31 (Call 02/01/26)(a)	5,390	5,145,520
6.25%, 11/01/28 (Call 05/31/24)(a)(b)	5,328	5,249,638
6.25%, 04/15/32 (Call 05/15/27)(a)(b)	4,372	4,221,322
8.38%, 11/01/33 (Call 11/01/28)(a)	5,310	5,696,080
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 05/31/24)(a)	5,364	5,399,063
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/13/24)(a)	3,757	3,706,940
Matador Resources Co.
6.50%, 04/15/32 (Call 04/15/27)(a)(b)	7,955	7,884,116
6.88%, 04/15/28 (Call 04/15/25)(a)	4,870	4,907,309
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(a)	5,361	5,186,747
7.13%, 02/01/27 (Call 05/31/24)(a)(b)	1,567	1,578,869
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/24)(a)	5,225	5,210,344
10.50%, 05/15/27 (Call 05/31/24)(a)	3,895	3,983,269
Murphy Oil Corp.
5.88%, 12/01/27 (Call 05/16/24)(b)	3,894	3,854,517
5.88%, 12/01/42 (Call 06/01/42)	2,876	2,532,926
6.38%, 07/15/28 (Call 07/15/24)	3,324	3,320,925
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/31/24)(a)	6,200	6,144,541
9.13%, 01/31/30 (Call 05/31/26)(a)(b)	5,725	5,903,531
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 05/31/24)(a)(b)	5,572	5,518,781
7.50%, 01/15/28 (Call 05/31/24)(a)(b)	3,399	3,222,752
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(a)	5,233	5,392,067
Northern Oil & Gas Inc.
8.13%, 03/01/28 (Call 05/31/24)(a)	7,288	7,372,926
8.75%, 06/15/31 (Call 06/15/26)(a)(b)	4,375	4,602,078
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	7,127	6,459,088
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	7,150	6,461,760
5.88%, 07/15/27 (Call 05/31/24)(a)(b)	4,656	4,539,499
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)(b)	7,367	7,184,968
7.88%, 09/15/30 (Call 09/15/26)(a)	4,461	4,588,068
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 05/31/24)(a)(b)	2,159	2,133,479
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	6,300	6,122,712
7.00%, 01/15/32 (Call 01/15/27)(a)(b)	8,975	9,149,246
7.75%, 02/15/26 (Call 05/31/24)(a)(b)	2,928	2,954,144
8.00%, 04/15/27 (Call 05/31/24)(a)	5,259	5,399,410
9.88%, 07/15/31 (Call 07/15/26)(a)(b)	4,687	5,183,508
Petrofac Ltd., 9.75%, 11/15/26 (Call 05/31/24)(a)	3,265	620,350
Security	Par (000)	Value
Oil & Gas (continued)
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(a)(b)	$3,790	$3,750,677
7.13%, 01/15/26 (Call 05/16/24)(a)(b)	1,854	1,853,894
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	4,604	4,239,192
4.88%, 05/15/25 (Call 02/15/25)	5,588	5,540,644
8.25%, 01/15/29 (Call 05/16/24)	6,164	6,422,290
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(a)	6,250	5,760,981
Seadrill Finance Ltd., 8.38%, 08/01/30 (Call 08/01/26)(a)(b)	5,235	5,453,671
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(a)(b)	5,110	5,254,836
SM Energy Co.
5.63%, 06/01/25 (Call 05/31/24)(b)	2,788	2,767,297
6.50%, 07/15/28 (Call 07/15/24)	3,700	3,669,919
6.63%, 01/15/27 (Call 05/31/24)(b)	3,911	3,890,922
6.75%, 09/15/26 (Call 05/31/24)	3,937	3,935,951
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	10,221	9,204,681
5.38%, 02/01/29 (Call 05/16/24)	5,965	5,721,540
5.38%, 03/15/30 (Call 03/15/25)	10,702	10,162,490
8.38%, 09/15/28 (Call 05/16/24)(b)	2,372	2,448,694
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 05/31/24)(a)(b)	4,544	4,500,067
Sunoco LP
7.00%, 05/01/29 (Call 05/01/26)(a)	6,685	6,789,195
7.25%, 05/01/32 (Call 05/01/27)(a)	6,475	6,576,382
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/16/24)	7,236	6,606,231
4.50%, 04/30/30 (Call 04/30/25)(b)	7,240	6,514,931
5.88%, 03/15/28 (Call 05/31/24)	3,772	3,681,008
6.00%, 04/15/27 (Call 05/31/24)	5,378	5,312,962
7.00%, 09/15/28 (Call 09/15/25)(a)(b)	4,654	4,720,017
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)(b)	5,424	5,722,646
9.38%, 02/01/31 (Call 02/01/27)(a)	5,530	5,893,313
Teine Energy Ltd., 6.88%, 04/15/29 (Call 05/31/24)(a)(b)	3,655	3,551,114
Transocean Aquila Ltd., 8.00%, 09/30/28 (Call 09/30/25)(a)(b)	3,465	3,524,234
Transocean Inc.
6.80%, 03/15/38(b)	5,313	4,300,561
7.50%, 04/15/31(b)	3,621	3,268,695
8.00%, 02/01/27 (Call 05/13/24)(a)(b)	5,020	5,032,138
8.25%, 05/15/29 (Call 05/15/26)(a)	7,455	7,412,049
8.50%, 05/15/31 (Call 05/15/27)(a)	7,640	7,605,460
8.75%, 02/15/30 (Call 02/15/26)(a)	11,351	11,835,762
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(a)(b)	3,586	3,573,780
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)(b)	5,026	5,159,455
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	9,860	10,140,168
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(a)(b)	3,667	3,568,918
Viper Energy Inc.
5.38%, 11/01/27 (Call 05/16/24)(a)(b)	3,730	3,639,114
7.38%, 11/01/31 (Call 11/01/26)(a)(b)	3,450	3,552,258
Vital Energy Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	2,741	2,758,956
Schedule of Investments
43

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
7.88%, 04/15/32 (Call 04/15/27)(a)(b)	$7,740	$7,853,851
9.75%, 10/15/30 (Call 10/15/26)(b)	4,730	5,153,789
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(a)(b)	2,170	2,213,320
		676,199,778
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(a)	7,219	7,072,182
6.88%, 04/01/27 (Call 05/31/24)(a)	4,857	4,845,196
Bristow Group Inc., 6.88%, 03/01/28 (Call 05/31/24)(a)	3,591	3,482,722
CGG SA, 8.75%, 04/01/27 (Call 05/31/24)(a)(b)	4,480	4,192,356
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(a)	5,607	5,741,686
Helix Energy Solutions Group Inc., 9.75%, 03/01/29 (Call 03/01/26)(a)(b)	2,600	2,763,744
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)(b)	6,680	6,728,172
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)(b)	2,517	2,475,660
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 05/31/24)(a)	4,150	4,166,193
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)	9,035	8,977,215
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)(b)	7,050	7,038,291
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)(b)	14,562	15,121,044
Welltec International ApS, 8.25%, 10/15/26 (Call 05/13/24)(a)	2,156	2,204,909
		74,809,370
Packaging & Containers — 2.6%
ARD Finance SA, 6.50%, 06/30/27 (Call 05/31/24), (7.25% PIK)(a)(b)(e)	7,980	1,968,043
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(a)(b)	5,372	4,653,115
4.00%, 09/01/29 (Call 05/31/24)(a)(b)	9,354	7,710,682
6.00%, 06/15/27 (Call 06/15/24)(a)	5,351	5,187,031
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(a)	10,911	9,092,755
5.25%, 04/30/25 (Call 05/31/24)(a)	5,711	5,655,008
5.25%, 08/15/27 (Call 05/31/24)(a)(b)	15,963	8,141,130
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	11,697	9,768,080
3.13%, 09/15/31 (Call 06/15/31)(b)	7,565	6,282,624
6.00%, 06/15/29 (Call 05/15/26)	9,074	9,028,931
6.88%, 03/15/28 (Call 11/15/24)	6,635	6,739,459
Berry Global Inc.
4.50%, 02/15/26 (Call 05/31/24)(a)(b)	2,172	2,110,320
5.63%, 07/15/27 (Call 05/31/24)(a)(b)	4,558	4,445,218
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 05/31/24)(a)(b)	3,893	3,650,390
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 05/16/24)(a)	2,372	2,147,177
Security	Par (000)	Value
Packaging & Containers (continued)
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	$4,390	$4,378,974
8.75%, 04/15/30 (Call 04/15/25)(a)(b)	9,814	9,484,748
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	4,519	4,306,064
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	3,551	3,401,623
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	7,475	7,314,520
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	3,085	3,183,563
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 05/31/24)(a)	4,441	4,011,460
Graphic Packaging International LLC
3.50%, 03/15/28(a)	3,980	3,606,544
3.50%, 03/01/29 (Call 09/01/28)(a)	3,080	2,725,057
3.75%, 02/01/30 (Call 08/01/29)(a)	3,715	3,232,341
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	2,636	2,518,994
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 05/31/24)(a)(b)	6,004	5,723,412
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	3,646	3,226,319
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	4,501	4,002,979
6.75%, 07/15/26 (Call 05/13/24)(a)(b)	6,205	6,118,366
8.25%, 11/01/29 (Call 11/01/24)(a)	4,061	3,436,889
9.50%, 11/01/28 (Call 11/01/25)(a)(b)	2,600	2,600,969
10.50%, 07/15/27 (Call 05/13/24)(a)(b)	6,123	6,014,053
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(a)(b)	26,598	27,096,713
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	11,739	11,503,931
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	3,643	3,327,161
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(a)(b)	2,019	2,026,517
6.63%, 05/13/27 (Call 05/31/24)(a)(b)	5,219	5,214,688
7.25%, 05/15/31 (Call 05/15/26)(a)	6,167	6,176,436
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(a)(b)	8,865	8,224,907
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	4,466	4,110,100
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	3,900	3,607,590
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	3,862	3,633,418
5.50%, 09/15/25 (Call 06/15/25)(a)	2,934	2,916,604
6.88%, 07/15/33(a)	3,862	3,887,601
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(a)(b)	7,025	6,939,410
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	3,900	3,970,309
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)(b)	5,046	4,710,850
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)(a)	5,535	5,989,789
TriMas Corp., 4.13%, 04/15/29 (Call 05/31/24)(a)(b)	3,434	3,082,344
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 05/31/24)(a)	9,443	9,280,072
8.50%, 08/15/27 (Call 05/13/24)(a)(b)	6,385	6,322,825
		287,888,103
44
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals — 1.9%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	$4,295	$3,802,814
AdaptHealth LLC
4.63%, 08/01/29 (Call 05/31/24)(a)(b)	4,405	3,711,305
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	5,395	4,592,338
6.13%, 08/01/28 (Call 05/13/24)(a)(b)	3,037	2,848,078
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 05/31/24)(a)(b)	5,745	3,719,773
9.25%, 04/01/26 (Call 05/31/24)(a)(b)	5,489	5,080,339
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	15,051	9,722,629
5.00%, 01/30/28 (Call 05/16/24)(a)(b)	3,950	1,787,375
5.00%, 02/15/29 (Call 05/13/24)(a)(b)	1,625	690,625
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	7,580	3,259,400
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	3,800	1,577,549
5.50%, 11/01/25 (Call 05/31/24)(a)(b)	14,809	13,793,832
5.75%, 08/15/27 (Call 05/16/24)(a)	4,546	3,136,740
6.13%, 02/01/27 (Call 05/31/24)(a)(b)	8,795	6,442,337
6.25%, 02/15/29 (Call 05/13/24)(a)(b)	8,245	3,596,881
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	600	272,250
9.00%, 12/15/25 (Call 05/31/24)(a)(b)	7,574	7,156,076
11.00%, 09/30/28(a)(b)	16,351	12,761,792
14.00%, 10/15/30 (Call 10/15/25)(a)(b)	4,432	2,858,640
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)(b)	7,682	7,773,628
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 05/31/24)(a)	4,530	4,249,819
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	6,576	6,559,156
Endo Finance Holdings Inc., 8.50%, 04/15/31 (Call 04/15/27)(a)(b)	5,489	5,577,194
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)(b)	6,272	5,065,516
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(a)	2,475	2,373,996
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(a)	6,766	6,462,564
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	5,698	3,347,001
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	13,625	12,396,400
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)(b)	4,567	4,090,136
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 05/31/24)(a)	19,144	17,435,528
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	17,723	15,325,108
Owens & Minor Inc.
4.50%, 03/31/29 (Call 05/31/24)(a)(b)	4,347	3,896,922
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	5,102	4,950,421
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 05/31/24)(a)(b)	4,056	3,435,189
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	6,621	6,398,127
4.65%, 06/15/30 (Call 03/15/30)	6,818	6,247,520
4.90%, 12/15/44 (Call 06/15/44)(b)	2,400	1,891,057
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	5,478	4,660,046
5.13%, 01/15/28 (Call 05/31/24)(a)(b)	3,712	3,563,737
		216,509,838
Security	Par (000)	Value
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)	$6,697	$6,372,617
5.75%, 03/01/27 (Call 05/16/24)(a)(b)	6,076	5,965,464
5.75%, 01/15/28 (Call 05/16/24)(a)(b)	5,938	5,811,569
6.63%, 02/01/32 (Call 02/01/27)(a)	5,250	5,234,176
7.88%, 05/15/26 (Call 05/16/24)(a)	4,841	4,928,985
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 05/31/24)(a)	2,933	2,917,221
7.63%, 12/15/25 (Call 05/31/24)(a)	5,427	5,450,813
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	5,737	5,400,723
4.13%, 12/01/27 (Call 09/01/27)	3,553	3,308,220
4.50%, 03/01/28 (Call 12/01/27)(a)	4,424	4,120,762
5.60%, 10/15/44 (Call 04/15/44)	2,638	2,035,119
5.85%, 11/15/43 (Call 05/15/43)	3,464	2,925,279
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(a)	3,692	3,267,476
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	12,280	11,284,543
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(a)	7,722	7,780,428
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	3,744	3,656,801
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)	9,931	9,001,148
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	8,820	7,830,011
Energy Transfer LP, 8.00%, 05/15/54 (Call 02/15/29), (5-year CMT + 4.020%)(b)(f)	7,265	7,481,482
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	4,494	4,299,817
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	7,357	6,806,907
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	9,813	8,966,462
5.50%, 07/15/28 (Call 04/15/28)(b)	7,861	7,657,157
6.00%, 07/01/25 (Call 04/01/25)(a)(b)	3,063	3,057,884
6.38%, 04/01/29 (Call 04/01/26)(a)	5,462	5,411,071
6.50%, 07/01/27 (Call 01/01/27)(a)	8,320	8,331,556
6.50%, 07/15/48 (Call 01/15/48)	4,776	4,712,314
7.50%, 06/01/27 (Call 06/01/24)(a)	4,650	4,737,536
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	4,440	4,655,655
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)(b)	5,541	5,806,231
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 05/31/24)(b)	3,404	3,374,995
7.75%, 02/01/28 (Call 05/31/24)	6,161	6,159,612
8.00%, 01/15/27 (Call 05/31/24)	9,071	9,173,360
8.25%, 01/15/29 (Call 01/15/26)	5,242	5,315,928
8.88%, 04/15/30 (Call 04/15/26)	4,507	4,663,853
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 05/16/24)(b)	3,087	3,021,046
7.00%, 08/01/27 (Call 05/16/24)(b)	3,487	3,459,413
8.25%, 01/15/32 (Call 01/15/27)(a)(b)	4,100	4,200,115
Harvest Midstream I LP
7.50%, 09/01/28 (Call 05/31/24)(a)	7,026	7,045,251
7.50%, 05/15/32 (Call 05/15/27)(a)	3,895	3,899,831
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	6,773	6,112,591
Schedule of Investments
45

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.13%, 06/15/28 (Call 05/31/24)(a)	$5,022	$4,806,807
5.50%, 10/15/30 (Call 10/15/25)(a)	3,615	3,456,428
5.63%, 02/15/26 (Call 05/31/24)(a)	6,581	6,507,062
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 05/31/24)(a)	3,723	3,673,040
8.88%, 07/15/28 (Call 07/15/25)(a)(b)	5,074	5,314,391
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	10,816	9,769,206
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	8,997	8,698,968
6.63%, 12/15/28 (Call 12/15/25)(a)	7,249	7,283,897
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)(b)	3,580	3,797,773
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(a)	13,634	13,037,703
6.75%, 09/15/25 (Call 05/21/24)(a)(b)	7,420	7,328,828
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	6,990	6,816,995
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	8,225	8,355,942
8.38%, 02/15/32 (Call 02/15/27)(a)(b)	11,720	11,909,301
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 05/31/24)(a)	4,335	4,243,531
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	5,119	5,007,164
5.75%, 10/01/25 (Call 07/01/25)	4,767	4,740,106
6.00%, 06/01/26 (Call 03/01/26)	4,821	4,783,894
6.38%, 10/01/30 (Call 04/01/30)(b)	5,305	5,244,692
Prairie Acquiror LP, 9.00%, 08/01/29 (Call 02/01/26)(a)	3,735	3,814,967
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	3,077	2,981,525
4.80%, 05/15/30 (Call 02/15/30)(a)	3,116	2,805,356
4.95%, 07/15/29 (Call 04/15/29)(a)	4,899	4,503,816
6.88%, 04/15/40(a)	4,313	4,099,818
7.50%, 07/15/38(a)	2,308	2,367,413
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.50%, 10/15/26 (Call 05/31/24)(a)(b)(i)	7,781	7,944,222
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(a)	6,693	6,354,477
6.00%, 03/01/27 (Call 05/31/24)(a)(b)	4,137	4,029,731
6.00%, 12/31/30 (Call 12/31/25)(a)	6,453	6,070,107
6.00%, 09/01/31 (Call 09/01/26)(a)	4,110	3,815,819
7.38%, 02/15/29 (Call 02/15/26)(a)	7,119	7,126,809
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/24)(b)	2,208	2,103,120
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	11,020	9,047,847
6.25%, 01/15/30 (Call 10/15/29)(a)	8,865	8,764,981
3.88%, 08/15/29 (Call 02/15/29)(a)	11,089	9,797,489
4.13%, 08/15/31 (Call 02/15/31)(a)	11,095	9,683,409
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	20,057	20,507,641
8.38%, 06/01/31 (Call 06/01/26)(a)(b)	19,900	20,421,626
9.50%, 02/01/29 (Call 11/01/28)(a)	26,590	28,580,581
9.88%, 02/01/32 (Call 02/01/27)(a)	17,675	18,861,115
		534,099,019
Security	Par (000)	Value
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	$5,684	$4,987,047
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/31/24)(a)	5,859	5,777,392
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	3,545	3,678,480
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28 (Call 05/31/24)(a)(b)(i)	4,911	5,010,568
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(a)	3,640	3,749,135
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)(b)	6,609	6,775,210
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(a)	5,799	5,120,909
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	5,716	4,846,851
5.38%, 08/01/28 (Call 05/31/24)(a)	6,664	6,271,032
Hunt Companies Inc., 5.25%, 04/15/29 (Call 05/31/24)(a)(b)	5,585	4,982,257
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 05/31/24)(b)	5,400	4,466,160
4.75%, 02/01/30 (Call 09/01/24)(b)	5,242	4,151,652
5.00%, 03/01/31 (Call 03/01/26)(b)	5,274	4,098,570
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(a)(b)	5,485	5,537,859
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	4,051	2,719,194
5.75%, 01/15/29 (Call 05/16/24)(a)(b)	5,132	3,582,225
		75,754,541
Real Estate Investment Trusts — 3.5%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)(b)	4,451	3,668,752
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(a)(b)	3,265	2,925,041
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	4,274	3,825,853
4.55%, 10/01/29 (Call 07/01/29)(b)	3,130	2,683,670
8.05%, 03/15/28 (Call 02/15/28)(b)	3,175	3,226,875
8.88%, 04/12/29 (Call 03/12/29)	1,570	1,606,663
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(a)	6,402	5,685,762
5.75%, 05/15/26 (Call 05/13/24)(a)(b)	8,610	8,331,479
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)(b)	3,635	3,290,228
Diversified Healthcare Trust
0.00%, 01/15/26 (Call 05/13/24)(a)(b)(j)	8,100	6,965,564
4.38%, 03/01/31 (Call 09/01/30)(b)	4,513	3,260,763
4.75%, 02/15/28 (Call 08/15/27)(b)	4,521	3,558,946
9.75%, 06/15/25 (Call 05/16/24)	4,185	4,192,908
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	4,442	3,782,924
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	8,788	8,167,728
3.75%, 09/15/30(a)(b)	3,625	3,007,651
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	3,550	2,693,385
3.95%, 11/01/27 (Call 08/01/27)(b)	3,625	3,202,203
4.65%, 04/01/29 (Call 01/01/29)(b)	4,525	3,812,775
46
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.95%, 02/15/28 (Call 01/15/28)(b)	$3,100	$2,833,293
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	9,936	8,763,741
4.88%, 09/15/27 (Call 05/13/24)(a)(b)	9,206	8,785,510
4.88%, 09/15/29 (Call 09/15/24)(a)	9,125	8,420,244
5.00%, 07/15/28 (Call 05/13/24)(a)(b)	4,646	4,378,317
5.25%, 03/15/28 (Call 05/13/24)(a)(b)	7,567	7,240,169
5.25%, 07/15/30 (Call 07/15/25)(a)	11,667	10,828,594
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	5,299	4,904,656
7.00%, 02/15/29 (Call 08/15/25)(a)	9,127	9,178,951
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	6,467	5,731,564
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(a)	5,867	5,432,584
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	5,565	4,966,500
5.25%, 10/01/25 (Call 05/16/24)(a)	2,439	2,399,227
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	11,443	7,672,873
4.63%, 08/01/29 (Call 08/01/24)(b)	7,944	5,944,546
5.00%, 10/15/27 (Call 05/31/24)(b)	12,273	10,038,823
5.25%, 08/01/26 (Call 05/31/24)(b)	4,787	4,360,103
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	4,451	3,796,714
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	3,370	1,639,090
2.65%, 06/15/26 (Call 05/15/26)	2,765	1,575,354
3.45%, 10/15/31 (Call 07/15/31)	3,530	1,464,677
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(a)	6,565	6,007,201
5.88%, 10/01/28 (Call 05/31/24)(a)	6,489	6,280,119
7.50%, 06/01/25 (Call 05/31/24)(a)	5,045	5,044,074
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(a)	8,910	8,732,343
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)(b)	5,367	4,936,707
4.75%, 10/15/27 (Call 05/31/24)(b)	6,234	5,924,399
7.25%, 07/15/28 (Call 07/15/25)(a)	3,575	3,630,423
Rithm Capital Corp.
6.25%, 10/15/25 (Call 05/31/24)(a)	2,033	2,013,573
8.00%, 04/01/29 (Call 04/01/26)(a)	7,149	6,990,744
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 05/31/24)(a)	5,057	4,759,141
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	4,458	3,866,417
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)(b)	14,221	12,384,473
3.88%, 02/15/27 (Call 05/13/24)	13,846	13,012,429
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	3,538	3,018,674
4.38%, 02/15/30 (Call 08/15/29)	3,615	2,751,190
4.75%, 10/01/26 (Call 08/01/26)	4,091	3,798,570
4.95%, 02/15/27 (Call 08/15/26)	3,620	3,331,544
4.95%, 10/01/29 (Call 07/01/29)(b)	3,731	3,050,931
5.25%, 02/15/26 (Call 08/15/25)	2,916	2,804,878
5.50%, 12/15/27 (Call 09/15/27)	3,990	3,764,879
7.50%, 09/15/25 (Call 06/15/25)	7,436	7,490,878
8.63%, 11/15/31 (Call 11/15/26)(a)(b)	8,875	9,320,887
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	$3,858	$3,567,802
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	4,540	4,204,509
7.25%, 04/01/29 (Call 10/01/28)(a)(b)	5,410	5,336,950
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	6,241	4,853,570
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(a)(b)	4,860	4,262,464
6.50%, 02/15/29 (Call 05/13/24)(a)	9,713	7,808,539
10.50%, 02/15/28 (Call 09/15/25)(a)	23,621	24,505,129
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	3,900	3,541,034
3.40%, 06/01/31 (Call 03/01/31)	3,150	2,446,863
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	4,429	4,042,617
6.38%, 08/15/25 (Call 05/13/24)(a)	3,302	3,298,359
		389,027,010
Retail — 5.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(a)(b)	6,940	6,195,273
3.88%, 01/15/28 (Call 05/31/24)(a)(b)	14,117	13,023,120
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	25,865	22,305,300
4.38%, 01/15/28 (Call 05/31/24)(a)(b)	6,962	6,474,391
5.75%, 04/15/25 (Call 05/31/24)(a)	753	749,500
99 Cents Only Stores LLC, 7.50%, 01/15/26 (Call 05/31/24)(a)(c)	2,400	732,000
Academy Ltd., 6.00%, 11/15/27 (Call 05/13/24)(a)	3,770	3,685,412
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(b)	3,125	2,684,210
3.50%, 03/15/32 (Call 12/15/31)(b)	3,225	2,691,698
3.90%, 04/15/30 (Call 01/15/30)(b)	4,650	4,151,475
5.90%, 03/09/26(b)	2,150	2,143,960
5.95%, 03/09/28 (Call 02/09/28)(b)	2,700	2,667,824
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(a)(b)	4,000	3,223,324
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)(b)	3,959	3,713,795
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	7,149	6,464,227
4.75%, 03/01/30 (Call 03/01/25)(b)	3,979	3,606,553
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	5,532	4,917,979
At Home Group Inc.
4.88%, 07/15/28 (Call 05/31/24)(a)(b)	2,157	1,019,183
7.13%, 07/15/29 (Call 07/15/24)(a)	3,727	1,043,560
Bath & Body Works Inc.
5.25%, 02/01/28	4,121	3,963,226
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	8,153	8,146,918
6.69%, 01/15/27(b)	2,709	2,725,815
6.75%, 07/01/36(b)	5,144	5,019,916
6.88%, 11/01/35	6,888	6,842,188
6.95%, 03/01/33(b)	2,616	2,527,723
7.50%, 06/15/29 (Call 06/15/24)(b)	4,411	4,514,847
9.38%, 07/01/25(a)(b)	2,003	2,072,931
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 05/31/24), (7.75% PIK)(a)(b)(e)	3,124	3,044,195
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/31/24)(a)(b)	3,030	2,705,514
4.50%, 11/15/26 (Call 05/31/24)(a)(b)	2,523	2,420,551
6.50%, 08/01/30 (Call 08/01/26)(a)	5,388	5,378,697
Schedule of Investments
47

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 05/31/24)(a)(b)	$2,907	$2,675,101
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(a)(b)	2,590	2,464,423
Brinker International Inc., 8.25%, 07/15/30 (Call 07/15/26)(a)(b)	3,250	3,384,088
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	3,165	3,219,609
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(e)	9,212	9,023,288
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(e)	13,762	13,653,534
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(a)(e)	16,437	16,476,505
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/31/24)(a)	6,078	5,992,109
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 05/31/24)(a)	3,779	3,803,484
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(a)	9,875	10,193,941
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)(b)	4,205	4,454,016
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(a)	5,945	5,825,178
5.88%, 04/01/29 (Call 05/31/24)(a)	7,400	7,011,815
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)(b)	9,105	8,236,722
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	11,112	9,667,872
FirstCash Inc.
4.63%, 09/01/28 (Call 05/31/24)(a)(b)	4,626	4,280,012
5.63%, 01/01/30 (Call 01/01/25)(a)	5,019	4,729,570
6.88%, 03/01/32 (Call 03/01/27)(a)	4,257	4,203,192
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	3,663	2,923,773
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 05/31/24)(a)	3,624	3,193,802
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)	6,782	5,738,657
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	6,779	5,509,510
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (Call 01/15/26)(a)	4,760	4,533,662
8.75%, 01/15/32 (Call 01/15/27)(a)(b)	4,775	4,507,926
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 05/31/24)(a)(b)	6,949	6,319,740
Guitar Center Inc., 8.50%, 01/15/26 (Call 05/13/24)(a)(b)	4,659	4,109,968
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/31/24)(a)(b)	3,192	2,948,673
IRB Holding Corp., 7.00%, 06/15/25 (Call 05/31/24)(a)	5,725	5,712,679
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 05/31/24)(a)(b)	3,681	3,400,711
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(a)	6,642	6,410,620
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	2,315	2,256,583
4.63%, 05/01/31 (Call 02/01/31)(b)	4,544	3,746,184
Security	Par (000)	Value
Retail (continued)
5.55%, 07/17/45 (Call 01/17/45)(b)	$3,735	$2,562,285
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(a)(b)	6,464	5,933,722
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/31/24)(a)	9,113	8,323,118
8.25%, 08/01/31 (Call 08/01/26)(a)(b)	7,691	7,989,334
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,180	6,341,650
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	4,954	4,337,253
4.63%, 12/15/27 (Call 05/31/24)(a)	3,821	3,602,069
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 05/31/24)(a)	6,143	6,021,976
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	2,089	1,652,124
4.50%, 12/15/34 (Call 06/15/34)(b)	3,195	2,722,884
5.13%, 01/15/42 (Call 07/15/41)	2,152	1,811,532
5.88%, 04/01/29 (Call 05/31/24)(a)(b)	4,599	4,434,223
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	3,990	3,803,233
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	4,061	3,841,369
Marks & Spencer PLC, 7.13%, 12/01/37(a)	2,330	2,364,542
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 05/13/24)(a)(b)	7,625	6,453,625
7.88%, 05/01/29 (Call 05/13/24)(a)(b)	10,016	7,338,858
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	4,544	3,900,857
4.75%, 09/15/29 (Call 09/15/24)(b)	4,568	4,252,756
5.63%, 05/01/27 (Call 05/31/24)(b)	2,707	2,670,947
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(a)	10,797	10,746,919
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	3,246	3,080,662
4.25%, 08/01/31 (Call 05/01/31)(b)	3,936	3,394,862
4.38%, 04/01/30 (Call 01/01/30)(b)	4,635	4,136,777
5.00%, 01/15/44 (Call 07/15/43)(b)	8,479	6,436,133
6.95%, 03/15/28(b)	2,877	2,853,052
Papa John's International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)(b)	3,632	3,161,334
Park River Holdings Inc.
5.63%, 02/01/29 (Call 05/31/24)(a)(b)	3,240	2,667,274
6.75%, 08/01/29 (Call 08/01/24)(a)(b)	2,650	2,277,980
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/31/24)(a)(b)	3,397	3,087,964
7.50%, 10/15/27 (Call 05/31/24)(a)(b)	2,597	2,627,790
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 05/13/24)(b)	3,648	3,517,758
3.75%, 06/15/29 (Call 06/15/24)(b)	4,599	4,042,265
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 05/31/24)(a)	10,735	9,906,778
7.75%, 02/15/29 (Call 05/31/24)(a)	10,270	9,761,472
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	4,502	3,461,912
4.75%, 02/15/27 (Call 11/15/26)(b)	5,273	4,595,401
5.45%, 08/15/34 (Call 02/15/34)(b)	3,528	2,316,938
5.95%, 03/15/43(b)	2,636	1,612,342
Raising Cane's Restaurants LLC, 9.38%, 05/01/29 (Call 11/01/25)(a)(b)	4,670	5,008,617
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32 (Call 03/01/27)(b)	5,560	5,374,622
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 05/31/24)(a)(b)	3,317	3,353,069
48
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	$5,843	$5,229,558
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	4,587	4,002,408
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 05/31/24)(a)	6,359	6,278,309
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)	6,050	6,027,465
6.00%, 12/01/29 (Call 12/01/24)(a)	7,940	8,050,461
6.13%, 07/01/29 (Call 07/01/24)(a)	4,218	4,280,667
Staples Inc.
7.50%, 04/15/26 (Call 05/31/24)(a)	17,718	17,082,227
10.75%, 04/15/27 (Call 05/31/24)(a)(b)	8,532	7,851,681
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(a)	5,831	5,179,964
5.88%, 03/01/27 (Call 05/31/24)(b)	3,385	3,334,966
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 05/13/24)(a)(b)	5,354	4,842,895
Victoria's Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	5,385	4,230,808
Walgreen Co., 4.40%, 09/15/42(b)	2,300	1,842,972
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	5,505	4,721,402
3.45%, 06/01/26 (Call 03/01/26)	5,325	5,034,343
4.10%, 04/15/50 (Call 10/15/49)(b)	6,850	4,814,993
4.50%, 11/18/34 (Call 05/18/34)(b)	2,725	2,344,287
4.65%, 06/01/46 (Call 12/01/45)	2,800	2,256,856
4.80%, 11/18/44 (Call 05/18/44)(b)	6,400	5,171,064
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 05/31/24)(a)(b)	5,720	5,526,312
White Cap Parent LLC, 8.25%, 03/15/26 (Call 05/31/24), (9.00% PIK)(a)(b)(e)	2,150	2,150,828
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	9,332	8,064,032
4.63%, 01/31/32 (Call 10/01/26)	9,847	8,864,652
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	7,145	6,686,462
5.35%, 11/01/43 (Call 05/01/43)(b)	2,093	1,945,166
5.38%, 04/01/32 (Call 04/01/27)(b)	8,970	8,461,240
6.88%, 11/15/37	2,902	3,080,393
		656,598,941
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/24)(a)	4,933	4,925,448
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(a)(b)	3,675	3,677,315
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(a)(b)	3,541	3,133,785
4.38%, 04/15/28 (Call 05/13/24)(a)	4,040	3,766,249
4.75%, 04/15/29 (Call 01/15/29)(a)	14,498	13,674,331
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	7,950	7,741,262
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 05/31/24)(a)	6,300	5,717,071
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	3,439	3,019,789
		45,655,250
Software — 2.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/24)(a)	3,766	3,747,106
Security	Par (000)	Value
Software (continued)
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	$21,221	$19,104,142
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 05/31/24)(a)(b)	4,559	4,563,499
9.13%, 03/01/26 (Call 05/13/24)(a)(b)	2,479	2,493,990
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(a)	6,810	6,485,576
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)(a)(b)	3,567	3,594,135
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 05/31/24)(a)	2,019	971,058
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)(b)	6,740	6,813,769
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	6,785	6,980,449
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	8,664	7,889,478
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	8,125	7,399,415
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	35,544	33,711,825
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	34,048	32,762,866
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 05/31/24)(a)(b)	2,635	2,498,243
6.50%, 10/15/28 (Call 10/15/26)(a)(b)	3,804	3,330,762
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	3,976	3,621,033
Dye & Durham Ltd., 8.63%, 04/15/29 (Call 04/15/26)(a)(b)	4,343	4,385,448
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	4,992	4,445,404
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(a)	8,141	7,498,406
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	3,900	3,829,972
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (Call 05/31/24)(a)	3,195	2,819,759
8.75%, 05/01/29 (Call 05/01/26)(a)	2,840	2,845,621
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	4,493	4,163,988
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(a)(b)	8,163	7,451,230
3.88%, 12/01/29 (Call 12/01/24)(a)	7,642	6,688,316
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	7,994	7,021,036
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	5,556	4,761,905
PTC Inc., 4.00%, 02/15/28 (Call 05/31/24)(a)(b)	4,706	4,359,724
Rackspace Finance LLC, 3.50%, 05/15/28 (Call 09/12/25)(a)	2,944	1,398,070
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)(b)	3,725	3,790,234
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)	8,724	7,544,921
Rocket Software Inc.
6.50%, 02/15/29 (Call 05/31/24)(a)	5,218	4,346,651
9.00%, 11/28/28 (Call 05/01/25)(a)	6,310	6,333,915
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(a)(b)	17,916	17,414,676
Twilio Inc.
3.63%, 03/15/29 (Call 05/13/24)(b)	4,639	4,117,912
3.88%, 03/15/31 (Call 03/15/26)(b)	4,426	3,831,922
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)(b)	23,000	23,043,830
Schedule of Investments
49

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(a)	$16,625	$15,124,902
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/31/24)(a)(b)	3,633	3,097,132
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 05/13/24)(a)	5,820	5,137,058
		301,419,378
Telecommunications — 4.5%
Altice France Holding SA
6.00%, 02/15/28 (Call 05/31/24)(a)	9,950	2,902,562
10.50%, 05/15/27 (Call 05/13/24)(a)(b)	14,022	4,977,681
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(a)	4,245	2,773,433
5.13%, 07/15/29 (Call 05/31/24)(a)	22,629	14,739,750
5.50%, 01/15/28 (Call 05/13/24)(a)	9,860	6,661,415
5.50%, 10/15/29 (Call 10/15/24)(a)	18,049	11,809,187
8.13%, 02/01/27 (Call 05/13/24)(a)	15,753	11,859,839
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)(f)	4,760	4,483,844
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)(f)	4,384	3,909,076
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	3,358	2,945,047
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	10,955	7,641,112
6.00%, 03/01/26 (Call 05/31/24)(a)	13,904	12,426,700
7.13%, 07/01/28 (Call 05/31/24)(a)	5,408	1,809,855
8.25%, 03/01/27 (Call 05/31/24)(a)(b)	7,590	2,926,122
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/13/24)(a)(b)	6,461	2,196,931
6.00%, 06/15/25 (Call 05/13/24)(a)(b)	11,695	9,239,050
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	19,375	18,764,451
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(a)(b)	3,558	2,953,561
6.50%, 10/01/28 (Call 05/13/24)(a)(b)	6,732	5,833,487
Embarq Corp., 8.00%, 06/01/36(b)	10,396	4,252,172
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)(b)	13,887	12,775,877
5.88%, 10/15/27 (Call 05/31/24)(a)(b)	10,447	10,020,329
5.88%, 11/01/29 (Call 11/01/24)(b)	6,637	5,541,408
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	8,821	7,350,052
6.75%, 05/01/29 (Call 05/31/24)(a)(b)	8,957	7,876,947
8.63%, 03/15/31 (Call 03/15/26)(a)	6,708	6,774,896
8.75%, 05/15/30 (Call 05/15/25)(a)	10,772	10,967,296
Frontier Florida LLC, Series E, 6.86%, 02/01/28	2,787	2,641,972
GoTo Group Inc.
5.50%, 05/01/28 (Call 05/13/24)(a)(b)	3,148	2,686,087
5.50%, 05/01/28 (Call 05/13/24)(a)	3,798	2,530,823
Hughes Satellite Systems Corp.
5.25%, 08/01/26	6,683	5,533,456
6.63%, 08/01/26(b)	6,736	3,865,953
Iliad Holding SASU
6.50%, 10/15/26 (Call 05/13/24)(a)	11,112	11,057,596
7.00%, 10/15/28 (Call 10/15/24)(a)	7,544	7,375,605
8.50%, 04/15/31 (Call 04/15/27)(a)	3,585	3,612,005
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)	26,961	25,805,539
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(a)	6,295	3,460,505
Security	Par (000)	Value
Telecommunications (continued)
4.00%, 04/15/31 (Call 03/22/25)(a)(b)	$6,709	$3,673,177
4.50%, 04/01/30 (Call 03/22/26)(a)	8,924	5,103,395
4.88%, 06/15/29 (Call 03/22/26)(a)	7,504	4,710,629
10.50%, 04/15/29 (Call 03/22/27)(a)	5,755	5,743,212
10.50%, 05/15/30 (Call 05/15/26)(a)	6,910	6,847,269
10.75%, 12/15/30 (Call 03/22/27)(a)(b)	5,530	5,540,747
11.00%, 11/15/29 (Call 03/22/27)(a)(b)	12,542	12,799,092
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(a)(b)	4,940	3,166,476
4.13%, 04/15/30 (Call 05/31/24)(a)	4,940	3,050,311
4.50%, 01/15/29 (Call 05/13/24)(a)	3,083	928,400
5.13%, 12/15/26 (Call 05/31/24)(a)(b)	800	522,085
Series P, 7.60%, 09/15/39	2,663	793,386
Series U, 7.65%, 03/15/42	2,165	648,664
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(a)(b)	7,242	6,043,471
5.13%, 01/15/28 (Call 05/31/24)(a)(b)	4,236	3,908,765
6.25%, 03/25/29 (Call 05/13/24)(a)(b)	6,257	5,889,789
Qwest Corp., 7.25%, 09/15/25	1,737	1,721,037
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(f)	6,700	6,368,621
Telecom Italia Capital SA
6.00%, 09/30/34(b)	8,964	7,547,918
6.38%, 11/15/33(b)	8,837	7,807,454
7.20%, 07/18/36(b)	8,822	7,991,378
7.72%, 06/04/38(b)	8,875	8,251,553
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 05/16/24)(a)	3,293	1,482,852
5.63%, 12/06/26 (Call 05/16/24)(a)(b)	4,350	2,113,126
6.50%, 10/15/27 (Call 05/16/24)(a)(b)	3,076	894,472
U.S. Cellular Corp., 6.70%, 12/15/33(b)	4,927	4,807,800
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(a)(b)	6,310	4,456,400
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(a)(b)	6,011	5,775,104
5.63%, 04/15/27 (Call 05/13/24)(a)(b)	5,529	5,059,236
6.50%, 07/15/28 (Call 05/31/24)(a)(b)	3,773	2,884,122
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)(b)	3,397	2,852,505
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	11,980	9,787,117
4.75%, 07/15/31 (Call 07/15/26)(a)	12,717	10,613,210
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32 (Call 04/15/27)(a)(b)	6,900	6,790,688
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(b)(f)	4,485	4,165,269
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(b)(f)	8,695	7,275,610
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(f)	8,581	6,285,177
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(f)	18,482	18,752,134
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(a)(b)	12,850	12,381,454
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(a)(b)	13,482	10,731,172
6.13%, 03/01/28 (Call 05/31/24)(a)(b)	9,492	6,326,439
		497,472,337
50
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/13/24)(a)(b)	$4,938	$3,133,703
Transportation — 0.6%
Brightline East LLC, 11.00%, 01/31/30 (Call 05/09/27)(a)	11,275	11,159,412
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 05/16/24)(a)(b)	5,289	4,775,977
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(a)(b)	2,644	2,338,795
Danaos Corp., 8.50%, 03/01/28 (Call 05/31/24)(a)(b)	2,395	2,416,129
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(a)(b)	5,582	4,879,142
Genesee & Wyoming Inc., 6.25%, 04/15/32 (Call 04/15/27)(a)(b)	6,205	6,167,087
GN Bondco LLC, 9.50%, 10/15/31 (Call 10/15/26)(a)(b)	6,495	6,237,287
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)(b)	7,669	7,584,005
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(a)(b)	3,455	3,500,227
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 05/31/24)(a)(b)	5,185	5,111,829
XPO CNW Inc., 6.70%, 05/01/34	2,811	2,859,394
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	4,065	4,085,951
7.13%, 02/01/32 (Call 02/01/27)(a)	5,147	5,176,865
		66,292,100
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(f)	4,493	4,466,991
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(a)	6,165	6,198,305
7.88%, 12/01/30 (Call 12/01/26)(a)	4,695	4,876,973
5.50%, 05/01/28 (Call 05/31/24)(a)(b)	9,243	8,871,221
9.75%, 08/01/27 (Call 05/13/24)(a)	4,213	4,349,517
		28,763,007
Total Corporate Bonds & Notes — 98.2% (Cost: $11,537,444,811)		10,876,026,350
	Shares
Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(h)	11,575	—
Security	Shares	Value
Professional Services — 0.0%
Affinion Group Inc.(h)	3,506	$—
Software — 0.0%
CWT Travel LLC, NVS(h)	54,173	77,467
Total Common Stocks — 0.0% (Cost $2,545,694)		77,467
Total Long-Term Investments — 98.2% (Cost: $11,539,990,505)		10,876,103,817
Short-Term Securities
Money Market Funds — 18.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(k)(l)(m)	1,909,714,208	1,910,287,123
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(k)(l)	89,490,000	89,490,000
Total Short-Term Securities — 18.1% (Cost: $1,999,143,526)		1,999,777,123
Total Investments — 116.3% (Cost: $13,539,134,031)		12,875,880,940
Liabilities in Excess of Other Assets — (16.3)%		(1,804,733,778)
Net Assets — 100.0%		$11,071,147,162

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Perpetual security with no stated maturity date.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Zero-coupon bond.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
51

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Broad USD High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$1,558,096,242	$352,466,877 (a)	$—	$(94,236)	$(181,760)	$1,910,287,123	1,909,714,208	$6,496,850 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,170,000	34,320,000 (a)	—	—	—	89,490,000	89,490,000	1,232,131	—
				$(94,236)	$(181,760)	$1,999,777,123		$7,728,981	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$10,876,026,350	$—	$10,876,026,350
Common Stocks	—	—	77,467	77,467
Short-Term Securities
Money Market Funds	1,999,777,123	—	—	1,999,777,123
	$1,999,777,123	$10,876,026,350	$77,467	$12,875,880,940
See notes to financial statements.
52
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 05/13/24)(a)(b)	$185	$172,104
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(a)	290	268,975
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	255	205,359
7.75%, 04/15/28 (Call 05/31/24)(a)	240	203,416
7.88%, 04/01/30 (Call 10/01/26)(a)	215	210,549
9.00%, 09/15/28 (Call 09/15/25)(a)	210	216,041
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(a)	125	111,258
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	115	101,596
5.00%, 08/15/27 (Call 05/13/24)(a)(b)	180	171,539
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	105	107,778
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)	280	250,830
		2,019,445
Aerospace & Defense — 2.2%
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)(b)	220	201,574
4.88%, 05/01/29 (Call 05/31/24)	140	128,937
5.50%, 11/15/27 (Call 05/31/24)	470	456,569
6.38%, 03/01/29 (Call 03/01/26)(a)	490	486,916
6.63%, 03/01/32 (Call 03/01/27)(a)	413	412,692
6.75%, 08/15/28 (Call 02/15/25)(a)	380	381,574
6.88%, 12/15/30 (Call 08/18/26)(a)	270	271,792
7.13%, 12/01/31 (Call 12/01/26)(a)	165	168,277
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)(b)	248	256,757
		2,765,088
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 05/13/24)(a)	138	133,791
6.00%, 06/15/30 (Call 06/15/25)(a)	257	249,987
		383,778
Airlines — 1.2%
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(a)(b)	130	125,772
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(a)(b)	299	280,803
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 05/13/24)(a)	265	207,245
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	475	457,136
4.63%, 04/15/29 (Call 10/15/28)(a)	475	438,035
		1,508,991
Apparel — 0.5%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	210	203,108
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	150	149,203
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(a)	99	88,528
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	145	136,564
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(c)	130	103,870
		681,273
Security	Par (000)	Value
Auto Manufacturers — 0.3%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Call 03/15/26)(a)	$225	$219,948
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	113	101,623
		321,571
Auto Parts & Equipment — 1.2%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(a)	200	192,423
7.00%, 04/15/28 (Call 04/15/25)(a)	129	130,688
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	115	119,403
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	140	126,101
6.50%, 04/01/27 (Call 05/31/24)	154	152,031
6.88%, 07/01/28 (Call 05/13/24)(b)	80	79,513
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	95	82,337
5.38%, 11/15/27 (Call 05/13/24)	95	91,854
5.63%, 06/15/28 (Call 05/13/24)	100	96,418
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(a)	20	20,073
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	495	463,675
		1,554,516
Banks — 0.8%
Banc of California, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(d)	100	91,599
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	230	246,211
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(d)	175	143,304
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(d)	175	125,844
5.71%, 01/15/26(a)	300	295,711
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(d)	150	128,068
		1,030,737
Beverages — 0.1%
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 05/31/24)(a)	185	168,701
Building Materials — 2.1%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(a)	114	104,516
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	330	287,580
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	135	126,201
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	180	178,459
6.38%, 03/01/34 (Call 03/01/29)(a)	205	201,184
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(a)(b)	180	177,166
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(a)(b)	625	620,586
Griffon Corp., 5.75%, 03/01/28 (Call 05/31/24)	230	221,474
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 05/31/24)(a)	100	96,078
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 05/31/24)(a)(b)	103	97,756
Knife River Corp., 7.75%, 05/01/31 (Call 05/01/26)(a)	125	129,973
Masonite International Corp., 5.38%, 02/01/28 (Call 05/31/24)(a)	115	115,091
Schedule of Investments
53

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(a)	$160	$153,785
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	194	199,270
		2,709,119
Chemicals — 1.5%
Ashland Inc., 3.38%, 09/01/31 (Call 06/01/31)(a)(b)	105	87,227
Avient Corp.
5.75%, 05/15/25 (Call 05/31/24)(a)	155	154,247
7.13%, 08/01/30 (Call 08/01/25)(a)	179	181,289
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(a)	125	127,992
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(a)	160	140,790
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(a)	125	119,831
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(a)	205	184,728
Ingevity Corp., 3.88%, 11/01/28 (Call 05/31/24)(a)(b)	150	133,637
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	190	182,670
5.25%, 12/15/29 (Call 09/15/29)	165	156,534
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)(b)	105	109,204
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 05/16/24)(a)	119	105,701
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 05/31/24)(a)	110	27,884
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(a)	270	241,147
		1,952,881
Commercial Services — 6.6%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	235	212,322
4.88%, 07/15/32(a)	180	160,383
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(a)	100	95,129
AMN Healthcare Inc., 4.63%, 10/01/27 (Call 05/31/24)(a)(b)	115	108,057
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)	190	176,476
6.75%, 02/15/27 (Call 05/31/24)(a)	157	156,100
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(a)(b)	125	110,590
5.38%, 03/01/29 (Call 05/31/24)(a)	140	124,991
5.75%, 07/15/27 (Call 05/13/24)(a)(b)	100	95,035
8.00%, 02/15/31 (Call 11/15/26)(a)(b)	125	119,666
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	245	230,138
3.50%, 06/01/31 (Call 03/01/31)(b)	235	198,729
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(a)	143	134,138
5.50%, 07/15/25 (Call 05/31/24)(a)	95	94,455
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/31/24)(a)	95	83,669
Cimpress PLC, 7.00%, 06/15/26 (Call 05/16/24)	150	149,219
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	120	108,330
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(a)	296	287,510
Hertz Corp. (The)
4.63%, 12/01/26 (Call 05/31/24)(a)	115	89,128
Security	Par (000)	Value
Commercial Services (continued)
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	$245	$169,071
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(a)(b)	100	94,895
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(a)	130	129,130
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	250	203,874
5.75%, 11/01/28 (Call 05/31/24)(a)	230	169,159
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 05/31/24)(a)	215	200,588
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	258	234,989
5.75%, 04/15/26(a)	346	341,908
6.25%, 01/15/28 (Call 05/31/24)(a)(b)	345	337,216
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)(b)	225	198,843
11.25%, 12/15/27 (Call 06/15/25)(a)	140	130,750
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	210	178,280
4.00%, 05/15/31 (Call 05/15/26)	185	159,855
4.63%, 12/15/27 (Call 05/31/24)	135	128,238
5.13%, 06/01/29 (Call 06/01/24)(b)	195	186,825
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(a)	200	186,571
TriNet Group Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)	130	113,965
7.13%, 08/15/31 (Call 08/15/26)(a)	95	95,487
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	180	153,774
3.88%, 11/15/27 (Call 05/13/24)	205	191,390
3.88%, 02/15/31 (Call 08/15/25)	275	241,175
4.00%, 07/15/30 (Call 07/15/25)	200	177,989
4.88%, 01/15/28 (Call 05/13/24)(b)	390	373,782
5.25%, 01/15/30 (Call 01/15/25)(b)	195	187,113
5.50%, 05/15/27 (Call 05/31/24)	130	128,198
6.13%, 03/15/34 (Call 03/15/29)(a)	261	254,870
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(a)	125	105,414
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(a)	116	107,170
6.13%, 06/15/25 (Call 05/16/24)(a)	129	128,553
7.38%, 10/01/31 (Call 10/01/26)(a)(b)	130	132,778
WW International Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)	125	52,148
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(a)(b)	151	132,936
		8,360,999
Computers — 2.1%
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(a)	135	126,073
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 05/13/24)	185	162,288
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(a)	500	463,695
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(a)	160	147,251
5.13%, 04/15/29 (Call 05/31/24)(a)(b)	280	257,316
5.25%, 10/01/30 (Call 10/01/25)(a)	125	111,303
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	110	100,011
4.88%, 06/01/27 (Call 03/01/27)(b)	120	116,013
5.75%, 12/01/34 (Call 06/01/34)(b)	115	109,032
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	125	132,390
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	115	122,573
9.63%, 12/01/32 (Call 12/01/27)(b)	211	236,913
Unisys Corp., 6.88%, 11/01/27 (Call 05/31/24)(a)(b)	115	99,870
54
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	$535	$520,723
		2,705,451
Cosmetics & Personal Care — 0.6%
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(a)	150	147,093
6.50%, 04/15/26 (Call 05/31/24)(a)	38	38,013
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	125	116,584
6.63%, 07/15/30 (Call 07/16/26)(a)	175	175,219
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(a)	135	122,377
5.50%, 06/01/28 (Call 05/31/24)(a)	184	177,712
		776,998
Distribution & Wholesale — 0.5%
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(a)	315	278,761
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)	140	141,422
7.75%, 03/15/31 (Call 03/15/26)(a)	185	191,919
		612,102
Diversified Financial Services — 5.0%
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	255	252,923
6.70%, 02/14/33 (Call 11/16/32)(b)	128	125,429
Bread Financial Holdings Inc.
7.00%, 01/15/26 (Call 05/31/24)(a)(b)	49	49,164
9.75%, 03/15/29 (Call 03/15/26)(a)	205	213,231
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 05/31/24)(a)	100	96,271
9.25%, 07/01/31 (Call 07/01/26)(a)	150	156,429
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	250	209,764
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	170	132,948
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(b)	95	94,694
9.25%, 12/15/28 (Call 12/15/25)(a)	155	164,321
Encore Capital Group Inc., 9.25%, 04/01/29 (Call 04/01/26)(a)	125	127,810
goeasy Ltd.
7.63%, 07/01/29 (Call 07/01/26)(a)(b)	85	85,062
9.25%, 12/01/28 (Call 12/01/25)(a)(b)	150	158,624
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	250	224,946
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(a)	40	38,909
5.13%, 12/15/30 (Call 12/15/25)(a)	155	139,149
5.50%, 08/15/28 (Call 05/31/24)(a)	223	209,738
5.75%, 11/15/31 (Call 11/15/26)(a)	155	141,200
6.00%, 01/15/27 (Call 05/31/24)(a)	185	181,360
7.13%, 02/01/32 (Call 02/01/27)(a)	254	250,415
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)	178	163,967
3.88%, 09/15/28 (Call 09/15/24)	150	132,082
4.00%, 09/15/30 (Call 09/15/25)	192	161,627
5.38%, 11/15/29 (Call 05/15/29)	190	175,670
6.63%, 01/15/28 (Call 07/15/27)	185	184,505
7.13%, 03/15/26	390	393,617
7.88%, 03/15/30 (Call 12/15/26)	195	199,009
Security	Par (000)	Value
Diversified Financial Services (continued)
9.00%, 01/15/29 (Call 07/15/25)	$230	$241,641
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(a)	135	119,903
5.38%, 10/15/25 (Call 05/31/24)(a)	160	158,067
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	120	109,004
7.88%, 12/15/29 (Call 12/15/26)(a)	184	187,813
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	115	106,668
4.20%, 10/29/25 (Call 09/29/25)	130	125,735
StoneX Group Inc., 7.88%, 03/01/31 (Call 03/01/27)(a)	145	146,641
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	190	186,099
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(a)	185	182,170
5.50%, 04/15/29 (Call 05/13/24)(a)(b)	160	148,745
5.75%, 06/15/27 (Call 06/15/24)(a)	150	144,050
		6,319,400
Electrical Components & Equipment — 1.1%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(a)(b)	185	163,354
4.75%, 06/15/28 (Call 05/31/24)(a)	145	132,128
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)	225	223,727
6.63%, 03/15/32 (Call 03/15/27)(a)	205	203,986
7.13%, 06/15/25 (Call 05/31/24)(a)	350	350,316
7.25%, 06/15/28 (Call 05/31/24)(a)	330	335,625
		1,409,136
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(a)(b)	110	96,540
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(a)(b)	255	235,152
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(a)	220	196,895
5.00%, 10/01/25(a)	165	162,891
5.88%, 09/01/30 (Call 09/01/25)(a)	125	120,590
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	175	148,043
4.38%, 02/15/30 (Call 11/15/29)(a)	130	116,428
TTM Technologies Inc., 4.00%, 03/01/29 (Call 05/31/24)(a)	125	111,893
		1,188,432
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	240	233,110
Arcosa Inc., 4.38%, 04/15/29 (Call 05/31/24)(a)	135	123,318
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(a)(b)	135	124,193
TopBuild Corp.
3.63%, 03/15/29 (Call 05/31/24)(a)(b)	116	104,163
4.13%, 02/15/32 (Call 10/15/26)(a)	135	116,738
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/02/24)(a)(b)	115	115,000
11.88%, 04/30/29 (Call 04/30/26)(a)	20	20,477
		836,999
Entertainment — 1.9%
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	109	101,732
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)	120	116,619
5.50%, 05/01/25 (Call 05/02/24)(a)	240	240,000
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	185	171,909
5.88%, 03/15/26 (Call 05/31/24)(a)	100	98,583
Schedule of Investments
55

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 05/31/24)(a)	$170	$129,320
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	95	93,983
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(a)(b)	100	96,415
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(a)	175	161,293
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 05/31/24)(a)	153	147,716
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	185	184,606
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(a)	200	199,190
Vail Resorts Inc.
6.25%, 05/15/25 (Call 05/31/24)(a)	150	150,068
6.50%, 05/15/32 (Call 05/15/27)(a)	150	150,237
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	185	153,681
3.75%, 12/01/29 (Call 12/01/24)(a)	150	131,897
3.88%, 07/15/30 (Call 07/15/25)(a)	130	113,299
		2,440,548
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(a)	129	124,288
6.38%, 02/01/31 (Call 02/01/26)(a)	125	123,803
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)	195	170,920
5.00%, 09/01/30 (Call 09/01/25)	100	86,826
Enviri Corp., 5.75%, 07/31/27 (Call 05/31/24)(a)	143	133,857
Stericycle Inc., 3.88%, 01/15/29 (Call 05/16/24)(a)	115	102,709
		742,403
Food — 2.2%
B&G Foods Inc.
5.25%, 09/15/27 (Call 05/31/24)(b)	158	145,928
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	130	134,616
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)	245	218,351
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	175	151,607
4.88%, 05/15/28 (Call 11/15/27)(a)	115	109,821
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)	245	215,793
4.63%, 04/15/30 (Call 04/15/25)(a)	325	293,321
5.50%, 12/15/29 (Call 12/15/24)(a)	307	291,078
5.63%, 01/15/28 (Call 05/16/24)(a)(b)	252	244,583
6.25%, 02/15/32 (Call 02/15/27)(a)(b)	235	232,118
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 05/16/24)	125	110,277
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	110	100,162
4.75%, 02/15/29 (Call 05/31/24)(a)	230	214,689
6.88%, 09/15/28 (Call 09/15/25)(a)	115	116,180
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	120	122,774
United Natural Foods Inc., 6.75%, 10/15/28 (Call 05/31/24)(a)(b)	128	98,266
		2,799,564
Food Service — 0.3%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(a)	150	148,517
5.00%, 02/01/28 (Call 05/31/24)(a)	255	242,370
		390,887
Security	Par (000)	Value
Forest Products & Paper — 0.3%
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	$160	$139,692
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(a)(b)	130	109,388
Mercer International Inc., 5.13%, 02/01/29 (Call 05/13/24)(b)	220	192,252
		441,332
Health Care - Products — 0.9%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)	200	176,922
4.63%, 07/15/28 (Call 05/31/24)(a)(b)	380	353,130
Embecta Corp., 5.00%, 02/15/30 (Call 02/15/27)(a)(b)	125	96,371
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(a)	210	184,916
4.63%, 02/01/28 (Call 05/31/24)(a)	115	109,150
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(a)	115	106,458
4.63%, 11/15/27 (Call 05/16/24)	135	128,247
		1,155,194
Health Care - Services — 5.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 05/31/24)(a)	105	98,402
5.50%, 07/01/28 (Call 05/31/24)(a)	125	120,412
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(a)(b)	120	114,624
3.50%, 04/01/30 (Call 04/01/25)(a)	180	171,308
5.00%, 07/15/27 (Call 05/31/24)(a)	120	117,433
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(a)	134	120,607
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	140	122,261
4.25%, 05/01/28 (Call 05/16/24)(a)	114	106,306
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)	250	195,376
5.25%, 05/15/30 (Call 05/15/25)(a)	370	303,048
5.63%, 03/15/27 (Call 05/16/24)(a)	477	436,925
6.00%, 01/15/29 (Call 05/16/24)(a)	235	205,163
6.13%, 04/01/30 (Call 04/01/25)(a)	295	208,647
6.88%, 04/01/28 (Call 05/16/24)(a)(b)	198	136,390
6.88%, 04/15/29 (Call 05/31/24)(a)(b)	335	248,230
8.00%, 03/15/26 (Call 05/31/24)(a)	253	251,883
8.00%, 12/15/27 (Call 05/16/24)(a)	170	166,182
10.88%, 01/15/32 (Call 02/15/27)(a)(b)	260	266,498
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	375	308,800
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	660	578,820
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)(b)	185	173,484
4.63%, 04/01/31 (Call 04/01/26)	99	88,849
4.75%, 02/01/30 (Call 02/01/25)(b)	195	178,883
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(b)	146	147,852
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(a)	155	141,434
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(a)	245	239,668
5.00%, 05/15/27 (Call 05/31/24)(a)	255	246,173
6.50%, 05/15/30 (Call 05/15/26)(a)	125	125,761
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(a)	115	112,218
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	155	134,652
3.88%, 05/15/32 (Call 02/15/32)(a)	200	167,346
4.38%, 06/15/28 (Call 05/31/24)(a)	210	194,814
56
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(a)	$95	$83,447
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(a)	300	300,048
Surgery Center Holdings Inc., 7.25%, 04/15/32 (Call 04/15/27)(a)	81	80,881
		6,692,825
Holding Companies - Diversified — 0.2%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(a)	235	219,657
Home Builders — 0.7%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	135	118,167
6.75%, 06/01/27 (Call 05/31/24)(b)	120	120,263
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	115	119,741
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	115	107,084
5.75%, 01/15/28 (Call 10/15/27)(a)	132	128,555
5.88%, 06/15/27 (Call 03/15/27)(a)	125	123,203
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(a)	140	121,259
		838,272
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	195	161,181
4.00%, 04/15/29 (Call 05/31/24)(a)	205	182,449
		343,630
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 05/16/24)(a)(b)	155	135,044
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	120	104,891
4.13%, 04/30/31 (Call 04/30/26)(a)	95	82,355
Spectrum Brands Inc., 3.88%, 03/15/31 (Call 03/15/26)(a)(b)	100	93,758
		416,048
Housewares — 0.8%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	125	123,023
5.70%, 04/01/26 (Call 01/01/26)	460	453,233
6.38%, 09/15/27 (Call 06/15/27)(b)	120	117,749
6.63%, 09/15/29 (Call 06/15/29)	130	125,824
6.88%, 04/01/36 (Call 10/01/35)	108	94,503
7.00%, 04/01/46 (Call 10/01/45)(b)	180	146,160
		1,060,492
Insurance — 0.3%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(d)	95	94,853
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(d)	115	104,722
4.30%, 02/01/61 (Call 02/01/26)(a)	205	126,059
7.80%, 03/07/87(a)	105	108,908
		434,542
Internet — 1.8%
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 05/13/24)(a)	125	110,179
5.63%, 09/15/28 (Call 05/13/24)(a)	100	80,756
Cars.com Inc., 6.38%, 11/01/28 (Call 05/31/24)(a)	85	81,253
Security	Par (000)	Value
Internet (continued)
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(a)	$135	$127,011
7.00%, 06/15/27 (Call 06/15/24)(a)(b)	129	127,353
Gen Digital Inc.
6.75%, 09/30/27 (Call 09/30/24)(a)	210	210,788
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	175	176,982
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(a)(b)	219	194,380
5.25%, 12/01/27 (Call 05/31/24)(a)	135	130,387
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 05/13/24)(a)	115	102,753
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(d)(e)	200	166,013
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(d)(e)	235	169,200
11.25%, 02/15/27(a)	400	416,095
TripAdvisor Inc., 7.00%, 07/15/25 (Call 05/13/24)(a)	115	115,036
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	115	100,033
		2,308,219
Iron & Steel — 0.8%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)	135	138,265
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 05/31/24)(a)(b)	190	189,613
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 05/31/24)	85	84,414
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 05/31/24)(b)	130	128,531
6.75%, 04/15/30 (Call 04/15/26)(a)	189	184,432
7.00%, 03/15/32 (Call 03/15/27)(a)	225	219,726
U.S. Steel Corp., 6.88%, 03/01/29 (Call 05/31/24)(b)	100	100,134
		1,045,115
Leisure Time — 2.6%
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(a)	252	249,193
8.00%, 04/15/26 (Call 05/31/24)(a)	110	110,090
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	376	368,252
5.88%, 02/15/27 (Call 05/13/24)(a)	247	241,220
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	130	132,963
8.13%, 01/15/29 (Call 01/15/26)(a)	190	197,934
8.38%, 02/01/28 (Call 02/01/25)(a)	145	151,227
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	125	121,871
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	120	110,260
4.25%, 07/01/26 (Call 01/01/26)(a)	155	148,951
5.38%, 07/15/27 (Call 10/15/26)(a)	252	245,205
5.50%, 08/31/26 (Call 02/28/26)(a)	240	235,492
5.50%, 04/01/28 (Call 10/01/27)(a)	335	326,248
6.25%, 03/15/32 (Call 03/15/27)(a)(b)	300	295,572
7.25%, 01/15/30 (Call 12/15/25)(a)	165	169,911
9.25%, 01/15/29 (Call 04/01/25)(a)(b)	235	251,125
		3,355,514
Lodging — 2.3%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	380	319,335
3.75%, 05/01/29 (Call 05/31/24)(a)	185	166,174
4.00%, 05/01/31 (Call 05/01/26)(a)	275	240,833
4.88%, 01/15/30 (Call 01/15/25)	257	241,292
Schedule of Investments
57

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.38%, 05/01/25 (Call 05/13/24)(a)	$105	$104,497
5.75%, 05/01/28 (Call 05/31/24)(a)	100	98,779
5.88%, 04/01/29 (Call 04/01/26)(a)	125	123,435
6.13%, 04/01/32 (Call 04/01/27)(a)	90	88,758
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	125	108,820
5.00%, 06/01/29 (Call 06/01/24)(a)	210	190,397
6.63%, 01/15/32 (Call 01/15/27)(a)	225	221,508
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	150	145,834
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	130	116,837
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(a)	250	214,613
6.50%, 01/15/28 (Call 05/31/24)(a)	125	116,765
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	165	148,562
6.00%, 04/01/27 (Call 01/01/27)	100	98,733
6.63%, 07/31/26 (Call 04/30/26)(a)	161	161,177
		2,906,349
Machinery — 1.0%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)	366	374,580
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	115	123,516
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 05/31/24)(a)(b)	115	74,200
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(a)(b)	105	79,063
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	141	127,606
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(a)(b)	135	138,410
Terex Corp., 5.00%, 05/15/29 (Call 05/31/24)(a)(b)	160	149,686
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	215	199,082
		1,266,143
Manufacturing — 0.4%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/24)(a)	135	135,028
Hillenbrand Inc.
5.75%, 06/15/25 (Call 05/13/24)	100	99,434
6.25%, 02/15/29 (Call 02/15/26)	145	143,896
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(a)	105	107,511
		485,869
Media — 10.6%
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	160	122,360
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)	95	74,573
4.25%, 01/15/34 (Call 01/15/28)(a)	185	134,100
4.50%, 08/15/30 (Call 02/15/25)(a)	125	101,597
4.50%, 05/01/32 (Call 05/01/26)	70	53,626
4.50%, 06/01/33 (Call 06/01/27)(a)	385	289,554
4.75%, 03/01/30 (Call 09/01/24)(a)	520	432,442
4.75%, 02/01/32 (Call 02/01/27)(a)	350	274,848
5.13%, 05/01/27 (Call 05/31/24)(a)	300	281,343
5.38%, 06/01/29 (Call 06/01/24)(a)	100	88,021
5.50%, 05/01/26 (Call 05/31/24)(a)	110	107,771
6.38%, 09/01/29 (Call 09/01/25)(a)	510	467,076
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	150	142,362
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	$215	$133,052
4.13%, 12/01/30 (Call 12/01/25)(a)	300	191,354
4.50%, 11/15/31 (Call 11/15/26)(a)	325	206,295
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	525	227,447
5.00%, 11/15/31 (Call 11/15/26)(a)	100	42,555
5.38%, 02/01/28 (Call 05/31/24)(a)	225	173,150
5.50%, 04/15/27 (Call 05/31/24)(a)	275	225,426
5.75%, 01/15/30 (Call 01/15/25)(a)	505	220,976
6.50%, 02/01/29 (Call 05/13/24)(a)	375	280,705
7.50%, 04/01/28 (Call 05/13/24)(a)	225	121,817
11.25%, 05/15/28 (Call 05/15/25)(a)	225	199,076
11.75%, 01/31/29 (Call 01/31/26)(a)	470	419,680
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	195	117,332
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	335	200,760
5.88%, 07/15/26 (Call 05/31/24)(a)(b)	175	168,573
7.00%, 05/15/27 (Call 05/13/24)(a)(b)	175	159,397
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(a)(b)	120	85,654
5.25%, 08/15/27 (Call 05/16/24)(a)(b)	190	139,195
6.38%, 05/01/26 (Call 05/16/24)	205	173,216
8.38%, 05/01/27 (Call 05/16/24)(b)	220	116,759
Liberty Interactive LLC, 8.25%, 02/01/30(b)	125	69,372
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	215	199,442
8.00%, 08/01/29 (Call 08/01/24)(a)	160	147,260
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(b)	255	226,471
5.63%, 07/15/27 (Call 05/13/24)(a)	420	394,901
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 05/31/24)(a)	145	107,145
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(a)(b)	100	78,954
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	196	134,726
5.50%, 03/01/30 (Call 12/01/24)(a)	115	79,669
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(a)	235	219,185
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	350	281,364
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	465	414,268
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	376	319,600
5.00%, 08/01/27 (Call 05/31/24)(a)	375	354,180
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	335	312,126
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	305	266,741
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(a)	135	127,457
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(b)	235	212,890
4.75%, 03/15/26 (Call 05/31/24)(a)	145	140,240
5.00%, 09/15/29 (Call 09/15/24)	280	246,871
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(a)	200	189,398
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/31/24)(a)	255	221,328
6.63%, 06/01/27 (Call 05/13/24)(a)	375	362,151
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	230	220,445
8.00%, 08/15/28 (Call 08/15/25)(a)	340	340,240
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	130	115,566
58
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.13%, 04/15/27 (Call 05/31/24)(a)	$150	$145,277
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	240	196,489
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	210	177,468
5.50%, 05/15/29 (Call 05/15/24)(a)	350	318,418
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	380	320,706
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	115	95,525
6.00%, 01/15/27 (Call 05/31/24)(a)	160	157,319
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)	230	201,534
		13,566,818
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(a)(b)	144	143,306
Mining — 0.7%
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 05/13/24)(a)(b)	120	112,732
Constellium SE, 3.75%, 04/15/29 (Call 05/13/24)(a)	125	110,913
Hecla Mining Co., 7.25%, 02/15/28 (Call 05/16/24)	125	124,980
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)	125	109,503
4.63%, 03/01/28 (Call 05/31/24)(a)	125	116,476
New Gold Inc., 7.50%, 07/15/27 (Call 05/31/24)(a)	110	109,279
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 05/13/24)(a)	100	100,236
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(a)	101	102,621
		886,740
Office & Business Equipment — 0.3%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	114	110,830
5.50%, 08/15/28 (Call 07/15/28)(a)	180	156,168
8.88%, 11/30/29 (Call 11/30/26)(a)(b)	130	123,961
		390,959
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	105	98,221
Packaging & Containers — 3.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(a)	150	129,860
4.00%, 09/01/29 (Call 05/31/24)(a)	250	206,269
6.00%, 06/15/27 (Call 06/15/24)(a)	125	121,289
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(a)	300	250,249
5.25%, 04/30/25 (Call 05/31/24)(a)	70	69,349
5.25%, 08/15/27 (Call 05/31/24)(a)	420	214,164
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	325	271,566
3.13%, 09/15/31 (Call 06/15/31)	210	174,326
6.00%, 06/15/29 (Call 05/15/26)	250	248,695
6.88%, 03/15/28 (Call 11/15/24)	170	172,800
Berry Global Inc., 5.63%, 07/15/27 (Call 05/31/24)(a)	115	112,216
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 05/31/24)(a)(b)	118	111,020
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	125	119,171
Security	Par (000)	Value
Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(b)	$115	$110,241
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	105	96,035
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 05/31/24)(a)	175	174,858
7.25%, 05/15/31 (Call 05/15/26)(a)	175	175,295
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	110	101,723
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	105	98,749
5.50%, 09/15/25 (Call 06/15/25)(a)	95	94,359
6.88%, 07/15/33(a)	110	110,769
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(a)	209	206,524
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	100	101,706
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 05/16/24)	155	144,372
TriMas Corp., 4.13%, 04/15/29 (Call 05/31/24)(a)	100	89,854
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 05/31/24)(a)	250	245,572
8.50%, 08/15/27 (Call 05/13/24)(a)	160	158,510
		4,109,541
Pharmaceuticals — 4.2%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(a)	115	101,885
AdaptHealth LLC
4.63%, 08/01/29 (Call 05/31/24)(a)(b)	150	126,428
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	120	102,178
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 05/31/24)(a)(b)	155	101,101
9.25%, 04/01/26 (Call 05/31/24)(a)(b)	210	194,320
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)	400	258,314
5.00%, 01/30/28 (Call 05/16/24)(a)	117	53,231
5.00%, 02/15/29 (Call 05/13/24)(a)	121	51,763
5.25%, 01/30/30 (Call 01/30/25)(a)	190	81,314
5.25%, 02/15/31 (Call 02/15/26)(a)	105	43,705
5.50%, 11/01/25 (Call 05/31/24)(a)	390	364,305
5.75%, 08/15/27 (Call 05/16/24)(a)	115	79,138
6.13%, 02/01/27 (Call 05/31/24)(a)(b)	255	187,008
6.25%, 02/15/29 (Call 05/13/24)(a)	212	92,473
9.00%, 12/15/25 (Call 05/31/24)(a)	230	217,303
11.00%, 09/30/28(a)	430	336,164
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	224	227,087
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)	175	174,855
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	165	132,670
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(a)	70	67,174
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(a)	210	200,531
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	145	85,305
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	360	329,400
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(a)	156	140,000
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 05/31/24)(a)	485	441,881
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	490	423,808
Schedule of Investments
59

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29 (Call 05/31/24)(a)(b)	$110	$98,479
6.63%, 04/01/30 (Call 04/01/25)(a)	140	135,959
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	150	145,080
4.65%, 06/15/30 (Call 03/15/30)	175	160,319
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)	140	119,127
5.13%, 01/15/28 (Call 05/31/24)(a)	134	128,683
		5,400,988
Real Estate — 1.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)(b)	382	334,859
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/31/24)(a)	160	157,758
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	90	93,530
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(a)	190	194,938
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(a)	150	133,126
4.38%, 02/01/31 (Call 02/01/26)(a)	160	135,964
5.38%, 08/01/28 (Call 05/31/24)(a)	180	170,003
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 05/31/24)	150	124,040
4.75%, 02/01/30 (Call 09/01/24)	150	118,862
5.00%, 03/01/31 (Call 03/01/26)(b)	145	112,634
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	13	8,717
5.75%, 01/15/29 (Call 05/16/24)(a)	66	46,054
		1,630,485
Real Estate Investment Trusts — 6.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	124	102,539
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	100	89,511
8.88%, 04/12/29 (Call 03/12/29)	34	34,806
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(a)	175	156,583
5.75%, 05/15/26 (Call 05/13/24)(a)	237	229,370
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	108	97,716
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26 (Call 03/15/26)(a)	248	231,310
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	110	83,504
3.95%, 11/01/27 (Call 08/01/27)	100	88,328
4.65%, 04/01/29 (Call 01/01/29)(b)	100	84,278
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	259	228,516
4.88%, 09/15/27 (Call 05/13/24)(a)	245	233,727
4.88%, 09/15/29 (Call 09/15/24)(a)	245	226,306
5.00%, 07/15/28 (Call 05/13/24)(a)(b)	135	127,104
5.25%, 03/15/28 (Call 05/13/24)(a)	200	191,447
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	326	302,816
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	150	138,565
7.00%, 02/15/29 (Call 08/15/25)(a)(b)	265	266,437
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	188	166,570
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(a)	$150	$138,988
4.75%, 06/15/29 (Call 06/15/24)(a)	169	150,677
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	330	221,268
4.63%, 08/01/29 (Call 08/01/24)(b)	205	153,561
5.00%, 10/15/27 (Call 05/31/24)(b)	320	262,321
5.25%, 08/01/26 (Call 05/31/24)(b)	140	128,105
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(a)	173	158,404
5.88%, 10/01/28 (Call 05/31/24)(a)	175	169,244
7.50%, 06/01/25 (Call 05/31/24)(a)	155	155,088
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(a)	235	230,411
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(a)	135	124,338
4.75%, 10/15/27 (Call 05/31/24)	181	171,884
7.25%, 07/15/28 (Call 07/15/25)(a)(b)	100	101,620
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 05/31/24)(a)	134	126,283
4.00%, 09/15/29 (Call 09/15/24)(a)	135	117,013
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)	375	326,582
3.88%, 02/15/27 (Call 05/13/24)	375	352,279
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	95	87,978
4.38%, 01/15/27 (Call 07/15/26)(a)	130	120,542
7.25%, 04/01/29 (Call 10/01/28)(a)	164	161,879
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(a)(b)	165	128,557
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(a)	135	118,595
6.50%, 02/15/29 (Call 05/13/24)(a)	285	228,795
10.50%, 02/15/28 (Call 09/15/25)(a)	655	679,665
Vornado Realty LP, 2.15%, 06/01/26 (Call 05/01/26)	100	90,737
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)	125	113,811
6.38%, 08/15/25 (Call 05/13/24)(a)	120	119,821
		8,017,879
Retail — 6.5%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(a)(b)	185	165,273
3.88%, 01/15/28 (Call 05/31/24)(a)	395	364,656
4.00%, 10/15/30 (Call 10/15/25)(a)	718	618,610
4.38%, 01/15/28 (Call 05/31/24)(a)	175	163,059
5.75%, 04/15/25 (Call 05/31/24)(a)	125	124,576
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)(b)	125	111,528
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)(b)	95	89,128
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	185	167,609
4.75%, 03/01/30 (Call 03/01/25)	110	99,574
5.00%, 02/15/32 (Call 11/15/26)(a)	150	133,321
Bath & Body Works Inc.
5.25%, 02/01/28	135	129,874
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	235	234,944
6.75%, 07/01/36	150	146,300
6.88%, 11/01/35	190	188,708
60
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
7.50%, 06/15/29 (Call 06/15/24)(b)	$135	$138,872
Beacon Roofing Supply Inc., 6.50%, 08/01/30 (Call 08/01/26)(a)	140	139,783
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(f)	249	243,578
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(f)	394	391,215
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(a)(b)(f)	445	446,244
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 05/31/24)(a)	104	104,610
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)	100	80,398
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 05/31/24)(a)(b)	191	173,980
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(a)	180	173,928
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	185	163,836
4.38%, 01/15/31 (Call 10/15/25)(a)	135	118,125
4.63%, 12/15/27 (Call 05/31/24)(a)(b)	126	118,858
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 05/13/24)(a)	195	165,112
7.88%, 05/01/29 (Call 05/13/24)(a)	310	226,584
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	85	73,333
4.38%, 04/01/30 (Call 01/01/30)(b)	135	120,527
5.00%, 01/15/44 (Call 07/15/43)	235	178,374
Papa John's International Inc., 3.88%, 09/15/29 (Call 09/15/24)(a)	105	91,451
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	144	110,549
4.75%, 02/15/27 (Call 11/15/26)(b)	130	113,085
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32 (Call 03/01/27)	150	144,899
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	165	147,685
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	135	117,857
Victoria's Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(a)(b)	140	110,033
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	140	120,045
3.45%, 06/01/26 (Call 03/01/26)	375	353,983
4.10%, 04/15/50 (Call 10/15/49)	185	130,119
4.80%, 11/18/44 (Call 05/18/44)(b)	210	169,899
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	270	233,144
4.63%, 01/31/32 (Call 10/01/26)	280	252,254
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	200	187,384
5.38%, 04/01/32 (Call 04/01/27)(b)	235	221,926
		8,298,830
Semiconductors — 0.6%
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(a)	100	99,983
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(a)(b)	110	97,356
4.38%, 04/15/28 (Call 05/13/24)(a)	95	88,573
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	205	199,667
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 05/31/24)(a)	174	157,830
Security	Par (000)	Value
Semiconductors (continued)
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	$120	$105,472
		748,881
Software — 2.4%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/24)(a)	112	111,388
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(a)	175	166,734
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(a)	190	192,067
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)	215	195,820
4.88%, 07/01/29 (Call 06/30/24)(a)	210	191,301
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)(b)	115	100,634
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(a)(b)	100	91,025
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(a)	148	131,701
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(a)	219	201,761
5.25%, 05/15/26 (Call 02/15/26)(a)	110	108,132
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	135	125,114
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(a)	220	200,829
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	211	184,908
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	240	210,863
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	152	130,426
Playtika Holding Corp., 4.25%, 03/15/29 (Call 05/31/24)(a)	145	124,725
PTC Inc., 4.00%, 02/15/28 (Call 05/31/24)(a)(b)	135	125,076
Rackspace Finance LLC, 3.50%, 05/15/28 (Call 09/12/25)(a)	64	26,401
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	85	86,486
Twilio Inc.
3.63%, 03/15/29 (Call 05/13/24)(b)	127	112,707
3.88%, 03/15/31 (Call 03/15/26)(b)	125	108,288
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 05/13/24)(a)	170	150,218
		3,076,604
Telecommunications — 8.1%
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(a)	115	75,074
5.13%, 07/15/29 (Call 05/31/24)(a)	600	392,050
5.50%, 01/15/28 (Call 05/13/24)(a)	260	175,361
5.50%, 10/15/29 (Call 10/15/24)(a)	465	304,471
8.13%, 02/01/27 (Call 05/13/24)(a)	410	308,548
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)	110	96,497
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	300	209,409
6.00%, 03/01/26 (Call 05/31/24)(a)	345	308,456
7.13%, 07/01/28 (Call 05/31/24)(a)	181	60,635
8.25%, 03/01/27 (Call 05/31/24)(a)	235	89,979
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/13/24)(a)	175	60,738
6.00%, 06/15/25 (Call 05/13/24)(a)(b)	296	233,794
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(a)	510	494,036
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(a)	105	87,145
6.50%, 10/01/28 (Call 05/13/24)(a)(b)	180	156,153
Schedule of Investments
61

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(a)	$388	$356,891
5.88%, 10/15/27 (Call 05/31/24)(a)	315	302,339
5.88%, 11/01/29 (Call 11/01/24)	180	150,201
6.00%, 01/15/30 (Call 10/15/24)(a)	245	204,635
6.75%, 05/01/29 (Call 05/31/24)(a)	245	215,840
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	190	191,893
8.75%, 05/15/30 (Call 05/15/25)(a)	305	310,605
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	750	718,098
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(a)(b)	185	102,595
4.00%, 04/15/31 (Call 03/22/25)(a)	120	65,629
4.50%, 04/01/30 (Call 03/22/26)(a)	265	153,459
4.88%, 06/15/29 (Call 03/22/26)(a)	225	142,374
10.50%, 04/15/29 (Call 03/22/27)(a)	180	180,353
10.50%, 05/15/30 (Call 05/15/26)(a)	213	212,815
10.75%, 12/15/30 (Call 03/22/27)(a)(b)	170	170,425
11.00%, 11/15/29 (Call 03/22/27)(a)	395	403,119
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(a)	132	84,658
4.13%, 04/15/30 (Call 05/31/24)(a)	132	81,356
4.50%, 01/15/29 (Call 05/13/24)(a)	90	26,194
5.13%, 12/15/26 (Call 05/31/24)(a)	52	33,247
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(d)	184	174,567
Telecom Italia Capital SA
6.00%, 09/30/34(b)	245	206,404
6.38%, 11/15/33(b)	255	224,915
7.20%, 07/18/36(b)	240	219,070
7.72%, 06/04/38	235	218,921
U.S. Cellular Corp., 6.70%, 12/15/33(b)	125	121,903
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(a)(b)	200	141,144
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(a)	20	19,223
5.63%, 04/15/27 (Call 05/13/24)(a)	140	128,291
6.50%, 07/15/28 (Call 05/31/24)(a)(b)	100	76,378
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(a)	103	87,100
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	325	266,441
4.75%, 07/15/31 (Call 07/15/26)(a)	325	271,498
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32 (Call 04/15/27)(a)	200	197,011
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(a)(b)	350	337,349
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(a)(b)	360	286,775
6.13%, 03/01/28 (Call 05/31/24)(a)(b)	285	189,743
		10,325,805
Security	Par (000)	Value
Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 05/16/24)(a)(b)	$135	$122,014
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	100	100,511
7.13%, 02/01/32 (Call 02/01/27)(a)	170	171,045
		393,570
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(d)	125	124,214
Total Long-Term Investments — 97.1% (Cost: $133,058,023)		123,861,061
	Shares
Short-Term Securities
Money Market Funds — 25.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(g)(h)(i)	30,311,872	30,320,965
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(g)(h)	1,570,000	1,570,000
Total Short-Term Securities — 25.0% (Cost: $31,879,382)		31,890,965
Total Investments — 122.1% (Cost: $164,937,405)		155,752,026
Liabilities in Excess of Other Assets — (22.1)%		(28,241,882)
Net Assets — 100.0%		$127,510,144

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
62
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® ESG Advanced High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,703,210	$3,621,247 (a)	$—	$(303)	$(3,189)	$30,320,965	30,311,872	$79,405 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,040,000	530,000 (a)	—	—	—	1,570,000	1,570,000	21,220	—
				$(303)	$(3,189)	$31,890,965		$100,625	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$123,861,061	$—	$123,861,061
Short-Term Securities
Money Market Funds	31,890,965	—	—	31,890,965
	$31,890,965	$123,861,061	$—	$155,752,026
See notes to financial statements.
Schedule of Investments
63

Schedule of Investments (unaudited)
April 30, 2024
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 3.1%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$12,807	$13,914,421
Howmet Aerospace Inc., 6.75%, 01/15/28	350	361,304
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	15,129	14,576,654
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	7,205	6,884,499
4.60%, 06/15/28 (Call 03/15/28)(b)	16,863	15,527,777
		51,264,655
Airlines — 1.8%
American Airlines Pass Through Trust, Series 2013-1, Class A, 4.00%, 01/15/27(b)	3,971	3,825,459
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	11,150	10,047,129
4.38%, 04/19/28 (Call 01/19/28)(b)	9,320	8,914,934
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(b)	3,360	3,130,577
United Airlines Pass Through Trust, Series A, 3.10%, 04/07/30(b)	3,080	2,716,040
		28,634,139
Apparel — 0.8%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	13,853	13,047,080
Auto Parts & Equipment — 1.2%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	3,629	3,651,436
ZF North America Capital Inc., 4.75%, 04/29/25(a)	16,950	16,697,318
		20,348,754
Banks — 6.6%
Banc of California, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(b)(c)	9,714	8,897,963
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	25,074	26,841,215
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)(c)	21,637	20,941,711
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)(c)	26,906	27,170,441
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(b)(c)	7,147	5,331,299
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(b)(c)	14,661	12,517,391
Western Alliance Bank, 5.25%, 06/01/30 (Call 06/01/25), (3-mo. SOFR + 5.120%)(b)(c)	5,405	5,173,356
		106,873,376
Chemicals — 1.8%
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)	7,210	6,869,899
Methanex Corp.
5.25%, 12/15/29 (Call 09/15/29)(b)	17,631	16,726,402
5.65%, 12/01/44 (Call 06/01/44)	7,510	6,354,337
		29,950,638
Commercial Services — 1.4%
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(a)(b)	6,900	6,293,120
United Rentals North America Inc., 3.88%, 11/15/27 (Call 05/13/24)	16,872	15,751,870
		22,044,990
Security	Par (000)	Value
Computers — 5.6%
Crane NXT Co.
4.20%, 03/15/48 (Call 09/15/47)	$10,495	$7,184,927
6.55%, 11/15/36(b)	2,135	2,140,142
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	12,603	11,458,531
4.13%, 01/15/31 (Call 10/15/30)	6,758	5,870,650
4.88%, 06/01/27 (Call 03/01/27)(b)	11,878	11,483,340
5.75%, 12/01/34 (Call 06/01/34)(b)	11,869	11,253,025
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	42,311	41,181,877
		90,572,492
Diversified Financial Services — 1.1%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	6,756	6,498,354
Navient Corp., 5.63%, 08/01/33(b)	15,000	11,927,226
		18,425,580
Electric — 1.6%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(b)	1,000	966,076
2.65%, 03/01/30 (Call 12/01/29)(b)	5,000	4,218,041
Series A, 1.60%, 01/15/26 (Call 12/15/25)(b)	2,000	1,857,606
Series B, 2.25%, 09/01/30 (Call 06/01/30)(b)	4,000	3,240,194
Series B, 4.15%, 07/15/27 (Call 04/15/27)	5,000	4,710,158
Series C, 3.40%, 03/01/50 (Call 09/01/49)	5,493	3,525,412
TransAlta Corp., 6.50%, 03/15/40	7,560	7,329,644
		25,847,131
Energy - Alternate Sources — 1.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	16,350	16,035,330
Engineering & Construction — 0.8%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	14,047	13,097,670
Entertainment — 1.8%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(d)	25,145	22,216,629
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	8,525	7,236,651
		29,453,280
Food — 0.4%
Safeway Inc., 7.25%, 02/01/31(b)	6,186	6,469,435
Health Care - Services — 1.8%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	8,869	9,167,634
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)(b)	6,632	4,511,429
6.02%, 11/15/48(b)	10,337	8,367,749
Series B, 5.33%, 11/15/28(b)	7,669	7,201,401
		29,248,213
Housewares — 3.0%
Newell Brands Inc.
5.70%, 04/01/26 (Call 01/01/26)	34,239	33,735,342
6.88%, 04/01/36 (Call 10/01/35)	7,281	6,371,093
7.00%, 04/01/46 (Call 10/01/45)(b)	11,424	9,276,296
		49,382,731
Insurance — 2.5%
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	5,517	5,249,037
6.80%, 01/24/30 (Call 10/24/29)(a)	10,650	10,246,217
Genworth Holdings Inc., 6.50%, 06/15/34	6,713	6,249,672
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	10,611	11,005,941
Provident Financing Trust I, 7.41%, 03/15/38(b)	3,284	3,549,874
64
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Wilton RE Ltd., 6.00%, (Call 10/22/30), (5-year CMT + 5.266%)(a)(b)(c)(e)	$4,925	$4,365,760
		40,666,501
Iron & Steel — 0.9%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	2,867	2,904,259
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	5,796	4,897,483
U.S. Steel Corp., 6.65%, 06/01/37(b)	6,876	6,788,974
		14,590,716
Leisure Time — 1.7%
Carnival Corp., 6.65%, 01/15/28(b)	4,646	4,596,046
Carnival PLC, 7.88%, 06/01/27(b)	4,696	4,936,004
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	11,722	10,770,559
7.50%, 10/15/27(b)	7,119	7,426,468
		27,729,077
Lodging — 2.2%
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(a)	12,044	11,490,668
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	2,500	2,404,780
3.50%, 08/18/26 (Call 06/18/26)	2,550	2,405,822
3.90%, 08/08/29 (Call 05/08/29)	2,800	2,498,484
Travel & Leisure Co.
6.00%, 04/01/27 (Call 01/01/27)	9,502	9,381,620
6.60%, 10/01/25 (Call 07/01/25)	8,362	8,411,417
		36,592,791
Manufacturing — 0.5%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)	8,657	8,467,959
Media — 1.6%
Belo Corp.
7.25%, 09/15/27(b)	5,981	6,040,309
7.75%, 06/01/27(b)	4,876	4,972,368
Liberty Interactive LLC
8.25%, 02/01/30(b)	12,748	7,074,850
8.50%, 07/15/29	7,135	3,972,664
Warner Media LLC, 7.63%, 04/15/31(b)	3,360	3,506,194
		25,566,385
Mining — 1.5%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(a)(b)	13,081	11,965,886
5.50%, 12/15/27 (Call 05/31/24)(a)	425	417,933
6.13%, 05/15/28 (Call 05/31/24)(a)(b)	10,201	10,122,516
7.13%, 03/15/31 (Call 03/15/27)(a)(b)	1,500	1,518,031
		24,024,366
Office & Business Equipment — 0.7%
Xerox Corp.
4.80%, 03/01/35(b)	6,297	4,257,475
6.75%, 12/15/39(b)	8,808	6,746,517
		11,003,992
Office Furnishings — 0.6%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	10,933	10,227,163
Oil & Gas — 2.7%
Global Marine Inc., 7.00%, 06/01/28	6,269	5,797,322
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)(b)	8,429	7,418,719
7.05%, 05/01/29(b)	4,561	4,721,395
Transocean Inc.
6.80%, 03/15/38(b)	15,678	12,699,180
Security	Par (000)	Value
Oil & Gas (continued)
7.50%, 04/15/31(b)	$10,087	$9,123,929
9.35%, 12/15/41(b)	4,449	4,133,123
		43,893,668
Packaging & Containers — 1.8%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	8,430	8,669,231
Pactiv LLC
7.95%, 12/15/25(b)	4,923	5,053,768
8.38%, 04/15/27(b)	3,782	3,922,975
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	10,831	10,906,726
		28,552,700
Pharmaceuticals — 2.3%
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	16,226	15,693,812
4.65%, 06/15/30 (Call 03/15/30)(b)	18,088	16,570,588
4.90%, 12/15/44 (Call 06/15/44)(b)	7,590	5,958,211
		38,222,611
Pipelines — 8.7%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	15,069	14,186,953
4.13%, 12/01/27 (Call 09/01/27)	11,071	10,303,390
5.60%, 10/15/44 (Call 04/15/44)	7,331	5,653,731
5.85%, 11/15/43 (Call 05/15/43)(b)	10,016	8,365,991
6.75%, 08/15/33	2,655	2,580,749
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	4,050	3,952,429
4.85%, 07/15/26 (Call 04/15/26)	4,050	3,944,711
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	12,680	12,132,972
5.50%, 07/15/28 (Call 04/15/28)(b)	21,474	20,918,916
6.50%, 07/15/48 (Call 01/15/48)(b)	14,204	14,035,299
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	7,791	7,556,881
4.80%, 05/15/30 (Call 02/15/30)(a)	8,489	7,668,471
4.95%, 07/15/29 (Call 04/15/29)(a)	13,465	12,365,372
6.88%, 04/15/40(a)	12,255	11,695,868
7.50%, 07/15/38(a)(b)	5,849	5,992,057
		141,353,790
Real Estate Investment Trusts — 9.3%
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	11,425	10,226,656
4.55%, 10/01/29 (Call 07/01/29)(b)	8,740	7,503,895
8.05%, 03/15/28 (Call 02/15/28)(b)	8,934	9,092,381
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)(b)	12,596	9,908,024
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	10,225	7,762,041
3.95%, 11/01/27 (Call 08/01/27)(b)	10,018	8,848,743
4.65%, 04/01/29 (Call 01/01/29)(b)	12,696	10,699,961
5.95%, 02/15/28 (Call 01/15/28)(b)	8,931	8,161,892
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	8,677	4,200,742
2.65%, 06/15/26 (Call 05/15/26)(b)	6,720	3,822,838
3.45%, 10/15/31 (Call 07/15/31)(b)	9,923	4,100,794
4.50%, 02/01/25 (Call 11/01/24)(b)	1,000	789,730
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	9,160	7,831,640
4.38%, 02/15/30 (Call 08/15/29)(b)	9,164	6,980,109
4.50%, 03/15/25 (Call 09/15/24)	1,250	1,220,804
4.75%, 10/01/26 (Call 08/01/26)	10,358	9,640,400
4.95%, 02/15/27 (Call 08/15/26)(b)	9,203	8,476,190
Schedule of Investments
65

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 10/01/29 (Call 07/01/29)(b)	$9,753	$7,975,116
5.25%, 02/15/26 (Call 08/15/25)	7,747	7,448,992
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	10,097	9,161,749
3.40%, 06/01/31 (Call 03/01/31)(b)	8,742	6,800,512
		150,653,209
Retail — 15.2%
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	8,879	7,619,719
3.50%, 03/15/32 (Call 12/15/31)(b)	8,690	7,264,807
3.90%, 04/15/30 (Call 01/15/30)(b)	13,206	11,782,754
5.90%, 03/09/26(b)	7,140	7,121,319
5.95%, 03/09/28 (Call 02/09/28)(b)	7,285	7,198,645
Bath & Body Works Inc.
6.95%, 03/01/33(b)	7,332	7,124,151
7.60%, 07/15/37	5,024	4,840,629
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)(b)	7,498	7,325,005
4.63%, 05/01/31 (Call 02/01/31)(b)	12,731	10,514,060
5.55%, 07/17/45 (Call 01/17/45)(b)	10,876	7,459,954
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)(b)	6,264	4,946,267
4.50%, 12/15/34 (Call 06/15/34)(b)	9,227	7,874,489
5.13%, 01/15/42 (Call 07/15/41)(b)	6,496	5,460,089
6.38%, 03/15/37(b)	4,859	4,413,378
6.70%, 07/15/34(a)(b)	4,579	3,848,564
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	7,185	7,391,337
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	7,949	7,535,742
4.25%, 08/01/31 (Call 05/01/31)(b)	9,540	8,230,564
4.38%, 04/01/30 (Call 01/01/30)(b)	11,014	9,833,188
5.00%, 01/15/44 (Call 07/15/43)(b)	21,499	16,318,585
6.95%, 03/15/28(b)	6,822	6,774,180
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)(b)	1,000	973,750
4.75%, 02/15/27 (Call 11/15/26)(b)	14,473	12,589,806
5.45%, 08/15/34 (Call 02/15/34)(b)	9,599	6,262,716
5.95%, 03/15/43(b)	7,372	4,533,880
Walgreen Co., 4.40%, 09/15/42(b)	3,402	2,713,219
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	6,370	5,462,040
3.45%, 06/01/26 (Call 03/01/26)	17,580	16,594,716
4.10%, 04/15/50 (Call 10/15/49)(b)	11,379	8,003,349
4.50%, 11/18/34 (Call 05/18/34)(b)	3,886	3,344,209
4.65%, 06/01/46 (Call 12/01/45)	570	462,574
4.80%, 11/18/44 (Call 05/18/44)(b)	12,688	10,265,153
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)(b)	6,406	5,949,271
6.88%, 11/15/37	8,028	8,538,020
		246,570,129
Telecommunications — 11.7%
Embarq Corp., 8.00%, 06/01/36	36,499	14,922,030
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	7,523	7,155,676
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	4,789	4,529,812
Level 3 Financing Inc.
10.50%, 04/15/29 (Call 03/22/27)(a)	12,449	12,473,431
Security	Par (000)	Value
Telecommunications (continued)
10.75%, 12/15/30 (Call 03/22/27)(a)(b)	$12,355	$12,385,921
11.00%, 11/15/29 (Call 03/22/27)(a)	4,000	4,078,856
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28	4,126	1,817,449
Series P, 7.60%, 09/15/39	6,063	1,832,018
Series U, 7.65%, 03/15/42(b)	4,947	1,504,562
Qwest Corp., 7.25%, 09/15/25	4,696	4,649,068
Rogers Communications Inc., 5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)(c)	18,814	17,849,505
Telecom Italia Capital SA
6.00%, 09/30/34(b)	12,657	10,663,109
6.38%, 11/15/33(b)	12,653	11,160,182
7.20%, 07/18/36	12,655	11,551,389
7.72%, 06/04/38(b)	12,652	11,786,334
U.S. Cellular Corp., 6.70%, 12/15/33(b)	13,019	12,696,478
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(b)(c)	47,540	48,398,511
		189,454,331
Transportation — 0.5%
XPO CNW Inc., 6.70%, 05/01/34(b)	7,526	7,655,582
Total Long-Term Investments — 98.2% (Cost: $1,723,176,875)		1,595,920,464
	Shares
Short-Term Securities
Money Market Funds — 19.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(f)(g)(h)	310,845,481	310,938,735
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(f)(g)	9,060,000	9,060,000
Total Short-Term Securities — 19.7% (Cost: $319,927,581)		319,998,735
Total Investments — 117.9% (Cost: $2,043,104,456)		1,915,919,199
Liabilities in Excess of Other Assets — (17.9)%		(291,524,363)
Net Assets — 100.0%		$1,624,394,836

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
66
2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Fallen Angels USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$165,226,512	$145,765,674 (a)	$—	$(27,131)	$(26,320)	$310,938,735	310,845,481	$962,748 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,440,000	4,620,000 (a)	—	—	—	9,060,000	9,060,000	263,733	—
				$(27,131)	$(26,320)	$319,998,735		$1,226,481	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,595,920,464	$—	$1,595,920,464
Short-Term Securities
Money Market Funds	319,998,735	—	—	319,998,735
	$319,998,735	$1,595,920,464	$—	$1,915,919,199
See notes to financial statements.
Schedule of Investments
67

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$5,886,113,196	$10,876,103,817	$123,861,061	$1,595,920,464
Investments, at value—affiliated(c)	927,779,002	1,999,777,123	31,890,965	319,998,735
Cash	6,419,301	1,437,514	8,969	13,117
Foreign currency, at value(d)	7,974	526	85	—
Receivables:
Investments sold	46,993,966	39,056,177	1,668,817	22,303,425
Securities lending income—affiliated	423,251	968,484	12,914	170,858
Capital shares sold	2,125,134	1,642,748	—	152,537
Dividends— affiliated	154,704	239,239	5,700	45,257
Interest—unaffiliated	96,432,227	184,474,759	1,964,719	24,397,541
Total assets	6,966,448,755	13,103,700,387	159,413,230	1,963,001,934
LIABILITIES
Collateral on securities loaned, at value	879,786,943	1,910,557,166	30,324,585	311,169,319
Payables:
Investments purchased	111,298,574	121,255,896	1,542,115	27,098,519
Investment advisory fees	1,426,275	740,163	36,386	339,260
Total liabilities	992,511,792	2,032,553,225	31,903,086	338,607,098
Commitments and contingent liabilities
NET ASSETS	$5,973,936,963	$11,071,147,162	$127,510,144	$1,624,394,836
NET ASSETS CONSIST OF
Paid-in capital	$6,555,149,994	$11,910,146,870	$146,122,363	$1,887,895,663
Accumulated loss	(581,213,031)	(838,999,708)	(18,612,219)	(263,500,827)
NET ASSETS	$5,973,936,963	$11,071,147,162	$127,510,144	$1,624,394,836
NET ASSET VALUE
Shares outstanding	142,400,000	307,850,000	2,850,000	61,950,000
Net asset value	$41.95	$35.96	$44.74	$26.22
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$5,983,519,445	$11,539,990,505	$133,058,023	$1,723,176,875
(b) Securities loaned, at value	$843,449,607	$1,827,913,795	$29,042,543	$301,328,678
(c) Investments, at cost—affiliated	$927,467,176	$1,999,143,526	$31,879,382	$319,927,581
(d) Foreign currency, at cost	$7,965	$514	$84	$—
See notes to financial statements.
68
2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,045,143	$1,232,131	$21,220	$263,733
Interest—unaffiliated	184,480,392	394,035,906	3,965,161	47,942,714
Securities lending income—affiliated—net	2,439,694	6,496,850	79,405	962,748
Other income—unaffiliated	1,075,520	2,185,006	68,021	1,518,051
Foreign taxes withheld	—	—	—	(237)
Total investment income	189,040,749	403,949,893	4,133,807	50,687,009
EXPENSES
Investment advisory	7,941,723	6,243,611	211,163	1,960,067
Litigation fees	177,345	85,159	—	—
Interest expense	—	2,556	—	—
Total expenses	8,119,068	6,331,326	211,163	1,960,067
Less:
Investment advisory fees waived	—	(1,202,463)	—	—
Total expenses after fees waived	8,119,068	5,128,863	211,163	1,960,067
Net investment income	180,921,681	398,821,030	3,922,644	48,726,942
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(27,779,062)	(50,242,373)	(932,070)	(11,654,087)
Investments—affiliated	(35,738)	(94,236)	(303)	(27,131)
In-kind redemptions—unaffiliated(a)	5,900,145	98,016,813	—	3,851,761
	(21,914,655)	47,680,204	(932,373)	(7,829,457)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	183,612,718	473,455,204	7,167,517	99,184,469
Investments—affiliated	(89,226)	(181,760)	(3,189)	(26,320)
Foreign currency translations	61	(1)	1	—
	183,523,553	473,273,443	7,164,329	99,158,149
Net realized and unrealized gain	161,608,898	520,953,647	6,231,956	91,328,692
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$342,530,579	$919,774,677	$10,154,600	$140,055,634
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements
69

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$180,921,681	$373,411,860	$398,821,030	$601,936,703
Net realized gain (loss)	(21,914,655)	(102,622,558)	47,680,204	(134,049,745)
Net change in unrealized appreciation (depreciation)	183,523,553	77,213,999	473,273,443	25,289,392
Net increase in net assets resulting from operations	342,530,579	348,003,301	919,774,677	493,176,350
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(174,795,049)(b)	(379,354,244)	(389,782,462)(b)	(605,921,384)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,211,858,086	(2,351,453,187)	1,525,020,866	1,014,220,228
NET ASSETS
Total increase (decrease) in net assets	1,379,593,616	(2,382,804,130)	2,055,013,081	901,475,194
Beginning of period	4,594,343,347	6,977,147,477	9,016,134,081	8,114,658,887
End of period	$5,973,936,963	$4,594,343,347	$11,071,147,162	$9,016,134,081

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
70
2024 iShares Semi-Annual Report to Shareholders

Statements of Changes in Net Assets(continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,922,644	$6,908,202	$48,726,942	$79,482,012
Net realized loss	(932,373)	(7,628,505)	(7,829,457)	(148,493,749)
Net change in unrealized appreciation (depreciation)	7,164,329	5,247,325	99,158,149	183,439,404
Net increase in net assets resulting from operations	10,154,600	4,527,022	140,055,634	114,427,667
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,963,625)(b)	(7,071,781)	(47,255,906)(b)	(84,879,810)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	11,275,557	(17,376,606)	273,562,164	(448,987,577)
NET ASSETS
Total increase (decrease) in net assets	17,466,532	(19,921,365)	366,361,892	(419,439,720)
Beginning of period	110,043,612	129,964,977	1,258,032,944	1,677,472,664
End of period	$127,510,144	$110,043,612	$1,624,394,836	$1,258,032,944

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements
71

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$40.44	$40.83	$45.51	$43.75	$46.20	$46.19
Net investment income(a)	1.43	2.64	2.10	2.09	2.26	2.55
Net realized and unrealized gain (loss)(b)	1.49	(0.36)	(4.58)	1.90	(2.36)	0.01
Net increase (decrease) from investment operations	2.92	2.28	(2.48)	3.99	(0.10)	2.56
Distributions from net investment income(c)	(1.41)(d)	(2.67)	(2.20)	(2.23)	(2.35)	(2.55)
Net asset value, end of period	$41.95	$40.44	$40.83	$45.51	$43.75	$46.20
Total Return
Based on net asset value	7.29%(e)	5.69%	(5.55)%	9.25%	(0.10)%	5.71%
Ratios to Average Net Assets(f)
Total expenses	0.31%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.83%(g)	6.42%	4.90%	4.59%	5.15%	5.54%
Supplemental Data
Net assets, end of period (000)	$5,973,937	$4,594,343	$6,977,147	$5,433,846	$4,904,298	$3,349,716
Portfolio turnover rate(h)	19%	26%	23%	39%	45%	31%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
72
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19(a)
Net asset value, beginning of period	$34.11	$34.49	$41.21	$39.34	$40.61	$39.80
Net investment income(b)	1.26	2.32	2.03	2.02	2.21	2.52
Net realized and unrealized gain (loss)(c)	1.84	(0.34)	(6.68)	1.97	(1.23)	0.74
Net increase (decrease) from investment operations	3.10	1.98	(4.65)	3.99	0.98	3.26
Distributions from net investment income(d)	(1.25)(e)	(2.36)	(2.07)	(2.12)	(2.25)	(2.45)
Net asset value, end of period	$35.96	$34.11	$34.49	$41.21	$39.34	$40.61
Total Return(f)
Based on net asset value	9.18%(g)	5.80%	(11.59)%	10.31%	2.61%	8.48%
Ratios to Average Net Assets(h)
Total expenses	0.11%(i)	0.22%	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived	0.09%(i)	0.15%	0.15%	0.15%	0.15%	0.16%
Net investment income	7.03%(i)	6.65%	5.42%	4.91%	5.67%	6.23%
Supplemental Data
Net assets, end of period (000)	$11,071,147	$9,016,134	$8,114,659	$8,308,643	$6,194,074	$2,595,057
Portfolio turnover rate(j)	11%	13%	12%	24%	21%	19%
(a) Per share amounts reflect a six-for-five stock split effective after the close of trading on April 18, 2019.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
73

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$42.32	$43.32	$51.90	$51.03	$51.81	$49.54
Net investment income(a)	1.45	2.57	2.13	1.97	2.41	2.88
Net realized and unrealized gain (loss)(b)	2.45	(0.95)	(8.21)	1.18	(0.73)	2.34
Net increase (decrease) from investment operations	3.90	1.62	(6.08)	3.15	1.68	5.22
Distributions(c)
From net investment income	(1.48)(d)	(2.62)	(2.21)	(2.07)	(2.46)	(2.95)
From net realized gain	—	—	(0.29)	(0.21)	—	—
Total distributions	(1.48)	(2.62)	(2.50)	(2.28)	(2.46)	(2.95)
Net asset value, end of period	$44.74	$42.32	$43.32	$51.90	$51.03	$51.81
Total Return(e)
Based on net asset value	9.26%(f)	3.70%	(12.03)%	6.25%	3.42%	10.88%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.47%	0.50%
Net investment income	6.50%(h)	5.89%	4.53%	3.78%	4.78%	5.70%
Supplemental Data
Net assets, end of period (000)	$127,510	$110,044	$129,965	$124,566	$61,235	$23,316
Portfolio turnover rate(i)	13%	28%	23%	43%	85%	24%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
74
2024 iShares Semi-Annual Report to Shareholders

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$24.50	$24.21	$30.04	$27.29	$26.58	$25.90
Net investment income(a)	0.81	1.32	1.10	1.06	1.54	1.50
Net realized and unrealized gain (loss)(b)	1.70	0.37	(5.79)	2.83	0.65	0.67
Net increase (decrease) from investment operations	2.51	1.69	(4.69)	3.89	2.19	2.17
Distributions from net investment income(c)	(0.79)(d)	(1.40)	(1.14)	(1.14)	(1.48)	(1.49)
Net asset value, end of period	$26.22	$24.50	$24.21	$30.04	$27.29	$26.58
Total Return(e)
Based on net asset value	10.33%(f)	7.06%	(15.88)%	14.45%	8.68%	8.70%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	6.22%(h)	5.31%	4.02%	3.57%	5.84%	5.73%
Supplemental Data
Net assets, end of period (000)	$1,624,395	$1,258,033	$1,677,473	$4,676,501	$321,971	$143,525
Portfolio turnover rate(i)	14%	26%	26%	21%	51%	23%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
75

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
76
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
77

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$87,398,298	$(87,398,298)	$—	$—
Barclays Capital, Inc.	17,640,425	(17,640,425)	—	—
BMO Capital Markets Corp.	7,944,689	(7,944,689)	—	—
BNP Paribas SA	162,724,829	(162,724,829)	—	—
BofA Securities, Inc.	25,518,689	(25,518,689)	—	—
Citadel Clearing LLC	5,203,699	(5,203,699)	—	—
Citigroup Global Markets, Inc.	1,115,105	(1,115,105)	—	—
Deutsche Bank Securities, Inc.	54,798,140	(54,798,140)	—	—
Goldman Sachs & Co. LLC	165,566,460	(165,566,460)	—	—
HSBC Securities (USA), Inc.	812,044	(812,044)	—	—
J.P. Morgan Securities LLC	77,350,169	(77,350,169)	—	—
Jefferies LLC	26,370,857	(26,370,857)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	885,000	(885,000)	—	—
Nomura Securities International, Inc.	15,125,233	(15,125,233)	—	—
Pershing LLC	8,100,983	(8,100,983)	—	—
RBC Capital Markets LLC	61,149,571	(61,149,571)	—	—
Scotia Capital (USA), Inc.	26,888,891	(26,888,891)	—	—
State Street Bank & Trust Co.	36,142,582	(36,142,582)	—	—
TD Securities (USA) LLC	5,003,515	(5,003,515)	—	—
Toronto-Dominion Bank	17,700,020	(17,700,020)	—	—
UBS AG	9,775,928	(9,775,928)	—	—
UBS Securities LLC	8,722,712	(8,722,712)	—	—
Wells Fargo Bank N.A.	7,501,030	(7,501,030)	—	—
Wells Fargo Securities LLC	14,010,738	(14,010,738)	—	—
	$843,449,607	$(843,449,607)	$—	$—
78
2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD High Yield Corporate Bond
Barclays Bank PLC	$212,584,020	$(212,584,020)	$—	$—
Barclays Capital, Inc.	61,661,950	(61,661,950)	—	—
BMO Capital Markets Corp.	26,102,965	(26,102,965)	—	—
BNP Paribas SA	44,501,517	(44,501,517)	—	—
BofA Securities, Inc.	60,544,063	(60,544,063)	—	—
Citadel Clearing LLC	11,227,189	(11,227,189)	—	—
Citigroup Global Markets, Inc.	8,472,113	(8,472,113)	—	—
Goldman Sachs & Co. LLC	401,889,898	(401,889,898)	—	—
J.P. Morgan Securities LLC	125,108,704	(125,108,704)	—	—
Jefferies LLC	77,229,283	(77,229,283)	—	—
Morgan Stanley	128,032,393	(128,032,393)	—	—
Nomura Securities International, Inc.	23,508,243	(23,508,243)	—	—
Pershing LLC	17,147,218	(17,147,218)	—	—
RBC Capital Markets LLC	192,758,731	(192,758,731)	—	—
Scotia Capital (USA), Inc.	86,451,648	(86,451,648)	—	—
State Street Bank & Trust Co.	201,522,364	(201,522,364)	—	—
TD Securities (USA) LLC	18,543,758	(18,543,758)	—	—
Toronto-Dominion Bank	55,871,593	(55,871,593)	—	—
UBS AG	7,998,655	(7,998,655)	—	—
UBS Securities LLC	20,037,599	(20,037,599)	—	—
Wells Fargo Bank N.A.	20,623,072	(20,623,072)	—	—
Wells Fargo Securities LLC	26,096,819	(26,096,819)	—	—
	$1,827,913,795	$(1,827,913,795)	$—	$—
ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$2,330,835	$(2,330,835)	$—	$—
Barclays Capital, Inc.	1,616,629	(1,616,629)	—	—
BMO Capital Markets Corp.	104,003	(104,003)	—	—
BNP Paribas SA	7,895,466	(7,895,466)	—	—
Citadel Clearing LLC	119,562	(119,562)	—	—
Citigroup Global Markets, Inc.	141,664	(141,664)	—	—
J.P. Morgan Securities LLC	3,033,725	(3,033,725)	—	—
Jefferies LLC	1,403,986	(1,403,986)	—	—
Morgan Stanley	2,305,286	(2,305,286)	—	—
RBC Capital Markets LLC	3,149,707	(3,149,707)	—	—
Scotia Capital (USA), Inc.	1,059,838	(1,059,838)	—	—
State Street Bank & Trust Co.	4,146,490	(4,146,490)	—	—
TD Securities (USA) LLC	136,753	(136,753)	—	—
Toronto-Dominion Bank	337,681	(337,681)	—	—
UBS AG	7,378	(7,378)	—	—
UBS Securities LLC	141,393	(141,393)	—	—
Wells Fargo Bank N.A.	245,266	(245,266)	—	—
Wells Fargo Securities LLC	866,881	(866,881)	—	—
	$29,042,543	$(29,042,543)	$—	$—
Notes to Financial Statements
79

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Fallen Angels USD Bond
Barclays Bank PLC	$97,900,452	$(97,900,452)	$—	$—
BMO Capital Markets Corp.	1,801,233	(1,801,233)	—	—
BNP Paribas SA	32,586,191	(32,586,191)	—	—
BofA Securities, Inc.	11,647,008	(11,647,008)	—	—
Citigroup Global Markets, Inc.	901,123	(901,123)	—	—
Goldman Sachs & Co. LLC	54,052,997	(54,052,997)	—	—
J.P. Morgan Securities LLC	22,994,347	(22,994,347)	—	—
Jefferies LLC	6,646,579	(6,646,579)	—	—
Morgan Stanley	15,515,461	(15,515,461)	—	—
Pershing LLC	13,731,843	(13,731,843)	—	—
RBC Capital Markets LLC	7,180,783	(7,180,783)	—	—
Scotia Capital (USA), Inc.	6,443,795	(6,443,795)	—	—
State Street Bank & Trust Co.	18,059,539	(18,059,539)	—	—
TD Securities (USA) LLC	1,620,000	(1,620,000)	—	—
UBS Securities LLC	3,168,628	(3,168,628)	—	—
Wells Fargo Bank N.A.	384,526	(384,526)	—	—
Wells Fargo Securities LLC	6,694,173	(6,694,173)	—	—
	$301,328,678	$(301,328,678)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.08
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25
Effective December 15, 2023, for its investment advisory services to the iShares Broad USD High Yield Corporate Bond ETF, BFA is entitled to an annual investment advisory fee of 0.08%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to December 15, 2023, BFA was entitled to an annual investment advisory fee of 0.22%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Expense Waivers: The total of the investment advisory fee and any fund other expenses are a fund’s total annual operating expenses. For the iShares Broad USD High Yield Corporate Bond ETF, from the period November 28, 2023 to December 15, 2023, BFA contractually waived a portion of its management fee so that the Fund’s total annual fund operating expenses after fee waiver did not exceed 0.08%. This contractual waiver was terminated as of December 15, 2023. Prior to November 28, 2023, BFA had contractually agreed to waive a portion of its investment advisory fee through February 29, 2024 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.15% of average daily net assets.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Broad USD High Yield Corporate Bond	$1,202,463
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Notes to Financial Statements (unaudited) (continued)
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares 0-5 Year High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares Broad USD High Yield Corporate Bond ETF and iShares ESG Advanced High Yield Corporate Bond ETF), ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year High Yield Corporate Bond	$654,313
Broad USD High Yield Corporate Bond	1,709,059
ESG Advanced High Yield Corporate Bond	21,788
Fallen Angels USD Bond	248,189
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$1,005,607,743	$977,787,672
Broad USD High Yield Corporate Bond	1,254,615,276	1,199,507,262
ESG Advanced High Yield Corporate Bond	15,361,807	16,174,644
Fallen Angels USD Bond	217,276,114	226,005,946
Notes to Financial Statements
81

Notes to Financial Statements (unaudited) (continued)
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$1,570,403,525	$383,416,187
Broad USD High Yield Corporate Bond	4,808,198,013	3,335,725,396
ESG Advanced High Yield Corporate Bond	10,981,305	—
Fallen Angels USD Bond	410,729,106	139,252,466
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
0-5 Year High Yield Corporate Bond	$(478,344,192)
Broad USD High Yield Corporate Bond	(256,378,152)
ESG Advanced High Yield Corporate Bond	(8,652,800)
Fallen Angels USD Bond	(131,458,495)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$6,923,295,696	$68,319,901	$(177,723,399)	$(109,403,498)
Broad USD High Yield Corporate Bond	13,566,279,335	77,693,077	(768,091,472)	(690,398,395)
ESG Advanced High Yield Corporate Bond	165,357,546	1,410,975	(11,016,495)	(9,605,520)
Fallen Angels USD Bond	2,047,909,798	15,837,451	(147,828,050)	(131,990,599)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market
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Notes to Financial Statements (unaudited) (continued)
conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Notes to Financial Statements
83

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year High Yield Corporate Bond
Shares sold	38,200,000	$1,605,110,488	41,500,000	$1,711,024,847
Shares redeemed	(9,400,000)	(393,252,402)	(98,800,000)	(4,062,478,034)
	28,800,000	$1,211,858,086	(57,300,000)	$(2,351,453,187)
Broad USD High Yield Corporate Bond
Shares sold	137,850,000	$4,930,621,573	189,850,000	$6,630,541,378
Shares redeemed	(94,350,000)	(3,405,600,707)	(160,800,000)	(5,616,321,150)
	43,500,000	$1,525,020,866	29,050,000	$1,014,220,228
ESG Advanced High Yield Corporate Bond
Shares sold	250,000	$11,275,557	250,000	$10,893,485
Shares redeemed	—	—	(650,000)	(28,270,091)
	250,000	$11,275,557	(400,000)	$(17,376,606)
Fallen Angels USD Bond
Shares sold	16,100,000	$418,601,157	33,100,000	$825,571,750
Shares redeemed	(5,500,000)	(145,038,993)	(51,050,000)	(1,274,559,327)
	10,600,000	$273,562,164	(17,950,000)	$(448,987,577)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
84
2024 iShares Semi-Annual Report to Shareholders

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares 0-5 Year High Yield Corporate Bond ETF, iShares Broad USD High Yield Corporate Bond ETF, iShares ESG Advanced High Yield Corporate Bond ETF and iShares Fallen Angels USD Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.
Statement Regarding Liquidity Risk Management Program
85

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
86
2024 iShares Semi-Annual Report to Shareholders

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.
General Information
87

Glossary of Terms Used in this Report

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
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2024 iShares Semi-Annual Report to Shareholders

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1020-0424

April 30, 2024

2024 Semi-Annual Report (Unaudited)

iShares Trust
• iShares Core Total USD Bond Market ETF | IUSB | NASDAQ
• iShares U.S. Fixed Income Balanced Risk Systematic ETF | FIBR | Cboe BZX

The Markets in Review
 Rob Kapito
President, BlackRock Inc.

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended April 30, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’ advance was slower but still impressive. Meanwhile, both international developed market equities and emerging market stocks also gained, albeit at a notably slower pace than that of U.S. stocks.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period, and recent statements from the Fed seem to support this view. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, we believe there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Rob Kapito
President, BlackRock Inc.

Total Returns as of April 30, 2024
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	20.98%	22.66%
U.S. small cap equities (Russell 2000® Index)	19.66	13.32
International equities (MSCI Europe, Australasia, Far East Index)	18.63	9.28
Emerging market equities (MSCI Emerging Markets Index)	15.40	9.88
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.66	5.36
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	3.66	(6.40)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	4.97	(1.47)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	7.06	2.08
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	8.99	9.01
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.
2This Page is not Part of Your Fund Report

Fund Summary as of April 30, 2024
iShares® Core Total USD Bond Market ETF
Investment Objective
The iShares Core Total USD Bond Market ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. dollar-denominated bonds that are rated either investment grade or high-yield, as represented by the Bloomberg U.S. Universal Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.43%	(0.35)%	0.16%	1.43%	(0.35)%	0.78%	15.13%
Fund Market	5.43	(0.48)	0.11	1.43	(0.48)	0.53	15.07
Index	5.44	(0.34)	0.18	1.46	(0.34)	0.91	15.39
The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,054.30	$0.31	$1,000.00	$1,024.60	$0.30	0.06%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	61.1%
Aa	3.4
A	12.1
Baa	12.6
Ba	2.8
B	2.4
Caa	0.7
Ca	0.3
Not Rated	4.6
PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	57.9%
Corporate Bonds & Notes	32.3
Foreign Government Obligations	4.8
U.S. Treasury Obligations	3.5
Collaterized Mortgage Obligations	0.9
Asset-Backed Securities	0.4
Municipal Debt Obligations	0.4
TBA Sales Commitments	(0.2)
Common Stocks	— (b)

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

2024 iShares Semi-Annual Report to Shareholders

Fund Summary as of April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
Investment Objective
The iShares  U.S. Fixed Income Balanced Risk Systematic ETF (the “Fund”) (formerly iShares U.S. Fixed Income Balanced Risk Factor ETF) seeks to track the investment results of an index, composed of taxable U.S. dollar-denominated bonds and U.S. Treasury futures, which targets an equal allocation between interest rate and credit spread risk, as represented by the Bloomberg U.S. Fixed Income Balanced Risk Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
.
Performance
		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.08%	4.39%	(0.07)%	1.31%	4.39%	(0.35)%	12.74%
Fund Market	6.10	4.18	(0.08)	1.32	4.18	(0.39)	12.77
Index	6.10	4.55	0.15	1.50	4.55	0.75	14.62
The inception date of the Fund was February 24, 2015. The first day of secondary market trading was February 26, 2015.
Index performance through February 4, 2018 reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index. Index performance beginning on February 5, 2018 reflects the performance of the Bloomberg U.S. Fixed Income Balanced Risk Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Actual			Hypothetical 5% Return
Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Beginning Account Value (11/01/23)	Ending Account Value (04/30/24)	Expenses Paid During the Period(a)	Annualized Expense Ratio
$1,000.00	$1,060.80	$1.28	$1,000.00	$1,023.60	$1.26	0.25%

(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses”
for more information.

Portfolio Information
CREDIT QUALITY ALLOCATION
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	21.6%
Aa	2.2
A	27.3
Baa	31.9
Ba	7.6
B	6.5
Caa	1.2
Ca	0.2
Not Rated	1.5
MATURITY ALLOCATION
Maturity	Percent of Total Investments(a)
0-1 Year	2.3%
1-5 Years	45.7
5-10 Years	27.8
10-15 Years	1.6
15-20 Years	2.6
More than 20 Years	20.0

*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher.
Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.
Fund Summary

About Fund Performance
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares.  Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
4.87%, 05/15/28	$12,070	$11,934,492
5.15%, 09/15/30	1,500	1,495,051
5.24%, 04/15/31	2,000	2,000,113
Class A, 4.95%, 10/15/27	13,000	12,898,486
Series 2022-2, Class A, 3.39%, 05/15/27	10,000	9,782,401
Capital One Multi-Asset Execution Trust Class A2, 1.39%, 07/15/30	1,000	853,622
Capital One Prime Auto Receivables Trust, 3.17%, 04/15/27 (Call 04/15/26)	16,493	16,150,403
Exeter Automobile Receivables Trust
5.61%, 04/17/28 (Call 11/15/28)	2,500	2,491,581
5.92%, 02/15/30 (Call 11/15/28)	2,000	1,972,411
Ford Credit Auto Owner Trust
5.27%, 05/17/27 (Call 06/15/26)	2,595	2,586,537
4.59%, 12/15/27 (Call 05/15/26)	2,486	2,442,812
GM Financial Consumer Automobile Receivables Trust
4.66%, 02/16/28 (Call 12/16/26)	6,190	6,111,515
4.59%, 07/17/28 (Call 12/16/26)	1,170	1,144,104
5.10%, 03/16/29 (Call 11/16/27)	5,875	5,828,767
Hyundai Auto Receivables Trust, 4.99%, 02/15/29 (Call 03/15/28)	2,000	1,979,351
John Deere Owner Trust
4.96%, 11/15/28 (Call 10/15/27)	990	978,523
4.91%, 02/18/31 (Call 10/15/27)	620	610,381
Santander Drive Auto Receivables Trust
5.09%, 05/15/30 (Call 05/15/26)	8,530	8,399,431
5.23%, 12/15/28 (Call 12/15/27)	430	424,486
Synchrony Card Funding LLC, 5.04%, 03/15/30	2,600	2,566,522
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 07/15/25)	1,100	1,048,217
Verizon Master Trust
5.16%, 06/20/29 (Call 06/20/26)	5,060	5,020,645
Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	1,910	1,905,065
Volkswagen Auto Loan Enhanced Trust
5.02%, 06/20/28 (Call 03/20/27)	10,780	10,681,644
5.01%, 01/22/30 (Call 03/20/27)	4,000	3,949,434
WF Card Issuance Trust, 4.94%, 02/15/29	1,000	990,212
Total Asset-Backed Securities — 0.4% (Cost: $117,520,046)		116,246,206
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 0.9%
Bank
3.95%, 08/15/61 (Call 08/15/28)	1,686	1,567,063
5.94%, 11/15/55 (Call 11/15/32), (1-day SOFR + 2.127%)(a)	5,400	5,344,282
Series 2020-BN27, Class A5, 2.14%, 04/15/63 (Call 04/15/30)	690	554,397
BBCMS Mortgage Trust
5.71%, 12/15/55 (Call 12/15/32), (1-day SOFR + 2.127%)(a)	1,260	1,266,451
5.72%, 02/15/57 (Call 02/15/34)	880	842,047
5.87%, 02/15/57 (Call 02/15/34)	2,810	2,778,308
5.95%, 03/15/57 (Call 03/15/29)	2,250	2,271,767
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.00%, 09/15/56 (Call 09/15/33), (1-day SOFR + 2.127%)(a)	$14,120	$14,488,919
6.15%, 03/15/57 (Call 03/15/29), (1-day SOFR + 2.127%)(a)	700	691,757
6.35%, 12/15/55 (Call 12/15/32), (1-day SOFR + 2.127%)(a)	2,688	2,746,894
6.36%, 03/15/57 (Call 03/15/29), (1-day SOFR + 2.127%)(a)	400	404,797
6.64%, 03/15/57 (Call 03/15/29), (1-day SOFR + 2.127%)(a)	420	418,994
6.80%, 11/15/56 (Call 10/15/33), (1-day SOFR + 2.127%)(a)	9,475	10,286,598
Series 2020-C7, Class A4, 1.79%, 04/15/53 (Call 04/15/30)	3,000	2,502,396
Series 2020-C7, Class A5, 2.04%, 04/15/53 (Call 04/15/30)	1,330	1,090,596
Series 2020-C8, Class A5, 2.04%, 10/15/53 (Call 10/15/30)	4,125	3,303,836
Series 2022-C15, Class A5, 3.66%, 04/15/55 (Call 04/15/32), (1-day SOFR + 2.127%)(a)	11,940	10,342,095
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54 (Call 07/15/31)	4,650	3,783,738
Benchmark Mortgage Trust
3.72%, 03/15/62 (Call 03/15/29)	5,000	4,565,961
5.52%, 04/15/56 (Call 04/15/33)	1,217	1,200,502
5.93%, 03/15/29 (Call 03/15/29)	2,800	2,818,252
6.38%, 03/15/29 (Call 03/15/29)	1,850	1,866,313
6.67%, 03/15/29 (Call 03/15/29)	440	434,235
6.79%, 03/15/29 (Call 03/15/29)	780	787,959
6.84%, 11/15/56 (Call 11/15/28), (1-day SOFR + 2.127%)(a)	4,500	4,664,861
Series 2018-B4, Class ASB, 4.06%, 07/15/51 (Call 07/15/28), (1-day SOFR + 2.127%)(a)	404	391,102
Series 2018-B5, Class A4, 4.21%, 07/15/51 (Call 08/15/28)	750	704,395
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 06/15/29)	3,000	2,679,675
Series 2019-B9, Class A5, 4.02%, 03/15/52 (Call 02/15/29)	2,500	2,278,159
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 12/15/30)	2,400	1,904,512
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 12/15/30)	1,450	1,143,471
Series 2020-B22, Class A5, 1.97%, 01/15/54 (Call 01/15/31)	5,000	3,948,473
Series 2020-B23, Class A5, 2.07%, 02/15/54 (Call 02/15/31)	15,000	11,641,981
Series 2021-B29, Class A5, 2.39%, 09/15/54 (Call 10/15/31)	6,660	5,340,372
Series 2023-B38, Class A2, 5.63%, 04/15/56 (Call 04/15/33)	6,000	5,941,318
BMO Mortgage Trust
6.23%, 03/15/57 (Call 03/15/34), (1-day SOFR + 2.127%)(a)	500	479,530
6.29%, 02/15/57 (Call 02/15/29), (1-day SOFR + 2.127%)(a)	1,104	1,109,815
6.67%, 12/15/56 (Call 12/15/33), (1-day SOFR + 2.127%)(a)	3,000	3,082,459
CD Mortgage Trust, Series 2017-CD5, Class A4, 3.43%, 08/15/50 (Call 07/15/27)	1,280	1,184,255
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.57%, 06/15/50 (Call 05/15/27)	$1,000	$930,691
Citigroup Commercial Mortgage Trust
3.46%, 12/10/49 (Call 01/10/27)	8,868	8,447,784
Series 20116-P4, Class A4, 2.90%, 07/10/49 (Call 07/10/26)	3,600	3,370,090
Series 2016-GC37, Class A4, 3.31%, 04/10/49 (Call 03/10/26)	1,000	953,999
Series 2017-P7, Class A4, 3.71%, 04/14/50 (Call 04/14/27)	750	697,278
Commission Mortgage Trust
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	650	630,438
Series 2017-COR2, Class A3, 3.51%, 09/10/50 (Call 09/10/27)	1,000	921,456
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 04/15/51 (Call 04/15/28), (1-day SOFR + 2.127%)(a)	1,750	1,642,476
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, 4.35%, 01/25/33 (Call 02/25/33), (1-day SOFR + 2.127%)(a)	50,000	47,163,222
Freddie Mac Multifamily Structured Pass Through Certificates, 5.36%, 01/25/29 (Call 01/25/29), (1-day SOFR + 2.127%)(a)	6,200	6,234,022
GS Mortgage Securities Trust
4.38%, 07/10/51 (Call 07/10/28), (1-day SOFR + 2.127%)(a)	1,000	900,473
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 09/10/24)	2,330	2,322,682
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class A4, 2.63%, 08/15/49 (Call 09/15/26)	1,236	1,159,083
Series 2016-JP4, Class A4, 3.65%, 12/15/49 (Call 04/15/27), (1-day SOFR + 2.127%)(a)	2,499	2,355,406
JPMBB Commercial Mortgage Securities Trust
3.67%, 09/15/47 (Call 10/15/24)	3,386	3,369,452
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 01/15/29)	372	367,360
Series 2015-C31, Class A3, 3.80%, 08/15/48 (Call 08/15/25)	6,258	6,085,501
Series 2015-C32, Class A5, 3.60%, 11/15/48 (Call 10/15/25)	2,500	2,393,640
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50 (Call 08/15/27)	1,000	916,836
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C20, Class ASB, 3.07%, 02/15/48 (Call 11/15/26)	762	757,213
Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	500	487,994
Series 2016-C28, Class AS, 3.95%, 01/15/49 (Call 02/15/28)	2,000	1,875,796
Morgan Stanley Capital I Trust
Series 2018, Class A3, 4.14%, 10/15/51 (Call 10/15/28)	1,000	932,899
Series 2018-H3, Class A5, 4.18%, 07/15/51 (Call 07/15/28)	1,000	936,357
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-H6, Class A4, 3.42%, 06/15/52 (Call 06/15/29)	$880	$785,705
Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	420	365,061
Series 2021-L7, Class A5, 2.57%, 10/15/54 (Call 10/15/31)	5,000	4,034,771
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51 (Call 02/15/28)	875	809,350
Wells Fargo Commercial Mortgage Trust
2.66%, 11/15/54 (Call 12/15/31)	4,231	3,446,247
4.67%, 09/15/61 (Call 10/15/28), (1-day SOFR + 2.127%)(a)	2,000	1,876,824
Class A4, 2.34%, 08/15/54 (Call 07/15/31)	920	738,182
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	1,000	969,779
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	5,000	4,619,311
Series 2017-C42, Class A4, 3.59%, 12/15/50 (Call 12/15/27)	1,200	1,085,661
Series 2018-C47, Class A4, 4.44%, 09/15/61 (Call 10/15/28)	3,000	2,841,616
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	520	432,634
Series 2020-C58, Class A4, 2.09%, 07/15/53 (Call 12/15/30)	2,120	1,702,952
Series 2021-C59, Class A5, 2.63%, 04/15/54 (Call 04/15/31)	3,470	2,835,406
		245,248,182
Total Collaterized Mortgage Obligations — 0.9% (Cost: $266,200,239)		245,248,182
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 05/13/24)(b)	660	613,993
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 05/31/24)(b)	1,132	1,049,930
7.50%, 06/01/29 (Call 06/01/24)(b)	930	748,955
7.75%, 04/15/28 (Call 05/31/24)(b)(c)	890	754,336
7.88%, 04/01/30 (Call 10/01/26)(b)	795	778,542
9.00%, 09/15/28 (Call 09/15/25)(b)(c)	690	709,850
CMG Media Corp., 8.88%, 12/15/27 (Call 05/13/24)(b)	845	469,623
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	345	281,656
3.38%, 03/01/41 (Call 09/01/40)	769	545,183
4.65%, 10/01/28 (Call 07/01/28)	1,060	1,020,385
4.75%, 03/30/30 (Call 12/30/29)	586	559,740
5.38%, 06/15/33 (Call 03/15/33)	251	243,393
5.40%, 10/01/48 (Call 04/01/48)	561	503,200
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	509	435,071
3.75%, 02/15/28 (Call 05/16/24)	470	434,005
4.00%, 02/15/30 (Call 02/15/25)	455	405,885
4.88%, 01/15/29 (Call 05/31/24)	378	356,561
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	545	458,844
2.60%, 08/01/31 (Call 05/01/31)	855	704,798

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Advertising (continued)
4.20%, 06/01/30 (Call 03/01/30)	$814	$758,218
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	1,732	1,672,713
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 05/31/24)(b)	455	404,978
4.63%, 03/15/30 (Call 03/15/25)(b)	465	410,801
5.00%, 08/15/27 (Call 05/13/24)(b)	535	509,852
7.38%, 02/15/31 (Call 11/15/26)(b)	420	431,111
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	997	893,135
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 05/31/24)(b)	395	377,367
		16,532,125
Aerospace & Defense — 0.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (Call 03/15/26)(b)	480	483,835
Airbus SE
3.15%, 04/10/27 (Call 01/10/27)(b)	1,420	1,340,313
3.95%, 04/10/47 (Call 10/10/46)(b)	395	314,253
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	575	606,484
BAE Systems Holdings Inc.
3.85%, 12/15/25 (Call 09/15/25)(b)	566	549,999
4.75%, 10/07/44(b)	586	508,355
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	920	730,940
3.00%, 09/15/50 (Call 03/15/50)(b)	800	506,478
3.40%, 04/15/30 (Call 01/15/30)(b)	320	284,622
5.00%, 03/26/27 (Call 02/26/27)(b)	440	433,639
5.13%, 03/26/29 (Call 02/26/29)(b)	710	697,146
5.25%, 03/26/31 (Call 02/26/31)(b)	235	230,023
5.30%, 03/26/34 (Call 12/26/33)(b)	385	374,058
5.50%, 03/26/54 (Call 09/26/53)(b)	15	14,346
5.80%, 10/11/41(b)	395	392,088
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/13/24)	4,490	4,189,037
2.25%, 06/15/26 (Call 03/15/26)	732	673,308
2.60%, 10/30/25 (Call 07/30/25)	260	246,819
2.70%, 02/01/27 (Call 12/01/26)	1,144	1,042,286
2.75%, 02/01/26 (Call 01/01/26)	928	874,276
2.80%, 03/01/27 (Call 12/01/26)	455	414,481
2.95%, 02/01/30 (Call 11/01/29)	1,010	848,666
3.10%, 05/01/26 (Call 03/01/26)	865	814,797
3.20%, 03/01/29 (Call 12/01/28)	1,234	1,078,948
3.25%, 02/01/28 (Call 12/01/27)	1,507	1,361,301
3.25%, 03/01/28 (Call 12/01/27)	368	329,448
3.25%, 02/01/35 (Call 11/01/34)	583	440,067
3.38%, 06/15/46 (Call 12/15/45)	1,269	791,104
3.45%, 11/01/28 (Call 08/01/28)	720	642,685
3.50%, 03/01/39 (Call 09/01/38)	420	294,432
3.55%, 03/01/38 (Call 09/01/37)	430	308,944
3.60%, 05/01/34 (Call 02/01/34)	1,264	1,001,864
3.63%, 02/01/31 (Call 11/01/30)	1,475	1,267,711
3.63%, 03/01/48 (Call 09/01/47)	590	374,013
3.65%, 03/01/47 (Call 09/01/46)	575	371,500
3.75%, 02/01/50 (Call 08/01/49)	1,260	813,320
3.83%, 03/01/59 (Call 09/01/58)	365	224,600
3.85%, 11/01/48 (Call 05/01/48)	850	559,244
3.90%, 05/01/49 (Call 11/01/48)	1,112	736,918
3.95%, 08/01/59 (Call 02/01/59)	875	547,263
4.88%, 05/01/25 (Call 04/01/25)	2,466	2,435,265
Security	Par (000)	Value
Aerospace & Defense (continued)
5.04%, 05/01/27 (Call 03/01/27)	$1,982	$1,921,298
5.15%, 05/01/30 (Call 02/01/30)	3,329	3,156,324
5.71%, 05/01/40 (Call 11/01/39)	1,835	1,665,391
5.81%, 05/01/50 (Call 11/01/49)	3,834	3,395,955
5.88%, 02/15/40	642	590,744
5.93%, 05/01/60 (Call 11/01/59)	2,745	2,399,375
6.13%, 02/15/33	533	523,354
6.26%, 05/01/27 (Call 04/01/27)(b)	1,175	1,178,391
6.30%, 05/01/29 (Call 04/01/29)(b)	890	893,505
6.39%, 05/01/31 (Call 03/01/31)(b)	370	371,656
6.53%, 05/01/34 (Call 02/01/34)(b)	360	362,658
6.63%, 02/15/38	280	279,232
6.86%, 05/01/54 (Call 11/01/53)(b)	410	411,459
6.88%, 03/15/39	871	884,365
7.01%, 05/01/64 (Call 11/01/63)(b)	265	265,205
Bombardier Inc.
6.00%, 02/15/28 (Call 05/31/24)(b)	670	652,795
7.13%, 06/15/26 (Call 05/31/24)(b)	220	222,305
7.25%, 07/01/31 (Call 07/01/27)(b)	680	681,922
7.45%, 05/01/34(b)	480	521,506
7.50%, 02/01/29 (Call 02/01/26)(b)(c)	650	664,780
7.88%, 04/15/27 (Call 05/31/24)(b)	1,325	1,319,634
8.75%, 11/15/30 (Call 11/15/26)(b)	670	712,597
Embraer Netherlands Finance BV
5.40%, 02/01/27(c)	573	563,215
7.00%, 07/28/30 (Call 04/28/30)(d)	610	623,612
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 05/13/24)(b)	458	460,452
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	590	554,859
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25	410	396,576
4.42%, 11/15/35	845	763,758
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	860	789,436
2.13%, 08/15/26 (Call 05/15/26)	1,060	987,952
2.25%, 06/01/31 (Call 03/01/31)	385	317,633
2.63%, 11/15/27 (Call 08/15/27)	265	242,680
2.85%, 06/01/41 (Call 12/01/40)	475	332,610
3.50%, 05/15/25 (Call 03/15/25)	769	754,504
3.50%, 04/01/27 (Call 02/01/27)	1,075	1,026,856
3.60%, 11/15/42 (Call 05/15/42)	230	176,453
3.63%, 04/01/30 (Call 01/01/30)	1,430	1,312,561
3.75%, 05/15/28 (Call 02/15/28)	1,355	1,287,790
4.25%, 04/01/40 (Call 10/01/39)	675	579,606
4.25%, 04/01/50 (Call 10/01/49)	620	509,760
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	100	81,761
4.50%, 03/11/44	640	549,149
5.88%, 01/14/38	745	756,144
6.75%, 03/15/32	990	1,069,082
6.88%, 01/10/39	205	230,518
HEICO Corp.
5.25%, 08/01/28 (Call 07/01/28)	505	500,190
5.35%, 08/01/33 (Call 05/01/33)	340	334,081
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	1,049	1,005,801
4.95%, 08/15/25 (Call 05/15/25)	855	848,429
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	600	532,801
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
5.90%, 02/01/27	$727	$730,195
5.95%, 02/01/37(c)	555	554,361
6.75%, 01/15/28	355	366,465
6.88%, 05/01/25 (Call 04/01/25)	440	443,962
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	888	702,096
2.90%, 12/15/29 (Call 09/15/29)	907	790,947
3.85%, 12/15/26 (Call 09/15/26)	1,002	961,263
4.40%, 06/15/28 (Call 03/15/28)	2,314	2,216,848
4.85%, 04/27/35 (Call 10/27/34)	465	429,884
5.05%, 06/01/29 (Call 05/01/29)	385	376,588
5.05%, 04/27/45 (Call 10/27/44)	248	222,337
5.25%, 06/01/31 (Call 04/01/31)	485	472,422
5.35%, 06/01/34 (Call 03/01/34)	275	265,888
5.40%, 01/15/27	1,020	1,018,116
5.40%, 07/31/33 (Call 04/30/33)	885	861,951
5.60%, 07/31/53 (Call 01/31/53)	536	516,692
6.15%, 12/15/40	80	81,411
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	819	673,510
2.80%, 06/15/50 (Call 12/15/49)	1,413	882,716
3.55%, 01/15/26 (Call 10/15/25)	1,702	1,654,046
3.60%, 03/01/35 (Call 09/01/34)	486	416,103
3.80%, 03/01/45 (Call 09/01/44)	1,010	786,449
3.90%, 06/15/32 (Call 03/15/32)	1,105	1,008,658
4.07%, 12/15/42	953	785,687
4.09%, 09/15/52 (Call 03/15/52)	981	772,890
4.15%, 06/15/53 (Call 12/15/52)	865	685,571
4.30%, 06/15/62 (Call 12/15/61)	580	459,197
4.45%, 05/15/28 (Call 04/15/28)	380	370,036
4.50%, 02/15/29 (Call 01/15/29)	575	559,221
4.50%, 05/15/36 (Call 11/15/35)	881	805,179
4.70%, 05/15/46 (Call 11/15/45)	987	872,675
4.75%, 02/15/34 (Call 11/15/33)	660	630,697
4.80%, 08/15/34 (Call 05/15/34)	385	368,595
4.95%, 10/15/25 (Call 09/15/25)	655	652,088
5.10%, 11/15/27 (Call 10/15/27)	1,608	1,607,205
5.20%, 02/15/55 (Call 08/15/54)	270	253,611
5.20%, 02/15/64 (Call 08/15/63)	280	260,271
5.25%, 01/15/33 (Call 10/15/32)	850	848,798
5.70%, 11/15/54 (Call 05/15/54)	560	565,980
5.72%, 06/01/40	595	600,154
5.90%, 11/15/63 (Call 05/15/63)	770	794,987
Series B, 6.15%, 09/01/36	720	763,023
Moog Inc., 4.25%, 12/15/27 (Call 05/31/24)(b)	446	416,930
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	877	832,292
3.25%, 01/15/28 (Call 10/15/27)	1,795	1,671,172
3.85%, 04/15/45 (Call 10/15/44)	720	550,480
4.03%, 10/15/47 (Call 04/15/47)	1,871	1,445,617
4.40%, 05/01/30 (Call 02/01/30)	1,016	967,205
4.60%, 02/01/29 (Call 01/01/29)	660	640,375
4.70%, 03/15/33 (Call 12/15/32)	1,155	1,094,353
4.75%, 06/01/43	1,002	882,132
4.90%, 06/01/34 (Call 03/01/34)	565	538,335
4.95%, 03/15/53 (Call 09/15/52)	650	575,959
5.05%, 11/15/40	433	400,427
5.15%, 05/01/40 (Call 11/01/39)	575	538,620
5.20%, 06/01/54 (Call 12/01/53)	1,000	919,250
5.25%, 05/01/50 (Call 11/01/49)	448	416,125
Security	Par (000)	Value
Aerospace & Defense (continued)
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	$950	$915,316
5.75%, 10/15/27 (Call 07/15/27)(b)	900	889,866
RTX Corp.
1.90%, 09/01/31 (Call 06/01/31)	840	658,828
2.25%, 07/01/30 (Call 04/01/30)	1,487	1,240,952
2.38%, 03/15/32 (Call 12/15/31)	780	623,754
2.65%, 11/01/26 (Call 08/01/26)	580	543,147
2.82%, 09/01/51 (Call 03/01/51)	1,060	632,768
3.03%, 03/15/52 (Call 09/15/51)	1,070	665,744
3.13%, 05/04/27 (Call 02/04/27)	872	818,352
3.13%, 07/01/50 (Call 01/01/50)	872	561,494
3.50%, 03/15/27 (Call 12/15/26)	1,387	1,320,297
3.75%, 11/01/46 (Call 05/01/46)	770	564,592
3.95%, 08/16/25 (Call 06/16/25)	1,605	1,573,574
4.05%, 05/04/47 (Call 11/04/46)	760	583,011
4.13%, 11/16/28 (Call 08/16/28)	2,475	2,352,724
4.15%, 05/15/45 (Call 11/16/44)	746	587,311
4.35%, 04/15/47 (Call 10/15/46)	1,125	908,085
4.45%, 11/16/38 (Call 05/16/38)	665	574,564
4.50%, 06/01/42	2,083	1,769,524
4.63%, 11/16/48 (Call 05/16/48)	1,653	1,391,827
4.70%, 12/15/41	483	418,087
4.80%, 12/15/43 (Call 06/15/43)	525	455,700
4.88%, 10/15/40	585	522,073
5.00%, 02/27/26 (Call 01/27/26)	560	555,897
5.15%, 02/27/33 (Call 11/27/32)	1,385	1,344,557
5.38%, 02/27/53 (Call 08/27/52)	1,084	1,011,660
5.40%, 05/01/35	240	234,920
5.70%, 04/15/40	395	387,150
5.75%, 11/08/26 (Call 10/08/26)	1,351	1,360,856
5.75%, 01/15/29 (Call 12/15/28)	625	634,834
6.00%, 03/15/31 (Call 01/15/31)	1,530	1,569,071
6.05%, 06/01/36	135	137,166
6.10%, 03/15/34 (Call 12/15/33)	1,215	1,256,626
6.13%, 07/15/38	515	525,752
6.40%, 03/15/54 (Call 09/15/53)	746	800,208
7.20%, 08/15/27	638	672,811
7.50%, 09/15/29	620	676,042
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	275	262,767
4.60%, 06/15/28 (Call 03/15/28)(c)	630	580,116
9.38%, 11/30/29 (Call 11/30/25)(b)	795	860,624
9.75%, 11/15/30 (Call 11/15/26)(b)	1,068	1,181,612
TransDigm Inc.
4.63%, 01/15/29 (Call 05/31/24)	1,020	934,569
4.88%, 05/01/29 (Call 05/31/24)	766	705,469
5.50%, 11/15/27 (Call 05/31/24)	2,535	2,462,561
6.38%, 03/01/29 (Call 03/01/26)(b)	2,440	2,424,641
6.63%, 03/01/32 (Call 03/01/27)(b)	1,956	1,954,541
6.75%, 08/15/28 (Call 02/15/25)(b)	1,865	1,872,724
6.88%, 12/15/30 (Call 08/18/26)(b)	1,320	1,328,761
7.13%, 12/01/31 (Call 12/01/26)(b)	875	892,380
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(b)(c)	973	1,007,358
		159,996,904
Agriculture — 0.3%
Adecoagro SA, 6.00%, 09/21/27(d)	450	433,823
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	871	842,329
2.45%, 02/04/32 (Call 11/04/31)	1,100	868,464

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
2.63%, 09/16/26 (Call 06/16/26)	$964	$902,679
3.40%, 05/06/30 (Call 02/06/30)	1,322	1,171,942
3.40%, 02/04/41 (Call 08/04/40)	1,105	772,151
3.70%, 02/04/51 (Call 08/04/50)	1,222	803,130
3.88%, 09/16/46 (Call 03/16/46)	1,663	1,175,572
4.00%, 02/04/61 (Call 08/04/60)	518	351,770
4.25%, 08/09/42	912	710,594
4.40%, 02/14/26 (Call 12/14/25)	713	698,458
4.45%, 05/06/50 (Call 11/06/49)	537	405,014
4.50%, 05/02/43	702	562,388
4.80%, 02/14/29 (Call 11/14/28)	750	727,931
5.38%, 01/31/44	1,407	1,314,822
5.80%, 02/14/39 (Call 08/14/38)	1,992	1,942,199
5.95%, 02/14/49 (Call 08/14/48)	1,953	1,882,166
6.20%, 11/01/28 (Call 10/01/28)	385	394,427
6.88%, 11/01/33 (Call 08/01/33)	355	375,300
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(d)	800	750,598
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	1,573	1,476,413
2.70%, 09/15/51 (Call 03/15/51)	649	387,533
2.90%, 03/01/32 (Call 12/01/31)	800	667,676
3.25%, 03/27/30 (Call 12/27/29)	1,278	1,140,128
3.75%, 09/15/47 (Call 03/15/47)	597	433,653
4.02%, 04/16/43	445	345,258
4.50%, 08/15/33 (Call 05/15/33)	245	227,818
4.50%, 03/15/49 (Call 09/15/48)	385	316,465
4.54%, 03/26/42	162	139,532
5.38%, 09/15/35	275	271,077
5.94%, 10/01/32	370	383,645
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	1,583	1,391,432
2.73%, 03/25/31 (Call 12/25/30)	1,109	916,261
3.22%, 09/06/26 (Call 07/06/26)	496	469,435
3.46%, 09/06/29 (Call 06/06/29)	690	617,132
3.56%, 08/15/27 (Call 05/15/27)	941	882,680
3.73%, 09/25/40 (Call 03/25/40)	890	644,353
3.98%, 09/25/50 (Call 03/25/50)	981	684,238
4.39%, 08/15/37 (Call 02/15/37)	2,321	1,904,841
4.54%, 08/15/47 (Call 02/15/47)	1,895	1,415,408
4.70%, 04/02/27 (Call 02/02/27)	1,232	1,201,588
4.74%, 03/16/32 (Call 12/16/31)	690	643,871
4.76%, 09/06/49 (Call 03/06/49)	1,232	948,329
4.91%, 04/02/30 (Call 01/02/30)	1,194	1,143,147
5.28%, 04/02/50 (Call 10/02/49)	467	386,484
5.65%, 03/16/52 (Call 09/16/51)	575	500,594
5.83%, 02/20/31 (Call 12/20/30)	660	660,395
6.00%, 02/20/34 (Call 11/20/33)	255	253,472
6.34%, 08/02/30 (Call 06/02/30)	785	805,790
6.42%, 08/02/33 (Call 05/02/33)	1,290	1,325,871
7.08%, 08/02/43 (Call 02/02/43)	665	690,077
7.08%, 08/02/53 (Call 02/02/53)	1,045	1,094,727
7.75%, 10/19/32 (Call 07/19/32)	375	416,282
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,369	1,271,184
4.45%, 03/16/28 (Call 02/16/28)	846	809,857
5.93%, 02/02/29 (Call 01/02/29)	895	903,289
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	784	744,431
2.75%, 05/14/31 (Call 02/14/31)	805	674,773
3.25%, 08/15/26 (Call 05/15/26)	833	790,892
Security	Par (000)	Value
Agriculture (continued)
3.75%, 09/25/27 (Call 06/25/27)	$805	$761,282
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(b)	1,418	1,308,683
1.70%, 02/02/31 (Call 11/02/30)(b)	685	544,557
2.13%, 04/23/30 (Call 01/23/30)(b)	1,520	1,271,417
2.13%, 11/10/31 (Call 08/10/31)(b)	900	717,888
3.13%, 05/25/51 (Call 11/25/50)(b)	734	476,902
3.25%, 05/23/29 (Call 02/23/29)(b)	210	192,252
3.63%, 04/22/27 (Call 03/22/27)(b)	270	257,625
3.88%, 05/23/49 (Call 11/23/48)(b)(c)	345	259,719
4.00%, 06/22/32 (Call 03/22/32)(b)	460	416,081
4.38%, 04/22/52 (Call 10/22/51)(b)	610	500,378
4.50%, 06/24/26(b)	175	172,182
4.75%, 04/24/33 (Call 01/24/33)(b)	340	322,265
4.76%, 11/23/45(b)	775	675,538
4.88%, 10/10/25 (Call 09/10/25)(b)	500	496,347
5.13%, 10/11/32 (Call 07/11/32)(b)	545	531,521
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 05/13/24)(b)	442	428,519
6.00%, 06/15/30 (Call 06/15/25)(b)	880	855,985
Imperial Brands Finance PLC
3.50%, 07/26/26 (Call 05/26/26)(b)	865	821,794
3.88%, 07/26/29 (Call 04/26/29)(b)	790	724,129
4.25%, 07/21/25 (Call 04/21/25)(b)	1,363	1,335,383
6.13%, 07/27/27 (Call 06/27/27)(b)	650	655,668
IOI Investment L Bhd, 3.38%, 11/02/31 (Call 05/02/31)(d)	200	166,235
JT International Financial Services BV
2.25%, 09/14/31 (Call 06/14/31)(d)	400	320,314
6.88%, 10/24/32 (Call 07/24/32)(b)	350	377,742
MHP Lux SA, 6.95%, 04/03/26(d)	400	322,741
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	1,063	972,130
1.50%, 05/01/25 (Call 04/01/25)	465	446,858
1.75%, 11/01/30 (Call 08/01/30)	711	566,242
2.10%, 05/01/30 (Call 02/01/30)	460	380,812
2.75%, 02/25/26 (Call 11/25/25)	585	557,969
3.13%, 08/17/27 (Call 05/17/27)	250	234,158
3.13%, 03/02/28 (Call 12/02/27)	505	465,648
3.38%, 08/11/25 (Call 05/11/25)	485	472,522
3.38%, 08/15/29 (Call 05/15/29)	1,020	929,183
3.88%, 08/21/42	933	712,406
4.13%, 03/04/43	716	564,632
4.25%, 11/10/44	1,055	836,956
4.38%, 11/15/41	693	571,925
4.50%, 03/20/42	479	399,522
4.75%, 02/12/27	790	778,400
4.88%, 02/13/26	1,110	1,099,818
4.88%, 02/15/28 (Call 01/15/28)	1,675	1,646,566
4.88%, 02/13/29 (Call 01/13/29)	875	854,319
4.88%, 11/15/43	683	593,638
5.00%, 11/17/25	910	903,083
5.13%, 11/17/27 (Call 10/17/27)	799	791,506
5.13%, 02/15/30 (Call 12/15/29)	1,640	1,612,058
5.13%, 02/13/31 (Call 12/13/30)	855	831,319
5.25%, 09/07/28 (Call 08/07/28)	740	736,389
5.25%, 02/13/34 (Call 11/13/33)	940	906,808
5.38%, 02/15/33 (Call 11/15/32)	1,650	1,616,948
5.50%, 09/07/30 (Call 07/07/30)	465	463,732
5.63%, 11/17/29 (Call 09/17/29)	993	1,001,518
5.63%, 09/07/33 (Call 06/07/33)	735	730,703
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.75%, 11/17/32 (Call 08/17/32)	$1,435	$1,445,129
6.38%, 05/16/38	1,211	1,273,380
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,342	1,320,590
5.70%, 08/15/35 (Call 02/15/35)	611	586,416
5.85%, 08/15/45 (Call 02/15/45)	1,910	1,718,556
6.15%, 09/15/43	733	702,188
7.25%, 06/15/37	381	401,396
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 05/13/24)(b)(c)	230	224,798
Vector Group Ltd.
5.75%, 02/01/29 (Call 05/31/24)(b)	815	741,124
10.50%, 11/01/26 (Call 05/31/24)(b)	420	422,733
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	635	587,403
3.20%, 04/21/31 (Call 01/21/31)(b)	821	692,678
4.90%, 04/21/27 (Call 03/21/27)(b)	300	291,944
5.25%, 04/21/32 (Call 01/21/32)(b)	310	295,570
		95,360,608
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	1,095	1,039,210
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)(c)	294	274,973
Series 2020-1, Class C, 10.50%, 07/15/26(b)	280	304,680
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)(c)	562	545,421
Allegiant Travel Co., 7.25%, 08/15/27 (Call 08/15/24)(b)	520	503,086
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(b)	670	672,750
8.50%, 05/15/29 (Call 11/15/25)(b)	925	963,440
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	2,108	2,084,408
5.75%, 04/20/29(b)	2,790	2,694,548
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27(c)	173	166,818
Series 2014-1, Class A, 3.70%, 04/01/28	503	476,805
Series 2015-1, Class A, 3.38%, 11/01/28	551	516,078
Series 2015-2, Class AA, 3.60%, 03/22/29	275	256,600
Series 2016-1, Class AA, 3.58%, 07/15/29	135	125,328
Series 2016-2, Class AA, 3.20%, 12/15/29	558	509,127
Series 2016-3, Class AA, 3.00%, 04/15/30(c)	458	412,815
Series 2017-1, Class AA, 3.65%, 08/15/30	391	362,108
Series 2017-2, Class AA, 3.35%, 04/15/31	456	414,504
Series 2019-1, Class AA, 3.15%, 08/15/33	102	88,713
Series A, Class A, 2.88%, 01/11/36	1,049	874,321
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(d)	1,460	1,379,691
Azul Secured Finance LLP
10.88%, 05/28/30 (Call 05/28/26)(d)	400	325,292
11.93%, 08/28/28 (Call 02/28/26)(d)	1,000	992,516
British Airways Pass Through Trust
Class A, 2.90%, 09/15/36(b)(c)	1,207	1,022,263
Class A, 4.25%, 05/15/34(b)	555	508,584
Series 2019-1, Class AA, 3.30%, 06/15/34(b)(c)	411	365,813
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)	433	390,171
4.38%, 04/19/28 (Call 01/19/28)(c)	345	330,006
7.00%, 05/01/25(b)	1,950	1,966,742
7.38%, 01/15/26 (Call 12/15/25)	755	771,551
Security	Par (000)	Value
Airlines (continued)
Delta Air Lines Inc./SkyMiles IP Ltd.
4.50%, 10/20/25(b)	$1,222	$1,205,319
4.75%, 10/20/28(b)	1,876	1,818,201
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	71	63,633
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27(d)	600	586,749
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	121	112,954
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(b)	1,065	1,000,185
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	960	878,071
Series 2019-1, Class AA, 2.75%, 11/15/33	897	756,060
Korean Air Lines Co. Ltd., 4.75%, 09/23/25(d)	200	196,972
Latam Airlines Group SA, 13.38%, 10/15/29(d)	600	686,114
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 05/31/24)(b)	553	553,634
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	795	674,091
3.00%, 11/15/26 (Call 08/15/26)	403	377,511
3.45%, 11/16/27 (Call 08/16/27)	326	302,541
5.13%, 06/15/27 (Call 04/15/27)	1,736	1,711,650
5.25%, 05/04/25 (Call 04/04/25)	1,484	1,474,788
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29(c)	215	196,110
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/25 (Call 05/13/24)(b)	953	745,302
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	1,780	1,713,055
4.63%, 04/15/29 (Call 10/15/28)(b)	1,780	1,641,480
United Airlines Pass Through Trust
5.80%, 07/15/37	1,465	1,454,944
Series 2013-1, Class A, 4.30%, 02/15/27	407	396,786
Series 2014-1, Class A, 4.00%, 10/11/27	465	446,875
Series 2014-2, Class A, 3.75%, 03/03/28	890	847,308
Series 2016-1, Class AA, 3.10%, 01/07/30	434	393,592
Series 2016-2, Class AA, 2.88%, 04/07/30	790	709,267
Series 2018-1, Class AA, 3.50%, 09/01/31	1,026	930,413
Series 2019, Class AA, 4.15%, 02/25/33	712	655,045
Series 2019-2, Class AA, 2.70%, 11/01/33	193	164,411
Series 2020-1, 5.88%, 04/15/29	893	887,680
Series 2020-1, Class B, 4.88%, 07/15/27	408	400,335
Series A, 3.10%, 04/07/30	140	123,403
Unity 1 Sukuk Ltd., 2.39%, 11/03/25(d)	400	380,880
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(b)(c)	890	689,883
7.88%, 05/01/27 (Call 05/31/24)(b)(c)	470	418,433
9.50%, 06/01/28 (Call 06/01/25)(b)	440	393,401
		47,325,438
Apparel — 0.1%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	290	244,067
4.25%, 03/15/29 (Call 05/31/24)(b)	341	306,098
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(b)	805	778,580
9.00%, 02/15/31 (Call 02/15/26)(b)(c)	550	547,076

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	$381	$340,699
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	415	354,341
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	1,140	1,065,410
2.75%, 03/27/27 (Call 01/27/27)	707	662,528
2.85%, 03/27/30 (Call 12/27/29)	1,747	1,542,353
3.25%, 03/27/40 (Call 09/27/39)	1,480	1,132,248
3.38%, 11/01/46 (Call 05/01/46)	735	525,796
3.38%, 03/27/50 (Call 09/27/49)	1,132	800,183
3.63%, 05/01/43 (Call 11/01/42)	582	451,294
3.88%, 11/01/45 (Call 05/01/45)	1,105	868,719
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	1,022	1,005,165
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	432	377,960
3.75%, 09/15/25 (Call 07/15/25)	613	597,430
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)	180	142,827
4.13%, 07/15/27 (Call 04/15/27)	449	422,547
7.00%, 11/27/26	1,150	1,171,357
7.05%, 11/27/25	405	411,285
7.35%, 11/27/28 (Call 10/27/28)	995	1,026,303
7.70%, 11/27/30 (Call 09/27/30)	690	714,167
7.85%, 11/27/33 (Call 08/27/33)	1,145	1,197,770
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)	500	470,912
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	511	457,324
2.95%, 04/23/30 (Call 01/23/30)(c)	845	673,800
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/24)(b)	456	443,344
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(e)(f)	505	403,497
		19,135,080
Auto Manufacturers — 0.8%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	905	773,943
4.75%, 10/01/27 (Call 05/13/24)(b)	380	363,615
5.88%, 06/01/29 (Call 06/01/24)(b)	465	454,388
American Honda Finance Corp.
1.00%, 09/10/25	576	542,208
1.20%, 07/08/25	775	736,774
1.30%, 09/09/26	705	642,259
1.80%, 01/13/31	488	393,327
2.00%, 03/24/28	470	416,304
2.25%, 01/12/29	333	291,863
2.30%, 09/09/26	705	657,685
2.35%, 01/08/27	1,001	927,363
3.50%, 02/15/28	796	748,179
4.60%, 04/17/30	615	591,478
4.70%, 01/12/28	245	240,628
4.75%, 01/12/26	115	113,851
4.90%, 03/12/27	425	420,733
4.90%, 03/13/29	590	578,447
4.90%, 01/10/34	895	852,545
4.95%, 01/09/26	580	575,510
5.00%, 05/23/25	675	671,378
5.13%, 07/07/28	1,225	1,216,885
5.25%, 07/07/26	415	414,168
5.65%, 11/15/28	525	532,233
Security	Par (000)	Value
Auto Manufacturers (continued)
5.80%, 10/03/25	$1,120	$1,124,095
5.85%, 10/04/30	535	547,741
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (Call 03/15/26)(b)	875	855,352
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(b)	695	620,397
BMW U.S. Capital LLC
1.25%, 08/12/26 (Call 07/12/26)(b)	950	868,059
1.95%, 08/12/31 (Call 05/12/31)(b)	525	416,758
2.55%, 04/01/31 (Call 01/01/31)(b)	508	425,772
2.80%, 04/11/26 (Call 01/11/26)(b)	1,250	1,190,522
3.30%, 04/06/27 (Call 01/06/27)(b)	355	334,948
3.45%, 04/01/27 (Call 03/01/27)(b)	965	915,846
3.63%, 04/18/29 (Call 01/18/29)(b)	155	143,873
3.70%, 04/01/32 (Call 01/01/32)(b)	410	364,509
3.75%, 04/12/28 (Call 01/12/28)(b)	700	661,778
3.95%, 08/14/28 (Call 05/14/28)(b)	100	94,863
4.15%, 04/09/30 (Call 01/09/30)(b)	1,410	1,328,750
4.90%, 04/02/27(b)	625	618,656
4.90%, 04/02/29 (Call 03/02/29)(b)	600	587,755
5.05%, 04/02/26(b)	615	611,454
5.05%, 08/11/28 (Call 07/11/28)(b)	415	411,058
5.15%, 08/11/33 (Call 05/11/33)(b)(c)	495	483,929
5.15%, 04/02/34 (Call 01/02/34)(b)	600	577,990
5.30%, 08/11/25(b)	510	508,576
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	470	442,272
1.50%, 09/01/30 (Call 06/01/30)	1,293	1,034,413
2.60%, 09/01/50 (Call 03/01/50)	607	357,067
4.88%, 10/01/43 (Call 04/01/43)	385	348,584
4.90%, 02/20/29 (Call 01/20/29)	150	148,189
5.15%, 02/20/34 (Call 11/20/33)	390	382,441
5.45%, 02/20/54 (Call 08/20/53)	275	264,580
Daimler Trucks Finance North America LLC
2.00%, 12/14/26(b)	620	566,707
2.38%, 12/14/28(b)	575	501,708
2.50%, 12/14/31(b)	105	84,635
3.65%, 04/07/27(b)	950	901,700
5.00%, 01/15/27(b)	755	744,780
5.13%, 01/19/28(b)	760	749,699
5.15%, 01/16/26(b)	940	933,670
5.38%, 01/18/34 (Call 10/18/33)(b)	765	744,397
5.40%, 09/20/28(b)	505	502,338
5.50%, 09/20/33(b)	815	801,582
5.60%, 08/08/25(b)	365	364,147
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	2,055	1,656,329
4.35%, 12/08/26 (Call 09/08/26)	1,129	1,089,442
4.75%, 01/15/43	1,921	1,515,293
5.29%, 12/08/46 (Call 06/08/46)	1,309	1,100,916
6.10%, 08/19/32 (Call 05/19/32)(c)	1,290	1,264,581
6.63%, 10/01/28	435	447,074
7.40%, 11/01/46	347	366,735
7.45%, 07/16/31	968	1,025,691
9.63%, 04/22/30 (Call 01/22/30)	505	579,572
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	1,393	1,293,133
2.90%, 02/16/28 (Call 12/16/27)	770	684,924
2.90%, 02/10/29 (Call 12/10/28)	735	634,296
3.38%, 11/13/25 (Call 10/13/25)	1,765	1,694,825
3.63%, 06/17/31 (Call 03/17/31)	1,005	848,054
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.82%, 11/02/27 (Call 08/02/27)	$980	$907,980
4.00%, 11/13/30 (Call 08/13/30)	1,520	1,325,420
4.13%, 08/04/25	1,310	1,278,001
4.13%, 08/17/27 (Call 06/17/27)	1,113	1,045,496
4.27%, 01/09/27 (Call 11/09/26)	690	657,553
4.39%, 01/08/26	1,395	1,356,063
4.54%, 08/01/26 (Call 06/01/26)	835	807,955
4.69%, 06/09/25 (Call 04/09/25)	595	585,901
4.95%, 05/28/27 (Call 04/28/27)	1,185	1,144,639
5.11%, 05/03/29 (Call 02/03/29)	1,427	1,359,596
5.13%, 06/16/25 (Call 05/16/25)	1,340	1,325,567
5.80%, 03/05/27 (Call 02/05/27)	1,852	1,840,213
5.80%, 03/08/29 (Call 02/08/29)	650	638,779
6.05%, 03/05/31 (Call 01/05/31)	1,530	1,502,775
6.13%, 03/08/34 (Call 12/08/33)	910	884,667
6.80%, 05/12/28 (Call 04/12/28)	1,335	1,362,237
6.80%, 11/07/28 (Call 10/07/28)	770	787,222
6.95%, 03/06/26 (Call 02/06/26)	1,141	1,156,584
6.95%, 06/10/26 (Call 05/10/26)	960	974,133
7.12%, 11/07/33 (Call 08/07/33)	670	697,885
7.20%, 06/10/30 (Call 04/10/30)	700	725,238
7.35%, 11/04/27 (Call 10/04/27)	1,570	1,623,571
7.35%, 03/06/30 (Call 01/06/30)	930	967,989
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29 (Call 01/25/29)(b)	400	399,885
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	769	733,745
5.00%, 10/01/28 (Call 07/01/28)	686	670,154
5.00%, 04/01/35	988	902,819
5.15%, 04/01/38 (Call 10/01/37)	869	781,343
5.20%, 04/01/45	1,207	1,033,447
5.40%, 10/15/29 (Call 08/15/29)	805	791,748
5.40%, 04/01/48 (Call 10/01/47)	805	703,079
5.60%, 10/15/32 (Call 07/15/32)(c)	800	785,853
5.95%, 04/01/49 (Call 10/01/48)(c)	750	705,121
6.13%, 10/01/25 (Call 09/01/25)	1,170	1,174,121
6.25%, 10/02/43	1,185	1,153,793
6.60%, 04/01/36 (Call 10/01/35)	1,263	1,296,875
6.75%, 04/01/46 (Call 10/01/45)	629	646,100
6.80%, 10/01/27 (Call 08/01/27)	984	1,016,199
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)	1,220	1,134,132
1.50%, 06/10/26 (Call 05/10/26)	1,025	940,082
2.35%, 02/26/27 (Call 01/26/27)	460	420,333
2.35%, 01/08/31 (Call 10/08/30)	815	654,802
2.40%, 04/10/28 (Call 02/10/28)	942	833,188
2.40%, 10/15/28 (Call 08/15/28)	1,330	1,156,550
2.70%, 08/20/27 (Call 06/20/27)	965	880,344
2.70%, 06/10/31 (Call 03/10/31)	680	551,121
2.75%, 06/20/25 (Call 05/20/25)	938	906,118
3.10%, 01/12/32 (Call 10/12/31)	770	634,405
3.60%, 06/21/30 (Call 03/21/30)	1,075	946,307
3.85%, 01/05/28 (Call 10/05/27)	301	282,381
4.00%, 10/06/26 (Call 07/06/26)	1,062	1,020,818
4.30%, 07/13/25 (Call 04/13/25)	905	888,718
4.30%, 04/06/29 (Call 02/06/29)	855	801,704
4.35%, 01/17/27 (Call 10/17/26)	1,035	1,001,296
5.00%, 04/09/27 (Call 03/09/27)	1,365	1,341,284
5.25%, 03/01/26 (Call 12/01/25)	802	795,982
5.40%, 04/06/26	1,210	1,202,894
5.40%, 05/08/27	833	827,067
Security	Par (000)	Value
Auto Manufacturers (continued)
5.55%, 07/15/29 (Call 06/15/29)	$410	$403,734
5.65%, 01/17/29 (Call 10/17/28)	543	538,127
5.75%, 02/08/31 (Call 12/08/30)	680	671,834
5.80%, 06/23/28 (Call 05/23/28)	860	861,204
5.80%, 01/07/29 (Call 12/07/28)	995	992,491
5.85%, 04/06/30 (Call 02/06/30)	835	832,457
5.95%, 04/04/34 (Call 01/04/34)	850	831,732
6.00%, 01/09/28 (Call 12/09/27)	630	635,489
6.05%, 10/10/25	965	967,408
6.10%, 01/07/34 (Call 10/07/33)	955	948,788
6.40%, 01/09/33 (Call 10/09/32)	950	967,408
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	1,125	1,044,647
2.97%, 03/10/32 (Call 12/10/31)	648	557,051
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	181,828
Hyundai Capital America
1.30%, 01/08/26 (Call 12/08/25)(b)	1,075	996,920
1.50%, 06/15/26 (Call 05/15/26)(b)	1,030	942,289
1.65%, 09/17/26 (Call 08/17/26)(b)	875	794,408
1.80%, 10/15/25 (Call 09/15/25)(b)	935	881,887
1.80%, 01/10/28 (Call 11/08/27)(b)	898	781,078
2.00%, 06/15/28 (Call 04/15/28)(b)	1,250	1,079,163
2.10%, 09/15/28 (Call 07/17/28)(b)	620	533,442
2.38%, 10/15/27 (Call 08/15/27)(b)	455	407,789
2.75%, 09/27/26(d)	555	517,580
3.00%, 02/10/27 (Call 12/10/26)(b)	615	571,790
3.50%, 11/02/26 (Call 09/02/26)(b)	832	787,710
5.25%, 01/08/27(b)	1,010	998,350
5.30%, 03/19/27(b)	525	519,145
5.30%, 01/08/29 (Call 12/08/28)(b)	950	932,406
5.35%, 03/19/29 (Call 02/19/29)(b)	480	472,144
5.40%, 01/08/31 (Call 11/08/30)(b)	610	596,345
5.50%, 03/30/26(b)	300	298,293
5.60%, 03/30/28 (Call 02/29/28)(b)	765	760,804
5.65%, 06/26/26(b)	890	886,300
5.68%, 06/26/28 (Call 05/26/28)(b)	585	582,764
5.70%, 06/26/30 (Call 04/26/30)(b)	445	441,903
5.80%, 06/26/25(b)	285	284,801
5.80%, 04/01/30 (Call 02/01/30)(b)	320	319,706
5.95%, 09/21/26(b)	560	561,876
6.10%, 09/21/28 (Call 08/21/28)(b)	695	703,303
6.20%, 09/21/30 (Call 07/21/30)(b)	846	862,790
6.25%, 11/03/25(b)	385	386,791
6.38%, 04/08/30 (Call 01/08/30)(b)	410	420,850
6.50%, 01/16/29 (Call 12/16/28)(b)	375	386,026
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	600	553,602
2.50%, 01/24/27(d)	400	366,882
3.63%, 08/29/27(d)	400	373,538
5.13%, 02/05/27(d)	200	196,386
5.13%, 02/05/29(d)	400	387,938
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(d)	400	369,484
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(b)	440	409,184
5.50%, 07/15/29 (Call 07/15/24)(b)	390	366,716
5.88%, 01/15/28 (Call 05/31/24)(b)	420	405,960
7.75%, 10/15/25 (Call 05/13/24)(b)	630	633,434
JB Poindexter & Co. Inc., 8.75%, 12/15/31 (Call 12/15/26)(b)	550	561,790

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Kia Corp.
1.75%, 10/16/26(d)	$800	$727,246
2.75%, 02/14/27(d)	400	369,743
3.25%, 04/21/26(b)	300	285,908
Mercedes-Benz Finance North America LLC
1.45%, 03/02/26(b)	190	176,782
2.45%, 03/02/31(b)	45	37,625
2.63%, 03/10/30(b)	450	388,008
3.10%, 08/15/29(b)	858	769,062
3.30%, 05/19/25(b)	1,035	1,010,855
3.45%, 01/06/27(b)	110	104,887
3.50%, 08/03/25(b)	1,235	1,204,780
3.75%, 02/22/28(b)	1,245	1,176,251
4.30%, 02/22/29(b)	535	511,147
4.80%, 03/30/26(b)	1,280	1,264,366
4.80%, 01/11/27(b)(c)	465	458,540
4.80%, 03/30/28(b)	1,120	1,098,275
4.85%, 01/11/29(b)	790	773,236
4.90%, 01/09/26(b)	545	540,475
5.00%, 01/11/34(b)	455	434,369
5.05%, 08/03/33(b)	1,235	1,196,453
5.10%, 08/03/28(b)	1,145	1,133,419
5.20%, 08/03/26(b)(c)	665	662,269
5.25%, 11/29/27(b)	1,065	1,061,164
5.38%, 08/01/25(b)	935	933,364
5.38%, 11/26/25(b)	750	748,604
8.50%, 01/18/31	1,058	1,251,090
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26 (Call 08/16/26)(b)	1,180	1,065,796
2.00%, 03/09/26 (Call 02/09/26)(b)	1,050	970,008
2.45%, 09/15/28 (Call 07/15/28)(b)	810	688,840
2.75%, 03/09/28 (Call 01/09/28)(b)	1,249	1,093,058
6.95%, 09/15/26(b)(c)	575	585,234
7.05%, 09/15/28 (Call 08/15/28)(b)	795	816,146
Nissan Motor Co. Ltd.
3.52%, 09/17/25 (Call 08/17/25)(b)	1,650	1,589,470
4.35%, 09/17/27 (Call 07/17/27)(b)	2,525	2,374,148
4.81%, 09/17/30 (Call 06/17/30)(b)	1,703	1,548,852
PACCAR Financial Corp.
1.10%, 05/11/26	325	299,478
2.00%, 02/04/27	295	271,116
3.55%, 08/11/25	260	254,098
4.45%, 03/30/26	190	187,537
4.60%, 01/10/28	400	391,960
4.60%, 01/31/29	730	712,389
4.95%, 10/03/25	415	412,257
4.95%, 08/10/28	315	312,311
5.00%, 03/22/34	275	267,152
5.05%, 08/10/26	313	311,644
5.20%, 11/09/26	350	349,856
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 05/31/24)(b)	545	552,223
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(b)	1,480	1,334,484
2.69%, 09/15/31 (Call 06/15/31)(b)	1,010	824,593
5.63%, 01/12/28 (Call 12/12/27)(b)	550	554,332
6.38%, 09/12/32 (Call 06/12/32)(b)	220	229,849
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	959	891,097
2.36%, 03/25/31 (Call 12/25/30)	535	452,569
2.76%, 07/02/29	1,080	974,631
Security	Par (000)	Value
Auto Manufacturers (continued)
3.67%, 07/20/28	$190	$180,657
5.12%, 07/13/28 (Call 06/13/28)	540	539,911
5.12%, 07/13/33 (Call 04/13/33)(c)	285	290,534
5.28%, 07/13/26 (Call 06/13/26)	240	239,857
Toyota Motor Credit Corp.
0.80%, 10/16/25	1,140	1,068,502
0.80%, 01/09/26	495	458,987
1.13%, 06/18/26	1,225	1,121,831
1.15%, 08/13/27	180	158,117
1.65%, 01/10/31	625	496,542
1.90%, 01/13/27	865	791,701
1.90%, 04/06/28	1,115	985,911
1.90%, 09/12/31	530	420,541
2.15%, 02/13/30	617	521,505
2.40%, 01/13/32	30	24,493
3.05%, 03/22/27	1,325	1,247,495
3.05%, 01/11/28	439	407,087
3.20%, 01/11/27	861	815,991
3.38%, 04/01/30	1,561	1,412,071
3.65%, 08/18/25	465	454,759
3.65%, 01/08/29	891	832,463
3.95%, 06/30/25	445	437,665
4.05%, 10/24/25(d)(g)	510	496,127
4.45%, 05/18/26	715	703,205
4.45%, 06/29/29	605	584,798
4.55%, 09/20/27	825	806,948
4.55%, 05/17/30	625	600,982
4.63%, 01/12/28	625	613,290
4.65%, 01/05/29	715	698,405
4.70%, 01/12/33	405	386,710
4.80%, 01/05/26	415	411,554
4.80%, 01/05/34	840	798,231
5.00%, 08/14/26	1,135	1,127,413
5.10%, 03/21/31	525	517,354
5.25%, 09/11/28	595	595,151
5.40%, 11/10/25	595	595,511
5.40%, 11/20/26	710	711,141
5.45%, 11/10/27	805	810,539
5.55%, 11/20/30	360	363,536
5.60%, 09/11/25	235	235,832
Series B, 5.00%, 03/19/27	525	520,833
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(b)	1,665	1,553,923
1.63%, 11/24/27 (Call 09/24/27)(b)	1,113	972,282
3.20%, 09/26/26 (Call 07/26/26)(b)	430	406,468
3.35%, 05/13/25(b)	825	805,701
3.75%, 05/13/30(b)	145	131,661
3.95%, 06/06/25(b)	1,200	1,175,534
4.35%, 06/08/27 (Call 05/08/27)(b)	1,260	1,215,645
4.60%, 06/08/29 (Call 04/08/29)(b)	905	864,451
4.63%, 11/13/25(b)	670	658,638
4.75%, 11/13/28(b)	736	711,262
5.25%, 03/22/29 (Call 02/22/29)(b)	400	392,078
5.30%, 03/22/27(b)	400	396,631
5.40%, 03/20/26(b)	400	397,464
5.60%, 03/22/34 (Call 12/22/33)(b)	400	390,050
5.65%, 09/12/28 (Call 08/12/28)(b)	450	450,098
5.70%, 09/12/26(b)	545	544,833
5.80%, 09/12/25(b)	910	909,666
5.90%, 09/12/33 (Call 06/12/33)(b)	375	373,695
6.00%, 11/16/26(b)	455	458,900
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.20%, 11/16/28 (Call 10/16/28)(b)	$270	$275,423
6.45%, 11/16/30 (Call 09/16/30)(b)	240	248,249
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	360	323,756
		216,432,890
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 05/31/24)(b)	705	678,290
7.00%, 04/15/28 (Call 04/15/25)(b)	465	471,084
8.25%, 04/15/31 (Call 04/15/26)(b)	445	462,040
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(c)	545	490,892
6.50%, 04/01/27 (Call 05/31/24)(c)	440	434,376
6.88%, 07/01/28 (Call 05/13/24)(c)	345	342,899
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	1,480	871,914
4.35%, 03/15/29 (Call 12/15/28)	325	309,877
4.40%, 10/01/46 (Call 04/01/46)	118	88,602
5.40%, 03/15/49 (Call 09/15/48)	159	138,033
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	585	494,381
4.15%, 05/01/52 (Call 11/01/51)	1,007	725,263
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	733	671,111
4.38%, 03/15/45 (Call 09/15/44)	120	93,692
Clarios Global LP, 6.75%, 05/15/25 (Call 05/31/24)(b)	419	419,450
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 05/31/24)(b)	755	754,231
6.75%, 05/15/28 (Call 05/15/25)(b)	680	682,443
8.50%, 05/15/27 (Call 05/31/24)(b)	1,791	1,793,275
Cooper-Standard Automotive Inc., 10.63%, 05/15/27 (Call 01/31/25), (10.63% PIK)(b)(c)(h)	370	279,258
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	385	333,681
4.50%, 02/15/32 (Call 02/15/27)	340	288,081
5.38%, 11/15/27 (Call 05/13/24)	380	367,415
5.63%, 06/15/28 (Call 05/13/24)	380	366,390
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(b)	405	365,384
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)(c)	600	495,179
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)	584	560,609
5.00%, 05/31/26 (Call 05/31/24)	750	726,495
5.00%, 07/15/29 (Call 04/15/29)(c)	810	736,728
5.25%, 04/30/31 (Call 01/30/31)(c)	505	453,334
5.25%, 07/15/31 (Call 04/15/31)(c)	560	495,333
5.63%, 04/30/33 (Call 01/30/33)(c)	410	360,086
7.00%, 03/15/28	135	135,835
9.50%, 05/31/25 (Call 05/16/24)	667	669,700
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 05/13/24), (5.50% PIK)(b)(h)	445	429,833
6.00%, 05/15/27 (Call 05/13/24), (6.75% PIK)(b)(h)	300	294,695
6.38%, 05/15/29 (Call 05/31/24), (7.13% PIK)(b)(h)	385	379,392
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	345	275,326
3.50%, 05/30/30 (Call 02/28/30)	100	88,173
3.55%, 01/15/52 (Call 07/15/51)	250	163,564
Security	Par (000)	Value
Auto Parts & Equipment (continued)
3.80%, 09/15/27 (Call 06/15/27)	$242	$229,152
4.25%, 05/15/29 (Call 02/15/29)	505	473,826
5.25%, 05/15/49 (Call 11/15/48)	785	685,701
LG Energy Solution Ltd.
5.63%, 09/25/26(d)	400	397,656
5.75%, 09/25/28(d)	400	399,360
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	765	644,310
4.15%, 10/01/25 (Call 07/01/25)	620	607,939
5.05%, 03/14/29 (Call 02/14/29)	355	347,554
5.50%, 03/21/33 (Call 12/21/32)	200	199,571
5.98%, 03/21/26 (Call 05/13/24)	43	43,005
Nemak SAB de CV, 3.63%, 06/28/31(d)	600	468,909
Phinia Inc., 6.75%, 04/15/29 (Call 04/15/26)(b)	439	440,604
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 05/31/24)(b)(c)	545	468,531
SI FA Investment Ltd., 2.85%, 04/09/26(d)	200	186,748
SK On Co. Ltd., 5.38%, 05/11/26(d)	800	794,606
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(b)	1,695	1,587,736
Titan International Inc., 7.00%, 04/30/28 (Call 05/16/24)	330	318,997
Toyota Industries Corp., 3.57%, 03/16/28 (Call 12/16/27)(b)	729	679,481
ZF North America Capital Inc.
6.75%, 04/23/30 (Call 03/23/30)(b)	725	726,756
6.88%, 04/14/28 (Call 03/14/28)(b)	545	548,945
6.88%, 04/23/32 (Call 02/23/32)(b)	625	631,732
7.13%, 04/14/30 (Call 02/14/30)(b)	550	562,556
		29,630,019
Banks — 6.4%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26), (1-year CMT + 0.800%)(a)(b)	360	327,744
2.47%, 12/13/29 (Call 12/13/28), (1-year CMT + 1.100%)(a)(b)	945	815,234
3.32%, 03/13/37 (Call 12/13/31), (5-year CMT + 1.900%)(a)(b)	1,245	997,276
4.75%, 07/28/25(b)	1,250	464,282
4.80%, 04/18/26(b)	980	956,563
6.34%, 09/18/27 (Call 09/18/26), (1-year CMT + 1.650%)(a)(b)	800	807,368
6.58%, 10/13/26 (Call 10/13/25), (1-year CMT + 1.550%)(a)(b)	1,100	1,107,011
ABQ Finance Ltd.
1.88%, 09/08/25(d)	400	378,305
2.00%, 07/06/26(d)	400	368,726
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(d)	800	756,116
4.50%, 09/14/27(d)	600	580,321
5.38%, 07/18/28(d)	200	199,131
5.50%, 01/12/29(d)	400	399,434
8.00%, (Call 11/27/28), (5-year CMT + 3.524%)(a)(d)(i)	600	640,612
Access Bank PLC, 6.13%, 09/21/26(d)	400	370,785
Adib Capital Invest 3 Ltd., 7.25%, (Call 07/18/28), (5-year CMT + 3.059%)(a)(d)(i)	800	838,869
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(d)	400	403,992
Agricultural Bank of China Ltd./Hong Kong
1.20%, 10/22/25(d)	400	374,765
2.25%, 03/01/27(d)	200	184,229

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(d)	$800	$745,480
2.00%, 01/18/27(d)	400	367,041
Agricultural Bank of China Ltd./Singapore, 1.25%, 03/02/26(d)	600	556,676
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26), (5-year CMT + 3.011%)(a)(d)(i)	600	556,580
AIB Group PLC
5.87%, 03/28/35 (Call 03/28/34), (1-day SOFR +1.910%)(a)(b)	855	827,641
6.61%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.330%)(a)(b)	565	577,072
7.58%, 10/14/26 (Call 10/14/25), (1-day SOFR + 3.456%)(a)(b)	500	510,339
Akbank TAS
6.80%, 02/06/26(d)	400	400,879
6.80%, 06/22/31 (Call 06/22/26), (5-year CMT + 6.015%)(a)(d)	400	390,623
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(d)	900	876,971
5.05%, 03/12/29(d)	800	781,528
Alinma Tier 1 Sukuk Ltd., 6.50%, (Call 03/06/29), (5-year CMT + 2.201%)(a)(d)(i)	800	804,656
ANB Sukuk Ltd., 3.33%, 10/28/30 (Call 10/28/25), (5-year CMT + 2.974%)(a)(d)	600	572,128
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32 (Call 08/11/27), (5-year CMT + 2.700%)(a)(b)	425	420,252
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	355	324,162
2.55%, 02/13/30(b)	165	140,800
3.45%, 07/17/27(b)	659	617,775
3.45%, 01/21/28(b)	594	553,425
5.36%, 08/14/28(b)	865	861,600
ASB Bank Ltd.
1.63%, 10/22/26(b)	570	517,990
5.28%, 06/17/32 (Call 06/17/27), (5-year CMT + 2.250%)(a)(b)	615	599,509
5.35%, 06/15/26(b)	400	397,925
5.40%, 11/29/27(b)	415	412,017
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	600	556,670
Australia & New Zealand Banking Group Ltd.
2.57%, 11/25/35 (Call 11/25/30), (5-year CMT + 1.700%)(a)(b)	2,905	2,327,533
2.95%, 07/22/30 (Call 07/22/25), (5-year CMT + 1.288%)(a)(b)	1,884	1,809,444
3.70%, 11/16/25	435	423,964
4.40%, 05/19/26(b)	700	678,757
5.38%, 07/03/25	885	883,598
5.73%, 09/18/34 (Call 09/18/29), (5-year CMT + 1.618%)(a)(b)	255	248,700
6.74%, 12/08/32(b)	700	733,103
Australia & New Zealand Banking Group Ltd./New York
4.75%, 01/18/27	1,180	1,164,339
5.00%, 03/18/26	750	744,683
5.67%, 10/03/25	1,240	1,243,692
Banc of California, 3.25%, 05/01/31 (Call 05/01/26), (3-mo. SOFR + 2.520%)(a)(c)	324	296,782
Banco BBVA Peru SA, 6.20%, 06/07/34 (Call 03/07/29), (5-year CMT + 2.002%)(a)(d)	200	197,364
Security	Par (000)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	$2,175	$2,038,877
5.38%, 03/13/29	400	395,666
5.86%, 09/14/26 (Call 09/14/25), (1-year CMT + 2.300%)(a)	800	797,659
6.03%, 03/13/35 (Call 03/13/34), (1-year CMT + 1.950%)(a)	400	392,095
6.14%, 09/14/28 (Call 09/14/27), (1-year CMT + 2.700%)(a)	400	404,140
7.88%, 11/15/34 (Call 11/15/33), (1-year CMT + 3.300%)(a)	650	697,439
Banco Bradesco SA/Cayman Islands, 4.38%, 03/18/27(d)	400	384,426
Banco de Bogota SA, 6.25%, 05/12/26(d)	1,000	983,368
Banco de Chile, 2.99%, 12/09/31(d)	400	336,469
Banco de Credito del Peru SA
3.13%, 07/01/30 (Call 07/01/25), (5-year CMT + 3.000%)(a)(d)	800	759,723
3.25%, 09/30/31 (Call 09/30/26), (5-year CMT + 2.450%)(a)(c)(d)	1,100	1,004,758
5.85%, 01/11/29 (Call 12/11/28)(d)	200	197,535
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(c)(d)	400	333,178
3.50%, 10/12/27(d)	600	559,131
8.75%, (Call 02/08/29), (5-year CMT + 4.944%)(a)(d)(i)	400	409,010
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	600	563,289
4.88%, 01/11/29(d)	400	378,843
6.00%, 03/18/31(b)	600	581,382
6.00%, 03/18/31(d)	200	193,794
6.25%, 04/18/30(d)	800	792,289
Banco General SA, 4.13%, 08/07/27(d)	400	376,161
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(d)	600	571,890
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(d)	300	281,072
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(d)	800	705,815
4.38%, 10/14/25(d)	600	587,150
Banco Nacional de Panama, 2.50%, 08/11/30 (Call 05/11/30)(d)	800	601,383
Banco Santander Chile, 3.18%, 10/26/31 (Call 07/28/31)(d)	500	427,664
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(a)	1,008	912,726
1.85%, 03/25/26	963	894,170
2.75%, 05/28/25	1,418	1,373,179
2.75%, 12/03/30	1,080	877,177
2.96%, 03/25/31(c)	475	397,314
3.23%, 11/22/32 (Call 08/22/31), (1-year CMT + 1.600%)(a)	625	505,303
3.31%, 06/27/29	1,053	942,781
3.49%, 05/28/30	1,155	1,016,124
3.80%, 02/23/28	987	918,904
4.18%, 03/24/28 (Call 03/24/27), (1-year CMT + 2.000%)(a)	805	766,081
4.25%, 04/11/27	1,710	1,638,819
4.38%, 04/12/28	1,505	1,427,411
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.15%, 08/18/25	$805	$795,900
5.18%, 11/19/25	1,440	1,420,399
5.29%, 08/18/27	805	794,248
5.54%, 03/14/30 (Call 03/14/29), (1-year CMT + 1.450%)(a)	725	711,093
5.55%, 03/14/28 (Call 03/14/27), (1-year CMT + 1.250%)(a)	1,200	1,185,226
5.59%, 08/08/28	1,200	1,192,801
6.35%, 03/14/34	725	708,167
6.53%, 11/07/27 (Call 11/07/26), (1-year CMT + 1.650%)(a)	1,150	1,168,950
6.61%, 11/07/28	800	829,680
6.92%, 08/08/33	1,730	1,769,124
6.94%, 11/07/33	1,300	1,391,434
Banco Votorantim SA, 4.38%, 07/29/25(d)	400	388,705
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(d)	800	652,579
3.73%, 09/25/34 (Call 09/25/29), (5-year CMT + 1.900%)(a)(d)	1,200	1,043,437
4.30%, 06/15/27 (Call 05/15/27)(d)	800	769,607
4.45%, 09/19/28(d)	500	477,685
5.30%, 09/21/28 (Call 08/21/28)(d)	400	394,665
5.50%, 09/21/33 (Call 06/21/33)(d)	555	540,839
9.03%, 03/15/29(b)	425	477,649
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	185,523
4.75%, 05/13/25(d)	600	593,335
5.50%, 04/04/26(d)	200	198,850
Bank Muscat SAOG, 4.75%, 03/17/26(d)	400	388,503
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	400	378,037
4.30%, (Call 03/24/27), (5-year CMT + 3.466%)(a)(d)(i)	600	549,866
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (1-day SOFR + 1.010%)(a)	2,278	2,127,869
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(a)	2,479	2,355,867
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(a)	3,662	3,358,582
1.90%, 07/23/31 (Call 07/23/30), (1-day SOFR + 1.530%)(a)	1,897	1,518,822
1.92%, 10/24/31 (Call 10/24/30), (1-day SOFR + 1.370%)(a)	2,000	1,589,700
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(a)	1,603	1,394,473
2.30%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.220%)(a)	3,150	2,509,955
2.48%, 09/21/36 (Call 09/21/31), (5-year CMT + 1.200%)(a)	3,190	2,494,255
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(a)	2,923	2,458,465
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(a)	2,853	2,626,756
2.57%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.210%)(a)	2,603	2,100,133
2.59%, 04/29/31 (Call 04/29/30), (1-day SOFR + 2.150%)(a)	2,453	2,060,780
2.68%, 06/19/41 (Call 06/19/40), (1-day SOFR + 1.930%)(a)	4,267	2,885,041
Security	Par (000)	Value
Banks (continued)
2.69%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.320%)(a)	$3,865	$3,186,691
2.83%, 10/24/51 (Call 10/24/50), (1-day SOFR + 1.880%)(a)	1,430	869,286
2.88%, 10/22/30 (Call 10/22/29), (3-mo. SOFR + 1.452%)(a)	1,557	1,353,766
2.97%, 02/04/33 (Call 02/04/32), (1-day SOFR + 1.330%)(a)	3,365	2,774,110
2.97%, 07/21/52 (Call 07/21/51), (1-day SOFR + 1.560%)(a)	2,059	1,294,984
3.19%, 07/23/30 (Call 07/23/29), (3-mo. SOFR + 1.442%)(a)	1,943	1,725,412
3.25%, 10/21/27 (Call 10/21/26)	2,098	1,963,527
3.31%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.580%)(a)	3,466	2,546,149
3.42%, 12/20/28 (Call 12/20/27), (3-mo. SOFR + 1.302%)(a)	5,410	5,012,482
3.50%, 04/19/26	1,646	1,587,562
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(a)	2,042	1,959,438
3.59%, 07/21/28 (Call 07/21/27), (3-mo. SOFR + 1.632%)(a)	1,981	1,861,420
3.71%, 04/24/28 (Call 04/24/27), (3-mo. SOFR + 1.774%)(a)	1,804	1,707,923
3.82%, 01/20/28 (Call 01/20/27), (3-mo. SOFR + 1.837%)(a)	2,192	2,090,811
3.85%, 03/08/37 (Call 03/08/32), (5-year CMT + 2.000%)(a)	1,195	1,028,868
3.88%, 08/01/25	1,336	1,309,542
3.95%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.452%)(a)	1,358	1,044,064
3.97%, 03/05/29 (Call 03/05/28), (3-mo. SOFR + 1.332%)(a)	2,226	2,095,338
3.97%, 02/07/30 (Call 02/07/29), (3-mo. SOFR + 1.472%)(a)	2,841	2,639,063
4.08%, 04/23/40 (Call 04/23/39), (3-mo. SOFR + 1.582%)(a)	1,668	1,374,703
4.08%, 03/20/51 (Call 03/20/50), (3-mo. SOFR + 3.412%)(a)	4,602	3,561,855
4.24%, 04/24/38 (Call 04/24/37), (3-mo. SOFR + 2.076%)(a)	2,262	1,946,682
4.25%, 10/22/26	1,688	1,633,416
4.27%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.572%)(a)	3,362	3,188,852
4.33%, 03/15/50 (Call 03/15/49), (3-mo. SOFR + 1.782%)(a)	2,376	1,918,516
4.38%, 04/27/28 (Call 04/27/27), (1-day SOFR + 1.580%)(a)	1,860	1,797,526
4.44%, 01/20/48 (Call 01/20/47), (3-mo. SOFR + 2.252%)(a)	1,924	1,582,611
4.45%, 03/03/26	1,631	1,597,314
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(a)	3,108	2,866,950
4.83%, 07/22/26 (Call 07/22/25), (1-day SOFR + 1.750%)(a)	1,840	1,816,158
4.88%, 04/01/44	615	547,453
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(a)	2,080	2,040,082
5.00%, 01/21/44	2,320	2,132,486
5.02%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.160%)(a)	4,080	3,896,531

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.08%, 01/20/27 (Call 01/20/26), (1-day SOFR + 1.290%)(a)	$2,760	$2,730,790
5.20%, 04/25/29 (Call 04/25/28), (1-day SOFR + 1.630%)(a)	3,555	3,501,285
5.29%, 04/25/34 (Call 04/25/33), (1-day SOFR + 1.910%)(a)	3,995	3,847,976
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(a)	4,325	4,204,135
5.82%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.570%)(a)	1,450	1,458,498
5.87%, 09/15/34 (Call 09/15/33), (1-day SOFR + 1.840%)(a)	3,365	3,375,375
5.88%, 02/07/42	1,479	1,512,152
5.93%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.340%)(a)	1,235	1,240,900
6.11%, 01/29/37	2,072	2,108,946
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(a)	1,845	1,883,190
6.22%, 09/15/26	610	616,752
7.75%, 05/14/38	1,765	2,060,771
Series L, 4.18%, 11/25/27 (Call 11/25/26)	2,230	2,131,765
Series L, 4.75%, 04/21/45	603	526,335
Series N, 1.66%, 03/11/27 (Call 03/11/26), (1-day SOFR + 0.910%)(a)	2,049	1,901,325
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(a)	2,857	2,354,879
Series N, 3.48%, 03/13/52 (Call 03/13/51), (1-day SOFR + 1.650%)(a)	1,095	762,649
Bank of America NA
5.53%, 08/18/26 (Call 07/17/26)	1,665	1,669,012
5.65%, 08/18/25 (Call 07/18/25)	1,900	1,903,044
6.00%, 10/15/36	1,555	1,578,911
Bank of China Ltd., 3.50%, 04/20/27(d)	200	190,436
Bank of China Ltd./Hong Kong
1.25%, 06/24/25(d)	400	380,721
3.63%, 04/17/29(d)	400	369,260
3.88%, 06/30/25(d)	800	783,665
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	1,600	1,478,841
Bank of China Ltd./New York, 4.63%, 06/26/26(d)	200	196,655
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(d)(i)	2,600	2,520,132
Bank of Communications Co. Ltd./Hong Kong
1.20%, 09/10/25(d)	800	753,619
4.88%, 02/28/26(d)	200	197,749
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26), (5-year CMT + 1.400%)(a)(d)	850	789,855
Bank of East Asia Ltd. (The)
4.00%, 05/29/30 (Call 05/29/25), (5-year CMT + 3.750%)(a)(d)	600	580,901
4.88%, 04/22/32 (Call 04/22/27), (5-year CMT + 2.300%)(a)(d)	500	466,283
6.75%, 03/15/27 (Call 03/15/26), (1-year CMT + 2.100%)(a)(d)	500	501,925
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26), (1-year CMT + 1.100%)(a)(b)	225	204,765
5.60%, 03/20/30 (Call 03/20/29), (1-day SOFR +1.620%)(a)(b)	430	421,097
Security	Par (000)	Value
Banks (continued)
6.25%, 09/16/26 (Call 09/16/25), (1-year CMT + 2.650%)(a)(b)	$1,160	$1,162,683
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (1-day SOFR + 0.603%)(a)	1,410	1,304,393
1.25%, 09/15/26	1,300	1,178,474
1.85%, 05/01/25	862	830,851
2.65%, 03/08/27	900	834,667
3.09%, 01/10/37 (Call 01/10/32), (5-year CMT + 1.400%)(a)	725	575,821
3.70%, 06/07/25	315	308,563
3.80%, 12/15/32 (Call 12/15/27), (5-year USD Swap + 1.432%)(a)	761	704,364
5.20%, 02/01/28 (Call 01/01/28)	1,100	1,093,035
5.27%, 12/11/26	985	979,256
5.30%, 06/05/26	655	652,472
5.72%, 09/25/28 (Call 08/25/28)	1,905	1,925,026
5.92%, 09/25/25	375	376,767
Series H, 4.70%, 09/14/27 (Call 08/14/27)	825	806,814
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)	555	512,347
1.05%, 10/15/26 (Call 09/15/26)	547	493,862
1.65%, 07/14/28 (Call 05/14/28)	780	676,926
1.65%, 01/28/31 (Call 10/28/30)	780	622,932
1.80%, 07/28/31 (Call 04/28/31)	825	648,303
2.05%, 01/26/27 (Call 12/26/26)	610	561,386
2.45%, 08/17/26 (Call 05/17/26)	624	585,828
2.50%, 01/26/32 (Call 10/26/31)	875	716,298
2.80%, 05/04/26 (Call 02/04/26)	497	472,964
3.00%, 10/30/28 (Call 07/30/28)	958	867,104
3.25%, 05/16/27 (Call 02/16/27)	713	673,575
3.30%, 08/23/29 (Call 05/23/29)	1,118	1,006,438
3.40%, 01/29/28 (Call 10/29/27)	944	883,710
3.44%, 02/07/28 (Call 02/07/27), (3-mo. SOFR + 1.331%)(a)	1,228	1,166,091
3.85%, 04/28/28	1,365	1,301,613
3.85%, 04/26/29 (Call 02/26/29)	1,445	1,358,234
3.95%, 11/18/25 (Call 10/18/25)	580	566,686
3.99%, 06/13/28 (Call 06/13/27), (1-day SOFR + 1.151%)(a)	682	654,502
4.29%, 06/13/33 (Call 06/13/32), (1-day SOFR + 1.418%)(a)	820	752,887
4.41%, 07/24/26 (Call 07/24/25), (1-day SOFR + 1.345%)(a)	155	152,665
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(a)	590	572,272
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(a)	145	139,437
4.71%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.511%)(a)	555	520,040
4.95%, 04/26/27 (Call 04/26/26), (1-day SOFR + 1.026%)(a)	892	883,726
4.97%, 04/26/34 (Call 04/26/33), (1-day SOFR + 1.606%)(a)	750	714,701
4.98%, 03/14/30 (Call 03/14/29), (1-day SOFR +1.085%)(a)	1,510	1,478,236
5.15%, 05/22/26 (Call 05/22/25), (1-day SOFR + 1.067%)(a)	685	681,107
5.19%, 03/14/35 (Call 03/14/34), (1-day SOFR +1.418%)(a)	1,265	1,219,926
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 10/25/28 (Call 10/25/27), (1-day SOFR + 1.802%)(a)	$480	$486,436
5.83%, 10/25/33 (Call 10/25/32), (1-day SOFR + 2.074%)(a)	1,390	1,412,969
6.32%, 10/25/29 (Call 10/25/28), (1-day SOFR + 1.598%)(a)	550	568,302
6.47%, 10/25/34 (Call 10/25/33), (1-day SOFR + 1.845%)(a)	600	633,089
Series J, 1.90%, 01/25/29 (Call 11/25/28)	905	781,417
Bank of New Zealand
2.29%, 01/27/27(b)	375	343,517
2.87%, 01/27/32(b)	343	281,439
4.85%, 02/07/28(b)	475	463,601
5.08%, 01/30/29(b)	1,530	1,500,147
Bank of Nova Scotia (The)
1.05%, 03/02/26	1,040	959,452
1.30%, 06/11/25	1,045	997,218
1.30%, 09/15/26 (Call 06/15/26)	1,225	1,110,964
1.35%, 06/24/26	710	651,092
1.95%, 02/02/27	805	733,976
2.15%, 08/01/31	780	625,049
2.45%, 02/02/32	835	670,096
2.70%, 08/03/26	1,063	999,814
2.95%, 03/11/27	184	172,072
4.50%, 12/16/25	1,340	1,310,410
4.59%, 05/04/37 (Call 02/04/32), (5-year CMT + 2.050%)(a)	535	472,058
4.75%, 02/02/26	1,035	1,021,320
4.85%, 02/01/30	1,135	1,099,268
5.25%, 06/12/28	960	952,576
5.35%, 12/07/26	980	974,897
5.45%, 06/12/25	510	508,846
5.65%, 02/01/34	1,070	1,065,361
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (3-mo. SOFR + 2.090%)(a)	170	139,731
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	760	739,758
5.13%, 06/11/30 (Call 03/11/30)	545	490,128
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	700	637,454
4.52%, 07/13/25(b)	660	650,676
4.75%, 07/13/27(b)	325	317,135
4.94%, 01/26/26(b)	1,330	1,314,067
5.09%, 01/23/27(b)	1,790	1,769,157
5.79%, 07/13/28(b)	625	630,087
5.90%, 07/13/26(b)	740	743,809
Banque Saudi Fransi, 4.75%, 05/31/28(d)	800	778,887
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26), (1-year CMT + 1.050%)(a)	1,360	1,241,677
2.65%, 06/24/31 (Call 06/24/30), (1-year CMT + 1.900%)(a)	703	580,384
2.67%, 03/10/32 (Call 03/10/31), (1-year CMT + 1.200%)(a)	585	474,317
2.85%, 05/07/26 (Call 05/07/25), (1-day SOFR + 2.714%)(a)	1,905	1,845,586
2.89%, 11/24/32 (Call 11/24/31), (1-year CMT + 1.300%)(a)	825	667,807
3.33%, 11/24/42 (Call 11/24/41), (1-year CMT + 1.300%)(a)	1,610	1,125,859
Security	Par (000)	Value
Banks (continued)
3.56%, 09/23/35 (Call 09/23/30), (5-year CMT + 2.900%)(a)	$955	$810,428
3.81%, 03/10/42 (Call 03/10/41), (1-year CMT + 1.700%)(a)	317	235,456
4.34%, 01/10/28 (Call 01/10/27)	1,434	1,362,394
4.38%, 01/12/26	2,519	2,460,311
4.84%, 05/09/28 (Call 05/07/27)	1,808	1,723,985
4.95%, 01/10/47	1,877	1,634,409
4.97%, 05/16/29 (Call 05/16/28), (3-mo. LIBOR US + 1.902%)(a)	1,680	1,620,562
5.09%, 06/20/30 (Call 06/20/29), (3-mo. LIBOR US + 3.054%)(a)	1,380	1,303,971
5.20%, 05/12/26	1,970	1,933,180
5.25%, 08/17/45	1,405	1,288,868
5.30%, 08/09/26 (Call 08/09/25), (1-year CMT + 2.300%)(a)	640	634,338
5.50%, 08/09/28 (Call 08/09/27), (1-year CMT + 2.650%)(a)	1,470	1,448,685
5.67%, 03/12/28 (Call 03/12/27), (1-day SOFR +1.490%)(a)	805	798,645
5.69%, 03/12/30 (Call 03/12/29), (1-day SOFR +1.740%)(a)	1,155	1,140,517
5.75%, 08/09/33 (Call 08/09/32), (1-year CMT + 3.000%)(a)	900	878,589
5.83%, 05/09/27 (Call 05/09/26), (1-day SOFR + 2.210%)(a)	1,500	1,494,857
6.04%, 03/12/55 (Call 03/12/54), (1-day SOFR +2.420%)(a)	300	297,699
6.22%, 05/09/34 (Call 05/09/33), (1-day SOFR + 2.980%)(a)	1,470	1,473,452
6.49%, 09/13/29 (Call 09/13/28), (1-day SOFR + 2.220%)(a)	990	1,011,717
6.50%, 09/13/27 (Call 09/13/26), (1-day SOFR + 1.880%)(a)	1,040	1,051,834
6.69%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.620%)(a)	1,430	1,479,706
7.12%, 06/27/34 (Call 06/27/33), (1-day SOFR + 3.570%)(a)	1,315	1,358,735
7.33%, 11/02/26 (Call 11/02/25), (1-year CMT + 3.050%)(a)	910	926,716
7.39%, 11/02/28 (Call 11/02/27), (1-year CMT + 3.300%)(a)	985	1,029,103
7.44%, 11/02/33 (Call 11/02/32), (1-year CMT + 3.500%)(a)	1,845	1,996,091
BBVA Bancomer SA/Texas
1.88%, 09/18/25(d)	600	568,772
8.13%, 01/08/39 (Call 01/08/34), (5-year CMT + 4.214%)(a)(b)	200	202,365
BDO Unibank Inc., 2.13%, 01/13/26(d)	600	564,687
BNG Bank NV, 2.38%, 03/16/26(b)(c)	265	251,712
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (1-day SOFR + 1.004%)(a)(b)	1,955	1,811,572
1.68%, 06/30/27 (Call 06/30/26), (1-day SOFR + 0.912%)(a)(b)	920	843,649
1.90%, 09/30/28 (Call 09/30/27), (1-day SOFR + 1.609%)(a)(b)	2,600	2,287,426
2.16%, 09/15/29 (Call 09/15/28), (1-day SOFR + 1.218%)(a)(b)	515	441,654
2.22%, 06/09/26 (Call 06/09/25), (1-day SOFR + 2.074%)(a)(b)	1,895	1,820,020

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.59%, 01/20/28 (Call 01/20/27), (1-day SOFR + 1.228%)(a)(b)	$575	$527,923
2.59%, 08/12/35 (Call 08/12/30), (5-year CMT + 2.050%)(a)(b)	2,510	2,020,655
2.82%, 01/26/41(b)(c)	590	387,827
2.87%, 04/19/32 (Call 04/19/31), (1-day SOFR + 1.387%)(a)(b)	1,463	1,206,131
3.05%, 01/13/31 (Call 01/13/30), (1-day SOFR + 1.507%)(a)(b)	1,765	1,519,608
3.13%, 01/20/33 (Call 01/20/32), (1-day SOFR + 1.561%)(a)(b)	818	677,107
3.50%, 11/16/27(b)	425	394,920
4.38%, 09/28/25(b)	755	737,265
4.38%, 05/12/26(b)	1,295	1,254,495
4.38%, 03/01/33 (Call 03/01/28), (5-year USD Swap + 1.483%)(a)(b)	923	861,081
4.40%, 08/14/28(b)	895	850,389
4.63%, 03/13/27(b)	555	536,253
5.13%, 01/13/29 (Call 01/13/28), (1-year CMT + 1.450%)(a)(b)	2,210	2,177,146
5.18%, 01/09/30 (Call 01/09/29), (1-day SOFR + 1.520%)(a)(b)	2,595	2,548,650
5.20%, 01/10/30 (Call 01/10/29), (3-mo. SOFR + 2.829%)(a)(b)(c)	1,233	1,203,879
5.34%, 06/12/29 (Call 06/12/28), (1-year CMT + 1.500%)(a)(b)	800	791,935
5.50%, 05/20/30 (Call 05/20/29), (1-day SOFR + 1.590%)(a)(b)(c)	800	786,006
5.74%, 02/20/35 (Call 02/20/34), (1-day SOFR + 1.880%)(a)(b)	2,215	2,163,740
5.89%, 12/05/34 (Call 12/05/33), (1-day SOFR + 1.866%)(a)(b)	2,060	2,081,489
BOS Funding Ltd., 7.00%, 03/14/28(d)	400	412,513
Boubyan Sukuk Ltd., 3.39%, 03/29/27(d)	400	376,250
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26), (5-year USD Swap + 2.896%)(a)(d)(i)	400	369,542
BPCE SA
1.00%, 01/20/26(b)	720	666,319
1.65%, 10/06/26 (Call 10/06/25), (1-day SOFR + 1.520%)(a)(b)	2,175	2,039,827
2.05%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.087%)(a)(b)	1,140	1,036,009
2.28%, 01/20/32 (Call 01/20/31), (1-day SOFR + 1.312%)(a)(b)	2,155	1,706,273
2.70%, 10/01/29(b)	721	625,131
3.12%, 10/19/32 (Call 10/19/31), (1-day SOFR + 1.730%)(a)(b)	775	622,521
3.25%, 01/11/28(b)	900	828,873
3.38%, 12/02/26	1,381	1,317,054
3.50%, 10/23/27(b)	800	741,207
3.58%, 10/19/42 (Call 10/19/41), (1-day SOFR + 1.952%)(a)(b)	660	459,060
3.65%, 01/14/37 (Call 01/14/32), (5-year CMT + 1.900%)(a)(b)	820	667,340
4.63%, 09/12/28(b)	516	496,630
4.75%, 07/19/27(b)(c)	1,255	1,222,026
4.88%, 04/01/26(b)	805	787,366
5.10%, 01/26/26(b)	155	153,616
5.13%, 01/18/28(b)	1,890	1,857,443
5.20%, 01/18/27(b)	1,035	1,024,924
Security	Par (000)	Value
Banks (continued)
5.72%, 01/18/30 (Call 01/18/29), (1-year CMT + 1.959%)(a)(b)	$1,240	$1,225,604
5.75%, 07/19/33 (Call 07/19/32), (1-day SOFR + 2.865%)(a)(b)	680	662,874
5.98%, 01/18/27 (Call 01/18/26), (1-day SOFR + 2.10%)(a)(b)	1,360	1,357,739
6.51%, 01/18/35 (Call 01/18/34), (1-year CMT + 2.791%)(a)(b)	385	381,174
6.61%, 10/19/27 (Call 10/19/26), (1-day SOFR + 1.980%)(a)(b)	950	960,753
6.71%, 10/19/29 (Call 10/19/28), (1-day SOFR + 2.270%)(a)(b)	1,000	1,029,428
7.00%, 10/19/34 (Call 10/19/33), (1-day SOFR + 2.590%)(a)(b)	780	820,898
BSF Finance, 5.50%, 11/23/27(d)	600	599,329
BSF Sukuk Ltd., 5.00%, 01/25/29(d)	600	587,740
Burgan Bank SAK, 2.75%, 12/15/31 (Call 09/15/26), (5-year CMT + 2.229%)(a)(d)	600	519,597
CaixaBank SA
5.67%, 03/15/30 (Call 03/15/29), (1-day SOFR +1.780%)(a)(b)	625	614,481
6.04%, 06/15/35 (Call 06/15/34), (1-day SOFR +2.260%)(a)(b)	470	459,414
6.21%, 01/18/29 (Call 01/18/28), (1-day SOFR + 2.700%)(a)(b)	695	699,169
6.68%, 09/13/27 (Call 09/13/26), (1-day SOFR + 2.080%)(a)(b)	330	334,460
6.84%, 09/13/34 (Call 09/13/33), (1-day SOFR + 2.770%)(a)(b)	585	604,561
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	725	678,449
1.25%, 06/22/26 (Call 05/22/26)	1,148	1,051,190
3.45%, 04/07/27 (Call 03/07/27)	290	274,845
3.60%, 04/07/32 (Call 03/07/32)	405	354,292
3.95%, 08/04/25	520	509,317
5.00%, 04/28/28 (Call 03/28/28)	600	588,192
5.26%, 04/08/29 (Call 03/08/29)	450	443,315
5.62%, 07/17/26	250	250,356
5.93%, 10/02/26	730	736,339
5.99%, 10/03/28 (Call 09/03/28)	375	381,236
6.09%, 10/03/33 (Call 07/03/33)	1,540	1,567,100
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	379,602
2.00%, 05/12/26(d)	600	555,906
China Citic Bank Corp. Ltd/London, 1.25%, 02/02/26(d)	200	185,760
China CITIC Bank International Ltd., 6.00%, 12/05/33 (Call 12/05/28), (5-year CMT + 1.650%)(a)(d)	500	508,963
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25), (5-year CMT + 2.150%)(a)(d)	2,250	2,167,499
2.85%, 01/21/32 (Call 01/21/27), (5-year CMT + 1.400%)(a)(d)	2,600	2,433,290
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(d)	1,000	946,956
1.46%, 04/22/26(d)	1,000	926,686
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(d)	400	392,806
China Development Bank
3.38%, 01/24/27(d)	800	767,216
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.00%, 01/24/37(d)	$600	$540,559
China Everbright Bank Co. Ltd./Hong Kong, 4.99%, 03/02/26(d)	200	399,040
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	1,000	940,694
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	181,639
CIMB Bank Bhd, 2.13%, 07/20/27(d)	400	359,806
Citibank NA
5.44%, 04/30/26 (Call 03/30/26)	2,000	1,997,719
5.49%, 12/04/26 (Call 11/04/26)	1,765	1,766,636
5.57%, 04/30/34 (Call 03/30/34)	1,635	1,631,239
5.80%, 09/29/28 (Call 08/29/28)	1,590	1,619,178
5.86%, 09/29/25 (Call 08/29/25)	1,515	1,523,861
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (1-day SOFR + 0.765%)(a)	2,135	1,970,170
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(a)	2,068	1,893,424
2.52%, 11/03/32 (Call 11/03/31), (1-day SOFR + 1.177%)(a)	1,585	1,269,927
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(a)	2,119	1,727,104
2.57%, 06/03/31 (Call 06/03/30), (1-day SOFR + 2.107%)(a)	2,665	2,228,156
2.67%, 01/29/31 (Call 01/29/30), (1-day SOFR + 1.146%)(a)	2,010	1,706,450
2.90%, 11/03/42 (Call 11/03/41), (1-day SOFR + 1.379%)(a)	752	513,214
2.98%, 11/05/30 (Call 11/05/29), (1-day SOFR + 1.422%)(a)	1,444	1,257,536
3.06%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.351%)(a)	2,251	1,864,232
3.07%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.280%)(a)	1,980	1,846,618
3.20%, 10/21/26 (Call 07/21/26)	2,527	2,385,854
3.40%, 05/01/26	1,842	1,767,492
3.52%, 10/27/28 (Call 10/27/27), (3-mo. SOFR + 1.412%)(a)	2,598	2,422,695
3.67%, 07/24/28 (Call 07/24/27), (3-mo. SOFR + 1.652%)(a)	1,926	1,813,711
3.70%, 01/12/26	1,752	1,698,161
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(a)	2,285	1,986,964
3.88%, 01/24/39 (Call 01/24/38), (3-mo. SOFR + 1.430%)(a)	1,197	978,015
3.89%, 01/10/28 (Call 01/10/27), (3-mo. SOFR + 1.825%)(a)	1,784	1,705,448
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(a)	1,915	1,774,035
4.08%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.454%)(a)	1,549	1,463,139
4.13%, 07/25/28	1,345	1,265,796
4.28%, 04/24/48 (Call 04/24/47), (3-mo. SOFR + 2.101%)(a)	1,571	1,271,247
4.30%, 11/20/26	913	884,519
4.40%, 06/10/25	2,239	2,205,166
4.41%, 03/31/31 (Call 03/31/30), (1-day SOFR + 3.914%)(a)	3,198	2,982,233
4.45%, 09/29/27	2,106	2,026,048
4.60%, 03/09/26	1,435	1,404,894
Security	Par (000)	Value
Banks (continued)
4.65%, 07/30/45	$1,031	$882,551
4.65%, 07/23/48 (Call 06/23/48)	2,761	2,359,069
4.66%, 05/24/28 (Call 05/24/27), (1-day SOFR + 1.887%)(a)	1,085	1,057,442
4.75%, 05/18/46	1,945	1,632,524
4.91%, 05/24/33 (Call 05/24/32), (1-day SOFR + 2.086%)(a)	1,430	1,342,878
5.17%, 02/13/30 (Call 02/13/29), (1-day SOFR + 1.364%)(a)	1,150	1,124,990
5.30%, 05/06/44	1,340	1,236,873
5.32%, 03/26/41 (Call 03/26/40), (1-day SOFR + 4.548%)(a)	1,996	1,886,936
5.50%, 09/13/25	1,727	1,723,341
5.61%, 09/29/26 (Call 09/29/25), (1-day SOFR + 1.546%)(a)	2,735	2,728,559
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(a)	1,715	1,653,790
5.88%, 02/22/33	1,041	1,051,487
5.88%, 01/30/42	1,289	1,300,677
6.00%, 10/31/33	1,400	1,414,626
6.13%, 08/25/36	1,020	1,021,425
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(a)	2,385	2,369,763
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(a)	2,760	2,835,308
6.63%, 01/15/28	336	350,237
6.63%, 06/15/32	1,649	1,724,875
6.68%, 09/13/43	1,395	1,488,705
8.13%, 07/15/39	1,632	1,994,065
Citizens Bank NA, 4.58%, 08/09/28 (Call 08/09/27), (1-day SOFR + 2.000%)(a)	425	402,499
Citizens Bank NA/Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	625	599,675
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	670	552,372
2.64%, 09/30/32 (Call 07/02/32)	340	253,244
2.85%, 07/27/26 (Call 04/27/26)	540	505,035
3.25%, 04/30/30 (Call 01/30/30)	1,315	1,129,575
4.30%, 12/03/25 (Call 11/03/25)	155	150,455
5.64%, 05/21/37 (Call 05/21/32), (5-year CMT + 2.750%)(a)	455	414,581
5.84%, 01/23/30 (Call 01/23/29), (1-day SOFR + 2.010%)(a)	850	831,833
6.65%, 04/25/35 (Call 04/25/34), (1-day SOFR +2.325%)(a)	300	301,140
Comerica Bank
4.00%, 07/27/25	140	135,450
5.33%, 08/25/33 (Call 08/25/32), (1-day SOFR + 2.610%)(a)	75	65,577
Comerica Inc.
4.00%, 02/01/29 (Call 11/03/28)	850	767,945
5.98%, 01/30/30 (Call 01/30/29), (1-day SOFR + 2.155%)(a)	350	340,090
Commercial Bank of Dubai PSC
5.32%, 06/14/28(d)	600	594,718
6.00%, (Call 04/21/26), (6-year CMT + 5.597%)(a)(d)(i)	400	397,316
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26), (5-year CMT + 3.874%)(a)(d)(i)	400	373,311
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	2,375	2,175,378

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.88%, 09/15/31(b)(c)	$625	$496,395
2.55%, 03/14/27(b)	816	757,421
2.63%, 09/06/26(b)	650	610,636
2.69%, 03/11/31(b)	1,290	1,046,601
2.85%, 05/18/26(b)	405	385,214
3.15%, 09/19/27(b)	540	503,319
3.31%, 03/11/41(b)(c)	1,130	797,701
3.61%, 09/12/34 (Call 09/12/29), (5-year CMT + 2.050%)(a)(b)	2,385	2,108,020
3.74%, 09/12/39(b)	1,804	1,382,868
3.78%, 03/14/32(b)	575	492,022
3.90%, 03/16/28(b)(c)	780	749,450
3.90%, 07/12/47(b)	1,040	814,918
4.32%, 01/10/48(b)(c)	685	532,793
4.50%, 12/09/25(b)	305	298,061
5.84%, 03/13/34(b)	260	253,949
Commonwealth Bank of Australia/New York
5.32%, 03/13/26	685	685,279
5.50%, 09/12/25	250	250,259
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25), (1-year CMT + 0.730%)(a)(b)	443	414,343
1.11%, 02/24/27 (Call 02/24/26), (1-year CMT + 0.550%)(a)(b)	1,325	1,217,274
1.34%, 06/24/26 (Call 06/24/25), (1-year CMT + 1.000%)(a)(b)	593	563,135
1.98%, 12/15/27 (Call 12/15/26), (1-year CMT + 0.730%)(a)(b)	1,498	1,356,897
3.65%, 04/06/28 (Call 04/06/27), (1-year CMT + 1.220%)(a)(b)	750	706,829
3.75%, 07/21/26	862	822,977
3.76%, 04/06/33 (Call 04/06/32), (1-year CMT + 1.420%)(a)(b)	310	269,256
4.38%, 08/04/25	680	665,941
4.66%, 08/22/28 (Call 08/22/27), (1-year CMT + 1.750%)(a)(b)	960	927,516
5.25%, 05/24/41	2,512	2,416,883
5.25%, 08/04/45	1,076	1,000,643
5.45%, 03/05/30 (Call 03/05/29), (1-year CMT + 1.120%)(a)(b)	750	738,636
5.56%, 02/28/29 (Call 02/28/28), (1-year CMT + 1.400%)(a)(b)	1,070	1,059,798
5.75%, 12/01/43	1,481	1,439,241
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	929	908,969
4.80%, 01/09/29	935	912,139
4.85%, 01/09/26	1,130	1,120,568
5.04%, 03/05/27	630	624,079
5.50%, 07/18/25	805	804,508
5.50%, 10/05/26	990	990,970
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)	200	197,341
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	400	386,173
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (1-day SOFR + 0.891%)(a)(b)	1,050	971,180
2.02%, 01/11/27(b)	850	778,205
2.81%, 01/11/41(b)	1,075	704,752
3.25%, 01/14/30(b)	1,083	941,051
4.00%, 01/10/33 (Call 01/10/28), (5-year USD Swap + 1.644%)(a)(b)	1,025	942,863
Security	Par (000)	Value
Banks (continued)
5.13%, 03/11/27(b)	$500	$495,218
5.30%, 07/12/28(b)	1,675	1,661,388
5.34%, 01/10/30 (Call 01/10/29), (1-day SOFR + 1.690%)(a)(b)	1,565	1,535,349
5.37%, 03/11/34(b)	500	484,886
5.51%, 07/05/33(b)	335	331,196
5.59%, 07/05/26(b)	710	710,113
6.25%, 01/10/35 (Call 01/10/34), (1-day SOFR + 2.670%)(a)(b)	2,775	2,747,338
6.32%, 10/03/29 (Call 10/03/28), (1-day SOFR + 1.860%)(a)(b)	755	769,343
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (1-day SOFR + 1.676%)(a)(b)	1,455	1,390,447
4.13%, 01/10/27(b)	1,260	1,213,669
Credit Suisse AG/New York
1.25%, 08/07/26	1,470	1,333,785
5.00%, 07/09/27	1,275	1,246,473
7.50%, 02/15/28	910	963,289
Dah Sing Bank Ltd., 3.00%, 11/02/31 (Call 11/02/26), (5-year CMT + 1.950%)(a)(d)	250	230,249
Danske Bank A/S
1.55%, 09/10/27 (Call 09/10/26), (1-year CMT + 0.730%)(a)(b)	435	394,816
1.62%, 09/11/26 (Call 09/11/25), (1-year CMT + 1.350%)(a)(b)	877	825,669
4.30%, 04/01/28 (Call 04/01/27), (1-year CMT + 1.750%)(a)(b)	1,390	1,327,622
4.38%, 06/12/28(b)	355	335,607
5.43%, 03/01/28 (Call 03/01/27), (1-year CMT + 0.950%)(a)(b)	730	723,274
5.71%, 03/01/30 (Call 03/01/29), (1-year CMT + 1.400%)(a)(b)	630	622,368
6.26%, 09/22/26 (Call 09/22/25), (1-year CMT + 1.180%)(a)(b)	930	934,322
DBS Group Holdings Ltd.
1.19%, 03/15/27(b)	25	22,306
1.82%, 03/10/31 (Call 03/10/26), (5-year CMT + 1.100%)(a)(d)	800	743,476
Deutsche Bank AG
4.10%, 01/13/26	710	690,156
5.52%, 09/01/28	860	866,846
Deutsche Bank AG/New York
1.69%, 03/19/26	1,015	945,219
2.13%, 11/24/26 (Call 11/24/25), (1-day SOFR + 1.870%)(a)	1,709	1,608,204
2.31%, 11/16/27 (Call 11/16/26), (1-day SOFR + 1.219%)(a)	1,230	1,118,951
2.55%, 01/07/28 (Call 01/07/27), (1-day SOFR + 1.318%)(a)	1,370	1,249,587
3.04%, 05/28/32 (Call 05/28/31), (1-day SOFR + 1.718%)(a)	493	404,116
3.55%, 09/18/31 (Call 09/18/30), (1-day SOFR + 3.043%)(a)	1,575	1,353,929
3.73%, 01/14/32 (Call 10/14/30), (1-day SOFR + 2.757%)(a)	720	593,780
3.74%, 01/07/33 (Call 10/07/31), (1-day SOFR + 2.257%)(a)	1,160	933,895
4.10%, 01/13/26	652	633,650
4.88%, 12/01/32 (Call 12/01/27), (5-year USD ICE Swap + 2.553%)(a)	1,014	933,667
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.37%, 09/09/27	$795	$789,939
5.71%, 02/08/28 (Call 02/08/27), (1-day SOFR + 1.594%)(a)	490	485,284
5.88%, 07/08/31 (Call 04/08/30), (1-day SOFR + 5.438%)(a)	660	630,613
6.12%, 07/14/26 (Call 07/14/25), (1-day SOFR + 3.190%)(a)	975	974,266
6.72%, 01/18/29 (Call 01/18/28), (1-day SOFR + 3.180%)(a)	1,610	1,642,102
6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(a)	940	965,223
7.08%, 02/10/34 (Call 11/10/32), (1-day SOFR + 3.650%)(a)	1,095	1,091,588
7.15%, 07/13/27 (Call 07/13/26), (1-day SOFR + 2.520%)(a)	735	749,436
Development Bank of the Philippines, 2.38%, 03/11/31(d)	200	162,623
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	800	741,170
2.74%, 02/16/27(d)	200	186,204
2.95%, 01/16/26(d)	1,200	1,145,400
4.80%, 08/16/28(d)	800	785,616
5.24%, 03/04/29(d)	800	787,200
5.49%, 11/30/27(d)	1,200	1,206,297
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26), (6-year CMT + 4.077%)(a)(d)(i)	1,000	956,308
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(i)	400	363,535
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	380	318,481
3.45%, 07/27/26 (Call 04/27/26)	425	401,580
4.25%, 03/13/26	335	324,481
4.65%, 09/13/28 (Call 06/13/28)	1,109	1,051,155
DNB Bank ASA
1.13%, 09/16/26 (Call 09/16/25), (1-year CMT + 0.850%)(a)(b)	110	103,266
1.54%, 05/25/27 (Call 05/25/26), (1-year CMT + 0.720%)(a)(b)	845	774,659
5.90%, 10/09/26 (Call 10/09/25), (1-day SOFR + 1.950%)(a)(b)	1,351	1,351,246
Doha Finance Ltd.
2.38%, 03/31/26(d)	400	373,114
5.25%, 03/12/29(d)	400	391,451
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	870	931,318
Dukhan Tier 1 Sukuk Ltd., 3.95%, (Call 07/14/26), (5-year CMT + 3.081%)(a)(d)(i)	400	378,492
EI Sukuk Co. Ltd.
1.83%, 09/23/25(d)	600	568,519
2.08%, 11/02/26(d)	200	184,217
Emirates Development Bank PJSC, 1.64%, 06/15/26(d)	600	553,272
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	800	747,608
4.25%, (Call 02/27/27), (6-year CMT + 3.155%)(a)(d)(i)	400	369,216
5.63%, 10/21/27(d)	400	402,541
5.88%, 10/11/28(d)	800	814,881
6.13%, (Call 04/09/26), (6-year CMT + 5.702%)(a)(d)(i)	600	600,496
6.71%, 01/31/29, (1-day SOFR + 1.400%)(a)(d)	600	604,481
Security	Par (000)	Value
Banks (continued)
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	$400	$372,022
2.59%, 03/02/27(d)	400	371,858
4.58%, 01/17/28(d)	400	390,727
4.78%, 01/23/29(d)	600	586,600
Federation des Caisses Desjardins du Quebec
4.40%, 08/23/25(b)	705	693,951
4.55%, 08/23/27(b)	395	383,984
5.25%, 04/26/29(b)	1,260	1,237,668
5.70%, 03/14/28(b)	540	539,704
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(a)	470	424,558
2.55%, 05/05/27 (Call 04/05/27)	972	888,722
3.95%, 03/14/28 (Call 02/14/28)	488	458,478
4.06%, 04/25/28 (Call 04/25/27), (1-day SOFR + 1.355%)(a)	440	415,153
4.34%, 04/25/33 (Call 04/25/32), (1-day SOFR + 1.660%)(a)	40	35,405
4.77%, 07/28/30 (Call 07/28/29), (1-day SOFR + 2.127%)(a)	575	542,378
5.63%, 01/29/32 (Call 01/29/31), (1-day SOFR + 1.840%)(a)	285	276,828
6.34%, 07/27/29 (Call 07/27/28), (1-day SOFR + 2.340%)(a)	195	197,221
6.36%, 10/27/28 (Call 10/27/27), (1-day SOFR + 2.192%)(a)	750	756,310
8.25%, 03/01/38	1,850	2,115,344
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	650	596,077
3.85%, 03/15/26 (Call 02/15/26)	748	717,916
3.95%, 07/28/25 (Call 06/28/25)	620	606,350
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(d)	800	771,919
4.50%, (Call 04/05/26), (5-year CMT + 4.138%)(a)(d)(i)	800	770,206
4.77%, 06/06/28(d)	400	391,898
5.00%, 02/28/29(d)	400	390,604
5.13%, 10/13/27(d)	1,000	991,709
6.32%, 04/04/34 (Call 10/04/28), (5-year CMT + 1.700%)(a)(d)	800	807,320
6.55%, 01/29/29, (1-day SOFR + 1.200%)(a)(d)	400	400,834
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	400	369,336
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	290	282,600
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	295	299,084
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	120	117,904
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 05/31/24)(b)	605	582,268
7.63%, 05/01/26 (Call 05/16/24)(b)	385	383,405
12.00%, 10/01/28 (Call 10/01/25)(b)	715	767,326
12.25%, 10/01/30 (Call 10/01/26)(b)	450	488,485
Goldman Sachs Bank USA/New York, 5.28%, 03/18/27 (Call 03/18/26), (1-day SOFR +0.777%)(a)	1,445	1,436,153
Goldman Sachs Capital I, 6.35%, 02/15/34	1,084	1,094,358
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (1-day SOFR + 0.789%)(a)	1,655	1,534,544

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(a)	$2,323	$2,146,763
1.54%, 09/10/27 (Call 09/10/26), (1-day SOFR + 0.818%)(a)	2,164	1,961,145
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(a)	3,395	3,098,497
1.99%, 01/27/32 (Call 01/27/31), (1-day SOFR + 1.090%)(a)	2,242	1,770,124
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(a)	3,478	2,780,564
2.60%, 02/07/30 (Call 11/07/29)	3,863	3,309,970
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(a)	2,592	2,123,352
2.64%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.114%)(a)	2,660	2,452,683
2.65%, 10/21/32 (Call 10/21/31), (1-day SOFR + 1.264%)(a)	2,175	1,760,590
2.91%, 07/21/42 (Call 07/21/41), (1-day SOFR + 1.472%)(a)	1,670	1,139,496
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(a)	2,863	2,383,064
3.21%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.513%)(a)	2,193	1,571,158
3.44%, 02/24/43 (Call 02/24/42), (1-day SOFR + 1.632%)(a)	2,190	1,609,045
3.50%, 11/16/26 (Call 11/16/25)	2,224	2,113,191
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(a)	1,865	1,764,460
3.69%, 06/05/28 (Call 06/05/27), (3-mo. SOFR + 1.772%)(a)	2,023	1,912,868
3.75%, 05/22/25 (Call 02/22/25)	1,934	1,896,777
3.75%, 02/25/26 (Call 11/25/25)	1,406	1,363,129
3.80%, 03/15/30 (Call 12/15/29)	2,336	2,136,180
3.81%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.420%)(a)	2,220	2,074,800
3.85%, 01/26/27 (Call 01/26/26)	2,199	2,109,589
4.02%, 10/31/38 (Call 10/31/37), (3-mo. SOFR + 1.635%)(a)	2,592	2,141,074
4.22%, 05/01/29 (Call 05/01/28), (3-mo. SOFR + 1.563%)(a)	2,747	2,605,278
4.25%, 10/21/25	1,790	1,752,459
4.39%, 06/15/27 (Call 06/15/26), (1-day SOFR + 1.510%)(a)	915	892,000
4.41%, 04/23/39 (Call 04/23/38), (3-mo. SOFR + 1.692%)(a)	1,649	1,418,917
4.48%, 08/23/28 (Call 08/23/27), (1-day SOFR + 1.725%)(a)	1,765	1,704,075
4.75%, 10/21/45 (Call 04/21/45)	1,818	1,586,501
4.80%, 07/08/44 (Call 01/08/44)	1,886	1,661,175
5.15%, 05/22/45	1,673	1,530,873
5.73%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.265%)(a)	1,770	1,773,658
5.80%, 08/10/26 (Call 08/10/25), (1-day SOFR + 1.075%)(a)	1,885	1,883,749
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.552%)(a)	2,720	2,722,324
5.95%, 01/15/27	926	936,172
6.13%, 02/15/33	1,983	2,065,109
6.25%, 02/01/41	2,700	2,820,259
6.45%, 05/01/36	1,348	1,398,832
Security	Par (000)	Value
Banks (continued)
6.48%, 10/24/29 (Call 10/24/28), (1-day SOFR + 1.770%)(a)	$1,250	$1,290,200
6.56%, 10/24/34 (Call 10/24/33), (1-day SOFR + 1.950%)(a)	545	574,521
6.75%, 10/01/37	4,565	4,813,507
Grupo Aval Ltd., 4.38%, 02/04/30 (Call 11/04/29)(d)	800	663,442
Gulf International Bank BSC, 2.38%, 09/23/25(d)	400	379,673
Hana Bank
1.25%, 12/16/26(d)	400	358,488
3.25%, 03/30/27(d)	600	565,179
5.75%, 10/24/28(d)	400	406,409
HBOS PLC, 6.00%, 11/01/33(b)	10	9,430
HDFC Bank Ltd., 5.18%, 02/15/29(d)	200	195,093
HDFC Bank Ltd./Gandhinagar, 5.69%, 03/02/26(d)	800	797,299
HSBC Bank USA NA, 7.00%, 01/15/39	785	865,415
HSBC Bank USA NA/New York
5.63%, 08/15/35	645	615,610
5.88%, 11/01/34	225	227,911
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26), (1-day SOFR + 1.290%)(a)	1,815	1,662,179
2.01%, 09/22/28 (Call 09/22/27), (1-day SOFR + 1.732%)(a)	1,862	1,644,784
2.10%, 06/04/26 (Call 06/04/25), (1-day SOFR + 1.929%)(a)	1,165	1,116,520
2.21%, 08/17/29 (Call 08/17/28), (1-day SOFR + 1.285%)(a)	950	819,375
2.25%, 11/22/27 (Call 11/22/26), (1-day SOFR + 1.100%)(a)	2,240	2,049,322
2.36%, 08/18/31 (Call 08/18/30), (1-day SOFR + 1.947%)(a)	745	605,527
2.80%, 05/24/32 (Call 05/24/31), (1-day SOFR + 1.187%)(a)	2,895	2,362,258
2.85%, 06/04/31 (Call 06/04/30), (1-day SOFR + 2.387%)(a)	1,369	1,154,687
2.87%, 11/22/32 (Call 11/22/31), (1-day SOFR + 1.410%)(a)	1,903	1,541,759
3.90%, 05/25/26	1,435	1,386,321
3.97%, 05/22/30 (Call 05/22/29), (3-mo. SOFR + 1.872%)(a)	2,813	2,577,539
4.04%, 03/13/28 (Call 03/13/27), (3-mo. SOFR + 1.808%)(a)	1,545	1,471,987
4.25%, 08/18/25	790	772,097
4.29%, 09/12/26 (Call 09/12/25), (3-mo. SOFR + 1.609%)(a)	1,143	1,117,924
4.30%, 03/08/26	2,070	2,021,565
4.38%, 11/23/26	1,495	1,446,252
4.58%, 06/19/29 (Call 06/19/28), (3-mo. SOFR + 1.796%)(a)	2,224	2,120,767
4.76%, 06/09/28 (Call 06/09/27), (1-day SOFR + 2.110%)(a)	1,130	1,096,178
4.76%, 03/29/33 (Call 03/29/32), (1-day SOFR + 2.530%)(a)	1,410	1,276,937
4.95%, 03/31/30	1,620	1,562,326
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(a)	1,940	1,908,782
5.25%, 03/14/44	1,775	1,590,505
5.40%, 08/11/33 (Call 08/11/32), (1-day SOFR + 2.870%)(a)	2,035	1,963,891
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.55%, 03/04/30 (Call 03/04/29), (1-day SOFR + 1.460%)(a)	$1,200	$1,183,951
5.72%, 03/04/35 (Call 03/04/34), (1-day SOFR + 1.780%)(a)(c)	1,225	1,199,802
5.89%, 08/14/27 (Call 08/14/26), (1-day SOFR + 1.570%)(a)	1,350	1,350,857
6.10%, 01/14/42	1,365	1,412,138
6.16%, 03/09/29 (Call 03/09/28), (1-day SOFR + 1.970%)(a)	2,255	2,281,304
6.25%, 03/09/34 (Call 03/09/33), (1-day SOFR + 2.390%)(a)	2,225	2,269,462
6.33%, 03/09/44 (Call 03/09/43), (1-day SOFR + 2.650%)(a)	2,325	2,376,518
6.50%, 05/02/36	2,310	2,335,609
6.50%, 09/15/37	2,680	2,707,719
6.55%, 06/20/34 (Call 06/20/33), (1-day SOFR + 2.980%)(a)	1,325	1,341,896
6.80%, 06/01/38	1,654	1,721,349
7.34%, 11/03/26 (Call 11/03/25), (1-day SOFR + 3.030%)(a)	1,815	1,855,934
7.39%, 11/03/28 (Call 11/03/27), (1-day SOFR + 3.350%)(a)	1,700	1,782,149
7.40%, 11/13/34 (Call 11/13/33), (1-day SOFR + 3.020%)(a)	1,440	1,533,432
8.11%, 11/03/33 (Call 11/03/32), (1-day SOFR + 4.250%)(a)	1,650	1,838,020
HSBC USA Inc., 5.29%, 03/04/27	500	498,133
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36 (Call 08/15/31), (5-year CMT + 1.170%)(a)	617	454,370
2.55%, 02/04/30 (Call 11/04/29)	669	557,939
4.00%, 05/15/25 (Call 04/15/25)	625	612,932
4.44%, 08/04/28 (Call 08/04/27), (1-day SOFR + 1.970%)(a)	490	469,481
5.02%, 05/17/33 (Call 05/17/32), (1-day SOFR + 2.050%)(a)	375	345,980
5.71%, 02/02/35 (Call 02/02/34), (1-day SOFR + 1.870%)(a)	365	350,081
6.21%, 08/21/29 (Call 08/21/28), (1-day SOFR + 2.020%)(a)	460	461,922
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27), (1-day SOFR + 1.650%)(a)	505	486,257
5.65%, 01/10/30 (Call 11/10/29)	340	333,628
ICICI Bank Ltd./Dubai
3.80%, 12/14/27(d)	500	469,394
4.00%, 03/18/26(d)	600	580,862
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26), (5-year CMT + 2.368%)(a)(d)(i)	5,200	4,903,890
4.50%, 01/19/26(d)	1,000	985,014
4.88%, 09/21/25(d)	2,000	1,976,040
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(d)	400	379,128
1.63%, 10/28/26(d)	2,000	1,825,206
2.95%, 06/01/25(d)	200	194,300
5.38%, 10/25/26(d)	600	599,155
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	500	470,633
Security	Par (000)	Value
Banks (continued)
Industrial & Commercial Bank of China Ltd./Singapore
1.20%, 09/09/25(d)	$800	$753,489
5.91%, 10/25/26, (1-day SOFR + 0.600%)(a)(d)	600	601,535
Industrial Bank Co. Ltd./Hong Kong, 3.25%, 05/18/25(d)	600	585,489
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25), (1-year CMT + 1.100%)(a)(b)	780	740,241
1.73%, 04/01/27 (Call 04/01/26), (1-day SOFR + 1.005%)(a)	720	666,601
2.73%, 04/01/32 (Call 04/01/31), (1-day SOFR + 1.316%)(a)	958	791,743
3.95%, 03/29/27	1,823	1,741,599
4.02%, 03/28/28 (Call 03/28/27), (1-day SOFR + 1.830%)(a)	280	266,955
4.05%, 04/09/29	813	758,247
4.25%, 03/28/33 (Call 03/28/32), (1-day SOFR + 2.070%)(a)	461	415,780
4.55%, 10/02/28	1,003	964,567
4.63%, 01/06/26(b)	1,635	1,608,082
5.34%, 03/19/30 (Call 03/19/29), (1-day SOFR +1.440%)(a)	730	715,314
5.55%, 03/19/35 (Call 03/19/34), (1-day SOFR +1.770%)(a)	1,120	1,078,639
6.08%, 09/11/27 (Call 09/11/26), (1-day SOFR + 1.560%)(a)	970	974,677
6.11%, 09/11/34 (Call 09/11/33), (1-day SOFR + 2.090%)(a)	875	878,978
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(d)	200	174,939
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)(c)	1,509	1,408,290
3.88%, 01/12/28(b)	980	908,637
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(b)	651	533,091
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(b)	695	499,779
5.71%, 01/15/26(b)	1,365	1,345,484
6.63%, 06/20/33(b)	1,005	1,010,618
7.00%, 11/21/25(b)	260	263,510
7.20%, 11/28/33(b)	1,470	1,537,785
7.78%, 06/20/54 (Call 06/20/53), (1-year CMT + 3.900%)(a)(b)	1,316	1,348,156
7.80%, 11/28/53(b)	1,220	1,312,131
8.25%, 11/21/33 (Call 11/21/32), (1-year CMT + 4.400%)(a)(b)	835	907,236
Series XR, 4.00%, 09/23/29(b)	1,420	1,286,794
Series XR, 4.70%, 09/23/49(b)	1,225	885,926
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (3-mo. SOFR + 0.695%)(a)	1,806	1,664,840
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(a)	2,019	1,878,795
1.47%, 09/22/27 (Call 09/22/26), (1-day SOFR + 0.765%)(a)	1,690	1,532,139
1.58%, 04/22/27 (Call 04/22/26), (1-day SOFR + 0.885%)(a)	2,530	2,334,621
1.76%, 11/19/31 (Call 11/19/30), (3-mo. SOFR + 1.105%)(a)	1,400	1,107,927

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
1.95%, 02/04/32 (Call 02/04/31), (1-day SOFR + 1.065%)(a)	$2,315	$1,838,533
2.07%, 06/01/29 (Call 06/01/28), (1-day SOFR + 1.015%)(a)	1,835	1,603,052
2.18%, 06/01/28 (Call 06/01/27), (1-day SOFR + 1.890%)(a)	1,280	1,156,875
2.52%, 04/22/31 (Call 04/22/30), (1-day SOFR + 2.040%)(a)	1,889	1,594,166
2.53%, 11/19/41 (Call 11/19/40), (3-mo. SOFR + 1.510%)(a)	1,925	1,272,906
2.55%, 11/08/32 (Call 11/08/31), (1-day SOFR + 1.180%)(a)	2,615	2,117,521
2.58%, 04/22/32 (Call 04/22/31), (3-mo. SOFR + 1.250%)(a)	2,455	2,020,311
2.74%, 10/15/30 (Call 10/15/29), (3-mo. SOFR + 1.510%)(a)	3,992	3,460,002
2.95%, 10/01/26 (Call 07/01/26)	2,276	2,151,578
2.95%, 02/24/28 (Call 02/24/27), (1-day SOFR + 1.170%)(a)	1,330	1,237,732
2.96%, 05/13/31 (Call 05/13/30), (3-mo. SOFR + 2.515%)(a)	2,530	2,163,396
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(a)	2,260	1,880,159
3.11%, 04/22/41 (Call 04/22/40), (3-mo. SOFR + 2.460%)(a)	1,730	1,256,511
3.11%, 04/22/51 (Call 04/22/50), (1-day SOFR + 2.440%)(a)	1,847	1,212,423
3.16%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.460%)(a)	1,760	1,268,342
3.20%, 06/15/26 (Call 03/15/26)	1,765	1,686,346
3.30%, 04/01/26 (Call 01/01/26)	1,592	1,530,411
3.33%, 04/22/52 (Call 04/22/51), (1-day SOFR + 1.580%)(a)	3,021	2,053,259
3.51%, 01/23/29 (Call 01/23/28), (3-mo. SOFR + 1.207%)(a)	2,972	2,769,956
3.54%, 05/01/28 (Call 05/01/27), (3-mo. SOFR + 1.642%)(a)	2,331	2,199,812
3.63%, 12/01/27 (Call 12/01/26)	1,605	1,511,008
3.70%, 05/06/30 (Call 05/06/29), (3-mo. SOFR + 1.422%)(a)	2,053	1,883,329
3.78%, 02/01/28 (Call 02/01/27), (3-mo. SOFR + 1.599%)(a)	2,409	2,298,007
3.88%, 07/24/38 (Call 07/24/37), (3-mo. SOFR + 1.622%)(a)	2,598	2,162,570
3.90%, 07/15/25 (Call 04/15/25)	2,009	1,970,456
3.90%, 01/23/49 (Call 01/23/48), (3-mo. SOFR + 1.482%)(a)	2,127	1,630,262
3.96%, 01/29/27 (Call 01/29/26), (3-mo. SOFR + 1.507%)(a)	2,389	2,319,521
3.96%, 11/15/48 (Call 11/15/47), (3-mo. SOFR + 1.642%)(a)	2,979	2,292,662
4.01%, 04/23/29 (Call 04/23/28), (3-mo. SOFR + 1.382%)(a)	2,042	1,927,094
4.03%, 07/24/48 (Call 07/24/47), (3-mo. SOFR + 1.722%)(a)	1,942	1,515,722
4.13%, 12/15/26	1,367	1,320,112
4.20%, 07/23/29 (Call 07/23/28), (3-mo. SOFR + 1.522%)(a)	2,080	1,971,555
4.25%, 10/01/27	2,443	2,356,520
4.26%, 02/22/48 (Call 02/22/47), (3-mo. SOFR + 1.842%)(a)	1,978	1,599,385
Security	Par (000)	Value
Banks (continued)
4.32%, 04/26/28 (Call 04/26/27), (1-day SOFR + 1.560%)(a)	$2,245	$2,170,327
4.45%, 12/05/29 (Call 12/05/28), (3-mo. SOFR + 1.592%)(a)	2,213	2,115,926
4.49%, 03/24/31 (Call 03/24/30), (3-mo. SOFR + 3.790%)(a)	2,406	2,273,361
4.57%, 06/14/30 (Call 06/14/29), (1-day SOFR + 1.750%)(a)	2,000	1,909,053
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(a)	2,470	2,300,650
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(a)	2,565	2,511,971
4.85%, 02/01/44	1,123	1,014,390
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(a)	2,805	2,668,536
4.95%, 06/01/45	1,930	1,748,901
5.01%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.310%)(a)	2,395	2,339,181
5.04%, 01/23/28 (Call 01/23/27), (1-day SOFR + 1.190%)(a)	2,800	2,759,868
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(a)	2,265	2,241,168
5.34%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.620%)(a)	1,610	1,560,829
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(a)	4,103	3,987,512
5.40%, 01/06/42	1,601	1,554,438
5.50%, 10/15/40	1,487	1,463,491
5.57%, 04/22/28 (Call 04/22/27), (1-day SOFR +0.930%)(a)	2,050	2,049,354
5.58%, 04/22/30 (Call 04/22/29), (1-day SOFR +1.160%)(a)	2,100	2,099,494
5.60%, 07/15/41	1,908	1,898,532
5.63%, 08/16/43	1,347	1,338,287
5.72%, 09/14/33 (Call 09/14/32), (1-day SOFR + 2.580%)(a)	3,055	3,037,927
5.77%, 04/22/35 (Call 04/22/34), (1-day SOFR +1.490%)(a)	1,315	1,317,477
6.07%, 10/22/27 (Call 10/22/26), (1-day SOFR + 1.330%)(a)	1,850	1,870,999
6.09%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.570%)(a)	2,185	2,229,657
6.25%, 10/23/34 (Call 10/23/33), (1-day SOFR + 1.810%)(a)	2,025	2,097,803
6.40%, 05/15/38	2,719	2,932,492
7.63%, 10/15/26	1,885	1,978,357
7.75%, 07/15/25	40	41,006
8.00%, 04/29/27	1,638	1,758,524
8.75%, 09/01/30	340	394,070
JPMorgan Chase Bank NA, 5.11%, 12/08/26 (Call 11/08/26)	1,793	1,780,411
Kasikornbank PCL, 5.46%, 03/07/28(d)	600	597,091
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26), (5-year CMT + 1.700%)(a)(d)	800	739,101
KBC Group NV
5.80%, 01/19/29 (Call 01/19/28), (1-year CMT + 2.100%)(a)(b)	1,165	1,156,704
6.32%, 09/21/34 (Call 09/21/33), (1-year CMT + 2.050%)(a)(b)	465	470,093
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
KeyBank NA
4.70%, 01/26/26 (Call 12/26/25)	$90	$87,528
5.00%, 01/26/33 (Call 10/26/32)	830	744,278
KeyBank NA/Cleveland OH
3.30%, 06/01/25	330	318,599
3.40%, 05/20/26	807	757,582
3.90%, 04/13/29 (Call 03/13/29)	554	485,902
4.15%, 08/08/25	495	480,815
4.39%, 12/14/27	90	83,851
4.90%, 08/08/32	425	364,599
5.85%, 11/15/27 (Call 10/16/27)	1,000	981,462
KeyCorp
2.25%, 04/06/27	808	722,230
2.55%, 10/01/29	755	626,041
4.10%, 04/30/28	940	872,120
4.15%, 10/29/25	1,033	1,004,412
4.79%, 06/01/33 (Call 06/01/32), (1-day SOFR + 2.060%)(a)	790	700,187
6.40%, 03/06/35 (Call 03/06/34), (1-day SOFR + 2.420%)(a)	740	727,251
KFW GOVT GUARANT 01/28 4.125, 4.13%, 01/31/28	30	29,175
KIB Sukuk Ltd., 2.38%, 11/30/30 (Call 11/30/25), (5-year CMT + 1.990%)(a)(d)	200	188,126
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32 (Call 02/17/32)(b)	441	415,555
Kookmin Bank
1.38%, 05/06/26(d)	400	368,485
1.75%, 05/04/25(c)(d)	400	384,561
2.38%, 02/15/27(c)(d)	400	368,520
2.50%, 11/04/30(d)	400	325,774
4.50%, 02/01/29(d)	600	563,555
4.63%, 04/21/28(d)	200	194,508
Korea Development Bank (The)
0.80%, 07/19/26	1,000	906,535
1.00%, 09/09/26	810	733,420
1.63%, 01/19/31	700	556,064
2.00%, 09/12/26(c)	200	185,405
2.00%, 10/25/31	200	159,623
2.25%, 02/24/27	200	184,596
3.00%, 01/13/26	1,000	962,684
3.38%, 09/16/25	600	583,072
Kreditanstalt fuer Wiederaufbau
0.00%, 04/18/36(j)	1,225	682,092
0.00%, 06/29/37(j)	1,354	709,271
0.38%, 07/18/25	4,900	4,618,093
0.63%, 01/22/26	3,910	3,619,448
0.75%, 09/30/30	2,500	1,950,771
1.00%, 10/01/26	3,420	3,112,085
1.75%, 09/14/29	1,889	1,619,344
2.00%, 05/02/25	2,942	2,845,531
2.88%, 04/03/28	3,496	3,248,763
3.00%, 05/20/27	535	505,539
3.13%, 06/10/25	2,185	2,132,548
3.63%, 04/01/26	2,825	2,748,238
3.75%, 02/15/28	2,620	2,517,414
3.88%, 06/15/28	2,130	2,052,269
4.00%, 03/15/29	2,372	2,288,372
4.13%, 07/15/33	10,585	10,037,315
4.38%, 03/01/27	240	236,211
4.38%, 02/28/34	2,070	1,999,019
Security	Par (000)	Value
Banks (continued)
4.63%, 08/07/26	$3,375	$3,344,092
4.75%, 10/29/30	955	952,564
5.13%, 09/29/25	2,555	2,549,566
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.50%, 12/08/25(d)	155	143,610
1.38%, 10/12/28(d)	200	171,826
4.50%, 01/26/26(d)	140	138,114
4.88%, 03/09/26(d)	30	29,774
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	1,853	1,710,193
0.88%, 09/03/30	1,846	1,447,683
1.00%, 02/25/28(d)	905	782,349
1.75%, 07/27/26	1,366	1,270,187
1.75%, 01/14/27(d)	820	752,498
2.38%, 06/10/25	1,439	1,391,402
3.00%, 05/21/29(d)	2,145	1,966,497
3.88%, 09/28/27	180	173,974
3.88%, 06/14/28	1,200	1,154,643
4.13%, 02/06/31(d)	85	81,272
4.63%, 04/17/29	15	14,873
5.00%, 10/24/33	1,850	1,871,541
Series 37, 2.50%, 11/15/27	1,823	1,679,407
Series 40, 0.50%, 05/27/25	1,565	1,484,586
Lloyds Bank PLC, 3.50%, 05/14/25	160	156,392
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1-year CMT + 0.850%)(a)	1,080	991,129
3.37%, 12/14/46 (Call 09/14/41), (5-year CMT + 1.500%)(a)	1,075	724,230
3.57%, 11/07/28 (Call 11/07/27), (3-mo. LIBOR US + 1.205%)(a)	1,624	1,504,413
3.75%, 01/11/27	1,483	1,413,686
3.75%, 03/18/28 (Call 03/18/27), (1-year CMT + 1.800%)(a)	855	809,363
4.34%, 01/09/48	1,412	1,063,791
4.38%, 03/22/28	1,513	1,442,102
4.45%, 05/08/25	1,320	1,301,362
4.55%, 08/16/28	813	777,211
4.58%, 12/10/25	1,620	1,580,918
4.65%, 03/24/26	1,450	1,415,452
4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(a)	825	812,191
4.98%, 08/11/33 (Call 08/11/32), (1-year CMT + 2.300%)(a)	980	917,954
5.30%, 12/01/45(c)	445	395,031
5.46%, 01/05/28 (Call 01/05/27), (1-year CMT + 1.375%)(a)	2,175	2,154,804
5.68%, 01/05/35 (Call 01/05/34), (1-year CMT + 1.750%)(a)	1,955	1,908,344
5.87%, 03/06/29 (Call 03/06/28), (1-year CMT + 1.700%)(a)	705	705,699
5.99%, 08/07/27 (Call 08/07/26), (1-year CMT + 1.480%)(a)	1,555	1,557,463
7.95%, 11/15/33 (Call 08/15/32), (1-year CMT + 3.750%)(a)	700	769,642
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27), (1-day SOFR + 1.780%)(a)	645	607,886
5.05%, 01/27/34 (Call 01/27/33), (1-day SOFR + 1.850%)(a)	905	814,553

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.08%, 03/13/32 (Call 03/13/31), (1-day SOFR +2.260%)(a)	$150	$146,275
7.41%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.800%)(a)	370	383,695
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31), (5-year CMT + 1.700%)(a)(b)	1,727	1,408,290
3.62%, 06/03/30(b)	915	795,153
3.90%, 01/15/26(b)	1,194	1,161,871
4.00%, 07/29/25(b)	125	122,332
4.88%, 06/10/25(b)	243	239,529
5.21%, 06/15/26(b)	240	238,341
5.39%, 12/07/26(b)	715	712,489
6.80%, 01/18/33(b)	420	433,585
Macquarie Group Ltd.
1.34%, 01/12/27 (Call 01/12/26), (1-day SOFR + 1.069%)(a)(b)	1,405	1,301,020
1.63%, 09/23/27 (Call 09/23/26), (1-day SOFR + 0.910%)(a)(b)(c)	1,290	1,167,977
1.94%, 04/14/28 (Call 04/14/27), (1-day SOFR + 0.995%)(a)(b)	925	825,397
2.69%, 06/23/32 (Call 06/23/31), (1-day SOFR + 1.440%)(a)(b)	1,095	888,008
2.87%, 01/14/33 (Call 01/14/32), (3-mo. SOFR + 1.532%)(a)(b)	1,380	1,117,017
3.76%, 11/28/28 (Call 11/28/27), (3-mo. LIBOR US + 1.372%)(a)(b)	1,225	1,141,975
4.10%, 06/21/28 (Call 06/21/27), (1-day SOFR + 2.125%)(a)(b)	580	553,222
4.44%, 06/21/33 (Call 06/21/32), (1-day SOFR + 2.405%)(a)(b)	775	700,729
4.65%, 03/27/29 (Call 03/27/28), (3-mo. LIBOR US + 1.727%)(a)(b)(c)	698	674,112
5.03%, 01/15/30 (Call 01/15/29), (3-mo. LIBOR US + 1.750%)(a)(b)	853	828,620
5.11%, 08/09/26 (Call 08/09/25), (1-day SOFR + 2.208%)(a)(b)	595	589,755
5.49%, 11/09/33 (Call 11/09/32), (1-day SOFR + 2.865%)(a)(b)	750	727,429
5.89%, 06/15/34 (Call 06/15/33), (1-day SOFR + 2.380%)(a)(b)	450	445,119
6.26%, 12/07/34 (Call 12/07/33), (1-day SOFR + 2.303%)(a)(b)	695	704,822
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	330	301,994
4.65%, 01/27/26 (Call 12/27/25)	560	545,248
4.70%, 01/27/28 (Call 12/27/27)	700	661,866
5.40%, 11/21/25 (Call 10/21/25)	450	443,943
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	800	762,328
Mashreqbank PSC, 7.88%, 02/24/33 (Call 11/24/27), (5-year CMT + 3.997%)(a)(d)	400	420,648
Metropolitan Bank & Trust Co.
2.13%, 01/15/26(d)	400	376,020
5.38%, 03/06/29(d)	200	198,475
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	1,097	1,042,526
1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(a)	1,215	1,111,099
1.64%, 10/13/27 (Call 10/13/26), (1-year CMT + 0.670%)(a)	455	413,781
2.05%, 07/17/30	1,076	877,760
Security	Par (000)	Value
Banks (continued)
2.31%, 07/20/32 (Call 07/20/31), (1-year CMT + 0.950%)(a)	$1,745	$1,404,199
2.34%, 01/19/28 (Call 01/19/27), (1-year CMT + 0.830%)(a)	1,710	1,568,645
2.49%, 10/13/32 (Call 10/13/31), (1-year CMT + 0.970%)(a)	750	607,987
2.56%, 02/25/30	671	572,040
2.76%, 09/13/26	682	640,402
2.85%, 01/19/33 (Call 01/19/32), (1-year CMT + 1.100%)(a)	470	388,330
3.20%, 07/18/29	1,593	1,427,037
3.29%, 07/25/27	465	436,196
3.68%, 02/22/27	405	387,095
3.74%, 03/07/29	1,721	1,603,696
3.75%, 07/18/39	1,925	1,566,639
3.85%, 03/01/26	1,729	1,678,483
3.96%, 03/02/28	930	885,205
4.05%, 09/11/28	743	708,516
4.08%, 04/19/28 (Call 04/19/27), (1-year CMT + 1.300%)(a)	405	388,237
4.15%, 03/07/39	675	580,271
4.29%, 07/26/38	684	600,479
4.32%, 04/19/33 (Call 04/19/32), (1-year CMT + 1.550%)(a)	475	435,191
5.02%, 07/20/28 (Call 07/20/27), (1-year CMT + 1.950%)(a)	844	830,757
5.13%, 07/20/33 (Call 07/20/32), (1-year CMT + 2.125%)(a)	1,515	1,465,450
5.24%, 04/19/29 (Call 04/19/28), (1-year CMT + 1.700%)(a)	505	499,473
5.26%, 04/17/30 (Call 04/17/29), (1-year CMT + 0.820%)(a)	600	590,916
5.35%, 09/13/28 (Call 09/13/27), (1-year CMT + 1.900%)(a)	705	699,194
5.41%, 04/19/34 (Call 04/19/33), (1-year CMT + 1.970%)(a)(c)	355	349,629
5.42%, 02/22/29 (Call 02/22/28), (1-year CMT + 1.380%)(a)	1,340	1,336,124
5.43%, 04/17/35 (Call 04/17/34), (1-year CMT + 1.000%)(a)	650	634,734
5.44%, 02/22/34 (Call 02/22/33), (1-year CMT + 1.630%)(a)	1,010	997,895
5.47%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.125%)(a)	485	480,135
5.48%, 02/22/31 (Call 02/22/30), (1-year CMT + 1.530%)(a)	450	446,253
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26), (1-year CMT + 0.670%)(a)	1,235	1,129,130
1.55%, 07/09/27 (Call 07/09/26), (1-year CMT + 0.750%)(a)	1,010	924,571
1.98%, 09/08/31 (Call 09/08/30), (3-mo. SOFR + 1.532%)(a)	473	377,792
2.17%, 05/22/32 (Call 05/22/31), (1-year CMT + 0.870%)(a)	395	312,726
2.20%, 07/10/31 (Call 07/10/30), (3-mo. SOFR + 1.772%)(a)	1,045	851,655
2.23%, 05/25/26 (Call 05/25/25), (3-mo. SOFR + 1.092%)(a)	320	308,012
2.26%, 07/09/32 (Call 07/09/31), (1-year CMT + 0.900%)(a)(c)	750	595,129
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.56%, 09/13/31	$910	$722,942
2.59%, 05/25/31 (Call 05/25/30), (3-mo. SOFR + 1.332%)(a)	475	397,939
2.65%, 05/22/26 (Call 05/22/25), (1-year CMT + 0.900%)(a)(c)	510	493,334
2.84%, 09/13/26	533	500,470
2.87%, 09/13/30 (Call 09/13/29), (3-mo. SOFR + 1.572%)(a)	540	468,299
3.15%, 07/16/30 (Call 07/16/29), (3-mo. SOFR + 1.392%)(a)	799	706,195
3.17%, 09/11/27	815	755,018
3.26%, 05/22/30 (Call 05/22/29), (1-year CMT + 1.250%)(a)	450	401,505
3.48%, 04/12/26(b)	1,705	1,637,407
3.66%, 02/28/27	590	561,373
4.02%, 03/05/28	870	826,140
4.25%, 09/11/29 (Call 09/11/28), (3-mo. SOFR + 1.532%)(a)	755	713,894
4.35%, 10/20/25(b)	1,090	1,063,242
5.38%, 05/26/30 (Call 05/26/29), (1-year CMT + 1.120%)(a)	395	387,974
5.41%, 09/13/28 (Call 09/13/27), (1-year CMT + 2.050%)(a)	375	372,618
5.58%, 05/26/35 (Call 05/26/34), (1-year CMT + 1.300%)(a)	600	584,219
5.67%, 05/27/29 (Call 05/27/28), (1-year CMT + 1.500%)(a)	815	814,507
5.67%, 09/13/33 (Call 09/13/32), (1-year CMT + 2.400%)(a)	500	495,664
5.74%, 05/27/31 (Call 05/27/30), (1-year CMT + 1.650%)(a)	705	702,850
5.75%, 05/27/34 (Call 05/27/33), (1-year CMT + 1.800%)(a)	625	622,246
5.75%, 07/06/34 (Call 07/06/33), (1-year CMT + 1.900%)(a)	780	777,020
5.78%, 07/06/29 (Call 07/06/28), (1-year CMT + 1.650%)(a)	1,210	1,213,499
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (1-day SOFR + 0.720%)(a)	2,874	2,661,913
1.51%, 07/20/27 (Call 07/20/26), (1-day SOFR + 0.858%)(a)	1,885	1,720,982
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(a)	2,430	2,239,106
1.79%, 02/13/32 (Call 02/13/31), (1-day SOFR + 1.034%)(a)	2,178	1,697,036
1.93%, 04/28/32 (Call 04/28/31), (1-day SOFR + 1.020%)(a)	2,790	2,182,015
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(a)	3,060	2,431,790
2.48%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.000%)(a)	1,595	1,470,757
2.48%, 09/16/36 (Call 09/16/31), (1-day SOFR + 1.360%)(a)	2,908	2,245,453
2.51%, 10/20/32 (Call 10/20/31), (1-day SOFR + 1.200%)(a)	1,588	1,277,195
2.70%, 01/22/31 (Call 01/22/30), (1-day SOFR + 1.143%)(a)	3,011	2,576,731
2.80%, 01/25/52 (Call 01/25/51), (1-day SOFR + 1.430%)(a)	1,959	1,194,514
Security	Par (000)	Value
Banks (continued)
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(a)	$2,698	$2,225,083
3.13%, 07/27/26	2,221	2,111,188
3.22%, 04/22/42 (Call 04/22/41), (1-day SOFR + 1.485%)(a)	2,310	1,672,378
3.59%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.127%)(a)	2,346	2,207,129
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(a)	2,574	2,311,636
3.63%, 01/20/27	1,942	1,855,809
3.77%, 01/24/29 (Call 01/24/28), (3-mo. SOFR + 1.402%)(a)	2,540	2,384,578
3.88%, 01/27/26	2,416	2,347,110
3.95%, 04/23/27	2,267	2,171,479
3.97%, 07/22/38 (Call 07/22/37), (1-day SOFR + 2.127%)(a)	3,424	2,811,489
4.00%, 07/23/25	2,179	2,137,049
4.21%, 04/20/28 (Call 04/20/27), (1-day SOFR + 1.610%)(a)	1,399	1,347,983
4.30%, 01/27/45	2,790	2,321,367
4.35%, 09/08/26	2,482	2,412,385
4.38%, 01/22/47	2,314	1,918,030
4.43%, 01/23/30 (Call 01/23/29), (3-mo. SOFR + 1.890%)(a)	2,056	1,955,599
4.46%, 04/22/39 (Call 04/22/38), (3-mo. SOFR + 1.693%)(a)	1,611	1,405,087
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(a)	1,025	1,011,338
4.89%, 07/20/33 (Call 07/20/32), (1-day SOFR + 2.076%)(a)	1,285	1,209,078
5.00%, 11/24/25	1,088	1,076,541
5.05%, 01/28/27 (Call 01/28/26), (1-day SOFR + 1.295%)(a)	1,105	1,093,974
5.12%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.730%)(a)	1,875	1,844,792
5.16%, 04/20/29 (Call 04/20/28), (1-day SOFR + 1.590%)(a)	3,110	3,059,839
5.17%, 01/16/30 (Call 01/16/29), (1-day SOFR + 1.450%)(a)	2,785	2,731,981
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(a)	2,925	2,809,119
5.30%, 04/20/37 (Call 04/20/32), (1-day SOFR + 2.620%)(a)	1,220	1,142,457
5.42%, 07/21/34 (Call 07/21/33), (1-day SOFR + 1.880%)(a)	1,765	1,713,027
5.45%, 07/20/29 (Call 07/20/28), (1-day SOFR + 1.630%)(a)	1,130	1,122,605
5.47%, 01/18/35 (Call 01/18/34), (1-day SOFR + 1.730%)(a)	2,325	2,263,460
5.60%, 03/24/51 (Call 03/24/50), (1-day SOFR + 4.840%)(a)	1,960	1,935,393
5.65%, 04/13/28 (Call 04/13/27), (1-day SOFR +1.010%)(a)	1,975	1,977,789
5.66%, 04/18/30 (Call 04/18/29), (1-day SOFR +1.260%)(a)	1,660	1,660,791
5.83%, 04/19/35 (Call 04/19/34), (1-day SOFR +1.580%)(a)	2,465	2,466,297
5.94%, 02/07/39 (Call 02/07/34), (5-year CMT + 1.800%)(a)	900	867,407
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(a)	1,270	1,236,404

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.14%, 10/16/26 (Call 10/16/25), (1-day SOFR + 1.770%)(a)	$550	$552,982
6.25%, 08/09/26	1,865	1,893,627
6.30%, 10/18/28 (Call 10/18/27), (1-day SOFR + 2.240%)(a)	1,465	1,495,653
6.34%, 10/18/33 (Call 10/18/32), (1-day SOFR + 2.560%)(a)	2,535	2,631,005
6.38%, 07/24/42	2,022	2,179,105
6.41%, 11/01/29 (Call 11/01/28), (1-day SOFR + 1.830%)(a)	1,230	1,268,144
6.63%, 11/01/34 (Call 11/01/33), (1-day SOFR + 2.050%)(a)	1,415	1,495,030
7.25%, 04/01/32	1,978	2,206,949
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	1,180	1,164,909
4.95%, 01/14/28 (Call 01/14/27), (1-day SOFR + 1.080%)(a)	2,105	2,072,365
5.48%, 07/16/25 (Call 06/16/25)	785	784,854
5.88%, 10/30/26 (Call 09/30/26)	1,360	1,371,978
MUFG Bank Ltd., 4.70%, 03/10/44(b)	245	211,090
National Australia Bank Ltd.
1.89%, 01/12/27(b)	1,395	1,274,660
2.33%, 08/21/30(b)	1,765	1,421,767
2.65%, 01/14/41(b)	960	610,877
2.99%, 05/21/31(b)	795	656,152
3.35%, 01/12/37 (Call 01/12/32), (5-year CMT + 1.700%)(a)(b)	1,030	848,992
3.50%, 01/10/27(b)	893	852,172
3.93%, 08/02/34 (Call 08/02/29), (5-year CMT + 1.880%)(a)(b)	2,573	2,316,536
4.95%, 01/10/34(b)(c)	1,175	1,134,850
6.43%, 01/12/33(b)	760	779,080
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,720	1,618,278
3.38%, 01/14/26	565	546,512
3.91%, 06/09/27	150	144,012
4.75%, 12/10/25	1,020	1,011,117
4.79%, 01/10/29	1,475	1,442,963
4.90%, 06/13/28	675	665,351
4.94%, 01/12/28	635	627,583
4.97%, 01/12/26	668	663,012
5.20%, 05/13/25	425	423,760
National Bank of Canada, 5.60%, 12/18/28	920	918,284
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(b)	175	162,693
5.00%, 05/30/28 (Call 04/30/28)(b)	385	380,474
5.10%, 11/21/27 (Call 10/21/27)(b)	1,310	1,299,020
5.15%, 05/30/25(b)	210	209,082
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26), (1-year CMT + 0.900%)(a)	895	819,899
3.03%, 11/28/35 (Call 08/28/30), (5-year CMT + 2.350%)(a)	1,105	907,594
3.07%, 05/22/28 (Call 05/22/27), (1-year CMT + 2.550%)(a)	944	872,038
4.45%, 05/08/30 (Call 05/08/29), (3-mo. LIBOR US + 1.871%)(a)	1,615	1,513,563
4.80%, 04/05/26	1,671	1,642,061
4.89%, 05/18/29 (Call 05/18/28), (3-mo. LIBOR US + 1.754%)(a)	1,160	1,118,096
Security	Par (000)	Value
Banks (continued)
5.08%, 01/27/30 (Call 01/27/29), (3-mo. LIBOR US + 1.905%)(a)	$1,499	$1,447,700
5.52%, 09/30/28 (Call 09/30/27), (1-year CMT + 2.270%)(a)	450	445,321
5.58%, 03/01/28 (Call 03/01/27), (1-year CMT + 1.100%)(a)	600	596,383
5.78%, 03/01/35 (Call 03/01/34), (1-year CMT + 1.500%)(a)	1,055	1,033,463
5.81%, 09/13/29 (Call 09/13/28), (1-year CMT + 1.950%)(a)	605	603,920
5.85%, 03/02/27 (Call 03/02/26), (1-year CMT + 1.350%)(a)	620	619,587
6.02%, 03/02/34 (Call 03/02/33), (1-year CMT + 2.100%)(a)	415	415,011
6.48%, 06/01/34 (Call 03/01/29), (5-year CMT + 2.200%)(a)	440	441,760
7.47%, 11/10/26 (Call 11/10/25), (1-year CMT + 2.850%)(a)	805	823,704
NatWest Markets PLC, 1.60%, 09/29/26(b)	1,220	1,109,599
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (1-day SOFR + 1.050%)(a)(d)	800	725,903
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25), (6-year CMT + 2.832%)(a)(d)(i)	600	576,971
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26), (6-year CMT + 2.875%)(a)(d)(i)	600	549,801
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25), (5-year CMT + 2.108%)(a)(d)	400	376,628
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26), (6-year CMT + 2.889%)(a)(d)(i)	1,000	929,240
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(b)	1,020	968,394
New Development Bank (The), 5.13%, 04/26/26(d)	200	197,115
NongHyup Bank
1.25%, 07/20/25(c)(d)	600	568,634
1.25%, 07/28/26(d)	200	181,724
4.00%, 01/06/26(d)	200	194,856
4.25%, 07/06/27(d)	200	192,770
4.88%, 07/03/28(d)	600	589,146
Nordea Bank Abp
0.75%, 08/28/25(b)	1,004	942,563
1.50%, 09/30/26(b)	735	666,454
3.60%, 06/06/25(b)	1,170	1,145,585
4.63%, 09/13/33 (Call 09/13/28), (5-year USD Swap + 1.690%)(a)(b)	1,313	1,220,771
4.75%, 09/22/25(b)	1,190	1,176,670
5.00%, 03/19/27(b)	400	395,467
5.38%, 09/22/27(b)	1,210	1,200,804
Norinchukin Bank (The)
1.28%, 09/22/26(b)	1,410	1,272,678
2.08%, 09/22/31(b)	1,155	914,541
4.87%, 09/14/27(b)	1,180	1,152,729
5.07%, 09/14/32(b)	490	474,258
5.43%, 03/09/28(b)	1,010	1,005,479
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	1,100	912,123
3.15%, 05/03/29 (Call 02/03/29)	849	775,335
3.38%, 05/08/32 (Call 05/08/27), (3-mo. LIBOR US + 1.131%)(a)	1,449	1,345,707
3.65%, 08/03/28 (Call 05/03/28)	956	900,351
3.95%, 10/30/25	790	771,335
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.00%, 05/10/27 (Call 04/10/27)	$1,185	$1,144,218
6.13%, 11/02/32 (Call 08/02/32)(c)	350	360,226
NRW Bank
0.63%, 05/19/25(d)	400	380,132
0.88%, 03/09/26(d)	965	890,767
4.50%, 06/09/25(d)	50	49,401
4.63%, 11/04/25(d)	930	918,747
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	1,700	1,588,782
0.50%, 02/02/26	1,860	1,713,897
2.88%, 05/23/25	770	749,903
3.63%, 09/09/27	950	910,511
4.13%, 01/20/26	980	962,188
4.13%, 01/18/29	1,591	1,542,065
4.25%, 03/01/28	1,105	1,078,253
4.63%, 11/03/25	960	950,138
5.00%, 10/23/26	1,580	1,576,973
OTP Bank Nyrt
7.50%, 05/25/27 (Call 05/25/26), (1-year CMT + 3.711%)(a)(d)	600	612,198
8.75%, 05/15/33 (Call 02/15/28), (5-year CMT + 5.060%)(a)(d)	400	411,964
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25), (5-year CMT + 1.580%)(a)(b)	2,845	2,692,009
4.60%, 06/15/32 (Call 06/15/27), (5-year CMT + 1.575%)(a)(d)	600	581,599
PNC Bank NA
2.70%, 10/22/29	1,173	1,000,699
3.10%, 10/25/27 (Call 09/25/27)	750	691,771
3.25%, 06/01/25 (Call 05/02/25)	655	637,961
3.25%, 01/22/28 (Call 12/23/27)	781	720,654
4.05%, 07/26/28	810	758,394
4.20%, 11/01/25 (Call 10/02/25)	650	633,798
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	795	723,286
2.31%, 04/23/32 (Call 04/23/31), (1-day SOFR + 0.979%)(a)	760	612,090
2.55%, 01/22/30 (Call 10/24/29)	1,793	1,531,246
2.60%, 07/23/26 (Call 05/23/26)	1,035	973,133
3.15%, 05/19/27 (Call 04/19/27)	1,374	1,289,757
3.45%, 04/23/29 (Call 01/23/29)	1,420	1,295,218
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(a)	315	287,903
4.76%, 01/26/27 (Call 01/26/26), (1-day SOFR + 1.085%)(a)	1,435	1,413,841
5.07%, 01/24/34 (Call 01/24/33), (1-day SOFR + 1.933%)(a)	1,525	1,435,361
5.30%, 01/21/28 (Call 01/21/27), (1-day SOFR + 1.342%)(a)	1,060	1,050,305
5.35%, 12/02/28 (Call 12/02/27), (1-day SOFR + 1.620%)(a)	815	807,737
5.58%, 06/12/29 (Call 06/12/28), (1-day SOFR + 1.841%)(a)	1,877	1,868,527
5.68%, 01/22/35 (Call 01/22/34), (1-day SOFR + 1.902%)(a)	1,140	1,117,077
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(a)	602	602,071
5.94%, 08/18/34 (Call 08/18/33), (1-day SOFR + 1.946%)(a)	905	903,387
Security	Par (000)	Value
Banks (continued)
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(a)	$1,080	$1,089,065
6.62%, 10/20/27 (Call 10/20/26), (1-day SOFR + 1.730%)(a)	1,345	1,373,822
6.88%, 10/20/34 (Call 10/20/33), (1-day SOFR + 2.284%)(a)	1,640	1,741,668
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	800	755,448
5.58%, 11/22/28(d)	1,200	1,212,906
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(d)	400	399,295
QNB Finance Ltd.
1.38%, 01/26/26(d)	800	741,532
1.63%, 09/22/25(d)	600	566,748
2.63%, 05/12/25(d)	1,200	1,160,190
2.75%, 02/12/27(d)	800	740,778
4.88%, 01/30/29(d)	1,200	1,165,864
Regions Bank/Birmingham AL, 6.45%, 06/26/37	480	473,479
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	250	212,519
2.25%, 05/18/25 (Call 04/18/25)	820	789,410
7.38%, 12/10/37	687	741,253
RHB Bank Bhd, 1.66%, 06/29/26(d)	400	366,521
Riyad Tier 1 Sukuk Ltd., 4.00%, (Call 02/16/27), (5-year CMT + 2.170%)(a)(d)(i)	800	739,234
Rizal Commercial Banking Corp., 5.50%, 01/18/29(d)	400	396,547
Royal Bank of Canada
0.88%, 01/20/26	1,200	1,113,064
1.15%, 06/10/25	1,334	1,271,956
1.15%, 07/14/26	463	422,204
1.20%, 04/27/26	1,330	1,224,060
1.40%, 11/02/26	900	817,168
2.05%, 01/21/27	225	206,598
2.30%, 11/03/31	1,008	813,052
3.63%, 05/04/27	1,085	1,031,882
3.88%, 05/04/32	618	553,466
4.24%, 08/03/27	1,040	1,005,119
4.65%, 01/27/26	1,618	1,590,819
4.88%, 01/12/26	1,135	1,123,986
4.88%, 01/19/27	660	651,951
4.90%, 01/12/28	860	845,627
4.95%, 02/01/29(c)	1,425	1,399,378
5.00%, 02/01/33	1,470	1,416,040
5.00%, 05/02/33(c)	760	733,669
5.15%, 02/01/34	1,335	1,289,515
5.20%, 07/20/26	785	781,651
5.20%, 08/01/28	1,275	1,267,708
6.00%, 11/01/27	950	968,396
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (1-day SOFR + 1.249%)(a)	765	693,121
3.24%, 10/05/26 (Call 08/05/26)	1,121	1,051,064
3.45%, 06/02/25 (Call 05/02/25)	1,005	975,544
4.40%, 07/13/27 (Call 04/14/27)	1,118	1,070,692
4.50%, 07/17/25 (Call 04/17/25)	1,019	999,352
5.81%, 09/09/26 (Call 09/09/25), (1-day SOFR + 2.328%)(a)	430	427,326
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(a)	1,140	1,136,283
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(a)	555	559,733

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.57%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.700%)(a)	$736	$746,669
7.66%, 11/09/31 (Call 11/09/30), (1-day SOFR + 3.280%)(a)	455	486,278
Santander U.K. Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(a)	1,437	1,354,470
1.67%, 06/14/27 (Call 06/14/26), (1-day SOFR + 0.989%)(a)	697	636,061
2.47%, 01/11/28 (Call 01/11/27), (1-day SOFR + 1.220%)(a)	1,110	1,010,449
3.82%, 11/03/28 (Call 11/03/27), (3-mo. LIBOR US + 1.400%)(a)	615	571,459
6.53%, 01/10/29 (Call 01/10/28), (1-day SOFR + 2.600%)(a)	880	896,054
6.83%, 11/21/26 (Call 11/21/25), (1-day SOFR + 2.749%)(a)	330	333,564
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33 (Call 02/28/28), (5-year CMT + 2.400%)(a)(d)	250	249,957
Shanghai Pudong Development Bank Co. Ltd., 3.25%, 07/14/25(d)	600	583,096
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(d)	600	542,972
3.88%, 03/24/26(d)	1,000	961,938
4.00%, 04/23/29(d)	200	183,166
4.38%, 04/13/32(d)	400	359,042
4.50%, 03/26/28(d)	600	569,201
5.75%, 04/15/34(b)	200	194,187
6.43%, 10/26/28, (1-day SOFR + 1.080%)(a)(d)	600	609,075
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	371,561
2.88%, (Call 05/12/26), (5-year CMT + 2.064%)(a)(d)(i)	400	370,092
5.00%, 07/24/28(d)	400	389,592
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(d)	400	379,526
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	600	578,734
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25), (6-year CMT + 3.213%)(a)(d)(i)	200	195,085
Skandinaviska Enskilda Banken AB
0.85%, 09/02/25(b)	410	385,275
1.20%, 09/09/26(b)	665	600,834
1.40%, 11/19/25(b)	130	121,947
3.70%, 06/09/25(b)	1,380	1,352,467
5.13%, 03/05/27(b)	910	900,802
5.38%, 03/05/29(b)	625	614,445
SNB Funding Ltd., 2.90%, 01/29/27(d)	600	559,208
SNB Sukuk Ltd.
2.34%, 01/19/27(d)	600	551,117
5.13%, 02/27/29(d)	400	392,436
Societe Generale SA
1.38%, 07/08/25(b)	200	190,257
1.49%, 12/14/26 (Call 12/14/25), (1-year CMT + 1.100%)(a)(b)	2,085	1,935,555
1.79%, 06/09/27 (Call 06/09/26), (1-year CMT + 1.000%)(a)(b)	865	790,127
2.80%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.300%)(a)(b)	990	907,270
2.89%, 06/09/32 (Call 06/09/31), (1-year CMT + 1.300%)(a)(b)	760	611,738
3.00%, 01/22/30(b)	1,565	1,334,405
Security	Par (000)	Value
Banks (continued)
3.34%, 01/21/33 (Call 01/21/32), (1-year CMT + 1.600%)(a)(b)	$295	$241,218
3.63%, 03/01/41(b)	560	368,947
3.65%, 07/08/35 (Call 07/08/30), (5-year CMT + 3.000%)(a)(b)	380	315,807
4.00%, 01/12/27(b)	1,085	1,031,476
4.03%, 01/21/43 (Call 01/21/42), (1-year CMT + 1.900%)(a)(b)	1,135	774,340
4.25%, 08/19/26(b)	670	639,601
4.68%, 06/15/27(b)	500	487,602
4.75%, 11/24/25(b)	985	960,711
4.75%, 09/14/28(b)	629	603,327
5.52%, 01/19/28 (Call 01/19/27), (1-year CMT + 1.500%)(a)(b)	465	457,433
5.63%, 01/19/30 (Call 01/19/29), (1-year CMT + 1.750%)(a)(b)	425	415,479
5.63%, 11/24/45(b)(c)	1,095	921,004
6.07%, 01/19/35 (Call 01/19/34), (1-year CMT + 2.100%)(a)(b)	910	889,689
6.22%, 06/15/33 (Call 06/15/32), (1-year CMT + 3.200%)(a)(b)	980	957,009
6.45%, 01/12/27 (Call 01/12/26), (1-year CMT + 2.300%)(a)(b)	1,005	1,010,045
6.45%, 01/10/29 (Call 01/10/28), (1-year CMT + 2.550%)(a)(b)	850	859,942
6.69%, 01/10/34 (Call 01/10/33), (1-year CMT + 2.950%)(a)(b)	1,070	1,091,952
7.13%, 01/19/55 (Call 01/19/54), (1-year CMT + 2.950%)(a)(b)	880	840,502
7.37%, 01/10/53(b)	1,290	1,272,216
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26), (1-year CMT + 1.000%)(a)(b)	1,360	1,259,848
2.61%, 01/12/28 (Call 01/12/27), (1-year CMT + 1.180%)(a)(b)	1,010	925,373
2.68%, 06/29/32 (Call 06/29/31), (1-year CMT + 1.200%)(a)(b)	640	516,067
3.27%, 02/18/36 (Call 11/18/30), (5-year CMT + 2.300%)(a)(b)	2,220	1,834,085
3.60%, 01/12/33 (Call 01/12/32), (1-year CMT + 1.900%)(a)(b)	1,040	855,947
4.05%, 04/12/26(b)	2,335	2,258,232
4.30%, 02/19/27(b)(c)	1,499	1,440,016
4.31%, 05/21/30 (Call 05/21/29), (3-mo. LIBOR US + 1.910%)(a)(b)	620	578,215
4.64%, 04/01/31 (Call 04/01/30), (1-year CMT + 3.850%)(a)(b)	930	871,380
4.87%, 03/15/33 (Call 03/15/28), (5-year USD ICE Swap + 1.970%)(a)(b)	998	938,615
5.30%, 01/09/43(b)	830	747,670
5.70%, 03/26/44(b)	1,310	1,234,393
6.10%, 01/11/35 (Call 01/11/34), (1-year CMT + 2.100%)(a)(b)(c)	2,060	2,058,377
6.17%, 01/09/27 (Call 01/09/26), (1-year CMT + 2.050%)(a)(b)	775	776,801
6.19%, 07/06/27 (Call 07/06/26), (1-year CMT + 1.850%)(a)(b)	465	466,688
6.30%, 01/09/29 (Call 01/09/28), (1-year CMT + 2.450%)(a)(b)	895	905,411
6.30%, 07/06/34 (Call 07/06/33), (1-year CMT + 2.580%)(a)(b)(c)	440	447,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.75%, 02/08/28 (Call 02/08/27), (1-year CMT + 1.850%)(a)(b)	$200	$204,169
7.77%, 11/16/28 (Call 11/16/27), (1-year CMT + 3.450%)(a)(b)	620	654,366
State Bank of India, 4.88%, 05/05/28(d)	800	779,057
State Bank of India/London
1.80%, 07/13/26(d)	800	735,468
5.00%, 01/17/29(d)	200	195,167
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (1-day SOFR + 0.560%)(a)	310	283,240
2.20%, 02/07/28 (Call 02/07/27), (1-day SOFR + 0.730%)(a)	350	321,446
2.20%, 03/03/31	455	369,243
2.40%, 01/24/30	1,573	1,355,934
2.62%, 02/07/33 (Call 02/07/32), (1-day SOFR + 1.002%)(a)	865	704,134
2.65%, 05/19/26(c)	922	875,355
3.03%, 11/01/34 (Call 11/01/29), (1-day SOFR + 1.490%)(a)	1,298	1,129,605
3.15%, 03/30/31 (Call 03/30/30), (1-day SOFR + 2.650%)(a)	738	648,799
3.55%, 08/18/25	1,208	1,179,552
4.14%, 12/03/29 (Call 12/03/28), (3-mo. SOFR + 1.292%)(a)	430	407,959
4.16%, 08/04/33 (Call 08/04/32), (1-day SOFR + 1.726%)(a)	437	394,841
4.42%, 05/13/33 (Call 05/13/32), (1-day SOFR + 1.605%)(a)	270	249,407
4.82%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.567%)(a)	750	708,034
4.99%, 03/18/27 (Call 02/18/27)	1,000	990,985
5.10%, 05/18/26 (Call 05/18/25), (1-day SOFR + 1.130%)(a)	565	561,361
5.16%, 05/18/34 (Call 05/18/33), (1-day SOFR + 1.890%)(a)	590	569,864
5.27%, 08/03/26 (Call 07/03/26)	650	648,276
5.68%, 11/21/29 (Call 11/21/28), (1-day SOFR + 1.484%)(a)	1,120	1,130,848
5.75%, 11/04/26 (Call 11/04/25), (1-day SOFR + 1.353%)(a)	1,008	1,010,011
5.82%, 11/04/28 (Call 11/04/27), (1-day SOFR + 1.715%)(a)	230	233,126
6.12%, 11/21/34 (Call 11/21/33), (1-day SOFR + 1.958%)(a)	620	630,237
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	255	249,069
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	280	259,086
1.40%, 09/17/26	1,345	1,221,397
1.47%, 07/08/25	1,110	1,056,601
1.71%, 01/12/31	625	489,242
1.90%, 09/17/28	1,390	1,194,832
2.13%, 07/08/30	1,317	1,077,352
2.14%, 09/23/30	1,227	991,085
2.17%, 01/14/27	355	325,616
2.22%, 09/17/31	745	591,524
2.30%, 01/12/41	635	411,362
2.47%, 01/14/29	200	175,202
2.63%, 07/14/26	1,320	1,242,093
2.72%, 09/27/29	595	516,580
2.75%, 01/15/30	1,595	1,374,232
Security	Par (000)	Value
Banks (continued)
2.93%, 09/17/41	$465	$329,486
3.01%, 10/19/26	390	367,213
3.04%, 07/16/29	2,683	2,378,610
3.05%, 01/14/42(c)	605	436,662
3.20%, 09/17/29	844	750,069
3.35%, 10/18/27	1,297	1,209,156
3.36%, 07/12/27	454	426,096
3.45%, 01/11/27	888	843,278
3.54%, 01/17/28	1,515	1,419,399
3.78%, 03/09/26	865	838,160
3.94%, 07/19/28	1,008	951,064
4.31%, 10/16/28	155	149,254
5.46%, 01/13/26	1,070	1,067,287
5.52%, 01/13/28	990	991,505
5.71%, 01/13/30	770	774,332
5.72%, 09/14/28	1,415	1,427,516
5.77%, 01/13/33	1,620	1,633,088
5.78%, 07/13/33	630	634,342
5.80%, 07/13/28	410	413,927
5.81%, 09/14/33	870	879,793
5.85%, 07/13/30	450	454,888
5.88%, 07/13/26	400	402,358
6.18%, 07/13/43(c)	750	790,497
Sumitomo Mitsui Trust Bank Ltd.
1.05%, 09/12/25(b)(c)	1,280	1,202,148
1.35%, 09/16/26(b)	650	588,865
1.55%, 03/25/26(b)	860	797,859
2.80%, 03/10/27(b)	475	440,833
4.80%, 09/15/25(b)	300	296,343
4.95%, 09/15/27(b)	470	461,107
5.20%, 03/07/27(b)	400	395,953
5.20%, 03/07/29(b)	345	340,146
5.35%, 03/07/34(b)	445	436,562
5.50%, 03/09/28(b)	540	540,377
5.55%, 09/14/28(b)	740	739,891
5.65%, 03/09/26(b)	985	985,635
5.65%, 09/14/26(b)	550	549,957
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26), (1-year CMT + 0.630%)(a)(b)	1,030	938,502
3.65%, 06/10/25(b)	785	768,618
3.95%, 06/10/27(b)	925	885,659
5.50%, 06/15/28(b)	375	372,307
Swedbank AB
1.54%, 11/16/26(b)	1,120	1,017,338
5.34%, 09/20/27(b)	660	652,797
5.41%, 03/14/29(b)	430	423,584
5.47%, 06/15/26(b)	470	468,558
6.14%, 09/12/26(b)	335	337,144
Synchrony Bank
5.40%, 08/22/25 (Call 07/22/25)	975	962,472
5.63%, 08/23/27 (Call 07/23/27)	554	542,272
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	450	429,536
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)	290	284,543
TC Ziraat Bankasi AS
5.38%, 03/02/26(d)	600	583,731
8.00%, 01/16/29(d)	400	403,292
8.99%, 08/02/34 (Call 05/02/29), (5-year CMT + 4.327%)(a)(b)	200	200,957
9.50%, 08/01/26(d)	400	419,654

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26), (5-year CMT + 3.150%)(a)	$325	$290,452
Toronto-Dominion Bank (The)
0.75%, 09/11/25	1,145	1,074,483
0.75%, 01/06/26	1,107	1,024,443
1.15%, 06/12/25	1,136	1,082,691
1.20%, 06/03/26	1,055	966,199
1.25%, 09/10/26	1,157	1,049,421
1.95%, 01/12/27(c)	745	683,432
2.00%, 09/10/31	1,725	1,368,406
2.45%, 01/12/32	660	532,413
2.80%, 03/10/27	1,480	1,377,050
3.20%, 03/10/32	890	758,846
3.63%, 09/15/31 (Call 09/15/26), (5-year USD Swap + 2.205%)(a)	2,025	1,922,497
3.77%, 06/06/25	845	828,605
4.11%, 06/08/27	1,070	1,029,081
4.46%, 06/08/32	1,848	1,714,917
4.69%, 09/15/27	1,200	1,172,085
4.98%, 04/05/27	750	740,488
4.99%, 04/05/29	750	734,646
5.10%, 01/09/26	120	119,555
5.16%, 01/10/28	480	475,578
5.26%, 12/11/26	840	836,427
5.52%, 07/17/28	1,240	1,244,519
5.53%, 07/17/26	1,195	1,195,369
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	912	739,043
3.30%, 05/15/26 (Call 04/15/26)	1,020	971,898
3.63%, 09/16/25 (Call 08/16/25)	1,246	1,208,879
3.80%, 10/30/26 (Call 09/30/26)	990	945,209
4.05%, 11/03/25 (Call 09/03/25)	1,098	1,075,351
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	905	788,982
1.20%, 08/05/25 (Call 07/03/25)	388	366,534
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(a)	235	216,597
1.89%, 06/07/29 (Call 06/07/28), (1-day SOFR + 0.862%)(a)	970	828,598
1.95%, 06/05/30 (Call 03/05/30)	1,175	949,511
3.70%, 06/05/25 (Call 05/05/25)	620	606,282
3.88%, 03/19/29 (Call 02/16/29)	985	901,950
4.00%, 05/01/25 (Call 03/01/25)	970	953,699
4.12%, 06/06/28 (Call 06/06/27), (1-day SOFR + 1.368%)(a)	705	673,286
4.26%, 07/28/26 (Call 07/28/25), (1-day SOFR + 1.456%)(a)	600	588,658
4.87%, 01/26/29 (Call 01/26/28), (1-day SOFR + 1.435%)(a)	1,795	1,740,346
4.92%, 07/28/33 (Call 07/28/32), (1-day SOFR + 2.240%)(a)	1,195	1,076,310
5.12%, 01/26/34 (Call 01/26/33), (1-day SOFR + 1.852%)(a)	2,215	2,061,439
5.44%, 01/24/30 (Call 01/24/29), (1-day SOFR + 1.620%)(a)	745	729,385
5.71%, 01/24/35 (Call 01/24/34), (1-day SOFR + 1.922%)(a)	1,075	1,043,232
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(a)	1,190	1,167,925
5.90%, 10/28/26 (Call 10/28/25), (1-day SOFR + 1.626%)(a)	1,230	1,229,597
Security	Par (000)	Value
Banks (continued)
6.05%, 06/08/27 (Call 06/08/26), (1-day SOFR + 2.050%)(a)	$805	$809,020
6.12%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.300%)(a)	975	973,853
7.16%, 10/30/29 (Call 10/30/28), (1-day SOFR + 2.446%)(a)	315	329,726
Turkiye Garanti Bankasi AS, 8.38%, 02/28/34 (Call 02/28/29), (5-year CMT + 4.090%)(a)(b)	400	397,648
Turkiye Vakiflar Bankasi TAO
6.50%, 01/08/26(d)	600	596,861
9.00%, 10/12/28(d)	800	835,015
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	1,811	1,418,366
1.45%, 05/12/25 (Call 04/11/25)	1,040	998,207
2.22%, 01/27/28 (Call 01/27/27), (1-day SOFR + 0.730%)(a)	485	442,961
2.49%, 11/03/36 (Call 11/03/31), (5-year CMT + 0.950%)(a)	1,310	997,561
2.68%, 01/27/33 (Call 01/27/32), (1-day SOFR + 1.020%)(a)	875	700,818
3.00%, 07/30/29 (Call 04/30/29)	1,139	997,637
3.10%, 04/27/26 (Call 03/27/26)	1,409	1,344,301
3.90%, 04/26/28 (Call 03/24/28)	1,714	1,623,289
3.95%, 11/17/25 (Call 10/17/25)	1,089	1,062,732
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(a)	1,070	1,034,906
4.65%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.230%)(a)	1,020	983,321
4.84%, 02/01/34 (Call 02/01/33), (1-day SOFR + 1.600%)(a)	1,310	1,208,815
4.97%, 07/22/33 (Call 07/22/32), (1-day SOFR + 2.110%)(a)	1,385	1,276,247
5.38%, 01/23/30 (Call 01/23/29), (1-day SOFR + 1.560%)(a)	1,220	1,201,975
5.68%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.860%)(a)	1,935	1,890,659
5.73%, 10/21/26 (Call 10/21/25), (1-day SOFR + 1.430%)(a)	1,305	1,304,447
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(a)	615	615,482
5.84%, 06/12/34 (Call 06/10/33), (1-day SOFR + 2.260%)(a)	1,095	1,081,439
5.85%, 10/21/33 (Call 10/21/32), (1-day SOFR + 2.090%)(a)	1,340	1,329,187
6.79%, 10/26/27 (Call 10/26/26), (1-day SOFR + 1.880%)(a)	300	307,677
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,623	1,522,191
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,223	1,151,185
UBS AG/London
1.25%, 06/01/26	1,940	1,775,539
4.50%, 06/26/48	1,502	1,267,284
5.65%, 09/11/28	610	612,859
5.80%, 09/11/25	565	566,671
UBS Group AG
1.31%, 02/02/27 (Call 02/02/26), (1-day SOFR + 0.980%)(a)(b)	3,580	3,299,869
1.36%, 01/30/27 (Call 01/30/26), (1-year CMT + 1.080%)(a)(b)	2,028	1,871,710
1.49%, 08/10/27 (Call 08/10/26), (1-year CMT + 0.850%)(a)(b)	1,535	1,389,880
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.10%, 02/11/32 (Call 02/11/31), (1-year CMT + 1.000%)(a)(b)	$615	$479,966
2.19%, 06/05/26 (Call 06/05/25), (1-day SOFR + 2.044%)(a)(b)	1,569	1,504,952
2.75%, 02/11/33 (Call 02/11/32), (1-year CMT + 1.100%)(a)(b)	1,480	1,174,536
3.09%, 05/14/32 (Call 05/14/31), (1-day SOFR + 1.730%)(a)(b)	1,680	1,391,083
3.13%, 08/13/30 (Call 08/13/29), (3-mo. LIBOR US + 1.468%)(a)(b)	1,775	1,554,142
3.18%, 02/11/43 (Call 02/11/42), (1-year CMT + 1.100%)(a)(b)	1,458	1,010,611
3.87%, 01/12/29 (Call 01/12/28), (3-mo. LIBOR US + 1.410%)(a)(b)	2,037	1,899,093
4.13%, 09/24/25(b)	2,030	1,980,575
4.13%, 04/15/26(b)	2,308	2,235,858
4.19%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.730%)(a)(b)	2,485	2,261,606
4.25%, 03/23/28 (Call 03/23/27)(b)	1,770	1,676,498
4.28%, 01/09/28 (Call 01/09/27)(b)	1,510	1,433,316
4.49%, 05/12/26 (Call 05/12/25), (1-year CMT + 1.550%)(a)(b)	470	462,589
4.55%, 04/17/26	1,763	1,723,974
4.70%, 08/05/27 (Call 08/05/26), (1-year CMT + 2.050%)(a)(b)	1,290	1,258,904
4.75%, 05/12/28 (Call 05/12/27), (1-year CMT + 1.750%)(a)(b)	1,190	1,152,055
4.88%, 05/15/45	2,127	1,868,140
4.99%, 08/05/33 (Call 08/05/32), (1-year CMT + 2.400%)(a)(b)	1,285	1,197,003
5.43%, 02/08/30 (Call 02/08/29), (1-year CMT + 1.520%)(a)(b)	3,440	3,382,364
5.70%, 02/08/35 (Call 02/08/34), (1-year CMT + 1.770%)(a)(b)	1,505	1,459,987
5.71%, 01/12/27 (Call 01/12/26), (1-year CMT + 1.550%)(a)(b)	1,370	1,366,222
5.96%, 01/12/34 (Call 01/12/33), (1-year CMT + 2.200%)(a)(b)	1,540	1,526,535
6.25%, 09/22/29 (Call 09/22/28), (1-year CMT + 1.800%)(a)(b)	1,710	1,735,053
6.30%, 09/22/34 (Call 09/22/33), (1-year CMT + 2.000%)(a)(b)	2,370	2,404,053
6.33%, 12/22/27 (Call 12/22/26), (1-year CMT + 1.600%)(a)(b)	1,745	1,764,028
6.37%, 07/15/26 (Call 07/15/25), (1-day SOFR + 3.340%)(a)(b)	1,490	1,495,034
6.44%, 08/11/28 (Call 08/11/27), (1-day SOFR + 3.700%)(a)(b)	1,460	1,483,313
6.54%, 08/12/33 (Call 08/12/32), (1-day SOFR + 3.920%)(a)(b)	2,160	2,211,274
9.02%, 11/15/33 (Call 11/15/32), (1-day SOFR + 5.020%)(a)(b)	1,490	1,762,550
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26), (1-year CMT + 1.200%)(a)(b)	575	529,502
2.57%, 09/22/26 (Call 09/22/25), (1-year CMT + 2.300%)(a)(b)	821	783,037
3.13%, 06/03/32 (Call 06/03/31), (1-year CMT + 1.550%)(a)(b)	498	411,495
4.63%, 04/12/27(b)	1,050	1,016,090
Security	Par (000)	Value
Banks (continued)
5.46%, 06/30/35 (Call 06/30/30), (5-year CMT + 4.750%)(a)(b)	$1,350	$1,240,928
5.86%, 06/19/32 (Call 06/19/27), (5-year USD ICE Swap + 3.703%)(a)(b)	910	880,758
7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(b)	1,215	1,226,941
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	188,912
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	340	313,937
1.75%, 03/16/31 (Call 03/16/26), (5-year CMT + 1.520%)(a)(d)	600	556,324
2.00%, 10/14/31 (Call 10/14/26), (5-year CMT + 1.230%)(a)(b)	131	119,550
3.86%, 10/07/32 (Call 10/07/27), (5-year CMT + 1.450%)(a)(b)	200	188,238
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.360%)(a)(c)	325	242,434
Wachovia Corp.
5.50%, 08/01/35	2,517	2,433,036
7.57%, 08/01/26(g)	280	290,087
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(c)	303	273,306
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27), (1-day SOFR + 2.100%)(a)	2,628	2,388,024
2.57%, 02/11/31 (Call 02/11/30), (3-mo. SOFR + 1.262%)(a)	3,282	2,776,965
2.88%, 10/30/30 (Call 10/30/29), (3-mo. SOFR + 1.432%)(a)	2,660	2,309,067
3.00%, 04/22/26	3,164	3,018,120
3.00%, 10/23/26	2,417	2,273,899
3.07%, 04/30/41 (Call 04/30/40), (1-day SOFR + 2.530%)(a)	2,965	2,106,569
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(a)	2,200	2,089,349
3.35%, 03/02/33 (Call 03/02/32), (1-day SOFR + 1.500%)(a)	3,055	2,578,157
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(a)	4,015	3,788,206
3.55%, 09/29/25	2,005	1,950,223
3.58%, 05/22/28 (Call 05/22/27), (3-mo. SOFR + 1.572%)(a)	2,775	2,612,186
3.90%, 05/01/45	2,262	1,748,749
4.10%, 06/03/26	1,343	1,301,356
4.15%, 01/24/29 (Call 10/24/28)	2,870	2,714,446
4.30%, 07/22/27	2,889	2,783,863
4.40%, 06/14/46	1,817	1,436,982
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(a)	1,860	1,747,787
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(a)	890	875,901
4.61%, 04/25/53 (Call 04/25/52), (1-day SOFR + 2.130%)(a)	2,570	2,139,096
4.65%, 11/04/44	2,054	1,710,126
4.75%, 12/07/46	1,645	1,372,832
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(a)	2,010	1,958,855
4.90%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.100%)(a)	3,795	3,565,669
4.90%, 11/17/45	2,090	1,785,333

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.01%, 04/04/51 (Call 04/04/50), (3-mo. SOFR + 4.502%)(a)	$4,595	$4,083,196
5.20%, 01/23/30 (Call 01/22/29), (1-day SOFR + 1.500%)(a)	3,035	2,974,073
5.38%, 02/07/35	960	952,821
5.38%, 11/02/43	1,807	1,660,943
5.39%, 04/24/34 (Call 04/24/33), (1-day SOFR + 2.020%)(a)	2,570	2,478,594
5.50%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.780%)(a)	2,400	2,331,223
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(a)	2,625	2,557,417
5.57%, 07/25/29 (Call 07/25/28), (1-day SOFR + 1.740%)(a)	3,280	3,269,497
5.61%, 01/15/44	2,913	2,751,660
5.71%, 04/22/28 (Call 04/22/27), (1-day SOFR +1.070%)(a)	2,025	2,027,011
5.95%, 12/01/86 (Call 12/15/36)	708	696,324
6.00%, 10/28/25 (Call 10/28/24)(c)	15	15,023
6.30%, 10/23/29 (Call 10/23/28), (1-day SOFR + 1.790%)(a)	1,915	1,961,850
6.49%, 10/23/34 (Call 10/23/33), (1-day SOFR + 2.060%)(a)	3,115	3,243,090
Series B, 7.95%, 11/15/29	1,051	1,152,275
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/14/25)	1,790	1,770,896
5.25%, 12/11/26 (Call 11/10/26)	2,155	2,143,951
5.45%, 08/07/26 (Call 07/07/26)	2,350	2,348,615
5.55%, 08/01/25 (Call 07/01/25)	2,520	2,521,170
5.85%, 02/01/37	695	693,633
5.95%, 08/26/36	240	238,433
6.60%, 01/15/38	953	1,002,972
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (3-mo. SOFR + 2.250%)(a)	540	461,046
Western Alliance Bank, 5.25%, 06/01/30 (Call 06/01/25), (3-mo. SOFR + 5.120%)(a)	190	181,857
Westpac Banking Corp.
1.15%, 06/03/26	1,400	1,284,764
1.95%, 11/20/28	1,045	905,180
2.15%, 06/03/31	570	465,172
2.65%, 01/16/30	982	856,618
2.67%, 11/15/35 (Call 11/15/30), (5-year CMT + 1.750%)(a)	950	767,121
2.70%, 08/19/26	1,004	947,749
2.85%, 05/13/26	1,119	1,066,349
2.96%, 11/16/40	1,019	687,570
3.02%, 11/18/36 (Call 11/18/31), (5-year CMT + 1.530%)(a)	1,015	816,311
3.13%, 11/18/41	1,130	770,226
3.35%, 03/08/27	964	915,756
3.40%, 01/25/28	715	669,655
4.04%, 08/26/27	300	289,837
4.11%, 07/24/34 (Call 07/24/29), (5-year CMT + 2.000%)(a)	1,320	1,200,929
4.32%, 11/23/31 (Call 11/23/26), (5-year USD ICE Swap + 2.236%)(a)	1,045	1,001,654
4.42%, 07/24/39	945	803,710
5.41%, 08/10/33 (Call 08/10/32), (1-year CMT + 2.680%)(a)	675	648,970
5.46%, 11/18/27	1,790	1,801,797
5.51%, 11/17/25	1,190	1,192,567
Security	Par (000)	Value
Banks (continued)
5.54%, 11/17/28	$950	$959,707
6.82%, 11/17/33	580	612,435
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	335	327,789
5.13%, 02/26/27(b)	730	722,206
5.20%, 02/28/29(b)	660	649,094
Wintrust Financial Corp., 4.85%, 06/06/29	65	58,333
Woori Bank
0.75%, 02/01/26(d)	800	735,378
4.75%, 01/24/27(d)	400	393,093
4.75%, 01/24/29(d)	400	390,027
4.88%, 01/26/28(d)	600	590,003
5.13%, 08/06/28(c)(d)	400	386,541
Yapi ve Kredi Bankasi A/S
7.88%, 01/22/31 (Call 01/22/26), (5-year CMT + 7.415%)(a)(d)	600	598,672
9.25%, 10/16/28(d)	1,000	1,060,048
9.25%, 01/17/34 (Call 01/17/29), (5-year CMT + 5.278%)(a)(d)	200	204,738
Zions Bancorp. NA, 3.25%, 10/29/29 (Call 07/29/29)	740	607,595
		1,760,438,566
Beverages — 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28 (Call 03/29/28)(d)	600	519,675
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	3,641	3,389,885
4.90%, 02/01/46 (Call 08/01/45)	7,081	6,378,857
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	1,072	929,403
4.70%, 02/01/36 (Call 08/01/35)	1,375	1,266,653
4.90%, 02/01/46 (Call 08/01/45)	1,716	1,524,080
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	1,775	1,617,104
3.75%, 07/15/42(c)	185	145,845
4.00%, 04/13/28 (Call 01/13/28)	2,222	2,139,880
4.35%, 06/01/40 (Call 12/01/39)	1,318	1,135,972
4.38%, 04/15/38 (Call 10/15/37)	1,335	1,181,825
4.44%, 10/06/48 (Call 04/06/48)	2,245	1,881,879
4.50%, 06/01/50 (Call 12/01/49)	260	223,454
4.60%, 04/15/48 (Call 10/15/47)	902	778,210
4.60%, 06/01/60 (Call 12/01/59)	50	41,919
4.75%, 01/23/29 (Call 10/23/28)	3,792	3,732,151
4.75%, 04/15/58 (Call 10/15/57)	687	592,330
4.90%, 01/23/31 (Call 10/23/30)	1,380	1,362,103
4.95%, 01/15/42	1,541	1,414,003
5.00%, 06/15/34 (Call 03/15/34)	560	541,396
5.45%, 01/23/39 (Call 07/23/38)	1,538	1,510,589
5.55%, 01/23/49 (Call 07/23/48)	2,724	2,683,255
5.80%, 01/23/59 (Call 07/23/58)	1,762	1,789,800
5.88%, 06/15/35	395	406,158
8.00%, 11/15/39	1,118	1,363,327
8.20%, 01/15/39	1,143	1,421,651
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(b)	705	660,434
4.45%, 05/15/25(d)	605	596,828
4.70%, 05/15/28 (Call 02/15/28)(d)	376	360,269
5.15%, 05/15/38 (Call 11/15/37)(d)	50	45,552
5.30%, 05/15/48 (Call 11/15/47)(d)	25	22,126
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Bacardi Ltd./Bacardi-Martini BV
5.25%, 01/15/29 (Call 12/15/28)(b)	$885	$860,984
5.90%, 06/15/43 (Call 12/15/42)(b)	105	100,233
Becle SAB de CV, 2.50%, 10/14/31(d)	800	618,461
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	261	222,349
4.50%, 07/15/45 (Call 01/15/45)	441	376,097
4.75%, 04/15/33 (Call 01/15/33)	400	383,140
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	1,009	942,291
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32 (Call 10/19/31)(d)	600	505,191
Coca-Cola Co. (The)
1.00%, 03/15/28	2,040	1,761,285
1.38%, 03/15/31	1,550	1,220,649
1.45%, 06/01/27	1,044	939,528
1.50%, 03/05/28	905	797,740
1.65%, 06/01/30	975	800,619
2.00%, 03/05/31	1,187	976,125
2.13%, 09/06/29	1,225	1,060,831
2.25%, 01/05/32	1,440	1,188,788
2.50%, 06/01/40	1,255	862,067
2.50%, 03/15/51	1,201	708,772
2.60%, 06/01/50	1,393	847,772
2.75%, 06/01/60	920	552,271
2.88%, 05/05/41	760	543,849
2.90%, 05/25/27	332	312,496
3.00%, 03/05/51	1,193	790,857
3.38%, 03/25/27	1,345	1,289,962
3.45%, 03/25/30	1,444	1,325,575
4.20%, 03/25/50	570	473,991
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	450	438,393
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	285	258,345
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	1,095	824,615
2.75%, 01/22/30 (Call 10/22/29)	1,282	1,107,706
5.25%, 11/26/43	245	234,096
Coca-Cola Icecek A/S, 4.50%, 01/20/29 (Call 10/20/28)(d)	400	368,395
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	910	728,217
2.88%, 05/01/30 (Call 02/01/30)	950	819,679
3.15%, 08/01/29 (Call 05/01/29)	966	862,060
3.50%, 05/09/27 (Call 02/09/27)	718	678,258
3.60%, 02/15/28 (Call 11/15/27)	1,193	1,116,683
3.70%, 12/06/26 (Call 09/06/26)	681	650,668
3.75%, 05/01/50 (Call 11/01/49)	435	312,000
4.10%, 02/15/48 (Call 08/15/47)	1,070	823,437
4.35%, 05/09/27 (Call 04/09/27)	570	551,860
4.40%, 11/15/25 (Call 09/15/25)	1,016	996,703
4.50%, 05/09/47 (Call 11/09/46)	495	401,188
4.65%, 11/15/28 (Call 08/15/28)	410	396,391
4.75%, 12/01/25	620	610,951
4.75%, 05/09/32 (Call 02/09/32)	5	4,721
4.80%, 01/15/29 (Call 12/15/28)	435	423,497
4.90%, 05/01/33 (Call 02/01/33)	560	528,354
5.00%, 02/02/26 (Call 05/13/24)	583	576,861
5.25%, 11/15/48 (Call 05/15/48)	671	606,397
Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	$540	$510,187
2.00%, 04/29/30 (Call 01/29/30)	1,313	1,093,954
2.13%, 04/29/32 (Call 01/29/32)	1,008	800,690
3.88%, 05/18/28 (Call 02/18/28)	930	885,947
3.88%, 04/29/43 (Call 10/29/42)	165	132,469
5.20%, 10/24/25	770	767,381
5.30%, 10/24/27 (Call 09/24/27)	1,010	1,009,139
5.38%, 10/05/26 (Call 09/05/26)	930	930,712
5.50%, 01/24/33 (Call 10/24/32)	830	835,835
5.63%, 10/05/33 (Call 07/05/33)	805	819,560
5.88%, 09/30/36	281	291,213
Diageo Investment Corp.
4.25%, 05/11/42	365	310,592
7.45%, 04/15/35	300	343,478
Embotelladora Andina SA, 3.95%, 01/21/50 (Call 07/21/49)(d)	200	145,246
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	465	321,528
4.38%, 05/10/43	60	49,603
Heineken NV
3.50%, 01/29/28 (Call 10/29/27)(b)	1,465	1,376,980
4.00%, 10/01/42(b)	415	330,883
4.35%, 03/29/47 (Call 09/29/46)(b)(c)	630	517,850
JDE Peet's NV
1.38%, 01/15/27 (Call 12/15/26)(b)	705	628,740
2.25%, 09/24/31 (Call 06/24/31)(b)	610	475,559
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	330	268,889
2.55%, 09/15/26 (Call 06/15/26)	877	819,825
3.20%, 05/01/30 (Call 02/01/30)	998	883,018
3.35%, 03/15/51 (Call 09/15/50)	475	314,805
3.40%, 11/15/25 (Call 08/15/25)	390	377,267
3.43%, 06/15/27 (Call 03/15/27)	789	744,614
3.80%, 05/01/50 (Call 11/01/49)	735	536,165
3.95%, 04/15/29 (Call 02/15/29)	540	506,081
4.05%, 04/15/32 (Call 01/15/32)	629	571,515
4.42%, 05/25/25 (Call 03/25/25)	741	731,866
4.42%, 12/15/46 (Call 06/15/46)	1,205	982,364
4.50%, 11/15/45 (Call 05/15/45)	395	327,327
4.50%, 04/15/52 (Call 10/15/51)	836	680,951
4.60%, 05/25/28 (Call 02/25/28)	740	717,933
5.05%, 03/15/29 (Call 02/15/29)	325	320,125
5.09%, 05/25/48 (Call 11/25/47)	170	151,949
5.10%, 03/15/27 (Call 02/15/27)	325	322,669
5.30%, 03/15/34 (Call 12/15/33)	325	316,123
Series 10, 5.20%, 03/15/31 (Call 01/15/31)	535	522,815
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	2,104	1,995,818
4.20%, 07/15/46 (Call 01/15/46)	1,596	1,249,188
5.00%, 05/01/42	1,065	951,808
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	1,321	1,041,509
1.63%, 05/01/30 (Call 02/01/30)	1,110	910,587
1.95%, 10/21/31 (Call 07/21/31)	1,185	952,319
2.38%, 10/06/26 (Call 07/06/26)	1,197	1,121,776
2.63%, 03/19/27 (Call 01/19/27)	645	602,002
2.63%, 07/29/29 (Call 04/29/29)	1,092	972,851
2.63%, 10/21/41 (Call 04/21/41)	841	577,268
2.75%, 03/19/30 (Call 12/19/29)	1,595	1,401,623
2.75%, 10/21/51 (Call 04/21/51)	982	607,429

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.85%, 02/24/26 (Call 11/24/25)	$795	$763,348
2.88%, 10/15/49 (Call 04/15/49)	1,309	845,962
3.00%, 10/15/27 (Call 07/15/27)	1,315	1,228,058
3.38%, 07/29/49 (Call 01/29/49)	1,078	764,784
3.45%, 10/06/46 (Call 04/06/46)	998	731,870
3.50%, 07/17/25 (Call 04/17/25)	1,010	988,019
3.50%, 03/19/40 (Call 09/19/39)	160	126,117
3.60%, 02/18/28 (Call 01/18/28)	600	571,280
3.60%, 08/13/42	519	401,238
3.63%, 03/19/50 (Call 09/19/49)	1,060	787,974
3.88%, 03/19/60 (Call 09/19/59)	425	319,904
3.90%, 07/18/32 (Call 04/18/32)	1,280	1,172,755
4.00%, 03/05/42	660	560,337
4.00%, 05/02/47 (Call 11/02/46)	1,165	930,077
4.20%, 07/18/52 (Call 01/18/52)	590	482,254
4.45%, 05/15/28 (Call 04/15/28)	760	746,392
4.45%, 02/15/33 (Call 11/15/32)	565	549,311
4.45%, 04/14/46 (Call 10/14/45)	860	741,318
4.55%, 02/13/26 (Call 01/13/26)	768	759,874
4.65%, 02/15/53 (Call 08/15/52)	475	420,636
4.88%, 11/01/40	630	596,697
5.13%, 11/10/26 (Call 10/10/26)	625	624,739
5.25%, 11/10/25	625	625,587
7.00%, 03/01/29	925	1,002,246
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29 (Call 01/16/29)	495	481,652
4.65%, 02/16/27 (Call 01/16/27)	325	319,901
4.70%, 02/16/34 (Call 11/16/33)	325	309,481
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(b)	1,115	956,457
1.63%, 04/01/31 (Call 01/01/30)(b)	745	580,702
2.75%, 10/01/50 (Call 04/01/50)(b)	888	529,696
Pernod Ricard SA
3.25%, 06/08/26 (Call 03/08/26)(b)	1,245	1,191,291
5.50%, 01/15/42(b)	240	232,213
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 05/31/24)(b)	633	577,230
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 05/31/24)(b)(c)	685	614,392
		134,029,828
Biotechnology — 0.3%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	1,380	1,185,847
2.00%, 01/15/32 (Call 10/15/31)	975	765,874
2.20%, 02/21/27 (Call 12/21/26)	1,402	1,285,895
2.30%, 02/25/31 (Call 11/25/30)	1,073	884,558
2.45%, 02/21/30 (Call 11/21/29)	1,623	1,385,128
2.60%, 08/19/26 (Call 05/19/26)	1,247	1,171,561
2.77%, 09/01/53 (Call 03/01/53)	861	499,861
2.80%, 08/15/41 (Call 02/15/41)	1,635	1,118,694
3.00%, 02/22/29 (Call 12/22/28)	1,010	914,433
3.00%, 01/15/52 (Call 07/15/51)(c)	1,141	720,965
3.13%, 05/01/25 (Call 02/01/25)	1,229	1,198,221
3.15%, 02/21/40 (Call 08/21/39)	1,849	1,346,795
3.20%, 11/02/27 (Call 08/02/27)	1,032	962,289
3.35%, 02/22/32 (Call 11/22/31)	700	607,411
3.38%, 02/21/50 (Call 08/21/49)	1,927	1,315,167
4.05%, 08/18/29 (Call 06/18/29)	1,575	1,480,708
4.20%, 03/01/33 (Call 12/01/32)	790	715,268
4.20%, 02/22/52 (Call 08/22/51)	640	492,887
4.40%, 05/01/45 (Call 11/01/44)	2,022	1,658,719
Security	Par (000)	Value
Biotechnology (continued)
4.40%, 02/22/62 (Call 08/22/61)	$870	$667,593
4.56%, 06/15/48 (Call 12/15/47)	884	730,316
4.66%, 06/15/51 (Call 12/15/50)	2,902	2,413,330
4.88%, 03/01/53 (Call 09/01/52)	572	489,376
4.95%, 10/01/41	688	622,103
5.15%, 03/02/28 (Call 02/02/28)	2,885	2,859,523
5.15%, 11/15/41 (Call 05/15/41)	940	862,180
5.25%, 03/02/30 (Call 01/02/30)	2,425	2,404,530
5.25%, 03/02/33 (Call 12/02/32)	3,665	3,586,311
5.60%, 03/02/43 (Call 09/02/42)	2,955	2,850,336
5.65%, 06/15/42 (Call 12/15/41)	315	304,952
5.65%, 03/02/53 (Call 09/02/52)	3,360	3,231,891
5.75%, 03/15/40	280	277,300
5.75%, 03/02/63 (Call 09/02/62)	2,145	2,046,794
6.38%, 06/01/37	365	381,315
6.40%, 02/01/39	511	533,040
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	1,332	1,306,782
5.25%, 06/23/45 (Call 12/23/44)	575	531,151
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	1,513	1,249,272
3.15%, 05/01/50 (Call 11/01/49)	1,535	963,276
3.25%, 02/15/51 (Call 08/15/50)	621	401,250
4.05%, 09/15/25 (Call 06/15/25)	1,391	1,359,424
5.20%, 09/15/45 (Call 03/15/45)	555	496,261
Bio-Rad Laboratories Inc.
3.30%, 03/15/27 (Call 02/15/27)	580	545,024
3.70%, 03/15/32 (Call 12/15/31)	609	528,972
CSL Finance PLC
3.85%, 04/27/27 (Call 03/27/27)(b)	200	190,670
4.05%, 04/27/29 (Call 02/27/29)(b)	1,715	1,609,059
4.25%, 04/27/32 (Call 01/27/32)(b)	320	294,816
4.63%, 04/27/42 (Call 10/27/41)(b)	585	508,675
4.75%, 04/27/52 (Call 10/27/51)(b)	680	583,343
4.95%, 04/27/62 (Call 10/27/61)(b)	485	413,542
5.11%, 04/03/34 (Call 01/03/34)(b)	450	433,975
5.42%, 04/03/54 (Call 10/03/53)(b)	450	423,448
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 05/31/24)(b)(c)	340	171,209
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	1,075	941,252
1.65%, 10/01/30 (Call 07/01/30)	1,180	946,973
2.60%, 10/01/40 (Call 04/01/40)	1,513	1,011,972
2.80%, 10/01/50 (Call 04/01/50)	1,537	936,546
2.95%, 03/01/27 (Call 12/01/26)	1,545	1,451,535
3.65%, 03/01/26 (Call 12/01/25)	2,807	2,719,532
4.00%, 09/01/36 (Call 03/01/36)	1,840	1,580,856
4.15%, 03/01/47 (Call 09/01/46)	1,407	1,108,318
4.50%, 02/01/45 (Call 08/01/44)	1,513	1,272,065
4.60%, 09/01/35 (Call 03/01/35)	845	778,919
4.75%, 03/01/46 (Call 09/01/45)	1,886	1,634,892
4.80%, 04/01/44 (Call 10/01/43)	1,536	1,349,767
5.25%, 10/15/33 (Call 07/15/33)(c)	490	482,925
5.55%, 10/15/53 (Call 04/15/53)	575	558,714
5.65%, 12/01/41 (Call 06/01/41)	1,245	1,220,896
Illumina Inc.
2.55%, 03/23/31 (Call 12/23/30)	635	511,351
5.75%, 12/13/27 (Call 11/13/27)	1,145	1,144,775
5.80%, 12/12/25 (Call 11/12/25)	1,070	1,068,431
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	$965	$769,516
2.80%, 09/15/50 (Call 03/15/50)	1,107	648,929
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	1,008	949,246
1.75%, 09/02/27 (Call 07/02/27)	1,137	1,005,177
2.15%, 09/02/31 (Call 06/02/31)	470	368,373
2.20%, 09/02/30 (Call 06/02/30)	1,045	848,909
3.30%, 09/02/40 (Call 03/02/40)	955	672,569
3.35%, 09/02/51 (Call 03/02/51)	500	306,388
3.55%, 09/02/50 (Call 03/02/50)	1,220	786,857
Syngenta Group Finance Ltd., 5.00%, 04/19/26 (Call 03/19/26)(d)	650	641,071
		83,698,074
Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29 (Call 05/31/24)(b)(c)	510	355,272
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(b)(c)	455	479,133
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	380	348,386
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	1,142	995,200
5.00%, 03/01/30 (Call 03/01/25)(b)	506	473,018
6.38%, 06/15/32 (Call 06/15/27)(b)	650	644,437
6.38%, 03/01/34 (Call 03/01/29)(b)	880	863,621
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 08/01/24)(b)	665	654,531
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)	571	525,976
2.70%, 02/15/31 (Call 11/15/30)	300	252,624
2.72%, 02/15/30 (Call 11/15/29)	2,138	1,846,125
3.38%, 04/05/40 (Call 10/05/39)	1,306	977,958
3.58%, 04/05/50 (Call 10/05/49)	2,162	1,527,900
5.80%, 11/30/25	1,040	1,042,279
5.90%, 03/15/34 (Call 12/15/33)	515	526,238
6.20%, 03/15/54 (Call 09/15/53)	600	626,780
Cemex SAB de CV
3.88%, 07/11/31 (Call 07/11/26)(d)	900	782,803
5.20%, 09/17/30 (Call 09/17/25)(d)	600	569,213
5.45%, 11/19/29 (Call 11/19/24)(d)	800	775,792
9.13%, (Call 03/14/28), (5-year CMT + 4.907%)(a)(d)(i)	1,000	1,073,656
Cemex SAB De CV, 5.13%, (Call 06/08/26), (5-year CMT + 4.534%)(a)(d)(i)	800	768,830
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 05/31/24)(b)	329	278,351
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 05/31/24)(b)	455	410,011
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	65	61,287
3.95%, 04/04/28 (Call 01/04/28)(b)	1,745	1,657,272
4.40%, 05/09/47 (Call 11/09/46)(b)	20	16,108
4.50%, 04/04/48 (Call 10/04/47)(b)	515	418,692
CRH America Inc.
3.88%, 05/18/25 (Call 02/15/25)(b)	1,695	1,658,903
5.13%, 05/18/45 (Call 11/18/44)(b)	875	783,352
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	895	733,564
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 05/31/24)(b)	565	569,168
Security	Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30 (Call 06/15/26)(b)	$2,480	$2,462,486
Fortune Brands Innovations Inc.
3.25%, 09/15/29 (Call 06/15/29)	670	597,891
4.00%, 06/15/25 (Call 03/15/25)	590	577,320
4.00%, 03/25/32 (Call 12/25/31)	215	191,216
4.50%, 03/25/52 (Call 09/25/51)	395	306,160
5.88%, 06/01/33 (Call 03/01/33)	307	305,024
GCC SAB de CV, 3.61%, 04/20/32 (Call 01/20/32)(d)	400	337,408
Griffon Corp., 5.75%, 03/01/28 (Call 05/31/24)	848	816,565
Holcim Finance U.S. LLC
3.50%, 09/22/26 (Call 06/22/26)(b)	830	791,101
4.75%, 09/22/46 (Call 03/22/46)(b)	245	205,316
Huaxin Cement International Finance Co. Ltd., 2.25%, 11/19/25(d)	400	375,270
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 05/31/24)(b)	320	307,449
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/24)(b)(c)	232	226,319
4.88%, 12/15/27 (Call 05/31/24)(b)	345	327,433
Johnson Controls International PLC
3.90%, 02/14/26 (Call 11/14/25)	717	695,972
4.50%, 02/15/47 (Call 08/15/46)	558	452,483
4.63%, 07/02/44 (Call 01/02/44)	550	459,747
4.95%, 07/02/64 (Call 01/02/64)(g)	178	149,324
5.13%, 09/14/45 (Call 03/14/45)	472	419,535
6.00%, 01/15/36	394	402,874
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 5.50%, 04/19/29 (Call 03/19/29)	450	452,079
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	670	538,379
2.00%, 09/16/31 (Call 06/16/31)	420	330,398
4.90%, 12/01/32 (Call 09/01/32)	585	558,360
Knife River Corp., 7.75%, 05/01/31 (Call 05/01/26)(b)	395	410,716
Lafarge SA, 7.13%, 07/15/36	290	309,717
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	863	815,674
1.70%, 08/01/27 (Call 06/01/27)	330	292,681
5.50%, 09/15/28 (Call 08/15/28)	575	572,943
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 05/31/24)(b)	345	308,758
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	930	756,869
3.20%, 07/15/51 (Call 01/15/51)	845	557,369
3.45%, 06/01/27 (Call 03/01/27)	715	675,662
3.50%, 12/15/27 (Call 09/15/27)	504	471,209
4.25%, 12/15/47 (Call 06/15/47)	670	534,545
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	295	251,481
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)	430	370,268
2.00%, 10/01/30 (Call 07/01/30)	723	578,215
2.00%, 02/15/31 (Call 11/15/30)	697	555,103
3.13%, 02/15/51 (Call 08/15/50)	396	249,939
3.50%, 11/15/27 (Call 08/15/27)	356	330,211
4.50%, 05/15/47 (Call 11/15/46)	310	250,800
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(b)	360	315,337

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.38%, 02/01/28 (Call 05/31/24)(b)	$420	$420,332
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32 (Call 04/01/27)(b)	600	595,669
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	440	398,139
Mohawk Industries Inc.
3.63%, 05/15/30 (Call 02/15/30)(c)	520	466,189
5.85%, 09/18/28 (Call 08/18/28)	570	576,118
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	481	451,831
9.75%, 07/15/28 (Call 05/31/24)(b)	270	276,109
Oscar AcquisitionCo. LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)(c)	520	501,272
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	882	839,279
3.88%, 06/01/30 (Call 03/01/30)	545	497,519
3.95%, 08/15/29 (Call 05/15/29)	424	394,408
4.30%, 07/15/47 (Call 01/15/47)	1,390	1,086,650
4.40%, 01/30/48 (Call 07/30/47)	240	188,776
7.00%, 12/01/36	374	406,019
Sisecam UK PLC
8.25%, 05/02/29 (Call 05/02/26)(b)	400	407,572
8.63%, 05/02/32 (Call 05/02/27)(b)	400	405,742
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 05/31/24)(b)	935	904,782
8.88%, 11/15/31 (Call 11/15/26)(b)	970	1,021,216
St Marys Cement Inc./Canada, 5.75%, 04/02/34 (Call 01/02/34)(b)	200	195,514
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	986	812,086
4.38%, 07/15/30 (Call 07/15/25)(b)	1,436	1,272,364
4.75%, 01/15/28 (Call 05/31/24)(b)	890	838,174
5.00%, 02/15/27 (Call 05/31/24)(b)	790	760,568
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 05/13/24)(b)	615	591,111
6.50%, 03/15/27 (Call 05/13/24)(b)	348	347,739
7.25%, 01/15/31 (Call 01/15/27)(b)	710	729,288
Trane Technologies Financing Ltd.
3.50%, 03/21/26 (Call 01/21/26)	859	826,291
3.80%, 03/21/29 (Call 12/21/28)	1,017	949,726
4.50%, 03/21/49 (Call 09/21/48)	205	170,686
4.65%, 11/01/44 (Call 05/01/44)	160	138,246
5.25%, 03/03/33 (Call 12/03/32)	355	349,206
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	776	729,057
4.30%, 02/21/48 (Call 08/21/47)	235	188,933
5.75%, 06/15/43	438	435,234
Ultratech Cement Ltd., 2.80%, 02/16/31 (Call 08/16/30)(d)	400	329,194
Votorantim Cimentos International SA, 7.25%, 04/05/41(d)	400	433,409
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	915	822,537
3.90%, 04/01/27 (Call 01/01/27)	980	943,275
4.50%, 06/15/47 (Call 12/15/46)	794	654,235
4.70%, 03/01/48 (Call 09/01/47)	492	416,484
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	800	650,550
		67,011,615
Security	Par (000)	Value
Chemicals — 0.6%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 05/31/24)(b)	$455	$471,644
Air Liquide Finance SA
2.25%, 09/10/29 (Call 06/10/29)(b)	770	668,065
2.50%, 09/27/26 (Call 06/27/26)(b)	1,125	1,054,754
3.50%, 09/27/46 (Call 03/27/46)(b)	55	40,473
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	435	412,042
1.85%, 05/15/27 (Call 03/15/27)	591	537,724
2.05%, 05/15/30 (Call 02/15/30)	930	777,622
2.70%, 05/15/40 (Call 11/15/39)	1,343	929,702
2.80%, 05/15/50 (Call 11/15/49)	912	570,464
4.60%, 02/08/29 (Call 01/08/29)	960	937,565
4.75%, 02/08/31 (Call 12/08/30)	930	901,628
4.80%, 03/03/33 (Call 12/03/32)	635	609,769
4.85%, 02/08/34 (Call 11/08/33)	850	812,429
Albemarle Corp.
4.65%, 06/01/27 (Call 05/01/27)	210	204,019
5.05%, 06/01/32 (Call 03/01/32)(c)	980	919,025
5.45%, 12/01/44 (Call 06/01/44)	597	524,503
5.65%, 06/01/52 (Call 12/01/51)	210	183,430
Alpek SAB de CV
3.25%, 02/25/31 (Call 11/25/30)(d)	600	497,099
4.25%, 09/18/29 (Call 06/18/29)(d)	400	363,376
Ashland Inc.
3.38%, 09/01/31 (Call 06/01/31)(b)	420	348,910
6.88%, 05/15/43 (Call 02/15/43)	250	252,152
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(b)	725	460,160
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	355	181,675
Avient Corp.
5.75%, 05/15/25 (Call 05/31/24)(b)	500	497,571
7.13%, 08/01/30 (Call 08/01/25)(b)	650	658,313
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (Call 11/15/26)(b)	385	394,215
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 05/31/24)(b)	625	549,961
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 05/31/24)(b)	462	442,896
Bayport Polymers LLC, 5.14%, 04/14/32 (Call 01/14/32)(b)	65	59,152
Braskem America Finance Co., 7.13%, 07/22/41 (Call 01/22/41)(c)(d)	600	536,185
Braskem Idesa SAPI
6.99%, 02/20/32 (Call 02/20/27)(d)	1,000	750,852
7.45%, 11/15/29 (Call 11/15/24)(c)(d)	1,000	796,931
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(d)	1,000	891,315
4.50%, 01/31/30 (Call 10/31/29)(d)	1,200	1,012,388
5.88%, 01/31/50(d)	800	594,326
7.25%, 02/13/33 (Call 11/13/32)(d)	1,000	947,576
8.50%, 01/12/31 (Call 11/12/30)(d)	800	813,790
8.50%, 01/23/81 (Call 10/24/25), (5-year CMT + 8.220%)(a)(d)	400	391,966
Cabot Corp.
4.00%, 07/01/29 (Call 04/01/29)	450	416,873
5.00%, 06/30/32 (Call 03/30/32)	280	266,107
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	435	394,628
6.17%, 07/15/27 (Call 06/15/27)	1,760	1,771,542
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
6.33%, 07/15/29 (Call 05/15/29)	$680	$689,989
6.35%, 11/15/28 (Call 10/15/28)	985	1,000,872
6.38%, 07/15/32 (Call 04/15/32)	890	899,248
6.55%, 11/15/30 (Call 09/15/30)	1,150	1,178,134
6.70%, 11/15/33 (Call 08/15/33)	635	655,773
CF Industries Inc.
4.50%, 12/01/26(b)	760	735,360
4.95%, 06/01/43	1,211	1,036,242
5.15%, 03/15/34	715	673,955
5.38%, 03/15/44	625	560,242
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	562	481,837
5.38%, 05/15/27 (Call 02/15/27)	415	392,489
5.75%, 11/15/28 (Call 05/13/24)(b)	720	661,258
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)	785	746,619
3.70%, 06/01/28 (Call 03/01/28)(b)	270	254,374
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	600	569,725
3.00%, 09/22/30(d)	1,000	862,415
3.88%, 06/19/29(d)	600	556,894
4.13%, 07/19/27(d)	1,400	1,342,742
5.13%, 03/14/28(d)	1,350	1,332,038
Consolidated Energy Finance SA
5.63%, 10/15/28 (Call 10/15/24)(b)	460	388,993
6.50%, 05/15/26 (Call 05/13/24)(b)	200	189,141
12.00%, 02/15/31 (Call 02/15/27)(b)	515	532,959
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	480	447,235
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	870	713,985
3.60%, 11/15/50 (Call 05/15/50)	1,111	764,622
4.25%, 10/01/34 (Call 04/01/34)	697	623,895
4.38%, 11/15/42 (Call 05/15/42)	1,153	935,851
4.63%, 10/01/44 (Call 04/01/44)	566	472,297
4.80%, 11/30/28 (Call 08/30/28)	1,095	1,070,308
4.80%, 05/15/49 (Call 11/15/48)	544	452,913
5.15%, 02/15/34 (Call 11/15/33)	595	572,370
5.25%, 11/15/41 (Call 05/15/41)	988	896,201
5.55%, 11/30/48 (Call 05/30/48)	825	769,029
5.60%, 02/15/54 (Call 08/15/53)	450	425,097
6.30%, 03/15/33 (Call 12/15/32)(c)	625	652,031
6.90%, 05/15/53 (Call 11/15/52)	830	910,327
7.38%, 11/01/29	975	1,059,684
9.40%, 05/15/39	431	559,164
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	1,752	1,722,830
4.73%, 11/15/28 (Call 08/15/28)	2,823	2,767,691
5.32%, 11/15/38 (Call 05/15/38)	1,736	1,645,693
5.42%, 11/15/48 (Call 05/15/48)	1,061	989,808
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	447	428,078
4.65%, 10/15/44 (Call 04/15/44)	974	792,344
4.80%, 09/01/42 (Call 03/01/42)	920	777,359
5.63%, 02/20/34 (Call 11/20/33)	315	306,855
5.75%, 03/08/33 (Call 12/08/32)	300	296,640
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	683	535,111
1.65%, 02/01/27 (Call 01/01/27)	100	91,041
2.13%, 02/01/32 (Call 11/01/31)	1,095	882,016
Security	Par (000)	Value
Chemicals (continued)
2.13%, 08/15/50 (Call 02/15/50)	$885	$477,533
2.70%, 11/01/26 (Call 08/01/26)	805	759,254
2.70%, 12/15/51 (Call 06/15/51)	518	312,054
2.75%, 08/18/55 (Call 02/18/55)	474	279,240
3.25%, 12/01/27 (Call 09/01/27)	224	209,689
3.95%, 12/01/47 (Call 06/01/47)	385	305,099
4.80%, 03/24/30 (Call 12/24/29)	865	848,068
5.25%, 01/15/28 (Call 12/15/27)	581	581,995
5.50%, 12/08/41	50	49,285
EIDP Inc.
1.70%, 07/15/25 (Call 06/15/25)	575	549,599
2.30%, 07/15/30 (Call 04/15/30)	587	493,512
4.50%, 05/15/26 (Call 04/15/26)	140	137,366
4.80%, 05/15/33 (Call 02/15/33)	105	99,896
Element Solutions Inc., 3.88%, 09/01/28 (Call 05/31/24)(b)	715	644,294
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	423	398,028
3.45%, 10/01/29 (Call 07/01/29)	656	581,536
4.50%, 10/01/49 (Call 04/01/49)	490	358,995
5.15%, 05/18/26 (Call 04/18/26)	380	375,289
5.65%, 05/18/33 (Call 02/18/33)(c)	600	574,530
6.38%, 05/18/53 (Call 11/18/52)	550	522,244
GC Treasury Center Co. Ltd.
2.98%, 03/18/31 (Call 12/18/30)(d)	1,200	999,437
4.30%, 03/18/51 (Call 09/18/50)(d)	300	226,771
GPD Companies Inc., 10.13%, 04/01/26 (Call 05/31/24)(b)	415	390,656
Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, 07/18/29(d)	400	392,329
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	300	285,849
4.25%, 10/15/28 (Call 05/31/24)	290	267,785
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/31/24)(b)	340	295,751
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	648	524,957
4.50%, 05/01/29 (Call 02/01/29)	779	726,730
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(b)(d)	753	678,567
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 05/31/24)(b)	369	360,826
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(b)	400	393,160
7.50%, 04/15/29 (Call 04/15/26)(b)(c)	590	593,946
INEOS Quattro Finance 2 PLC
3.38%, 01/15/26 (Call 05/31/24)(b)	200	189,763
9.63%, 03/15/29 (Call 11/15/25)(b)	360	380,188
Ingevity Corp., 3.88%, 11/01/28 (Call 05/31/24)(b)	510	454,365
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 05/31/24)(b)(c)	275	237,652
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(b)	843	789,324
1.83%, 10/15/27 (Call 08/15/27)(b)	1,295	1,135,947
2.30%, 11/01/30 (Call 08/01/30)(b)	1,108	898,967
3.27%, 11/15/40 (Call 05/15/40)(b)	245	166,939
3.47%, 12/01/50 (Call 06/01/50)(b)	725	458,247
4.38%, 06/01/47 (Call 12/01/46)	876	644,775
4.45%, 09/26/28 (Call 06/26/28)	275	261,789
5.00%, 09/26/48 (Call 03/26/48)	925	762,684

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Iris Holdings Inc., 8.75%, 02/15/26 (Call 05/31/24), (9.50% PIK)(b)(h)	$175	$148,029
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26 (Call 05/31/24), (10.00% PIK)(b)(h)	177	147,428
LG Chem Ltd.
1.38%, 07/07/26(d)	600	545,609
2.38%, 07/07/31(d)	400	322,245
3.63%, 04/15/29(d)	400	364,620
4.38%, 07/14/25(d)	200	196,182
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	555	438,714
2.00%, 08/10/50 (Call 02/10/50)	705	366,861
3.20%, 01/30/26 (Call 10/30/25)	389	375,125
3.55%, 11/07/42 (Call 05/07/42)	291	223,680
4.70%, 12/05/25 (Call 11/05/25)	560	555,428
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)	290	270,116
Lubrizol Corp. (The), 6.50%, 10/01/34	470	511,238
LYB Finance Co. BV, 8.10%, 03/15/27(b)	430	451,733
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	1,049	889,860
5.25%, 07/15/43	577	513,262
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	30	28,405
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	570	534,468
2.25%, 10/01/30 (Call 07/01/30)	595	491,800
3.38%, 10/01/40 (Call 04/01/40)	645	462,453
3.63%, 04/01/51 (Call 10/01/50)	1,016	683,254
3.80%, 10/01/60 (Call 04/01/60)	695	457,862
4.20%, 10/15/49 (Call 04/15/49)	865	645,214
4.20%, 05/01/50 (Call 11/01/49)	969	720,119
5.50%, 03/01/34 (Call 12/01/33)	690	669,447
5.63%, 05/15/33 (Call 02/15/33)	460	456,820
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	585	458,621
Mativ Holdings Inc., 6.88%, 10/01/26 (Call 05/31/24)(b)	240	236,556
MEGlobal BV
2.63%, 04/28/28 (Call 01/28/28)(d)	600	527,565
4.25%, 11/03/26(d)	1,100	1,050,365
MEGlobal Canada ULC
5.00%, 05/18/25(d)	800	789,110
5.88%, 05/18/30(d)	600	594,176
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)	620	596,080
5.25%, 12/15/29 (Call 09/15/29)	631	598,625
5.65%, 12/01/44 (Call 06/01/44)	270	228,452
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 05/13/24)(b)	380	362,006
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	870	830,455
4.88%, 11/15/41 (Call 05/15/41)	465	398,949
5.38%, 11/15/28 (Call 10/15/28)	940	931,799
5.45%, 11/15/33 (Call 05/15/33)	609	588,616
5.63%, 11/15/43 (Call 05/15/43)	340	312,803
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	840	690,216
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)(c)	340	311,301
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	$946	$824,384
3.95%, 05/13/50 (Call 11/13/49)	395	290,001
4.00%, 12/15/26 (Call 09/15/26)	898	864,228
4.13%, 03/15/35 (Call 09/15/34)	239	208,871
4.20%, 04/01/29 (Call 01/01/29)	698	658,636
4.90%, 03/27/28 (Call 02/27/28)	665	651,020
4.90%, 06/01/43 (Call 12/01/42)	189	163,608
5.00%, 04/01/49 (Call 10/01/48)	571	491,348
5.25%, 01/15/45 (Call 07/15/44)	573	513,926
5.63%, 12/01/40	175	165,701
5.80%, 03/27/53 (Call 09/27/52)	530	512,299
5.88%, 12/01/36	405	404,289
5.95%, 11/07/25	575	577,872
6.13%, 01/15/41 (Call 07/15/40)	165	164,003
OCI NV
4.63%, 10/15/25 (Call 05/31/24)(b)	703	685,895
6.70%, 03/16/33 (Call 12/16/32)(b)	305	292,902
OCP SA
3.75%, 06/23/31 (Call 03/23/31)(d)	800	665,332
4.50%, 10/22/25(d)	400	390,816
5.13%, 06/23/51 (Call 12/23/50)(d)	800	578,039
6.75%, 05/02/34 (Call 02/02/34)(b)	1,000	985,645
6.88%, 04/25/44(d)	400	367,798
7.50%, 05/02/54 (Call 11/02/53)(b)	600	583,584
Olin Corp.
5.00%, 02/01/30 (Call 05/31/24)	459	428,370
5.13%, 09/15/27 (Call 05/31/24)	461	445,227
5.63%, 08/01/29 (Call 08/01/24)	600	578,404
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	725	653,205
6.25%, 10/01/29 (Call 10/01/24)(b)(c)	380	341,548
7.13%, 10/01/27 (Call 10/01/24)(b)	245	247,977
9.75%, 11/15/28 (Call 06/01/25)(b)	1,425	1,513,357
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(d)	405	371,888
2.88%, 05/11/31 (Call 02/11/31)(d)	400	324,887
4.00%, 10/04/27 (Call 07/04/27)(d)	400	372,900
5.50%, 01/15/48 (Call 07/15/47)(d)	600	504,475
5.88%, 09/17/44(c)(d)	600	534,110
6.75%, 09/19/42(d)	400	390,277
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/31/24)(b)(c)	230	62,896
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	475	438,452
2.55%, 06/15/30 (Call 03/15/30)	20	17,068
2.80%, 08/15/29 (Call 05/15/29)	215	188,945
3.75%, 03/15/28 (Call 12/15/27)	331	313,243
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(b)(c)	345	358,812
Rayonier AM Products Inc., 7.63%, 01/15/26 (Call 05/16/24)(b)	433	384,608
Rohm & Haas Co., 7.85%, 07/15/29	25	27,300
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	245	201,376
3.75%, 03/15/27 (Call 12/15/26)	695	658,551
4.25%, 01/15/48 (Call 07/15/47)(c)	195	154,117
4.55%, 03/01/29 (Call 12/01/28)	865	822,474
5.25%, 06/01/45 (Call 12/01/44)	140	126,313
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
SABIC Capital I BV
2.15%, 09/14/30 (Call 06/14/30)(d)	$400	$329,187
3.00%, 09/14/50 (Call 03/14/50)(d)	600	404,746
SABIC Capital II BV, 4.50%, 10/10/28(d)	800	771,229
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)	600	564,863
5.50%, 03/18/31 (Call 03/18/30)	800	663,164
6.50%, 09/27/28 (Call 06/27/28)(c)	600	568,449
8.75%, 05/03/29 (Call 03/03/29)(d)	800	805,627
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/31/24)(b)	979	910,229
6.63%, 05/01/29 (Call 05/31/24)(b)(c)	630	580,924
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 05/31/24)(b)	605	581,096
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	525	416,292
2.30%, 05/15/30 (Call 02/15/30)	510	426,673
2.90%, 03/15/52 (Call 09/15/51)	580	353,449
2.95%, 08/15/29 (Call 05/15/29)	1,344	1,191,071
3.30%, 05/15/50 (Call 11/15/49)	330	219,191
3.45%, 08/01/25 (Call 05/01/25)	508	493,806
3.45%, 06/01/27 (Call 03/01/27)	1,656	1,564,841
3.80%, 08/15/49 (Call 02/15/49)	460	339,169
3.95%, 01/15/26 (Call 10/15/25)	520	506,812
4.00%, 12/15/42 (Call 06/15/42)	75	58,695
4.25%, 08/08/25	220	216,264
4.50%, 06/01/47 (Call 12/01/46)	1,214	1,003,102
4.55%, 08/01/45 (Call 02/01/45)	390	321,665
SK Invictus Intermediate II Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	595	518,642
SNF Group SACA
3.13%, 03/15/27 (Call 05/31/24)(b)	285	262,431
3.38%, 03/15/30 (Call 03/15/25)(b)	275	236,548
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(d)	600	377,116
4.25%, 05/07/29 (Call 02/07/29)(c)(d)	400	376,577
4.25%, 01/22/50 (Call 07/22/49)(d)	400	296,621
6.50%, 11/07/33 (Call 08/07/33)(d)	600	600,972
Syngenta Finance NV, 5.18%, 04/24/28 (Call 01/24/28)(b)	685	668,897
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.13%, 04/01/29 (Call 05/31/24)(b)	340	86,188
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(b)	970	866,343
UPL Corp. Ltd., 4.63%, 06/16/30(d)	600	478,514
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	673	622,358
Westlake Corp.
2.88%, 08/15/41 (Call 02/15/41)	810	531,335
3.13%, 08/15/51 (Call 02/15/51)	650	394,125
3.38%, 06/15/30 (Call 03/15/30)	350	307,160
3.38%, 08/15/61 (Call 02/15/61)	485	285,705
3.60%, 08/15/26 (Call 05/15/26)	791	755,193
4.38%, 11/15/47 (Call 05/15/47)	375	295,215
5.00%, 08/15/46 (Call 02/15/46)	568	482,528
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 05/31/24)(b)	665	631,560
5.63%, 08/15/29 (Call 08/15/24)(b)	1,029	922,760
7.38%, 03/01/31 (Call 03/01/26)(b)	255	258,535
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	845	719,085
Security	Par (000)	Value
Chemicals (continued)
3.80%, 06/06/26 (Call 03/06/26)(b)	$65	$62,181
4.75%, 06/01/28 (Call 03/01/28)(b)	1,025	978,643
7.38%, 11/14/32 (Call 08/14/32)(d)	445	477,231
YPF SA
7.00%, 09/30/33(a)(d)(g)	605	525,497
9.00%, 06/30/29(a)(d)	541	534,688
		153,541,337
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 05/31/24)(b)	206	205,668
Conuma Resources Ltd., 13.13%, 05/01/28 (Call 05/01/26)(b)(c)	191	192,683
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/31/24)(b)	223	232,147
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 05/30/24)(d)	400	402,509
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	445	392,973
Teck Resources Ltd.
3.90%, 07/15/30 (Call 04/15/30)	674	609,583
5.20%, 03/01/42 (Call 09/01/41)	393	343,908
5.40%, 02/01/43 (Call 08/01/42)	227	202,250
6.00%, 08/15/40 (Call 02/15/40)	290	278,050
6.13%, 10/01/35	448	446,924
6.25%, 07/15/41 (Call 01/15/41)	271	266,511
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)(c)	156	158,280
		3,731,486
Commercial Services — 0.6%
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31 (Call 02/06/31)(d)	800	660,404
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(d)	400	305,900
3.83%, 02/02/32 (Call 08/02/31)(d)	400	312,633
4.00%, 07/30/27 (Call 06/30/27)(d)	400	359,144
4.20%, 08/04/27 (Call 02/04/27)(d)	800	722,560
4.38%, 07/03/29(d)	640	552,311
5.00%, 08/02/41	400	303,318
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)	890	804,114
4.88%, 07/15/32(b)	660	588,072
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(b)	363	345,317
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 05/31/24)(b)	446	436,959
Albion Financing 2 SARL, 8.75%, 04/15/27 (Call 05/31/24)(b)	400	403,176
Allied Universal Holdco LLC, 7.88%, 02/15/31 (Call 02/15/27)(b)	900	902,640
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(b)(c)	855	727,602
6.63%, 07/15/26 (Call 05/31/24)(b)	703	701,613
9.75%, 07/15/27 (Call 05/31/24)(b)	944	940,473
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/28 (Call 06/01/24)(b)	1,970	1,769,419
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 05/31/24)(b)	280	270,707

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
American University (The), Series 2019, 3.67%, 04/01/49	$140	$106,673
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 05/13/24)(b)(c)	340	300,925
4.63%, 10/01/27 (Call 05/31/24)(b)	465	436,926
APi Group DE Inc.
4.13%, 07/15/29 (Call 07/15/24)(b)	283	249,364
4.75%, 10/15/29 (Call 10/15/24)(b)	280	254,689
Aptim Corp., 7.75%, 06/15/25 (Call 05/16/24)(b)	413	408,726
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(b)	745	691,970
6.75%, 02/15/27 (Call 05/31/24)(b)	510	507,077
Arrow Bidco LLC, 10.75%, 06/15/25 (Call 09/15/24)(b)	200	206,001
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(b)	871	788,885
2.45%, 08/12/31 (Call 05/12/31)(b)	635	503,727
4.00%, 05/01/28 (Call 05/13/24)(b)	545	508,433
4.25%, 11/01/29 (Call 11/01/24)(b)	1,150	1,051,937
4.38%, 08/15/27 (Call 05/16/24)(b)	1,625	1,546,559
5.50%, 08/11/32 (Call 05/11/32)(b)	300	287,641
5.55%, 05/30/33 (Call 02/28/33)(b)	640	612,988
5.80%, 04/15/34 (Call 01/15/34)(b)	290	282,253
5.95%, 10/15/33 (Call 07/15/33)(b)	275	270,857
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	995	790,091
1.70%, 05/15/28 (Call 03/15/28)	910	801,849
3.38%, 09/15/25 (Call 06/15/25)	966	941,783
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 05/13/24)(b)(c)	425	376,007
5.38%, 03/01/29 (Call 05/31/24)(b)	500	446,396
5.75%, 07/15/27 (Call 05/13/24)(b)	345	327,872
5.75%, 07/15/27 (Call 05/31/24)(b)	330	311,834
8.00%, 02/15/31 (Call 11/15/26)(b)(c)	465	445,157
Bidvest Group U.K. PLC, 3.63%, 09/23/26 (Call 05/10/24)(d)	800	737,683
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	517	454,595
3.88%, 08/15/30 (Call 05/15/30)	1,205	1,072,035
5.25%, 10/01/25 (Call 07/01/25)	749	741,090
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	850	798,436
3.50%, 06/01/31 (Call 03/01/31)	892	754,324
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(b)	1,895	1,954,479
Brink's Co. (The)
4.63%, 10/15/27 (Call 05/31/24)(b)	544	510,289
5.50%, 07/15/25 (Call 05/31/24)(b)	305	303,250
Brown University, Series A, 2.92%, 09/01/50 (Call 03/01/50)	50	32,415
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	455	268,419
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/19)	206	132,441
4.32%, 08/01/45	295	254,618
4.70%, 11/01/2111	78	63,840
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/31/24)(b)	380	334,675
Case Western Reserve University, 5.41%, 06/01/2122 (Call 12/01/21)	145	133,414
Security	Par (000)	Value
Commercial Services (continued)
Central Nippon Expressway Co. Ltd.
0.89%, 09/29/25(d)	$200	$186,954
0.89%, 12/10/25(d)	400	370,198
Champions Financing Inc., 8.75%, 02/15/29 (Call 02/15/26)(b)	545	557,547
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	200	197,186
Cimpress PLC, 7.00%, 06/15/26 (Call 05/16/24)	405	402,892
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	265	259,360
3.70%, 04/01/27 (Call 01/01/27)	994	955,913
4.00%, 05/01/32 (Call 02/01/32)	280	255,900
CK Hutchison International 23 Ltd.
4.75%, 04/21/28 (Call 03/21/28)(b)	400	389,494
4.88%, 04/21/33 (Call 01/21/33)(b)	100	94,769
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/21)	213	134,522
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27 (Call 05/01/27)(d)	600	575,390
5.00%, 08/06/28(d)	800	790,600
CoreCivic Inc.
4.75%, 10/15/27 (Call 07/15/27)	245	228,407
8.25%, 04/15/29 (Call 04/15/26)	445	459,464
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/31/24)(b)(c)	670	579,340
Cornell University, 4.84%, 06/15/34 (Call 03/15/34)(c)	425	412,764
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	1,222	1,015,451
CPI CG Inc., 8.63%, 03/15/26 (Call 05/31/24)(b)	271	269,406
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	390	352,072
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(d)	400	361,664
3.88%, 07/18/29(d)	1,200	1,102,772
4.85%, 09/26/28(d)	1,000	966,919
5.50%, 09/13/33 (Call 06/13/33)(d)	800	782,802
DP World Ltd./United Arab Emirates
4.70%, 09/30/49 (Call 03/30/49)(d)	400	319,073
5.63%, 09/25/48(d)	1,000	915,293
6.85%, 07/02/37(b)	1,520	1,598,405
DP World Salaam, 6.00%, (Call 10/01/25), (5-year CMT + 5.750%)(a)(d)(i)	1,700	1,686,094
Duke University
Series 2020, 2.68%, 10/01/44	385	267,691
Series 2020, 2.76%, 10/01/50	370	236,443
Series 2020, 2.83%, 10/01/55	364	227,027
Element Fleet Management Corp.
3.85%, 06/15/25 (Call 05/15/25)(b)	315	307,179
5.64%, 03/13/27 (Call 02/13/27)(b)	380	377,425
6.27%, 06/26/26 (Call 05/26/26)(b)	375	376,855
6.32%, 12/04/28 (Call 11/04/28)(b)	785	797,509
Emory University
Series 2020, 2.14%, 09/01/30 (Call 06/01/30)	25	20,870
Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	428	280,581
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	1,191	954,872
2.60%, 12/15/25 (Call 11/15/25)	878	834,902
3.10%, 05/15/30 (Call 02/15/30)	803	699,316
5.10%, 12/15/27 (Call 11/15/27)	860	847,481
5.10%, 06/01/28 (Call 05/01/28)	680	668,029
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(b)	$1,278	$1,210,241
3.80%, 11/01/25 (Call 08/01/25)(b)	885	861,298
4.20%, 11/01/46 (Call 05/01/46)(b)	705	557,649
4.50%, 02/15/45 (Call 08/15/44)(b)	466	391,392
4.60%, 05/01/28 (Call 04/01/28)(b)	735	714,352
4.90%, 05/01/33 (Call 02/01/33)(b)	630	598,150
5.00%, 02/15/29 (Call 01/15/29)(b)	175	171,861
5.20%, 10/30/34 (Call 07/30/34)(b)	495	477,172
5.40%, 05/01/53 (Call 11/01/52)(b)	1,205	1,133,429
5.63%, 03/15/42(b)	609	591,838
6.70%, 06/01/34(b)	150	161,735
7.00%, 10/15/37(b)	590	645,910
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	905	776,918
4.25%, 02/01/29 (Call 11/01/28)(b)	485	459,371
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	645	376,499
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	525	293,895
Garda World Security Corp.
4.63%, 02/15/27 (Call 05/31/24)(b)	520	494,720
6.00%, 06/01/29 (Call 06/01/24)(b)	455	401,530
7.75%, 02/15/28 (Call 02/15/25)(b)	375	379,140
9.50%, 11/01/27 (Call 05/31/24)(b)	522	519,529
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	1,019	913,598
3.75%, 10/01/30 (Call 10/01/25)(b)	1,165	1,014,272
4.50%, 07/01/28 (Call 05/31/24)(b)	701	660,020
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 05/30/24)(d)	800	794,750
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(b)	575	580,859
10.25%, 04/15/31 (Call 04/15/27)(b)	375	386,533
George Washington University (The)
4.87%, 09/15/45	355	325,090
Series 2014, 4.30%, 09/15/44	235	198,778
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	667	545,949
Georgetown University (The)
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	552	358,749
Series A, 5.22%, 10/01/2118 (Call 04/01/18)	205	182,475
Series B, 4.32%, 04/01/49 (Call 10/01/48)	265	221,213
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	273	252,053
2.15%, 01/15/27 (Call 12/15/26)	645	590,377
2.90%, 05/15/30 (Call 02/15/30)	1,185	1,009,315
2.90%, 11/15/31 (Call 08/15/31)	790	648,792
3.20%, 08/15/29 (Call 05/15/29)	1,432	1,262,878
4.15%, 08/15/49 (Call 02/15/49)	881	649,367
4.45%, 06/01/28 (Call 03/01/28)	337	321,879
4.80%, 04/01/26 (Call 01/01/26)	1,072	1,054,724
4.95%, 08/15/27 (Call 07/15/27)	620	607,669
5.30%, 08/15/29 (Call 06/15/29)	400	390,902
5.40%, 08/15/32 (Call 05/15/32)	180	173,802
5.95%, 08/15/52 (Call 02/15/52)	1,030	984,280
Graham Holdings Co., 5.75%, 06/01/26 (Call 05/13/24)(b)	345	341,385
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)(c)	360	322,749
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,006	917,505
Security	Par (000)	Value
Commercial Services (continued)
2.65%, 07/15/31 (Call 04/15/31)	$505	$400,335
6.25%, 05/06/29 (Call 04/06/29)	300	300,550
6.50%, 05/06/34 (Call 02/06/34)	300	299,590
Herc Holdings Inc., 5.50%, 07/15/27 (Call 05/31/24)(b)	1,071	1,040,281
Hertz Corp. (The)
4.63%, 12/01/26 (Call 05/31/24)(b)	437	338,688
5.00%, 12/01/29 (Call 12/01/24)(b)(c)	925	638,330
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	135	116,157
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 (Call 08/17/26)(d)	400	362,407
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	400	373,288
Hutama Karya Persero PT, 3.75%, 05/11/30 (Call 02/11/30)(d)	450	406,040
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	258	213,638
Johns Hopkins University
4.71%, 07/01/32 (Call 04/01/32)	320	313,526
Series 2013, 4.08%, 07/01/53	290	237,670
Series A, 2.81%, 01/01/60 (Call 07/01/59)	248	154,115
Korn Ferry, 4.63%, 12/15/27 (Call 05/31/24)(b)	380	360,602
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 05/31/24)(b)	360	355,503
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	281	250,488
2.41%, 06/01/50 (Call 12/01/49)	385	232,507
3.65%, 05/01/48 (Call 11/01/47)	385	305,266
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	812	555,650
3.89%, 07/01/2116	143	101,081
3.96%, 07/01/38	205	180,380
4.68%, 07/01/2114	338	285,129
5.60%, 07/01/2111	399	404,564
Series F, 2.99%, 07/01/50 (Call 01/01/50)	290	197,318
Series G, 2.29%, 07/01/51 (Call 01/01/51)	516	296,650
Matthews International Corp., 5.25%, 12/01/25 (Call 05/31/24)(b)	276	270,379
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (Call 05/31/24)(b)	650	602,449
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (Call 11/15/25)(d)	600	615,510
Mobius Merger Sub Inc., 9.00%, 06/01/30 (Call 06/01/26)(b)	445	442,023
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(c)	555	441,021
2.75%, 08/19/41 (Call 02/19/41)	700	470,405
3.10%, 11/29/61 (Call 05/29/61)	610	365,493
3.25%, 01/15/28 (Call 10/15/27)	707	662,632
3.25%, 05/20/50 (Call 11/20/49)	205	136,906
3.75%, 02/25/52 (Call 08/25/51)	900	656,575
4.25%, 02/01/29 (Call 11/01/28)	920	881,061
4.25%, 08/08/32 (Call 05/08/32)	45	41,478
4.88%, 12/17/48 (Call 06/17/48)	505	446,111
5.25%, 07/15/44	524	489,527
Movida Europe SA, 7.85%, 04/11/29 (Call 04/11/27)(b)	400	373,593
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	960	782,875

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.75%, 11/01/28 (Call 05/31/24)(b)	$890	$654,570
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(b)	2,350	2,218,277
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 05/31/24)(b)	750	699,727
Northeastern University, Series 2020, 2.89%, 10/01/50(c)	338	222,765
Northwestern University
4.64%, 12/01/44	523	477,400
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	354	262,561
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	213	133,985
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	1,096	1,050,803
2.30%, 06/01/30 (Call 03/01/30)	815	688,365
2.65%, 10/01/26 (Call 08/01/26)	1,072	1,007,117
2.85%, 10/01/29 (Call 07/01/29)	1,474	1,308,237
3.25%, 06/01/50 (Call 12/01/49)	1,788	1,195,510
3.90%, 06/01/27 (Call 05/01/27)	125	120,170
4.40%, 06/01/32 (Call 03/01/32)(c)	573	539,307
5.05%, 06/01/52 (Call 12/01/51)	735	666,668
5.25%, 06/01/62 (Call 12/01/61)	605	545,836
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	320	281,029
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	420	183,866
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(d)	800	786,868
5.38%, 05/05/45(d)	420	388,369
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31 (Call 08/24/31)(b)	265	241,692
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)(c)	491	301,101
3.15%, 07/15/46 (Call 01/15/46)	566	406,781
3.30%, 07/15/56 (Call 01/15/56)	615	427,972
6.50%, 01/15/39(b)	165	185,405
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	910	828,838
5.75%, 04/15/26(b)	1,240	1,225,334
6.25%, 01/15/28 (Call 05/31/24)(b)	1,195	1,168,040
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	534	492,870
PSA Treasury Pte Ltd.
2.25%, 04/30/30 (Call 01/30/30)(d)	800	675,981
2.50%, 04/12/26 (Call 10/12/25)(d)	200	189,344
PSA Treasury Pte. Ltd., 2.13%, 09/05/29 (Call 06/05/29)(d)	400	344,790
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	450	355,195
2.90%, 10/01/30 (Call 07/01/30)	1,280	1,095,357
3.05%, 10/01/41 (Call 04/01/41)	440	297,798
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	1,089	958,549
4.00%, 03/18/29 (Call 12/18/28)	1,738	1,641,869
4.75%, 05/20/32 (Call 02/20/32)	100	95,995
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	719	432,762
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	150	142,739
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	1,101	870,550
Security	Par (000)	Value
Commercial Services (continued)
2.30%, 08/15/60 (Call 02/15/60)	$1,498	$755,968
2.45%, 03/01/27 (Call 02/01/27)	845	781,976
2.50%, 12/01/29 (Call 09/01/29)	1,630	1,413,390
2.70%, 03/01/29 (Call 01/01/29)	930	829,172
2.90%, 03/01/32 (Call 12/01/31)	370	313,294
2.95%, 01/22/27 (Call 10/22/26)	490	460,678
3.25%, 12/01/49 (Call 06/01/49)	1,444	986,629
3.70%, 03/01/52 (Call 09/01/51)	1,340	986,213
3.90%, 03/01/62 (Call 09/01/61)	160	116,172
4.25%, 05/01/29 (Call 02/01/29)	933	892,534
4.75%, 08/01/28 (Call 05/01/28)	650	637,433
5.25%, 09/15/33 (Call 06/15/33)(b)	260	257,681
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(b)	805	711,418
11.25%, 12/15/27 (Call 06/15/25)(b)	495	462,294
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	775	657,937
4.00%, 05/15/31 (Call 05/15/26)	755	652,379
4.63%, 12/15/27 (Call 05/31/24)	500	474,957
5.13%, 06/01/29 (Call 06/01/24)	670	641,910
7.50%, 04/01/27	175	180,031
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30 (Call 04/13/30)(d)	1,000	852,420
Shanghai Port Group BVI Development Co. Ltd.
2.85%, 09/11/29(d)	200	177,793
3.38%, 06/18/29(d)	300	274,912
Shenzhen Expressway Corp. Ltd., 1.75%, 07/08/26 (Call 06/08/26)(d)	200	183,080
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 05/31/24)(b)	425	409,167
Signal Parent Inc., 6.13%, 04/01/29 (Call 05/13/24)(b)	250	191,809
Sodexo Inc.
1.63%, 04/16/26 (Call 03/16/26)(b)	595	549,216
2.72%, 04/16/31 (Call 01/16/31)(b)	275	225,938
Sotheby's, 7.38%, 10/15/27 (Call 05/13/24)(b)	695	648,333
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29 (Call 06/01/24)(b)	280	232,824
StoneCo Ltd., 3.95%, 06/16/28 (Call 05/16/28)(d)	400	341,677
StoneMor Inc., 8.50%, 05/15/29 (Call 05/31/24)(b)	455	362,978
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	417	294,132
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31 (Call 12/16/30)(b)	385	313,595
3.38%, 03/22/27 (Call 12/22/26)(b)	245	229,311
4.13%, 02/02/26 (Call 11/02/25)(b)	380	368,621
TriNet Group Inc.
3.50%, 03/01/29 (Call 05/31/24)(b)	465	407,643
7.13%, 08/15/31 (Call 08/15/26)(b)	380	381,948
Triton Container International Ltd.
2.05%, 04/15/26 (Call 03/15/26)(b)	265	243,894
3.15%, 06/15/31 (Call 03/15/31)(b)	1,090	873,194
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	285	226,289
Trustees of Boston College, 3.13%, 07/01/52	285	193,729
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	377	307,147
Trustees of Princeton University (The)
4.20%, 03/01/52 (Call 09/01/51)	210	177,978
5.70%, 03/01/39	347	364,415
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)(c)	$718	$451,152
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/18)	255	164,980
4.67%, 09/01/2112	20	16,931
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	355	208,560
UL Solutions Inc., 6.50%, 10/20/28 (Call 09/20/28)(b)	200	204,949
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	675	576,651
3.88%, 11/15/27 (Call 05/13/24)	664	619,917
3.88%, 02/15/31 (Call 08/15/25)	996	873,491
4.00%, 07/15/30 (Call 07/15/25)	620	551,766
4.88%, 01/15/28 (Call 05/13/24)	1,532	1,468,293
5.25%, 01/15/30 (Call 01/15/25)	670	642,900
5.50%, 05/15/27 (Call 05/31/24)	457	450,666
6.00%, 12/15/29 (Call 12/15/25)(b)	1,068	1,060,321
6.13%, 03/15/34 (Call 03/15/29)(b)	970	947,218
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	145	98,160
4.00%, 10/01/53 (Call 04/01/53)	515	413,653
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	85	63,663
Series C, 2.55%, 04/01/50 (Call 10/01/49)	266	170,866
University of Miami, 4.06%, 04/01/52	66	52,197
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	384	302,236
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	390	291,839
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	415	266,072
3.03%, 10/01/39	763	590,193
4.98%, 10/01/53 (Call 04/01/53)	360	339,941
5.25%, 10/01/2111	255	238,203
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	483	382,828
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	280	183,502
Series A, 3.23%, 10/01/2120 (Call 04/01/20)	173	100,911
Upbound Group Inc., 6.38%, 02/15/29 (Call 05/31/24)(b)	400	384,004
Valvoline Inc., 3.63%, 06/15/31 (Call 06/15/26)(b)	515	434,308
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	580	403,053
4.00%, 06/15/25 (Call 03/15/25)	399	390,830
4.13%, 03/15/29 (Call 12/15/28)	1,097	1,033,724
5.50%, 06/15/45 (Call 12/15/44)	364	339,376
5.75%, 04/01/33 (Call 01/01/33)	450	453,456
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/01/24)(b)	860	860,000
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	465	481,378
Wand NewCo 3 Inc., 7.63%, 01/30/32 (Call 01/30/27)(b)	1,120	1,141,010
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 05/31/24)(b)	750	727,474
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	375	275,842
4.35%, 04/15/2122 (Call 10/15/21)	109	83,317
William Marsh Rice University
3.57%, 05/15/45	435	341,581
3.77%, 05/15/55	300	232,353
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 05/31/24)(b)	490	452,702
6.13%, 06/15/25 (Call 05/16/24)(b)	392	390,641
7.38%, 10/01/31 (Call 10/01/26)(b)	480	490,258
Security	Par (000)	Value
Commercial Services (continued)
WK Kellogg Foundation Trust, 2.44%, 10/01/50 (Call 04/01/50)(b)	$85	$49,834
WW International Inc., 4.50%, 04/15/29 (Call 05/31/24)(b)(c)	445	185,646
Yale University
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	428	348,592
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	588	354,065
Zhejiang Expressway Co. Ltd., 1.64%, 07/14/26(d)	400	366,049
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	600	559,451
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)(c)	510	448,989
		169,364,692
Computers — 0.5%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/31/24)(b)	380	345,351
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	722	604,448
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,531	1,440,858
0.70%, 02/08/26 (Call 01/08/26)	1,840	1,701,392
1.13%, 05/11/25 (Call 04/11/25)	1,976	1,892,161
1.20%, 02/08/28 (Call 12/08/27)	2,147	1,868,367
1.25%, 08/20/30 (Call 05/20/30)	1,456	1,162,375
1.40%, 08/05/28 (Call 06/05/28)	1,260	1,087,743
1.65%, 05/11/30 (Call 02/11/30)	1,902	1,568,716
1.65%, 02/08/31 (Call 11/08/30)	2,700	2,180,370
1.70%, 08/05/31 (Call 05/05/31)	713	569,121
2.05%, 09/11/26 (Call 07/11/26)	1,635	1,522,307
2.20%, 09/11/29 (Call 06/11/29)	1,841	1,599,932
2.38%, 02/08/41 (Call 08/08/40)	1,448	970,227
2.40%, 08/20/50 (Call 02/20/50)	1,162	680,144
2.45%, 08/04/26 (Call 05/04/26)	2,256	2,127,288
2.55%, 08/20/60 (Call 02/20/60)	1,365	791,916
2.65%, 05/11/50 (Call 11/11/49)	2,053	1,267,147
2.65%, 02/08/51 (Call 08/08/50)	2,450	1,497,228
2.70%, 08/05/51 (Call 02/05/51)	1,665	1,027,257
2.80%, 02/08/61 (Call 08/08/60)	1,495	879,436
2.85%, 08/05/61 (Call 02/05/61)	1,370	813,273
2.90%, 09/12/27 (Call 06/12/27)	1,771	1,653,205
2.95%, 09/11/49 (Call 03/11/49)	1,430	947,135
3.00%, 06/20/27 (Call 03/20/27)	1,177	1,107,002
3.00%, 11/13/27 (Call 08/13/27)	1,384	1,296,576
3.20%, 05/13/25	1,600	1,566,962
3.20%, 05/11/27 (Call 02/11/27)	2,259	2,141,276
3.25%, 02/23/26 (Call 11/23/25)	3,115	3,009,763
3.25%, 08/08/29 (Call 06/08/29)	965	886,769
3.35%, 02/09/27 (Call 11/09/26)	2,275	2,173,159
3.35%, 08/08/32 (Call 05/08/32)	1,075	953,018
3.45%, 02/09/45	2,254	1,708,716
3.75%, 09/12/47 (Call 03/12/47)	742	574,429
3.75%, 11/13/47 (Call 05/13/47)	603	465,489
3.85%, 05/04/43	2,523	2,062,780
3.85%, 08/04/46 (Call 02/04/46)	1,921	1,525,020
3.95%, 08/08/52 (Call 02/08/52)	1,420	1,118,380
4.00%, 05/10/28 (Call 04/10/28)	730	705,775
4.10%, 08/08/62 (Call 02/08/62)	895	702,588
4.15%, 05/10/30 (Call 03/10/30)	510	490,203
4.25%, 02/09/47 (Call 08/09/46)	853	729,054
4.30%, 05/10/33 (Call 02/10/33)	800	770,547
4.38%, 05/13/45	1,729	1,500,895

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.42%, 05/08/26 (Call 05/13/24)	$40	$39,517
4.45%, 05/06/44	887	795,686
4.50%, 02/23/36 (Call 08/23/35)	1,750	1,671,858
4.65%, 02/23/46 (Call 08/23/45)	3,297	2,967,170
4.85%, 05/10/53 (Call 11/10/52)(c)	1,015	942,779
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(b)	505	471,606
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 05/31/24)(b)	805	745,831
4.00%, 07/01/29 (Call 07/01/24)(b)	324	296,998
5.95%, 08/04/33 (Call 05/04/33)	15	15,099
CA Magnum Holdings, 5.38%, 10/31/26 (Call 05/10/24)(d)	800	754,559
CGI Inc.
1.45%, 09/14/26 (Call 08/14/26)	460	416,677
2.30%, 09/14/31 (Call 06/14/31)	400	311,390
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	466	419,840
Crane NXT Co.
4.20%, 03/15/48 (Call 09/15/47)	330	225,920
6.55%, 11/15/36	174	174,419
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 05/13/24)	697	611,430
Dell Inc.
6.50%, 04/15/38	605	628,421
7.10%, 04/15/28	1,175	1,243,885
Dell International LLC / EMC Corp., 5.40%, 04/15/34 (Call 01/15/34)	450	435,931
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	975	692,980
3.45%, 12/15/51 (Call 06/15/51)	809	531,797
4.90%, 10/01/26 (Call 08/01/26)	809	796,380
5.25%, 02/01/28 (Call 01/01/28)	155	154,257
5.30%, 10/01/29 (Call 07/01/29)	1,588	1,571,289
5.75%, 02/01/33 (Call 11/01/32)	390	392,095
5.85%, 07/15/25 (Call 06/15/25)	1,175	1,176,846
6.02%, 06/15/26 (Call 03/15/26)	717	721,247
6.10%, 07/15/27 (Call 05/15/27)(c)	461	468,805
6.20%, 07/15/30 (Call 04/15/30)	753	774,375
8.10%, 07/15/36 (Call 01/15/36)	1,014	1,181,759
8.35%, 07/15/46 (Call 01/15/46)	571	709,159
DXC Technology Co.
1.80%, 09/15/26 (Call 08/15/26)	475	430,143
2.38%, 09/15/28 (Call 07/15/28)	692	590,248
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	838	769,049
2.20%, 03/15/31 (Call 12/15/30)	477	386,844
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26 (Call 03/10/26)	255	236,536
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	523	486,863
4.90%, 10/15/25 (Call 07/15/25)	2,480	2,450,083
5.25%, 07/01/28 (Call 06/01/28)(c)	275	273,168
6.10%, 04/01/26 (Call 05/13/24)	20	19,995
6.20%, 10/15/35 (Call 04/15/35)	694	713,595
6.35%, 10/15/45 (Call 04/15/45)	1,585	1,610,676
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	530	486,084
2.20%, 06/17/25 (Call 05/17/25)	875	840,961
2.65%, 06/17/31 (Call 03/17/31)	987	813,249
3.00%, 06/17/27 (Call 04/17/27)	1,519	1,413,200
Security	Par (000)	Value
Computers (continued)
3.40%, 06/17/30 (Call 03/17/30)	$40	$35,518
4.00%, 04/15/29 (Call 02/15/29)	735	686,655
4.20%, 04/15/32 (Call 01/15/32)	250	226,983
4.75%, 01/15/28 (Call 12/15/27)	1,015	991,424
5.50%, 01/15/33 (Call 10/15/32)(c)	640	630,288
6.00%, 09/15/41(c)	2,110	2,090,175
IBM International Capital Pte Ltd.
4.60%, 02/05/27 (Call 01/05/27)	681	667,072
4.60%, 02/05/29 (Call 01/05/29)	770	745,471
4.70%, 02/05/26	830	819,686
4.75%, 02/05/31 (Call 12/05/30)	685	656,139
4.90%, 02/05/34 (Call 11/05/33)	980	927,927
5.25%, 02/05/44 (Call 08/05/43)	715	660,807
5.30%, 02/05/54 (Call 08/05/53)	1,470	1,341,585
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	1,149	1,032,610
1.95%, 05/15/30 (Call 02/15/30)	1,728	1,424,092
2.20%, 02/09/27 (Call 01/09/27)	155	142,626
2.72%, 02/09/32 (Call 11/09/31)	605	507,973
2.85%, 05/15/40 (Call 11/15/39)	868	603,206
2.95%, 05/15/50 (Call 11/15/49)	1,035	640,610
3.30%, 05/15/26	2,790	2,681,497
3.30%, 01/27/27	558	530,793
3.43%, 02/09/52 (Call 08/09/51)	935	627,327
3.45%, 02/19/26	1,592	1,540,498
3.50%, 05/15/29	975	897,417
4.00%, 07/27/25	245	240,659
4.00%, 06/20/42	1,110	884,205
4.15%, 07/27/27 (Call 06/27/27)	720	695,016
4.15%, 05/15/39	1,721	1,440,236
4.25%, 05/15/49	1,960	1,554,611
4.40%, 07/27/32 (Call 04/27/32)	730	680,430
4.50%, 02/06/26	665	656,412
4.50%, 02/06/28 (Call 01/06/28)	845	823,886
4.70%, 02/19/46	752	649,396
4.75%, 02/06/33 (Call 11/06/32)	675	643,010
4.90%, 07/27/52 (Call 01/27/52)	330	288,157
5.10%, 02/06/53 (Call 08/06/52)	565	511,337
5.60%, 11/30/39	665	658,302
5.88%, 11/29/32	518	534,951
6.22%, 08/01/27	614	631,703
6.50%, 01/15/28	572	599,268
7.00%, 10/30/25	2,153	2,201,872
7.13%, 12/01/96(c)	320	383,993
KBR Inc., 4.75%, 09/30/28 (Call 05/13/24)(b)	190	177,278
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	455	415,723
2.70%, 10/15/28 (Call 08/15/28)	340	296,869
3.15%, 10/15/31 (Call 07/15/31)	480	391,200
4.10%, 10/15/41 (Call 04/15/41)	815	597,153
6.35%, 02/20/34 (Call 11/20/33)	150	149,251
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	794	639,637
3.63%, 05/15/25 (Call 04/15/25)	615	600,461
4.38%, 05/15/30 (Call 02/15/30)	785	725,634
5.75%, 03/15/33 (Call 12/15/32)	723	718,676
Lenovo Group Ltd.
3.42%, 11/02/30 (Call 08/02/30)(d)	1,200	1,034,862
5.83%, 01/27/28 (Call 12/27/27)(d)	400	399,708
6.54%, 07/27/32 (Call 04/27/32)(d)	400	412,482
McAfee Corp., 7.38%, 02/15/30 (Call 02/15/25)(b)	1,796	1,665,593
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(b)	$1,180	$1,254,173
NCR Voyix Corp.
5.00%, 10/01/28 (Call 05/31/24)(b)	585	538,387
5.13%, 04/15/29 (Call 05/31/24)(b)	1,075	987,912
5.25%, 10/01/30 (Call 10/01/25)(b)	350	311,648
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	1,155	1,104,879
2.38%, 06/22/27 (Call 04/22/27)	575	521,448
2.70%, 06/22/30 (Call 03/22/30)	692	587,154
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 05/31/24)(b)	485	484,195
8.25%, 02/01/28 (Call 05/31/24)(b)	510	515,610
Science Applications International Corp., 4.88%, 04/01/28 (Call 05/31/24)(b)	380	358,686
Seagate HDD Cayman
3.13%, 07/15/29 (Call 05/31/24)(c)	160	135,468
4.09%, 06/01/29 (Call 03/01/29)	465	422,774
4.13%, 01/15/31 (Call 10/15/30)	200	173,739
4.88%, 06/01/27 (Call 03/01/27)	469	453,417
5.75%, 12/01/34 (Call 06/01/34)	459	435,179
8.25%, 12/15/29 (Call 07/15/26)(b)	432	457,539
8.50%, 07/15/31 (Call 07/15/26)(b)	457	487,093
9.63%, 12/01/32 (Call 12/01/27)	675	756,576
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	435	362,087
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 05/13/24)(b)	235	233,956
Unisys Corp., 6.88%, 11/01/27 (Call 05/31/24)(b)	430	373,429
Vericast Corp.
11.00%, 09/15/26 (Call 05/31/24)(b)	1,078	1,158,480
12.50%, 12/15/27 (Call 05/13/24)(b)	325	371,298
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 13.00%, 10/15/27 (Call 05/13/24)(b)	400	448,502
Virtusa Corp., 7.13%, 12/15/28 (Call 05/31/24)(b)	310	278,616
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	485	409,913
3.10%, 02/01/32 (Call 11/01/31)	815	635,868
4.75%, 02/15/26 (Call 11/15/25)	2,044	1,989,453
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(d)	600	550,490
		149,754,816
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	515	501,326
3.10%, 08/15/27 (Call 07/15/27)	610	576,187
3.25%, 08/15/32 (Call 05/15/32)	575	502,486
3.70%, 08/01/47 (Call 02/01/47)	625	485,946
4.00%, 08/15/45	945	778,356
4.60%, 03/01/28 (Call 02/01/28)	295	291,993
4.60%, 03/01/33 (Call 12/01/32)	550	531,364
4.80%, 03/02/26	415	413,052
Conopco Inc., Series E, 7.25%, 12/15/26	705	740,059
Coty Inc.
5.00%, 04/15/26 (Call 05/31/24)(b)	586	574,643
6.50%, 04/15/26 (Call 05/31/24)(b)(c)	290	290,102
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(b)	$453	$422,502
6.63%, 07/15/30 (Call 07/16/26)(b)	670	670,839
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 05/13/24)(b)	445	403,390
5.50%, 06/01/28 (Call 05/31/24)(b)	699	675,112
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	862	695,070
2.38%, 12/01/29 (Call 09/01/29)	510	439,209
2.60%, 04/15/30 (Call 01/15/30)	930	803,195
3.13%, 12/01/49 (Call 06/01/49)	818	532,323
3.15%, 03/15/27 (Call 12/15/26)	397	375,702
4.15%, 03/15/47 (Call 09/15/46)	578	456,608
4.38%, 05/15/28 (Call 04/15/28)	390	379,135
4.38%, 06/15/45 (Call 12/15/44)	562	463,993
4.65%, 05/15/33 (Call 02/15/33)	307	291,385
5.00%, 02/14/34 (Call 11/14/33)	350	336,264
5.15%, 05/15/53 (Call 11/15/52)	237	219,106
6.00%, 05/15/37	435	450,658
Haleon U.S. Capital LLC
3.38%, 03/24/27 (Call 02/24/27)	820	774,711
3.38%, 03/24/29 (Call 01/24/29)	1,370	1,249,630
3.63%, 03/24/32 (Call 12/24/31)	1,680	1,475,548
4.00%, 03/24/52 (Call 09/24/51)	235	180,191
Kenvue Inc.
4.90%, 03/22/33 (Call 12/22/32)	1,080	1,045,998
5.00%, 03/22/30 (Call 01/22/30)	1,305	1,289,632
5.05%, 03/22/28 (Call 02/22/28)	1,588	1,583,001
5.05%, 03/22/53 (Call 09/22/52)	1,140	1,051,728
5.10%, 03/22/43 (Call 09/22/42)	1,435	1,353,548
5.20%, 03/22/63 (Call 09/22/62)	710	655,969
5.35%, 03/22/26 (Call 02/22/26)	343	343,240
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/31/24)(b)	395	103,583
Procter & Gamble Co. (The)
0.55%, 10/29/25	1,217	1,137,827
1.00%, 04/23/26	491	454,112
1.20%, 10/29/30	1,790	1,419,125
1.90%, 02/01/27	465	429,250
1.95%, 04/23/31	481	397,214
2.30%, 02/01/32	317	264,443
2.45%, 11/03/26	568	533,561
2.70%, 02/02/26	621	596,332
2.80%, 03/25/27	1,765	1,662,963
2.85%, 08/11/27	1,625	1,521,133
3.00%, 03/25/30	1,420	1,279,085
3.50%, 10/25/47	715	538,935
3.55%, 03/25/40	405	328,317
3.60%, 03/25/50	695	532,064
3.95%, 01/26/28	1,185	1,149,863
4.05%, 01/26/33	1,100	1,029,021
4.10%, 01/26/26	1,348	1,326,529
4.35%, 01/29/29	780	762,770
4.55%, 01/29/34	690	660,559
5.55%, 03/05/37	130	133,608
5.80%, 08/15/34	330	350,128
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	685	545,680
1.75%, 08/12/31 (Call 05/12/31)	400	317,408
2.00%, 07/28/26	813	758,283

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
2.13%, 09/06/29 (Call 06/06/29)	$920	$793,879
2.90%, 05/05/27 (Call 02/05/27)	470	440,878
3.10%, 07/30/25(c)	1,045	1,018,034
3.50%, 03/22/28 (Call 12/22/27)	1,640	1,548,141
4.88%, 09/08/28 (Call 08/08/28)	760	754,384
5.00%, 12/08/33 (Call 09/08/33)	590	578,093
5.90%, 11/15/32	1,079	1,126,079
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	880	542,283
		49,336,765
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)	375	328,697
4.00%, 01/15/28 (Call 05/31/24)(b)	590	543,090
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/31/24)(b)	595	580,123
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 05/31/24)(b)	420	412,996
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(b)	225	196,594
4.25%, 04/20/27 (Call 03/20/27)(b)	140	134,398
4.50%, 10/24/28 (Call 07/24/28)(b)	894	858,388
4.65%, 04/20/32 (Call 01/20/32)(b)	310	286,843
Fujian Zhanglong Group Co. Ltd., 6.70%, 09/02/26(d)	400	405,192
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 05/31/24)(b)	330	331,059
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 05/31/24)(b)	1,140	1,008,849
LKQ Corp.
5.75%, 06/15/28 (Call 05/15/28)	520	519,640
6.25%, 06/15/33 (Call 03/15/33)	440	442,837
Marubeni Corp., 1.32%, 09/18/25 (Call 08/18/25)(d)	400	375,536
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	365	331,783
5.00%, 07/05/28 (Call 06/05/28)(b)	435	429,668
OPENLANE Inc., 5.13%, 06/01/25 (Call 05/31/24)(b)(c)	169	166,486
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	225	197,188
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(b)	445	449,518
7.75%, 03/15/31 (Call 03/15/26)(b)	723	750,040
Shaoxing Shangyu State-Owned Capital Investment Operation Co. Ltd., 5.60%, 01/30/27(d)	400	398,722
Verde Purchaser LLC, 10.50%, 11/30/30 (Call 11/30/26)(b)	635	669,315
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 05/31/24)(b)(e)(f)	317	36,726
9.00%, 11/15/26 (Call 05/31/24)(b)(c)(e)(f)	508	60,746
Windsor Holdings III LLC, 8.50%, 06/15/30 (Call 06/15/26)(b)	710	740,973
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	805	613,374
4.20%, 05/15/47 (Call 11/15/46)	615	501,567
4.60%, 06/15/45 (Call 12/15/44)	890	776,153
		12,546,501
Diversified Financial Services — 1.3%
abrdn PLC, 4.25%, 06/30/28(d)	550	488,633
Security	Par (000)	Value
Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	$985	$918,651
2.45%, 10/29/26 (Call 09/29/26)	2,355	2,176,145
3.00%, 10/29/28 (Call 08/29/28)	3,156	2,815,113
3.30%, 01/30/32 (Call 10/30/31)	3,470	2,899,425
3.40%, 10/29/33 (Call 07/29/33)	1,065	868,368
3.65%, 07/21/27 (Call 04/21/27)	1,906	1,786,896
3.85%, 10/29/41 (Call 04/29/41)	1,355	1,022,448
3.88%, 01/23/28 (Call 10/23/27)	1,768	1,655,162
4.45%, 10/01/25 (Call 08/01/25)	1,155	1,133,370
4.45%, 04/03/26 (Call 02/03/26)	1,153	1,126,509
4.63%, 10/15/27 (Call 08/15/27)	1,132	1,091,636
5.10%, 01/19/29 (Call 12/19/28)	945	923,091
5.30%, 01/19/34 (Call 10/19/33)	945	901,154
5.75%, 06/06/28 (Call 05/06/28)	540	539,940
6.10%, 01/15/27 (Call 12/15/26)	415	418,462
6.15%, 09/30/30 (Call 07/30/30)	635	644,159
6.50%, 07/15/25 (Call 06/15/25)	795	801,065
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	410	357,512
3.50%, 08/01/25	265	257,552
AG Issuer LLC, 6.25%, 03/01/28 (Call 05/31/24)(b)	480	464,615
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27 (Call 09/30/24)(b)	465	478,953
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	570	522,383
2.10%, 09/01/28 (Call 07/01/28)	505	434,673
2.20%, 01/15/27 (Call 12/15/26)	590	537,954
2.88%, 01/15/26 (Call 12/15/25)	1,290	1,227,829
2.88%, 01/15/32 (Call 10/15/31)	145	119,178
3.00%, 02/01/30 (Call 11/01/29)	647	560,543
3.13%, 12/01/30 (Call 09/01/30)	920	787,748
3.25%, 10/01/29 (Call 07/01/29)	723	641,896
3.38%, 07/01/25 (Call 06/01/25)	930	904,177
3.63%, 04/01/27 (Call 01/01/27)	663	626,844
3.63%, 12/01/27 (Call 09/01/27)	1,453	1,354,393
3.75%, 06/01/26 (Call 04/01/26)	900	863,722
4.63%, 10/01/28 (Call 07/01/28)	580	555,669
5.10%, 03/01/29 (Call 02/01/29)	375	364,756
5.30%, 02/01/28 (Call 01/01/28)	640	630,720
5.85%, 12/15/27 (Call 11/15/27)	89	89,247
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28 (Call 03/01/28)(b)	135	133,114
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(b)	215	191,295
4.25%, 06/15/26 (Call 04/15/26)	564	545,102
5.25%, 08/11/25 (Call 07/11/25)(b)	835	824,462
5.95%, 02/15/29 (Call 01/15/29)(b)	675	664,539
6.50%, 07/18/28 (Call 06/18/28)(b)	750	755,219
Aldar Investment Properties Sukuk Ltd., 4.88%, 05/24/33(d)	600	570,408
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)	1,535	1,297,642
4.75%, 06/09/27 (Call 05/09/27)	755	726,093
5.75%, 11/20/25 (Call 10/21/25)	899	891,676
5.80%, 05/01/25 (Call 04/01/25)	725	723,990
6.70%, 02/14/33 (Call 11/16/32)	430	421,364
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(a)	915	924,216
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.99%, 06/13/29 (Call 06/13/28), (1-day SOFR + 3.260%)(a)	$310	$316,575
7.10%, 11/15/27 (Call 10/15/27)(c)	1,090	1,125,017
8.00%, 11/01/31	2,066	2,235,617
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(c)	850	773,969
2.55%, 03/04/27 (Call 02/01/27)	1,855	1,715,678
3.13%, 05/20/26 (Call 04/20/26)	1,386	1,321,327
3.30%, 05/03/27 (Call 04/03/27)	1,955	1,839,410
3.95%, 08/01/25 (Call 07/01/25)	1,325	1,298,243
4.05%, 05/03/29 (Call 03/03/29)	525	499,463
4.05%, 12/03/42	2,065	1,702,512
4.20%, 11/06/25 (Call 10/06/25)	891	873,969
4.42%, 08/03/33 (Call 08/03/32), (1-day SOFR + 1.760%)(a)	960	891,258
4.90%, 02/13/26 (Call 01/13/26)	1,195	1,183,081
4.99%, 05/01/26 (Call 05/01/25), (1-day SOFR + 1.000%)(a)	1,485	1,472,941
4.99%, 05/26/33 (Call 02/26/32), (1-day SOFR + 2.255%)(a)	530	501,627
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(a)	970	929,781
5.10%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.000%)(a)	1,220	1,206,229
5.28%, 07/27/29 (Call 07/27/28), (1-day SOFR + 1.280%)(a)	1,370	1,359,767
5.39%, 07/28/27 (Call 07/28/26), (1-day SOFR + 0.970%)(a)	775	771,199
5.53%, 04/25/30 (Call 04/25/29), (1-day SOFR +1.090%)(a)	900	898,745
5.63%, 07/28/34 (Call 04/27/33), (1-day SOFR + 1.930%)(a)	320	313,539
5.65%, 04/23/27 (Call 04/23/26), (1-day SOFR +0.750%)(a)	900	900,529
5.85%, 11/05/27 (Call 10/05/27)	1,070	1,085,931
5.92%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.630%)(a)	300	298,667
6.34%, 10/30/26 (Call 10/30/25), (1-day SOFR + 1.330%)(a)	515	519,093
6.49%, 10/30/31 (Call 10/30/30), (1-day SOFR + 1.940%)(a)	855	895,007
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	50	47,284
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	1,006	949,869
4.50%, 05/13/32 (Call 02/13/32)	630	593,108
5.15%, 05/15/33 (Call 02/15/33)	600	588,431
5.70%, 12/15/28 (Call 11/15/28)	480	485,518
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27 (Call 06/01/27)	523	458,813
Apollo Global Management Inc., 6.38%, 11/15/33 (Call 08/15/33)	718	748,161
Ares Finance Co. II LLC, 3.25%, 06/15/30 (Call 03/15/30)(b)	280	241,142
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26), (5-year CMT + 3.237%)(a)(b)	675	621,177
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	100	66,364
Ares Management Corp., 6.38%, 11/10/28 (Call 10/10/28)	175	180,517
Security	Par (000)	Value
Diversified Financial Services (continued)
Aretec Group Inc.
7.50%, 04/01/29 (Call 05/31/24)(b)	$360	$339,453
10.00%, 08/15/30 (Call 10/15/26)(b)	625	679,021
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	325	302,334
Avation Capital SA, 8.25%, 10/31/26 (Call 05/31/24), (9.00% PIK)(b)(c)(h)	0	1
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)	465	433,315
1.95%, 09/20/26 (Call 08/20/26)(b)	1,240	1,127,160
3.50%, 11/01/27 (Call 07/01/27)(b)	841	774,053
4.13%, 08/01/25 (Call 06/01/25)(b)	407	395,936
4.88%, 10/01/25 (Call 07/01/25)(b)	440	431,426
6.25%, 04/15/28 (Call 03/15/28)(b)	650	656,502
6.38%, 07/15/30 (Call 05/15/30)(b)	307	311,120
6.75%, 10/25/28 (Call 09/25/28)(b)	870	895,215
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	790	733,871
2.53%, 11/18/27 (Call 10/18/27)(b)	2,321	2,047,194
2.75%, 02/21/28 (Call 12/21/27)(b)	770	681,502
3.25%, 02/15/27 (Call 12/15/26)(b)	1,225	1,128,686
4.25%, 04/15/26 (Call 03/15/26)(b)	848	816,188
4.38%, 05/01/26 (Call 03/01/26)(b)	1,296	1,248,920
5.50%, 01/15/26 (Call 12/15/25)(b)	715	705,810
5.75%, 03/01/29 (Call 02/01/29)(b)	970	955,685
6.38%, 05/04/28 (Call 04/04/28)(b)	220	221,959
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(d)	600	515,901
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(d)	400	376,819
6.25%, 04/08/29 (Call 03/08/29)(b)	200	198,506
Bayfront Infrastructure Management Pte. Ltd., 4.26%, 05/16/26(d)	400	392,093
BGC Group Inc., 8.00%, 05/25/28 (Call 04/25/28)	85	88,383
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	990	754,033
1.63%, 08/05/28 (Call 06/05/28)(b)	593	509,618
2.00%, 01/30/32 (Call 10/30/31)(b)	248	189,292
2.50%, 01/10/30 (Call 10/10/29)(b)	760	646,106
2.55%, 03/30/32 (Call 12/30/31)(b)	785	631,098
2.80%, 09/30/50 (Call 03/30/50)(b)	1,093	624,269
2.85%, 08/05/51 (Call 02/05/51)(b)	330	193,509
3.15%, 10/02/27 (Call 07/02/27)(b)(c)	525	486,302
3.20%, 01/30/52 (Call 07/30/51)(b)	200	128,089
3.50%, 09/10/49 (Call 03/10/49)(b)	846	570,229
4.00%, 10/02/47 (Call 04/02/47)(b)	305	224,683
4.45%, 07/15/45(b)	350	280,167
5.00%, 06/15/44(b)	450	395,550
5.90%, 11/03/27 (Call 10/03/27)(b)	510	516,012
6.20%, 04/22/33 (Call 01/22/33)(b)	255	260,117
Blue Bright Ltd.
2.38%, 02/09/26(d)	400	376,607
2.50%, 06/04/25(d)	400	384,282
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	545	448,503
4.13%, 10/07/51 (Call 04/07/51)(b)	350	239,631
4.38%, 02/15/32 (Call 11/15/31)(b)	465	407,709
6.25%, 04/18/34 (Call 01/18/34)(b)	535	530,220
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	400	373,665
2.63%, 09/17/30 (Call 06/17/30)(b)	800	677,426
3.00%, 09/11/29 (Call 06/11/29)(b)	400	354,011

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.50%, 09/18/27 (Call 06/18/27)(d)	$800	$749,074
3.88%, 04/27/26 (Call 01/27/26)(d)	650	627,039
4.50%, 05/23/28 (Call 04/23/28)(d)	600	578,216
BOC Aviation USA Corp.
4.88%, 05/03/33 (Call 02/03/33)(d)	400	381,368
5.00%, 01/17/29 (Call 12/17/28)(d)	400	391,780
5.75%, 11/09/28 (Call 10/09/28)(d)	400	403,917
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	400	366,168
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(b)	830	863,325
Brightsphere Investment Group Inc., 4.80%, 07/27/26	205	197,182
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	405	409,500
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32 (Call 10/30/31)	500	395,001
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	838	697,409
3.50%, 03/30/51 (Call 09/30/50)	588	397,876
3.63%, 02/15/52 (Call 08/15/51)	295	200,234
3.90%, 01/25/28 (Call 10/25/27)	1,167	1,106,591
4.25%, 06/02/26 (Call 03/02/26)	640	623,025
4.35%, 04/15/30 (Call 01/15/30)	1,023	955,091
4.70%, 09/20/47 (Call 03/20/47)	559	462,897
4.85%, 03/29/29 (Call 12/29/28)	1,108	1,076,268
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50 (Call 10/15/49)	807	534,362
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 05/31/24)(b)	295	284,000
6.88%, 04/15/30 (Call 04/15/25)(b)	285	276,178
9.25%, 07/01/31 (Call 07/01/26)(b)	650	677,858
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	795	751,955
7.20%, 12/12/28 (Call 11/12/28)(b)	505	512,711
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (1-day SOFR + 0.855%)(a)	1,060	961,575
2.36%, 07/29/32 (Call 07/29/31), (1-day SOFR + 1.337%)(a)	1,040	787,619
2.62%, 11/02/32 (Call 11/02/31), (1-day SOFR + 1.265%)(a)	485	381,038
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(a)	1,020	900,935
3.65%, 05/11/27 (Call 04/11/27)	1,254	1,186,618
3.75%, 07/28/26 (Call 06/28/26)	1,441	1,378,336
3.75%, 03/09/27 (Call 02/09/27)	1,622	1,540,533
3.80%, 01/31/28 (Call 12/31/27)	2,575	2,413,521
4.20%, 10/29/25 (Call 09/29/25)	994	968,641
4.93%, 05/10/28 (Call 05/10/27), (1-day SOFR + 2.057%)(a)	1,055	1,030,088
4.99%, 07/24/26 (Call 07/24/25), (1-day SOFR + 2.160%)(a)	615	608,003
5.25%, 07/26/30 (Call 07/26/29), (1-day SOFR + 2.600%)(a)	420	404,164
5.27%, 05/10/33 (Call 05/10/32), (1-day SOFR + 2.370%)(a)	1,035	980,904
5.47%, 02/01/29 (Call 02/01/28), (1-day SOFR + 2.080%)(a)	830	814,863
5.70%, 02/01/30 (Call 02/01/29), (1-day SOFR + 1.905%)(a)	290	286,130
Security	Par (000)	Value
Diversified Financial Services (continued)
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(a)	$970	$939,143
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)(a)	690	678,629
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(a)	630	635,614
6.38%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.860%)(a)	1,595	1,605,523
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(a)	845	869,557
7.62%, 10/30/31 (Call 10/30/30), (1-day SOFR + 3.070%)(a)	980	1,054,558
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 05/31/24)(b)	337	324,245
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	782	620,264
3.00%, 03/16/32 (Call 12/16/31)	405	342,539
3.65%, 01/12/27 (Call 10/12/26)	1,069	1,026,604
CCBL Cayman 1 Corp. Ltd.
1.80%, 07/22/26(d)	800	734,427
1.99%, 07/21/25(d)	800	763,393
CDBL Funding 1, 3.50%, 10/24/27(d)	600	561,985
CDBL Funding 2, 2.00%, 03/04/26(d)	1,000	936,541
CDP Financial Inc., 5.60%, 11/25/39(b)	455	461,632
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	1,426	1,312,200
1.15%, 05/13/26 (Call 04/13/26)	1,055	968,901
1.65%, 03/11/31 (Call 12/11/30)	835	654,024
1.95%, 12/01/31 (Call 09/01/31)	665	521,088
2.00%, 03/20/28 (Call 01/20/28)	965	852,383
2.30%, 05/13/31 (Call 02/13/31)	670	548,113
2.45%, 03/03/27 (Call 02/03/27)	1,310	1,207,007
2.75%, 10/01/29 (Call 07/01/29)	320	281,979
2.90%, 03/03/32 (Call 12/03/31)	1,015	847,817
3.20%, 03/02/27 (Call 12/02/26)	1,395	1,315,723
3.20%, 01/25/28 (Call 10/25/27)	1,313	1,216,331
3.25%, 05/22/29 (Call 02/22/29)	515	467,730
3.30%, 04/01/27 (Call 01/01/27)	1,265	1,195,394
3.45%, 02/13/26 (Call 11/13/25)	402	387,572
3.85%, 05/21/25 (Call 03/21/25)	212	208,298
4.00%, 02/01/29 (Call 11/01/28)	1,238	1,173,907
4.63%, 03/22/30 (Call 12/22/29)(c)	458	444,784
5.64%, 05/19/29 (Call 05/19/28), (1-day SOFR + 2.210%)(a)	795	796,050
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(a)	1,420	1,412,562
5.88%, 08/24/26 (Call 07/24/26)	515	519,829
6.14%, 08/24/34 (Call 08/24/33), (1-day SOFR + 2.010%)(a)	1,220	1,236,547
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(a)	1,410	1,443,015
Charming Light Investments Ltd., 4.38%, 12/21/27(d)	600	567,574
China Cinda 2020 I Management Ltd.
1.88%, 01/20/26 (Call 10/20/25)(d)	400	372,634
2.50%, 01/20/28 (Call 10/20/27)(d)	800	708,934
3.00%, 03/18/27 (Call 12/18/26)(d)	400	368,687
3.00%, 01/20/31 (Call 10/20/30)(d)	800	668,968
3.13%, 03/18/30 (Call 12/18/29)(d)	400	343,559
3.25%, 01/28/27 (Call 10/28/26)(d)	1,400	1,304,661
5.75%, 02/07/27 (Call 11/07/26)(d)	400	397,647
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(d)	$600	$575,471
4.75%, 02/08/28(d)	1,000	959,678
4.75%, 02/21/29(d)	600	569,937
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30 (Call 09/28/25), (5-year CMT + 2.750%)(a)(d)	800	763,435
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(d)	600	546,633
China Great Wall International Holdings V Ltd., 2.38%, 08/18/30(d)	1,000	784,802
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(d)	400	322,823
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	845	673,870
4.10%, 06/15/51 (Call 12/15/50)	1,165	683,230
CICC Hong Kong Finance 2016 MTN Ltd.
2.00%, 01/26/26(d)	1,000	940,023
5.01%, 01/18/27(d)	200	197,066
5.42%, 11/22/25(d)	400	397,239
5.44%, 07/18/26(d)	600	597,960
5.49%, 03/01/26(d)	1,200	1,196,281
6.30%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(d)	200	201,163
Citadel Finance LLC, 3.38%, 03/09/26 (Call 02/09/26)(b)	775	725,380
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	250	241,460
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	400	383,333
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	600	554,627
3.38%, 03/07/28(d)	200	187,580
CMB International Leasing Management Ltd.
1.75%, 09/16/26 (Call 08/16/26)(d)	200	182,091
1.88%, 08/12/25(d)	800	760,852
2.00%, 02/04/26(d)	800	748,476
2.75%, 08/12/30(d)	200	170,634
2.88%, 02/04/31(d)	200	169,516
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	555	466,309
3.75%, 06/15/28 (Call 03/15/28)	1,040	992,430
4.15%, 06/15/48 (Call 12/15/47)	613	504,746
5.30%, 09/15/43 (Call 03/15/43)	1,058	1,034,988
Coastal Emerald Ltd., 4.10%, 06/15/25(d)	400	392,272
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)(c)	341	282,447
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	840	704,807
3.63%, 10/01/31 (Call 10/01/26)(b)	665	520,061
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 05/13/24)(c)	360	358,841
9.25%, 12/15/28 (Call 12/15/25)(b)	550	583,073
Credit Suisse USA Inc., 7.13%, 07/15/32	814	884,768
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	700	673,072
Dexia SA, 1.13%, 04/09/26(b)(c)	1,044	964,181
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	813	775,188
4.50%, 01/30/26 (Call 11/30/25)	630	614,975
6.70%, 11/29/32 (Call 08/29/32)	385	394,601
7.96%, 11/02/34 (Call 11/02/33), (1-day SOFR + 3.370%)(a)	810	890,989
Security	Par (000)	Value
Diversified Financial Services (continued)
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Fin, 3.88%, 02/15/26 (Call 12/15/25)(b)	$255	$240,218
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	670	635,602
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	575	574,606
Encore Capital Group Inc., 9.25%, 04/01/29 (Call 04/01/26)(b)(c)	400	408,992
Enova International Inc.
8.50%, 09/15/25 (Call 05/31/24)(b)	301	300,324
11.25%, 12/15/28 (Call 12/15/25)(b)	365	387,822
Far East Horizon Ltd., 4.25%, 10/26/26(d)	400	378,258
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 05/31/24)(b)(c)	290	229,101
FMR LLC
4.95%, 02/01/33(b)	390	363,491
5.15%, 02/01/43(b)	403	358,106
6.45%, 11/15/39(b)	200	206,519
6.50%, 12/14/40(b)	115	119,133
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	734	582,287
2.95%, 08/12/51 (Call 02/12/51)	588	350,158
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(b)	450	452,975
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(b)	345	345,291
8.00%, 02/15/27 (Call 08/15/26)(b)	540	554,552
8.00%, 06/15/28 (Call 12/15/27)(b)	545	561,245
7.75%, 05/15/26 (Call 11/15/25)(b)	390	396,776
goeasy Ltd.
4.38%, 05/01/26 (Call 05/13/24)(b)	315	302,599
7.63%, 07/01/29 (Call 07/01/26)(b)	375	375,275
9.25%, 12/01/28 (Call 12/01/25)(b)	490	518,171
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	355	269,944
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	186,216
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	400	373,529
Haitong International Securities Group Ltd.
2.13%, 05/20/26(d)	400	366,153
3.13%, 05/18/25(d)	200	192,913
Hightower Holding LLC, 6.75%, 04/15/29 (Call 05/31/24)(b)(c)	256	240,326
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	400	379,197
ICBCIL Finance Co. Ltd.
1.75%, 08/25/25(d)	1,200	1,136,695
1.75%, 08/02/26(d)	800	735,204
2.25%, 11/02/26(d)	600	552,609
2.70%, 01/27/27(d)	200	185,702
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	800	787,162
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	1,847	1,401,308
2.10%, 06/15/30 (Call 03/15/30)	1,586	1,315,422
2.65%, 09/15/40 (Call 03/15/40)	825	562,408
3.00%, 06/15/50 (Call 12/15/49)	1,582	1,007,527
3.00%, 09/15/60 (Call 03/15/60)	1,043	612,914
3.10%, 09/15/27 (Call 06/15/27)	1,186	1,105,617
3.65%, 05/23/25	530	519,568
3.75%, 12/01/25 (Call 09/01/25)	980	954,169
3.75%, 09/21/28 (Call 06/21/28)(c)	772	726,745

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.00%, 09/15/27 (Call 08/15/27)	$1,518	$1,454,705
4.25%, 09/21/48 (Call 03/21/48)	1,168	945,336
4.35%, 06/15/29 (Call 04/15/29)	1,483	1,416,919
4.60%, 03/15/33 (Call 12/15/32)	903	846,327
4.95%, 06/15/52 (Call 12/15/51)	1,603	1,443,940
5.20%, 06/15/62 (Call 12/15/61)	873	796,738
Intercorp Financial Services Inc., 4.13%, 10/19/27 (Call 07/19/27)(d)	205	189,546
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	400	363,201
1.65%, 09/03/25(d)	800	755,662
Invesco Finance PLC
3.75%, 01/15/26	403	390,730
5.38%, 11/30/43	365	337,518
Jane Street Group / JSG Finance Inc., 7.13%, 04/30/31 (Call 04/30/27)(b)	1,245	1,254,160
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)(c)	540	491,400
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)	158	155,998
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	895	805,306
Jefferies Financial Group Inc.
2.63%, 10/15/31 (Call 07/15/31)	680	539,371
2.75%, 10/15/32 (Call 07/15/32)	235	182,678
4.15%, 01/23/30	1,122	1,019,769
4.85%, 01/15/27	840	823,783
5.88%, 07/21/28 (Call 06/21/28)	1,270	1,264,680
6.20%, 04/14/34 (Call 01/14/34)	1,125	1,112,079
6.25%, 01/15/36	585	583,003
6.45%, 06/08/27	635	646,883
6.50%, 01/20/43	100	99,906
Jefferson Capital Holdings LLC
6.00%, 08/15/26 (Call 05/31/24)(b)	298	292,586
9.50%, 02/15/29 (Call 02/15/26)(b)	500	508,693
JIC Zhixin Ltd.
1.50%, 08/27/25(d)	400	378,044
2.13%, 08/27/30(d)	800	661,037
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(d)	600	562,211
2.75%, 11/17/30 (Call 08/17/30)(d)	400	328,843
3.50%, 09/24/29 (Call 06/24/29)(d)	800	706,573
5.50%, 02/01/27 (Call 11/01/26)(d)	800	788,532
KB Capital Co. Ltd., 1.50%, 10/28/25(d)	200	186,202
KB Kookmin Card Co. Ltd.
1.50%, 05/13/26(d)	200	183,129
4.00%, 06/09/25(d)	400	391,159
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	181,354
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)(c)	86	79,875
KODIT Global 2022-1 Co. Ltd., 3.62%, 05/27/25(d)	200	195,475
Kodit Global the1st Securitization Specialty Co. Ltd., 4.95%, 05/25/26(d)	400	394,003
Korea Investment & Securities Co. Ltd.
2.13%, 07/19/26(d)	200	181,943
6.88%, 11/06/26(d)	400	402,541
Korea Ocean Business Corp., 4.50%, 05/03/28(d)	200	193,201
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	200	178,757
4.50%, 02/23/27(d)	600	525,930
Security	Par (000)	Value
Diversified Financial Services (continued)
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	$258	$244,434
4.38%, 03/11/29 (Call 12/11/28)	394	371,028
4.50%, 09/19/28 (Call 06/19/28)	547	520,803
6.00%, 03/15/31 (Call 01/15/31)	220	219,807
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(b)	445	337,101
6.50%, 11/01/25 (Call 05/31/24)(b)	445	422,142
Legg Mason Inc.
4.75%, 03/15/26	313	308,814
5.63%, 01/15/44	446	429,040
LFS Topco LLC, 5.88%, 10/15/26 (Call 05/31/24)(b)	305	282,552
LPL Holdings Inc.
4.00%, 03/15/29 (Call 05/31/24)(b)	785	712,348
4.38%, 05/15/31 (Call 05/15/26)(b)	435	387,077
4.63%, 11/15/27 (Call 05/03/24)(b)(c)	688	654,957
6.75%, 11/17/28 (Call 10/17/28)	540	555,317
Lseg U.S. Fin Corp.
4.88%, 03/28/27 (Call 02/28/27)(b)	590	581,201
5.30%, 03/28/34 (Call 12/28/33)(b)	210	204,228
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(b)	1,205	1,113,205
2.00%, 04/06/28 (Call 02/06/28)(b)	990	872,009
2.50%, 04/06/31 (Call 01/06/31)(b)	1,035	852,922
3.20%, 04/06/41 (Call 10/06/40)(b)	805	580,551
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(b)	465	464,004
6.50%, 03/26/31 (Call 01/26/31)(b)	430	430,545
8.13%, 03/30/29 (Call 09/30/25)(b)	465	487,043
8.38%, 05/01/28 (Call 05/01/25)(b)	465	488,864
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	687	560,733
2.00%, 11/18/31 (Call 08/18/31)	907	730,185
2.95%, 11/21/26 (Call 08/21/26)	1,011	958,179
2.95%, 06/01/29 (Call 03/01/29)	1,574	1,421,518
2.95%, 03/15/51 (Call 09/15/50)	1,050	682,840
3.30%, 03/26/27 (Call 01/26/27)	1,375	1,307,667
3.35%, 03/26/30 (Call 12/26/29)	1,855	1,689,254
3.50%, 02/26/28 (Call 11/26/27)	920	872,089
3.65%, 06/01/49 (Call 12/01/48)	717	538,532
3.80%, 11/21/46 (Call 05/21/46)	1,007	783,328
3.85%, 03/26/50 (Call 09/26/49)	1,506	1,165,897
3.95%, 02/26/48 (Call 08/26/47)	728	580,495
4.85%, 03/09/33 (Call 12/09/32)	775	758,001
4.88%, 03/09/28 (Call 02/09/28)	685	681,952
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	345	290,019
6.50%, 05/01/28 (Call 05/16/24)(b)	923	835,532
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(d)	400	381,528
5.88%, 01/26/27(d)	400	393,996
6.00%, 01/26/29(d)	200	195,270
6.88%, 07/26/26(d)	200	201,792
Mitsubishi HC Capital Inc., 5.08%, 09/15/27 (Call 08/15/27)(b)	360	354,338
Mitsubishi HC Finance America LLC
5.66%, 02/28/33 (Call 11/28/32)(b)	520	512,230
5.81%, 09/12/28 (Call 08/12/28)(b)	200	200,035
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	778	609,759
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.50%, 12/21/40 (Call 06/21/40)	$760	$485,294
3.25%, 04/28/50 (Call 10/28/49)	625	407,277
3.85%, 06/30/26 (Call 03/30/26)	1,005	970,296
3.95%, 03/07/52 (Call 09/07/51)	85	61,625
5.35%, 06/28/28 (Call 05/28/28)	965	960,636
5.55%, 02/15/34 (Call 11/15/33)	1,700	1,663,226
5.65%, 06/28/25	175	174,904
5.95%, 08/15/53 (Call 02/15/53)	885	874,817
6.10%, 06/28/63 (Call 12/28/62)	595	595,719
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 05/31/24)(b)(c)	490	476,635
5.13%, 12/15/30 (Call 12/15/25)(b)	585	525,174
5.50%, 08/15/28 (Call 05/31/24)(b)	762	716,685
5.75%, 11/15/31 (Call 11/15/26)(b)	585	532,916
6.00%, 01/15/27 (Call 05/31/24)(b)	550	539,178
7.13%, 02/01/32 (Call 02/01/27)(b)	885	872,509
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	490	443,178
5.00%, 03/15/27 (Call 09/15/26)	555	523,770
5.50%, 03/15/29 (Call 06/15/28)	675	604,974
5.63%, 08/01/33	565	449,259
6.75%, 06/25/25	395	394,027
6.75%, 06/15/26	465	464,000
9.38%, 07/25/30 (Call 10/25/29)	475	489,324
11.50%, 03/15/31 (Call 03/15/27)	420	459,254
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.50%, 03/15/27 (Call 12/15/26)(b)	485	459,973
4.88%, 04/15/45 (Call 10/15/44)(b)	475	364,954
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	400	361,895
Nomura Holdings Inc.
1.65%, 07/14/26	1,260	1,152,125
1.85%, 07/16/25	247	235,044
2.17%, 07/14/28	1,060	918,489
2.33%, 01/22/27	955	872,395
2.61%, 07/14/31	865	698,495
2.68%, 07/16/30	1,080	900,995
2.71%, 01/22/29	1,070	933,629
3.00%, 01/22/32	845	693,060
3.10%, 01/16/30	1,000	866,977
5.10%, 07/03/25	435	430,338
5.39%, 07/06/27	400	396,090
5.61%, 07/06/29	450	445,642
5.71%, 01/09/26	810	807,197
5.84%, 01/18/28	530	530,819
6.07%, 07/12/28	420	424,462
6.09%, 07/12/33(c)	430	439,632
6.18%, 01/18/33	590	605,926
Nuveen LLC
4.00%, 11/01/28 (Call 08/01/28)(b)	1,028	977,399
5.55%, 01/15/30 (Call 12/15/29)(b)	175	173,705
5.85%, 04/15/34 (Call 01/15/34)(b)	175	172,619
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	400	377,870
OneMain Finance Corp.
3.50%, 01/15/27 (Call 05/31/24)	675	621,785
3.88%, 09/15/28 (Call 09/15/24)	690	607,578
4.00%, 09/15/30 (Call 09/15/25)	720	606,102
5.38%, 11/15/29 (Call 05/15/29)	644	595,428
6.63%, 01/15/28 (Call 07/15/27)	650	648,261
7.13%, 03/15/26	1,430	1,443,264
Security	Par (000)	Value
Diversified Financial Services (continued)
7.88%, 03/15/30 (Call 12/15/26)	$635	$648,054
9.00%, 01/15/29 (Call 07/15/25)	795	835,236
ORIX Corp.
2.25%, 03/09/31(c)	720	589,728
3.70%, 07/18/27	271	255,977
4.00%, 04/13/32	350	316,596
5.00%, 09/13/27	285	280,248
5.20%, 09/13/32	270	265,108
Osaic Holdings Inc., 10.75%, 08/01/27 (Call 05/31/24)(b)(c)	260	269,170
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27 (Call 05/31/24)(b)	380	356,004
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 05/31/24)(b)	610	541,786
5.38%, 10/15/25 (Call 05/31/24)(b)	580	572,992
5.75%, 09/15/31 (Call 09/15/26)(b)	420	381,514
7.88%, 12/15/29 (Call 12/15/26)(b)	670	683,886
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 05/31/24)(b)	355	341,030
Pioneer Reward Ltd.
2.00%, 04/09/26(d)	800	747,870
5.25%, 08/09/26(d)	600	596,083
6.24%, 11/29/26, (1-day SOFR + 0.900%)(a)(d)	400	401,768
Power Finance Corp. Ltd.
3.35%, 05/16/31(d)	400	337,774
3.75%, 12/06/27(d)	400	372,708
3.90%, 09/16/29(d)	400	361,674
3.95%, 04/23/30(d)	800	713,955
4.50%, 06/18/29(d)	400	375,086
5.25%, 08/10/28(d)	200	195,010
6.15%, 12/06/28(d)	600	604,761
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)(c)	310	256,507
7.38%, 09/01/25 (Call 05/31/24)(b)	275	273,991
8.38%, 02/01/28 (Call 02/01/25)(b)	380	371,147
Private Export Funding Corp., Series GG, 2.45%, 07/15/24	200	198,612
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 05/31/24)(b)	280	269,624
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)	686	660,122
6.20%, 05/15/29 (Call 04/15/29)	425	422,016
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	356	254,910
4.65%, 04/01/30 (Call 01/01/30)	552	531,988
4.95%, 07/15/46	807	706,098
REC Ltd.
2.25%, 09/01/26(d)	600	551,039
2.75%, 01/13/27(d)	200	184,028
3.88%, 07/07/27(d)	400	375,940
4.63%, 03/22/28(d)	600	573,393
5.63%, 04/11/28(d)	400	396,378
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 05/31/24)(b)	1,019	936,217
3.63%, 03/01/29 (Call 05/31/24)(b)	675	594,963
3.88%, 03/01/31 (Call 03/01/26)(b)	1,125	957,369
4.00%, 10/15/33 (Call 10/15/27)(b)	756	617,139
Sarana Multi Infrastruktur Perusahaan Perseroan Persero PT, 2.05%, 05/11/26(d)	400	364,832

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(d)	$400	$367,938
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	400	374,363
1.38%, 06/23/26(d)	200	182,309
2.50%, 01/27/27(d)	400	366,001
Shriram Finance Ltd., 6.63%, 04/22/27(d)	600	594,242
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	420	389,570
4.20%, 10/29/25 (Call 09/29/25)	450	435,238
State Elite Global Ltd., 1.50%, 09/29/26(d)	600	546,311
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	225	201,750
StoneX Group Inc.
7.88%, 03/01/31 (Call 03/01/27)(b)	485	490,488
8.63%, 06/15/25 (Call 05/31/24)(b)	265	265,833
SURA Asset Management SA, 4.38%, 04/11/27(d)	400	381,450
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)	1,042	821,479
3.70%, 08/04/26 (Call 05/04/26)	445	420,366
3.95%, 12/01/27 (Call 09/01/27)	1,294	1,198,026
4.50%, 07/23/25 (Call 04/23/25)	1,625	1,588,005
4.88%, 06/13/25 (Call 05/13/25)	625	614,849
5.15%, 03/19/29 (Call 12/19/28)	935	886,624
7.25%, 02/02/33 (Call 11/02/32)	680	666,038
TPG Operating Group II LP, 5.88%, 03/05/34 (Call 12/05/33)	415	405,096
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(d)	400	404,356
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(b)	685	674,522
5.50%, 04/15/29 (Call 05/13/24)(b)	640	594,981
5.75%, 06/15/27 (Call 06/15/24)(b)	465	446,555
USAA Capital Corp., 3.38%, 05/01/25(b)	890	871,325
Vertex Capital Investment Ltd., 2.85%, 07/28/26(d)	200	186,296
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	835	729,456
1.10%, 02/15/31 (Call 11/15/30)	1,375	1,065,583
1.90%, 04/15/27 (Call 02/15/27)	983	899,405
2.00%, 08/15/50 (Call 02/15/50)	1,730	938,912
2.05%, 04/15/30 (Call 01/15/30)	1,652	1,391,235
2.70%, 04/15/40 (Call 10/15/39)	1,050	743,638
2.75%, 09/15/27 (Call 06/15/27)	941	872,324
3.15%, 12/14/25 (Call 09/14/25)	2,784	2,697,176
3.65%, 09/15/47 (Call 03/15/47)	1,508	1,142,725
4.15%, 12/14/35 (Call 06/14/35)	1,509	1,371,617
4.30%, 12/14/45 (Call 06/14/45)	2,437	2,061,124
Voya Financial Inc.
3.65%, 06/15/26	863	825,867
4.70%, 01/23/48 (Call 01/23/28), (3-mo. LIBOR US + 2.084%)(a)	415	348,778
4.80%, 06/15/46	205	168,372
5.70%, 07/15/43	436	409,289
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	852	784,012
2.75%, 03/15/31 (Call 12/15/30)	280	228,165
6.20%, 11/17/36	660	656,780
World Acceptance Corp., 7.00%, 11/01/26 (Call 05/31/24)(b)	227	210,900
Security	Par (000)	Value
Diversified Financial Services (continued)
Xianjin Industry Investment Co. Ltd.
3.90%, 06/08/25(d)	$400	$390,390
5.80%, 09/05/26(d)	200	199,896
XP Inc., 3.25%, 07/01/26(d)	600	560,196
Ziraat Katilim Varlik Kiralama A/S, 9.38%, 11/12/26(d)	600	630,816
		352,064,862
Electric — 2.5%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(d)	1,200	1,051,377
3.40%, 04/29/51 (Call 10/29/50)(d)	800	550,244
4.00%, 10/03/49(d)	800	619,831
4.38%, 06/22/26(d)	800	780,956
4.70%, 04/24/33(d)	800	757,947
4.88%, 04/23/30(d)	800	782,496
6.50%, 10/27/36(b)	680	744,610
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(d)	396	381,034
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(d)	400	316,418
3.95%, 02/12/30(d)	600	494,937
Adani Transmission Step-One Ltd.
4.00%, 08/03/26(d)	600	556,412
4.25%, 05/21/36(d)	235	191,131
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	525	336,393
3.80%, 10/01/47 (Call 04/01/47)	610	427,145
3.95%, 06/01/28 (Call 03/01/28)	55	51,493
4.70%, 05/15/32 (Call 02/15/32)	175	162,258
5.25%, 05/15/52 (Call 11/15/51)	205	180,423
5.40%, 06/01/33 (Call 03/01/33)	175	168,534
Series G, 4.15%, 05/01/49 (Call 11/01/48)	260	190,757
Series H, 3.45%, 01/15/50 (Call 07/15/49)	507	330,906
Series I, 2.10%, 07/01/30 (Call 04/01/30)	515	420,927
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	275	259,615
3.15%, 09/15/49 (Call 03/15/49)	295	189,661
3.75%, 12/01/47 (Call 06/01/47)	577	421,033
3.80%, 06/15/49 (Call 12/15/48)	210	152,567
4.00%, 12/01/46 (Call 06/01/46)	215	166,426
4.25%, 09/15/48 (Call 03/15/48)	705	554,422
4.50%, 06/15/52 (Call 12/01/51)	515	420,265
5.15%, 04/01/34 (Call 01/01/34)	270	260,091
5.40%, 03/15/53 (Call 09/15/52)	436	407,661
Series M, 3.65%, 04/01/50 (Call 10/01/49)	520	368,921
Series N, 2.75%, 08/15/51 (Call 02/15/51)	180	105,200
AES Andes SA, 6.30%, 03/15/29 (Call 02/15/29)(b)	200	197,048
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	1,010	935,623
2.45%, 01/15/31 (Call 10/15/30)	270	217,291
3.30%, 07/15/25 (Call 06/15/25)(b)	862	835,725
3.95%, 07/15/30 (Call 04/15/30)(b)	1,112	990,134
5.45%, 06/01/28 (Call 05/01/28)	570	561,298
AES Panama Generation Holdings SRL, 4.38%, 05/31/30 (Call 02/28/30)(d)	1,179	989,412
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	323	204,697
3.05%, 03/15/32 (Call 12/15/31)	255	216,988
3.13%, 07/15/51 (Call 01/15/51)	440	284,611
3.45%, 10/01/49 (Call 04/01/49)	933	648,423
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.75%, 09/01/27 (Call 08/01/27)	$310	$294,319
3.75%, 03/01/45 (Call 09/01/44)	898	675,048
3.85%, 12/01/42	149	116,490
3.94%, 09/01/32 (Call 03/01/32)	620	560,130
4.15%, 08/15/44 (Call 02/15/44)	474	377,718
4.30%, 01/02/46 (Call 07/02/45)	440	354,686
5.85%, 11/15/33 (Call 05/15/33)	280	285,639
6.00%, 03/01/39	290	292,814
6.13%, 05/15/38	170	172,972
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	885	700,259
Series A, 4.30%, 07/15/48 (Call 01/15/48)	808	647,188
Series B, 3.70%, 12/01/47 (Call 06/01/47)	452	330,602
Alexander Funding Trust II, 7.47%, 07/31/28 (Call 06/30/28)(b)	974	1,015,892
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(d)	1,043	760,619
Algonquin Power & Utilities Corp.
4.75%, 01/18/82 (Call 01/18/27), (5-year CMT + 3.249%)(a)	681	590,390
5.37%, 06/15/26(g)	170	168,249
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	420	356,628
4.25%, 06/15/28 (Call 03/15/28)(b)	448	421,182
5.95%, 03/30/29 (Call 02/28/29)(b)	90	90,942
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)	170	147,815
1.95%, 03/15/27 (Call 02/15/27)	840	762,356
3.50%, 01/15/31 (Call 10/15/30)	768	677,052
3.65%, 02/15/26 (Call 11/15/25)	630	607,201
5.00%, 01/15/29 (Call 12/15/28)	665	648,939
5.70%, 12/01/26 (Call 11/01/26)	450	451,091
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	275	216,727
2.90%, 06/15/51 (Call 12/15/50)	573	349,881
3.25%, 03/15/50 (Call 09/15/49)	484	321,321
3.70%, 12/01/47 (Call 06/01/47)	537	392,080
3.80%, 05/15/28 (Call 02/15/28)	95	90,074
3.85%, 09/01/32 (Call 06/01/32)	270	240,073
4.15%, 03/15/46 (Call 09/15/45)	455	362,384
4.50%, 03/15/49 (Call 09/15/48)	505	420,759
4.95%, 06/01/33 (Call 03/01/33)	350	334,903
5.90%, 12/01/52 (Call 06/01/52)	496	500,105
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	464	385,482
3.20%, 11/13/27 (Call 08/13/27)	500	462,575
3.25%, 03/01/50 (Call 09/01/49)	385	248,655
3.88%, 02/15/62 (Call 11/15/26), (5-year CMT + 2.675%)(a)	639	573,071
5.20%, 01/15/29 (Call 12/15/28)	1,030	1,013,175
5.63%, 03/01/33 (Call 12/01/32)	549	537,048
5.70%, 08/15/25	150	149,615
5.75%, 11/01/27 (Call 10/01/27)	745	752,229
5.95%, 11/01/32 (Call 08/01/32)	420	423,375
Series J, 4.30%, 12/01/28 (Call 09/01/28)	785	745,395
Series N, 1.00%, 11/01/25 (Call 10/01/25)	30	27,913
American Transmission Systems Inc.
2.65%, 01/15/32 (Call 10/15/31)(b)	800	645,788
5.00%, 09/01/44 (Call 03/01/44)(b)	460	397,002
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	489	475,938
4.40%, 05/15/44 (Call 11/15/43)	340	264,459
Security	Par (000)	Value
Electric (continued)
4.45%, 06/01/45 (Call 12/01/44)	$125	$97,426
4.50%, 08/01/32 (Call 05/01/32)	455	413,408
5.65%, 04/01/34 (Call 01/01/34)	350	340,076
7.00%, 04/01/38	545	583,013
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	280	230,404
Series X, 3.30%, 06/01/27 (Call 03/01/27)	45	42,001
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	500	387,202
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	535	359,698
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	460	364,033
2.60%, 08/15/29 (Call 05/15/29)	569	495,103
2.65%, 09/15/50 (Call 03/15/50)	520	292,144
2.95%, 09/15/27 (Call 06/15/27)	370	341,411
3.15%, 05/15/25 (Call 02/15/25)	585	569,687
3.35%, 05/15/50 (Call 11/15/49)	360	234,682
3.50%, 12/01/49 (Call 06/01/49)	278	184,688
3.75%, 05/15/46 (Call 11/15/45)	185	132,872
4.20%, 08/15/48 (Call 02/15/48)	322	243,824
4.25%, 03/01/49 (Call 09/01/48)	660	502,843
4.35%, 11/15/45 (Call 05/15/45)	353	278,853
4.50%, 04/01/42 (Call 10/01/41)	466	383,781
5.05%, 09/01/41 (Call 03/01/41)	237	210,698
5.55%, 08/01/33 (Call 05/01/33)	400	392,296
6.35%, 12/15/32 (Call 09/15/32)	235	243,962
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	250	204,796
4.00%, 10/15/28 (Call 07/15/28)	298	281,176
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(b)	385	345,946
Atlantica Transmision Sur SA, 6.88%, 04/30/43(d)	366	371,651
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28 (Call 05/01/28)(b)	480	453,321
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	452	413,074
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	195	141,825
4.35%, 06/01/48 (Call 12/01/47)	525	413,025
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27 (Call 05/30/24)(d)	600	579,857
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	533	436,438
2.40%, 08/15/26 (Call 05/15/26)	40	37,578
2.90%, 06/15/50 (Call 12/15/49)	575	353,538
3.20%, 09/15/49 (Call 03/15/49)	361	234,481
3.50%, 08/15/46 (Call 02/15/46)	530	376,718
3.75%, 08/15/47 (Call 02/15/47)	398	291,263
4.25%, 09/15/48 (Call 03/15/48)	555	438,396
4.55%, 06/01/52 (Call 12/01/51)	520	428,754
5.40%, 06/01/53 (Call 12/01/52)	665	628,217
6.35%, 10/01/36	250	259,271
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	423	352,477
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	562	436,893
2.85%, 05/15/51 (Call 11/15/50)	1,038	621,041
3.25%, 04/15/28 (Call 01/15/28)	1,090	1,009,735
3.70%, 07/15/30 (Call 04/15/30)	1,025	934,069
3.80%, 07/15/48 (Call 01/15/48)	680	488,531
4.25%, 10/15/50 (Call 04/15/50)	596	456,267
4.45%, 01/15/49 (Call 07/15/48)	675	541,354
4.50%, 02/01/45 (Call 08/01/44)	898	760,121
4.60%, 05/01/53 (Call 11/01/52)	519	420,460

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 11/15/43 (Call 05/15/43)	$638	$589,723
5.95%, 05/15/37	323	322,780
6.13%, 04/01/36	1,405	1,436,631
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	297	242,764
3.05%, 10/15/29 (Call 07/15/29)	507	444,195
3.15%, 01/15/27 (Call 07/15/26)	30	28,099
3.88%, 10/15/49 (Call 04/15/49)	211	145,263
3.95%, 01/15/26 (Call 07/15/25)	415	401,878
4.20%, 09/15/46 (Call 03/15/46)	274	203,309
4.35%, 05/01/33 (Call 02/01/33)	295	260,442
5.95%, 03/15/28 (Call 02/15/28)	661	669,682
6.15%, 05/15/34 (Call 02/15/34)	190	189,806
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39 (Call 11/15/38)(d)	600	627,922
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	810	701,590
4.50%, 02/15/28 (Call 05/31/24)(b)	1,110	1,036,928
4.63%, 02/01/29 (Call 05/31/24)(b)	585	537,375
5.00%, 02/01/31 (Call 02/01/26)(b)	762	692,432
5.13%, 03/15/28 (Call 05/31/24)(b)	1,249	1,183,710
5.25%, 06/01/26 (Call 05/31/24)(b)	386	380,368
Castle Peak Power Finance Co. Ltd.
2.13%, 03/03/31(d)	400	326,224
2.20%, 06/22/30(d)	200	166,918
3.25%, 07/25/27(d)	400	375,809
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	5	4,199
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	455	341,008
3.60%, 03/01/52 (Call 09/01/51)	245	172,957
3.95%, 03/01/48 (Call 09/01/47)	588	452,572
4.50%, 04/01/44 (Call 10/01/43)	440	370,582
4.95%, 04/01/33 (Call 01/01/33)	705	676,629
5.15%, 03/01/34 (Call 12/01/33)	250	242,560
5.20%, 10/01/28 (Call 09/01/28)	335	333,789
5.30%, 04/01/53 (Call 10/01/52)	85	79,700
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	150	141,120
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	775	619,051
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	513	320,692
Series AE, 2.35%, 04/01/31 (Call 01/01/31)	473	391,355
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	555	376,835
Series AG, 3.00%, 03/01/32 (Call 12/01/31)	80	67,512
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	345	320,632
Series AJ, 4.85%, 10/01/52 (Call 04/01/52)	200	174,001
Series K2, 6.95%, 03/15/33	38	41,985
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	113	105,728
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	536	492,623
2.65%, 06/01/31 (Call 03/01/31)	575	473,831
2.95%, 03/01/30 (Call 12/01/29)	280	243,016
3.70%, 09/01/49 (Call 03/01/49)	1,133	786,356
5.25%, 08/10/26	250	248,184
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(d)	600	538,741
CGNPC International Ltd., 4.00%, 05/19/25(d)	400	392,566
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/33(d)	600	597,565
Chile Electricity PEC SpA,0.00% 01/25/28(d)(j)	396	311,475
Security	Par (000)	Value
Electric (continued)
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	$1,200	$1,167,839
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25), (5-year CMT + 6.065%)(a)(d)(i)	800	779,224
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	1,000	934,867
2.70%, 01/20/31(d)	200	171,140
3.00%, 12/10/29(d)	400	353,915
3.08%, (Call 12/09/25), (5-year CMT + 5.651%)(a)(d)(i)	600	575,102
China Southern Power Grid International Finance BVI 2018 Co. Ltd., 4.25%, 09/18/28(d)	800	768,948
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(d)	400	379,858
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 05/30/24)(d)	400	383,139
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	823	695,871
3.75%, 01/15/32 (Call 01/15/27)(b)(c)	340	281,680
4.75%, 03/15/28 (Call 05/13/24)(b)	761	717,585
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	682	651,817
4.97%, 05/01/46 (Call 11/01/45)	280	220,020
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	595	547,760
4.55%, 11/15/30 (Call 08/15/30)(b)	300	274,652
5.95%, 12/15/36	165	161,062
CLP Power Hong Kong Financing Ltd.
2.13%, 06/30/30(d)	600	497,576
2.25%, 07/21/31(d)	200	162,832
3.38%, 10/26/27(d)	800	750,929
CMS Energy Corp.
3.00%, 05/15/26 (Call 02/15/26)	35	33,200
3.45%, 08/15/27 (Call 05/15/27)	226	213,449
3.75%, 12/01/50 (Call 09/01/30), (5-year CMT + 2.900%)(a)	447	361,857
4.75%, 06/01/50 (Call 03/01/30), (5-year CMT + 4.116%)(a)	608	548,389
4.88%, 03/01/44 (Call 09/01/43)	447	395,625
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(d)	600	515,488
3.15%, 01/19/32 (Call 10/19/31)(d)	400	329,497
3.95%, 10/11/27 (Call 07/11/27)(d)	400	379,108
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(d)	469	461,535
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(d)	1,000	810,429
3.88%, 07/26/33 (Call 04/26/33)(d)	600	471,655
4.68%, 02/09/51 (Call 08/09/50)(d)	600	405,497
4.69%, 05/15/29 (Call 03/15/29)(d)	1,200	1,104,080
4.75%, 02/23/27(d)	400	383,845
5.75%, 02/14/42(d)	400	353,288
6.13%, 06/16/45(d)	600	532,887
6.26%, 02/15/52(d)	400	335,392
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	547	459,181
2.55%, 06/15/26 (Call 03/15/26)	707	668,299
3.00%, 03/01/50 (Call 09/01/49)	367	229,637
3.15%, 03/15/32 (Call 12/15/31)	300	256,526
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.65%, 06/15/46 (Call 12/15/45)	$520	$377,544
3.70%, 08/15/28 (Call 05/15/28)	825	774,797
3.70%, 03/01/45 (Call 09/01/44)	347	257,520
3.80%, 10/01/42 (Call 04/01/42)	105	80,438
4.00%, 03/01/48 (Call 09/01/47)	620	471,570
4.00%, 03/01/49 (Call 09/01/48)	443	333,855
4.35%, 11/15/45 (Call 05/15/45)	386	313,024
4.60%, 08/15/43 (Call 02/15/43)	420	357,570
4.70%, 01/15/44 (Call 07/15/43)	246	214,022
4.90%, 02/01/33 (Call 11/01/32)	80	76,857
5.30%, 02/01/53 (Call 08/01/52)	355	327,822
5.90%, 03/15/36	372	380,569
6.45%, 01/15/38	363	381,126
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	355	328,891
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	683	500,661
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	404	263,558
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	480	307,050
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	590	345,461
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	200	145,225
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	672	518,984
4.30%, 04/15/44 (Call 10/15/43)	465	384,380
4.65%, 01/01/29 (Call 12/01/28)	440	427,962
4.90%, 07/01/33 (Call 04/01/33)	225	214,816
5.25%, 01/15/53 (Call 07/15/52)	461	432,017
Series A, 0.75%, 12/01/25 (Call 11/01/25)	405	376,087
Series A, 2.05%, 07/01/31 (Call 04/01/31)	505	403,311
Series A, 3.20%, 03/15/27 (Call 12/15/26)	168	158,645
Series A, 4.15%, 06/01/45 (Call 12/01/44)	390	315,648
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	688	568,815
3.20%, 12/01/51 (Call 06/01/51)	240	154,520
3.60%, 06/15/61 (Call 12/15/60)	648	435,302
3.70%, 11/15/59 (Call 05/15/59)	287	192,691
3.80%, 05/15/28 (Call 02/15/28)	525	496,500
3.85%, 06/15/46 (Call 12/15/45)	718	537,282
3.95%, 03/01/43 (Call 09/01/42)	680	531,494
4.45%, 03/15/44 (Call 09/15/43)	668	557,808
4.50%, 12/01/45 (Call 06/01/45)	651	540,345
4.50%, 05/15/58 (Call 11/15/57)	451	358,985
4.63%, 12/01/54 (Call 06/01/54)	312	257,564
5.20%, 03/01/33 (Call 12/01/32)	465	458,299
5.50%, 03/15/34 (Call 12/15/33)	550	548,764
5.70%, 06/15/40	333	324,682
5.90%, 11/15/53 (Call 05/15/53)	835	840,020
6.15%, 11/15/52 (Call 05/15/52)	615	638,831
Series 05-A, 5.30%, 03/01/35	75	73,019
Series 06-A, 5.85%, 03/15/36	576	577,237
Series 06-B, 6.20%, 06/15/36	375	387,834
Series 07-A, 6.30%, 08/15/37	50	52,086
Series 08-B, 6.75%, 04/01/38	557	605,254
Series 09-C, 5.50%, 12/01/39	265	255,520
Series 12-A, 4.20%, 03/15/42	263	211,762
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	554	415,428
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	520	468,122
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	1,020	777,153
Series A, 4.13%, 05/15/49 (Call 11/15/48)	505	389,525
Series B, 3.13%, 11/15/27 (Call 08/15/27)	310	288,201
Series C, 3.00%, 12/01/60 (Call 06/01/60)	477	273,955
Series C, 4.00%, 11/15/57 (Call 05/15/57)	633	462,798
Series C, 4.30%, 12/01/56 (Call 06/01/56)	545	420,321
Security	Par (000)	Value
Electric (continued)
Series D, 4.00%, 12/01/28 (Call 09/01/28)	$400	$380,506
Series E, 4.65%, 12/01/48 (Call 06/01/48)	605	506,464
Consorcio Transmantaro SA
4.70%, 04/16/34(c)(d)	800	727,176
5.20%, 04/11/38 (Call 01/11/38)(d)	400	362,219
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	690	672,307
5.60%, 03/01/28 (Call 02/01/28)	670	671,226
5.60%, 06/15/42 (Call 12/15/41)	1,040	976,646
5.75%, 10/01/41 (Call 04/01/41)	425	404,836
5.75%, 03/15/54 (Call 09/15/53)	535	504,116
5.80%, 03/01/33 (Call 12/01/32)	410	409,759
6.13%, 01/15/34 (Call 10/15/33)	495	506,450
6.25%, 10/01/39	580	582,487
6.50%, 10/01/53 (Call 04/01/53)	530	550,065
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	415	219,155
2.65%, 08/15/52 (Call 02/15/52)(c)	62	36,559
3.10%, 08/15/50 (Call 02/15/50)	683	451,425
3.25%, 08/15/46 (Call 02/15/46)	410	288,431
3.50%, 08/01/51 (Call 02/01/51)	569	403,891
3.60%, 08/15/32 (Call 02/15/32)	100	87,812
3.75%, 02/15/50 (Call 08/15/49)	325	241,719
3.80%, 11/15/28 (Call 08/15/28)	83	78,020
3.95%, 05/15/43 (Call 11/15/42)	156	123,785
3.95%, 07/15/47 (Call 01/15/47)	660	512,408
4.05%, 05/15/48 (Call 11/15/47)	510	403,980
4.20%, 09/01/52 (Call 03/01/52)	205	161,642
4.35%, 04/15/49 (Call 10/15/48)	290	239,485
4.60%, 05/30/29 (Call 03/30/29)	1,593	1,543,605
4.63%, 05/15/33 (Call 11/15/32)	450	422,538
4.65%, 03/01/28 (Call 01/01/28)	233	227,721
4.90%, 02/15/29 (Call 12/15/28)	685	673,285
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	421	298,197
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	330	253,822
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	767	748,147
4.25%, 06/01/28 (Call 03/01/28)	544	518,222
4.35%, 08/15/32 (Call 05/15/32)	270	245,971
4.70%, 12/01/44 (Call 06/01/44)	425	351,514
4.85%, 08/15/52 (Call 02/15/52)	370	310,168
5.38%, 11/15/32 (Call 08/15/32)	520	505,221
7.00%, 06/15/38	464	492,058
Series A, 1.45%, 04/15/26 (Call 03/15/26)	403	371,967
Series A, 4.60%, 03/15/49 (Call 09/15/48)	375	302,104
Series B, 3.30%, 04/15/41 (Call 10/15/40)	580	412,926
Series B, 3.60%, 03/15/27 (Call 01/15/27)	422	399,606
Series B, 5.95%, 06/15/35	495	492,857
Series C, 2.25%, 08/15/31 (Call 05/15/31)	425	338,525
Series C, 3.38%, 04/01/30 (Call 01/01/30)	1,914	1,695,625
Series C, 4.05%, 09/15/42 (Call 03/15/42)	446	342,856
Series C, 4.90%, 08/01/41 (Call 02/01/41)	350	303,238
Series D, 2.85%, 08/15/26 (Call 05/15/26)	469	441,447
Series E, 6.30%, 03/15/33	248	253,520
Series F, 5.25%, 08/01/33	835	797,743
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	279	237,574
5.10%, 06/01/65 (Call 12/01/64)	405	353,445
5.30%, 05/15/33	400	389,554

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.45%, 02/01/41 (Call 08/01/40)	$435	$413,838
6.05%, 01/15/38	179	182,242
6.25%, 10/15/53 (Call 04/15/53)	305	322,814
6.63%, 02/01/32	276	295,794
Series A, 2.30%, 12/01/31 (Call 09/01/31)	175	140,748
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	392	380,912
4.35%, 04/15/29 (Call 01/15/29)	385	347,155
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/02/24)(b)	580	580,000
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	406	343,161
2.95%, 03/01/50 (Call 09/01/49)	497	311,181
3.70%, 03/15/45 (Call 09/15/44)	610	457,142
3.70%, 06/01/46 (Call 12/01/45)	311	229,289
3.75%, 08/15/47 (Call 02/15/47)	435	320,310
3.95%, 03/01/49 (Call 09/01/48)	492	377,568
4.30%, 07/01/44 (Call 01/01/44)	230	188,469
4.85%, 12/01/26	335	331,904
5.20%, 04/01/33 (Call 01/01/33)	425	417,599
5.20%, 03/01/34 (Call 12/01/33)	465	452,236
5.40%, 04/01/53 (Call 10/01/52)	765	731,279
Series A, 1.90%, 04/01/28 (Call 02/01/28)	760	670,940
Series A, 3.00%, 03/01/32 (Call 12/01/31)	630	531,841
Series A, 4.00%, 04/01/43 (Call 10/01/42)	161	127,976
Series A, 4.05%, 05/15/48 (Call 11/15/47)	573	444,993
Series B, 3.25%, 04/01/51 (Call 10/01/50)	595	391,284
Series B, 3.65%, 03/01/52 (Call 09/01/51)	373	264,703
Series C, 2.63%, 03/01/31 (Call 12/01/30)	343	288,958
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	428	401,812
2.95%, 03/01/30 (Call 12/01/29)	450	387,487
4.88%, 06/01/28 (Call 05/01/28)	645	627,627
5.10%, 03/01/29 (Call 02/01/29)	1,035	1,011,010
5.85%, 06/01/34 (Call 03/01/34)	525	522,599
Series C, 3.40%, 06/15/29 (Call 03/15/29)	321	288,483
Series F, 1.05%, 06/01/25 (Call 05/01/25)	782	742,957
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	645	559,717
2.45%, 02/01/30 (Call 11/01/29)	555	475,123
2.55%, 04/15/31 (Call 01/15/31)	430	360,963
2.85%, 03/15/32 (Call 12/15/31)	695	580,926
2.95%, 12/01/26 (Call 09/01/26)	623	588,204
3.20%, 08/15/49 (Call 02/15/49)	500	329,201
3.45%, 04/15/51 (Call 10/15/50)	530	361,414
3.55%, 03/15/52 (Call 09/15/51)	473	324,998
3.70%, 12/01/47 (Call 06/01/47)	818	584,919
3.75%, 06/01/45 (Call 12/01/44)	566	415,975
3.88%, 03/15/46 (Call 09/15/45)	488	366,754
3.95%, 11/15/28 (Call 08/15/28)	910	861,897
3.95%, 03/15/48 (Call 09/15/47)	675	507,374
4.00%, 09/30/42 (Call 03/30/42)	555	440,625
4.25%, 12/15/41 (Call 06/15/41)	327	267,598
4.85%, 01/15/34 (Call 10/15/33)	610	577,970
4.95%, 01/15/33 (Call 10/15/32)	990	952,719
5.30%, 02/15/40	768	728,727
5.35%, 01/15/53 (Call 07/15/52)	545	506,208
5.40%, 01/15/54 (Call 07/15/53)	1,003	942,859
6.00%, 01/15/38	305	307,603
6.05%, 04/15/38	552	560,522
6.10%, 06/01/37	224	226,641
Security	Par (000)	Value
Electric (continued)
6.45%, 10/15/32	$380	$402,990
Series A, 6.00%, 12/01/28	270	278,401
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	940	880,678
2.45%, 06/01/30 (Call 03/01/30)	652	548,943
2.55%, 06/15/31 (Call 03/15/31)	560	460,442
2.65%, 09/01/26 (Call 06/01/26)	880	824,707
3.15%, 08/15/27 (Call 05/15/27)	875	813,939
3.25%, 01/15/82 (Call 01/15/27), (5-year CMT + 2.321%)(a)	480	422,751
3.30%, 06/15/41 (Call 12/15/40)	638	451,503
3.40%, 06/15/29 (Call 03/15/29)	185	168,056
3.50%, 06/15/51 (Call 12/15/50)	913	602,668
3.75%, 09/01/46 (Call 03/01/46)	1,481	1,056,155
3.95%, 08/15/47 (Call 02/15/47)	596	434,079
4.20%, 06/15/49 (Call 12/15/48)	458	345,834
4.30%, 03/15/28 (Call 02/15/28)	1,320	1,267,581
4.50%, 08/15/32 (Call 05/15/32)	990	911,901
4.80%, 12/15/45 (Call 06/15/45)	1,041	874,898
4.85%, 01/05/27	625	615,450
4.85%, 01/05/29 (Call 12/05/28)	985	957,052
5.00%, 12/08/25	265	262,784
5.00%, 12/08/27 (Call 11/08/27)	808	796,571
5.00%, 08/15/52 (Call 02/15/52)	865	736,558
5.75%, 09/15/33 (Call 06/15/33)	670	667,494
6.10%, 09/15/53 (Call 03/15/53)	740	738,884
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	702	569,890
2.40%, 12/15/31 (Call 09/15/31)	735	599,078
2.50%, 12/01/29 (Call 09/01/29)	735	636,559
3.00%, 12/15/51 (Call 06/15/51)	620	381,666
3.20%, 01/15/27 (Call 10/15/26)	445	420,485
3.40%, 10/01/46 (Call 04/01/46)	500	343,732
3.80%, 07/15/28 (Call 04/15/28)	418	395,157
3.85%, 11/15/42 (Call 05/15/42)	410	319,014
4.20%, 07/15/48 (Call 01/15/48)	443	347,279
5.65%, 04/01/40	410	399,981
5.88%, 11/15/33 (Call 08/15/33)	820	838,103
5.95%, 11/15/52 (Call 05/15/52)	309	310,707
6.20%, 11/15/53 (Call 05/15/53)	300	312,615
6.35%, 09/15/37	503	521,147
6.40%, 06/15/38	756	787,448
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	125	100,025
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	890	522,750
3.75%, 05/15/46 (Call 11/15/45)	709	520,975
5.25%, 03/01/34 (Call 12/01/33)	285	278,504
5.40%, 04/01/53 (Call 10/01/52)	410	379,306
6.12%, 10/15/35	36	37,022
6.35%, 08/15/38	320	333,538
6.45%, 04/01/39	175	183,470
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	328	285,274
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	531	349,358
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	598	494,113
3.65%, 02/01/29 (Call 11/01/28)	598	555,953
3.70%, 06/15/46 (Call 12/15/45)	200	145,664
4.30%, 02/01/49 (Call 08/01/48)	465	363,990
5.25%, 04/01/33 (Call 01/01/33)	470	458,168
5.55%, 03/15/54 (Call 09/15/53)	315	297,573
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 04/01/53 (Call 10/01/52)	$330	$316,057
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	245	194,288
2.50%, 08/15/50 (Call 02/15/50)	742	415,496
2.90%, 08/15/51 (Call 02/15/51)	250	151,677
3.25%, 08/15/25 (Call 05/15/25)	275	267,374
3.40%, 04/01/32 (Call 01/01/32)	385	333,637
3.45%, 03/15/29 (Call 12/15/28)	545	502,014
3.60%, 09/15/47 (Call 03/15/47)	357	250,910
3.70%, 09/01/28 (Call 06/01/28)	135	126,629
3.70%, 10/15/46 (Call 04/15/46)	528	382,431
4.00%, 04/01/52 (Call 10/01/51)	335	249,932
4.10%, 05/15/42 (Call 11/15/41)	183	146,258
4.10%, 03/15/43 (Call 09/15/42)	215	170,043
4.15%, 12/01/44 (Call 06/01/44)	480	378,342
4.20%, 08/15/45 (Call 02/15/45)	359	282,341
4.38%, 03/30/44 (Call 09/30/43)	126	102,982
5.10%, 03/15/34 (Call 12/15/33)	470	454,179
5.25%, 03/15/33 (Call 12/15/32)	550	539,767
5.35%, 03/15/53 (Call 09/15/52)	650	602,020
6.30%, 04/01/38	265	274,403
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(b)	535	435,820
2.78%, 01/07/32 (Call 10/07/31)(b)	135	106,475
3.62%, 08/01/27 (Call 05/01/27)(b)	403	373,255
E.ON International Finance BV, 6.65%, 04/30/38(b)	550	571,179
Edison International
4.13%, 03/15/28 (Call 12/15/27)	460	432,971
4.70%, 08/15/25	410	403,732
5.25%, 11/15/28 (Call 10/15/28)	250	244,943
5.75%, 06/15/27 (Call 04/15/27)	882	882,569
6.95%, 11/15/29 (Call 09/15/29)	310	325,543
7.88%, 06/15/54 (Call 03/15/29), (5-year CMT + 3.658%)(a)	400	406,493
8.13%, 06/15/53 (Call 03/15/28), (5-year CMT + 3.864%)(a)	475	485,336
EDP Finance BV, 1.71%, 01/24/28(b)	725	632,662
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	317	262,913
6.00%, 05/15/35	365	356,288
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(b)	2,605	2,532,404
4.50%, 09/21/28 (Call 06/21/28)(b)	2,265	2,160,425
4.50%, 12/04/69(d)	1,400	956,750
4.75%, 10/13/35 (Call 04/13/35)(b)	590	525,681
4.88%, 09/21/38 (Call 03/21/38)(b)	830	716,536
4.88%, 01/22/44(b)	790	663,819
4.95%, 10/13/45 (Call 04/13/45)(b)	1,503	1,263,833
5.00%, 09/21/48 (Call 03/21/48)(b)(c)	636	537,930
5.25%, 10/13/55 (Call 04/13/55)(b)	250	205,240
5.60%, 01/27/40(b)(c)	805	760,371
5.65%, 04/22/29 (Call 03/22/29)(b)	840	837,775
5.70%, 05/23/28 (Call 04/23/28)(b)	735	738,077
5.95%, 04/22/34 (Call 01/22/34)(b)	800	796,843
6.00%, 04/22/64 (Call 10/22/63)(b)	400	366,847
6.00%, 01/22/2114(b)(c)	522	480,743
6.25%, 05/23/33 (Call 02/23/33)(b)(c)	935	957,006
6.90%, 05/23/53 (Call 11/23/52)(b)	635	667,021
6.95%, 01/26/39(b)	1,674	1,778,977
Security	Par (000)	Value
Electric (continued)
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)	$305	$244,912
3.55%, 06/15/26 (Call 03/15/26)	860	818,738
4.75%, 06/15/46 (Call 12/15/45)	857	669,184
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(b)	400	367,260
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(d)	600	416,016
Empresas Publicas de Medellin ESP
4.25%, 07/18/29 (Call 04/18/29)(d)	1,000	850,499
4.38%, 02/15/31 (Call 11/15/30)(d)	400	322,803
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	747	712,923
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	1,066	1,015,175
Enel Finance America LLC
2.88%, 07/12/41 (Call 01/12/41)(b)	710	457,372
7.10%, 10/14/27 (Call 09/14/27)(b)	810	844,627
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	1,623	1,484,513
1.88%, 07/12/28 (Call 05/12/28)(b)	820	714,464
2.25%, 07/12/31 (Call 04/12/31)(b)	1,055	847,626
3.50%, 04/06/28(b)	1,340	1,240,762
3.63%, 05/25/27(b)	645	609,868
4.25%, 06/15/25(b)	940	926,076
4.63%, 06/15/27 (Call 05/15/27)(b)	905	878,901
4.75%, 05/25/47(b)	1,236	1,005,900
4.88%, 06/14/29(b)(c)	1,485	1,449,230
5.00%, 06/15/32 (Call 03/15/32)(b)	800	752,530
5.50%, 06/15/52 (Call 12/15/51)(b)	910	810,076
6.00%, 10/07/39(b)	1,135	1,097,077
6.80%, 10/14/25(b)	960	975,971
6.80%, 09/15/37(b)	675	708,013
7.50%, 10/14/32 (Call 07/14/32)(b)	495	543,708
7.75%, 10/14/52 (Call 04/14/52)(b)	700	815,717
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	685	556,213
Engie Energia Chile SA
3.40%, 01/28/30 (Call 10/28/29)(d)	400	341,562
6.38%, 04/17/34 (Call 01/17/34)(b)	200	197,546
Engie SA
5.25%, 04/10/29 (Call 03/10/29)(b)	405	400,099
5.63%, 04/10/34 (Call 01/10/34)(b)	560	549,135
5.88%, 04/10/54 (Call 10/10/53)(b)	20	19,067
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	847	479,768
3.35%, 06/15/52 (Call 12/15/51)	530	346,560
3.50%, 04/01/26 (Call 01/01/26)	394	380,755
4.00%, 06/01/28 (Call 03/01/28)	485	460,836
4.20%, 04/01/49 (Call 10/01/48)	565	438,864
5.15%, 01/15/33 (Call 10/15/32)	270	262,248
5.30%, 09/15/33 (Call 06/15/33)	285	277,448
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	865	811,058
1.90%, 06/15/28 (Call 04/15/28)	650	563,985
2.40%, 06/15/31 (Call 03/05/31)	580	468,816
2.80%, 06/15/30 (Call 03/15/30)	802	683,557
2.95%, 09/01/26 (Call 06/01/26)	883	832,366
3.75%, 06/15/50 (Call 12/15/49)	375	259,130
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	295	230,882

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
2.35%, 06/15/32 (Call 03/15/32)	$235	$186,002
2.40%, 10/01/26 (Call 07/01/26)	530	493,837
2.90%, 03/15/51 (Call 09/15/50)	934	555,427
3.05%, 06/01/31 (Call 03/01/31)(c)	723	615,790
3.10%, 06/15/41 (Call 12/15/40)	125	87,831
3.12%, 09/01/27 (Call 06/01/27)	385	358,752
3.25%, 04/01/28 (Call 01/01/28)	578	534,396
4.00%, 03/15/33 (Call 12/15/32)	432	384,346
4.20%, 09/01/48 (Call 03/01/48)	1,111	861,313
4.20%, 04/01/50 (Call 10/01/49)	415	319,582
4.75%, 09/15/52 (Call 03/15/52)	690	579,212
4.95%, 01/15/45 (Call 01/15/25)	350	304,784
5.35%, 03/15/34 (Call 12/15/33)	340	329,783
5.70%, 03/15/54 (Call 09/15/53)	495	476,432
Entergy Mississippi LLC
2.85%, 06/01/28 (Call 03/01/28)	385	350,294
3.50%, 06/01/51 (Call 03/01/51)	70	47,166
3.85%, 06/01/49 (Call 12/01/48)	460	334,370
5.00%, 09/01/33 (Call 06/01/33)	160	152,206
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)	489	385,343
3.55%, 09/30/49 (Call 03/30/49)	500	345,365
4.00%, 03/30/29 (Call 12/30/28)	506	475,999
4.50%, 03/30/39 (Call 09/30/38)	340	292,588
5.00%, 09/15/52 (Call 03/15/52)	345	297,964
5.80%, 09/01/53 (Call 03/01/53)	250	244,847
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(d)	400	362,468
6.35%, 08/10/28(d)	840	793,226
8.45%, 08/10/28(d)	600	591,773
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	600	525,652
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	195	183,602
3.10%, 04/01/27 (Call 01/01/27)	465	436,627
3.25%, 09/01/49 (Call 03/01/49)	444	287,424
3.45%, 04/15/50 (Call 10/15/49)	215	144,296
4.10%, 04/01/43 (Call 10/01/42)	234	184,304
4.13%, 03/01/42 (Call 09/01/41)	163	131,043
4.25%, 12/01/45 (Call 06/01/45)	378	299,209
5.70%, 03/15/53 (Call 09/15/52)	355	340,437
5.90%, 11/15/33 (Call 08/15/33)	235	238,372
Evergy Metro Inc.
3.65%, 08/15/25 (Call 05/15/25)	150	146,186
4.20%, 06/15/47 (Call 12/15/46)	366	284,015
4.20%, 03/15/48 (Call 09/15/47)	430	331,778
4.95%, 04/15/33 (Call 01/15/33)	225	213,980
5.30%, 10/01/41 (Call 04/01/41)	350	322,416
5.40%, 04/01/34 (Call 01/01/34)	250	244,151
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	422	321,033
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	170	141,461
Evergy Missouri West Inc., 5.15%, 12/15/27 (Call 11/15/27)(b)	555	547,097
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	472	385,080
2.90%, 03/01/27 (Call 02/01/27)	720	668,043
3.38%, 03/01/32 (Call 12/01/31)	305	257,125
3.45%, 01/15/50 (Call 07/15/49)	1,031	678,597
4.60%, 07/01/27 (Call 06/01/27)	300	290,983
4.75%, 05/15/26	475	466,480
5.00%, 01/01/27	955	939,440
5.13%, 05/15/33 (Call 02/15/33)	490	462,289
Security	Par (000)	Value
Electric (continued)
5.45%, 03/01/28 (Call 02/01/28)	$1,331	$1,320,526
5.50%, 01/01/34 (Call 10/01/33)	1,010	973,452
5.85%, 04/15/31 (Call 02/15/31)	675	672,432
5.95%, 02/01/29 (Call 01/01/29)	845	854,400
5.95%, 07/15/34 (Call 04/15/34)	675	670,657
Series M, 3.30%, 01/15/28 (Call 10/15/27)	222	204,092
Series O, 4.25%, 04/01/29 (Call 01/01/29)	455	426,809
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	505	473,136
Series R, 1.65%, 08/15/30 (Call 05/15/30)	605	474,527
Series U, 1.40%, 08/15/26 (Call 07/15/26)	415	376,340
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)	325	300,948
3.35%, 03/15/32 (Call 12/15/31)	315	269,641
3.40%, 04/15/26 (Call 01/15/26)	979	941,029
3.95%, 06/15/25 (Call 03/15/25)	582	570,623
4.05%, 04/15/30 (Call 01/15/30)	1,750	1,615,565
4.10%, 03/15/52 (Call 09/15/51)	620	464,687
4.45%, 04/15/46 (Call 10/15/45)	855	691,881
4.70%, 04/15/50 (Call 10/15/49)	1,115	926,853
4.95%, 06/15/35 (Call 12/15/34)	366	333,458
5.10%, 06/15/45 (Call 12/15/44)	619	547,238
5.15%, 03/15/28 (Call 02/15/28)	905	892,888
5.15%, 03/15/29 (Call 02/15/29)	130	127,846
5.30%, 03/15/33 (Call 12/15/32)	595	578,778
5.45%, 03/15/34 (Call 12/15/33)	440	427,876
5.60%, 03/15/53 (Call 09/15/52)	790	749,215
5.63%, 06/15/35	450	439,956
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	605	562,994
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	597	503,634
Series A, 1.60%, 01/15/26 (Call 12/15/25)	296	274,926
Series B, 2.25%, 09/01/30 (Call 06/01/30)(c)	410	332,120
Series B, 4.15%, 07/15/27 (Call 04/15/27)	1,429	1,346,163
Series C, 3.40%, 03/01/50 (Call 09/01/49)	870	558,367
Series C, 5.10%, 07/15/47 (Call 01/15/47)	694	577,654
FirstEnergy Pennsylvania Electric Co.
4.30%, 01/15/29 (Call 10/15/28)(b)	435	411,437
5.20%, 04/01/28 (Call 03/01/28)(b)	100	98,754
FirstEnergy Transmission LLC
2.87%, 09/15/28 (Call 07/15/28)(b)	545	487,077
4.55%, 04/01/49 (Call 10/01/48)(b)	558	444,064
5.45%, 07/15/44 (Call 01/15/44)(b)	435	399,790
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	773	631,797
2.88%, 12/04/51 (Call 06/04/51)	818	503,778
3.13%, 12/01/25 (Call 06/01/25)	1,165	1,125,684
3.15%, 10/01/49 (Call 04/01/49)	784	520,652
3.70%, 12/01/47 (Call 06/01/47)	907	672,303
3.80%, 12/15/42 (Call 06/15/42)	255	198,730
3.95%, 03/01/48 (Call 09/01/47)	1,042	805,144
3.99%, 03/01/49 (Call 09/01/48)	825	638,351
4.05%, 06/01/42 (Call 12/01/41)	370	302,154
4.05%, 10/01/44 (Call 04/01/44)	258	206,641
4.13%, 02/01/42 (Call 08/01/41)	804	663,237
4.13%, 06/01/48 (Call 12/01/47)	433	342,121
4.40%, 05/15/28 (Call 03/15/28)	445	431,564
4.45%, 05/15/26 (Call 04/15/26)	295	290,380
4.63%, 05/15/30 (Call 03/15/30)	305	295,521
4.80%, 05/15/33 (Call 02/15/33)	290	276,297
4.95%, 06/01/35	838	795,381
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.05%, 04/01/28 (Call 03/01/28)	$401	$399,081
5.10%, 04/01/33 (Call 01/01/33)	585	570,381
5.25%, 02/01/41 (Call 08/01/40)	90	85,722
5.30%, 04/01/53 (Call 10/01/52)	700	662,506
5.63%, 04/01/34	260	264,465
5.65%, 02/01/37	210	209,690
5.69%, 03/01/40	233	236,493
5.95%, 02/01/38	429	439,213
5.96%, 04/01/39	594	612,597
Series A, 3.30%, 05/30/27 (Call 02/28/27)	1,185	1,114,537
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	1,090	1,026,063
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)	360	344,868
3.25%, 03/30/27 (Call 12/30/26)	363	341,349
4.30%, 03/15/42	1,246	1,029,320
4.30%, 03/15/43	470	381,347
4.65%, 05/16/28 (Call 03/16/28)	875	850,822
4.70%, 05/15/32 (Call 02/15/32)	403	381,387
4.95%, 05/17/33 (Call 11/17/32)	825	785,548
5.00%, 02/23/27 (Call 01/23/27)	135	133,760
5.13%, 05/15/52 (Call 11/15/51)	568	514,931
5.25%, 03/15/34 (Call 09/15/33)	470	457,581
Series 10-C, 4.75%, 09/01/40	590	517,520
Series A, 3.25%, 03/15/51 (Call 09/15/50)	368	240,459
Series B, 2.65%, 09/15/29 (Call 06/15/29)	770	672,844
Series B, 3.70%, 01/30/50 (Call 07/30/49)	983	707,507
Great River Energy
6.25%, 07/01/38(b)	259	262,942
7.23%, 07/01/38(b)	1,393	1,444,075
Guangzhou Development District Holding Group Co. Ltd., 2.85%, 01/19/27(d)	800	738,474
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	190,941
Hongkong Electric Finance Ltd.
1.88%, 08/27/30 (Call 02/27/30)(d)	600	487,731
2.25%, 06/09/30 (Call 12/09/29)(d)	400	335,036
2.88%, 05/03/26(d)	600	569,292
Iberdrola International BV, 6.75%, 07/15/36	407	443,705
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	230	214,588
5.80%, 04/01/54 (Call 10/01/53)	115	111,502
Series K, 4.20%, 03/01/48 (Call 09/01/47)	575	441,294
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	315	201,075
3.85%, 05/15/28 (Call 02/15/28)	586	550,800
4.25%, 08/15/48 (Call 02/15/48)	371	286,183
5.63%, 04/01/53 (Call 10/01/52)	496	474,711
6.05%, 03/15/37	55	55,201
Series K, 4.55%, 03/15/46 (Call 09/15/45)	511	417,404
Series L, 3.75%, 07/01/47 (Call 01/01/47)	454	323,773
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(b)	485	367,303
5.65%, 12/01/32 (Call 09/01/32)(b)	625	616,687
5.70%, 04/01/54 (Call 10/01/53)(b)	480	455,943
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51 (Call 07/15/50)(d)	800	583,639
4.88%, 01/14/48(d)	410	303,077
Instituto Costarricense de Electricidad, 6.38%, 05/15/43(d)	400	348,946
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(d)	1,000	799,756
Security	Par (000)	Value
Electric (continued)
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	$360	$299,514
3.10%, 11/30/51 (Call 05/30/51)	225	138,869
3.50%, 09/30/49 (Call 03/30/49)	192	130,342
3.60%, 04/01/29 (Call 01/01/29)	60	55,190
3.70%, 09/15/46 (Call 03/15/46)	260	184,672
4.10%, 09/26/28 (Call 06/26/28)	325	307,168
5.70%, 10/15/33 (Call 07/15/33)	240	238,330
6.25%, 07/15/39	275	277,642
Investment Energy Resources Ltd., 6.25%, 04/26/29 (Call 04/26/25)(d)	600	572,271
IPALCO Enterprises Inc.
4.25%, 05/01/30 (Call 02/01/30)	542	497,045
5.75%, 04/01/34 (Call 01/01/34)(b)	60	57,797
Israel Electric Corp. Ltd.
3.75%, 02/22/32(b)(d)	400	323,774
4.25%, 08/14/28(b)(d)	1,000	904,730
7.75%, 12/15/27(d)	250	259,401
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(b)	90	77,406
3.25%, 06/30/26 (Call 03/30/26)	493	469,445
3.35%, 11/15/27 (Call 08/15/27)	618	574,996
4.95%, 09/22/27 (Call 08/22/27)(b)	1,185	1,159,629
5.30%, 07/01/43 (Call 01/01/43)	237	214,102
5.40%, 06/01/33 (Call 03/01/33)(b)	230	223,050
JERA Co. Inc., 3.67%, 04/14/27 (Call 03/14/27)(d)	200	188,718
Jersey Central Power & Light Co.
2.75%, 03/01/32 (Call 12/01/31)(b)	445	361,078
4.30%, 01/15/26 (Call 10/15/25)(b)	835	813,089
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	39	35,668
JSW Hydro Energy Ltd., 4.13%, 05/18/31 (Call 05/18/26)(d)	644	558,104
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(d)	423	399,318
4.88%, 05/24/26 (Call 02/24/26)(d)	400	388,582
Kentucky Power Co., 7.00%, 11/15/33 (Call 08/15/33)(b)	330	343,190
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	662	439,358
4.38%, 10/01/45 (Call 04/01/45)	739	600,371
5.13%, 11/01/40 (Call 05/01/40)	923	851,440
5.45%, 04/15/33 (Call 01/15/33)	245	243,322
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	600	576,538
3.60%, 05/06/25(d)	200	195,723
4.88%, 07/12/28(d)	400	389,850
Korea Electric Power Corp., 1.13%, 06/15/25(d)	600	570,426
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	600	543,629
Korea Southern Power Co. Ltd.
0.75%, 01/27/26(d)	400	367,937
5.38%, 09/21/26(d)	200	198,765
Korea Western Power Co. Ltd., 4.13%, 06/28/25(d)	200	196,149
Lamar Funding Ltd., 3.96%, 05/07/25(d)	775	753,807
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	375	310,343
Liberty Utilities Co.
5.58%, 01/31/29 (Call 12/31/28)(b)	120	118,618
5.87%, 01/31/34 (Call 10/31/33)(b)	470	459,436

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Liberty Utilities Finance GP 1, 2.05%, 09/15/30 (Call 06/15/30)(b)	$573	$452,074
Light Servicos de Eletricidade SA/Light Energia SA, 4.38%, 06/18/26 (Call 06/18/24)(d)(e)(f)	600	309,134
LLPL Capital Pte Ltd., 6.88%, 02/04/39(d)	465	447,700
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	155	121,553
5.45%, 04/15/33 (Call 01/15/33)	445	440,540
Series 25, 3.30%, 10/01/25 (Call 07/01/25)	263	254,772
Massachusetts Electric Co.
1.73%, 11/24/30 (Call 08/24/30)(b)	1,220	945,382
4.00%, 08/15/46 (Call 02/15/46)(b)	222	163,112
5.87%, 02/26/54 (Call 08/26/53)(b)	350	337,999
5.90%, 11/15/39(b)	255	246,039
Mazoon Assets Co. SAOC
5.20%, 11/08/27(d)	400	391,491
5.50%, 02/14/29(d)	600	590,571
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(d)	253	244,013
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	365	213,129
3.10%, 05/01/27 (Call 02/01/27)	445	417,856
3.15%, 04/15/50 (Call 10/15/49)	488	317,439
3.65%, 04/15/29 (Call 01/15/29)	1,201	1,115,217
3.65%, 08/01/48 (Call 02/01/48)	570	414,590
3.95%, 08/01/47 (Call 02/01/47)	633	481,707
4.25%, 05/01/46 (Call 11/01/45)	455	363,926
4.25%, 07/15/49 (Call 01/15/49)	527	423,216
4.40%, 10/15/44 (Call 04/15/44)	850	701,742
4.80%, 09/15/43 (Call 03/15/43)	415	367,230
5.30%, 02/01/55 (Call 08/01/54)	365	339,521
5.35%, 01/15/34 (Call 10/15/33)	250	248,734
5.75%, 11/01/35	53	53,419
5.80%, 10/15/36	333	334,661
5.85%, 09/15/54 (Call 03/15/54)	735	739,488
6.75%, 12/30/31	212	232,452
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	622	588,744
Minejesa Capital BV
4.63%, 08/10/30(d)	930	867,389
5.63%, 08/10/37(d)	800	692,501
Mississippi Power Co.
3.95%, 03/30/28 (Call 12/30/27)	585	553,250
Series 12-A, 4.25%, 03/15/42	391	314,395
Series B, 3.10%, 07/30/51 (Call 01/30/51)	298	184,072
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)	461	438,592
Monongahela Power Co.
3.55%, 05/15/27 (Call 02/15/27)(b)	85	80,246
5.40%, 12/15/43 (Call 06/15/43)(b)	505	457,247
5.85%, 02/15/34 (Call 11/15/33)(b)	275	274,084
MVM Energetika Zrt, 7.50%, 06/09/28 (Call 03/09/28)(d)	800	822,763
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(b)	660	589,454
3.92%, 08/01/28 (Call 05/01/28)(b)	150	142,179
5.35%, 05/01/34 (Call 02/01/34)(b)	475	461,321
5.64%, 03/15/40(b)	360	342,312
National Central Cooling Co. PJSC, 2.50%, 10/21/27(d)	500	446,500
Security	Par (000)	Value
Electric (continued)
National Grid PLC
5.42%, 01/11/34 (Call 10/11/33)	$715	$687,920
5.60%, 06/12/28 (Call 05/12/28)	20	19,987
5.81%, 06/12/33 (Call 03/12/33)	415	411,354
National Grid USA, 5.80%, 04/01/35	143	139,263
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	675	615,510
1.35%, 03/15/31 (Call 12/15/30)	325	248,126
1.65%, 06/15/31 (Call 03/15/31)	655	507,476
2.40%, 03/15/30 (Call 12/15/29)	160	135,093
2.75%, 04/15/32 (Call 01/15/32)	345	283,940
3.05%, 04/25/27 (Call 01/25/27)	630	589,858
3.25%, 11/01/25 (Call 08/01/25)	592	572,252
3.40%, 02/07/28 (Call 11/07/27)	589	550,327
3.45%, 06/15/25	295	287,815
3.70%, 03/15/29 (Call 12/15/28)	765	710,711
3.90%, 11/01/28 (Call 08/01/28)	370	348,555
4.02%, 11/01/32 (Call 05/01/32)	619	554,162
4.15%, 12/15/32 (Call 09/15/32)	355	319,782
4.30%, 03/15/49 (Call 09/15/48)	396	316,890
4.40%, 11/01/48 (Call 05/01/48)	265	213,951
4.45%, 03/13/26 (Call 02/13/26)	275	270,565
4.80%, 02/05/27 (Call 01/05/27)(c)	610	604,782
4.80%, 03/15/28 (Call 02/15/28)	960	944,470
4.85%, 02/07/29 (Call 01/07/29)	520	508,515
5.00%, 02/07/31 (Call 12/07/30)	640	621,911
5.05%, 09/15/28 (Call 08/15/28)	435	429,945
5.25%, 04/20/46 (Call 04/20/26), (3-mo. LIBOR US + 3.630%)(a)	446	431,139
5.45%, 10/30/25	690	689,185
5.60%, 11/13/26 (Call 10/13/26)	385	386,218
5.80%, 01/15/33 (Call 07/15/32)	980	992,841
7.13%, 09/15/53 (Call 06/15/28), (5-year CMT + 3.533%)(a)	125	127,780
Series C, 8.00%, 03/01/32	380	432,247
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)	195	191,334
6.00%, 03/15/54 (Call 09/15/53)	560	558,239
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	1,040	968,622
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	740	622,859
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	395	246,291
Series N, 6.65%, 04/01/36	288	301,961
Series R, 6.75%, 07/01/37	579	622,449
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	167	96,805
3.80%, 12/05/47 (Call 06/05/47)(b)	931	673,727
5.94%, 11/25/52 (Call 05/25/52)(b)	275	268,107
New York State Electric & Gas Corp.
2.15%, 10/01/31 (Call 07/01/31)(b)	725	563,081
3.25%, 12/01/26 (Call 09/01/26)(b)	75	69,882
3.30%, 09/15/49 (Call 03/15/49)(b)	153	98,186
5.65%, 08/15/28 (Call 07/15/28)(b)	530	531,808
5.85%, 08/15/33 (Call 05/15/33)(b)	260	259,612
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	666	605,556
1.90%, 06/15/28 (Call 04/15/28)	1,007	875,431
2.25%, 06/01/30 (Call 03/01/30)	2,027	1,683,206
2.44%, 01/15/32 (Call 10/15/31)	768	617,425
2.75%, 11/01/29 (Call 08/01/29)	1,662	1,450,091
3.00%, 01/15/52 (Call 07/15/51)	480	291,483
3.50%, 04/01/29 (Call 01/01/29)	840	766,896
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.55%, 05/01/27 (Call 02/01/27)	$1,088	$1,028,467
3.80%, 03/15/82 (Call 03/15/27), (5-year CMT + 2.547%)(a)	115	104,138
4.45%, 06/20/25	600	591,596
4.63%, 07/15/27 (Call 06/15/27)	970	944,894
4.80%, 12/01/77 (Call 12/01/27), (3-mo. LIBOR US + 2.409%)(a)	500	462,389
4.90%, 02/28/28 (Call 01/28/28)	1,240	1,212,980
4.90%, 03/15/29 (Call 02/15/29)	750	730,807
4.95%, 01/29/26	995	986,063
5.00%, 02/28/30 (Call 12/28/29)	580	566,867
5.00%, 07/15/32 (Call 04/15/32)	670	644,612
5.05%, 02/28/33 (Call 11/28/32)	1,170	1,121,746
5.11%, 09/29/57 (Call 05/31/24)(b)	275	253,934
5.25%, 03/15/34 (Call 12/15/33)	775	744,404
5.25%, 02/28/53 (Call 08/28/52)	1,080	975,860
5.55%, 03/15/54 (Call 09/15/53)	1,260	1,177,108
5.65%, 05/01/79 (Call 05/01/29), (3-mo. LIBOR US + 3.156%)(a)	469	445,610
5.75%, 09/01/25	670	670,545
6.70%, 09/01/54 (Call 06/01/29), (5-year CMT + 2.364%)(a)	70	69,312
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)(c)	461	431,398
4.50%, 09/15/27 (Call 06/15/27)(b)	505	470,602
7.25%, 01/15/29 (Call 10/15/28)(b)	672	681,324
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(b)	438	355,723
2.76%, 01/10/32 (Call 10/10/31)(b)	450	362,488
3.03%, 06/27/50 (Call 12/27/49)(b)	452	271,621
4.12%, 11/28/42(b)	106	80,815
4.28%, 12/15/28 (Call 09/15/28)(b)	475	444,390
4.28%, 10/01/34 (Call 04/01/34)(b)	349	301,791
5.29%, 01/17/34 (Call 10/17/33)(b)	985	941,862
5.66%, 01/17/54 (Call 07/17/53)(b)	740	696,398
5.78%, 09/16/52 (Call 03/16/52)(b)(c)	380	362,329
Northern States Power Co./MN
2.25%, 04/01/31 (Call 10/01/30)	360	294,731
2.60%, 06/01/51 (Call 12/01/50)	405	232,938
2.90%, 03/01/50 (Call 09/01/49)	584	363,721
3.20%, 04/01/52 (Call 10/01/51)	333	216,831
3.40%, 08/15/42 (Call 02/15/42)	415	306,499
3.60%, 05/15/46 (Call 11/15/45)	370	265,646
3.60%, 09/15/47 (Call 03/15/47)	266	190,693
4.00%, 08/15/45 (Call 02/15/45)	360	277,610
4.13%, 05/15/44 (Call 11/15/43)	530	419,635
4.50%, 06/01/52 (Call 12/01/51)	270	222,934
5.10%, 05/15/53 (Call 11/15/52)	510	462,317
5.35%, 11/01/39	514	492,426
5.40%, 03/15/54 (Call 09/15/53)	405	383,920
6.20%, 07/01/37	353	370,502
6.25%, 06/01/36	125	130,831
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	580	452,334
NPC Ukrenergo, 6.88%, 11/09/28(d)(e)(f)	600	222,217
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	615	575,553
2.45%, 12/02/27 (Call 10/02/27)(b)	845	753,307
3.38%, 02/15/29 (Call 05/13/24)(b)	470	412,693
3.63%, 02/15/31 (Call 02/15/26)(b)	910	771,150
3.88%, 02/15/32 (Call 02/15/27)(b)	446	375,892
Security	Par (000)	Value
Electric (continued)
4.45%, 06/15/29 (Call 03/15/29)(b)	$756	$702,001
5.25%, 06/15/29 (Call 06/15/24)(b)	700	662,759
5.75%, 01/15/28 (Call 05/16/24)	731	718,818
6.63%, 01/15/27 (Call 05/16/24)	319	318,486
7.00%, 03/15/33 (Call 12/15/32)(b)	630	655,568
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	250	196,607
3.10%, 06/01/51 (Call 12/01/50)	412	265,224
3.20%, 05/15/27 (Call 02/15/27)	524	494,150
3.25%, 05/15/29 (Call 02/15/29)	355	323,622
3.95%, 04/01/30 (Call 01/01/30)	263	242,477
4.40%, 03/01/44 (Call 09/01/43)	375	311,579
4.55%, 06/01/52 (Call 12/01/51)	660	544,872
4.95%, 09/15/52 (Call 03/15/52)	275	242,524
5.50%, 03/15/40	170	163,198
NTPC Ltd.
4.25%, 02/26/26(d)	400	389,603
4.50%, 03/19/28(d)	400	385,606
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	310	214,267
4.50%, 04/01/47 (Call 10/01/46)	820	647,227
5.05%, 10/01/48 (Call 04/01/48)	366	314,341
5.25%, 09/01/50	408	358,692
5.38%, 11/01/40	130	118,533
5.95%, 11/01/39	580	558,203
6.19%, 01/01/31(b)(c)	914	917,646
6.20%, 12/01/53 (Call 06/01/53)(b)	680	678,762
Ohio Edison Co.
5.50%, 01/15/33 (Call 10/15/32)(b)	350	339,644
6.88%, 07/15/36	452	485,625
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	372	276,038
4.15%, 04/01/48 (Call 10/01/47)	200	151,444
5.00%, 06/01/33 (Call 03/01/33)	145	137,906
Series P, 2.60%, 04/01/30 (Call 01/01/30)	472	401,937
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	239	185,745
Series R, 2.90%, 10/01/51 (Call 04/01/51)	315	188,698
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	75	66,322
3.30%, 03/15/30 (Call 09/15/29)	350	310,359
3.80%, 08/15/28 (Call 02/15/28)	205	193,496
3.85%, 08/15/47 (Call 02/15/47)	294	216,038
4.15%, 04/01/47 (Call 10/01/46)	293	227,641
5.40%, 01/15/33 (Call 07/15/32)	335	330,934
5.60%, 04/01/53 (Call 10/01/52)	235	226,286
OmGrid Funding Ltd., 5.20%, 05/16/27(d)	400	389,324
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	455	424,449
2.70%, 11/15/51 (Call 05/15/51)	608	353,886
2.75%, 05/15/30 (Call 02/15/30)	950	822,507
3.10%, 09/15/49 (Call 03/15/49)	767	497,931
3.70%, 11/15/28 (Call 08/15/28)	845	790,102
3.70%, 05/15/50 (Call 11/15/49)	310	223,653
3.75%, 04/01/45 (Call 10/01/44)	625	472,811
3.80%, 09/30/47 (Call 03/30/47)	453	336,321
3.80%, 06/01/49 (Call 12/01/48)	1,138	847,442
4.10%, 11/15/48 (Call 05/15/48)	273	212,965
4.15%, 06/01/32 (Call 03/01/32)	215	196,560
4.30%, 05/15/28 (Call 04/15/28)	170	163,561
4.55%, 09/15/32 (Call 06/15/32)	390	365,873
4.55%, 12/01/41 (Call 06/01/41)	95	82,361

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 06/01/52 (Call 12/01/51)	$458	$383,025
4.95%, 09/15/52 (Call 03/15/52)	576	512,861
5.25%, 09/30/40	380	360,628
5.30%, 06/01/42 (Call 12/01/41)	643	613,137
5.35%, 10/01/52 (Call 04/01/52)	305	284,435
5.65%, 11/15/33 (Call 08/15/33)	475	477,408
5.75%, 03/15/29 (Call 12/15/28)	80	81,109
7.00%, 05/01/32	153	167,152
7.25%, 01/15/33	485	538,932
7.50%, 09/01/38	225	260,317
Oryx Funding Ltd., 5.80%, 02/03/31(d)	600	591,078
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	1,060	943,429
2.50%, 02/01/31 (Call 11/01/30)	1,845	1,496,488
2.95%, 03/01/26 (Call 12/01/25)	340	322,751
3.00%, 06/15/28 (Call 04/15/28)	705	634,682
3.15%, 01/01/26	1,305	1,248,017
3.25%, 06/01/31 (Call 03/01/31)	908	767,336
3.30%, 03/15/27 (Call 12/15/26)	580	543,613
3.30%, 12/01/27 (Call 09/01/27)	1,224	1,124,526
3.30%, 08/01/40 (Call 02/01/40)	931	648,929
3.45%, 07/01/25	539	523,687
3.50%, 06/15/25 (Call 03/15/25)	350	340,414
3.50%, 08/01/50 (Call 02/01/50)	1,645	1,056,673
3.75%, 07/01/28	635	584,868
3.75%, 08/15/42 (Call 02/15/42)	395	280,266
3.95%, 12/01/47 (Call 06/01/47)	787	550,185
4.00%, 12/01/46 (Call 06/01/46)	350	247,597
4.20%, 03/01/29 (Call 01/01/29)	1,425	1,326,811
4.20%, 06/01/41 (Call 12/01/40)	689	529,771
4.25%, 03/15/46 (Call 09/15/45)	528	390,816
4.30%, 03/15/45 (Call 09/15/44)	629	470,483
4.40%, 03/01/32 (Call 12/01/31)	495	444,626
4.45%, 04/15/42 (Call 10/15/41)	473	368,976
4.50%, 07/01/40 (Call 01/01/40)	1,821	1,479,023
4.55%, 07/01/30 (Call 01/01/30)	1,740	1,615,412
4.60%, 06/15/43 (Call 12/15/42)	405	321,456
4.65%, 08/01/28 (Call 05/01/28)	190	180,260
4.75%, 02/15/44 (Call 08/15/43)	836	675,267
4.95%, 06/08/25	620	612,589
4.95%, 07/01/50 (Call 01/01/50)	2,718	2,212,154
5.25%, 03/01/52 (Call 09/01/51)	610	512,870
5.45%, 06/15/27 (Call 05/15/27)	535	531,486
5.55%, 05/15/29 (Call 04/15/29)	655	647,524
5.80%, 05/15/34 (Call 02/15/34)	660	644,579
5.90%, 06/15/32 (Call 03/15/32)	580	572,828
6.10%, 01/15/29 (Call 12/15/28)	270	272,405
6.15%, 01/15/33 (Call 10/15/32)	610	610,970
6.40%, 06/15/33 (Call 03/15/33)	880	896,382
6.70%, 04/01/53 (Call 10/01/52)	655	672,512
6.75%, 01/15/53 (Call 07/15/52)	1,035	1,069,412
6.95%, 03/15/34 (Call 12/15/33)	735	777,452
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)	459	387,730
2.90%, 06/15/52 (Call 12/15/51)	545	308,504
3.30%, 03/15/51 (Call 09/15/50)	728	455,584
3.50%, 06/15/29 (Call 03/15/29)	750	681,321
4.10%, 02/01/42 (Call 08/01/41)	495	377,646
4.13%, 01/15/49 (Call 07/15/48)	623	459,139
4.15%, 02/15/50 (Call 08/15/49)	696	518,654
5.10%, 02/15/29 (Call 01/15/29)	840	829,880
Security	Par (000)	Value
Electric (continued)
5.25%, 06/15/35	$145	$137,392
5.30%, 02/15/31 (Call 12/15/30)	935	911,923
5.35%, 12/01/53 (Call 06/01/53)	640	557,974
5.45%, 02/15/34 (Call 11/15/33)	1,185	1,138,250
5.50%, 05/15/54 (Call 11/15/53)	820	733,364
5.75%, 04/01/37	345	335,319
5.80%, 01/15/55 (Call 07/15/54)	965	891,082
6.00%, 01/15/39	650	644,965
6.10%, 08/01/36	190	190,782
6.25%, 10/15/37	1,037	1,048,880
6.35%, 07/15/38	124	126,279
7.70%, 11/15/31	380	428,212
Palomino Funding Trust I, 7.23%, 05/17/28 (Call 04/17/28)(b)	265	273,316
Pampa Energia SA, 7.50%, 01/24/27 (Call 05/30/24)(d)	650	619,312
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 05/31/24)(b)	625	559,040
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	250	152,151
2.85%, 09/15/51 (Call 03/15/51)	405	245,431
3.00%, 09/15/49 (Call 03/15/49)	499	317,056
3.05%, 03/15/51 (Call 09/15/50)	160	101,985
3.15%, 10/15/25 (Call 07/15/25)	215	208,332
3.70%, 09/15/47 (Call 03/15/47)	455	335,734
3.90%, 03/01/48 (Call 09/01/47)	470	362,106
4.15%, 10/01/44 (Call 04/01/44)	170	136,535
4.38%, 08/15/52 (Call 02/15/52)	265	215,695
4.60%, 05/15/52 (Call 11/15/51)	265	223,765
4.90%, 06/15/33 (Call 03/15/33)	509	491,149
5.95%, 10/01/36	168	170,324
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	644	588,691
3.60%, 06/01/29 (Call 03/01/29)(b)	408	372,309
Series 144A, 5.15%, 03/30/26(b)	147	144,820
Pertamina Geothermal Energy PT, 5.15%, 04/27/28 (Call 03/27/28)(d)	400	392,512
Perusahaan Listrik Negara PT
3.88%, 07/17/29(d)	600	545,160
5.25%, 05/15/47(d)	400	338,630
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(d)	400	339,391
3.38%, 02/05/30(d)	600	524,857
4.00%, 06/30/50 (Call 12/30/49)(c)(d)	1,000	690,413
4.13%, 05/15/27(c)(d)	1,211	1,153,307
4.38%, 02/05/50(d)	400	295,041
4.88%, 07/17/49(d)	600	475,845
5.25%, 10/24/42(d)	800	693,232
5.38%, 01/25/29(d)	400	390,928
5.45%, 05/21/28(c)(d)	1,000	982,418
6.15%, 05/21/48(d)	1,000	954,399
6.25%, 01/25/49(d)	400	385,170
PG&E Corp.
5.00%, 07/01/28 (Call 05/13/24)	905	862,680
5.25%, 07/01/30 (Call 07/01/25)	910	852,592
PG&E Recovery Funding LLC, 5.05%, 07/15/34	181	177,835
PG&E Wildfire Recovery Funding LLC, Series A-4, 4.45%, 12/01/49	5,000	4,259,513
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Pike Corp.
5.50%, 09/01/28 (Call 05/31/24)(b)	$660	$626,037
8.63%, 01/31/31 (Call 01/31/27)(b)	330	346,934
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	295	279,591
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	792	640,974
5.20%, 03/15/34 (Call 12/15/33)	275	268,879
5.50%, 03/15/54 (Call 09/15/53)	275	264,980
6.50%, 11/15/37	285	304,659
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	478	457,103
4.13%, 04/15/30 (Call 01/15/30)	55	51,142
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	260	168,230
3.95%, 06/01/47 (Call 12/01/46)	510	393,504
4.13%, 06/15/44 (Call 12/15/43)	373	302,001
4.15%, 10/01/45 (Call 04/01/45)	205	164,378
4.15%, 06/15/48 (Call 12/15/47)	370	293,995
4.75%, 07/15/43 (Call 01/15/43)	110	96,762
4.85%, 02/15/34 (Call 11/15/33)	1,075	1,024,517
5.00%, 05/15/33 (Call 02/15/33)	425	410,819
5.25%, 05/15/53 (Call 11/15/52)	780	729,947
6.25%, 05/15/39	85	88,964
Progress Energy Inc.
6.00%, 12/01/39	395	389,356
7.00%, 10/30/31	680	735,700
7.75%, 03/01/31	556	619,172
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	60	47,227
3.60%, 09/15/42 (Call 03/15/42)	310	227,465
3.70%, 06/15/28 (Call 12/15/27)	290	272,243
3.80%, 06/15/47 (Call 12/15/46)	649	468,995
4.05%, 09/15/49 (Call 03/15/49)	494	368,160
4.10%, 06/01/32 (Call 03/01/32)(c)	270	244,582
4.10%, 06/15/48 (Call 12/15/47)	95	71,262
4.30%, 03/15/44 (Call 09/15/43)	316	250,471
4.50%, 06/01/52 (Call 12/01/51)	590	471,067
5.25%, 04/01/53 (Call 10/01/52)	770	690,703
5.35%, 05/15/34 (Call 11/15/33)	300	292,748
5.75%, 05/15/54 (Call 11/15/53)	300	290,942
6.50%, 08/01/38	145	152,256
Series 17, 6.25%, 09/01/37	289	296,785
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	423	271,350
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	575	459,366
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	805	459,018
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	279	200,532
5.15%, 01/15/53 (Call 07/15/52)	205	188,841
5.35%, 10/01/33 (Call 07/01/33)	840	828,804
Series V, 2.20%, 06/15/31 (Call 03/15/31)	235	190,188
Public Service Co. of Oklahoma
5.25%, 01/15/33 (Call 10/15/32)	415	399,129
Series J, 2.20%, 08/15/31 (Call 05/15/31)	645	512,171
Series K, 3.15%, 08/15/51 (Call 02/15/51)	420	263,023
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	40	36,944
1.90%, 08/15/31 (Call 05/15/31)	485	385,342
2.05%, 08/01/50 (Call 02/01/50)	258	135,693
2.25%, 09/15/26 (Call 06/15/26)	550	512,512
2.45%, 01/15/30 (Call 10/15/29)	565	482,036
Security	Par (000)	Value
Electric (continued)
2.70%, 05/01/50 (Call 11/01/49)	$465	$282,085
3.00%, 05/15/25 (Call 02/15/25)	164	160,017
3.00%, 05/15/27 (Call 02/15/27)	520	486,925
3.00%, 03/01/51 (Call 09/01/50)	95	60,704
3.10%, 03/15/32 (Call 12/15/31)	30	25,507
3.15%, 01/01/50 (Call 07/01/49)	636	421,546
3.20%, 05/15/29 (Call 02/15/29)	234	211,850
3.20%, 08/01/49 (Call 02/01/49)	485	322,959
3.60%, 12/01/47 (Call 06/01/47)	840	605,216
3.65%, 09/01/28 (Call 06/01/28)	735	690,594
3.65%, 09/01/42 (Call 03/01/42)	298	227,039
3.70%, 05/01/28 (Call 02/01/28)	460	434,095
3.80%, 01/01/43 (Call 07/01/42)	180	140,735
3.80%, 03/01/46 (Call 09/01/45)	878	663,778
3.85%, 05/01/49 (Call 11/01/48)	608	459,543
3.95%, 05/01/42 (Call 11/01/41)	185	147,654
4.05%, 05/01/48 (Call 11/01/47)(c)	90	71,069
4.65%, 03/15/33 (Call 12/15/32)	240	226,277
4.90%, 12/15/32 (Call 09/15/32)	705	678,742
5.13%, 03/15/53 (Call 09/15/52)	210	193,119
5.20%, 08/01/33 (Call 05/01/33)	375	367,468
5.20%, 03/01/34 (Call 12/01/33)	425	415,843
5.45%, 08/01/53 (Call 02/01/53)	20	19,236
5.45%, 03/01/54 (Call 09/01/53)	425	409,069
5.50%, 03/01/40	250	243,886
5.80%, 05/01/37	400	405,231
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	465	436,421
1.60%, 08/15/30 (Call 05/15/30)	565	445,461
2.45%, 11/15/31 (Call 08/15/31)	125	100,639
5.20%, 04/01/29 (Call 03/01/29)	585	574,528
5.45%, 04/01/34 (Call 01/01/34)	465	452,329
5.85%, 11/15/27 (Call 10/15/27)	115	116,243
5.88%, 10/15/28 (Call 09/15/28)	495	499,775
6.13%, 10/15/33 (Call 07/15/33)	555	564,956
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	455	399,557
3.65%, 05/15/25 (Call 02/15/25)	550	536,367
4.10%, 06/15/30 (Call 03/15/30)	179	161,480
4.22%, 03/15/32 (Call 12/15/31)	665	581,403
Puget Sound Energy Inc.
3.25%, 09/15/49 (Call 03/15/49)	607	391,098
4.22%, 06/15/48 (Call 12/15/47)	405	315,193
4.30%, 05/20/45 (Call 11/20/44)	326	262,580
5.45%, 06/01/53 (Call 12/01/52)	195	184,322
5.64%, 04/15/41 (Call 10/15/40)	295	284,084
5.76%, 10/01/39	409	399,486
5.80%, 03/15/40	430	421,881
6.27%, 03/15/37	695	721,044
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (Call 05/10/24)(d)	600	535,891
RH International Singapore Corp. Pte Ltd., 4.50%, 03/27/28(d)	200	189,513
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	920	859,363
Ruwais Power Co. PJSC, 6.00%, 08/31/36(d)	600	598,470
RWE Finance U.S. LLC
5.88%, 04/16/34 (Call 01/16/34)(b)	450	442,327
6.25%, 04/16/54 (Call 10/16/53)(b)	450	438,891

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	$691	$652,368
3.70%, 03/15/52 (Call 09/15/51)	25	17,611
4.15%, 05/15/48 (Call 11/15/47)	305	239,795
4.50%, 08/15/40	262	226,465
4.95%, 08/15/28 (Call 07/15/28)	1,015	1,000,721
5.35%, 04/01/53 (Call 10/01/52)	290	268,165
5.55%, 04/15/54 (Call 10/15/53)	500	477,473
6.00%, 06/01/39	225	226,459
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	951	693,077
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	697	533,289
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	180	118,074
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	1,069	855,554
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	765	480,751
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	560	473,391
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(d)	1,000	926,596
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(d)	800	759,683
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(d)	1,000	973,271
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(d)	400	378,086
2.41%, 09/17/30(d)	1,200	1,003,210
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(d)	1,200	1,139,230
4.94%, 02/13/29(d)	600	588,023
5.19%, 02/13/34(d)	1,200	1,175,426
5.68%, 04/11/53(d)	1,300	1,235,480
Sempra
3.25%, 06/15/27 (Call 03/15/27)	928	864,710
3.40%, 02/01/28 (Call 11/01/27)	1,137	1,054,534
3.70%, 04/01/29 (Call 02/01/29)	400	367,311
3.80%, 02/01/38 (Call 08/01/37)	458	363,358
4.00%, 02/01/48 (Call 08/01/47)	798	589,953
4.13%, 04/01/52 (Call 01/01/27), (5-year CMT + 2.868%)(a)	745	676,850
5.40%, 08/01/26 (Call 07/01/26)	375	372,755
5.50%, 08/01/33 (Call 05/01/33)	375	364,398
6.00%, 10/15/39	881	862,154
6.88%, 10/01/54 (Call 07/01/29), (5-year CMT + 2.789%)(a)	70	69,315
Sierra Pacific Power Co.
2.60%, 05/01/26 (Call 02/01/26)	493	466,024
5.90%, 03/15/54 (Call 09/15/53)(b)	280	274,631
Sinosing Services Pte Ltd., 2.63%, 02/20/30(d)	400	345,811
SMC Global Power Holdings Corp.
5.45%, (Call 12/09/26), (5-year CMT + 7.155%)(a)(d)(i)	600	546,113
5.70%, (Call 01/21/26), (5-year CMT + 6.554%)(a)(d)(i)	600	568,307
7.00%, (Call 10/21/25), (5-year CMT + 9.199%)(a)(d)(i)	600	584,203
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	972	807,356
2.75%, 02/01/32 (Call 11/01/31)	445	364,172
2.85%, 08/01/29 (Call 05/01/29)	350	308,772
3.45%, 02/01/52 (Call 08/01/51)	560	372,989
3.65%, 02/01/50 (Call 08/01/49)	1,245	865,406
4.00%, 04/01/47 (Call 10/01/46)	1,670	1,251,463
4.05%, 03/15/42 (Call 09/15/41)	562	436,602
Security	Par (000)	Value
Electric (continued)
4.50%, 09/01/40 (Call 03/01/40)	$410	$344,764
4.65%, 10/01/43 (Call 04/01/43)	675	568,307
4.88%, 02/01/27 (Call 01/01/27)	1,205	1,187,680
4.90%, 06/01/26 (Call 05/01/26)	270	266,830
5.15%, 06/01/29 (Call 05/01/29)	505	497,065
5.20%, 06/01/34 (Call 03/01/34)	645	616,082
5.30%, 03/01/28 (Call 02/01/28)	185	184,045
5.35%, 03/01/26	480	478,208
5.50%, 03/15/40	515	489,683
5.63%, 02/01/36	278	270,764
5.65%, 10/01/28 (Call 09/01/28)	480	482,917
5.70%, 03/01/53 (Call 09/01/52)	175	166,918
5.75%, 04/15/54 (Call 10/15/53)	425	408,890
5.85%, 11/01/27 (Call 10/01/27)	495	500,826
5.88%, 12/01/53 (Call 06/01/53)	480	467,526
5.95%, 11/01/32 (Call 08/01/32)	480	488,295
6.00%, 01/15/34	478	484,241
6.05%, 03/15/39	738	734,890
6.65%, 04/01/29	659	682,870
Series 04-G, 5.75%, 04/01/35	305	303,361
Series 05-E, 5.35%, 07/15/35	295	283,974
Series 06-E, 5.55%, 01/15/37	225	215,172
Series 08-A, 5.95%, 02/01/38	825	817,475
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	440	334,022
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	265	245,752
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	210	127,821
Series A, 4.20%, 03/01/29 (Call 12/01/28)	1,004	948,094
Series B, 3.65%, 03/01/28 (Call 12/01/27)	353	331,024
Series B, 4.88%, 03/01/49 (Call 09/01/48)	716	606,946
Series C, 3.60%, 02/01/45 (Call 08/01/44)	387	275,008
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,528	1,163,988
Series C, 4.20%, 06/01/25	400	393,441
Series D, 4.70%, 06/01/27 (Call 05/01/27)	785	767,671
Series E, 3.70%, 08/01/25 (Call 06/01/25)	900	878,562
Series E, 5.45%, 06/01/52 (Call 12/01/51)	310	284,783
Series G, 2.50%, 06/01/31 (Call 03/01/31)	360	294,617
Series H, 3.65%, 06/01/51 (Call 12/01/50)	260	179,749
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	1,843	1,757,314
4.25%, 07/01/36 (Call 01/01/36)	585	504,223
4.40%, 07/01/46 (Call 01/01/46)	1,484	1,206,876
4.85%, 06/15/28 (Call 04/15/28)	725	706,453
5.11%, 08/01/27	25	24,650
5.15%, 10/06/25	515	511,449
5.20%, 06/15/33 (Call 12/15/32)	565	544,233
5.50%, 03/15/29 (Call 01/15/29)	695	693,381
5.70%, 10/15/32 (Call 04/15/32)	330	330,987
5.70%, 03/15/34 (Call 09/15/33)	835	833,283
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26), (5-year CMT + 2.915%)(a)	414	379,923
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	90	78,214
Series A, 3.70%, 04/30/30 (Call 01/30/30)	1,160	1,050,335
Series B, 4.00%, 01/15/51 (Call 10/15/25), (5-year CMT + 3.733%)(a)	1,013	967,781
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	190	175,302
4.15%, 12/01/25 (Call 09/01/25)	1,067	1,042,774
5.15%, 09/15/41	585	523,616
5.25%, 07/15/43	659	588,743
Series F, 4.95%, 12/15/46 (Call 06/15/46)	741	627,476
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	$790	$495,614
5.30%, 04/01/33 (Call 01/01/33)	515	490,136
6.20%, 03/15/40	355	355,105
Series J, 3.90%, 04/01/45 (Call 10/01/44)	427	308,100
Series K, 2.75%, 10/01/26 (Call 07/01/26)	709	660,956
Series L, 3.85%, 02/01/48 (Call 08/01/47)	443	310,971
Series M, 4.10%, 09/15/28 (Call 06/15/28)	820	769,521
Series N, 1.65%, 03/15/26 (Call 02/15/26)	475	442,001
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	489	324,838
3.70%, 08/15/47 (Call 02/15/47)	580	396,937
3.75%, 06/15/49 (Call 12/15/48)	425	295,972
4.50%, 08/15/41 (Call 02/15/41)	175	142,498
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	306	236,463
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	285	177,886
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29 (Call 11/27/28)(b)	500	462,611
SP PowerAssets Ltd.
3.00%, 09/26/27(b)(c)	800	744,961
3.25%, 11/24/25(b)	200	193,370
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	1,300	1,234,991
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (Call 10/14/29)(d)	800	713,394
State Grid Europe Development PLC, 3.25%, 04/07/27 (Call 03/07/27)(d)	700	662,311
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(b)(c)	200	176,178
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(d)	400	375,042
State Grid Overseas Investment BVI Ltd.
1.00%, 08/05/25 (Call 07/05/25)(d)	200	188,677
1.13%, 09/08/26 (Call 08/08/26)(d)	400	362,863
1.63%, 08/05/30 (Call 05/05/30)(d)	1,700	1,386,238
2.88%, 05/18/26(d)	400	380,452
3.50%, 05/04/27(d)	2,100	1,999,633
4.00%, 05/04/47(d)	400	327,579
4.25%, 05/02/28(d)	800	776,567
System Energy Resources Inc., 6.00%, 04/15/28 (Call 03/15/28)	280	281,673
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(b)	990	1,047,118
Tampa Electric Co.
2.40%, 03/15/31 (Call 12/15/30)	163	133,331
3.45%, 03/15/51 (Call 09/15/50)	280	184,264
3.63%, 06/15/50 (Call 12/15/49)	430	298,496
4.10%, 06/15/42 (Call 12/15/41)	524	418,742
4.30%, 06/15/48 (Call 12/15/47)	480	378,121
4.35%, 05/15/44 (Call 11/15/43)	299	239,370
4.45%, 06/15/49 (Call 12/15/48)	485	392,648
4.90%, 03/01/29 (Call 02/01/29)	405	395,647
5.00%, 07/15/52 (Call 01/15/52)	245	212,747
Terraform Global Operating LP, 6.13%, 03/01/26 (Call 05/31/24)(b)	330	325,002
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	800	754,275
2.15%, 09/22/30 (Call 06/22/30)(d)	400	335,205
3.15%, 06/02/26(d)	1,400	1,337,844
3.20%, 10/16/49 (Call 04/16/49)(d)	600	418,946
3.70%, 06/10/25(d)	200	195,742
Security	Par (000)	Value
Electric (continued)
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40(d)	$724	$651,654
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(d)	800	754,822
4.85%, 11/01/28(d)	600	582,886
Toledo Edison Co. (The), 6.15%, 05/15/37	297	302,821
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (Call 03/01/25)(b)	140	136,838
TransAlta Corp.
6.50%, 03/15/40	267	258,864
7.75%, 11/15/29 (Call 11/15/25)	343	351,209
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(b)	414	385,837
Trinidad Generation UnLtd, 5.25%, 11/04/27(d)	400	387,679
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(b)	210	188,276
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	265	211,679
3.25%, 05/15/32 (Call 02/15/32)	275	233,574
3.25%, 05/01/51 (Call 11/01/50)	250	159,829
4.00%, 06/15/50 (Call 12/15/49)	467	343,214
4.85%, 12/01/48 (Call 06/01/48)	208	175,827
5.50%, 04/15/53 (Call 10/15/52)	315	295,721
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	460	361,871
2.63%, 03/15/51 (Call 09/15/50)	510	294,008
2.95%, 06/15/27 (Call 03/15/27)	195	181,274
2.95%, 03/15/30 (Call 12/15/29)	187	163,208
3.25%, 10/01/49 (Call 04/01/49)	232	152,903
3.50%, 03/15/29 (Call 12/15/28)	728	669,312
3.65%, 04/15/45 (Call 10/15/44)	475	346,448
3.90%, 09/15/42 (Call 03/15/42)	847	665,749
3.90%, 04/01/52 (Call 10/01/51)	110	82,230
4.00%, 04/01/48 (Call 10/01/47)	367	277,698
5.20%, 04/01/34 (Call 01/01/34)	450	436,278
5.25%, 01/15/54 (Call 07/15/53)	470	428,294
5.30%, 08/01/37	195	188,072
5.45%, 03/15/53 (Call 09/15/52)	480	450,614
8.45%, 03/15/39	255	314,084
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	725	583,299
2.40%, 03/30/32 (Call 12/30/31)	265	213,148
2.45%, 12/15/50 (Call 06/15/50)	967	528,424
2.95%, 11/15/51 (Call 05/15/51)	940	572,418
3.30%, 12/01/49 (Call 06/01/49)	604	400,996
4.00%, 01/15/43 (Call 07/15/42)	425	334,270
4.45%, 02/15/44 (Call 08/15/43)	445	368,529
4.60%, 12/01/48 (Call 06/01/48)	420	346,762
5.00%, 04/01/33 (Call 01/01/33)	620	591,040
5.00%, 01/15/34 (Call 10/15/33)	1,135	1,079,904
5.30%, 08/15/33 (Call 05/15/33)	525	510,804
5.35%, 01/15/54 (Call 07/15/53)	525	486,338
5.45%, 04/01/53 (Call 10/01/52)	510	476,612
5.70%, 08/15/53 (Call 02/15/53)	435	424,127
6.35%, 11/30/37	438	454,364
8.88%, 11/15/38	782	999,201
Series A, 2.88%, 07/15/29 (Call 04/15/29)	205	182,027
Series A, 3.10%, 05/15/25 (Call 02/15/25)	500	486,987
Series A, 3.15%, 01/15/26 (Call 10/15/25)	950	913,743
Series A, 3.50%, 03/15/27 (Call 12/15/26)	834	791,735
Series A, 3.80%, 04/01/28 (Call 01/01/28)	855	806,449
Series A, 6.00%, 05/15/37	156	156,752

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 2.95%, 11/15/26 (Call 08/15/26)	$389	$367,005
Series B, 3.75%, 05/15/27 (Call 04/15/27)	590	562,326
Series B, 3.80%, 09/15/47 (Call 03/15/47)	616	447,153
Series B, 4.20%, 05/15/45 (Call 11/15/44)	300	237,468
Series B, 6.00%, 01/15/36	350	355,201
Series C, 4.00%, 11/15/46 (Call 05/15/46)	775	588,471
Series C, 4.63%, 05/15/52 (Call 11/15/51)	545	448,739
Series D, 4.65%, 08/15/43 (Call 02/15/43)	363	309,715
Virginia Power Fuel Securitization LLC, Series A-2, 4.88%, 05/01/33	2,500	2,461,852
Vistra Operations Co. LLC
3.70%, 01/30/27 (Call 11/30/26)(b)	1,182	1,111,344
4.30%, 07/15/29 (Call 04/15/29)(b)	852	787,460
4.38%, 05/01/29 (Call 05/31/24)(b)	1,106	1,008,247
5.00%, 07/31/27 (Call 05/13/24)(b)	1,175	1,118,230
5.13%, 05/13/25(b)	10	9,860
5.50%, 09/01/26 (Call 05/13/24)(b)	885	863,616
5.63%, 02/15/27 (Call 05/13/24)(b)	1,156	1,124,629
6.00%, 04/15/34 (Call 01/15/34)(b)	160	155,556
6.88%, 04/15/32 (Call 04/15/27)(b)	890	885,956
6.95%, 10/15/33 (Call 07/15/33)(b)	920	958,680
7.75%, 10/15/31 (Call 10/15/26)(b)	1,445	1,485,570
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	440	383,619
1.80%, 10/15/30 (Call 07/15/30)	305	243,648
2.20%, 12/15/28 (Call 10/15/28)	170	147,561
4.75%, 01/09/26 (Call 12/09/25)	1,115	1,099,923
4.75%, 01/15/28 (Call 12/15/27)	675	661,714
5.00%, 09/27/25 (Call 08/27/25)	721	714,560
5.15%, 10/01/27 (Call 09/01/27)	770	761,751
5.60%, 09/12/26 (Call 08/12/26)	350	350,418
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	310	269,714
4.30%, 10/15/48 (Call 04/15/48)	387	310,056
4.75%, 09/30/32 (Call 06/30/32)	180	171,705
5.63%, 05/15/33	200	203,185
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	265	208,570
3.00%, 07/01/29 (Call 04/01/29)	107	96,026
3.05%, 10/15/27 (Call 07/15/27)	165	152,851
3.65%, 04/01/50 (Call 10/01/49)	305	211,718
3.95%, 09/01/32 (Call 06/01/32)	680	609,394
4.95%, 04/01/33 (Call 01/01/33)	105	99,259
5.38%, 03/30/34 (Call 12/30/33)	120	116,791
6.38%, 08/15/37	150	153,983
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	415	249,676
3.30%, 09/01/49 (Call 03/01/49)	330	219,972
3.67%, 12/01/42	451	343,041
4.75%, 11/01/44 (Call 05/01/44)	580	504,325
5.35%, 11/10/25 (Call 10/10/25)	180	179,478
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	400	359,568
2.35%, 11/15/31 (Call 05/15/31)	530	417,339
2.60%, 12/01/29 (Call 06/01/29)	495	424,370
3.30%, 06/01/25 (Call 12/01/24)	424	412,720
3.35%, 12/01/26 (Call 06/01/26)	1,076	1,018,003
3.40%, 06/01/30 (Call 12/01/29)	796	700,296
3.50%, 12/01/49 (Call 06/01/49)	448	297,110
4.00%, 06/15/28 (Call 12/15/27)	415	390,372
4.60%, 06/01/32 (Call 12/01/31)	535	490,816
Security	Par (000)	Value
Electric (continued)
5.45%, 08/15/33 (Call 02/15/33)	$715	$690,896
5.50%, 03/15/34 (Call 09/15/33)	750	723,808
6.50%, 07/01/36	85	87,644
Zhejiang Energy International Ltd., 1.74%, 07/20/26(d)	400	366,422
		678,516,560
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	715	575,720
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	1,353	1,223,305
1.80%, 10/15/27 (Call 08/15/27)	1,114	998,069
1.95%, 10/15/30 (Call 07/15/30)	845	700,649
2.00%, 12/21/28 (Call 10/21/28)	1,200	1,048,664
2.20%, 12/21/31 (Call 09/21/31)	1,180	963,447
2.75%, 10/15/50 (Call 04/15/50)	414	253,707
2.80%, 12/21/51 (Call 06/21/51)	845	516,994
3.15%, 06/01/25 (Call 03/01/25)	335	327,503
5.25%, 11/15/39	75	72,519
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 05/31/24)(b)	710	626,925
4.75%, 06/15/28 (Call 05/31/24)(b)	524	477,484
6.50%, 12/31/27 (Call 08/31/24)(b)(c)	305	302,056
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(b)	300	280,907
6.63%, 01/15/32 (Call 01/15/27)(b)	280	278,447
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(b)	795	790,502
6.63%, 03/15/32 (Call 03/15/27)(b)	750	746,289
7.13%, 06/15/25 (Call 05/31/24)(b)	1,151	1,152,038
7.25%, 06/15/28 (Call 05/31/24)(b)	1,304	1,326,230
		12,661,455
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	380	343,608
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27 (Call 07/01/27)	251	235,561
5.41%, 07/01/32 (Call 04/01/32)	365	354,634
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	605	487,824
2.80%, 02/15/30 (Call 11/15/29)	1,300	1,136,819
4.35%, 06/01/29 (Call 03/01/29)	793	759,275
5.05%, 04/05/27 (Call 03/05/27)	115	114,251
5.05%, 04/05/29 (Call 03/05/29)	250	246,916
5.25%, 04/05/34 (Call 01/05/34)	175	172,667
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)	460	374,229
3.88%, 01/12/28 (Call 10/12/27)	568	533,976
5.88%, 04/10/34 (Call 01/10/34)	305	294,083
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	408	358,076
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	275	222,113
4.63%, 04/15/26 (Call 01/15/26)	836	815,660
5.50%, 06/01/32 (Call 03/01/32)	625	587,245
6.25%, 03/15/28 (Call 02/15/28)	510	516,901
Coherent Corp., 5.00%, 12/15/29 (Call 12/14/24)(b)(c)	880	811,504
Competition Team Technologies Ltd., 4.25%, 03/12/29(d)	600	563,952
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
EquipmentShare.com Inc.
8.63%, 05/15/32 (Call 05/15/27)(b)	$540	$550,216
9.00%, 05/15/28 (Call 05/15/25)(b)	930	954,702
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	560	539,796
4.75%, 06/15/25 (Call 03/15/25)	447	441,372
4.88%, 06/15/29 (Call 03/15/29)	836	801,527
4.88%, 05/12/30 (Call 02/12/30)	508	482,161
6.00%, 01/15/28 (Call 12/15/27)	305	306,067
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	1,248	1,189,790
4.30%, 06/15/46 (Call 12/15/45)	402	321,781
Foxconn Far East Ltd.
1.63%, 10/28/25(d)	600	562,357
2.50%, 10/28/30(d)	600	495,725
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	1,030	922,880
1.35%, 06/01/25 (Call 05/01/25)	1,741	1,668,653
1.75%, 09/01/31 (Call 06/01/31)	755	597,201
1.95%, 06/01/30 (Call 03/01/30)	1,275	1,060,937
2.50%, 11/01/26 (Call 08/01/26)	1,373	1,287,841
2.70%, 08/15/29 (Call 05/15/29)	1,055	936,563
2.80%, 06/01/50 (Call 12/01/49)	1,077	693,474
3.81%, 11/21/47 (Call 05/21/47)	2,139	1,631,292
4.25%, 01/15/29 (Call 12/15/28)	420	404,953
4.50%, 01/15/34 (Call 10/15/33)	465	436,755
4.88%, 09/01/29 (Call 08/01/29)	600	591,890
4.95%, 02/15/28 (Call 01/15/28)	795	792,092
4.95%, 09/01/31 (Call 07/01/31)	600	590,357
5.00%, 02/15/33 (Call 11/15/32)	560	549,352
5.00%, 03/01/35 (Call 12/01/34)	600	581,664
5.25%, 03/01/54 (Call 09/01/53)	600	569,359
5.35%, 03/01/64 (Call 09/01/63)	600	568,622
5.38%, 03/01/41	100	98,245
5.70%, 03/15/36	714	731,354
5.70%, 03/15/37	597	607,025
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	5	4,075
3.15%, 08/15/27 (Call 05/15/27)	375	348,872
3.35%, 03/01/26 (Call 12/01/25)	160	153,737
3.50%, 02/15/28 (Call 11/15/27)	495	462,393
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(b)	1,781	1,639,761
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	1,010	934,527
3.00%, 01/15/31 (Call 10/15/30)	481	402,399
3.60%, 01/15/30 (Call 10/15/29)	667	589,986
3.95%, 01/12/28 (Call 10/12/27)	857	803,943
4.25%, 05/15/27 (Call 04/15/27)	495	474,395
5.45%, 02/01/29 (Call 01/01/29)	135	133,022
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	943	826,704
4.60%, 04/06/27 (Call 01/06/27)	923	901,300
Likewize Corp., 9.75%, 10/15/25 (Call 05/13/24)(b)	360	363,828
Sensata Technologies BV
4.00%, 04/15/29 (Call 05/31/24)(b)	890	796,530
5.00%, 10/01/25(b)	626	618,001
5.88%, 09/01/30 (Call 09/01/25)(b)	465	448,597
Security	Par (000)	Value
Electronics (continued)
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	$695	$587,941
4.38%, 02/15/30 (Call 11/15/29)(b)	430	385,108
TD SYNNEX Corp.
1.75%, 08/09/26 (Call 07/09/26)	880	801,948
2.38%, 08/09/28 (Call 06/09/28)	605	526,560
2.65%, 08/09/31 (Call 05/09/31)	450	357,691
6.10%, 04/12/34 (Call 01/12/34)	115	114,276
Trimble Inc.
4.90%, 06/15/28 (Call 03/15/28)	311	304,079
6.10%, 03/15/33 (Call 12/15/32)	400	405,789
TTM Technologies Inc., 4.00%, 03/01/29 (Call 05/31/24)(b)	470	420,717
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)	125	103,270
3.13%, 08/15/27 (Call 05/15/27)	540	504,837
3.70%, 02/15/26 (Call 11/15/25)	500	485,034
4.50%, 02/13/26	805	791,955
7.13%, 10/01/37	384	428,658
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	848	784,346
2.40%, 04/01/28 (Call 02/01/28)	789	689,378
2.95%, 04/01/31 (Call 01/01/31)	853	694,576
		49,183,530
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	800	724,707
1.88%, 09/17/25 (Call 08/17/25)(d)	800	757,592
2.63%, 09/17/30 (Call 06/17/30)(d)	400	334,770
Continental Wind LLC, 6.00%, 02/28/33(b)	116	114,328
FS Luxembourg Sarl, 8.88%, 02/12/31(d)	600	575,098
Greenko Dutch BV, 3.85%, 03/29/26 (Call 05/30/24)(d)	728	679,552
Greenko Power II Ltd., 4.30%, 12/13/28(d)	911	816,149
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (Call 05/30/24)(d)	400	384,809
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(d)	400	391,654
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/33(d)	800	762,325
SK Battery America Inc.
2.13%, 01/26/26(d)	600	553,977
4.88%, 01/23/27(d)	400	392,015
Sunnova Energy Corp.
5.88%, 09/01/26 (Call 05/31/24)(b)(c)	380	235,201
11.75%, 10/01/28 (Call 04/01/28)(b)(c)	360	219,529
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(d)	569	448,647
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	635	566,681
5.00%, 01/31/28 (Call 07/31/27)(b)	660	617,611
Topaz Solar Farms LLC
4.88%, 09/30/39(b)	88	78,256
5.75%, 09/30/39(b)	538	527,567
		9,180,468
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	907	880,962
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(d)	400	288,915
5.13%, 08/11/61 (Call 08/11/60)(d)	1,200	845,295

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
Anhui Transportation Holding Group HK Ltd., 1.62%, 08/26/26(d)	$400	$363,169
Arcosa Inc., 4.38%, 04/15/29 (Call 05/31/24)(b)	374	341,636
Artera Services LLC, 8.50%, 02/15/31 (Call 02/15/27)(b)	535	547,378
BCEG HongKong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	600	553,546
Bioceanico Sovereign Certificate Ltd.,0.00% 06/05/34(d)(j)	469	342,452
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(b)	1,190	1,277,676
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 05/31/24)(b)	360	355,074
CCCI Treasure Ltd., 3.65%, (Call 11/21/26), (5-year CMT + 5.117%)(a)(d)(i)	1,000	951,674
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(b)	445	337,064
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	1,000	949,429
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26), (5-year CMT + 5.581%)(a)(d)(i)	400	381,927
Chongqing Nan'an Urban Construction & Development Group Co. Ltd., 4.56%, 06/10/26(d)	400	381,977
Chouzhou International Investment Ltd.
4.10%, 10/20/25(d)	200	194,588
5.70%, 06/27/26(d)	400	398,846
CIMIC Finance USA Pty Ltd., 7.00%, 03/25/34 (Call 12/25/33)(b)	260	256,978
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(d)	200	185,674
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(d)	400	377,192
Delhi International Airport Ltd.
6.13%, 10/31/26(d)	400	394,902
6.45%, 06/04/29(d)	600	583,245
Dianjian Haiyu Ltd., 3.45%, (Call 09/29/25), (5-year CMT + 6.189%)(a)(d)(i)	600	580,621
Dycom Industries Inc., 4.50%, 04/15/29 (Call 05/31/24)(b)	390	358,780
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	524	488,587
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	330	296,813
7.50%, 04/15/32 (Call 04/15/27)(b)	265	252,783
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	320	269,494
Hongkong International Qingdao Co. Ltd., 4.80%, 07/08/25(d)	400	393,216
HTA Group Ltd./Mauritius, 7.00%, 12/18/25 (Call 05/10/24)(d)	400	398,691
IHS Holding Ltd.
5.63%, 11/29/26 (Call 05/30/24)(d)	400	368,163
6.25%, 11/29/28 (Call 11/29/24)(d)	600	519,012
IHS Netherlands Holdco BV, 8.00%, 09/18/27 (Call 05/30/24)(d)	1,000	944,053
INNOVATE Corp., 8.50%, 02/01/26 (Call 05/13/24)(b)(c)	287	214,679
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32 (Call 03/11/27)(b)	400	395,110
Security	Par (000)	Value
Engineering & Construction (continued)
Jacobs Engineering Group Inc.
5.90%, 03/01/33 (Call 12/01/32)	$905	$891,367
6.35%, 08/18/28 (Call 07/18/28)	855	870,088
Jinan Urban Construction International Investment Co. Ltd., 2.40%, 09/23/26(d)	400	365,557
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	235	152,504
MasTec Inc., 4.50%, 08/15/28 (Call 05/31/24)(b)	695	649,167
Mexico City Airport Trust
3.88%, 04/30/28(d)	400	372,199
4.25%, 10/31/26(d)	800	768,975
5.50%, 10/31/46(d)	400	327,643
5.50%, 07/31/47 (Call 01/31/47)(d)	1,600	1,307,313
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26), (5-year CMT + 5.256%)(a)(d)(i)	600	570,138
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	255	255,258
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(d)	845	768,970
SND International Bvi Co. Ltd., 5.95%, 12/04/26(d)	200	200,456
Ste Transcore Holdings Inc.
3.38%, 05/05/27 (Call 02/05/27)(b)	600	567,697
3.75%, 05/05/32 (Call 11/05/31)(b)	400	359,982
4.13%, 05/23/26 (Call 04/23/26)(d)	200	198,198
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31 (Call 08/12/30)(d)	400	323,251
Sydney Airport Finance Co. Pty. Ltd., 3.63%, 04/28/26 (Call 01/28/26)(b)	350	335,529
Taizhou Urban Construction & Investment Development Group Co. Ltd., 5.90%, 09/05/26(d)	200	200,176
THI Capital Co. Ltd., 5.10%, 05/19/26(d)	200	197,634
TopBuild Corp.
3.63%, 03/15/29 (Call 05/31/24)(b)	340	305,306
4.13%, 02/15/32 (Call 10/15/26)(b)	455	393,449
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/02/24)(b)(c)	440	440,000
11.88%, 04/30/29 (Call 04/30/26)(b)	100	102,386
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(b)	520	486,184
VM Consolidated Inc., 5.50%, 04/15/29 (Call 05/31/24)(b)	338	318,120
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 05/31/24)(b)	385	352,227
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	800	728,426
Yongda Investment Ltd., 2.25%, 06/16/25(d)	400	383,094
Zhangzhou Transportation Development Group Co. Ltd., 4.98%, 06/01/25(d)	200	197,621
Zhengzhou Urban Construction Investment Group Co. Ltd., 5.20%, 08/30/25(d)	200	197,726
		30,256,242
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27 (Call 05/31/24)(b)	485	434,771
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 05/31/24)(b)	560	264,760
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(d)	800	815,559
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(b)(c)	855	587,725
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
10.00%, 06/15/26 (Call 05/13/24), (12.00% PIK)(b)(c)(h)	$1,265	$920,520
Banijay Entertainment SASU, 8.13%, 05/01/29 (Call 11/01/25)(b)	370	378,706
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/31/24)(b)	580	527,988
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(b)(c)	1,265	1,127,870
6.50%, 02/15/32 (Call 02/15/27)(b)	1,335	1,315,080
7.00%, 02/15/30 (Call 02/15/26)(b)	1,970	1,984,149
8.13%, 07/01/27 (Call 05/13/24)(b)	1,432	1,452,932
CCM Merger Inc., 6.38%, 05/01/26 (Call 05/31/24)(b)	205	204,241
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	441	411,597
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/24)	365	354,718
5.50%, 05/01/25 (Call 05/02/24)(b)	770	770,000
6.50%, 10/01/28 (Call 05/16/24)	215	214,577
Churchill Downs Inc.
4.75%, 01/15/28 (Call 05/31/24)(b)	615	580,738
5.50%, 04/01/27 (Call 05/31/24)(b)	545	530,265
5.75%, 04/01/30 (Call 04/01/25)(b)	1,095	1,044,243
6.75%, 05/01/31 (Call 05/01/26)(b)	515	511,158
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)(c)	640	594,712
5.88%, 03/15/26 (Call 05/31/24)(b)	385	379,544
8.75%, 05/01/25 (Call 05/01/24)(b)(c)	173	173,000
Empire Resorts Inc., 7.75%, 11/01/26 (Call 05/31/24)(b)	315	292,998
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	380	372,887
Genm Capital Labuan Ltd., 3.88%, 04/19/31 (Call 01/19/31)(d)	800	679,003
International Game Technology PLC
4.13%, 04/15/26 (Call 05/31/24)(b)	625	601,760
5.25%, 01/15/29 (Call 05/31/24)(b)	670	632,790
6.25%, 01/15/27 (Call 07/15/26)(b)	675	673,990
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	440	419,304
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 05/16/24)(b)	630	632,464
7.25%, 11/15/29 (Call 11/15/24)(b)	462	466,762
7.50%, 09/01/31 (Call 09/01/26)(b)	505	514,894
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 05/31/24)(b)	525	399,370
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 05/31/24)(b)	410	373,156
4.75%, 10/15/27 (Call 05/31/24)(b)	840	792,033
5.63%, 03/15/26 (Call 05/31/24)(b)	300	294,665
6.50%, 05/15/27 (Call 05/31/24)(b)	1,092	1,094,022
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/24)(d)	835	813,931
5.25%, 04/26/26 (Call 05/30/24)(d)	434	416,950
5.38%, 12/04/29 (Call 12/04/24)(b)	1,060	944,597
5.63%, 07/17/27 (Call 05/30/24)(d)	530	500,093
5.75%, 07/21/28 (Call 05/31/24)(b)	805	748,228
7.63%, 04/17/32 (Call 04/17/27)(b)	600	588,921
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31 (Call 02/15/27)(b)	465	467,034
Security	Par (000)	Value
Entertainment (continued)
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	$295	$291,842
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (Call 05/31/24)(b)	600	548,211
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 05/16/24)(b)	350	346,049
8.00%, 02/01/26 (Call 05/31/24)(b)	1,005	954,123
13.25%, 12/15/27 (Call 05/16/24)(b)	300	329,702
Motion Bondco DAC, 6.63%, 11/15/27 (Call 05/31/24)(b)(c)	305	294,064
Odeon Finco PLC, 12.75%, 11/01/27 (Call 11/01/24)(b)	380	391,538
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30 (Call 08/01/25)(b)	300	305,925
Penn Entertainment Inc.
4.13%, 07/01/29 (Call 07/01/24)(b)(c)	330	276,241
5.63%, 01/15/27 (Call 05/31/24)(b)	390	371,521
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)	675	503,989
5.88%, 09/01/31 (Call 09/01/26)(b)	670	481,129
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 05/13/24)(b)	335	319,658
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(d)	800	706,833
4.63%, 04/06/31 (Call 01/06/31)(b)	420	356,527
8.45%, 07/27/30 (Call 05/27/30)(b)	330	345,869
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	700	662,601
SeaWorld Parks & Entertainment Inc.
5.25%, 08/15/29 (Call 08/15/24)(b)	640	589,871
8.75%, 05/01/25 (Call 05/02/24)(b)	190	190,000
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 05/31/24)(b)	380	366,876
7.25%, 05/15/31 (Call 05/15/26)(b)(c)	720	718,466
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32 (Call 05/01/27)(b)	750	746,963
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 05/31/24)(b)	351	351,325
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 05/31/24)(b)	310	292,245
Vail Resorts Inc.
6.25%, 05/15/25 (Call 05/31/24)(b)	472	472,213
6.50%, 05/15/32 (Call 05/15/27)(b)	535	535,846
Warnermedia Holdings Inc.
3.76%, 03/15/27 (Call 02/15/27)	3,520	3,316,747
4.05%, 03/15/29 (Call 01/15/29)	1,280	1,167,271
4.28%, 03/15/32 (Call 12/15/31)	4,035	3,478,297
5.05%, 03/15/42 (Call 09/15/41)	3,495	2,801,942
5.14%, 03/15/52 (Call 09/15/51)	5,710	4,371,201
5.39%, 03/15/62 (Call 09/15/61)	2,155	1,649,672
6.41%, 03/15/26 (Call 05/13/24)	450	450,096
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)(c)	670	556,573
3.75%, 12/01/29 (Call 12/01/24)(b)	495	435,260
3.88%, 07/15/30 (Call 07/15/25)(b)	495	431,409

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(b)	$667	$619,047
7.13%, 02/15/31 (Call 11/15/30)(b)	905	918,295
		60,244,142
Environmental Control — 0.1%
Ambipar Lux SARL, 9.88%, 02/06/31 (Call 02/06/27)(d)	600	593,734
Clean Harbors Inc.
4.88%, 07/15/27 (Call 05/31/24)(b)	490	472,102
5.13%, 07/15/29 (Call 07/15/24)(b)	265	252,890
6.38%, 02/01/31 (Call 02/01/26)(b)	480	475,405
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	695	609,178
5.00%, 09/01/30 (Call 09/01/25)	380	329,937
Enviri Corp., 5.75%, 07/31/27 (Call 05/31/24)(b)	465	435,268
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	695	623,556
3.75%, 08/01/25 (Call 05/31/24)(b)	670	652,116
4.00%, 08/01/28 (Call 05/13/24)(b)	695	630,860
4.25%, 06/01/25 (Call 05/31/24)(b)	376	370,948
4.38%, 08/15/29 (Call 08/15/24)(b)	505	455,639
4.75%, 06/15/29 (Call 06/15/24)(b)	655	604,385
5.13%, 12/15/26 (Call 05/31/24)(b)	465	454,194
6.75%, 01/15/31 (Call 01/15/27)(b)	875	882,640
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	620	575,039
5.88%, 06/30/29 (Call 06/30/24)(b)	905	840,338
Nature Conservancy (The), Series A, 3.96%, 03/01/52 (Call 09/01/51)	175	138,317
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	853	794,452
1.45%, 02/15/31 (Call 11/15/30)	730	568,268
1.75%, 02/15/32 (Call 11/15/31)	1,035	796,415
2.30%, 03/01/30 (Call 12/01/29)	1,084	916,879
2.38%, 03/15/33 (Call 12/15/32)	615	483,523
2.90%, 07/01/26 (Call 04/01/26)	668	636,320
3.05%, 03/01/50 (Call 09/01/49)	373	244,722
3.38%, 11/15/27 (Call 08/15/27)	983	923,447
3.95%, 05/15/28 (Call 02/15/28)	1,095	1,040,621
4.88%, 04/01/29 (Call 03/01/29)	425	416,854
5.00%, 12/15/33 (Call 09/15/33)	600	578,116
5.00%, 04/01/34 (Call 01/01/34)	560	540,026
5.70%, 05/15/41 (Call 11/15/40)	248	244,602
6.20%, 03/01/40	220	230,454
Stericycle Inc., 3.88%, 01/15/29 (Call 05/16/24)(b)	465	415,302
Veralto Corp.
5.35%, 09/18/28 (Call 08/18/28)(b)	805	799,076
5.45%, 09/18/33 (Call 06/18/33)(b)	655	642,832
5.50%, 09/18/26 (Call 08/18/26)(b)	860	854,865
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)	715	568,412
2.60%, 02/01/30 (Call 11/01/29)	202	174,579
2.95%, 01/15/52 (Call 07/15/51)	865	542,660
3.05%, 04/01/50 (Call 10/01/49)	250	160,894
3.20%, 06/01/32 (Call 03/01/32)	560	476,420
3.50%, 05/01/29 (Call 02/01/29)	1,232	1,133,710
4.20%, 01/15/33 (Call 10/15/32)	675	614,593
4.25%, 12/01/28 (Call 09/01/28)	295	282,683
5.00%, 03/01/34 (Call 12/01/33)	425	406,562
Security	Par (000)	Value
Environmental Control (continued)
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	$361	$336,275
1.15%, 03/15/28 (Call 01/15/28)	1,603	1,378,287
1.50%, 03/15/31 (Call 12/15/30)	1,150	903,156
2.00%, 06/01/29 (Call 04/01/29)	393	337,347
2.50%, 11/15/50 (Call 05/15/50)	389	226,429
2.95%, 06/01/41 (Call 12/01/40)	845	600,817
3.15%, 11/15/27 (Call 08/15/27)	1,562	1,462,477
4.15%, 04/15/32 (Call 01/15/32)	750	696,115
4.15%, 07/15/49 (Call 01/15/49)	1,269	1,020,681
4.63%, 02/15/30 (Call 12/15/29)(c)	905	876,847
4.63%, 02/15/33 (Call 11/15/32)	585	556,277
4.88%, 02/15/29 (Call 01/15/29)	705	696,474
4.88%, 02/15/34 (Call 11/15/33)	910	875,617
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 05/31/24)(b)	425	415,740
		35,266,372
Equity Funds — 0.0%
Brookfield Finance Inc., 6.35%, 01/05/34 (Call 10/05/33)	780	801,760
Food — 0.6%
Agrosuper SA, 4.60%, 01/20/32 (Call 10/20/31)(d)	450	377,240
Ahold Finance USA LLC, 6.88%, 05/01/29	447	473,503
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 05/31/24)(b)	671	636,914
3.50%, 03/15/29 (Call 05/31/24)(b)	1,409	1,241,911
4.63%, 01/15/27 (Call 05/31/24)(b)	1,290	1,232,437
4.88%, 02/15/30 (Call 02/15/25)(b)	840	783,108
5.88%, 02/15/28 (Call 05/31/24)(b)	669	655,217
6.50%, 02/15/28 (Call 02/15/25)(b)	670	669,302
7.50%, 03/15/26 (Call 05/31/24)(b)	454	460,885
Almarai Co. JSC, 5.23%, 07/25/33(d)	600	596,061
Alsea SAB de CV, 7.75%, 12/14/26(d)	400	404,671
Aragvi Finance International DAC, 8.45%, 04/29/26 (Call 05/30/24)(d)	400	324,278
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/24)	297	293,421
5.25%, 09/15/27 (Call 05/31/24)(c)	505	466,416
8.00%, 09/15/28 (Call 09/15/25)(b)	505	522,932
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(d)	600	434,996
5.38%, 01/09/36(d)	800	762,306
6.05%, 01/15/29 (Call 12/15/28)(d)	400	405,214
6.40%, 01/15/34 (Call 10/15/33)(d)	790	817,380
Blossom Joy Ltd.
2.20%, 10/21/30 (Call 07/21/30)(d)	800	663,444
3.10%, (Call 07/21/25), (5-year CMT + 5.799%)(a)(d)(i)	400	385,449
BRF SA
4.88%, 01/24/30 (Call 10/24/29)(d)	400	351,858
5.75%, 09/21/50 (Call 03/21/50)(d)	820	619,860
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 05/31/24)(b)	374	286,110
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	265	222,829
3.13%, 04/24/50 (Call 10/24/49)	358	224,517
4.15%, 03/15/28 (Call 12/15/27)	1,515	1,442,695
4.80%, 03/15/48 (Call 09/15/47)	645	547,085
5.20%, 03/19/27	480	477,131
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.20%, 03/21/29 (Call 02/21/29)	$450	$443,545
5.30%, 03/20/26	365	363,636
5.40%, 03/21/34 (Call 12/21/33)	450	438,299
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(d)	800	763,165
6.63%, 02/12/45 (Call 08/12/44)(d)	400	402,515
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	400	382,430
2.50%, 06/17/30 (Call 03/17/30)(d)	600	500,821
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	600	543,360
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28 (Call 05/31/24)(b)	400	370,613
7.63%, 07/01/29 (Call 01/01/26)(b)	450	455,596
CK Hutchison International 20 Ltd., 2.50%, 05/08/30 (Call 02/08/30)(b)(c)	855	722,908
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (Call 01/15/31)(b)	680	561,950
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	1,132	979,474
4.60%, 11/01/25 (Call 09/01/25)	1,366	1,341,895
4.85%, 11/01/28 (Call 08/01/28)	1,240	1,200,935
5.30%, 10/01/26	430	427,001
5.30%, 11/01/38 (Call 05/01/38)	911	832,842
5.40%, 11/01/48 (Call 05/01/48)	852	764,692
7.00%, 10/01/28	362	383,224
8.25%, 09/15/30	425	477,504
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(b)	1,080	1,016,768
Fiesta Purchaser Inc., 7.88%, 03/01/31 (Call 03/01/27)(b)	465	473,229
Flowers Foods Inc.
2.40%, 03/15/31 (Call 12/15/30)	644	523,078
3.50%, 10/01/26 (Call 07/01/26)	45	42,781
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	645	519,042
2.88%, 04/15/30 (Call 01/15/30)	1,283	1,116,585
3.00%, 02/01/51 (Call 08/01/50)	1,228	758,944
3.20%, 02/10/27 (Call 11/10/26)	522	492,094
4.15%, 02/15/43 (Call 08/15/42)	11	8,913
4.20%, 04/17/28 (Call 01/17/28)	1,528	1,462,810
4.70%, 01/30/27 (Call 12/20/26)	1,575	1,545,538
4.70%, 04/17/48 (Call 10/17/47)(c)	75	64,049
4.95%, 03/29/33 (Call 12/29/32)	526	503,653
5.24%, 11/18/25 (Call 05/16/24)	450	447,365
5.40%, 06/15/40	320	304,994
5.50%, 10/17/28 (Call 09/17/28)	565	566,518
Grupo Bimbo SAB de CV
4.00%, 09/06/49(d)	600	441,760
4.70%, 11/10/47(d)	600	490,062
4.88%, 06/27/44(d)	400	340,649
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	945	900,360
1.70%, 06/01/30 (Call 03/01/30)	320	261,697
2.30%, 08/15/26 (Call 05/15/26)	1,088	1,019,552
2.45%, 11/15/29 (Call 08/15/29)	264	230,103
2.65%, 06/01/50 (Call 12/01/49)	245	148,245
3.13%, 11/15/49 (Call 05/15/49)	315	212,034
3.20%, 08/21/25 (Call 05/21/25)	95	92,400
3.38%, 08/15/46 (Call 02/15/46)	530	380,206
4.25%, 05/04/28 (Call 04/04/28)	695	676,143
4.50%, 05/04/33 (Call 02/04/33)(c)	240	229,219
Security	Par (000)	Value
Food (continued)
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 05/13/24)(b)	$264	$18,885
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	1,197	1,044,983
1.80%, 06/11/30 (Call 03/11/30)	765	626,427
3.05%, 06/03/51 (Call 12/03/50)	751	479,136
4.80%, 03/30/27 (Call 02/28/27)	380	375,727
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31 (Call 12/09/30)(d)	1,000	845,172
3.54%, 04/27/32 (Call 10/27/31)(d)	400	334,222
4.75%, 06/09/51 (Call 12/09/50)(d)	600	462,486
4.81%, 04/27/52 (Call 04/27/51)(d)	400	309,087
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	341	295,582
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	604	521,490
3.20%, 10/01/26 (Call 07/01/26)	492	465,126
3.90%, 06/01/50 (Call 12/01/49)	450	313,083
J.M. Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)	640	505,373
2.38%, 03/15/30 (Call 12/15/29)	460	389,491
2.75%, 09/15/41 (Call 03/15/41)	75	48,333
3.38%, 12/15/27 (Call 09/15/27)	932	870,685
3.55%, 03/15/50 (Call 09/15/49)	425	286,958
4.25%, 03/15/35	555	486,798
4.38%, 03/15/45	354	287,689
5.90%, 11/15/28 (Call 10/15/28)	1,190	1,212,876
6.20%, 11/15/33 (Call 08/15/33)	910	940,453
6.50%, 11/15/43 (Call 05/15/43)	500	519,091
6.50%, 11/15/53 (Call 05/15/53)	635	666,760
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL
2.50%, 01/15/27 (Call 12/15/26)	705	645,367
3.00%, 02/02/29 (Call 12/02/28)	255	221,869
3.00%, 05/15/32 (Call 02/15/32)	485	384,019
3.63%, 01/15/32 (Call 01/15/27)	1,091	908,950
3.75%, 12/01/31 (Call 12/01/26)	648	546,258
4.38%, 02/02/52 (Call 08/02/51)	1,135	785,636
5.13%, 02/01/28 (Call 01/01/28)	990	962,124
5.50%, 01/15/30 (Call 01/15/25)	1,327	1,281,486
5.75%, 04/01/33 (Call 01/01/33)	1,320	1,261,963
6.50%, 12/01/52 (Call 06/01/52)	1,215	1,150,528
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/34 (Call 12/15/33)(b)	1,315	1,340,033
7.25%, 11/15/53 (Call 05/15/53)(b)	975	1,002,473
JGSH Philippines Ltd., 4.13%, 07/09/30(d)	500	460,592
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29 (Call 02/15/26)(b)	675	682,409
Kellanova
2.10%, 06/01/30 (Call 03/01/30)	815	676,696
3.25%, 04/01/26	943	904,672
3.40%, 11/15/27 (Call 08/15/27)	800	747,851
4.30%, 05/15/28 (Call 02/15/28)	630	605,429
4.50%, 04/01/46	420	344,157
5.25%, 03/01/33 (Call 12/01/32)	310	301,483
Series B, 7.45%, 04/01/31	627	690,034
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	385	368,447
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,479	1,411,161

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.75%, 04/01/30 (Call 01/01/30)	$855	$785,203
3.88%, 05/15/27 (Call 02/15/27)	1,210	1,160,156
4.25%, 03/01/31 (Call 12/01/30)	482	449,420
4.38%, 06/01/46 (Call 12/01/45)	2,167	1,737,487
4.63%, 01/30/29 (Call 10/30/28)	697	674,932
4.63%, 10/01/39 (Call 04/01/39)	445	384,154
4.88%, 10/01/49 (Call 04/01/49)	1,175	1,008,380
5.00%, 07/15/35 (Call 01/15/35)	630	599,904
5.00%, 06/04/42	1,000	891,737
5.20%, 07/15/45 (Call 01/15/45)	1,405	1,265,978
5.50%, 06/01/50 (Call 12/01/49)	890	834,001
6.50%, 02/09/40	550	578,386
6.75%, 03/15/32	425	457,601
6.88%, 01/26/39	760	827,869
7.13%, 08/01/39(b)	585	646,156
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	950	747,322
2.20%, 05/01/30 (Call 02/01/30)	470	390,958
2.65%, 10/15/26 (Call 07/15/26)	835	783,489
3.50%, 02/01/26 (Call 11/01/25)	790	762,917
3.70%, 08/01/27 (Call 05/01/27)	992	942,047
3.88%, 10/15/46 (Call 04/15/46)	515	375,855
3.95%, 01/15/50 (Call 07/15/49)	687	514,657
4.45%, 02/01/47 (Call 08/01/46)	662	534,200
4.50%, 01/15/29 (Call 10/15/28)	739	714,010
4.65%, 01/15/48 (Call 07/15/47)	518	429,834
5.00%, 04/15/42 (Call 10/15/41)	280	250,269
5.15%, 08/01/43 (Call 02/01/43)	396	353,226
5.40%, 07/15/40 (Call 01/15/40)(c)	423	399,617
5.40%, 01/15/49 (Call 07/15/48)	295	274,331
6.90%, 04/15/38(c)	599	652,454
7.50%, 04/01/31	565	630,014
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	855	762,000
4.38%, 01/31/32 (Call 01/31/27)(b)	634	549,252
4.88%, 05/15/28 (Call 11/15/27)(b)	465	444,057
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)(c)	200	195,761
MARB BondCo PLC, 3.95%, 01/29/31 (Call 01/29/26)(d)	1,000	804,366
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	1,057	957,428
1.63%, 07/16/32 (Call 04/16/32)(b)	400	301,158
2.38%, 07/16/40 (Call 01/16/40)(b)	660	435,551
2.45%, 07/16/50 (Call 01/16/50)(b)	430	244,134
3.20%, 04/01/30 (Call 01/01/30)(b)	834	743,116
3.60%, 04/01/34 (Call 01/01/34)(b)	977	844,698
3.88%, 04/01/39 (Call 10/01/38)(b)	630	518,449
3.95%, 04/01/44 (Call 10/01/43)(b)	280	221,480
3.95%, 04/01/49 (Call 10/01/48)(b)	725	557,257
4.13%, 04/01/54 (Call 10/01/53)(b)	470	365,997
4.20%, 04/01/59 (Call 10/01/58)(b)	447	347,280
4.55%, 04/20/28 (Call 03/20/28)(b)	425	413,560
4.65%, 04/20/31 (Call 02/20/31)(b)	520	500,518
4.75%, 04/20/33 (Call 01/20/33)(b)	650	620,962
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(c)	880	811,705
1.85%, 02/15/31 (Call 11/15/30)	442	351,281
2.50%, 04/15/30 (Call 01/15/30)	635	537,188
3.40%, 08/15/27 (Call 05/15/27)	1,198	1,123,405
4.20%, 08/15/47 (Call 02/15/47)	165	130,524
Security	Par (000)	Value
Food (continued)
4.95%, 04/15/33 (Call 01/15/33)	$475	$454,258
Minerva Luxembourg SA
4.38%, 03/18/31(d)	1,200	975,805
8.88%, 09/13/33 (Call 09/13/28)(d)	800	820,078
Mondelez International Holdings Netherlands BV
1.25%, 09/24/26 (Call 08/24/26)(b)	1,008	911,483
4.25%, 09/15/25(b)	1,132	1,109,628
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	936	897,917
1.50%, 02/04/31 (Call 11/04/30)	770	599,620
1.88%, 10/15/32 (Call 07/15/32)	813	627,777
2.63%, 03/17/27 (Call 02/17/27)	475	441,132
2.63%, 09/04/50 (Call 03/04/50)	933	551,150
2.75%, 04/13/30 (Call 01/13/30)	968	838,971
3.00%, 03/17/32 (Call 12/17/31)	55	46,320
4.13%, 05/07/28 (Call 02/07/28)	410	394,156
4.75%, 02/20/29 (Call 01/20/29)	460	447,351
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/30/24)(d)	800	799,440
Nestle Capital Corp.
4.65%, 03/12/29 (Call 02/12/29)(b)	440	429,782
4.75%, 03/12/31 (Call 01/12/31)(b)	215	208,743
Nestle Holdings Inc.
0.63%, 01/15/26 (Call 12/15/25)(b)(c)	1,530	1,415,450
1.00%, 09/15/27 (Call 07/15/27)(b)	805	701,992
1.13%, 07/13/26 (Call 06/13/26)(d)	220	201,502
1.15%, 01/14/27 (Call 12/14/26)(b)	1,435	1,286,201
1.25%, 09/15/30 (Call 06/15/30)(b)	825	650,355
1.50%, 09/14/28 (Call 07/14/28)(b)	850	727,666
1.88%, 09/14/31 (Call 06/14/31)(b)	695	557,241
2.50%, 09/14/41 (Call 03/14/41)(b)	855	577,585
2.63%, 09/14/51 (Call 03/14/51)(b)	1,275	761,630
3.50%, 09/24/25 (Call 07/24/25)(b)	1,983	1,932,408
3.63%, 09/24/28 (Call 06/24/28)(b)	1,160	1,089,354
3.90%, 09/24/38 (Call 03/24/38)(b)	1,025	864,331
4.00%, 09/12/25 (Call 08/12/25)(b)	1,925	1,890,286
4.00%, 09/24/48 (Call 03/24/48)(b)	1,210	958,770
4.13%, 10/01/27 (Call 09/01/27)(b)	750	724,680
4.25%, 10/01/29 (Call 08/01/29)(b)(c)	415	397,044
4.30%, 10/01/32 (Call 07/01/32)(b)	825	783,792
4.70%, 01/15/53 (Call 07/15/52)(b)	665	588,338
4.85%, 03/14/33 (Call 12/14/32)(b)	415	407,034
4.95%, 03/14/30 (Call 01/14/30)(b)	885	874,928
5.00%, 03/14/28 (Call 02/14/28)(b)	1,030	1,023,107
5.00%, 09/12/28 (Call 08/12/28)(b)	441	437,432
5.00%, 09/12/30 (Call 07/12/30)(b)	680	672,347
5.00%, 09/12/33 (Call 06/12/33)(b)	150	148,347
5.25%, 03/13/26(b)	525	524,752
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(b)	890	797,629
5.50%, 10/15/27 (Call 05/31/24)(b)	955	924,611
6.88%, 05/01/25 (Call 05/01/24)(b)	228	228,000
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	840	693,296
4.25%, 04/15/31 (Call 04/15/26)	1,263	1,117,858
6.25%, 07/01/33 (Call 04/01/33)	1,205	1,197,910
6.88%, 05/15/34 (Call 02/15/34)	1,020	1,058,174
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	925	814,730
4.63%, 04/15/30 (Call 04/15/25)(b)	1,330	1,200,361
5.50%, 12/15/29 (Call 12/15/24)(b)	1,100	1,042,949
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.63%, 01/15/28 (Call 05/16/24)(b)	$830	$805,569
6.25%, 02/15/32 (Call 02/15/27)(b)	775	765,497
Safeway Inc., 7.25%, 02/01/31	210	219,622
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	1,000	963,707
Sigma Finance Netherlands BV, 4.88%, 03/27/28 (Call 12/27/27)(d)	400	386,318
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/13/24)(b)(c)	420	397,569
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 05/31/24)(b)	750	648,032
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	605	468,080
3.00%, 10/15/30 (Call 07/15/30)(b)	503	411,252
4.25%, 02/01/27 (Call 11/01/26)(b)	1,341	1,275,666
5.20%, 04/01/29 (Call 01/01/29)(b)	749	710,149
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	60	50,767
2.45%, 12/14/31 (Call 09/14/31)	500	404,690
3.15%, 12/14/51 (Call 06/14/51)	415	264,352
3.25%, 07/15/27 (Call 04/15/27)	1,153	1,078,738
3.30%, 07/15/26 (Call 04/15/26)	853	813,981
3.30%, 02/15/50 (Call 08/15/49)	310	206,762
3.75%, 10/01/25 (Call 07/01/25)	739	719,221
4.45%, 03/15/48 (Call 09/15/47)	480	388,486
4.50%, 04/01/46 (Call 10/01/45)	615	504,150
4.85%, 10/01/45 (Call 04/01/45)	455	391,093
5.38%, 09/21/35	285	279,592
5.75%, 01/17/29 (Call 12/17/28)	755	762,525
5.95%, 04/01/30 (Call 01/01/30)	965	985,570
6.00%, 01/17/34 (Call 10/17/33)	400	411,775
6.60%, 04/01/40 (Call 10/01/39)	325	345,460
6.60%, 04/01/50 (Call 10/01/49)	1,232	1,337,627
Tesco PLC, 6.15%, 11/15/37(b)	373	359,612
Tingyi Cayman Islands Holding Corp., 1.63%, 09/24/25(d)	600	565,192
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 05/16/24)	415	366,121
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	1,859	1,754,859
4.00%, 03/01/26 (Call 01/01/26)	680	660,271
4.35%, 03/01/29 (Call 12/01/28)	1,068	1,011,944
4.55%, 06/02/47 (Call 12/02/46)	702	554,071
4.88%, 08/15/34 (Call 02/15/34)(c)	889	822,091
5.10%, 09/28/48 (Call 03/28/48)	1,091	933,829
5.15%, 08/15/44 (Call 02/15/44)	745	645,498
5.40%, 03/15/29 (Call 02/15/29)	910	900,677
5.70%, 03/15/34 (Call 12/15/33)	475	465,852
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	465	423,411
4.75%, 02/15/29 (Call 05/31/24)(b)	800	746,743
6.88%, 09/15/28 (Call 09/15/25)(b)	455	459,670
7.25%, 01/15/32 (Call 09/15/26)(b)	430	439,939
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	600	597,215
United Natural Foods Inc., 6.75%, 10/15/28 (Call 05/31/24)(b)(c)	471	361,588
Walmart Inc., 3.90%, 09/09/25	1,155	1,134,923
Yili Holding Investment Ltd., 1.63%, 11/19/25 (Call 10/19/25)(d)	200	187,168
		177,444,232
Security	Par (000)	Value
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/24)(b)	$543	$537,630
5.00%, 02/01/28 (Call 05/31/24)(b)	998	948,571
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/31/24)(b)	405	383,734
10.50%, 05/15/29 (Call 05/31/24)(b)	585	559,671
		2,429,606
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28 (Call 05/31/24)(b)	255	234,889
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	770	716,986
4.20%, 01/29/30 (Call 10/29/29)(d)	400	360,756
4.25%, 04/30/29 (Call 01/30/29)(d)	600	550,743
5.15%, 01/29/50 (Call 07/29/49)(d)	450	351,463
5.50%, 11/02/47 (Call 05/02/47)	445	367,418
5.50%, 04/30/49 (Call 10/30/48)(d)	400	329,916
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	562	490,667
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(b)	712	649,710
1.75%, 09/30/25 (Call 08/30/25)(b)	781	740,720
2.10%, 04/30/27 (Call 02/28/27)(b)	692	627,787
2.30%, 04/30/30 (Call 01/30/30)(b)	560	471,522
7.75%, 11/15/29	428	478,012
8.88%, 05/15/31	95	113,606
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)(c)	430	361,822
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	924	739,244
4.40%, 08/15/47 (Call 02/15/47)	630	502,127
4.80%, 06/15/44 (Call 12/15/43)	711	608,645
5.00%, 09/15/35 (Call 03/15/35)	460	432,629
5.15%, 05/15/46 (Call 11/15/45)	100	89,026
6.00%, 11/15/41 (Call 05/15/41)	812	801,357
7.30%, 11/15/39	10	11,139
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(d)	400	331,419
3.85%, 01/13/30 (Call 10/13/29)(d)	400	357,494
4.38%, 04/04/27(d)	400	382,275
6.13%, 06/23/33 (Call 03/23/33)(d)	1,000	991,281
6.13%, 02/26/34 (Call 11/26/33)(b)	400	393,344
Mercer International Inc.
5.13%, 02/01/29 (Call 05/13/24)(c)	776	678,126
5.50%, 01/15/26 (Call 05/13/24)	240	232,675
12.88%, 10/01/28 (Call 10/01/25)(b)(c)	150	163,558
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	490	425,587
3.13%, 01/15/32 (Call 10/15/31)	940	754,460
3.75%, 01/15/31 (Call 10/15/30)	1,375	1,183,216
5.00%, 01/15/30 (Call 10/15/29)	1,261	1,185,110
5.75%, 07/14/26(d)	600	596,316
6.00%, 01/15/29 (Call 10/15/28)	1,878	1,859,598
7.00%, 03/16/47 (Call 09/16/46)(d)	1,000	1,007,807
Suzano International Finance BV, 5.50%, 01/17/27	1,179	1,167,183
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	205	212,668
		21,952,301
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	550	548,113

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.75%, 05/20/27 (Call 02/20/27)	$490	$475,839
5.88%, 08/20/26 (Call 05/20/26)	585	574,334
9.38%, 06/01/28 (Call 06/01/25)(b)	465	483,519
APA Infrastructure Ltd.
4.25%, 07/15/27 (Call 04/15/27)(b)	185	178,206
5.00%, 03/23/35 (Call 12/23/34)(b)	65	58,790
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	1,060	838,749
2.63%, 09/15/29 (Call 06/15/29)	505	443,667
3.00%, 06/15/27 (Call 03/15/27)	280	261,170
3.38%, 09/15/49 (Call 03/15/49)	651	444,464
4.13%, 10/15/44 (Call 04/15/44)	563	457,768
4.13%, 03/15/49 (Call 09/15/48)	620	486,341
4.15%, 01/15/43 (Call 07/15/42)	308	253,659
4.30%, 10/01/48 (Call 04/01/48)	813	657,449
5.50%, 06/15/41 (Call 12/15/40)	178	173,816
5.75%, 10/15/52 (Call 04/15/52)	395	394,326
5.90%, 11/15/33 (Call 08/15/33)	300	307,905
6.20%, 11/15/53 (Call 05/15/53)	290	308,424
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(b)	580	505,257
3.15%, 08/01/27 (Call 05/01/27)(b)	845	775,026
3.76%, 03/16/32 (Call 12/16/31)(b)	250	213,784
4.49%, 02/15/42(b)	389	307,393
6.12%, 07/20/53 (Call 01/20/53)(b)(c)	415	401,724
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(b)	485	463,426
3.87%, 03/04/29 (Call 12/04/28)(b)(c)	575	527,309
4.27%, 03/15/48 (Call 09/15/47)(b)	555	409,619
4.49%, 03/04/49 (Call 09/04/48)(b)	386	288,534
4.50%, 03/10/46 (Call 09/10/45)(b)	323	247,490
4.63%, 08/05/27 (Call 07/05/27)(b)	535	513,020
4.87%, 08/05/32 (Call 05/05/32)(b)	290	262,539
6.39%, 09/15/33 (Call 06/15/33)(b)	550	553,362
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	730	582,229
4.00%, 04/01/28 (Call 01/01/28)	275	260,736
4.10%, 09/01/47 (Call 03/01/47)	296	226,729
4.40%, 07/01/32 (Call 04/01/32)	270	248,322
5.25%, 03/01/28 (Call 02/01/28)	1,000	991,898
5.40%, 03/01/33 (Call 12/01/32)	650	638,286
5.85%, 01/15/41 (Call 07/15/40)	280	279,410
Centrica PLC, 5.38%, 10/16/43 (Call 04/16/43)(b)	410	350,982
East Ohio Gas Co. (The)
1.30%, 06/15/25 (Call 05/15/25)(b)	1,090	1,035,576
2.00%, 06/15/30 (Call 03/15/30)(b)	1,405	1,128,879
3.00%, 06/15/50 (Call 12/15/49)(b)	645	381,680
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/30/24)(d)	400	378,401
ENN Energy Holdings Ltd.
2.63%, 09/17/30 (Call 06/17/30)(d)	600	502,871
4.63%, 05/17/27 (Call 04/17/27)(d)	600	581,356
Grupo Energia Bogota SA ESP
4.88%, 05/15/30 (Call 02/15/30)(d)	200	184,847
7.85%, 11/09/33 (Call 08/09/33)(d)	600	649,310
KeySpan Gas East Corp.
2.74%, 08/15/26 (Call 05/15/26)(b)	350	325,151
3.59%, 01/18/52 (Call 07/18/51)(b)	220	140,283
5.82%, 04/01/41(b)	470	439,728
5.99%, 03/06/33 (Call 12/06/32)(b)	215	212,232
Security	Par (000)	Value
Gas (continued)
Korea Gas Corp.
1.13%, 07/13/26(d)	$400	$363,853
2.00%, 07/13/31(c)(d)	800	639,717
2.88%, 07/16/29(c)(d)	700	622,672
3.50%, 07/21/25(d)	425	414,046
3.50%, 07/02/26(d)	400	383,259
6.25%, 01/20/42(b)	200	218,141
Nakilat Inc., 6.07%, 12/31/33(b)	583	597,490
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	395	324,400
3.95%, 09/15/27 (Call 06/15/27)	392	368,425
4.75%, 09/01/28 (Call 06/01/28)	885	847,866
5.20%, 07/15/25 (Call 04/15/25)	615	609,903
5.50%, 01/15/26 (Call 12/15/25)	516	512,018
5.50%, 10/01/26	446	442,539
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	1,382	1,300,708
1.70%, 02/15/31 (Call 11/15/30)	740	577,191
2.95%, 09/01/29 (Call 06/01/29)	1,275	1,126,199
3.49%, 05/15/27 (Call 02/15/27)	1,397	1,317,080
3.60%, 05/01/30 (Call 02/01/30)	1,140	1,027,116
3.95%, 03/30/48 (Call 09/30/47)	468	343,548
4.38%, 05/15/47 (Call 11/15/46)	852	673,184
4.80%, 02/15/44 (Call 08/15/43)	655	557,193
5.00%, 06/15/52 (Call 12/15/51)	630	544,111
5.25%, 03/30/28 (Call 02/29/28)	310	306,776
5.25%, 02/15/43 (Call 08/15/42)	165	149,258
5.35%, 04/01/34 (Call 01/01/34)	350	335,212
5.40%, 06/30/33 (Call 03/30/33)	200	194,687
5.65%, 02/01/45 (Call 08/01/44)	730	681,847
5.95%, 06/15/41 (Call 12/15/40)	411	402,767
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	195	162,078
4.25%, 09/01/32 (Call 06/01/32)(c)	230	212,481
4.50%, 11/01/48 (Call 05/01/48)	395	325,081
4.66%, 02/01/44 (Call 08/01/43)	285	243,798
5.10%, 04/01/29 (Call 03/01/29)	60	59,369
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	310	254,519
3.35%, 06/01/50 (Call 12/01/49)	752	479,226
3.50%, 06/01/29 (Call 03/01/29)	524	476,642
3.64%, 11/01/46 (Call 05/01/46)	309	213,749
4.65%, 08/01/43 (Call 02/01/43)	110	92,355
5.05%, 05/15/52 (Call 11/15/51)	287	246,661
5.40%, 06/15/33 (Call 03/15/33)	310	303,239
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29 (Call 07/16/29)(d)	400	347,406
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(b)	480	386,063
SGSP Australia Assets Pty Ltd.
3.25%, 07/29/26(d)	700	663,756
3.50%, 07/07/27(d)	200	187,056
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	600	555,487
South Jersey Industries Inc., 5.02%, 04/15/31	280	219,828
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	535	499,338
3.20%, 06/15/25 (Call 03/15/25)	320	311,922
3.75%, 09/15/42 (Call 03/15/42)	428	323,635
5.13%, 11/15/40	300	277,038
5.20%, 06/01/33 (Call 03/01/33)	385	374,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
5.60%, 04/01/54 (Call 10/01/53)	$325	$308,818
5.75%, 06/01/53 (Call 12/01/52)	545	526,984
6.35%, 11/15/52 (Call 05/15/52)	440	462,151
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	690	651,383
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	600	456,083
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	528	413,252
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	248	183,092
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	555	474,744
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	513	488,288
3.95%, 10/01/46 (Call 04/01/46)	490	357,955
4.40%, 06/01/43 (Call 12/01/42)	660	526,407
4.40%, 05/30/47 (Call 11/30/46)	657	521,127
5.15%, 09/15/32 (Call 03/15/32)	110	106,598
5.75%, 09/15/33 (Call 03/15/33)	500	502,350
5.88%, 03/15/41 (Call 09/15/40)	294	285,342
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	530	420,403
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	595	365,440
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	357	295,280
3.18%, 08/15/51 (Call 02/15/51)	445	273,275
3.70%, 04/01/28 (Call 01/01/28)	370	345,220
3.80%, 09/29/46 (Call 03/29/46)	225	161,092
4.05%, 03/15/32 (Call 12/15/31)	330	293,425
4.15%, 06/01/49 (Call 12/01/48)	233	172,278
5.45%, 03/23/28 (Call 02/23/28)	245	243,905
5.80%, 12/01/27 (Call 11/01/27)	390	390,959
Spire Inc., 5.30%, 03/01/26	125	124,011
Spire Missouri Inc.
3.30%, 06/01/51 (Call 12/01/50)	65	42,634
4.80%, 02/15/33 (Call 11/15/32)	100	94,811
Talent Yield International Ltd.
2.00%, 05/06/26 (Call 04/26/26)(d)	400	371,123
3.13%, 05/06/31 (Call 02/06/31)(d)	600	515,961
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	638	446,984
Series K, 3.80%, 09/15/46 (Call 03/15/46)	397	285,426
		56,557,335
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	180	147,837
4.63%, 06/15/28 (Call 03/15/28)	408	392,165
Regal Rexnord Corp.
6.05%, 02/15/26(b)	1,100	1,101,314
6.05%, 04/15/28 (Call 03/15/28)(b)	1,250	1,248,051
6.30%, 02/15/30 (Call 12/15/29)(b)	932	936,974
6.40%, 04/15/33 (Call 01/15/33)(b)	1,080	1,086,651
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	265	177,282
3.25%, 03/01/27 (Call 12/01/26)	35	33,309
4.10%, 03/01/48 (Call 09/01/47)	505	404,520
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	867	720,030
2.75%, 11/15/50 (Call 05/15/50)	1,338	746,570
3.00%, 05/15/32 (Call 02/15/32)	775	641,304
3.40%, 03/01/26 (Call 01/01/26)	1,156	1,111,610
4.25%, 11/15/28 (Call 08/15/28)	445	423,555
4.85%, 11/15/48 (Call 05/15/48)	445	369,217
5.20%, 09/01/40	291	267,630
6.00%, 03/06/28 (Call 02/06/28)	1,000	1,016,522
Security	Par (000)	Value
Hand & Machine Tools (continued)
6.27%, 03/06/26 (Call 05/13/24)	$10	$10,001
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28 (Call 06/15/25)(b)	325	358,805
		11,193,347
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	1,353	1,176,683
1.40%, 06/30/30 (Call 03/30/30)	473	383,421
3.75%, 11/30/26 (Call 08/30/26)	2,668	2,580,999
3.88%, 09/15/25 (Call 06/15/25)	755	741,218
4.75%, 11/30/36 (Call 05/30/36)	931	881,478
4.75%, 04/15/43 (Call 10/15/42)	765	699,183
4.90%, 11/30/46 (Call 05/30/46)	2,356	2,162,498
5.30%, 05/27/40	658	649,061
6.00%, 04/01/39	545	575,624
6.15%, 11/30/37	818	871,542
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	385	317,958
2.30%, 03/12/31 (Call 12/12/30)	955	783,563
2.75%, 09/15/29 (Call 06/15/29)	508	447,020
3.05%, 09/22/26 (Call 06/22/26)	625	590,847
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	1,055	894,214
2.75%, 09/23/26 (Call 07/23/26)(b)	1,203	1,126,352
3.00%, 09/23/29 (Call 06/23/29)(b)	1,130	1,000,978
3.80%, 09/23/49 (Call 03/23/49)(b)	540	394,120
5.38%, 12/06/32 (Call 09/06/32)(b)	635	622,118
5.75%, 12/06/52 (Call 06/06/52)(b)	280	275,019
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	712	629,841
4.63%, 07/15/28 (Call 05/31/24)(b)	1,401	1,301,937
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(b)	1,246	1,286,045
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)	985	764,293
1.92%, 02/01/27 (Call 01/01/27)	1,725	1,563,480
2.27%, 12/01/28 (Call 10/01/28)	1,570	1,358,782
2.54%, 02/01/32 (Call 11/01/31)	995	796,709
2.60%, 08/15/26 (Call 05/15/26)	725	678,273
3.13%, 12/01/51 (Call 06/01/51)	925	567,946
3.50%, 08/15/46 (Call 02/15/46)	446	304,547
3.95%, 04/01/30 (Call 01/01/30)	495	452,191
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	670	644,144
2.65%, 06/01/30 (Call 03/01/30)	1,320	1,135,759
4.00%, 03/01/28 (Call 12/01/27)	901	862,593
4.55%, 03/01/39 (Call 09/01/38)(c)	471	421,806
4.70%, 03/01/49 (Call 09/01/48)	561	486,962
6.50%, 11/15/35	130	140,288
7.38%, 01/15/40	170	194,544
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	933	553,586
2.80%, 12/10/51 (Call 06/10/51)	859	526,370
3.35%, 09/15/25 (Call 06/15/25)	348	338,810
4.38%, 09/15/45 (Call 03/15/45)	397	339,961
Dentsply Sirona Inc., 3.25%, 06/01/30 (Call 03/01/30)	470	405,290
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	1,107	967,106
3.25%, 11/15/39 (Call 05/15/39)	940	719,410
3.40%, 11/15/49 (Call 05/15/49)	750	526,655

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	$845	$810,547
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)(c)	465	358,499
6.75%, 02/15/30 (Call 02/15/27)(b)	225	193,158
GE HealthCare Technologies Inc.
5.60%, 11/15/25 (Call 10/15/25)	1,670	1,667,681
5.65%, 11/15/27 (Call 10/15/27)	1,728	1,736,698
5.86%, 03/15/30 (Call 01/15/30)	705	714,236
5.91%, 11/22/32 (Call 08/22/32)	415	423,853
6.38%, 11/22/52 (Call 05/22/52)	935	998,001
Hologic Inc.
3.25%, 02/15/29 (Call 05/31/24)(b)	845	744,066
4.63%, 02/01/28 (Call 05/31/24)(b)	336	318,908
Koninklijke Philips NV
5.00%, 03/15/42	720	627,500
6.88%, 03/11/38	425	451,408
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(b)	4,015	3,594,428
5.25%, 10/01/29 (Call 10/01/24)(b)	2,240	2,085,811
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29 (Call 04/01/26)(b)	890	884,197
Medtronic Global Holdings SCA
4.25%, 03/30/28 (Call 02/29/28)	635	613,362
4.50%, 03/30/33 (Call 12/30/32)	930	875,823
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	5	4,129
4.38%, 03/15/35	1,483	1,363,035
4.63%, 03/15/45	1,590	1,411,779
Neogen Food Safety Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	257	270,862
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(b)	303	276,524
Revvity Inc.
1.90%, 09/15/28 (Call 07/15/28)	715	612,579
2.25%, 09/15/31 (Call 06/15/31)	445	355,412
2.55%, 03/15/31 (Call 12/15/30)	315	258,640
3.30%, 09/15/29 (Call 06/15/29)	865	772,630
3.63%, 03/15/51 (Call 09/15/50)	330	218,624
Smith & Nephew PLC
2.03%, 10/14/30 (Call 07/14/30)	1,050	845,228
5.15%, 03/20/27 (Call 02/20/27)	60	59,328
5.40%, 03/20/34 (Call 12/20/33)	135	130,202
Solventum Corp.
5.40%, 03/01/29 (Call 02/01/29)(b)	475	466,022
5.45%, 02/25/27 (Call 01/25/27)(b)	150	148,791
5.45%, 03/13/31 (Call 01/13/31)(b)	375	363,436
5.60%, 03/23/34 (Call 12/23/33)(b)	1,525	1,471,913
5.90%, 04/30/54 (Call 10/30/53)(b)	525	490,020
6.00%, 05/15/64 (Call 11/15/63)(b)	500	462,601
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	382	317,764
3.75%, 03/15/51 (Call 09/15/50)	740	524,260
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	515	489,719
1.95%, 06/15/30 (Call 03/15/30)	1,427	1,176,790
2.90%, 06/15/50 (Call 12/15/49)	171	109,624
3.38%, 11/01/25 (Call 08/01/25)	1,556	1,506,595
3.50%, 03/15/26 (Call 12/15/25)	1,107	1,067,539
3.65%, 03/07/28 (Call 12/07/27)	781	736,076
4.10%, 04/01/43 (Call 10/01/42)	624	506,553
Security	Par (000)	Value
Health Care - Products (continued)
4.38%, 05/15/44 (Call 11/15/43)	$432	$364,240
4.63%, 03/15/46 (Call 09/15/45)	850	733,513
4.85%, 12/08/28 (Call 11/08/28)	585	573,137
Teleflex Inc.
4.25%, 06/01/28 (Call 05/31/24)(b)	465	430,463
4.63%, 11/15/27 (Call 05/16/24)	435	413,240
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(c)	1,285	1,112,812
2.00%, 10/15/31 (Call 07/15/31)	970	774,252
2.60%, 10/01/29 (Call 07/01/29)	1,008	883,839
2.80%, 10/15/41 (Call 04/15/41)	1,242	859,067
4.10%, 08/15/47 (Call 02/15/47)	1,035	827,953
4.80%, 11/21/27 (Call 10/21/27)	350	345,724
4.95%, 08/10/26 (Call 07/10/26)	530	526,344
4.95%, 11/21/32 (Call 08/21/32)	830	806,224
4.98%, 08/10/30 (Call 06/10/30)	585	574,464
5.00%, 12/05/26 (Call 11/05/26)	435	433,242
5.00%, 01/31/29 (Call 12/31/28)	970	961,185
5.09%, 08/10/33 (Call 05/10/33)	415	405,211
5.20%, 01/31/34 (Call 10/31/33)	430	424,021
5.30%, 02/01/44 (Call 08/01/43)	1,095	1,046,018
5.40%, 08/10/43 (Call 02/10/43)	435	424,100
Varex Imaging Corp., 7.88%, 10/15/27 (Call 05/31/24)(b)(c)	249	252,948
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	715	583,450
3.05%, 01/15/26 (Call 12/15/25)	1,029	985,704
4.45%, 08/15/45 (Call 02/15/45)	400	337,986
5.35%, 12/01/28 (Call 11/01/28)	570	567,029
5.75%, 11/30/39	280	270,865
		84,573,106
Health Care - Services — 1.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 05/31/24)(b)	460	431,094
5.50%, 07/01/28 (Call 05/31/24)(b)	420	404,586
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	111	69,492
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	244	215,249
3.63%, 03/01/49 (Call 09/01/48)(c)	459	320,895
5.43%, 03/01/32 (Call 12/01/31)	325	320,703
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	398	280,499
3.83%, 08/15/28 (Call 05/15/28)	462	436,349
4.27%, 08/15/48 (Call 02/15/48)	595	490,872
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	120	101,067
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	277	179,645
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	769	550,978
4.13%, 11/15/42 (Call 05/15/42)	415	320,679
4.50%, 05/15/42 (Call 11/15/41)	410	337,266
4.75%, 03/15/44 (Call 09/15/43)	363	300,625
6.63%, 06/15/36	615	646,432
6.75%, 12/15/37	245	260,786
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	300	274,632
AHS Hospital Corp.
5.02%, 07/01/45	345	319,632
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	343	209,766
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Akumin Inc.
8.00%, 08/01/28 (Call 08/01/24)(b)	$261	$204,201
9.00%, 08/01/27 (Call 05/13/24), (8.00% Cash and 2.00% PIK)(b)(c)(h)	305	254,706
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	270	169,588
Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	506	381,975
Ascension Health
3.95%, 11/15/46	925	740,318
4.85%, 11/15/53	650	598,957
Series B, 2.53%, 11/15/29 (Call 08/15/29)	547	477,792
Series B, 3.11%, 11/15/39 (Call 05/15/39)	184	137,436
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	505	410,382
2.34%, 01/01/30 (Call 10/01/29)	385	327,987
2.91%, 01/01/42 (Call 07/01/41)	134	93,616
2.91%, 01/01/51 (Call 07/01/50)	473	300,359
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	305	205,031
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)(c)	5	2,828
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	190	132,243
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	619	476,589
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	550	436,167
4.19%, 11/15/45 (Call 05/15/45)	226	189,060
Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	180	144,943
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	763	484,879
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51 (Call 01/01/51)	404	248,420
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	428	387,944
Series 2018, 4.30%, 07/01/28 (Call 01/01/28)	206	196,664
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	365	291,202
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	350	231,052
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 05/31/24)(b)	505	482,376
3.50%, 04/01/30 (Call 04/01/25)(b)	585	556,752
5.00%, 07/15/27 (Call 05/31/24)(b)	405	396,336
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	445	291,292
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31 (Call 02/15/31)	90	73,525
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	1,820	1,588,812
2.50%, 03/01/31 (Call 12/01/30)	2,553	2,052,392
2.63%, 08/01/31 (Call 05/01/31)	1,480	1,186,263
3.00%, 10/15/30 (Call 07/15/30)	2,805	2,349,101
3.38%, 02/15/30 (Call 02/15/25)	2,167	1,884,881
4.25%, 12/15/27 (Call 05/16/24)	2,809	2,648,203
4.63%, 12/15/29 (Call 12/15/24)	3,518	3,276,101
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 05/31/24)(b)	465	418,524
4.00%, 03/15/31 (Call 03/15/26)(b)	410	358,050
4.25%, 05/01/28 (Call 05/16/24)(b)	475	442,941
Children's Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	409	240,883
Security	Par (000)	Value
Health Care - Services (continued)
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	$115	$94,157
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	180	109,841
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	250	208,672
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	200	123,398
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	273	170,395
CHRISTUS Health, Series C, 4.34%, 07/01/28 (Call 04/01/28)	536	513,972
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	955	746,337
5.25%, 05/15/30 (Call 05/15/25)(b)	1,375	1,126,191
5.63%, 03/15/27 (Call 05/16/24)(b)	1,765	1,616,714
6.00%, 01/15/29 (Call 05/16/24)(b)	810	707,160
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	1,120	792,150
6.88%, 04/01/28 (Call 05/16/24)(b)(c)	715	492,519
6.88%, 04/15/29 (Call 05/31/24)(b)(c)	1,300	963,281
8.00%, 03/15/26 (Call 05/31/24)(b)	1,164	1,158,860
8.00%, 12/15/27 (Call 05/16/24)(b)(c)	579	565,997
10.88%, 01/15/32 (Call 02/15/27)(b)	905	927,618
City of Hope
Series 2013, 5.62%, 11/15/43	275	262,618
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	308	244,420
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	320	275,199
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	693	651,481
2.78%, 10/01/30 (Call 04/01/30)	373	316,137
3.35%, 10/01/29 (Call 04/01/29)	517	465,936
3.82%, 10/01/49 (Call 04/01/49)	650	479,427
3.91%, 10/01/50 (Call 04/01/50)	565	414,866
4.19%, 10/01/49 (Call 04/01/49)	662	516,945
4.35%, 11/01/42	938	782,828
5.21%, 12/01/31 (Call 06/01/31)	520	504,139
5.32%, 12/01/34 (Call 06/01/34)	405	390,567
5.55%, 12/01/54 (Call 06/01/54)	130	124,180
6.07%, 11/01/27 (Call 08/01/27)	50	50,995
6.46%, 11/01/52 (Call 05/01/52)	20	21,650
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	545	347,104
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	750	539,094
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	409	282,825
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	360	272,089
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	1,340	1,103,444
4.63%, 06/01/30 (Call 06/01/25)(b)	2,501	2,193,379
Dignity Health
4.50%, 11/01/42	420	344,142
5.27%, 11/01/64	183	161,508
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	508	398,443
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	1,320	1,226,560
2.25%, 05/15/30 (Call 02/15/30)	939	783,550
2.55%, 03/15/31 (Call 12/15/30)	975	810,282
2.88%, 09/15/29 (Call 06/15/29)	1,178	1,038,655

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.13%, 05/15/50 (Call 11/15/49)	$816	$531,410
3.60%, 03/15/51 (Call 09/15/50)	945	663,237
3.65%, 12/01/27 (Call 09/01/27)	1,864	1,758,399
3.70%, 09/15/49 (Call 03/15/49)	697	500,829
4.10%, 03/01/28 (Call 12/01/27)	1,530	1,465,185
4.10%, 05/15/32 (Call 02/15/32)	820	743,470
4.38%, 12/01/47 (Call 06/01/47)	1,546	1,249,021
4.55%, 03/01/48 (Call 09/01/47)	677	561,487
4.55%, 05/15/52 (Call 11/15/51)	575	472,536
4.63%, 05/15/42	955	827,378
4.65%, 01/15/43	805	693,594
4.65%, 08/15/44 (Call 02/15/44)	615	523,259
4.75%, 02/15/33 (Call 11/15/32)	840	793,037
4.90%, 02/08/26 (Call 05/13/24)	4	3,953
5.10%, 01/15/44	855	774,764
5.13%, 02/15/53 (Call 08/15/52)	1,165	1,050,254
5.35%, 10/15/25 (Call 09/15/25)	654	651,751
5.50%, 10/15/32 (Call 07/15/32)	550	547,663
5.85%, 01/15/36	20	20,159
5.95%, 12/15/34	188	191,706
6.10%, 10/15/52 (Call 04/15/52)	505	517,954
6.38%, 06/15/37	185	193,116
Encompass Health Corp.
4.50%, 02/01/28 (Call 05/31/24)	719	674,244
4.63%, 04/01/31 (Call 04/01/26)	380	341,036
4.75%, 02/01/30 (Call 02/01/25)	715	655,903
5.75%, 09/15/25 (Call 05/31/24)	340	337,620
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(b)	520	526,595
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	188	138,946
Fred Hutchinson Cancer Center, 4.97%, 01/01/52 (Call 07/01/51)	164	146,877
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26 (Call 11/01/26)(b)	938	843,022
2.38%, 02/16/31 (Call 11/16/30)(b)	1,205	934,219
3.00%, 12/01/31 (Call 09/01/31)(b)	555	436,088
3.75%, 06/15/29 (Call 03/15/29)(b)	823	724,503
Global Medical Response Inc., 6.50%, 10/01/25 (Call 05/31/24)(b)	455	431,171
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	543	446,656
4.50%, 07/01/57 (Call 01/01/57)	220	183,017
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	305	205,179
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	357	228,505
Hartford HealthCare Corp., 3.45%, 07/01/54	460	330,223
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	1,315	1,053,141
3.13%, 03/15/27 (Call 02/15/27)	580	542,258
3.38%, 03/15/29 (Call 01/15/29)	200	180,120
3.50%, 09/01/30 (Call 03/01/30)	2,319	2,044,328
3.50%, 07/15/51 (Call 01/15/51)	875	568,478
3.63%, 03/15/32 (Call 12/15/31)	1,725	1,482,567
4.13%, 06/15/29 (Call 03/15/29)	1,759	1,633,680
4.38%, 03/15/42 (Call 09/15/41)	580	462,673
4.50%, 02/15/27 (Call 08/15/26)	1,583	1,534,235
4.63%, 03/15/52 (Call 09/15/51)	1,520	1,190,945
5.13%, 06/15/39 (Call 12/15/38)	877	787,459
5.20%, 06/01/28 (Call 05/01/28)	690	678,045
5.25%, 06/15/26 (Call 12/15/25)	1,626	1,608,891
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 06/15/49 (Call 12/15/48)	$1,712	$1,480,184
5.38%, 09/01/26 (Call 03/01/26)	1,560	1,548,397
5.45%, 04/01/31 (Call 02/01/31)	755	739,911
5.50%, 06/01/33 (Call 03/01/33)	1,025	996,113
5.50%, 06/15/47 (Call 12/15/46)	1,397	1,253,455
5.60%, 04/01/34 (Call 01/01/34)	1,260	1,229,423
5.63%, 09/01/28 (Call 03/01/28)	1,410	1,404,619
5.88%, 02/15/26 (Call 08/15/25)	1,529	1,529,642
5.88%, 02/01/29 (Call 08/01/28)	1,060	1,065,845
5.90%, 06/01/53 (Call 12/01/52)	950	896,672
6.00%, 04/01/54 (Call 10/01/53)	680	648,631
6.10%, 04/01/64 (Call 10/01/63)	760	719,563
Health Care Service Corp. A Mutual Legal Reserve Co.
1.50%, 06/01/25 (Call 05/01/25)(b)	205	195,382
2.20%, 06/01/30 (Call 03/01/30)(b)	986	814,676
3.20%, 06/01/50 (Call 12/01/49)(b)	510	320,927
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	545	497,300
Heartland Dental LLC/Heartland Dental Finance Corp.
8.50%, 05/01/26 (Call 05/31/24)(b)(c)	307	305,703
10.50%, 04/30/28 (Call 05/15/25)(b)	575	608,384
Highmark Inc.
1.45%, 05/10/26 (Call 04/10/26)(b)	1,220	1,110,077
2.55%, 05/10/31 (Call 02/10/31)(b)	758	596,783
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)(c)	543	411,576
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	1,432	1,278,255
2.15%, 02/03/32 (Call 11/03/31)	460	357,569
3.13%, 08/15/29 (Call 05/15/29)	678	603,259
3.70%, 03/23/29 (Call 02/23/29)	1,240	1,141,860
3.95%, 03/15/27 (Call 12/15/26)	1,006	964,598
3.95%, 08/15/49 (Call 02/15/49)	460	337,792
4.63%, 12/01/42 (Call 06/01/42)	480	397,959
4.80%, 03/15/47 (Call 09/15/46)	507	420,531
4.88%, 04/01/30 (Call 01/01/30)	1,070	1,030,170
4.95%, 10/01/44 (Call 04/01/44)	702	601,288
5.38%, 04/15/31 (Call 02/15/31)	325	317,029
5.50%, 03/15/53 (Call 09/15/52)	775	705,792
5.70%, 03/13/26 (Call 05/13/24)	160	159,760
5.75%, 03/01/28 (Call 02/01/28)	640	643,515
5.75%, 12/01/28 (Call 11/01/28)	428	429,896
5.75%, 04/15/54 (Call 10/15/53)	250	235,065
5.88%, 03/01/33 (Call 12/01/32)	370	369,768
5.95%, 03/15/34 (Call 12/15/33)	525	525,660
ICON Investments Six DAC
5.81%, 05/08/27 (Call 04/08/27)	400	400,196
5.85%, 05/08/29 (Call 04/08/29)	400	400,516
6.00%, 05/08/34 (Call 02/08/34)	200	199,792
IHC Health Services Inc., 4.13%, 05/15/48 (Call 11/15/47)	265	216,770
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	515	409,397
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	300	190,920
Inova Health System Foundation, 4.07%, 05/15/52 (Call 11/15/51)(c)	370	295,105
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	515	370,574
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	$360	$261,961
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/24)(b)	920	899,978
5.00%, 05/15/27 (Call 05/31/24)(b)	965	931,598
5.70%, 05/15/28 (Call 04/15/28)	585	584,458
6.25%, 02/01/29 (Call 01/01/29)	155	157,536
6.50%, 05/15/30 (Call 05/15/26)(b)	495	498,015
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	201	158,605
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	160	150,955
4.15%, 05/01/47 (Call 11/01/46)	1,495	1,204,792
4.88%, 04/01/42	581	530,631
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	862	598,048
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	887	622,348
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	1,109	718,424
Kedrion SpA, 6.50%, 09/01/29 (Call 09/01/25)(b)	733	658,558
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	570	524,414
2.70%, 06/01/31 (Call 03/01/31)	420	350,003
2.95%, 12/01/29 (Call 09/01/29)	866	759,668
3.60%, 09/01/27 (Call 06/01/27)	633	598,048
4.70%, 02/01/45 (Call 08/01/44)	913	776,241
Legacy LifePoint Health LLC, 4.38%, 02/15/27 (Call 05/31/24)(b)	510	478,203
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 05/31/24)(b)	448	358,165
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(b)	725	755,396
11.00%, 10/15/30 (Call 10/15/26)(b)	960	1,022,654
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(c)	115	89,845
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	446	338,046
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	710	484,980
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	548	352,803
Mayo Clinic
3.77%, 11/15/43	330	264,384
Series 2013, 4.00%, 11/15/47	210	168,470
Series 2016, 4.13%, 11/15/52(c)	345	280,338
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	559	361,173
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	340	280,767
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	485	351,561
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	529	377,084
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	372	298,663
5.00%, 07/01/42	445	416,397
Series 2015, 4.20%, 07/01/55	451	363,413
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	265	173,934
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	458	279,485
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)(c)	455	316,979
ModivCare Inc., 5.88%, 11/15/25 (Call 05/31/24)(b)	450	439,113
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	605	525,577
3.88%, 05/15/32 (Call 02/15/32)(b)	692	579,017
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 06/15/28 (Call 05/31/24)(b)	$735	$681,848
Montefiore Obligated Group
4.29%, 09/01/50	312	185,194
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	407	296,425
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	185	137,395
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	338	261,671
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	560	402,489
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	388	252,502
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	430	246,259
MyMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	631	435,128
Nationwide Children's Hospital Inc., 4.56%, 11/01/52 (Call 05/01/52)	193	170,457
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	30	19,598
2.61%, 08/01/60 (Call 02/01/60)(c)	188	101,888
4.02%, 08/01/45	515	418,524
4.06%, 08/01/56	310	239,151
Series 2019, 3.95%, 08/01/2119 (Call 02/01/19)	537	368,694
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	520	371,166
3.98%, 11/01/46 (Call 11/01/45)	402	308,545
4.26%, 11/01/47 (Call 11/01/46)	740	580,052
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(c)	25	15,598
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	105	77,130
3.17%, 11/01/51 (Call 05/01/51)	882	570,154
3.32%, 11/01/61 (Call 05/01/61)	254	158,903
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	330	199,442
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	705	598,482
4.78%, 07/01/44	480	429,551
5.75%, 07/01/43	5	5,039
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	130	86,877
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	319	223,395
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)	505	346,905
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	380	264,164
4.09%, 10/01/48 (Call 04/01/48)	355	281,853
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	537	452,193
Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	563	524,005
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	283	179,541
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	315	276,691
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	175	138,055
2.86%, 01/01/52 (Call 07/01/51)	231	142,202
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	188	126,979
Presbyterian Healthcare Services, 4.88%, 08/01/52 (Call 02/01/52)	408	363,576

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 05/31/24)(b)	$780	$777,673
Providence St Joseph Health Obligated Group
5.40%, 10/01/33 (Call 04/01/33)	790	775,759
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	106	91,552
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	35	19,995
Series A, 3.93%, 10/01/48 (Call 04/01/48)	1,025	779,820
Series H, 2.75%, 10/01/26 (Call 07/01/26)	75	69,811
Series I, 3.74%, 10/01/47	770	566,043
Queen's Health Systems (The), 4.81%, 07/01/52 (Call 01/01/52)	176	156,562
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	560	467,716
2.95%, 06/30/30 (Call 03/30/30)	646	559,402
3.45%, 06/01/26 (Call 03/01/26)	976	936,473
4.20%, 06/30/29 (Call 03/30/29)	660	627,693
4.70%, 03/30/45 (Call 09/30/44)	345	296,380
6.40%, 11/30/33 (Call 08/30/33)	530	554,755
Quorum Health Corp., 11.63%, 04/15/23(k)	50	—
Radiology Partners Inc., 9.78%, 02/15/30 (Call 05/31/24), (9.87% PIK)(b)(c)(h)	588	461,101
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	225	151,437
Rede D'or Finance Sarl
4.50%, 01/22/30 (Call 10/22/29)(d)	500	441,523
4.95%, 01/17/28 (Call 10/17/27)(d)	600	564,026
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(b)(c)	1,190	1,184,428
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)(c)	1,170	1,082,125
1.93%, 12/13/28 (Call 10/13/28)(b)	715	619,618
2.08%, 12/13/31 (Call 09/13/31)(b)	1,175	938,808
2.31%, 03/10/27 (Call 02/10/27)(b)	1,250	1,155,194
2.38%, 01/28/27 (Call 10/28/26)(b)	1,435	1,331,163
2.61%, 12/13/51 (Call 06/13/51)(b)	1,460	863,807
2.63%, 05/15/26 (Call 02/15/26)(b)	705	668,740
3.00%, 11/10/25 (Call 08/10/25)(b)	814	787,306
3.63%, 09/17/28 (Call 06/17/28)(b)	1,174	1,103,929
4.00%, 11/28/44 (Call 05/28/44)(b)	150	122,123
4.79%, 03/08/29 (Call 02/08/29)(b)	400	394,248
4.91%, 03/08/31 (Call 01/08/31)(b)	400	390,755
4.99%, 03/08/34 (Call 12/08/33)(b)	400	388,340
5.22%, 03/08/54 (Call 09/08/53)(b)	400	381,346
5.27%, 11/13/26 (Call 10/13/26)(b)	1,449	1,449,250
5.34%, 11/13/28 (Call 10/13/28)(b)	1,380	1,386,531
5.49%, 11/13/30 (Call 09/13/30)(b)	1,405	1,419,945
5.59%, 11/13/33 (Call 08/13/33)(b)	1,366	1,388,030
7.00%, 03/01/39(b)	660	755,163
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	450	417,810
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	223	161,661
3.95%, 07/01/46 (Call 07/01/45)	428	337,505
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	450	275,682
Select Medical Corp., 6.25%, 08/15/26 (Call 05/31/24)(b)	1,070	1,070,170
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	100	63,438
Security	Par (000)	Value
Health Care - Services (continued)
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)	$375	$223,123
SSM Health Care Corp.
4.89%, 06/01/28 (Call 03/01/28)	310	303,969
Series A, 3.82%, 06/01/27 (Call 03/01/27)	310	295,078
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	380	247,290
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	640	490,746
Series 2020, 3.31%, 08/15/30 (Call 05/15/30)	28	25,044
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(b)	875	916,419
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)(c)	381	265,916
Surgery Center Holdings Inc., 7.25%, 04/15/32 (Call 04/15/27)(b)	715	713,947
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	65	64,119
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	233	218,678
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	489	389,851
Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	467	441,426
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	234	195,608
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	330	242,782
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	864	593,842
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)	1,305	1,195,036
4.38%, 01/15/30 (Call 12/01/24)	1,245	1,131,506
4.63%, 06/15/28 (Call 05/16/24)	545	513,098
5.13%, 11/01/27 (Call 05/16/24)	1,400	1,354,782
6.13%, 10/01/28 (Call 05/31/24)	2,370	2,342,482
6.13%, 06/15/30 (Call 06/15/25)	1,785	1,758,580
6.25%, 02/01/27 (Call 05/16/24)	1,340	1,335,923
6.75%, 05/15/31 (Call 05/15/26)(b)	1,274	1,277,802
6.88%, 11/15/31	282	291,495
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	454	257,130
4.33%, 11/15/55	225	186,123
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	250	170,063
5.75%, 11/15/38 (Call 11/15/28)	669	664,569
6.02%, 11/15/48	373	301,942
Series B, 5.33%, 11/15/28	297	278,891
Trinity Health Corp.
4.13%, 12/01/45	493	405,048
Series 2019, 3.43%, 12/01/48	362	267,565
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	272	186,179
U.S. Acute Care Solutions LLC
6.38%, 03/01/26 (Call 05/31/24)(b)	575	581,021
9.75%, 05/15/29 (Call 05/15/26)(b)	720	707,148
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52 (Call 01/01/52)	90	82,837
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	350	335,049
1.15%, 05/15/26 (Call 04/15/26)	1,090	1,003,016
1.25%, 01/15/26	788	735,875
2.00%, 05/15/30	1,510	1,254,012
2.30%, 05/15/31 (Call 02/15/31)	1,149	944,870
2.75%, 05/15/40 (Call 11/15/39)	604	422,461
2.88%, 08/15/29	769	686,205
2.90%, 05/15/50 (Call 11/15/49)	923	583,920
2.95%, 10/15/27	695	644,873
3.05%, 05/15/41 (Call 11/15/40)	1,075	774,298
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.10%, 03/15/26	$1,610	$1,547,960
3.13%, 05/15/60 (Call 11/15/59)	967	592,829
3.25%, 05/15/51 (Call 11/15/50)	1,866	1,254,357
3.38%, 04/15/27	1,062	1,011,369
3.45%, 01/15/27	1,130	1,081,482
3.50%, 08/15/39 (Call 02/15/39)	1,265	992,417
3.70%, 12/15/25	761	740,979
3.70%, 08/15/49 (Call 02/15/49)	975	716,319
3.75%, 07/15/25	1,866	1,829,915
3.75%, 10/15/47 (Call 04/15/47)	1,038	776,266
3.85%, 06/15/28	1,285	1,219,157
3.88%, 12/15/28	1,020	963,839
3.88%, 08/15/59 (Call 02/15/59)	947	685,005
3.95%, 10/15/42 (Call 04/15/42)	411	331,861
4.00%, 05/15/29 (Call 03/15/29)	985	933,514
4.20%, 05/15/32 (Call 02/15/32)	1,505	1,388,251
4.20%, 01/15/47 (Call 07/15/46)	1,377	1,109,750
4.25%, 01/15/29 (Call 12/15/28)	1,100	1,055,583
4.25%, 03/15/43 (Call 09/15/42)	911	769,370
4.25%, 04/15/47 (Call 10/15/46)	929	757,983
4.25%, 06/15/48 (Call 12/15/47)	1,019	827,235
4.38%, 03/15/42 (Call 09/15/41)	730	627,065
4.45%, 12/15/48 (Call 06/15/48)	787	660,556
4.50%, 04/15/33 (Call 01/15/33)	1,690	1,582,802
4.60%, 04/15/27 (Call 03/15/27)	485	476,799
4.63%, 07/15/35	1,015	951,422
4.63%, 11/15/41 (Call 05/15/41)	558	494,643
4.70%, 04/15/29 (Call 03/15/29)	520	508,890
4.75%, 07/15/45	1,454	1,291,301
4.75%, 05/15/52 (Call 11/15/51)	1,500	1,303,090
4.90%, 04/15/31 (Call 02/15/31)	1,025	997,426
4.95%, 05/15/62 (Call 11/15/61)	805	703,453
5.00%, 04/15/34 (Call 01/15/34)	830	803,263
5.05%, 04/15/53 (Call 10/15/52)	1,545	1,403,439
5.15%, 10/15/25	1,168	1,164,773
5.20%, 04/15/63 (Call 10/15/62)	1,805	1,645,272
5.25%, 02/15/28 (Call 01/15/28)	955	957,842
5.30%, 02/15/30 (Call 12/15/29)	1,325	1,326,632
5.35%, 02/15/33 (Call 11/15/32)	1,740	1,734,005
5.38%, 04/15/54 (Call 10/15/53)	1,450	1,378,259
5.50%, 04/15/64 (Call 10/15/63)	955	906,194
5.70%, 10/15/40 (Call 04/15/40)	210	210,584
5.80%, 03/15/36	853	876,064
5.88%, 02/15/53 (Call 08/15/52)	1,555	1,585,050
5.95%, 02/15/41 (Call 08/15/40)	425	436,141
6.05%, 02/15/63 (Call 08/15/62)	1,150	1,186,227
6.50%, 06/15/37	490	528,755
6.63%, 11/15/37	816	891,391
6.88%, 02/15/38	1,052	1,179,983
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	890	808,108
2.65%, 10/15/30 (Call 07/15/30)	963	799,360
2.65%, 01/15/32 (Call 10/15/31)	430	341,819
UPMC, 5.04%, 05/15/33 (Call 02/15/33)	135	130,239
WakeMed, Series A, 3.29%, 10/01/52 (Call 04/01/52)	114	75,715
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	75	47,994
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	344	295,836
Security	Par (000)	Value
Health Care - Services (continued)
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(c)	$477	$296,217
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	264	150,281
		264,380,081
Holding Companies - Diversified — 0.4%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(d)	400	398,480
Amipeace Ltd.
1.50%, 10/22/25(d)	800	752,763
1.75%, 11/09/26(d)	600	548,834
2.25%, 10/22/30(d)	1,200	997,302
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(b)	635	564,903
3.95%, 07/15/26 (Call 06/15/26)(b)	825	772,908
6.50%, 02/08/29 (Call 01/08/29)(b)	230	223,995
7.95%, 08/11/28 (Call 07/11/28)(b)	260	267,336
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (Call 03/13/29)(b)	330	327,111
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	1,157	1,062,288
2.88%, 06/15/27 (Call 05/15/27)	555	506,590
2.88%, 06/15/28 (Call 04/15/28)	1,078	947,581
3.20%, 11/15/31 (Call 08/15/31)	670	547,444
3.25%, 07/15/25 (Call 06/15/25)	1,132	1,092,088
3.88%, 01/15/26 (Call 12/15/25)	817	786,725
5.88%, 03/01/29 (Call 02/01/29)	835	818,551
7.00%, 01/15/27	455	463,160
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	285	260,616
2.95%, 03/10/26 (Call 02/10/26)	487	456,487
Barings BDC Inc.
3.30%, 11/23/26 (Call 10/13/26)	110	100,304
7.00%, 02/15/29 (Call 01/15/29)	20	19,786
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	400	391,950
Benteler International AG, Class A, 10.50%, 05/15/28 (Call 05/15/25)(b)	415	441,832
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	1,190	1,080,329
3.25%, 03/15/27 (Call 02/15/27)	990	908,806
4.00%, 01/15/29 (Call 11/15/28)(c)	600	544,488
6.25%, 01/25/31 (Call 11/25/30)(b)(c)	500	492,295
7.05%, 09/29/25	840	847,374
7.30%, 11/27/28 (Call 10/27/28)(b)	200	205,428
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	795	711,793
2.75%, 09/16/26 (Call 08/19/26)	465	427,228
2.85%, 09/30/28 (Call 07/30/28)	480	417,298
3.63%, 01/15/26 (Call 12/15/25)	733	699,659
Blue Owl Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	486	441,903
2.88%, 06/11/28 (Call 04/11/28)	605	529,002
3.40%, 07/15/26 (Call 06/15/26)	1,047	981,864
3.75%, 07/22/25 (Call 06/22/25)	550	533,869
4.25%, 01/15/26 (Call 12/15/25)	645	623,024
5.95%, 03/15/29 (Call 02/15/29)	135	132,581
Blue Owl Capital Corp. II, 8.45%, 11/15/26 (Call 10/15/26)(b)	25	25,506
Blue Owl Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)	370	334,238

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Credit Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	$90	$82,400
4.70%, 02/08/27 (Call 01/08/27)	96	90,611
6.65%, 03/15/31 (Call 01/15/31)(b)	415	399,392
7.75%, 09/16/27 (Call 08/16/27)	475	485,192
7.75%, 01/15/29 (Call 12/15/28)(b)	275	279,764
7.95%, 06/13/28 (Call 05/13/28)(b)	310	317,507
Blue Owl Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	585	521,271
3.75%, 06/17/26 (Call 05/17/26)(b)	5	4,627
4.75%, 12/15/25 (Call 11/15/25)(b)	1,119	1,071,673
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (Call 03/04/29)(b)	540	520,420
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	182,281
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	184,186
CITIC Ltd.
2.85%, 02/25/30(d)	800	695,514
2.88%, 02/17/27 (Call 01/17/27)(d)	1,200	1,119,518
3.50%, 02/17/32 (Call 11/17/31)(d)	200	175,460
3.70%, 06/14/26(d)	400	384,727
3.88%, 02/28/27(d)	600	575,831
4.00%, 01/11/28(d)	400	381,401
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(b)	200	187,344
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(b)	603	560,805
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(b)(c)	590	558,080
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29 (Call 06/06/29)(b)	1,420	1,240,215
3.38%, 09/06/49 (Call 03/06/49)(b)	375	260,411
CK Hutchison International 19 Ltd., 3.63%, 04/11/29 (Call 01/11/29)(b)(c)	1,017	935,532
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	295	272,886
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)(c)	270	238,948
5.25%, 04/15/29 (Call 05/31/24)(b)	890	831,892
Dua Capital Ltd.
1.66%, 05/11/26 (Call 02/11/26)(d)	200	184,469
2.78%, 05/11/31 (Call 11/11/30)(d)	600	500,708
Fairfax India Holdings Corp., 5.00%, 02/26/28 (Call 12/26/27)(d)	500	450,912
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	1,050	942,529
3.13%, 10/12/28 (Call 08/12/28)	675	580,483
3.25%, 07/15/27 (Call 06/15/27)	380	342,073
3.40%, 01/15/26 (Call 12/15/25)	970	917,385
7.88%, 01/15/29 (Call 12/15/28)	70	72,074
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(d)	400	364,198
Gaci First Investment Co.
4.75%, 02/14/30 (Call 01/14/30)(d)	1,400	1,336,705
4.88%, 02/14/35 (Call 11/14/34)(d)	1,800	1,656,498
5.00%, 10/13/27 (Call 09/13/27)(d)	1,000	982,633
5.00%, 01/29/29 (Call 12/29/28)(d)	1,600	1,554,124
5.13%, 02/14/53 (Call 08/14/52)(d)	1,400	1,150,805
5.25%, 10/13/32 (Call 07/13/32)(d)	1,800	1,758,032
5.25%, 01/29/34 (Call 10/29/33)(d)	1,400	1,334,407
5.38%, 01/29/54 (Call 07/29/53)(d)	1,400	1,181,559
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.38%, 10/13/2122 (Call 04/13/22)(d)	$400	$326,302
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	1,062	1,010,718
6.38%, 03/11/27	10	10,040
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	825	730,391
2.50%, 08/24/26 (Call 07/24/26)	405	370,764
6.00%, 07/15/29 (Call 06/15/29)	325	313,741
7.05%, 12/05/28 (Call 11/05/28)	390	393,976
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	600	582,975
Guohui International Bvi Co. Ltd.
3.15%, 08/27/25(d)	400	384,043
4.70%, 06/15/25(d)	200	196,345
Guojing Capital BVI Ltd., 6.30%, 12/02/25(d)	400	401,615
Hangzhou Fuyang Chengtou Group HK Ltd., 3.20%, 06/25/26(d)	200	185,549
HPS Corporate Lending Fund, 6.75%, 01/30/29 (Call 12/30/28)(b)	155	152,824
Hualu International Finance BVI Ltd., 2.20%, 10/27/26(d)	200	182,412
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(d)	1,230	1,120,333
4.75%, 04/27/27(d)	600	563,361
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(d)	700	623,685
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	600	571,269
4.88%, 11/22/26(d)	400	379,466
5.00%, 11/19/25(d)	800	776,847
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/27(b)	115	121,576
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	400	451,947
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	681	572,345
5.25%, 05/15/27 (Call 11/15/26)	1,290	1,184,749
6.25%, 05/15/26 (Call 05/31/24)	1,130	1,099,485
6.38%, 12/15/25 (Call 05/31/24)	676	664,366
9.75%, 01/15/29 (Call 10/15/28)(b)	640	664,021
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	600	568,884
JAB Holdings BV
3.75%, 05/28/51 (Call 11/28/50)(b)	460	285,484
4.50%, 04/08/52 (Call 10/08/51)(b)	440	311,104
KFH Sukuk Co., 5.01%, 01/17/29(d)	1,000	978,648
Khazanah Capital Ltd., 4.88%, 06/01/33(d)	600	572,693
Khazanah Global Sukuk Bhd, 4.69%, 06/01/28(d)	800	776,527
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	790	739,457
6.95%, 03/01/29 (Call 02/01/29)	145	146,172
MDGH GMTN RSC Ltd.
2.50%, 05/21/26 (Call 04/21/26)(d)	1,200	1,127,508
2.50%, 06/03/31 (Call 03/03/31)(d)	600	498,716
2.88%, 11/07/29 (Call 08/07/29)(d)	650	572,220
2.88%, 05/21/30 (Call 02/21/30)(d)	1,000	868,178
3.00%, 03/28/27 (Call 02/28/27)(d)	200	186,137
3.38%, 03/28/32 (Call 12/28/31)(d)	800	697,347
3.40%, 06/07/51 (Call 12/07/50)(d)	1,000	666,543
3.70%, 11/07/49 (Call 05/07/49)(d)	1,600	1,142,560
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
3.75%, 04/19/29(d)	$600	$554,255
3.95%, 05/21/50 (Call 11/21/49)(d)	1,800	1,332,832
4.38%, 11/22/33 (Call 08/22/33)(d)	1,200	1,102,949
4.50%, 11/07/28(d)	800	772,873
5.08%, 05/22/53 (Call 11/22/52)(d)	400	356,737
5.50%, 04/28/33 (Call 01/28/33)(d)	600	599,791
5.88%, 05/01/34 (Call 02/01/34)(d)	1,000	1,026,447
6.88%, 11/01/41(b)	200	224,021
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27 (Call 01/11/27)	10	9,618
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(d)	400	376,130
New Mountain Finance Corp., 6.88%, 02/01/29 (Call 01/01/29)	5	4,870
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	740	664,202
7.10%, 02/15/29 (Call 01/15/29)	510	512,299
Otel Sukuk Ltd., 5.38%, 01/24/31 (Call 10/24/30)(d)	600	585,315
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	495	451,780
3.44%, 10/15/28 (Call 08/15/28)	570	482,655
3.71%, 01/22/26 (Call 12/22/25)	645	610,764
PTT Treasury Center Co. Ltd.
3.70%, 07/16/70 (Call 01/16/70)(c)(d)	600	393,654
4.50%, 10/25/42(d)	200	167,940
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	200	187,949
1.88%, 11/22/26 (Call 10/22/26)(d)	600	548,362
3.63%, 05/04/27(d)	800	763,569
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	197,077
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	200	183,134
Sixth Street Lending Partners, 6.50%, 03/11/29 (Call 02/11/29)(b)	415	407,322
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)	280	257,745
6.95%, 08/14/28 (Call 07/14/28)	10	10,132
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(b)	635	636,894
7.63%, 02/15/31 (Call 02/15/27)(b)	350	354,141
Suci Second Investment Co.
5.17%, 03/05/31(d)	1,000	974,497
6.00%, 10/25/28(d)	2,000	2,031,428
6.25%, 10/25/33(d)	1,000	1,054,918
Temasek Financial I Ltd.
1.00%, 10/06/30 (Call 07/06/30)(b)	500	389,929
1.63%, 08/02/31 (Call 05/02/31)(b)	1,000	797,955
2.25%, 04/06/51 (Call 10/06/50)(b)	600	367,893
2.38%, 08/02/41 (Call 02/02/41)(b)(c)	500	352,019
2.50%, 10/06/70 (Call 04/06/70)(b)(c)	1,000	579,215
2.75%, 08/02/61 (Call 02/02/61)(b)	850	540,543
3.38%, 07/23/42(b)(c)	500	411,416
3.63%, 08/01/28 (Call 05/01/28)(b)(c)	1,100	1,045,284
5.38%, 11/23/39(b)	500	524,283
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	600	559,619
Zhongyuan Zhicheng Co. Ltd., 3.20%, 07/06/26(d)	200	188,703
		98,319,683
Security	Par (000)	Value
Home Builders — 0.1%
Adams Homes Inc.
7.50%, 02/15/25 (Call 05/16/24)(b)	$40	$39,977
9.25%, 10/15/28 (Call 10/15/25)(b)	210	216,866
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	340	307,654
4.63%, 04/01/30 (Call 04/01/25)(b)	380	339,351
6.63%, 01/15/28 (Call 05/31/24)(b)	235	234,438
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 05/16/24)	330	320,182
7.25%, 10/15/29 (Call 10/15/24)	335	331,166
7.50%, 03/15/31 (Call 03/15/27)(b)	250	247,381
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)	465	402,480
5.00%, 06/15/29 (Call 06/15/24)(b)	350	310,353
6.25%, 09/15/27 (Call 05/31/24)(b)	552	530,184
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	463	405,269
6.75%, 06/01/27 (Call 05/31/24)	469	470,029
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	900	812,626
1.40%, 10/15/27 (Call 08/15/27)	335	293,372
2.60%, 10/15/25 (Call 09/15/25)	651	622,767
Dream Finders Homes Inc., 8.25%, 08/15/28 (Call 08/15/25)(b)	270	278,114
Empire Communities Corp., 9.75%, 05/01/29 (Call 05/01/26)(b)	420	428,008
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/31/24)(b)	335	318,143
5.00%, 03/01/28 (Call 05/31/24)(b)	300	284,885
Installed Building Products Inc., 5.75%, 02/01/28 (Call 05/16/24)(b)	275	266,736
K Hovnanian Enterprises Inc., 11.75%, 09/30/29 (Call 03/30/26)(b)(c)	300	333,448
KB Home
4.00%, 06/15/31 (Call 12/15/30)	370	320,396
4.80%, 11/15/29 (Call 05/15/29)	279	258,417
6.88%, 06/15/27 (Call 12/15/26)	265	271,242
7.25%, 07/15/30 (Call 07/15/25)	305	312,475
Landsea Homes Corp., 8.88%, 04/01/29 (Call 04/01/26)(b)	325	318,903
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	585	578,367
4.75%, 11/29/27 (Call 05/29/27)	1,385	1,360,900
5.00%, 06/15/27 (Call 12/15/26)	680	671,103
5.25%, 06/01/26 (Call 12/01/25)	595	590,531
LGI Homes Inc.
4.00%, 07/15/29 (Call 01/15/29)(b)	260	222,323
8.75%, 12/15/28 (Call 12/15/25)(b)	360	374,842
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	305	264,377
4.95%, 02/01/28 (Call 05/16/24)	305	288,866
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	545	488,412
5.25%, 12/15/27 (Call 05/31/24)(b)	500	479,055
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	531	466,203
3.85%, 01/15/30 (Call 07/15/29)	475	438,828
3.97%, 08/06/61 (Call 02/06/61)	285	237,136
6.00%, 01/15/43 (Call 10/15/42)	905	891,015

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	$755	$685,370
5.13%, 06/06/27 (Call 12/06/26)	290	282,532
New Home Co. Inc. (The), 9.25%, 10/01/29 (Call 10/01/26)(b)	350	350,652
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	255	221,235
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	829	816,243
5.50%, 03/01/26 (Call 12/01/25)	865	862,650
6.00%, 02/15/35	408	410,217
6.38%, 05/15/33	340	350,201
7.88%, 06/15/32	243	274,131
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 05/31/24)	347	325,665
4.75%, 04/01/29 (Call 05/31/24)	305	279,900
STL Holding Co. LLC, 8.75%, 02/15/29 (Call 02/15/26)(b)	260	267,168
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	490	456,269
5.75%, 01/15/28 (Call 10/15/27)(b)	420	409,039
5.88%, 06/15/27 (Call 03/15/27)(b)	445	438,602
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	400	346,455
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	295	268,832
4.35%, 02/15/28 (Call 11/15/27)	560	535,450
4.88%, 11/15/25 (Call 08/15/25)	1,489	1,466,613
4.88%, 03/15/27 (Call 12/15/26)	744	727,049
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	288	277,524
5.70%, 06/15/28 (Call 12/15/27)	285	275,333
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 05/31/24)(b)	275	269,397
		27,223,347
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28 (Call 06/25/28)(d)	400	413,446
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	202	198,584
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	458	418,062
3.50%, 11/15/51 (Call 05/15/51)	660	419,381
4.40%, 03/15/29 (Call 12/15/28)	1,161	1,059,659
Midea Investment Development Co. Ltd., 2.88%, 02/24/27 (Call 01/24/27)(d)	400	371,185
Panasonic Holdings Corp., 3.11%, 07/19/29 (Call 04/19/29)(b)	365	327,362
TCL Technology Investments Ltd., 1.88%, 07/14/25(d)	400	378,929
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	670	553,800
4.00%, 04/15/29 (Call 05/31/24)(b)	715	636,349
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	695	558,580
3.70%, 05/01/25	655	642,576
4.50%, 06/01/46 (Call 12/01/45)	430	332,922
4.60%, 05/15/50 (Call 11/15/49)(c)	460	354,202
4.70%, 05/14/32 (Call 02/14/32)	385	356,247
4.75%, 02/26/29 (Call 11/26/28)(c)	598	575,840
5.50%, 03/01/33 (Call 12/01/32)(c)	965	937,237
Security	Par (000)	Value
Home Furnishings (continued)
5.75%, 03/01/34 (Call 12/01/33)	$280	$270,087
		8,804,448
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 05/16/24)(b)	515	448,694
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	640	509,645
2.65%, 04/30/30 (Call 02/01/30)	600	513,045
4.88%, 12/06/28 (Call 09/06/28)	1,370	1,333,454
5.75%, 03/15/33 (Call 12/15/32)	300	301,988
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(c)	472	412,573
4.13%, 04/30/31 (Call 04/30/26)(b)	382	331,153
5.13%, 02/01/28 (Call 05/31/24)	300	287,683
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	315	254,792
3.15%, 08/01/27 (Call 05/01/27)	820	769,301
3.95%, 08/01/47 (Call 02/01/47)	429	327,611
5.00%, 06/15/52 (Call 12/15/51)	460	413,841
5.60%, 11/15/32 (Call 08/15/32)	370	375,555
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	428	349,007
3.10%, 10/01/27 (Call 07/01/27)	849	790,533
3.90%, 05/15/28 (Call 02/15/28)	365	347,367
4.40%, 05/01/29 (Call 03/01/29)	50	48,033
4.60%, 05/01/32 (Call 02/01/32)	205	194,138
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,170	1,022,999
2.00%, 11/02/31 (Call 08/02/31)	365	295,514
2.75%, 02/15/26	672	644,392
2.88%, 02/07/50 (Call 08/07/49)	573	370,903
3.05%, 08/15/25	851	826,143
3.10%, 03/26/30 (Call 12/26/29)	1,338	1,195,058
3.20%, 04/25/29 (Call 01/25/29)	618	565,135
3.20%, 07/30/46 (Call 01/30/46)	625	432,985
3.90%, 05/04/47 (Call 11/04/46)	535	412,327
3.95%, 11/01/28 (Call 08/01/28)	577	551,006
4.50%, 02/16/33 (Call 11/16/32)	530	503,669
5.30%, 03/01/41	85	81,688
6.63%, 08/01/37	742	825,740
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31 (Call 04/01/31)(d)	600	498,681
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 05/31/24)(b)	371	357,990
7.00%, 12/31/27 (Call 05/31/24)(b)	465	449,062
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27 (Call 03/26/27)(b)	1,298	1,202,701
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(b)	220	169,162
4.75%, 10/15/46 (Call 04/16/46)(b)	1,150	965,222
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	465	435,976
5.00%, 10/01/29 (Call 10/01/24)(b)	325	316,852
5.50%, 07/15/30 (Call 07/15/25)(b)(c)	270	261,840
		20,393,458
Housewares — 0.0%
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 05/31/24)(b)	590	587,162
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares (continued)
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	$465	$457,644
5.70%, 04/01/26 (Call 01/01/26)	1,625	1,601,096
6.38%, 09/15/27 (Call 06/15/27)(c)	490	480,810
6.63%, 09/15/29 (Call 06/15/29)(c)	500	483,937
6.88%, 04/01/36 (Call 10/01/35)	410	358,762
7.00%, 04/01/46 (Call 10/01/45)(c)	597	484,764
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	465	392,167
4.38%, 02/01/32 (Call 08/01/26)	380	319,742
4.50%, 10/15/29 (Call 10/15/24)	390	347,276
5.25%, 12/15/26 (Call 05/16/24)(c)	255	248,275
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)	575	355,425
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	600	602,891
		6,719,951
Insurance — 1.4%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	448	522,227
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 05/31/24)(b)	630	565,158
6.00%, 08/01/29 (Call 08/01/24)(b)	380	344,435
8.25%, 02/01/29 (Call 02/01/26)(b)	820	814,262
10.13%, 08/01/26 (Call 05/31/24)(b)	360	372,008
Aegon Funding Co. LLC, 5.50%, 04/16/27 (Call 03/16/27)(b)	200	197,838
Aegon Ltd., 5.50%, 04/11/48 (Call 04/11/28), (6-mo. LIBOR US + 3.540%)(a)	305	292,075
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	400	369,223
2.88%, 10/15/26 (Call 07/15/26)	422	397,043
3.60%, 04/01/30 (Call 01/01/30)	1,030	937,360
4.00%, 10/15/46 (Call 04/15/46)	352	267,753
4.75%, 01/15/49 (Call 07/15/48)	670	579,635
AIA Group Ltd.
2.70%, (Call 04/07/26), (5-year CMT + 1.758%)(a)(d)(i)	600	556,632
3.20%, 09/16/40 (Call 03/16/40)(b)	2,035	1,442,381
3.38%, 04/07/30 (Call 01/07/30)(b)	1,436	1,282,921
3.60%, 04/09/29 (Call 01/09/29)(b)	2,073	1,910,479
3.90%, 04/06/28 (Call 01/06/28)(b)	818	774,431
4.50%, 03/16/46 (Call 09/16/45)(b)	590	505,913
4.88%, 03/11/44(b)	70	63,746
4.95%, 04/04/33 (Call 01/04/33)(b)	1,710	1,649,437
5.38%, 04/05/34 (Call 01/05/34)(b)	400	382,667
5.63%, 10/25/27 (Call 09/25/27)(b)	1,765	1,779,047
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	911	969,808
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	525	345,871
3.63%, 05/15/30 (Call 02/15/30)	65	59,429
4.90%, 09/15/44 (Call 03/15/44)	180	162,852
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 05/31/24)(b)	670	625,092
5.88%, 11/01/29 (Call 11/01/24)(b)(c)	424	390,419
6.75%, 10/15/27 (Call 05/31/24)(b)	1,220	1,197,558
6.75%, 04/15/28 (Call 04/15/25)(b)	1,130	1,129,179
7.00%, 01/15/31 (Call 01/15/27)(b)	1,285	1,289,751
Allianz SE, 6.35%, 09/06/53 (Call 03/06/33), (5-year CMT + 3.232%)(a)(b)	350	359,122
Security	Par (000)	Value
Insurance (continued)
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	$229	$223,338
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	615	569,018
1.45%, 12/15/30 (Call 09/15/30)	1,335	1,031,594
3.28%, 12/15/26 (Call 09/15/26)	1,076	1,018,985
3.85%, 08/10/49 (Call 02/10/49)	400	294,126
4.20%, 12/15/46 (Call 06/15/46)	613	478,890
4.50%, 06/15/43	393	329,885
5.25%, 03/30/33 (Call 12/30/32)	425	414,566
5.35%, 06/01/33	108	105,976
5.55%, 05/09/35	682	680,000
5.95%, 04/01/36	365	374,135
6.50%, 05/15/67 (Call 05/15/37), (3-mo. LIBOR US + 2.120%)(a)	734	730,826
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	901	865,461
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	564	444,944
5.25%, 04/02/30 (Call 01/02/30)	175	169,742
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	275	245,083
3.88%, 01/15/35 (Call 07/15/34)	290	249,260
4.20%, 04/01/28 (Call 01/01/28)	440	420,908
4.38%, 06/30/50 (Call 12/30/49)	715	580,191
4.50%, 07/16/44 (Call 01/16/44)	495	416,536
4.75%, 04/01/48 (Call 10/01/47)	1,194	1,038,785
4.80%, 07/10/45 (Call 01/10/45)	664	582,386
5.13%, 03/27/33 (Call 12/27/32)	615	590,066
6.25%, 05/01/36	250	256,029
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3-mo. LIBOR US + 2.868%)(a)	1,129	1,092,561
American National Group LLC, 6.14%, 06/13/32 (Call 03/13/32)(b)	100	92,883
Americo Life Inc., 3.45%, 04/15/31 (Call 01/15/31)(b)	605	467,196
AmFam Holdings Inc.
2.81%, 03/11/31 (Call 12/11/30)(b)	715	536,805
3.83%, 03/11/51 (Call 09/11/50)(b)	685	389,753
AmWINS Group Inc.
4.88%, 06/30/29 (Call 06/30/24)(b)	730	663,557
6.38%, 02/15/29 (Call 02/15/26)(b)	650	642,735
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	1,253	1,079,207
3.75%, 05/02/29 (Call 02/02/29)	1,079	998,521
4.50%, 12/15/28 (Call 09/15/28)	506	485,971
6.25%, 09/30/40	195	201,556
8.21%, 01/01/27	655	692,585
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	605	479,271
2.60%, 12/02/31 (Call 09/02/31)	230	187,695
2.85%, 05/28/27 (Call 04/28/27)	510	473,374
2.90%, 08/23/51 (Call 02/23/51)	390	233,533
3.90%, 02/28/52 (Call 08/28/51)	1,075	777,396
5.00%, 09/12/32 (Call 06/12/32)	530	508,033
5.35%, 02/28/33 (Call 11/28/32)	721	701,363
Aon Global Ltd.
3.88%, 12/15/25 (Call 09/15/25)	1,167	1,135,843
4.60%, 06/14/44 (Call 03/14/44)	595	494,687
4.75%, 05/15/45 (Call 11/15/44)	387	328,329

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aon North America Inc.
5.13%, 03/01/27 (Call 02/01/27)	$605	$600,966
5.15%, 03/01/29 (Call 02/01/29)	1,115	1,100,463
5.30%, 03/01/31 (Call 01/01/31)	900	884,801
5.45%, 03/01/34 (Call 12/01/33)	1,400	1,370,108
5.75%, 03/01/54 (Call 09/01/53)	1,380	1,334,013
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	347	333,403
5.03%, 12/15/46 (Call 06/15/46)	418	366,403
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	751	518,444
7.35%, 05/01/34	303	333,193
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	433	390,405
Ardonagh Finco Ltd., 7.75%, 02/15/31 (Call 02/15/27)(b)	665	653,362
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (Call 02/15/27)(b)	870	847,347
Argentum Netherlands BV for Swiss Re Ltd.
5.63%, 08/15/52 (Call 08/15/27), (3-mo. LIBOR US + 3.784%)(a)(d)	400	391,832
5.75%, 08/15/50 (Call 08/15/25), (3-mo. LIBOR US + 3.593%)(a)(d)	400	394,423
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	605	482,961
3.05%, 03/09/52 (Call 09/09/51)	755	452,489
3.50%, 05/20/51 (Call 11/20/50)	1,130	752,526
5.45%, 07/15/34 (Call 04/15/34)	230	223,136
5.50%, 03/02/33 (Call 12/02/32)	195	190,715
5.75%, 03/02/53 (Call 09/02/52)	542	512,365
5.75%, 07/15/54 (Call 01/15/54)	335	318,294
6.50%, 02/15/34 (Call 11/15/33)	130	135,440
6.75%, 02/15/54 (Call 08/15/53)	305	328,392
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	545	443,202
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	115	91,952
3.70%, 02/22/30 (Call 11/22/29)	376	330,922
4.90%, 03/27/28 (Call 12/27/27)	627	606,167
7.00%, 03/27/48 (Call 03/27/28), (3-mo. LIBOR US + 4.135%)(a)	321	320,703
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66 (Call 12/15/36), (1-mo. LIBOR US + 2.215%)(a)(b)	401	358,269
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	375	318,759
3.60%, 09/15/51 (Call 03/15/51)	163	110,399
AssuredPartners Inc.
5.63%, 01/15/29 (Call 05/31/24)(b)	530	483,303
7.50%, 02/15/32 (Call 02/15/27)(b)	405	394,561
Athene Global Funding
1.45%, 01/08/26(b)(c)	165	153,100
1.61%, 06/29/26(b)	1,030	941,870
1.73%, 10/02/26(b)	772	698,491
1.99%, 08/19/28(b)	1,505	1,283,430
2.45%, 08/20/27(b)	200	179,168
2.50%, 03/24/28(b)	70	61,790
2.55%, 06/29/25(b)	875	839,232
2.55%, 11/19/30(b)	790	643,902
2.65%, 10/04/31(b)	400	319,592
2.67%, 06/07/31(b)	390	315,632
2.72%, 01/07/29(b)	225	196,094
Security	Par (000)	Value
Insurance (continued)
2.95%, 11/12/26(b)	$483	$450,051
5.52%, 03/25/27(b)	450	446,368
5.58%, 01/09/29(b)	255	252,751
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	181	112,805
3.50%, 01/15/31 (Call 10/15/30)	887	768,835
3.95%, 05/25/51 (Call 11/25/50)	515	361,380
4.13%, 01/12/28 (Call 10/12/27)	1,236	1,175,541
5.88%, 01/15/34 (Call 10/15/33)	855	833,982
6.15%, 04/03/30 (Call 01/03/30)	840	856,046
6.25%, 04/01/54 (Call 10/01/53)	760	739,401
6.65%, 02/01/33 (Call 11/01/32)	265	273,506
AXA SA
5.13%, 01/17/47 (Call 01/17/27), (1-day SOFR + 4.145%)(a)(d)	400	390,890
8.60%, 12/15/30	30	34,751
Axis Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)	386	360,421
4.90%, 01/15/40 (Call 01/15/30), (5-year CMT + 3.186%)(a)	171	153,077
Axis Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	725	686,826
Beazley Insurance DAC, 5.50%, 09/10/29(d)	400	375,819
Belrose Funding Trust, 2.33%, 08/15/30 (Call 05/15/30)(b)	640	497,604
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	1,790	1,435,940
1.85%, 03/12/30 (Call 12/12/29)(c)	569	475,818
2.30%, 03/15/27 (Call 02/15/27)	1,270	1,181,326
2.50%, 01/15/51 (Call 07/15/50)	1,457	861,641
2.85%, 10/15/50 (Call 04/15/50)	1,758	1,107,075
2.88%, 03/15/32 (Call 12/15/31)	315	269,130
3.85%, 03/15/52 (Call 09/15/51)	1,540	1,166,302
4.20%, 08/15/48 (Call 02/15/48)	1,571	1,305,554
4.25%, 01/15/49 (Call 07/15/48)	1,530	1,287,935
4.30%, 05/15/43	420	364,291
4.40%, 05/15/42	1,088	969,669
5.75%, 01/15/40	933	974,352
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)	2,205	2,124,691
4.50%, 02/11/43	1,069	972,291
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	500	456,630
2.00%, 06/28/28(b)	585	497,332
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	855	803,304
3.85%, 12/22/51 (Call 06/22/51)	740	462,405
4.70%, 06/22/47 (Call 12/22/46)	776	590,053
5.63%, 05/15/30 (Call 02/15/30)(c)	885	874,125
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 05/31/24)(b)	605	551,551
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	860	694,062
4.20%, 03/17/32 (Call 12/17/31)	335	297,855
4.50%, 03/15/29 (Call 12/15/28)	192	183,250
4.95%, 03/17/52 (Call 09/17/51)	485	401,769
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33 (Call 08/15/28), (5-year CMT + 1.232%)(a)(d)	1,800	1,791,574
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
China Taiping Insurance Holdings Co. Ltd., 6.40%, (Call 03/09/28), (5-year CMT + 2.072%)(a)(d)(i)	$1,600	$1,654,901
Chubb Corp. (The)
6.00%, 05/11/37	579	600,528
Series 1, 6.50%, 05/15/38	730	790,973
Chubb INA Holdings LLC
1.38%, 09/15/30 (Call 06/15/30)	869	689,728
2.85%, 12/15/51 (Call 06/15/51)	790	500,860
3.05%, 12/15/61 (Call 06/15/61)	793	490,332
3.35%, 05/03/26 (Call 02/03/26)	1,539	1,479,145
4.15%, 03/13/43	50	41,473
4.35%, 11/03/45 (Call 05/03/45)	1,085	908,011
5.00%, 03/15/34 (Call 12/15/33)	800	775,033
6.70%, 05/15/36	60	66,112
Cincinnati Financial Corp.
6.13%, 11/01/34	738	762,721
6.92%, 05/15/28	45	47,388
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26), (3-mo. LIBOR US + 4.918%)(a)(d)	400	394,680
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	230	187,684
3.45%, 08/15/27 (Call 05/15/27)	395	369,566
3.90%, 05/01/29 (Call 02/01/29)	480	446,097
4.50%, 03/01/26 (Call 12/01/25)	660	646,053
5.13%, 02/15/34 (Call 11/15/33)	450	423,997
5.50%, 06/15/33 (Call 03/15/33)	205	200,601
CNO Financial Group Inc.
5.25%, 05/30/25 (Call 02/28/25)	302	299,434
5.25%, 05/30/29 (Call 02/28/29)	754	724,891
CNO Global Funding
1.75%, 10/07/26(b)	330	298,320
2.65%, 01/06/29(b)	285	243,687
Constellation Insurance Inc.
6.63%, 05/01/31(b)	230	218,829
6.80%, 01/24/30 (Call 10/24/29)(b)	390	375,214
Corebridge Financial Inc.
3.65%, 04/05/27 (Call 03/05/27)	925	876,190
3.85%, 04/05/29 (Call 02/05/29)	1,355	1,244,095
3.90%, 04/05/32 (Call 01/05/32)	1,065	928,679
4.35%, 04/05/42 (Call 10/05/41)	325	260,537
4.40%, 04/05/52 (Call 10/05/51)	1,250	959,252
5.75%, 01/15/34 (Call 10/15/33)	390	382,734
6.05%, 09/15/33 (Call 06/15/33)(b)	960	960,120
6.88%, 12/15/52 (Call 09/15/27), (5-year CMT + 3.846%)(a)	950	937,753
Corebridge Global Funding
0.90%, 09/22/25(b)	945	882,401
5.20%, 01/12/29(b)	680	668,119
5.75%, 07/02/26(b)	930	925,072
5.90%, 09/19/28(b)	100	100,593
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26), (3-mo. LIBOR US + 3.660%)(a)(b)(i)	15	14,292
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	375	288,494
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(b)	480	419,010
1.78%, 03/17/31 (Call 12/17/30)(b)	687	530,688
3.08%, 09/17/51 (Call 03/17/51)(b)(c)	790	494,458
Security	Par (000)	Value
Insurance (continued)
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27), (5-year CMT + 4.006%)(a)	$376	$354,295
5.75%, 09/01/40 (Call 09/01/25), (5-year CMT + 5.468%)(a)	435	423,203
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	580	463,558
4.95%, 06/01/29 (Call 03/01/29)	537	509,087
Equitable Financial Life Global Funding
1.00%, 01/09/26(b)(c)	370	341,191
1.30%, 07/12/26(b)	1,275	1,152,810
1.40%, 07/07/25(b)	885	839,543
1.40%, 08/27/27(b)	205	178,053
1.70%, 11/12/26(b)	1,255	1,134,863
1.75%, 11/15/30(b)(c)	877	689,212
1.80%, 03/08/28(b)	667	579,837
5.45%, 03/03/28(b)	950	933,346
5.50%, 12/02/25(b)	870	864,258
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	1,163	1,108,063
5.00%, 04/20/48 (Call 10/20/47)	842	728,405
5.59%, 01/11/33 (Call 10/11/32)	700	688,503
7.00%, 04/01/28	113	119,175
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	829	500,576
3.50%, 10/15/50 (Call 04/15/50)	645	421,798
4.87%, 06/01/44	165	141,480
F&G Annuities & Life Inc., 7.40%, 01/13/28 (Call 12/13/27)	785	807,539
F&G Global Funding
1.75%, 06/30/26(b)	665	602,277
2.00%, 09/20/28(b)	631	528,560
2.30%, 04/11/27(b)	670	596,343
5.15%, 07/07/25(b)	155	152,284
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	345	294,359
4.63%, 04/29/30 (Call 01/29/30)	316	295,362
4.85%, 04/17/28 (Call 01/17/28)	465	451,618
5.63%, 08/16/32 (Call 05/16/32)	545	529,004
6.00%, 12/07/33 (Call 09/07/33)(b)	275	273,336
6.35%, 03/22/54 (Call 09/22/53)(b)	615	607,866
Farmers Exchange Capital, 7.05%, 07/15/28(b)	585	586,858
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3-mo. LIBOR US + 3.744%)(a)(b)	495	434,373
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(b)	705	584,724
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3-mo. LIBOR US + 3.231%)(a)(b)	610	445,438
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	345	341,914
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	883	705,800
3.20%, 09/17/51 (Call 03/17/51)	616	372,826
3.40%, 06/15/30 (Call 03/15/30)	675	585,105
4.50%, 08/15/28 (Call 05/15/28)	176	166,866
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	125	96,690
4.00%, 05/15/30 (Call 02/15/30)	100	88,558

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Five Corners Funding Trust II, 2.85%, 05/15/30 (Call 02/15/30)(b)	$2,262	$1,944,455
Five Corners Funding Trust III, 5.79%, 02/15/33 (Call 11/15/32)(b)	785	785,249
Five Corners Funding Trust IV, 6.00%, 02/15/53 (Call 08/15/52)(b)	550	548,939
FWD Group Holdings Ltd., 7.78%, 12/06/33(d)	400	420,486
GA Global Funding Trust
1.63%, 01/15/26(b)	645	598,278
1.95%, 09/15/28(b)(c)	560	473,588
2.25%, 01/06/27(b)	595	540,648
2.90%, 01/06/32(b)	630	503,560
5.50%, 01/08/29(b)	510	502,276
Genworth Holdings Inc., 6.50%, 06/15/34	292	271,846
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	1,000	811,862
4.40%, 10/15/29 (Call 07/15/29)(b)	515	469,939
4.70%, 10/15/51 (Call 07/15/26), (5-year CMT + 3.796%)(a)(b)	627	553,966
6.75%, 03/15/54 (Call 09/15/53)(b)	40	38,798
7.95%, 06/15/33 (Call 03/15/33)(b)	394	426,407
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	795	619,284
4.55%, 09/15/28 (Call 06/15/28)	1,122	1,041,667
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28 (Call 02/17/28)(b)	200	191,001
4.58%, 05/17/48 (Call 11/17/47)(b)	450	375,587
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	569	435,622
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	1,388	1,305,381
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/24)(b)	400	400,113
Guardian Life Global Funding
0.88%, 12/10/25(b)	110	102,034
1.25%, 05/13/26(b)	205	188,063
1.25%, 11/19/27(b)	70	60,836
1.40%, 07/06/27(b)(c)	470	415,842
1.63%, 09/16/28(b)	103	88,610
3.25%, 03/29/27(b)	570	537,325
5.55%, 10/28/27(b)	855	860,618
5.74%, 10/02/28(b)	225	228,772
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	406	252,989
4.85%, 01/24/77(b)	715	571,434
4.88%, 06/19/64(b)	248	203,095
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26 (Call 03/01/26)(d)	600	558,611
Hanover Insurance Group Inc. (The)
2.50%, 09/01/30 (Call 06/01/30)	345	283,068
4.50%, 04/15/26 (Call 01/15/26)	38	37,136
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(d)	800	737,875
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	540	474,007
2.90%, 09/15/51 (Call 03/15/51)	190	116,068
3.60%, 08/19/49 (Call 02/19/49)	765	543,824
4.30%, 04/15/43	487	397,825
4.40%, 03/15/48 (Call 09/15/47)	285	233,040
5.95%, 10/15/36	470	479,734
6.10%, 10/01/41	452	459,185
Security	Par (000)	Value
Insurance (continued)
High Street Funding Trust I, 4.11%, 02/15/28 (Call 11/15/27)(b)	$2,830	$2,631,153
High Street Funding Trust II, 4.68%, 02/15/48 (Call 11/15/47)(b)(c)	625	484,983
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	450	316,703
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(b)	855	843,411
8.13%, 02/15/32 (Call 02/15/27)(b)	465	458,598
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	505	465,017
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(b)	2,920	2,966,109
7.38%, 01/31/32 (Call 01/31/27)(b)	1,690	1,680,038
Intact Financial Corp., 5.46%, 09/22/32 (Call 06/22/32)(b)	450	438,329
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)	180	147,752
4.00%, 11/23/51 (Call 05/23/51)	370	245,355
5.17%, 06/08/27 (Call 05/08/27)	260	256,084
5.67%, 06/08/32 (Call 03/08/32)(c)	205	201,400
Jackson National Life Global Funding
3.05%, 04/29/26(b)	607	573,490
3.05%, 06/21/29(b)(c)	270	228,595
3.88%, 06/11/25(b)	765	747,107
5.25%, 04/12/28(b)	255	244,888
5.50%, 01/09/26(b)	860	851,646
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30 (Call 03/15/26)(b)	630	647,864
10.50%, 12/15/30 (Call 12/15/25)(b)(c)	230	243,651
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)	445	350,447
3.80%, 02/23/32 (Call 11/23/31)	321	264,896
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (Call 06/15/27), (5-year CMT + 2.887%)(a)(d)	400	395,933
La Mondiale SAM
4.80%, 01/18/48 (Call 01/18/28), (5-year CMT + 3.235%)(a)(d)	200	185,055
5.88%, 01/26/47 (Call 01/26/27), (5-year USD ICE Swap + 4.482%)(a)(d)	800	777,058
Legal & General Group PLC, 5.25%, 03/21/47 (Call 03/21/27), (5-year USD Swap + 3.697%)(a)(d)	200	191,952
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	1,050	746,640
3.95%, 05/15/60 (Call 11/15/59)(b)	765	515,657
4.13%, 12/15/51 (Call 09/15/26), (5-year CMT + 3.315%)(a)(b)	457	416,415
4.30%, 02/01/61 (Call 02/01/26)(b)	705	433,521
4.57%, 02/01/29(b)	1,270	1,206,333
4.85%, 08/01/44(b)	140	116,790
5.50%, 06/15/52 (Call 12/15/51)(b)	827	749,481
7.80%, 03/07/87(b)	330	342,283
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	698	602,908
3.40%, 01/15/31 (Call 10/15/30)	490	419,523
3.40%, 03/01/32 (Call 12/01/31)	255	212,968
3.63%, 12/12/26 (Call 09/15/26)(c)	763	725,668
3.80%, 03/01/28 (Call 12/01/27)	787	742,059
4.35%, 03/01/48 (Call 09/01/47)	425	313,778
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.38%, 06/15/50 (Call 12/15/49)	$195	$142,676
5.85%, 03/15/34 (Call 12/15/33)	175	168,148
6.30%, 10/09/37	248	244,256
7.00%, 06/15/40	539	571,223
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	735	652,952
3.75%, 04/01/26 (Call 01/01/26)	785	761,040
4.13%, 05/15/43 (Call 11/15/42)	647	523,717
6.00%, 02/01/35	35	36,187
M&G PLC, 6.50%, 10/20/48 (Call 10/20/28), (5-year CMT + 4.414%)(a)(d)	450	450,538
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	596	549,424
3.70%, 03/16/32 (Call 12/16/31)	215	191,900
4.06%, 02/24/32 (Call 02/24/27), (5-year USD ICE Swap + 1.647%)(a)	1,150	1,088,876
4.15%, 03/04/26	1,553	1,518,109
5.38%, 03/04/46	991	921,115
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	775	691,083
3.45%, 05/07/52 (Call 11/07/51)	265	172,740
3.50%, 11/01/27 (Call 08/01/27)	290	270,852
4.15%, 09/17/50 (Call 03/17/50)	376	279,568
4.30%, 11/01/47 (Call 05/01/47)	380	292,016
5.00%, 04/05/46	479	413,494
5.00%, 05/20/49 (Call 11/20/48)	385	332,722
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	951	791,695
2.38%, 12/15/31 (Call 09/15/31)	175	142,056
2.90%, 12/15/51 (Call 06/15/51)	275	167,082
3.75%, 03/14/26 (Call 12/14/25)	903	878,089
4.20%, 03/01/48 (Call 09/01/47)	435	344,887
4.35%, 01/30/47 (Call 07/30/46)	641	522,841
4.38%, 03/15/29 (Call 12/15/28)	2,847	2,753,554
4.75%, 03/15/39 (Call 09/15/38)	585	530,813
4.90%, 03/15/49 (Call 09/15/48)	1,119	985,929
5.15%, 03/15/34 (Call 12/15/33)	375	365,799
5.40%, 09/15/33 (Call 06/15/33)	525	523,488
5.45%, 03/15/53 (Call 09/15/52)	540	511,628
5.45%, 03/15/54 (Call 09/15/53)	305	290,930
5.70%, 09/15/53 (Call 03/15/53)	995	980,619
5.75%, 11/01/32 (Call 08/01/32)	230	235,088
5.88%, 08/01/33	380	392,014
6.25%, 11/01/52 (Call 05/01/52)	225	237,603
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	872	506,858
3.38%, 04/15/50(b)	960	629,639
3.73%, 10/15/70(b)	568	355,506
4.90%, 04/01/77(b)	459	360,419
5.08%, 02/15/69 (Call 02/15/49), (3-mo. LIBOR US + 3.191%)(a)(b)	720	610,481
5.67%, 12/01/52 (Call 06/01/52)(b)	520	492,585
MassMutual Global Funding II
1.55%, 10/09/30(b)	135	106,348
2.15%, 03/09/31(b)	260	210,795
2.35%, 01/14/27(b)	950	877,677
3.40%, 03/08/26(b)	970	935,249
4.15%, 08/26/25(b)	275	270,128
4.50%, 04/10/26(b)	615	604,349
4.85%, 01/17/29(b)	545	531,987
5.05%, 12/07/27(b)	1,035	1,022,853
Security	Par (000)	Value
Insurance (continued)
5.05%, 06/14/28(b)(c)	$420	$413,380
5.10%, 04/09/27(b)	400	397,767
MBIA Inc., 5.70%, 12/01/34(c)	300	262,991
Meiji Yasuda Life Insurance Co.
5.10%, 04/26/48 (Call 04/26/28), (5-year USD ICE Swap + 3.150%)(a)(b)	25	24,292
5.20%, 10/20/45 (Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)	395	388,230
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	525	500,601
Met Tower Global Funding
1.25%, 09/14/26(b)	260	235,419
3.70%, 06/13/25(b)	710	695,484
4.85%, 01/16/27(b)	810	800,643
5.25%, 04/12/29(b)	300	296,363
5.40%, 06/20/26(b)	1,055	1,051,975
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(b)	958	1,012,639
MetLife Inc.
3.60%, 11/13/25 (Call 08/13/25)	606	589,462
4.05%, 03/01/45	1,284	1,010,520
4.13%, 08/13/42	895	723,370
4.55%, 03/23/30 (Call 12/23/29)	1,175	1,134,601
4.60%, 05/13/46 (Call 11/13/45)	442	377,766
4.72%, 12/15/44	565	485,922
4.88%, 11/13/43	788	698,598
5.00%, 07/15/52 (Call 01/15/52)	840	748,341
5.25%, 01/15/54 (Call 07/15/53)	955	888,085
5.38%, 07/15/33 (Call 04/15/33)	595	590,971
5.70%, 06/15/35	1,211	1,220,102
5.88%, 02/06/41	980	982,852
6.38%, 06/15/34	1,140	1,208,523
6.40%, 12/15/66 (Call 12/15/31)	1,502	1,497,297
6.50%, 12/15/32	735	789,093
9.25%, 04/08/68 (Call 04/08/33)(b)	250	287,007
10.75%, 08/01/69 (Call 08/01/34)	570	753,557
Metropolitan Life Global Funding I
0.95%, 07/02/25(b)	770	729,841
1.55%, 01/07/31(b)	495	385,266
1.88%, 01/11/27(b)	960	874,226
2.40%, 01/11/32(b)	625	501,387
2.95%, 04/09/30(b)	1,595	1,384,062
3.00%, 09/19/27(b)	600	554,274
3.05%, 06/17/29(b)	323	287,110
3.30%, 03/21/29(b)	300	273,008
3.45%, 12/18/26(b)	1,458	1,388,317
4.30%, 08/25/29(b)	332	313,160
4.40%, 06/30/27(b)	320	309,617
4.85%, 01/08/29(b)	705	687,816
5.00%, 01/06/26(b)	410	406,940
5.05%, 01/06/28(b)	445	439,040
5.05%, 01/08/34(b)	555	532,674
5.15%, 03/28/33(b)	310	300,196
5.40%, 09/12/28(b)	300	298,970
MGIC Investment Corp., 5.25%, 08/15/28 (Call 05/16/24)	505	485,422
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (Call 03/06/29), (5-year USD Swap + 3.256%)(a)(b)(i)	5	4,785
Muang Thai Life Assurance PCL, 3.55%, 01/27/37 (Call 10/27/26), (10-year CMT + 2.400%)(a)(d)	400	370,485

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31), (5-year CMT + 3.982%)(a)(b)	$985	$979,813
Munich Re America Corp., Series B, 7.45%, 12/15/26	305	319,920
Mutual of Omaha Companies Global Funding
5.35%, 04/09/27(b)	225	222,948
5.45%, 12/12/28(b)	185	184,700
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	435	435,145
Mutual of Omaha Insurance Co., 6.14%, 01/16/64 (Call 10/16/53), (10-year CMT + 2.950%)(a)(b)	180	172,559
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3-mo. LIBOR US + 3.314%)(a)(b)	65	52,683
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	885	646,115
5.30%, 11/18/44(b)(c)	338	295,157
6.75%, 05/15/87	185	184,072
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	1,085	808,186
4.95%, 04/22/44(b)	593	493,015
7.88%, 04/01/33(b)	65	70,532
8.25%, 12/01/31(b)	525	574,547
9.38%, 08/15/39(b)	575	715,359
New York Life Global Funding
0.85%, 01/15/26(b)	810	749,990
0.95%, 06/24/25(b)	993	942,422
1.15%, 06/09/26(b)	1,525	1,394,859
1.20%, 08/07/30(b)	50	38,745
1.85%, 08/01/31(b)	530	416,526
2.35%, 07/14/26(b)	100	93,713
3.00%, 01/10/28(b)	493	454,152
3.25%, 04/07/27(b)	570	537,123
3.60%, 08/05/25(b)	300	292,911
4.55%, 01/28/33(b)	715	668,697
4.70%, 04/02/26(b)	820	809,442
4.70%, 01/29/29(b)	860	838,338
4.85%, 01/09/28(b)	755	741,777
4.90%, 04/02/27(b)	450	445,447
4.90%, 06/13/28(b)	401	393,950
5.00%, 01/09/34(b)	470	449,328
5.45%, 09/18/26(b)	565	564,911
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	1,541	1,118,199
4.45%, 05/15/69 (Call 11/15/68)(b)	952	728,400
5.88%, 05/15/33(b)	1,020	1,030,263
6.75%, 11/15/39(b)	454	493,647
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31), (5-year CMT + 2.653%)(a)(b)	830	675,551
2.90%, 09/16/51 (Call 09/16/31), (5-year CMT + 2.600%)(a)(b)	910	738,403
3.40%, 01/23/50 (Call 01/23/30), (5-year CMT + 2.612%)(a)(b)	1,200	1,043,502
4.00%, 09/19/47 (Call 09/19/27), (5-year USD ICE Swap + 2.880%)(a)(b)	500	467,165
4.70%, 01/20/46 (Call 01/20/26), (5-year USD ICE Swap + 3.750%)(a)(b)	1,060	1,031,695
5.95%, 04/16/54 (Call 04/16/34), (5-year CMT + 2.590%)(a)(b)	800	778,928
Security	Par (000)	Value
Insurance (continued)
6.25%, 09/13/53 (Call 09/13/33), (5-year CMT + 2.954%)(a)(b)	$400	$401,503
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	380	383,196
Northwestern Mutual Global Funding
0.80%, 01/14/26(b)	270	249,793
1.70%, 06/01/28(b)(c)	1,080	930,444
1.75%, 01/11/27(b)	870	791,296
4.00%, 07/01/25(b)	1,015	997,778
4.35%, 09/15/27(b)	450	434,272
4.70%, 04/06/26(b)	295	290,305
4.71%, 01/10/29(b)	830	808,741
4.90%, 06/12/28(b)	650	636,364
5.07%, 03/25/27(b)	760	754,484
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	491	331,821
3.63%, 09/30/59 (Call 03/30/59)(b)	1,431	936,674
3.85%, 09/30/47 (Call 03/30/47)(b)	1,471	1,095,972
6.06%, 03/30/40(b)	427	431,345
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	585	402,833
3.88%, 08/26/26 (Call 07/26/26)	433	415,395
5.75%, 03/28/34 (Call 12/28/33)	325	316,275
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	165	108,583
Pacific Life Global Funding II
1.20%, 06/24/25(b)	830	789,945
1.38%, 04/14/26(b)	1,185	1,093,936
1.45%, 01/20/28(b)	260	225,897
1.60%, 09/21/28(b)	993	838,013
2.45%, 01/11/32(b)	765	601,674
4.90%, 04/04/28(b)	115	112,280
4.90%, 01/11/29(b)	465	454,177
5.50%, 08/28/26(b)	1,070	1,070,310
5.50%, 07/18/28(b)	810	809,213
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(b)	924	690,487
9.25%, 06/15/39(b)(c)	175	225,702
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(b)	905	600,154
5.13%, 01/30/43(b)	120	107,867
5.40%, 09/15/52 (Call 03/15/52)(b)	215	196,641
6.60%, 09/15/33(b)	40	41,695
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (Call 06/01/27)(b)	2,680	2,693,954
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	779	726,541
4.50%, 10/01/50 (Call 04/01/30), (5-year CMT + 3.815%)(a)	115	103,897
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)(c)	515	320,969
Phoenix Group Holdings PLC, 5.38%, 07/06/27(d)	450	434,931
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	885	783,450
Pricoa Global Funding I
0.80%, 09/01/25(b)	625	586,333
1.20%, 09/01/26(b)	1,211	1,097,162
4.20%, 08/28/25(b)	565	554,848
5.10%, 05/30/28(b)	405	399,569
5.55%, 08/28/26(b)	110	110,400
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)	$230	$187,402
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	735	601,136
3.10%, 11/15/26 (Call 08/15/26)	560	528,367
3.40%, 05/15/25 (Call 02/15/25)	779	761,521
3.70%, 05/15/29 (Call 02/15/29)	660	606,468
4.30%, 11/15/46 (Call 05/15/46)	295	235,277
4.35%, 05/15/43	255	211,868
4.63%, 09/15/42	365	314,413
5.38%, 03/15/33 (Call 12/15/32)	250	244,909
5.50%, 03/15/53 (Call 09/15/52)	295	274,912
6.05%, 10/15/36	10	10,226
Principal Life Global Funding II
0.88%, 01/12/26(b)	825	760,607
1.25%, 06/23/25(b)	845	804,596
1.25%, 08/16/26(b)	320	289,468
1.50%, 11/17/26(b)	260	235,642
1.50%, 08/27/30(b)	472	366,241
1.63%, 11/19/30(b)	375	289,056
2.50%, 09/16/29(b)	490	418,942
3.00%, 04/18/26(b)	820	779,347
5.00%, 01/16/27(b)	205	202,933
5.10%, 01/25/29(b)	795	777,290
5.50%, 06/28/28(b)(c)	460	453,986
Progressive Corp. (The)
2.45%, 01/15/27	416	385,870
2.50%, 03/15/27 (Call 02/15/27)	620	575,152
3.00%, 03/15/32 (Call 12/15/31)	250	211,501
3.20%, 03/26/30 (Call 12/26/29)	575	512,537
3.70%, 01/26/45	395	302,404
3.70%, 03/15/52 (Call 09/15/51)	260	190,215
3.95%, 03/26/50 (Call 09/26/49)	280	215,725
4.00%, 03/01/29 (Call 12/01/28)	387	366,358
4.13%, 04/15/47 (Call 10/15/46)	805	645,255
4.20%, 03/15/48 (Call 09/15/47)	539	438,986
4.35%, 04/25/44	211	177,374
4.95%, 06/15/33 (Call 03/15/33)	610	591,934
6.25%, 12/01/32	60	63,340
6.63%, 03/01/29	441	465,643
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	365	317,417
4.30%, 09/30/28 (Call 06/30/28)(b)	572	544,360
Protective Life Global Funding
1.17%, 07/15/25(b)	1,010	955,777
1.30%, 09/20/26(b)	670	605,185
1.62%, 04/15/26(b)	840	777,648
1.74%, 09/21/30(b)	150	120,060
1.90%, 07/06/28(b)(c)	305	267,080
4.71%, 07/06/27(b)	438	428,109
4.99%, 01/12/27(b)	605	597,501
5.21%, 04/14/26(b)	860	855,008
5.37%, 01/06/26(b)	1,455	1,448,790
5.47%, 12/08/28(b)	460	458,932
Provident Financing Trust I, 7.41%, 03/15/38(c)	180	194,573
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	522	486,324
2.10%, 03/10/30 (Call 12/10/29)	375	315,744
3.00%, 03/10/40 (Call 09/10/39)	568	410,250
3.70%, 10/01/50 (Call 07/01/30), (5-year CMT + 3.035%)(a)	385	328,312
3.70%, 03/13/51 (Call 09/13/50)	1,421	1,018,139
Security	Par (000)	Value
Insurance (continued)
3.88%, 03/27/28 (Call 12/27/27)	$529	$501,892
3.91%, 12/07/47 (Call 06/07/47)	1,193	893,412
3.94%, 12/07/49 (Call 06/07/49)	1,320	980,891
4.35%, 02/25/50 (Call 08/25/49)	774	615,725
4.42%, 03/27/48 (Call 09/27/47)	776	630,644
4.50%, 09/15/47 (Call 09/15/27), (3-mo. LIBOR US + 2.380%)(a)	1,080	1,003,990
4.60%, 05/15/44	806	684,914
5.13%, 03/01/52 (Call 11/28/31), (5-year CMT + 3.162%)(a)	685	632,503
5.38%, 05/15/45 (Call 05/15/25), (3-mo. LIBOR US + 3.031%)(a)	1,000	989,459
5.70%, 12/14/36	789	796,557
5.70%, 09/15/48 (Call 09/15/28), (3-mo. LIBOR US + 2.665%)(a)	893	866,665
5.75%, 07/15/33	275	282,428
6.00%, 09/01/52 (Call 06/01/32), (5-year CMT + 3.234%)(a)	320	310,153
6.50%, 03/15/54 (Call 12/15/33), (5-year CMT + 2.404%)(a)	525	519,648
6.63%, 12/01/37	135	146,770
6.63%, 06/21/40	141	152,631
6.75%, 03/01/53 (Call 12/01/32), (5-year CMT + 2.848%)(a)	215	219,177
Prudential Funding Asia PLC
2.95%, 11/03/33 (Call 08/03/28), (5-year CMT + 1.517%)(a)(d)	900	788,801
3.13%, 04/14/30	1,090	956,817
3.63%, 03/24/32 (Call 12/24/31)	710	623,058
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(b)	545	556,495
QBE Insurance Group Ltd., 5.25%, (Call 05/16/25), (5-year CMT + 3.047%)(a)(d)(i)	200	194,807
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	578	503,923
3.90%, 05/15/29 (Call 02/15/29)	931	864,321
3.95%, 09/15/26 (Call 06/15/26)	545	526,647
6.00%, 09/15/33 (Call 06/15/33)	265	266,251
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,320	1,179,449
2.75%, 01/21/27(b)	240	219,010
5.24%, 02/02/26(b)	50	49,250
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	783	731,602
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	385	348,854
5.75%, 06/05/33 (Call 03/05/33)	780	760,702
RGA Global Funding
2.00%, 11/30/26(b)	895	814,903
2.70%, 01/18/29(b)(c)	500	440,569
5.50%, 01/11/31(b)	395	388,889
6.00%, 11/21/28(b)	485	492,094
Rothesay Life PLC, Series NC6, 4.88%, (Call 04/13/27), (5-year CMT + 3.580%)(a)(d)(i)	200	170,455
Ryan Specialty LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	385	353,329
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/31/24)(b)(c)	465	445,239
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(b)	565	453,625
4.45%, 05/12/27 (Call 02/12/27)(b)	148	140,100

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.75%, 04/08/32 (Call 01/08/32)(b)	$695	$598,979
6.88%, 04/15/34 (Call 01/15/34)(b)	470	463,802
SBL Holdings Inc.
5.00%, 02/18/31 (Call 11/18/30)(b)	653	553,717
5.13%, 11/13/26 (Call 09/13/26)(b)	645	612,170
Securian Financial Group Inc., 4.80%, 04/15/48(b)	100	79,577
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	85	76,314
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	505	410,933
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31), (5-year CMT + 2.747%)(a)(b)	890	749,085
4.00%, 09/14/77 (Call 09/14/27), (3-mo. LIBOR US + 2.993%)(a)(b)(c)	1,050	974,972
5.88%, (Call 01/18/34), (5-year CMT + 2.841%)(a)(b)(i)	310	297,528
Sunshine Life Insurance Corp. Ltd., 4.50%, 04/20/26(d)	400	382,379
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49 (Call 04/02/29), (5-year CMT + 3.582%)(a)(b)	520	499,001
Swiss RE Subordinated Finance PLC, 5.70%, 04/05/35 (Call 01/05/34), (3-mo. SOFR +1.813%)(a)(b)	400	386,957
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	200	161,770
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(b)	1,122	743,899
4.27%, 05/15/47 (Call 11/15/46)(b)	1,834	1,432,829
4.90%, 09/15/44(b)	1,480	1,283,706
6.85%, 12/16/39(b)	774	840,675
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25), (5-year CMT + 4.981%)(a)(d)(i)	200	191,766
Transatlantic Holdings Inc., 8.00%, 11/30/39	155	191,119
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	200	117,891
3.05%, 06/08/51 (Call 12/08/50)	764	496,338
3.75%, 05/15/46 (Call 11/15/45)	305	231,891
4.00%, 05/30/47 (Call 11/30/46)	855	672,674
4.05%, 03/07/48 (Call 09/07/47)	322	255,758
4.10%, 03/04/49 (Call 09/04/48)	742	591,559
4.30%, 08/25/45 (Call 02/25/45)	825	683,960
4.60%, 08/01/43	210	184,096
5.35%, 11/01/40	1,105	1,070,304
5.45%, 05/25/53 (Call 11/25/52)	610	595,239
6.25%, 06/15/37	755	797,986
6.75%, 06/20/36	360	395,803
Travelers Property Casualty Corp., 6.38%, 03/15/33	832	894,080
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	264	257,329
Unum Group
4.00%, 06/15/29 (Call 03/15/29)	140	129,319
4.13%, 06/15/51 (Call 12/15/50)	250	178,550
4.50%, 12/15/49 (Call 06/15/49)	575	438,549
5.75%, 08/15/42	315	295,970
USI Inc./New York, 7.50%, 01/15/32 (Call 01/15/27)(b)	560	556,950
Security	Par (000)	Value
Insurance (continued)
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	$400	$385,023
4.25%, 05/28/29(d)	400	367,496
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	505	285,714
3.55%, 03/30/52 (Call 09/30/51)	160	105,850
4.00%, 05/12/50 (Call 11/12/49)	250	183,166
4.75%, 08/01/44	370	313,597
Western & Southern Financial Group Inc., 5.75%, 07/15/33(b)	70	70,044
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	572	360,672
5.15%, 01/15/49 (Call 07/15/48)(b)	280	239,083
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	719	630,369
3.88%, 09/15/49 (Call 03/15/49)	648	459,591
4.50%, 09/15/28 (Call 06/15/28)	1,164	1,112,388
4.65%, 06/15/27 (Call 05/15/27)	770	748,490
5.05%, 09/15/48 (Call 03/15/48)	345	299,006
5.35%, 05/15/33 (Call 02/15/33)	645	619,521
5.90%, 03/05/54 (Call 09/05/53)	625	598,191
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3-mo. LIBOR US + 3.177%)(a)(d)	600	578,599
XL Group Ltd., 5.25%, 12/15/43	398	360,386
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	600	573,442
3.50%, 03/08/26 (Call 12/08/25)(d)	400	377,197
Zurich Finance Ireland Designated Activity Co.
3.00%, 04/19/51 (Call 01/19/31), (5-year CMT + 2.777%)(a)(d)	1,000	809,951
3.50%, 05/02/52 (Call 02/02/32), (5-year CMT + 2.793%)(a)(d)	200	163,878
		377,937,379
Internet — 0.6%
Acuris Finance U.S. Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/31/24)(b)	335	304,206
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(c)	1,005	813,238
2.70%, 02/09/41 (Call 08/09/40)	805	534,123
3.15%, 02/09/51 (Call 08/09/50)	1,378	861,430
3.25%, 02/09/61 (Call 08/09/60)	978	583,501
3.40%, 12/06/27 (Call 09/06/27)	2,805	2,619,862
4.00%, 12/06/37 (Call 06/06/37)	858	713,434
4.20%, 12/06/47 (Call 06/06/47)	1,795	1,394,140
4.40%, 12/06/57 (Call 06/06/57)	870	671,730
4.50%, 11/28/34 (Call 05/28/34)	688	626,136
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	937	882,249
0.80%, 08/15/27 (Call 06/15/27)	2,300	2,022,700
1.10%, 08/15/30 (Call 05/15/30)	2,195	1,751,371
1.90%, 08/15/40 (Call 02/15/40)	1,577	1,004,056
2.00%, 08/15/26 (Call 05/15/26)	2,080	1,943,684
2.05%, 08/15/50 (Call 02/15/50)	2,500	1,394,057
2.25%, 08/15/60 (Call 02/15/60)	1,944	1,051,371
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	1,955	1,864,680
1.00%, 05/12/26 (Call 04/12/26)	2,202	2,026,014
1.20%, 06/03/27 (Call 04/03/27)	800	711,999
1.50%, 06/03/30 (Call 03/03/30)	2,274	1,853,500
1.65%, 05/12/28 (Call 03/12/28)	1,970	1,728,521
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
2.10%, 05/12/31 (Call 02/12/31)	$2,428	$1,998,062
2.50%, 06/03/50 (Call 12/03/49)	1,971	1,168,618
2.70%, 06/03/60 (Call 12/03/59)	1,620	928,836
2.88%, 05/12/41 (Call 11/12/40)	2,005	1,439,711
3.10%, 05/12/51 (Call 11/12/50)	2,719	1,816,348
3.15%, 08/22/27 (Call 05/22/27)	2,808	2,645,017
3.25%, 05/12/61 (Call 11/12/60)	1,370	891,572
3.30%, 04/13/27 (Call 03/13/27)	1,690	1,608,113
3.45%, 04/13/29 (Call 02/13/29)	1,143	1,067,454
3.60%, 04/13/32 (Call 01/13/32)	2,098	1,893,273
3.88%, 08/22/37 (Call 02/22/37)	2,500	2,149,701
3.95%, 04/13/52 (Call 10/13/51)	1,930	1,519,072
4.05%, 08/22/47 (Call 02/22/47)	2,763	2,256,797
4.10%, 04/13/62 (Call 10/13/61)	1,565	1,224,090
4.25%, 08/22/57 (Call 02/22/57)	1,284	1,043,843
4.55%, 12/01/27 (Call 11/01/27)	2,025	1,992,532
4.60%, 12/01/25	145	143,798
4.65%, 12/01/29 (Call 10/01/29)	1,425	1,402,354
4.70%, 12/01/32 (Call 09/01/32)	1,980	1,922,679
4.80%, 12/05/34 (Call 06/05/34)	1,258	1,222,930
4.95%, 12/05/44 (Call 06/05/44)	1,266	1,195,689
5.20%, 12/03/25 (Call 09/03/25)	1,150	1,149,402
ANGI Group LLC, 3.88%, 08/15/28 (Call 05/13/24)(b)	465	394,455
Arches Buyer Inc.
4.25%, 06/01/28 (Call 05/31/24)(b)	860	737,688
6.13%, 12/01/28 (Call 05/31/24)(b)	490	402,721
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)	342	307,766
1.72%, 04/09/26 (Call 03/09/26)	830	770,722
2.38%, 10/09/30 (Call 07/09/30)	384	317,808
2.38%, 08/23/31 (Call 05/23/31)	724	587,199
3.43%, 04/07/30 (Call 01/07/30)	597	532,875
3.63%, 07/06/27	764	721,964
4.13%, 06/30/25	700	686,340
4.38%, 03/29/28 (Call 12/29/27)	547	527,314
4.88%, 11/14/28 (Call 08/14/28)	485	473,890
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	1,053	989,646
3.60%, 06/01/26 (Call 03/01/26)	1,072	1,034,623
4.63%, 04/13/30 (Call 01/13/30)	1,514	1,459,612
Cablevision Lightpath LLC
3.88%, 09/15/27 (Call 05/13/24)(b)	355	312,908
5.63%, 09/15/28 (Call 05/13/24)(b)	400	323,023
Cars.com Inc., 6.38%, 11/01/28 (Call 05/31/24)(b)	360	344,130
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	445	418,665
7.00%, 06/15/27 (Call 06/15/24)(b)	445	439,317
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	580	534,140
2.60%, 05/10/31 (Call 02/10/31)	515	430,607
2.70%, 03/11/30 (Call 12/11/29)	935	808,861
3.60%, 06/05/27 (Call 03/05/27)	1,135	1,075,900
3.65%, 05/10/51 (Call 11/10/50)	666	467,529
4.00%, 07/15/42 (Call 01/15/42)	1,215	947,492
5.90%, 11/22/25 (Call 10/22/25)	260	260,664
5.95%, 11/22/27 (Call 10/22/27)(c)	150	153,124
6.30%, 11/22/32 (Call 08/22/32)	655	683,451
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	330	281,342
3.25%, 02/15/30 (Call 11/15/29)	1,257	1,108,942
Security	Par (000)	Value
Internet (continued)
3.80%, 02/15/28 (Call 11/15/27)	$1,395	$1,307,475
4.63%, 08/01/27 (Call 05/01/27)	1,235	1,198,571
5.00%, 02/15/26 (Call 11/15/25)	553	546,549
6.25%, 05/01/25 (Call 02/01/25)(b)	508	509,021
Gen Digital Inc.
6.75%, 09/30/27 (Call 09/30/24)(b)	795	797,985
7.13%, 09/30/30 (Call 09/30/25)(b)(c)	545	551,173
Getty Images Inc., 9.75%, 03/01/27 (Call 05/16/24)(b)	300	300,280
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 05/31/24)(b)	712	631,956
5.25%, 12/01/27 (Call 05/31/24)(b)	500	482,914
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 05/13/24)(b)	440	393,141
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/31/24)(b)	370	337,926
JD.com Inc.
3.38%, 01/14/30 (Call 10/14/29)	998	891,500
3.88%, 04/29/26	724	699,456
4.13%, 01/14/50 (Call 07/14/49)	395	295,620
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	465	383,921
4.13%, 08/01/30 (Call 05/01/25)(b)	449	388,785
4.63%, 06/01/28 (Call 05/31/24)(b)	445	411,809
5.00%, 12/15/27 (Call 05/31/24)(b)	420	398,884
5.63%, 02/15/29 (Call 05/13/24)(b)(c)	365	348,350
Meituan
2.13%, 10/28/25 (Call 09/28/25)(d)	1,000	946,475
3.05%, 10/28/30 (Call 07/28/30)(d)	1,000	844,102
MercadoLibre Inc., 3.13%, 01/14/31 (Call 10/14/30)	600	492,744
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	2,675	2,542,408
3.85%, 08/15/32 (Call 05/15/32)	2,460	2,234,802
4.45%, 08/15/52 (Call 02/15/52)	2,770	2,302,257
4.60%, 05/15/28 (Call 04/15/28)	1,470	1,443,853
4.65%, 08/15/62 (Call 02/15/62)	1,530	1,271,356
4.80%, 05/15/30 (Call 03/15/30)	890	873,005
4.95%, 05/15/33 (Call 02/15/33)	1,590	1,558,844
5.60%, 05/15/53 (Call 11/15/52)	2,160	2,138,456
5.75%, 05/15/63 (Call 11/15/62)	1,417	1,411,564
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 05/31/24)(b)	700	402,549
NAVER Corp., 1.50%, 03/29/26(d)	600	554,046
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)	1,211	1,183,939
4.38%, 11/15/26	1,285	1,254,060
4.88%, 04/15/28	1,514	1,486,943
4.88%, 06/15/30 (Call 03/15/30)(b)	1,025	993,473
5.38%, 11/15/29(b)	870	867,814
5.88%, 11/15/28	2,148	2,190,914
6.38%, 05/15/29	1,354	1,410,465
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 05/31/24)(b)	635	476,190
11.75%, 10/15/28 (Call 10/15/25)(b)	450	482,412
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/24)(b)(c)	235	241,856
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(d)	1,800	1,441,539
3.26%, 01/19/27 (Call 12/19/26)(d)	600	552,226

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
3.68%, 01/21/30 (Call 10/21/29)(d)	$1,257	$1,084,585
3.83%, 02/08/51 (Call 08/08/50)(d)	1,600	974,683
4.03%, 08/03/50 (Call 02/03/50)(d)	1,200	757,941
4.19%, 01/19/32 (Call 10/19/31)(d)	1,000	849,893
4.85%, 07/06/27 (Call 04/06/27)(d)	600	575,224
4.99%, 01/19/52(d)	600	435,882
Rakuten Group Inc.
5.13%, (Call 04/22/26), (5-year CMT + 4.578%)(a)(b)(i)	630	522,942
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(b)(c)(i)	900	648,000
9.75%, 04/15/29(b)	765	757,750
11.25%, 02/15/27(b)	1,625	1,690,386
SK Broadband Co. Ltd., 4.88%, 06/28/28(d)	200	194,477
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	1,000	939,249
2.39%, 06/03/30 (Call 03/03/30)(c)(d)	2,400	2,016,375
2.88%, 04/22/31 (Call 01/22/31)(d)	200	170,145
3.24%, 06/03/50 (Call 12/03/49)(d)	2,000	1,282,340
3.29%, 06/03/60 (Call 12/03/59)(d)	600	363,299
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	800	771,148
3.60%, 01/19/28 (Call 10/19/27)(d)	1,800	1,686,451
3.68%, 04/22/41 (Call 10/22/40)(d)	900	685,316
3.84%, 04/22/51 (Call 10/22/50)(d)	1,600	1,144,224
3.93%, 01/19/38 (Call 07/19/37)(d)	800	657,399
3.94%, 04/22/61 (Call 10/22/60)(d)	800	555,973
3.98%, 04/11/29 (Call 01/11/29)(d)	2,400	2,242,613
4.53%, 04/11/49 (Call 10/11/48)(c)(d)	400	325,388
Tencent Music Entertainment Group
1.38%, 09/03/25 (Call 08/03/25)	696	656,125
2.00%, 09/03/30 (Call 06/03/30)	860	690,306
TripAdvisor Inc., 7.00%, 07/15/25 (Call 05/13/24)(b)	390	390,123
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	1,352	1,263,388
6.25%, 01/15/28 (Call 05/13/24)(b)	440	439,223
7.50%, 09/15/27 (Call 05/21/24)(b)	1,238	1,260,477
8.00%, 11/01/26 (Call 05/31/24)(b)	1,332	1,345,339
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	683	560,516
4.75%, 07/15/27 (Call 05/31/24)	930	899,402
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(c)	1,020	872,852
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	455	395,784
		151,149,437
Iron & Steel — 0.2%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(d)	800	788,260
Algoma Steel Inc., 9.13%, 04/15/29 (Call 04/15/26)(b)	310	307,587
Allegheny Ludlum LLC, 6.95%, 12/15/25	132	133,715
ArcelorMittal SA
4.25%, 07/16/29	770	723,520
4.55%, 03/11/26	480	468,606
6.55%, 11/29/27 (Call 10/29/27)	450	461,374
6.75%, 03/01/41	380	384,807
6.80%, 11/29/32 (Call 08/29/32)	995	1,035,727
7.00%, 10/15/39	620	654,989
ATI Inc.
4.88%, 10/01/29 (Call 10/01/24)	250	232,755
5.13%, 10/01/31 (Call 10/01/26)	292	266,996
5.88%, 12/01/27 (Call 05/31/24)	318	312,119
Security	Par (000)	Value
Iron & Steel (continued)
7.25%, 08/15/30 (Call 08/15/26)	$400	$409,673
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 05/31/24)(b)	537	494,340
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 05/31/24)(b)	633	631,710
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 05/31/24)	380	377,382
7.63%, 03/15/30 (Call 03/15/25)	280	285,800
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 05/31/24)(b)(c)	240	222,339
4.88%, 03/01/31 (Call 03/01/26)(b)	250	219,475
5.88%, 06/01/27 (Call 05/31/24)(c)	465	459,745
6.25%, 10/01/40	245	207,019
6.75%, 04/15/30 (Call 04/15/26)(b)	670	653,807
7.00%, 03/15/32 (Call 03/15/27)(b)	755	737,304
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	235	204,199
4.13%, 01/15/30 (Call 01/15/25)	250	223,920
4.38%, 03/15/32 (Call 03/15/27)	245	215,206
CSN Inova Ventures, 6.75%, 01/28/28 (Call 05/30/24)(d)	1,000	947,041
CSN Resources SA
4.63%, 06/10/31 (Call 06/10/26)(d)	800	626,090
5.88%, 04/08/32(d)	400	333,089
8.88%, 12/05/30 (Call 12/05/26)(d)	800	798,843
Gerdau Trade Inc., 4.88%, 10/24/27(d)	200	192,609
GUSAP III LP
4.25%, 01/21/30 (Call 07/21/29)(d)	600	547,932
7.25%, 04/16/44 (Call 10/16/43)(d)	400	421,200
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28 (Call 11/15/26)(b)	300	309,208
JSW Steel Ltd.
3.95%, 04/05/27 (Call 10/05/26)(d)	400	369,026
5.05%, 04/05/32 (Call 10/05/31)(d)	600	514,138
Metinvest BV, 7.75%, 10/17/29(d)	400	262,282
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	530	536,295
8.13%, 05/01/27 (Call 05/31/24)(b)	585	590,091
8.50%, 05/01/30 (Call 05/01/25)(b)	565	579,054
9.25%, 10/01/28 (Call 10/01/25)(b)	960	1,007,324
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	665	640,643
2.70%, 06/01/30 (Call 03/01/30)	438	380,742
2.98%, 12/15/55 (Call 06/15/55)	532	319,139
3.85%, 04/01/52 (Call 09/01/51)	445	330,975
3.95%, 05/23/25	425	417,659
3.95%, 05/01/28 (Call 02/01/28)	656	623,717
4.30%, 05/23/27 (Call 04/23/27)	520	504,974
4.40%, 05/01/48 (Call 11/01/47)	200	167,011
6.40%, 12/01/37	420	444,140
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	600	590,716
POSCO
4.38%, 08/04/25(d)	200	196,080
4.50%, 08/04/27(d)	800	771,150
4.88%, 01/23/27(d)	200	195,657
5.63%, 01/17/26(d)	1,000	996,440
5.75%, 01/17/28(d)	700	700,207
5.88%, 01/17/33(d)	200	200,648
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	140	132,236
2.15%, 08/15/30 (Call 05/15/30)	170	139,077
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Samarco Mineracao SA
9.00%, 06/30/31 (Call 05/15/24), (9.00% PIK)(d)(h)	$1,545	$1,410,775
9.50%, 06/30/31 (Call 05/16/24), (9.00% PIK)(b)(h)	1,854	1,692,931
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	455	400,368
2.40%, 06/15/25 (Call 05/15/25)	300	288,805
3.25%, 01/15/31 (Call 10/15/30)	480	416,907
3.25%, 10/15/50 (Call 04/15/50)	470	298,629
3.45%, 04/15/30 (Call 01/15/30)	305	273,241
5.00%, 12/15/26 (Call 05/31/24)	1,187	1,170,952
TMS International Corp./DE, 6.25%, 04/15/29 (Call 05/13/24)(b)	340	313,317
U.S. Steel Corp.
6.65%, 06/01/37	278	274,481
6.88%, 03/01/29 (Call 05/31/24)(c)	444	444,594
Usiminas International Sarl, 5.88%, 07/18/26 (Call 05/30/24)(d)	600	589,587
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	1,826	1,607,117
6.13%, 06/12/33 (Call 03/12/33)	768	752,786
6.25%, 08/10/26	245	248,078
6.88%, 11/21/36	1,188	1,217,320
6.88%, 11/10/39	1,297	1,331,905
8.25%, 01/17/34(c)	656	747,041
Vale SA, 5.63%, 09/11/42(c)	646	607,113
		40,983,754
Leisure Time — 0.1%
Acushnet Co., 7.38%, 10/15/28 (Call 10/15/25)(b)	275	282,298
Amer Sports Co., 6.75%, 02/16/31 (Call 02/16/27)(b)	695	683,177
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	510	396,059
4.40%, 09/15/32 (Call 06/15/32)(c)	450	395,708
5.10%, 04/01/52 (Call 10/01/51)	345	264,060
Brunswick Corp/DE, 5.85%, 03/18/29 (Call 02/18/29)	55	54,164
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	2,145	1,957,873
5.75%, 03/01/27 (Call 12/01/26)(b)	2,950	2,876,205
6.00%, 05/01/29 (Call 11/01/24)(b)	1,785	1,728,806
6.65%, 01/15/28(c)	294	290,839
7.00%, 08/15/29 (Call 08/15/26)(b)	500	513,091
7.63%, 03/01/26 (Call 05/13/24)(b)	1,280	1,287,781
10.50%, 06/01/30 (Call 06/01/25)(b)	820	891,192
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(b)	1,955	2,119,437
Carnival PLC, 7.88%, 06/01/27	208	218,630
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(b)	934	865,299
3.35%, 06/08/25 (Call 05/08/25)(b)	1,323	1,284,300
6.50%, 03/10/28 (Call 02/10/28)(b)(c)	400	404,032
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	437	424,426
4.63%, 07/28/45 (Call 01/28/45)(c)	230	184,193
Life Time Inc.
5.75%, 01/15/26 (Call 05/31/24)(b)	813	803,943
8.00%, 04/15/26 (Call 05/31/24)(b)	415	415,341
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)(b)	270	282,418
Security	Par (000)	Value
Leisure Time (continued)
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 05/31/24)(b)	$345	$341,970
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	490	459,322
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(b)	1,300	1,273,211
5.88%, 02/15/27 (Call 05/13/24)(b)	830	810,578
7.75%, 02/15/29 (Call 11/15/28)(b)(c)	495	506,284
8.13%, 01/15/29 (Call 01/15/26)(b)	710	739,647
8.38%, 02/01/28 (Call 02/01/25)(b)	518	540,244
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	485	472,858
Polaris Inc., 6.95%, 03/15/29 (Call 02/15/29)	480	499,731
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	466	428,176
4.25%, 07/01/26 (Call 01/01/26)(b)	585	562,168
5.38%, 07/15/27 (Call 10/15/26)(b)	875	851,408
5.50%, 08/31/26 (Call 02/28/26)(b)	877	860,528
5.50%, 04/01/28 (Call 10/01/27)(b)	1,490	1,451,074
6.25%, 03/15/32 (Call 03/15/27)(b)	1,110	1,093,618
7.25%, 01/15/30 (Call 12/15/25)(b)	605	623,007
7.50%, 10/15/27	260	271,229
8.25%, 01/15/29 (Call 04/01/25)(b)	880	926,914
9.25%, 01/15/29 (Call 04/01/25)(b)	860	919,012
Sunny Express Enterprises Corp.
2.95%, 03/01/27(d)	600	561,497
3.13%, 04/23/30(d)	600	528,462
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 05/31/24)(b)	755	731,785
6.25%, 05/15/25 (Call 05/31/24)(b)	190	189,472
7.00%, 02/15/29 (Call 05/31/24)(b)	465	463,171
9.13%, 07/15/31 (Call 07/15/26)(b)	595	637,873
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 05/31/24)(b)	314	300,820
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 05/31/24)(b)	465	459,267
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 05/31/24)(b)	605	577,049
		36,703,647
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 05/13/24)	890	844,465
4.75%, 06/15/31 (Call 06/15/26)(b)	755	669,473
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	330	291,017
3.70%, 01/15/31 (Call 10/15/30)	555	475,121
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/30/24)(d)	200	177,906
5.05%, 01/27/27 (Call 01/27/25)(d)	200	170,466
5.95%, 10/19/25 (Call 05/30/24)(d)	1,000	935,243
Full House Resorts Inc., 8.25%, 02/15/28 (Call 05/16/24)(b)	390	371,443
Genting New York LLC/GENNY Capital Inc., 3.30%, 02/15/26 (Call 01/15/26)(b)	465	443,637
Gohl Capital Ltd., 4.25%, 01/24/27(d)	1,175	1,114,609
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	1,400	1,176,499
3.75%, 05/01/29 (Call 05/31/24)(b)	735	660,203
4.00%, 05/01/31 (Call 05/01/26)(b)	991	867,874
4.88%, 01/15/30 (Call 01/15/25)	890	835,604
5.38%, 05/01/25 (Call 05/13/24)(b)	368	366,237

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.75%, 05/01/28 (Call 05/31/24)(b)	$422	$416,847
5.88%, 04/01/29 (Call 04/01/26)(b)	505	498,675
6.13%, 04/01/32 (Call 04/01/27)(b)	350	345,171
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	380	330,814
5.00%, 06/01/29 (Call 06/01/24)(b)	759	688,149
6.63%, 01/15/32 (Call 01/15/27)(b)	915	900,799
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/24)	531	516,252
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	570	543,102
4.85%, 03/15/26 (Call 12/15/25)	724	713,224
5.75%, 01/30/27 (Call 12/30/26)	535	537,777
5.75%, 04/23/30 (Call 01/23/30)	525	524,332
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	496	477,108
3.50%, 08/18/26 (Call 06/18/26)	858	809,488
3.90%, 08/08/29 (Call 05/08/29)	830	740,622
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)	615	598,539
4.88%, 05/15/29 (Call 04/15/29)	170	164,977
4.90%, 04/15/29 (Call 03/15/29)	760	739,841
5.00%, 10/15/27 (Call 09/15/27)	1,040	1,024,964
5.30%, 05/15/34 (Call 02/15/34)	380	364,645
5.45%, 09/15/26 (Call 08/15/26)	240	239,673
5.55%, 10/15/28 (Call 09/15/28)	420	421,298
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	81	78,184
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	1,057	1,056,761
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	1,290	1,225,972
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	1,086	923,136
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	355	297,739
Series II, 2.75%, 10/15/33 (Call 07/15/33)	240	188,993
Series R, 3.13%, 06/15/26 (Call 03/15/26)	958	912,657
Series X, 4.00%, 04/15/28 (Call 01/15/28)	323	305,894
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)(c)	435	390,954
4.75%, 01/15/28 (Call 05/31/24)	305	281,555
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 05/13/24)(b)	710	669,225
5.25%, 06/18/25 (Call 05/13/24)(b)	390	383,224
5.88%, 05/15/26 (Call 05/13/24)(b)	700	687,496
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	342	329,156
4.75%, 10/15/28 (Call 07/15/28)	675	628,498
5.50%, 04/15/27 (Call 01/15/27)	683	665,925
5.75%, 06/15/25 (Call 03/15/25)	564	561,097
6.50%, 04/15/32 (Call 04/15/27)	670	649,915
6.75%, 05/01/25 (Call 05/01/24)	580	580,000
Minor International PCL, 2.70%, (Call 04/19/26), (5-year CMT + 7.918%)(a)(d)(i)	200	186,921
Sands China Ltd.
2.30%, 03/08/27 (Call 02/08/27)	740	665,867
2.85%, 03/08/29 (Call 01/08/29)	825	707,807
3.25%, 08/08/31 (Call 05/08/31)	645	526,449
4.05%, 01/08/26 (Call 12/08/25)	875	840,515
4.63%, 06/18/30 (Call 03/18/30)	725	651,600
5.13%, 08/08/25 (Call 06/08/25)	1,872	1,849,220
5.40%, 08/08/28 (Call 05/08/28)	2,028	1,966,373
Security	Par (000)	Value
Lodging (continued)
Station Casinos LLC
4.50%, 02/15/28 (Call 05/31/24)(b)	$620	$575,000
4.63%, 12/01/31 (Call 06/01/31)(b)	440	386,406
6.63%, 03/15/32 (Call 03/15/27)(b)	445	437,483
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 05/31/24)(b)	307	303,901
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 05/31/24)(b)	1,000	858,452
6.00%, 07/15/25 (Call 05/31/24)(b)	375	370,698
6.50%, 01/15/28 (Call 05/31/24)(b)	440	411,013
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 05/31/24)(b)	221	219,898
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	590	531,221
4.63%, 03/01/30 (Call 12/01/29)(b)	310	276,632
6.00%, 04/01/27 (Call 01/01/27)	360	355,439
6.60%, 10/01/25 (Call 07/01/25)	258	259,525
6.63%, 07/31/26 (Call 04/30/26)(b)	550	550,606
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 05/31/24)(b)	465	427,055
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(b)	835	809,896
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	1,055	933,196
5.50%, 01/15/26 (Call 05/31/24)(b)	891	864,961
5.50%, 10/01/27 (Call 05/31/24)(b)	645	607,615
5.63%, 08/26/28 (Call 05/13/24)(b)	1,205	1,111,007
		49,497,231
Machinery — 0.3%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)	305	293,794
4.38%, 05/08/42	260	226,774
AGCO Corp.
5.45%, 03/21/27 (Call 02/21/27)	555	553,164
5.80%, 03/21/34 (Call 12/21/33)	500	488,766
ATS Corp., 4.13%, 12/15/28 (Call 05/31/24)(b)	345	310,324
BWX Technologies Inc.
4.13%, 06/30/28 (Call 05/31/24)(b)	360	328,823
4.13%, 04/15/29 (Call 05/16/24)(b)	380	346,090
Caterpillar Financial Services Corp.
0.80%, 11/13/25	1,138	1,064,112
0.90%, 03/02/26	725	669,360
1.10%, 09/14/27	1,068	936,088
1.15%, 09/14/26	910	826,651
1.45%, 05/15/25	315	302,358
1.70%, 01/08/27	825	753,631
2.40%, 08/09/26(c)	655	615,293
3.40%, 05/13/25	535	524,457
3.60%, 08/12/27	925	881,286
3.65%, 08/12/25	853	834,365
4.35%, 05/15/26	908	892,055
4.50%, 01/08/27	480	472,215
4.80%, 01/06/26	310	307,883
4.85%, 02/27/29	600	592,099
5.05%, 02/27/26	560	557,421
5.15%, 08/11/25	1,140	1,136,966
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	630	519,136
2.60%, 09/19/29 (Call 06/19/29)	423	373,788
2.60%, 04/09/30 (Call 01/09/30)	1,645	1,434,979
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
3.25%, 09/19/49 (Call 03/19/49)	$878	$611,797
3.25%, 04/09/50 (Call 10/09/49)	1,602	1,123,201
3.80%, 08/15/42	2,234	1,786,366
4.30%, 05/15/44 (Call 11/15/43)	330	284,442
4.75%, 05/15/64 (Call 11/15/63)	461	402,627
5.20%, 05/27/41	746	716,449
5.30%, 09/15/35	315	319,690
6.05%, 08/15/36	95	100,463
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(b)	1,345	1,376,529
9.50%, 01/01/31 (Call 01/01/26)(b)	475	510,175
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	315	287,832
1.88%, 01/15/26 (Call 12/15/25)	165	154,811
3.95%, 05/23/25	415	406,701
4.55%, 04/10/28 (Call 03/10/28)	860	828,083
5.10%, 04/20/29 (Call 03/20/29)	450	440,326
5.45%, 10/14/25	560	558,557
5.50%, 01/12/29 (Call 12/12/28)	440	439,022
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	839	798,573
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	450	294,552
3.10%, 04/15/30 (Call 01/15/30)	1,139	1,017,661
3.75%, 04/15/50 (Call 10/15/49)	815	632,823
3.90%, 06/09/42 (Call 12/09/41)	1,055	865,115
5.38%, 10/16/29	265	269,172
7.13%, 03/03/31	79	88,296
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(d)	200	199,198
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	245	216,400
3.15%, 11/15/25 (Call 08/15/25)	730	704,146
5.38%, 10/15/35	210	208,242
5.38%, 03/01/41 (Call 12/01/40)	115	109,278
Esab Corp., 6.25%, 04/15/29 (Call 04/15/26)(b)	370	368,736
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	1,030	827,763
3.50%, 10/01/30 (Call 07/01/30)	745	646,829
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 05/31/24)(b)	475	306,480
GrafTech Global Enterprises Inc., 9.88%, 12/15/28 (Call 12/15/25)(b)(c)	405	304,956
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (Call 02/15/26)(b)	895	921,713
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	465	382,655
3.00%, 05/01/30 (Call 02/01/30)	195	167,895
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	130	129,723
5.70%, 08/14/33 (Call 05/14/33)	720	715,162
John Deere Capital Corp.
0.70%, 01/15/26	965	894,138
1.05%, 06/17/26	795	728,045
1.30%, 10/13/26	685	622,772
1.45%, 01/15/31	1,197	948,173
1.50%, 03/06/28	993	866,936
1.70%, 01/11/27	660	602,842
1.75%, 03/09/27	930	845,564
2.00%, 06/17/31	830	669,857
2.25%, 09/14/26	650	606,318
Security	Par (000)	Value
Machinery (continued)
2.35%, 03/08/27	$310	$286,530
2.45%, 01/09/30	380	329,299
2.65%, 06/10/26	743	704,582
2.80%, 09/08/27	461	426,989
2.80%, 07/18/29	510	455,411
3.05%, 01/06/28	67	62,622
3.35%, 04/18/29	955	880,999
3.40%, 06/06/25	750	734,189
3.40%, 09/11/25	829	806,686
3.45%, 03/07/29	667	618,797
4.05%, 09/08/25	875	860,283
4.15%, 09/15/27	605	586,272
4.35%, 09/15/32	795	746,300
4.50%, 01/08/27	1,015	998,482
4.50%, 01/16/29	745	724,305
4.70%, 06/10/30	570	555,147
4.75%, 06/08/26	495	489,874
4.75%, 01/20/28	615	606,859
4.80%, 01/09/26	495	491,701
4.85%, 03/05/27	370	366,771
4.85%, 10/11/29	470	462,719
4.90%, 03/03/28	929	921,113
4.90%, 03/07/31	350	341,981
4.95%, 06/06/25	760	756,685
4.95%, 03/06/26	350	347,954
4.95%, 07/14/28	445	441,416
5.05%, 03/03/26	855	851,813
5.10%, 04/11/34	475	466,253
5.15%, 09/08/26	165	164,648
5.15%, 09/08/33	445	439,967
5.30%, 09/08/25	815	814,305
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 05/16/24)(b)(c)	254	254,938
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28 (Call 09/01/25)(b)	465	492,385
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	420	380,102
Nordson Corp.
5.60%, 09/15/28 (Call 08/15/28)	570	569,976
5.80%, 09/15/33 (Call 06/15/33)	205	207,024
nVent Finance SARL
2.75%, 11/15/31 (Call 08/15/31)	335	269,691
4.55%, 04/15/28 (Call 01/15/28)	417	401,762
5.65%, 05/15/33 (Call 02/15/33)	445	438,842
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	425	370,339
4.60%, 05/15/28 (Call 02/15/28)	831	802,580
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)(c)	280	182,462
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	361	332,932
2.57%, 02/15/30 (Call 11/15/29)	1,635	1,401,227
3.11%, 02/15/40 (Call 08/15/39)	872	633,955
3.36%, 02/15/50 (Call 08/15/49)	555	378,418
5.25%, 08/16/28 (Call 07/16/28)	395	393,842
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	295	231,790
2.80%, 08/15/61 (Call 02/15/61)	320	177,745
3.50%, 03/01/29 (Call 12/01/28)	762	709,590
4.20%, 03/01/49 (Call 09/01/48)	350	284,136

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	$417	$427,533
Terex Corp., 5.00%, 05/15/29 (Call 05/31/24)(b)	550	514,547
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 05/31/24)(b)	360	352,758
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 05/31/24)(b)	1,395	1,334,243
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)	720	666,693
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	810	749,118
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	1,198	1,162,764
3.45%, 11/15/26 (Call 08/15/26)	955	905,295
4.70%, 09/15/28 (Call 06/15/28)	1,275	1,227,337
5.61%, 03/11/34 (Call 12/11/33)	175	171,829
Xylem Inc./New York
1.95%, 01/30/28 (Call 11/30/27)	951	841,955
2.25%, 01/30/31 (Call 10/30/30)	622	510,273
3.25%, 11/01/26 (Call 08/01/26)	645	611,015
4.38%, 11/01/46 (Call 05/01/46)	295	239,938
		79,918,948
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26 (Call 06/19/26)(c)	1,195	1,110,103
2.38%, 08/26/29 (Call 05/26/29)	1,022	877,078
2.65%, 04/15/25 (Call 03/15/25)	1,354	1,315,473
2.88%, 10/15/27 (Call 07/15/27)	1,322	1,214,842
3.00%, 08/07/25	494	478,190
3.05%, 04/15/30 (Call 01/15/30)(c)	753	661,164
3.13%, 09/19/46 (Call 03/19/46)(c)	465	305,683
3.25%, 08/26/49 (Call 02/26/49)(c)	1,463	972,178
3.38%, 03/01/29 (Call 12/01/28)	957	871,281
3.63%, 09/14/28 (Call 06/14/28)	592	550,896
3.63%, 10/15/47 (Call 04/15/47)	607	428,375
3.70%, 04/15/50 (Call 10/15/49)	130	92,386
3.88%, 06/15/44	520	391,138
4.00%, 09/14/48 (Call 03/14/48)(c)	1,221	939,542
5.70%, 03/15/37(c)	380	387,426
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	375	336,526
5.63%, 07/01/27 (Call 05/31/24)(b)	320	311,122
Calderys Financing LLC, 11.25%, 06/01/28 (Call 06/01/25)(b)	485	513,569
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	415	327,673
2.75%, 03/01/30 (Call 12/01/29)	644	555,105
3.75%, 12/01/27 (Call 09/01/27)	350	330,017
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	95	88,841
3.92%, 09/15/47 (Call 03/15/47)	95	73,646
4.00%, 11/02/32	679	621,572
4.15%, 03/15/33 (Call 12/15/32)	960	882,537
4.15%, 11/02/42	838	700,403
4.35%, 05/18/28 (Call 04/18/28)	560	543,373
4.70%, 08/23/52 (Call 02/23/52)	515	454,471
Enpro Inc., 5.75%, 10/15/26 (Call 05/31/24)	305	301,347
FXI Holdings Inc.
12.25%, 11/15/26 (Call 05/16/24)(b)	423	419,201
12.25%, 11/15/26 (Call 05/31/24)(b)(c)	673	669,434
Security	Par (000)	Value
Manufacturing (continued)
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 05/31/24)(b)	$472	$472,096
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	340	289,337
5.00%, 09/15/26 (Call 07/15/26)	350	342,357
5.75%, 06/15/25 (Call 05/13/24)	380	377,850
6.25%, 02/15/29 (Call 02/15/26)	395	391,993
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,772	1,672,188
3.90%, 09/01/42 (Call 03/01/42)	1,071	868,540
4.88%, 09/15/41 (Call 03/15/41)	360	332,819
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	525	497,645
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	478	452,312
3.25%, 06/14/29 (Call 03/14/29)	827	750,984
4.00%, 06/14/49 (Call 12/14/48)	1,020	786,259
4.10%, 03/01/47 (Call 09/01/46)	204	158,714
4.20%, 11/21/34 (Call 05/21/34)	484	434,509
4.25%, 09/15/27 (Call 08/15/27)	1,240	1,199,774
4.45%, 11/21/44 (Call 05/21/44)	508	424,217
4.50%, 09/15/29 (Call 07/15/29)	965	930,270
6.25%, 05/15/38	308	320,427
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	635	604,521
5.90%, 07/15/32 (Call 04/15/32)	215	214,843
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(b)	2,260	2,101,131
1.70%, 03/11/28(b)	1,265	1,112,951
2.15%, 03/11/31(b)	1,190	982,459
2.35%, 10/15/26(b)	1,375	1,284,246
2.88%, 03/11/41(b)	2,350	1,690,635
3.25%, 05/27/25(b)	2,460	2,404,167
3.30%, 09/15/46(b)	1,870	1,344,632
3.40%, 03/16/27(b)(c)	1,625	1,548,395
4.20%, 03/16/47(b)	760	633,397
4.40%, 05/27/45(b)	435	375,019
6.13%, 08/17/26(b)	1,160	1,180,866
Sunny Optical Technology Group Co. Ltd., 5.95%, 07/17/26(d)	400	398,248
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	550	509,738
2.25%, 04/01/28 (Call 02/01/28)	20	17,700
2.75%, 04/01/31 (Call 01/01/31)	1,023	851,851
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	601	493,435
3.00%, 06/01/30 (Call 03/01/30)	512	442,334
3.38%, 03/01/28 (Call 12/01/27)	375	346,159
3.65%, 03/15/27 (Call 12/15/26)	1,297	1,231,367
3.90%, 09/17/29 (Call 06/17/29)	340	312,811
4.00%, 03/15/26 (Call 12/15/25)	990	961,049
6.10%, 11/15/33 (Call 08/15/33)	408	414,635
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(b)	325	332,771
		50,216,243
Media — 1.0%
Altice Financing SA
5.00%, 01/15/28 (Call 05/31/24)(b)	1,090	867,545
5.75%, 08/15/29 (Call 08/15/24)(b)	1,873	1,418,194
9.63%, 07/15/27 (Call 07/15/25)(b)	330	310,690
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
AMC Networks Inc.
4.25%, 02/15/29 (Call 05/13/24)	$867	$586,482
10.25%, 01/15/29 (Call 01/15/26)(b)	790	790,015
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 05/31/24)(b)	230	139,231
Belo Corp.
7.25%, 09/15/27	235	237,330
7.75%, 06/01/27	195	198,854
Block Communications Inc., 4.88%, 03/01/28 (Call 05/31/24)(b)	280	242,371
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	590	451,201
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	2,828	2,219,935
4.25%, 01/15/34 (Call 01/15/28)(b)	1,783	1,292,431
4.50%, 08/15/30 (Call 02/15/25)(b)	2,465	2,003,484
4.50%, 05/01/32 (Call 05/01/26)	2,590	1,984,149
4.50%, 06/01/33 (Call 06/01/27)(b)	1,560	1,173,259
4.75%, 03/01/30 (Call 09/01/24)(b)	2,730	2,270,320
4.75%, 02/01/32 (Call 02/01/27)(b)	1,080	848,103
5.00%, 02/01/28 (Call 05/16/24)(b)	2,295	2,090,771
5.13%, 05/01/27 (Call 05/31/24)(b)	2,995	2,808,746
5.38%, 06/01/29 (Call 06/01/24)(b)	1,340	1,179,484
5.50%, 05/01/26 (Call 05/31/24)(b)	615	602,540
6.38%, 09/01/29 (Call 09/01/25)(b)	1,335	1,222,641
7.38%, 03/01/31 (Call 03/01/26)(b)(c)	1,005	953,825
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	1,055	880,183
2.30%, 02/01/32 (Call 11/01/31)	843	629,276
2.80%, 04/01/31 (Call 01/01/31)	1,380	1,097,327
3.50%, 06/01/41 (Call 12/01/40)	1,092	698,190
3.50%, 03/01/42 (Call 09/01/41)	880	557,411
3.70%, 04/01/51 (Call 10/01/50)	1,595	931,342
3.75%, 02/15/28 (Call 11/15/27)	1,004	919,262
3.85%, 04/01/61 (Call 10/01/60)	1,960	1,092,968
3.90%, 06/01/52 (Call 12/01/51)	2,262	1,362,837
3.95%, 06/30/62 (Call 12/30/61)	1,580	898,392
4.20%, 03/15/28 (Call 12/15/27)	1,406	1,307,512
4.40%, 04/01/33 (Call 01/01/33)	735	627,685
4.40%, 12/01/61 (Call 06/01/61)	1,395	863,643
4.80%, 03/01/50 (Call 09/01/49)	2,282	1,594,778
4.91%, 07/23/25 (Call 04/23/25)	4,067	4,012,211
5.05%, 03/30/29 (Call 12/30/28)	2,023	1,909,529
5.13%, 07/01/49 (Call 01/01/49)	1,890	1,386,088
5.25%, 04/01/53 (Call 10/01/52)	1,209	908,810
5.38%, 04/01/38 (Call 10/01/37)	828	683,738
5.38%, 05/01/47 (Call 11/01/46)	1,680	1,286,554
5.50%, 04/01/63 (Call 10/01/62)	990	734,520
5.75%, 04/01/48 (Call 10/01/47)	1,970	1,584,349
6.15%, 11/10/26 (Call 10/10/26)	1,590	1,593,838
6.38%, 10/23/35 (Call 04/23/35)	1,590	1,501,227
6.48%, 10/23/45 (Call 04/23/45)	2,646	2,341,219
6.65%, 02/01/34 (Call 11/01/33)(c)	1,670	1,646,046
6.83%, 10/23/55 (Call 04/23/55)	687	626,539
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	1,469	1,151,565
1.95%, 01/15/31 (Call 10/15/30)	1,969	1,589,911
2.35%, 01/15/27 (Call 10/15/26)	1,282	1,187,724
2.45%, 08/15/52 (Call 02/15/52)	1,616	879,313
2.65%, 02/01/30 (Call 11/01/29)	1,804	1,564,281
Security	Par (000)	Value
Media (continued)
2.65%, 08/15/62 (Call 02/15/62)	$978	$511,689
2.80%, 01/15/51 (Call 07/15/50)	1,328	790,723
2.89%, 11/01/51 (Call 05/01/51)	3,493	2,110,678
2.94%, 11/01/56 (Call 05/01/56)	4,470	2,604,736
2.99%, 11/01/63 (Call 05/01/63)	2,584	1,472,075
3.15%, 03/01/26 (Call 12/01/25)	1,295	1,247,135
3.15%, 02/15/28 (Call 11/15/27)	1,840	1,704,287
3.20%, 07/15/36 (Call 01/15/36)	1,122	881,284
3.25%, 11/01/39 (Call 05/01/39)	1,290	956,410
3.30%, 02/01/27 (Call 11/01/26)	857	814,989
3.30%, 04/01/27 (Call 02/01/27)	889	842,304
3.38%, 08/15/25 (Call 05/15/25)	2,293	2,234,230
3.40%, 04/01/30 (Call 01/01/30)	1,173	1,055,633
3.40%, 07/15/46 (Call 01/15/46)	1,662	1,164,683
3.45%, 02/01/50 (Call 08/01/49)	1,357	931,069
3.55%, 05/01/28 (Call 02/01/28)	785	736,043
3.75%, 04/01/40 (Call 10/01/39)	1,705	1,350,892
3.90%, 03/01/38 (Call 09/01/37)	970	803,811
3.95%, 10/15/25 (Call 08/15/25)	1,610	1,575,947
3.97%, 11/01/47 (Call 05/01/47)	1,492	1,129,596
4.00%, 08/15/47 (Call 02/15/47)	1,024	781,659
4.00%, 03/01/48 (Call 09/01/47)	1,210	925,203
4.00%, 11/01/49 (Call 05/01/49)	1,817	1,371,986
4.05%, 11/01/52 (Call 05/01/52)	1,264	950,865
4.15%, 10/15/28 (Call 07/15/28)	2,147	2,056,640
4.20%, 08/15/34 (Call 02/15/34)	1,427	1,279,556
4.25%, 10/15/30 (Call 07/15/30)	1,180	1,107,913
4.25%, 01/15/33	1,576	1,441,515
4.40%, 08/15/35 (Call 02/15/35)	916	824,375
4.55%, 01/15/29 (Call 12/15/28)	770	748,241
4.60%, 10/15/38 (Call 04/15/38)	878	780,656
4.60%, 08/15/45 (Call 02/15/45)	1,503	1,270,927
4.65%, 02/15/33 (Call 11/15/32)	875	828,034
4.65%, 07/15/42	679	588,549
4.70%, 10/15/48 (Call 04/15/48)	1,561	1,342,590
4.75%, 03/01/44	532	465,856
4.80%, 05/15/33 (Call 02/15/33)	790	752,280
4.95%, 10/15/58 (Call 04/15/58)	884	769,512
5.25%, 11/07/25	365	364,432
5.35%, 11/15/27 (Call 10/15/27)	960	965,247
5.35%, 05/15/53 (Call 11/15/52)	1,465	1,364,811
5.50%, 11/15/32 (Call 08/15/32)	1,214	1,220,503
5.50%, 05/15/64 (Call 11/15/63)	775	722,127
5.65%, 06/15/35	1,222	1,221,293
6.45%, 03/15/37	419	443,195
6.50%, 11/15/35	903	964,225
6.55%, 07/01/39	419	446,983
6.95%, 08/15/37	466	512,436
7.05%, 03/15/33	726	797,479
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(b)	1,463	1,145,690
2.60%, 06/15/31 (Call 03/15/31)(b)	635	513,955
2.95%, 10/01/50 (Call 04/01/50)(b)	575	332,625
3.35%, 09/15/26 (Call 06/15/26)(b)	1,110	1,054,067
3.50%, 08/15/27 (Call 05/15/27)(b)	1,285	1,206,436
3.60%, 06/15/51 (Call 12/15/50)(b)	865	569,497
4.50%, 06/30/43 (Call 12/30/42)(b)	721	566,457
4.60%, 08/15/47 (Call 02/15/47)(b)(c)	285	221,401
4.70%, 12/15/42(b)	341	275,970
4.80%, 02/01/35 (Call 08/01/34)(b)	672	601,502
5.45%, 09/15/28 (Call 08/15/28)(b)	1,127	1,121,578

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.70%, 06/15/33 (Call 03/15/33)(b)	$1,080	$1,056,099
5.80%, 12/15/53 (Call 06/15/53)(b)	605	562,863
8.38%, 03/01/39(b)	542	620,543
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	915	566,243
4.13%, 12/01/30 (Call 12/01/25)(b)	988	630,194
4.50%, 11/15/31 (Call 11/15/26)(b)	1,330	844,221
4.63%, 12/01/30 (Call 12/01/25)(b)	2,100	909,787
5.00%, 11/15/31 (Call 11/15/26)(b)	440	187,242
5.38%, 02/01/28 (Call 05/31/24)(b)	910	700,295
5.50%, 04/15/27 (Call 05/31/24)(b)	1,175	963,184
5.75%, 01/15/30 (Call 01/15/25)(b)	2,025	886,092
6.50%, 02/01/29 (Call 05/13/24)(b)	1,745	1,306,215
7.50%, 04/01/28 (Call 05/13/24)(b)(c)	927	501,887
11.25%, 05/15/28 (Call 05/15/25)(b)	905	800,729
11.75%, 01/31/29 (Call 01/31/26)(b)	1,900	1,696,580
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 05/31/24)(b)	305	178,247
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(b)	685	665,829
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(b)	3,293	3,067,445
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	963	837,471
3.95%, 06/15/25 (Call 03/15/25)	178	173,952
3.95%, 03/20/28 (Call 12/20/27)	1,355	1,258,966
4.00%, 09/15/55 (Call 03/15/55)	1,574	984,304
4.13%, 05/15/29 (Call 02/15/29)	747	683,334
4.65%, 05/15/50 (Call 11/15/49)	1,008	727,664
4.88%, 04/01/43	615	479,485
4.90%, 03/11/26 (Call 12/11/25)	557	548,029
5.00%, 09/20/37 (Call 03/20/37)	664	558,784
5.20%, 09/20/47 (Call 03/20/47)	1,204	942,127
5.30%, 05/15/49 (Call 11/15/48)	978	767,952
6.35%, 06/01/40	1,045	986,069
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	2,645	2,082,430
5.75%, 12/01/28 (Call 12/01/27)(b)	2,230	1,511,389
7.38%, 07/01/28 (Call 05/13/24)	890	397,212
7.75%, 07/01/26	1,789	1,125,054
5.13%, 06/01/29	1,365	549,775
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(b)	3,125	3,151,672
FactSet Research Systems Inc.
2.90%, 03/01/27 (Call 02/01/27)	460	426,737
3.45%, 03/01/32 (Call 12/01/31)	160	135,695
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	1,055	941,901
4.71%, 01/25/29 (Call 10/25/28)	2,071	2,002,805
5.48%, 01/25/39 (Call 07/25/38)	1,287	1,178,973
5.58%, 01/25/49 (Call 07/25/48)	1,590	1,412,466
6.50%, 10/13/33 (Call 07/13/33)	820	841,405
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 05/31/24)(b)	256	236,946
GCI LLC, 4.75%, 10/15/28 (Call 05/16/24)(b)	554	494,130
Globo Comunicacao e Participacoes SA, 4.88%, 01/22/30(d)	600	522,415
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(b)(c)	715	430,217
5.38%, 11/15/31 (Call 11/15/26)(b)	1,150	689,174
Security	Par (000)	Value
Media (continued)
5.88%, 07/15/26 (Call 05/31/24)(b)	$640	$616,495
7.00%, 05/15/27 (Call 05/13/24)(b)(c)	754	686,772
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	310	248,202
5.25%, 05/24/49 (Call 11/24/48)	140	116,774
6.13%, 01/31/46 (Call 07/31/45)(c)	935	872,290
6.63%, 01/15/40	973	945,677
8.50%, 03/11/32	323	361,451
Historic TW Inc., 8.30%, 01/15/36(g)	8	8,934
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 05/31/24)(b)(c)	460	328,341
5.25%, 08/15/27 (Call 05/16/24)(b)(c)	670	490,847
6.38%, 05/01/26 (Call 05/16/24)	693	585,553
8.38%, 05/01/27 (Call 05/16/24)(c)	832	441,563
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	765	638,310
6.75%, 10/15/27 (Call 05/31/24)(b)	1,035	957,647
Liberty Interactive LLC
8.25%, 02/01/30	405	224,766
8.50%, 07/15/29(c)	299	166,479
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	765	709,642
8.00%, 08/01/29 (Call 08/01/24)(b)	585	538,420
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 05/16/24)(b)	343	327,776
NBCUniversal Media LLC
4.45%, 01/15/43	1,165	978,205
5.95%, 04/01/41(c)	1,173	1,179,094
6.40%, 04/30/40	260	275,013
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)	825	740,940
5.13%, 02/15/32 (Call 02/15/27)(b)	470	430,880
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(b)(c)	890	790,430
5.63%, 07/15/27 (Call 05/13/24)(b)	1,525	1,433,865
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(c)	320	292,774
3.38%, 02/15/28 (Call 11/15/27)	537	478,891
3.70%, 06/01/28 (Call 03/01/28)	527	471,376
4.20%, 06/01/29 (Call 03/01/29)	562	498,793
4.20%, 05/19/32 (Call 02/19/32)	862	704,690
4.38%, 03/15/43	1,404	929,483
4.60%, 01/15/45 (Call 07/15/44)	480	322,151
4.85%, 07/01/42 (Call 01/01/42)	458	327,466
4.90%, 08/15/44 (Call 02/15/44)	578	403,763
4.95%, 01/15/31 (Call 10/15/30)	910	800,689
4.95%, 05/19/50 (Call 11/19/49)	838	585,019
5.25%, 04/01/44 (Call 10/01/43)	350	252,394
5.50%, 05/15/33	360	310,848
5.85%, 09/01/43 (Call 03/01/43)	1,002	793,587
5.90%, 10/15/40 (Call 04/15/40)	364	297,246
6.25%, 02/28/57 (Call 02/28/27), (3-mo. LIBOR US + 3.899%)(a)	585	512,723
6.38%, 03/30/62 (Call 03/30/27), (5-year CMT + 3.999%)(a)	830	767,759
6.88%, 04/30/36	1,188	1,107,042
7.88%, 07/30/30	781	807,402
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 05/31/24)(b)	801	611,843
6.50%, 09/15/28 (Call 05/31/24)(b)	903	377,586
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 05/31/24)(b)	$485	$358,382
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	395	233,122
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 05/31/24)(b)(c)	405	319,764
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	680	467,415
5.13%, 02/15/27 (Call 05/16/24)(b)(c)	260	233,814
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	460	318,677
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 05/31/24)(b)	1,005	937,368
3.88%, 09/01/31 (Call 09/01/26)(b)(c)	1,340	1,077,223
4.00%, 07/15/28 (Call 07/15/24)(b)	1,780	1,585,800
4.13%, 07/01/30 (Call 07/01/25)(b)	1,432	1,217,200
5.00%, 08/01/27 (Call 05/31/24)(b)	1,338	1,264,186
5.50%, 07/01/29 (Call 07/01/24)(b)	1,084	1,009,984
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	1,220	1,291,434
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	1,125	983,880
Sunrise HoldCo IV BV, 5.50%, 01/15/28 (Call 05/13/24)(b)	420	396,532
TCI Communications Inc.
7.13%, 02/15/28	735	779,950
7.88%, 02/15/26	1,119	1,164,126
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(c)	924	837,065
4.75%, 03/15/26 (Call 05/31/24)(b)	420	406,211
5.00%, 09/15/29 (Call 09/15/24)	995	877,273
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Call 01/30/25)(d)	600	526,785
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 05/13/24)(b)	800	757,591
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	838	801,446
5.50%, 08/15/35	689	677,468
5.65%, 11/23/43 (Call 05/23/43)	505	474,329
5.85%, 04/15/40	340	337,860
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	858	928,238
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	1,306	917,488
5.50%, 09/01/41 (Call 03/01/41)	1,423	1,130,580
5.88%, 11/15/40 (Call 05/15/40)	1,464	1,210,600
6.55%, 05/01/37	1,485	1,350,683
6.75%, 06/15/39	1,624	1,485,923
7.30%, 07/01/38	995	964,614
Townsquare Media Inc., 6.88%, 02/01/26 (Call 05/31/24)(b)	465	451,334
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	1,328	1,231,817
2.95%, 06/15/27	661	621,535
3.00%, 02/13/26	1,079	1,035,373
3.00%, 07/30/46	655	430,459
3.15%, 09/17/25	1,042	1,009,840
3.70%, 12/01/42	485	377,180
4.13%, 06/01/44	1,378	1,123,766
4.38%, 08/16/41	427	363,112
Series B, 7.00%, 03/01/32	318	350,560
Series E, 4.13%, 12/01/41	727	602,514
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/31/24)(b)	900	781,156
Security	Par (000)	Value
Media (continued)
6.63%, 06/01/27 (Call 05/13/24)(b)	$1,361	$1,314,367
7.38%, 06/30/30 (Call 06/30/25)(b)	845	809,894
8.00%, 08/15/28 (Call 08/15/25)(b)	1,307	1,307,921
Urban One Inc., 7.38%, 02/01/28 (Call 05/31/24)(b)	660	535,464
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)(c)	470	417,817
5.13%, 04/15/27 (Call 05/31/24)(b)	561	543,335
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	835	683,619
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	825	697,196
5.50%, 05/15/29 (Call 05/15/24)(b)	1,271	1,156,312
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 05/31/24)(b)	455	405,458
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	1,360	1,147,790
Walt Disney Co. (The)
1.75%, 01/13/26	1,567	1,475,690
2.00%, 09/01/29 (Call 06/01/29)	2,032	1,731,477
2.20%, 01/13/28	1,288	1,165,286
2.65%, 01/13/31	1,816	1,553,695
2.75%, 09/01/49 (Call 03/01/49)	2,180	1,345,760
3.38%, 11/15/26 (Call 08/15/26)	696	664,780
3.50%, 05/13/40 (Call 11/13/39)	1,810	1,409,456
3.60%, 01/13/51 (Call 07/13/50)	1,962	1,422,109
3.70%, 10/15/25 (Call 07/15/25)	1,514	1,477,052
3.70%, 03/23/27	945	909,378
3.80%, 03/22/30	1,505	1,396,700
3.80%, 05/13/60 (Call 11/13/59)	420	303,541
4.63%, 03/23/40 (Call 09/23/39)	765	694,344
4.70%, 03/23/50 (Call 09/23/49)(c)	1,075	951,534
4.75%, 09/15/44 (Call 03/15/44)	817	724,122
4.75%, 11/15/46 (Call 05/15/46)	557	487,526
4.95%, 10/15/45 (Call 04/15/45)	585	528,868
5.40%, 10/01/43	586	566,585
6.15%, 03/01/37	421	441,110
6.15%, 02/15/41	622	651,641
6.20%, 12/15/34	1,213	1,292,556
6.40%, 12/15/35	934	1,001,629
6.55%, 03/15/33	1,023	1,118,435
6.65%, 11/15/37	1,219	1,341,834
7.75%, 12/01/45	425	531,220
Warner Media LLC, 7.63%, 04/15/31	110	114,786
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(b)	460	382,099
6.00%, 01/15/27 (Call 05/31/24)(b)	565	555,532
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	860	753,563
		267,459,606
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 05/16/24)(b)	280	271,226
6.38%, 06/15/30 (Call 07/15/25)(b)	461	458,778
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 05/31/24)	315	299,358
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	1,106	1,078,758
3.90%, 01/15/43 (Call 07/15/42)	120	96,413
4.38%, 06/15/45 (Call 12/15/44)	270	227,545
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)(c)	465	420,614

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metal Fabricate & Hardware (continued)
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	$385	$341,098
4.50%, 12/15/28 (Call 09/15/28)	159	152,402
Vallourec SACA, 7.50%, 04/15/32 (Call 04/15/27)(b)	535	540,382
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	164	137,699
5.25%, 10/01/54 (Call 04/01/54)	220	186,471
		4,210,744
Mining — 0.4%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 05/16/24)(b)	865	791,261
5.50%, 12/15/27 (Call 05/31/24)(b)(c)	1,170	1,150,545
6.13%, 05/15/28 (Call 05/31/24)(b)	687	681,714
7.13%, 03/15/31 (Call 03/15/27)(b)	400	404,808
Anglo American Capital PLC
2.25%, 03/17/28(d)	400	352,714
2.63%, 09/10/30 (Call 06/10/30)(d)	1,000	838,434
2.88%, 03/17/31 (Call 12/17/30)(d)	400	335,627
3.88%, 03/16/29 (Call 01/16/29)(c)(d)	400	369,681
3.95%, 09/10/50(d)	400	290,268
4.00%, 09/11/27(b)	893	846,134
4.50%, 03/15/28 (Call 12/15/27)(b)	605	580,603
4.75%, 04/10/27(b)	705	686,377
4.75%, 03/16/52(d)	600	492,625
4.88%, 05/14/25(b)	380	375,641
5.50%, 05/02/33(d)	755	736,212
5.63%, 04/01/30(d)	700	696,918
5.75%, 04/05/34 (Call 01/05/34)(b)	400	395,179
6.00%, 04/05/54 (Call 10/05/53)(b)	200	197,301
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	795	708,366
3.75%, 10/01/30 (Call 07/01/30)	654	563,643
6.50%, 04/15/40	200	196,143
Antofagasta PLC
2.38%, 10/14/30(d)	600	481,366
5.63%, 05/13/32(d)	400	385,882
6.25%, 05/02/34 (Call 02/02/34)(b)	400	398,218
Arsenal AIC Parent LLC
8.00%, 10/01/30 (Call 10/01/26)(b)	605	631,164
11.50%, 10/01/31 (Call 10/01/26)(b)	450	500,908
Barrick Gold Corp., 6.45%, 10/15/35	95	99,292
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	580	597,389
Barrick North America Finance LLC
5.70%, 05/30/41	617	603,570
5.75%, 05/01/43	701	687,913
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	970	960,897
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	923	761,191
4.75%, 02/28/28 (Call 01/28/28)	675	662,416
4.88%, 02/27/26	714	706,788
4.90%, 02/28/33 (Call 11/28/32)	565	541,219
5.00%, 09/30/43	2,540	2,312,688
5.10%, 09/08/28 (Call 08/08/28)	940	932,929
5.25%, 09/08/26	915	912,693
5.25%, 09/08/30 (Call 07/08/30)	1,380	1,368,323
5.25%, 09/08/33 (Call 06/08/33)	1,390	1,362,342
5.50%, 09/08/53 (Call 03/08/53)	495	478,763
6.42%, 03/01/26	285	289,617
Security	Par (000)	Value
Mining (continued)
Century Aluminum Co., 7.50%, 04/01/28 (Call 05/31/24)(b)(c)	$218	$218,374
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26 (Call 06/28/26)(d)	600	553,569
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	1,000	930,532
2.95%, 02/24/27 (Call 01/24/27)(d)	400	372,937
Cia. de Minas Buenaventura SAA, 5.50%, 07/23/26 (Call 05/30/24)(d)	400	384,069
Coeur Mining Inc., 5.13%, 02/15/29 (Call 05/31/24)(b)(c)	346	324,447
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 05/13/24)(b)	465	436,837
Constellium SE
3.75%, 04/15/29 (Call 05/13/24)(b)	465	412,594
5.63%, 06/15/28 (Call 05/13/24)(b)	320	308,830
5.88%, 02/15/26 (Call 05/31/24)(b)	255	252,901
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(d)	1,000	863,389
3.15%, 01/14/30 (Call 10/14/29)(d)	1,000	861,848
3.15%, 01/15/51(d)	600	349,273
3.63%, 08/01/27 (Call 05/01/27)(d)	1,000	931,479
3.70%, 01/30/50 (Call 07/30/49)(d)	2,629	1,699,013
3.75%, 01/15/31 (Call 10/15/30)(d)	600	520,401
4.25%, 07/17/42(b)	600	450,351
4.38%, 02/05/49 (Call 08/05/48)(d)	1,200	882,021
4.50%, 09/16/25(d)	400	391,800
4.50%, 08/01/47 (Call 02/01/47)(d)	1,250	940,390
4.88%, 11/04/44(d)	800	642,115
5.13%, 02/02/33 (Call 11/02/32)(d)	400	368,376
5.63%, 09/21/35(b)(c)	200	189,233
5.63%, 10/18/43(d)	800	712,638
5.95%, 01/08/34 (Call 10/08/33)(d)	1,600	1,550,530
6.15%, 10/24/36(b)	400	390,196
6.30%, 09/08/53 (Call 03/08/53)(d)	1,200	1,133,496
6.44%, 01/26/36 (Call 10/26/35)(d)	1,200	1,194,178
Eldorado Gold Corp., 6.25%, 09/01/29	375	353,373
Endeavour Mining PLC, 5.00%, 10/14/26(d)	400	375,675
First Quantum Minerals Ltd.
6.88%, 10/15/27 (Call 05/10/24)(d)	1,425	1,368,545
8.63%, 06/01/31 (Call 06/01/26)(d)	1,200	1,160,611
9.38%, 03/01/29 (Call 03/01/26)(b)	1,400	1,446,165
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(b)	1,340	1,179,202
4.50%, 09/15/27 (Call 06/15/27)(b)	530	499,733
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	630	605,379
6.13%, 04/15/32 (Call 01/15/32)(b)	720	697,223
Freeport Indonesia PT
4.76%, 04/14/27 (Call 03/14/27)(d)	600	579,629
5.32%, 04/14/32 (Call 01/01/32)(d)	1,000	944,943
6.20%, 04/14/52 (Call 10/14/51)(d)	1,000	935,832
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 05/31/24)	535	503,195
4.25%, 03/01/30 (Call 03/01/25)	600	554,799
4.38%, 08/01/28 (Call 05/31/24)	536	508,735
4.63%, 08/01/30 (Call 08/01/25)	725	681,245
5.00%, 09/01/27 (Call 05/31/24)	475	466,240
5.25%, 09/01/29 (Call 09/01/24)	455	452,503
5.40%, 11/14/34 (Call 05/14/34)	960	924,427
5.45%, 03/15/43 (Call 09/15/42)	1,551	1,422,981
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(d)	$800	$583,246
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	330	302,655
6.00%, 11/15/41(b)	273	261,016
6.90%, 11/15/37(b)	695	726,274
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	878	830,522
1.63%, 04/27/26 (Call 03/27/26)(b)	585	539,909
2.50%, 09/01/30 (Call 06/01/30)(b)	682	564,367
2.63%, 09/23/31 (Call 06/23/31)(b)	510	412,618
2.85%, 04/27/31 (Call 01/27/31)(b)	170	140,992
3.38%, 09/23/51 (Call 03/23/51)(b)	370	236,120
3.88%, 10/27/27 (Call 07/27/27)(b)	770	725,443
3.88%, 04/27/51 (Call 10/27/50)(b)	501	349,280
4.00%, 03/27/27 (Call 12/27/26)(b)	1,078	1,030,135
4.88%, 03/12/29 (Call 12/12/28)(b)(c)	1,375	1,326,807
5.34%, 04/04/27(b)	475	470,100
5.37%, 04/04/29 (Call 03/04/29)(b)	520	510,698
5.40%, 05/08/28 (Call 04/08/28)(b)	1,037	1,024,528
5.63%, 04/04/34 (Call 01/04/34)(b)	475	459,590
5.70%, 05/08/33 (Call 02/08/33)(b)	690	675,725
5.89%, 04/04/54 (Call 10/04/53)(b)	60	56,792
6.13%, 10/06/28 (Call 09/06/28)(b)	380	384,865
6.38%, 10/06/30 (Call 08/06/30)(b)	440	451,632
6.50%, 10/06/33 (Call 07/06/33)(b)	435	448,349
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(d)	400	402,054
Hecla Mining Co., 7.25%, 02/15/28 (Call 05/16/24)	445	444,930
Hudbay Minerals Inc.
4.50%, 04/01/26 (Call 05/10/24)(d)	510	493,786
6.13%, 04/01/29 (Call 05/10/24)(d)	470	460,979
Indonesia Asahan Aluminium Persero PT, 6.76%, 11/15/48(d)	200	199,972
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	600	590,990
5.45%, 05/15/30 (Call 02/15/30)(d)	1,200	1,157,618
5.80%, 05/15/50 (Call 11/15/49)(d)	400	353,613
6.53%, 11/15/28(d)	700	714,692
Industrias Penoles SAB de CV
4.15%, 09/12/29 (Call 06/12/29)(d)	600	547,424
4.75%, 08/06/50 (Call 02/06/50)(d)	400	302,645
5.65%, 09/12/49 (Call 03/12/49)(d)	400	347,444
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 05/16/24)(b)	235	237,029
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	465	407,352
4.63%, 03/01/28 (Call 05/31/24)(b)	445	414,653
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	722	695,287
6.25%, 07/15/33 (Call 04/15/33)(b)	720	731,508
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(d)	1,000	746,072
Minmetals Bounteous Finance BVI Ltd.
4.20%, 07/27/26(d)	1,000	966,292
4.75%, 07/30/25(d)	200	197,302
Minsur SA, 4.50%, 10/28/31(d)	400	346,111
New Gold Inc., 7.50%, 07/15/27 (Call 05/31/24)(b)	310	307,968
Security	Par (000)	Value
Mining (continued)
Newcastle Coal Infrastructure Group Pty. Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)(c)	$451	$421,716
4.70%, 05/12/31 (Call 02/12/31)(b)	573	508,305
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	950	788,410
2.60%, 07/15/32 (Call 04/15/32)	890	722,691
2.80%, 10/01/29 (Call 07/01/29)	850	745,531
4.88%, 03/15/42 (Call 09/15/41)	1,211	1,083,417
5.45%, 06/09/44 (Call 12/09/43)	365	343,575
5.88%, 04/01/35	286	289,023
6.25%, 10/01/39	911	943,852
Newmont Corp./Newcrest Finance Pty Ltd.
3.25%, 05/13/30 (Call 02/13/30)(b)	762	674,615
4.20%, 05/13/50 (Call 11/13/49)(b)	376	294,262
5.30%, 03/15/26(b)	460	457,085
5.35%, 03/15/34 (Call 12/15/33)(b)	485	473,229
5.75%, 11/15/41 (Call 08/15/41)(b)	400	392,992
Nexa Resources SA
6.50%, 01/18/28 (Call 10/18/27)(d)	271	271,227
6.75%, 04/09/34 (Call 01/09/34)(b)	400	401,421
Northern Star Resources Ltd., 6.13%, 04/11/33 (Call 01/11/33)(b)	670	660,095
Novelis Corp.
3.25%, 11/15/26 (Call 05/31/24)(b)	645	603,054
3.88%, 08/15/31 (Call 08/15/26)(b)	685	580,303
4.75%, 01/30/30 (Call 01/30/25)(b)	1,430	1,302,906
Perenti Finance Pty Ltd.
6.50%, 10/07/25 (Call 05/13/24)(b)	315	315,743
7.50%, 04/26/29 (Call 04/26/26)(b)	325	328,662
Rio Tinto Alcan Inc.
5.75%, 06/01/35	197	200,011
6.13%, 12/15/33	521	543,826
7.25%, 03/15/31	405	442,638
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	1,075	649,690
5.20%, 11/02/40	841	800,316
7.13%, 07/15/28	700	747,813
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	596	491,360
4.75%, 03/22/42 (Call 09/22/41)	453	407,442
5.00%, 03/09/33 (Call 12/09/32)	815	796,173
5.13%, 03/09/53 (Call 09/09/52)	1,135	1,043,730
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	600	560,849
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	210	185,393
Southern Copper Corp.
5.25%, 11/08/42	1,253	1,139,343
5.88%, 04/23/45	1,346	1,304,178
6.75%, 04/16/40	983	1,056,706
7.50%, 07/27/35	690	780,578
Stillwater Mining Co.
4.00%, 11/16/26 (Call 05/30/24)(d)	400	357,487
4.50%, 11/16/29 (Call 11/16/25)(d)	600	471,425
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(b)	422	428,774
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (Call 05/30/24)(d)	600	484,122
13.88%, 12/09/28 (Call 09/11/24)(d)	840	762,331
Vedanta Resources Ltd., 13.88%, 12/09/28 (Call 05/30/24)(d)	564	500,740

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
WE Soda Investments Holding PLC
9.38%, 02/14/31 (Call 02/14/27)(d)	$400	$407,628
9.50%, 10/06/28 (Call 10/06/25)(d)	1,000	1,031,162
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	320	259,782
		113,325,009
Multi-National — 0.1%
African Development Bank, 4.13%, 02/25/27	760	742,379
Arab Petroleum Investments Corp., 1.46%, 06/30/25(d)	208	197,835
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	2,082	2,018,819
Corp. Andina de Fomento, 1.63%, 09/23/25	810	764,133
Dexia SA, 4.50%, 03/19/27(b)	175	172,197
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, 4.88%, 07/22/26(d)	200	198,250
International Bank for Reconstruction & Development, 4.50%, 06/26/28 (Call 06/26/26)	9,925	9,667,595
International Development Association
0.38%, 09/23/25(b)(c)	595	555,910
0.88%, 04/28/26(b)	195	179,431
1.00%, 12/03/30(b)	35	27,450
4.88%, 11/01/28(b)	795	795,054
International Finance Facility for Immunisation Co.
1.00%, 04/21/26(d)	131	120,569
4.75%, 11/03/25(d)	100	98,972
Isdb Trust Services No. 2 SARL
4.60%, 03/14/28(d)	200	196,146
4.91%, 10/03/28(d)	1,200	1,187,353
New Development Bank (The), 1.13%, 04/27/26(d)	200	182,398
		17,104,491
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	1,390	1,287,639
3.25%, 02/15/29 (Call 05/31/24)	941	835,525
3.28%, 12/01/28 (Call 10/01/28)	800	715,582
3.57%, 12/01/31 (Call 09/01/31)	1,125	958,887
4.13%, 05/01/25 (Call 05/31/24)	858	842,742
4.25%, 04/01/28 (Call 05/31/24)	945	891,009
Pitney Bowes Inc.
6.88%, 03/15/27 (Call 05/13/24)(b)(c)	365	328,717
7.25%, 03/15/29 (Call 05/13/24)(b)(c)	310	264,405
Xerox Corp.
4.80%, 03/01/35	235	158,886
6.75%, 12/15/39	336	257,360
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	344	334,435
5.50%, 08/15/28 (Call 07/15/28)(b)	685	594,306
8.88%, 11/30/29 (Call 11/30/26)(b)	405	386,187
		7,855,680
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 05/16/24)(b)(c)	275	258,917
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	446	417,206
		676,123
Oil & Gas — 1.7%
3R Lux SARL, 9.75%, 02/05/31 (Call 02/05/27)(d)	400	420,036
Security	Par (000)	Value
Oil & Gas (continued)
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 05/31/24)(b)	$675	$679,901
Aker BP ASA
2.00%, 07/15/26 (Call 06/15/26)(b)	480	442,295
3.10%, 07/15/31 (Call 04/15/31)(b)	368	306,247
3.75%, 01/15/30 (Call 10/15/29)(b)	492	443,320
4.00%, 01/15/31 (Call 10/15/30)(b)	630	561,713
5.60%, 06/13/28 (Call 05/13/28)(b)	465	463,540
6.00%, 06/13/33 (Call 03/13/33)(b)	545	544,232
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	545	518,149
7.63%, 02/01/29 (Call 05/31/24)(b)	373	382,935
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(c)	485	445,584
4.38%, 10/15/28 (Call 07/15/28)	430	401,621
4.75%, 04/15/43 (Call 10/15/42)	435	334,107
5.10%, 09/01/40 (Call 03/01/40)	1,390	1,156,951
5.25%, 02/01/42 (Call 08/01/41)	771	641,018
5.35%, 07/01/49 (Call 01/01/49)	523	426,057
6.00%, 01/15/37	495	480,032
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	315	300,003
7.00%, 11/01/26 (Call 05/31/24)(b)	545	545,469
8.25%, 12/31/28 (Call 05/31/24)(b)	450	458,750
9.00%, 11/01/27 (Call 11/01/26)(b)	315	394,560
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)	192	201,321
Bapco Energies BSCC, 7.50%, 10/25/27(d)	1,000	1,006,682
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(b)	515	520,955
8.50%, 04/30/30 (Call 04/30/26)(b)	680	708,502
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 05/31/24)(b)	355	351,810
BG Energy Capital PLC, 5.13%, 10/15/41(b)	977	877,867
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	600	588,087
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28 (Call 11/15/25)(d)	1,200	1,241,640
10.38%, 11/15/30 (Call 11/15/26)(d)	400	413,764
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	1,145	933,235
2.72%, 01/12/32 (Call 10/12/31)	1,350	1,130,481
2.77%, 11/10/50 (Call 05/10/50)	1,833	1,110,626
2.94%, 06/04/51 (Call 12/04/50)	2,428	1,520,387
3.00%, 02/24/50 (Call 08/24/49)	1,806	1,157,948
3.00%, 03/17/52 (Call 09/17/51)	870	550,146
3.02%, 01/16/27 (Call 10/16/26)	1,070	1,010,505
3.06%, 06/17/41 (Call 12/17/40)	1,130	811,776
3.12%, 05/04/26 (Call 02/04/26)	836	800,403
3.38%, 02/08/61 (Call 08/08/60)	1,613	1,044,437
3.41%, 02/11/26 (Call 12/11/25)	870	840,751
3.54%, 04/06/27 (Call 02/06/27)	508	484,488
3.59%, 04/14/27 (Call 01/14/27)	679	647,845
3.63%, 04/06/30 (Call 01/06/30)	1,057	974,839
3.80%, 09/21/25 (Call 07/21/25)	1,305	1,277,312
3.94%, 09/21/28 (Call 06/21/28)	1,410	1,341,489
4.23%, 11/06/28 (Call 08/06/28)	1,872	1,798,086
4.70%, 04/10/29 (Call 03/10/29)	865	845,885
4.81%, 02/13/33 (Call 11/13/32)	1,730	1,654,629
4.89%, 09/11/33 (Call 06/11/33)	1,170	1,124,511
4.99%, 04/10/34 (Call 01/10/34)	1,035	999,940
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	$1,303	$1,222,951
3.72%, 11/28/28 (Call 08/28/28)	792	743,650
6.45%, (Call 12/01/33), (5-year CMT + 2.153%)(a)(i)	130	131,458
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	200	192,537
Burlington Resources LLC
5.95%, 10/15/36	10	10,261
7.20%, 08/15/31	230	254,495
7.40%, 12/01/31	417	468,390
California Resources Corp., 7.13%, 02/01/26 (Call 05/31/24)(b)	545	548,649
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 05/31/24)(b)(c)	295	281,894
9.75%, 07/15/28 (Call 07/15/25)(b)	275	264,637
Canacol Energy Ltd., 5.75%, 11/24/28 (Call 11/24/24)(d)	600	286,089
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	633	605,139
2.95%, 07/15/30 (Call 04/15/30)	547	470,011
3.85%, 06/01/27 (Call 03/01/27)	1,060	1,008,654
4.95%, 06/01/47 (Call 12/01/46)	795	679,652
5.85%, 02/01/35	536	523,529
6.25%, 03/15/38	1,290	1,300,006
6.45%, 06/30/33	345	357,725
6.50%, 02/15/37	405	413,677
6.75%, 02/01/39	424	440,230
7.20%, 01/15/32	290	312,409
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	580	469,413
3.75%, 02/15/52 (Call 08/15/51)	1,154	800,055
4.25%, 04/15/27 (Call 01/15/27)	665	640,977
5.25%, 06/15/37 (Call 12/15/36)	190	173,285
5.40%, 06/15/47 (Call 12/15/46)	530	473,977
6.75%, 11/15/39	369	388,142
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 05/31/24)(b)	445	440,378
5.88%, 02/01/29 (Call 05/31/24)(b)	455	446,228
6.75%, 04/15/29 (Call 05/31/24)(b)	865	864,592
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,055	1,014,693
2.00%, 05/11/27 (Call 03/11/27)	1,242	1,134,799
2.24%, 05/11/30 (Call 02/11/30)	1,461	1,244,359
2.95%, 05/16/26 (Call 02/16/26)	1,837	1,757,618
3.08%, 05/11/50 (Call 11/11/49)	1,070	713,168
3.33%, 11/17/25 (Call 08/17/25)	1,025	996,107
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,670	1,575,008
1.02%, 08/12/27 (Call 06/12/27)	860	754,134
2.34%, 08/12/50 (Call 02/12/50)	1,353	768,551
3.25%, 10/15/29 (Call 07/15/29)	578	528,475
3.85%, 01/15/28 (Call 10/15/27)	669	644,150
5.25%, 11/15/43 (Call 05/15/43)	425	414,093
6.00%, 03/01/41 (Call 09/01/40)	480	505,630
Chord Energy Corp., 6.38%, 06/01/26 (Call 05/31/24)(b)	370	369,998
Civitas Resources Inc.
5.00%, 10/15/26 (Call 05/31/24)(b)	316	305,902
8.38%, 07/01/28 (Call 07/01/25)(b)	1,215	1,267,801
Security	Par (000)	Value
Oil & Gas (continued)
8.63%, 11/01/30 (Call 11/01/26)(b)	$910	$971,092
8.75%, 07/01/31 (Call 07/01/26)(b)	1,160	1,232,519
CNOOC Finance 2003 Ltd., 5.50%, 05/21/33(b)	10	10,226
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	400	413,715
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	600	569,727
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	900	804,593
3.30%, 09/30/49 (Call 03/30/49)	600	422,864
4.25%, 05/09/43	600	513,791
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	600	556,417
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	420	354,223
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	1,400	1,370,146
4.38%, 05/02/28	800	777,564
CNOOC Petroleum North America ULC
5.88%, 03/10/35	685	718,331
6.40%, 05/15/37	1,140	1,253,232
7.50%, 07/30/39	515	618,743
7.88%, 03/15/32	500	583,565
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	200	209,591
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(b)	455	441,827
7.25%, 03/01/32 (Call 03/01/27)(b)	335	336,292
7.38%, 01/15/31 (Call 01/15/26)(b)(c)	460	466,126
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	865	788,899
6.75%, 03/01/29 (Call 05/16/24)(b)	1,490	1,416,030
Conoco Funding Co., 7.25%, 10/15/31	60	66,573
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	2,089	1,631,916
3.80%, 03/15/52 (Call 09/15/51)	525	385,992
4.03%, 03/15/62 (Call 09/15/61)	1,646	1,212,324
4.30%, 11/15/44 (Call 05/15/44)	743	618,025
4.88%, 10/01/47 (Call 04/01/47)	63	56,159
5.05%, 09/15/33 (Call 06/15/33)	1,120	1,090,708
5.30%, 05/15/53 (Call 11/15/52)	1,055	989,159
5.55%, 03/15/54 (Call 09/15/53)	960	930,330
5.70%, 09/15/63 (Call 03/15/63)	525	514,888
5.90%, 10/15/32	875	914,288
5.90%, 05/15/38	535	545,232
5.95%, 03/15/46 (Call 09/15/45)	120	122,075
6.50%, 02/01/39	360	390,615
6.95%, 04/15/29	1,285	1,379,382
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 05/31/24)(b)	1,185	1,087,256
2.88%, 04/01/32 (Call 01/01/32)(b)	805	642,952
4.38%, 01/15/28 (Call 10/15/27)	1,429	1,362,025
4.90%, 06/01/44 (Call 12/01/43)	629	506,575
5.75%, 01/15/31 (Call 07/15/30)(b)	1,335	1,306,039
Cosan Luxembourg SA
5.50%, 09/20/29 (Call 09/20/24)(d)	600	563,930
7.25%, 06/27/31(d)	600	600,749
7.50%, 06/27/30 (Call 06/27/26)(d)	400	405,070
Coterra Energy Inc.
3.90%, 05/15/27 (Call 02/15/27)	835	794,076
4.38%, 03/15/29 (Call 12/15/28)	417	392,912
5.60%, 03/15/34 (Call 12/15/33)	605	591,207

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Crescent Energy Finance LLC
7.63%, 04/01/32 (Call 04/01/27)(b)	$645	$647,635
9.25%, 02/15/28 (Call 02/15/25)(b)	920	972,231
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/31/24)(b)	356	351,393
5.63%, 10/15/25 (Call 05/31/24)(b)	991	985,198
CVR Energy Inc.
5.75%, 02/15/28 (Call 05/16/24)(b)	359	333,829
8.50%, 01/15/29 (Call 01/15/26)(b)	534	535,205
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	921	869,333
4.75%, 05/15/42 (Call 11/15/41)	738	613,825
5.00%, 06/15/45 (Call 12/15/44)	755	639,772
5.25%, 10/15/27 (Call 05/13/24)	1,291	1,278,507
5.60%, 07/15/41 (Call 01/15/41)	1,142	1,055,257
5.85%, 12/15/25 (Call 09/15/25)	744	744,702
5.88%, 06/15/28 (Call 05/13/24)	344	344,496
7.88%, 09/30/31	109	121,637
7.95%, 04/15/32	260	292,259
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(b)	489	510,555
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	908	786,794
3.25%, 12/01/26 (Call 10/01/26)	1,053	999,066
3.50%, 12/01/29 (Call 09/01/29)	1,084	984,445
4.25%, 03/15/52 (Call 09/15/51)	1,127	865,564
4.40%, 03/24/51 (Call 09/24/50)	588	464,255
5.15%, 01/30/30 (Call 12/30/29)	1,275	1,251,146
5.20%, 04/18/27 (Call 03/18/27)	1,285	1,276,430
5.40%, 04/18/34 (Call 01/18/34)	960	933,782
5.75%, 04/18/54 (Call 10/18/53)	625	596,549
5.90%, 04/18/64 (Call 10/18/63)	535	509,039
6.25%, 03/15/33 (Call 12/15/32)	910	940,330
6.25%, 03/15/53 (Call 09/15/52)	605	619,588
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	950	766,711
5.38%, 06/26/26 (Call 03/26/26)	1,165	1,136,955
5.88%, 05/28/45	1,600	1,132,725
5.88%, 11/02/51 (Call 05/02/51)	800	541,266
6.88%, 04/29/30 (Call 01/29/30)	1,800	1,717,542
7.38%, 09/18/43(c)	840	740,780
8.38%, 01/19/36 (Call 10/19/35)	1,719	1,670,850
8.63%, 01/19/29 (Call 12/19/28)	1,000	1,041,422
8.88%, 01/13/33 (Call 10/13/32)	2,200	2,250,786
EDO Sukuk Ltd., 5.88%, 09/21/33(d)	900	907,185
Empresa Nacional del Petroleo
3.45%, 09/16/31(d)	600	501,122
3.75%, 08/05/26 (Call 05/05/26)(d)	600	570,009
4.50%, 09/14/47 (Call 03/14/47)(d)	450	326,495
5.25%, 11/06/29(d)	600	578,369
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (Call 05/31/24)(b)(c)	585	591,807
8.75%, 05/01/31 (Call 05/01/27)(b)	435	442,778
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 05/03/24)(b)	875	891,765
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(b)(d)	475	446,412
5.38%, 03/30/28 (Call 09/30/27)(b)(d)	600	532,869
5.88%, 03/30/31 (Call 09/30/30)(b)(d)	585	498,235
Security	Par (000)	Value
Oil & Gas (continued)
8.50%, 09/30/33 (Call 09/30/29)(b)(d)	$670	$644,755
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(b)	1,075	1,015,703
5.70%, 10/01/40(b)	325	304,729
Series X-R, 4.75%, 09/12/28(b)	1,675	1,625,324
Eni USA Inc., 7.30%, 11/15/27	668	699,016
EnQuest PLC, 11.63%, 11/01/27 (Call 11/01/24)(b)	225	228,846
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	898	789,697
4.15%, 01/15/26 (Call 10/15/25)	1,025	1,005,261
4.38%, 04/15/30 (Call 01/15/30)	664	635,466
4.95%, 04/15/50 (Call 10/15/49)	1,157	1,045,893
EQT Corp.
3.13%, 05/15/26 (Call 05/31/24)(b)	1,287	1,216,501
3.63%, 05/15/31 (Call 05/15/30)(b)	350	302,324
3.90%, 10/01/27 (Call 07/01/27)	1,360	1,282,437
5.00%, 01/15/29 (Call 07/15/28)	830	800,368
5.70%, 04/01/28 (Call 03/01/28)	358	356,777
5.75%, 02/01/34 (Call 11/01/33)	730	708,504
7.00%, 02/01/30 (Call 11/01/29)	790	825,012
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	2,405	2,265,666
2.38%, 05/22/30 (Call 02/22/30)	2,201	1,884,825
3.00%, 04/06/27 (Call 02/06/27)	786	740,274
3.13%, 04/06/30 (Call 01/06/30)	1,410	1,268,659
3.25%, 11/18/49 (Call 05/18/49)	1,251	855,421
3.63%, 09/10/28 (Call 06/10/28)	1,548	1,461,725
3.63%, 04/06/40 (Call 10/06/39)	335	266,505
3.70%, 04/06/50 (Call 10/06/49)	1,070	791,627
3.95%, 05/15/43	1,031	832,679
4.25%, 11/23/41	262	223,289
4.80%, 11/08/43	499	450,372
5.10%, 08/17/40	724	688,813
6.50%, 12/01/28(b)	770	812,000
7.25%, 09/23/27	429	454,348
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	1,095	1,027,993
2.44%, 08/16/29 (Call 05/16/29)	1,280	1,127,591
2.61%, 10/15/30 (Call 07/15/30)	1,917	1,658,242
3.00%, 08/16/39 (Call 02/16/39)	1,350	1,002,070
3.04%, 03/01/26 (Call 12/01/25)	1,712	1,649,628
3.10%, 08/16/49 (Call 02/16/49)	1,581	1,052,891
3.29%, 03/19/27 (Call 01/19/27)	1,285	1,229,712
3.45%, 04/15/51 (Call 10/15/50)	1,991	1,408,166
3.48%, 03/19/30 (Call 12/19/29)	2,213	2,034,759
3.57%, 03/06/45 (Call 09/06/44)	790	591,976
4.11%, 03/01/46 (Call 09/01/45)	2,229	1,815,387
4.23%, 03/19/40 (Call 09/19/39)	2,318	2,014,051
4.33%, 03/19/50 (Call 09/19/49)	2,567	2,133,051
FORESEA Holding SA, 7.50%, 06/15/30 (Call 05/31/24)(b)(c)	262	243,078
Geopark Ltd., 5.50%, 01/17/27 (Call 05/10/24)(d)	400	358,707
Global Marine Inc., 7.00%, 06/01/28	245	226,566
Gran Tierra Energy Inc., 9.50%, 10/15/29 (Call 10/15/26)(d)	600	563,521
Greenfire Resources Ltd., 12.00%, 10/01/28 (Call 10/01/25)(b)	245	259,795
GS Caltex Corp.
1.63%, 07/27/25(d)	200	189,799
4.50%, 01/05/26	200	195,586
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.38%, 08/07/28(d)	$400	$394,877
Guara Norte Sarl, 5.20%, 06/15/34(d)	557	503,851
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(c)	450	456,396
Harbour Energy PLC, 5.50%, 10/15/26 (Call 05/31/24)(b)	466	456,875
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)	665	539,775
Heritage Petroleum Co. Ltd., 9.00%, 08/12/29 (Call 05/12/25)(d)	400	419,026
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	1,345	1,301,527
5.60%, 02/15/41	1,382	1,340,706
5.80%, 04/01/47 (Call 10/01/46)	606	592,514
6.00%, 01/15/40	1,102	1,105,117
7.13%, 03/15/33	705	771,985
7.30%, 08/15/31	480	527,536
7.88%, 10/01/29	279	309,518
HF Sinclair Corp.
4.50%, 10/01/30 (Call 07/01/30)	450	412,732
5.00%, 02/01/28 (Call 05/13/24)(b)	595	571,923
5.88%, 04/01/26 (Call 01/01/26)	1,191	1,193,803
6.38%, 04/15/27 (Call 05/13/24)(b)	375	375,146
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 05/31/24)(b)	555	534,640
6.00%, 04/15/30 (Call 04/15/25)(b)	465	445,855
6.00%, 02/01/31 (Call 02/01/26)(b)	548	524,880
6.25%, 11/01/28 (Call 05/31/24)(b)	550	541,776
6.25%, 04/15/32 (Call 05/15/27)(b)	450	435,774
8.38%, 11/01/33 (Call 11/01/28)(b)	555	595,570
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(d)	400	378,435
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33 (Call 06/18/33)(d)	400	425,931
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 05/31/24)(b)	475	479,919
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(d)	600	480,590
4.75%, 04/19/27(d)	1,000	959,199
5.38%, 04/24/30(d)	1,000	954,428
5.75%, 04/19/47(d)	1,200	994,745
6.38%, 10/24/48(d)	1,400	1,250,817
Korea National Oil Corp.
2.63%, 04/14/26(d)	600	567,336
3.25%, 10/01/25(d)	400	386,945
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 05/10/24)(d)	600	582,652
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(d)	200	195,967
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)(d)	495	481,770
6.50%, 06/30/27 (Call 12/30/26)(b)(d)	500	468,041
6.75%, 06/30/30 (Call 12/30/29)(b)(d)	560	499,784
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 05/13/24)(b)	336	331,295
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	940	905,387
5.20%, 06/01/45 (Call 12/01/44)	426	364,573
5.30%, 04/01/29 (Call 03/01/29)	530	519,810
5.70%, 04/01/34 (Call 01/01/34)	490	473,463
6.60%, 10/01/37	990	1,006,917
Security	Par (000)	Value
Oil & Gas (continued)
6.80%, 03/15/32	$427	$448,769
Marathon Petroleum Corp.
3.80%, 04/01/28 (Call 01/01/28)	635	598,110
4.50%, 04/01/48 (Call 10/01/47)	587	465,517
4.70%, 05/01/25 (Call 04/01/25)	1,202	1,189,668
4.75%, 09/15/44 (Call 03/15/44)	816	683,925
5.00%, 09/15/54 (Call 03/15/54)	505	422,292
5.13%, 12/15/26 (Call 09/15/26)	656	649,334
6.50%, 03/01/41 (Call 09/01/40)	830	860,302
Matador Resources Co.
6.50%, 04/15/32 (Call 04/15/27)(b)	795	787,913
6.88%, 04/15/28 (Call 04/15/25)(b)	460	463,670
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)	1,711	1,471,922
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 05/30/24)(d)	400	388,090
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29 (Call 10/27/25)(d)	650	666,451
MEG Energy Corp.
5.88%, 02/01/29 (Call 05/13/24)(b)	545	527,096
7.13%, 02/01/27 (Call 05/31/24)(b)	199	200,771
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/24)(b)	545	543,954
10.50%, 05/15/27 (Call 05/31/24)(b)	380	388,597
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	870	892,741
Murphy Oil Corp.
5.88%, 12/01/27 (Call 05/16/24)	405	400,737
5.88%, 12/01/42 (Call 06/01/42)	285	250,841
6.38%, 07/15/28 (Call 07/15/24)	335	334,822
7.05%, 05/01/29	175	181,154
Nabors Industries Inc.
7.38%, 05/15/27 (Call 05/31/24)(b)	625	619,360
9.13%, 01/31/30 (Call 05/31/26)(b)	555	574,144
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 05/31/24)(b)	490	485,254
7.50%, 01/15/28 (Call 05/31/24)(b)(c)	365	345,957
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/28(d)(e)(f)	400	261,159
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(b)	505	521,209
Nogaholding Sukuk Ltd.
5.25%, 04/08/29(d)	600	569,004
6.63%, 05/25/33(d)	400	411,227
Northern Oil & Gas Inc.
8.13%, 03/01/28 (Call 05/31/24)(b)	631	638,348
8.75%, 06/15/31 (Call 06/15/26)(b)	460	484,584
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	503	371,877
4.40%, 04/15/46 (Call 10/15/45)	786	607,248
5.50%, 12/01/25 (Call 09/01/25)	760	755,218
5.55%, 03/15/26 (Call 12/15/25)	1,365	1,358,672
5.88%, 09/01/25 (Call 06/01/25)	655	654,997
6.13%, 01/01/31 (Call 07/01/30)	1,142	1,157,205
6.20%, 03/15/40	880	869,661
6.38%, 09/01/28 (Call 03/01/28)	1,111	1,135,903
6.45%, 09/15/36	1,495	1,539,201
6.60%, 03/15/46 (Call 09/15/45)	940	963,684
6.63%, 09/01/30 (Call 03/01/30)	1,405	1,456,496
7.50%, 05/01/31	1,143	1,244,034
7.88%, 09/15/31	485	538,101
7.95%, 06/15/39	393	444,876

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
8.50%, 07/15/27 (Call 01/15/27)	$522	$558,778
8.88%, 07/15/30 (Call 01/15/30)	801	913,796
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(d)	200	177,423
Oil and Gas Holding Co. BSCC (The), 8.38%, 11/07/28(d)	400	421,730
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	415	394,904
Oil India Ltd., 5.13%, 02/04/29(d)	600	584,860
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	600	574,600
OQ SAOC, 5.13%, 05/06/28(d)	800	776,059
Ovintiv Inc.
5.38%, 01/01/26 (Call 10/01/25)	550	545,696
5.65%, 05/15/25	510	508,310
5.65%, 05/15/28 (Call 04/15/28)	695	694,501
6.25%, 07/15/33 (Call 04/15/33)	515	518,948
6.50%, 08/15/34	596	611,955
6.50%, 02/01/38	476	476,376
6.63%, 08/15/37	488	491,085
7.10%, 07/15/53 (Call 01/15/53)	275	296,067
7.20%, 11/01/31	705	747,858
7.38%, 11/01/31	356	380,637
8.13%, 09/15/30	310	342,132
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	720	653,688
4.63%, 05/01/30 (Call 05/01/25)(b)	736	665,616
5.88%, 07/15/27 (Call 05/31/24)(b)	465	454,383
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	545	505,749
5.15%, 11/15/29 (Call 08/15/29)	319	304,513
7.15%, 10/01/33 (Call 07/01/33)	60	62,427
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)	750	731,594
7.88%, 09/15/30 (Call 09/15/26)(b)	420	432,373
Permian Resources Operating LLC
5.38%, 01/15/26 (Call 05/31/24)(b)	290	285,966
5.88%, 07/01/29 (Call 07/01/24)(b)	620	603,806
7.00%, 01/15/32 (Call 01/15/27)(b)	905	923,795
7.75%, 02/15/26 (Call 05/31/24)(b)	259	261,354
8.00%, 04/15/27 (Call 05/31/24)(b)	505	518,978
9.88%, 07/15/31 (Call 07/15/26)(b)	470	519,706
Pertamina Persero PT
1.40%, 02/09/26 (Call 01/09/26)(d)	600	554,186
2.30%, 02/09/31 (Call 11/09/30)(d)	600	483,121
3.10%, 01/21/30 (Call 10/21/29)(d)	400	348,878
3.10%, 08/27/30 (Call 05/25/30)(c)(d)	1,000	861,097
3.65%, 07/30/29(d)	800	727,320
4.15%, 02/25/60 (Call 08/25/59)(d)	1,000	701,546
4.18%, 01/21/50 (Call 07/21/49)(c)(d)	1,200	883,729
4.70%, 07/30/49(d)	700	561,268
5.63%, 05/20/43(d)	1,200	1,111,976
6.00%, 05/03/42(d)	828	797,222
6.45%, 05/30/44(d)	1,600	1,612,041
6.50%, 05/27/41(d)	400	410,183
6.50%, 11/07/48(d)	400	407,915
Petrobras Global Finance BV
5.09%, 01/15/30	570	532,820
5.50%, 06/10/51 (Call 12/10/50)	750	577,795
5.60%, 01/03/31 (Call 10/03/30)(c)	1,325	1,257,053
6.00%, 01/27/28	615	610,161
6.50%, 07/03/33 (Call 04/03/33)(c)	500	492,602
Security	Par (000)	Value
Oil & Gas (continued)
6.75%, 01/27/41	$500	$473,027
6.85%, 06/05/2115	1,350	1,173,162
6.88%, 01/20/40	638	612,755
6.90%, 03/19/49	550	508,513
7.25%, 03/17/44	800	783,137
7.38%, 01/17/27	1,000	1,029,599
Petrofac Ltd., 9.75%, 11/15/26 (Call 05/31/24)(b)	580	112,278
Petroleos del Peru SA
4.75%, 06/19/32(d)	800	592,294
5.63%, 06/19/47(d)	2,000	1,216,300
Petroleos Mexicanos
4.50%, 01/23/26	1,044	980,685
5.35%, 02/12/28	1,932	1,689,469
5.50%, 06/27/44(c)	550	321,935
5.63%, 01/23/46(c)	862	497,521
5.95%, 01/28/31 (Call 10/28/30)	3,236	2,557,628
6.35%, 02/12/48(c)	1,350	835,024
6.38%, 01/23/45(c)	1,250	778,694
6.49%, 01/23/27 (Call 11/23/26)	1,200	1,125,231
6.50%, 03/13/27	3,515	3,289,756
6.50%, 01/23/29(c)	1,000	883,849
6.50%, 06/02/41	1,714	1,132,337
6.63%, 06/15/35	2,500	1,844,981
6.70%, 02/16/32 (Call 11/16/31)	5,800	4,744,595
6.75%, 09/21/47(c)	4,650	2,967,640
6.84%, 01/23/30 (Call 10/23/29)	2,350	2,037,734
6.88%, 10/16/25 (Call 09/16/25)(c)	750	739,473
6.88%, 08/04/26	2,250	2,178,486
6.95%, 01/28/60 (Call 07/28/59)	3,264	2,076,356
7.69%, 01/23/50 (Call 07/23/49)	7,146	4,984,118
8.75%, 06/02/29 (Call 04/02/29)	1,800	1,737,488
10.00%, 02/07/33 (Call 11/07/32)(c)	1,900	1,861,919
Petroliam Nasional Bhd, 7.63%, 10/15/26(d)	415	434,915
Petron Corp., 5.95%, (Call 04/19/26), (5-year CMT + 7.574%)(a)(d)(i)	400	385,392
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(d)	1,200	977,508
3.40%, 04/28/61 (Call 10/28/60)(d)	1,600	1,027,174
3.50%, 04/21/30 (Call 01/21/30)(d)	2,300	2,065,530
4.50%, 03/18/45(d)	1,500	1,256,217
4.55%, 04/21/50 (Call 10/21/49)(d)	2,250	1,878,555
4.80%, 04/21/60 (Call 10/21/59)(d)	1,000	848,077
Petronas Energy Canada Ltd., 2.11%, 03/23/28 (Call 01/23/28)(d)	400	354,192
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26(d)	600	587,390
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)	706	655,978
2.15%, 12/15/30 (Call 09/15/30)	647	526,369
3.30%, 03/15/52 (Call 09/15/51)	915	594,021
3.90%, 03/15/28 (Call 12/15/27)	981	928,564
4.65%, 11/15/34 (Call 05/15/34)	550	502,857
4.88%, 11/15/44 (Call 05/15/44)	1,748	1,536,870
5.88%, 05/01/42	759	757,338
Phillips 66 Co.
3.15%, 12/15/29 (Call 09/15/29)	744	660,267
3.55%, 10/01/26 (Call 07/01/26)	561	536,760
3.75%, 03/01/28 (Call 12/01/27)	957	900,619
4.68%, 02/15/45 (Call 08/15/44)	548	460,583
4.90%, 10/01/46 (Call 04/01/46)	510	441,545
4.95%, 12/01/27 (Call 11/01/27)	905	892,209
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.25%, 06/15/31 (Call 04/15/31)	$425	$416,328
5.30%, 06/30/33 (Call 03/30/33)	775	752,897
5.65%, 06/15/54 (Call 12/15/53)	595	567,924
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	1,120	1,040,630
1.90%, 08/15/30 (Call 05/15/30)	1,115	915,602
2.15%, 01/15/31 (Call 10/15/30)	629	517,780
5.10%, 03/29/26	1,070	1,062,375
Precision Drilling Corp.
6.88%, 01/15/29 (Call 01/15/25)(b)	356	352,737
7.13%, 01/15/26 (Call 05/16/24)(b)	237	237,146
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27 (Call 04/10/27)(d)	400	366,003
2.99%, 01/15/30 (Call 07/15/29)(d)	200	174,651
3.90%, 12/06/59(c)(d)	600	438,456
6.35%, 06/12/42(b)(c)	400	424,575
Puma International Financing SA, 7.75%, 04/25/29 (Call 04/25/26)(b)	400	405,413
Qatar Energy
1.38%, 09/12/26 (Call 08/12/26)(d)	1,200	1,091,764
2.25%, 07/12/31 (Call 04/12/31)(d)	3,000	2,435,721
QatarEnergy
3.13%, 07/12/41 (Call 01/12/41)(d)	3,200	2,285,732
3.30%, 07/12/51 (Call 01/12/51)(d)	3,600	2,391,739
Raizen Fuels Finance SA
5.30%, 01/20/27(d)	400	393,895
6.45%, 03/05/34 (Call 12/05/33)(b)	800	796,092
6.95%, 03/05/54 (Call 09/05/53)(b)	400	388,899
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	500	460,911
4.88%, 05/15/25 (Call 02/15/25)	590	584,699
8.25%, 01/15/29 (Call 05/16/24)	470	490,317
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	638	640,783
6.33%, 09/30/27(b)	139	141,321
Reliance Industries Ltd.
2.88%, 01/12/32(d)	1,140	937,066
3.63%, 01/12/52(d)	1,750	1,183,148
3.67%, 11/30/27(d)	600	561,517
3.75%, 01/12/62(d)	750	495,043
4.88%, 02/10/45(d)	1,000	862,744
6.25%, 10/19/40(d)	250	255,524
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	635	585,989
SA Global Sukuk Ltd.
1.60%, 06/17/26 (Call 05/17/26)(d)	1,800	1,663,016
2.69%, 06/17/31 (Call 03/17/31)(d)	2,600	2,176,886
Santos Finance Ltd.
3.65%, 04/29/31 (Call 01/29/31)(b)	610	517,317
5.25%, 03/13/29 (Call 12/13/28)(d)	600	572,083
6.88%, 09/19/33 (Call 06/19/33)(b)	680	696,865
Saudi Arabian Oil Co.
1.63%, 11/24/25 (Call 10/24/25)(d)	800	752,522
2.25%, 11/24/30 (Call 08/24/30)(d)	1,800	1,478,159
3.25%, 11/24/50 (Call 05/24/50)(d)	2,200	1,410,976
3.50%, 04/16/29(d)	2,600	2,387,485
3.50%, 11/24/70 (Call 05/24/70)(d)	2,200	1,356,644
4.25%, 04/16/39(d)	2,600	2,186,692
4.38%, 04/16/49(d)	2,700	2,142,687
Seadrill Finance Ltd., 8.38%, 08/01/30 (Call 08/01/26)(b)	525	546,804
Security	Par (000)	Value
Oil & Gas (continued)
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 05/30/24)(d)	$600	$579,852
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29 (Call 10/15/25)(d)	1,000	945,337
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	1,107	960,792
2.50%, 09/12/26	926	869,753
2.75%, 04/06/30 (Call 01/06/30)	1,453	1,276,958
2.88%, 05/10/26	1,740	1,661,384
2.88%, 11/26/41 (Call 05/26/41)	780	546,952
3.00%, 11/26/51 (Call 05/26/51)	1,275	810,141
3.13%, 11/07/49 (Call 05/07/49)	1,672	1,109,613
3.25%, 05/11/25	1,915	1,873,128
3.25%, 04/06/50 (Call 10/06/49)	1,803	1,222,935
3.63%, 08/21/42	560	434,491
3.75%, 09/12/46	1,324	1,005,290
3.88%, 11/13/28 (Call 08/13/28)	1,510	1,435,856
4.00%, 05/10/46	2,251	1,775,785
4.13%, 05/11/35	1,922	1,727,531
4.38%, 05/11/45	2,159	1,810,539
4.55%, 08/12/43	1,121	978,832
5.50%, 03/25/40	793	787,908
6.38%, 12/15/38	2,428	2,623,236
SierraCol Energy Andina LLC, 6.00%, 06/15/28 (Call 06/15/24)(d)	600	517,710
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(d)	450	386,865
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(d)	1,400	1,391,130
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(d)	600	501,001
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(d)	800	752,029
3.50%, 05/03/26(d)	200	192,634
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(d)	825	773,936
3.63%, 04/12/27(d)	200	191,265
4.25%, 04/12/47(d)	200	169,366
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	1,000	935,964
2.15%, 05/13/25 (Call 04/13/25)(d)	700	675,664
2.30%, 01/08/31 (Call 10/08/30)(d)	1,700	1,434,951
2.70%, 05/13/30 (Call 02/13/30)(d)	2,000	1,756,986
2.95%, 08/08/29 (Call 05/08/29)(d)	600	541,008
2.95%, 11/12/29 (Call 08/12/29)(d)	1,200	1,077,890
3.10%, 01/08/51 (Call 07/08/50)(d)	600	406,749
3.35%, 05/13/50(d)	800	567,977
3.44%, 11/12/49(d)	400	290,981
3.68%, 08/08/49(d)	600	457,915
4.13%, 09/12/25(d)	600	587,867
4.25%, 09/12/28(d)	400	386,873
4.60%, 09/12/48(d)	200	177,054
Sinopec Group Overseas Development Ltd., 4.25%, 05/03/46(d)	600	510,240
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (Call 11/01/25)(b)	495	509,948
SM Energy Co.
5.63%, 06/01/25 (Call 05/31/24)	319	317,254
6.50%, 07/15/28 (Call 07/15/24)	345	342,448
6.63%, 01/15/27 (Call 05/31/24)	357	356,529
6.75%, 09/15/26 (Call 05/31/24)	396	394,944

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	$1,025	$923,016
5.38%, 02/01/29 (Call 05/16/24)	625	599,576
5.38%, 03/15/30 (Call 03/15/25)	1,065	1,011,121
8.38%, 09/15/28 (Call 05/16/24)	280	289,256
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 05/31/24)(b)	415	411,001
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	679	471,839
4.00%, 11/15/47 (Call 05/15/47)	871	634,835
5.95%, 12/01/34	654	660,083
6.50%, 06/15/38	1,000	1,026,287
6.80%, 05/15/38	1,080	1,134,491
6.85%, 06/01/39	645	677,416
7.15%, 02/01/32	470	511,123
Sunoco LP
7.00%, 05/01/29 (Call 05/01/26)(b)	680	690,515
7.25%, 05/01/32 (Call 05/01/27)(b)	660	670,314
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/16/24)	735	671,392
4.50%, 04/30/30 (Call 04/30/25)	716	645,155
5.88%, 03/15/28 (Call 05/31/24)	290	284,118
6.00%, 04/15/27 (Call 05/31/24)	545	538,978
7.00%, 09/15/28 (Call 09/15/25)(b)	450	455,564
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(b)	525	553,953
9.38%, 02/01/31 (Call 02/01/27)(b)	580	619,063
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	600	570,496
3.25%, 08/15/30 (Call 02/15/30)(d)	700	557,339
4.00%, 08/15/26(d)	800	753,142
Thaioil Treasury Center Co. Ltd.
2.50%, 06/18/30(d)	1,000	824,982
3.50%, 10/17/49(d)	400	264,598
3.75%, 06/18/50(d)	600	418,159
5.38%, 11/20/48(d)	600	537,135
Tosco Corp., 8.13%, 02/15/30	670	760,163
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	1,130	1,002,105
2.99%, 06/29/41 (Call 12/29/40)	1,125	802,367
3.13%, 05/29/50 (Call 11/29/49)	1,352	903,178
3.39%, 06/29/60 (Call 12/29/59)	893	585,798
3.46%, 02/19/29 (Call 11/19/28)	1,795	1,668,505
3.46%, 07/12/49 (Call 01/12/49)	1,036	734,867
TotalEnergies Capital SA
3.88%, 10/11/28	1,521	1,444,590
5.15%, 04/05/34 (Call 01/05/34)	500	492,929
5.49%, 04/05/54 (Call 10/05/53)	500	486,415
5.64%, 04/05/64 (Call 10/05/63)	500	489,702
Transocean Aquila Ltd., 8.00%, 09/30/28 (Call 09/30/25)(b)	300	305,128
Transocean Inc.
6.80%, 03/15/38(c)	555	449,550
7.50%, 04/15/31	355	321,106
8.00%, 02/01/27 (Call 05/13/24)(b)	477	478,775
8.25%, 05/15/29 (Call 05/15/26)(b)	795	790,089
8.50%, 05/15/31 (Call 05/15/27)(b)	795	790,800
8.75%, 02/15/30 (Call 02/15/26)(b)	959	999,859
9.35%, 12/15/41	160	148,640
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/31/24)(b)	341	339,819
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(b)	$460	$472,221
Tullow Oil PLC, 10.25%, 05/15/26 (Call 05/10/24)(d)	1,303	1,257,395
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(b)	970	996,672
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	616	554,357
2.80%, 12/01/31 (Call 09/01/31)	515	427,248
3.40%, 09/15/26 (Call 06/15/26)	120	114,634
3.65%, 12/01/51 (Call 06/01/51)	760	515,066
4.00%, 04/01/29 (Call 01/01/29)	225	211,044
4.00%, 06/01/52 (Call 12/01/51)	620	447,329
4.35%, 06/01/28 (Call 03/01/28)	363	348,473
4.90%, 03/15/45	814	711,223
6.63%, 06/15/37	1,363	1,439,949
7.50%, 04/15/32	580	647,843
Vantage Drilling International Ltd., 9.50%, 02/15/28 (Call 02/15/25)(b)	150	152,382
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(b)	365	354,249
7.50%, 01/15/28 (Call 12/15/27)(b)	620	647,224
8.00%, 11/15/32 (Call 08/15/32)(b)	405	445,735
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(b)(c)	335	325,885
Viper Energy Inc.
5.38%, 11/01/27 (Call 05/16/24)(b)	380	370,732
7.38%, 11/01/31 (Call 11/01/26)(b)	310	319,518
Vital Energy Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)	275	276,701
7.88%, 04/15/32 (Call 04/15/27)(b)	760	771,452
9.75%, 10/15/30 (Call 10/15/26)	465	506,627
W&T Offshore Inc., 11.75%, 02/01/26 (Call 08/01/24)(b)	240	244,812
Woodside Finance Ltd.
3.70%, 09/15/26 (Call 06/15/26)(b)	715	679,726
3.70%, 03/15/28 (Call 12/15/27)(b)	855	791,936
4.50%, 03/04/29 (Call 12/04/28)(b)	748	709,991
YPF SA
6.95%, 07/21/27(d)	723	655,810
7.00%, 12/15/47 (Call 06/15/47)(d)	600	426,369
8.50%, 07/28/25(d)	976	950,376
9.50%, 01/17/31(d)	700	707,733
		471,723,186
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 05/31/24)(b)	715	701,054
6.88%, 04/01/27 (Call 05/31/24)(b)	457	456,136
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,148	1,075,631
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	475	436,269
3.14%, 11/07/29 (Call 08/07/29)	377	336,781
3.34%, 12/15/27 (Call 09/15/27)	1,003	936,172
4.08%, 12/15/47 (Call 06/15/47)	1,570	1,223,896
4.49%, 05/01/30 (Call 02/01/30)	171	162,546
Bristow Group Inc., 6.88%, 03/01/28 (Call 05/31/24)(b)	330	320,158
CGG SA, 8.75%, 04/01/27 (Call 05/31/24)(b)(c)	465	431,927
COSL Singapore Capital Ltd.
1.88%, 06/24/25 (Call 05/24/25)(d)	200	191,300
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
2.50%, 06/24/30 (Call 03/24/30)(d)	$800	$674,704
4.50%, 07/30/25(d)	200	196,714
Enerflex Ltd., 9.00%, 10/15/27 (Call 10/15/24)(b)	499	511,070
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	764	669,746
3.80%, 11/15/25 (Call 08/15/25)	526	512,232
4.50%, 11/15/41 (Call 05/15/41)	515	435,746
4.75%, 08/01/43 (Call 02/01/43)	1,444	1,252,842
4.85%, 11/15/35 (Call 05/15/35)	1,097	1,033,346
5.00%, 11/15/45 (Call 05/15/45)	1,526	1,364,400
6.70%, 09/15/38	778	835,528
7.45%, 09/15/39	644	744,459
Helix Energy Solutions Group Inc., 9.75%, 03/01/29 (Call 03/01/26)(b)	300	318,958
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 05/13/24)(b)	450	453,631
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 05/31/24)(b)	225	226,353
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(b)	680	687,549
Nine Energy Service Inc., 13.00%, 02/01/28 (Call 02/01/26)(c)	280	220,529
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	333	299,450
3.95%, 12/01/42 (Call 06/01/42)	970	709,694
Oceaneering International Inc. 6.00%, 02/01/28 (Call 11/01/27)	495	482,383
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	655	620,139
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	1,132	1,071,396
4.00%, 12/21/25 (Call 09/21/25)(b)	817	797,190
4.30%, 05/01/29 (Call 02/01/29)(b)	1,045	998,039
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	925	801,060
4.50%, 05/15/28 (Call 04/15/28)	405	395,708
4.85%, 05/15/33 (Call 02/15/33)	365	353,391
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 05/31/24)(b)	380	381,769
TechnipFMC PLC, 6.50%, 02/01/26 (Call 05/31/24)(b)	219	217,284
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(b)	885	878,786
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	670	668,461
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(b)	1,425	1,478,932
Welltec International ApS, 8.25%, 10/15/26 (Call 05/13/24)(b)	267	272,460
		26,835,819
Packaging & Containers — 0.2%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	743	712,658
4.50%, 05/15/28 (Call 02/15/28)	362	347,316
5.63%, 05/26/33 (Call 02/26/33)	450	446,644
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	721	602,892
2.69%, 05/25/31 (Call 02/25/31)	700	575,966
4.00%, 05/17/25 (Call 04/17/25)	300	293,994
Security	Par (000)	Value
Packaging & Containers (continued)
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	$115	$98,670
ARD Finance SA, 6.50%, 06/30/27 (Call 05/31/24), (7.25% PIK)(b)(h)	790	216,628
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/31/24)(b)	550	476,154
4.00%, 09/01/29 (Call 05/31/24)(b)(c)	950	783,822
6.00%, 06/15/27 (Call 06/15/24)(b)	550	533,670
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 05/13/24)(b)	1,088	907,568
5.25%, 04/30/25 (Call 05/31/24)(b)	530	525,069
5.25%, 08/15/27 (Call 05/31/24)(b)(c)	1,625	828,613
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	1,381	1,153,945
3.13%, 09/15/31 (Call 06/15/31)	750	622,593
6.00%, 06/15/29 (Call 05/15/26)	1,085	1,079,337
6.88%, 03/15/28 (Call 11/15/24)	670	681,036
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	1,685	1,569,086
1.65%, 01/15/27 (Call 12/15/26)	952	858,492
4.50%, 02/15/26 (Call 05/31/24)(b)(c)	301	293,142
4.88%, 07/15/26 (Call 05/31/24)(b)	1,870	1,829,633
5.50%, 04/15/28 (Call 03/15/28)	375	370,919
5.63%, 07/15/27 (Call 05/31/24)(b)	465	453,741
5.65%, 01/15/34 (Call 10/15/33)(b)	740	715,703
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	230	224,085
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29 (Call 11/15/24)(d)	525	460,486
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 05/31/24)(b)(c)	155	150,728
5.38%, 01/15/28 (Call 05/31/24)(b)	420	395,156
CCL Industries Inc.
3.05%, 06/01/30 (Call 03/01/30)(b)	960	818,250
3.25%, 10/01/26 (Call 07/01/26)(b)	30	28,140
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 05/16/24)(b)	255	231,611
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	465	463,838
8.75%, 04/15/30 (Call 04/15/25)(b)	950	918,111
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)	435	414,717
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	297	284,710
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 05/31/24)	779	763,079
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	325	334,223
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 05/31/24)(b)	454	410,478
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	255	233,788
3.50%, 03/15/28(b)	413	375,441
3.50%, 03/01/29 (Call 09/01/28)(b)	365	322,848
3.75%, 02/01/30 (Call 08/01/29)(b)	360	313,701
4.75%, 07/15/27 (Call 04/15/27)(b)(c)	260	249,174
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 05/31/24)(b)(c)	620	592,267

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)	$365	$323,819
Klabin Austria GmbH
3.20%, 01/12/31 (Call 10/12/30)(d)	600	493,280
5.75%, 04/03/29 (Call 01/03/29)(d)	600	585,786
7.00%, 04/03/49 (Call 10/03/48)(d)	650	634,021
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	485	432,288
6.75%, 07/15/26 (Call 05/13/24)(b)	645	636,631
8.25%, 11/01/29 (Call 11/01/24)(b)	400	339,081
9.50%, 11/01/28 (Call 11/01/25)(b)	275	275,119
10.50%, 07/15/27 (Call 05/13/24)(b)	615	604,305
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(b)	2,450	2,493,663
9.25%, 04/15/27 (Call 10/15/24)(b)	1,210	1,187,569
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)(c)	380	347,554
Owens-Brockway Glass Container Inc.
6.38%, 08/15/25(b)	255	256,156
6.63%, 05/13/27 (Call 05/31/24)(b)	555	554,550
7.25%, 05/15/31 (Call 05/15/26)(b)	620	621,045
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	473	415,992
3.05%, 10/01/51 (Call 04/01/51)	380	239,511
3.40%, 12/15/27 (Call 09/15/27)	654	611,401
4.05%, 12/15/49 (Call 06/15/49)	370	280,270
5.70%, 12/01/33 (Call 09/01/33)	210	209,251
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27 (Call 05/31/24)(b)	915	850,198
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	445	410,241
Pactiv LLC
7.95%, 12/15/25	170	174,516
8.38%, 04/15/27	130	134,846
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	760	683,252
4.00%, 12/01/27 (Call 09/01/27)(b)	379	350,481
5.00%, 04/15/29 (Call 04/15/25)(b)	400	376,186
5.50%, 09/15/25 (Call 06/15/25)(b)	315	312,876
6.88%, 07/15/33(b)	410	412,867
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(b)	670	662,064
7.25%, 02/15/31 (Call 11/15/26)(b)	375	381,399
Silgan Holdings Inc.
1.40%, 04/01/26 (Call 03/01/26)(b)	531	484,694
4.13%, 02/01/28 (Call 05/16/24)	500	465,716
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (Call 12/15/29)(b)	200	195,409
5.78%, 04/03/54 (Call 10/03/53)(b)	20	19,207
Sonoco Products Co.
2.25%, 02/01/27 (Call 01/01/27)	690	632,918
2.85%, 02/01/32 (Call 11/01/31)	555	456,462
3.13%, 05/01/30 (Call 02/01/30)	810	709,653
5.75%, 11/01/40 (Call 05/01/40)	15	14,501
Stora Enso OYJ, 7.25%, 04/15/36(b)(c)	415	422,725
Trident TPI Holdings Inc., 12.75%, 12/31/28 (Call 12/31/25)(b)	565	610,850
TriMas Corp., 4.13%, 04/15/29 (Call 05/31/24)(b)	365	327,966
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 05/31/24)(b)	$908	$891,918
8.50%, 08/15/27 (Call 05/13/24)(b)	545	539,924
WestRock MWV LLC
7.95%, 02/15/31	150	167,098
8.20%, 01/15/30	357	396,867
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)	494	401,870
3.38%, 09/15/27 (Call 06/15/27)	125	117,288
3.90%, 06/01/28 (Call 03/01/28)	585	549,497
4.00%, 03/15/28 (Call 12/15/27)	695	657,180
4.20%, 06/01/32 (Call 03/01/32)	342	311,683
4.65%, 03/15/26 (Call 01/15/26)	950	932,043
4.90%, 03/15/29 (Call 12/15/28)	813	793,020
		51,350,829
Pharmaceuticals — 1.4%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	445	394,252
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	2,434	2,298,334
3.20%, 05/14/26 (Call 02/14/26)	1,796	1,722,417
3.20%, 11/21/29 (Call 08/21/29)	4,523	4,080,541
3.60%, 05/14/25 (Call 02/14/25)	2,603	2,552,995
4.05%, 11/21/39 (Call 05/21/39)	3,839	3,252,975
4.25%, 11/14/28 (Call 08/14/28)	1,496	1,441,737
4.25%, 11/21/49 (Call 05/21/49)	4,904	4,004,823
4.30%, 05/14/36 (Call 11/14/35)	1,250	1,124,385
4.40%, 11/06/42	2,148	1,850,705
4.45%, 05/14/46 (Call 11/14/45)	1,790	1,522,563
4.50%, 05/14/35 (Call 11/14/34)	1,964	1,813,100
4.55%, 03/15/35 (Call 09/15/34)	1,802	1,671,822
4.63%, 10/01/42 (Call 04/01/42)	318	280,377
4.70%, 05/14/45 (Call 11/14/44)	2,098	1,855,873
4.75%, 03/15/45 (Call 09/15/44)	865	770,870
4.80%, 03/15/27 (Call 02/15/27)	1,935	1,912,274
4.80%, 03/15/29 (Call 02/15/29)	1,830	1,797,831
4.85%, 06/15/44 (Call 12/15/43)	1,831	1,658,827
4.88%, 11/14/48 (Call 05/14/48)	1,367	1,233,590
4.95%, 03/15/31 (Call 01/15/31)	1,460	1,432,661
5.05%, 03/15/34 (Call 12/15/33)	2,870	2,802,859
5.35%, 03/15/44 (Call 09/15/43)	550	531,191
5.40%, 03/15/54 (Call 09/15/53)	2,530	2,452,336
5.50%, 03/15/64 (Call 09/15/63)	570	550,035
AdaptHealth LLC
4.63%, 08/01/29 (Call 05/31/24)(b)	475	400,355
5.13%, 03/01/30 (Call 03/01/25)(b)	560	476,830
6.13%, 08/01/28 (Call 05/13/24)(b)	310	290,512
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	475	436,906
1.75%, 05/28/28 (Call 03/28/28)	1,505	1,315,571
2.25%, 05/28/31 (Call 02/28/31)	594	490,402
4.80%, 02/26/27 (Call 01/26/27)	1,310	1,294,403
4.85%, 02/26/29 (Call 01/26/29)	1,485	1,461,551
4.88%, 03/03/28 (Call 02/03/28)	1,065	1,052,208
4.88%, 03/03/33 (Call 12/03/32)	705	682,536
4.90%, 03/03/30 (Call 01/03/30)	1,075	1,060,005
4.90%, 02/26/31 (Call 12/26/30)	895	877,260
5.00%, 02/26/34 (Call 11/26/33)	850	827,768
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	1,440	1,319,913
1.38%, 08/06/30 (Call 05/06/30)	1,297	1,033,563
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
2.13%, 08/06/50 (Call 02/06/50)	$455	$250,231
3.00%, 05/28/51 (Call 11/28/50)	885	579,990
3.13%, 06/12/27 (Call 03/12/27)	975	918,021
3.38%, 11/16/25	2,301	2,233,158
4.00%, 01/17/29 (Call 10/17/28)	1,724	1,639,912
4.00%, 09/18/42	1,100	900,698
4.38%, 11/16/45	1,054	887,071
4.38%, 08/17/48 (Call 02/17/48)	903	759,334
6.45%, 09/15/37	1,602	1,739,345
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 05/31/24)(b)(c)	596	388,750
9.25%, 04/01/26 (Call 05/31/24)(b)	785	726,387
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)(c)	1,425	920,244
5.00%, 01/30/28 (Call 05/16/24)(b)	404	183,806
5.00%, 02/15/29 (Call 05/13/24)(b)(c)	474	202,775
5.25%, 01/30/30 (Call 01/30/25)(b)(c)	685	293,159
5.25%, 02/15/31 (Call 02/15/26)(b)(c)	380	158,170
5.50%, 11/01/25 (Call 05/31/24)(b)	1,660	1,550,631
5.75%, 08/15/27 (Call 05/16/24)(b)	445	306,230
6.13%, 02/01/27 (Call 05/31/24)(b)(c)	885	649,029
6.25%, 02/15/29 (Call 05/13/24)(b)	795	346,772
7.00%, 01/15/28 (Call 05/16/24)(b)(c)	250	124,031
7.25%, 05/30/29 (Call 05/30/24)(b)	335	151,942
9.00%, 12/15/25 (Call 05/31/24)(b)	860	812,522
11.00%, 09/30/28(b)	1,581	1,235,990
14.00%, 10/15/30 (Call 10/15/25)(b)	347	223,765
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)(c)	420	426,988
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(b)	766	514,659
4.20%, 07/15/34 (Call 01/15/34)(b)	475	394,092
4.25%, 12/15/25 (Call 10/15/25)(b)	1,847	1,793,894
4.38%, 12/15/28 (Call 09/15/28)(b)	1,752	1,629,184
4.40%, 07/15/44 (Call 01/15/44)(b)	1,074	789,283
4.63%, 06/25/38 (Call 12/25/37)(b)	905	726,420
4.70%, 07/15/64 (Call 01/15/64)(b)	1,281	887,644
4.88%, 06/25/48 (Call 12/25/47)(b)	880	680,204
5.50%, 07/30/35(b)	640	576,916
Bayer U.S. Finance LLC
6.13%, 11/21/26 (Call 10/21/26)(b)	710	711,025
6.25%, 01/21/29 (Call 12/21/28)(b)	679	682,377
6.38%, 11/21/30 (Call 09/21/30)(b)	715	716,175
6.50%, 11/21/33 (Call 08/21/33)(b)	2,090	2,082,532
6.88%, 11/21/53 (Call 05/21/53)(b)	1,065	1,051,020
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	1,355	1,083,597
2.82%, 05/20/30 (Call 02/20/30)	950	817,821
3.70%, 06/06/27 (Call 03/06/27)	1,986	1,885,134
3.79%, 05/20/50 (Call 11/20/49)	520	381,104
4.30%, 08/22/32 (Call 05/22/32)	580	532,122
4.67%, 06/06/47 (Call 12/06/46)	1,650	1,398,300
4.69%, 02/13/28 (Call 01/13/28)	1,000	972,352
4.69%, 12/15/44 (Call 06/15/44)	484	415,183
4.87%, 02/08/29 (Call 01/08/29)	150	146,505
5.11%, 02/08/34 (Call 11/08/33)	140	134,771
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	745	755,268
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	1,303	1,215,248
1.13%, 11/13/27 (Call 09/13/27)	1,235	1,075,407
1.45%, 11/13/30 (Call 08/13/30)	1,425	1,124,387
Security	Par (000)	Value
Pharmaceuticals (continued)
2.35%, 11/13/40 (Call 05/13/40)	$925	$597,248
2.55%, 11/13/50 (Call 05/13/50)	1,428	822,338
2.95%, 03/15/32 (Call 12/15/31)	1,255	1,061,068
3.20%, 06/15/26 (Call 04/15/26)	1,574	1,507,385
3.25%, 02/27/27	520	495,548
3.25%, 08/01/42	803	578,023
3.40%, 07/26/29 (Call 04/26/29)	2,519	2,309,986
3.45%, 11/15/27 (Call 08/15/27)	1,280	1,208,585
3.55%, 03/15/42 (Call 09/15/41)	885	673,544
3.70%, 03/15/52 (Call 09/15/51)	1,435	1,030,677
3.90%, 02/20/28 (Call 11/20/27)	1,943	1,855,408
3.90%, 03/15/62 (Call 09/15/61)	700	496,845
4.13%, 06/15/39 (Call 12/15/38)	2,458	2,075,002
4.25%, 10/26/49 (Call 04/26/49)	2,876	2,304,078
4.35%, 11/15/47 (Call 05/15/47)	1,518	1,234,775
4.50%, 03/01/44 (Call 09/01/43)	260	222,014
4.55%, 02/20/48 (Call 08/20/47)	908	763,197
4.63%, 05/15/44 (Call 11/15/43)	855	740,708
4.90%, 02/22/27 (Call 01/22/27)	400	396,664
4.90%, 02/22/29 (Call 01/22/29)	770	758,841
4.95%, 02/20/26	705	700,373
5.00%, 08/15/45 (Call 02/15/45)	440	399,323
5.10%, 02/22/31 (Call 12/22/30)	400	393,775
5.20%, 02/22/34 (Call 11/22/33)	2,049	2,007,731
5.50%, 02/22/44 (Call 08/22/43)	305	296,119
5.55%, 02/22/54 (Call 08/22/53)	2,470	2,387,693
5.65%, 02/22/64 (Call 08/22/63)	1,685	1,614,857
5.75%, 02/01/31 (Call 12/01/30)	960	981,093
5.90%, 11/15/33 (Call 08/15/33)	1,435	1,479,416
6.25%, 11/15/53 (Call 05/15/53)	925	980,189
6.40%, 11/15/63 (Call 05/15/63)	830	885,095
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,067	1,002,831
3.75%, 09/15/25 (Call 06/15/25)	864	842,091
4.37%, 06/15/47 (Call 12/15/46)	319	252,836
4.50%, 11/15/44 (Call 05/15/44)	381	309,091
4.60%, 03/15/43	335	278,820
4.90%, 09/15/45 (Call 03/15/45)	393	335,742
5.13%, 02/15/29 (Call 01/15/29)	805	792,065
5.45%, 02/15/34 (Call 11/15/33)	205	200,887
Cencora Inc.
2.70%, 03/15/31 (Call 12/15/30)	690	576,957
2.80%, 05/15/30 (Call 02/15/30)	882	764,287
3.45%, 12/15/27 (Call 09/15/27)	1,494	1,399,712
4.25%, 03/01/45 (Call 09/01/44)	370	306,272
4.30%, 12/15/47 (Call 06/15/47)	448	367,380
5.13%, 02/15/34 (Call 11/15/33)	150	145,020
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 05/31/24)(b)	430	404,257
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	410	378,820
2.38%, 03/15/31 (Call 12/15/30)	1,050	857,983
2.40%, 03/15/30 (Call 12/15/29)	1,372	1,156,794
3.05%, 10/15/27 (Call 07/15/27)	997	923,725
3.20%, 03/15/40 (Call 09/15/39)	665	480,787
3.40%, 03/01/27 (Call 12/01/26)	1,239	1,173,517
3.40%, 03/15/50 (Call 09/15/49)	1,515	1,008,712
3.40%, 03/15/51 (Call 09/15/50)	1,041	690,276
3.88%, 10/15/47 (Call 04/15/47)	1,462	1,079,755
4.13%, 11/15/25 (Call 09/15/25)	10	9,794
4.38%, 10/15/28 (Call 07/15/28)	1,910	1,826,327

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 02/25/26 (Call 11/27/25)	$742	$729,461
4.80%, 08/15/38 (Call 02/15/38)	1,690	1,513,541
4.80%, 07/15/46 (Call 01/16/46)	1,205	1,030,531
4.90%, 12/15/48 (Call 06/15/48)	2,282	1,960,726
5.00%, 05/15/29 (Call 04/15/29)	550	538,667
5.13%, 05/15/31 (Call 03/15/31)	450	438,069
5.25%, 02/15/34 (Call 11/15/33)	835	805,204
5.40%, 03/15/33 (Call 12/15/32)	1,013	995,068
5.60%, 02/15/54 (Call 08/15/53)	765	721,364
5.69%, 03/15/26 (Call 05/13/24)	10	9,995
6.13%, 11/15/41	522	532,624
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	2,195	1,921,142
1.75%, 08/21/30 (Call 05/21/30)	1,269	1,013,402
1.88%, 02/28/31 (Call 11/28/30)	1,273	1,008,479
2.13%, 09/15/31 (Call 06/15/31)	1,010	800,379
2.70%, 08/21/40 (Call 02/21/40)	1,461	954,022
2.88%, 06/01/26 (Call 03/01/26)	1,441	1,364,477
3.00%, 08/15/26 (Call 06/15/26)	1,255	1,186,950
3.25%, 08/15/29 (Call 05/15/29)	1,425	1,278,090
3.63%, 04/01/27 (Call 02/01/27)	712	677,706
3.75%, 04/01/30 (Call 01/01/30)	1,325	1,202,674
3.88%, 07/20/25 (Call 04/20/25)	1,763	1,724,582
4.13%, 04/01/40 (Call 10/01/39)	1,419	1,132,829
4.25%, 04/01/50 (Call 10/01/49)	1,389	1,054,095
4.30%, 03/25/28 (Call 12/25/27)	3,635	3,486,478
4.78%, 03/25/38 (Call 09/25/37)	4,107	3,614,325
4.88%, 07/20/35 (Call 01/20/35)	731	671,632
5.00%, 02/20/26 (Call 01/20/26)	1,190	1,177,962
5.00%, 01/30/29 (Call 12/30/28)	1,311	1,287,835
5.05%, 03/25/48 (Call 09/25/47)	6,553	5,591,925
5.13%, 02/21/30 (Call 12/21/29)	1,258	1,230,625
5.13%, 07/20/45 (Call 01/20/45)	2,109	1,828,933
5.25%, 01/30/31 (Call 11/30/30)	710	696,787
5.25%, 02/21/33 (Call 11/21/32)	1,400	1,352,357
5.30%, 06/01/33 (Call 03/01/33)	1,155	1,117,763
5.30%, 12/05/43 (Call 06/05/43)	896	805,387
5.63%, 02/21/53 (Call 08/21/52)	920	848,904
5.88%, 06/01/53 (Call 12/01/52)	870	829,619
6.00%, 06/01/63 (Call 12/01/62)	745	711,948
6.13%, 09/15/39	781	773,012
6.25%, 06/01/27	894	915,226
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(c)	652	651,460
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	1,375	780,352
2.50%, 09/15/60 (Call 03/15/60)	943	512,382
2.75%, 06/01/25 (Call 03/01/25)	760	739,437
3.10%, 05/15/27 (Call 02/15/27)	1,645	1,553,528
3.38%, 03/15/29 (Call 12/15/28)	810	753,356
3.70%, 03/01/45 (Call 09/01/44)	890	693,180
3.95%, 05/15/47 (Call 11/15/46)	635	513,748
3.95%, 03/15/49 (Call 09/15/48)	730	577,724
4.15%, 03/15/59 (Call 09/15/58)	290	229,838
4.50%, 02/09/27 (Call 01/09/27)	850	837,693
4.50%, 02/09/29 (Call 01/09/29)	850	829,573
4.70%, 02/27/33 (Call 11/27/32)	1,060	1,018,773
4.70%, 02/09/34 (Call 11/09/33)	975	933,720
4.88%, 02/27/53 (Call 08/27/52)	690	630,202
4.95%, 02/27/63 (Call 08/27/62)	745	672,153
5.00%, 02/09/54 (Call 08/09/53)	715	665,689
Security	Par (000)	Value
Pharmaceuticals (continued)
5.10%, 02/09/64 (Call 08/09/63)	$1,050	$976,255
5.50%, 03/15/27	275	279,015
5.55%, 03/15/37	490	498,747
Endo Finance Holdings Inc., 8.50%, 04/15/31 (Call 04/15/27)(b)(c)	582	591,032
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	622	610,523
3.88%, 05/15/28	1,278	1,222,442
4.20%, 03/18/43	319	268,553
5.38%, 04/15/34	713	733,795
6.38%, 05/15/38	2,026	2,190,256
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)	885	817,305
Grifols SA, 4.75%, 10/15/28 (Call 10/15/24)(b)(c)	640	514,598
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 05/31/24)(b)	258	247,585
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	400	383,362
HLF Financing Sarl LLC / Herbalife International Inc., 12.25%, 04/15/29 (Call 04/15/26)(b)	700	668,436
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	545	320,631
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	1,290	1,180,350
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	1,328	1,250,205
0.95%, 09/01/27 (Call 07/01/27)	1,073	942,310
1.30%, 09/01/30 (Call 06/01/30)	953	768,123
2.10%, 09/01/40 (Call 03/01/40)	772	500,907
2.25%, 09/01/50 (Call 03/01/50)	926	531,224
2.45%, 03/01/26 (Call 12/01/25)	916	874,198
2.45%, 09/01/60 (Call 03/01/60)	1,535	844,374
2.90%, 01/15/28 (Call 10/15/27)	1,399	1,306,502
2.95%, 03/03/27 (Call 12/03/26)	1,418	1,344,063
3.40%, 01/15/38 (Call 07/15/37)	1,213	993,338
3.50%, 01/15/48 (Call 07/15/47)	991	740,747
3.55%, 03/01/36 (Call 09/01/35)	995	848,135
3.63%, 03/03/37 (Call 09/03/36)	1,371	1,161,004
3.70%, 03/01/46 (Call 09/01/45)	1,899	1,483,916
3.75%, 03/03/47 (Call 09/03/46)	1,155	903,677
4.38%, 12/05/33 (Call 06/05/33)	1,016	978,572
4.50%, 09/01/40	664	606,753
4.50%, 12/05/43 (Call 06/05/43)	425	385,182
4.85%, 05/15/41	495	471,449
4.95%, 05/15/33	347	350,272
5.85%, 07/15/38	870	918,814
5.95%, 08/15/37	1,069	1,138,970
6.95%, 09/01/29	674	741,210
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	475	441,553
1.30%, 08/15/26 (Call 07/15/26)	821	748,571
3.95%, 02/16/28 (Call 11/16/27)	1,155	1,098,343
4.90%, 07/15/28 (Call 06/15/28)	187	184,135
5.10%, 07/15/33 (Call 04/15/33)	287	279,556
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	1,314	1,283,916
4.60%, 06/01/44 (Call 12/01/43)	440	371,195
5.90%, 11/01/39	268	265,821
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	2,056	1,900,768
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
1.45%, 06/24/30 (Call 03/24/30)	$1,098	$883,507
1.70%, 06/10/27 (Call 05/10/27)	1,534	1,383,852
1.90%, 12/10/28 (Call 10/10/28)	1,035	902,215
2.15%, 12/10/31 (Call 09/10/31)	1,370	1,111,407
2.35%, 06/24/40 (Call 12/24/39)	1,571	1,046,295
2.45%, 06/24/50 (Call 12/24/49)	1,428	826,936
2.75%, 12/10/51 (Call 06/10/51)	1,250	762,447
2.90%, 12/10/61 (Call 06/10/61)	931	541,975
3.40%, 03/07/29 (Call 12/07/28)	1,866	1,731,237
3.60%, 09/15/42 (Call 03/15/42)	1,330	1,029,161
3.70%, 02/10/45 (Call 08/10/44)	2,225	1,705,901
3.90%, 03/07/39 (Call 09/07/38)	828	696,485
4.00%, 03/07/49 (Call 09/07/48)	854	674,510
4.05%, 05/17/28 (Call 04/17/28)	495	478,040
4.15%, 05/18/43	1,060	883,452
4.30%, 05/17/30 (Call 03/17/30)	680	650,272
4.50%, 05/17/33 (Call 02/17/33)	430	406,495
4.90%, 05/17/44 (Call 11/17/43)	465	426,384
5.00%, 05/17/53 (Call 11/17/52)	940	863,505
5.15%, 05/17/63 (Call 11/17/62)	1,160	1,071,436
6.50%, 12/01/33	715	781,540
6.55%, 09/15/37	445	488,335
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	383	396,286
5.95%, 12/01/28	674	701,743
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	1,544	1,467,276
5.20%, 04/15/48 (Call 10/15/47)	810	638,058
5.40%, 11/29/43 (Call 05/29/43)	446	375,604
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	1,000	922,876
2.20%, 08/14/30 (Call 05/14/30)	1,351	1,142,241
2.75%, 08/14/50 (Call 02/14/50)	806	507,637
3.00%, 11/20/25 (Call 08/20/25)	804	778,518
3.10%, 05/17/27 (Call 02/17/27)	1,558	1,473,871
3.70%, 09/21/42	400	318,131
4.00%, 11/20/45 (Call 05/20/45)	1,185	966,471
4.40%, 05/06/44	1,638	1,423,030
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	467	419,103
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 05/31/24)(b)	1,870	1,703,746
5.13%, 04/30/31 (Call 04/30/26)(b)	1,808	1,563,765
Owens & Minor Inc.
4.50%, 03/31/29 (Call 05/31/24)(b)(c)	370	331,247
6.63%, 04/01/30 (Call 04/01/25)(b)(c)	515	500,135
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 05/31/24)(b)	435	368,413
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	639	618,042
4.65%, 06/15/30 (Call 03/15/30)	680	622,954
4.90%, 12/15/44 (Call 06/15/44)	300	235,502
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	1,462	1,392,918
1.70%, 05/28/30 (Call 02/28/30)	1,335	1,093,746
1.75%, 08/18/31 (Call 05/18/31)	1,291	1,019,597
2.55%, 05/28/40 (Call 11/28/39)	1,059	717,302
2.63%, 04/01/30 (Call 01/01/30)	1,472	1,277,016
2.70%, 05/28/50 (Call 11/28/49)	603	376,227
2.75%, 06/03/26	1,619	1,542,934
Security	Par (000)	Value
Pharmaceuticals (continued)
3.00%, 12/15/26	$1,563	$1,481,937
3.45%, 03/15/29 (Call 12/15/28)	1,812	1,684,939
3.60%, 09/15/28 (Call 06/15/28)	1,187	1,121,734
3.90%, 03/15/39 (Call 09/15/38)	300	247,653
4.00%, 12/15/36	909	791,807
4.00%, 03/15/49 (Call 09/15/48)	781	614,658
4.10%, 09/15/38 (Call 03/15/38)	1,015	875,238
4.13%, 12/15/46	1,085	876,261
4.20%, 09/15/48 (Call 03/15/48)	1,284	1,040,843
4.30%, 06/15/43	813	685,842
4.40%, 05/15/44	1,181	1,019,036
5.60%, 09/15/40	782	776,647
7.20%, 03/15/39	2,359	2,722,076
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	2,740	2,692,974
4.45%, 05/19/28 (Call 04/19/28)	3,815	3,701,258
4.65%, 05/19/25	2,690	2,669,261
4.65%, 05/19/30 (Call 03/19/30)	2,670	2,581,384
4.75%, 05/19/33 (Call 02/19/33)	4,245	4,047,468
5.11%, 05/19/43 (Call 11/19/42)	2,115	1,970,801
5.30%, 05/19/53 (Call 11/19/52)	5,500	5,143,543
5.34%, 05/19/63 (Call 11/19/62)	2,379	2,180,372
Pharmacia LLC, 6.60%, 12/01/28	2,258	2,374,021
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 05/31/24)(b)	805	752,050
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(b)	506	430,559
5.13%, 01/15/28 (Call 05/31/24)(b)	375	360,120
Sanofi SA, 3.63%, 06/19/28 (Call 03/19/28)	786	747,132
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	1,719	1,632,460
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	1,483	1,225,735
3.03%, 07/09/40 (Call 01/09/40)	1,631	1,163,398
3.18%, 07/09/50 (Call 01/09/50)	1,618	1,052,267
3.38%, 07/09/60 (Call 01/09/60)	785	491,659
5.00%, 11/26/28 (Call 08/26/28)	1,783	1,750,232
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	1,022	970,117
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,765	2,560,105
4.10%, 10/01/46	1,613	1,074,948
4.75%, 05/09/27 (Call 02/09/27)	815	779,000
5.13%, 05/09/29 (Call 02/09/29)(c)	615	582,819
6.75%, 03/01/28 (Call 12/01/27)	1,400	1,421,193
7.88%, 09/15/29 (Call 06/15/29)	600	630,948
8.13%, 09/15/31 (Call 06/15/31)	500	539,309
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	1,908	1,830,294
5.25%, 06/15/46 (Call 12/15/45)	1,160	926,066
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	877	835,462
2.30%, 06/22/27 (Call 04/22/27)	1,105	994,337
2.70%, 06/22/30 (Call 03/22/30)	1,131	935,451
3.85%, 06/22/40 (Call 12/22/39)	1,438	1,015,636
4.00%, 06/22/50 (Call 12/22/49)	1,674	1,094,230
Wyeth LLC
5.95%, 04/01/37	1,741	1,795,318
6.00%, 02/15/36	782	816,227
6.50%, 02/01/34	811	874,575

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Zhangzhou Jiulongjiang Group Co. Ltd., 4.70%, 07/27/25(d)	$400	$393,470
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	1,064	875,577
3.00%, 09/12/27 (Call 06/12/27)	1,478	1,368,438
3.00%, 05/15/50 (Call 11/15/49)	550	352,403
3.90%, 08/20/28 (Call 05/20/28)	916	865,198
3.95%, 09/12/47 (Call 03/12/47)	490	372,805
4.45%, 08/20/48 (Call 02/20/48)	380	315,214
4.50%, 11/13/25 (Call 08/13/25)	840	826,860
4.70%, 02/01/43 (Call 08/01/42)	1,284	1,117,183
5.40%, 11/14/25 (Call 10/14/25)	20	19,970
5.60%, 11/16/32 (Call 08/16/32)	465	467,450
		376,717,102
Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/29(d)	800	735,325
4.60%, 11/02/47(d)	1,800	1,550,250
Acu Petroleo Luxembourg SARL, 7.50%, 07/13/35 (Call 01/13/27)(d)	485	463,912
AI Candelaria Spain SA, 5.75%, 06/15/33(d)	500	386,265
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	696	664,383
5.75%, 03/01/27 (Call 05/16/24)(b)	585	574,827
5.75%, 01/15/28 (Call 05/16/24)(b)	614	601,303
6.63%, 02/01/32 (Call 02/01/27)(b)	535	532,842
7.88%, 05/15/26 (Call 05/16/24)(b)	455	463,342
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 05/31/24)(b)	273	272,290
7.63%, 12/15/25 (Call 05/31/24)(b)	545	547,316
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	695	597,431
3.60%, 09/01/32 (Call 06/01/32)	90	76,053
4.45%, 07/15/27 (Call 04/15/27)	775	748,806
4.80%, 05/03/29 (Call 02/03/29)	429	413,791
5.63%, 08/01/34 (Call 05/01/34)	715	689,434
5.95%, 06/01/26 (Call 03/01/26)	668	669,607
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	505	475,440
4.13%, 12/01/27 (Call 09/01/27)	345	321,079
4.50%, 03/01/28 (Call 12/01/27)(b)	470	438,473
5.60%, 10/15/44 (Call 04/15/44)	297	229,049
5.85%, 11/15/43 (Call 05/15/43)	370	309,047
6.75%, 08/15/33	130	126,364
Cameron LNG LLC
2.90%, 07/15/31 (Call 04/15/31)(b)	1,003	846,351
3.30%, 01/15/35 (Call 09/15/34)(b)	1,306	1,047,716
3.40%, 01/15/38 (Call 07/15/37)(b)	1,525	1,209,440
3.70%, 01/15/39 (Call 07/15/38)(b)	945	743,614
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	935	739,403
3.70%, 11/15/29 (Call 05/18/29)	1,341	1,218,656
5.13%, 06/30/27 (Call 01/01/27)	999	984,758
Cheniere Energy Inc.
4.63%, 10/15/28 (Call 05/13/24)	1,671	1,598,202
5.65%, 04/15/34 (Call 10/15/33)(b)	475	464,891
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	1,450	1,209,341
4.00%, 03/01/31 (Call 03/01/26)	1,265	1,126,845
Security	Par (000)	Value
Pipelines (continued)
4.50%, 10/01/29 (Call 10/01/24)	$1,790	$1,672,866
5.95%, 06/30/33 (Call 12/30/32)	347	346,116
CNPC Global Capital Ltd.
1.35%, 06/23/25 (Call 05/23/25)(d)	400	380,815
2.00%, 06/23/30 (Call 03/23/30)(d)	1,200	1,002,557
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	380	335,798
Colonial Enterprises Inc., 3.25%, 05/15/30 (Call 02/15/30)(b)	486	427,077
Colonial Pipeline Co.
3.75%, 10/01/25 (Call 07/01/25)(b)	1,605	1,563,576
4.20%, 04/15/43 (Call 10/15/42)(b)	331	266,821
4.25%, 04/15/48 (Call 10/15/47)(b)(c)	935	739,351
7.63%, 04/15/32(b)	15	16,780
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	553	532,472
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	624	613,479
5.80%, 06/01/45 (Call 12/01/44)	507	478,321
Columbia Pipelines Holding Co. LLC
5.68%, 01/15/34 (Call 10/15/33)(b)	320	307,777
6.04%, 08/15/28 (Call 07/15/28)(b)	1,220	1,231,899
6.06%, 08/15/26 (Call 07/15/26)(b)	385	386,115
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/30 (Call 06/15/30)(b)	530	531,534
6.04%, 11/15/33 (Call 08/15/33)(b)	1,180	1,184,039
6.50%, 08/15/43 (Call 02/15/43)(b)	770	784,024
6.54%, 11/15/53 (Call 05/15/53)(b)	1,180	1,216,771
6.71%, 08/15/63 (Call 02/15/63)(b)	585	603,119
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(b)	1,255	1,154,442
7.50%, 12/15/33 (Call 12/15/28)(b)	470	474,012
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	260	218,481
5.13%, 05/15/29 (Call 02/15/29)	715	697,877
5.38%, 07/15/25 (Call 04/15/25)	579	575,816
5.60%, 04/01/44 (Call 10/01/43)	520	487,273
5.63%, 07/15/27 (Call 04/15/27)	1,148	1,148,043
6.45%, 11/03/36(b)	269	273,794
6.75%, 09/15/37(b)	327	341,683
8.13%, 08/16/30	325	363,504
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(b)	755	760,545
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(b)	360	351,832
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	1,010	914,936
4.30%, 04/15/32 (Call 01/15/32)(b)	440	389,146
4.38%, 06/15/31 (Call 06/15/26)(b)	875	777,868
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)	584	509,401
4.60%, 12/15/44 (Call 06/15/44)	525	433,011
4.80%, 11/01/43 (Call 05/01/43)	317	270,267
EIG Pearl Holdings Sarl
3.55%, 08/31/36(d)	1,200	995,137
4.39%, 11/30/46(d)	1,065	798,388
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	602	498,491
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	$495	$459,486
5.88%, 10/15/25 (Call 07/15/25)	605	605,387
7.38%, 10/15/45 (Call 04/15/45)	345	384,322
Series B, 7.50%, 04/15/38	222	248,935
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	560	509,635
2.50%, 08/01/33 (Call 05/01/33)	1,290	996,550
3.13%, 11/15/29 (Call 08/15/29)	639	567,362
3.40%, 08/01/51 (Call 02/01/51)	655	429,458
3.70%, 07/15/27 (Call 04/15/27)	994	944,024
4.00%, 11/15/49 (Call 05/15/49)	375	275,260
4.25%, 12/01/26 (Call 09/01/26)	773	749,370
4.50%, 06/10/44 (Call 12/10/43)	520	418,402
5.25%, 04/05/27 (Call 03/05/27)	350	347,338
5.30%, 04/05/29 (Call 03/05/29)	200	197,831
5.50%, 12/01/46 (Call 06/01/46)	668	619,668
5.63%, 04/05/34 (Call 01/05/34)	285	278,914
5.70%, 03/08/33 (Call 12/08/32)	1,585	1,568,060
5.90%, 11/15/26 (Call 10/15/26)	740	744,632
5.95%, 04/05/54 (Call 10/05/53)	85	82,381
6.00%, 11/15/28 (Call 10/15/28)	730	742,478
6.20%, 11/15/30 (Call 09/15/30)	380	391,775
6.70%, 11/15/53 (Call 05/15/53)	1,200	1,284,231
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	750	729,271
3.75%, 05/15/30 (Call 02/15/30)	1,323	1,193,739
3.90%, 07/15/26 (Call 04/15/26)	620	597,539
4.00%, 10/01/27 (Call 07/01/27)	479	455,455
4.15%, 09/15/29 (Call 06/15/29)	567	528,136
4.20%, 04/15/27 (Call 01/15/27)	495	475,651
4.40%, 03/15/27 (Call 12/15/26)	687	665,755
4.75%, 01/15/26 (Call 10/15/25)	845	831,889
4.90%, 03/15/35 (Call 09/15/34)	495	453,509
4.95%, 05/15/28 (Call 02/15/28)	687	669,554
4.95%, 06/15/28 (Call 03/15/28)	894	870,912
4.95%, 01/15/43 (Call 07/15/42)	389	325,973
5.00%, 05/15/44 (Call 11/15/43)	507	424,105
5.00%, 05/15/50 (Call 11/15/49)	1,936	1,606,692
5.15%, 02/01/43 (Call 08/01/42)	690	589,279
5.15%, 03/15/45 (Call 09/15/44)	788	676,177
5.25%, 04/15/29 (Call 01/15/29)	1,247	1,227,634
5.30%, 04/01/44 (Call 10/01/43)	700	613,484
5.30%, 04/15/47 (Call 10/15/46)	793	684,794
5.35%, 05/15/45 (Call 11/15/44)	679	596,216
5.40%, 10/01/47 (Call 04/01/47)	1,193	1,045,765
5.50%, 06/01/27 (Call 03/01/27)	837	832,753
5.55%, 02/15/28 (Call 01/15/28)	935	934,041
5.55%, 05/15/34 (Call 02/15/34)	485	471,845
5.63%, 05/01/27 (Call 05/16/24)(b)	585	579,367
5.75%, 02/15/33 (Call 11/15/32)	1,464	1,449,590
5.95%, 12/01/25 (Call 09/01/25)	820	821,699
5.95%, 10/01/43 (Call 04/01/43)	345	324,026
5.95%, 05/15/54 (Call 11/15/53)	1,070	1,008,495
6.00%, 02/01/29 (Call 05/31/24)(b)	555	554,588
6.00%, 06/15/48 (Call 12/15/47)	980	929,376
6.05%, 12/01/26 (Call 11/01/26)	1,030	1,041,770
6.05%, 06/01/41 (Call 12/01/40)	280	269,163
6.10%, 12/01/28 (Call 11/01/28)	670	682,285
6.10%, 02/15/42	244	234,253
6.13%, 12/15/45 (Call 06/15/45)	1,002	962,369
Security	Par (000)	Value
Pipelines (continued)
6.25%, 04/15/49 (Call 10/15/48)	$1,419	$1,384,612
6.40%, 12/01/30 (Call 10/01/30)	960	989,265
6.50%, 02/01/42 (Call 08/01/41)	1,160	1,175,785
6.55%, 12/01/33 (Call 09/01/33)	1,335	1,389,972
6.63%, 10/15/36	407	415,024
7.38%, 02/01/31 (Call 02/01/26)(b)	1,320	1,361,267
7.50%, 07/01/38	640	705,791
8.00%, 05/15/54 (Call 02/15/29), (5-year CMT + 4.020%)(a)	745	767,780
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	827	790,378
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	530	511,339
5.63%, 01/15/28 (Call 07/15/27)(b)	535	525,174
6.50%, 09/01/30 (Call 03/01/30)(b)	935	946,505
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	337	328,881
4.85%, 07/15/26 (Call 04/15/26)	503	489,923
5.05%, 04/01/45 (Call 10/01/44)	465	373,892
5.45%, 06/01/47 (Call 12/01/46)	495	419,780
5.60%, 04/01/44 (Call 10/01/43)	381	329,611
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	1,580	1,383,918
3.13%, 07/31/29 (Call 04/30/29)	825	744,592
3.20%, 02/15/52 (Call 08/15/51)	753	489,518
3.30%, 02/15/53 (Call 08/15/52)	870	574,951
3.70%, 02/15/26 (Call 11/15/25)	749	728,194
3.70%, 01/31/51 (Call 07/31/50)	1,199	863,210
3.95%, 02/15/27 (Call 11/15/26)	588	567,989
3.95%, 01/31/60 (Call 07/31/59)	822	590,342
4.15%, 10/16/28 (Call 07/16/28)	1,819	1,737,517
4.20%, 01/31/50 (Call 07/31/49)	959	758,417
4.25%, 02/15/48 (Call 08/15/47)	1,411	1,132,726
4.45%, 02/15/43 (Call 08/15/42)	1,295	1,089,388
4.60%, 01/11/27 (Call 12/11/26)	839	824,975
4.80%, 02/01/49 (Call 08/01/48)	1,147	992,819
4.85%, 01/31/34 (Call 10/31/33)	725	691,724
4.85%, 08/15/42 (Call 02/15/42)	757	673,286
4.85%, 03/15/44 (Call 09/15/43)	1,016	896,844
4.90%, 05/15/46 (Call 11/15/45)	825	728,178
4.95%, 10/15/54 (Call 04/15/54)	527	458,998
5.05%, 01/10/26	810	805,588
5.10%, 02/15/45 (Call 08/15/44)	960	869,674
5.35%, 01/31/33 (Call 10/31/32)	1,160	1,149,815
5.38%, 02/15/78 (Call 02/15/28), (3-mo. SOFR + 2.832%)(a)	770	710,913
5.70%, 02/15/42	431	423,020
5.95%, 02/01/41	582	587,998
6.13%, 10/15/39	515	526,817
6.45%, 09/01/40	597	631,652
7.55%, 04/15/38	482	556,801
Series D, 6.88%, 03/01/33	435	473,741
Series E, 5.25%, 08/16/77 (Call 08/16/27), (3-mo. SOFR + 3.295%)(a)	592	557,368
Series H, 6.65%, 10/15/34	372	400,863
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)	470	449,724
4.50%, 01/15/29 (Call 07/15/28)(b)	725	670,691
4.75%, 01/15/31 (Call 07/15/30)(b)	1,164	1,064,337
5.50%, 07/15/28 (Call 04/15/28)	775	754,967
6.00%, 07/01/25 (Call 04/01/25)(b)	345	344,590
6.38%, 04/01/29 (Call 04/01/26)(b)	490	486,280

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.50%, 07/01/27 (Call 01/01/27)(b)	$795	$797,423
6.50%, 07/15/48 (Call 01/15/48)	510	503,943
7.50%, 06/01/27 (Call 06/01/24)(b)	465	473,439
7.50%, 06/01/30 (Call 12/01/29)(b)	480	503,394
Fermaca Enterprises S de Real de CV, 6.38%, 03/30/38 (Call 09/30/37)(d)	367	355,766
Flex Intermediate Holdco LLC
3.36%, 06/30/31 (Call 12/30/30)(b)	647	514,861
4.32%, 12/30/39 (Call 06/30/39)(b)	565	391,301
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	301	257,253
FLNG Liquefaction 3 LLC, 5.55%, 03/31/39(b)	95	90,835
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(b)	765	603,088
2.55%, 07/01/30 (Call 04/01/30)(b)	455	382,123
4.35%, 07/15/25 (Call 04/15/25)(b)	1,391	1,362,561
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	545	570,109
Galaxy Pipeline Assets Bidco Ltd.
1.75%, 09/30/27(d)	561	521,211
2.16%, 03/31/34(d)	1,297	1,085,187
2.63%, 03/31/36(d)	1,600	1,261,061
2.94%, 09/30/40(d)	1,652	1,265,957
3.25%, 09/30/40(d)	1,300	942,256
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 05/15/26 (Call 05/31/24)	290	287,706
7.75%, 02/01/28 (Call 05/31/24)	610	609,747
8.00%, 01/15/27 (Call 05/31/24)	885	895,013
8.25%, 01/15/29 (Call 01/15/26)	535	544,327
8.88%, 04/15/30 (Call 04/15/26)	465	481,089
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29 (Call 05/16/24)	340	332,679
7.00%, 08/01/27 (Call 05/16/24)	320	317,676
8.25%, 01/15/32 (Call 01/15/27)(b)	425	435,882
GNL Quintero SA, 4.63%, 07/31/29(d)	647	624,923
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(b)	445	423,677
3.45%, 10/15/27 (Call 08/15/27)(b)	431	400,312
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/38(d)	1,400	1,381,955
6.51%, 02/23/42(d)	1,400	1,406,364
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(b)	625	612,094
6.19%, 11/01/25(b)	221	220,669
Harvest Midstream I LP
7.50%, 09/01/28 (Call 05/31/24)(b)	669	670,673
7.50%, 05/15/32 (Call 05/15/27)(b)	460	460,685
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	681	615,708
5.13%, 06/15/28 (Call 05/31/24)(b)	500	478,478
5.50%, 10/15/30 (Call 10/15/25)(b)	395	377,944
5.63%, 02/15/26 (Call 05/31/24)(b)	735	726,731
Howard Midstream Energy Partners LLC
6.75%, 01/15/27 (Call 05/31/24)(b)	355	350,678
8.88%, 07/15/28 (Call 07/15/25)(b)	515	539,007
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	1,095	990,129
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	280	230,346
5.00%, 08/15/42 (Call 02/15/42)	895	765,909
5.00%, 03/01/43 (Call 09/01/42)	635	542,231
Security	Par (000)	Value
Pipelines (continued)
5.40%, 09/01/44 (Call 03/01/44)	$700	$625,295
5.50%, 03/01/44 (Call 09/01/43)	909	821,887
5.63%, 09/01/41	425	391,386
5.80%, 03/15/35	232	227,982
6.38%, 03/01/41	368	364,358
6.50%, 02/01/37	320	323,387
6.50%, 09/01/39	475	477,985
6.55%, 09/15/40	377	380,565
6.95%, 01/15/38	1,297	1,382,473
7.30%, 08/15/33	380	415,179
7.40%, 03/15/31	219	236,569
7.50%, 11/15/40	224	245,388
7.75%, 03/15/32	148	163,419
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	315	287,278
2.00%, 02/15/31 (Call 11/15/30)	1,140	913,865
3.25%, 08/01/50 (Call 02/01/50)	808	505,002
3.60%, 02/15/51 (Call 08/15/50)	795	529,583
4.30%, 06/01/25 (Call 03/01/25)	1,451	1,430,338
4.30%, 03/01/28 (Call 12/01/27)	1,000	960,812
4.80%, 02/01/33 (Call 11/01/32)	1,015	941,518
5.00%, 02/01/29 (Call 01/01/29)	680	663,788
5.05%, 02/15/46 (Call 08/15/45)	1,151	980,916
5.20%, 06/01/33 (Call 03/01/33)	935	891,091
5.20%, 03/01/48 (Call 09/01/47)	898	774,793
5.30%, 12/01/34 (Call 06/01/34)	1,182	1,129,609
5.40%, 02/01/34 (Call 11/01/33)	825	796,076
5.45%, 08/01/52 (Call 02/01/52)	610	550,950
5.55%, 06/01/45 (Call 12/01/44)	1,380	1,264,531
7.75%, 01/15/32	873	965,976
7.80%, 08/01/31	598	662,815
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(b)	875	846,294
6.63%, 12/15/28 (Call 12/15/25)(b)	660	663,931
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(b)(c)	380	402,908
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	927	881,299
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,507	1,405,048
2.65%, 08/15/30 (Call 05/15/30)	1,588	1,339,343
4.00%, 03/15/28 (Call 12/15/27)	1,454	1,378,443
4.13%, 03/01/27 (Call 12/01/26)	1,125	1,084,491
4.25%, 12/01/27 (Call 09/01/27)	627	600,795
4.50%, 04/15/38 (Call 10/15/37)	1,394	1,191,466
4.70%, 04/15/48 (Call 10/15/47)	1,379	1,126,000
4.80%, 02/15/29 (Call 11/15/28)	522	505,358
4.88%, 06/01/25 (Call 03/01/25)	1,140	1,129,030
4.90%, 04/15/58 (Call 10/15/57)	545	436,187
4.95%, 09/01/32 (Call 06/01/32)	730	688,462
4.95%, 03/14/52 (Call 09/14/51)	827	690,610
5.00%, 03/01/33 (Call 12/01/32)	510	480,169
5.20%, 03/01/47 (Call 09/01/46)	795	694,962
5.20%, 12/01/47 (Call 06/01/47)	900	784,079
5.50%, 02/15/49 (Call 08/15/48)	1,441	1,307,232
5.65%, 03/01/53 (Call 09/01/52)	690	636,596
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(b)	1,365	1,306,572
6.75%, 09/15/25 (Call 05/21/24)(b)	701	692,886
8.75%, 03/15/29 (Call 03/15/26)(b)(c)	670	653,288
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(b)	$795	$808,341
8.38%, 02/15/32 (Call 02/15/27)(b)	1,170	1,188,563
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(b)	344	286,331
4.88%, 08/15/27 (Call 02/15/27)(b)	783	754,303
7.77%, 12/15/37(b)	577	628,513
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(b)	654	426,180
4.30%, 01/15/49 (Call 07/15/48)(b)	910	708,805
5.63%, 02/01/54 (Call 08/01/53)(b)	400	383,482
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 05/31/24)(b)	485	474,932
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	303	290,914
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	560	548,246
5.75%, 10/01/25 (Call 07/01/25)	492	489,674
6.00%, 06/01/26 (Call 03/01/26)	387	384,593
6.38%, 10/01/30 (Call 04/01/30)	550	544,651
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	35	33,348
3.10%, 03/15/30 (Call 12/15/29)	560	488,450
3.25%, 06/01/30 (Call 03/01/30)	240	211,446
3.40%, 09/01/29 (Call 06/01/29)	883	795,520
3.95%, 03/01/50 (Call 09/01/49)	760	538,171
4.00%, 07/13/27 (Call 04/13/27)	475	452,756
4.20%, 10/03/47 (Call 04/03/47)	465	347,400
4.25%, 09/15/46 (Call 03/15/46)	390	294,705
4.35%, 03/15/29 (Call 12/15/28)	707	670,338
4.45%, 09/01/49 (Call 03/01/49)	700	537,855
4.50%, 03/15/50 (Call 09/15/49)	365	281,644
4.55%, 07/15/28 (Call 04/15/28)	658	632,644
4.85%, 02/01/49 (Call 08/01/48)	669	553,047
4.95%, 07/13/47 (Call 01/06/47)	533	444,774
5.00%, 03/01/26 (Call 12/01/25)	725	717,215
5.15%, 10/15/43 (Call 04/15/43)	525	457,171
5.20%, 07/15/48 (Call 01/15/48)	948	822,362
5.55%, 11/01/26 (Call 10/01/26)	1,065	1,064,202
5.65%, 11/01/28 (Call 10/01/28)	772	774,770
5.80%, 11/01/30 (Call 09/01/30)	750	753,659
5.85%, 01/15/26 (Call 12/15/25)	465	466,678
6.00%, 06/15/35	298	293,792
6.05%, 09/01/33 (Call 06/01/33)	1,080	1,092,852
6.10%, 11/15/32 (Call 08/15/32)	1,060	1,075,796
6.35%, 01/15/31 (Call 10/15/30)	540	556,690
6.63%, 09/01/53 (Call 03/01/53)	670	699,085
7.15%, 01/15/51 (Call 07/15/50)	581	623,191
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	717	703,392
6.20%, 09/15/43 (Call 03/15/43)	443	437,665
6.65%, 10/01/36	510	527,957
6.85%, 10/15/37	475	497,922
Peru LNG Srl, 5.38%, 03/22/30(d)	800	680,647
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	489	439,948
3.80%, 09/15/30 (Call 06/15/30)	816	731,266
4.30%, 01/31/43 (Call 07/31/42)	370	285,913
4.50%, 12/15/26 (Call 09/15/26)	683	664,398
Security	Par (000)	Value
Pipelines (continued)
4.65%, 10/15/25 (Call 07/15/25)	$1,025	$1,007,929
4.70%, 06/15/44 (Call 12/15/43)	390	315,906
4.90%, 02/15/45 (Call 08/15/44)	575	477,206
5.15%, 06/01/42 (Call 12/01/41)	664	574,007
6.65%, 01/15/37	595	613,222
Prairie Acquiror LP, 9.00%, 08/01/29 (Call 02/01/26)(b)	380	388,379
QazaqGaz NC JSC, 4.38%, 09/26/27(d)	600	560,322
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	346	335,603
4.80%, 05/15/30 (Call 02/15/30)(b)	370	334,237
4.95%, 07/15/29 (Call 04/15/29)(b)	520	477,534
6.88%, 04/15/40(b)	460	439,013
7.50%, 07/15/38(b)	200	204,892
Sabal Trail Transmission LLC
4.25%, 05/01/28 (Call 02/01/28)(b)	1,203	1,145,726
4.68%, 05/01/38 (Call 11/01/37)(b)	515	452,987
4.83%, 05/01/48 (Call 11/01/47)(b)	552	456,318
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,088	1,036,698
4.50%, 05/15/30 (Call 11/15/29)	1,050	986,416
5.00%, 03/15/27 (Call 09/15/26)	1,442	1,421,039
5.88%, 06/30/26 (Call 12/31/25)	1,509	1,511,286
5.90%, 09/15/37 (Call 03/15/37)	740	743,190
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,750	1,757,694
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(b)	642	508,183
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	613	581,738
4.50%, 03/15/45 (Call 09/15/44)	611	488,326
5.95%, 09/25/43 (Call 03/25/43)	755	726,977
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
9.50%, 10/15/26 (Call 05/31/24)(b)(g)	675	688,900
12.00%, 10/15/26 (Call 05/16/24)(b)	150	151,766
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 05/31/24)(b)	675	640,940
6.00%, 03/01/27 (Call 05/31/24)(b)	390	380,236
6.00%, 12/31/30 (Call 12/31/25)(b)	655	616,320
6.00%, 09/01/31 (Call 09/01/26)(b)	415	386,374
7.38%, 02/15/29 (Call 02/15/26)(b)	720	721,488
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	570	503,309
4.95%, 04/15/52 (Call 10/15/51)	1,180	983,320
5.20%, 07/01/27 (Call 06/01/27)	700	692,047
6.13%, 03/15/33 (Call 12/15/32)	764	774,183
6.15%, 03/01/29 (Call 02/01/29)	460	468,404
6.25%, 07/01/52 (Call 01/01/52)	556	546,468
6.50%, 03/30/34 (Call 12/30/33)	647	674,459
6.50%, 02/15/53 (Call 08/15/52)	586	600,915
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	695	610,729
4.88%, 02/01/31 (Call 02/01/26)	880	824,634
5.00%, 01/15/28 (Call 05/31/24)	885	856,359
5.50%, 03/01/30 (Call 03/01/25)	1,025	996,790
6.50%, 07/15/27 (Call 05/31/24)	1,415	1,424,746
6.88%, 01/15/29 (Call 05/31/24)	440	448,387
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	217	205,507

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(b)	$1,085	$929,560
7.00%, 03/15/27	195	202,513
7.00%, 10/15/28	433	453,566
7.63%, 04/01/37	65	72,209
Texas Eastern Transmission LP
3.50%, 01/15/28 (Call 10/15/27)(b)	19	17,593
4.15%, 01/15/48 (Call 07/15/47)(b)	787	593,930
7.00%, 07/15/32	65	69,831
TMS Issuer Sarl, 5.78%, 08/23/32(d)	1,200	1,205,855
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	800	647,620
4.10%, 04/15/30 (Call 01/15/30)	1,043	961,292
4.25%, 05/15/28 (Call 02/15/28)	1,155	1,098,196
4.63%, 03/01/34 (Call 12/01/33)	1,656	1,503,460
4.75%, 05/15/38 (Call 11/15/37)	410	359,214
4.88%, 01/15/26 (Call 10/15/25)	948	935,779
4.88%, 05/15/48 (Call 11/15/47)	905	758,468
5.00%, 10/16/43 (Call 04/16/43)	963	832,966
5.10%, 03/15/49 (Call 09/15/48)	674	588,532
5.60%, 03/31/34	134	130,010
5.85%, 03/15/36	507	500,284
6.10%, 06/01/40	668	656,706
6.20%, 03/09/26 (Call 05/16/24)	265	264,862
6.20%, 10/15/37	1,054	1,057,425
7.25%, 08/15/38	520	568,769
7.63%, 01/15/39	661	745,884
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	893	787,347
3.95%, 05/15/50 (Call 11/15/49)	425	313,434
4.00%, 03/15/28 (Call 12/15/27)	724	685,993
4.45%, 08/01/42 (Call 02/01/42)	441	372,500
4.60%, 03/15/48 (Call 09/15/47)	625	518,078
5.40%, 08/15/41 (Call 02/15/41)	368	349,462
7.85%, 02/01/26 (Call 11/01/25)	983	1,012,100
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 05/16/24)	220	210,592
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(d)	640	617,118
Transportadora de Gas del Sur SA, 6.75%, 05/02/25(d)	500	486,045
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (Call 08/01/28)(d)	400	389,553
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	892	860,517
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	1,105	906,051
6.25%, 01/15/30 (Call 10/15/29)(b)	905	895,971
3.88%, 08/15/29 (Call 02/15/29)(b)	1,104	974,843
4.13%, 08/15/31 (Call 02/15/31)(b)	1,196	1,047,128
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(b)	2,030	2,076,649
8.38%, 06/01/31 (Call 06/01/26)(b)	2,045	2,099,340
9.50%, 02/01/29 (Call 11/01/28)(b)	2,880	3,096,461
9.88%, 02/01/32 (Call 02/01/27)(b)	1,780	1,898,486
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	330	323,608
4.05%, 02/01/30 (Call 11/01/29)	982	902,663
4.50%, 03/01/28 (Call 12/01/27)	525	502,150
4.65%, 07/01/26 (Call 04/01/26)	522	509,929
4.75%, 08/15/28 (Call 05/15/28)	475	458,036
Security	Par (000)	Value
Pipelines (continued)
5.25%, 02/01/50 (Call 08/01/49)	$1,062	$900,316
5.30%, 03/01/48 (Call 09/01/47)	915	762,414
5.45%, 04/01/44 (Call 10/01/43)	440	385,027
5.50%, 08/15/48 (Call 02/15/48)	440	371,057
6.15%, 04/01/33 (Call 01/01/33)	355	354,527
6.35%, 01/15/29 (Call 12/15/28)	95	97,024
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	140	115,916
3.50%, 11/15/30 (Call 08/15/30)	1,082	960,954
3.50%, 10/15/51 (Call 04/15/51)	555	371,427
3.75%, 06/15/27 (Call 03/15/27)	991	941,265
4.00%, 09/15/25 (Call 06/15/25)	1,125	1,099,549
4.65%, 08/15/32 (Call 05/15/32)	550	513,728
4.85%, 03/01/48 (Call 09/01/47)	808	681,323
4.90%, 03/15/29 (Call 02/15/29)	1,090	1,060,491
4.90%, 01/15/45 (Call 07/15/44)	468	398,415
5.10%, 09/15/45 (Call 03/15/45)	849	746,164
5.15%, 03/15/34 (Call 12/15/33)	860	822,047
5.30%, 08/15/28 (Call 07/15/28)	1,309	1,297,529
5.30%, 08/15/52 (Call 02/15/52)	800	721,697
5.40%, 03/02/26	380	378,522
5.40%, 03/04/44 (Call 09/04/43)	414	378,047
5.65%, 03/15/33 (Call 12/15/32)	815	809,035
5.75%, 06/24/44 (Call 12/24/43)	585	555,177
5.80%, 11/15/43 (Call 05/15/43)	404	386,118
6.30%, 04/15/40	1,076	1,089,578
8.75%, 03/15/32	230	268,975
Series A, 7.50%, 01/15/31	84	91,705
		312,779,726
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(b)(c)	743	631,579
4.40%, 05/27/26 (Call 02/27/26)(b)	175	170,069
4.87%, 02/15/29 (Call 11/15/28)(b)(c)	860	836,052
5.00%, 03/15/48 (Call 09/15/47)(b)(c)	115	102,048
Brookfield Finance Inc., 5.97%, 03/04/54 (Call 09/04/53)(c)	530	518,614
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(b)	460	419,590
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29 (Call 06/19/29)(b)	1,076	969,670
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	50	47,380
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	855	757,358
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29 (Call 04/01/29)(b)	1,318	1,206,813
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	510	347,253
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(b)	890	590,520
KKR Group Finance Co. X LLC, 3.25%, 12/15/51 (Call 06/15/51)(b)	640	412,667
		7,009,613
Real Estate — 0.2%
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	400	392,221
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(d)	400	367,705
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(b)(c)	790	693,048
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	$800	$748,117
Arada Sukuk Ltd., 8.13%, 06/08/27(d)	600	610,047
Aroundtown SA, 5.38%, 03/21/29 (Call 12/21/28)(d)	1,000	861,111
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)(c)	478	387,303
4.88%, 03/01/26 (Call 12/01/25)	874	859,419
5.50%, 04/01/29 (Call 03/01/29)	80	79,005
5.95%, 08/15/34 (Call 05/15/34)	600	596,570
Central Plaza Development Ltd., 4.65%, 01/19/26 (Call 10/19/25)(d)	200	176,130
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(d)	400	369,938
China Overseas Finance Cayman V Ltd., 5.35%, 11/15/42(d)	200	164,433
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	600	588,787
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(d)	600	571,605
China Overseas Finance Cayman VIII Ltd.
2.75%, 03/02/30(d)	600	500,990
3.45%, 07/15/29(d)	250	220,728
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	600	523,721
China Resources Land Ltd., 4.13%, 02/26/29(d)	200	183,716
CK Property Finance MTN Ltd., 1.38%, 06/30/26(d)	400	363,536
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31 (Call 02/13/31)(d)	400	339,936
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 05/31/24)(b)	588	579,762
8.88%, 09/01/31 (Call 09/01/26)(b)	380	394,906
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(d)	600	610,178
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	800	744,975
Elect Global Investments Ltd., 4.10%, (Call 06/03/25), (5-year CMT + 2.887%)(a)(d)(i)	200	181,855
Emaar Sukuk Ltd.
3.64%, 09/15/26(d)	800	760,254
3.70%, 07/06/31(d)	400	354,315
3.88%, 09/17/29(d)	500	460,304
Esic Sukuk Ltd., 5.83%, 02/14/29(d)	600	594,768
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28 (Call 05/31/24)(b)(g)	462	472,892
Franshion Brilliant Ltd.
3.20%, 04/09/26(d)	400	352,007
4.25%, 07/23/29(d)	600	414,359
Fuqing Investment Management Ltd., 3.25%, 06/23/25(d)	200	179,423
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	700	662,450
GLP China Holdings Ltd., 2.95%, 03/29/26(d)	800	671,086
Goodman HK Finance, 3.00%, 07/22/30 (Call 04/22/30)(d)	235	195,604
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(b)	380	393,008
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (Call 03/15/27)(b)	700	718,193
Hongkong Land Finance Cayman Islands Co. Ltd., 5.25%, 07/14/33 (Call 04/14/33)(d)	400	383,460
Security	Par (000)	Value
Real Estate (continued)
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31 (Call 04/15/31)(d)	$800	$634,741
2.88%, 05/27/30 (Call 02/27/30)(d)	400	341,553
4.50%, 10/07/25(d)	300	294,454
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(b)	580	514,753
4.38%, 02/01/31 (Call 02/01/26)(b)	585	497,119
5.38%, 08/01/28 (Call 05/31/24)(b)	695	656,401
Huafa 2020 I Co. Ltd., 2.80%, 11/04/25(d)	400	372,706
Hunt Companies Inc., 5.25%, 04/15/29 (Call 05/31/24)(b)	575	515,567
Huzhou City Investment Development Group Co. Ltd., 5.68%, 06/06/26(d)	200	199,777
Hysan MTN Ltd.
2.82%, 09/04/29(d)	600	510,123
2.88%, 06/02/27 (Call 03/02/27)(d)	400	363,464
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(d)	400	363,724
Jones Lang LaSalle Inc., 6.88%, 12/01/28 (Call 11/01/28)	140	145,118
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 05/31/24)	575	475,485
4.75%, 02/01/30 (Call 09/01/24)	500	396,207
5.00%, 03/01/31 (Call 03/01/26)	555	431,117
Longfor Group Holdings Ltd.
3.95%, 09/16/29(d)	1,000	594,701
4.50%, 01/16/28(d)	400	268,107
LOTTE Property & Development Co. Ltd., 4.50%, 08/01/25(d)	200	196,369
MAF Global Securities Ltd., 7.88%, (Call 06/30/27), (5-year CMT + 4.893%)(a)(d)(i)	600	615,179
MAF Sukuk Ltd.
3.93%, 02/28/30(d)	600	548,534
4.50%, 11/03/25(d)	200	195,481
4.64%, 05/14/29(d)	600	575,298
5.00%, 06/01/33(d)	400	381,929
Mirvac Group Finance Ltd., 3.63%, 03/18/27 (Call 12/18/26)(d)	200	187,242
Nan Fung Treasury Ltd.
3.63%, 08/27/30(d)	600	512,896
3.88%, 10/03/27(d)	200	183,239
5.00%, 09/05/28(d)	400	377,602
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(b)	550	555,626
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	910	718,967
3.88%, 03/20/27 (Call 12/20/26)(b)	1,245	1,175,650
4.13%, 02/01/29 (Call 11/01/28)(b)	1,196	1,106,210
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)(c)	392	262,856
5.75%, 01/15/29 (Call 05/16/24)(b)(c)	484	337,725
RKPF Overseas 2020 A Ltd.
5.13%, 07/26/26 (Call 07/26/24)(d)	400	78,730
5.20%, 01/12/26 (Call 05/15/24)(d)	400	83,756
Sinochem Offshore Capital Co. Ltd.
1.50%, 09/23/26 (Call 08/23/26)(d)	400	362,238
1.63%, 10/29/25(d)	200	188,006
2.25%, 11/24/26 (Call 10/24/26)(d)	600	550,192
2.38%, 09/23/31 (Call 06/23/31)(d)	800	651,603

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(b)(c)	$400	$419,793
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30 (Call 02/13/30)(d)	400	342,386
2.88%, 01/21/30(d)	1,000	868,966
3.75%, 02/25/29(d)	200	184,662
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30 (Call 10/30/29)(d)	400	346,126
Swire Pacific MTN Financing Ltd., 3.88%, 09/21/25(d)	400	389,926
Swire Properties MTN Financing Ltd.
3.50%, 01/10/28(d)	200	185,852
3.63%, 01/13/26(d)	600	580,007
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(d)	800	343,916
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	400	370,321
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(d)	200	192,645
2.88%, 05/07/30(d)	800	689,310
3.50%, 01/17/28(d)	250	232,302
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(d)	400	375,995
Yan Gang Ltd., 1.90%, 03/23/26(d)	400	370,687
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/30/24)(d)	600	482,412
		42,517,616
Real Estate Investment Trusts — 1.0%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)	785	679,626
2.60%, 06/15/33 (Call 03/15/33)	210	159,912
2.90%, 10/01/30 (Call 07/01/30)	226	190,531
4.80%, 10/01/32 (Call 07/01/32)	55	50,578
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	1,198	879,689
2.00%, 05/18/32 (Call 02/18/32)	790	602,113
2.75%, 12/15/29 (Call 09/15/29)	410	353,754
2.95%, 03/15/34 (Call 12/15/33)	1,015	800,873
3.00%, 05/18/51 (Call 11/18/50)	852	501,235
3.38%, 08/15/31 (Call 05/15/31)	635	548,653
3.55%, 03/15/52 (Call 09/15/51)	590	387,914
3.80%, 04/15/26 (Call 02/15/26)	645	622,703
3.95%, 01/15/27 (Call 10/15/26)	415	396,970
3.95%, 01/15/28 (Call 10/15/27)	742	700,516
4.00%, 02/01/50 (Call 08/01/49)	536	386,278
4.30%, 01/15/26 (Call 10/15/25)	186	181,920
4.50%, 07/30/29 (Call 04/30/29)	466	443,467
4.70%, 07/01/30 (Call 04/01/30)	663	627,672
4.75%, 04/15/35 (Call 01/15/35)	425	386,616
4.85%, 04/15/49 (Call 10/15/48)	230	187,125
4.90%, 12/15/30 (Call 09/15/30)	680	652,565
5.15%, 04/15/53 (Call 10/15/52)	420	361,153
5.25%, 05/15/36 (Call 02/15/36)	245	230,081
5.63%, 05/15/54 (Call 11/15/53)	425	391,088
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	655	523,851
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	545	431,690
3.38%, 07/15/51 (Call 01/15/51)	365	229,429
3.63%, 04/15/32 (Call 01/15/32)	115	98,355
4.25%, 02/15/28 (Call 11/15/27)	560	530,111
4.90%, 02/15/29 (Call 11/15/28)	310	298,959
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 02/01/34 (Call 11/01/33)	$570	$549,936
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	771	727,136
1.45%, 09/15/26 (Call 08/15/26)	770	699,774
1.50%, 01/31/28 (Call 11/30/27)	900	774,374
1.60%, 04/15/26 (Call 03/15/26)	605	559,904
1.88%, 10/15/30 (Call 07/15/30)	867	686,326
2.10%, 06/15/30 (Call 03/15/30)	866	705,528
2.30%, 09/15/31 (Call 06/15/31)	740	588,203
2.70%, 04/15/31 (Call 01/15/31)	775	640,563
2.75%, 01/15/27 (Call 11/15/26)	860	799,944
2.90%, 01/15/30 (Call 10/15/29)	1,074	926,464
2.95%, 01/15/51 (Call 07/15/50)	990	595,963
3.10%, 06/15/50 (Call 12/15/49)	1,312	816,540
3.13%, 01/15/27 (Call 10/15/26)	545	510,371
3.38%, 10/15/26 (Call 07/15/26)	775	735,629
3.55%, 07/15/27 (Call 04/15/27)	859	807,279
3.60%, 01/15/28 (Call 10/15/27)	549	510,906
3.65%, 03/15/27 (Call 02/15/27)	635	602,954
3.70%, 10/15/49 (Call 04/15/49)	676	469,520
3.80%, 08/15/29 (Call 05/15/29)	1,342	1,227,330
3.95%, 03/15/29 (Call 12/15/28)	937	869,158
4.00%, 06/01/25 (Call 03/01/25)	1,011	992,410
4.05%, 03/15/32 (Call 12/15/31)	434	387,779
4.40%, 02/15/26 (Call 11/15/25)	888	868,582
5.20%, 02/15/29 (Call 01/15/29)	310	304,696
5.25%, 07/15/28 (Call 06/15/28)	640	631,343
5.45%, 02/15/34 (Call 11/15/33)	600	582,963
5.50%, 03/15/28 (Call 02/15/28)	646	642,919
5.55%, 07/15/33 (Call 04/15/33)	555	543,055
5.65%, 03/15/33 (Call 12/15/32)	615	605,943
5.80%, 11/15/28 (Call 10/15/28)	770	775,448
5.90%, 11/15/33 (Call 08/15/33)	800	803,569
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	445	367,984
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)	770	664,177
2.05%, 01/15/32 (Call 10/15/31)	680	543,578
2.30%, 03/01/30 (Call 12/01/29)	252	212,942
2.45%, 01/15/31 (Call 10/17/30)	843	704,919
2.90%, 10/15/26 (Call 07/15/26)	251	235,976
2.95%, 05/11/26 (Call 02/11/26)	315	299,436
3.20%, 01/15/28 (Call 10/15/27)	228	211,585
3.30%, 06/01/29 (Call 03/01/29)	267	242,023
3.35%, 05/15/27 (Call 02/15/27)	144	136,058
3.45%, 06/01/25 (Call 03/03/25)	439	429,353
3.50%, 11/15/25 (Call 08/15/25)	290	281,708
3.90%, 10/15/46 (Call 04/15/46)	215	162,929
4.15%, 07/01/47 (Call 01/01/47)	200	155,842
4.35%, 04/15/48 (Call 10/18/47)	126	101,512
5.00%, 02/15/33 (Call 11/15/32)	55	52,668
5.30%, 12/07/33 (Call 09/07/33)	645	629,236
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)(c)	355	318,222
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)	1,035	750,402
2.55%, 04/01/32 (Call 01/01/32)	862	659,835
2.75%, 10/01/26 (Call 07/01/26)	700	647,919
2.90%, 03/15/30 (Call 12/15/29)	1,001	836,288
3.25%, 01/30/31 (Call 10/30/30)	1,310	1,089,033
3.40%, 06/21/29 (Call 03/21/29)	930	813,690
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.65%, 02/01/26 (Call 11/03/25)	$885	$849,003
4.50%, 12/01/28 (Call 09/01/28)	828	772,155
6.50%, 01/15/34 (Call 10/15/33)(c)	5	4,997
6.75%, 12/01/27 (Call 11/01/27)	265	270,754
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	420	375,947
4.55%, 10/01/29 (Call 07/01/29)(c)	337	289,338
8.05%, 03/15/28 (Call 02/15/28)	315	320,584
8.88%, 04/12/29 (Call 03/12/29)	170	174,031
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	255	222,872
2.50%, 08/16/31 (Call 05/16/31)	360	288,043
3.90%, 03/15/27 (Call 12/15/26)	565	534,534
4.05%, 07/01/30 (Call 04/01/30)	944	855,337
4.13%, 06/15/26 (Call 03/15/26)	415	400,728
4.13%, 05/15/29 (Call 02/15/29)	630	582,449
5.50%, 02/15/34 (Call 11/15/33)	320	304,878
Broadstone Net Lease LLC, 2.60%, 09/15/31 (Call 06/15/31)	585	454,330
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 05/31/24)(b)	685	612,911
5.75%, 05/15/26 (Call 05/13/24)(b)	800	774,244
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	1,092	942,786
3.15%, 07/01/29 (Call 04/01/29)	365	326,108
3.35%, 11/01/49 (Call 05/01/49)	180	121,795
4.10%, 10/15/28 (Call 07/15/28)	262	249,261
4.90%, 01/15/34 (Call 10/15/33)	550	517,199
5.85%, 11/03/26 (Call 10/03/26)	740	745,875
Champion MTN Ltd., 2.95%, 06/15/30(d)	400	321,449
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(d)	400	380,207
CMT MTN Pte Ltd., 3.61%, 04/04/29(d)	200	183,646
COPT Defense Properties LP
2.00%, 01/15/29 (Call 11/15/28)	690	575,485
2.25%, 03/15/26 (Call 02/15/26)	235	220,295
2.75%, 04/15/31 (Call 01/15/31)	395	317,849
2.90%, 12/01/33 (Call 09/01/33)	260	198,121
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	1,020	923,239
1.35%, 07/15/25 (Call 06/15/25)	480	455,271
2.10%, 04/01/31 (Call 01/01/31)	767	606,946
2.25%, 01/15/31 (Call 10/15/30)	845	679,538
2.50%, 07/15/31 (Call 04/15/31)	480	387,553
2.90%, 03/15/27 (Call 02/15/27)	585	542,304
2.90%, 04/01/41 (Call 10/01/40)	1,130	756,986
3.10%, 11/15/29 (Call 08/15/29)	222	193,847
3.25%, 01/15/51 (Call 07/15/50)	836	535,542
3.30%, 07/01/30 (Call 04/01/30)	672	583,151
3.65%, 09/01/27 (Call 06/01/27)	1,444	1,354,244
3.70%, 06/15/26 (Call 03/15/26)	922	885,109
3.80%, 02/15/28 (Call 11/15/27)	1,007	939,621
4.00%, 03/01/27 (Call 12/01/26)	787	752,663
4.00%, 11/15/49 (Call 05/15/49)	295	217,048
4.15%, 07/01/50 (Call 01/01/50)	680	510,306
4.30%, 02/15/29 (Call 11/15/28)	1,105	1,039,076
4.45%, 02/15/26 (Call 11/15/25)	713	697,702
4.75%, 05/15/47 (Call 11/15/46)(c)	359	293,756
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.80%, 09/01/28 (Call 08/01/28)	$700	$674,450
5.00%, 01/11/28 (Call 12/11/27)	1,000	975,382
5.10%, 05/01/33 (Call 02/01/33)	610	576,281
5.20%, 02/15/49 (Call 08/15/48)	389	343,033
5.60%, 06/01/29 (Call 05/01/29)	1,040	1,033,655
5.80%, 03/01/34 (Call 12/01/33)	1,575	1,561,057
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	375	339,293
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)	120	94,161
2.25%, 12/15/28 (Call 10/15/28)	800	691,474
2.50%, 02/15/32 (Call 11/15/31)	655	520,729
3.00%, 02/15/30 (Call 11/15/29)	85	73,426
3.13%, 09/01/26 (Call 06/01/26)	860	811,453
4.00%, 11/15/25 (Call 08/15/25)	780	758,047
4.38%, 02/15/29 (Call 11/15/28)	67	63,083
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	1,274	1,154,043
3.70%, 08/15/27 (Call 05/15/27)	820	775,125
4.45%, 07/15/28 (Call 04/15/28)	603	575,793
5.55%, 01/15/28 (Call 12/15/27)	1,170	1,165,460
Diversified Healthcare Trust
0.00%, 01/15/26 (Call 05/13/24)(b)(j)	825	709,669
4.38%, 03/01/31 (Call 09/01/30)	445	322,222
4.75%, 02/15/28 (Call 08/15/27)(c)	442	347,678
9.75%, 06/15/25 (Call 05/16/24)	461	461,748
DOC DR LLC
2.63%, 11/01/31 (Call 08/01/31)	555	446,807
3.95%, 01/15/28 (Call 10/15/27)	130	123,152
4.30%, 03/15/27 (Call 12/15/26)	240	232,034
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	360	292,173
3.75%, 08/15/29 (Call 05/15/29)	560	486,688
4.50%, 06/01/27 (Call 03/01/27)	395	372,417
4.75%, 12/15/26 (Call 09/15/26)	280	268,507
4.95%, 04/15/28 (Call 01/15/28)	330	310,038
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	994	929,784
1.25%, 07/15/25 (Call 06/15/25)	565	534,310
1.45%, 05/15/26 (Call 04/15/26)	1,145	1,051,094
1.55%, 03/15/28 (Call 01/15/28)	600	514,799
1.80%, 07/15/27 (Call 05/15/27)	980	872,109
2.00%, 05/15/28 (Call 03/15/28)	494	428,348
2.15%, 07/15/30 (Call 04/15/30)	1,223	996,994
2.50%, 05/15/31 (Call 02/15/31)	440	358,718
2.90%, 11/18/26 (Call 09/18/26)	601	561,270
2.95%, 09/15/51 (Call 03/15/51)	910	543,044
3.00%, 07/15/50 (Call 01/15/50)	672	410,653
3.20%, 11/18/29 (Call 08/18/29)	1,316	1,160,474
3.40%, 02/15/52 (Call 08/15/51)	460	301,990
3.90%, 04/15/32 (Call 01/15/32)	190	167,798
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	285	225,878
2.50%, 02/15/30 (Call 11/15/29)	231	197,641
2.85%, 11/01/26 (Call 08/01/26)	824	774,262
3.00%, 07/01/29 (Call 04/01/29)	660	589,645
3.25%, 08/01/27 (Call 05/01/27)	255	238,014
3.38%, 06/01/25 (Call 03/01/25)	555	541,412
3.50%, 03/01/28 (Call 12/01/27)	287	268,531
4.00%, 08/01/47 (Call 02/01/47)(c)	248	183,802
4.15%, 12/01/28 (Call 09/01/28)	883	840,962

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.50%, 07/01/44 (Call 01/01/44)	$398	$325,760
4.50%, 06/01/45 (Call 12/01/44)	280	227,573
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	802	636,208
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	237	183,154
1.70%, 03/01/28 (Call 01/01/28)	378	326,052
2.55%, 06/15/31 (Call 03/15/31)	170	137,717
2.65%, 03/15/32 (Call 12/15/31)	654	524,950
2.65%, 09/01/50 (Call 03/01/50)	90	49,370
3.00%, 01/15/30 (Call 10/15/29)	260	225,255
3.38%, 04/15/26 (Call 01/15/26)	250	238,914
3.63%, 05/01/27 (Call 02/01/27)	315	296,826
4.00%, 03/01/29 (Call 12/01/28)	490	455,941
4.50%, 03/15/48 (Call 09/15/47)	255	203,953
5.50%, 04/01/34 (Call 01/01/34)	205	198,310
Extra Space Storage LP
2.20%, 10/15/30 (Call 07/15/30)	480	386,929
2.35%, 03/15/32 (Call 12/15/31)	335	261,563
2.40%, 10/15/31 (Call 07/15/31)	445	353,606
2.55%, 06/01/31 (Call 03/01/31)	340	275,398
3.50%, 07/01/26 (Call 04/01/26)	666	635,906
3.88%, 12/15/27 (Call 09/15/27)	555	521,561
4.00%, 06/15/29 (Call 03/15/29)	323	298,288
5.40%, 02/01/34 (Call 11/01/33)	420	402,136
5.50%, 07/01/30 (Call 05/01/30)	345	340,400
5.70%, 04/01/28 (Call 03/01/28)	374	373,738
5.90%, 01/15/31 (Call 11/15/30)	230	231,023
Federal Realty OP LP
1.25%, 02/15/26 (Call 01/15/26)	301	278,296
3.20%, 06/15/29 (Call 03/15/29)	115	102,122
3.25%, 07/15/27 (Call 04/15/27)	575	534,078
3.50%, 06/01/30 (Call 03/01/30)	745	660,636
4.50%, 12/01/44 (Call 06/01/44)	326	258,313
5.38%, 05/01/28 (Call 04/01/28)	265	261,376
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	490	416,973
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	450	367,661
4.00%, 01/15/30 (Call 10/15/29)	900	804,389
4.00%, 01/15/31 (Call 10/15/30)	625	546,484
5.25%, 06/01/25 (Call 03/01/25)	1,288	1,277,488
5.30%, 01/15/29 (Call 10/15/28)	1,037	1,005,700
5.38%, 04/15/26 (Call 01/15/26)	1,052	1,038,492
5.75%, 06/01/28 (Call 03/03/28)	638	630,571
6.75%, 12/01/33 (Call 09/01/33)	55	56,395
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32 (Call 02/04/32)(b)	350	313,463
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	40	32,626
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28 (Call 12/15/27)(b)(c)	520	475,950
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	845	788,133
3.75%, 09/15/30(b)(c)	360	298,138
Healthcare Realty Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	841	649,291
3.10%, 02/15/30 (Call 11/15/29)	400	340,769
3.50%, 08/01/26 (Call 05/01/26)	773	733,368
3.75%, 07/01/27 (Call 04/01/27)	375	350,931
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Healthpeak OP LLC
1.35%, 02/01/27 (Call 01/01/27)	$100	$89,631
2.13%, 12/01/28 (Call 10/01/28)	430	372,324
2.88%, 01/15/31 (Call 10/15/30)	560	469,861
3.00%, 01/15/30 (Call 10/15/29)	860	746,088
3.25%, 07/15/26 (Call 05/15/26)	629	598,257
3.50%, 07/15/29 (Call 04/15/29)	806	731,198
4.00%, 06/01/25 (Call 03/01/25)	80	78,434
5.25%, 12/15/32 (Call 09/15/32)	820	788,497
6.75%, 02/01/41 (Call 08/01/40)	101	107,915
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	462	361,607
3.05%, 02/15/30 (Call 11/15/29)	665	549,411
3.88%, 03/01/27 (Call 12/01/26)	205	192,056
4.13%, 03/15/28 (Call 12/15/27)	332	306,851
4.20%, 04/15/29 (Call 01/15/29)(c)	290	260,369
7.65%, 02/01/34 (Call 11/01/33)	395	414,983
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	550	537,340
Series F, 4.50%, 02/01/26 (Call 11/01/25)	657	640,393
Series H, 3.38%, 12/15/29 (Call 09/15/29)	295	257,477
Series I, 3.50%, 09/15/30 (Call 06/15/30)	777	674,108
Series J, 2.90%, 12/15/31 (Call 09/15/31)	500	406,002
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	415	315,036
3.95%, 11/01/27 (Call 08/01/27)	451	398,361
4.65%, 04/01/29 (Call 01/01/29)	494	416,334
5.95%, 02/15/28 (Call 01/15/28)(c)	340	310,720
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	190	146,781
2.30%, 11/15/28 (Call 09/15/28)	605	523,849
2.70%, 01/15/34 (Call 10/15/33)	645	496,154
4.15%, 04/15/32 (Call 01/15/32)	725	645,184
5.45%, 08/15/30 (Call 06/15/30)	360	352,522
5.50%, 08/15/33 (Call 05/15/33)	540	521,588
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	970	855,833
4.88%, 09/15/27 (Call 05/13/24)(b)	897	855,727
4.88%, 09/15/29 (Call 09/15/24)(b)	910	840,566
5.00%, 07/15/28 (Call 05/13/24)(b)	465	437,801
5.25%, 03/15/28 (Call 05/13/24)(b)	860	823,222
5.25%, 07/15/30 (Call 07/15/25)(b)	1,240	1,151,814
5.63%, 07/15/32 (Call 07/15/26)(b)	515	475,739
7.00%, 02/15/29 (Call 08/15/25)(b)	875	879,744
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	670	593,625
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	645	471,026
2.65%, 11/15/33 (Call 08/15/33)	530	378,758
3.05%, 02/15/30 (Call 11/15/29)	550	457,074
4.25%, 08/15/29 (Call 05/15/29)	747	666,448
4.38%, 10/01/25 (Call 07/01/25)	584	569,058
4.75%, 12/15/28 (Call 09/15/28)	270	253,921
6.25%, 01/15/36 (Call 10/15/35)	360	338,133
Kimco Realty OP LLC
1.90%, 03/01/28 (Call 01/01/28)	330	288,149
2.25%, 12/01/31 (Call 09/01/31)	250	195,454
2.70%, 10/01/30 (Call 07/01/30)	570	479,049
2.80%, 10/01/26 (Call 07/01/26)	358	336,015
3.20%, 04/01/32 (Call 01/01/32)	455	380,155
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 10/01/49 (Call 04/01/49)	$245	$167,377
3.80%, 04/01/27 (Call 01/01/27)	570	544,072
4.13%, 12/01/46 (Call 06/01/46)	252	184,454
4.25%, 04/01/45 (Call 10/01/44)	350	266,875
4.45%, 09/01/47 (Call 03/01/47)	295	225,767
4.60%, 02/01/33 (Call 11/01/32)	430	393,493
6.40%, 03/01/34 (Call 12/01/33)	350	362,131
Kite Realty Group LP
4.00%, 10/01/26 (Call 07/01/26)	245	232,643
5.50%, 03/01/34 (Call 12/01/33)	290	276,722
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	228	212,882
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 05/31/24)(b)	585	542,054
4.75%, 06/15/29 (Call 06/15/24)(b)	590	526,032
5.25%, 10/01/25 (Call 05/16/24)(b)	335	329,144
Link Finance Cayman 2009 Ltd. (The)
2.75%, 01/19/32(d)	600	493,239
2.88%, 07/21/26(d)	400	376,866
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)	75	58,360
2.70%, 09/15/30 (Call 06/15/30)	130	106,364
6.75%, 11/15/28 (Call 10/15/28)	255	261,388
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)	510	460,424
1.70%, 02/15/31 (Call 11/15/30)	705	552,706
2.75%, 03/15/30 (Call 12/15/29)	353	305,108
2.88%, 09/15/51 (Call 03/15/51)	120	71,882
3.60%, 06/01/27 (Call 03/01/27)	299	283,802
3.95%, 03/15/29 (Call 12/15/28)	340	320,047
4.00%, 11/15/25 (Call 08/15/25)	1,356	1,323,347
4.20%, 06/15/28 (Call 03/15/28)	792	759,465
5.00%, 03/15/34 (Call 12/15/33)	165	156,659
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	1,175	787,847
4.63%, 08/01/29 (Call 08/01/24)	819	613,496
5.00%, 10/15/27 (Call 05/31/24)(c)	1,260	1,032,889
5.25%, 08/01/26 (Call 05/31/24)(c)	468	428,236
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	603	482,396
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(b)	465	396,662
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	462	387,635
3.00%, 04/15/52 (Call 10/15/51)	110	66,337
3.10%, 04/15/50 (Call 10/15/49)	380	233,549
3.50%, 10/15/27 (Call 07/15/27)	385	360,176
3.50%, 04/15/51 (Call 10/15/50)	135	91,288
3.60%, 12/15/26 (Call 09/15/26)	442	420,138
4.00%, 11/15/25 (Call 08/15/25)	550	535,844
4.30%, 10/15/28 (Call 07/15/28)	150	142,377
4.80%, 10/15/48 (Call 04/15/48)	283	233,155
5.60%, 10/15/33 (Call 07/15/33)	330	323,557
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	340	164,602
2.65%, 06/15/26 (Call 05/15/26)(c)	285	162,129
3.45%, 10/15/31 (Call 07/15/31)	336	138,856
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	$545	$426,799
3.38%, 02/01/31 (Call 11/01/30)	535	446,522
3.63%, 10/01/29 (Call 07/01/29)	415	362,610
4.50%, 04/01/27 (Call 01/01/27)	695	666,394
4.75%, 01/15/28 (Call 10/15/27)	628	595,683
5.25%, 01/15/26 (Call 10/15/25)	910	897,374
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/31/24)(b)	670	613,473
5.88%, 10/01/28 (Call 05/31/24)(b)	665	643,128
7.50%, 06/01/25 (Call 05/31/24)(b)	475	475,270
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	570	451,327
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	75	52,849
3.15%, 08/15/30 (Call 05/15/30)	530	408,710
9.25%, 07/20/28 (Call 06/20/28)	95	100,294
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(c)	731	569,259
1.63%, 03/15/31 (Call 12/15/30)	235	183,453
1.75%, 07/01/30 (Call 04/01/30)	538	433,755
1.75%, 02/01/31 (Call 11/01/30)	415	329,660
2.13%, 04/15/27 (Call 02/15/27)	623	568,365
2.13%, 10/15/50 (Call 04/15/50)	608	314,282
2.25%, 04/15/30 (Call 01/15/30)	941	791,289
2.25%, 01/15/32 (Call 10/15/31)	960	765,278
2.88%, 11/15/29 (Call 08/15/29)	380	335,435
3.00%, 04/15/50 (Call 10/15/49)	553	349,706
3.05%, 03/01/50 (Call 09/01/49)	257	163,680
3.25%, 06/30/26 (Call 03/30/26)	257	245,797
3.25%, 10/01/26 (Call 07/01/26)	235	223,581
3.38%, 12/15/27 (Call 09/15/27)	255	238,651
3.88%, 09/15/28 (Call 06/15/28)	485	457,694
4.00%, 09/15/28 (Call 06/15/28)	307	290,980
4.38%, 02/01/29 (Call 11/01/28)	465	446,792
4.38%, 09/15/48 (Call 03/15/48)	255	206,683
4.63%, 01/15/33 (Call 10/15/32)	385	361,127
4.75%, 06/15/33 (Call 03/15/33)	1,005	947,965
4.88%, 06/15/28 (Call 05/15/28)	850	836,963
5.00%, 03/15/34 (Call 12/15/33)	375	358,383
5.13%, 01/15/34 (Call 10/15/33)	769	742,754
5.25%, 06/15/53 (Call 12/15/52)	745	684,801
5.25%, 03/15/54 (Call 09/15/53)	380	347,037
Prologis Targeted U.S. Logistics Fund LP
5.25%, 04/01/29 (Call 03/01/29)(b)	75	73,610
5.50%, 04/01/34 (Call 01/01/34)(b)	75	72,829
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)	465	429,256
1.50%, 11/09/26 (Call 10/09/26)	995	905,824
1.85%, 05/01/28 (Call 03/01/28)	660	578,302
1.95%, 11/09/28 (Call 09/09/28)	825	714,007
2.25%, 11/09/31 (Call 08/09/31)	950	761,850
2.30%, 05/01/31 (Call 02/01/31)	595	487,229
3.09%, 09/15/27 (Call 06/15/27)	730	680,483
3.39%, 05/01/29 (Call 02/01/29)	1,080	988,935
5.10%, 08/01/33 (Call 05/01/33)	335	324,825
5.13%, 01/15/29 (Call 12/15/28)	800	795,536
5.35%, 08/01/53 (Call 02/01/53)	495	464,202
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	755	609,523

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	$306	$279,986
1.80%, 03/15/33 (Call 12/15/32)	380	278,239
2.10%, 03/15/28 (Call 01/15/28)	800	704,979
2.20%, 06/15/28 (Call 04/15/28)	593	520,355
2.70%, 02/15/32 (Call 11/15/31)	50	40,604
2.85%, 12/15/32 (Call 09/15/32)	415	334,737
3.00%, 01/15/27 (Call 10/15/26)	771	723,507
3.10%, 12/15/29 (Call 09/15/29)	315	279,644
3.20%, 02/15/31 (Call 11/15/30)	95	81,649
3.25%, 06/15/29 (Call 03/15/29)	670	605,968
3.25%, 01/15/31 (Call 10/15/30)	1,120	973,157
3.40%, 01/15/28 (Call 11/15/27)	584	543,864
3.40%, 01/15/30 (Call 10/15/29)	265	236,274
3.65%, 01/15/28 (Call 10/15/27)	265	248,745
3.95%, 08/15/27 (Call 05/15/27)	1,025	979,290
4.00%, 07/15/29 (Call 04/15/29)	695	647,810
4.13%, 10/15/26 (Call 07/15/26)	975	945,747
4.63%, 11/01/25 (Call 09/01/25)	1,309	1,290,375
4.65%, 03/15/47 (Call 09/15/46)	268	225,432
4.70%, 12/15/28 (Call 11/15/28)	395	381,698
4.75%, 02/15/29 (Call 01/15/29)	1,050	1,016,057
4.85%, 03/15/30 (Call 01/15/30)	160	154,331
4.88%, 06/01/26 (Call 03/01/26)	463	457,051
4.90%, 07/15/33 (Call 04/15/33)	955	895,752
5.05%, 01/13/26 (Call 05/13/24)	100	99,441
5.13%, 02/15/34 (Call 11/15/33)	310	294,840
5.63%, 10/13/32 (Call 07/13/32)	655	650,678
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	455	400,129
3.60%, 02/01/27 (Call 11/01/26)	555	529,815
3.70%, 06/15/30 (Call 03/15/30)	215	193,473
4.13%, 03/15/28 (Call 12/15/27)	275	261,381
4.40%, 02/01/47 (Call 08/01/46)	195	152,259
4.65%, 03/15/49 (Call 09/15/48)	280	227,590
5.25%, 01/15/34 (Call 10/15/33)	550	525,976
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28 (Call 09/15/28)	260	264,513
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	540	430,685
2.15%, 09/01/31 (Call 06/01/31)	385	301,120
5.00%, 06/15/28 (Call 05/15/28)	230	224,698
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/32 (Call 04/01/27)(b)	895	877,522
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 05/31/24)(b)	545	501,957
4.75%, 10/15/27 (Call 05/31/24)	629	597,319
7.25%, 07/15/28 (Call 07/15/25)(b)	380	386,155
Rithm Capital Corp.
6.25%, 10/15/25 (Call 05/31/24)(b)	218	215,900
8.00%, 04/01/29 (Call 04/01/26)(b)	750	733,428
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 05/31/24)(b)	465	438,222
4.00%, 09/15/29 (Call 09/15/24)(b)	465	403,043
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	605	487,155
3.90%, 10/15/29 (Call 07/15/29)	646	571,733
5.13%, 08/15/26 (Call 05/15/26)	982	961,034
Safehold GL Holdings LLC
2.80%, 06/15/31 (Call 03/15/31)	685	560,189
2.85%, 01/15/32 (Call 08/15/31)	130	104,498
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.10%, 04/01/34 (Call 01/01/34)	$130	$125,791
SBA Communications Corp.
3.13%, 02/01/29 (Call 05/31/24)	1,335	1,162,631
3.88%, 02/15/27 (Call 05/13/24)	1,335	1,254,113
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	1,300	1,252,394
3.63%, 01/28/26 (Call 12/28/25)(b)	475	458,305
3.75%, 03/23/27 (Call 12/23/26)(b)	440	416,520
4.38%, 05/28/30 (Call 02/28/30)(b)	1,010	945,154
Scentre Group Trust 2
4.75%, 09/24/80 (Call 06/24/26), (5-year CMT + 4.379%)(a)(b)	547	520,499
5.13%, 09/24/80 (Call 06/24/30), (5-year CMT + 4.685%)(a)(b)	700	636,788
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	380	324,893
4.38%, 02/15/30 (Call 08/15/29)	359	273,446
4.75%, 10/01/26 (Call 08/01/26)	423	393,695
4.95%, 02/15/27 (Call 08/15/26)	345	317,753
4.95%, 10/01/29 (Call 07/01/29)	354	289,469
5.25%, 02/15/26 (Call 08/15/25)	340	326,921
5.50%, 12/15/27 (Call 09/15/27)	415	392,467
7.50%, 09/15/25 (Call 06/15/25)	710	716,018
8.63%, 11/15/31 (Call 11/15/26)(b)	875	923,620
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(c)	585	525,971
1.75%, 02/01/28 (Call 11/01/27)	966	848,006
2.20%, 02/01/31 (Call 11/01/30)	680	550,497
2.25%, 01/15/32 (Call 10/15/31)	675	535,852
2.45%, 09/13/29 (Call 06/13/29)	1,640	1,410,520
2.65%, 07/15/30 (Call 04/15/30)	830	708,419
2.65%, 02/01/32 (Call 12/01/31)	700	571,034
3.25%, 11/30/26 (Call 08/30/26)	785	744,422
3.25%, 09/13/49 (Call 03/13/49)	1,070	700,545
3.30%, 01/15/26 (Call 10/15/25)	1,646	1,584,953
3.38%, 06/15/27 (Call 03/15/27)	524	494,399
3.38%, 12/01/27 (Call 09/01/27)	614	574,235
3.50%, 09/01/25 (Call 06/01/25)	791	770,353
3.80%, 07/15/50 (Call 01/15/50)	1,110	795,744
4.25%, 10/01/44 (Call 04/01/44)	482	380,622
4.25%, 11/30/46 (Call 05/30/46)	435	341,497
4.75%, 03/15/42 (Call 09/15/41)	69	59,584
5.50%, 03/08/33 (Call 12/08/32)	545	537,984
5.85%, 03/08/53 (Call 09/03/52)	520	504,374
6.25%, 01/15/34 (Call 10/15/33)	275	284,284
6.65%, 01/15/54 (Call 07/15/53)	285	305,905
6.75%, 02/01/40 (Call 11/01/39)	492	526,847
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	285	278,941
4.70%, 06/01/27 (Call 03/01/27)	490	479,098
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	380	351,911
4.38%, 01/15/27 (Call 07/15/26)(b)	465	431,168
7.25%, 04/01/29 (Call 10/01/28)(b)	535	528,080
Store Capital LLC
2.70%, 12/01/31 (Call 09/01/31)	455	351,961
2.75%, 11/18/30 (Call 08/18/30)	430	342,828
4.50%, 03/15/28 (Call 12/15/27)	398	370,784
4.63%, 03/15/29 (Call 12/15/28)	452	420,125
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)	470	404,569
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.70%, 07/15/31 (Call 04/15/31)	$835	$673,448
4.20%, 04/15/32 (Call 01/15/32)	484	424,131
5.50%, 01/15/29 (Call 12/15/28)	330	324,416
5.70%, 01/15/33 (Call 10/15/32)	405	392,027
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	315	251,265
3.13%, 09/01/26 (Call 06/01/26)	354	329,865
3.88%, 07/15/27 (Call 04/15/27)	230	213,657
Trust Fibra Uno
4.87%, 01/15/30 (Call 10/30/29)(d)	1,400	1,218,044
5.25%, 01/30/26 (Call 10/30/25)(d)	200	193,343
6.39%, 01/15/50 (Call 07/15/49)(d)	600	467,070
6.95%, 01/30/44 (Call 07/30/43)(d)	200	167,888
7.38%, 02/13/34 (Call 11/13/33)(d)	800	781,932
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	190	140,326
2.10%, 08/01/32 (Call 05/01/32)	625	473,230
2.95%, 09/01/26 (Call 06/01/26)	337	316,236
3.00%, 08/15/31 (Call 05/15/31)	730	617,495
3.10%, 11/01/34 (Call 08/01/34)	125	97,896
3.20%, 01/15/30 (Call 10/15/29)	630	557,968
3.50%, 07/01/27 (Call 04/01/27)	490	457,903
3.50%, 01/15/28 (Call 10/15/27)	250	231,703
4.40%, 01/26/29 (Call 10/26/28)	595	564,970
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)(c)	615	479,167
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 05/13/24)(b)	515	452,419
6.50%, 02/15/29 (Call 05/13/24)(b)	990	794,763
10.50%, 02/15/28 (Call 09/15/25)(b)	2,335	2,422,929
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	430	345,111
3.00%, 01/15/30 (Call 10/15/29)	280	241,003
3.25%, 10/15/26 (Call 07/15/26)	381	358,237
3.85%, 04/01/27 (Call 01/01/27)	281	267,392
4.00%, 03/01/28 (Call 12/01/27)	464	435,701
4.13%, 01/15/26 (Call 10/15/25)	730	709,052
4.38%, 02/01/45 (Call 08/01/44)	135	103,092
4.40%, 01/15/29 (Call 10/15/28)	1,028	970,792
4.75%, 11/15/30 (Call 08/15/30)	740	694,994
4.88%, 04/15/49 (Call 10/15/48)	405	328,346
5.70%, 09/30/43 (Call 03/30/43)	185	169,721
VICI Properties LP
4.38%, 05/15/25	505	496,868
4.75%, 02/15/28 (Call 01/15/28)	775	744,819
4.95%, 02/15/30 (Call 12/15/29)	1,170	1,109,119
5.13%, 05/15/32 (Call 02/15/32)	1,126	1,046,655
5.63%, 05/15/52 (Call 11/15/51)	935	816,191
5.75%, 04/01/34 (Call 01/01/34)	10	9,614
6.13%, 04/01/54 (Call 10/01/53)	185	172,750
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27 (Call 05/31/24)(b)	1,173	1,100,732
3.88%, 02/15/29 (Call 11/15/28)(b)	780	708,137
4.13%, 08/15/30 (Call 02/15/25)(b)	770	686,907
4.25%, 12/01/26 (Call 05/13/24)(b)	1,465	1,399,590
4.50%, 09/01/26 (Call 06/01/26)(b)	1,010	973,293
4.50%, 01/15/28 (Call 10/15/27)(b)	655	621,477
4.63%, 06/15/25 (Call 03/15/25)(b)	540	531,798
4.63%, 12/01/29 (Call 12/01/24)(b)	854	791,762
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 02/01/27 (Call 11/01/26)(b)	$1,203	$1,193,004
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	325	294,896
3.40%, 06/01/31 (Call 03/01/31)	345	268,380
WEA Finance LLC
2.88%, 01/15/27 (Call 11/15/26)(b)	660	601,155
3.50%, 06/15/29 (Call 03/15/29)(b)	460	401,619
4.13%, 09/20/28 (Call 06/20/28)(b)	460	414,780
4.63%, 09/20/48 (Call 03/20/48)(b)	400	276,086
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(b)	349	253,069
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	745	636,549
2.70%, 02/15/27 (Call 12/15/26)	420	390,095
2.75%, 01/15/31 (Call 10/15/30)	535	449,554
2.75%, 01/15/32 (Call 10/15/31)	850	693,712
2.80%, 06/01/31 (Call 03/01/31)	592	494,903
3.10%, 01/15/30 (Call 10/15/29)	645	566,851
3.85%, 06/15/32 (Call 03/15/32)	334	294,031
4.00%, 06/01/25 (Call 03/01/25)	1,066	1,045,940
4.13%, 03/15/29 (Call 12/15/28)	825	772,820
4.25%, 04/01/26 (Call 01/01/26)	761	741,683
4.25%, 04/15/28 (Call 01/15/28)	740	705,125
4.95%, 09/01/48 (Call 03/01/48)	555	486,031
6.50%, 03/15/41 (Call 09/15/40)	232	242,856
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	225	189,555
4.00%, 11/15/29 (Call 08/15/29)	588	543,076
4.00%, 04/15/30 (Call 01/15/30)	803	739,991
4.00%, 03/09/52 (Call 09/09/51)	270	201,277
4.75%, 05/15/26	535	526,478
6.95%, 10/01/27	117	122,238
7.38%, 03/15/32	711	787,625
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)	792	588,728
2.40%, 02/01/31 (Call 11/01/30)	400	324,436
2.45%, 02/01/32 (Call 11/01/31)	295	230,609
3.85%, 07/15/29 (Call 04/15/29)	230	212,108
4.25%, 10/01/26 (Call 07/01/26)	285	276,060
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(b)	455	414,274
6.38%, 08/15/25 (Call 05/13/24)(b)	462	461,312
		285,304,619
Retail — 0.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 05/13/24)(b)	615	549,422
3.88%, 01/15/28 (Call 05/31/24)(b)	1,430	1,320,145
4.00%, 10/15/30 (Call 10/15/25)(b)	2,795	2,408,098
4.38%, 01/15/28 (Call 05/31/24)(b)	667	621,489
5.75%, 04/15/25 (Call 05/31/24)(b)	341	339,842
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(b)	1,836	1,692,710
1.30%, 02/10/28 (Call 12/10/27)(b)	1,445	1,240,048
1.80%, 02/10/31 (Call 11/10/30)(b)	810	634,800
2.50%, 02/10/41 (Call 08/10/40)(b)	172	110,086
2.80%, 02/10/51 (Call 08/02/50)(b)	947	552,770
99 Cents Only Stores LLC, 7.50%, 01/15/26 (Call 05/31/24)(b)(e)	265	80,122
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 05/16/24)(b)	195	196,511

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Academy Ltd., 6.00%, 11/15/27 (Call 05/13/24)(b)	$365	$356,635
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	335	287,488
3.50%, 03/15/32 (Call 12/15/31)(c)	280	234,079
3.90%, 04/15/30 (Call 01/15/30)(c)	448	399,718
5.90%, 03/09/26	240	239,372
5.95%, 03/09/28 (Call 02/09/28)(c)	310	306,325
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(b)	553	484,157
3.44%, 05/13/41 (Call 11/13/40)(b)	535	391,157
3.55%, 07/26/27 (Call 04/26/27)(b)	1,330	1,252,215
3.63%, 05/13/51 (Call 11/13/50)(b)	190	132,084
3.80%, 01/25/50 (Call 07/25/49)(b)	664	481,301
4.50%, 07/26/47 (Call 01/26/47)(b)	365	297,362
5.27%, 02/12/34 (Call 11/12/33)(b)	980	944,946
5.62%, 02/12/54 (Call 08/12/53)(b)	630	602,824
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	420	338,243
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 05/13/24)	311	291,777
4.63%, 11/15/29 (Call 11/15/24)(b)	710	643,258
4.75%, 03/01/30 (Call 03/01/25)	393	355,752
5.00%, 02/15/32 (Call 11/15/26)(b)	545	484,400
At Home Group Inc.
4.88%, 07/15/28 (Call 05/31/24)(b)(c)	200	94,668
7.13%, 07/15/29 (Call 07/15/24)(b)	370	103,658
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	421	358,711
2.40%, 08/01/31 (Call 05/01/31)	510	400,058
3.80%, 11/15/27 (Call 08/15/27)	535	497,258
3.85%, 03/01/32 (Call 12/01/31)	495	427,188
4.50%, 10/01/25 (Call 07/01/25)	395	387,082
4.75%, 06/01/30 (Call 03/01/30)	616	577,650
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	858	673,695
3.13%, 04/21/26 (Call 01/21/26)	723	691,464
3.75%, 06/01/27 (Call 03/01/27)	488	465,528
3.75%, 04/18/29 (Call 01/18/29)	325	301,272
4.00%, 04/15/30 (Call 01/15/30)	803	743,057
4.50%, 02/01/28 (Call 01/01/28)	1,030	996,297
4.75%, 08/01/32 (Call 05/01/32)	745	702,616
4.75%, 02/01/33 (Call 11/01/32)	420	393,795
5.05%, 07/15/26	445	441,707
5.20%, 08/01/33 (Call 05/01/33)	285	276,847
6.25%, 11/01/28 (Call 10/01/28)	320	329,765
6.55%, 11/01/33 (Call 08/01/33)	390	413,961
Bath & Body Works Inc.
5.25%, 02/01/28	430	413,674
6.63%, 10/01/30 (Call 10/01/25)(b)	880	879,791
6.69%, 01/15/27	255	256,789
6.75%, 07/01/36	536	522,778
6.88%, 11/01/35	831	825,349
6.95%, 03/01/33	310	301,212
7.50%, 06/15/29 (Call 06/15/24)	465	478,336
7.60%, 07/15/37	200	192,700
9.38%, 07/01/25(b)	310	321,319
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 05/31/24), (7.75% PIK)(b)(h)	310	301,438
Beacon Roofing Supply Inc.
4.13%, 05/15/29 (Call 05/31/24)(b)	330	295,004
4.50%, 11/15/26 (Call 05/31/24)(b)	220	211,152
6.50%, 08/01/30 (Call 08/01/26)(b)	545	544,156
Security	Par (000)	Value
Retail (continued)
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	$830	$671,380
4.45%, 10/01/28 (Call 07/01/28)	571	549,846
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 05/31/24)(b)	277	255,929
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)(c)	300	285,461
Brinker International Inc., 8.25%, 07/15/30 (Call 07/15/26)(b)	325	339,024
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)(c)	290	295,075
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(b)(h)	957	935,058
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(b)(h)	1,425	1,414,292
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(b)(h)	1,678	1,682,490
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/31/24)(b)	560	551,477
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(b)	230	158,557
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	1,193	1,067,611
1.60%, 04/20/30 (Call 01/20/30)	1,712	1,407,042
1.75%, 04/20/32 (Call 01/20/32)	1,329	1,041,503
3.00%, 05/18/27 (Call 02/18/27)	902	851,717
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,039	988,724
4.55%, 02/15/48 (Call 08/15/47)	240	187,531
6.30%, 10/10/33 (Call 07/10/33)	260	263,521
Dave & Buster's Inc., 7.63%, 11/01/25 (Call 05/31/24)(b)	412	414,418
Dick's Sporting Goods Inc.
3.15%, 01/15/32 (Call 10/15/31)	490	404,309
4.10%, 01/15/52 (Call 07/15/51)	935	634,716
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	976	874,839
3.88%, 04/15/27 (Call 01/15/27)	984	942,840
4.13%, 05/01/28 (Call 02/01/28)	147	140,231
4.13%, 04/03/50 (Call 10/03/49)	578	425,564
4.15%, 11/01/25 (Call 08/01/25)	205	200,411
4.63%, 11/01/27 (Call 10/01/27)	580	564,010
5.00%, 11/01/32 (Call 08/01/32)(c)	805	770,472
5.20%, 07/05/28 (Call 06/05/28)	405	399,748
5.45%, 07/05/33 (Call 04/05/33)(c)	530	518,812
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)	695	562,579
3.38%, 12/01/51 (Call 06/01/51)	230	144,317
4.00%, 05/15/25 (Call 03/15/25)	680	667,716
4.20%, 05/15/28 (Call 02/15/28)	1,102	1,047,112
eG Global Finance PLC, 12.00%, 11/30/28 (Call 05/30/26)(b)	985	1,017,650
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(d)	400	383,226
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(b)(c)	392	415,202
Falabella SA, 3.38%, 01/15/32 (Call 10/15/31)(d)	600	456,228
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 05/31/24)(b)	$510	$500,131
5.88%, 04/01/29 (Call 05/31/24)(b)	730	691,933
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	935	845,719
6.75%, 01/15/30 (Call 01/15/25)(b)	1,105	962,503
FirstCash Inc.
4.63%, 09/01/28 (Call 05/31/24)(b)	465	429,709
5.63%, 01/01/30 (Call 01/01/25)(b)	420	396,526
6.88%, 03/01/32 (Call 03/01/27)(b)	530	524,069
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)(c)	375	301,492
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 05/31/24)(b)	355	313,141
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	690	584,420
3.88%, 10/01/31 (Call 10/01/26)(b)	670	547,226
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)	547	434,539
2.75%, 02/01/32 (Call 11/01/31)	220	178,819
6.50%, 11/01/28 (Call 10/01/28)	485	503,231
6.88%, 11/01/33 (Call 08/01/33)	335	359,463
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (Call 01/15/26)(b)	465	444,979
8.75%, 01/15/32 (Call 01/15/27)(b)	500	471,064
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 05/31/24)(b)	670	610,298
Guitar Center Inc., 8.50%, 01/15/26 (Call 05/13/24)(b)(c)	465	410,259
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/31/24)(b)	362	334,338
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	935	801,222
1.38%, 03/15/31 (Call 12/15/30)	1,380	1,075,032
1.50%, 09/15/28 (Call 07/15/28)	450	387,144
1.88%, 09/15/31 (Call 06/15/31)	820	652,124
2.13%, 09/15/26 (Call 06/15/26)	540	503,316
2.38%, 03/15/51 (Call 09/15/50)	1,428	796,889
2.50%, 04/15/27 (Call 02/15/27)	1,290	1,196,282
2.70%, 04/15/30 (Call 01/15/30)	1,318	1,148,299
2.75%, 09/15/51 (Call 03/15/51)	1,048	633,168
2.80%, 09/14/27 (Call 06/14/27)	1,463	1,358,139
2.88%, 04/15/27 (Call 03/15/27)	915	858,961
2.95%, 06/15/29 (Call 03/15/29)	2,328	2,098,924
3.00%, 04/01/26 (Call 01/01/26)	520	499,247
3.13%, 12/15/49 (Call 06/15/49)	1,375	909,944
3.25%, 04/15/32 (Call 01/15/32)	1,680	1,460,762
3.30%, 04/15/40 (Call 10/15/39)	1,111	844,177
3.35%, 09/15/25 (Call 06/15/25)	832	810,073
3.35%, 04/15/50 (Call 10/15/49)	1,166	804,422
3.50%, 09/15/56 (Call 03/15/56)	590	407,711
3.63%, 04/15/52 (Call 10/15/51)	1,265	914,825
3.90%, 12/06/28 (Call 09/06/28)	1,075	1,023,037
3.90%, 06/15/47 (Call 12/15/46)	1,163	899,307
4.00%, 09/15/25 (Call 08/15/25)	975	957,477
4.20%, 04/01/43 (Call 10/01/42)	812	674,907
4.25%, 04/01/46 (Call 10/01/45)	1,409	1,157,961
4.40%, 03/15/45 (Call 09/15/44)	776	655,917
4.50%, 09/15/32 (Call 06/15/32)	825	789,308
4.50%, 12/06/48 (Call 06/06/48)	1,483	1,254,302
Security	Par (000)	Value
Retail (continued)
4.88%, 02/15/44 (Call 08/15/43)	$858	$775,823
4.90%, 04/15/29 (Call 03/15/29)	485	479,790
4.95%, 09/30/26 (Call 08/30/26)	455	452,623
4.95%, 09/15/52 (Call 03/15/52)	1,065	965,250
5.40%, 09/15/40 (Call 03/15/40)	478	466,886
5.88%, 12/16/36	2,869	2,974,197
5.95%, 04/01/41 (Call 10/01/40)	632	654,071
InRetail Consumer, 3.25%, 03/22/28 (Call 01/22/28)(d)	400	356,297
IRB Holding Corp., 7.00%, 06/15/25 (Call 05/31/24)(b)	569	569,304
JMH Co. Ltd.
2.50%, 04/09/31 (Call 01/09/31)(d)	600	496,745
2.88%, 04/09/36 (Call 01/09/36)(d)	400	301,566
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 05/31/24)(b)	385	358,303
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 05/31/24)(b)	589	569,129
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)(c)	340	332,155
4.63%, 05/01/31 (Call 02/01/31)	465	384,026
5.55%, 07/17/45 (Call 01/17/45)	393	269,563
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 05/31/24)(b)	750	688,699
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 05/31/24)(b)	902	823,863
8.25%, 08/01/31 (Call 08/01/26)(b)	775	805,831
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	675	597,780
4.38%, 01/15/31 (Call 10/15/25)(b)	505	441,876
4.63%, 12/15/27 (Call 05/31/24)(b)	355	334,877
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	1,130	970,860
1.70%, 09/15/28 (Call 07/15/28)	1,285	1,104,204
1.70%, 10/15/30 (Call 07/15/30)	1,225	977,470
2.50%, 04/15/26 (Call 01/15/26)	1,852	1,753,831
2.63%, 04/01/31 (Call 01/01/31)	890	746,058
2.80%, 09/15/41 (Call 03/15/41)	1,075	725,039
3.00%, 10/15/50 (Call 04/15/50)	1,534	943,000
3.10%, 05/03/27 (Call 02/03/27)	1,318	1,237,357
3.35%, 04/01/27 (Call 03/01/27)	555	524,925
3.38%, 09/15/25 (Call 06/15/25)	725	704,306
3.50%, 04/01/51 (Call 10/01/50)	740	499,165
3.65%, 04/05/29 (Call 01/05/29)	1,523	1,413,317
3.70%, 04/15/46 (Call 10/15/45)	1,065	769,688
3.75%, 04/01/32 (Call 01/01/32)	1,910	1,701,808
4.05%, 05/03/47 (Call 11/03/46)	1,488	1,130,327
4.25%, 04/01/52 (Call 10/01/51)	1,630	1,260,118
4.38%, 09/15/45 (Call 03/15/45)	535	431,832
4.40%, 09/08/25	830	818,140
4.45%, 04/01/62 (Call 10/01/61)	1,197	915,643
4.50%, 04/15/30 (Call 01/15/30)	1,363	1,302,599
4.55%, 04/05/49 (Call 10/05/48)	525	426,475
4.65%, 04/15/42 (Call 10/15/41)	310	266,643
4.80%, 04/01/26 (Call 03/01/26)	485	479,465
5.00%, 04/15/33 (Call 01/15/33)	870	840,437
5.00%, 04/15/40 (Call 10/15/39)	443	402,295
5.13%, 04/15/50 (Call 10/15/49)	543	480,607
5.15%, 07/01/33 (Call 04/01/33)(c)	510	498,094
5.50%, 10/15/35	20	19,873

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.63%, 04/15/53 (Call 10/15/52)	$1,490	$1,422,618
5.75%, 07/01/53 (Call 01/01/53)	290	281,771
5.80%, 09/15/62 (Call 03/15/62)	850	814,716
5.85%, 04/01/63 (Call 10/01/62)	465	449,765
6.50%, 03/15/29	710	746,021
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 05/31/24)(b)	705	690,978
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	220	173,719
4.50%, 12/15/34 (Call 06/15/34)	380	324,299
5.13%, 01/15/42 (Call 07/15/41)	242	203,408
5.88%, 04/01/29 (Call 05/31/24)(b)	385	371,285
5.88%, 03/15/30 (Call 03/15/25)(b)	405	386,436
6.13%, 03/15/32 (Call 03/15/27)(b)	400	378,692
6.38%, 03/15/37	190	172,575
6.70%, 07/15/34(b)	176	147,925
Marks & Spencer PLC, 7.13%, 12/01/37(b)	230	236,605
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	240	227,537
2.13%, 03/01/30 (Call 12/01/29)	835	702,444
2.63%, 09/01/29 (Call 06/01/29)	1,210	1,064,425
3.30%, 07/01/25 (Call 06/01/25)	1,325	1,292,375
3.38%, 05/26/25 (Call 02/26/25)	846	826,399
3.50%, 03/01/27 (Call 12/01/26)	948	905,021
3.50%, 07/01/27 (Call 05/01/27)	1,362	1,290,980
3.60%, 07/01/30 (Call 04/01/30)	1,491	1,355,095
3.63%, 05/01/43	309	232,689
3.63%, 09/01/49 (Call 03/01/49)	1,434	1,025,007
3.70%, 01/30/26 (Call 10/30/25)	1,679	1,632,912
3.70%, 02/15/42	335	257,417
3.80%, 04/01/28 (Call 01/01/28)	2,197	2,084,627
4.20%, 04/01/50 (Call 10/01/49)	1,208	950,667
4.45%, 03/01/47 (Call 09/01/46)	1,121	923,989
4.45%, 09/01/48 (Call 03/01/48)	502	415,134
4.60%, 09/09/32 (Call 06/09/32)	655	623,472
4.60%, 05/26/45 (Call 11/26/44)	418	355,993
4.70%, 12/09/35 (Call 06/09/35)	823	765,561
4.80%, 08/14/28 (Call 07/14/28)	835	820,992
4.88%, 07/15/40	672	612,595
4.88%, 12/09/45 (Call 06/09/45)	1,171	1,032,092
4.95%, 08/14/33 (Call 05/14/33)(c)	575	555,688
5.15%, 09/09/52 (Call 03/09/52)	495	451,320
5.45%, 08/14/53 (Call 02/14/53)	925	881,404
5.70%, 02/01/39	1,001	996,719
6.30%, 10/15/37	765	804,622
6.30%, 03/01/38	791	832,735
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 05/13/24)(b)	770	651,982
7.88%, 05/01/29 (Call 05/13/24)(b)(c)	1,156	844,938
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	451	387,802
4.75%, 09/15/29 (Call 09/15/24)	440	409,965
5.63%, 05/01/27 (Call 05/31/24)	215	212,417
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 05/31/24)(b)	950	943,766
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(c)	312	295,780
4.25%, 08/01/31 (Call 05/01/31)	400	345,097
4.38%, 04/01/30 (Call 01/01/30)	465	415,147
5.00%, 01/15/44 (Call 07/15/43)	869	659,605
6.95%, 03/15/28(c)	252	250,234
Security	Par (000)	Value
Retail (continued)
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	$545	$429,935
3.55%, 03/15/26 (Call 12/15/25)	130	125,388
3.60%, 09/01/27 (Call 06/01/27)	896	846,342
3.90%, 06/01/29 (Call 03/01/29)	404	377,296
4.20%, 04/01/30 (Call 01/01/30)	440	411,260
4.35%, 06/01/28 (Call 03/01/28)	215	207,252
4.70%, 06/15/32 (Call 03/15/32)	745	703,419
5.75%, 11/20/26 (Call 10/20/26)	315	316,897
Papa John's International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)	385	335,319
Park River Holdings Inc.
5.63%, 02/01/29 (Call 05/31/24)(b)	385	318,826
6.75%, 08/01/29 (Call 08/01/24)(b)	310	267,040
Patrick Industries Inc.
4.75%, 05/01/29 (Call 05/31/24)(b)	345	313,638
7.50%, 10/15/27 (Call 05/31/24)(b)	275	276,498
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 05/13/24)	420	406,014
3.75%, 06/15/29 (Call 06/15/24)	500	439,134
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 05/31/24)(b)	1,085	1,001,437
7.75%, 02/15/29 (Call 05/31/24)(b)	1,000	950,360
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(c)	503	386,155
4.75%, 02/15/27 (Call 11/15/26)	545	474,086
5.45%, 08/15/34 (Call 02/15/34)	370	241,401
5.95%, 03/15/43(c)	295	181,429
Raising Cane's Restaurants LLC, 9.38%, 05/01/29 (Call 11/01/25)(b)	385	412,917
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	837	766,108
1.88%, 04/15/31 (Call 01/15/31)	240	191,004
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32 (Call 03/01/27)	500	482,996
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 05/31/24)(b)	265	267,745
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	589	527,190
4.88%, 11/15/31 (Call 11/15/26)(b)	455	397,220
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 05/31/24)(b)	656	650,189
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	595	592,907
6.00%, 12/01/29 (Call 12/01/24)(b)	750	759,833
6.13%, 07/01/29 (Call 07/01/24)(b)	425	431,993
Staples Inc.
7.50%, 04/15/26 (Call 05/31/24)(b)	1,790	1,718,897
10.75%, 04/15/27 (Call 05/31/24)(b)(c)	900	824,559
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	1,170	1,068,141
2.25%, 03/12/30 (Call 12/12/29)	513	433,390
2.45%, 06/15/26 (Call 03/15/26)	880	827,579
2.55%, 11/15/30 (Call 08/15/30)	1,066	900,641
3.00%, 02/14/32 (Call 11/14/31)	800	679,667
3.35%, 03/12/50 (Call 09/12/49)	780	522,671
3.50%, 03/01/28 (Call 12/01/27)	567	531,767
3.50%, 11/15/50 (Call 05/15/50)	1,493	1,040,938
3.55%, 08/15/29 (Call 05/15/29)	928	858,014
3.75%, 12/01/47 (Call 06/01/47)	540	398,335
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
3.80%, 08/15/25 (Call 06/15/25)	$1,086	$1,062,630
4.00%, 11/15/28 (Call 08/15/28)	970	923,477
4.30%, 06/15/45 (Call 12/15/44)	270	220,271
4.45%, 08/15/49 (Call 02/15/49)	845	688,712
4.50%, 11/15/48 (Call 05/15/48)	826	683,044
4.75%, 02/15/26 (Call 01/15/26)	560	553,326
4.80%, 02/15/33 (Call 11/15/32)	430	412,405
4.85%, 02/08/27 (Call 01/08/27)	315	311,316
4.90%, 02/15/31 (Call 12/15/30)	300	291,790
5.00%, 02/15/34 (Call 11/15/33)	335	320,244
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31 (Call 06/01/26)(b)	610	540,901
5.88%, 03/01/27 (Call 05/31/24)	340	335,203
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 05/13/24)(b)	550	497,171
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	960	886,035
2.35%, 02/15/30 (Call 11/15/29)	1,194	1,026,774
2.50%, 04/15/26	1,078	1,029,445
2.65%, 09/15/30 (Call 06/15/30)	737	639,623
2.95%, 01/15/52 (Call 07/15/51)	935	592,350
3.38%, 04/15/29 (Call 01/15/29)	1,330	1,232,113
3.63%, 04/15/46	725	538,425
3.90%, 11/15/47 (Call 05/15/47)	536	413,607
4.00%, 07/01/42	480	395,311
4.40%, 01/15/33 (Call 10/15/32)	620	586,571
4.50%, 09/15/32 (Call 06/15/32)	850	806,102
4.80%, 01/15/53 (Call 07/15/52)(c)	1,190	1,061,278
6.35%, 11/01/32	95	101,339
6.50%, 10/15/37	375	406,592
7.00%, 01/15/38	155	176,277
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	730	625,144
1.60%, 05/15/31 (Call 02/15/31)	355	280,775
2.25%, 09/15/26 (Call 06/15/26)	660	616,950
3.88%, 04/15/30 (Call 01/15/30)	592	549,810
4.50%, 04/15/50 (Call 10/15/49)	365	314,389
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	370	294,449
5.25%, 05/15/33 (Call 02/15/33)	205	200,397
Victoria's Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)(c)	550	432,272
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 05/31/24)(b)	10	9,460
Walgreen Co., 4.40%, 09/15/42	235	187,421
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(c)	477	409,010
3.45%, 06/01/26 (Call 03/01/26)(c)	1,272	1,200,710
4.10%, 04/15/50 (Call 10/15/49)	786	552,828
4.50%, 11/18/34 (Call 05/18/34)	310	266,779
4.65%, 06/01/46 (Call 12/01/45)	280	227,229
4.80%, 11/18/44 (Call 05/18/44)(c)	900	728,140
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	352	309,757
2.50%, 09/22/41 (Call 03/22/41)	1,645	1,114,830
2.65%, 09/22/51 (Call 03/22/51)	1,583	971,597
2.95%, 09/24/49 (Call 03/24/49)	330	218,281
3.05%, 07/08/26 (Call 05/08/26)	900	862,550
3.25%, 07/08/29 (Call 04/08/29)	1,040	961,976
3.55%, 06/26/25 (Call 04/26/25)	295	289,318
Security	Par (000)	Value
Retail (continued)
3.63%, 12/15/47 (Call 06/15/47)	$290	$222,854
3.70%, 06/26/28 (Call 03/26/28)	1,420	1,358,488
3.90%, 04/15/28 (Call 03/15/28)	620	597,703
3.95%, 06/28/38 (Call 12/28/37)	710	620,818
4.00%, 04/15/26 (Call 03/15/26)	240	235,510
4.00%, 04/15/30 (Call 02/15/30)	1,325	1,261,777
4.00%, 04/11/43 (Call 10/11/42)	90	75,135
4.05%, 06/29/48 (Call 12/29/47)	1,524	1,243,810
4.10%, 04/15/33 (Call 01/15/33)	1,450	1,354,276
4.15%, 09/09/32 (Call 06/09/32)	1,060	1,000,888
4.30%, 04/22/44 (Call 10/22/43)	380	331,779
4.50%, 09/09/52 (Call 03/09/52)	960	833,540
4.50%, 04/15/53 (Call 10/15/52)	1,470	1,279,873
5.00%, 10/25/40	355	341,053
5.25%, 09/01/35	1,401	1,415,265
5.63%, 04/01/40	930	956,682
5.63%, 04/15/41	345	354,357
5.88%, 04/05/27	40	41,125
6.20%, 04/15/38	650	706,407
6.50%, 08/15/37	515	572,278
7.55%, 02/15/30	430	489,380
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 05/31/24)(b)	560	540,997
White Cap Parent LLC, 8.25%, 03/15/26 (Call 05/31/24), (9.00% PIK)(b)(c)(h)	300	300,465
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	956	825,501
4.63%, 01/31/32 (Call 10/01/26)	1,010	909,917
4.75%, 01/15/30 (Call 10/15/29)(b)	715	669,899
5.35%, 11/01/43 (Call 05/01/43)	252	234,033
5.38%, 04/01/32 (Call 04/01/27)	845	797,988
6.88%, 11/15/37	280	297,788
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/26 (Call 12/13/25)(d)	400	374,655
		238,910,644
Savings & Loans — 0.0%
Axos Financial Inc., 4.00%, 03/01/32 (Call 03/01/27), (3-mo. SOFR + 2.270%)(a)	120	101,360
EverBank Financial Corp., 5.75%, 07/02/25 (Call 06/02/25)	155	146,061
Nationwide Building Society
1.00%, 08/28/25(b)	696	655,540
1.50%, 10/13/26(b)	510	462,264
2.97%, 02/16/28 (Call 02/16/27), (1-day SOFR + 1.29%)(a)(b)	695	642,360
3.90%, 07/21/25(b)	872	855,010
3.96%, 07/18/30 (Call 07/18/29), (3-mo. LIBOR US + 1.855%)(a)(b)	1,075	977,611
4.00%, 09/14/26(b)	675	643,908
4.13%, 10/18/32 (Call 10/18/27), (5-year USD ICE Swap + 1.849%)(a)(b)	35	32,011
4.30%, 03/08/29 (Call 03/08/28), (3-mo. LIBOR US + 1.452%)(a)(b)	1,095	1,032,859
4.85%, 07/27/27(b)	815	797,369
6.56%, 10/18/27 (Call 10/18/26), (1-day SOFR + 1.910%)(a)(b)	530	538,379
		6,884,732
Semiconductors — 0.6%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)	385	351,350

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.39%, 06/01/52 (Call 12/01/51)	$1,045	$868,135
Amkor Technology Inc., 6.63%, 09/15/27 (Call 05/31/24)(b)	405	404,118
ams-OSRAM AG, 12.25%, 03/30/29 (Call 03/30/26)(b)(c)	380	379,936
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	785	677,582
2.10%, 10/01/31 (Call 07/01/31)	703	568,510
2.80%, 10/01/41 (Call 04/01/41)	510	350,641
2.95%, 10/01/51 (Call 04/01/51)	860	545,671
3.45%, 06/15/27 (Call 03/15/27)	335	317,291
3.50%, 12/05/26 (Call 09/05/26)	1,445	1,385,850
5.05%, 04/01/34 (Call 01/01/34)	425	417,089
5.30%, 12/15/45 (Call 06/15/45)	100	94,374
5.30%, 04/01/54 (Call 10/01/53)	425	404,174
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	1,245	1,026,078
2.75%, 06/01/50 (Call 12/01/49)	972	622,395
3.30%, 04/01/27 (Call 01/01/27)	1,199	1,141,191
3.90%, 10/01/25 (Call 07/01/25)	811	795,301
4.35%, 04/01/47 (Call 10/01/46)	1,061	903,639
5.10%, 10/01/35 (Call 04/01/35)	867	858,594
5.85%, 06/15/41	716	741,769
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	725	676,481
3.88%, 01/15/27 (Call 10/15/26)	2,259	2,168,310
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	809	710,627
2.45%, 02/15/31 (Call 11/15/30)(b)	2,180	1,791,817
2.60%, 02/15/33 (Call 11/15/32)(b)	1,580	1,242,836
3.14%, 11/15/35 (Call 08/15/35)(b)	2,430	1,887,753
3.15%, 11/15/25 (Call 10/15/25)	1,576	1,518,706
3.19%, 11/15/36 (Call 08/15/36)(b)	1,760	1,349,970
3.42%, 04/15/33 (Call 01/15/33)(b)	1,951	1,638,613
3.46%, 09/15/26 (Call 07/15/26)	728	695,782
3.47%, 04/15/34 (Call 01/15/34)(b)	2,990	2,476,966
3.50%, 02/15/41 (Call 08/15/40)(b)	3,044	2,261,377
3.75%, 02/15/51 (Call 08/15/50)(b)	1,553	1,113,703
4.00%, 04/15/29 (Call 02/15/29)(b)	780	729,437
4.11%, 09/15/28 (Call 06/15/28)	860	815,146
4.15%, 11/15/30 (Call 08/15/30)	1,601	1,478,296
4.15%, 04/15/32 (Call 01/15/32)(b)	1,185	1,067,837
4.30%, 11/15/32 (Call 08/15/32)	1,589	1,446,771
4.75%, 04/15/29 (Call 01/15/29)	681	659,497
4.93%, 05/15/37 (Call 02/15/37)(b)	2,630	2,403,469
5.00%, 04/15/30 (Call 01/15/30)	135	132,601
Entegris Inc.
3.63%, 05/01/29 (Call 05/31/24)(b)(c)	350	309,769
4.38%, 04/15/28 (Call 05/13/24)(b)	380	354,292
4.75%, 04/15/29 (Call 01/15/29)(b)	1,005	949,482
5.95%, 06/15/30 (Call 06/15/25)(b)	740	720,750
Foundry JV Holdco LLC, 5.88%, 01/25/34 (Call 10/25/33)(b)	170	164,931
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	775	666,063
2.00%, 08/12/31 (Call 05/12/31)	949	754,472
2.45%, 11/15/29 (Call 08/15/29)	1,779	1,536,902
2.60%, 05/19/26 (Call 02/19/26)	873	826,435
2.80%, 08/12/41 (Call 02/12/41)	835	562,209
3.05%, 08/12/51 (Call 02/12/51)	888	545,492
3.10%, 02/15/60 (Call 08/15/59)	1,380	811,474
Security	Par (000)	Value
Semiconductors (continued)
3.15%, 05/11/27 (Call 02/11/27)	$1,385	$1,302,344
3.20%, 08/12/61 (Call 02/12/61)	650	385,735
3.25%, 11/15/49 (Call 05/15/49)	1,903	1,234,263
3.70%, 07/29/25 (Call 04/29/25)	1,450	1,417,522
3.73%, 12/08/47 (Call 06/08/47)	2,051	1,469,193
3.75%, 03/25/27 (Call 01/25/27)	1,175	1,126,340
3.75%, 08/05/27 (Call 07/05/27)	705	672,986
3.90%, 03/25/30 (Call 12/25/29)	1,184	1,093,724
4.00%, 08/05/29 (Call 06/05/29)	400	376,546
4.00%, 12/15/32	671	604,367
4.10%, 05/19/46 (Call 11/19/45)	770	603,866
4.10%, 05/11/47 (Call 11/11/46)	1,063	821,975
4.15%, 08/05/32 (Call 05/05/32)	950	867,019
4.25%, 12/15/42(c)	1,127	916,527
4.60%, 03/25/40 (Call 09/25/39)	755	666,759
4.75%, 03/25/50 (Call 09/25/49)	1,865	1,564,958
4.80%, 10/01/41	1,015	900,367
4.88%, 02/10/26	1,543	1,529,010
4.88%, 02/10/28 (Call 01/10/28)	1,685	1,660,123
4.90%, 07/29/45 (Call 01/29/45)	1,010	913,650
4.90%, 08/05/52 (Call 02/05/52)	970	830,723
4.95%, 03/25/60 (Call 09/25/59)(c)	860	734,723
5.00%, 02/21/31 (Call 12/21/30)	745	727,152
5.05%, 08/05/62 (Call 02/05/62)	795	679,705
5.13%, 02/10/30 (Call 12/10/29)	1,955	1,935,653
5.15%, 02/21/34 (Call 11/21/33)	510	491,546
5.20%, 02/10/33 (Call 11/10/32)	1,900	1,854,786
5.60%, 02/21/54 (Call 08/21/53)	375	353,099
5.63%, 02/10/43 (Call 08/10/42)	1,220	1,182,798
5.70%, 02/10/53 (Call 08/10/52)	1,805	1,723,426
5.90%, 02/10/63 (Call 08/10/62)	1,205	1,172,364
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	725	495,685
4.10%, 03/15/29 (Call 12/15/28)	1,764	1,684,660
4.65%, 07/15/32 (Call 04/15/32)	540	516,088
4.70%, 02/01/34 (Call 11/01/33)	325	309,121
4.95%, 07/15/52 (Call 01/15/52)	1,465	1,329,187
5.00%, 03/15/49 (Call 09/15/48)	611	555,238
5.25%, 07/15/62 (Call 01/15/62)	755	699,417
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	888	732,676
2.88%, 06/15/50 (Call 12/15/49)	824	524,321
3.13%, 06/15/60 (Call 12/15/59)	665	408,802
3.75%, 03/15/26 (Call 01/15/26)	1,623	1,576,911
4.00%, 03/15/29 (Call 12/15/28)	865	821,645
4.88%, 03/15/49 (Call 09/15/48)	1,006	902,038
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	449	416,195
2.45%, 04/15/28 (Call 02/15/28)	921	817,349
2.95%, 04/15/31 (Call 01/15/31)	582	488,995
4.88%, 06/22/28 (Call 03/22/28)	389	377,305
5.75%, 02/15/29 (Call 01/15/29)	250	251,165
5.95%, 09/15/33 (Call 06/15/33)	770	773,948
Microchip Technology Inc.
4.25%, 09/01/25 (Call 05/31/24)	960	942,126
5.05%, 03/15/29 (Call 02/15/29)	515	506,262
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	720	582,656
3.37%, 11/01/41 (Call 05/01/41)	595	422,367
3.48%, 11/01/51 (Call 05/01/51)	525	349,023
4.19%, 02/15/27 (Call 12/15/26)	850	820,591
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.66%, 02/15/30 (Call 11/15/29)	$942	$896,105
4.98%, 02/06/26 (Call 12/06/25)	779	770,374
5.30%, 01/15/31 (Call 11/15/30)	900	882,886
5.33%, 02/06/29 (Call 11/06/28)	851	842,695
5.38%, 04/15/28 (Call 03/15/28)	555	551,909
5.88%, 02/09/33 (Call 11/09/32)	550	551,846
5.88%, 09/15/33 (Call 06/15/33)	710	712,721
6.75%, 11/01/29 (Call 09/01/29)	915	961,935
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	1,765	1,545,283
2.00%, 06/15/31 (Call 03/15/31)	964	789,440
2.85%, 04/01/30 (Call 01/01/30)	1,852	1,643,077
3.20%, 09/16/26 (Call 06/16/26)	695	666,787
3.50%, 04/01/40 (Call 10/01/39)	1,449	1,165,882
3.50%, 04/01/50 (Call 10/01/49)	1,498	1,113,016
3.70%, 04/01/60 (Call 10/01/59)	555	407,182
NXP BV/NXP Funding LLC
5.35%, 03/01/26 (Call 01/01/26)	603	599,755
5.55%, 12/01/28 (Call 09/01/28)	632	630,809
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	910	742,881
2.65%, 02/15/32 (Call 11/15/31)	690	557,912
2.70%, 05/01/25 (Call 04/01/25)	705	685,354
3.13%, 02/15/42 (Call 08/15/41)	505	344,611
3.15%, 05/01/27 (Call 03/01/27)	894	835,574
3.25%, 05/11/41 (Call 11/11/40)	1,205	848,888
3.25%, 11/30/51 (Call 05/30/51)	385	244,512
3.40%, 05/01/30 (Call 02/01/30)	822	729,639
3.88%, 06/18/26 (Call 04/18/26)	790	762,868
4.30%, 06/18/29 (Call 03/18/29)	893	842,431
4.40%, 06/01/27 (Call 05/01/27)	220	213,088
5.00%, 01/15/33 (Call 10/15/32)	595	564,112
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 05/31/24)(b)	585	530,636
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	850	717,953
4.38%, 10/15/29 (Call 10/15/24)	1,282	1,183,853
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	1,208	1,043,317
1.65%, 05/20/32 (Call 02/20/32)	1,366	1,045,261
2.15%, 05/20/30 (Call 02/20/30)	1,103	934,250
3.25%, 05/20/27 (Call 02/20/27)	1,433	1,358,084
3.25%, 05/20/50 (Call 11/20/49)	540	372,662
3.45%, 05/20/25 (Call 02/20/25)	1,033	1,014,234
4.25%, 05/20/32 (Call 02/20/32)	415	387,147
4.30%, 05/20/47 (Call 11/20/46)	1,775	1,475,377
4.50%, 05/20/52 (Call 11/20/51)	885	745,177
4.65%, 05/20/35 (Call 11/20/34)	1,740	1,655,701
4.80%, 05/20/45 (Call 11/20/44)	1,560	1,409,570
5.40%, 05/20/33 (Call 02/20/33)	600	607,550
6.00%, 05/20/53 (Call 11/20/52)	770	808,600
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	885	805,704
SK Hynix Inc.
1.50%, 01/19/26(d)	800	742,406
2.38%, 01/19/31(d)	1,000	799,985
5.50%, 01/16/29(d)	800	784,562
6.25%, 01/17/26(d)	600	602,576
6.38%, 01/17/28(d)	1,900	1,924,058
6.50%, 01/17/33(d)	700	721,368
Security	Par (000)	Value
Semiconductors (continued)
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	$1,405	$1,295,112
3.00%, 06/01/31 (Call 03/01/31)	415	342,448
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	365	320,809
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	360	327,547
1.75%, 05/04/30 (Call 02/04/30)	1,532	1,266,579
1.90%, 09/15/31 (Call 06/15/31)	630	509,598
2.25%, 09/04/29 (Call 06/04/29)	894	776,158
2.70%, 09/15/51 (Call 03/15/51)	586	353,695
2.90%, 11/03/27 (Call 08/03/27)	1,355	1,260,759
3.65%, 08/16/32 (Call 05/16/32)	555	496,803
3.88%, 03/15/39 (Call 09/15/38)	807	685,888
4.10%, 08/16/52 (Call 02/16/52)	450	360,902
4.15%, 05/15/48 (Call 11/15/47)	1,665	1,347,638
4.60%, 02/08/27 (Call 01/08/27)	385	380,827
4.60%, 02/15/28 (Call 01/15/28)	772	759,534
4.60%, 02/08/29 (Call 01/08/29)	310	304,149
4.85%, 02/08/34 (Call 11/08/33)	250	242,410
4.90%, 03/14/33 (Call 12/14/32)	595	582,023
5.00%, 03/14/53 (Call 09/14/52)	525	480,360
5.05%, 05/18/63 (Call 11/18/62)	835	756,377
5.15%, 02/08/54 (Call 08/08/53)	280	262,156
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	885	810,024
2.50%, 10/25/31 (Call 07/25/31)	625	519,647
3.13%, 10/25/41 (Call 04/25/41)	1,015	771,904
3.25%, 10/25/51 (Call 04/25/51)	885	631,101
3.88%, 04/22/27 (Call 03/22/27)	950	912,571
4.25%, 04/22/32 (Call 01/22/32)(c)	590	557,119
4.50%, 04/22/52 (Call 10/22/51)(c)	560	509,633
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	800	747,186
1.00%, 09/28/27 (Call 07/28/27)(d)	1,000	865,368
1.25%, 04/23/26 (Call 03/23/26)(d)	1,000	921,435
1.38%, 09/28/30 (Call 06/28/30)(d)	1,200	946,804
1.75%, 04/23/28 (Call 02/23/28)(d)	800	700,214
2.25%, 04/23/31 (Call 01/23/31)(d)	1,400	1,159,059
4.38%, 07/22/27(d)	200	194,064
4.63%, 07/22/32 (Call 04/22/32)(d)	400	387,005
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	1,096	931,294
		166,888,777
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd.
2.10%, 07/27/26(d)	400	368,786
3.00%, 02/13/30(d)	400	344,231
HD Hyundai Heavy Industries Co. Ltd., 3.18%, 03/28/27(d)	200	186,617
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	695	599,522
3.48%, 12/01/27 (Call 09/01/27)	1,245	1,155,465
3.84%, 05/01/25 (Call 04/01/25)	860	841,215
4.20%, 05/01/30 (Call 02/01/30)	694	637,270
		4,133,106
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 05/31/24)(b)	320	318,252
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	789	729,920

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
2.30%, 02/01/30 (Call 11/01/29)	$2,021	$1,737,360
4.80%, 04/04/29 (Call 03/04/29)	400	395,760
4.85%, 04/04/27 (Call 03/04/27)	260	258,721
4.95%, 04/04/34 (Call 01/04/34)	400	390,023
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)	2,090	1,882,747
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)	465	375,452
2.85%, 01/15/30 (Call 10/15/29)	757	659,655
3.50%, 06/15/27 (Call 03/15/27)	765	724,660
4.38%, 06/15/25 (Call 03/15/25)	745	736,002
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 05/13/24)(b)	1,075	998,778
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 05/31/24)(b)	500	500,852
9.13%, 03/01/26 (Call 05/13/24)(b)(c)	270	272,285
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	720	589,536
2.90%, 12/01/29 (Call 09/01/29)	791	688,531
3.40%, 06/27/26 (Call 03/27/26)	460	439,665
Camelot Finance SA, 4.50%, 11/01/26 (Call 05/31/24)(b)	595	566,895
Capstone Borrower Inc., 8.00%, 06/15/30 (Call 06/15/26)(b)	345	347,703
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 05/31/24)(b)	225	108,237
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	665	672,235
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(b)	675	694,139
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	840	765,063
4.88%, 07/01/29 (Call 06/30/24)(b)	810	737,875
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(b)	3,595	3,409,221
9.00%, 09/30/29 (Call 09/30/25)(b)	3,430	3,304,694
Concentrix Corp.
6.60%, 08/02/28 (Call 07/02/28)	1,325	1,321,575
6.65%, 08/02/26 (Call 07/02/26)	850	856,543
6.85%, 08/02/33 (Call 05/02/33)	1,055	1,017,834
Consensus Cloud Solutions Inc.
6.00%, 10/15/26 (Call 05/31/24)(b)(c)	270	255,677
6.50%, 10/15/28 (Call 10/15/26)(b)(c)	450	393,787
Constellation Software Inc., 5.46%, 02/16/34 (Call 11/16/33)(b)	195	189,951
Constellation Software Inc./Canada, 5.16%, 02/16/29 (Call 01/16/29)(b)	470	459,951
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)(c)	420	382,305
Dye & Durham Ltd., 8.63%, 04/15/29 (Call 04/15/26)(b)	455	459,379
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	535	476,082
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	924	737,932
2.95%, 02/15/51 (Call 08/15/50)	1,010	632,795
4.80%, 03/01/26 (Call 12/01/25)	1,162	1,148,094
Fair Isaac Corp.
4.00%, 06/15/28 (Call 05/16/24)(b)	820	755,451
5.25%, 05/15/26 (Call 02/15/26)(b)	345	339,140
Security	Par (000)	Value
Software (continued)
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	$960	$885,790
1.65%, 03/01/28 (Call 01/01/28)	615	534,312
3.10%, 03/01/41 (Call 09/01/40)	935	649,557
3.75%, 05/21/29 (Call 02/21/29)(c)	115	107,277
4.50%, 08/15/46 (Call 02/15/46)	505	400,074
5.10%, 07/15/32 (Call 04/15/32)(c)	350	339,377
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	883	802,705
2.65%, 06/01/30 (Call 03/01/30)	1,151	978,693
3.20%, 07/01/26 (Call 05/01/26)	2,022	1,925,114
3.50%, 07/01/29 (Call 04/01/29)	2,260	2,058,772
3.85%, 06/01/25 (Call 03/01/25)	1,198	1,173,842
4.20%, 10/01/28 (Call 07/01/28)	1,124	1,064,862
4.40%, 07/01/49 (Call 01/01/49)	2,111	1,687,436
5.15%, 03/15/27 (Call 02/15/27)	490	485,279
5.35%, 03/15/31 (Call 01/15/31)	580	571,814
5.38%, 08/21/28 (Call 07/21/28)	730	725,366
5.45%, 03/02/28 (Call 02/02/28)	990	987,137
5.45%, 03/15/34 (Call 12/15/33)	565	552,502
5.60%, 03/02/33 (Call 12/02/32)	440	435,809
5.63%, 08/21/33 (Call 05/21/33)	665	660,071
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (Call 05/31/24)(b)	325	286,229
8.75%, 05/01/29 (Call 05/01/26)(b)	540	540,852
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	930	880,883
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	1,082	1,024,877
1.35%, 07/15/27 (Call 05/15/27)	944	837,082
1.65%, 07/15/30 (Call 04/15/30)	956	775,001
5.13%, 09/15/28 (Call 08/15/28)	275	274,184
5.20%, 09/15/33 (Call 06/15/33)	850	839,118
5.50%, 09/15/53 (Call 03/15/53)	540	527,435
Microsoft Corp.
1.35%, 09/15/30 (Call 06/15/30)(b)	783	628,049
2.40%, 08/08/26 (Call 05/08/26)	3,462	3,261,666
2.50%, 09/15/50 (Call 03/15/50)(b)	1,589	956,066
2.53%, 06/01/50 (Call 12/01/49)	5,308	3,247,271
2.68%, 06/01/60 (Call 12/01/59)	3,099	1,815,780
2.92%, 03/17/52 (Call 09/17/51)	5,037	3,314,115
3.04%, 03/17/62 (Call 09/17/61)	1,659	1,058,697
3.13%, 11/03/25 (Call 08/03/25)	2,293	2,224,724
3.30%, 02/06/27 (Call 11/06/26)	3,605	3,453,595
3.40%, 09/15/26 (Call 06/15/26)(b)	1,145	1,100,926
3.40%, 06/15/27 (Call 03/15/27)(b)	755	718,438
3.45%, 08/08/36 (Call 02/08/36)	2,226	1,893,565
3.50%, 02/12/35 (Call 08/12/34)	2,284	2,016,420
3.50%, 11/15/42	413	329,845
3.70%, 08/08/46 (Call 02/08/46)	1,845	1,461,425
3.75%, 02/12/45 (Call 08/12/44)	340	277,995
3.95%, 08/08/56 (Call 02/08/56)	155	122,488
4.00%, 02/12/55 (Call 08/12/54)	280	226,949
4.10%, 02/06/37 (Call 08/06/36)	1,538	1,404,172
4.20%, 11/03/35 (Call 05/03/35)	1,220	1,141,170
4.25%, 02/06/47 (Call 08/06/46)	975	859,680
4.45%, 11/03/45 (Call 05/03/45)	1,760	1,590,841
4.50%, 10/01/40	940	886,907
4.50%, 06/15/47 (Call 12/15/46)(b)	1,016	904,906
4.50%, 02/06/57 (Call 08/06/56)	565	502,677
4.75%, 11/03/55 (Call 05/03/55)	0	96
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.20%, 06/01/39	$565	$574,492
5.30%, 02/08/41(c)	800	830,564
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)	445	412,413
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(b)	880	704,515
3.63%, 09/01/30 (Call 03/01/25)(b)	963	838,576
3.63%, 11/01/31 (Call 11/01/26)(b)	930	793,343
3.88%, 02/15/31 (Call 06/01/25)(b)	1,245	1,090,348
4.00%, 11/15/29 (Call 11/15/24)(b)	1,505	1,360,577
Open Text Corp.
3.88%, 02/15/28 (Call 05/31/24)(b)	815	743,980
3.88%, 12/01/29 (Call 12/01/24)(b)	775	679,163
6.90%, 12/01/27 (Call 11/01/27)(b)	1,175	1,201,315
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	835	733,627
4.13%, 12/01/31 (Call 12/01/26)(b)	573	491,673
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	2,011	1,868,748
2.30%, 03/25/28 (Call 01/25/28)	1,236	1,099,716
2.65%, 07/15/26 (Call 04/15/26)	1,891	1,776,315
2.80%, 04/01/27 (Call 02/01/27)	1,500	1,394,082
2.88%, 03/25/31 (Call 12/25/30)	2,740	2,317,240
2.95%, 05/15/25 (Call 02/15/25)	1,121	1,090,130
2.95%, 04/01/30 (Call 01/01/30)	2,590	2,249,818
3.25%, 11/15/27 (Call 08/15/27)	2,094	1,946,094
3.25%, 05/15/30 (Call 02/15/30)	847	749,216
3.60%, 04/01/40 (Call 10/01/39)	2,569	1,922,896
3.60%, 04/01/50 (Call 10/01/49)	3,825	2,587,866
3.65%, 03/25/41 (Call 09/25/40)	1,859	1,386,300
3.80%, 11/15/37 (Call 05/15/37)	1,567	1,254,312
3.85%, 07/15/36 (Call 01/15/36)	1,069	875,012
3.85%, 04/01/60 (Call 10/01/59)	3,005	2,000,705
3.90%, 05/15/35 (Call 11/15/34)	1,125	948,923
3.95%, 03/25/51 (Call 09/25/50)	2,734	1,953,705
4.00%, 07/15/46 (Call 01/15/46)	2,536	1,879,041
4.00%, 11/15/47 (Call 05/15/47)	2,000	1,464,920
4.10%, 03/25/61 (Call 09/25/60)	1,368	953,792
4.13%, 05/15/45 (Call 11/15/44)	1,918	1,461,332
4.30%, 07/08/34 (Call 01/08/34)	1,538	1,366,100
4.38%, 05/15/55 (Call 11/15/54)	1,035	782,164
4.50%, 05/06/28 (Call 04/06/28)	630	610,442
4.50%, 07/08/44 (Call 01/08/44)	996	803,819
4.65%, 05/06/30 (Call 03/06/30)	480	460,201
4.90%, 02/06/33 (Call 11/06/32)	1,250	1,183,784
5.38%, 07/15/40	2,005	1,849,892
5.55%, 02/06/53 (Call 08/06/52)	1,883	1,728,158
5.80%, 11/10/25	790	792,189
6.13%, 07/08/39	1,313	1,319,178
6.15%, 11/09/29 (Call 09/09/29)	910	938,601
6.25%, 11/09/32 (Call 08/09/32)	1,780	1,847,049
6.50%, 04/15/38	1,422	1,480,624
6.90%, 11/09/52 (Call 05/09/52)	2,210	2,395,250
Playtika Holding Corp., 4.25%, 03/15/29 (Call 05/31/24)(b)	530	455,890
PTC Inc., 4.00%, 02/15/28 (Call 05/31/24)(b)	464	429,892
Rackspace Finance LLC, 3.50%, 05/15/28 (Call 09/12/25)(b)	296	122,808
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(b)	380	386,644
Security	Par (000)	Value
Software (continued)
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	$898	$776,234
Rocket Software Inc.
6.50%, 02/15/29 (Call 05/31/24)(b)	520	433,638
9.00%, 11/28/28 (Call 05/01/25)(b)	725	727,599
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	1,127	1,058,443
1.40%, 09/15/27 (Call 07/15/27)	725	635,404
1.75%, 02/15/31 (Call 11/15/30)	1,106	868,659
2.00%, 06/30/30 (Call 03/30/30)	712	581,969
2.95%, 09/15/29 (Call 06/15/29)	1,108	975,891
3.80%, 12/15/26 (Call 09/15/26)	1,079	1,036,759
3.85%, 12/15/25 (Call 09/15/25)	1,834	1,786,423
4.20%, 09/15/28 (Call 06/15/28)	1,231	1,175,624
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(b)(c)(h)	374	651,123
Salesforce Inc.
1.50%, 07/15/28 (Call 05/15/28)	1,020	881,814
1.95%, 07/15/31 (Call 04/15/31)	910	733,965
2.70%, 07/15/41 (Call 01/15/41)	1,235	842,522
2.90%, 07/15/51 (Call 01/15/51)	1,350	848,636
3.05%, 07/15/61 (Call 01/15/61)	1,110	670,960
3.70%, 04/11/28 (Call 01/11/28)	1,894	1,802,396
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	1,465	1,157,974
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/24)(b)	1,778	1,730,062
Take-Two Interactive Software Inc.
3.70%, 04/14/27 (Call 03/14/27)	753	716,252
4.00%, 04/14/32 (Call 01/14/32)	405	362,447
4.95%, 03/28/28 (Call 02/28/28)	688	673,241
5.00%, 03/28/26	865	854,472
Twilio Inc.
3.63%, 03/15/29 (Call 05/13/24)	465	412,667
3.88%, 03/15/31 (Call 03/15/26)(c)	465	402,832
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(b)	2,229	2,233,051
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/24)(b)	1,510	1,371,889
VMware LLC
1.40%, 08/15/26 (Call 07/15/26)	605	550,112
1.80%, 08/15/28 (Call 06/15/28)	905	775,551
2.20%, 08/15/31 (Call 05/15/31)	630	498,015
3.90%, 08/21/27 (Call 05/21/27)	1,682	1,591,737
4.50%, 05/15/25 (Call 04/15/25)	695	686,681
4.65%, 05/15/27 (Call 03/15/27)	563	547,348
4.70%, 05/15/30 (Call 02/15/30)	871	826,370
West Technology Group LLC, 8.50%, 04/10/27 (Call 05/31/24)(b)	418	357,394
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	675	640,896
3.70%, 04/01/29 (Call 02/01/29)	705	651,274
3.80%, 04/01/32 (Call 01/01/32)	555	490,169
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 05/13/24)(b)	570	503,673
		187,250,270
Sovereign Debt Securities — 0.0%
Avi Funding Co. Ltd., 3.80%, 09/16/25(d)	400	389,832
State Agency of Roads of Ukraine, 6.25%, 06/24/30(d)	600	171,362
		561,194

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 1.3%
Altice France Holding SA
6.00%, 02/15/28 (Call 05/31/24)(b)	$1,010	$296,616
10.50%, 05/15/27 (Call 05/13/24)(b)(c)	1,439	513,620
Altice France SA/France
5.13%, 01/15/29 (Call 05/31/24)(b)	440	287,239
5.13%, 07/15/29 (Call 05/31/24)(b)	2,400	1,568,198
5.50%, 01/15/28 (Call 05/13/24)(b)	990	667,720
5.50%, 10/15/29 (Call 10/15/24)(b)	1,775	1,162,228
8.13%, 02/01/27 (Call 05/13/24)(b)	1,604	1,207,101
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	1,207	1,039,558
3.63%, 04/22/29 (Call 01/22/29)	1,590	1,452,671
4.38%, 07/16/42	914	757,230
4.38%, 04/22/49 (Call 10/22/48)(c)	1,335	1,083,887
4.70%, 07/21/32 (Call 04/21/32)	400	373,837
6.13%, 11/15/37	390	401,047
6.13%, 03/30/40	1,768	1,778,440
6.38%, 03/01/35	1,205	1,266,045
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	2,266	1,979,940
1.70%, 03/25/26 (Call 05/13/24)	2,670	2,487,704
2.25%, 02/01/32 (Call 11/01/31)	2,667	2,105,489
2.30%, 06/01/27 (Call 04/01/27)	2,651	2,417,242
2.55%, 12/01/33 (Call 09/01/33)	3,268	2,523,176
2.75%, 06/01/31 (Call 03/01/31)	2,216	1,854,339
2.95%, 07/15/26 (Call 04/15/26)	615	582,766
3.10%, 02/01/43 (Call 08/01/42)	1,180	831,092
3.30%, 02/01/52 (Call 08/01/51)	980	634,240
3.50%, 06/01/41 (Call 12/01/40)	2,439	1,810,481
3.50%, 09/15/53 (Call 03/15/53)	6,187	4,073,940
3.50%, 02/01/61 (Call 08/01/60)	330	210,702
3.55%, 09/15/55 (Call 03/15/55)	6,337	4,126,623
3.65%, 06/01/51 (Call 12/01/50)	2,129	1,465,684
3.65%, 09/15/59 (Call 03/15/59)	5,284	3,428,415
3.80%, 02/15/27 (Call 11/15/26)	717	686,752
3.80%, 12/01/57 (Call 06/01/57)	4,791	3,238,004
3.85%, 06/01/60 (Call 12/01/59)	1,275	862,232
3.88%, 01/15/26 (Call 10/15/25)	845	821,863
4.10%, 02/15/28 (Call 11/15/27)	1,485	1,417,570
4.25%, 03/01/27 (Call 12/01/26)	1,310	1,272,461
4.30%, 02/15/30 (Call 11/15/29)	4,117	3,871,280
4.30%, 12/15/42 (Call 06/15/42)	1,235	999,995
4.35%, 03/01/29 (Call 12/01/28)	3,158	3,015,393
4.35%, 06/15/45 (Call 12/15/44)	610	492,566
4.50%, 05/15/35 (Call 11/15/34)	2,609	2,341,832
4.50%, 03/09/48 (Call 09/09/47)	1,620	1,304,140
4.55%, 03/09/49 (Call 09/09/48)	1,010	819,003
4.65%, 06/01/44 (Call 12/01/43)	689	572,525
4.75%, 05/15/46 (Call 11/15/45)	1,245	1,053,284
4.80%, 06/15/44 (Call 12/15/43)	187	158,547
4.85%, 03/01/39 (Call 09/01/38)	1,636	1,456,280
4.85%, 07/15/45 (Call 01/15/45)	571	491,065
4.90%, 08/15/37 (Call 02/14/37)	705	640,090
5.15%, 03/15/42	766	688,089
5.15%, 11/15/46 (Call 05/15/46)	795	713,072
5.15%, 02/15/50 (Call 08/14/49)	571	501,486
5.25%, 03/01/37 (Call 09/01/36)	580	550,764
5.35%, 09/01/40	460	428,760
5.40%, 02/15/34 (Call 11/15/33)	1,960	1,917,120
5.45%, 03/01/47 (Call 09/01/46)	642	602,361
5.54%, 02/20/26 (Call 05/13/24)	111	110,700
Security	Par (000)	Value
Telecommunications (continued)
5.55%, 08/15/41	$507	$485,689
5.65%, 02/15/47 (Call 08/15/46)	650	627,418
5.70%, 03/01/57 (Call 09/01/56)	207	196,843
6.00%, 08/15/40 (Call 05/15/40)	450	447,111
6.30%, 01/15/38	215	221,355
6.38%, 03/01/41	652	669,890
6.55%, 02/15/39	535	558,881
Axiata SPV2 Bhd
2.16%, 08/19/30 (Call 05/19/30)(d)	1,000	817,641
4.36%, 03/24/26(d)	200	194,771
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50 (Call 02/19/50)(d)	800	503,522
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	705	490,755
4.30%, 07/29/49 (Call 01/29/49)	1,334	1,055,243
4.46%, 04/01/48 (Call 10/01/47)	996	809,257
5.10%, 05/11/33 (Call 02/11/33)	750	719,668
5.20%, 02/15/34 (Call 11/15/33)	485	464,036
5.55%, 02/15/54 (Call 08/15/53)	455	427,288
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	916	641,301
Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	850	664,905
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	280	178,518
Bharti Airtel Ltd.
3.25%, 06/03/31(d)	700	598,079
4.38%, 06/10/25(d)	900	884,665
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(b)	1,840	1,633,021
4.25%, 11/08/49 (Call 05/08/49)(b)	752	579,565
4.25%, 11/23/81 (Call 11/23/26), (5-year CMT + 2.985%)(a)(b)	475	447,467
4.88%, 11/23/81 (Call 08/23/31), (5-year CMT + 3.493%)(a)(b)(c)	457	408,482
5.13%, 12/04/28 (Call 09/04/28)	875	861,569
9.63%, 12/15/30	1,522	1,819,545
C&W Senior Finance Ltd., 6.88%, 09/15/27 (Call 05/13/24)(b)	1,125	1,062,375
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)(c)	390	342,124
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	1,785	1,681,519
2.95%, 02/28/26	1,043	1,001,561
3.50%, 06/15/25	335	328,366
4.80%, 02/26/27 (Call 01/26/27)	1,295	1,283,800
4.85%, 02/26/29 (Call 01/26/29)	1,395	1,377,882
4.90%, 02/26/26	820	815,859
4.95%, 02/26/31 (Call 12/26/30)	1,010	993,483
5.05%, 02/26/34 (Call 11/26/33)	1,430	1,400,264
5.30%, 02/26/54 (Call 08/26/53)	825	794,503
5.35%, 02/26/64 (Call 08/26/63)	715	681,999
5.50%, 01/15/40	2,144	2,134,418
5.90%, 02/15/39	2,495	2,594,004
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(d)	650	454,102
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	1,115	778,305
6.00%, 03/01/26 (Call 05/31/24)(b)	1,354	1,210,578
7.13%, 07/01/28 (Call 05/31/24)(b)	630	211,050
8.25%, 03/01/27 (Call 05/31/24)(b)(c)	870	333,114
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/13/24)(b)	625	216,920
6.00%, 06/15/25 (Call 05/13/24)(b)	1,169	923,329
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 05/13/24)(b)	$1,850	$1,792,093
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 05/13/24)(b)	370	307,082
6.50%, 10/01/28 (Call 05/13/24)(b)	630	546,536
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	490	363,803
4.38%, 11/15/57 (Call 05/15/57)	1,033	788,802
4.70%, 03/15/37	536	479,099
4.75%, 03/15/42	584	504,251
5.35%, 11/15/48 (Call 05/15/48)	340	311,914
5.45%, 11/15/79 (Call 05/19/79)	745	658,569
5.75%, 08/15/40	783	755,179
5.85%, 11/15/68 (Call 05/15/68)	387	365,752
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(d)	800	693,741
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(b)	1,320	933,564
Deutsche Telekom International Finance BV
3.60%, 01/19/27 (Call 10/19/26)(b)	605	579,293
4.38%, 06/21/28 (Call 03/21/28)(b)	2,205	2,115,583
4.75%, 06/21/38 (Call 12/21/37)(b)	780	706,357
4.88%, 03/06/42(b)	825	730,711
8.75%, 06/15/30	2,330	2,685,041
9.25%, 06/01/32	519	636,360
Embarq Corp., 8.00%, 06/01/36	1,290	527,396
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32 (Call 06/14/32)(d)	750	582,242
4.75%, 08/01/26 (Call 05/03/26)(d)	400	390,006
Empresa Nacional del Petroleo, 6.15%, 05/10/33(d)	400	396,228
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/31/24)(b)	1,406	1,293,270
5.88%, 10/15/27 (Call 05/31/24)(b)	1,020	979,003
5.88%, 11/01/29 (Call 11/01/24)(c)	670	559,083
6.00%, 01/15/30 (Call 10/15/24)(b)	905	755,897
6.75%, 05/01/29 (Call 05/31/24)(b)	890	784,073
8.63%, 03/15/31 (Call 03/15/26)(b)	670	676,674
8.75%, 05/15/30 (Call 05/15/25)(b)	1,070	1,089,662
Frontier Florida LLC, Series E, 6.86%, 02/01/28	300	285,352
Frontier North Inc., Series G, 6.73%, 02/15/28	215	203,364
Globe Telecom Inc., 4.20%, (Call 08/02/26), (5-year CMT + 5.527%)(a)(d)(i)	600	571,191
GoTo Group Inc. 5.50%, 05/01/28 (Call 05/13/24)(b)	639	489,769
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	800	754,640
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(d)	400	356,718
HKT Capital No. 6 Ltd., 3.00%, 01/18/32 (Call 10/18/31)(d)	600	502,728
Hughes Satellite Systems Corp.
5.25%, 08/01/26	673	558,846
6.63%, 08/01/26	680	391,086
Iliad Holding SASU
6.50%, 10/15/26 (Call 05/13/24)(b)	1,076	1,070,613
7.00%, 10/15/28 (Call 10/15/24)(b)	720	704,170
8.50%, 04/15/31 (Call 04/15/27)(b)	485	485,340
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	2,695	2,580,365
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	758	704,988
2.00%, 12/10/30 (Call 09/10/30)	810	637,801
3.75%, 08/15/29 (Call 05/15/29)	622	567,417
Security	Par (000)	Value
Telecommunications (continued)
5.95%, 03/15/41	$509	$495,755
Koninklijke KPN NV, 8.38%, 10/01/30	235	267,453
KT Corp.
1.00%, 09/01/25(d)	400	375,771
1.38%, 01/21/27(d)	200	178,790
2.50%, 07/18/26(b)	550	513,817
4.00%, 08/08/25(b)	75	73,390
Level 3 Financing Inc.
3.88%, 10/15/30 (Call 03/22/25)(b)(c)	580	321,648
4.00%, 04/15/31 (Call 03/22/25)(b)(c)	670	366,426
4.50%, 04/01/30 (Call 03/22/26)(b)	870	503,809
4.88%, 06/15/29 (Call 03/22/26)(b)(c)	734	464,454
10.50%, 04/15/29 (Call 03/22/27)(b)	550	551,079
10.50%, 05/15/30 (Call 05/15/26)(b)	684	683,407
10.75%, 12/15/30 (Call 03/22/27)(b)	550	551,376
11.00%, 11/15/29 (Call 03/22/27)(b)	1,295	1,320,478
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26 (Call 05/30/24)(d)	800	472,067
Lumen Technologies Inc.
4.13%, 04/15/29 (Call 05/31/24)(b)	374	240,319
4.13%, 04/15/30 (Call 05/31/24)(b)	374	230,945
4.50%, 01/15/29 (Call 05/13/24)(b)	330	96,046
5.13%, 12/15/26 (Call 05/31/24)(b)	185	118,284
5.38%, 06/15/29 (Call 06/15/24)(b)	200	63,667
Series G, 6.88%, 01/15/28	185	81,490
Series P, 7.60%, 09/15/39	275	83,095
Series U, 7.65%, 03/15/42	240	72,993
Millicom International Cellular SA
4.50%, 04/27/31 (Call 04/27/26)(d)	800	668,166
6.25%, 03/25/29 (Call 05/10/24)(d)	540	508,156
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	862	706,250
2.75%, 05/24/31 (Call 02/24/31)	710	589,835
4.60%, 02/23/28 (Call 11/23/27)	861	834,527
4.60%, 05/23/29 (Call 02/23/29)	1,280	1,229,099
5.00%, 04/15/29 (Call 03/15/29)	440	430,161
5.40%, 04/15/34 (Call 01/15/34)	345	335,367
5.50%, 09/01/44	476	449,579
5.60%, 06/01/32 (Call 03/01/32)	595	591,749
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(d)	400	398,490
NBN Co. Ltd.
1.45%, 05/05/26 (Call 04/05/26)(b)	1,765	1,626,938
1.63%, 01/08/27 (Call 12/08/26)(b)	305	275,714
2.50%, 01/08/32 (Call 10/08/31)(b)	350	284,106
2.63%, 05/05/31 (Call 02/05/31)(b)	1,333	1,112,633
5.75%, 10/06/28 (Call 09/06/28)(b)	1,065	1,079,376
6.00%, 10/06/33 (Call 07/06/33)(b)	800	825,802
Network i2i Ltd., 3.98%, , (5-year CMT + 3.390%)(d)(i)	400	379,315
Nokia OYJ
4.38%, 06/12/27	636	608,532
6.63%, 05/15/39	685	649,984
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(b)	3,200	2,948,056
1.59%, 04/03/28 (Call 02/03/28)(b)	1,472	1,277,479
2.07%, 04/03/31 (Call 01/03/31)(b)	805	648,953
4.24%, 07/25/25(b)	415	408,014
4.37%, 07/27/27 (Call 06/27/27)(b)	1,094	1,060,509
Ooredoo International Finance Ltd.
2.63%, 04/08/31(d)	1,200	1,005,337

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.75%, 06/22/26(d)	$1,000	$964,799
3.88%, 01/31/28(b)	400	379,262
4.50%, 01/31/43(b)	400	356,685
Orange SA
5.38%, 01/13/42	980	922,664
5.50%, 02/06/44 (Call 08/06/43)	939	894,629
9.00%, 03/01/31	1,656	1,957,045
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(d)	650	659,725
PLDT Inc.
2.50%, 01/23/31 (Call 10/23/30)(d)	200	163,418
3.45%, 06/23/50 (Call 03/23/50)(d)	400	269,885
Qwest Corp., 7.25%, 09/15/25	185	183,151
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	815	762,658
3.20%, 03/15/27 (Call 02/15/27)	995	933,381
3.63%, 12/15/25 (Call 09/15/25)	1,323	1,277,383
3.70%, 11/15/49 (Call 05/15/49)	788	543,144
3.80%, 03/15/32 (Call 12/15/31)	1,430	1,247,728
4.30%, 02/15/48 (Call 08/15/47)	835	641,002
4.35%, 05/01/49 (Call 11/01/48)	1,433	1,103,747
4.50%, 03/15/42 (Call 09/15/41)	937	771,697
4.50%, 03/15/43 (Call 09/15/42)	498	406,968
4.55%, 03/15/52 (Call 09/15/51)	1,255	991,273
5.00%, 02/15/29 (Call 01/15/29)	885	860,808
5.00%, 03/15/44 (Call 09/15/43)	639	551,879
5.25%, 03/15/82 (Call 03/15/27), (5-year CMT + 3.590%)(a)(b)	664	629,960
5.30%, 02/15/34 (Call 11/15/33)	235	225,278
5.45%, 10/01/43 (Call 04/01/43)	715	655,766
7.50%, 08/15/38	300	336,394
Saudi Telecom Co., 3.89%, 05/13/29(d)	1,200	1,122,981
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	654	478,069
Singapore Telecommunications Ltd., 7.38%, 12/01/31(b)	100	112,969
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30 (Call 03/10/30)(d)	800	661,995
2.38%, 08/28/29 (Call 05/28/29)(d)	1,400	1,218,997
3.25%, 06/30/25(d)	400	389,640
3.88%, 08/28/28 (Call 05/28/28)(d)	600	569,326
SK Telecom Co. Ltd., 6.63%, 07/20/27(b)	15	15,403
Sprint Capital Corp.
6.88%, 11/15/28	2,525	2,646,309
8.75%, 03/15/32	1,990	2,349,712
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	1,810	1,856,829
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 09/20/29 (Call 03/20/27)(b)	348	345,435
Telecom Italia Capital SA
6.00%, 09/30/34	915	770,858
6.38%, 11/15/33	976	860,850
7.20%, 07/18/36	900	821,513
7.72%, 06/04/38	913	850,531
Telefonica Emisiones SA
4.10%, 03/08/27	1,048	1,008,422
4.67%, 03/06/38	336	290,645
4.90%, 03/06/48	1,231	1,021,659
5.21%, 03/08/47	2,196	1,899,747
5.52%, 03/01/49 (Call 09/01/48)	1,078	976,041
7.05%, 06/20/36	2,156	2,307,841
Telefonica Europe BV, 8.25%, 09/15/30	1,696	1,901,296
Security	Par (000)	Value
Telecommunications (continued)
Telefonica Moviles Chile SA, 3.54%, 11/18/31(d)	$500	$374,551
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 05/16/24)(b)	375	170,282
5.63%, 12/06/26 (Call 05/16/24)(b)(c)	415	201,596
6.50%, 10/15/27 (Call 05/16/24)(b)	320	93,460
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	695	646,468
3.40%, 05/13/32 (Call 02/13/32)	665	565,653
3.70%, 09/15/27 (Call 06/15/27)	945	893,755
4.30%, 06/15/49 (Call 12/15/48)	468	360,166
4.60%, 11/16/48 (Call 05/16/48)	800	654,671
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	1,018	947,208
2.05%, 02/15/28 (Call 12/15/27)	1,880	1,661,277
2.25%, 02/15/26 (Call 05/13/24)	1,785	1,682,911
2.25%, 11/15/31 (Call 08/15/31)	1,040	827,831
2.40%, 03/15/29 (Call 01/15/29)	363	315,644
2.55%, 02/15/31 (Call 11/15/30)	2,189	1,816,652
2.63%, 04/15/26 (Call 05/13/24)	1,220	1,153,447
2.63%, 02/15/29 (Call 05/13/24)	1,085	954,772
2.70%, 03/15/32 (Call 12/15/31)	1,040	848,493
2.88%, 02/15/31 (Call 02/15/26)	1,000	848,418
3.00%, 02/15/41 (Call 08/15/40)	2,440	1,706,585
3.30%, 02/15/51 (Call 08/15/50)	2,502	1,638,933
3.38%, 04/15/29 (Call 05/13/24)	1,760	1,598,546
3.40%, 10/15/52 (Call 04/15/52)	2,185	1,442,660
3.50%, 04/15/31 (Call 04/15/26)	1,983	1,743,935
3.60%, 11/15/60 (Call 05/15/60)	1,320	864,984
3.75%, 04/15/27 (Call 02/15/27)	2,439	2,323,423
3.88%, 04/15/30 (Call 01/15/30)	5,482	5,016,704
4.38%, 04/15/40 (Call 10/15/39)	1,649	1,403,973
4.50%, 04/15/50 (Call 10/15/49)	2,256	1,832,844
4.75%, 02/01/28 (Call 05/13/24)	2,101	2,045,835
4.80%, 07/15/28 (Call 06/15/28)	1,020	993,509
4.85%, 01/15/29 (Call 12/15/28)	1,411	1,375,598
4.95%, 03/15/28 (Call 02/15/28)	1,200	1,178,071
5.05%, 07/15/33 (Call 04/15/33)	2,275	2,180,407
5.15%, 04/15/34 (Call 01/15/34)	1,075	1,034,848
5.20%, 01/15/33 (Call 10/15/32)	925	897,085
5.38%, 04/15/27 (Call 05/13/24)	1,665	1,669,629
5.50%, 01/15/55 (Call 07/15/54)	754	708,231
5.65%, 01/15/53 (Call 07/15/52)	1,455	1,394,642
5.75%, 01/15/34 (Call 10/15/33)	680	685,650
5.75%, 01/15/54 (Call 07/15/53)	1,840	1,783,094
5.80%, 09/15/62 (Call 03/15/62)	395	382,974
6.00%, 06/15/54 (Call 12/15/53)	595	598,801
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28(d)	600	318,614
Tower Bersama Infrastructure Tbk PT
2.75%, 01/20/26 (Call 12/20/25)(d)	400	376,027
2.80%, 05/02/27 (Call 11/02/26)(d)	200	181,283
Turkcell Iletisim Hizmetleri AS
5.75%, 10/15/25(d)	400	396,239
5.80%, 04/11/28 (Call 01/11/28)(d)	400	382,050
U.S. Cellular Corp., 6.70%, 12/15/33	489	476,886
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	1,962	1,825,328
1.45%, 03/20/26 (Call 02/20/26)	1,653	1,535,459
1.50%, 09/18/30 (Call 06/18/30)	980	779,751
1.68%, 10/30/30 (Call 07/30/30)	1,066	846,009
1.75%, 01/20/31 (Call 10/20/30)	1,970	1,556,421
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
2.10%, 03/22/28 (Call 01/22/28)	$2,342	$2,073,518
2.36%, 03/15/32 (Call 12/15/31)	4,147	3,306,370
2.55%, 03/21/31 (Call 12/21/30)	2,893	2,401,240
2.63%, 08/15/26	1,691	1,589,788
2.65%, 11/20/40 (Call 05/20/40)	2,965	1,981,620
2.85%, 09/03/41 (Call 03/03/41)	1,280	873,639
2.88%, 11/20/50 (Call 05/20/50)	2,443	1,489,587
2.99%, 10/30/56 (Call 04/30/56)	2,845	1,681,888
3.00%, 03/22/27 (Call 01/22/27)	1,065	998,245
3.00%, 11/20/60 (Call 05/20/60)(c)	2,575	1,492,126
3.15%, 03/22/30 (Call 12/22/29)	1,477	1,303,082
3.40%, 03/22/41 (Call 09/22/40)	3,275	2,438,003
3.55%, 03/22/51 (Call 09/22/50)	3,640	2,538,452
3.70%, 03/22/61 (Call 09/22/60)	2,763	1,885,907
3.85%, 11/01/42 (Call 05/01/42)	815	632,593
3.88%, 02/08/29 (Call 11/08/28)	1,225	1,147,078
3.88%, 03/01/52 (Call 09/01/51)	635	468,250
4.00%, 03/22/50 (Call 09/22/49)	1,160	879,944
4.02%, 12/03/29 (Call 09/03/29)	3,293	3,068,181
4.13%, 03/16/27	2,412	2,334,146
4.13%, 08/15/46	1,058	834,699
4.27%, 01/15/36	760	672,210
4.33%, 09/21/28	3,587	3,438,291
4.40%, 11/01/34 (Call 05/01/34)	2,079	1,884,959
4.50%, 08/10/33	1,923	1,775,046
4.52%, 09/15/48	759	634,688
4.67%, 03/15/55	387	326,414
4.75%, 11/01/41	734	655,005
4.81%, 03/15/39	1,508	1,363,702
4.86%, 08/21/46	2,027	1,789,536
5.01%, 04/15/49(c)	275	254,666
5.01%, 08/21/54	575	509,182
5.05%, 05/09/33 (Call 02/09/33)	560	541,504
5.25%, 03/16/37	1,390	1,341,118
5.50%, 03/16/47	540	522,464
5.50%, 02/23/54 (Call 08/23/53)	560	532,496
5.85%, 09/15/35	400	407,175
6.40%, 09/15/33	295	312,125
6.55%, 09/15/43	804	871,929
7.75%, 12/01/30	820	921,147
Viasat Inc., 7.50%, 05/30/31 (Call 05/30/26)(b)(c)	685	483,418
ViaSat Inc.
5.63%, 09/15/25 (Call 05/13/24)(b)	605	581,496
5.63%, 04/15/27 (Call 05/13/24)(b)	545	499,418
6.50%, 07/15/28 (Call 05/31/24)(b)(c)	365	278,780
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	375	317,112
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	1,215	996,078
4.75%, 07/15/31 (Call 07/15/26)(b)	1,275	1,065,106
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32 (Call 04/15/27)(b)	800	788,043
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26), (5-year CMT + 2.447%)(a)	430	399,897
4.13%, 05/30/25	1,836	1,807,506
4.13%, 06/04/81 (Call 03/04/31), (5-year CMT + 2.767%)(a)	900	752,794
4.25%, 09/17/50	1,362	1,035,442
4.38%, 05/30/28	470	455,610
4.38%, 02/19/43	1,367	1,117,965
Security	Par (000)	Value
Telecommunications (continued)
4.88%, 06/19/49	$1,533	$1,296,533
5.00%, 05/30/38	440	411,805
5.13%, 06/19/59	365	311,956
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(a)	885	650,690
5.25%, 05/30/48	645	581,031
5.63%, 02/10/53 (Call 08/10/52)	790	739,081
5.75%, 02/10/63 (Call 08/10/62)	335	315,926
6.15%, 02/27/37	1,308	1,334,182
6.25%, 11/30/32	440	457,290
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(a)	1,810	1,842,686
7.88%, 02/15/30	605	674,234
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 05/31/24)(b)	1,251	1,205,782
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(d)	400	328,287
3.38%, 04/29/30 (Call 01/29/30)(d)	600	522,549
4.10%, 07/14/51 (Call 01/14/51)(d)	800	549,959
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/24)(b)(c)	1,345	1,071,425
6.13%, 03/01/28 (Call 05/31/24)(b)(c)	960	639,134
		358,393,790
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Eagle U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/10/24)(d)	500	311,224
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)	634	589,926
3.55%, 11/19/26 (Call 09/19/26)	690	653,728
3.90%, 11/19/29 (Call 08/19/29)	671	610,938
5.10%, 05/15/44 (Call 11/15/43)(c)	830	696,569
6.35%, 03/15/40	487	484,665
Mattel Inc.
3.38%, 04/01/26 (Call 05/13/24)(b)	452	430,465
3.75%, 04/01/29 (Call 05/13/24)(b)(c)	605	548,441
5.45%, 11/01/41 (Call 05/01/41)	355	310,601
5.88%, 12/15/27 (Call 05/31/24)(b)	1,100	1,090,960
		5,416,293
Transportation — 0.5%
AP Moller - Maersk A/S
4.50%, 06/20/29 (Call 03/20/29)(b)	700	670,503
5.88%, 09/14/33 (Call 06/14/33)(b)	740	739,419
Autoridad del Canal de Panama, 4.95%, 07/29/35(d)	200	181,031
AVIC International Finance & Investment Ltd.
2.50%, 11/17/26 (Call 10/17/26)(d)	200	184,237
3.30%, 09/23/30 (Call 06/23/30)(d)	600	524,768
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3-mo. LIBOR US + 2.350%)(a)	275	272,202
Brightline East LLC, 11.00%, 01/31/30 (Call 05/09/27)(b)	1,325	1,312,195
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	475	292,180
3.05%, 02/15/51 (Call 08/15/50)	470	304,124
3.25%, 06/15/27 (Call 03/15/27)	891	842,707
3.30%, 09/15/51 (Call 03/15/51)	1,225	826,940

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.55%, 02/15/50 (Call 08/15/49)	$808	$578,037
3.65%, 09/01/25 (Call 06/01/25)	367	358,279
3.90%, 08/01/46 (Call 02/01/46)	627	482,815
4.05%, 06/15/48 (Call 12/15/47)	721	567,734
4.13%, 06/15/47 (Call 12/15/46)	573	456,348
4.15%, 04/01/45 (Call 10/01/44)	955	772,601
4.15%, 12/15/48 (Call 06/15/48)	588	469,234
4.38%, 09/01/42 (Call 03/01/42)	445	378,195
4.40%, 03/15/42 (Call 09/15/41)	360	308,180
4.45%, 03/15/43 (Call 09/15/42)	745	635,929
4.45%, 01/15/53 (Call 07/15/52)	850	707,995
4.55%, 09/01/44 (Call 03/01/44)	583	501,865
4.70%, 09/01/45 (Call 03/01/45)	596	521,409
4.90%, 04/01/44 (Call 10/01/43)	785	710,148
4.95%, 09/15/41 (Call 03/15/41)	160	146,997
5.05%, 03/01/41 (Call 09/01/40)	388	360,679
5.15%, 09/01/43 (Call 03/01/43)	570	534,277
5.20%, 04/15/54 (Call 10/15/53)	1,470	1,376,724
5.40%, 06/01/41 (Call 12/01/40)	500	485,131
5.75%, 05/01/40 (Call 11/01/39)	740	746,756
6.15%, 05/01/37	860	908,574
6.20%, 08/15/36	198	209,547
7.00%, 12/15/25	540	553,442
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	620	361,238
2.75%, 03/01/26 (Call 12/01/25)	515	493,464
3.20%, 08/02/46 (Call 02/02/46)	458	322,716
3.65%, 02/03/48 (Call 08/03/47)	494	373,506
3.85%, 08/05/32 (Call 05/05/32)(c)	605	544,970
4.40%, 08/05/52 (Call 02/05/52)	810	678,088
4.45%, 01/20/49 (Call 07/20/48)	482	411,297
5.85%, 11/01/33 (Call 08/01/33)	130	134,799
6.13%, 11/01/53 (Call 05/01/53)	85	92,205
6.20%, 06/01/36	235	248,643
6.25%, 08/01/34	336	359,148
6.38%, 11/15/37	295	315,788
6.90%, 07/15/28	368	390,460
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	715	652,071
2.05%, 03/05/30 (Call 12/05/29)	825	686,440
2.45%, 12/02/31 (Call 09/02/31)	1,240	1,100,001
2.88%, 11/15/29 (Call 08/15/29)	698	615,806
3.00%, 12/02/41 (Call 06/02/41)	852	718,058
3.10%, 12/02/51 (Call 06/02/51)	1,490	955,856
3.50%, 05/01/50 (Call 11/01/49)	680	475,300
4.00%, 06/01/28 (Call 03/01/28)	580	551,687
4.20%, 11/15/69 (Call 05/15/69)	324	238,896
4.30%, 05/15/43 (Call 11/15/42)	278	228,649
4.70%, 05/01/48 (Call 11/01/47)	610	511,612
4.80%, 09/15/35 (Call 03/15/35)	395	367,473
4.80%, 08/01/45 (Call 02/01/45)	387	337,950
4.95%, 08/15/45 (Call 02/15/45)	415	365,497
5.95%, 05/15/37	625	629,346
6.13%, 09/15/2115 (Call 03/15/15)	788	779,621
7.13%, 10/15/31	453	497,657
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 05/16/24)(b)(c)	530	479,018
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)(c)	275	243,599
Central Japan Railway Co., 4.25%, 11/24/45 (Call 05/24/45)(b)	482	392,437
Security	Par (000)	Value
Transportation (continued)
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	$370	$353,602
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	562	480,322
2.50%, 05/15/51 (Call 11/15/50)	560	321,853
2.60%, 11/01/26 (Call 08/01/26)	555	520,829
3.25%, 06/01/27 (Call 03/01/27)	889	838,246
3.35%, 11/01/25 (Call 08/01/25)	515	498,742
3.35%, 09/15/49 (Call 03/15/49)	683	468,418
3.80%, 03/01/28 (Call 12/01/27)	887	845,060
3.80%, 11/01/46 (Call 05/01/46)	1,068	808,463
3.80%, 04/15/50 (Call 10/15/49)	355	263,001
3.95%, 05/01/50 (Call 11/01/49)	485	368,978
4.10%, 11/15/32 (Call 08/15/32)	1,180	1,082,056
4.10%, 03/15/44 (Call 09/15/43)	735	594,333
4.25%, 03/15/29 (Call 12/15/28)	1,158	1,110,093
4.25%, 11/01/66 (Call 05/01/66)	635	478,812
4.30%, 03/01/48 (Call 09/01/47)	841	685,239
4.40%, 03/01/43 (Call 09/01/42)	328	279,119
4.50%, 03/15/49 (Call 09/15/48)	562	470,568
4.50%, 11/15/52 (Call 05/15/52)	953	798,266
4.50%, 08/01/54 (Call 02/01/54)	260	215,938
4.65%, 03/01/68 (Call 09/01/67)	362	294,635
4.75%, 05/30/42 (Call 11/30/41)	434	385,650
4.75%, 11/15/48 (Call 05/15/48)	378	329,326
5.20%, 11/15/33 (Call 08/15/33)	755	744,519
5.50%, 04/15/41 (Call 10/15/40)	190	185,425
6.00%, 10/01/36	185	192,045
6.15%, 05/01/37	477	502,142
6.22%, 04/30/40	525	552,048
Danaos Corp., 8.50%, 03/01/28 (Call 05/31/24)(b)	235	238,808
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(d)	400	230,960
3.83%, 09/14/61 (Call 03/14/61)(d)	400	252,222
Empresa de Transporte de Pasajeros Metro SA
3.65%, 05/07/30 (Call 02/07/30)(d)	400	357,715
3.69%, 09/13/61 (Call 03/13/61)(d)	600	381,005
4.70%, 05/07/50 (Call 11/07/49)(d)	1,000	789,529
5.00%, 01/25/47 (Call 07/25/46)(d)	400	333,924
ENA Master Trust, 4.00%, 05/19/48 (Call 02/19/48)(d)	400	281,343
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(c)	990	818,271
3.10%, 08/05/29 (Call 05/05/29)	1,045	938,215
3.25%, 04/01/26 (Call 01/01/26)	770	741,358
3.25%, 05/15/41 (Call 11/15/40)	740	523,114
3.40%, 02/15/28 (Call 11/15/27)	415	387,525
3.88%, 08/01/42	345	261,502
3.90%, 02/01/35	649	559,454
4.05%, 02/15/48 (Call 08/15/47)	1,038	776,156
4.10%, 04/15/43	435	337,765
4.10%, 02/01/45	380	290,185
4.20%, 10/17/28 (Call 07/17/28)	855	815,207
4.25%, 05/15/30 (Call 02/15/30)	1,132	1,068,216
4.40%, 01/15/47 (Call 07/15/46)	1,055	835,188
4.55%, 04/01/46 (Call 10/01/45)	869	707,615
4.75%, 11/15/45 (Call 05/15/45)	1,633	1,370,013
4.90%, 01/15/34	476	452,966
4.95%, 10/17/48 (Call 04/17/48)	640	549,772
5.10%, 01/15/44	771	683,240
5.25%, 05/15/50 (Call 11/15/49)(c)	1,301	1,175,171
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(c)	$480	$386,963
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	711	624,649
Genesee & Wyoming Inc., 6.25%, 04/15/32 (Call 04/15/27)(b)	625	621,028
Georgian Railway JSC, 4.00%, 06/17/28 (Call 03/17/28)(d)	400	359,094
GN Bondco LLC, 9.50%, 10/15/31 (Call 10/15/26)(b)(c)	665	638,413
Guangzhou Metro Investment Finance BVI Ltd.
1.51%, 09/17/25(d)	600	564,840
2.31%, 09/17/30(d)	200	161,510
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(d)	600	495,688
3.25%, 02/13/30(d)	600	521,880
3.57%, 01/21/32(c)(d)	400	343,712
3.84%, 12/13/27(d)	600	561,485
3.95%, 02/13/50(d)	200	147,600
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	1,335	1,297,116
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	411	394,108
Lima Metro Line 2 Finance Ltd.
4.35%, 04/05/36(d)	339	303,783
5.88%, 07/05/34(d)	472	456,669
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(d)	400	379,424
MTR Corp. CI Ltd., 2.50%, 11/02/26(d)	510	477,732
MTR Corp. Ltd., 1.63%, 08/19/30(d)	1,093	887,493
MV24 Capital BV, 6.75%, 06/01/34(d)	645	591,587
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25(d)	200	200,642
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	637	523,410
2.55%, 11/01/29 (Call 08/01/29)	1,010	872,602
2.90%, 06/15/26 (Call 03/15/26)	604	574,398
2.90%, 08/25/51 (Call 02/25/51)	530	321,336
3.00%, 03/15/32 (Call 12/15/31)	535	451,566
3.05%, 05/15/50 (Call 11/15/49)	829	525,398
3.15%, 06/01/27 (Call 03/01/27)	480	449,102
3.16%, 05/15/55 (Call 11/15/54)	947	584,997
3.40%, 11/01/49 (Call 05/01/49)	450	307,922
3.65%, 08/01/25 (Call 06/01/25)	268	261,835
3.70%, 03/15/53 (Call 09/15/52)	415	292,608
3.80%, 08/01/28 (Call 05/01/28)	628	593,040
3.94%, 11/01/47 (Call 05/01/47)	733	551,712
3.95%, 10/01/42 (Call 04/01/42)	240	188,646
4.05%, 08/15/52 (Call 02/15/52)	678	511,099
4.10%, 05/15/49 (Call 11/15/48)	398	304,507
4.10%, 05/15/2121 (Call 11/15/20)	470	321,723
4.15%, 02/28/48 (Call 08/28/47)	640	499,803
4.45%, 03/01/33 (Call 12/01/32)	515	479,712
4.45%, 06/15/45 (Call 12/15/44)	455	376,222
4.55%, 06/01/53 (Call 12/01/52)	810	669,805
4.65%, 01/15/46 (Call 07/15/45)	521	440,030
4.84%, 10/01/41	375	335,304
5.05%, 08/01/30 (Call 06/01/30)	1,289	1,266,807
5.10%, 08/01/2118 (Call 02/01/18)	210	173,459
5.35%, 08/01/54 (Call 02/01/54)	1,240	1,154,572
5.55%, 03/15/34 (Call 12/15/33)	445	446,688
5.95%, 03/15/64 (Call 09/15/63)	590	589,578
Security	Par (000)	Value
Transportation (continued)
7.80%, 05/15/27	$315	$336,700
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28 (Call 12/22/27)(d)	400	374,844
Polar Tankers Inc., 5.95%, 05/10/37(b)	463	464,763
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(b)(c)	760	751,363
Rumo Luxembourg Sarl
4.20%, 01/18/32(d)	600	497,346
5.25%, 01/10/28(d)	400	380,007
RXO Inc., 7.50%, 11/15/27 (Call 11/15/24)(b)	335	340,219
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	580	531,001
2.85%, 03/01/27 (Call 02/01/27)	135	125,558
2.90%, 12/01/26 (Call 10/01/26)	533	498,696
3.35%, 09/01/25 (Call 08/01/25)(c)	435	421,262
4.30%, 06/15/27 (Call 05/15/27)	430	414,531
4.63%, 06/01/25 (Call 05/01/25)	705	695,642
5.25%, 06/01/28 (Call 05/01/28)	365	362,000
5.30%, 03/15/27 (Call 02/15/27)	230	228,388
5.38%, 03/15/29 (Call 02/15/29)	335	332,257
5.50%, 06/01/29 (Call 05/01/29)	100	99,429
5.65%, 03/01/28 (Call 02/01/28)	390	392,416
6.30%, 12/01/28 (Call 11/01/28)	370	380,907
6.60%, 12/01/33 (Call 09/01/33)	435	456,537
Sats Treasury Pte Ltd., 4.83%, 01/23/29(d)	400	389,200
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	700	599,770
SF Holding Investment 2021 Ltd.
3.00%, 11/17/28(d)	200	179,342
3.13%, 11/17/31(d)	800	681,909
SF Holding Investment Ltd.
2.38%, 11/17/26(d)	600	552,781
2.88%, 02/20/30(d)	600	520,912
Simpar Europe SA, 5.20%, 01/26/31(d)	600	479,970
Transnet SOC Ltd., 8.25%, 02/06/28(d)	800	786,319
TTX Co.
4.20%, 07/01/46 (Call 01/01/46)(b)	735	581,647
4.60%, 02/01/49 (Call 08/01/48)(b)	450	386,878
5.50%, 09/25/26 (Call 08/25/26)(b)	440	438,111
5.65%, 12/01/52 (Call 06/01/52)(b)	690	669,749
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/26(d)(e)(f)	800	499,675
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	1,083	996,612
2.38%, 05/20/31 (Call 02/20/31)	1,070	890,485
2.40%, 02/05/30 (Call 11/05/29)	1,687	1,447,784
2.75%, 03/01/26 (Call 12/01/25)	593	566,336
2.80%, 02/14/32 (Call 12/15/31)	1,130	953,424
2.89%, 04/06/36 (Call 01/06/36)	545	426,678
2.95%, 03/10/52 (Call 09/10/51)	740	465,998
2.97%, 09/16/62 (Call 03/16/62)	749	434,367
3.00%, 04/15/27 (Call 01/15/27)(c)	410	385,815
3.20%, 05/20/41 (Call 11/20/40)	552	407,902
3.25%, 08/15/25 (Call 05/15/25)	955	928,841
3.25%, 02/05/50 (Call 08/05/49)	1,531	1,043,287
3.35%, 08/15/46 (Call 02/15/46)	170	118,447
3.38%, 02/01/35 (Call 08/01/34)	755	629,267
3.38%, 02/14/42 (Call 08/14/41)	520	389,907
3.50%, 02/14/53 (Call 08/14/52)	1,076	754,763
3.55%, 08/15/39 (Call 02/15/39)	475	376,510
3.55%, 05/20/61 (Call 11/20/60)	185	123,836

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.60%, 09/15/37 (Call 03/15/37)	$828	$679,254
3.70%, 03/01/29 (Call 12/01/28)	1,039	973,366
3.75%, 07/15/25 (Call 05/15/25)	531	520,401
3.75%, 02/05/70 (Call 08/05/69)	938	639,499
3.80%, 10/01/51 (Call 04/01/51)	1,185	884,916
3.80%, 04/06/71 (Call 10/06/70)	349	240,223
3.84%, 03/20/60 (Call 09/20/59)	1,775	1,270,453
3.85%, 02/14/72 (Call 08/14/71)	375	261,152
3.88%, 02/01/55 (Call 08/01/54)	421	310,882
3.95%, 09/10/28 (Call 06/10/28)	1,320	1,262,635
3.95%, 08/15/59 (Call 02/15/59)	435	317,344
4.00%, 04/15/47 (Call 10/15/46)	525	407,403
4.05%, 11/15/45 (Call 05/15/45)(c)	345	272,818
4.05%, 03/01/46 (Call 09/01/45)	180	141,161
4.10%, 09/15/67 (Call 03/15/67)	554	409,019
4.30%, 03/01/49 (Call 09/01/48)	510	412,118
4.50%, 01/20/33 (Call 10/20/32)	680	642,958
4.50%, 09/10/48 (Call 03/10/48)	447	374,547
4.75%, 02/21/26 (Call 01/21/26)	1,340	1,329,083
4.95%, 09/09/52 (Call 03/09/52)	560	508,501
4.95%, 05/15/53 (Call 11/15/52)	500	454,169
5.15%, 01/20/63 (Call 07/20/62)	435	393,234
6.63%, 02/01/29	255	270,145
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	693	648,607
2.50%, 09/01/29 (Call 06/01/29)	1,102	968,070
3.05%, 11/15/27 (Call 08/15/27)	1,882	1,753,573
3.40%, 03/15/29 (Call 12/15/28)	1,205	1,120,048
3.40%, 11/15/46 (Call 05/15/46)	435	315,446
3.40%, 09/01/49 (Call 03/01/49)	669	470,950
3.63%, 10/01/42	395	305,197
3.75%, 11/15/47 (Call 05/15/47)	915	688,093
4.25%, 03/15/49 (Call 09/15/48)	483	392,915
4.45%, 04/01/30 (Call 01/01/30)	1,783	1,720,380
4.88%, 03/03/33 (Call 12/03/32)	570	552,401
4.88%, 11/15/40 (Call 05/15/40)	365	335,560
5.05%, 03/03/53 (Call 09/03/52)	885	816,325
5.20%, 04/01/40 (Call 10/01/39)	890	854,401
5.30%, 04/01/50 (Call 10/01/49)	1,277	1,218,545
6.20%, 01/15/38	1,640	1,742,731
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	1,685	1,535,733
1.50%, 09/22/28 (Call 07/22/28)	940	815,531
1.80%, 09/22/31 (Call 06/22/31)	1,520	1,224,821
3.95%, 09/09/27 (Call 08/09/27)	1,068	1,034,659
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 05/31/24)(b)	520	513,538
Xin Yue Co. Ltd., 2.36%, 01/25/27(d)	200	365,073
XPO CNW Inc., 6.70%, 05/01/34	220	223,788
XPO Inc.
6.25%, 06/01/28 (Call 06/01/25)(b)	830	827,052
7.13%, 06/01/31 (Call 06/01/26)(b)	355	356,812
7.13%, 02/01/32 (Call 02/01/27)(b)	535	538,290
Yunda Holding Investment Ltd., 2.25%, 08/19/25(d)	800	757,089
		151,043,259
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(b)	461	457,840
DAE Funding LLC, 3.38%, 03/20/28 (Call 01/20/28)(d)	600	545,205
Security	Par (000)	Value
Trucking & Leasing (continued)
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(b)	$610	$613,318
7.88%, 12/01/30 (Call 12/01/26)(b)	432	449,634
5.50%, 05/01/28 (Call 05/31/24)(b)	877	842,346
9.75%, 08/01/27 (Call 05/13/24)(b)	380	392,768
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)	191	148,253
3.10%, 06/01/51 (Call 12/01/50)	275	168,062
3.25%, 09/15/26 (Call 06/15/26)	834	789,805
3.50%, 03/15/28 (Call 12/15/27)	125	116,017
3.85%, 03/30/27 (Call 12/30/26)	323	308,190
4.00%, 06/30/30 (Call 03/30/30)(c)	735	668,999
4.55%, 11/07/28 (Call 08/07/28)(c)	375	359,744
4.70%, 04/01/29 (Call 01/01/29)	220	211,888
4.90%, 03/15/33 (Call 12/15/32)	355	330,902
5.20%, 03/15/44 (Call 09/15/43)	400	352,533
5.40%, 03/15/27 (Call 02/15/27)	75	74,565
5.45%, 09/15/33 (Call 06/15/33)	635	610,305
6.05%, 03/15/34 (Call 12/15/33)	455	455,322
6.90%, 05/01/34 (Call 02/01/34)	225	238,472
NAC Aviation 29 DAC, 4.75%, 06/30/26 (Call 05/06/24)	532	505,138
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)	873	813,160
1.70%, 06/15/26 (Call 05/15/26)(b)	930	854,145
3.35%, 11/01/29 (Call 08/01/29)(b)	216	191,312
3.40%, 11/15/26 (Call 08/15/26)(b)	452	426,828
4.00%, 07/15/25 (Call 06/15/25)(b)	55	53,743
4.20%, 04/01/27 (Call 01/01/27)(b)	365	350,208
4.40%, 07/01/27 (Call 06/01/27)(b)	680	653,961
4.45%, 01/29/26 (Call 11/29/25)(b)	578	564,486
5.35%, 01/12/27 (Call 12/12/26)(b)	945	935,678
5.35%, 03/30/29 (Call 02/28/29)(b)	270	265,089
5.55%, 05/01/28 (Call 04/01/28)(b)	475	472,092
5.70%, 02/01/28 (Call 01/01/28)(b)	1,005	1,002,859
5.75%, 05/24/26 (Call 04/24/26)(b)	371	370,973
5.88%, 11/15/27 (Call 10/15/27)(b)	230	230,771
6.05%, 08/01/28 (Call 07/01/28)(b)	590	595,987
6.20%, 06/15/30 (Call 04/15/30)(b)	345	351,721
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(b)	1,035	939,518
2.30%, 06/15/28 (Call 04/15/28)(b)	360	313,537
5.30%, 04/03/29 (Call 03/03/29)(b)	600	585,505
5.45%, 05/03/28 (Call 04/03/28)(b)	365	359,698
5.55%, 04/03/34 (Call 01/03/34)(b)	640	613,289
5.70%, 07/25/33 (Call 04/25/33)(b)	750	730,770
		20,314,636
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	105	95,126
3.38%, 01/20/27 (Call 12/20/26)	90	82,026
		177,152
Water — 0.0%
Aegea Finance SARL
6.75%, 05/20/29 (Call 05/20/25)(d)	400	387,227
9.00%, 01/20/31 (Call 01/20/27)(d)	600	627,992
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	510	414,806
2.80%, 05/01/30 (Call 02/01/30)	711	613,591
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
2.95%, 09/01/27 (Call 06/01/27)	$813	$750,948
3.25%, 06/01/51 (Call 12/01/50)	455	305,734
3.45%, 06/01/29 (Call 03/01/29)	1,077	984,701
3.45%, 05/01/50 (Call 11/01/49)	375	259,222
3.75%, 09/01/28 (Call 06/01/28)	702	658,984
3.75%, 09/01/47 (Call 03/01/47)	497	368,414
4.00%, 12/01/46 (Call 06/01/46)	320	248,946
4.15%, 06/01/49 (Call 12/01/48)	370	293,148
4.20%, 09/01/48 (Call 03/01/48)	396	316,085
4.30%, 12/01/42 (Call 06/01/42)	360	303,257
4.30%, 09/01/45 (Call 03/01/45)	437	357,811
4.45%, 06/01/32 (Call 03/01/32)	520	486,084
5.15%, 03/01/34 (Call 12/01/33)	450	436,520
5.45%, 03/01/54 (Call 09/01/53)	425	401,580
6.59%, 10/15/37	518	558,753
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	588	473,960
2.70%, 04/15/30 (Call 01/15/30)	671	570,356
3.35%, 04/15/50 (Call 10/15/49)	463	305,031
3.57%, 05/01/29 (Call 02/01/29)	715	654,896
4.28%, 05/01/49 (Call 11/01/48)	535	411,336
5.30%, 05/01/52 (Call 11/01/51)	410	363,632
5.38%, 01/15/34 (Call 10/15/33)	225	216,859
Manila Water Co. Inc., 4.38%, 07/30/30 (Call 07/30/25)(d)	400	368,400
United Utilities PLC, 6.88%, 08/15/28	460	479,225
		12,617,498
Total Corporate Bonds & Notes — 33.0% (Cost: $9,961,540,987)		9,100,212,407
Foreign Government Obligations(l)
Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(d)	1,400	1,273,555
8.25%, 05/09/28(d)	1,800	1,693,728
8.75%, 04/14/32(d)	1,600	1,448,000
9.13%, 11/26/49(d)	1,200	996,284
9.38%, 05/08/48(d)	1,600	1,358,387
9.50%, 11/12/25(d)	600	609,907
		7,379,861
Argentina — 0.2%
Argentina Bonar Bond
1.00%, 07/09/29	1,443	806,236
1.75%, 07/09/30(g)	9,781	5,466,331
4.88%, 07/09/41(g)	1,030	436,198
5.00%, 07/09/35(g)	9,040	4,100,327
5.00%, 01/09/38(g)	2,616	1,266,939
Argentine Republic Government International Bond
0.75%, 07/09/30 (Call 05/31/24)(c)(g)	15,810	9,152,701
1.00%, 07/09/29 (Call 05/31/24)(c)	3,601	2,121,715
3.50%, 07/09/41 (Call 05/31/24)(c)(g)	10,600	4,641,190
3.63%, 07/09/35 (Call 05/31/24)(c)(g)	22,006	10,092,244
3.63%, 07/09/46 (Call 05/31/24)(c)(g)	4,025	1,922,679
4.25%, 01/09/38 (Call 05/31/24)(g)	12,379	6,290,639
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 05/31/26	800	628,592
5.00%, 10/31/27	2,700	2,067,588
Security	Par (000)	Value
Argentina (continued)
Ciudad Autonoma De Buenos Aires/Government Bond, 7.50%, 06/01/27(d)	$650	$631,735
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(d)(g)	900	325,578
6.63%, 09/01/37(d)(g)	5,178	2,290,857
Provincia de Cordoba, 6.99%, 06/01/27(d)(g)	452	354,484
Provincia del Chubut Argentina, 7.75%, 07/26/30(d)(g)	7	6,127
		52,602,160
Australia — 0.0%
Export Finance & Insurance Corp., 4.63%, 10/26/27(b)	10	9,877
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(d)	750	618,482
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(d)	822	830,442
		1,448,924
Bahrain — 0.1%
Bahrain Government International Bond
4.25%, 01/25/28(d)	600	554,600
5.25%, 01/25/33(d)	1,400	1,218,561
5.45%, 09/16/32(d)	1,000	897,228
5.63%, 09/30/31(d)	800	737,088
5.63%, 05/18/34(d)	1,400	1,227,522
6.00%, 09/19/44(d)	1,000	795,325
6.25%, 01/25/51(d)	400	320,657
6.75%, 09/20/29(d)	1,400	1,392,873
7.00%, 01/26/26(d)	800	803,726
7.00%, 10/12/28(d)	1,400	1,424,498
7.38%, 05/14/30(d)	1,100	1,126,638
7.50%, 02/12/36(d)	1,000	995,270
7.50%, 09/20/47(d)	800	739,025
7.75%, 04/18/35(d)	800	814,827
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(d)	1,000	1,007,696
CBB International Sukuk Programme Co.
3.88%, 05/18/29(d)	1,000	894,645
3.95%, 09/16/27(d)	1,200	1,122,951
4.50%, 03/30/27(d)	1,000	958,005
6.25%, 10/18/30(d)	600	599,349
CBB International Sukuk Programme Co. WLL, 6.00%, 02/12/31(d)	600	593,292
		18,223,776
Belarus — 0.0%
Republic of Belarus International Bond
5.88%, 02/24/26(d)(e)(f)	400	161,269
6.20%, 02/28/30(d)(e)(f)	600	232,095
6.38%, 02/24/31(d)(e)(f)	600	229,390
7.63%, 06/29/27(d)(e)(f)	200	79,428
		702,182
Bermuda — 0.0%
Bermuda Government International Bond
2.38%, 08/20/30(d)	735	606,102
3.38%, 08/20/50 (Call 02/20/50)(d)	760	492,567
3.72%, 01/25/27 (Call 10/25/26)(d)	125	118,053
4.75%, 02/15/29 (Call 11/15/28)(d)	215	205,252
		1,421,974

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Bolivia — 0.0%
Bolivian Government International Bond
4.50%, 03/20/28(d)	$1,000	$565,916
7.50%, 03/02/30(d)	600	349,961
		915,877
Brazil — 0.1%
Brazil Government International Bond, 6.25%, 03/18/31	2,100	2,084,195
Brazilian Government International Bond
2.88%, 06/06/25	1,400	1,353,322
3.75%, 09/12/31(c)	1,400	1,187,062
3.88%, 06/12/30	2,800	2,459,766
4.50%, 05/30/29 (Call 02/28/29)	1,800	1,675,099
4.63%, 01/13/28 (Call 10/13/27)(c)	2,450	2,347,316
4.75%, 01/14/50 (Call 07/14/49)	3,300	2,323,480
5.00%, 01/27/45	3,500	2,637,531
5.63%, 01/07/41	1,700	1,465,062
5.63%, 02/21/47	2,200	1,790,013
6.00%, 04/07/26	1,800	1,804,737
6.00%, 10/20/33(c)	1,600	1,528,960
6.13%, 03/15/34	2,400	2,292,827
7.13%, 01/20/37	1,571	1,619,591
7.13%, 05/13/54	2,200	2,099,755
8.25%, 01/20/34	1,250	1,393,943
10.13%, 05/15/27(c)	997	1,118,560
		31,181,219
Canada — 0.3%
Canada Government International Bond
0.75%, 05/19/26	970	889,570
3.75%, 04/26/28	290	278,383
CDP Financial Inc.
0.88%, 06/10/25(b)	595	566,053
1.00%, 05/26/26(b)	600	550,639
4.25%, 07/25/28(b)(c)	1,000	968,739
CPPIB Capital Inc.
0.88%, 09/09/26(b)	2,265	2,051,629
1.25%, 01/28/31(b)	1,700	1,340,989
2.75%, 11/02/27(b)	250	231,663
4.25%, 07/20/28(b)	655	636,319
Export Development Canada
3.00%, 05/25/27	340	321,099
3.38%, 08/26/25	720	702,228
3.88%, 02/14/28	5,250	5,064,904
4.13%, 02/13/29	2,650	2,570,079
4.38%, 06/29/26	25	24,634
Hydro-Quebec
Series HH, 8.50%, 12/01/29	430	488,536
Series HK, 9.38%, 04/15/30	285	341,515
Series HQ, 9.50%, 11/15/30	23	27,963
OMERS Finance Trust
4.00%, 04/19/52 (Call 10/19/51)(b)	795	600,080
5.50%, 11/15/33(b)	1,000	1,013,538
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	115	103,983
2.00%, 04/16/31(b)	250	204,701
4.25%, 04/25/28(b)	5,000	4,845,888
Province of Alberta Canada
1.00%, 05/20/25	3,348	3,197,311
1.30%, 07/22/30	3,170	2,550,983
2.05%, 08/17/26(b)	250	233,300
3.30%, 03/15/28	3,575	3,357,639
Security	Par (000)	Value
Canada (continued)
4.50%, 01/24/34	$360	$344,216
Province of British Columbia Canada
0.90%, 07/20/26	1,911	1,741,092
1.30%, 01/29/31(c)	975	774,400
2.25%, 06/02/26	1,721	1,622,187
4.20%, 07/06/33	50	46,870
6.50%, 01/15/26(c)	300	305,455
7.25%, 09/01/36	250	295,672
Province of Manitoba Canada
1.50%, 10/25/28	215	185,026
2.13%, 06/22/26	2,313	2,170,441
Province of New Brunswick Canada, 3.63%, 02/24/28	910	860,840
Province of Ontario Canada
0.63%, 01/21/26	1,940	1,792,968
1.05%, 04/14/26	530	489,437
1.05%, 05/21/27	410	364,197
1.13%, 10/07/30	3,730	2,943,326
1.60%, 02/25/31	1,420	1,144,573
1.80%, 10/14/31	660	529,894
2.00%, 10/02/29	2,733	2,348,785
2.13%, 01/21/32(c)	90	73,571
2.30%, 06/15/26	966	910,421
2.50%, 04/27/26	4,258	4,042,707
3.10%, 05/19/27	400	378,157
Province of Quebec Canada
0.60%, 07/23/25	5,210	4,913,676
1.35%, 05/28/30	2,330	1,889,428
1.90%, 04/21/31	190	155,521
2.50%, 04/20/26	2,862	2,718,478
2.75%, 04/12/27	4,267	4,000,230
3.63%, 04/13/28	1,015	965,201
4.50%, 09/08/33	85	81,441
Series PD, 7.50%, 09/15/29	738	822,638
Province of Saskatchewan Canada, 3.25%, 06/08/27	245	231,981
PSP Capital Inc., 1.00%, 06/29/26(b)(c)	415	379,883
		72,685,077
Cayman Islands — 0.0%
KSA Sukuk Ltd.
4.27%, 05/22/29(d)	2,600	2,482,154
4.51%, 05/22/33(d)	2,200	2,071,335
5.27%, 10/25/28(d)	2,400	2,400,434
Maldives Sukuk Issuance Ltd., 9.88%, 04/08/26(d)	700	631,205
Sharjah Sukuk Program Ltd.
3.89%, 04/04/30(d)	600	540,804
6.09%, 03/19/34(d)	1,000	1,010,495
		9,136,427
Chile — 0.1%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	1,400	1,164,998
2.55%, 01/27/32 (Call 10/27/31)	1,400	1,143,753
2.55%, 07/27/33 (Call 04/27/33)	1,800	1,412,927
2.75%, 01/31/27 (Call 12/31/26)	1,000	926,518
3.10%, 05/07/41 (Call 11/07/40)	2,670	1,870,202
3.10%, 01/22/61 (Call 07/22/60)	2,204	1,287,369
3.13%, 01/21/26	500	479,381
3.24%, 02/06/28 (Call 11/06/27)	1,800	1,661,200
3.25%, 09/21/71 (Call 03/21/71)	1,000	584,724
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
3.50%, 01/31/34 (Call 10/31/33)	$1,200	$1,013,444
3.50%, 01/25/50 (Call 07/25/49)	1,850	1,268,732
3.50%, 04/15/53 (Call 10/15/52)	1,200	813,128
3.63%, 10/30/42	150	110,666
3.86%, 06/21/47(c)	1,238	915,867
4.00%, 01/31/52 (Call 07/31/51)(c)	1,000	740,246
4.34%, 03/07/42 (Call 09/07/41)	1,800	1,493,716
4.85%, 01/22/29 (Call 12/22/28)	1,400	1,362,696
4.95%, 01/05/36 (Call 10/05/35)	1,801	1,675,341
5.33%, 01/05/54 (Call 07/05/53)	1,146	1,041,910
		20,966,818
China — 0.1%
China Development Bank
1.00%, 10/27/25(d)	1,000	936,838
1.63%, 10/27/30(d)	1,000	814,679
China Government International Bond
0.55%, 10/21/25(d)	2,000	1,870,575
1.20%, 10/21/30(d)	1,600	1,294,013
1.25%, 10/26/26(d)	1,200	1,095,539
1.75%, 10/26/31(d)	800	655,541
2.13%, 12/03/29(d)	1,800	1,580,263
2.25%, 10/21/50(d)	600	361,729
2.50%, 10/26/51	600	379,542
2.63%, 11/02/27(d)	600	559,291
2.75%, 12/03/39(d)	1,100	834,081
3.50%, 10/19/28(d)	800	761,606
4.00%, 10/19/48(d)	400	343,530
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	1,600	1,529,120
3.25%, 11/28/27(d)	400	377,063
3.38%, 03/14/27(d)	800	764,033
3.88%, 05/16/26(d)	1,200	1,170,671
4.00%, 11/28/47(d)	600	489,498
		15,817,612
Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30 (Call 10/30/29)	1,425	1,142,308
3.13%, 04/15/31 (Call 01/15/31)	2,200	1,697,875
3.25%, 04/22/32 (Call 01/22/32)	1,800	1,350,572
3.88%, 04/25/27 (Call 01/25/27)	1,862	1,726,217
3.88%, 02/15/61 (Call 08/15/60)(c)	1,625	873,018
4.13%, 02/22/42 (Call 08/22/41)	1,000	636,365
4.13%, 05/15/51 (Call 11/15/50)(c)	1,600	928,612
4.50%, 01/28/26 (Call 10/28/25)	1,200	1,160,105
4.50%, 03/15/29 (Call 12/15/28)	1,600	1,432,209
5.00%, 06/15/45 (Call 12/15/44)	4,000	2,760,778
5.20%, 05/15/49 (Call 11/15/48)	2,600	1,791,636
5.63%, 02/26/44 (Call 08/26/43)	2,025	1,514,738
6.13%, 01/18/41	2,325	1,904,695
7.38%, 09/18/37	1,700	1,620,875
7.50%, 02/02/34 (Call 11/02/33)	1,802	1,765,976
8.00%, 04/20/33 (Call 01/20/33)	1,359	1,382,325
8.00%, 11/14/35 (Call 08/14/35)	1,600	1,610,758
8.75%, 11/14/53 (Call 05/14/53)	1,200	1,236,037
		26,535,099
Costa Rica — 0.0%
Costa Rica Government International Bond
5.63%, 04/30/43(d)	400	351,732
6.13%, 02/19/31(c)(d)	1,000	995,598
6.55%, 04/03/34 (Call 01/03/34)(d)	1,400	1,417,236
Security	Par (000)	Value
Costa Rica (continued)
7.00%, 04/04/44(d)	$800	$810,517
7.16%, 03/12/45(d)	1,200	1,238,809
7.30%, 11/13/54 (Call 05/13/53)(d)	1,300	1,352,827
		6,166,719
Denmark — 0.0%
Kommunekredit
0.50%, 01/28/26(d)	200	184,319
0.63%, 06/10/25(d)	700	663,922
		848,241
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(d)	2,100	1,876,883
4.88%, 09/23/32(d)	2,450	2,144,253
5.30%, 01/21/41(d)	1,200	983,475
5.50%, 02/22/29 (Call 12/22/28)(d)	1,400	1,332,320
5.88%, 01/30/60(d)	2,950	2,405,797
5.95%, 01/25/27(d)	1,400	1,375,781
6.00%, 07/19/28(d)	1,150	1,125,386
6.00%, 02/22/33(d)	1,700	1,607,271
6.40%, 06/05/49(d)	1,500	1,354,417
6.50%, 02/15/48(d)	850	776,059
6.85%, 01/27/45(d)	2,000	1,903,388
6.88%, 01/29/26(d)	1,400	1,403,820
7.05%, 02/03/31 (Call 12/03/30)(d)	850	858,705
7.45%, 04/30/44(d)	1,200	1,221,270
		20,368,825
Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(j)	1,044	566,986
2.50%, 07/31/40(d)(g)	2,785	1,392,237
3.50%, 07/31/35(d)(g)	6,584	3,607,061
6.00%, 07/31/30(d)(g)	3,046	2,140,595
		7,706,879
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	600	543,994
5.25%, 10/06/25(d)	600	567,618
5.80%, 09/30/27(d)	1,000	888,446
5.88%, 06/11/25(d)	1,210	1,178,031
5.88%, 02/16/31(d)	1,000	780,729
6.59%, 02/21/28(d)	1,200	1,076,927
6.88%, 04/30/40(d)	500	349,602
7.05%, 01/15/32(d)	1,000	812,751
7.30%, 09/30/33(d)	1,000	802,042
7.50%, 01/31/27(d)	1,600	1,516,265
7.50%, 02/16/61(d)	1,400	951,796
7.60%, 03/01/29(d)	1,803	1,622,340
7.63%, 05/29/32(d)	1,800	1,492,550
7.90%, 02/21/48(d)	1,200	871,457
8.15%, 11/20/59(d)	600	435,388
8.50%, 01/31/47(d)	2,200	1,678,396
8.70%, 03/01/49(d)	1,400	1,084,993
8.75%, 09/30/51(d)	600	464,468
8.88%, 05/29/50(d)	1,800	1,416,000
Egyptian Financial Co. for Sovereign Taskeek (The), 10.88%, 02/28/26(d)	1,400	1,447,876
		19,981,669
El Salvador — 0.0%
El Salvador Government International Bond
6.38%, 01/18/27(d)	541	479,974

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
El Salvador (continued)
7.12%, 01/20/50 (Call 07/20/49)(d)	$998	$646,625
7.63%, 02/01/41(d)	600	413,508
7.65%, 06/15/35(d)	838	606,454
8.25%, 04/10/32(d)	470	376,701
8.63%, 02/28/29(d)	319	280,073
9.25%, 04/17/30 (Call 03/17/30)(b)	800	711,094
9.50%, 07/15/52 (Call 01/15/52)(d)	900	712,863
		4,227,292
Finland — 0.0%
Finland Government International Bond
0.88%, 05/20/30(b)	450	356,223
6.95%, 02/15/26(c)	970	994,681
Kuntarahoitus OYJ, 3.25%, 08/24/27(b)	290	274,540
		1,625,444
France — 0.1%
Agence Francaise de Developpement EPIC, 4.00%, 09/21/27(d)	600	578,603
Caisse d'Amortissement de la Dette Sociale
0.38%, 09/23/25(b)(c)	2,715	2,534,780
0.63%, 02/18/26(b)	265	244,197
1.38%, 01/20/31(b)	460	366,868
2.13%, 01/26/32(b)(c)	590	483,164
3.75%, 05/24/28(b)	10,230	9,773,882
4.00%, 01/25/26(b)(c)	5,285	5,175,263
SFIL SA, 0.63%, 02/09/26(d)	600	552,370
		19,709,127
Gabon — 0.0%
Gabon Government International Bond
6.63%, 02/06/31(d)	1,000	785,865
6.95%, 06/16/25(d)	400	384,447
7.00%, 11/24/31 (Call 11/24/29)(d)	400	315,415
		1,485,727
Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	400	369,541
Germany — 0.0%
State of North Rhine-Westphalia Germany, 1.00%, 04/21/26(d)	600	552,894
Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(e)(f)	400	160,131
6.38%, 02/11/27(d)(e)(f)	1,000	480,219
7.63%, 05/16/29(d)(e)(f)	800	385,883
7.75%, 04/07/29(d)(e)(f)	1,025	496,694
7.88%, 03/26/27(d)(e)(f)	600	290,105
7.88%, 02/11/35(d)(e)(f)	800	387,412
8.13%, 01/18/26(d)(e)(f)	1,200	597,459
8.13%, 03/26/32(d)(e)(f)	1,000	483,967
8.63%, 04/07/34(d)(e)(f)	1,000	484,448
8.63%, 06/16/49(d)(e)(f)	800	377,581
8.75%, 03/11/61(d)(e)(f)	600	288,947
8.88%, 05/07/42(d)(e)(f)	400	192,818
8.95%, 03/26/51(d)(e)(f)	800	386,938
10.75%, 10/14/30(d)(e)(f)	900	585,048
		5,597,650
Guatemala — 0.0%
Guatemala Government Bond
3.70%, 10/07/33(d)	600	473,068
Security	Par (000)	Value
Guatemala (continued)
4.38%, 06/05/27(d)	$400	$375,500
4.50%, 05/03/26(d)	600	576,305
4.65%, 10/07/41 (Call 04/07/41)(d)	400	302,737
4.88%, 02/13/28(d)	400	376,781
4.90%, 06/01/30 (Call 03/01/30)(d)	400	371,180
5.25%, 08/10/29(d)	800	753,565
5.38%, 04/24/32 (Call 01/24/32)(d)	700	649,446
6.13%, 06/01/50 (Call 12/01/49)(d)	1,200	1,049,657
6.60%, 06/13/36 (Call 03/13/36)(d)	800	782,419
7.05%, 10/04/32 (Call 07/04/32)(d)	400	408,792
		6,119,450
Honduras — 0.0%
Honduras Government International Bond
5.63%, 06/24/30 (Call 03/24/30)(d)	350	299,384
6.25%, 01/19/27(d)	850	805,472
		1,104,856
Hong Kong — 0.1%
Airport Authority
1.63%, 02/04/31 (Call 11/04/30)(b)	1,200	966,849
1.75%, 01/12/27 (Call 12/12/26)(b)	800	731,237
2.10%, (Call 03/08/26), (5-year CMT + 4.697%)(a)(d)(i)	800	747,262
2.40%, (Call 03/08/28), (7-year CMT + 4.736%)(a)(d)(i)	400	356,508
2.50%, 01/12/32 (Call 10/12/31)(b)	1,000	836,843
2.63%, 02/04/51 (Call 08/04/50)(b)	400	245,880
3.25%, 01/12/52 (Call 07/12/51)(b)	1,200	830,245
3.45%, 02/21/29(d)	200	185,744
3.50%, 01/12/62 (Call 07/12/61)(b)	400	278,408
4.75%, 01/12/28 (Call 12/12/27)(b)(c)	800	789,050
4.88%, 01/12/26(b)	400	396,716
4.88%, 01/12/30 (Call 11/12/29)(b)	800	791,855
4.88%, 01/12/33 (Call 10/12/32)(b)(c)	800	789,210
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	200	185,282
1.38%, 02/02/31(b)	1,200	967,999
1.75%, 11/24/31(d)	600	484,879
2.38%, 02/02/51(b)	400	238,141
4.00%, 06/07/28(b)	600	582,546
4.00%, 06/07/33(b)(c)	800	754,738
4.25%, 06/07/26(b)	200	196,865
4.38%, 01/11/26(b)(c)	800	791,418
4.50%, 01/11/28(b)	1,400	1,385,569
4.63%, 01/11/33(b)	1,200	1,188,655
5.25%, 01/11/53(b)	400	400,704
Hong Kong Mortgage Corp. Ltd. (The), 4.88%, 09/13/28(d)	800	792,001
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	800	760,756
		16,675,360
Hungary — 0.1%
Hungary Government International Bond
2.13%, 09/22/31(d)	1,800	1,385,006
3.13%, 09/21/51(d)	2,200	1,309,036
5.25%, 06/16/29(d)	1,600	1,548,249
5.50%, 06/16/34(d)	1,000	951,034
5.50%, 03/26/36(d)	2,400	2,241,318
6.13%, 05/22/28(d)	1,800	1,819,301
6.25%, 09/22/32(d)	1,600	1,614,053
6.75%, 09/25/52(d)	1,000	1,027,485
7.63%, 03/29/41	1,610	1,789,391
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hungary (continued)
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27 (Call 11/04/27)(d)	$1,000	$999,050
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(d)	1,000	1,005,615
		15,689,538
India — 0.0%
Export-Import Bank of India
2.25%, 01/13/31(d)	1,000	806,120
3.25%, 01/15/30(d)	800	703,520
3.38%, 08/05/26(d)	850	809,394
3.88%, 02/01/28(d)	1,200	1,128,617
5.50%, 01/18/33(c)(d)	800	785,336
		4,232,987
Indonesia — 0.2%
Indonesia Government International Bond
1.85%, 03/12/31	1,200	952,683
2.15%, 07/28/31 (Call 04/28/31)	1,000	801,856
2.85%, 02/14/30	1,000	872,954
3.05%, 03/12/51	1,600	1,041,312
3.20%, 09/23/61 (Call 03/23/61)	800	490,261
3.35%, 03/12/71	800	492,453
3.40%, 09/18/29	540	491,641
3.50%, 01/11/28	1,250	1,166,942
3.50%, 02/14/50	1,150	798,698
3.55%, 03/31/32 (Call 12/31/31)	1,000	873,670
3.70%, 10/30/49	1,200	872,950
3.85%, 07/18/27(d)	800	763,292
3.85%, 10/15/30	1,400	1,279,775
4.10%, 04/24/28	1,200	1,141,771
4.15%, 09/20/27 (Call 06/20/27)	700	673,133
4.20%, 10/15/50	1,450	1,146,326
4.30%, 03/31/52 (Call 09/30/51)	600	480,760
4.35%, 01/08/27(d)	1,300	1,266,206
4.35%, 01/11/48	1,650	1,353,365
4.40%, 03/10/29 (Call 02/10/29)	400	384,014
4.45%, 04/15/70	800	629,764
4.55%, 01/11/28 (Call 12/11/27)	600	581,493
4.63%, 04/15/43(d)	1,200	1,061,116
4.65%, 09/20/32 (Call 06/20/32)	1,300	1,222,427
4.70%, 02/10/34 (Call 11/10/33)	1,300	1,227,031
4.75%, 01/08/26(d)	1,800	1,780,012
4.75%, 02/11/29	1,000	972,941
4.75%, 07/18/47(d)	810	718,166
4.85%, 01/11/33 (Call 10/11/32)	1,200	1,147,360
5.10%, 02/10/54 (Call 08/10/53)	1,000	908,805
5.13%, 01/15/45(d)	1,800	1,690,584
5.25%, 01/17/42(d)	1,800	1,722,878
5.25%, 01/08/47(d)	1,400	1,323,818
5.35%, 02/11/49	700	665,919
5.45%, 09/20/52 (Call 03/20/52)	375	357,332
5.65%, 01/11/53 (Call 07/11/52)	600	588,097
5.95%, 01/08/46(d)	1,100	1,125,589
6.63%, 02/17/37(d)	1,350	1,469,002
6.75%, 01/15/44(d)	1,600	1,790,373
7.75%, 01/17/38(d)	1,520	1,820,951
8.50%, 10/12/35(d)	1,250	1,549,124
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)(d)	1,000	921,397
2.30%, 06/23/25(d)	600	577,129
2.55%, 06/09/31(c)(d)	1,230	1,019,725
Security	Par (000)	Value
Indonesia (continued)
2.80%, 06/23/30(d)	$800	$693,499
3.55%, 06/09/51(d)	800	561,157
3.80%, 06/23/50(c)(d)	1,000	731,993
4.15%, 03/29/27(d)	1,800	1,741,866
4.33%, 05/28/25(d)	1,440	1,423,591
4.40%, 06/06/27(d)	1,800	1,749,211
4.40%, 03/01/28(d)	1,400	1,353,097
4.45%, 02/20/29(d)	1,100	1,058,130
4.55%, 03/29/26(d)	1,400	1,375,970
4.70%, 06/06/32(d)	1,000	948,765
5.40%, 11/15/28(d)	1,000	998,751
5.60%, 11/15/33(c)(d)	1,100	1,110,258
		57,961,383
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28 (Call 06/16/24)(d)	1,157	1,081,207
Israel — 0.1%
Israel Government AID Bond, 5.50%, 09/18/33	70	72,220
Israel Government International Bond
2.75%, 07/03/30	1,800	1,497,834
2.88%, 03/16/26	800	752,866
3.25%, 01/17/28	800	730,568
3.88%, 07/03/50	1,550	1,065,880
4.13%, 01/17/48	800	579,969
4.50%, 01/17/33	1,600	1,430,698
4.50%, 01/30/43	1,350	1,082,620
4.50%, 04/03/2120	1,400	966,944
5.38%, 03/12/29	1,800	1,757,338
5.50%, 03/12/34	2,600	2,473,232
5.75%, 03/12/54	2,600	2,344,235
6.50%, 11/06/31(d)	1,400	1,429,967
State of Israel
2.50%, 01/15/30	800	664,550
3.38%, 01/15/50	1,624	1,017,631
3.80%, 05/13/60(d)	4,800	3,112,275
6.25%, 11/21/27(d)	1,000	1,012,179
		21,991,006
Italy — 0.0%
Republic of Italy Government International Bond
1.25%, 02/17/26	4,045	3,739,234
2.88%, 10/17/29	1,926	1,672,118
3.88%, 05/06/51	1,775	1,195,420
4.00%, 10/17/49	1,667	1,165,102
5.38%, 06/15/33	1,572	1,512,181
		9,284,055
Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.13%, 06/15/33(d)	1,000	866,793
6.38%, 03/03/28(d)	600	580,842
7.63%, 01/30/33(d)	1,000	958,443
8.25%, 01/30/37(d)	1,600	1,531,208
		3,937,286
Jamaica — 0.0%
Jamaica Government International Bond
6.75%, 04/28/28(c)	1,150	1,171,242
7.88%, 07/28/45	1,600	1,833,101
8.00%, 03/15/39(c)	1,100	1,272,308
		4,276,651

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 0.1%
Development Bank of Japan Inc.
1.25%, 10/20/26(b)(c)	$495	$449,515
3.25%, 04/28/27(b)(c)	644	609,521
Japan Bank for International Cooperation
0.63%, 07/15/25	2,975	2,804,601
1.25%, 01/21/31	2,010	1,583,025
1.63%, 01/20/27	10	9,109
1.88%, 07/21/26	330	306,704
1.88%, 04/15/31	4,605	3,761,191
2.00%, 10/17/29	550	470,467
2.13%, 02/16/29	240	210,284
2.25%, 11/04/26	2,351	2,187,407
2.38%, 04/20/26	545	515,289
2.50%, 05/28/25	1,665	1,611,404
2.75%, 01/21/26	925	885,212
2.75%, 11/16/27	1,340	1,236,770
2.88%, 06/01/27	3,624	3,391,708
2.88%, 07/21/27	1,080	1,007,800
3.25%, 07/20/28	535	498,537
3.50%, 10/31/28	704	659,853
4.25%, 01/26/26	250	245,320
4.25%, 04/27/26	180	176,351
4.38%, 01/24/31	350	337,890
4.63%, 07/19/28	1,000	983,582
4.63%, 04/17/34	1,000	975,653
Japan International Cooperation Agency
1.00%, 07/22/30(c)	1,770	1,387,238
2.13%, 10/20/26	495	459,065
2.75%, 04/27/27	1,238	1,152,786
3.25%, 05/25/27	120	113,241
3.38%, 06/12/28	95	88,619
		28,118,142
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	400	383,932
5.75%, 01/31/27(d)	1,080	1,022,306
5.85%, 07/07/30(d)	1,200	1,077,334
6.13%, 01/29/26(d)	600	581,128
7.38%, 10/10/47(d)	800	680,384
7.50%, 01/13/29(d)	1,400	1,377,897
7.75%, 01/15/28(d)	600	597,255
		5,720,236
Kazakhstan — 0.0%
Kazakhstan Government International Bond
4.88%, 10/14/44(d)	1,200	1,109,026
5.13%, 07/21/25(d)	1,600	1,601,940
6.50%, 07/21/45(d)	1,400	1,533,740
		4,244,706
Kenya — 0.0%
Republic of Kenya Government International Bond
6.30%, 01/23/34(b)	200	158,064
6.30%, 01/23/34(d)	800	632,256
7.00%, 05/22/27(d)	1,000	962,589
7.25%, 02/28/28(d)	800	752,295
8.00%, 05/22/32(d)	1,000	912,559
8.25%, 02/28/48(d)	800	672,246
9.75%, 02/16/31(d)	1,200	1,202,741
		5,292,750
Security	Par (000)	Value
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	$4,200	$4,005,752
Lebanon — 0.0%
Lebanon Government International Bond
6.25%, 06/12/25(d)(e)(f)	300	19,263
6.60%, 11/27/26(d)(e)(f)	1,650	104,293
6.65%, 11/03/28(d)(e)(f)	550	35,242
6.65%, 02/26/30(d)(e)(f)	1,500	97,202
6.75%, 11/29/27(d)(e)(f)	1,082	70,181
6.85%, 03/23/27(d)(e)(f)	1,330	84,636
6.85%, 05/25/29(e)(f)	595	38,365
7.00%, 03/23/32(d)(e)(f)	1,500	96,611
7.05%, 11/02/35(d)(e)(f)	400	25,705
7.25%, 03/23/37(d)(e)(f)	345	22,302
		593,800
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	400	362,926
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	400	349,201
Malaysia Sukuk Global Bhd
3.18%, 04/27/26(d)	1,150	1,106,169
4.08%, 04/27/46(d)	750	634,990
Malaysia Wakala Sukuk Bhd
2.07%, 04/28/31(d)	500	414,226
3.08%, 04/28/51(d)	250	171,617
		3,039,129
Mexico — 0.2%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	2,833	2,297,380
3.25%, 04/16/30 (Call 01/16/30)	2,100	1,821,651
3.50%, 02/12/34 (Call 11/12/33)	2,800	2,247,380
3.75%, 01/11/28	1,400	1,307,762
3.75%, 04/19/71 (Call 10/19/70)	2,800	1,659,434
3.77%, 05/24/61 (Call 11/24/60)	3,300	2,001,736
4.13%, 01/21/26	1,600	1,555,848
4.15%, 03/28/27	2,165	2,080,010
4.28%, 08/14/41 (Call 02/14/41)	2,200	1,685,350
4.35%, 01/15/47	1,100	812,449
4.40%, 02/12/52 (Call 08/12/51)	1,800	1,295,827
4.50%, 04/22/29	2,700	2,553,239
4.50%, 01/31/50 (Call 07/31/49)	1,759	1,311,152
4.60%, 01/23/46	2,200	1,679,476
4.60%, 02/10/48	1,850	1,400,815
4.75%, 04/27/32 (Call 01/27/32)	2,035	1,862,494
4.75%, 03/08/44	3,304	2,616,985
4.88%, 05/19/33 (Call 02/19/33)	1,800	1,644,337
5.00%, 05/07/29 (Call 04/07/29)	1,200	1,157,683
5.00%, 04/27/51 (Call 10/27/50)	2,400	1,909,462
5.40%, 02/09/28 (Call 01/09/28)	1,155	1,141,560
5.55%, 01/21/45(c)	2,435	2,155,282
5.75%, 10/12/2110	2,350	1,946,210
6.00%, 05/07/36 (Call 02/07/36)	3,600	3,473,248
6.05%, 01/11/40	2,380	2,263,719
6.34%, 05/04/53 (Call 11/04/52)	2,600	2,425,208
6.35%, 02/09/35 (Call 11/09/34)	2,255	2,245,650
6.40%, 05/07/54 (Call 11/07/53)	2,200	2,073,981
6.75%, 09/27/34	1,400	1,447,833
7.50%, 04/08/33	880	967,473
8.30%, 08/15/31	975	1,135,149
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
11.50%, 05/15/26	$200	$224,370
		56,400,153
Mongolia — 0.0%
Mongolia Government International Bond
3.50%, 07/07/27(d)	400	355,690
4.45%, 07/07/31(d)	600	496,796
5.13%, 04/07/26(d)	600	579,120
8.65%, 01/19/28(d)	600	617,424
		2,049,030
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(d)	800	702,924
3.00%, 12/15/32(d)	1,000	779,233
4.00%, 12/15/50(d)	1,200	788,273
5.50%, 12/11/42(d)	400	340,289
5.95%, 03/08/28(d)	1,000	992,485
6.50%, 09/08/33(d)	1,200	1,202,227
		4,805,431
Mozambique — 0.0%
Mozambique International Bond, 9.00%, 09/15/31(d)(g)	800	671,823
Namibia — 0.0%
Namibia International Bond, 5.25%, 10/29/25(d)	800	788,315
Netherlands — 0.0%
BNG Bank NV
0.88%, 05/18/26(b)	530	486,069
3.50%, 05/19/28(b)	20	18,938
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV, 4.75%, 11/15/28(d)	1,000	989,966
Nederlandse Waterschapsbank NV
0.50%, 12/02/25(b)	45	41,735
1.00%, 05/28/30(b)	55	43,760
		1,580,468
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(d)	1,200	1,057,069
6.50%, 11/28/27(d)	1,200	1,109,774
7.14%, 02/23/30(d)	1,300	1,140,897
7.38%, 09/28/33(d)	1,600	1,328,147
7.63%, 11/21/25(d)	800	793,981
7.63%, 11/28/47(d)	1,400	1,041,464
7.70%, 02/23/38(d)	1,200	947,586
7.88%, 02/16/32(d)	1,200	1,049,608
8.25%, 09/28/51(d)	1,000	783,315
8.38%, 03/24/29(d)	1,200	1,135,242
8.75%, 01/21/31(d)	800	751,016
9.25%, 01/21/49(d)	600	532,852
		11,670,951
Norway — 0.0%
Kommunalbanken AS
0.38%, 09/11/25(b)	40	37,393
1.13%, 06/14/30(b)(c)	505	402,694
1.50%, 01/20/27(b)	739	672,268
4.00%, 01/19/28(b)	5,000	4,831,391
4.50%, 09/01/28(b)	5	4,915
4.63%, 10/24/25(b)	5	4,946
		5,953,607
Security	Par (000)	Value
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	$2,200	$2,144,414
5.38%, 03/08/27(d)	950	931,610
5.63%, 01/17/28(d)	2,000	1,966,496
6.00%, 08/01/29(d)	1,800	1,800,199
6.25%, 01/25/31(d)	1,465	1,479,602
6.50%, 03/08/47(d)	1,650	1,599,962
6.75%, 10/28/27(d)	1,800	1,840,047
6.75%, 01/17/48(d)	2,200	2,172,631
7.00%, 01/25/51(d)	1,200	1,226,397
7.38%, 10/28/32(d)	1,000	1,078,700
Oman Sovereign Sukuk Co.
4.88%, 06/15/30(d)	1,600	1,547,266
5.93%, 10/31/25(d)	1,300	1,300,238
		19,087,562
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(d)	600	521,066
Pakistan Government International Bond
6.00%, 04/08/26(d)	1,200	1,079,315
6.88%, 12/05/27(d)	1,400	1,201,131
7.38%, 04/08/31(d)	1,290	1,022,513
8.25%, 09/30/25(d)	800	764,048
8.88%, 04/08/51(d)	600	457,666
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(d)	400	292,877
		5,338,616
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	400	378,001
Panama Bonos del Tesoro, 6.38%, 07/25/33(b)(d)	600	548,787
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	2,400	1,661,004
3.16%, 01/23/30 (Call 10/23/29)	1,400	1,141,238
3.30%, 01/19/33 (Call 10/19/32)	1,000	746,509
3.36%, 06/30/31(d)	1,400	1,096,262
3.75%, 04/17/26(d)	1,120	1,057,382
3.87%, 07/23/60 (Call 01/23/60)	2,800	1,539,418
3.88%, 03/17/28 (Call 12/17/27)	1,050	945,130
4.30%, 04/29/53	1,800	1,107,817
4.50%, 05/15/47 (Call 11/15/46)	1,000	658,883
4.50%, 04/16/50 (Call 10/16/49)	2,400	1,541,521
4.50%, 04/01/56 (Call 10/01/55)	2,300	1,424,198
4.50%, 01/19/63 (Call 07/19/62)	1,400	855,006
6.40%, 02/14/35 (Call 11/14/34)	2,000	1,835,911
6.70%, 01/26/36	2,230	2,094,286
6.85%, 03/28/54 (Call 09/28/53)	1,000	870,320
6.88%, 01/31/36 (Call 10/31/35)	800	754,969
7.13%, 01/29/26	764	770,647
7.50%, 03/01/31 (Call 01/01/31)	800	811,412
7.88%, 03/01/57 (Call 09/01/56)	400	391,988
8.00%, 03/01/38 (Call 12/01/37)	1,000	1,021,413
8.88%, 09/30/27	965	1,020,707
9.38%, 04/01/29	800	873,296
		25,146,105
Papua New Guinea — 0.0%
Papua New Guinea Government International Bond, 8.38%, 10/04/28(d)	375	351,052

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Paraguay — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33(d)	$600	$471,178
3.85%, 06/28/33 (Call 03/28/33)(d)	400	338,101
4.70%, 03/27/27(d)	600	576,929
4.95%, 04/28/31 (Call 01/28/31)(d)	600	562,458
5.40%, 03/30/50 (Call 09/30/49)(d)	1,000	832,469
5.60%, 03/13/48(d)	400	343,729
5.85%, 08/21/33(d)	600	579,841
6.00%, 02/09/36 (Call 11/09/35)(d)	600	584,546
6.10%, 08/11/44(d)	1,030	950,012
		5,239,263
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27 (Call 07/28/27)(d)	600	531,824
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(d)	550	531,423
Peruvian Government International Bond
1.86%, 12/01/32 (Call 09/01/32)	1,150	843,145
2.39%, 01/23/26 (Call 12/23/25)	451	425,695
2.78%, 01/23/31 (Call 10/23/30)	3,000	2,495,621
2.78%, 12/01/60 (Call 06/01/60)(c)	2,025	1,068,173
2.84%, 06/20/30	814	692,754
3.00%, 01/15/34 (Call 10/15/33)	2,100	1,647,222
3.23%, 07/28/2121 (Call 01/28/21)	1,050	552,320
3.30%, 03/11/41 (Call 09/11/40)	1,020	722,440
3.55%, 03/10/51 (Call 09/10/50)	1,900	1,277,945
3.60%, 01/15/72 (Call 07/15/71)	830	505,170
4.13%, 08/25/27	730	697,360
5.63%, 11/18/50	2,075	1,924,190
6.55%, 03/14/37	880	911,047
7.35%, 07/21/25	570	579,863
8.75%, 11/21/33	1,885	2,243,817
		17,650,009
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bond, 8.60%, 06/15/27	387	417,716
Philippine Government International Bond
1.65%, 06/10/31	1,200	932,776
1.95%, 01/06/32	625	487,458
2.46%, 05/05/30	1,000	846,633
2.65%, 12/10/45	1,200	744,030
2.95%, 05/05/45	1,750	1,152,633
3.00%, 02/01/28	1,900	1,746,304
3.20%, 07/06/46	2,200	1,492,045
3.23%, 03/29/27	200	188,569
3.56%, 09/29/32	600	521,570
3.70%, 03/01/41	1,725	1,347,870
3.70%, 02/02/42	1,725	1,339,058
3.75%, 01/14/29	1,600	1,488,879
3.95%, 01/20/40	1,600	1,304,977
4.20%, 03/29/47	1,200	954,700
4.63%, 07/17/28	600	583,758
5.00%, 07/17/33	1,000	964,399
5.00%, 01/13/37	1,400	1,331,280
5.17%, 10/13/27	400	396,818
5.50%, 03/30/26	1,000	1,002,657
5.50%, 01/17/48(c)	1,200	1,153,648
5.61%, 04/13/33	1,000	1,004,703
5.95%, 10/13/47	200	203,483
6.38%, 01/15/32	870	915,464
6.38%, 10/23/34	1,510	1,611,010
Security	Par (000)	Value
Philippines (continued)
7.75%, 01/14/31	$1,500	$1,686,086
9.50%, 02/02/30	1,597	1,920,509
ROP Sukuk Trust, 5.05%, 06/06/29(d)	800	786,194
		28,525,227
Poland — 0.1%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(d)	1,800	1,741,266
6.25%, 10/31/28(d)	800	822,036
Republic of Poland Government International Bond
3.25%, 04/06/26	1,300	1,253,268
4.63%, 03/18/29 (Call 02/18/29)	1,400	1,360,295
4.88%, 10/04/33 (Call 07/04/33)	2,150	2,048,744
5.13%, 09/18/34 (Call 06/18/34)	2,700	2,595,749
5.50%, 11/16/27 (Call 08/16/27)	1,520	1,527,434
5.50%, 04/04/53 (Call 10/04/52)	2,450	2,325,194
5.50%, 03/18/54 (Call 09/18/53)	3,000	2,820,226
5.75%, 11/16/32 (Call 08/16/32)	1,350	1,374,754
		17,868,966
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	3,200	3,072,418
3.75%, 04/16/30(d)	3,400	3,172,442
4.00%, 03/14/29(d)	3,600	3,432,956
4.40%, 04/16/50(d)	4,400	3,654,282
4.50%, 04/23/28(d)	2,650	2,596,983
4.63%, 06/02/46(d)	2,000	1,742,288
4.82%, 03/14/49(d)	5,200	4,596,699
5.10%, 04/23/48(d)	5,300	4,893,969
5.75%, 01/20/42(b)	1,000	1,020,406
6.40%, 01/20/40(b)	1,100	1,194,627
9.75%, 06/15/30(b)	678	845,242
		30,222,312
Romania — 0.1%
Romanian Government International Bond
3.00%, 02/27/27(d)	1,076	992,564
3.00%, 02/14/31(d)	1,600	1,306,283
3.63%, 03/27/32(d)	900	745,457
4.00%, 02/14/51(d)	1,950	1,302,428
5.13%, 06/15/48(d)	1,100	896,552
5.25%, 11/25/27(d)	800	775,591
5.88%, 01/30/29(d)	1,650	1,614,348
6.00%, 05/25/34(d)	1,000	956,080
6.13%, 01/22/44(d)	800	747,795
6.38%, 01/30/34(d)	1,950	1,904,167
6.63%, 02/17/28(d)	1,276	1,292,320
7.13%, 01/17/33(d)	1,600	1,652,479
7.63%, 01/17/53(d)	950	1,013,526
		15,199,590
Rwanda — 0.0%
Rwanda International Government Bond, 5.50%, 08/09/31(d)	400	322,775
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.25%, 05/17/31(d)	1,200	987,972
2.97%, 10/29/29(d)	1,900	1,687,651
3.63%, 04/20/27(d)	4,000	3,810,366
4.30%, 01/19/29(d)	1,600	1,533,975
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
Saudi Government International Bond
2.25%, 02/02/33(d)	$3,200	$2,488,623
2.50%, 02/03/27(d)	1,100	1,018,493
2.75%, 02/03/32(d)	1,000	833,671
2.90%, 10/22/25(d)	1,800	1,732,220
3.25%, 10/26/26(d)	4,400	4,190,729
3.25%, 10/22/30(d)	1,700	1,502,517
3.25%, 11/17/51(d)	1,000	628,289
3.45%, 02/02/61(d)	2,600	1,605,922
3.63%, 03/04/28(d)	4,250	3,999,807
3.75%, 01/21/55(d)	2,600	1,756,455
4.38%, 04/16/29(d)	4,200	4,033,992
4.50%, 04/17/30(d)	2,700	2,574,023
4.50%, 10/26/46(d)	5,600	4,546,404
4.50%, 04/22/60(d)	2,200	1,692,826
4.63%, 10/04/47(d)	4,310	3,535,216
4.75%, 01/18/28(d)	3,000	2,943,507
4.75%, 01/16/30(d)	3,200	3,087,059
4.88%, 07/18/33(d)	2,400	2,297,202
5.00%, 01/16/34(d)	4,600	4,428,360
5.00%, 04/17/49(d)	2,800	2,417,336
5.00%, 01/18/53(d)	3,900	3,295,673
5.25%, 01/16/50(d)	3,050	2,723,106
5.50%, 10/25/32(d)	2,000	2,007,824
5.75%, 01/16/54(d)	4,000	3,731,222
		71,090,440
Senegal — 0.0%
Senegal Government International Bond
6.25%, 05/23/33(d)	1,000	844,291
6.75%, 03/13/48(d)	1,000	734,902
		1,579,193
Serbia — 0.0%
Serbia International Bond
2.13%, 12/01/30(d)	1,000	777,978
6.25%, 05/26/28(d)	600	600,100
6.50%, 09/26/33(d)	1,000	997,520
		2,375,598
Slovenia — 0.0%
Slovenia Government International Bond, 5.00%, 09/19/33(b)	800	778,176
South Africa — 0.1%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,800	1,603,091
4.85%, 09/27/27(c)	800	752,404
4.85%, 09/30/29	1,800	1,602,625
4.88%, 04/14/26	1,000	968,394
5.00%, 10/12/46	1,000	656,341
5.38%, 07/24/44	1,200	846,751
5.65%, 09/27/47	1,400	991,355
5.75%, 09/30/49	2,700	1,907,731
5.88%, 09/16/25	1,600	1,586,952
5.88%, 06/22/30	1,400	1,288,544
5.88%, 04/20/32	1,200	1,066,450
6.25%, 03/08/41	775	623,842
6.30%, 06/22/48	400	306,898
7.30%, 04/20/52	1,400	1,184,031
		15,385,409
Security	Par (000)	Value
South Korea — 0.2%
Export-Import Bank of Korea
0.63%, 02/09/26	$800	$736,989
0.75%, 09/21/25	400	374,849
1.13%, 12/29/26	800	718,214
1.25%, 09/21/30	1,200	939,882
1.38%, 02/09/31	600	468,091
1.63%, 01/18/27	1,000	909,099
1.75%, 10/19/28 (Call 08/19/28)(d)	800	693,064
2.13%, 01/18/32(c)	400	320,902
2.38%, 04/21/27	400	368,756
2.50%, 06/29/41	400	270,547
2.63%, 05/26/26	1,000	948,089
3.25%, 11/10/25(c)	600	580,257
3.25%, 08/12/26	600	573,908
4.25%, 09/15/27	800	776,288
4.50%, 01/11/29	1,600	1,561,458
4.50%, 09/15/32	600	567,499
4.63%, 01/11/27	1,000	985,757
4.63%, 06/07/33(d)	400	380,708
4.63%, 01/11/34(c)	600	567,881
4.88%, 01/11/26	800	793,788
5.00%, 01/11/28	1,400	1,391,797
5.13%, 09/18/28	600	599,386
5.13%, 01/11/33	800	788,673
5.13%, 09/18/33	400	394,161
5.38%, 09/18/25	200	199,674
6.22%, 11/21/28, (1-day SOFR + 0.880%)(a)(d)	850	861,293
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	183,354
Industrial Bank of Korea
1.04%, 06/22/25(d)	400	379,497
5.38%, 10/04/28(d)	600	601,417
Korea Development Bank (The)
0.80%, 04/27/26	400	366,296
1.25%, 06/03/25(d)	400	381,998
1.38%, 04/25/27	600	536,998
2.00%, 04/01/31(d)	200	162,190
3.13%, 06/07/25(d)	600	584,495
4.00%, 09/08/25	800	783,467
4.25%, 09/08/32	400	371,493
4.38%, 02/15/28	1,000	973,264
4.38%, 02/15/33	800	747,458
4.50%, 02/15/29	1,200	1,169,311
4.63%, 02/15/27	1,600	1,575,923
5.38%, 10/23/26	200	200,250
5.38%, 10/23/28	400	403,862
5.63%, 10/23/33	600	613,201
Korea Electric Power Corp, 4.88%, 01/31/27(d)	1,600	1,575,114
Korea Electric Power Corp.
1.13%, 09/24/26(d)	400	360,590
3.63%, 06/14/25(d)	200	195,532
4.00%, 06/14/27(d)	400	383,487
5.38%, 04/06/26(d)	200	199,219
5.38%, 07/31/26(d)	600	597,886
5.50%, 04/06/28(d)	200	200,069
Korea Expressway Corp., 1.13%, 05/17/26(d)	800	732,749
Korea Gas Corp.
2.25%, 07/18/26(d)	1,000	932,109
3.13%, 07/20/27(d)	200	186,678
3.88%, 07/13/27(d)	200	191,105
4.88%, 07/05/28(d)	200	196,587

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Housing Finance Corp, 5.38%, 11/15/26(d)	$400	$400,391
Korea Housing Finance Corp.
4.63%, 02/24/28(d)	1,000	979,628
4.63%, 02/24/33(d)	200	188,422
4.88%, 08/27/27(b)	400	395,883
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	400	367,551
3.13%, 07/25/27(d)	400	372,455
3.25%, 06/15/25(d)	600	583,984
4.25%, 07/27/27(d)	400	386,046
5.00%, 07/18/28(d)	200	196,949
Korea International Bond
1.00%, 09/16/30	600	471,403
1.75%, 10/15/31	600	482,482
2.50%, 06/19/29	925	821,464
2.75%, 01/19/27	800	752,271
3.50%, 09/20/28	400	376,933
3.88%, 09/20/48	400	321,589
4.13%, 06/10/44	1,150	981,198
Korea Land & Housing Corp, 5.75%, 10/06/25(d)	600	600,102
Korea Mine Rehabilitation & Mineral Resources Corp.
1.75%, 04/15/26(d)	400	369,897
4.13%, 04/20/27(d)	400	382,722
5.38%, 05/11/28(d)	400	396,683
Korea National Oil Corp.
0.88%, 10/05/25(d)	400	373,881
1.25%, 04/07/26(d)	800	737,018
1.63%, 10/05/30(c)(d)	400	317,345
2.13%, 04/18/27(d)	600	545,863
2.38%, 04/07/31(d)	400	329,651
2.50%, 10/24/26(d)	200	186,125
2.63%, 04/18/32(d)	200	163,253
3.38%, 03/27/27(d)	400	377,857
4.75%, 04/03/26(d)	400	394,131
4.88%, 04/03/27(b)	400	393,751
4.88%, 04/03/28(c)(d)	600	588,814
4.88%, 04/03/29(b)	400	390,573
5.25%, 11/14/26(d)	200	198,531
6.43%, 11/14/26, (1-day SOFR + 1.080%)(a)(d)	600	606,043
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	400	369,214
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	400	369,232
		49,725,944
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(e)(f)	400	227,780
6.20%, 05/11/27(d)(e)(f)	1,200	679,137
6.75%, 04/18/28(d)(e)(f)	800	453,605
6.83%, 07/18/26(d)(e)(f)	1,200	683,025
6.85%, 11/03/25(d)(e)(f)	1,650	939,075
7.55%, 03/28/30(d)(e)(f)	1,450	814,838
7.85%, 03/14/29(d)(e)(f)	1,024	576,704
		4,374,164
Supranational — 1.0%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	174,447
3.13%, 06/16/25(d)	600	578,148
3.75%, 10/30/29(d)	600	525,762
Security	Par (000)	Value
Supranational (continued)
4.38%, 04/17/26(d)	$665	$639,992
African Development Bank
0.88%, 03/23/26	1,530	1,412,888
0.88%, 07/22/26	5,008	4,566,560
3.38%, 07/07/25	660	644,952
4.38%, 11/03/27	1,775	1,742,401
4.38%, 03/14/28	1,394	1,366,997
4.63%, 01/04/27	1,840	1,821,707
5.75%, (Call 05/07/34), (5-year CMT + 1.575%)(a)(i)	425	398,437
African Export-Import Bank (The)
2.63%, 05/17/26 (Call 04/17/26)(b)	225	209,449
3.80%, 05/17/31 (Call 02/17/31)(b)	700	586,994
3.99%, 09/21/29 (Call 06/23/29)(b)	500	443,515
Arab Petroleum Investments Corp.
1.26%, 02/10/26(d)	600	555,539
1.48%, 10/06/26(b)	25	22,723
Asian Development Bank
0.38%, 09/03/25	2,462	2,306,659
0.50%, 02/04/26	2,780	2,563,781
0.75%, 10/08/30	2,550	1,981,012
1.00%, 04/14/26	4,178	3,860,718
1.25%, 06/09/28(c)	515	446,337
1.50%, 01/20/27	1,300	1,185,992
1.50%, 03/04/31	850	687,308
1.75%, 08/14/26	970	901,902
1.75%, 09/19/29	2,411	2,062,551
1.88%, 03/15/29	45	39,278
1.88%, 01/24/30	4,281	3,652,067
2.00%, 04/24/26	1,387	1,306,296
2.38%, 08/10/27	230	212,424
2.50%, 11/02/27	1,858	1,715,061
2.63%, 01/12/27	974	916,489
2.75%, 01/19/28	1,255	1,164,044
2.88%, 05/06/25	815	794,890
3.13%, 08/20/27	3,210	3,033,653
3.13%, 09/26/28	808	753,702
3.13%, 04/27/32	570	506,082
3.75%, 04/25/28	2,480	2,379,749
3.88%, 09/28/32	115	107,508
3.88%, 06/14/33	9,600	8,924,119
4.00%, 01/12/33	2,095	1,972,918
4.13%, 01/12/27	2,690	2,632,299
4.13%, 01/12/34	674	637,559
4.25%, 01/09/26	2,985	2,939,599
4.38%, 03/06/29	1,037	1,017,168
4.50%, 08/25/28	1,290	1,272,372
4.63%, 06/13/25	530	525,589
4.88%, 09/26/28 (Call 09/26/26)	10	9,853
5.82%, 06/16/28	570	586,698
6.22%, 08/15/27	468	482,110
6.38%, 10/01/28	340	355,444
Asian Infrastructure Investment Bank (The)
0.50%, 05/28/25	2,308	2,187,273
0.50%, 01/27/26	1,605	1,480,540
3.38%, 06/29/25	550	537,264
3.75%, 09/14/27	815	784,002
4.00%, 01/18/28	1,115	1,079,335
4.88%, 09/14/26	1,605	1,598,166
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)(c)	565	532,955
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	$560	$538,361
Corp. Andina de Fomento
2.25%, 02/08/27	685	625,224
4.75%, 04/01/26	845	829,372
5.00%, 01/24/29	1,809	1,770,816
5.25%, 11/21/25	85	84,375
Council of Europe Development Bank
0.88%, 09/22/26	1,195	1,083,190
3.00%, 06/16/25	665	647,303
3.63%, 01/26/28	420	401,444
4.13%, 01/24/29	1,125	1,090,989
Council Of Europe Development Bank, 3.75%, 05/25/26	1,125	1,095,159
European Bank for Reconstruction & Development
0.50%, 05/19/25	3,081	2,928,833
0.50%, 11/25/25	2,885	2,681,412
0.50%, 01/28/26	460	424,568
4.13%, 01/25/29	620	601,627
4.25%, 03/13/34	130	124,010
4.38%, 03/09/28	790	775,654
European Investment Bank
0.00%, 11/06/26(j)	230	203,003
0.38%, 12/15/25	2,490	2,305,051
0.38%, 03/26/26	2,705	2,475,336
0.63%, 07/25/25	3,970	3,750,369
0.63%, 10/21/27	595	514,521
0.75%, 10/26/26	1,298	1,170,427
0.75%, 09/23/30	1,986	1,550,616
0.88%, 05/17/30	1,220	970,710
1.25%, 02/14/31	3,145	2,513,091
1.38%, 03/15/27	2,760	2,498,876
1.63%, 10/09/29	932	792,089
1.63%, 05/13/31	530	432,193
1.75%, 03/15/29	770	668,535
2.13%, 04/13/26	2,810	2,656,455
2.38%, 05/24/27	2,095	1,945,801
2.75%, 08/15/25	815	789,261
2.88%, 06/13/25(b)	200	194,682
3.25%, 11/15/27	1,193	1,129,858
3.63%, 07/15/30	2,465	2,312,214
3.75%, 02/14/33	10,560	9,793,439
3.88%, 03/15/28	2,720	2,625,878
4.00%, 02/15/29	6,290	6,072,285
4.13%, 02/13/34	3,030	2,868,237
4.38%, 03/19/27	20	19,692
4.50%, 10/16/28	477	470,859
4.75%, 06/15/29	5,000	4,990,179
4.88%, 02/15/36	1,400	1,398,349
European Stability Mechanism, 0.38%, 09/10/25(b)	390	365,070
Inter-American Development Bank
0.63%, 07/15/25	1,647	1,557,555
0.63%, 09/16/27	1,155	1,002,273
0.88%, 04/20/26	2,710	2,496,831
1.13%, 07/20/28	2,393	2,055,431
1.13%, 01/13/31	4,640	3,665,176
1.50%, 01/13/27	520	474,708
2.00%, 06/02/26	1,458	1,369,182
2.00%, 07/23/26	1,727	1,615,932
Security	Par (000)	Value
Supranational (continued)
2.25%, 06/18/29	$3,363	$2,972,440
2.38%, 07/07/27	1,685	1,558,927
3.13%, 09/18/28	2,626	2,447,812
3.20%, 08/07/42	280	214,702
3.50%, 09/14/29	175	164,081
3.50%, 04/12/33	10,190	9,209,630
3.88%, 10/28/41	1,089	926,203
4.00%, 01/12/28	2,135	2,069,904
4.13%, 02/15/29	1,600	1,552,764
4.38%, 02/01/27	445	438,055
4.38%, 01/24/44	958	864,148
4.50%, 05/15/26(c)	1,420	1,403,168
4.50%, 09/13/33	1,350	1,316,119
7.00%, 06/15/25	170	172,572
Inter-American Investment Corp.
4.13%, 02/15/28	1,260	1,219,122
4.25%, 02/14/29	565	547,785
4.75%, 09/19/28	795	787,473
International Bank for Reconstruction & Development
0.38%, 07/28/25	3,075	2,894,832
0.50%, 10/28/25	3,960	3,693,449
0.75%, 11/24/27	3,833	3,318,301
0.75%, 08/26/30	4,015	3,136,003
0.88%, 07/15/26	640	584,799
0.88%, 05/14/30	2,743	2,179,838
1.13%, 09/13/28	3,802	3,249,902
1.25%, 02/10/31	3,585	2,849,988
1.38%, 04/20/28	1,955	1,711,472
1.63%, 11/03/31	3,612	2,892,371
1.75%, 10/23/29	2,099	1,790,792
1.88%, 10/27/26	2,376	2,203,016
2.50%, 07/29/25	5,608	5,420,602
2.50%, 11/22/27	3,416	3,152,886
2.50%, 03/29/32	1,185	1,006,128
3.13%, 11/20/25	800	775,172
3.13%, 06/15/27	3,283	3,113,687
3.50%, 07/12/28	2,535	2,407,002
3.63%, 09/21/29	1,275	1,203,312
3.88%, 02/14/30	4,540	4,323,335
4.00%, 07/25/30	1,040	994,744
4.00%, 01/10/31	4,580	4,362,854
4.50%, 04/10/31	105	102,950
4.63%, 08/01/28	1,472	1,459,617
4.75%, 04/10/26	100	99,335
4.75%, 11/14/33(c)	3,240	3,224,126
4.75%, 02/15/35	2,033	1,997,704
5.67%, 02/01/34 (Call 02/01/25)	70	68,875
International Development Association, Series GDIF, 0.75%, 06/10/27(d)	65	57,132
International Finance Corp.
0.38%, 07/16/25	550	518,486
0.75%, 10/08/26	2,574	2,325,721
0.75%, 08/27/30	1,410	1,101,035
2.13%, 04/07/26	2,813	2,660,313
3.63%, 09/15/25	535	523,331
4.38%, 01/15/27	490	482,585
4.50%, 07/13/28	670	661,239
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	2,855	2,645,903

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Nordic Investment Bank
0.38%, 09/11/25	$1,880	$1,759,313
0.50%, 01/21/26	220	203,170
3.38%, 09/08/27	285	271,174
4.25%, 02/28/29	305	297,370
4.38%, 03/14/28	795	779,676
5.00%, 10/15/25	1,060	1,055,883
OPEC Fund for International Development (The)
4.50%, 01/26/26(b)	160	157,109
4.63%, 02/08/27(b)	85	83,365
		272,904,580
Suriname — 0.0%
Suriname Government International Bond
7.95%, 07/15/33 (Call 01/01/25), (4.95% Cash and 3.00% PIK)(b)(h)	580	534,751
7.95%, 07/15/33 (Call 01/01/25), (4.95% Cash and 3.00% PIK)(d)(h)	300	276,573
		811,324
Sweden — 0.1%
Kommuninvest I Sverige AB
4.25%, 12/10/25(b)	5,000	4,914,810
4.75%, 10/22/25(b)	590	584,766
Svensk Exportkredit AB
0.50%, 08/26/25	2,020	1,893,740
0.63%, 05/14/25	3,750	3,567,586
2.25%, 03/22/27	1,060	979,279
4.13%, 06/14/28	1,045	1,010,855
4.25%, 02/01/29	670	651,253
4.38%, 02/13/26	1,050	1,033,255
4.63%, 11/28/25	20	19,771
4.88%, 09/14/26	25	24,829
4.88%, 10/04/30	555	551,047
		15,231,191
Thailand — 0.0%
Export Import Bank of Thailand
1.46%, 10/15/25(d)	400	375,135
3.90%, 06/02/27(d)	200	190,244
		565,379
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.50%, 08/04/26(d)	1,000	963,039
4.50%, 06/26/30 (Call 03/26/30)(d)	600	549,214
5.95%, 01/14/31 (Call 11/14/30)(d)	355	349,429
		1,861,682
Turkey — 0.2%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(d)	2,400	2,333,463
7.25%, 02/24/27(d)	2,000	2,027,206
8.51%, 01/14/29(d)	2,400	2,526,841
9.76%, 11/13/25(d)	2,400	2,526,468
Istanbul Metropolitan Municipality
6.38%, 12/09/25(d)	600	589,034
10.50%, 12/06/28 (Call 09/06/28)(d)	600	642,952
Turkey Government International Bond
4.25%, 04/14/26	1,000	964,682
4.75%, 01/26/26(c)	1,400	1,369,004
4.88%, 10/09/26	3,000	2,904,585
5.13%, 02/17/28	2,200	2,079,701
5.25%, 03/13/30	1,800	1,616,431
Security	Par (000)	Value
Turkey (continued)
5.88%, 06/26/31	$1,600	$1,450,551
5.95%, 01/15/31	2,000	1,828,747
6.00%, 03/25/27	2,800	2,758,108
6.13%, 10/24/28(c)	2,200	2,140,313
6.38%, 10/14/25	2,000	2,008,267
6.50%, 09/20/33(c)	1,200	1,109,232
7.63%, 04/26/29	2,400	2,436,294
8.00%, 02/14/34(c)	1,380	1,418,343
8.60%, 09/24/27	2,000	2,110,573
9.13%, 07/13/30	2,400	2,580,572
9.38%, 03/14/29	2,600	2,815,463
9.88%, 01/15/28	2,800	3,074,100
Turkiye Government International Bond
4.88%, 04/16/43	3,250	2,223,615
5.75%, 05/11/47	3,200	2,369,305
6.00%, 01/14/41	2,350	1,891,361
6.63%, 02/17/45(c)	2,650	2,212,815
6.75%, 05/30/40	1,600	1,409,678
6.88%, 03/17/36	2,331	2,158,456
7.25%, 03/05/38(c)	812	769,404
7.63%, 05/15/34(c)	3,000	2,964,677
9.38%, 01/19/33	2,400	2,648,494
11.88%, 01/15/30(c)	1,100	1,357,938
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(d)	600	584,152
9.00%, 01/28/27(d)	1,000	1,040,467
9.38%, 01/31/26(d)	400	417,186
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	400	385,471
		67,743,949
Ukraine — 0.0%
Ukraine Government International Bond
6.88%, 05/21/29(d)(e)(f)	1,400	349,079
7.25%, 03/15/33(d)(e)(f)	2,209	546,727
7.38%, 09/25/32(d)(e)(f)	2,400	593,964
7.75%, 09/01/24(d)(e)(f)	1,121	325,199
7.75%, 09/01/25(d)(e)(f)	2,381	715,802
7.75%, 09/01/26(d)(e)(f)	1,528	429,787
7.75%, 09/01/27(d)(e)(f)	1,300	366,937
8.99%, 02/01/26(d)(e)(f)	600	191,152
9.75%, 11/01/28(d)(e)(f)	1,600	486,419
		4,005,066
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond
1.63%, 06/02/28(d)	2,000	1,740,481
1.70%, 03/02/31(d)	1,400	1,127,298
1.88%, 09/15/31(d)	1,400	1,126,236
2.50%, 09/30/29(d)	2,700	2,373,767
2.70%, 09/02/70(d)	2,200	1,180,131
3.00%, 09/15/51(d)	1,000	631,945
3.13%, 05/03/26(d)	2,400	2,295,773
3.13%, 10/11/27(d)	4,000	3,740,917
3.13%, 04/16/30(d)	2,800	2,510,724
3.13%, 09/30/49(d)	3,200	2,103,327
3.88%, 04/16/50(d)	3,300	2,480,501
4.13%, 10/11/47(d)	2,800	2,230,625
4.88%, 04/30/29(b)	1,400	1,387,229
5.00%, 04/30/34(b)	1,200	1,187,426
5.50%, 04/30/54(b)	1,000	969,747
Dubai DOF Sukuk Ltd.
2.76%, 09/09/30(d)	1,100	976,934
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
5.00%, 04/30/29(d)	$1,400	$1,410,911
Emirate of Dubai Government International Bond, 5.25%, 01/30/43(d)	800	731,180
Emirate of Dubai Government International Bonds, 3.90%, 09/09/50(d)	1,400	979,371
Finance Department Government of Sharjah
3.63%, 03/10/33(d)	1,000	822,201
4.00%, 07/28/50(d)	1,100	681,819
4.38%, 03/10/51(d)	400	266,651
6.13%, 03/06/36(b)	800	777,967
6.50%, 11/23/32(d)	600	606,271
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	800	733,876
3.20%, 07/13/31(d)	400	336,737
3.23%, 10/23/29(d)	1,000	880,546
3.85%, 04/03/26(d)	1,250	1,201,040
4.23%, 03/14/28(d)	800	756,523
UAE International Government Bond
2.00%, 10/19/31(d)	600	486,408
2.88%, 10/19/41(d)	1,400	974,569
3.25%, 10/19/61(d)	2,000	1,281,360
4.05%, 07/07/32(d)	1,600	1,490,790
4.92%, 09/25/33(d)	1,200	1,186,659
4.95%, 07/07/52(d)	1,000	900,057
		44,567,997
United Kingdom — 0.0%
Bank of England Euro Note
4.50%, 03/05/27(b)	215	212,290
4.63%, 03/06/26(b)(c)	1,410	1,396,505
		1,608,795
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	615	516,592
4.38%, 10/27/27	1,303	1,283,840
4.38%, 01/23/31 (Call 10/23/30)	1,862	1,785,861
4.98%, 04/20/55	2,400	2,116,425
5.10%, 06/18/50	3,512	3,203,366
5.75%, 10/28/34 (Call 07/28/34)	1,900	1,934,049
7.63%, 03/21/36	1,050	1,225,479
7.88%, 01/15/33, (7.88% PIK)(h)	819	953,724
		13,019,336
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond, 5.38%, 02/20/29(d)	200	183,456
Zambia — 0.0%
Zambia Government International Bond, 8.97%, 07/30/27(d)(e)(f)	1,200	878,969
Total Foreign Government Obligations — 5.0% (Cost: $1,470,692,826)		1,358,597,088
Municipal Debt Obligations
Alabama — 0.0%
Alabama Federal Aid Highway Finance Authority RB, 2.65%, 09/01/37 (Call 09/01/31)	520	399,186
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	1,000	924,622
Security	Par (000)	Value
California — 0.1%
Bay Area Toll Authority RB, 3.13%, 04/01/55 (Call 04/01/31)	$565	$370,564
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	1,140	1,197,235
Series S-1, 7.04%, 04/01/50	150	172,333
Series S-3, 6.91%, 10/01/50	775	886,000
California Earthquake Authority, 5.60%, 07/01/27	200	199,564
California Health Facilities Financing Authority
4.19%, 06/01/37 (Call 06/01/32)	55	49,006
4.35%, 06/01/41 (Call 06/01/32)	480	421,265
California State University RB
Class B, 2.72%, 11/01/52	1,055	674,818
Class B, 2.98%, 11/01/51 (Call 05/01/51)	680	454,094
5.18%, 11/01/53 (Call 11/01/33)	110	103,659
Series E, 2.90%, 11/01/51 (Call 11/01/30)	100	68,782
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, 4.24%, 05/15/48 (Call 05/15/32) (AGM)	55	46,142
City of San Francisco California Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	50	56,554
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	500	503,836
Foothill-Eastern Transportation Corridor Agency RB, Series A, 4.09%, 01/15/49 (Call 01/15/30)	350	276,951
Golden State Tobacco Securitization Corp. RB
Class B, 3.00%, 06/01/46	100	91,414
3.12%, 06/01/38 (Call 06/01/31) (SAP)	500	388,675
Class B, 3.29%, 06/01/42 (Call 06/01/31)(c)	315	233,072
3.71%, 06/01/41 (Call 12/01/31)	385	289,223
3.85%, 06/01/50 (Call 12/01/31)	195	181,292
4.21%, 06/01/50 (Call 12/01/31)	205	148,928
Los Angeles Community College District/CA GO, 2.11%, 08/01/32 (Call 08/01/30)(c)	500	412,545
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	535	602,651
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB BAB, Series A, 5.74%, 06/01/39	750	750,087
Los Angeles Department of Water & Power RB BAB
Series A, 6.60%, 07/01/50	855	948,543
Series D, 6.57%, 07/01/45	600	652,258
Regents of the University of California Medical Center Pooled Revenue RB
Class A, 3.71%, 05/15/20 (Call 11/15/19)	100	63,440
4.13%, 05/15/32 (Call 02/15/32)	1,105	1,031,483
4.56%, 05/15/53	175	150,440
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)(c)	540	347,374
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, Class H, 6.55%, 05/15/48	225	246,201
Series F, 6.58%, 05/15/49	1,260	1,373,883
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	160	160,009
San Diego County Water Authority RB BAB, Series B, 6.14%, 05/01/49	250	258,583
San Joaquin Hills Transportation Corridor Agency RB, 3.49%, 01/15/50 (Call 01/15/32)	250	182,026

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California GO
1.70%, 02/01/28	$250	$222,401
2.50%, 10/01/29	570	501,716
3.38%, 04/01/25	200	196,501
3.50%, 04/01/28	2,815	2,663,129
4.60%, 04/01/38 (Call 04/01/28)	125	116,040
5.13%, 09/01/29	1,000	1,002,659
5.15%, 09/01/34	1,000	995,960
5.20%, 03/01/43 (Call 03/01/33)(c)	105	101,295
Series A, 3.05%, 04/01/29	500	459,049
State of California GO BAB
7.30%, 10/01/39	1,155	1,307,648
7.35%, 11/01/39	500	569,561
7.50%, 04/01/34	1,900	2,165,974
7.55%, 04/01/39	1,630	1,917,893
7.60%, 11/01/40	2,350	2,776,514
7.63%, 03/01/40	1,200	1,407,619
University of California RB
Series AD, 4.86%, 05/15/12	110	94,215
Series AQ, 4.77%, 05/15/15	1,445	1,191,233
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	50	48,685
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	720	590,531
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	1,305	874,851
		33,196,404
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	840	873,237
District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB, Series E, 5.59%, 12/01/34	1,000	995,639
District of Columbia Water & Sewer Authority RB
3.21%, 10/01/48 (Call 10/01/29)	930	666,949
4.81%, 10/01/14	100	85,158
		1,747,746
Florida — 0.0%
County of Broward FL Airport System Revenue RB, 3.48%, 10/01/43 (Call 10/01/29)	1,000	789,063
County of Miami-Dade FL Aviation Revenue RB, Series C, 4.28%, 10/01/41 (Call 10/01/28)	60	52,495
County of Miami-Dade FL Transit System RB, Series B, 2.60%, 07/01/42 (Call 07/01/30)	1,000	714,394
County of Miami-Dade Seaport Department RB, 6.22%, 11/01/55 (Call 11/01/33)	50	51,748
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	967	920,997
1.71%, 07/01/27	750	672,042
2.15%, 07/01/30(c)	925	770,112
5.53%, 07/01/34 (Call 01/01/34)	750	747,116
		4,717,967
Georgia — 0.0%
City of Atlanta GA Water & Wastewater Revenue RB, 2.26%, 11/01/35 (Call 11/01/30)	120	93,449
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	990	1,064,724
Project M, Series 2010-A, 6.66%, 04/01/57	310	335,835
Project P, Series 2010-A, 7.06%, 04/01/57	25	27,014
		1,521,022
Security	Par (000)	Value
Idaho — 0.0%
Idaho Energy Resources Authority RB, 2.86%, 09/01/46(c)	$85	$56,264
Illinois — 0.1%
Chicago O'Hare International Airport RB, Series C, 4.47%, 01/01/49(c)	80	70,246
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	526,173
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB
Series A, 6.90%, 12/01/40	1,252	1,361,805
Series B, 6.90%, 12/01/40(c)	281	306,147
Chicago Transit Authority Sales Tax Receipts Fund RB BAB, Series B, 6.20%, 12/01/40	400	411,245
Illinois State Toll Highway Authority RB BAB, Series A, 6.18%, 01/01/34	180	186,518
Sales Tax Securitization Corp. RB, 3.24%, 01/01/42	1,000	772,599
State of Illinois GO, 5.10%, 06/01/33	7,105	6,940,438
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	686	723,117
		11,298,288
Indiana — 0.0%
Indiana Finance Authority RB, 3.05%, 01/01/51(c)	100	70,046
Kansas — 0.0%
Kansas Development Finance Authority RB, 2.77%, 05/01/51	420	278,239
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth
5.08%, 06/01/31 ( 06/01/29)	383	378,690
5.20%, 12/01/39 ( 12/01/37)	1,215	1,192,905
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29 ( 02/01/27)	477	462,694
4.48%, 08/01/39 ( 08/01/37)	520	476,724
State of Louisiana Gasoline & Fuels Tax Revenue RB, 2.95%, 05/01/41	195	142,706
		2,653,719
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Class D, 3.05%, 07/01/40 (Call 01/01/40)	200	145,160
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.90%, 09/01/49	550	370,738
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	805	790,060
Series E, 5.46%, 12/01/39	1,145	1,152,027
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	805	762,992
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,000	1,006,796
Massachusetts School Building Authority RB
2.95%, 05/15/43 (Call 05/15/30)(c)	1,765	1,275,950
3.40%, 10/15/40 (Call 10/15/29)	65	51,908
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Water Resources Authority RB, 2.82%, 08/01/41 (Call 08/01/31)	$130	$97,852
		5,508,323
Michigan — 0.0%
Michigan Finance Authority RB
3.08%, 12/01/34	350	295,244
3.38%, 12/01/40	55	43,591
Michigan State University RB, 4.17%, 08/15/22 (Call 02/15/22)	550	401,474
Michigan Strategic Fund RB, 3.23%, 09/01/47 (Call 09/01/31)	50	36,156
University of Michigan RB
2.56%, 04/01/50 (Call 10/01/49)	2,000	1,242,073
3.50%, 04/01/52 (Call 10/01/51)	153	113,279
3.50%, 04/01/52 (Call 10/01/51)(c)	119	87,888
4.45%, 04/01/22 (Call 10/01/21)	846	670,033
Series B, 2.44%, 04/01/40 (Call 10/01/39)	238	166,287
		3,056,025
Minnesota — 0.0%
University of Minnesota RB, 4.05%, 04/01/52 (Call 10/01/51)(c)	268	218,726
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB
Series A, 3.23%, 05/15/50 (Call 11/15/49)	500	352,245
Series A, 3.65%, 08/15/57 (Call 02/15/57)	225	163,551
		515,796
Nebraska — 0.0%
University of Nebraska Facilities Corp. (The) RB, Series A, Class A, 3.04%, 10/01/49	50	35,308
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	1,085	1,144,989
New Jersey State Turnpike Authority RB BAB, Series F, 7.41%, 01/01/40	1,055	1,226,704
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	1,210	1,282,791
Series C, 5.75%, 12/15/28	50	50,010
New Jersey Turnpike Authority RB BAB, Series A, 7.10%, 01/01/41	1,435	1,628,851
Rutgers The State University of New Jersey RB
3.27%, 05/01/43	200	155,220
Series P, 3.92%, 05/01/19 (Call 11/01/18)	100	66,637
Rutgers The State University of New Jersey RB BAB, Class H, 5.67%, 05/01/40	500	498,896
		6,054,098
New York — 0.1%
City of New York GO, 5.26%, 10/01/52	75	74,472
City of New York GO BAB
Series A-2, 5.21%, 10/01/31	135	132,608
Series C-1, 5.52%, 10/01/37	450	443,309
Series F1, 6.27%, 12/01/37	1,000	1,051,453
City of New York NY GO, 5.83%, 10/01/53	1,000	1,064,691
Metropolitan Transportation Authority RB, 5.18%, 11/15/49	645	644,980
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	525	602,184
Series 2010-A, 6.67%, 11/15/39	250	263,649
Security	Par (000)	Value
New York (continued)
Series A, 5.87%, 11/15/39	$100	$98,928
Series E, 6.81%, 11/15/40	265	282,363
New York City Municipal Water Finance Authority RB, 5.88%, 06/15/44	975	975,929
New York City Municipal Water Finance Authority RB BAB
5.44%, 06/15/43(c)	525	499,643
5.72%, 06/15/42	250	245,991
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.57%, 11/01/38	260	256,871
Series C-2, 5.77%, 08/01/36	945	948,670
New York City Water & Sewer System RB BAB, 5.95%, 06/15/42	225	227,596
New York State Dormitory Authority RB BAB
Series D, 5.60%, 03/15/40	390	381,941
Series F, 5.63%, 03/15/39	50	49,695
New York State Urban Development Corp. RB, Series B, 3.90%, 03/15/33 (Call 09/15/28)	250	231,464
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	155	154,835
Port Authority of New York & New Jersey RB
3.14%, 02/15/51 (Call 08/15/31)	230	163,276
5.07%, 07/15/53(c)	500	475,561
Series 165, 5.65%, 11/01/40	1,290	1,329,622
Series 168, 4.93%, 10/01/51	775	716,470
Series 174, 4.46%, 10/01/62	2,300	1,941,067
Series 181, 4.96%, 08/01/46	100	91,999
Series 192, 4.81%, 10/15/65	145	129,917
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	600	386,447
		13,865,631
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority (The) RB, 3.20%, 01/15/51 (Call 01/15/50)	435	288,354
Ohio — 0.0%
American Municipal Power Inc. RB, Series B, 8.08%, 02/15/50	650	825,492
American Municipal Power Inc. RB BAB, Series B, 7.83%, 02/15/41	700	823,490
JobsOhio Beverage System RB
2.83%, 01/01/38	250	194,542
4.43%, 01/01/33	140	135,796
Series B, 4.53%, 01/01/35	350	335,789
Ohio State University (The) RB, Series A, 4.80%, 06/01/11(c)	200	169,873
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	175	164,327
Ohio Turnpike & Infrastructure Commission RB, Series A, Class A, 3.22%, 02/15/48 (Call 02/15/30)	160	115,893
		2,765,202
Oklahoma — 0.0%
Oklahoma Development Finance Authority RB
4.38%, 11/01/45 ( 11/01/40)	400	360,400
4.62%, 06/01/44	330	306,779
5.09%, 02/01/52	125	116,551
		783,730

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	$100	$99,905
Series B, 5.68%, 06/30/28 (NPFGC)	100	100,282
Oregon State University RB, 3.42%, 03/01/60 (Call 03/01/30) (BAM)	200	137,477
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	200	201,816
State of Oregon GO, 5.89%, 06/01/27	340	343,908
		883,388
Pennsylvania — 0.0%
City of Philadelphia PA Water & Wastewater Revenue RB, 2.93%, 07/01/45 (Call 07/01/31)	115	81,970
Commonwealth Financing Authority RB, Class A, 2.99%, 06/01/42(c)	710	514,279
Pennsylvania State University (The) RB
2.79%, 09/01/43	500	352,750
2.84%, 09/01/50	250	164,156
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	250	244,457
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 3.56%, 09/15/19 (Call 03/15/19)	200	125,196
		1,482,808
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	250	242,835
Texas — 0.1%
Board of Regents of the University of Texas System RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	845	510,821
Board of Regents of the University of Texas System RB BAB, Series C, 4.79%, 08/15/46	155	144,403
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	200	198,300
Dallas Area Rapid Transit RB, 2.61%, 12/01/48 (Call 12/01/31)	1,500	993,618
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(c)	525	484,792
Series B, 6.00%, 12/01/44	50	51,125
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	50	49,161
Dallas Fort Worth International Airport RB
2.84%, 11/01/46 (Call 11/01/31)	95	66,809
4.51%, 11/01/51 (Call 11/01/32)	265	229,885
Series A, Class A, 3.14%, 11/01/45	250	183,588
Series C, Class C, 2.92%, 11/01/50	1,150	787,289
Series C, Class C, 3.09%, 11/01/40 (Call 11/01/30)	500	382,725
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	855	589,728
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	1,248	1,399,903
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	100	79,953
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,120	824,210
Security	Par (000)	Value
Texas (continued)
State of Texas GO BAB, 5.52%, 04/01/39	$1,015	$1,018,538
Texas Natural Gas Securitization Finance Corp.
5.10%, 04/01/35	1,833	1,815,185
5.17%, 04/01/41	1,335	1,303,077
Texas Private Activity Bond Surface Transportation Corp. RB, Series B, 3.92%, 12/31/49	400	314,284
Texas Transportation Commission GO, 2.47%, 10/01/44 (Call 10/01/30)(c)	500	335,506
Texas Transportation Commission State Highway Fund RB, First Class, 5.18%, 04/01/30	1,115	1,106,296
		12,869,196
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	1,120	630,989
Series C, 4.18%, 09/01/17 (Call 03/01/17)	50	37,045
		668,034
Washington — 0.0%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue RB BAB, 5.49%, 11/01/39	30	29,536
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	20	20,045
Series C, 3.15%, 05/01/27	250	236,987
		257,032
Total Municipal Debt Obligations — 0.4% (Cost: $130,063,700)		107,405,922
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 22.3%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	11	10,429
2.50%, 08/01/31	130	121,107
2.50%, 10/01/31	247	228,149
2.50%, 12/01/31	151	139,216
2.50%, 02/01/32	288	265,766
2.50%, 01/01/33	510	469,577
3.00%, 05/01/29	10,726	10,333,857
3.00%, 05/01/30	24	22,470
3.00%, 06/01/30	12	11,342
3.00%, 07/01/30	32	29,891
3.00%, 12/01/30	326	307,730
3.00%, 02/01/31	9	8,774
3.00%, 05/01/31	10	9,178
3.00%, 06/01/31	6	5,993
3.00%, 03/01/46	1,644	1,401,875
3.00%, 07/01/46	120	102,253
3.00%, 08/01/46	694	591,849
3.00%, 09/01/46	534	460,402
3.00%, 10/01/46	972	832,085
3.00%, 11/01/46	691	588,750
3.00%, 12/01/46	2,728	2,325,950
3.00%, 01/01/47	496	422,989
3.00%, 02/01/47	1,189	1,014,130
3.00%, 05/01/47	307	263,006
3.00%, 06/01/47	1,006	858,081
3.00%, 08/01/47	105	89,206
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/47	$415	$354,311
3.00%, 10/01/47	292	249,108
3.50%, 05/01/32	37	34,797
3.50%, 09/01/32	26	24,616
3.50%, 07/01/33	86	81,042
3.50%, 06/01/34	362	340,429
3.50%, 03/01/38	285	262,580
3.50%, 09/01/38	3	2,691
3.50%, 10/01/42	547	491,093
3.50%, 04/01/43	16	14,515
3.50%, 07/01/43	17	15,419
3.50%, 01/01/44	43	38,720
3.50%, 09/01/44	73	65,168
3.50%, 10/01/44	403	359,151
3.50%, 12/01/45	104	90,956
3.50%, 01/01/46	5	4,324
3.50%, 03/01/46	2,709	2,413,004
3.50%, 05/01/46	75	66,699
3.50%, 07/01/46	83	73,024
3.50%, 08/01/46	105	94,007
3.50%, 09/01/46	49	43,685
3.50%, 11/01/46	21	19,082
3.50%, 12/01/46	1,088	956,882
3.50%, 01/01/47	275	242,372
3.50%, 02/01/47	286	252,382
3.50%, 03/01/47	52	46,014
3.50%, 04/01/47	47	41,202
3.50%, 05/01/47	57	49,935
3.50%, 07/01/47	403	355,599
3.50%, 08/01/47	19	17,347
3.50%, 09/01/47	1,052	924,700
3.50%, 12/01/47	16	14,106
3.50%, 01/01/48	575	512,153
3.50%, 02/01/48	899	790,328
3.50%, 03/01/48	657	579,239
3.50%, 05/01/48	383	336,952
3.50%, 04/01/49	653	576,494
3.50%, 05/01/49	197	173,908
3.50%, 06/01/49	235	207,824
4.00%, 05/01/33	65	62,537
4.00%, 08/01/42	81	74,457
4.00%, 07/01/44	13	12,091
4.00%, 02/01/45	91	83,522
4.00%, 06/01/45	7	6,857
4.00%, 08/01/45	43	39,116
4.00%, 09/01/45	387	355,157
4.00%, 01/01/46	65	59,746
4.00%, 03/01/46	3	2,303
4.00%, 05/01/46	7	6,598
4.00%, 07/01/46	192	175,966
4.00%, 10/01/46	88	80,481
4.00%, 11/01/46	240	219,449
4.00%, 02/01/47	131	119,363
4.00%, 10/01/47	35	32,120
4.00%, 11/01/47	3	3,115
4.00%, 01/01/48	1,213	1,105,737
4.00%, 02/01/48	383	348,677
4.00%, 06/01/48	380	347,366
4.00%, 07/01/48	319	290,506
4.00%, 08/01/48	118	107,001
4.00%, 09/01/48	86	78,447
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 12/01/48	$298	$272,149
4.00%, 01/01/49	203	183,969
4.50%, 02/01/41	46	44,150
4.50%, 05/01/42	58	55,308
4.50%, 01/01/45	35	33,590
4.50%, 01/01/46	47	45,052
4.50%, 04/01/46	8	7,459
4.50%, 05/01/46	5	4,237
4.50%, 07/01/46	2	1,481
4.50%, 09/01/46	477	452,399
4.50%, 05/01/47	41	38,512
4.50%, 06/01/47	24	22,735
4.50%, 05/01/48	246	231,355
4.50%, 06/01/48	118	110,818
4.50%, 07/01/48	100	93,933
4.50%, 10/01/48	695	652,235
4.50%, 12/01/48	167	157,224
4.50%, 01/01/49	206	193,206
5.00%, 04/01/33	217	213,864
5.00%, 09/01/47	12	11,818
5.00%, 03/01/48	65	63,311
5.00%, 04/01/48	405	390,624
5.00%, 05/01/48	48	46,592
5.00%, 07/01/48	91	87,497
5.00%, 04/01/49	47	45,750
5.00%, 09/01/53	2,006	1,902,057
5.50%, 07/01/53	9,235	8,975,354
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class A1, 2.55%, 05/25/31 (Call 02/25/32)	2,239	1,994,039
Class A2, 2.25%, 02/25/32 (Call 02/25/32)	3,000	2,450,106
Series K048, Class A2, 3.28%, 06/25/25 (Call 08/25/25), (1-day SOFR + 2.127%)(a)	1,610	1,573,815
Series K053, Class A2, 3.00%, 12/25/25 (Call 01/25/26)	3,000	2,894,241
Series K064, Class A2, 3.22%, 03/25/27 (Call 05/25/27)	3,000	2,843,994
Series K069, Class A2, 3.19%, 09/25/27 (Call 10/25/27), (1-day SOFR + 2.127%)(a)	6,000	5,636,383
Series K073, Class A2, 3.35%, 01/25/28 (Call 10/25/28)	1,000	939,070
Series K075, Class A2, 3.65%, 02/25/28 (Call 05/25/28), (1-day SOFR + 2.127%)(a)	3,065	2,901,801
Series K086, Class A2, 3.86%, 11/25/28 (Call 11/25/28), (1-day SOFR + 2.127%)(a)	1,000	946,563
Series K089, Class A2, 3.56%, 01/25/29 (Call 04/25/29)	2,000	1,866,539
Series K100, Class A2, 2.67%, 09/25/29 (Call 10/25/29)	7,000	6,195,354
Series K101, Class A2, 2.52%, 10/25/29 (Call 01/25/30)	2,000	1,754,148
Series K106, Class A2, 2.07%, 01/25/30 (Call 02/25/30)	3,170	2,692,945
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	3,000	2,465,293
Series K110, Class A2, 1.48%, 04/25/30 (Call 05/25/30)	660	539,513
Series K116, Class A2, 1.38%, 07/25/30 (Call 09/25/30)	7,091	5,689,715
Series K125, Class A2, 1.85%, 01/25/31 (Call 01/25/31)	5,000	4,074,437

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K130, Class A2, 1.72%, 06/25/31 (Call 07/25/31)	$3,500	$2,799,290
Series K150, 3.71%, 09/25/32 (Call 10/25/32), (1-day SOFR + 2.127%)(a)	11,000	9,924,763
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 10/25/34)	910	798,412
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 10/25/34)	720	598,783
Series K739, Class A2, 1.34%, 09/25/27 (Call 09/25/27)	2,780	2,474,010
Federal National Mortgage Association
2.00%, 09/01/36	2,418	2,125,421
3.00%, 11/01/38	630	572,359
3.00%, 02/01/47	308	265,527
3.50%, 07/01/48	2,452	2,170,363
3.50%, 11/01/51	1,161	1,009,087
4.00%, 02/01/47	580	532,718
4.00%, 06/01/49	1,926	1,758,730
4.00%, 01/01/57	448	405,105
4.00%, 02/01/57	502	453,895
4.50%, 09/01/52	3,510	3,262,610
5.00%, 06/01/53	23,671	22,461,922
5.00%, 09/01/53	6,841	6,485,557
5.50%, 01/01/53	1,340	1,306,924
Series 2017-M7, Class A2, 2.96%, 02/25/27, (1-day SOFR + 2.127%)(a)	4,119	3,884,744
Series 2018-M10, Class A2, 3.47%, 07/25/28, (1-day SOFR + 2.127%)(a)	2,744	2,574,397
Series 2018-M12, Class A2, 3.76%, 08/25/30, (1-day SOFR + 2.127%)(a)	2,950	2,707,852
Series 2018-M3, Class A2, 3.17%, 02/25/30, (1-day SOFR + 2.127%)(a)	8,102	7,329,539
Series 2019-M2, Class A2, 3.75%, 11/25/28, (1-day SOFR + 2.127%)(a)	1,805	1,701,372
Series 2021-M13, Class A2, 1.66%, 04/25/31, (1-day SOFR + 2.127%)(a)	17,050	13,546,307
Series 2021-M17, Class A2, 1.71%, 07/25/31, (1-day SOFR + 2.127%)(a)	5,000	3,984,213
Series 2022-M1, Class A2, 1.72%, 10/25/31, (1-day SOFR + 2.127%)(a)	9,890	7,777,227
Freddie Mac Multifamily Structured Pass Through Certificates
2.12%, 03/25/29 (Call 09/25/29), (1-day SOFR + 2.127%)(a)	15,000	13,130,705
Series A2, 2.28%, 07/25/26 (Call 08/25/26)	9,000	8,480,151
Series K040, Class A2, 3.24%, 09/25/24 (Call 10/25/24)	3,085	3,057,662
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	3,600	3,425,428
Series K730, Class A2, 3.59%, 01/25/25 (Call 02/25/25), (1-day SOFR + 2.127%)(a)	1,893	1,867,311
Freddie Mac Pool
2.00%, 02/01/51	7,968	6,072,134
2.50%, 04/01/52	5,954	4,751,290
3.00%, 02/01/43	1,158	1,005,223
4.50%, 11/01/47	1,388	1,316,461
5.00%, 03/01/54	1,265	1,208,099
6.00%, 11/01/53	975	974,180
6.50%, 05/01/54	3,431	3,494,274
Government National Mortgage Association
1.50%, 10/20/51	5,298	3,985,821
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 07/20/50	$839	$663,160
2.00%, 08/20/50	18,468	14,589,043
2.00%, 09/20/50	11,779	9,302,797
2.00%, 10/20/50	1,285	1,014,156
2.00%, 11/20/50	5,691	4,492,158
2.00%, 12/20/50	21,453	16,928,270
2.00%, 01/20/51	13,517	10,663,313
2.00%, 02/20/51	43,534	34,350,415
2.00%, 10/20/51	40,560	31,953,397
2.00%, 11/20/51	4,284	3,374,099
2.00%, 12/20/51	48,561	38,241,661
2.00%, 01/20/52	23,378	18,406,482
2.00%, 03/20/52	28,996	22,823,414
2.00%, 04/20/52	9,813	7,722,820
2.00%, 06/20/52	5,570	4,390,844
2.00%, 05/15/54(m)	23,217	18,266,369
2.50%, 05/20/45	52	43,386
2.50%, 12/20/46	654	545,881
2.50%, 01/20/47	231	192,795
2.50%, 06/20/50	14,928	12,289,600
2.50%, 08/20/50	2,519	2,037,928
2.50%, 09/20/50	3,749	3,031,875
2.50%, 01/20/51	10,338	8,488,106
2.50%, 02/20/51	36,617	30,116,453
2.50%, 05/20/51	20,385	16,754,786
2.50%, 07/20/51	10,643	8,743,841
2.50%, 08/20/51	36,919	30,324,024
2.50%, 09/20/51	4,017	3,298,937
2.50%, 11/20/51	38,484	31,587,655
2.50%, 12/20/51	35,433	29,083,359
2.50%, 02/20/52	13,089	10,738,329
2.50%, 03/20/52	16,109	13,216,352
2.50%, 04/20/52	17,836	14,631,128
2.50%, 05/20/52	4,058	3,329,048
2.50%, 07/20/52	1,324	1,088,087
2.50%, 08/20/52	3,419	2,804,304
2.50%, 05/20/54(m)	52,930	43,385,922
3.00%, 01/20/43	545	475,794
3.00%, 03/15/43	7	6,122
3.00%, 11/20/43	18	15,840
3.00%, 12/20/43	22	19,036
3.00%, 03/20/45	959	831,455
3.00%, 05/20/45	859	743,999
3.00%, 06/20/45	68	59,331
3.00%, 07/20/45	848	735,190
3.00%, 10/20/45	199	172,684
3.00%, 11/20/45	21	18,357
3.00%, 12/20/45	41	35,922
3.00%, 02/20/46	700	606,948
3.00%, 03/20/46	5,481	4,736,688
3.00%, 04/20/46	586	506,628
3.00%, 05/20/46	522	450,915
3.00%, 06/20/46	599	517,264
3.00%, 07/20/46	875	756,006
3.00%, 08/20/46	1,401	1,210,727
3.00%, 09/20/46	1,073	927,059
3.00%, 11/20/46	373	322,386
3.00%, 12/15/46	622	528,731
3.00%, 12/20/46	1,145	989,513
3.00%, 02/15/47	863	746,031
3.00%, 02/20/47	524	453,206
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 03/20/47	$121	$104,944
3.00%, 06/20/47	379	326,772
3.00%, 07/20/47	34	29,013
3.00%, 10/20/47	1,232	1,062,950
3.00%, 11/20/47	749	646,009
3.00%, 02/20/48	261	225,531
3.00%, 07/20/49	2,083	1,789,644
3.00%, 09/20/49	216	185,860
3.00%, 10/15/49	781	667,518
3.00%, 12/20/49	1,699	1,456,437
3.00%, 01/20/50	11,916	10,221,509
3.00%, 02/20/50	2,408	2,065,036
3.00%, 07/20/50	2,907	2,487,450
3.00%, 08/20/50	2,128	1,820,316
3.00%, 08/20/51	26,147	22,290,877
3.00%, 09/20/51	7,860	6,699,319
3.00%, 10/20/51	39,753	33,871,733
3.00%, 11/20/51	19,132	16,297,364
3.00%, 12/20/51	11,563	9,846,558
3.00%, 02/20/52	15,779	13,429,482
3.00%, 03/20/52	8,929	7,520,002
3.00%, 05/20/52	3,582	3,046,870
3.00%, 06/20/52	7,089	6,029,750
3.00%, 07/20/52	7,026	5,976,339
3.00%, 09/20/52	4,014	3,413,856
3.00%, 05/20/54(m)	31,117	26,467,755
3.50%, 09/20/42	438	394,973
3.50%, 10/20/42	8,375	7,557,779
3.50%, 11/20/42	474	427,505
3.50%, 12/20/42	360	324,783
3.50%, 06/15/43	399	357,987
3.50%, 10/20/44	57	50,889
3.50%, 12/20/44	110	99,016
3.50%, 02/20/45	528	475,336
3.50%, 04/20/45	414	372,157
3.50%, 05/20/45	1,872	1,685,012
3.50%, 06/20/45	264	236,646
3.50%, 09/20/45	6,371	5,721,456
3.50%, 10/20/45	49	44,059
3.50%, 11/20/45	403	361,860
3.50%, 12/20/45	397	356,249
3.50%, 03/20/46	917	818,964
3.50%, 04/20/46	377	336,770
3.50%, 06/20/46	1,607	1,434,661
3.50%, 11/20/46	48	42,832
3.50%, 12/20/46	548	490,153
3.50%, 01/20/47	151	135,157
3.50%, 02/20/47	698	623,021
3.50%, 03/20/47	939	837,159
3.50%, 04/20/47	166	148,010
3.50%, 05/20/47	9,782	8,719,983
3.50%, 06/20/47	175	156,079
3.50%, 08/20/47	1,168	1,041,354
3.50%, 09/20/47	9,305	8,294,813
3.50%, 10/20/47	7,762	6,919,148
3.50%, 11/20/47	816	727,950
3.50%, 12/20/47	458	406,227
3.50%, 01/20/48	199	177,054
3.50%, 02/20/48	2,567	2,288,414
3.50%, 04/20/48	1,785	1,589,990
3.50%, 05/20/48	878	782,476
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/48	$586	$521,593
3.50%, 09/20/48	92	81,941
3.50%, 01/20/49	266	236,819
3.50%, 03/20/49	8,374	7,457,665
3.50%, 09/20/49	4,878	4,331,278
3.50%, 10/20/49	3,062	2,718,806
3.50%, 12/20/49	1,618	1,436,992
3.50%, 01/20/50	505	448,383
3.50%, 03/20/50	879	780,555
3.50%, 05/20/50	1,214	1,077,557
3.50%, 08/20/50	1,713	1,518,808
3.50%, 01/20/52	18,678	16,472,410
3.50%, 02/20/52	7,999	7,053,912
3.50%, 03/20/52(m)	34,213	30,134,045
3.50%, 05/20/52	13,231	11,656,155
3.50%, 08/20/52	1,949	1,716,395
3.50%, 09/20/52	1,070	942,211
3.50%, 10/20/52	3,463	3,049,985
3.50%, 01/20/53	14,132	12,446,549
4.00%, 08/20/45	316	291,731
4.00%, 09/20/45	105	97,349
4.00%, 10/20/45	5	4,199
4.00%, 01/20/46	18	16,501
4.00%, 03/20/46	226	208,487
4.00%, 07/20/46	20	18,445
4.00%, 09/20/46	5	4,668
4.00%, 11/20/46	53	49,220
4.00%, 12/15/46	36	33,541
4.00%, 04/20/47	783	720,355
4.00%, 07/20/47	1,824	1,677,876
4.00%, 08/20/47	79	72,402
4.00%, 11/20/47	644	592,686
4.00%, 03/20/48	1,053	968,845
4.00%, 04/20/48	521	477,982
4.00%, 05/15/48	126	114,950
4.00%, 05/20/48	1,027	943,122
4.00%, 08/20/48	1,004	921,593
4.00%, 09/20/48	422	387,756
4.00%, 11/20/48	137	125,190
4.00%, 01/20/49	2,929	2,688,665
4.00%, 02/20/49	4,993	4,583,945
4.00%, 03/20/49	4,141	3,801,560
4.00%, 09/15/49	147	134,722
4.00%, 01/20/50	16,106	14,768,581
4.00%, 02/20/50	4,500	4,126,190
4.00%, 07/20/52	2,020	1,832,677
4.00%, 08/20/52	7,716	6,990,316
4.00%, 09/20/52	29,509	26,734,387
4.00%, 12/20/52	5,595	5,068,626
4.00%, 03/20/53	2,700	2,445,998
4.00%, 05/20/54(m)	20,457	18,536,533
4.50%, 04/15/40	10	9,508
4.50%, 07/20/41	1,725	1,655,264
4.50%, 11/20/45	47	44,382
4.50%, 08/20/46	44	42,415
4.50%, 09/20/46	7	7,009
4.50%, 10/20/46	39	36,928
4.50%, 11/20/46	18	16,813
4.50%, 02/20/47	20	19,362
4.50%, 04/20/47	25	23,605
4.50%, 06/20/47	54	50,914

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 07/20/47	$2,513	$2,383,015
4.50%, 10/20/47	26	24,334
4.50%, 04/20/48	384	362,776
4.50%, 06/20/48	366	345,892
4.50%, 07/20/48	391	369,366
4.50%, 08/20/48	322	304,253
4.50%, 12/20/48	475	448,373
4.50%, 01/20/49	12,355	11,668,638
4.50%, 03/20/49	1,123	1,060,538
4.50%, 06/20/49	766	723,250
4.50%, 07/20/49	401	378,429
4.50%, 08/20/49	132	124,193
4.50%, 12/20/50	7,329	6,922,298
4.50%, 05/20/52	441	411,490
4.50%, 07/20/52	4,581	4,273,410
4.50%, 08/20/52	26,748	24,971,175
4.50%, 09/20/52	560	522,499
4.50%, 04/20/53	15,557	14,491,274
4.50%, 06/20/53	7,647	7,122,892
4.50%, 05/20/54(m)	23,756	22,122,536
5.00%, 07/20/46	12	11,850
5.00%, 03/20/48	84	82,045
5.00%, 04/20/48	250	243,962
5.00%, 05/20/48	111	108,023
5.00%, 11/20/48	132	127,782
5.00%, 12/20/48	184	178,403
5.00%, 01/20/49	366	354,977
5.00%, 04/20/49	32	30,950
5.00%, 05/20/49	47	45,279
5.00%, 06/20/49	1,249	1,212,501
5.00%, 07/20/52	1,286	1,231,914
5.00%, 09/20/52	5,239	5,020,163
5.00%, 12/20/52	14,302	13,703,971
5.00%, 01/20/53	11,350	10,876,141
5.00%, 04/20/53	6,588	6,305,329
5.00%, 07/20/53	13,881	13,285,380
5.00%, 10/20/53	6,985	6,685,554
5.00%, 05/15/54(m)	44,684	42,770,867
5.50%, 04/20/48	17	17,097
5.50%, 12/20/52	15,070	14,795,660
5.50%, 01/20/53	8,332	8,174,509
5.50%, 03/20/53	8,201	8,042,760
5.50%, 04/20/53	21,161	20,753,268
5.50%, 06/20/53	5,942	5,827,912
5.50%, 07/20/53	5,723	5,637,970
5.50%, 09/20/53	21,059	20,653,457
5.50%, 05/15/54(m)	5,000	4,901,617
6.00%, 02/20/53	1,708	1,713,365
6.00%, 09/20/53	5,758	5,775,223
6.00%, 10/20/53	8,688	8,714,029
6.00%, 11/20/53	7,857	7,880,170
6.00%, 01/20/54	7,403	7,425,006
6.00%, 05/15/54(m)	42,775	42,882,793
6.50%, 10/20/53	691	700,249
6.50%, 12/20/53	16,516	16,727,252
6.50%, 01/20/54	17,865	18,093,540
6.50%, 02/20/54	2,139	2,166,455
6.50%, 04/20/54	14,097	14,296,471
6.50%, 05/15/54(m)	24,721	25,029,789
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	2,988	2,529,303
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 10/01/36	$2,962	$2,509,323
1.50%, 11/01/36	2,726	2,310,780
1.50%, 02/01/37	19,096	16,112,924
1.50%, 03/01/37	29,627	24,964,205
1.50%, 04/01/37	4,086	3,443,033
1.50%, 08/01/37	1,159	978,329
1.50%, 05/15/39(m)	47,499	39,932,677
1.50%, 11/01/50	4,295	3,092,320
1.50%, 04/01/51	4,402	3,165,716
1.50%, 05/01/51	25,953	18,663,818
1.50%, 07/01/51	19,284	13,867,288
1.50%, 11/01/51	13,381	9,616,676
1.50%, 04/01/52	6,342	4,559,184
1.50%, 05/13/54(m)	10,325	7,396,989
2.00%, 12/01/35	7,701	6,700,573
2.00%, 02/01/36	42,160	36,742,738
2.00%, 03/01/36	8,163	7,095,995
2.00%, 05/01/36	12,702	11,045,795
2.00%, 06/01/36	27,160	23,576,062
2.00%, 07/01/36	1,055	915,091
2.00%, 08/01/36	10,085	8,747,283
2.00%, 09/01/36	17,160	14,857,628
2.00%, 10/01/36	3,438	2,978,302
2.00%, 11/01/36	8,305	7,194,536
2.00%, 12/01/36	12,186	10,547,944
2.00%, 01/01/37	21,664	18,753,737
2.00%, 02/01/37	19,601	16,950,304
2.00%, 03/01/37	6,888	5,950,670
2.00%, 04/01/37	38,829	33,568,443
2.00%, 05/01/37	18,296	15,800,754
2.00%, 06/01/37	17,531	15,139,350
2.00%, 05/15/39(m)	55,723	47,995,748
2.00%, 05/01/50	13,331	10,337,310
2.00%, 07/01/50	11,697	8,924,803
2.00%, 08/01/50	5,746	4,407,666
2.00%, 09/01/50	28,178	21,515,472
2.00%, 10/01/50	18,145	13,847,002
2.00%, 11/01/50	6,542	4,981,089
2.00%, 12/01/50	25,690	19,736,029
2.00%, 01/01/51	20,884	15,968,240
2.00%, 02/01/51	67,167	51,174,255
2.00%, 03/01/51	80,463	61,264,336
2.00%, 04/01/51	26,618	20,307,318
2.00%, 05/01/51	29,339	22,345,401
2.00%, 06/01/51	37,811	28,836,110
2.00%, 07/01/51	24,490	18,644,918
2.00%, 08/01/51	64,777	49,155,512
2.00%, 10/01/51	85,760	65,280,655
2.00%, 11/01/51	61,807	47,064,009
2.00%, 11/01/51(n)	89,924	68,105,504
2.00%, 12/01/51	117,745	89,561,812
2.00%, 01/01/52	45,406	34,464,279
2.00%, 01/01/52(n)	54,426	41,236,766
2.00%, 02/01/52	101,186	76,506,152
2.00%, 03/01/52	73,002	55,240,862
2.00%, 03/01/52(n)	98,852	74,775,159
2.00%, 04/01/52	2,562	1,939,510
2.00%, 05/01/52	6,130	4,647,938
2.00%, 06/01/52	26,512	20,029,184
2.00%, 10/01/52	26,400	19,986,406
2.00%, 05/13/54(m)	58,600	44,225,224
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.50%, 12/01/29	$34	$32,848
2.50%, 03/01/30	56	52,740
2.50%, 07/01/30	53	49,273
2.50%, 08/01/30	16	15,063
2.50%, 12/01/30	21	19,245
2.50%, 01/01/31	16	15,150
2.50%, 05/01/31	1,672	1,549,420
2.50%, 09/01/31	191	175,677
2.50%, 10/01/31	1,198	1,115,269
2.50%, 12/01/31	309	285,657
2.50%, 01/01/32	1,323	1,222,340
2.50%, 02/01/32	267	247,031
2.50%, 03/01/32	268	247,019
2.50%, 04/01/32	1,717	1,589,826
2.50%, 10/01/32	42	38,203
2.50%, 01/01/33	1,735	1,630,731
2.50%, 11/01/34	1,981	1,772,486
2.50%, 01/01/35	5,991	5,360,565
2.50%, 07/01/35	2,293	2,050,945
2.50%, 10/01/35	11,964	10,684,619
2.50%, 03/01/36	7,388	6,586,783
2.50%, 05/01/36	14,552	12,918,663
2.50%, 06/01/36	7,772	6,901,125
2.50%, 07/01/36	14,188	12,611,681
2.50%, 08/01/36	2,104	1,873,028
2.50%, 03/01/37	10,206	9,065,985
2.50%, 04/01/37	7,102	6,310,257
2.50%, 05/01/37	17,845	15,841,232
2.50%, 06/01/37	4,680	4,154,402
2.50%, 05/15/39(m)	48,649	43,068,758
2.50%, 04/01/47	900	737,433
2.50%, 05/01/50	16,163	12,928,105
2.50%, 06/01/50	927	734,752
2.50%, 07/01/50	1,631	1,322,862
2.50%, 08/01/50	2,109	1,697,684
2.50%, 09/01/50	15,135	12,174,683
2.50%, 10/01/50	10,961	8,834,223
2.50%, 11/01/50	26,345	21,005,562
2.50%, 12/01/50	42,357	33,643,105
2.50%, 01/01/51	11,417	9,104,121
2.50%, 02/01/51	6,733	5,377,970
2.50%, 03/01/51	12,337	9,870,200
2.50%, 04/01/51	2,599	2,061,220
2.50%, 07/01/51	21,678	17,316,057
2.50%, 08/01/51	46,916	37,662,395
2.50%, 09/01/51	50,092	40,063,509
2.50%, 10/01/51	24,713	19,759,932
2.50%, 11/01/51	28,575	22,751,411
2.50%, 12/01/51	114,371	91,140,564
2.50%, 01/01/52	83,942	66,784,531
2.50%, 02/01/52	51,368	40,825,422
2.50%, 03/01/52	98,268	78,091,227
2.50%, 04/01/52	130,770	103,962,080
2.50%, 05/01/52	17,045	13,509,137
2.50%, 07/01/52	32,507	25,783,848
2.50%, 04/01/53	27,631	21,897,261
2.50%, 05/15/54(m)	114,950	90,931,883
3.00%, 10/01/27	27	26,118
3.00%, 03/01/30	6,907	6,595,767
3.00%, 04/01/30	48	45,370
3.00%, 07/01/30	42	39,777
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 08/01/30	$153	$144,532
3.00%, 09/01/30	200	189,136
3.00%, 10/01/30	91	85,597
3.00%, 11/01/30	20	18,613
3.00%, 12/01/30	50	46,654
3.00%, 01/01/31	806	764,651
3.00%, 02/01/31	302	286,001
3.00%, 03/01/31	96	90,265
3.00%, 04/01/31	35	33,266
3.00%, 06/01/31	214	200,820
3.00%, 09/01/31	80	75,443
3.00%, 10/01/31	17	16,167
3.00%, 01/01/32	235	221,235
3.00%, 02/01/32	791	743,043
3.00%, 03/01/32	31	29,288
3.00%, 06/01/32	262	246,466
3.00%, 08/01/32	160	149,587
3.00%, 11/01/32	262	245,171
3.00%, 12/01/32	430	400,350
3.00%, 02/01/33	299	279,356
3.00%, 10/01/33	237	220,500
3.00%, 07/01/34	154	141,023
3.00%, 09/01/34	7,708	7,075,875
3.00%, 11/01/34	194	177,671
3.00%, 12/01/34	1,561	1,433,519
3.00%, 03/01/35	455	417,782
3.00%, 07/01/35	362	332,374
3.00%, 10/01/35	2,373	2,177,509
3.00%, 12/01/35	2,403	2,230,739
3.00%, 01/01/37	168	152,170
3.00%, 02/01/37	2,249	2,049,582
3.00%, 04/01/37	4,445	4,037,599
3.00%, 07/01/37	3,928	3,580,994
3.00%, 09/01/37	1,461	1,330,837
3.00%, 05/15/39(m)	46,922	42,562,966
3.00%, 11/01/42	81	70,675
3.00%, 12/01/42	215	186,456
3.00%, 03/01/43	216	187,002
3.00%, 09/01/43	207	179,468
3.00%, 01/01/44	287	248,136
3.00%, 10/01/44	2,677	2,315,876
3.00%, 01/01/45	92	79,250
3.00%, 03/01/45	699	604,478
3.00%, 05/01/45	300	259,745
3.00%, 11/01/45	34	29,190
3.00%, 07/01/46	4,007	3,417,416
3.00%, 08/01/46	497	423,960
3.00%, 10/01/46	38	32,294
3.00%, 11/01/46	4,075	3,472,809
3.00%, 12/01/46	4,704	4,005,045
3.00%, 01/01/47	1,485	1,265,685
3.00%, 02/01/47	2,155	1,835,092
3.00%, 03/01/47	1,475	1,255,144
3.00%, 05/01/47	44	37,653
3.00%, 07/01/47	676	575,345
3.00%, 08/01/47	229	194,718
3.00%, 12/01/47	303	259,499
3.00%, 03/01/48	258	219,566
3.00%, 04/01/48	12,572	10,875,884
3.00%, 02/01/49	24,668	21,038,178
3.00%, 09/01/49	1,707	1,443,827

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/49	$254	$215,009
3.00%, 12/01/49	1,899	1,593,438
3.00%, 01/01/50	5,565	4,664,020
3.00%, 02/01/50	547	453,833
3.00%, 03/01/50	1,160	972,724
3.00%, 04/01/50	742	622,181
3.00%, 06/01/50	17,960	14,948,992
3.00%, 07/01/50	12,904	10,802,551
3.00%, 08/01/50	13,255	11,175,491
3.00%, 09/01/50	2,287	1,913,378
3.00%, 10/01/50	13,701	11,400,525
3.00%, 11/01/50	4,125	3,452,031
3.00%, 12/01/50	1,951	1,631,875
3.00%, 01/01/51	5,952	4,987,374
3.00%, 04/01/51	28,901	23,882,456
3.00%, 05/01/51	13,522	11,361,808
3.00%, 06/01/51	40,787	33,957,066
3.00%, 07/01/51	29,463	24,629,755
3.00%, 08/01/51	22,018	18,407,565
3.00%, 11/01/51	7,922	6,575,428
3.00%, 01/01/52	9,854	8,142,945
3.00%, 02/01/52	16,650	13,874,132
3.00%, 02/25/52(m)	96,751	79,876,490
3.00%, 03/01/52	40,902	33,993,620
3.00%, 04/01/52	55,519	46,188,212
3.00%, 05/01/52	21,670	17,997,486
3.00%, 10/01/52	7,169	5,926,456
3.50%, 01/01/27	1	1,315
3.50%, 12/01/29	6	5,864
3.50%, 07/01/30	102	98,097
3.50%, 10/01/30	10	9,624
3.50%, 03/01/31	72	68,814
3.50%, 06/01/31	83	79,006
3.50%, 01/01/32	49	46,429
3.50%, 05/01/32	71	67,054
3.50%, 06/01/32	93	88,166
3.50%, 07/01/32	45	42,448
3.50%, 08/01/32	23	21,483
3.50%, 09/01/32	155	147,435
3.50%, 10/01/32	75	71,202
3.50%, 11/01/32	51	48,061
3.50%, 03/01/33	210	198,711
3.50%, 04/01/33	252	238,727
3.50%, 05/01/33	129	121,741
3.50%, 06/01/33	340	321,161
3.50%, 02/01/34	1,627	1,540,877
3.50%, 07/01/34	326	316,384
3.50%, 08/01/34	391	367,343
3.50%, 01/01/35	269	252,344
3.50%, 04/01/37	2,190	2,041,094
3.50%, 07/01/38	18,624	17,307,009
3.50%, 05/15/39(m)	26,701	24,778,984
3.50%, 09/01/42	5,845	5,238,168
3.50%, 10/01/44	394	352,522
3.50%, 02/01/45	292	261,604
3.50%, 03/01/45	95	83,293
3.50%, 05/01/45	41	36,334
3.50%, 07/01/45	16,222	14,359,696
3.50%, 08/01/45	196	174,400
3.50%, 10/01/45	121	108,107
3.50%, 11/01/45	55	48,533
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/01/45	$939	$831,557
3.50%, 01/01/46	467	417,564
3.50%, 02/01/46	199	176,577
3.50%, 03/01/46	1,014	902,074
3.50%, 04/01/46	13	11,273
3.50%, 05/01/46	28	25,264
3.50%, 06/01/46	34	29,918
3.50%, 07/01/46	121	107,500
3.50%, 08/01/46	106	93,532
3.50%, 09/01/46	257	225,387
3.50%, 10/01/46	325	288,243
3.50%, 11/01/46	62	55,234
3.50%, 12/01/46	2,103	1,862,070
3.50%, 01/01/47	1,936	1,715,775
3.50%, 02/01/47	129	114,364
3.50%, 04/01/47	316	279,436
3.50%, 05/01/47	212	187,215
3.50%, 06/01/47	138	122,365
3.50%, 07/01/47	3,289	2,897,174
3.50%, 08/01/47	410	361,721
3.50%, 09/01/47	20,748	18,254,437
3.50%, 10/01/47	9,596	8,449,113
3.50%, 11/01/47	6,551	5,767,910
3.50%, 12/01/47	306	269,524
3.50%, 01/01/48	6,419	5,653,734
3.50%, 02/01/48	8,676	7,645,931
3.50%, 03/01/48	115	100,925
3.50%, 04/01/48	650	572,878
3.50%, 05/01/48	7,581	6,663,214
3.50%, 06/01/48	480	421,394
3.50%, 07/01/48	889	783,205
3.50%, 11/01/48	169	148,427
3.50%, 01/01/49	857	754,367
3.50%, 02/01/49	2,508	2,221,790
3.50%, 03/01/49	328	289,079
3.50%, 04/01/49	186	164,786
3.50%, 06/01/49	24,331	21,405,114
3.50%, 07/01/49	1,747	1,525,822
3.50%, 09/01/49	8,553	7,467,750
3.50%, 04/01/50	4,874	4,282,433
3.50%, 05/01/50	21,242	18,528,697
3.50%, 06/01/50	3,007	2,621,667
3.50%, 07/01/50	4,776	4,165,001
3.50%, 10/01/50	22,659	19,784,722
3.50%, 02/01/51	21,043	18,373,123
3.50%, 10/01/51	5,339	4,692,151
3.50%, 03/25/52(m)	36,420	31,388,168
3.50%, 04/01/52	31,654	27,593,570
3.50%, 05/01/52	30,574	26,421,554
3.50%, 06/01/52	43,001	37,343,911
3.50%, 07/01/52	12,893	11,165,806
4.00%, 07/01/29	63	62,022
4.00%, 07/01/32	93	91,468
4.00%, 05/01/33	200	192,374
4.00%, 06/01/33	87	83,302
4.00%, 07/01/33	57	55,123
4.00%, 12/01/33	176	173,022
4.00%, 07/01/37	1,352	1,284,464
4.00%, 08/01/37	1,359	1,292,309
4.00%, 09/01/37	1,879	1,785,601
4.00%, 11/01/37	2,679	2,544,973
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/01/38	$1,417	$1,346,783
4.00%, 04/01/38	969	920,327
4.00%, 05/01/38	2,196	2,085,646
4.00%, 06/01/38	1,138	1,079,787
4.00%, 07/01/38	4,450	4,226,542
4.00%, 11/01/38	763	724,731
4.00%, 05/15/39(m)	16,562	15,715,696
4.00%, 06/01/42	1,873	1,733,516
4.00%, 10/01/44	4	3,798
4.00%, 12/01/44	64	59,104
4.00%, 01/01/45	558	514,277
4.00%, 02/01/45	178	163,483
4.00%, 03/01/45	159	145,521
4.00%, 05/01/45	94	86,348
4.00%, 06/01/45	308	282,626
4.00%, 07/01/45	27	25,111
4.00%, 08/01/45	20	18,656
4.00%, 09/01/45	31	28,771
4.00%, 01/01/46	37	34,054
4.00%, 04/01/46	8	7,007
4.00%, 06/01/46	927	852,556
4.00%, 07/01/46	158	144,376
4.00%, 08/01/46	8	7,253
4.00%, 10/01/46	182	167,914
4.00%, 02/01/47	107	97,661
4.00%, 03/01/47	133	120,922
4.00%, 04/01/47	336	306,083
4.00%, 05/01/47	188	172,121
4.00%, 06/01/47	192	175,450
4.00%, 07/01/47	1,598	1,454,326
4.00%, 08/01/47	402	366,990
4.00%, 09/01/47	2,256	2,056,760
4.00%, 10/01/47	1,081	987,990
4.00%, 11/01/47	332	302,074
4.00%, 12/01/47	338	309,730
4.00%, 01/01/48	1,149	1,047,748
4.00%, 04/01/48	221	200,584
4.00%, 05/01/48	14,156	12,868,517
4.00%, 06/01/48	4,811	4,378,429
4.00%, 07/01/48	28	25,343
4.00%, 09/01/48	6,987	6,351,106
4.00%, 10/01/48	349	317,394
4.00%, 11/01/48	390	354,245
4.00%, 12/01/48	212	192,697
4.00%, 01/01/49	191	174,285
4.00%, 02/01/49	133	120,563
4.00%, 03/01/49	664	603,092
4.00%, 04/01/49	676	616,757
4.00%, 05/01/49	484	441,569
4.00%, 06/01/49	918	836,437
4.00%, 07/01/49	12,387	11,263,222
4.00%, 11/01/49	1,799	1,627,013
4.00%, 12/01/49	261	237,222
4.00%, 01/01/50	3,109	2,826,222
4.00%, 02/01/50	87	78,613
4.00%, 04/01/50	25,851	23,444,292
4.00%, 05/01/50	6,543	5,929,856
4.00%, 05/01/51	1,705	1,549,561
4.00%, 04/01/52	3,549	3,175,955
4.00%, 05/01/52	9,400	8,425,177
4.00%, 06/01/52	12,239	10,960,856
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/25/52(m)	$53,267	$47,637,593
4.00%, 07/01/52	32,302	28,960,389
4.00%, 08/01/52	42,064	37,671,751
4.00%, 09/01/52	3,771	3,375,184
4.00%, 10/01/52	6,464	5,832,876
4.00%, 12/01/52	9,271	8,289,257
4.00%, 02/01/53	31,973	28,963,135
4.50%, 05/15/39(m)	960	928,149
4.50%, 06/01/41	10	9,311
4.50%, 01/01/42	8	7,739
4.50%, 09/01/42	38	35,835
4.50%, 08/01/43	110	104,289
4.50%, 04/01/44	120	113,594
4.50%, 02/01/45	41	38,428
4.50%, 08/01/45	52	49,404
4.50%, 12/01/45	38	35,788
4.50%, 02/01/46	333	318,749
4.50%, 08/01/46	4	3,801
4.50%, 10/01/46	14	12,691
4.50%, 01/01/47	5	4,255
4.50%, 03/01/47	83	77,958
4.50%, 04/01/47	286	268,837
4.50%, 06/01/47	79	74,404
4.50%, 10/01/47	400	375,766
4.50%, 01/01/48	559	525,714
4.50%, 02/01/48	562	526,936
4.50%, 03/01/48	97	90,660
4.50%, 04/01/48	23	21,100
4.50%, 05/01/48	139	130,475
4.50%, 06/01/48	163	152,705
4.50%, 07/01/48	59	55,869
4.50%, 08/01/48	661	619,222
4.50%, 10/01/48	726	681,215
4.50%, 11/01/48	243	227,876
4.50%, 12/01/48	1,005	942,497
4.50%, 01/01/49	365	342,024
4.50%, 02/01/49	401	375,542
4.50%, 04/01/49	868	813,903
4.50%, 05/01/49	600	562,656
4.50%, 09/01/50	8,857	8,303,012
4.50%, 05/01/52	2,791	2,611,403
4.50%, 06/01/52	15,940	14,717,655
4.50%, 07/01/52	15,355	14,236,824
4.50%, 08/01/52	9,925	9,170,557
4.50%, 09/01/52	34,543	31,995,796
4.50%, 10/01/52	32,080	29,742,397
4.50%, 11/01/52	22,881	21,117,649
4.50%, 12/01/52	22,742	21,118,947
4.50%, 08/01/53	3,284	3,034,391
4.50%, 05/13/54(m)	35,471	32,683,485
5.00%, 05/15/39(m)	293	287,624
5.00%, 06/01/39	6	5,996
5.00%, 02/01/41	19	18,843
5.00%, 04/01/41	299	292,576
5.00%, 10/01/41	11	10,410
5.00%, 01/01/42	41	39,583
5.00%, 05/01/42	22	21,855
5.00%, 09/01/47	19	18,432
5.00%, 03/01/48	171	164,831
5.00%, 04/01/48	499	479,712
5.00%, 05/01/48	70	66,349

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/48	$130	$125,605
5.00%, 09/01/48	97	93,313
5.00%, 01/01/49	240	230,804
5.00%, 04/01/49	547	526,412
5.00%, 06/01/50	2,312	2,226,745
5.00%, 08/01/52	3,213	3,062,782
5.00%, 09/01/52	6,889	6,585,399
5.00%, 10/01/52	9,818	9,359,735
5.00%, 11/01/52	9,216	8,792,418
5.00%, 12/01/52	6,136	5,865,001
5.00%, 01/01/53	26,828	25,510,627
5.00%, 02/01/53	5,755	5,459,327
5.00%, 03/01/53	3,981	3,815,197
5.00%, 04/01/53	28,287	26,818,624
5.00%, 05/01/53	7,115	6,752,934
5.00%, 06/01/53	15,758	14,991,513
5.00%, 07/01/53	9,274	8,794,954
5.00%, 08/01/53	4,414	4,185,148
5.00%, 09/01/53	4,779	4,530,612
5.00%, 05/15/54(m)	36,311	34,405,365
5.50%, 09/01/41	517	516,564
5.50%, 01/01/47	421	422,234
5.50%, 09/01/52	3,481	3,434,478
5.50%, 11/01/52	4,581	4,481,508
5.50%, 12/01/52	15,358	15,042,839
5.50%, 01/01/53	20,329	19,934,760
5.50%, 02/01/53	14,637	14,267,289
5.50%, 03/01/53	10,497	10,272,657
5.50%, 04/01/53	32,941	32,101,045
5.50%, 05/01/53	23,205	22,561,388
5.50%, 06/01/53	9,683	9,441,496
5.50%, 08/01/53	2,911	2,827,381
5.50%, 10/01/53	2,993	2,928,859
5.50%, 11/01/53	8,447	8,256,198
5.50%, 02/01/54	4,286	4,161,328
5.50%, 03/01/54	12,473	12,122,847
5.50%, 05/15/54(m)	35,450	34,406,031
6.00%, 07/01/41	73	74,633
6.00%, 02/01/49	185	189,946
6.00%, 01/01/53	1,480	1,481,451
6.00%, 06/01/53	2,557	2,545,493
6.00%, 07/01/53	4,577	4,535,863
6.00%, 08/01/53	29,282	29,190,529
6.00%, 09/01/53	21,385	21,265,750
6.00%, 10/01/53	11,800	11,713,810
6.00%, 11/01/53	36,590	36,359,214
6.00%, 12/01/53	8,457	8,418,645
6.00%, 02/01/54	10,686	10,617,177
6.00%, 04/01/54	5,598	5,557,955
6.00%, 05/01/54	4,508	4,511,688
6.00%, 05/15/54(m)	44,400	43,987,223
6.50%, 07/01/53	1,895	1,929,689
6.50%, 09/01/53	12,886	13,043,589
6.50%, 10/01/53	20,498	20,818,208
6.50%, 11/01/53	31,590	31,954,139
6.50%, 12/01/53	37,047	37,618,340
6.50%, 01/01/54	8,556	8,668,689
6.50%, 02/01/54	8,714	8,874,417
6.50%, 03/01/54	4,737	4,790,407
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.50%, 04/01/54	$2,266	$2,290,526
6.50%, 05/15/54(m)	51,200	51,586,098
		6,155,706,900
U.S. Government Agency Obligations — 0.2%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	55	54,526
Federal Home Loan Banks
1.50%, 08/15/24	150	148,294
2.50%, 12/10/27	250	230,387
2.75%, 12/13/24	1,140	1,121,996
2.88%, 09/13/24	250	247,680
3.00%, 03/10/28	60	55,935
3.13%, 06/13/25	2,805	2,739,046
3.13%, 09/12/25	1,075	1,043,835
3.25%, 06/09/28	170	159,950
3.25%, 11/16/28	1,205	1,131,054
5.50%, 07/15/36	3,285	3,467,909
Federal Home Loan Mortgage Corp.
0.00%, 12/14/29(j)	200	151,914
6.25%, 07/15/32(c)	2,355	2,590,576
6.75%, 03/15/31	1,060	1,179,586
Federal National Mortgage Association
0.50%, 06/17/25	2,000	1,897,319
0.88%, 08/05/30	13,630	10,748,746
1.63%, 01/07/25	10,100	9,851,023
1.75%, 07/02/24	300	298,121
1.88%, 09/24/26	1,025	953,255
2.63%, 09/06/24	3,005	2,975,431
6.25%, 05/15/29(c)	650	692,603
6.63%, 11/15/30	1,170	1,286,546
7.25%, 05/15/30	585	660,081
Tennessee Valley Authority
0.75%, 05/15/25	50	47,710
1.50%, 09/15/31	400	314,615
2.88%, 09/15/24	350	346,615
3.50%, 12/15/42	390	309,359
5.25%, 09/15/39	890	894,358
5.88%, 04/01/36	580	622,161
7.13%, 05/01/30	145	161,656
Series A, 2.88%, 02/01/27	250	236,483
Series E, 6.75%, 11/01/25	115	117,400
		46,736,170
U.S. Government Obligations — 36.6%
U.S. Treasury Note/Bond
0.25%, 05/31/25	3,150	2,985,609
0.25%, 06/30/25	30,000	28,328,906
0.25%, 07/31/25	30,000	28,216,406
0.25%, 08/31/25	38,250	35,836,963
0.25%, 09/30/25	11,000	10,266,953
0.25%, 10/31/25	42,400	39,423,719
0.38%, 04/30/25	21,000	20,013,984
0.38%, 11/30/25	63,250	58,708,848
0.38%, 12/31/25	54,500	50,406,113
0.38%, 01/31/26	127,800	117,745,735
0.38%, 09/30/27	29,500	25,397,656
0.50%, 03/31/25	20,600	19,732,547
0.50%, 02/28/26	88,500	81,471,856
0.50%, 04/30/27	13,000	11,429,844
0.50%, 05/31/27	3,500	3,066,875
0.50%, 06/30/27	15,000	13,105,078
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.50%, 08/31/27	$22,000	$19,088,438
0.50%, 10/31/27	27,600	23,785,594
0.63%, 07/31/26	52,000	47,218,438
0.63%, 03/31/27	2,000	1,771,875
0.63%, 11/30/27	38,500	33,233,321
0.63%, 12/31/27	43,400	37,337,562
0.63%, 05/15/30	1,500	1,180,781
0.63%, 08/15/30	40,000	31,187,500
0.75%, 03/31/26	30,000	27,669,141
0.75%, 04/30/26	37,000	34,012,539
0.75%, 05/31/26	16,500	15,116,836
0.75%, 08/31/26	53,700	48,745,336
0.75%, 01/31/28	137,400	118,421,625
0.88%, 06/30/26	52,000	47,645,000
0.88%, 09/30/26	37,300	33,875,977
0.88%, 11/15/30	54,825	43,174,687
1.00%, 07/31/28	39,100	33,482,430
1.13%, 10/31/26	54,000	49,186,407
1.13%, 02/28/27	10,000	9,014,844
1.13%, 02/29/28	72,400	63,169,000
1.13%, 08/31/28	43,400	37,276,531
1.13%, 02/15/31	57,000	45,404,062
1.13%, 05/15/40	116,600	68,611,812
1.13%, 08/15/40	20,800	12,119,250
1.25%, 11/30/26	36,900	33,636,656
1.25%, 12/31/26	50,500	45,931,328
1.25%, 03/31/28	57,000	49,843,828
1.25%, 04/30/28	34,400	30,003,250
1.25%, 05/31/28	45,100	39,247,571
1.25%, 06/30/28	71,400	61,972,969
1.25%, 09/30/28	82,900	71,417,055
1.25%, 08/15/31	64,700	51,092,781
1.25%, 05/15/50	37,200	17,571,188
1.38%, 08/31/26	5,600	5,159,875
1.38%, 10/31/28	36,600	31,638,985
1.38%, 12/31/28	39,580	34,051,169
1.38%, 11/15/31	101,850	80,556,984
1.38%, 11/15/40	27,620	16,731,678
1.38%, 08/15/50	36,000	17,566,875
1.50%, 02/15/25	41,500	40,266,348
1.50%, 08/15/26	15,270	14,123,557
1.50%, 01/31/27	88,540	80,861,922
1.50%, 11/30/28	79,800	69,232,735
1.63%, 02/15/26	35,450	33,357,619
1.63%, 05/15/26	32,600	30,465,719
1.63%, 09/30/26	15,000	13,875,000
1.63%, 10/31/26	20,000	18,454,688
1.63%, 11/30/26	15,000	13,809,375
1.63%, 08/15/29	34,600	29,677,610
1.63%, 05/15/31	81,310	66,534,448
1.63%, 11/15/50	42,650	22,291,289
1.75%, 03/15/25(c)	28,740	27,884,536
1.75%, 12/31/26	20,000	18,434,375
1.75%, 01/31/29	31,500	27,523,125
1.75%, 11/15/29	20,100	17,279,719
1.75%, 08/15/41	45,700	29,005,219
1.88%, 07/31/26	20,000	18,687,500
1.88%, 02/28/27	33,000	30,390,937
1.88%, 02/28/29	31,000	27,202,500
1.88%, 02/15/32	105,900	86,556,703
1.88%, 02/15/41	61,050	40,111,758
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.88%, 02/15/51	$75,000	$41,882,812
1.88%, 11/15/51	77,900	43,210,156
2.00%, 02/15/25	32,561	31,716,839
2.00%, 08/15/25	44,200	42,457,899
2.00%, 11/15/26	31,850	29,635,430
2.00%, 11/15/41	42,240	27,898,200
2.00%, 02/15/50	23,000	13,383,125
2.00%, 08/15/51	64,700	37,151,953
2.13%, 05/15/25	24,900	24,119,930
2.13%, 05/31/26	3,000	2,829,844
2.25%, 11/15/25	22,250	21,297,422
2.25%, 03/31/26	8,000	7,595,625
2.25%, 02/15/27	36,050	33,585,645
2.25%, 08/15/27	46,650	42,994,535
2.25%, 11/15/27	30,730	28,175,569
2.25%, 05/15/41	36,000	25,081,875
2.25%, 08/15/46	55,700	35,656,703
2.25%, 08/15/49	26,000	16,136,250
2.25%, 02/15/52	60,630	36,974,827
2.38%, 04/30/26	16,070	15,263,989
2.38%, 05/15/27	23,880	22,212,131
2.38%, 03/31/29	32,350	29,024,016
2.38%, 05/15/29	37,500	33,580,078
2.38%, 02/15/42	35,900	25,174,875
2.38%, 11/15/49	27,000	17,216,719
2.38%, 05/15/51	55,500	35,017,031
2.50%, 02/28/26	20,000	19,100,781
2.50%, 03/31/27	38,000	35,574,531
2.50%, 02/15/45	53,850	36,946,148
2.50%, 02/15/46	47,345	32,098,227
2.50%, 05/15/46	26,163	17,684,823
2.63%, 04/15/25	20,000	19,514,063
2.63%, 12/31/25	49,800	47,825,508
2.63%, 01/31/26	35,100	33,649,383
2.63%, 05/31/27	40,000	37,456,250
2.63%, 02/15/29	24,689	22,468,919
2.63%, 07/31/29	24,680	22,291,053
2.75%, 02/28/25(c)	17,300	16,943,863
2.75%, 05/15/25	20,000	19,497,656
2.75%, 06/30/25	10,000	9,722,266
2.75%, 08/31/25	13,500	13,077,598
2.75%, 04/30/27	24,100	22,686,008
2.75%, 07/31/27	30,000	28,120,313
2.75%, 02/15/28	50,700	47,103,469
2.75%, 05/31/29	22,410	20,422,863
2.75%, 08/15/32	79,500	68,941,406
2.75%, 08/15/42	13,450	9,953,000
2.75%, 11/15/42	18,800	13,859,125
2.75%, 08/15/47	22,800	15,974,250
2.75%, 11/15/47	24,100	16,854,938
2.88%, 04/30/25	19,900	19,442,145
2.88%, 05/31/25	20,400	19,893,188
2.88%, 06/15/25	34,480	33,593,756
2.88%, 07/31/25	10,000	9,718,750
2.88%, 11/30/25	16,800	16,225,125
2.88%, 05/15/28	51,700	48,105,234
2.88%, 08/15/28	47,650	44,169,317
2.88%, 04/30/29	28,460	26,123,167
2.88%, 05/15/32	74,600	65,543,094
2.88%, 05/15/43	18,600	13,918,031
2.88%, 08/15/45	12,950	9,465,641

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.88%, 11/15/46	$39,050	$28,225,828
2.88%, 05/15/49	42,000	29,846,250
2.88%, 05/15/52	59,000	41,521,250
3.00%, 07/15/25	23,500	22,899,649
3.00%, 09/30/25	18,100	17,563,363
3.00%, 10/31/25	19,750	19,138,984
3.00%, 05/15/42	5,950	4,596,375
3.00%, 11/15/44	23,335	17,563,234
3.00%, 05/15/45	12,200	9,136,656
3.00%, 11/15/45	14,300	10,669,141
3.00%, 02/15/47	24,950	18,412,320
3.00%, 05/15/47	16,950	12,484,734
3.00%, 02/15/48	46,000	33,709,375
3.00%, 08/15/48	32,350	23,635,719
3.00%, 02/15/49	18,000	13,125,938
3.00%, 08/15/52	48,000	34,657,500
3.13%, 08/15/25	38,700	37,712,848
3.13%, 08/31/27	31,000	29,374,922
3.13%, 11/15/28	18,500	17,277,266
3.13%, 08/31/29	58,500	54,121,641
3.13%, 11/15/41	7,510	5,956,369
3.13%, 02/15/42	5,850	4,623,328
3.13%, 02/15/43	14,100	11,009,016
3.13%, 08/15/44	6,380	4,914,594
3.13%, 05/15/48	27,300	20,453,672
3.25%, 06/30/27	16,000	15,255,000
3.25%, 06/30/29	37,000	34,502,500
3.25%, 05/15/42	30,050	24,133,906
3.38%, 05/15/33	124,662	112,663,282
3.38%, 08/15/42	26,180	21,357,153
3.38%, 05/15/44	1,870	1,503,013
3.38%, 11/15/48	52,500	41,097,656
3.50%, 09/15/25	30,900	30,210,785
3.50%, 01/31/28	36,865	35,211,835
3.50%, 04/30/28	47,055	44,864,002
3.50%, 01/31/30	47,704	44,785,857
3.50%, 04/30/30	37,597	35,226,627
3.50%, 02/15/33	96,888	88,622,242
3.50%, 02/15/39	3,750	3,264,258
3.63%, 05/15/26	72,901	70,930,395
3.63%, 03/31/28	46,943	44,991,932
3.63%, 05/31/28	56,503	54,101,622
3.63%, 03/31/30	52,965	50,002,270
3.63%, 08/15/43	19,900	16,688,016
3.63%, 02/15/44	3,700	3,094,125
3.63%, 02/15/53	56,758	46,373,060
3.63%, 05/15/53	62,980	51,476,309
3.75%, 04/15/26	60,800	59,341,750
3.75%, 12/31/28	60,905	58,397,427
3.75%, 05/31/30	38,049	36,110,879
3.75%, 06/30/30	37,433	35,505,786
3.75%, 12/31/30	40,423	38,224,999
3.75%, 08/15/41	9,000	7,832,813
3.75%, 11/15/43	7,000	5,969,688
3.88%, 04/30/25	5,800	5,722,063
3.88%, 01/15/26	53,400	52,323,656
3.88%, 11/30/27	25,000	24,220,703
3.88%, 12/31/27	31,003	30,026,890
3.88%, 09/30/29	46,030	44,170,820
3.88%, 11/30/29	44,600	42,756,766
3.88%, 12/31/29	44,593	42,722,185
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.88%, 08/15/33	$124,142	$116,557,700
3.88%, 08/15/40	3,400	3,038,750
3.88%, 02/15/43	57,238	50,011,702
3.88%, 05/15/43	81,497	71,080,665
4.00%, 12/15/25	30,167	29,632,007
4.00%, 02/15/26	94,871	93,110,698
4.00%, 01/15/27	100,395	98,096,896
4.00%, 02/29/28	41,343	40,183,458
4.00%, 06/30/28	47,694	46,307,893
4.00%, 01/31/29	69,226	67,084,321
4.00%, 10/31/29	29,590	28,556,662
4.00%, 02/28/30	47,482	45,745,939
4.00%, 07/31/30	41,626	40,019,497
4.00%, 01/31/31	64,910	62,273,031
4.00%, 02/15/34	69,036	65,379,249
4.00%, 11/15/42	23,124	20,605,652
4.00%, 11/15/52	41,500	36,370,859
4.13%, 06/15/26	81,200	79,747,282
4.13%, 02/15/27	72,355	70,907,900
4.13%, 09/30/27	29,800	29,138,812
4.13%, 10/31/27	14,300	13,972,664
4.13%, 07/31/28	65,363	63,749,351
4.13%, 03/31/29	55,351	53,911,009
4.13%, 08/31/30	43,893	42,476,765
4.13%, 03/31/31	37,232	35,969,602
4.13%, 11/15/32	84,412	81,048,709
4.13%, 08/15/53	70,663	63,265,467
4.25%, 05/31/25	2,000	1,978,828
4.25%, 10/15/25	32,880	32,458,725
4.25%, 12/31/25	170,404	168,021,007
4.25%, 01/31/26	160,729	158,468,748
4.25%, 03/15/27	19,953	19,617,852
4.25%, 02/28/29	73,725	72,233,221
4.25%, 02/28/31	43,145	42,012,444
4.25%, 11/15/40	3,500	3,269,766
4.25%, 02/15/54	73,321	67,145,997
4.38%, 08/15/26	77,450	76,427,418
4.38%, 12/15/26	73,696	72,705,710
4.38%, 08/31/28	48,700	47,958,086
4.38%, 11/30/28	80,466	79,252,724
4.38%, 11/30/30	55,548	54,489,116
4.38%, 02/15/38	1,000	969,375
4.38%, 11/15/39	3,000	2,867,344
4.38%, 05/15/40	3,650	3,476,625
4.38%, 05/15/41	7,600	7,187,938
4.38%, 08/15/43	63,495	59,308,298
4.50%, 11/15/25	25,514	25,265,837
4.50%, 03/31/26	36,064	35,703,360
4.50%, 07/15/26	75,983	75,175,681
4.50%, 04/15/27	45,413	44,955,322
4.50%, 11/15/33	129,337	127,457,572
4.50%, 02/15/36	3,400	3,382,469
4.50%, 05/15/38	2,900	2,841,547
4.50%, 08/15/39	10,000	9,715,625
4.50%, 02/15/44	47,998	45,568,101
4.63%, 02/28/25(c)	28,153	28,001,238
4.63%, 06/30/25	9,504	9,439,031
4.63%, 02/28/26	125,681	124,708,937
4.63%, 03/15/26	60,349	59,870,451
4.63%, 09/15/26	78,700	78,085,156
4.63%, 10/15/26	68,170	67,653,400
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 11/15/26	$69,849	$69,325,132
4.63%, 09/30/28	55,395	55,083,403
4.63%, 04/30/29	52,680	52,478,335
4.63%, 09/30/30	38,436	38,246,823
4.63%, 04/30/31	62,189	61,907,206
4.63%, 02/15/40	2,050	2,013,484
4.75%, 02/15/41	4,350	4,313,297
4.75%, 11/15/43	63,504	62,303,377
4.75%, 11/15/53	68,563	68,198,759
4.88%, 11/30/25	60,359	60,106,718
4.88%, 04/30/26	5,278	5,262,331
4.88%, 10/31/28	55,000	55,257,812
4.88%, 10/31/30	38,917	39,257,524
5.00%, 10/31/25	15,660	15,622,685
5.00%, 05/15/37	21,500	22,265,938
5.25%, 11/15/28	10,500	10,691,953
5.25%, 02/15/29	1,700	1,730,680
5.50%, 08/15/28	5,500	5,659,414
6.00%, 02/15/26	1,700	1,725,832
6.38%, 08/15/27	3,400	3,551,938
6.50%, 11/15/26	1,000	1,036,250
6.63%, 02/15/27	2,000	2,091,406
		10,093,910,347
Total U.S. Government & Agency Obligations — 59.1% (Cost: $18,033,679,640)		16,296,353,417
U.S. Treasury Obligations — 3.6%
U.S. Treasury Bill
5.36%, 05/09/24(o)	500,000	499,215,382
5.37%, 05/07/24(c)	500,000	499,560,110
Total U.S. Treasury Obligations — 3.6% (Cost: $998,763,779)		998,775,492
	Shares
Common Stocks
Health Care Technology — 0.0%
Quincy Health LLC(k)	489	—
Software — 0.0%
CWT Travel LLC, NVS(k)	5,280	7,550
Total Common Stocks — 0.0% (Cost $174,342)		7,550
Total Long-Term Investments — 102.4% (Cost: $30,978,635,559)		28,222,846,264
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(p)(q)	277,459,236	277,542,473
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(p)(q)(r)	399,999,281	$399,999,281
Total Short-Term Securities — 2.4% (Cost: $677,378,324)		677,541,754
Total Investments Before TBA Sales Commitments — 104.8% (Cost: $31,656,013,883)		28,900,388,018
	Par (000)
TBA Sales Commitments(m)
Mortgage-Backed Securities — (0.2)%
Government National Mortgage Association, 6.50%, 05/15/54	$(14,100)	(14,275,947)
Uniform Mortgage-Backed Securities
2.00%, 05/13/54	(7,425)	(5,603,623)
2.50%, 05/15/54	(5,025)	(3,975,056)
6.00%, 05/15/54	(7,775)	(7,702,717)
6.50%, 05/15/54	(23,825)	(24,004,664)
Total TBA Sales Commitments — (0.2)% (Proceeds: $(55,834,879))		(55,562,007)
Total Investments, Net of TBA Sales Commitments — 104.6% (Cost: $31,600,179,004)		28,844,826,011
Liabilities in Excess of Other Assets — (4.6)%		(1,273,618,301)
Net Assets — 100.0%		$27,571,207,710

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Zero-coupon bond.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(o)	Rates are discount rates or a range of discount rates as of period end.
(p)	Affiliate of the Fund.
(q)	Annualized 7-day yield as of period end.
(r)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® Core Total USD Bond Market ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$631,321,625	$—	$(353,587,212)(a)	$(73,815)	$(118,125)	$277,542,473	277,459,236	$24,960,198	$608
BlackRock Cash Funds: Trea- sury, SL Agency Shares	207,144,792	192,854,489 (a)	—	—	—	399,999,281	399,999,281	1,366,809 (b)	—
				$(73,815)	$(118,125)	$677,541,754		$26,327,007	$608

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$116,246,206	$—	$116,246,206
Collaterized Mortgage Obligations	—	245,248,182	—	245,248,182
Corporate Bonds & Notes	—	9,100,212,407	—	9,100,212,407
Foreign Government Obligations	—	1,358,597,088	—	1,358,597,088
Municipal Debt Obligations	—	107,405,922	—	107,405,922
U.S. Government & Agency Obligations	—	16,296,353,417	—	16,296,353,417
U.S. Treasury Obligations	—	998,775,492	—	998,775,492
Common Stocks	—	—	7,550	7,550
Short-Term Securities
Money Market Funds	677,541,754	—	—	677,541,754
Liabilities
Investments
TBA Sales Commitments	—	(55,562,007)	—	(55,562,007)
	$677,541,754	$28,167,276,707	$7,550	$28,844,826,011
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 05/13/24)(a)	$55	$51,166
Aerospace & Defense — 1.7%
Boeing Co. (The)
2.20%, 02/04/26 (Call 05/13/24)	185	172,599
6.30%, 05/01/29 (Call 04/01/29)(a)	25	25,098
6.53%, 05/01/34 (Call 02/01/34)(a)	30	30,222
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	50	45,894
Hexcel Corp., 4.20%, 02/15/27 (Call 11/15/26)	80	76,706
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	100	82,236
3.90%, 06/15/32 (Call 03/15/32)	115	104,973
5.10%, 11/15/27 (Call 10/15/27)	50	49,975
5.25%, 01/15/33 (Call 10/15/32)	150	149,788
Rolls-Royce PLC, 5.75%, 10/15/27 (Call 07/15/27)(a)	15	14,831
RTX Corp., 6.00%, 03/15/31 (Call 01/15/31)	10	10,255
Spirit AeroSystems Inc.
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	26	28,146
9.75%, 11/15/30 (Call 11/15/26)(a)	51	56,425
TransDigm Inc.
4.88%, 05/01/29 (Call 05/31/24)(b)	11	10,131
5.50%, 11/15/27 (Call 05/31/24)	49	47,600
6.38%, 03/01/29 (Call 03/01/26)(a)	15	14,906
6.63%, 03/01/32 (Call 03/01/27)(a)	15	14,989
6.75%, 08/15/28 (Call 02/15/25)(a)	114	114,472
6.88%, 12/15/30 (Call 08/18/26)(a)	27	27,179
		1,076,425
Agriculture — 1.6%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	320	252,644
4.40%, 02/14/26 (Call 12/14/25)	55	53,878
6.88%, 11/01/33 (Call 08/01/33)	60	63,431
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	70	61,529
6.34%, 08/02/30 (Call 06/02/30)	60	61,589
6.42%, 08/02/33 (Call 05/02/33)(b)	30	30,834
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)	340	270,777
5.38%, 02/15/33 (Call 11/15/32)	40	39,199
5.50%, 09/07/30 (Call 07/07/30)	40	39,891
5.75%, 11/17/32 (Call 08/17/32)	150	151,059
Vector Group Ltd., 5.75%, 02/01/29 (Call 05/31/24)(a)	15	13,640
		1,038,471
Airlines — 0.7%
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)	65	65,267
8.50%, 05/15/29 (Call 11/15/25)(a)	67	69,784
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(a)	106	102,297
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 05/13/24)(a)(b)	20	18,783
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 05/13/24)(a)	15	11,737
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	81	77,954
4.63%, 04/15/29 (Call 10/15/28)(a)	118	108,817
Security	Par (000)	Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28 (Call 06/01/25)(a)	$19	$16,988
		471,627
Apparel — 0.2%
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(b)	130	103,152
7.35%, 11/27/28 (Call 10/27/28)	15	15,472
7.85%, 11/27/33 (Call 08/27/33)	10	10,461
		129,085
Auto Manufacturers — 2.1%
American Honda Finance Corp., 1.20%, 07/08/25	250	237,669
Ford Motor Credit Co. LLC, 6.80%, 11/07/28 (Call 10/07/28)	290	296,487
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)(b)	150	132,673
2.40%, 10/15/28 (Call 08/15/28)	100	86,959
3.80%, 04/07/25	95	93,211
5.40%, 05/08/27	145	143,967
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 05/31/24)(a)	20	19,332
JB Poindexter & Co. Inc., 8.75%, 12/15/31 (Call 12/15/26)(a)	30	30,643
Toyota Motor Credit Corp., 1.90%, 01/13/27	330	302,036
		1,342,977
Auto Parts & Equipment — 0.1%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	33	31,248
Tenneco Inc., 8.00%, 11/17/28 (Call 11/17/24)(a)	16	14,987
ZF North America Capital Inc., 7.13%, 04/14/30 (Call 02/14/30)(a)	20	20,457
		66,692
Banks — 22.0%
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1-year CMT + 0.900%)(c)	200	181,097
6.92%, 08/08/33	200	204,523
Bank of America Corp.
1.32%, 06/19/26 (Call 06/19/25), (1-day SOFR + 1.150%)(c)	200	190,066
1.73%, 07/22/27 (Call 07/22/26), (1-day SOFR + 0.960%)(c)	450	412,715
2.09%, 06/14/29 (Call 06/14/28), (1-day SOFR + 1.060%)(c)	100	86,991
2.50%, 02/13/31 (Call 02/13/30), (3-mo. SOFR + 1.252%)(c)	125	105,134
2.55%, 02/04/28 (Call 02/04/27), (1-day SOFR + 1.050%)(c)	10	9,207
3.56%, 04/23/27 (Call 04/23/26), (3-mo. SOFR + 1.322%)(c)	150	143,935
4.25%, 10/22/26	180	174,179
4.57%, 04/27/33 (Call 04/27/32), (1-day SOFR + 1.830%)(c)	50	46,122
4.95%, 07/22/28 (Call 07/22/27), (1-day SOFR + 2.040%)(c)	35	34,328
5.47%, 01/23/35 (Call 01/23/34), (1-day SOFR + 1.650%)(c)	45	43,742
6.20%, 11/10/28 (Call 11/10/27), (1-day SOFR + 1.990%)(c)	175	178,622
Series N, 2.65%, 03/11/32 (Call 03/11/31), (1-day SOFR + 1.220%)(c)	125	103,031

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of Montreal
1.25%, 09/15/26	$60	$54,391
3.70%, 06/07/25	120	117,548
Series H, 4.70%, 09/14/27 (Call 08/14/27)	100	97,796
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)	200	184,061
4.54%, 02/01/29 (Call 02/01/28), (1-day SOFR + 1.168%)(c)	40	38,798
4.60%, 07/26/30 (Call 07/26/29), (1-day SOFR + 1.755%)(c)	50	48,082
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	272,152
Canadian Imperial Bank of Commerce, 5.62%, 07/17/26	100	100,143
Citigroup Inc.
1.28%, 11/03/25 (Call 11/03/24), (1-day SOFR + 0.528%)(c)	400	390,433
1.46%, 06/09/27 (Call 06/09/26), (1-day SOFR + 0.770%)(c)	330	302,142
2.56%, 05/01/32 (Call 05/01/31), (1-day SOFR + 1.167%)(c)	120	97,807
3.79%, 03/17/33 (Call 03/17/32), (1-day SOFR + 1.939%)(c)	30	26,087
3.98%, 03/20/30 (Call 03/20/29), (3-mo. SOFR + 1.600%)(c)	150	138,958
4.60%, 03/09/26	200	195,804
5.83%, 02/13/35 (Call 02/13/34), (1-day SOFR + 2.056%)(c)	10	9,643
6.17%, 05/25/34 (Call 05/25/33), (1-day SOFR + 2.661%)(c)	260	258,339
6.27%, 11/17/33 (Call 11/17/32), (1-day SOFR + 2.338%)(c)	50	51,364
Cooperatieve Rabobank UA/New York, 3.38%, 05/21/25	250	244,610
Deutsche Bank AG/New York, 6.82%, 11/20/29 (Call 11/20/28), (1-day SOFR + 2.510%)(c)	150	154,025
Fifth Third Bancorp., 1.71%, 11/01/27 (Call 11/01/26), (1-day SOFR + 0.685%)(c)	55	49,682
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/16/24)(a)	15	14,938
12.00%, 10/01/28 (Call 10/01/25)(a)	10	10,732
12.25%, 10/01/30 (Call 10/01/26)(a)	15	16,283
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27 (Call 03/09/26), (1-day SOFR + 0.798%)(c)	50	46,207
1.95%, 10/21/27 (Call 10/21/26), (1-day SOFR + 0.913%)(c)	300	273,799
2.38%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.248%)(c)	225	179,881
2.62%, 04/22/32 (Call 04/22/31), (1-day SOFR + 1.281%)(c)	45	36,864
3.10%, 02/24/33 (Call 02/24/32), (1-day SOFR + 1.410%)(c)	70	58,266
3.62%, 03/15/28 (Call 03/15/27), (1-day SOFR + 1.846%)(c)	100	94,609
3.75%, 02/25/26 (Call 11/25/25)	194	188,085
5.85%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.552%)(c)	50	50,043
HSBC Holdings PLC
3.00%, 03/10/26 (Call 03/10/25), (1-day SOFR + 1.430%)(c)	200	194,964
Security	Par (000)	Value
Banks (continued)
5.21%, 08/11/28 (Call 08/11/27), (1-day SOFR + 2.610%)(c)	$400	$393,563
ING Groep NV, 3.87%, 03/28/26 (Call 03/28/25), (1-day SOFR + 1.640%)(c)	200	196,333
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31), (1-year CMT + 2.600%)(a)(c)	125	102,360
4.95%, 06/01/42 (Call 06/01/41), (1-year CMT + 2.750%)(a)(c)	20	14,382
JPMorgan Chase & Co.
1.05%, 11/19/26 (Call 11/19/25), (1-day SOFR + 0.800%)(c)	315	293,125
1.56%, 12/10/25 (Call 12/10/24), (1-day SOFR + 0.605%)(c)	120	116,888
2.01%, 03/13/26 (Call 03/13/25), (3-mo. SOFR + 1.585%)(c)	96	92,881
2.08%, 04/22/26 (Call 04/22/25), (1-day SOFR + 1.850%)(c)	49	47,250
2.60%, 02/24/26 (Call 02/24/25), (1-day SOFR + 0.915%)(c)	78	75,954
2.95%, 10/01/26 (Call 07/01/26)	151	142,745
2.96%, 01/25/33 (Call 01/25/32), (1-day SOFR + 1.260%)(c)	15	12,479
4.59%, 04/26/33 (Call 04/26/32), (1-day SOFR + 1.800%)(c)	90	83,829
4.85%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.990%)(c)	225	220,348
4.91%, 07/25/33 (Call 07/25/32), (1-day SOFR + 2.080%)(b)(c)	75	71,351
5.30%, 07/24/29 (Call 07/24/28), (1-day SOFR + 1.450%)(c)	355	351,265
5.35%, 06/01/34 (Call 06/01/33), (1-day SOFR + 1.845%)(c)	100	97,185
Lloyds Banking Group PLC, 4.72%, 08/11/26 (Call 08/11/25), (1-year CMT + 1.750%)(c)	200	196,895
Mitsubishi UFJ Financial Group Inc., 1.54%, 07/20/27 (Call 07/20/26), (1-year CMT + 0.750%)(c)	200	182,897
Morgan Stanley
1.59%, 05/04/27 (Call 05/04/26), (1-day SOFR + 0.879%)(c)	85	78,323
2.19%, 04/28/26 (Call 04/28/25), (1-day SOFR + 1.990%)(c)	110	106,100
2.24%, 07/21/32 (Call 07/21/31), (1-day SOFR + 1.178%)(c)	200	158,940
2.94%, 01/21/33 (Call 01/21/32), (1-day SOFR + 1.290%)(c)	230	189,685
3.13%, 07/27/26	85	80,797
3.62%, 04/01/31 (Call 04/01/30), (1-day SOFR + 3.120%)(c)	70	62,865
3.88%, 01/27/26	100	97,149
4.68%, 07/17/26 (Call 07/17/25), (1-day SOFR + 1.669%)(c)	110	108,534
5.25%, 04/21/34 (Call 04/21/33), (1-day SOFR + 1.870%)(c)	145	139,255
5.95%, 01/19/38 (Call 01/19/33), (5-year CMT + 2.430%)(c)	80	77,884
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29 (Call 01/23/29)	100	91,213
4.63%, 06/06/33 (Call 06/06/32), (1-day SOFR + 1.850%)(c)	60	54,839
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.81%, 06/12/26 (Call 06/12/25), (1-day SOFR + 1.322%)(c)	$65	$65,008
6.04%, 10/28/33 (Call 10/28/32), (1-day SOFR + 2.140%)(c)	80	80,671
Royal Bank of Canada
1.20%, 04/27/26	75	69,026
2.05%, 01/21/27	100	91,821
5.20%, 08/01/28	120	119,314
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)	355	344,595
6.17%, 01/09/30 (Call 01/09/29), (1-day SOFR + 2.500%)(c)	70	69,772
6.50%, 03/09/29 (Call 03/09/28), (1-day SOFR + 2.356%)(c)	20	20,171
Santander U.K. Group Holdings PLC, 1.53%, 08/21/26 (Call 08/21/25), (1-year CMT + 1.250%)(c)	200	188,514
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25	300	285,568
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	272,106
4.69%, 09/15/27	120	117,208
Truist Financial Corp.
1.27%, 03/02/27 (Call 03/02/26), (1-day SOFR + 0.609%)(c)	292	269,134
5.87%, 06/08/34 (Call 06/08/33), (1-day SOFR + 2.361%)(c)	60	58,887
U.S. Bancorp.
4.55%, 07/22/28 (Call 07/22/27), (1-day SOFR + 1.660%)(c)	75	72,540
5.78%, 06/12/29 (Call 06/12/28), (1-day SOFR + 2.020%)(c)	75	75,059
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	94,128
UniCredit SpA, 7.30%, 04/02/34 (Call 04/02/29), (5-year USD ICE Swap + 4.914%)(a)(c)	150	151,474
Wells Fargo & Co.
3.20%, 06/17/27 (Call 06/17/26), (3-mo. SOFR + 1.432%)(c)	290	275,414
3.53%, 03/24/28 (Call 03/24/27), (1-day SOFR + 1.510%)(c)	305	287,772
3.91%, 04/25/26 (Call 04/25/25), (1-day SOFR + 1.320%)(c)	295	289,387
4.48%, 04/04/31 (Call 04/04/30), (3-mo. SOFR + 4.032%)(c)	55	51,682
4.54%, 08/15/26 (Call 08/15/25), (1-day SOFR + 1.560%)(c)	250	246,039
4.81%, 07/25/28 (Call 07/25/27), (1-day SOFR + 1.980%)(c)	270	263,130
5.56%, 07/25/34 (Call 07/25/33), (1-day SOFR + 1.990%)(c)	100	97,425
Westpac Banking Corp., 3.74%, 08/26/25	195	190,710
		13,994,097
Beverages — 0.7%
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30 (Call 10/22/29)	200	172,809
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)(b)	50	43,141
3.70%, 12/06/26 (Call 09/06/26)	5	4,777
4.35%, 05/09/27 (Call 04/09/27)	50	48,409
Security	Par (000)	Value
Beverages (continued)
Diageo Capital PLC, 5.30%, 10/24/27 (Call 09/24/27)	$200	$199,830
		468,966
Biotechnology — 0.8%
Amgen Inc., 5.15%, 03/02/28 (Call 02/02/28)	200	198,234
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	150	146,595
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	220	175,434
		520,263
Building Materials — 0.4%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (Call 10/15/25)(a)(b)	10	10,530
Builders FirstSource Inc.
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	40	39,658
6.38%, 03/01/34 (Call 03/01/29)(a)	20	19,628
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	93	76,225
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 05/31/24)(a)	15	15,111
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31 (Call 11/15/26)(a)	35	36,848
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 05/31/24)(a)	35	32,962
		230,962
Chemicals — 0.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28 (Call 10/15/28)	70	71,128
Chemours Co. (The), 5.75%, 11/15/28 (Call 05/13/24)(a)	33	30,308
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	48	44,723
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	40	37,873
PPG Industries Inc., 1.20%, 03/15/26 (Call 02/15/26)	100	92,306
Rain Carbon Inc., 12.25%, 09/01/29 (Call 03/01/26)(a)(b)	16	16,641
Tronox Inc., 4.63%, 03/15/29 (Call 05/31/24)(a)	5	4,466
WR Grace Holdings LLC, 7.38%, 03/01/31 (Call 03/01/26)(a)	12	12,166
		309,611
Commercial Services — 2.0%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 05/31/24)(a)	15	14,269
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27 (Call 05/31/24)(a)(b)	47	46,824
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(a)(b)	13	12,075
Automatic Data Processing Inc., 1.70%, 05/15/28 (Call 03/15/28)	40	35,246
Boost Newco Borrower LLC, 7.50%, 01/15/31 (Call 01/15/27)(a)	35	36,098
Cimpress PLC, 7.00%, 06/15/26 (Call 05/16/24)	35	34,818
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	14	13,464
4.00%, 05/01/32 (Call 02/01/32)	60	54,836
CoreCivic Inc., 8.25%, 04/15/29 (Call 04/15/26)	41	42,333
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(a)	37	37,377
10.25%, 04/15/31 (Call 04/15/27)(a)	18	18,554
Global Payments Inc., 1.20%, 03/01/26 (Call 02/01/26)	100	92,327
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (Call 05/31/24)(a)	11	10,195

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(a)	$27	$25,487
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)	16	15,811
6.25%, 01/15/28 (Call 05/31/24)(a)(b)	39	38,120
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	35	27,626
2.90%, 10/01/30 (Call 07/01/30)	145	124,083
S&P Global Inc.
2.90%, 03/01/32 (Call 12/01/31)	180	152,413
2.95%, 01/22/27 (Call 10/22/26)	105	98,717
Sabre GLBL Inc., 11.25%, 12/15/27 (Call 06/15/25)(a)	52	48,564
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	208	203,741
5.75%, 04/01/33 (Call 01/01/33)	50	50,384
VT Topco Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	10	10,352
		1,243,714
Computers — 1.6%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	140	117,206
ASGN Inc., 4.63%, 05/15/28 (Call 05/31/24)(a)	6	5,603
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	33	29,731
Dell International LLC / EMC Corp., 5.40%, 04/15/34 (Call 01/15/34)	50	48,437
Dell International LLC/EMC Corp., 5.25%, 02/01/28 (Call 01/01/28)	100	99,520
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	15	12,165
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	150	134,806
4.15%, 07/27/27 (Call 06/27/27)	270	260,631
Kyndryl Holdings Inc.
2.05%, 10/15/26 (Call 09/15/26)	50	45,684
2.70%, 10/15/28 (Call 08/15/28)	50	43,657
3.15%, 10/15/31 (Call 07/15/31)(b)	30	24,450
NCR Atleos Corp., 9.50%, 04/01/29 (Call 10/01/26)(a)	30	31,886
Seagate HDD Cayman
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	15	15,887
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	17	18,119
9.63%, 12/01/32 (Call 12/01/27)	75	84,052
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	68	66,185
		1,038,019
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co., 3.25%, 08/15/32 (Call 05/15/32)	90	78,650
Unilever Capital Corp., 2.90%, 05/05/27 (Call 02/05/27)	150	140,706
		219,356
Diversified Financial Services — 5.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	150	133,798
5.10%, 01/19/29 (Call 12/19/28)	150	146,522
Ally Financial Inc.
6.70%, 02/14/33 (Call 11/16/32)(b)	45	44,096
6.85%, 01/03/30 (Call 01/03/29), (1-day SOFR + 2.282%)(c)	90	90,907
7.10%, 11/15/27 (Call 10/15/27)	110	113,534
Security	Par (000)	Value
Diversified Financial Services (continued)
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	$150	$145,939
3.95%, 08/01/25 (Call 07/01/25)	70	68,586
4.05%, 05/03/29 (Call 03/03/29)	38	36,152
5.04%, 05/01/34 (Call 05/01/33), (1-day SOFR + 1.835%)(c)	155	148,573
5.92%, 04/25/35 (Call 04/25/34), (1-day SOFR +1.630%)(c)	110	109,511
Ameriprise Financial Inc.
5.15%, 05/15/33 (Call 02/15/33)	100	98,072
5.70%, 12/15/28 (Call 11/15/28)	70	70,805
Bread Financial Holdings Inc., 9.75%, 03/15/29 (Call 03/15/26)(a)	35	36,405
Brookfield Capital Finance LLC, 6.09%, 06/14/33 (Call 03/14/33)	170	171,889
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	130	121,370
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 05/31/24)(a)	10	9,627
6.88%, 04/15/30 (Call 04/15/25)(a)	15	14,536
9.25%, 07/01/31 (Call 07/01/26)(a)	10	10,429
Capital One Financial Corp.
3.27%, 03/01/30 (Call 03/01/29), (1-day SOFR + 1.790%)(c)	50	44,164
5.82%, 02/01/34 (Call 02/01/33), (1-day SOFR + 2.600%)(c)	150	145,228
6.05%, 02/01/35 (Call 02/01/34), (1-day SOFR + 2.260%)(c)	40	39,341
6.31%, 06/08/29 (Call 06/08/28), (1-day SOFR + 2.640%)(c)	65	65,579
7.15%, 10/29/27 (Call 10/29/26), (1-day SOFR + 2.440%)(c)	110	113,197
Charles Schwab Corp. (The)
1.15%, 05/13/26 (Call 04/13/26)	50	45,920
2.45%, 03/03/27 (Call 02/03/27)	100	92,138
5.85%, 05/19/34 (Call 05/19/33), (1-day SOFR + 2.500%)(c)	13	12,932
5.88%, 08/24/26 (Call 07/24/26)	35	35,328
6.20%, 11/17/29 (Call 11/17/28), (1-day SOFR + 1.878%)(c)	30	30,702
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)	85	71,320
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	52	40,666
Credit Acceptance Corp., 9.25%, 12/15/28 (Call 12/15/25)(a)	20	21,203
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29 (Call 02/01/26)(a)	5	5,033
GGAM Finance Ltd., 8.00%, 02/15/27 (Call 08/15/26)(a)	15	15,404
goeasy Ltd.
4.38%, 05/01/26 (Call 05/13/24)(a)(b)	30	28,819
7.63%, 07/01/29 (Call 07/01/26)(a)(b)	15	15,011
9.25%, 12/01/28 (Call 12/01/25)(a)	58	61,335
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	15	11,380
3.75%, 12/01/25 (Call 09/01/25)	100	97,364
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	15	13,497
Jefferies Financial Group Inc.
5.88%, 07/21/28 (Call 06/21/28)	35	34,853
6.20%, 04/14/34 (Call 01/14/34)	25	24,713
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
LD Holdings Group LLC
6.13%, 04/01/28 (Call 05/13/24)(a)	$28	$21,211
6.50%, 11/01/25 (Call 05/31/24)(a)	36	34,151
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29 (Call 09/30/25)(a)(b)	10	10,474
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	35	33,171
3.30%, 03/26/27 (Call 01/26/27)	100	95,103
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	28	25,137
6.00%, 01/15/27 (Call 05/31/24)(a)	16	15,685
7.13%, 02/01/32 (Call 02/01/27)(a)	25	24,647
Navient Corp., 6.75%, 06/15/26	4	3,991
Nomura Holdings Inc., 1.85%, 07/16/25	200	190,319
OneMain Finance Corp.
4.00%, 09/15/30 (Call 09/15/25)(b)	15	12,627
5.38%, 11/15/29 (Call 05/15/29)(b)	15	13,869
7.13%, 03/15/26	74	74,686
9.00%, 01/15/29 (Call 07/15/25)	36	37,822
PennyMac Financial Services Inc.
5.38%, 10/15/25 (Call 05/31/24)(a)	30	29,638
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	35	31,793
7.88%, 12/15/29 (Call 12/15/26)(a)	33	33,684
StoneX Group Inc.
7.88%, 03/01/31 (Call 03/01/27)(a)	25	25,283
8.63%, 06/15/25 (Call 05/31/24)(a)	37	37,116
Synchrony Financial, 7.25%, 02/02/33 (Call 11/02/32)	50	48,973
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 05/31/24)(a)	25	24,618
5.50%, 04/15/29 (Call 05/13/24)(a)	81	75,302
		3,535,178
Electric — 4.8%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	50	46,318
2.45%, 01/15/31 (Call 10/15/30)	25	20,120
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	50	39,563
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	10	9,086
5.65%, 04/01/34 (Call 01/01/34)	30	29,149
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)	15	11,871
5.55%, 08/01/33 (Call 05/01/33)	10	9,807
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	25	19,435
3.70%, 07/15/30 (Call 04/15/30)	50	45,564
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	50	48,419
Calpine Corp., 5.00%, 02/01/31 (Call 02/01/26)(a)(b)	75	68,153
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)	20	16,481
5.25%, 08/10/26	12	11,913
Connecticut Light & Power Co. (The), 4.90%, 07/01/33 (Call 04/01/33)	20	19,095
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31 (Call 03/15/31)	25	20,669
Constellation Energy Generation LLC, 5.80%, 03/01/33 (Call 12/01/32)	5	4,997
Consumers Energy Co., 3.60%, 08/15/32 (Call 02/15/32)	30	26,344
Security	Par (000)	Value
Electric (continued)
Dominion Energy Inc.
Series C, 2.25%, 08/15/31 (Call 05/15/31)	$35	$27,878
Series D, 2.85%, 08/15/26 (Call 05/15/26)	50	47,063
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	80	70,625
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)	100	94,415
4.95%, 01/15/33 (Call 10/15/32)	20	19,247
Duke Energy Corp.
4.50%, 08/15/32 (Call 05/15/32)	10	9,211
5.75%, 09/15/33 (Call 06/15/33)(b)	15	14,944
Duke Energy Florida LLC, 2.40%, 12/15/31 (Call 09/15/31)(b)	40	32,603
Duke Energy Progress LLC, 3.40%, 04/01/32 (Call 01/01/32)	60	51,995
Entergy Corp., 2.40%, 06/15/31 (Call 03/05/31)	40	32,332
Entergy Mississippi LLC, 5.00%, 09/01/33 (Call 06/01/33)	10	9,513
Evergy Kansas Central Inc., 5.90%, 11/15/33 (Call 08/15/33)	10	10,143
Eversource Energy, 2.90%, 03/01/27 (Call 02/01/27)	70	64,949
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)	20	17,120
3.40%, 04/15/26 (Call 01/15/26)	70	67,285
5.45%, 03/15/34 (Call 12/15/33)	30	29,173
Florida Power & Light Co., 2.45%, 02/03/32 (Call 11/03/31)	110	89,906
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,464
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	25	22,797
3.70%, 03/15/29 (Call 12/15/28)	40	37,161
4.15%, 12/15/32 (Call 09/15/32)	15	13,512
5.60%, 11/13/26 (Call 10/13/26)	35	35,111
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	150	136,387
3.55%, 05/01/27 (Call 02/01/27)	84	79,404
5.25%, 03/15/34 (Call 12/15/33)	25	24,013
NRG Energy Inc., 7.00%, 03/15/33 (Call 12/15/32)(a)	90	93,653
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32 (Call 03/01/32)	50	45,712
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	45	36,500
3.00%, 06/15/28 (Call 04/15/28)	55	49,514
3.15%, 01/01/26	20	19,127
3.25%, 06/01/31 (Call 03/01/31)	20	16,902
4.55%, 07/01/30 (Call 01/01/30)	40	37,136
PacifiCorp, 5.30%, 02/15/31 (Call 12/15/30)	10	9,753
PECO Energy Co., 4.90%, 06/15/33 (Call 03/15/33)(b)	10	9,649
PG&E Corp., 5.25%, 07/01/30 (Call 07/01/25)	42	39,350
PPL Capital Funding Inc., 4.13%, 04/15/30 (Call 01/15/30)(b)	30	27,896
Public Service Co. of Colorado, 5.35%, 05/15/34 (Call 11/15/33)	20	19,517
Public Service Co. of New Hampshire
5.35%, 10/01/33 (Call 07/01/33)	20	19,733
Series V, 2.20%, 06/15/31 (Call 03/15/31)	20	16,186
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31 (Call 05/15/31)	60	47,644
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)	20	17,004

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.65%, 03/15/33 (Call 12/15/32)	$10	$9,428
5.20%, 03/01/34 (Call 12/01/33)	45	44,030
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	20	15,768
Puget Energy Inc., 2.38%, 06/15/28 (Call 04/15/28)	10	8,781
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	50	47,205
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	20	16,907
Sempra, 3.40%, 02/01/28 (Call 11/01/27)	50	46,374
Southern California Edison Co.
2.75%, 02/01/32 (Call 11/01/31)	65	53,194
2.85%, 08/01/29 (Call 05/01/29)	25	22,055
Southern Co. (The)
5.11%, 08/01/27	50	49,300
5.20%, 06/15/33 (Call 12/15/32)	10	9,632
5.70%, 10/15/32 (Call 04/15/32)	30	30,090
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	75	73,297
Southwestern Electric Power Co.
5.30%, 04/01/33 (Call 01/01/33)	10	9,517
Series N, 1.65%, 03/15/26 (Call 02/15/26)	90	83,748
Talen Energy Supply LLC, 8.63%, 06/01/30 (Call 06/01/26)(a)	29	30,673
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	40	31,467
2.95%, 06/15/27 (Call 03/15/27)	40	37,184
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27 (Call 04/15/27)	130	123,902
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 05/13/24)(a)	60	57,101
5.63%, 02/15/27 (Call 05/13/24)(a)	48	46,697
7.75%, 10/15/31 (Call 10/15/26)(a)	50	51,404
WEC Energy Group Inc., 5.60%, 09/12/26 (Call 08/12/26)	25	25,030
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	40	38,157
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	80	71,913
4.60%, 06/01/32 (Call 12/01/31)	10	9,174
		3,040,539
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.20%, 12/21/31 (Call 09/21/31)	90	73,483
Electronics — 1.2%
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	100	97,567
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(a)	10	10,266
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	50	47,938
Honeywell International Inc., 4.50%, 01/15/34 (Call 10/15/33)	60	56,356
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/31/24)(a)(b)	42	38,669
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	165	152,670
5.45%, 02/01/29 (Call 01/01/29)	30	29,560
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	65	63,472
TD SYNNEX Corp., 6.10%, 04/12/34 (Call 01/12/34)	70	69,559
Security	Par (000)	Value
Electronics (continued)
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	$180	$157,273
2.95%, 04/01/31 (Call 01/01/31)	40	32,571
		755,901
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%, 08/01/30 (Call 08/01/26)(a)	25	26,842
Tutor Perini Corp.
6.88%, 05/01/25 (Call 05/02/24)(a)(b)	11	11,000
11.88%, 04/30/29 (Call 04/30/26)(a)	23	23,549
		61,391
Entertainment — 0.2%
Churchill Downs Inc., 6.75%, 05/01/31 (Call 05/01/26)(a)	16	15,881
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 05/31/24)(a)	42	31,949
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 05/31/24)(a)	75	69,711
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31 (Call 11/15/30)(a)(b)	5	5,073
		122,614
Environmental Control — 0.2%
Republic Services Inc.
4.88%, 04/01/29 (Call 03/01/29)	25	24,521
5.00%, 12/15/33 (Call 09/15/33)	90	86,717
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	40	36,809
		148,047
Food — 0.6%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29 (Call 01/01/26)(a)(b)	10	10,124
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)	140	137,856
4.95%, 03/29/33 (Call 12/29/32)	60	57,451
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS Lux Co. SARL, 5.13%, 02/01/28 (Call 01/01/28)	25	24,296
Kellanova, 4.30%, 05/15/28 (Call 02/15/28)	150	144,150
		373,877
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	24	23,918
5.75%, 05/20/27 (Call 02/20/27)	86	83,514
9.38%, 06/01/28 (Call 06/01/25)(a)	10	10,398
CenterPoint Energy Resources Corp., 5.25%, 03/01/28 (Call 02/01/28)	35	34,716
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	140	131,765
1.70%, 02/15/31 (Call 11/15/30)	30	23,400
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	70	65,334
5.20%, 06/01/33 (Call 03/01/33)	10	9,732
Southern Co. Gas Capital Corp., 5.75%, 09/15/33 (Call 03/15/33)	10	10,047
Southwest Gas Corp., 4.05%, 03/15/32 (Call 12/15/31)	35	31,121
		423,945
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 0.2%
Abbott Laboratories, 1.40%, 06/30/30 (Call 03/30/30)(b)	$20	$16,212
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	35	28,717
Bausch & Lomb Corp., 8.38%, 10/01/28 (Call 10/01/25)(a)(b)	56	57,800
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28 (Call 11/01/28)	40	39,792
		142,521
Health Care - Services — 2.5%
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	50	43,649
DaVita Inc., 4.63%, 06/01/30 (Call 06/01/25)(a)(b)	106	92,962
Elevance Health Inc., 3.65%, 12/01/27 (Call 09/01/27)	100	94,335
Encompass Health Corp., 4.75%, 02/01/30 (Call 02/01/25)	99	90,817
Fortrea Holdings Inc., 7.50%, 07/01/30 (Call 07/01/26)(a)(b)	37	37,469
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	210	185,127
3.63%, 03/15/32 (Call 12/15/31)	124	106,573
5.60%, 04/01/34 (Call 01/01/34)	105	102,452
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)	10	10,581
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	40	39,537
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(a)	10	10,419
11.00%, 10/15/30 (Call 10/15/26)(a)	15	15,979
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/24)(a)	28	27,869
Star Parent Inc., 9.00%, 10/01/30 (Call 10/01/26)(a)(b)	20	20,947
Tenet Healthcare Corp., 6.13%, 10/01/28 (Call 05/31/24)(b)	114	112,676
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	50	41,117
4.00%, 05/15/29 (Call 03/15/29)	100	94,773
4.25%, 01/15/29 (Call 12/15/28)	60	57,577
5.30%, 02/15/30 (Call 12/15/29)	10	10,012
Universal Health Services Inc.
1.65%, 09/01/26 (Call 08/01/26)	370	335,955
2.65%, 01/15/32 (Call 10/15/31)	90	71,544
		1,602,370
Holding Companies - Diversified — 1.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	18	16,527
2.88%, 06/15/28 (Call 04/15/28)	95	83,507
7.00%, 01/15/27	55	55,986
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	30	27,356
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)	25	22,696
2.70%, 01/15/25 (Call 11/15/24)	60	58,521
Blackstone Secured Lending Fund, 2.85%, 09/30/28 (Call 07/30/28)	19	16,518
Blue Owl Capital Corp., 3.75%, 07/22/25 (Call 06/22/25)	180	174,721
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 05/31/24)(a)(b)	46	42,997
Security	Par (000)	Value
Holding Companies - Diversified (continued)
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	$160	$143,623
3.40%, 01/15/26 (Call 12/15/25)	250	236,439
Golub Capital BDC Inc.
2.50%, 08/24/26 (Call 07/24/26)	20	18,309
7.05%, 12/05/28 (Call 11/05/28)	60	60,612
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26 (Call 05/31/24)	32	31,136
6.38%, 12/15/25 (Call 05/31/24)	27	26,535
9.75%, 01/15/29 (Call 10/15/28)(a)	8	8,300
Main Street Capital Corp., 6.95%, 03/01/29 (Call 02/01/29)	85	85,687
Stena International SA, 7.25%, 01/15/31 (Call 01/15/27)(a)	10	10,030
		1,119,500
Home Builders — 0.8%
Adams Homes Inc., 9.25%, 10/15/28 (Call 10/15/25)(a)(b)	10	10,327
Lennar Corp., 5.00%, 06/15/27 (Call 12/15/26)	35	34,542
LGI Homes Inc., 8.75%, 12/15/28 (Call 12/15/25)(a)	15	15,618
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	175	151,828
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	30	27,339
4.35%, 02/15/28 (Call 11/15/27)(b)	280	267,725
		507,379
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)	50	41,328
4.00%, 04/15/29 (Call 05/31/24)(a)(b)	50	44,500
		85,828
Insurance — 3.1%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29 (Call 08/01/24)(a)	41	37,163
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/31 (Call 01/15/27)(a)	15	15,055
Aon Corp., 2.80%, 05/15/30 (Call 02/15/30)	50	43,065
Arthur J Gallagher & Co.
2.40%, 11/09/31 (Call 08/09/31)	180	143,691
6.50%, 02/15/34 (Call 11/15/33)	180	187,533
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28 (Call 08/15/28)	33	33,481
AssuredPartners Inc., 7.50%, 02/15/32 (Call 02/15/27)(a)	15	14,613
Brown & Brown Inc., 4.20%, 03/17/32 (Call 12/17/31)	125	111,140
Enstar Group Ltd., 3.10%, 09/01/31 (Call 03/01/31)	135	107,897
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	30	25,596
5.63%, 08/16/32 (Call 05/16/32)	100	97,065
6.00%, 12/07/33 (Call 09/07/33)(a)	60	59,637
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)	15	15,237
7.38%, 01/31/32 (Call 01/31/27)(a)	15	14,912
Marsh & McLennan Companies Inc.
2.38%, 12/15/31 (Call 09/15/31)	560	454,579
4.38%, 03/15/29 (Call 12/15/28)	60	58,031
MGIC Investment Corp., 5.25%, 08/15/28 (Call 05/16/24)	95	91,317
Principal Financial Group Inc., 5.38%, 03/15/33 (Call 12/15/32)	22	21,552

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Progressive Corp. (The), 3.20%, 03/26/30 (Call 12/26/29)	$16	$14,262
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	120	112,123
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29 (Call 01/15/29)	70	63,428
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	170	157,030
Willis North America Inc., 5.35%, 05/15/33 (Call 02/15/33)	75	72,037
		1,950,444
Internet — 1.6%
Amazon.com Inc., 3.30%, 04/13/27 (Call 03/13/27)	189	179,842
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 05/13/24)(a)	32	28,592
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	90	85,539
3.85%, 08/15/32 (Call 05/15/32)	175	158,980
4.60%, 05/15/28 (Call 04/15/28)	20	19,644
4.80%, 05/15/30 (Call 03/15/30)	20	19,618
4.95%, 05/15/33 (Call 02/15/33)(b)	95	93,138
Rakuten Group Inc.
6.25%, (Call 04/22/31), (5-year CMT + 4.956%)(a)(c)(d)	15	10,800
11.25%, 02/15/27(a)	45	46,811
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	165	135,410
5.25%, 04/01/25 (Call 01/01/25)	200	199,200
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)	15	13,048
		990,622
Iron & Steel — 1.2%
Cleveland-Cliffs Inc.
6.75%, 04/15/30 (Call 04/15/26)(a)	27	26,348
7.00%, 03/15/32 (Call 03/15/27)(a)(b)	30	29,297
Mineral Resources Ltd.
8.13%, 05/01/27 (Call 05/31/24)(a)	13	13,113
8.50%, 05/01/30 (Call 05/01/25)(a)	140	143,482
9.25%, 10/01/28 (Call 10/01/25)(a)	10	10,493
Reliance Inc.
1.30%, 08/15/25 (Call 07/15/25)	100	94,454
2.15%, 08/15/30 (Call 05/15/30)	310	253,611
Steel Dynamics Inc., 3.25%, 01/15/31 (Call 10/15/30)	230	199,768
		770,566
Leisure Time — 0.5%
Amer Sports Co., 6.75%, 02/16/31 (Call 02/16/27)(a)	20	19,660
Carnival Corp.
7.63%, 03/01/26 (Call 05/13/24)(a)(b)	65	65,395
10.50%, 06/01/30 (Call 06/01/25)(a)	53	57,601
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	29	31,439
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)	100	97,939
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	31	31,707
8.13%, 01/15/29 (Call 01/15/26)(a)	10	10,418
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26 (Call 02/28/26)(a)	18	17,662
Viking Cruises Ltd., 9.13%, 07/15/31 (Call 07/15/26)(a)	21	22,513
		354,334
Security	Par (000)	Value
Lodging — 0.8%
Choice Hotels International Inc., 3.70%, 12/01/29 (Call 09/01/29)	$8	$7,055
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)	24	20,894
5.00%, 06/01/29 (Call 06/01/24)(a)	18	16,320
6.63%, 01/15/32 (Call 01/15/27)(a)	25	24,612
Hyatt Hotels Corp., 5.75%, 01/30/27 (Call 12/30/26)	30	30,156
Marriott International Inc./MD
5.00%, 10/15/27 (Call 09/15/27)	150	147,831
5.55%, 10/15/28 (Call 09/15/28)	170	170,525
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	65	54,516
Station Casinos LLC, 4.63%, 12/01/31 (Call 06/01/31)(a)(b)	7	6,147
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	25	22,509
4.63%, 03/01/30 (Call 12/01/29)(a)(b)	10	8,924
6.63%, 07/31/26 (Call 04/30/26)(a)	12	12,013
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 05/13/24)(a)	25	23,050
		544,552
Machinery — 1.8%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	200	175,297
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)	140	115,208
3.00%, 05/01/30 (Call 02/01/30)	110	94,710
Ingersoll Rand Inc.
5.40%, 08/14/28 (Call 07/14/28)	55	54,883
5.70%, 08/14/33 (Call 05/14/33)	30	29,798
John Deere Capital Corp.
2.45%, 01/09/30	50	43,329
4.95%, 07/14/28	300	297,584
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28 (Call 09/01/25)(a)	20	21,178
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	62	54,026
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	195	189,264
5.61%, 03/11/34 (Call 12/11/33)	45	44,185
		1,119,462
Manufacturing — 0.3%
3M Co., 2.88%, 10/15/27 (Call 07/15/27)	50	45,947
Eaton Corp., 4.35%, 05/18/28 (Call 04/18/28)	100	97,031
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	35	33,320
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	30	26,551
		202,849
Media — 3.0%
AMC Networks Inc., 10.25%, 01/15/29 (Call 01/15/26)(a)	15	15,000
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(a)(b)	36	27,531
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 06/01/33 (Call 06/01/27)(a)	20	15,042
5.13%, 05/01/27 (Call 05/31/24)(a)	75	70,336
5.38%, 06/01/29 (Call 06/01/24)(a)	5	4,401
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	160	146,534
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	101	95,857
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.20%, 03/15/28 (Call 12/15/27)	100	92,995
Comcast Corp., 3.95%, 10/15/25 (Call 08/15/25)	150	146,827
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
CSC Holdings LLC
11.25%, 05/15/28 (Call 05/15/25)(a)	$45	$39,815
11.75%, 01/31/29 (Call 01/31/26)(a)	65	58,041
Directv Financing LLC, 8.88%, 02/01/30 (Call 02/01/26)(a)(b)	34	33,048
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 05/31/24)(a)	152	141,589
DISH DBS Corp., 5.75%, 12/01/28 (Call 12/01/27)(a)	25	16,944
DISH Network Corp., 11.75%, 11/15/27 (Call 05/15/25)(a)	50	50,427
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)	225	208,730
GCI LLC, 4.75%, 10/15/28 (Call 05/16/24)(a)	50	44,597
Nexstar Media Inc.
4.75%, 11/01/28 (Call 05/13/24)(a)(b)	55	48,847
5.63%, 07/15/27 (Call 05/13/24)(a)	70	65,817
Paramount Global, 4.20%, 05/19/32 (Call 02/19/32)(b)	30	24,525
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(a)(b)	64	43,992
Sirius XM Radio Inc.
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	19	16,150
5.00%, 08/01/27 (Call 05/31/24)(a)	54	51,002
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	100	93,172
Sunrise FinCo I BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	15	13,118
TEGNA Inc.
4.63%, 03/15/28 (Call 05/31/24)(b)	32	28,989
5.00%, 09/15/29 (Call 09/15/24)	80	70,535
Townsquare Media Inc., 6.88%, 02/01/26 (Call 05/31/24)(a)	35	33,971
Univision Communications Inc.
6.63%, 06/01/27 (Call 05/13/24)(a)(b)	45	43,458
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	41	39,297
8.00%, 08/15/28 (Call 08/15/25)(a)	25	25,018
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(a)	100	83,065
		1,888,670
Mining — 0.6%
Arsenal AIC Parent LLC, 8.00%, 10/01/30 (Call 10/01/26)(a)	10	10,432
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	165	161,924
5.10%, 09/08/28 (Call 08/08/28)	150	148,872
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31 (Call 01/01/31)(a)(b)	40	35,200
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)	15	14,414
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	24	23,241
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	13,888
Taseko Mines Ltd., 8.25%, 05/01/30 (Call 11/01/26)(a)	10	10,160
		418,131
Office & Business Equipment — 0.8%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	290	268,644
3.57%, 12/01/31 (Call 09/01/31)	100	85,234
4.25%, 04/01/28 (Call 05/31/24)	100	94,287
Security	Par (000)	Value
Office & Business Equipment (continued)
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	$4	$3,889
5.50%, 08/15/28 (Call 07/15/28)(a)	55	47,718
8.88%, 11/30/29 (Call 11/30/26)(a)(b)	10	9,535
		509,307
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	16	14,967
Oil & Gas — 3.6%
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	300	286,796
2.95%, 07/15/30 (Call 04/15/30)	70	60,148
Chevron USA Inc., 3.85%, 01/15/28 (Call 10/15/27)	174	167,537
Civitas Resources Inc.
8.38%, 07/01/28 (Call 07/01/25)(a)	50	52,173
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	45	47,813
CNX Resources Corp.
6.00%, 01/15/29 (Call 05/31/24)(a)(b)	16	15,537
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	34	34,453
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	38	40,157
CVR Energy Inc., 8.50%, 01/15/29 (Call 01/15/26)(a)	30	30,068
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (Call 10/01/26)(a)	34	35,499
Diamondback Energy Inc.
5.15%, 01/30/30 (Call 12/30/29)	85	83,410
5.40%, 04/18/34 (Call 01/18/34)	80	77,815
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	50	47,148
6.13%, 02/01/25 (Call 01/01/25)	14	14,007
Exxon Mobil Corp., 2.61%, 10/15/30 (Call 07/15/30)	110	95,152
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)(a)	15	15,213
Hess Corp., 4.30%, 04/01/27 (Call 01/01/27)	155	149,990
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32 (Call 05/15/27)(a)(b)	44	42,609
8.38%, 11/01/33 (Call 11/01/28)(a)	35	37,558
Marathon Oil Corp.
5.30%, 04/01/29 (Call 03/01/29)	145	142,212
5.70%, 04/01/34 (Call 01/01/34)	60	57,975
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	100	98,974
Noble Finance II LLC, 8.00%, 04/15/30 (Call 04/15/26)(a)	50	51,605
Northern Oil & Gas Inc., 8.13%, 03/01/28 (Call 05/31/24)(a)	40	40,466
Occidental Petroleum Corp.
6.38%, 09/01/28 (Call 03/01/28)(b)	150	153,362
8.88%, 07/15/30 (Call 01/15/30)	50	57,041
Parkland Corp., 5.88%, 07/15/27 (Call 05/31/24)(a)	11	10,749
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 05/31/24)(b)	30	29,264
7.88%, 09/15/30 (Call 09/15/26)(a)	10	10,295
Permian Resources Operating LLC, 9.88%, 07/15/31 (Call 07/15/26)(a)	15	16,586
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	50	46,457
Seadrill Finance Ltd., 8.38%, 08/01/30 (Call 08/01/26)(a)	50	52,076
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 05/31/24)(a)(b)	10	9,904

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp., 7.00%, 09/15/28 (Call 09/15/25)(a)	$20	$20,247
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)	47	49,592
9.38%, 02/01/31 (Call 02/01/27)(a)	48	51,233
Transocean Inc.
8.25%, 05/15/29 (Call 05/15/26)(a)	5	4,969
8.50%, 05/15/31 (Call 05/15/27)(a)	10	9,947
8.75%, 02/15/30 (Call 02/15/26)(a)	28	29,104
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	17	17,467
		2,292,608
Oil & Gas Services — 0.3%
Helix Energy Solutions Group Inc., 9.75%, 03/01/29 (Call 03/01/26)(a)	15	15,948
Kodiak Gas Services LLC, 7.25%, 02/15/29 (Call 02/15/26)(a)	25	25,277
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	10	9,617
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/29 (Call 03/15/26)(a)	20	19,860
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27 (Call 05/31/24)	76	75,825
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(a)	27	28,022
		174,549
Packaging & Containers — 0.2%
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 05/31/24)(a)(b)	31	28,028
LABL Inc., 10.50%, 07/15/27 (Call 05/13/24)(a)(b)	26	25,548
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(a)(b)	25	25,446
9.25%, 04/15/27 (Call 10/15/24)(a)	39	38,277
		117,299
Pharmaceuticals — 2.6%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	150	147,585
3.20%, 11/21/29 (Call 08/21/29)	60	54,131
Astrazeneca Finance LLC, 1.75%, 05/28/28 (Call 03/28/28)	150	131,120
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 05/31/24)(a)(b)	90	58,704
Bausch Health Companies Inc.
6.13%, 02/01/27 (Call 05/31/24)(a)	60	44,002
11.00%, 09/30/28(a)	83	64,888
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(a)	69	69,951
Bristol-Myers Squibb Co., 2.95%, 03/15/32 (Call 12/15/31)	150	126,821
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)	100	93,986
Cencora Inc.
3.25%, 03/01/25 (Call 12/01/24)	100	98,024
3.45%, 12/15/27 (Call 09/15/27)	158	148,028
Cigna Group (The), 3.40%, 03/01/27 (Call 12/01/26)	150	142,072
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)	20	18,300
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)	55	51,127
Merck & Co. Inc.
1.70%, 06/10/27 (Call 05/10/27)	200	180,424
4.50%, 05/17/33 (Call 02/17/33)	125	118,167
Security	Par (000)	Value
Pharmaceuticals (continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, 04/30/31 (Call 04/30/26)(a)	$10	$8,649
Zoetis Inc., 2.00%, 05/15/30 (Call 02/15/30)	90	74,062
		1,630,041
Pipelines — 5.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32 (Call 02/01/27)(a)	15	14,939
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27 (Call 01/01/27)	150	147,862
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)	45	41,394
DCP Midstream Operating LP, 3.25%, 02/15/32 (Call 08/15/31)	5	4,202
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/29 (Call 03/15/26)(a)	45	45,330
Enbridge Inc.
5.63%, 04/05/34 (Call 01/05/34)	25	24,466
6.00%, 11/15/28 (Call 10/15/28)	25	25,427
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	300	291,708
4.95%, 06/15/28 (Call 03/15/28)	150	146,126
6.55%, 12/01/33 (Call 09/01/33)	60	62,471
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(a)	10	10,461
Kinder Morgan Inc., 1.75%, 11/15/26 (Call 10/15/26)	100	91,199
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	140	130,529
2.65%, 08/15/30 (Call 05/15/30)	405	341,583
4.00%, 03/15/28 (Call 12/15/27)	300	284,411
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 05/31/24)(a)	104	99,548
6.75%, 09/15/25 (Call 05/21/24)(a)	41	40,525
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	41	39,977
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	40	40,671
8.38%, 02/15/32 (Call 02/15/27)(a)	71	72,126
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	200	190,559
4.55%, 07/15/28 (Call 04/15/28)	150	144,220
5.65%, 11/01/28 (Call 10/01/28)	50	50,179
6.10%, 11/15/32 (Call 08/15/32)	65	65,969
6.35%, 01/15/31 (Call 10/15/30)	105	108,245
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	65	58,480
3.80%, 09/15/30 (Call 06/15/30)	40	35,846
Prairie Acquiror LP, 9.00%, 08/01/29 (Call 02/01/26)(a)	15	15,331
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	43	40,461
7.38%, 02/15/29 (Call 02/15/26)(a)	15	15,031
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	90	79,470
5.20%, 07/01/27 (Call 06/01/27)	150	148,296
6.15%, 03/01/29 (Call 02/01/29)	140	142,558
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	120	112,450
6.50%, 07/15/27 (Call 05/31/24)	100	100,689
6.88%, 01/15/29 (Call 05/31/24)	121	123,307
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30 (Call 10/15/29)(a)	$84	$83,162
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	25	25,574
8.38%, 06/01/31 (Call 06/01/26)(a)	25	25,664
9.50%, 02/01/29 (Call 11/01/28)(a)	72	77,412
9.88%, 02/01/32 (Call 02/01/27)(a)	26	27,731
Williams Companies Inc. (The), 5.30%, 08/15/28 (Call 07/15/28)	100	99,124
		3,724,713
Real Estate — 0.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30 (Call 04/15/25)(a)	18	15,510
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	100	98,332
Five Point Operating Co. LP/Five Point Capital Corp., 10.50%, 01/15/28 (Call 05/31/24)(a)(e)	18	18,424
Greystar Real Estate Partners LLC, 7.75%, 09/01/30 (Call 09/01/26)(a)(b)	5	5,171
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 05/16/24)(a)(b)	10	8,875
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	30	25,493
5.38%, 08/01/28 (Call 05/31/24)(a)	66	62,335
Newmark Group Inc., 7.50%, 01/12/29 (Call 12/12/28)(a)	2	2,020
		236,160
Real Estate Investment Trusts — 3.5%
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)	90	81,792
2.95%, 01/15/25 (Call 12/15/24)	65	63,659
5.80%, 11/15/28 (Call 10/15/28)	60	60,425
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	29	23,981
Crown Castle Inc.
1.35%, 07/15/25 (Call 06/15/25)	40	37,939
3.65%, 09/01/27 (Call 06/01/27)	90	84,406
3.80%, 02/15/28 (Call 11/15/27)	12	11,197
Equinix Inc., 2.63%, 11/18/24 (Call 10/18/24)	85	83,473
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	20	17,317
Iron Mountain Inc.
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	119	109,928
7.00%, 02/15/29 (Call 08/15/25)(a)	45	45,244
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)	23	20,378
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27 (Call 05/31/24)(a)	28	25,944
Mid-America Apartments LP, 1.10%, 09/15/26 (Call 08/15/26)	110	99,307
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	86	68,799
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29 (Call 05/31/24)(a)	2	1,831
Prologis LP, 4.75%, 06/15/33 (Call 03/15/33)	75	70,744
Public Storage Operating Co.
2.30%, 05/01/31 (Call 02/01/31)	230	188,341
3.39%, 05/01/29 (Call 02/01/29)	119	108,966
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp., 4.75%, 02/15/29 (Call 01/15/29)	$70	$67,737
Rithm Capital Corp.
6.25%, 10/15/25 (Call 05/31/24)(a)	15	14,856
8.00%, 04/01/29 (Call 04/01/26)(a)	32	31,293
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(a)	23	19,935
Service Properties Trust, 7.50%, 09/15/25 (Call 06/15/25)	26	26,220
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	140	120,410
2.65%, 02/01/32 (Call 12/01/31)	50	40,788
3.50%, 09/01/25 (Call 06/01/25)	130	126,607
6.25%, 01/15/34 (Call 10/15/33)	60	62,026
Starwood Property Trust Inc., 7.25%, 04/01/29 (Call 10/01/28)(a)(b)	15	14,806
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.50%, 02/15/29 (Call 05/13/24)(a)	40	32,112
10.50%, 02/15/28 (Call 09/15/25)(a)	109	113,105
VICI Properties LP, 4.38%, 05/15/25	200	196,779
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	40	34,177
3.10%, 01/15/30 (Call 10/15/29)	50	43,942
4.25%, 04/01/26 (Call 01/01/26)	50	48,731
		2,197,195
Retail — 2.6%
1011778 BC ULC/New Red Finance Inc.
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	88	75,819
4.38%, 01/15/28 (Call 05/31/24)(a)(b)	12	11,181
Academy Ltd., 6.00%, 11/15/27 (Call 05/13/24)(a)	15	14,656
AutoZone Inc.
4.50%, 02/01/28 (Call 01/01/28)	60	58,037
5.05%, 07/15/26	60	59,556
6.25%, 11/01/28 (Call 10/01/28)(b)	70	72,136
Bath & Body Works Inc.
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	25	24,994
6.75%, 07/01/36	35	34,137
6.88%, 11/01/35	68	67,538
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24), (12.00% PIK)(a)(f)	76	74,241
13.00%, 06/01/30 (Call 08/15/25), (13.00% PIK)(a)(f)	50	49,576
14.00%, 06/01/31 (Call 08/15/28), (14.00% PIK)(a)(b)(f)	15	15,039
Darden Restaurants Inc., 6.30%, 10/10/33 (Call 07/10/33)	20	20,271
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., 6.75%, 01/15/30 (Call 01/15/25)(a)(b)	46	40,068
FirstCash Inc.
5.63%, 01/01/30 (Call 01/01/25)(a)	68	64,200
6.88%, 03/01/32 (Call 03/01/27)(a)	20	19,776
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(a)(b)	35	28,139
Gap Inc. (The), 3.63%, 10/01/29 (Call 10/01/24)(a)	12	10,164
Genuine Parts Co., 1.75%, 02/01/25 (Call 05/13/24)	315	305,260
Home Depot Inc. (The), 3.25%, 04/15/32 (Call 01/15/32)	50	43,475

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
LCM Investments Holdings II LLC, 8.25%, 08/01/31 (Call 08/01/26)(a)	$5	$5,199
Lowe's Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	80	67,061
3.35%, 04/01/27 (Call 03/01/27)	30	28,374
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 05/31/24)(a)(b)	39	37,611
5.88%, 03/15/30 (Call 03/15/25)(a)	12	11,450
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	61	57,832
4.60%, 09/09/32 (Call 06/09/32)	148	140,876
4.95%, 08/14/33 (Call 05/14/33)	100	96,642
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	11	9,490
4.38%, 04/01/30 (Call 01/01/30)(b)	60	53,567
5.00%, 01/15/44 (Call 07/15/43)(b)	8	6,072
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 05/31/24)(a)	10	9,230
Raising Cane's Restaurants LLC, 9.38%, 05/01/29 (Call 11/01/25)(a)	10	10,725
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)	6	5,320
		1,627,712
Semiconductors — 1.9%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	40	34,527
2.10%, 10/01/31 (Call 07/01/31)	100	80,869
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)	200	175,681
2.60%, 02/15/33 (Call 11/15/32)(a)	20	15,732
3.15%, 11/15/25 (Call 10/15/25)	350	337,276
3.46%, 09/15/26 (Call 07/15/26)(b)	110	105,132
4.00%, 04/15/29 (Call 02/15/29)(a)	155	144,952
4.15%, 04/15/32 (Call 01/15/32)(a)	110	99,124
Marvell Technology Inc.
2.95%, 04/15/31 (Call 01/15/31)	45	37,809
5.95%, 09/15/33 (Call 06/15/33)	55	55,282
Micron Technology Inc.
5.30%, 01/15/31 (Call 11/15/30)	50	49,049
5.38%, 04/15/28 (Call 03/15/28)	100	99,443
		1,234,876
Software — 2.6%
AthenaHealth Group Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	50	45,042
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29 (Call 06/15/25)(a)	5	5,142
Cloud Software Group Inc., 9.00%, 09/30/29 (Call 09/30/25)(a)	38	36,612
Dye & Durham Ltd., 8.63%, 04/15/29 (Call 04/15/26)(a)	25	25,241
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	100	79,863
Fiserv Inc.
5.35%, 03/15/31 (Call 01/15/31)	130	128,165
5.45%, 03/02/28 (Call 02/02/28)	390	388,872
5.60%, 03/02/33 (Call 12/02/32)	85	84,190
Intuit Inc.
5.13%, 09/15/28 (Call 08/15/28)	150	149,555
5.20%, 09/15/33 (Call 06/15/33)	60	59,232
Security	Par (000)	Value
Software (continued)
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	$21	$19,462
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	130	120,804
2.30%, 03/25/28 (Call 01/25/28)	150	133,461
2.88%, 03/25/31 (Call 12/25/30)	175	147,999
4.50%, 05/06/28 (Call 04/06/28)	100	96,895
4.90%, 02/06/33 (Call 11/06/32)	45	42,616
RingCentral Inc., 8.50%, 08/15/30 (Call 08/15/26)(a)	30	30,524
Roper Technologies Inc., 3.85%, 12/15/25 (Call 09/15/25)	35	34,092
VMware LLC, 4.50%, 05/15/25 (Call 04/15/25)	30	29,641
		1,657,408
Telecommunications — 3.0%
AT&T Inc., 1.70%, 03/25/26 (Call 05/13/24)	250	232,931
Cisco Systems Inc., 5.05%, 02/26/34 (Call 11/26/33)	30	29,376
Consolidated Communications Inc., 6.50%, 10/01/28 (Call 05/13/24)(a)	41	35,568
Frontier Communications Holdings LLC
6.75%, 05/01/29 (Call 05/31/24)(a)(b)	34	29,953
8.63%, 03/15/31 (Call 03/15/26)(a)	13	13,129
8.75%, 05/15/30 (Call 05/15/25)(a)	127	129,334
Hughes Satellite Systems Corp.
5.25%, 08/01/26	24	19,929
6.63%, 08/01/26	22	12,653
Iliad Holding SASU, 6.50%, 10/15/26 (Call 05/13/24)(a)	30	29,850
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	60	57,448
Level 3 Financing Inc.
10.50%, 05/15/30 (Call 05/15/26)(a)	14	13,988
11.00%, 11/15/29 (Call 03/22/27)(a)(b)	3	3,393
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 05/13/24)(a)	3	873
5.38%, 06/15/29 (Call 06/15/24)(a)	3	955
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	190	157,843
5.60%, 06/01/32 (Call 03/01/32)	230	228,743
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	100	93,046
2.88%, 02/15/31 (Call 02/15/26)	292	247,738
3.50%, 04/15/25 (Call 03/15/25)	100	97,939
Verizon Communications Inc., 3.38%, 02/15/25	300	294,700
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31 (Call 07/15/26)(a)	100	83,538
Vodafone Group PLC
5.13%, 06/04/81 (Call 12/04/50), (5-year CMT + 3.073%)(c)	25	18,381
7.00%, 04/04/79 (Call 01/04/29), (5-year USD Swap + 4.873%)(b)(c)	50	50,903
		1,882,211
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.00%, 11/19/24 (Call 10/19/24)(b)	50	49,218
Transportation — 0.5%
Canadian National Railway Co., 3.85%, 08/05/32 (Call 05/05/32)	100	90,078
GN Bondco LLC, 9.50%, 10/15/31 (Call 10/15/26)(a)	30	28,800
Rand Parent LLC, 8.50%, 02/15/30 (Call 02/15/26)(a)(b)	15	14,829
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Ryder System Inc.
5.65%, 03/01/28 (Call 02/01/28)	$65	$65,403
6.60%, 12/01/33 (Call 09/01/33)	80	83,961
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	10	9,649
		292,720
Trucking & Leasing — 0.1%
Fortress Transportation and Infrastructure Investors LLC
7.88%, 12/01/30 (Call 12/01/26)(a)(b)	34	35,388
5.50%, 05/01/28 (Call 05/31/24)(a)	45	43,222
9.75%, 08/01/27 (Call 05/13/24)(a)	10	10,336
		88,946
Water — 0.1%
American Water Capital Corp.
4.45%, 06/01/32 (Call 03/01/32)	25	23,370
5.15%, 03/01/34 (Call 12/01/33)	5	4,850
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)(b)	5	4,030
5.38%, 01/15/34 (Call 10/15/33)	15	14,457
		46,707
Total Corporate Bonds & Notes — 94.8% (Cost: $61,292,560)		60,210,271
U.S. Government Agency Obligations
Mortgage-Backed Securities — 27.8%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/46	16	13,770
3.00%, 10/01/46	28	23,646
3.00%, 12/01/46	12	10,170
3.00%, 01/01/47	55	46,789
3.00%, 10/01/47	41	35,141
3.50%, 07/01/43	9	7,710
3.50%, 09/01/44	7	6,064
3.50%, 01/01/46	4	3,363
3.50%, 03/01/46	5	4,788
3.50%, 09/01/46	4	3,942
3.50%, 08/01/47	4	3,605
4.00%, 04/01/46	66	60,753
4.00%, 06/01/48	26	23,470
4.00%, 01/01/49	0 (g)	66
4.50%, 07/01/48	5	4,418
5.00%, 07/01/48	5	4,556
5.00%, 04/01/49	3	2,944
Federal National Mortgage Association
4.00%, 01/01/57	50	44,972
4.00%, 02/01/57	50	45,426
Government National Mortgage Association
2.00%, 05/15/54(h)	625	491,729
2.50%, 08/20/50	171	138,223
2.50%, 09/20/50	169	137,136
2.50%, 05/20/54(h)	700	573,782
3.00%, 05/20/45	102	88,607
3.00%, 12/20/45	9	7,830
3.00%, 01/20/46	5	4,092
3.00%, 05/20/54(h)	600	510,353
3.50%, 10/20/42	72	65,070
3.50%, 04/20/45	21	19,337
3.50%, 04/20/46	33	29,403
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 03/20/52(h)	$450	$396,353
4.00%, 09/20/45	11	9,934
4.00%, 09/20/46	4	3,413
4.00%, 06/20/47	108	99,319
4.00%, 11/20/47	30	27,353
4.00%, 05/15/48	24	22,071
4.00%, 05/15/54(h)	196	177,845
4.50%, 10/20/46	5	4,586
4.50%, 05/15/54(h)	200	186,498
4.50%, 05/20/54(h)	75	69,843
5.00%, 05/15/54(h)	410	392,446
5.50%, 07/20/53	18	17,462
5.50%, 05/15/54(h)	350	343,113
6.00%, 05/15/54(h)	125	125,315
6.00%, 06/15/54(h)	25	24,946
6.50%, 05/15/54(h)	175	177,184
Uniform Mortgage-Backed Securities
1.50%, 05/15/39(h)	452	379,841
2.00%, 12/01/35	63	55,200
2.00%, 05/15/39(h)	933	803,781
2.00%, 05/13/54(h)	4,232	3,194,124
2.50%, 05/15/39(h)	422	373,595
2.50%, 05/15/54(h)	2,962	2,343,108
3.00%, 05/15/39(h)	280	253,988
3.00%, 10/01/46	272	231,565
3.00%, 12/01/47	69	58,681
3.00%, 11/01/48	107	90,975
3.00%, 02/25/52(h)	1,000	825,588
3.50%, 03/01/33	39	36,734
3.50%, 05/15/39(h)	67	62,177
3.50%, 04/01/49	19	16,479
3.50%, 03/25/52(h)	1,050	904,931
4.00%, 06/01/33	17	16,617
4.00%, 07/01/33	7	6,736
4.00%, 12/01/33	12	12,041
4.00%, 05/15/39(h)	55	52,189
4.00%, 02/01/46	12	11,713
4.00%, 03/01/46	5	4,394
4.00%, 06/01/47	5	4,541
4.00%, 11/01/47	6	5,303
4.00%, 06/25/52(h)	703	628,710
4.50%, 10/01/47	4	3,922
4.50%, 07/01/48	2	1,805
4.50%, 12/01/48	13	12,127
4.50%, 05/13/54(h)	683	629,326
5.00%, 09/01/48	7	6,790
5.00%, 04/01/49	11	10,337
5.00%, 08/01/52	193	185,299
5.00%, 05/15/54(h)	350	331,628
5.50%, 02/01/53	182	178,580
5.50%, 05/15/54(h)	350	339,693
6.00%, 02/01/49	48	49,766
6.00%, 05/15/54(h)	550	544,887
6.50%, 05/15/54(h)	450	453,393
		17,609,400
Total U.S. Government Agency Obligations — 27.8% (Cost: $18,304,739)		17,609,400
Total Long-Term Investments — 122.6% (Cost: $79,597,299)		77,819,671

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(i)(j)(k)	4,994,176	$4,995,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(i)(j)	100,000	100,000
Total Short-Term Securities — 8.0% (Cost: $5,093,400)		5,095,674
Total Investments Before TBA Sales Commitments — 130.6% (Cost: $84,690,699)		82,915,345
	Par (000)
TBA Sales Commitments(h)
Mortgage-Backed Securities — (0.0)%
Government National Mortgage Association, 6.00%, 05/15/54(l)	$(25)	(25,063)
Total TBA Sales Commitments — (0.0)% (Proceeds: $(25,088))		(25,063)
Total Investments, Net of TBA Sales Commitments — 130.6% (Cost: $84,665,611)		82,890,282
Liabilities in Excess of Other Assets — (30.6)%		(19,384,520)
Net Assets — 100.0%		$63,505,762

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,390,158	$—	$(393,858)(a)	$(203)	$(423)	$4,995,674	4,994,176	$27,910 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,641	—
				$(203)	$(423)	$5,095,674		$30,551	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	3	06/28/24	$608	$(4,430)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	43	06/28/24	$4,506	$(62,614)
				(67,044)
Short Contracts
10-Year U.S. Treasury Note	(14)	06/18/24	1,505	38,711
10-Year U.S. Ultra Bond	(2)	06/18/24	220	7,277
U.S. Long Bond	(35)	06/18/24	3,987	172,913
U.S. Ultra Bond	(38)	06/18/24	4,547	309,406
				528,307
				$461,263
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$528,307	$—	$528,307
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$67,044	$—	$67,044

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$—	$—	$158,995	$—	$158,995
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$—	$—	$(567,744)	$—	$(567,744)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,707,047
Average notional value of contracts — short	$10,895,531
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024 iShares Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
April 30, 2024
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$60,210,271	$—	$60,210,271
U.S. Government Agency Obligations	—	17,609,400	—	17,609,400
Short-Term Securities
Money Market Funds	5,095,674	—	—	5,095,674
Liabilities
Investments
TBA Sales Commitments	—	(25,063)	—	(25,063)
	$5,095,674	$77,794,608	$—	$82,890,282
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$528,307	$—	$—	$528,307
Liabilities
Interest Rate Contracts	(67,044)	—	—	(67,044)
	$461,263	$—	$—	461,263

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2024

	iShares Core Total USD Bond Market ETF	iShares U.S. Fixed Income Balanced Risk Systematic ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$28,222,846,264	$77,819,671
Investments, at value—affiliated(c)	677,541,754	5,095,674
Cash	5,342,015	77
Cash pledged for futures contracts	—	408,000
Foreign currency, at value(d)	22,804	—
Receivables:
Investments sold	110,976,916	64,765
Securities lending income—affiliated	176,904	1,476
TBA sales commitments	55,834,879	25,088
Capital shares sold	6,106,126	—
Dividends— unaffiliated	5,240,756	—
Dividends—affiliated	434	4,174
Interest— unaffiliated	232,362,702	709,096
Variation margin on futures contracts	—	60,928
Total assets	29,316,451,554	84,188,949
LIABILITIES
Collateral on securities loaned, at value	399,899,281	3,506,408
TBA sales commitments, at value(e)	55,562,007	25,063
Payables:
Investments purchased	1,288,506,682	17,138,730
Investment advisory fees	1,275,874	12,986
Total liabilities	1,745,243,844	20,683,187
Commitments and contingent liabilities
NET ASSETS	$27,571,207,710	$63,505,762
NET ASSETS CONSIST OF
Paid-in capital	$30,703,939,626	$80,029,991
Accumulated loss	(3,132,731,916)	(16,524,229)
NET ASSETS	$27,571,207,710	$63,505,762
NET ASSET VALUE
Shares outstanding	621,300,000	750,000
Net asset value	$44.38	$84.67
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$30,978,635,559	$79,597,299
(b) Securities loaned, at value	$355,686,301	$3,370,248
(c) Investments, at cost—affiliated	$677,378,324	$5,093,400
(d) Foreign currency, at cost	$22,954	$—
(e) Proceeds from TBA sales commitments	$55,834,879	$25,088
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Statements of Operations (unaudited)
Six Months Ended April 30, 2024

	iShares Core Total USD Bond Market ETF	iShares U.S. Fixed Income Balanced Risk Systematic ETF
INVESTMENT INCOME
Dividends—affiliated	$24,962,839	$20,523
Interest—unaffiliated	471,686,094	1,553,483
Securities lending income—affiliated—net	1,364,168	10,028
Other income—unaffiliated	239,102	864
Foreign taxes withheld	—	(1,897)
Total investment income	498,252,203	1,583,001
EXPENSES
Investment advisory	7,463,951	75,917
Interest expense	19,327	72
Litigation fees	9,775	—
Total expenses	7,493,053	75,989
Less:
Investment advisory fees waived	(405,231)	(337)
Total expenses after fees waived	7,087,822	75,652
Net investment income	491,164,381	1,507,349
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(36,405,464)	243,591
Investments—affiliated	(73,815)	(203)
Capital gain distributions from underlying funds—affiliated	608	—
Foreign currency transactions	2	—
Futures contracts	—	158,995
In-kind redemptions—unaffiliated(a)	3,084,908	—
	(33,393,761)	402,383
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	620,078,528	2,127,623
Investments—affiliated	(118,125)	(423)
Foreign currency translations	(108)	—
Futures contracts	—	(567,744)
	619,960,295	1,559,456
Net realized and unrealized gain	586,566,534	1,961,839
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,077,730,915	$3,469,188
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	iShares Core Total USD Bond Market ETF		iShares U.S. Fixed Income Balanced Risk Systematic ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$491,164,381	$726,433,659	$1,507,349	$2,762,855
Net realized gain (loss)	(33,393,761)	(259,138,422)	402,383	(1,937,986)
Net change in unrealized appreciation (depreciation)	619,960,295	(390,450,768)	1,559,456	2,011,948
Net increase in net assets resulting from operations	1,077,730,915	76,844,469	3,469,188	2,836,817
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(468,177,966)(b)	(700,562,084)	(1,469,572)(b)	(2,788,641)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,659,771,764	3,755,384,199	4,269,190	(12,410,824)
NET ASSETS
Total increase (decrease) in net assets	6,269,324,713	3,131,666,584	6,268,806	(12,362,648)
Beginning of period	21,301,882,997	18,170,216,413	57,236,956	69,599,604
End of period	$27,571,207,710	$21,301,882,997	$63,505,762	$57,236,956

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core Total USD Bond Market ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$42.90	$43.84	$53.11	$54.01	$52.36	$48.54
Net investment income(a)	0.89	1.55	1.08	0.95	1.38	1.60
Net realized and unrealized gain (loss)(b)	1.45	(0.99)	(9.34)	(0.74)	1.71	3.79
Net increase (decrease) from investment operations	2.34	0.56	(8.26)	0.21	3.09	5.39
Distributions(c)
From net investment income	(0.86)(d)	(1.50)	(1.01)	(0.98)	(1.44)	(1.57)
From net realized gain	—	—	—	(0.13)	—	—
Total distributions	(0.86)	(1.50)	(1.01)	(1.11)	(1.44)	(1.57)
Net asset value, end of period	$44.38	$42.90	$43.84	$53.11	$54.01	$52.36
Total Return(e)
Based on net asset value	5.43%(f)	1.15%	(15.73)%(g)	0.39%	5.98%	11.28%
Ratios to Average Net Assets(h)
Total expenses	0.06%(i)	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.06%(i)	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	3.95%(i)	3.43%	2.23%	1.77%	2.59%	3.15%
Supplemental Data
Net assets, end of period (000)	$27,571,208	$21,301,883	$18,170,216	$15,960,506	$5,530,617	$4,115,831
Portfolio turnover rate(j)(k)	40%	110%	141%	223%	180%	172%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Systematic ETF
	Six Months Ended 04/30/24 (unaudited)	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19
Net asset value, beginning of period	$81.77	$81.88	$100.00	$101.38	$101.55	$95.83
Net investment income(a)	2.10	3.66	2.44	1.81	2.67	3.51
Net realized and unrealized gain (loss)(b)	2.85	(0.10)	(18.32)	(1.22)	0.11	5.73
Net increase (decrease) from investment operations	4.95	3.56	(15.88)	0.59	2.78	9.24
Distributions(c)
From net investment income	(2.05)(d)	(3.67)	(2.24)	(1.97)	(2.87)	(3.52)
Return of capital	—	—	—	—	(0.08)	—
Total distributions	(2.05)	(3.67)	(2.24)	(1.97)	(2.95)	(3.52)
Net asset value, end of period	$84.67	$81.77	$81.88	$100.00	$101.38	$101.55
Total Return(e)
Based on net asset value	6.08%(f)	4.32%	(16.04)%	0.57%	2.79%	9.82%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%(h)	0.25%	0.24%	0.25%	0.24%	0.25%
Net investment income	4.96%(h)	4.37%	2.67%	1.79%	2.65%	3.55%
Supplemental Data
Net assets, end of period (000)	$63,506	$57,237	$69,600	$114,999	$131,792	$142,173
Portfolio turnover rate(i)(j)	219%	464%	550%	546%	703%	504%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core Total USD Bond Market	Diversified
U.S. Fixed Income Balanced Risk Systematic(a)	Diversified

(a)	Formerly iShares U.S. Fixed Income Balanced Risk Factor ETF.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment  Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: Certain Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core Total USD Bond Market
Barclays Bank PLC	$27,863,898	$(27,863,898)	$—	$—
Barclays Capital, Inc.	5,947,649	(5,947,649)	—	—
BMO Capital Markets Corp.	1,002,729	(1,002,729)	—	—
BNP Paribas SA	20,265,037	(20,265,037)	—	—
BofA Securities, Inc.	10,456,210	(10,456,210)	—	—
Citigroup Global Markets, Inc.	5,480,076	(5,480,076)	—	—
Deutsche Bank Securities, Inc.	2,109,866	(2,109,866)	—	—
Goldman Sachs & Co. LLC	68,923,058	(68,923,058)	—	—
HSBC Securities (USA), Inc.	633,038	(633,038)	—	—
J.P. Morgan Securities LLC	172,838,066	(172,838,066)	—	—
Jefferies LLC	6,540,274	(6,540,274)	—	—
Mizuho Securities USA LLC	98,424	(98,424)	—	—
Nomura Securities International, Inc.	1,505,958	(1,505,958)	—	—
Pershing LLC	7,120,191	(7,120,191)	—	—
Scotia Capital (USA), Inc.	2,514,850	(2,514,850)	—	—
State Street Bank & Trust Co.	585,580	(585,580)	—	—
TD Securities (USA) LLC	2,564,175	(2,564,175)	—	—
Toronto-Dominion Bank	2,276,324	(2,276,324)	—	—
UBS AG	296,699	(296,699)	—	—
UBS Securities LLC	5,477,150	(5,477,150)	—	—
Wells Fargo Securities LLC	11,187,049	(11,187,049)	—	—
	$355,686,301	$(355,686,301)	$—	$—
U.S. Fixed Income Balanced Risk Systematic
Barclays Bank PLC	$314,725	$(314,725)	$—	$—
Barclays Capital, Inc.	43,518	(43,518)	—	—
BMO Capital Markets Corp.	67,002	(67,002)	—	—
BNP Paribas SA	727,868	(727,868)	—	—
BofA Securities, Inc.	150,308	(150,308)	—	—
Citigroup Global Markets, Inc.	57,697	(57,697)	—	—
Deutsche Bank Securities, Inc.	391,251	(391,251)	—	—
Goldman Sachs & Co. LLC	790,745	(790,745)	—	—
J.P. Morgan Securities LLC	147,909	(147,909)	—	—
Jefferies LLC	9,868	(9,868)	—	—
Nomura Securities International, Inc.	13,595	(13,595)	—	—
Pershing LLC	3,552	(3,552)	—	—
RBC Capital Markets LLC	254,909	(254,909)	—	—
Scotia Capital (USA), Inc.	50,195	(50,195)	—	—
State Street Bank & Trust Co.	103,206	(103,206)	—	—
UBS Securities LLC	22,994	(22,994)	—	—
Wells Fargo Bank N.A.	102,304	(102,304)	—	—
Wells Fargo Securities LLC	118,602	(118,602)	—	—
	$3,370,248	$(3,370,248)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core Total USD Bond Market	0.06%
U.S. Fixed Income Balanced Risk Systematic	0.25
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Core Total USD Bond Market ETF and the iShares U.S. Fixed Income Balanced Risk Systematic ETF through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
Core Total USD Bond Market	$405,231
U.S. Fixed Income Balanced Risk Systematic	337
Distributor: BlackRock Investments, LLC ("BRIL"), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to January 08, 2024 (date of conversion for iShares Core Total USD Bond Market ETF), ETF Services were performed by State Street Bank and Trust Company.
Prior to January 26, 2024 (date of conversion for iShares U.S. Fixed Income Balanced Risk Systematic ETF), ETF Services were performed by State Street Bank and Trust Company.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2024, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core Total USD Bond Market	$349,297
U.S. Fixed Income Balanced Risk Systematic	2,069
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended April 30, 2024, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core Total USD Bond Market	$10,164,423,558	$9,198,941,142	$709,932,809	$706,782,080
U.S. Fixed Income Balanced Risk Systematic	151,879,289	151,091,673	13,139,677	13,551,776
For the six months ended April 30, 2024, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core Total USD Bond Market	$4,741,489,584	$182,137,005
U.S. Fixed Income Balanced Risk Systematic	4,145,541	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core Total USD Bond Market	$(428,253,419)
U.S. Fixed Income Balanced Risk Systematic	(14,816,708)
As of April 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Total USD Bond Market	$31,666,691,665	$39,455,071	$(2,805,485,846)	$(2,766,030,775)
U.S. Fixed Income Balanced Risk Systematic	84,705,880	978,353	(2,307,600)	(1,329,247)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022.  The Federal Reserve has recently raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

2024 iShares Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/24		Year Ended 10/31/23
iShares ETF	Shares	Amount	Shares	Amount
Core Total USD Bond Market
Shares sold	130,000,000	$5,899,024,934	133,700,000	$6,047,305,902
Shares redeemed	(5,300,000)	(239,253,170)	(51,600,000)	(2,291,921,703)
	124,700,000	$5,659,771,764	82,100,000	$3,755,384,199
U.S. Fixed Income Balanced Risk Systematic
Shares sold	50,000	$4,269,190	—	$—
Shares redeemed	—	—	(150,000)	(12,410,824)
	50,000	$4,269,190	(150,000)	$(12,410,824)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Statement Regarding Liquidity Risk Management Program (unaudited)
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core Total USD Bond Market ETF and iShares U.S. Fixed Income Balanced Risk Systematic ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program.  The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee  (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
 a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
 b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
 c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
 d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
 e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

2024 iShares Semi-Annual Report to Shareholders

Supplemental Information (unaudited)
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Supplemental Information

General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 •  Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov.  Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

2024 iShares Semi-Annual Report to Shareholders

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAP	Subject to Appropriations
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
ST	Special Tax
TBA	To-Be-Announced
Glossary of Terms Used in this Report

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-1013-0424

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)

Date: June 24, 2024

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 24, 2024